UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 10/31/2025

Date of reporting period: 10/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares 0-5 Year TIPS Bond ETF

STIP | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares 0-5 Year TIPS Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year TIPS Bond ETF	$3	0.03%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.11%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index (Spliced) returned 6.08%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced short-term Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led the Fund’s allocation to three- to five-year issues to contribute the most to performance.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 1, 2015 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index (Spliced)
Nov 15	$9,983	$9,972	$9,984
Dec 15	$9,960	$9,939	$9,962
Jan 16	$10,015	$10,081	$10,016
Feb 16	$10,038	$10,156	$10,040
Mar 16	$10,138	$10,244	$10,143
Apr 16	$10,141	$10,282	$10,146
May 16	$10,129	$10,287	$10,134
Jun 16	$10,222	$10,478	$10,229
Jul 16	$10,209	$10,546	$10,219
Aug 16	$10,184	$10,531	$10,192
Sep 16	$10,251	$10,522	$10,259
Oct 16	$10,256	$10,437	$10,264
Nov 16	$10,203	$10,187	$10,211
Dec 16	$10,236	$10,199	$10,242
Jan 17	$10,285	$10,223	$10,288
Feb 17	$10,296	$10,292	$10,299
Mar 17	$10,306	$10,288	$10,314
Apr 17	$10,302	$10,365	$10,315
May 17	$10,296	$10,447	$10,307
Jun 17	$10,250	$10,438	$10,262
Jul 17	$10,280	$10,481	$10,291
Aug 17	$10,308	$10,579	$10,320
Sep 17	$10,299	$10,525	$10,311
Oct 17	$10,315	$10,532	$10,330
Nov 17	$10,297	$10,519	$10,313
Dec 17	$10,317	$10,567	$10,332
Jan 18	$10,290	$10,445	$10,303
Feb 18	$10,286	$10,347	$10,300
Mar 18	$10,335	$10,414	$10,354
Apr 18	$10,335	$10,338	$10,350
May 18	$10,372	$10,411	$10,387
Jun 18	$10,385	$10,399	$10,404
Jul 18	$10,371	$10,401	$10,388
Aug 18	$10,425	$10,468	$10,441
Sep 18	$10,400	$10,401	$10,415
Oct 18	$10,355	$10,320	$10,373
Nov 18	$10,356	$10,380	$10,373
Dec 18	$10,369	$10,572	$10,393
Jan 19	$10,448	$10,680	$10,467
Feb 19	$10,467	$10,679	$10,486
Mar 19	$10,542	$10,888	$10,565
Apr 19	$10,592	$10,890	$10,613
May 19	$10,647	$11,087	$10,669
Jun 19	$10,711	$11,231	$10,739
Jul 19	$10,721	$11,261	$10,742
Aug 19	$10,778	$11,567	$10,798
Sep 19	$10,755	$11,498	$10,774
Oct 19	$10,787	$11,529	$10,807
Nov 19	$10,799	$11,523	$10,819
Dec 19	$10,877	$11,511	$10,897
Jan 20	$10,928	$11,744	$10,944
Feb 20	$10,984	$11,958	$11,000
Mar 20	$10,811	$11,873	$10,822
Apr 20	$10,951	$12,081	$10,951
May 20	$11,027	$12,142	$11,023
Jun 20	$11,108	$12,224	$11,107
Jul 20	$11,186	$12,413	$11,189
Aug 20	$11,312	$12,310	$11,318
Sep 20	$11,296	$12,309	$11,301
Oct 20	$11,271	$12,248	$11,276
Nov 20	$11,341	$12,368	$11,344
Dec 20	$11,439	$12,382	$11,449
Jan 21	$11,501	$12,285	$11,510
Feb 21	$11,520	$12,066	$11,522
Mar 21	$11,578	$11,938	$11,572
Apr 21	$11,673	$12,041	$11,668
May 21	$11,758	$12,077	$11,764
Jun 21	$11,772	$12,179	$11,767
Jul 21	$11,924	$12,310	$11,921
Aug 21	$11,929	$12,293	$11,925
Sep 21	$11,927	$12,176	$11,921
Oct 21	$12,009	$12,178	$12,003
Nov 21	$12,029	$12,226	$12,021
Dec 21	$12,066	$12,186	$12,061
Jan 22	$12,002	$11,931	$11,994
Feb 22	$12,124	$11,779	$12,117
Mar 22	$12,029	$11,450	$12,025
Apr 22	$12,024	$11,029	$12,022
May 22	$12,077	$11,076	$12,072
Jun 22	$11,901	$10,928	$11,892
Jul 22	$12,108	$11,180	$12,109
Aug 22	$11,928	$10,877	$11,923
Sep 22	$11,590	$10,397	$11,581
Oct 22	$11,708	$10,255	$11,697
Nov 22	$11,763	$10,627	$11,754
Dec 22	$11,726	$10,582	$11,730
Jan 23	$11,821	$10,900	$11,809
Feb 23	$11,771	$10,627	$11,764
Mar 23	$11,987	$10,897	$11,985
Apr 23	$12,014	$10,966	$12,014
May 23	$11,934	$10,847	$11,929
Jun 23	$11,911	$10,808	$11,906
Jul 23	$11,972	$10,798	$11,964
Aug 23	$11,985	$10,731	$11,977
Sep 23	$11,964	$10,464	$11,957
Oct 23	$12,008	$10,302	$12,002
Nov 23	$12,133	$10,754	$12,128
Dec 23	$12,265	$11,153	$12,258
Jan 24	$12,323	$11,140	$12,314
Feb 24	$12,300	$10,987	$12,291
Mar 24	$12,364	$11,080	$12,358
Apr 24	$12,363	$10,812	$12,357
May 24	$12,478	$10,996	$12,471
Jun 24	$12,547	$11,101	$12,540
Jul 24	$12,665	$11,358	$12,655
Aug 24	$12,737	$11,520	$12,727
Sep 24	$12,864	$11,674	$12,855
Oct 24	$12,808	$11,389	$12,798
Nov 24	$12,865	$11,504	$12,856
Dec 24	$12,851	$11,317	$12,842
Jan 25	$12,968	$11,382	$12,956
Feb 25	$13,117	$11,629	$13,105
Mar 25	$13,246	$11,633	$13,237
Apr 25	$13,348	$11,676	$13,337
May 25	$13,301	$11,592	$13,289
Jun 25	$13,372	$11,769	$13,361
Jul 25	$13,413	$11,744	$13,400
Aug 25	$13,586	$11,883	$13,574
Sep 25	$13,581	$12,011	$13,568
Oct 25	$13,590	$12,087	$13,577

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	6.11%	3.81%	3.12%
ICE BofA US Broad Market Index...
	6.13	(0.26)	1.91
ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index (Spliced)...
	6.08	3.78	3.11

Key Fund statistics

Net Assets...
$13,199,146,174
Number of Portfolio Holdings...
27
Net Investment Advisory Fees...
$3,483,183
Portfolio Turnover Rate...
20%

The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index (Spliced) reflects the performance of the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) through January 31, 2023 and the ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
18.7%
1-2 Years...
20.0
2-3 Years...
22.1
3-4 Years...
21.9
4-5 Years...
17.3
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes
1.63%, 04/15/30...
5.6%
1.63%, 10/15/29...
5.4
2.13%, 04/15/29...
5.2
2.38%, 10/15/28...
5.2
1.63%, 10/15/27...
5.0
1.25%, 04/15/28...
4.9
0.13%, 04/15/27...
4.8
0.13%, 10/15/26...
4.8
0.13%, 07/15/30...
4.6
0.50%, 01/15/28...
4.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 0-5 Year TIPS Bond ETF

Annual Shareholder Report — October 31, 2025

STIP-10/25-AR

iShares Core Universal USD Bond ETF

IUSB | NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Core Universal USD Bond ETF (the “Fund”) (formerly known as iShares Core Total USD Bond Market ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Universal USD Bond ETF	$6	0.06%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.51%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.51%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this environment, U.S. corporate bonds contributed, particularly in the industrials sector. Securitized bonds also added to the Fund’s return, including long-term convertible mortgage issues. By maturity, intermediate-to-long-term issues were most beneficial, while by credit rating, investment-grade issues contributed the most.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 1, 2015 through October 31, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index
Nov 15	$9,963	$9,964
Dec 15	$9,912	$9,914
Jan 16	$10,023	$10,023
Feb 16	$10,099	$10,094
Mar 16	$10,223	$10,218
Apr 16	$10,293	$10,288
May 16	$10,297	$10,296
Jun 16	$10,479	$10,477
Jul 16	$10,562	$10,563
Aug 16	$10,570	$10,575
Sep 16	$10,570	$10,577
Oct 16	$10,497	$10,507
Nov 16	$10,257	$10,271
Dec 16	$10,286	$10,301
Jan 17	$10,323	$10,338
Feb 17	$10,404	$10,418
Mar 17	$10,398	$10,414
Apr 17	$10,482	$10,500
May 17	$10,567	$10,581
Jun 17	$10,556	$10,572
Jul 17	$10,610	$10,625
Aug 17	$10,699	$10,717
Sep 17	$10,663	$10,679
Oct 17	$10,676	$10,692
Nov 17	$10,657	$10,676
Dec 17	$10,703	$10,723
Jan 18	$10,600	$10,620
Feb 18	$10,494	$10,519
Mar 18	$10,544	$10,572
Apr 18	$10,475	$10,501
May 18	$10,531	$10,559
Jun 18	$10,514	$10,543
Jul 18	$10,540	$10,565
Aug 18	$10,589	$10,618
Sep 18	$10,544	$10,572
Oct 18	$10,455	$10,484
Nov 18	$10,501	$10,531
Dec 18	$10,663	$10,695
Jan 19	$10,812	$10,843
Feb 19	$10,825	$10,855
Mar 19	$11,020	$11,051
Apr 19	$11,037	$11,066
May 19	$11,202	$11,236
Jun 19	$11,358	$11,395
Jul 19	$11,394	$11,429
Aug 19	$11,651	$11,687
Sep 19	$11,601	$11,637
Oct 19	$11,635	$11,674
Nov 19	$11,632	$11,672
Dec 19	$11,650	$11,689
Jan 20	$11,858	$11,899
Feb 20	$12,031	$12,077
Mar 20	$11,794	$11,841
Apr 20	$12,037	$12,078
May 20	$12,151	$12,191
Jun 20	$12,253	$12,293
Jul 20	$12,468	$12,509
Aug 20	$12,395	$12,437
Sep 20	$12,374	$12,414
Oct 20	$12,330	$12,370
Nov 20	$12,493	$12,531
Dec 20	$12,535	$12,575
Jan 21	$12,452	$12,496
Feb 21	$12,290	$12,334
Mar 21	$12,148	$12,191
Apr 21	$12,249	$12,293
May 21	$12,293	$12,340
Jun 21	$12,382	$12,430
Jul 21	$12,506	$12,555
Aug 21	$12,499	$12,547
Sep 21	$12,391	$12,440
Oct 21	$12,378	$12,429
Nov 21	$12,393	$12,444
Dec 21	$12,375	$12,436
Jan 22	$12,110	$12,163
Feb 22	$11,946	$11,998
Mar 22	$11,635	$11,676
Apr 22	$11,201	$11,240
May 22	$11,263	$11,302
Jun 22	$11,036	$11,076
Jul 22	$11,313	$11,355
Aug 22	$11,020	$11,060
Sep 22	$10,545	$10,583
Oct 22	$10,430	$10,467
Nov 22	$10,821	$10,857
Dec 22	$10,765	$10,820
Jan 23	$11,115	$11,156
Feb 23	$10,841	$10,882
Mar 23	$11,096	$11,137
Apr 23	$11,162	$11,205
May 23	$11,048	$11,089
Jun 23	$11,032	$11,072
Jul 23	$11,043	$11,083
Aug 23	$10,975	$11,016
Sep 23	$10,712	$10,753
Oct 23	$10,550	$10,592
Nov 23	$11,025	$11,068
Dec 23	$11,432	$11,488
Jan 24	$11,416	$11,461
Feb 24	$11,279	$11,323
Mar 24	$11,380	$11,435
Apr 24	$11,123	$11,167
May 24	$11,307	$11,352
Jun 24	$11,408	$11,456
Jul 24	$11,670	$11,716
Aug 24	$11,840	$11,889
Sep 24	$12,004	$12,052
Oct 24	$11,730	$11,778
Nov 24	$11,861	$11,902
Dec 24	$11,676	$11,722
Jan 25	$11,744	$11,793
Feb 25	$11,988	$12,037
Mar 25	$11,985	$12,034
Apr 25	$12,026	$12,077
May 25	$11,964	$12,015
Jun 25	$12,152	$12,203
Jul 25	$12,135	$12,185
Aug 25	$12,279	$12,331
Sep 25	$12,411	$12,462
Oct 25	$12,493	$12,544

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	6.51%	0.26%	2.25%
Bloomberg U.S. Universal Index...
	6.51	0.28	2.29

Key Fund statistics

Net Assets...
$33,342,350,850
Number of Portfolio Holdings...
17,360
Net Investment Advisory Fees...
$18,117,439
Portfolio Turnover Rate...
65%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Portfolio composition

Moody's Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
Aaa...
13.3%
Aa...
54.1
A...
12.2
Baa...
12.4
Ba...
3.1
B...
2.1
Caa...
0.9
Ca...
0.1
C...
0.0Footnote Reference(b)
Not Rated...
1.8
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
39.5%
Corporate Bonds...
31.3
U.S. Government Sponsored Agency Securities...
21.6
Foreign Government Obligations...
3.5
Foreign Agency Obligations...
2.8
Non-Agency Mortgage-Backed Securities...
0.6
Municipal Bonds...
0.4
Asset-Backed Securities...
0.3
Preferred Securities...
0.0Footnote Reference(b)
Common Stocks...
0.0Footnote Reference(b)
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Material fund changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective October 31, 2025, the name of the Fund was changed from iShares Core Total USD Bond Market ETF to iShares Core Universal USD Bond ETF.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core Universal USD Bond ETF

Annual Shareholder Report — October 31, 2025

IUSB-10/25-AR

iShares iBonds 2028 Term High Yield and Income ETF

IBHH | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds 2028 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2028 Term High Yield and Income ETF	$36	0.35%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.69%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg 2028 Term High Yield and Income Index returned 8.15%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

For Term Funds with earlier maturity dates, an allocation to bonds in the consumer cyclicals and communications sectors added to returns. Term Funds with later maturity dates were supported by an allocation to consumer cyclical and industrial sectors. Additionally, Term Funds across maturity dates benefited from bonds on the lower risk spectrum of high yield (those rated Ba and B Moody’s).

What detracted from performance?

During the reporting period, there were no significant detractors from the Funds’ performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 8, 2022 through October 31, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Bloomberg 2028 Term High Yield and Income Index
Feb 22	$10,000	$10,000	$10,000
Mar 22	$10,071	$9,835	$10,052
Apr 22	$9,681	$9,468	$9,665
May 22	$9,686	$9,520	$9,672
Jun 22	$8,990	$9,330	$8,969
Jul 22	$9,562	$9,564	$9,546
Aug 22	$9,294	$9,316	$9,278
Sep 22	$8,906	$8,914	$8,894
Oct 22	$9,190	$8,816	$9,183
Nov 22	$9,353	$9,145	$9,343
Dec 22	$9,278	$9,114	$9,273
Jan 23	$9,629	$9,397	$9,626
Feb 23	$9,477	$9,166	$9,479
Mar 23	$9,607	$9,381	$9,600
Apr 23	$9,707	$9,438	$9,707
May 23	$9,602	$9,340	$9,605
Jun 23	$9,746	$9,326	$9,746
Jul 23	$9,879	$9,335	$9,885
Aug 23	$9,899	$9,279	$9,903
Sep 23	$9,765	$9,058	$9,780
Oct 23	$9,678	$8,922	$9,693
Nov 23	$10,113	$9,323	$10,133
Dec 23	$10,486	$9,677	$10,509
Jan 24	$10,478	$9,654	$10,502
Feb 24	$10,512	$9,538	$10,538
Mar 24	$10,622	$9,632	$10,658
Apr 24	$10,543	$9,406	$10,577
May 24	$10,632	$9,562	$10,671
Jun 24	$10,729	$9,650	$10,777
Jul 24	$10,912	$9,869	$10,963
Aug 24	$11,068	$10,014	$11,121
Sep 24	$11,225	$10,151	$11,282
Oct 24	$11,188	$9,921	$11,248
Nov 24	$11,301	$10,026	$11,367
Dec 24	$11,279	$9,874	$11,342
Jan 25	$11,430	$9,934	$11,505
Feb 25	$11,493	$10,139	$11,575
Mar 25	$11,391	$10,137	$11,476
Apr 25	$11,413	$10,172	$11,499
May 25	$11,596	$10,121	$11,683
Jun 25	$11,767	$10,278	$11,858
Jul 25	$11,825	$10,264	$11,923
Aug 25	$11,961	$10,387	$12,066
Sep 25	$12,033	$10,497	$12,140
Oct 25	$12,049	$10,566	$12,165

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.69%	5.24%
Bloomberg U.S. Universal Index...
	6.51	1.52
Bloomberg 2028 Term High Yield and Income Index...
	8.15	5.52

Key Fund statistics

Net Assets...
$354,184,945
Number of Portfolio Holdings...
283
Net Investment Advisory Fees...
$795,210
Portfolio Turnover Rate...
23%

The inception date of the Fund was March 8, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.5%
Ba...
39.1
B...
44.8
Caa...
12.5
Not Rated...
1.0
Short-Term and Other Assets...
2.1
SecurityFootnote Reference(a)	Percent of Net Assets
CCO Holdings LLC, 5.00%, 02/01/28...
1.3%
Tenet Healthcare Corp., 6.13%, 10/01/28...
1.3
DISH DBS Corp., 5.75%, 12/01/28...
1.3
Venture Global LNG, Inc., 8.13%, 06/01/28...
1.2
TransDigm, Inc., 6.75%, 08/15/28...
1.2
Organon & Co., 4.13%, 04/30/28...
1.1
Sirius XM Radio LLC, 4.00%, 07/15/28...
1.1
Allied Universal Holdco LLC, 4.63%, 06/01/28...
1.0
Tenneco, Inc., 8.00%, 11/17/28...
1.0
Bausch Health Cos., Inc., 11.00%, 09/30/28...
1.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 2028 Term High Yield and Income ETF

Annual Shareholder Report — October 31, 2025

IBHH-10/25-AR

iShares iBonds 2029 Term High Yield and Income ETF

IBHI | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds 2029 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2029 Term High Yield and Income ETF	$36	0.35%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.38%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg 2029 Term High Yield and Income Index returned 7.60%

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

For Term Funds with earlier maturity dates, an allocation to bonds in the consumer cyclicals and communications sectors added to returns. Term Funds with later maturity dates were supported by an allocation to consumer cyclical and industrial sectors. Additionally, Term Funds across maturity dates benefited from bonds on the lower risk spectrum of high yield (those rated Ba and B Moody’s).

What detracted from performance?

During the reporting period, there were no significant detractors from the Funds’ performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 8, 2022 through October 31, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Bloomberg 2029 Term High Yield and Income Index
Feb 22	$10,000	$10,000	$10,000
Mar 22	$10,041	$9,835	$10,027
Apr 22	$9,576	$9,468	$9,559
May 22	$9,603	$9,520	$9,585
Jun 22	$8,848	$9,330	$8,831
Jul 22	$9,483	$9,564	$9,477
Aug 22	$9,203	$9,316	$9,201
Sep 22	$8,722	$8,914	$8,721
Oct 22	$8,994	$8,816	$8,987
Nov 22	$9,201	$9,145	$9,189
Dec 22	$9,108	$9,114	$9,102
Jan 23	$9,495	$9,397	$9,492
Feb 23	$9,320	$9,166	$9,319
Mar 23	$9,473	$9,381	$9,473
Apr 23	$9,586	$9,438	$9,589
May 23	$9,455	$9,340	$9,454
Jun 23	$9,619	$9,326	$9,620
Jul 23	$9,751	$9,335	$9,758
Aug 23	$9,751	$9,279	$9,759
Sep 23	$9,589	$9,058	$9,597
Oct 23	$9,474	$8,922	$9,483
Nov 23	$9,990	$9,323	$9,995
Dec 23	$10,414	$9,677	$10,424
Jan 24	$10,426	$9,654	$10,441
Feb 24	$10,433	$9,538	$10,443
Mar 24	$10,579	$9,632	$10,595
Apr 24	$10,458	$9,406	$10,471
May 24	$10,576	$9,562	$10,585
Jun 24	$10,687	$9,650	$10,699
Jul 24	$10,898	$9,869	$10,909
Aug 24	$11,075	$10,014	$11,092
Sep 24	$11,227	$10,151	$11,250
Oct 24	$11,168	$9,921	$11,196
Nov 24	$11,294	$10,026	$11,329
Dec 24	$11,249	$9,874	$11,281
Jan 25	$11,398	$9,934	$11,434
Feb 25	$11,455	$10,139	$11,492
Mar 25	$11,283	$10,137	$11,320
Apr 25	$11,261	$10,172	$11,296
May 25	$11,464	$10,121	$11,490
Jun 25	$11,681	$10,278	$11,726
Jul 25	$11,734	$10,264	$11,781
Aug 25	$11,889	$10,387	$11,940
Sep 25	$11,978	$10,497	$12,030
Oct 25	$11,992	$10,566	$12,048

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.38%	5.10%
Bloomberg U.S. Universal Index...
	6.51	1.52
Bloomberg 2029 Term High Yield and Income Index...
	7.60	5.24

Key Fund statistics

Net Assets...
$300,261,093
Number of Portfolio Holdings...
432
Net Investment Advisory Fees...
$583,944
Portfolio Turnover Rate...
12%

The inception date of the Fund was March 8, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.6%
Ba...
34.9
B...
41.8
Caa...
17.6
Ca...
0.0Footnote Reference(a)
Not Rated...
2.7
Short-Term and Other Assets...
2.4
SecurityFootnote Reference(b)	Percent of Net Assets
EchoStar Corp., 10.75%, 11/30/29...
1.9%
Medline Borrower LP, 3.88%, 04/01/29...
1.4
Cloud Software Group, Inc., 6.50%, 03/31/29...
1.3
Cloud Software Group, Inc., 9.00%, 09/30/29...
1.2
Venture Global LNG, Inc., 9.50%, 02/01/29...
1.0
American Airlines, Inc., 5.75%, 04/20/29...
1.0
TransDigm, Inc., 6.38%, 03/01/29...
0.9
Neptune Bidco US, Inc., 9.29%, 04/15/29...
0.8
Medline Borrower LP, 5.25%, 10/01/29...
0.8
Staples, Inc., 10.75%, 09/01/29...
0.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Rounds to less than 0.1%.
Footnote(b)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 2029 Term High Yield and Income ETF

Annual Shareholder Report — October 31, 2025

IBHI-10/25-AR

iShares iBonds 2030 Term High Yield and Income ETF

IBHJ | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds 2030 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2030 Term High Yield and Income ETF	$36	0.35%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.98%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg 2030 Term High Yield and Income Index returned 8.17%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

For Term Funds with earlier maturity dates, an allocation to bonds in the consumer cyclicals and communications sectors added to returns. Term Funds with later maturity dates were supported by an allocation to consumer cyclical and industrial sectors. Additionally, Term Funds across maturity dates benefited from bonds on the lower risk spectrum of high yield (those rated Ba and B Moody’s).

What detracted from performance?

During the reporting period, there were no significant detractors from the Funds’ performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 21, 2023 through October 31, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Bloomberg 2030 Term High Yield and Income Index
May 23	$10,000	$10,000	$10,000
Jun 23	$10,043	$9,968	$10,040
Jul 23	$10,166	$9,978	$10,164
Aug 23	$10,172	$9,917	$10,171
Sep 23	$9,961	$9,681	$9,963
Oct 23	$9,844	$9,535	$9,849
Nov 23	$10,400	$9,965	$10,409
Dec 23	$10,802	$10,343	$10,811
Jan 24	$10,807	$10,318	$10,814
Feb 24	$10,779	$10,194	$10,790
Mar 24	$10,944	$10,294	$10,953
Apr 24	$10,842	$10,054	$10,845
May 24	$10,964	$10,220	$10,970
Jun 24	$11,062	$10,314	$11,074
Jul 24	$11,283	$10,548	$11,296
Aug 24	$11,493	$10,703	$11,511
Sep 24	$11,650	$10,850	$11,671
Oct 24	$11,530	$10,604	$11,552
Nov 24	$11,670	$10,715	$11,695
Dec 24	$11,586	$10,554	$11,611
Jan 25	$11,758	$10,617	$11,785
Feb 25	$11,815	$10,837	$11,853
Mar 25	$11,686	$10,834	$11,726
Apr 25	$11,702	$10,872	$11,730
May 25	$11,905	$10,817	$11,941
Jun 25	$12,145	$10,986	$12,184
Jul 25	$12,168	$10,970	$12,212
Aug 25	$12,323	$11,102	$12,369
Sep 25	$12,426	$11,219	$12,470
Oct 25	$12,450	$11,293	$12,495

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.98%	9.72%
Bloomberg U.S. Universal Index...
	6.51	5.29
Bloomberg 2030 Term High Yield and Income Index...
	8.17	9.91

Key Fund statistics

Net Assets...
$82,412,743
Number of Portfolio Holdings...
303
Net Investment Advisory Fees...
$199,622
Portfolio Turnover Rate...
30%

The inception date of the Fund was June 21, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Ba...
41.9%
B...
43.0
Caa...
10.3
Not Rated...
2.8
Short-Term and Other Assets...
2.0
SecurityFootnote Reference(a)	Percent of Net Assets
HUB International Ltd., 7.25%, 06/15/30...
1.4%
CCO Holdings LLC, 4.75%, 03/01/30...
1.2
EMRLD Borrower LP, 6.63%, 12/15/30...
1.2
WULF Compute LLC, 7.75%, 10/15/30...
1.2
1011778 BC ULC, 4.00%, 10/15/30...
1.2
DaVita, Inc., 4.63%, 06/01/30...
1.1
CCO Holdings LLC, 4.50%, 08/15/30...
1.1
DirecTV Financing LLC, 8.88%, 02/01/30...
1.0
EchoStar Corp., 6.75%, 11/30/30...
1.0
Nissan Motor Co. Ltd., 4.81%, 09/17/30...
1.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 2030 Term High Yield and Income ETF

Annual Shareholder Report — October 31, 2025

IBHJ-10/25-AR

iShares iBonds 2032 Term High Yield and Income ETF

IBHL | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds 2032 Term High Yield and Income ETF (the “Fund”) for the period of March 25, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2032 Term High Yield and Income ETF	$22Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.18%.

  For the same period, the Bloomberg U.S. Universal Index returned 4.66% and the Bloomberg 2032 Term High Yield and Income Index returned 6.32%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

For Term Funds with earlier maturity dates, an allocation to bonds in the consumer cyclicals and communications sectors added to returns. Term Funds with later maturity dates were supported by an allocation to consumer cyclical and industrial sectors. Additionally, Term Funds across maturity dates benefited from bonds on the lower risk spectrum of high yield (those rated Ba and B Moody’s).

What detracted from performance?

During the reporting period, there were no significant detractors from the Funds’ performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 25, 2025 through October 31, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Bloomberg 2032 Term High Yield and Income Index
Mar 25	$10,000	$10,000	$10,000
Mar 25	$9,919	$10,040	$9,912
Apr 25	$9,942	$10,075	$9,937
May 25	$10,119	$10,024	$10,116
Jun 25	$10,339	$10,180	$10,340
Jul 25	$10,368	$10,166	$10,370
Aug 25	$10,513	$10,288	$10,518
Sep 25	$10,589	$10,397	$10,600
Oct 25	$10,618	$10,466	$10,632

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

Key Fund statistics

Net Assets...
$10,264,176
Number of Portfolio Holdings...
204
Net Investment Advisory Fees...
$20,574
Portfolio Turnover Rate...
26%

The inception date of the Fund was March 25, 2025.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Ba...
47.7%
B...
38.0
Caa...
11.0
Not Rated...
0.8
Short-Term and Other Assets...
2.5
SecurityFootnote Reference(a)	Percent of Net Assets
1261229 BC Ltd., 10.00%, 04/15/32...
2.5%
Quikrete Holdings, Inc., 6.38%, 03/01/32...
2.3
Carnival Corp., 5.75%, 08/01/32...
1.8
CCO Holdings LLC, 4.50%, 05/01/32...
1.4
Warnermedia Holdings, Inc., 4.28%, 03/15/32...
1.4
Community Health Systems, Inc., 10.88%, 01/15/32...
1.3
QXO Building Products, Inc., 6.75%, 04/30/32...
1.3
TransDigm, Inc., 6.63%, 03/01/32...
1.2
Venture Global LNG, Inc., 9.88%, 02/01/32...
1.2
IQVIA, Inc., 6.25%, 06/01/32...
1.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 2032 Term High Yield and Income ETF

Annual Shareholder Report — October 31, 2025

IBHL-10/25-AR

iShares iBonds Dec 2032 Term Corporate ETF

IBDX | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2032 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Corporate ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.76%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2032 Maturity Corporate Index returned 7.56%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 28, 2022 through October 31, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Bloomberg December 2032 Maturity Corporate Index
May 22	$10,000	$10,000	$10,000
Jun 22	$10,082	$10,080	$10,082
Jul 22	$10,521	$10,334	$10,523
Aug 22	$10,104	$10,065	$10,106
Sep 22	$9,523	$9,631	$9,521
Oct 22	$9,466	$9,526	$9,464
Nov 22	$9,979	$9,881	$9,979
Dec 22	$9,891	$9,847	$9,923
Jan 23	$10,338	$10,153	$10,338
Feb 23	$9,962	$9,903	$9,966
Mar 23	$10,315	$10,136	$10,321
Apr 23	$10,403	$10,197	$10,412
May 23	$10,246	$10,092	$10,253
Jun 23	$10,258	$10,076	$10,265
Jul 23	$10,289	$10,086	$10,298
Aug 23	$10,220	$10,025	$10,230
Sep 23	$9,912	$9,786	$9,923
Oct 23	$9,702	$9,639	$9,711
Nov 23	$10,342	$10,073	$10,348
Dec 23	$10,813	$10,455	$10,833
Jan 24	$10,776	$10,430	$10,785
Feb 24	$10,598	$10,305	$10,607
Mar 24	$10,745	$10,406	$10,762
Apr 24	$10,473	$10,163	$10,482
May 24	$10,677	$10,331	$10,687
Jun 24	$10,762	$10,426	$10,776
Jul 24	$11,044	$10,663	$11,056
Aug 24	$11,220	$10,820	$11,232
Sep 24	$11,408	$10,968	$11,421
Oct 24	$11,134	$10,719	$11,147
Nov 24	$11,287	$10,832	$11,291
Dec 24	$11,090	$10,668	$11,099
Jan 25	$11,145	$10,733	$11,159
Feb 25	$11,368	$10,954	$11,381
Mar 25	$11,375	$10,952	$11,387
Apr 25	$11,415	$10,990	$11,429
May 25	$11,452	$10,935	$11,466
Jun 25	$11,642	$11,105	$11,656
Jul 25	$11,685	$11,089	$11,675
Aug 25	$11,833	$11,222	$11,826
Sep 25	$11,957	$11,341	$11,949
Oct 25	$11,998	$11,416	$11,990

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.76%	5.60%
Bloomberg U.S. Universal Index...
	6.51	4.05
Bloomberg December 2032 Maturity Corporate Index...
	7.56	5.59

Key Fund statistics

Net Assets...
$1,372,964,045
Number of Portfolio Holdings...
415
Net Investment Advisory Fees...
$1,067,550
Portfolio Turnover Rate...
10%

The inception date of the Fund was June 28, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
1.3%
Aa...
7.5
A...
36.1
Baa...
50.1
Ba...
2.5
Not Rated...
1.5
Short-Term and Other Assets...
1.0
SecurityFootnote Reference(a)	Percent of Net Assets
Verizon Communications, Inc., 2.36%, 03/15/32...
1.3%
AerCap Ireland Capital DAC, 3.30%, 01/30/32...
1.2
Oracle Corp., 4.80%, 09/26/32...
0.9
Meta Platforms, Inc., 3.85%, 08/15/32...
0.9
Sprint Capital Corp., 8.75%, 03/15/32...
0.8
Oracle Corp., 6.25%, 11/09/32...
0.8
Amazon.com, Inc., 4.70%, 12/01/32...
0.7
Amazon.com, Inc., 3.60%, 04/13/32...
0.7
Ford Motor Co., 3.25%, 02/12/32...
0.7
AT&T, Inc., 2.25%, 02/01/32...
0.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2032 Term Corporate ETF

Annual Shareholder Report — October 31, 2025

IBDX-10/25-AR

iShares iBonds Dec 2033 Term Corporate ETF

IBDY | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2033 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Corporate ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.90%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2033 Maturity Corporate Index returned 7.96%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 21, 2023 through October 31, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Bloomberg December 2033 Maturity Corporate Index
May 23	$10,000	$10,000	$10,000
Jun 23	$10,000	$9,968	$9,997
Jul 23	$10,036	$9,978	$10,033
Aug 23	$9,965	$9,917	$9,962
Sep 23	$9,656	$9,681	$9,654
Oct 23	$9,448	$9,535	$9,443
Nov 23	$10,102	$9,965	$10,098
Dec 23	$10,568	$10,343	$10,576
Jan 24	$10,531	$10,318	$10,527
Feb 24	$10,343	$10,194	$10,340
Mar 24	$10,488	$10,294	$10,494
Apr 24	$10,210	$10,054	$10,208
May 24	$10,415	$10,220	$10,413
Jun 24	$10,496	$10,314	$10,498
Jul 24	$10,781	$10,548	$10,781
Aug 24	$10,945	$10,703	$10,945
Sep 24	$11,133	$10,850	$11,134
Oct 24	$10,845	$10,604	$10,846
Nov 24	$10,998	$10,715	$10,986
Dec 24	$10,788	$10,554	$10,784
Jan 25	$10,844	$10,617	$10,846
Feb 25	$11,074	$10,837	$11,076
Mar 25	$11,075	$10,834	$11,077
Apr 25	$11,111	$10,872	$11,115
May 25	$11,140	$10,817	$11,143
Jun 25	$11,363	$10,986	$11,368
Jul 25	$11,380	$10,970	$11,385
Aug 25	$11,513	$11,102	$11,521
Sep 25	$11,659	$11,219	$11,666
Oct 25	$11,702	$11,293	$11,709

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.90%	6.88%
Bloomberg U.S. Universal Index...
	6.51	5.29
Bloomberg December 2033 Maturity Corporate Index...
	7.96	6.92

Key Fund statistics

Net Assets...
$910,796,985
Number of Portfolio Holdings...
332
Net Investment Advisory Fees...
$745,117
Portfolio Turnover Rate...
3%

The inception date of the Fund was June 21, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
0.9%
Aa...
5.4
A...
38.3
Baa...
51.1
Ba...
2.0
Not Rated...
0.9
Short-Term and Other Assets...
1.4
SecurityFootnote Reference(a)	Percent of Net Assets
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/33...
1.8%
Amgen, Inc., 5.25%, 03/02/33...
1.5
AT&T, Inc., 2.55%, 12/01/33...
1.2
T-Mobile USA, Inc., 5.05%, 07/15/33...
0.9
Intel Corp., 5.20%, 02/10/33...
0.8
Philip Morris International, Inc., 5.38%, 02/15/33...
0.8
BP Capital Markets America, Inc., 4.81%, 02/13/33...
0.8
Enbridge, Inc., 5.70%, 03/08/33...
0.8
Banco Santander SA, 6.92%, 08/08/33...
0.8
Verizon Communications, Inc., 4.50%, 08/10/33...
0.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2033 Term Corporate ETF

Annual Shareholder Report — October 31, 2025

IBDY-10/25-AR

iShares iBonds Dec 2035 Term Corporate ETF

IBCA | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2035 Term Corporate ETF (the “Fund”) for the period of March 25, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2035 Term Corporate ETF	$6Footnote Reference(a)	0.10%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.20%.

  For the same period, the Bloomberg U.S. Universal Index returned 4.66% and the Bloomberg December 2035 Maturity Corporate Index returned 5.94%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 25, 2025 through October 31, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Bloomberg December 2035 Maturity Corporate Index
Mar 25	$10,000	$10,000	$10,000
Mar 25	$10,056	$10,040	$10,035
Apr 25	$10,067	$10,075	$10,045
May 25	$10,063	$10,024	$10,040
Jun 25	$10,283	$10,180	$10,259
Jul 25	$10,293	$10,166	$10,268
Aug 25	$10,412	$10,288	$10,389
Sep 25	$10,571	$10,397	$10,547
Oct 25	$10,620	$10,466	$10,594

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

Key Fund statistics

Net Assets...
$127,415,805
Number of Portfolio Holdings...
385
Net Investment Advisory Fees...
$38,963
Portfolio Turnover Rate...
1%

The inception date of the Fund was March 25, 2025.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
2.2%
Aa...
6.8
A...
37.2
Baa...
48.7
Ba...
1.9
Not Rated...
1.7
Short-Term and Other Assets...
1.5
SecurityFootnote Reference(a)	Percent of Net Assets
Broadcom, Inc., 3.14%, 11/15/35...
0.9%
Broadcom, Inc., 5.20%, 07/15/35...
0.9
Synopsys, Inc., 5.15%, 04/01/35...
0.8
AbbVie, Inc., 4.50%, 05/14/35...
0.8
AT&T, Inc., 4.50%, 05/15/35...
0.8
Verizon Communications, Inc., 5.25%, 04/02/35...
0.7
Verizon Communications, Inc., 4.78%, 02/15/35...
0.7
Charter Communications Operating LLC, 6.38%, 10/23/35...
0.7
Marsh & McLennan Cos., Inc., 5.00%, 03/15/35...
0.7
Medtronic, Inc., 4.38%, 03/15/35...
0.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2035 Term Corporate ETF

Annual Shareholder Report — October 31, 2025

IBCA-10/25-AR

iShares iBonds Dec 2025 Term Muni Bond ETF

IBMN | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2025 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Muni Bond ETF	$18	0.18%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 2.77%.

  For the same period, the S&P Municipal Bond Index returned 4.23% and the S&P AMT-Free Municipal Series Dec 2025 Index returned 3.00%.

What contributed to performance?

Municipal bond performance during the reporting period was driven by heavy new issuance and early-period volatility. Volatility stabilized after passage of the One Big Beautiful Bill, which reaffirmed the tax-exempt status of municipals and helped ease market concerns. Mixed economic signals also influenced municipal bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period, municipal investment grade bonds, particularly those rated Aa, contributed the most to the return of both earlier maturity and later maturity Term Funds. Intermediate maturities in the seven-to-ten-year range contributed the most to earlier maturity Term Funds, while later-dated Term Funds were supported by issues over ten years.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 13, 2018 through October 31, 2025

Initial Investment of $10,000

	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Dec 2025 Index
Nov 18	$10,172	$10,094	$10,114
Dec 18	$10,331	$10,211	$10,249
Jan 19	$10,492	$10,288	$10,386
Feb 19	$10,563	$10,339	$10,446
Mar 19	$10,662	$10,487	$10,547
Apr 19	$10,675	$10,521	$10,561
May 19	$10,828	$10,661	$10,718
Jun 19	$10,873	$10,705	$10,763
Jul 19	$10,994	$10,788	$10,883
Aug 19	$11,090	$10,938	$10,981
Sep 19	$10,973	$10,863	$10,866
Oct 19	$11,022	$10,878	$10,915
Nov 19	$11,036	$10,895	$10,929
Dec 19	$11,076	$10,929	$10,971
Jan 20	$11,252	$11,105	$11,146
Feb 20	$11,309	$11,233	$11,207
Mar 20	$11,036	$10,903	$10,918
Apr 20	$11,009	$10,783	$10,875
May 20	$11,398	$11,102	$11,251
Jun 20	$11,418	$11,167	$11,279
Jul 20	$11,549	$11,318	$11,413
Aug 20	$11,531	$11,286	$11,404
Sep 20	$11,541	$11,287	$11,414
Oct 20	$11,521	$11,268	$11,401
Nov 20	$11,583	$11,404	$11,460
Dec 20	$11,601	$11,461	$11,490
Jan 21	$11,626	$11,514	$11,520
Feb 21	$11,485	$11,353	$11,389
Mar 21	$11,522	$11,414	$11,427
Apr 21	$11,575	$11,502	$11,483
May 21	$11,566	$11,542	$11,485
Jun 21	$11,572	$11,567	$11,491
Jul 21	$11,633	$11,645	$11,556
Aug 21	$11,623	$11,613	$11,546
Sep 21	$11,567	$11,535	$11,495
Oct 21	$11,548	$11,526	$11,480
Nov 21	$11,562	$11,606	$11,494
Dec 21	$11,562	$11,621	$11,497
Jan 22	$11,313	$11,345	$11,252
Feb 22	$11,273	$11,289	$11,208
Mar 22	$11,064	$10,988	$11,005
Apr 22	$10,922	$10,698	$10,866
May 22	$11,068	$10,854	$11,010
Jun 22	$11,052	$10,677	$10,994
Jul 22	$11,200	$10,941	$11,142
Aug 22	$11,019	$10,689	$10,966
Sep 22	$10,817	$10,323	$10,766
Oct 22	$10,820	$10,258	$10,771
Nov 22	$11,027	$10,725	$10,976
Dec 22	$11,047	$10,730	$10,998
Jan 23	$11,176	$11,021	$11,127
Feb 23	$10,998	$10,768	$10,951
Mar 23	$11,165	$10,999	$11,121
Apr 23	$11,106	$10,979	$11,068
May 23	$11,054	$10,893	$11,019
Jun 23	$11,107	$10,983	$11,072
Jul 23	$11,122	$11,010	$11,091
Aug 23	$11,119	$10,887	$11,091
Sep 23	$11,054	$10,600	$11,028
Oct 23	$11,081	$10,488	$11,055
Nov 23	$11,250	$11,100	$11,224
Dec 23	$11,323	$11,355	$11,300
Jan 24	$11,324	$11,330	$11,303
Feb 24	$11,330	$11,331	$11,309
Mar 24	$11,322	$11,322	$11,309
Apr 24	$11,325	$11,201	$11,310
May 24	$11,351	$11,165	$11,341
Jun 24	$11,404	$11,339	$11,397
Jul 24	$11,469	$11,435	$11,463
Aug 24	$11,521	$11,528	$11,517
Sep 24	$11,537	$11,640	$11,534
Oct 24	$11,534	$11,487	$11,536
Nov 24	$11,573	$11,661	$11,577
Dec 24	$11,595	$11,529	$11,602
Jan 25	$11,635	$11,567	$11,643
Feb 25	$11,661	$11,680	$11,668
Mar 25	$11,682	$11,496	$11,695
Apr 25	$11,695	$11,439	$11,715
May 25	$11,729	$11,429	$11,750
Jun 25	$11,757	$11,513	$11,776
Jul 25	$11,785	$11,493	$11,805
Aug 25	$11,806	$11,591	$11,829
Sep 25	$11,830	$11,845	$11,855
Oct 25	$11,854	$11,973	$11,882

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	2.77%	0.57%	2.47%
S&P Municipal Bond Index...
	4.23	1.22	2.62
S&P AMT-Free Municipal Series Dec 2025 Index...
	3.00	0.83	2.51

Key Fund statistics

Net Assets...
$383,168,334
Number of Portfolio Holdings...
301
Net Investment Advisory Fees...
$810,839
Portfolio Turnover Rate...
0%

The inception date of the Fund was November 13, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
19.6%
AA+...
43.7
AA...
8.3
AA-...
3.6
A+...
9.1
A...
1.4
A-...
1.2
Not Rated...
12.7
Short-Term and Other Assets...
0.4
StateFootnote Reference(a)	Percent of Net Assets
New York...
26.0%
Washington...
12.1
Ohio...
6.9
Texas...
6.4
Massachusetts...
5.8
California...
5.5
Pennsylvania...
5.4
Colorado...
4.9
Michigan...
4.1
Rhode Island...
3.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

In connection with the establishment of the Fund, the Board of Trustees of the Fund approved the liquidation of the Fund.  After the close of business on December 1, 2025, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on December 2, 2025. Proceeds of the liquidation were sent to shareholders on December 4, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2025 Term Muni Bond ETF

Annual Shareholder Report — October 31, 2025

IBMN-10/25-AR

iShares iBonds Dec 2026 Term Muni Bond ETF

IBMO | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Muni Bond ETF	$18	0.18%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 2.92%.

  For the same period, the S&P Municipal Bond Index returned 4.23% and the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 Index returned 3.17%.

What contributed to performance?

Municipal bond performance during the reporting period was driven by heavy new issuance and early-period volatility. Volatility stabilized after passage of the One Big Beautiful Bill, which reaffirmed the tax-exempt status of municipals and helped ease market concerns. Mixed economic signals also influenced municipal bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period, municipal investment grade bonds, particularly those rated Aa, contributed the most to the return of both earlier maturity and later maturity Term Funds. Intermediate maturities in the seven-to-ten-year range contributed the most to earlier maturity Term Funds, while later-dated Term Funds were supported by issues over ten years.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 2, 2019 through October 31, 2025

Initial Investment of $10,000

	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 Index
Apr 19	$10,052	$10,044	$10,041
May 19	$10,228	$10,178	$10,208
Jun 19	$10,273	$10,220	$10,251
Jul 19	$10,373	$10,300	$10,352
Aug 19	$10,535	$10,443	$10,506
Sep 19	$10,414	$10,370	$10,391
Oct 19	$10,428	$10,386	$10,407
Nov 19	$10,443	$10,402	$10,421
Dec 19	$10,478	$10,434	$10,461
Jan 20	$10,684	$10,602	$10,662
Feb 20	$10,780	$10,725	$10,760
Mar 20	$10,459	$10,409	$10,420
Apr 20	$10,414	$10,294	$10,351
May 20	$10,787	$10,599	$10,717
Jun 20	$10,810	$10,661	$10,755
Jul 20	$10,959	$10,806	$10,914
Aug 20	$10,940	$10,775	$10,901
Sep 20	$10,953	$10,776	$10,912
Oct 20	$10,928	$10,758	$10,891
Nov 20	$11,017	$10,887	$10,989
Dec 20	$11,051	$10,942	$11,032
Jan 21	$11,079	$10,993	$11,073
Feb 21	$10,914	$10,839	$10,913
Mar 21	$10,954	$10,897	$10,961
Apr 21	$11,017	$10,981	$11,026
May 21	$11,015	$11,019	$11,036
Jun 21	$11,024	$11,043	$11,046
Jul 21	$11,099	$11,118	$11,123
Aug 21	$11,079	$11,087	$11,107
Sep 21	$11,011	$11,013	$11,039
Oct 21	$10,987	$11,004	$11,021
Nov 21	$11,017	$11,080	$11,052
Dec 21	$11,029	$11,094	$11,062
Jan 22	$10,749	$10,831	$10,786
Feb 22	$10,707	$10,778	$10,742
Mar 22	$10,471	$10,490	$10,510
Apr 22	$10,294	$10,214	$10,330
May 22	$10,450	$10,363	$10,479
Jun 22	$10,413	$10,194	$10,437
Jul 22	$10,603	$10,446	$10,628
Aug 22	$10,410	$10,205	$10,441
Sep 22	$10,161	$9,855	$10,187
Oct 22	$10,158	$9,793	$10,179
Nov 22	$10,403	$10,240	$10,428
Dec 22	$10,440	$10,244	$10,464
Jan 23	$10,610	$10,522	$10,636
Feb 23	$10,402	$10,280	$10,429
Mar 23	$10,595	$10,501	$10,624
Apr 23	$10,522	$10,482	$10,560
May 23	$10,446	$10,400	$10,484
Jun 23	$10,500	$10,486	$10,540
Jul 23	$10,515	$10,511	$10,558
Aug 23	$10,493	$10,394	$10,537
Sep 23	$10,383	$10,120	$10,427
Oct 23	$10,395	$10,013	$10,437
Nov 23	$10,646	$10,597	$10,689
Dec 23	$10,744	$10,841	$10,790
Jan 24	$10,731	$10,817	$10,778
Feb 24	$10,735	$10,818	$10,783
Mar 24	$10,711	$10,809	$10,769
Apr 24	$10,682	$10,694	$10,739
May 24	$10,685	$10,660	$10,745
Jun 24	$10,755	$10,826	$10,821
Jul 24	$10,837	$10,917	$10,907
Aug 24	$10,923	$11,006	$10,996
Sep 24	$10,963	$11,113	$11,038
Oct 24	$10,918	$10,966	$10,998
Nov 24	$10,960	$11,133	$11,043
Dec 24	$10,956	$11,007	$11,041
Jan 25	$11,009	$11,043	$11,097
Feb 25	$11,048	$11,151	$11,135
Mar 25	$11,057	$10,975	$11,151
Apr 25	$11,054	$10,921	$11,148
May 25	$11,094	$10,912	$11,191
Jun 25	$11,138	$10,991	$11,236
Jul 25	$11,182	$10,972	$11,284
Aug 25	$11,216	$11,066	$11,322
Sep 25	$11,228	$11,309	$11,334
Oct 25	$11,237	$11,430	$11,348

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	2.92%	0.56%	1.79%
S&P Municipal Bond Index...
	4.23	1.22	2.05
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 Index...
	3.17	0.83	1.94

Key Fund statistics

Net Assets...
$508,724,148
Number of Portfolio Holdings...
1,399
Net Investment Advisory Fees...
$921,112
Portfolio Turnover Rate...
11%

The inception date of the Fund was April 2, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
27.9%
AA+...
18.2
AA...
16.0
AA-...
12.7
A+...
5.6
A...
4.1
A-...
2.5
BBB+...
0.0Footnote Reference(a)
Not Rated...
11.6
Short-Term and Other Assets...
1.4
StateFootnote Reference(b)	Percent of Net Assets
Texas...
11.1%
California...
10.4
New York...
7.5
Florida...
4.5
Washington...
4.3
Illinois...
4.3
Pennsylvania...
3.9
Virginia...
3.6
Maryland...
3.4
Connecticut...
2.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Rounds to less than 0.1%.
Footnote(b)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective July 22, 2025, BlackRock Fund Advisors contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through the termination date of the Fund.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2026 Term Muni Bond ETF

Annual Shareholder Report — October 31, 2025

IBMO-10/25-AR

iShares iBonds Dec 2027 Term Muni Bond ETF

IBMP | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2027 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Muni Bond ETF	$18	0.18%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 3.01%.

  For the same period, the S&P Municipal Bond Index returned 4.23% and the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 Index returned 3.23%

What contributed to performance?

Municipal bond performance during the reporting period was driven by heavy new issuance and early-period volatility. Volatility stabilized after passage of the One Big Beautiful Bill, which reaffirmed the tax-exempt status of municipals and helped ease market concerns. Mixed economic signals also influenced municipal bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period, municipal investment grade bonds, particularly those rated Aa, contributed the most to the return of both earlier maturity and later maturity Term Funds. Intermediate maturities in the seven-to-ten-year range contributed the most to earlier maturity Term Funds, while later-dated Term Funds were supported by issues over ten years.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 9, 2019 through October 31, 2025

Initial Investment of $10,000

	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 Index
Apr 19	$10,076	$10,051	$10,062
May 19	$10,264	$10,185	$10,255
Jun 19	$10,294	$10,228	$10,297
Jul 19	$10,394	$10,307	$10,396
Aug 19	$10,589	$10,450	$10,586
Sep 19	$10,460	$10,378	$10,460
Oct 19	$10,463	$10,393	$10,465
Nov 19	$10,475	$10,410	$10,477
Dec 19	$10,515	$10,442	$10,522
Jan 20	$10,742	$10,609	$10,747
Feb 20	$10,867	$10,732	$10,879
Mar 20	$10,522	$10,417	$10,496
Apr 20	$10,438	$10,302	$10,394
May 20	$10,856	$10,607	$10,799
Jun 20	$10,889	$10,669	$10,844
Jul 20	$11,066	$10,814	$11,029
Aug 20	$11,019	$10,783	$10,992
Sep 20	$11,021	$10,784	$10,989
Oct 20	$10,987	$10,765	$10,958
Nov 20	$11,118	$10,895	$11,091
Dec 20	$11,156	$10,950	$11,148
Jan 21	$11,189	$11,001	$11,198
Feb 21	$10,976	$10,847	$10,994
Mar 21	$11,022	$10,905	$11,050
Apr 21	$11,096	$10,989	$11,129
May 21	$11,105	$11,027	$11,150
Jun 21	$11,121	$11,051	$11,165
Jul 21	$11,212	$11,126	$11,258
Aug 21	$11,183	$11,095	$11,231
Sep 21	$11,095	$11,021	$11,144
Oct 21	$11,065	$11,012	$11,117
Nov 21	$11,118	$11,088	$11,173
Dec 21	$11,132	$11,103	$11,185
Jan 22	$10,815	$10,839	$10,868
Feb 22	$10,773	$10,786	$10,824
Mar 22	$10,491	$10,498	$10,543
Apr 22	$10,275	$10,221	$10,320
May 22	$10,460	$10,370	$10,484
Jun 22	$10,402	$10,201	$10,420
Jul 22	$10,642	$10,453	$10,659
Aug 22	$10,428	$10,213	$10,451
Sep 22	$10,123	$9,862	$10,138
Oct 22	$10,113	$9,801	$10,117
Nov 22	$10,416	$10,247	$10,428
Dec 22	$10,464	$10,252	$10,470
Jan 23	$10,682	$10,530	$10,690
Feb 23	$10,447	$10,288	$10,458
Mar 23	$10,662	$10,509	$10,674
Apr 23	$10,595	$10,489	$10,617
May 23	$10,487	$10,407	$10,511
Jun 23	$10,548	$10,493	$10,575
Jul 23	$10,562	$10,519	$10,592
Aug 23	$10,515	$10,402	$10,545
Sep 23	$10,360	$10,127	$10,383
Oct 23	$10,350	$10,021	$10,371
Nov 23	$10,688	$10,605	$10,712
Dec 23	$10,822	$10,849	$10,848
Jan 24	$10,789	$10,825	$10,818
Feb 24	$10,797	$10,826	$10,826
Mar 24	$10,760	$10,817	$10,800
Apr 24	$10,703	$10,702	$10,740
May 24	$10,668	$10,667	$10,706
Jun 24	$10,757	$10,834	$10,802
Jul 24	$10,855	$10,925	$10,902
Aug 24	$10,968	$11,014	$11,017
Sep 24	$11,029	$11,121	$11,080
Oct 24	$10,958	$10,975	$11,014
Nov 24	$11,007	$11,141	$11,065
Dec 24	$10,975	$11,015	$11,032
Jan 25	$11,032	$11,051	$11,093
Feb 25	$11,085	$11,159	$11,145
Mar 25	$11,074	$10,983	$11,142
Apr 25	$11,054	$10,929	$11,121
May 25	$11,116	$10,920	$11,187
Jun 25	$11,181	$10,999	$11,253
Jul 25	$11,238	$10,980	$11,312
Aug 25	$11,287	$11,074	$11,364
Sep 25	$11,297	$11,317	$11,376
Oct 25	$11,288	$11,439	$11,370

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	3.01%	0.54%	1.86%
S&P Municipal Bond Index...
	4.23	1.22	2.07
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 Index...
	3.23	0.74	1.98

Key Fund statistics

Net Assets...
$568,259,441
Number of Portfolio Holdings...
1,551
Net Investment Advisory Fees...
$949,749
Portfolio Turnover Rate...
7%

The inception date of the Fund was April 9, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
25.4%
AA+...
20.2
AA...
15.0
AA-...
13.2
A+...
5.7
A...
4.4
A-...
2.8
BBB+...
0.0Footnote Reference(a)
Not Rated...
12.0
Short-Term and Other Assets...
1.3
StateFootnote Reference(b)	Percent of Net Assets
Texas...
12.0%
California...
11.9
New York...
8.8
Illinois...
4.9
Florida...
4.7
Washington...
4.5
Pennsylvania...
3.2
Maryland...
2.7
New Jersey...
2.7
Ohio...
2.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Rounds to less than 0.1%.
Footnote(b)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective July 22, 2025, BlackRock Fund Advisors contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through the termination date of the Fund.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2027 Term Muni Bond ETF

Annual Shareholder Report — October 31, 2025

IBMP-10/25-AR

iShares iBonds Dec 2028 Term Muni Bond ETF

IBMQ | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2028 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Muni Bond ETF	$18	0.18%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 3.36%.

  For the same period, the S&P Municipal Bond Index returned 4.23% and the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 Index returned 3.53%.

What contributed to performance?

Municipal bond performance during the reporting period was driven by heavy new issuance and early-period volatility. Volatility stabilized after passage of the One Big Beautiful Bill, which reaffirmed the tax-exempt status of municipals and helped ease market concerns. Mixed economic signals also influenced municipal bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period, municipal investment grade bonds, particularly those rated Aa, contributed the most to the return of both earlier maturity and later maturity Term Funds. Intermediate maturities in the seven-to-ten-year range contributed the most to earlier maturity Term Funds, while later-dated Term Funds were supported by issues over ten years.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 16, 2019 through October 31, 2025

Initial Investment of $10,000

	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 Index
Apr 19	$10,076	$10,048	$10,066
May 19	$10,272	$10,181	$10,276
Jun 19	$10,322	$10,224	$10,321
Jul 19	$10,434	$10,303	$10,428
Aug 19	$10,649	$10,446	$10,643
Sep 19	$10,525	$10,374	$10,511
Oct 19	$10,515	$10,389	$10,505
Nov 19	$10,519	$10,406	$10,510
Dec 19	$10,564	$10,438	$10,556
Jan 20	$10,811	$10,605	$10,803
Feb 20	$10,961	$10,728	$10,959
Mar 20	$10,601	$10,413	$10,538
Apr 20	$10,501	$10,298	$10,397
May 20	$10,964	$10,603	$10,845
Jun 20	$10,997	$10,665	$10,901
Jul 20	$11,191	$10,809	$11,103
Aug 20	$11,117	$10,778	$11,043
Sep 20	$11,102	$10,779	$11,030
Oct 20	$11,069	$10,761	$10,997
Nov 20	$11,226	$10,891	$11,157
Dec 20	$11,281	$10,946	$11,228
Jan 21	$11,322	$10,997	$11,281
Feb 21	$11,066	$10,843	$11,040
Mar 21	$11,125	$10,901	$11,103
Apr 21	$11,213	$10,985	$11,197
May 21	$11,228	$11,023	$11,222
Jun 21	$11,245	$11,047	$11,242
Jul 21	$11,350	$11,122	$11,351
Aug 21	$11,310	$11,090	$11,315
Sep 21	$11,204	$11,017	$11,211
Oct 21	$11,169	$11,008	$11,177
Nov 21	$11,240	$11,084	$11,251
Dec 21	$11,255	$11,098	$11,267
Jan 22	$10,907	$10,835	$10,916
Feb 22	$10,869	$10,782	$10,873
Mar 22	$10,538	$10,494	$10,545
Apr 22	$10,273	$10,217	$10,274
May 22	$10,462	$10,366	$10,450
Jun 22	$10,375	$10,197	$10,360
Jul 22	$10,650	$10,449	$10,640
Aug 22	$10,439	$10,209	$10,425
Sep 22	$10,096	$9,859	$10,066
Oct 22	$10,072	$9,797	$10,035
Nov 22	$10,431	$10,243	$10,402
Dec 22	$10,493	$10,248	$10,456
Jan 23	$10,753	$10,525	$10,719
Feb 23	$10,500	$10,284	$10,466
Mar 23	$10,726	$10,505	$10,696
Apr 23	$10,670	$10,485	$10,645
May 23	$10,537	$10,403	$10,514
Jun 23	$10,605	$10,489	$10,585
Jul 23	$10,618	$10,515	$10,602
Aug 23	$10,545	$10,398	$10,529
Sep 23	$10,343	$10,123	$10,320
Oct 23	$10,317	$10,017	$10,285
Nov 23	$10,734	$10,600	$10,707
Dec 23	$10,910	$10,845	$10,885
Jan 24	$10,861	$10,821	$10,842
Feb 24	$10,869	$10,822	$10,849
Mar 24	$10,830	$10,813	$10,821
Apr 24	$10,742	$10,697	$10,733
May 24	$10,667	$10,663	$10,659
Jun 24	$10,773	$10,829	$10,772
Jul 24	$10,881	$10,921	$10,880
Aug 24	$11,018	$11,009	$11,020
Sep 24	$11,092	$11,117	$11,096
Oct 24	$10,989	$10,970	$10,997
Nov 24	$11,053	$11,136	$11,065
Dec 24	$10,991	$11,011	$11,005
Jan 25	$11,054	$11,047	$11,069
Feb 25	$11,123	$11,155	$11,136
Mar 25	$11,086	$10,979	$11,107
Apr 25	$11,052	$10,925	$11,071
May 25	$11,130	$10,916	$11,154
Jun 25	$11,215	$10,995	$11,239
Jul 25	$11,290	$10,976	$11,316
Aug 25	$11,356	$11,069	$11,386
Sep 25	$11,373	$11,313	$11,400
Oct 25	$11,358	$11,434	$11,385

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	3.36%	0.52%	1.96%
S&P Municipal Bond Index...
	4.23	1.22	2.07
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 Index...
	3.53	0.70	2.00

Key Fund statistics

Net Assets...
$521,556,455
Number of Portfolio Holdings...
1,724
Net Investment Advisory Fees...
$793,239
Portfolio Turnover Rate...
3%

The inception date of the Fund was April 16, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
25.5%
AA+...
16.5
AA...
15.9
AA-...
14.1
A+...
6.4
A...
5.5
A-...
2.6
BBB+...
0.1
BBB...
0.1
Not Rated...
12.0
Short-Term and Other Assets...
1.3
StateFootnote Reference(a)	Percent of Net Assets
Texas...
12.6%
California...
9.9
New York...
9.2
Illinois...
4.5
Washington...
4.2
Florida...
4.0
Pennsylvania...
3.6
Maryland...
2.9
New Jersey...
2.8
Virginia...
2.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective July 22, 2025, BlackRock Fund Advisors contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through the termination date of the Fund.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2028 Term Muni Bond ETF

Annual Shareholder Report — October 31, 2025

IBMQ-10/25-AR

iShares iBonds Dec 2029 Term Muni Bond ETF

IBMR | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2029 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Muni Bond ETF	$18	0.18%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 3.90%.

  For the same period, the S&P Municipal Bond Index returned 4.23% and the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 Index returned 3.97%.

What contributed to performance?

Municipal bond performance during the reporting period was driven by heavy new issuance and early-period volatility. Volatility stabilized after passage of the One Big Beautiful Bill, which reaffirmed the tax-exempt status of municipals and helped ease market concerns. Mixed economic signals also influenced municipal bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period, municipal investment grade bonds, particularly those rated Aa, contributed the most to the return of both earlier maturity and later maturity Term Funds. Intermediate maturities in the seven-to-ten-year range contributed the most to earlier maturity Term Funds, while later-dated Term Funds were supported by issues over ten years.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 9, 2023 through October 31, 2025

Initial Investment of $10,000

	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 Index
Apr 23	$10,000	$10,000	$10,000
May 23	$9,831	$9,887	$9,822
Jun 23	$9,917	$9,968	$9,894
Jul 23	$9,955	$9,993	$9,910
Aug 23	$9,844	$9,881	$9,806
Sep 23	$9,590	$9,620	$9,559
Oct 23	$9,555	$9,519	$9,507
Nov 23	$10,094	$10,074	$9,976
Dec 23	$10,345	$10,306	$10,191
Jan 24	$10,298	$10,283	$10,148
Feb 24	$10,297	$10,284	$10,145
Mar 24	$10,260	$10,276	$10,116
Apr 24	$10,148	$10,166	$10,003
May 24	$10,042	$10,134	$9,899
Jun 24	$10,164	$10,292	$10,025
Jul 24	$10,263	$10,379	$10,125
Aug 24	$10,410	$10,463	$10,269
Sep 24	$10,491	$10,565	$10,352
Oct 24	$10,356	$10,425	$10,219
Nov 24	$10,438	$10,583	$10,305
Dec 24	$10,359	$10,464	$10,226
Jan 25	$10,423	$10,498	$10,286
Feb 25	$10,504	$10,601	$10,363
Mar 25	$10,433	$10,434	$10,298
Apr 25	$10,401	$10,382	$10,263
May 25	$10,483	$10,374	$10,348
Jun 25	$10,580	$10,449	$10,444
Jul 25	$10,663	$10,431	$10,531
Aug 25	$10,739	$10,520	$10,608
Sep 25	$10,774	$10,751	$10,639
Oct 25	$10,760	$10,866	$10,625

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	3.90%	3.00%
S&P Municipal Bond Index...
	4.23	3.41
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 Index...
	3.97	2.48

Key Fund statistics

Net Assets...
$308,454,963
Number of Portfolio Holdings...
1,278
Net Investment Advisory Fees...
$411,119
Portfolio Turnover Rate...
1%

The inception date of the Fund was May 9, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
25.6%
AA+...
16.1
AA...
18.9
AA-...
13.4
A+...
5.2
A...
4.4
A-...
2.0
BBB+...
0.1
BBB...
0.1
Not Rated...
13.1
Short-Term and Other Assets...
1.1
StateFootnote Reference(a)	Percent of Net Assets
California...
13.3%
Texas...
13.0
New York...
8.4
Illinois...
5.2
Washington...
4.5
Florida...
4.2
Pennsylvania...
3.2
Maryland...
3.2
Ohio...
2.8
North Carolina...
2.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective July 22, 2025, BlackRock Fund Advisors contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through the termination date of the Fund.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2029 Term Muni Bond ETF

Annual Shareholder Report — October 31, 2025

IBMR-10/25-AR

iShares iBonds Dec 2031 Term Muni Bond ETF

IBMT | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2031 Term Muni Bond ETF (the “Fund”) for the period of March 25, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Muni Bond ETF	$11Footnote Reference(a)	0.18%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 4.79%.

  For the same period, the S&P Municipal Bond Index returned 3.89% and the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2031 Index returned 4.54%.

What contributed to performance?

Municipal bond performance during the reporting period was driven by heavy new issuance and early-period volatility. Volatility stabilized after passage of the One Big Beautiful Bill, which reaffirmed the tax-exempt status of municipals and helped ease market concerns. Mixed economic signals also influenced municipal bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period, municipal investment grade bonds, particularly those rated Aa, contributed the most to the return of both earlier maturity and later maturity Term Funds. Intermediate maturities in the seven-to-ten-year range contributed the most to earlier maturity Term Funds, while later-dated Term Funds were supported by issues over ten years.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 25, 2025 through October 31, 2025

Initial Investment of $10,000

	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted 2031 Index
Mar 25	$10,000	$10,000	$10,000
Mar 25	$9,994	$9,976	$9,987
Apr 25	$9,972	$9,927	$9,956
May 25	$10,060	$9,918	$10,038
Jun 25	$10,175	$9,990	$10,146
Jul 25	$10,216	$9,973	$10,193
Aug 25	$10,310	$10,058	$10,287
Sep 25	$10,439	$10,279	$10,412
Oct 25	$10,479	$10,389	$10,454

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

Key Fund statistics

Net Assets...
$32,362,993
Number of Portfolio Holdings...
508
Net Investment Advisory Fees...
$13,834
Portfolio Turnover Rate...
0%

The inception date of the Fund was March 25, 2025.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
22.5%
AA+...
18.8
AA...
20.5
AA-...
13.8
A+...
5.4
A...
3.9
A-...
2.1
Not Rated...
11.7
Short-Term and Other Assets...
1.3
StateFootnote Reference(a)	Percent of Net Assets
Texas...
13.0%
New York...
11.8
California...
9.0
Illinois...
5.4
Washington...
5.0
Florida...
4.4
North Carolina...
3.2
Ohio...
3.0
Pennsylvania...
2.9
Virginia...
2.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since March 25, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective July 22, 2025, BlackRock Fund Advisors contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through the termination date of the Fund.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2031 Term Muni Bond ETF

Annual Shareholder Report — October 31, 2025

IBMT-10/25-AR

iShares iBonds Dec 2025 Term Treasury ETF

IBTF | NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2025 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 4.33%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2025 Maturity US Treasury Index (Spliced) returned 4.26%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: February 25, 2020 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2025 Maturity US Treasury Index (Spliced)
Feb 20	$10,112	$10,071	$10,116
Mar 20	$10,387	$9,999	$10,391
Apr 20	$10,412	$10,174	$10,415
May 20	$10,437	$10,226	$10,442
Jun 20	$10,459	$10,295	$10,462
Jul 20	$10,497	$10,453	$10,500
Aug 20	$10,479	$10,367	$10,483
Sep 20	$10,481	$10,366	$10,486
Oct 20	$10,439	$10,315	$10,444
Nov 20	$10,453	$10,416	$10,459
Dec 20	$10,464	$10,427	$10,471
Jan 21	$10,448	$10,346	$10,448
Feb 21	$10,345	$10,161	$10,330
Mar 21	$10,289	$10,054	$10,297
Apr 21	$10,329	$10,140	$10,339
May 21	$10,354	$10,171	$10,366
Jun 21	$10,322	$10,257	$10,331
Jul 21	$10,391	$10,367	$10,401
Aug 21	$10,375	$10,353	$10,384
Sep 21	$10,324	$10,254	$10,334
Oct 21	$10,248	$10,256	$10,257
Nov 21	$10,249	$10,297	$10,258
Dec 21	$10,220	$10,263	$10,230
Jan 22	$10,103	$10,048	$10,112
Feb 22	$10,041	$9,920	$10,050
Mar 22	$9,794	$9,642	$9,802
Apr 22	$9,700	$9,288	$9,709
May 22	$9,774	$9,328	$9,781
Jun 22	$9,712	$9,203	$9,720
Jul 22	$9,789	$9,416	$9,797
Aug 22	$9,642	$9,160	$9,652
Sep 22	$9,477	$8,756	$9,487
Oct 22	$9,465	$8,637	$9,475
Nov 22	$9,566	$8,950	$9,576
Dec 22	$9,563	$8,912	$9,582
Jan 23	$9,664	$9,180	$9,675
Feb 23	$9,555	$8,950	$9,567
Mar 23	$9,734	$9,177	$9,747
Apr 23	$9,764	$9,235	$9,776
May 23	$9,723	$9,135	$9,735
Jun 23	$9,663	$9,102	$9,675
Jul 23	$9,695	$9,094	$9,707
Aug 23	$9,735	$9,037	$9,747
Sep 23	$9,738	$8,813	$9,751
Oct 23	$9,776	$8,676	$9,790
Nov 23	$9,862	$9,057	$9,875
Dec 23	$9,957	$9,393	$9,971
Jan 24	$9,998	$9,381	$10,013
Feb 24	$9,979	$9,253	$9,994
Mar 24	$10,012	$9,331	$10,028
Apr 24	$10,019	$9,106	$10,035
May 24	$10,072	$9,260	$10,089
Jun 24	$10,115	$9,349	$10,132
Jul 24	$10,189	$9,565	$10,208
Aug 24	$10,255	$9,702	$10,273
Sep 24	$10,319	$9,832	$10,338
Oct 24	$10,334	$9,591	$10,353
Nov 24	$10,369	$9,688	$10,388
Dec 24	$10,415	$9,531	$10,435
Jan 25	$10,451	$9,586	$10,471
Feb 25	$10,487	$9,793	$10,506
Mar 25	$10,524	$9,797	$10,543
Apr 25	$10,560	$9,833	$10,579
May 25	$10,593	$9,763	$10,611
Jun 25	$10,630	$9,912	$10,648
Jul 25	$10,667	$9,891	$10,685
Aug 25	$10,706	$10,007	$10,722
Sep 25	$10,745	$10,115	$10,759
Oct 25	$10,781	$10,180	$10,794

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	4.33%	0.65%	1.33%
ICE BofA US Broad Market Index...
	6.13	(0.26)	0.31
ICE 2025 Maturity US Treasury Index (Spliced)...
	4.26	0.66	1.36

Key Fund statistics

Net Assets...
$1,754,615,287
Number of Portfolio Holdings...
7
Net Investment Advisory Fees...
$1,345,952
Portfolio Turnover Rate...
-%

The inception date of the Fund was February 25, 2020.

The ICE 2025 Maturity US Treasury Index (Spliced) reflects the performance of the standard pricing variant of the ICE 2025 Maturity US Treasury Index through February 28, 2021; the 4 PM pricing variant of the ICE 2025 Maturity US Treasury Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE 2025 Maturity US Treasury Index, which now utilizes pricing as of 4 PM, thereafter.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.2%
Short-Term and Other Assets...
1.8
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 2.25%, 11/15/25...
22.5%
U.S. Treasury Notes, 4.88%, 11/30/25...
18.5
U.S. Treasury Notes, 0.38%, 11/30/25...
18.4
U.S. Treasury Notes, 4.00%, 12/15/25...
15.5
U.S. Treasury Notes, 4.50%, 11/15/25...
15.5
U.S. Treasury Notes, 2.88%, 11/30/25...
7.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

In connection with the establishment of the Fund, the Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on December 15, 2025, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on December 16, 2025. Proceeds of the liquidation were sent to shareholders on December 18, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2025 Term Treasury ETF

Annual Shareholder Report — October 31, 2025

IBTF-10/25-AR

iShares iBonds Dec 2026 Term Treasury ETF

IBTG | NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2026 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 4.46%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2026 Maturity US Treasury Index (Spliced) returned 4.52%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: February 25, 2020 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2026 Maturity US Treasury Index (Spliced)
Feb 20	$10,132	$10,071	$10,131
Mar 20	$10,444	$9,999	$10,443
Apr 20	$10,472	$10,174	$10,475
May 20	$10,501	$10,226	$10,503
Jun 20	$10,518	$10,295	$10,521
Jul 20	$10,576	$10,453	$10,579
Aug 20	$10,546	$10,367	$10,551
Sep 20	$10,560	$10,366	$10,563
Oct 20	$10,490	$10,315	$10,495
Nov 20	$10,516	$10,416	$10,518
Dec 20	$10,528	$10,427	$10,532
Jan 21	$10,488	$10,346	$10,485
Feb 21	$10,337	$10,161	$10,313
Mar 21	$10,241	$10,054	$10,247
Apr 21	$10,299	$10,140	$10,307
May 21	$10,336	$10,171	$10,342
Jun 21	$10,322	$10,257	$10,324
Jul 21	$10,416	$10,367	$10,423
Aug 21	$10,393	$10,353	$10,398
Sep 21	$10,310	$10,254	$10,315
Oct 21	$10,222	$10,256	$10,227
Nov 21	$10,248	$10,297	$10,251
Dec 21	$10,208	$10,263	$10,211
Jan 22	$10,066	$10,048	$10,072
Feb 22	$10,009	$9,920	$10,014
Mar 22	$9,717	$9,642	$9,719
Apr 22	$9,566	$9,288	$9,568
May 22	$9,643	$9,328	$9,644
Jun 22	$9,573	$9,203	$9,577
Jul 22	$9,704	$9,416	$9,708
Aug 22	$9,486	$9,160	$9,490
Sep 22	$9,260	$8,756	$9,266
Oct 22	$9,230	$8,637	$9,236
Nov 22	$9,387	$8,950	$9,393
Dec 22	$9,368	$8,912	$9,386
Jan 23	$9,516	$9,180	$9,522
Feb 23	$9,355	$8,950	$9,361
Mar 23	$9,574	$9,177	$9,580
Apr 23	$9,628	$9,235	$9,634
May 23	$9,567	$9,135	$9,573
Jun 23	$9,474	$9,102	$9,481
Jul 23	$9,499	$9,094	$9,507
Aug 23	$9,524	$9,037	$9,532
Sep 23	$9,490	$8,813	$9,498
Oct 23	$9,508	$8,676	$9,517
Nov 23	$9,641	$9,057	$9,650
Dec 23	$9,772	$9,393	$9,782
Jan 24	$9,808	$9,381	$9,819
Feb 24	$9,744	$9,253	$9,756
Mar 24	$9,771	$9,331	$9,783
Apr 24	$9,724	$9,106	$9,737
May 24	$9,796	$9,260	$9,808
Jun 24	$9,852	$9,349	$9,866
Jul 24	$9,968	$9,565	$9,982
Aug 24	$10,058	$9,702	$10,072
Sep 24	$10,138	$9,832	$10,153
Oct 24	$10,090	$9,591	$10,105
Nov 24	$10,117	$9,688	$10,132
Dec 24	$10,151	$9,531	$10,168
Jan 25	$10,192	$9,586	$10,209
Feb 25	$10,246	$9,793	$10,263
Mar 25	$10,287	$9,797	$10,305
Apr 25	$10,342	$9,833	$10,360
May 25	$10,342	$9,763	$10,361
Jun 25	$10,388	$9,912	$10,408
Jul 25	$10,405	$9,891	$10,425
Aug 25	$10,464	$10,007	$10,484
Sep 25	$10,507	$10,115	$10,528
Oct 25	$10,540	$10,180	$10,562

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	4.46%	0.10%	0.93%
ICE BofA US Broad Market Index...
	6.13	(0.26)	0.31
ICE 2026 Maturity US Treasury Index (Spliced)...
	4.52	0.13	0.97

Key Fund statistics

Net Assets...
$2,125,398,528
Number of Portfolio Holdings...
50
Net Investment Advisory Fees...
$1,271,881
Portfolio Turnover Rate...
7%

The inception date of the Fund was February 25, 2020.

The ICE 2026 Maturity US Treasury Index (Spliced) reflects the performance of the standard pricing variant of the ICE 2026 Maturity US Treasury Index through February 28, 2021; the 4 PM pricing variant of the ICE 2026 Maturity US Treasury Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE 2026 Maturity US Treasury Index, which now utilizes pricing as of 4 PM, thereafter.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
1.3%
Aa...
97.7
Short-Term and Other Assets...
1.0
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.50%, 03/31/26...
3.3%
0.75%, 04/30/26...
3.1
0.75%, 08/31/26...
3.0
0.38%, 01/31/26...
3.0
0.75%, 03/31/26...
2.9
1.50%, 08/15/26...
2.9
0.88%, 06/30/26...
2.9
0.75%, 05/31/26...
2.9
1.25%, 11/30/26...
2.9
1.13%, 10/31/26...
2.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2026 Term Treasury ETF

Annual Shareholder Report — October 31, 2025

IBTG-10/25-AR

iShares iBonds Dec 2027 Term Treasury ETF

IBTH | NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2027 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 4.94%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2027 Maturity US Treasury Index (Spliced) returned 4.99%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: February 25, 2020 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2027 Maturity US Treasury Index (Spliced)
Feb 20	$10,148	$10,071	$10,145
Mar 20	$10,487	$9,999	$10,490
Apr 20	$10,524	$10,174	$10,525
May 20	$10,545	$10,226	$10,545
Jun 20	$10,554	$10,295	$10,556
Jul 20	$10,623	$10,453	$10,628
Aug 20	$10,573	$10,367	$10,579
Sep 20	$10,590	$10,366	$10,600
Oct 20	$10,492	$10,315	$10,501
Nov 20	$10,517	$10,416	$10,528
Dec 20	$10,520	$10,427	$10,530
Jan 21	$10,456	$10,346	$10,458
Feb 21	$10,248	$10,161	$10,224
Mar 21	$10,096	$10,054	$10,111
Apr 21	$10,178	$10,140	$10,192
May 21	$10,222	$10,171	$10,238
Jun 21	$10,244	$10,257	$10,258
Jul 21	$10,385	$10,367	$10,398
Aug 21	$10,352	$10,353	$10,367
Sep 21	$10,234	$10,254	$10,250
Oct 21	$10,144	$10,256	$10,161
Nov 21	$10,200	$10,297	$10,216
Dec 21	$10,155	$10,263	$10,174
Jan 22	$9,994	$10,048	$10,011
Feb 22	$9,949	$9,920	$9,963
Mar 22	$9,623	$9,642	$9,635
Apr 22	$9,413	$9,288	$9,426
May 22	$9,483	$9,328	$9,497
Jun 22	$9,406	$9,203	$9,420
Jul 22	$9,579	$9,416	$9,594
Aug 22	$9,329	$9,160	$9,341
Sep 22	$9,054	$8,756	$9,067
Oct 22	$9,010	$8,637	$9,023
Nov 22	$9,203	$8,950	$9,215
Dec 22	$9,161	$8,912	$9,187
Jan 23	$9,343	$9,180	$9,356
Feb 23	$9,141	$8,950	$9,154
Mar 23	$9,390	$9,177	$9,403
Apr 23	$9,455	$9,235	$9,469
May 23	$9,372	$9,135	$9,386
Jun 23	$9,261	$9,102	$9,275
Jul 23	$9,282	$9,094	$9,297
Aug 23	$9,291	$9,037	$9,305
Sep 23	$9,218	$8,813	$9,233
Oct 23	$9,202	$8,676	$9,217
Nov 23	$9,389	$9,057	$9,405
Dec 23	$9,562	$9,393	$9,579
Jan 24	$9,594	$9,381	$9,612
Feb 24	$9,496	$9,253	$9,514
Mar 24	$9,526	$9,331	$9,545
Apr 24	$9,432	$9,106	$9,450
May 24	$9,525	$9,260	$9,544
Jun 24	$9,593	$9,349	$9,613
Jul 24	$9,748	$9,565	$9,768
Aug 24	$9,850	$9,702	$9,871
Sep 24	$9,938	$9,832	$9,960
Oct 24	$9,831	$9,591	$9,853
Nov 24	$9,863	$9,688	$9,885
Dec 24	$9,867	$9,531	$9,889
Jan 25	$9,914	$9,586	$9,936
Feb 25	$9,998	$9,793	$10,021
Mar 25	$10,048	$9,797	$10,072
Apr 25	$10,140	$9,833	$10,164
May 25	$10,110	$9,763	$10,134
Jun 25	$10,173	$9,912	$10,198
Jul 25	$10,165	$9,891	$10,191
Aug 25	$10,250	$10,007	$10,276
Sep 25	$10,284	$10,115	$10,310
Oct 25	$10,317	$10,180	$10,344

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	4.94%	(0.33)%	0.55%
ICE BofA US Broad Market Index...
	6.13	(0.26)	0.31
ICE 2027 Maturity US Treasury Index (Spliced)...
	4.99	(0.30)	0.60

Key Fund statistics

Net Assets...
$1,727,260,409
Number of Portfolio Holdings...
51
Net Investment Advisory Fees...
$1,031,014
Portfolio Turnover Rate...
59%

The inception date of the Fund was February 25, 2020.

The ICE 2027 Maturity US Treasury Index (Spliced) reflects the performance of the standard pricing variant of the ICE 2027 Maturity US Treasury Index through February 28, 2021; the 4 PM pricing variant of the ICE 2027 Maturity US Treasury Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE 2027 Maturity US Treasury Index, which now utilizes pricing as of 4 PM, thereafter.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.9%
Short-Term and Other Assets...
1.1
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.50%, 01/31/27...
3.0%
4.13%, 02/28/27...
2.8
3.88%, 07/31/27...
2.8
4.13%, 01/31/27...
2.8
3.75%, 06/30/27...
2.8
3.50%, 10/31/27...
2.8
3.63%, 08/31/27...
2.8
3.50%, 09/30/27...
2.8
3.88%, 05/31/27...
2.7
3.88%, 03/31/27...
2.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2027 Term Treasury ETF

Annual Shareholder Report — October 31, 2025

IBTH-10/25-AR

iShares iBonds Dec 2028 Term Treasury ETF

IBTI | NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2028 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 5.57%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2028 Maturity US Treasury Index (Spliced) returned 5.62%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: February 25, 2020 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2028 Maturity US Treasury Index (Spliced)
Feb 20	$10,159	$10,071	$10,159
Mar 20	$10,517	$9,999	$10,518
Apr 20	$10,570	$10,174	$10,570
May 20	$10,584	$10,226	$10,586
Jun 20	$10,593	$10,295	$10,593
Jul 20	$10,674	$10,453	$10,676
Aug 20	$10,597	$10,367	$10,603
Sep 20	$10,623	$10,366	$10,629
Oct 20	$10,501	$10,315	$10,509
Nov 20	$10,531	$10,416	$10,539
Dec 20	$10,515	$10,427	$10,524
Jan 21	$10,435	$10,346	$10,435
Feb 21	$10,210	$10,161	$10,181
Mar 21	$10,031	$10,054	$10,043
Apr 21	$10,117	$10,140	$10,127
May 21	$10,153	$10,171	$10,171
Jun 21	$10,208	$10,257	$10,218
Jul 21	$10,364	$10,367	$10,379
Aug 21	$10,332	$10,353	$10,344
Sep 21	$10,199	$10,254	$10,211
Oct 21	$10,111	$10,256	$10,123
Nov 21	$10,185	$10,297	$10,196
Dec 21	$10,149	$10,263	$10,159
Jan 22	$9,967	$10,048	$9,976
Feb 22	$9,927	$9,920	$9,938
Mar 22	$9,578	$9,642	$9,587
Apr 22	$9,315	$9,288	$9,325
May 22	$9,380	$9,328	$9,390
Jun 22	$9,298	$9,203	$9,308
Jul 22	$9,501	$9,416	$9,512
Aug 22	$9,208	$9,160	$9,219
Sep 22	$8,893	$8,756	$8,904
Oct 22	$8,827	$8,637	$8,839
Nov 22	$9,063	$8,950	$9,076
Dec 22	$8,996	$8,912	$9,027
Jan 23	$9,219	$9,180	$9,233
Feb 23	$8,995	$8,950	$9,008
Mar 23	$9,266	$9,177	$9,281
Apr 23	$9,335	$9,235	$9,350
May 23	$9,244	$9,135	$9,259
Jun 23	$9,126	$9,102	$9,139
Jul 23	$9,135	$9,094	$9,149
Aug 23	$9,131	$9,037	$9,145
Sep 23	$9,019	$8,813	$9,033
Oct 23	$8,971	$8,676	$8,985
Nov 23	$9,204	$9,057	$9,218
Dec 23	$9,411	$9,393	$9,426
Jan 24	$9,442	$9,381	$9,455
Feb 24	$9,317	$9,253	$9,331
Mar 24	$9,355	$9,331	$9,369
Apr 24	$9,214	$9,106	$9,228
May 24	$9,326	$9,260	$9,341
Jun 24	$9,407	$9,349	$9,423
Jul 24	$9,594	$9,565	$9,611
Aug 24	$9,701	$9,702	$9,719
Sep 24	$9,795	$9,832	$9,814
Oct 24	$9,631	$9,591	$9,649
Nov 24	$9,675	$9,688	$9,693
Dec 24	$9,642	$9,531	$9,661
Jan 25	$9,696	$9,586	$9,715
Feb 25	$9,815	$9,793	$9,834
Mar 25	$9,872	$9,797	$9,892
Apr 25	$9,988	$9,833	$10,010
May 25	$9,940	$9,763	$9,962
Jun 25	$10,019	$9,912	$10,041
Jul 25	$9,999	$9,891	$10,021
Aug 25	$10,109	$10,007	$10,132
Sep 25	$10,130	$10,115	$10,154
Oct 25	$10,168	$10,180	$10,192

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	5.57%	(0.64)%	0.29%
ICE BofA US Broad Market Index...
	6.13	(0.26)	0.31
ICE 2028 Maturity US Treasury Index (Spliced)...
	5.62	(0.61)	0.34

Key Fund statistics

Net Assets...
$1,213,795,668
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$677,755
Portfolio Turnover Rate...
57%

The inception date of the Fund was February 25, 2020.

The ICE 2028 Maturity US Treasury Index (Spliced) reflects the performance of the standard pricing variant of the ICE 2028 Maturity US Treasury Index through February 28, 2021; the 4 PM pricing variant of the ICE 2028 Maturity US Treasury Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE 2028 Maturity US Treasury Index, which now utilizes pricing as of 4 PM, thereafter.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
9.3%
Aa...
89.6
Short-Term and Other Assets...
1.1
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
2.88%, 08/15/28...
3.2%
2.88%, 05/15/28...
3.1
3.13%, 11/15/28...
3.0
4.25%, 02/15/28...
3.0
4.25%, 01/15/28...
3.0
2.75%, 02/15/28...
3.0
1.13%, 02/29/28...
3.0
3.88%, 03/15/28...
3.0
3.88%, 06/15/28...
2.9
3.88%, 07/15/28...
2.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2028 Term Treasury ETF

Annual Shareholder Report — October 31, 2025

IBTI-10/25-AR

iShares iBonds Dec 2029 Term Treasury ETF

IBTJ | NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2029 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 5.95%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2029 Maturity US Treasury Index (Spliced) returned 5.99%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: February 25, 2020 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2029 Maturity US Treasury Index (Spliced)
Feb 20	$10,176	$10,071	$10,175
Mar 20	$10,571	$9,999	$10,570
Apr 20	$10,644	$10,174	$10,647
May 20	$10,646	$10,226	$10,650
Jun 20	$10,660	$10,295	$10,661
Jul 20	$10,751	$10,453	$10,756
Aug 20	$10,650	$10,367	$10,655
Sep 20	$10,680	$10,366	$10,686
Oct 20	$10,535	$10,315	$10,542
Nov 20	$10,565	$10,416	$10,573
Dec 20	$10,538	$10,427	$10,546
Jan 21	$10,430	$10,346	$10,428
Feb 21	$10,183	$10,161	$10,148
Mar 21	$9,960	$10,054	$9,968
Apr 21	$10,052	$10,140	$10,063
May 21	$10,090	$10,171	$10,100
Jun 21	$10,174	$10,257	$10,183
Jul 21	$10,357	$10,367	$10,367
Aug 21	$10,319	$10,353	$10,331
Sep 21	$10,171	$10,254	$10,183
Oct 21	$10,104	$10,256	$10,117
Nov 21	$10,191	$10,297	$10,203
Dec 21	$10,163	$10,263	$10,173
Jan 22	$9,960	$10,048	$9,973
Feb 22	$9,924	$9,920	$9,937
Mar 22	$9,560	$9,642	$9,571
Apr 22	$9,259	$9,288	$9,269
May 22	$9,326	$9,328	$9,336
Jun 22	$9,243	$9,203	$9,252
Jul 22	$9,467	$9,416	$9,476
Aug 22	$9,148	$9,160	$9,157
Sep 22	$8,799	$8,756	$8,807
Oct 22	$8,718	$8,637	$8,727
Nov 22	$8,978	$8,950	$8,984
Dec 22	$8,887	$8,912	$8,913
Jan 23	$9,128	$9,180	$9,138
Feb 23	$8,887	$8,950	$8,895
Mar 23	$9,177	$9,177	$9,187
Apr 23	$9,243	$9,235	$9,253
May 23	$9,147	$9,135	$9,158
Jun 23	$9,026	$9,102	$9,038
Jul 23	$9,018	$9,094	$9,030
Aug 23	$8,999	$9,037	$9,011
Sep 23	$8,846	$8,813	$8,858
Oct 23	$8,765	$8,676	$8,777
Nov 23	$9,044	$9,057	$9,057
Dec 23	$9,287	$9,393	$9,301
Jan 24	$9,317	$9,381	$9,332
Feb 24	$9,178	$9,253	$9,193
Mar 24	$9,224	$9,331	$9,238
Apr 24	$9,049	$9,106	$9,064
May 24	$9,173	$9,260	$9,187
Jun 24	$9,264	$9,349	$9,279
Jul 24	$9,470	$9,565	$9,486
Aug 24	$9,581	$9,702	$9,596
Sep 24	$9,680	$9,832	$9,697
Oct 24	$9,475	$9,591	$9,490
Nov 24	$9,530	$9,688	$9,544
Dec 24	$9,456	$9,531	$9,471
Jan 25	$9,512	$9,586	$9,527
Feb 25	$9,662	$9,793	$9,678
Mar 25	$9,722	$9,797	$9,739
Apr 25	$9,850	$9,833	$9,867
May 25	$9,787	$9,763	$9,804
Jun 25	$9,883	$9,912	$9,901
Jul 25	$9,854	$9,891	$9,872
Aug 25	$9,983	$10,007	$10,002
Sep 25	$9,997	$10,115	$10,017
Oct 25	$10,038	$10,180	$10,059

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	5.95%	(0.96)%	0.07%
ICE BofA US Broad Market Index...
	6.13	(0.26)	0.31
ICE 2029 Maturity US Treasury Index (Spliced)...
	5.99	(0.93)	0.10

Key Fund statistics

Net Assets...
$839,420,856
Number of Portfolio Holdings...
29
Net Investment Advisory Fees...
$425,870
Portfolio Turnover Rate...
38%

The inception date of the Fund was February 25, 2020.

The ICE 2029 Maturity US Treasury Index (Spliced) reflects the performance of the standard pricing variant of the ICE 2029 Maturity US Treasury Index through February 28, 2021; the 4 PM pricing variant of the ICE 2029 Maturity US Treasury Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE 2029 Maturity US Treasury Index, which now utilizes pricing as of 4 PM, thereafter.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.6%
Short-Term and Other Assets...
1.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.63%, 04/30/29...
5.1%
4.50%, 05/31/29...
5.1
4.13%, 10/31/29...
5.1
4.13%, 11/30/29...
5.1
4.25%, 06/30/29...
5.1
4.00%, 07/31/29...
5.0
3.63%, 08/31/29...
5.0
3.50%, 09/30/29...
4.9
4.13%, 03/31/29...
4.8
4.25%, 02/28/29...
4.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2029 Term Treasury ETF

Annual Shareholder Report — October 31, 2025

IBTJ-10/25-AR

iShares iBonds Dec 2030 Term Treasury ETF

IBTK | NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2030 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.31%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2030 Maturity US Treasury Index (Spliced) returned 6.35%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 14, 2020 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2030 Maturity US Treasury Index (Spliced)
Jul 20	$10,072	$10,086	$10,071
Aug 20	$9,948	$10,003	$9,947
Sep 20	$9,977	$10,002	$9,976
Oct 20	$9,819	$9,952	$9,819
Nov 20	$9,848	$10,049	$9,849
Dec 20	$9,802	$10,061	$9,800
Jan 21	$9,666	$9,982	$9,653
Feb 21	$9,403	$9,804	$9,354
Mar 21	$9,144	$9,700	$9,141
Apr 21	$9,246	$9,784	$9,246
May 21	$9,284	$9,813	$9,286
Jun 21	$9,407	$9,896	$9,406
Jul 21	$9,604	$10,003	$9,607
Aug 21	$9,567	$9,989	$9,568
Sep 21	$9,406	$9,894	$9,408
Oct 21	$9,369	$9,896	$9,373
Nov 21	$9,474	$9,935	$9,477
Dec 21	$9,441	$9,902	$9,442
Jan 22	$9,227	$9,694	$9,229
Feb 22	$9,187	$9,571	$9,190
Mar 22	$8,819	$9,303	$8,822
Apr 22	$8,465	$8,962	$8,469
May 22	$8,528	$9,000	$8,533
Jun 22	$8,446	$8,880	$8,451
Jul 22	$8,692	$9,085	$8,697
Aug 22	$8,368	$8,838	$8,373
Sep 22	$7,999	$8,448	$8,004
Oct 22	$7,899	$8,333	$7,905
Nov 22	$8,168	$8,635	$8,174
Dec 22	$8,051	$8,599	$8,081
Jan 23	$8,325	$8,857	$8,332
Feb 23	$8,058	$8,635	$8,067
Mar 23	$8,343	$8,854	$8,354
Apr 23	$8,409	$8,911	$8,421
May 23	$8,302	$8,814	$8,313
Jun 23	$8,186	$8,782	$8,196
Jul 23	$8,160	$8,774	$8,170
Aug 23	$8,123	$8,720	$8,134
Sep 23	$7,937	$8,503	$7,947
Oct 23	$7,830	$8,371	$7,840
Nov 23	$8,117	$8,738	$8,129
Dec 23	$8,374	$9,062	$8,386
Jan 24	$8,391	$9,052	$8,404
Feb 24	$8,246	$8,928	$8,258
Mar 24	$8,297	$9,003	$8,309
Apr 24	$8,104	$8,786	$8,116
May 24	$8,229	$8,935	$8,242
Jun 24	$8,324	$9,020	$8,338
Jul 24	$8,536	$9,229	$8,551
Aug 24	$8,645	$9,361	$8,660
Sep 24	$8,746	$9,486	$8,762
Oct 24	$8,515	$9,254	$8,531
Nov 24	$8,578	$9,348	$8,595
Dec 24	$8,475	$9,196	$8,491
Jan 25	$8,528	$9,249	$8,545
Feb 25	$8,693	$9,449	$8,710
Mar 25	$8,747	$9,452	$8,765
Apr 25	$8,868	$9,487	$8,887
May 25	$8,800	$9,419	$8,818
Jun 25	$8,902	$9,563	$8,921
Jul 25	$8,868	$9,543	$8,887
Aug 25	$8,999	$9,655	$9,019
Sep 25	$9,010	$9,760	$9,031
Oct 25	$9,053	$9,822	$9,073

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	6.31%	(1.61)%	(1.86)%
ICE BofA US Broad Market Index...
	6.13	(0.26)	(0.34)
ICE 2030 Maturity US Treasury Index (Spliced)...
	6.35	(1.57)	(1.82)

Key Fund statistics

Net Assets...
$566,079,468
Number of Portfolio Holdings...
26
Net Investment Advisory Fees...
$284,605
Portfolio Turnover Rate...
62%

The inception date of the Fund was July 14, 2020.

The ICE 2030 Maturity US Treasury Index (Spliced) reflects the performance of the standard pricing variant of the ICE 2030 Maturity US Treasury Index through February 28, 2021; the 4 PM pricing variant of the ICE 2030 Maturity US Treasury Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE 2030 Maturity US Treasury Index, which now utilizes pricing as of 4 PM, thereafter.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.8%
Short-Term and Other Assets...
1.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.00%, 02/28/30...
7.4%
0.88%, 11/15/30...
6.6
0.63%, 08/15/30...
6.3
4.00%, 05/31/30...
5.0
4.25%, 01/31/30...
5.0
4.00%, 03/31/30...
5.0
3.88%, 04/30/30...
4.9
3.88%, 06/30/30...
4.9
3.88%, 07/31/30...
4.9
0.63%, 05/15/30...
4.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2030 Term Treasury ETF

Annual Shareholder Report — October 31, 2025

IBTK-10/25-AR

iShares iBonds Dec 2031 Term Treasury ETF

IBTL | NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2031 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.59%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2031 Maturity US Treasury Index (Spliced) returned 6.64%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 13, 2021 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2031 Maturity US Treasury Index (Spliced)
Jun 21	$10,000	$10,000	$10,000
Jul 21	$10,169	$10,095	$10,170
Aug 21	$10,128	$10,081	$10,130
Sep 21	$9,952	$9,985	$9,954
Oct 21	$9,919	$9,987	$9,922
Nov 21	$10,051	$10,026	$10,054
Dec 21	$9,997	$9,993	$10,002
Jan 22	$9,771	$9,784	$9,774
Feb 22	$9,730	$9,660	$9,734
Mar 22	$9,332	$9,389	$9,336
Apr 22	$8,913	$9,045	$8,918
May 22	$8,969	$9,083	$8,974
Jun 22	$8,884	$8,961	$8,889
Jul 22	$9,165	$9,169	$9,171
Aug 22	$8,805	$8,920	$8,812
Sep 22	$8,380	$8,526	$8,386
Oct 22	$8,260	$8,410	$8,267
Nov 22	$8,563	$8,715	$8,570
Dec 22	$8,439	$8,678	$8,475
Jan 23	$8,740	$8,939	$8,749
Feb 23	$8,456	$8,715	$8,466
Mar 23	$8,762	$8,936	$8,773
Apr 23	$8,843	$8,993	$8,855
May 23	$8,712	$8,895	$8,724
Jun 23	$8,598	$8,863	$8,611
Jul 23	$8,551	$8,855	$8,564
Aug 23	$8,494	$8,800	$8,507
Sep 23	$8,241	$8,581	$8,254
Oct 23	$8,093	$8,448	$8,106
Nov 23	$8,443	$8,819	$8,458
Dec 23	$8,751	$9,146	$8,768
Jan 24	$8,761	$9,135	$8,778
Feb 24	$8,580	$9,010	$8,597
Mar 24	$8,641	$9,086	$8,659
Apr 24	$8,404	$8,867	$8,421
May 24	$8,542	$9,017	$8,560
Jun 24	$8,647	$9,103	$8,665
Jul 24	$8,885	$9,314	$8,904
Aug 24	$9,000	$9,447	$9,018
Sep 24	$9,111	$9,573	$9,131
Oct 24	$8,839	$9,339	$8,857
Nov 24	$8,917	$9,434	$8,935
Dec 24	$8,772	$9,281	$8,790
Jan 25	$8,828	$9,334	$8,847
Feb 25	$9,030	$9,536	$9,050
Mar 25	$9,080	$9,539	$9,100
Apr 25	$9,201	$9,575	$9,221
May 25	$9,117	$9,506	$9,138
Jun 25	$9,242	$9,651	$9,263
Jul 25	$9,199	$9,631	$9,221
Aug 25	$9,349	$9,744	$9,372
Sep 25	$9,370	$9,850	$9,394
Oct 25	$9,421	$9,912	$9,445

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.59%	(1.38)%
ICE BofA US Broad Market Index...
	6.13	(0.20)
ICE 2031 Maturity US Treasury Index (Spliced)...
	6.64	(1.32)

Key Fund statistics

Net Assets...
$449,240,416
Number of Portfolio Holdings...
17
Net Investment Advisory Fees...
$239,405
Portfolio Turnover Rate...
32%

The inception date of the Fund was July 13, 2021.

The ICE 2031 Maturity US Treasury Index (Spliced) reflects the performance of the 4 PM pricing variant of the ICE 2031 Maturity US Treasury Index through November 30, 2023 and the standard pricing variant of the ICE 2031 Maturity US Treasury Index, which now utilizes pricing as of 4 PM, thereafter.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.7%
Short-Term and Other Assets...
1.3
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.25%, 08/15/31...
11.2%
1.38%, 11/15/31...
11.0
1.63%, 05/15/31...
10.5
1.13%, 02/15/31...
10.4
4.63%, 04/30/31...
5.2
4.63%, 05/31/31...
5.2
4.25%, 06/30/31...
5.1
4.13%, 11/30/31...
5.1
4.13%, 10/31/31...
5.0
4.13%, 07/31/31...
5.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2031 Term Treasury ETF

Annual Shareholder Report — October 31, 2025

IBTL-10/25-AR

iShares iBonds Dec 2032 Term Treasury ETF

IBTM | NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2032 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.50%

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2032 Maturity US Treasury Index (Spliced) returned 6.54%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 6, 2022 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2032 Maturity US Treasury Index (Spliced)
Jun 22	$10,000	$10,000	$10,000
Jul 22	$10,244	$10,211	$10,246
Aug 22	$9,835	$9,933	$9,836
Sep 22	$9,349	$9,495	$9,348
Oct 22	$9,184	$9,366	$9,185
Nov 22	$9,524	$9,705	$9,525
Dec 22	$9,392	$9,664	$9,425
Jan 23	$9,725	$9,955	$9,725
Feb 23	$9,416	$9,705	$9,416
Mar 23	$9,769	$9,951	$9,770
Apr 23	$9,846	$10,015	$9,848
May 23	$9,706	$9,906	$9,707
Jun 23	$9,591	$9,870	$9,592
Jul 23	$9,526	$9,862	$9,528
Aug 23	$9,446	$9,800	$9,448
Sep 23	$9,145	$9,556	$9,148
Oct 23	$8,966	$9,408	$8,969
Nov 23	$9,372	$9,821	$9,375
Dec 23	$9,731	$10,186	$9,735
Jan 24	$9,737	$10,173	$9,742
Feb 24	$9,540	$10,034	$9,545
Mar 24	$9,607	$10,119	$9,613
Apr 24	$9,322	$9,874	$9,328
May 24	$9,488	$10,042	$9,495
Jun 24	$9,607	$10,138	$9,614
Jul 24	$9,886	$10,373	$9,894
Aug 24	$10,026	$10,521	$10,035
Sep 24	$10,154	$10,661	$10,164
Oct 24	$9,826	$10,401	$9,835
Nov 24	$9,919	$10,506	$9,929
Dec 24	$9,724	$10,336	$9,734
Jan 25	$9,791	$10,395	$9,801
Feb 25	$10,040	$10,620	$10,051
Mar 25	$10,088	$10,624	$10,100
Apr 25	$10,212	$10,663	$10,224
May 25	$10,105	$10,587	$10,116
Jun 25	$10,252	$10,748	$10,264
Jul 25	$10,200	$10,726	$10,211
Aug 25	$10,367	$10,852	$10,380
Sep 25	$10,403	$10,969	$10,416
Oct 25	$10,465	$11,039	$10,478

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.50%	1.38%
ICE BofA US Broad Market Index...
	6.13	3.02
ICE 2032 Maturity US Treasury Index (Spliced)...
	6.54	1.42

Key Fund statistics

Net Assets...
$468,444,887
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$220,804
Portfolio Turnover Rate...
70%

The inception date of the Fund was July 6, 2022.

The ICE 2032 Maturity US Treasury Index (Spliced) reflects the performance of the 4 PM pricing variant of the ICE 2032 Maturity US Treasury Index through November 30, 2023 and the standard pricing variant of the ICE 2032 Maturity US Treasury Index, which now utilizes pricing as of 4 PM, thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.6%
Short-Term and Other Assets...
1.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.13%, 11/15/32...
12.0%
2.88%, 05/15/32...
11.5
1.88%, 02/15/32...
11.1
2.75%, 08/15/32...
11.0
4.38%, 01/31/32...
5.4
4.00%, 06/30/32...
5.4
4.13%, 02/29/32...
5.3
4.13%, 03/31/32...
5.3
4.13%, 05/31/32...
5.3
4.00%, 04/30/32...
5.3
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2032 Term Treasury ETF

Annual Shareholder Report — October 31, 2025

IBTM-10/25-AR

iShares iBonds Dec 2033 Term Treasury ETF

IBTO | NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2033 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.48%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2033 Maturity US Treasury Index returned 6.54%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 27, 2023 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2033 Maturity US Treasury Index
May 23	$10,000	$10,000	$10,000
Jun 23	$9,963	$9,978	$9,960
Jul 23	$9,886	$9,970	$9,884
Aug 23	$9,798	$9,908	$9,795
Sep 23	$9,464	$9,661	$9,461
Oct 23	$9,262	$9,512	$9,258
Nov 23	$9,700	$9,929	$9,696
Dec 23	$10,096	$10,297	$10,092
Jan 24	$10,085	$10,285	$10,081
Feb 24	$9,877	$10,144	$9,873
Mar 24	$9,942	$10,230	$9,939
Apr 24	$9,629	$9,983	$9,625
May 24	$9,806	$10,152	$9,803
Jun 24	$9,927	$10,249	$9,925
Jul 24	$10,215	$10,486	$10,213
Aug 24	$10,360	$10,636	$10,359
Sep 24	$10,498	$10,778	$10,497
Oct 24	$10,149	$10,515	$10,149
Nov 24	$10,246	$10,621	$10,246
Dec 24	$10,018	$10,449	$10,018
Jan 25	$10,085	$10,509	$10,086
Feb 25	$10,370	$10,736	$10,371
Mar 25	$10,409	$10,740	$10,411
Apr 25	$10,521	$10,780	$10,523
May 25	$10,401	$10,703	$10,404
Jun 25	$10,563	$10,866	$10,566
Jul 25	$10,504	$10,843	$10,508
Aug 25	$10,679	$10,971	$10,684
Sep 25	$10,738	$11,089	$10,743
Oct 25	$10,806	$11,160	$10,813

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.48%	3.36%
ICE BofA US Broad Market Index...
	6.13	4.80
ICE 2033 Maturity US Treasury Index...
	6.54	3.39

Key Fund statistics

Net Assets...
$409,124,175
Number of Portfolio Holdings...
5
Net Investment Advisory Fees...
$229,869
Portfolio Turnover Rate...
2%

The inception date of the Fund was June 27, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.4%
Short-Term and Other Assets...
1.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.50%, 11/15/33...
27.9%
U.S. Treasury Notes, 3.88%, 08/15/33...
25.3
U.S. Treasury Notes, 3.50%, 02/15/33...
22.7
U.S. Treasury Notes, 3.38%, 05/15/33...
22.5
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2033 Term Treasury ETF

Annual Shareholder Report — October 31, 2025

IBTO-10/25-AR

iShares iBonds Dec 2035 Term Treasury ETF

IBTQ | NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2035 Term Treasury ETF (the “Fund”) for the period of March 25, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2035 Term Treasury ETF	$4Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 4.52%.

  For the same period, the ICE BofA US Broad Market Index returned 4.42% and the ICE 2035 Maturity US Treasury Index returned 4.54%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 25, 2025 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2035 Maturity US Treasury Index
Mar 25	$10,000	$10,000	$10,000
Mar 25	$10,089	$10,049	$10,088
Apr 25	$10,168	$10,087	$10,168
May 25	$10,023	$10,014	$10,023
Jun 25	$10,187	$10,167	$10,187
Jul 25	$10,124	$10,146	$10,124
Aug 25	$10,279	$10,265	$10,280
Sep 25	$10,374	$10,376	$10,375
Oct 25	$10,452	$10,442	$10,454

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

Key Fund statistics

Net Assets...
$70,511,365
Number of Portfolio Holdings...
4
Net Investment Advisory Fees...
$11,352
Portfolio Turnover Rate...
88%

The inception date of the Fund was March 25, 2025.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.4%
Short-Term and Other Assets...
1.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.63%, 02/15/35...
33.6%
U.S. Treasury Notes, 4.25%, 05/15/35...
33.0
U.S. Treasury Notes, 4.25%, 08/15/35...
31.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2035 Term Treasury ETF

Annual Shareholder Report — October 31, 2025

IBTQ-10/25-AR

iShares iBonds Dec 2045 Term Treasury ETF

IBGB | NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2045 Term Treasury ETF (the “Fund”) for the period of March 25, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2045 Term Treasury ETF	$4Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 3.57%.

  For the same period, the ICE BofA US Broad Market Index returned 4.42% and the ICE 2045 Maturity US Treasury Index returned 3.49%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. (Bond prices and yields move in opposite directions.) Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

In this landscape, long-term bonds benefitted as long-term rates declined helping long-term maturity bond funds benefit from the rally in rates.

What detracted from performance?

There were no significant detractors to the Fund's performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 25, 2025 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2045 Maturity US Treasury Index
Mar 25	$10,000	$10,000	$10,000
Mar 25	$10,123	$10,049	$10,116
Apr 25	$10,020	$10,087	$10,014
May 25	$9,742	$10,014	$9,735
Jun 25	$9,983	$10,167	$9,975
Jul 25	$9,901	$10,146	$9,892
Aug 25	$9,950	$10,265	$9,942
Sep 25	$10,229	$10,376	$10,220
Oct 25	$10,357	$10,442	$10,349

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

Key Fund statistics

Net Assets...
$7,584,105
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$1,949
Portfolio Turnover Rate...
50%

The inception date of the Fund was March 25, 2025.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.4%
Short-Term and Other Assets...
1.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Bonds, 5.00%, 05/15/45...
17.9%
U.S. Treasury Bonds, 4.88%, 08/15/45...
17.2
U.S. Treasury Bonds, 4.75%, 02/15/45...
16.7
U.S. Treasury Bonds, 3.00%, 11/15/45...
12.1
U.S. Treasury Bonds, 3.00%, 05/15/45...
11.9
U.S. Treasury Bonds, 2.88%, 08/15/45...
11.4
U.S. Treasury Bonds, 2.50%, 02/15/45...
11.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2045 Term Treasury ETF

Annual Shareholder Report — October 31, 2025

IBGB-10/25-AR

iShares iBonds Dec 2055 Term Treasury ETF

IBGL | NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2055 Term Treasury ETF (the “Fund”) for the period of March 25, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2055 Term Treasury ETF	$4Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 2.60%.

  For the same period, the ICE BofA US Broad Market Index returned 4.42% and the ICE 2055 Maturity US Treasury Index returned 2.61%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 25, 2025 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2055 Maturity US Treasury Index
Mar 25	$10,000	$10,000	$10,000
Mar 25	$10,127	$10,049	$10,126
Apr 25	$9,993	$10,087	$9,993
May 25	$9,673	$10,014	$9,673
Jun 25	$9,911	$10,167	$9,909
Jul 25	$9,792	$10,146	$9,791
Aug 25	$9,777	$10,265	$9,777
Sep 25	$10,122	$10,376	$10,121
Oct 25	$10,260	$10,442	$10,261

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

Key Fund statistics

Net Assets...
$5,011,899
Number of Portfolio Holdings...
4
Net Investment Advisory Fees...
$1,631
Portfolio Turnover Rate...
87%

The inception date of the Fund was March 25, 2025.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.3%
Short-Term and Other Assets...
1.7
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Bonds, 4.75%, 05/15/55...
33.5%
U.S. Treasury Bonds, 4.63%, 02/15/55...
32.5
U.S. Treasury Bonds, 4.75%, 08/15/55...
32.3
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2055 Term Treasury ETF

Annual Shareholder Report — October 31, 2025

IBGL-10/25-AR

iShares iBonds Oct 2026 Term TIPS ETF

IBIC | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Oct 2026 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2026 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 5.25%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2026 Maturity US Inflation-Linked Treasury Index returned 5.35%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.

Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 13, 2023 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2026 Maturity US Inflation-Linked Treasury Index
Aug 23	$10,000	$10,000	$10,000
Sep 23	$9,953	$9,820	$9,954
Oct 23	$10,003	$9,668	$10,006
Nov 23	$10,108	$10,092	$10,111
Dec 23	$10,207	$10,466	$10,210
Jan 24	$10,255	$10,454	$10,259
Feb 24	$10,245	$10,311	$10,250
Mar 24	$10,289	$10,397	$10,297
Apr 24	$10,304	$10,147	$10,313
May 24	$10,390	$10,318	$10,400
Jun 24	$10,438	$10,417	$10,448
Jul 24	$10,505	$10,658	$10,515
Aug 24	$10,570	$10,811	$10,580
Sep 24	$10,668	$10,955	$10,679
Oct 24	$10,663	$10,687	$10,675
Nov 24	$10,711	$10,796	$10,724
Dec 24	$10,743	$10,620	$10,757
Jan 25	$10,814	$10,681	$10,828
Feb 25	$10,898	$10,913	$10,914
Mar 25	$11,000	$10,916	$11,019
Apr 25	$11,064	$10,957	$11,083
May 25	$11,036	$10,878	$11,055
Jun 25	$11,068	$11,044	$11,089
Jul 25	$11,103	$11,021	$11,125
Aug 25	$11,174	$11,151	$11,197
Sep 25	$11,204	$11,271	$11,228
Oct 25	$11,222	$11,343	$11,246

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.25%	5.56%
ICE BofA US Broad Market Index...
	6.13	6.09
ICE 2026 Maturity US Inflation-Linked Treasury Index...
	5.35	5.66

Key Fund statistics

Net Assets...
$65,525,555
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$43,773
Portfolio Turnover Rate...
-%

The inception date of the Fund was September 13, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.8%
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 10/15/26...
25.5%
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/26...
22.6
U.S. Treasury Inflation Linked Notes, 0.63%, 01/15/26...
22.5
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/26...
18.4
U.S. Treasury Inflation Linked Bonds, 2.00%, 01/15/26...
10.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2026 Term TIPS ETF

Annual Shareholder Report — October 31, 2025

IBIC-10/25-AR

iShares iBonds Oct 2027 Term TIPS ETF

IBID | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Oct 2027 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2027 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 5.75%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2027 Maturity US Inflation-Linked Treasury Index returned 5.85%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.

Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 13, 2023 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2027 Maturity US Inflation-Linked Treasury Index
Aug 23	$10,000	$10,000	$10,000
Sep 23	$9,933	$9,820	$9,934
Oct 23	$9,956	$9,668	$9,959
Nov 23	$10,094	$10,092	$10,097
Dec 23	$10,240	$10,466	$10,244
Jan 24	$10,288	$10,454	$10,292
Feb 24	$10,237	$10,311	$10,243
Mar 24	$10,287	$10,397	$10,295
Apr 24	$10,260	$10,147	$10,269
May 24	$10,369	$10,318	$10,379
Jun 24	$10,439	$10,417	$10,449
Jul 24	$10,551	$10,658	$10,561
Aug 24	$10,618	$10,811	$10,629
Sep 24	$10,733	$10,955	$10,744
Oct 24	$10,679	$10,687	$10,692
Nov 24	$10,722	$10,796	$10,736
Dec 24	$10,717	$10,620	$10,731
Jan 25	$10,820	$10,681	$10,834
Feb 25	$10,930	$10,913	$10,945
Mar 25	$11,043	$10,916	$11,062
Apr 25	$11,143	$10,957	$11,162
May 25	$11,087	$10,878	$11,106
Jun 25	$11,133	$11,044	$11,154
Jul 25	$11,159	$11,021	$11,180
Aug 25	$11,285	$11,151	$11,308
Sep 25	$11,292	$11,271	$11,315
Oct 25	$11,293	$11,343	$11,317

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.75%	5.87%
ICE BofA US Broad Market Index...
	6.13	6.09
ICE 2027 Maturity US Inflation-Linked Treasury Index...
	5.85	5.98

Key Fund statistics

Net Assets...
$59,742,482
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$40,625
Portfolio Turnover Rate...
0%

The inception date of the Fund was September 13, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.6%
Short-Term and Other Assets...
0.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/27...
25.0%
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/27...
24.1
U.S. Treasury Inflation Linked Notes, 0.38%, 07/15/27...
21.6
U.S. Treasury Inflation Linked Notes, 0.38%, 01/15/27...
19.0
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/27...
9.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2027 Term TIPS ETF

Annual Shareholder Report — October 31, 2025

IBID-10/25-AR

iShares iBonds Oct 2028 Term TIPS ETF

IBIE | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Oct 2028 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2028 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.29%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2028 Maturity US Inflation-Linked Treasury Index returned 6.40%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.

Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 13, 2023 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2028 Maturity US Inflation-Linked Treasury Index
Aug 23	$10,000	$10,000	$10,000
Sep 23	$9,908	$9,820	$9,910
Oct 23	$9,909	$9,668	$9,911
Nov 23	$10,074	$10,092	$10,076
Dec 23	$10,260	$10,466	$10,263
Jan 24	$10,307	$10,454	$10,306
Feb 24	$10,222	$10,311	$10,223
Mar 24	$10,282	$10,397	$10,286
Apr 24	$10,211	$10,147	$10,216
May 24	$10,342	$10,318	$10,349
Jun 24	$10,421	$10,417	$10,427
Jul 24	$10,578	$10,658	$10,583
Aug 24	$10,638	$10,811	$10,644
Sep 24	$10,766	$10,955	$10,773
Oct 24	$10,661	$10,687	$10,669
Nov 24	$10,706	$10,796	$10,715
Dec 24	$10,654	$10,620	$10,664
Jan 25	$10,780	$10,681	$10,790
Feb 25	$10,918	$10,913	$10,929
Mar 25	$11,038	$10,916	$11,053
Apr 25	$11,145	$10,957	$11,160
May 25	$11,090	$10,878	$11,105
Jun 25	$11,156	$11,044	$11,173
Jul 25	$11,187	$11,021	$11,203
Aug 25	$11,349	$11,151	$11,367
Sep 25	$11,334	$11,271	$11,353
Oct 25	$11,332	$11,343	$11,351

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.29%	6.04%
ICE BofA US Broad Market Index...
	6.13	6.09
ICE 2028 Maturity US Inflation-Linked Treasury Index...
	6.40	6.13

Key Fund statistics

Net Assets...
$99,436,598
Number of Portfolio Holdings...
7
Net Investment Advisory Fees...
$60,243
Portfolio Turnover Rate...
10%

The inception date of the Fund was September 13, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
17.3%
Aa...
82.5
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 2.38%, 10/15/28...
23.4%
U.S. Treasury Inflation Linked Notes, 1.25%, 04/15/28...
22.0
U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/28...
19.8
U.S. Treasury Inflation Linked Notes, 0.75%, 07/15/28...
17.3
U.S. Treasury Inflation Linked Bonds, 3.63%, 04/15/28...
8.9
U.S. Treasury Inflation Linked Bonds, 1.75%, 01/15/28...
8.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2028 Term TIPS ETF

Annual Shareholder Report — October 31, 2025

IBIE-10/25-AR

iShares iBonds Oct 2029 Term TIPS ETF

IBIF | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Oct 2029 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2029 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.81%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2029 Maturity US Inflation-Linked Treasury Index returned 6.89%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.

Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 19, 2023 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2029 Maturity US Inflation-Linked Treasury Index
Aug 23	$10,000	$10,000	$10,000
Sep 23	$9,914	$9,873	$9,914
Oct 23	$9,894	$9,720	$9,896
Nov 23	$10,096	$10,146	$10,098
Dec 23	$10,324	$10,523	$10,327
Jan 24	$10,374	$10,510	$10,378
Feb 24	$10,261	$10,366	$10,266
Mar 24	$10,329	$10,454	$10,337
Apr 24	$10,236	$10,201	$10,244
May 24	$10,381	$10,374	$10,389
Jun 24	$10,466	$10,473	$10,474
Jul 24	$10,646	$10,716	$10,654
Aug 24	$10,709	$10,869	$10,716
Sep 24	$10,838	$11,014	$10,847
Oct 24	$10,688	$10,745	$10,697
Nov 24	$10,738	$10,854	$10,747
Dec 24	$10,651	$10,678	$10,661
Jan 25	$10,780	$10,739	$10,789
Feb 25	$10,959	$10,972	$10,970
Mar 25	$11,079	$10,975	$11,093
Apr 25	$11,176	$11,016	$11,190
May 25	$11,132	$10,937	$11,146
Jun 25	$11,213	$11,104	$11,229
Jul 25	$11,253	$11,081	$11,269
Aug 25	$11,439	$11,211	$11,457
Sep 25	$11,410	$11,332	$11,428
Oct 25	$11,415	$11,404	$11,433

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.81%	6.46%
ICE BofA US Broad Market Index...
	6.13	6.41
ICE 2029 Maturity US Inflation-Linked Treasury Index...
	6.89	6.54

Key Fund statistics

Net Assets...
$51,189,819
Number of Portfolio Holdings...
7
Net Investment Advisory Fees...
$34,877
Portfolio Turnover Rate...
8%

The inception date of the Fund was September 19, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.8%
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/29...
24.6%
U.S. Treasury Inflation Linked Notes, 2.13%, 04/15/29...
23.9
U.S. Treasury Inflation Linked Notes, 0.25%, 07/15/29...
17.4
U.S. Treasury Inflation Linked Notes, 0.88%, 01/15/29...
15.1
U.S. Treasury Inflation Linked Bonds, 3.88%, 04/15/29...
10.7
U.S. Treasury Inflation Linked Bonds, 2.50%, 01/15/29...
8.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2029 Term TIPS ETF

Annual Shareholder Report — October 31, 2025

IBIF-10/25-AR

iShares iBonds Oct 2030 Term TIPS ETF

IBIG | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Oct 2030 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2030 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.10%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2030 Maturity US Inflation-Linked Treasury Index returned 7.17%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.

Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 19, 2023 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2030 Maturity US Inflation-Linked Treasury Index
Aug 23	$10,000	$10,000	$10,000
Sep 23	$9,861	$9,873	$9,861
Oct 23	$9,801	$9,720	$9,802
Nov 23	$10,065	$10,146	$10,067
Dec 23	$10,335	$10,523	$10,338
Jan 24	$10,404	$10,510	$10,407
Feb 24	$10,243	$10,366	$10,247
Mar 24	$10,332	$10,454	$10,340
Apr 24	$10,185	$10,201	$10,193
May 24	$10,360	$10,374	$10,369
Jun 24	$10,443	$10,473	$10,452
Jul 24	$10,656	$10,716	$10,664
Aug 24	$10,739	$10,869	$10,747
Sep 24	$10,880	$11,014	$10,890
Oct 24	$10,685	$10,745	$10,696
Nov 24	$10,723	$10,854	$10,735
Dec 24	$10,607	$10,678	$10,619
Jan 25	$10,742	$10,739	$10,755
Feb 25	$10,952	$10,972	$10,966
Mar 25	$11,075	$10,975	$11,092
Apr 25	$11,158	$11,016	$11,176
May 25	$11,119	$10,937	$11,134
Jun 25	$11,219	$11,104	$11,236
Jul 25	$11,257	$11,081	$11,273
Aug 25	$11,466	$11,211	$11,484
Sep 25	$11,433	$11,332	$11,451
Oct 25	$11,444	$11,404	$11,463

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.10%	6.58%
ICE BofA US Broad Market Index...
	6.13	6.41
ICE 2030 Maturity US Inflation-Linked Treasury Index...
	7.17	6.67

Key Fund statistics

Net Assets...
$88,431,304
Number of Portfolio Holdings...
5
Net Investment Advisory Fees...
$52,435
Portfolio Turnover Rate...
79%

The inception date of the Fund was September 19, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
100.0%
Short-Term and Other Assets...
0.0
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.63%, 04/15/30...
32.1%
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/30...
26.7
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/30...
24.4
U.S. Treasury Inflation Linked Notes, 1.13%, 10/15/30...
16.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2030 Term TIPS ETF

Annual Shareholder Report — October 31, 2025

IBIG-10/25-AR

iShares iBonds Oct 2031 Term TIPS ETF

IBIH | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Oct 2031 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2031 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.35%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2031 Maturity US Inflation-Linked Treasury Index returned 7.46%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.

Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 19, 2023 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2031 Maturity US Inflation-Linked Treasury Index
Aug 23	$10,000	$10,000	$10,000
Sep 23	$9,839	$9,873	$9,839
Oct 23	$9,746	$9,720	$9,747
Nov 23	$10,049	$10,146	$10,051
Dec 23	$10,354	$10,523	$10,357
Jan 24	$10,426	$10,510	$10,429
Feb 24	$10,246	$10,366	$10,251
Mar 24	$10,331	$10,454	$10,339
Apr 24	$10,151	$10,201	$10,159
May 24	$10,335	$10,374	$10,344
Jun 24	$10,428	$10,473	$10,437
Jul 24	$10,658	$10,716	$10,666
Aug 24	$10,749	$10,869	$10,757
Sep 24	$10,899	$11,014	$10,909
Oct 24	$10,668	$10,745	$10,679
Nov 24	$10,707	$10,854	$10,719
Dec 24	$10,547	$10,678	$10,559
Jan 25	$10,699	$10,739	$10,711
Feb 25	$10,933	$10,972	$10,947
Mar 25	$11,057	$10,975	$11,074
Apr 25	$11,109	$11,016	$11,126
May 25	$11,081	$10,937	$11,098
Jun 25	$11,199	$11,104	$11,217
Jul 25	$11,232	$11,081	$11,251
Aug 25	$11,464	$11,211	$11,485
Sep 25	$11,438	$11,332	$11,459
Oct 25	$11,453	$11,404	$11,475

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.35%	6.62%
ICE BofA US Broad Market Index...
	6.13	6.41
ICE 2031 Maturity US Inflation-Linked Treasury Index...
	7.46	6.72

Key Fund statistics

Net Assets...
$31,575,734
Number of Portfolio Holdings...
3
Net Investment Advisory Fees...
$24,273
Portfolio Turnover Rate...
-%

The inception date of the Fund was September 19, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
100.0%
Short-Term and Other Assets...
0.0
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/31...
50.3%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/31...
49.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2031 Term TIPS ETF

Annual Shareholder Report — October 31, 2025

IBIH-10/25-AR

iShares iBonds Oct 2032 Term TIPS ETF

IBII | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Oct 2032 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2032 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.33%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2032 Maturity US Inflation-Linked Treasury Index returned 7.44%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.

Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 19, 2023 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2032 Maturity US Inflation-Linked Treasury Index
Aug 23	$10,000	$10,000	$10,000
Sep 23	$9,825	$9,873	$9,825
Oct 23	$9,708	$9,720	$9,709
Nov 23	$10,036	$10,146	$10,038
Dec 23	$10,372	$10,523	$10,376
Jan 24	$10,427	$10,510	$10,431
Feb 24	$10,250	$10,366	$10,256
Mar 24	$10,334	$10,454	$10,343
Apr 24	$10,124	$10,201	$10,133
May 24	$10,317	$10,374	$10,327
Jun 24	$10,415	$10,473	$10,425
Jul 24	$10,659	$10,716	$10,667
Aug 24	$10,751	$10,869	$10,760
Sep 24	$10,920	$11,014	$10,930
Oct 24	$10,658	$10,745	$10,668
Nov 24	$10,711	$10,854	$10,723
Dec 24	$10,502	$10,678	$10,513
Jan 25	$10,658	$10,739	$10,670
Feb 25	$10,908	$10,972	$10,922
Mar 25	$11,038	$10,975	$11,055
Apr 25	$11,055	$11,016	$11,073
May 25	$11,032	$10,937	$11,049
Jun 25	$11,163	$11,104	$11,181
Jul 25	$11,185	$11,081	$11,204
Aug 25	$11,432	$11,211	$11,453
Sep 25	$11,419	$11,332	$11,440
Oct 25	$11,439	$11,404	$11,461

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.33%	6.56%
ICE BofA US Broad Market Index...
	6.13	6.41
ICE 2032 Maturity US Inflation-Linked Treasury Index...
	7.44	6.66

Key Fund statistics

Net Assets...
$26,049,106
Number of Portfolio Holdings...
4
Net Investment Advisory Fees...
$18,887
Portfolio Turnover Rate...
1%

The inception date of the Fund was September 19, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.9%
Short-Term and Other Assets...
0.1
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.63%, 07/15/32...
47.7%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/32...
44.6
U.S. Treasury Inflation Linked Bonds, 3.38%, 04/15/32...
7.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2032 Term TIPS ETF

Annual Shareholder Report — October 31, 2025

IBII-10/25-AR

iShares iBonds Oct 2033 Term TIPS ETF

IBIJ | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Oct 2033 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2033 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.25%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2033 Maturity US Inflation-Linked Treasury Index returned 7.35%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.

Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 19, 2023 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2033 Maturity US Inflation-Linked Treasury Index
Aug 23	$10,000	$10,000	$10,000
Sep 23	$9,808	$9,873	$9,808
Oct 23	$9,665	$9,720	$9,663
Nov 23	$10,027	$10,146	$10,026
Dec 23	$10,376	$10,523	$10,374
Jan 24	$10,422	$10,510	$10,420
Feb 24	$10,244	$10,366	$10,243
Mar 24	$10,328	$10,454	$10,330
Apr 24	$10,083	$10,201	$10,085
May 24	$10,288	$10,374	$10,291
Jun 24	$10,381	$10,473	$10,384
Jul 24	$10,633	$10,716	$10,634
Aug 24	$10,722	$10,869	$10,724
Sep 24	$10,903	$11,014	$10,906
Oct 24	$10,616	$10,745	$10,620
Nov 24	$10,667	$10,854	$10,672
Dec 24	$10,441	$10,678	$10,447
Jan 25	$10,600	$10,739	$10,605
Feb 25	$10,870	$10,972	$10,877
Mar 25	$10,980	$10,975	$10,990
Apr 25	$10,976	$11,016	$10,986
May 25	$10,940	$10,937	$10,950
Jun 25	$11,085	$11,104	$11,096
Jul 25	$11,098	$11,081	$11,110
Aug 25	$11,343	$11,211	$11,356
Sep 25	$11,354	$11,332	$11,367
Oct 25	$11,386	$11,404	$11,400

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.25%	6.33%
ICE BofA US Broad Market Index...
	6.13	6.41
ICE 2033 Maturity US Inflation-Linked Treasury Index...
	7.35	6.39

Key Fund statistics

Net Assets...
$39,268,520
Number of Portfolio Holdings...
3
Net Investment Advisory Fees...
$25,033
Portfolio Turnover Rate...
1%

The inception date of the Fund was September 19, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.6%
Short-Term and Other Assets...
0.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.13%, 01/15/33...
49.9%
U.S. Treasury Inflation Linked Notes, 1.38%, 07/15/33...
49.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2033 Term TIPS ETF

Annual Shareholder Report — October 31, 2025

IBIJ-10/25-AR

iShares iBonds Oct 2035 Term TIPS ETF

IBIL | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Oct 2035 Term TIPS ETF (the “Fund”) for the period of March 25, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2035 Term TIPS ETF	$6Footnote Reference(a)	0.10%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 4.85%.

  For the same period, the ICE BofA US Broad Market Index returned 4.42% and the ICE 2035 Maturity US Inflation-Linked Treasury Index returned 4.84%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

In this landscape, Term Funds with earlier maturity dates benefited from bonds between five-and-seven years, while bonds between seven-and-ten-years contributed to Term Funds with later maturity dates.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 25, 2025 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2035 Maturity US Inflation-Linked Treasury Index
Mar 25	$10,000	$10,000	$10,000
Mar 25	$10,133	$10,049	$10,130
Apr 25	$10,108	$10,087	$10,106
May 25	$10,042	$10,014	$10,040
Jun 25	$10,184	$10,167	$10,182
Jul 25	$10,186	$10,146	$10,185
Aug 25	$10,388	$10,265	$10,385
Sep 25	$10,442	$10,376	$10,423
Oct 25	$10,485	$10,442	$10,484

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

Key Fund statistics

Net Assets...
$19,293,192
Number of Portfolio Holdings...
3
Net Investment Advisory Fees...
$4,509
Portfolio Turnover Rate...
51%

The inception date of the Fund was March 25, 2025.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.4%
Short-Term and Other Assets...
0.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 2.13%, 01/15/35...
57.7%
U.S. Treasury Inflation Linked Notes, 1.88%, 07/15/35...
41.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2035 Term TIPS ETF

Annual Shareholder Report — October 31, 2025

IBIL-10/25-AR

iShares TIPS Bond ETF

TIP | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares TIPS Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares TIPS Bond ETF	$19	0.18%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 5.85%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE U.S. Treasury Inflation Linked Bond Index (Spliced) returned 6.03%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led the Fund’s allocation to seven to ten-year issues to contribute the most to performance.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 1, 2015 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury Inflation Linked Bond Index (Spliced)
Nov 15	$9,988	$9,972	$9,990
Dec 15	$9,907	$9,939	$9,911
Jan 16	$10,054	$10,081	$10,058
Feb 16	$10,165	$10,156	$10,170
Mar 16	$10,345	$10,244	$10,353
Apr 16	$10,379	$10,282	$10,389
May 16	$10,305	$10,287	$10,315
Jun 16	$10,517	$10,478	$10,530
Jul 16	$10,606	$10,546	$10,621
Aug 16	$10,562	$10,531	$10,573
Sep 16	$10,618	$10,522	$10,631
Oct 16	$10,575	$10,437	$10,589
Nov 16	$10,371	$10,187	$10,386
Dec 16	$10,359	$10,199	$10,375
Jan 17	$10,447	$10,223	$10,463
Feb 17	$10,496	$10,292	$10,512
Mar 17	$10,485	$10,288	$10,506
Apr 17	$10,545	$10,365	$10,568
May 17	$10,543	$10,447	$10,564
Jun 17	$10,442	$10,438	$10,464
Jul 17	$10,488	$10,481	$10,510
Aug 17	$10,600	$10,579	$10,622
Sep 17	$10,531	$10,525	$10,554
Oct 17	$10,551	$10,532	$10,577
Nov 17	$10,564	$10,519	$10,590
Dec 17	$10,661	$10,567	$10,687
Jan 18	$10,570	$10,445	$10,596
Feb 18	$10,466	$10,347	$10,493
Mar 18	$10,570	$10,414	$10,603
Apr 18	$10,566	$10,338	$10,597
May 18	$10,611	$10,411	$10,642
Jun 18	$10,652	$10,399	$10,685
Jul 18	$10,601	$10,401	$10,633
Aug 18	$10,677	$10,468	$10,710
Sep 18	$10,563	$10,401	$10,597
Oct 18	$10,407	$10,320	$10,445
Nov 18	$10,456	$10,380	$10,495
Dec 18	$10,509	$10,572	$10,552
Jan 19	$10,653	$10,680	$10,694
Feb 19	$10,650	$10,679	$10,693
Mar 19	$10,841	$10,888	$10,890
Apr 19	$10,874	$10,890	$10,926
May 19	$11,054	$11,087	$11,106
Jun 19	$11,141	$11,231	$11,201
Jul 19	$11,186	$11,261	$11,241
Aug 19	$11,454	$11,567	$11,509
Sep 19	$11,296	$11,498	$11,352
Oct 19	$11,324	$11,529	$11,381
Nov 19	$11,341	$11,523	$11,399
Dec 19	$11,379	$11,511	$11,442
Jan 20	$11,621	$11,744	$11,682
Feb 20	$11,780	$11,958	$11,844
Mar 20	$11,569	$11,873	$11,635
Apr 20	$11,901	$12,081	$11,959
May 20	$11,937	$12,142	$11,995
Jun 20	$12,068	$12,224	$12,129
Jul 20	$12,343	$12,413	$12,408
Aug 20	$12,472	$12,310	$12,543
Sep 20	$12,427	$12,309	$12,497
Oct 20	$12,346	$12,248	$12,416
Nov 20	$12,486	$12,368	$12,555
Dec 20	$12,620	$12,382	$12,699
Jan 21	$12,657	$12,285	$12,741
Feb 21	$12,442	$12,066	$12,536
Mar 21	$12,408	$11,938	$12,513
Apr 21	$12,578	$12,041	$12,688
May 21	$12,720	$12,077	$12,841
Jun 21	$12,806	$12,179	$12,919
Jul 21	$13,141	$12,310	$13,263
Aug 21	$13,120	$12,293	$13,240
Sep 21	$13,025	$12,176	$13,145
Oct 21	$13,169	$12,178	$13,295
Nov 21	$13,286	$12,226	$13,413
Dec 21	$13,317	$12,186	$13,456
Jan 22	$13,054	$11,931	$13,184
Feb 22	$13,164	$11,779	$13,296
Mar 22	$12,913	$11,450	$13,049
Apr 22	$12,641	$11,029	$12,782
May 22	$12,519	$11,076	$12,656
Jun 22	$12,124	$10,928	$12,255
Jul 22	$12,638	$11,180	$12,789
Aug 22	$12,309	$10,877	$12,449
Sep 22	$11,493	$10,397	$11,625
Oct 22	$11,638	$10,255	$11,769
Nov 22	$11,846	$10,627	$11,984
Dec 22	$11,701	$10,582	$11,862
Jan 23	$11,939	$10,900	$12,079
Feb 23	$11,773	$10,627	$11,910
Mar 23	$12,108	$10,897	$12,257
Apr 23	$12,119	$10,966	$12,273
May 23	$11,972	$10,847	$12,119
Jun 23	$11,930	$10,808	$12,079
Jul 23	$11,949	$10,798	$12,098
Aug 23	$11,839	$10,731	$11,988
Sep 23	$11,618	$10,464	$11,766
Oct 23	$11,536	$10,302	$11,685
Nov 23	$11,841	$10,754	$11,994
Dec 23	$12,132	$11,153	$12,289
Jan 24	$12,179	$11,140	$12,337
Feb 24	$12,048	$10,987	$12,206
Mar 24	$12,123	$11,080	$12,286
Apr 24	$11,941	$10,812	$12,105
May 24	$12,142	$10,996	$12,309
Jun 24	$12,233	$11,101	$12,403
Jul 24	$12,455	$11,358	$12,628
Aug 24	$12,551	$11,520	$12,727
Sep 24	$12,734	$11,674	$12,915
Oct 24	$12,506	$11,389	$12,685
Nov 24	$12,562	$11,504	$12,744
Dec 24	$12,360	$11,317	$12,541
Jan 25	$12,518	$11,382	$12,702
Feb 25	$12,789	$11,629	$12,979
Mar 25	$12,877	$11,633	$13,073
Apr 25	$12,885	$11,676	$13,082
May 25	$12,807	$11,592	$13,004
Jun 25	$12,932	$11,769	$13,132
Jul 25	$12,942	$11,744	$13,144
Aug 25	$13,142	$11,883	$13,350
Sep 25	$13,196	$12,011	$13,404
Oct 25	$13,237	$12,087	$13,450

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.85%	1.41%	2.84%
ICE BofA US Broad Market Index...
	6.13	(0.26)	1.91
ICE U.S. Treasury Inflation Linked Bond Index (Spliced)...
	6.03	1.61	3.01

Key Fund statistics

Net Assets...
$14,079,930,772
Number of Portfolio Holdings...
49
Net Investment Advisory Fees...
$25,746,162
Portfolio Turnover Rate...
19%

The ICE U.S. Treasury Inflation Linked Bond Index (Spliced) reflects the performance of the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) through January 31, 2023 and the ICE U.S. Treasury Inflation Linked Bond Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
1-5 Years...
50.7%
5-10 Years...
34.7
10-15 Years...
0.6
15-20 Years...
5.8
20-25 Years...
3.4
25-30 Years...
4.8
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes
2.13%, 01/15/35...
4.2%
1.88%, 07/15/34...
3.9
1.75%, 01/15/34...
3.7
1.63%, 04/15/30...
3.5
1.13%, 01/15/33...
3.5
1.38%, 07/15/33...
3.4
0.63%, 07/15/32...
3.4
1.63%, 10/15/29...
3.4
2.13%, 04/15/29...
3.3
2.38%, 10/15/28...
3.2

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares TIPS Bond ETF

Annual Shareholder Report — October 31, 2025

TIP-10/25-AR

iShares U.S. Treasury Bond ETF

GOVT | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares U.S. Treasury Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Treasury Bond ETF	$5	0.05%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 5.16%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE U.S. Treasury Core Bond Index (Spliced) returned 5.19%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury bond returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, Treasury bonds dated between five- to ten-years contributed the most to the Fund’s return.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 1, 2015 through October 31, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury Core Bond Index (Spliced)
Nov 15	$9,960	$9,972	$9,959
Dec 15	$9,943	$9,939	$9,943
Jan 16	$10,149	$10,081	$10,155
Feb 16	$10,245	$10,156	$10,245
Mar 16	$10,260	$10,244	$10,261
Apr 16	$10,248	$10,282	$10,250
May 16	$10,248	$10,287	$10,250
Jun 16	$10,473	$10,478	$10,476
Jul 16	$10,513	$10,546	$10,515
Aug 16	$10,452	$10,531	$10,457
Sep 16	$10,440	$10,522	$10,443
Oct 16	$10,323	$10,437	$10,328
Nov 16	$10,046	$10,187	$10,053
Dec 16	$10,034	$10,199	$10,043
Jan 17	$10,055	$10,223	$10,065
Feb 17	$10,105	$10,292	$10,115
Mar 17	$10,100	$10,288	$10,111
Apr 17	$10,169	$10,365	$10,181
May 17	$10,234	$10,447	$10,247
Jun 17	$10,220	$10,438	$10,230
Jul 17	$10,233	$10,481	$10,247
Aug 17	$10,345	$10,579	$10,359
Sep 17	$10,253	$10,525	$10,269
Oct 17	$10,239	$10,532	$10,257
Nov 17	$10,225	$10,519	$10,243
Dec 17	$10,254	$10,567	$10,275
Jan 18	$10,111	$10,445	$10,134
Feb 18	$10,036	$10,347	$10,058
Mar 18	$10,128	$10,414	$10,154
Apr 18	$10,046	$10,338	$10,072
May 18	$10,136	$10,411	$10,162
Jun 18	$10,137	$10,399	$10,165
Jul 18	$10,095	$10,401	$10,121
Aug 18	$10,171	$10,468	$10,199
Sep 18	$10,073	$10,401	$10,103
Oct 18	$10,024	$10,320	$10,056
Nov 18	$10,113	$10,380	$10,144
Dec 18	$10,331	$10,572	$10,363
Jan 19	$10,376	$10,680	$10,411
Feb 19	$10,350	$10,679	$10,384
Mar 19	$10,543	$10,888	$10,583
Apr 19	$10,516	$10,890	$10,552
May 19	$10,762	$11,087	$10,802
Jun 19	$10,857	$11,231	$10,901
Jul 19	$10,845	$11,261	$10,888
Aug 19	$11,217	$11,567	$11,260
Sep 19	$11,121	$11,498	$11,163
Oct 19	$11,125	$11,529	$11,170
Nov 19	$11,088	$11,523	$11,137
Dec 19	$11,024	$11,511	$11,074
Jan 20	$11,296	$11,744	$11,347
Feb 20	$11,590	$11,958	$11,647
Mar 20	$11,960	$11,873	$12,016
Apr 20	$12,002	$12,081	$12,062
May 20	$11,969	$12,142	$12,029
Jun 20	$11,979	$12,224	$12,042
Jul 20	$12,115	$12,413	$12,179
Aug 20	$11,981	$12,310	$12,043
Sep 20	$12,001	$12,309	$12,063
Oct 20	$11,886	$12,248	$11,948
Nov 20	$11,925	$12,368	$11,991
Dec 20	$11,897	$12,382	$11,962
Jan 21	$11,780	$12,285	$11,838
Feb 21	$11,558	$12,066	$11,582
Mar 21	$11,384	$11,938	$11,451
Apr 21	$11,471	$12,041	$11,539
May 21	$11,492	$12,077	$11,561
Jun 21	$11,585	$12,179	$11,654
Jul 21	$11,738	$12,310	$11,811
Aug 21	$11,717	$12,293	$11,790
Sep 21	$11,592	$12,176	$11,662
Oct 21	$11,579	$12,178	$11,654
Nov 21	$11,667	$12,226	$11,745
Dec 21	$11,595	$12,186	$11,671
Jan 22	$11,389	$11,931	$11,465
Feb 22	$11,309	$11,779	$11,387
Mar 22	$10,953	$11,450	$11,035
Apr 22	$10,614	$11,029	$10,693
May 22	$10,630	$11,076	$10,712
Jun 22	$10,537	$10,928	$10,618
Jul 22	$10,703	$11,180	$10,789
Aug 22	$10,434	$10,877	$10,518
Sep 22	$10,076	$10,397	$10,157
Oct 22	$9,933	$10,255	$10,014
Nov 22	$10,201	$10,627	$10,282
Dec 22	$10,124	$10,582	$10,230
Jan 23	$10,404	$10,900	$10,485
Feb 23	$10,164	$10,627	$10,240
Mar 23	$10,458	$10,897	$10,536
Apr 23	$10,514	$10,966	$10,592
May 23	$10,393	$10,847	$10,469
Jun 23	$10,318	$10,808	$10,390
Jul 23	$10,281	$10,798	$10,355
Aug 23	$10,227	$10,731	$10,302
Sep 23	$10,001	$10,464	$10,072
Oct 23	$9,880	$10,302	$9,951
Nov 23	$10,221	$10,754	$10,295
Dec 23	$10,550	$11,153	$10,627
Jan 24	$10,537	$11,140	$10,614
Feb 24	$10,399	$10,987	$10,474
Mar 24	$10,455	$11,080	$10,531
Apr 24	$10,223	$10,812	$10,297
May 24	$10,371	$10,996	$10,446
Jun 24	$10,473	$11,101	$10,550
Jul 24	$10,703	$11,358	$10,782
Aug 24	$10,840	$11,520	$10,920
Sep 24	$10,968	$11,674	$11,051
Oct 24	$10,707	$11,389	$10,788
Nov 24	$10,791	$11,504	$10,872
Dec 24	$10,622	$11,317	$10,702
Jan 25	$10,679	$11,382	$10,761
Feb 25	$10,910	$11,629	$10,993
Mar 25	$10,934	$11,633	$11,018
Apr 25	$11,000	$11,676	$11,085
May 25	$10,887	$11,592	$10,971
Jun 25	$11,024	$11,769	$11,110
Jul 25	$10,983	$11,744	$11,068
Aug 25	$11,094	$11,883	$11,181
Sep 25	$11,191	$12,011	$11,279
Oct 25	$11,259	$12,087	$11,348

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.16%	(1.08)%	1.19%
ICE BofA US Broad Market Index...
	6.13	(0.26)	1.91
ICE U.S. Treasury Core Bond Index (Spliced)...
	5.19	(1.03)	1.27

Key Fund statistics

Net Assets...
$33,012,128,224
Number of Portfolio Holdings...
221
Net Investment Advisory Fees...
$14,228,891
Portfolio Turnover Rate...
25%

The ICE U.S. Treasury Core Bond Index (Spliced) reflects the performance of the Bloomberg U.S. Treasury Bond Index through June 30, 2016; the standard pricing variant of the ICE U.S. Treasury Core Bond Index from July 1, 2016 through February 28, 2021; the 4 PM pricing variant of the ICE U.S. Treasury Core Bond Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE U.S. Treasury Core Bond Index, which now utilizes pricing as of 4 PM, thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
0.4%
1-5 Years...
57.4
5-10 Years...
21.2
10-15 Years...
2.6
15-20 Years...
6.0
More than 20 Years...
12.4
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes	0.00
1.38%, 11/15/31...
5.2%
2.63%, 02/15/29...
2.9
2.75%, 02/15/28...
2.6
2.25%, 02/15/27...
2.3
3.13%, 11/15/28...
2.0
1.88%, 02/15/51...
1.7
2.88%, 05/15/28...
1.6
2.50%, 05/15/46...
1.6
2.75%, 11/15/42...
1.5
3.75%, 11/15/43...
1.4

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Treasury Bond ETF

Annual Shareholder Report — October 31, 2025

GOVT-10/25-AR

iShares Yield Optimized Bond ETF

BYLD | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Yield Optimized Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Yield Optimized Bond ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)
Footnote	Description
Footnote(a)	Rounds to less than $1.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Rounds to less than 0.01%.

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.72%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Morningstar U.S. Bond Market Yield-Optimized Index returned 7.65%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. U.S. high yield bonds contributed the most to the Fund’s return during the reporting period, followed by emerging market bonds. In terms of maturity, intermediate bonds helped contribute to performance.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 1, 2015 through October 31, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Morningstar U.S. Bond Market Yield-Optimized Index
Nov 15	$9,930	$9,964	$9,931
Dec 15	$9,854	$9,914	$9,854
Jan 16	$9,886	$10,023	$9,885
Feb 16	$9,961	$10,094	$9,960
Mar 16	$10,120	$10,218	$10,118
Apr 16	$10,228	$10,288	$10,229
May 16	$10,229	$10,296	$10,230
Jun 16	$10,387	$10,477	$10,384
Jul 16	$10,467	$10,563	$10,466
Aug 16	$10,509	$10,575	$10,506
Sep 16	$10,534	$10,577	$10,536
Oct 16	$10,472	$10,507	$10,467
Nov 16	$10,305	$10,271	$10,298
Dec 16	$10,373	$10,301	$10,366
Jan 17	$10,432	$10,338	$10,423
Feb 17	$10,523	$10,418	$10,515
Mar 17	$10,526	$10,414	$10,515
Apr 17	$10,616	$10,500	$10,605
May 17	$10,699	$10,581	$10,685
Jun 17	$10,691	$10,572	$10,677
Jul 17	$10,766	$10,625	$10,751
Aug 17	$10,843	$10,717	$10,826
Sep 17	$10,834	$10,679	$10,815
Oct 17	$10,842	$10,692	$10,824
Nov 17	$10,829	$10,676	$10,806
Dec 17	$10,883	$10,723	$10,859
Jan 18	$10,800	$10,620	$10,777
Feb 18	$10,677	$10,519	$10,652
Mar 18	$10,713	$10,572	$10,688
Apr 18	$10,646	$10,501	$10,616
May 18	$10,683	$10,559	$10,650
Jun 18	$10,667	$10,543	$10,632
Jul 18	$10,759	$10,565	$10,717
Aug 18	$10,785	$10,618	$10,744
Sep 18	$10,800	$10,572	$10,756
Oct 18	$10,658	$10,484	$10,610
Nov 18	$10,650	$10,531	$10,602
Dec 18	$10,735	$10,695	$10,680
Jan 19	$11,048	$10,843	$10,990
Feb 19	$11,089	$10,855	$11,032
Mar 19	$11,297	$11,051	$11,240
Apr 19	$11,341	$11,066	$11,284
May 19	$11,405	$11,236	$11,347
Jun 19	$11,673	$11,395	$11,610
Jul 19	$11,716	$11,429	$11,652
Aug 19	$11,953	$11,687	$11,888
Sep 19	$11,925	$11,637	$11,859
Oct 19	$11,969	$11,674	$11,901
Nov 19	$11,987	$11,672	$11,918
Dec 19	$12,089	$11,689	$12,020
Jan 20	$12,258	$11,899	$12,187
Feb 20	$12,318	$12,077	$12,245
Mar 20	$11,642	$11,841	$11,581
Apr 20	$12,004	$12,078	$11,935
May 20	$12,202	$12,191	$12,132
Jun 20	$12,236	$12,293	$12,175
Jul 20	$12,470	$12,509	$12,410
Aug 20	$12,444	$12,437	$12,384
Sep 20	$12,398	$12,414	$12,339
Oct 20	$12,368	$12,370	$12,306
Nov 20	$12,533	$12,531	$12,470
Dec 20	$12,599	$12,575	$12,536
Jan 21	$12,511	$12,496	$12,447
Feb 21	$12,323	$12,334	$12,258
Mar 21	$12,226	$12,191	$12,161
Apr 21	$12,340	$12,293	$12,272
May 21	$12,365	$12,340	$12,291
Jun 21	$12,448	$12,430	$12,374
Jul 21	$12,564	$12,555	$12,483
Aug 21	$12,576	$12,547	$12,493
Sep 21	$12,455	$12,440	$12,371
Oct 21	$12,426	$12,429	$12,337
Nov 21	$12,401	$12,444	$12,313
Dec 21	$12,466	$12,436	$12,373
Jan 22	$12,212	$12,163	$12,116
Feb 22	$12,061	$11,998	$11,964
Mar 22	$11,787	$11,676	$11,688
Apr 22	$11,357	$11,240	$11,258
May 22	$11,484	$11,302	$11,380
Jun 22	$11,139	$11,076	$11,035
Jul 22	$11,515	$11,355	$11,406
Aug 22	$11,174	$11,060	$11,063
Sep 22	$10,841	$10,583	$10,729
Oct 22	$10,886	$10,467	$10,771
Nov 22	$11,220	$10,857	$11,099
Dec 22	$11,168	$10,820	$11,047
Jan 23	$11,424	$11,156	$11,298
Feb 23	$11,260	$10,882	$11,134
Mar 23	$11,443	$11,137	$11,313
Apr 23	$11,496	$11,205	$11,364
May 23	$11,423	$11,089	$11,291
Jun 23	$11,507	$11,072	$11,374
Jul 23	$11,579	$11,083	$11,443
Aug 23	$11,546	$11,016	$11,406
Sep 23	$11,341	$10,753	$11,198
Oct 23	$11,233	$10,592	$11,087
Nov 23	$11,714	$11,068	$11,560
Dec 23	$12,082	$11,488	$11,924
Jan 24	$12,081	$11,461	$11,922
Feb 24	$12,018	$11,323	$11,859
Mar 24	$12,149	$11,435	$11,988
Apr 24	$11,937	$11,167	$11,777
May 24	$12,137	$11,352	$11,973
Jun 24	$12,176	$11,456	$12,013
Jul 24	$12,414	$11,716	$12,248
Aug 24	$12,580	$11,889	$12,411
Sep 24	$12,783	$12,052	$12,612
Oct 24	$12,591	$11,778	$12,422
Nov 24	$12,762	$11,902	$12,592
Dec 24	$12,604	$11,722	$12,436
Jan 25	$12,710	$11,793	$12,539
Feb 25	$12,920	$12,037	$12,739
Mar 25	$12,862	$12,034	$12,682
Apr 25	$12,862	$12,077	$12,682
May 25	$12,931	$12,015	$12,749
Jun 25	$13,155	$12,203	$12,970
Jul 25	$13,177	$12,185	$12,991
Aug 25	$13,329	$12,331	$13,141
Sep 25	$13,497	$12,462	$13,307
Oct 25	$13,563	$12,544	$13,372

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	7.72%	1.86%	3.09%
Bloomberg U.S. Universal Index...
	6.51	0.28	2.29
Morningstar U.S. Bond Market Yield-Optimized Index...
	7.65	1.68	2.95

Key Fund statistics

Net Assets...
$292,160,595
Number of Portfolio Holdings...
13
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
96%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Ten largest holdings

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
19.8%
iShares 10+ Year Investment Grade Corporate Bond ETF...
13.9
iShares 5-10 Year Investment Grade Corporate Bond ETF...
10.6
iShares Investment Grade Systematic Bond ETF...
10.1
iShares J.P. Morgan Emerging Markets High Yield Bond ETF...
10.1
iShares Floating Rate Bond ETF...
9.9
iShares 0-3 Month Treasury Bond ETF...
8.5
iShares MBS ETF...
8.2
iShares Broad USD Investment Grade Corporate Bond ETF...
5.5
iShares GNMA Bond ETF...
1.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited or Morningstar, Inc. and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Yield Optimized Bond ETF

Annual Shareholder Report — October 31, 2025

BYLD-10/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –  Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the thirty-nine series of the registrant for which the fiscal year-end is October 31, 2025 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $443,150 for the fiscal year ended October 31, 2024 and $514,800 for the fiscal year ended October 31, 2025.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2024 and October 31, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $320,100 for the fiscal year ended October 31, 2024 and $378,300 for the fiscal year ended October 31, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended October 31, 2024 and October 31, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $320,100 for the fiscal year ended October 31, 2024 and $378,300 for the fiscal year ended October 31, 2025.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
John E. Martinez

Cecilia H. Herbert served as an independent trustee through December 31, 2025.

(b) Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
OCTOBER 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca
iShares TIPS Bond ETF | TIP | NYSE Arca
iShares U.S. Treasury Bond ETF | GOVT | Cboe BZX Exchange

Page
2

Schedule of Investments
October 31, 2025
iShares
®
0-5 Year TIPS Bond ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.00% , 01/15/26 ................... USD 261,307 $ 261,209,827
2.38% , 01/15/27 ................... 261,931 265,310,280
1.75% , 01/15/28 ................... 232,043 234,804,973
3.63% , 04/15/28 ................... 246,781 260,902,436
2.50% , 01/15/29 ................... 223,992 232,897,951
3.88% , 04/15/29 ................... 283,983 308,680,682
U.S. Treasury Inflation Linked Notes
0.63% , 01/15/26 ................... 552,966 551,310,052
0.13% , 04/15/26 - 07/15/30 ............ 3,514,265 3,431,709,569
0.38% , 01/15/27 - 07/15/27 ............ 1,082,791 1,071,882,702
1.63% , 10/15/27 - 04/15/30 ............ 2,066,820 2,094,947,688
0.50% , 01/15/28 ................... 594,391 585,460,303
1.25% , 04/15/28 ................... 638,308 638,286,999
0.75% , 07/15/28 ................... 507,117 502,860,977
2.38% , 10/15/28 ................... 657,127 681,206,367
0.88% , 01/15/29 ................... 437,741 432,915,413
2.13% , 04/15/29 ................... 669,745 688,478,065
0.25% , 07/15/29 ................... 516,244 499,445,638
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.13% , 10/15/30 ................... USD 375,555 $ 372,387,445
Total Long-Term Investments — 99 .3%
(Cost: $ 13,048,042,047 ) ............................ 13,114,697,367
Shares
Shares
Short-Term Securities
Money Market Funds — 4.8%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 630,810,823 630,810,823
Total Short-Term Securities — 4 .8%
(Cost: $ 630,810,823 ) .............................. 630,810,823
Total Investments — 104 .1%
(Cost: $ 13,678,852,870 ) ............................ 13,745,508,190
Liabilities in Excess of Other Assets — (4.1) % ............. (546,362,016)
Net Assets — 100.0% ...............................
$ 13,199,146,174
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 478,134,839 $ 152,675,984
(a)
$ — $ — $ — $ 630,810,823 630,810,823 $ 5,961,678
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 13,114,697,367 $ — $ 13,114,697,367
Short-Term Securities
Money Market Funds ...................................... 630,810,823 — — 630,810,823
$ 630,810,823 $ 13,114,697,367 $ — $ 13,745,508,190

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
TIPS Bond ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.38% , 01/15/27 - 02/15/55 ............ USD 342,520 $ 342,668,478
1.75% , 01/15/28 ................... 160,758 162,671,477
3.63% , 04/15/28 ................... 164,227 173,624,392
2.50% , 01/15/29 ................... 149,062 154,988,351
3.88% , 04/15/29 ................... 188,985 205,420,067
3.38% , 04/15/32 ................... 69,144 77,094,999
2.13% , 02/15/40 - 02/15/54 ............ 394,860 384,329,781
0.75% , 02/15/42 - 02/15/45 ............ 456,970 353,563,252
0.63% , 02/15/43 ................... 165,654 126,859,908
1.38% , 02/15/44 ................... 227,251 196,010,765
1.00% , 02/15/46 - 02/15/49 ............ 346,700 264,286,128
0.88% , 02/15/47 ................... 157,377 117,550,202
0.25% , 02/15/50 ................... 161,541 96,892,141
0.13% , 02/15/51 - 02/15/52 ............ 349,305 194,572,946
1.50% , 02/15/53 ................... 173,866 140,926,453
U.S. Treasury Inflation Linked Notes
0.38% , 01/15/27 - 07/15/27 ............ 714,883 707,684,011
0.13% , 04/15/27 - 01/15/32 ............ 2,622,442 2,477,672,879
1.63% , 10/15/27 - 04/15/30 ............ 1,375,420 1,394,138,210
0.50% , 01/15/28 ................... 388,570 382,732,294
1.25% , 04/15/28 ................... 424,779 424,765,127
0.75% , 07/15/28 ................... 337,474 334,642,173
2.38% , 10/15/28 ................... 437,303 453,326,802
0.88% , 01/15/29 ................... 291,307 288,095,186
2.13% , 04/15/29 - 01/15/35 ............ 1,011,578 1,040,358,856
0.25% , 07/15/29 ................... 343,548 332,369,118
1.13% , 10/15/30 - 01/15/33 ............ 756,922 738,692,761
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.63% , 07/15/32 ................... USD 508,001 $ 480,164,178
1.38% , 07/15/33 ................... 490,318 482,413,453
1.75% , 01/15/34 ................... 518,354 520,294,403
1.88% , 07/15/34 - 07/15/35 ............ 935,533 946,341,555
Total Long-Term Investments — 99 .4%
(Cost: $ 15,155,358,729 ) ............................ 13,995,150,346
Shares
Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 32,073,009 32,073,009
Total Short-Term Securities — 0 .2%
(Cost: $ 32,073,009 ) ............................... 32,073,009
Total Investments — 99 .6%
(Cost: $ 15,187,431,738 ) ............................ 14,027,223,355
Other Assets Less Liabilities — 0.4% .................... 52,707,417
Net Assets — 100.0% ...............................
$ 14,079,930,772
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 81,660,117 $ — $ (49,587,108)
(a)
$ — $ — $ 32,073,009 32,073,009 $ 1,316,688
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
October 31, 2025
iShares
®
TIPS Bond ETF
Schedules of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 13,995,150,346 $ — $ 13,995,150,346
Short-Term Securities
Money Market Funds ...................................... 32,073,009 — — 32,073,009
$ 32,073,009 $ 13,995,150,346 $ — $ 14,027,223,355

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
U.S. Treasury Bond ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
6.13% , 11/15/27 ................... USD 431,474 $ 452,913,074
5.50% , 08/15/28 ................... 3,081 3,238,479
5.00% , 05/15/37 ................... 53,500 57,635,693
4.38% , 02/15/38 - 08/15/43 ............ 420,148 420,945,399
4.50% , 05/15/38 - 11/15/54 ............ 175,130 171,434,147
3.50% , 02/15/39 ................... 26,516 24,400,935
4.25% , 05/15/39 - 08/15/54 ............ 392,935 369,913,414
4.63% , 02/15/40 - 02/15/55 ............ 457,582 455,845,720
1.13% , 05/15/40 - 08/15/40 ............ 275,783 176,352,316
3.88% , 08/15/40 - 05/15/43 ............ 50,991 47,535,379
1.38% , 11/15/40 - 08/15/50 ............ 222,213 134,187,148
1.88% , 02/15/41 - 11/15/51 ............ 1,300,914 773,438,860
4.75% , 02/15/41 - 08/15/55 ............ 446,490 453,616,206
2.25% , 05/15/41 - 02/15/52 ............ 239,608 162,813,958
2.00% , 11/15/41 - 08/15/51 ............ 334,788 216,308,573
3.13% , 11/15/41 - 02/15/43 ............ 153,140 126,124,466
2.38% , 02/15/42 - 05/15/51 ............ 32,648 21,836,420
3.25% , 05/15/42 ................... 6,132 5,196,490
2.75% , 11/15/42 - 11/15/47 ............ 733,254 568,017,359
2.88% , 05/15/43 - 05/15/52 ............ 770,916 584,126,529
3.63% , 08/15/43 - 05/15/53 ............ 246,009 205,256,011
3.75% , 11/15/43 ................... 526,443 470,262,018
3.38% , 05/15/44 - 11/15/48 ............ 130,844 108,969,084
3.00% , 11/15/44 - 08/15/52 ............ 402,159 303,044,950
2.50% , 02/15/46 - 05/15/46 ............ 728,888 518,180,195
1.63% , 11/15/50 ................... 109,759 59,672,827
4.00% , 11/15/52 ................... 233,806 208,954,801
4.13% , 08/15/53 ................... 101,639 92,745,131
U.S. Treasury Bonds STRIPS
(a)
0.00% , 08/15/35 - 08/15/36 ............ 110,625 69,987,227
0.00% , 05/15/43
(b)
.................. 42,827 18,387,637
U.S. Treasury Notes
0.75% , 03/31/26 - 01/31/28 ............ 27,834 26,576,408
2.38% , 04/30/26 - 05/15/29 ............ 596,073 573,944,094
3.63% , 05/15/26 - 10/31/30 ............ 879,234 877,245,158
4.13% , 06/15/26 - 11/15/32 ............ 1,759,525 1,780,373,952
0.88% , 06/30/26 - 11/15/30 ............ 176,361 155,307,938
4.50% , 07/15/26 - 11/15/33 ............ 709,306 729,142,206
0.63% , 07/31/26 - 08/15/30 ............ 627,013 567,805,305
1.88% , 07/31/26 - 02/15/32 ............ 363,073 328,997,941
1.50% , 08/15/26 - 02/15/30 ............ 442,159 412,158,275
4.38% , 08/15/26 - 05/15/34 ............ 1,074,695 1,096,250,577
4.63% , 09/15/26 - 02/15/35 ............ 507,484 522,922,994
1.63% , 09/30/26 - 05/15/31 ............ 353,670 319,404,449
3.50% , 09/30/26 - 02/15/33 ............ 1,242,238 1,231,150,967
1.13% , 10/31/26 - 08/31/28 ............ 35,478 33,753,112
2.00% , 11/15/26 ................... 29,562 29,045,077
1.25% , 11/30/26 - 08/15/31 ............ 1,012,457 952,441,345
4.25% , 11/30/26 - 08/15/35 ............ 1,543,997 1,565,632,043
4.00% , 01/15/27 - 02/15/34 ............ 2,543,466 2,566,402,145
2.25% , 02/15/27 - 11/15/27 ............ 1,364,253 1,335,362,169
2.50% , 03/31/27 ................... 62,173 61,187,270
3.88% , 03/31/27 - 08/15/34 ............ 1,956,562 1,960,120,538
2.75% , 04/30/27 - 08/15/32 ............ 1,122,669 1,092,881,362
3.75% , 04/30/27 - 10/31/32 ............ 876,194 876,474,660
0.50% , 05/31/27 - 10/31/27 ............ 330,242 313,486,464
2.63% , 05/31/27 - 07/31/29 ............ 1,339,896 1,298,278,009
3.25% , 06/30/27 - 06/30/29 ............ 56,532 56,169,575
0.38% , 07/31/27 ................... 64,566 61,057,273
3.13% , 08/31/27 - 08/31/29 ............ 1,064,547 1,049,468,696
3.38% , 09/15/27 - 05/15/33 ............ 410,109 400,138,680
2.88% , 05/15/28 - 05/15/32 ............ 717,354 697,820,975
1.00% , 07/31/28 ................... 214,140 199,710,645
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.38% , 10/31/28 - 11/15/31 ............ USD 2,239,079 $ 1,964,796,097
4.88% , 10/31/30 ................... 158,180 166,453,135
Total Long-Term Investments — 98 .7%
(Cost: $ 33,612,606,893 ) ............................ 32,583,299,980
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(c) (d) (e)
................. 143,201,699 143,201,699
Total Short-Term Securities — 0 .4%
(Cost: $ 143,201,699 ) .............................. 143,201,699
Total Investments — 99 .1%
(Cost: $ 33,755,808,592 ) ............................ 32,726,501,679
Other Assets Less Liabilities — 0.9% .................... 285,626,545
Net Assets — 100.0% ...............................
$ 33,012,128,224
(a)
Zero-coupon bond.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
October 31, 2025
iShares
®
U.S. Treasury Bond ETF
Schedules of Investments
7
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 187,542,615 $ — $ (44,340,916)
(a)
$ — $ — $ 143,201,699 143,201,699 $ 3,457,052
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 32,583,299,980 $ — $ 32,583,299,980
Short-Term Securities
Money Market Funds ...................................... 143,201,699 — — 143,201,699
$ 143,201,699 $ 32,583,299,980 $ — $ 32,726,501,679

Statements of Assets and Liabilities

October 31, 2025
2025
iShares Annual Financial Statements and Additional Information
8
See notes to financial statements.
iShares 0-5
Year TIPS Bond
ETF
iShares TIPS
Bond ETF
iShares U.S.
Treasury Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 13,114,697,367 $ 13,995,150,346 $ 32,583,299,980
Investments, at value — affiliated
(c)
............................................................ 630,810,823 32,073,009 143,201,699
Cash ............................................................................... 18,185 9 —
Receivables: – – –
Investment s sold ...................................................................... — 418,727,654 1,619,906,067
Securities lending income — affiliated ........................................................ 407 98 5,941
Dividends — affiliated ................................................................... 1,212,281 75,543 370,895
Interest — unaffiliated ................................................................... 16,627,387 31,799,906 319,937,456
Total a ssets ...........................................................................
13,763,366,450 14,477,826,565 34,666,722,038
LIABILITIES
Bank overdraft .......................................................................... — — 16,287
Collateral on securities loaned ............................................................... — — 8,580,000
Payables: – – –
Investments purchased .................................................................. 563,885,438 395,682,483 1,644,692,591
Capital shares redeemed ................................................................. — 51,644 —
Investment advisory fees ................................................................. 334,838 2,161,666 1,304,936
Total li abilities ..........................................................................
564,220,276 397,895,793 1,654,593,814
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 13,199,146,174 $ 14,079,930,772 $ 33,012,128,224
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 13,348,643,868 $ 16,696,483,829 $ 35,564,717,361
Accumulated loss ....................................................................... (149,497,694) (2,616,553,057) (2,552,589,137)
NET ASSETS ..........................................................................
$ 13,199,146,174 $ 14,079,930,772 $ 33,012,128,224
NET ASSET VALUE
Shares outstanding ......................................................................
127,950,000 126,500,000 1,424,000,000
Net asset value .........................................................................
$ 103.16 $ 111.30 $ 23.18
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 13,048,042,047 $ 15,155,358,729 $ 33,612,606,893
(b)
  Securities loaned, at value .......................................................... $ — $ — $ 8,372,267
(c)
  Investments, at cost — affiliated ....................................................... $ 630,810,823 $ 32,073,009 $ 143,201,699

Statements of Operations
Year Ended October 31, 2025
9
Statements of Operations
iShares 0-5 Year
TIPS Bond ETF
iShares TIPS
Bond ETF
iShares U.S.
Treasury Bond
ETF
INVESTMENT INCOME – – –
Dividends — affiliated .............................................................. $ 5,959,078 $ 1,290,515 $ 3,357,527
Interest — unaffiliated .............................................................. 451,690,933
(a)
472,237,638
(a)
1,008,295,759
Securities lending income — affiliated — net .............................................. 2,600 26,173 99,525
Total investment income ..............................................................
457,652,611 473,554,326 1,011,752,811
EXPENSES
Investment advisory ............................................................... 3,483,183 25,746,162 14,228,891
Interest expense ................................................................. 27 427 47,184
Total expenses ....................................................................
3,483,210 25,746,589 14,276,075
Net investment income ...............................................................
454,169,401 447,807,737 997,476,736
REALIZED AND UNREALIZED GAIN (LOSS) $ 234,246,155 $ 313,310,499 $ 423,787,772
Net realized gain (loss) from:
Investments — unaffiliated ........................................................ $ (5,541,967) $ (233,449,245) $ (308,463,148)
In-kind redemptions — unaffiliated
(b)
.................................................. 16,692,542 (363,566,208) 35,218,055
11,150,575 (597,015,453) (273,245,093)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................ 223,095,579 910,325,953 697,032,865
Net realized and unrealized gain ........................................................
234,246,154 313,310,500 423,787,772
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 688,415,555 $ 761,118,237 $ 1,421,264,508
(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2025
iShares Annual Financial Statements and Additional Information
10
See notes to financial statements.
iShares 0-5 Year TIPS Bond ETF iShares TIPS Bond ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 454,169,401 $ 199,440,950 $ 447,807,737 $ 444,310,936
Net realized gain (loss) ............................................ 11,150,575 (93,606,071) (597,015,453) (798,948,886)
Net change in unrealized appreciation (depreciation) ........................ 223,095,579 426,814,202 910,325,953 1,876,859,240
Net increase in net assets resulting from operations ...........................
688,415,555 532,649,081 761,118,237 1,522,221,290
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(413,373,344) (227,576,729) (417,101,101) (516,827,400)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
4,798,203,997 (1,318,206,430) (3,642,744,373) (3,347,148,208)
NET ASSETS
Total increase (decrease) in net assets ................................... 5,073,246,208 (1,013,134,078) (3,298,727,237) (2,341,754,318)
Beginning of year ..................................................
8,125,899,966 9,139,034,044 17,378,658,009 19,720,412,327
End of year ......................................................
$ 13,199,146,174 $ 8,125,899,966 $ 14,079,930,772 $ 17,378,658,009
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
11
Statements of Changes in Net Assets
See notes to financial statements.
iShares U.S. Treasury Bond ETF
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 997,476,736 $ 793,796,478
Net realized loss .................................................................................. (273,245,093) (319,007,708)
Net change in unrealized appreciation (depreciation) .......................................................... 697,032,865 1,446,233,277
Net increase in net assets resulting from operations .............................................................
1,421,264,508 1,921,022,047
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(983,091,495) (773,180,984)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
3,805,438,108 5,021,537,488
NET ASSETS
Total increase in net assets ............................................................................. 4,243,611,121 6,169,378,551
Beginning of year ....................................................................................
28,768,517,103 22,599,138,552
End of year ........................................................................................
$ 33,012,128,224 $ 28,768,517,103
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
12
iShares 0-5 Year TIPS Bond ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .................................
$ 100.69  $ 97.07  $ 97.18  $ 105.95  $ 103.32
Net investment income
(a)
........................................
4 .00  2 .43  2 .88  6 .31  4 .52
Net realized and unrealized gain (loss)
(b)
..............................
2.07  3.95  (0.40) (8.83) 2.17
Net increase (decrease) from investment operations ....................... 6.07  6.38  2.48  (2.52) 6.69
Distributions from net investment income
(c)
........................... (3.60) (2.76) (2.59) (6.25) (4.06)
Net asset value, end of year ...................................... $ 103.16  $ 100.69  $ 97.07  $ 97.18  $ 105.95
Total Return
(d)
Based on net asset value ......................................... 6.11% 6.67% 2.56% (2.51)% 6.55%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.03% 0.03% 0.03% 0.03% 0.05%
Net investment income ...........................................
3.91% 2.45% 2.95% 6.15% 4.28%
Supplemental Data
Net assets, end of year (000) ....................................... $ 13,199,146  $ 8,125,900  $ 9,139,034  $ 12,123,818  $ 7,495,692
Portfolio turnover rate
(f)
........................................... 20% 25% 30% 27% 36%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
iShares TIPS Bond ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ...............................
$ 108.28  $ 102.71  $ 106.26  $ 128.61  $ 125.29
Net investment income
(a)
......................................
3 .46  2 .56  3 .09  7 .63  4 .90
Net realized and unrealized gain (loss)
(b)
............................
2.78  5.96  (3.93) (21.96) 3.33
Net increase (decrease) from investment operations ..................... 6.24  8.52  (0.84) (14.33) 8.23
Distributions from net investment income
(c)
......................... (3.22) (2.95) (2.71) (8.02) (4.91)
Net asset value, end of year .................................... $ 111.30  $ 108.28  $ 102.71  $ 106.26  $ 128.61
Total Return
(d)
Based on net asset value ....................................... 5.85% 8.41%
(e)
(0.87)% (11.62)% 6.67%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.18% 0.18%
(g)
0.19% 0.19% 0.19%
Net investment income .........................................
3.17% 2.40% 2.89% 6.36% 3.84%
Supplemental Data
Net assets, end of year (000) ..................................... $ 14,079,931  $ 17,378,658  $ 19,720,412  $ 24,981,866  $ 35,868,635
Portfolio turnover rate
(h)
......................................... 19% 22% 18% 20% 34%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes payment from an affiliate with no financial impact to the expense ratios.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
14
iShares U.S. Treasury Bond ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ................................
$ 22.82  $ 21.72  $ 22.40  $ 26.46  $ 27.66
Net investment income
(a)
.......................................
0 .80  0 .72  0 .59  0 .38  0 .25
Net realized and unrealized gain (loss)
(b)
.............................
0.35  1.08  (0.70) (4.11) (0.96)
Net increase (decrease) from investment operations ...................... 1.15  1.80  (0.11) (3.73) (0.71)
Distributions
(c)
– – – – –
From net investment income ....................................
( 0 .79 ) ( 0 .70 ) ( 0 .57 ) ( 0 .33 ) ( 0 .25 )
From net realized gain .........................................
—  —  —  —  ( 0 .24 )
Total distributions ............................................. (0.79) (0.70) (0.57) (0.33) (0.49)
Net asset value, end of year ..................................... $ 23.18  $ 22.82  $ 21.72  $ 22.40  $ 26.46
Total Return
(d)
Based on net asset value ........................................ 5.16% 8.37% (0.54)% (14.21)% (2.58)%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.05% 0.05% 0.05% 0.05% 0.09%
Net investment income ..........................................
3.51% 3.15% 2.57% 1.57% 0.95%
Supplemental Data
Net assets, end of year (000) ...................................... $ 33,012,128  $ 28,768,517  $ 22,599,139  $ 21,241,914  $ 15,665,181
Portfolio turnover rate
(f)
.......................................... 25% 18% 23% 50% 128%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
15
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that
iShares ETF
Diversification
Classification
0-5 Year TIPS Bond ................................................................................................... Diversified
TIPS Bond ......................................................................................................... Diversified
U.S. Treasury Bond ................................................................................................... Diversified

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
16
utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.
Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then the separate parts are sold as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed
securities
within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to the iShares TIPS Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Ot p
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Treasury Bond
HSBC Securities (USA), Inc. .............................. $ 8,372,267 $ (8,372,267) $ – $ –
m
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
iShares ETF Investment Advisory Fees
0-5 Year TIPS Bond ................................................................................................ 0 .03%
U.S. Treasury Bond ................................................................................................ 0 .05
Average Daily Net Assets Investment Advisory Fees
First $ 121 billion .................................................................................................. 0.200000%
Over $ 121 billion, up to and including $ 181 billion ............................................................................ 0.190000
Over $ 181 billion, up to and including $ 231 billion ............................................................................ 0.180500
Over $ 231 billion, up to and including $ 281 billion ............................................................................ 0.171475
Over $ 281 billion .................................................................................................. 0.162901

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
18
on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended October 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
0-5 Year TIPS Bond ....................................................................................................... $ 1,175
TIPS Bond ............................................................................................................. 5,686
U.S. Treasury Bond ....................................................................................................... 34,578
U.S. Government Securities
iShares ETF Purchases Sales
0-5 Year TIPS Bond .................................................................................... $ 2,716,202,532 $ 2,164,296,290
TIPS Bond .......................................................................................... 2,724,437,958 2,993,395,245
U.S. Treasury Bond .................................................................................... 7,073,729,509 7,079,594,425
iShares ETF
In-kind
Purchases
In-kind
Sales
0-5 Year TIPS Bond .................................................................................... $ 4,997,757,485 $ 1,273,397,541
TIPS Bond .......................................................................................... 7,349,202,694 10,988,064,585
U.S. Treasury Bond .................................................................................... 10,347,594,551 6,735,092,303

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
0-5 Year TIPS Bond ......................................................................... $ 16,692,542 $ (16,692,542)
TIPS Bond ............................................................................... (364,382,315) 364,382,315
U.S. Treasury Bond ......................................................................... 35,218,055 (35,218,055)
—
iShares ETF
Year Ended
10/31/25
Year Ended
10/31/24
0-5 Year TIPS Bond
Ordinary income ........................................................................................... $ 413,373,344 $ 227,576,729
TIPS Bond
Ordinary income ........................................................................................... $ 417,101,101 $ 516,827,400
U.S. Treasury Bond
Ordinary income ........................................................................................... $ 983,091,495 $ 773,180,984
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
0-5 Year TIPS Bond ....................................................... $ 49,979,745 $ (255,789,957) $ 56,312,518 $ (149,497,694)
TIPS Bond ............................................................. 45,735,070 (1,499,657,378) (1,162,630,749) (2,616,553,057)
U.S. Treasury Bond ....................................................... 93,903,986 (1,612,106,435) (1,034,386,688) (2,552,589,137)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
0-5 Year TIPS Bond ................................................ $ 13,689,195,672 $ 105,817,994 $ (49,505,476) $ 56,312,518
TIPS Bond ...................................................... 15,189,854,104 43,016,676 (1,205,647,425) (1,162,630,749)
U.S. Treasury Bond ................................................ 33,760,888,367 140,554,064 (1,174,940,752) (1,034,386,688)

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
20
receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Year Ended
10/31/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
0-5 Year TIPS Bond
Shares sold 61,900,000 $ 6,293,846,614 20,200,000 $ 2,011,968,054
Shares redeemed
(14,650,000) (1,495,642,617) (33,650,000) (3,330,174,484)
47,250,000 $ 4,798,203,997 (13,450,000) $ (1,318,206,430)
TIPS Bond
Shares sold 67,700,000 $ 7,409,294,827 51,200,000 $ 5,478,141,646
Shares redeemed
(101,700,000) (11,052,039,200) (82,700,000) (8,825,289,854)
(34,000,000) $ (3,642,744,373) (31,500,000) $ (3,347,148,208)
U.S. Treasury Bond
Shares sold 462,700,000 $ 10,622,160,625 369,100,000 $ 8,406,263,510
Shares redeemed
(299,300,000) (6,816,722,517) (148,900,000) (3,384,726,022)
163,400,000 $ 3,805,438,108 220,200,000 $ 5,021,537,488

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
2025
iShares Annual Financial Statements and Additional Information
22
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October
31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares 0-5 Year TIPS Bond ETF
iShares TIPS Bond ETF
iShares U.S. Treasury Bond ETF

Important Tax Information
(unaudited)
23
Important Tax Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF
Federal Obligation
Interest
0-5 Year TIPS Bond ................................................................................................. $ 454,166,801
TIPS Bond ....................................................................................................... 447,781,563
U.S. Treasury Bond ................................................................................................. 997,377,211
iShares ETF Interest Dividends
0-5 Year TIPS Bond ................................................................................................. $ 454,166,801
TIPS Bond ....................................................................................................... 447,781,563
U.S. Treasury Bond ................................................................................................. 997,377,211
iShares ETF
Interest-Related
Dividends
0-5 Year TIPS Bond ................................................................................................. $ 454,166,801
TIPS Bond ....................................................................................................... 447,781,563
U.S. Treasury Bond ................................................................................................. 997,377,211

Additional Information
2025
iShares Annual Financial Statements and Additional Information
24
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares 0-5 Year
TIPS Bond ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was
USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares 0-5 Year TIPS Bond ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”)
investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Additional Information
(continued)
25
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2025
iShares Annual Financial Statements and Additional Information
26
iShares 0-5 Year TIPS Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
27
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds.
The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Annual Financial Statements and Additional Information
28
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares TIPS Bond ETF
(the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December 9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and

Board Review and Approval of Investment Advisory Contract
(continued)
29
Board Review and Approval of Investment Advisory Contract
considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee
rate
under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Annual Financial Statements and Additional Information
30
brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Treasury Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In

Board Review and Approval of Investment Advisory Contract
(continued)
31
Board Review and Approval of Investment Advisory Contract
that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Annual Financial Statements and Additional Information
32
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds.
The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
33
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Core Universal USD Bond ETF| IUSB | NASDAQ

Page
2

Schedule of Investments
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
American Express Credit Account Master Trust
Series 2023-4, Class A, 5.15%, 09/16/30 .. USD 1,500 $ 1,551,621
Series 2024-2, Class A, 5.24%, 04/15/31 .. 6,500 6,775,908
Series 2024-3, Class A, 4.65%, 07/15/29 .. 1,360 1,377,201
Series 2025-2, Class A, 4.28%, 04/15/30 .. 1,400 1,413,702
Series 2025-3, Class A, 4.51%, 04/15/32 .. 1,000 1,021,603
Series 2025-4, Class A, 4.30%, 07/15/30 .. 1,500 1,517,461
Series 2025-5, Class A, 4.51%, 07/15/32 .. 1,500 1,531,749
BA Credit Card Trust
Series 2024-A1, Class A, 4.93%, 05/15/29 . 3,640 3,695,480
Series 2025-A1, Class A, 4.31%, 05/15/30 . 1,000 1,010,098
BMW Vehicle Lease Trust, Series 2025-1, Class
A4, 4.49%, 10/25/28 ............... 500 504,093
BMW Vehicle Owner Trust, Series 2025-A,
Class A4, 4.66%, 12/27/32 ........... 500 508,120
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2, 1.39%, 07/15/30 1,000 936,357
Series 2025-A1, Class A, 3.82%, 09/16/30 . 2,000 1,996,939
Series 2025-A3, Class A, 4.65%, 10/15/37 . 300 298,561
CarMax Auto Owner Trust
Series 2023-1, Class A4, 4.65%, 01/16/29 . 1,500 1,506,798
Series 2024-1, Class A4, 4.94%, 08/15/29 . 1,000 1,016,206
Series 2024-4, Class A3, 4.60%, 10/15/29 . 600 604,726
Series 2024-4, Class A4, 4.64%, 04/15/30 . 860 872,134
Series 2025-2, Class A3, 4.48%, 03/15/30 . 800 806,258
Series 2025-2, Class B, 4.96%, 11/15/30 .. 500 507,936
Carvana Auto Receivables Trust, Series 2025-
P3, Class A3, 4.04%, 11/11/30 ......... 500 498,074
Chase Issuance Trust, Series 2025-A1, Class
A, 4.16%, 07/15/30 ................ 750 755,811
Citibank Credit Card Issuance Trust, Series
2007-A3, Class A3, 6.15%, 06/15/39 ..... 1,000 1,112,769
CNH Equipment Trust
Series 2024-C, Class A3, 4.03%, 01/15/30 . 2,000 2,000,316
Series 2025-B, Class A3, 4.30%, 10/15/30 . 500 503,990
Drive Auto Receivables Trust
Series 2024-2, Class B, 4.52%, 07/16/29 .. 250 250,561
Series 2024-2, Class C, 4.67%, 05/17/32 .. 450 450,703
Series 2024-2, Class D, 4.94%, 05/17/32 .. 1,000 996,366
Series 2025-1, Class D, 5.41%, 09/15/32 .. 700 703,957
Evergy Metro, Inc., 4.20%, 03/15/48 ....... 450 373,399
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 04/17/28 . 745 745,950
Series 2024-2A, Class D, 5.92%, 02/15/30 . 2,000 2,023,712
Series 2025-3A, Class A3, 4.78%, 07/16/29 500 502,799
Series 2025-3A, Class D, 5.57%, 10/15/31 . 400 402,495
Series 2025-4A, Class A3, 4.39%, 09/17/29 470 471,256
Series 2025-4A, Class C, 4.57%, 06/16/31 . 1,400 1,396,469
First National Master Note Trust, Series 2025-1,
Class A, 4.85%, 02/15/30 ............ 1,500 1,529,174
Ford Credit Auto Owner Trust
Series 2024-B, Class A3, 5.10%, 04/15/29 . 1,000 1,012,348
Series 2024-C, Class A3, 4.07%, 07/15/29 . 3,000 3,004,930
Series 2024-D, Class B, 4.88%, 09/15/30 . 2,000 2,030,865
Ford Credit Floorplan Master Owner Trust A
Series 2025-1, Class A1, 4.63%, 04/15/30 . 1,550 1,571,103
Series 2025-2, Class A1, 4.06%, 09/15/30 . 750 749,769
Gm Financial Automobile Leasing Trust, Series
2025-2, Class A3, 4.58%, 05/22/28 ...... 500 503,579
GM Financial Automobile Leasing Trust, Series
2025-1, Class A3, 4.66%, 02/21/28 ...... 1,300 1,309,334
Gm Financial Consumer Automobile
Receivables Trust, Series 2025-3, Class A4,
4.30%, 09/16/31 .................. 500 504,261
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class A3, 4.66%, 02/16/28 . USD 2,771 $ 2,777,355
Series 2023-1, Class A4, 4.59%, 07/17/28 . 1,170 1,176,373
Series 2024-1, Class B, 5.16%, 08/16/29 .. 1,155 1,173,363
Series 2024-4, Class A3, 4.40%, 08/16/29 . 1,000 1,005,477
Series 2025-1, Class A4, 4.73%, 08/16/30 . 500 509,220
Series 2025-2, Class A3, 4.28%, 04/16/30 . 400 402,368
Harley-Davidson Motorcycle Trust, Series 2025-
A, Class A3, 4.67%, 04/15/30 ......... 500 506,486
Honda Auto Receivables Owner Trust
Series 2025-2, Class A3, 4.15%, 10/15/29 . 1,100 1,104,104
Series 2025-3, Class A3, 4.04%, 02/21/30 . 500 500,539
Hyundai Auto Receivables Trust, Series 2025-
A, Class A3, 4.32%, 10/15/29 ......... 1,000 1,006,035
John Deere Owner Trust
Series 2024-A, Class A3, 4.96%, 11/15/28 . 990 997,885
Series 2024-A, Class A4, 4.91%, 02/18/31 . 620 630,790
Series 2024-C, Class A3, 4.06%, 06/15/29 . 2,140 2,142,690
Mercedes-Benz Auto Lease Trust
Series 2024-B, Class A4, 4.22%, 06/17/30 . 5,000 5,010,877
Series 2025-A, Class A4, 4.69%, 02/18/31 . 500 506,992
Mercedes-Benz Auto Receivables Trust, Series
2025-1, Class A3, 4.78%, 12/17/29 ...... 1,500 1,515,448
Nissan Auto Lease Trust, Series 2025-A, Class
A3, 4.75%, 03/15/28 ............... 1,000 1,011,087
Nissan Auto Receivables Owner Trust
Series 2024-B, Class A4, 4.35%, 09/15/31 . 500 503,910
Series 2025-A, Class A3, 4.49%, 12/17/29 . 1,000 1,010,344
Series 2025-A, Class A4, 4.57%, 11/15/30 . 500 508,189
Santander Drive Auto Receivables Trust
Series 2023-1, Class C, 5.09%, 05/15/30 .. 8,343 8,379,674
Series 2024-1, Class B, 5.23%, 12/15/28 .. 430 431,967
Series 2024-3, Class A3, 5.63%, 01/16/29 . 721 724,767
Series 2025-3, Class C, 4.68%, 09/15/31 .. 500 499,138
Synchrony Card Funding LLC
Series 2024-A1, Class A, 5.04%, 03/15/30 . 4,100 4,154,480
Series 2025-A2, Class A, 4.49%, 05/15/31 . 1,500 1,519,047
Toyota Auto Receivables Owner Trust
Series 2024-D, Class A3, 4.40%, 06/15/29 . 2,000 2,010,012
Series 2025-B, Class A3, 4.34%, 11/15/29 . 200 201,473
Verizon Master Trust
Series 2024-6, Class A1A, 4.17%, 08/20/30 2,500 2,508,736
Series 2025-7, Class A1A, 3.96%, 08/20/31 1,800 1,798,269
Volkswagen Auto Lease Trust, Series 2025-A,
Class A3, 4.50%, 06/20/28 ........... 500 504,435
WF Card Issuance Trust
Series 2024-A1, Class A, 4.94%, 02/15/29 . 1,000 1,012,653
Series 2024-A2, Class A, 4.29%, 10/15/29 . 3,100 3,124,756
Series 2025-A1, Class A, 4.34%, 05/15/30 . 2,000 2,022,506
World Omni Auto Receivables Trust
Series 2025-A, Class A4, 4.86%, 11/15/30 . 500 511,665
Series 2025-C, Class A3, 4.08%, 11/15/30 . 700 701,792
World Omni Automobile Lease Securitization
Trust, Series 2025-A, Class A3, 4.42%,
04/17/28 ....................... 400 402,266
Total Asset-Backed Securities — 0 .3%
(Cost: $ 108,535,276 ) .............................. 109,364,109

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Financial Services — 0.0%
Quincy Health LLC
(a) (b)
................ 489 $ —
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC
(a) (b) (c) (d)
............ 7,599 43,466
Wireless Telecommunication Services — 0.0%
Altice France Lux 3
(a)
................. 5 83
Total Common Stocks — 0.0%
(Cost: $ 243,706 ) ................................. 43,549
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(d)
.. USD 610 629,820
Airbus SE
(d)
3.15% , 04/10/27 .................. 1,365 1,350,450
3.95% , 04/10/47 .................. 825 692,844
ATI, Inc.
5.88% , 12/01/27 .................. 353 353,197
4.88% , 10/01/29 .................. 350 347,842
7.25% , 08/15/30 .................. 495 519,884
5.13% , 10/01/31 .................. 382 378,721
Axon Enterprise, Inc.
(d)
6.13% , 03/15/30 .................. 325 335,045
6.25% , 03/15/33 .................. 335 347,422
BAE Systems Finance, Inc., 7.50%, 07/01/27
(d)
655 690,994
BAE Systems Holdings, Inc., 4.75%, 10/07/44
(d)
591 549,790
BAE Systems plc
(d)
5.00% , 03/26/27 .................. 745 753,223
5.13% , 03/26/29 .................. 850 875,612
3.40% , 04/15/30 .................. 415 399,930
1.90% , 02/15/31 .................. 1,250 1,103,685
5.25% , 03/26/31 .................. 395 410,203
5.30% , 03/26/34 .................. 1,385 1,435,054
5.80% , 10/11/41 .................. 380 400,243
3.00% , 09/15/50 .................. 1,100 746,427
5.50% , 03/26/54 .................. 630 640,747
Boeing Co. (The)
2.70% , 02/01/27 .................. 634 622,226
2.80% , 03/01/27 .................. 300 294,085
5.04% , 05/01/27 .................. 1,997 2,016,509
6.26% , 05/01/27 .................. 1,020 1,048,058
3.25% , 02/01/28 .................. 1,162 1,137,806
3.25% , 03/01/28 .................. 463 452,620
3.45% , 11/01/28 .................. 560 548,448
3.20% , 03/01/29 .................. 1,059 1,022,471
6.30% , 05/01/29 .................. 1,245 1,321,097
2.95% , 02/01/30 .................. 1,200 1,132,980
5.15% , 05/01/30 .................. 3,724 3,827,075
3.63% , 02/01/31 .................. 1,570 1,505,858
6.39% , 05/01/31 .................. 910 989,050
6.13% , 02/15/33 .................. 393 423,047
3.60% , 05/01/34 .................. 449 407,324
6.53% , 05/01/34 .................. 2,395 2,650,188
3.25% , 02/01/35 .................. 548 477,195
6.63% , 02/15/38 .................. 315 352,000
3.55% , 03/01/38 .................. 515 432,192
3.50% , 03/01/39 .................. 495 404,358
6.88% , 03/15/39 .................. 536 610,135
5.88% , 02/15/40 .................. 552 571,913
5.71% , 05/01/40 .................. 2,165 2,208,174
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
3.38% , 06/15/46 .................. USD 494 $ 354,309
3.65% , 03/01/47 .................. 340 249,977
3.63% , 03/01/48 .................. 395 286,206
3.85% , 11/01/48 .................. 345 258,302
3.90% , 05/01/49 .................. 702 530,791
3.75% , 02/01/50 .................. 1,185 879,723
5.81% , 05/01/50 .................. 4,989 4,963,091
6.86% , 05/01/54 .................. 2,375 2,706,496
3.83% , 03/01/59 .................. 360 253,818
3.95% , 08/01/59 .................. 970 697,842
5.93% , 05/01/60 .................. 3,235 3,212,803
7.01% , 05/01/64 .................. 1,345 1,536,631
Bombardier, Inc.
(d)
7.88% , 04/15/27
(c)
................. 174 174,435
6.00% , 02/15/28 .................. 665 666,312
7.50% , 02/01/29 .................. 675 703,164
8.75% , 11/15/30 .................. 775 836,579
7.25% , 07/01/31 .................. 630 668,888
7.00% , 06/01/32
(c)
................. 805 844,413
6.75% , 06/15/33 .................. 545 572,051
7.45% , 05/01/34 .................. 525 583,874
BWX Technologies, Inc.
(d)
4.13% , 06/30/28 .................. 405 395,837
4.13% , 04/15/29 .................. 415 404,675
Carpenter Technology Corp.
6.38% , 07/15/28 .................. 385 386,156
7.63% , 03/15/30 .................. 280 288,558
Czechoslovak Group A/S, 6.50%, 01/10/31
(e)
. 1,000 1,034,522
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(d)
................ 810 810,108
Embraer Netherlands Finance BV
7.00% , 07/28/30
(e)
................. 410 451,018
5.98% , 02/11/35 .................. 605 647,798
5.40% , 01/09/38 .................. 645 644,689
GE Capital Funding LLC, 4.55%, 05/15/32 .. 880 887,402
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 865 848,603
General Dynamics Corp.
3.50% , 04/01/27 .................. 1,235 1,229,641
2.63% , 11/15/27 .................. 445 434,514
3.75% , 05/15/28 .................. 1,505 1,502,411
3.63% , 04/01/30 .................. 1,380 1,354,525
2.25% , 06/01/31 .................. 500 452,703
4.95% , 08/15/35 .................. 370 378,098
4.25% , 04/01/40 .................. 770 708,435
2.85% , 06/01/41 .................. 620 469,594
3.60% , 11/15/42 .................. 410 336,891
4.25% , 04/01/50 .................. 875 755,885
General Electric Co.
4.30% , 07/29/30 .................. 440 443,063
6.75% , 03/15/32 .................. 1,075 1,221,674
4.90% , 01/29/36 .................. 830 846,138
5.88% , 01/14/38 .................. 865 945,146
6.88% , 01/10/39 .................. 425 503,842
4.50% , 03/11/44 .................. 595 542,779
4.35% , 05/01/50 .................. 555 485,110
Goat Holdco LLC, 6.75%, 02/01/32
(d)
...... 830 851,241
HEICO Corp.
5.25% , 08/01/28 .................. 555 571,617
5.35% , 08/01/33 .................. 550 572,062
Hexcel Corp.
4.20% , 02/15/27 .................. 39 38,795
5.88% , 02/26/35 .................. 195 203,936
Howmet Aerospace, Inc.
5.90% , 02/01/27 .................. 742 757,725

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.75% , 01/15/28 .................. USD 645 $ 681,222
3.00% , 01/15/29 .................. 645 623,331
4.85% , 10/15/31 .................. 210 215,539
5.95% , 02/01/37 .................. 635 690,088
Huntington Ingalls Industries, Inc.
3.48% , 12/01/27 .................. 810 797,133
2.04% , 08/16/28 .................. 360 338,891
5.35% , 01/15/30 .................. 485 500,989
4.20% , 05/01/30 .................. 564 557,946
5.75% , 01/15/35 .................. 470 495,661
L3Harris Technologies, Inc.
3.85% , 12/15/26 .................. 927 924,854
5.40% , 01/15/27 .................. 1,335 1,354,680
4.40% , 06/15/28 .................. 389 391,005
5.05% , 06/01/29 .................. 460 472,732
2.90% , 12/15/29 .................. 702 666,574
1.80% , 01/15/31 .................. 1,048 923,382
5.25% , 06/01/31 .................. 565 587,749
5.40% , 07/31/33 .................. 1,245 1,297,881
5.35% , 06/01/34 .................. 445 461,582
4.85% , 04/27/35 .................. 675 672,870
6.15% , 12/15/40 .................. 270 294,781
5.05% , 04/27/45 .................. 353 339,339
5.60% , 07/31/53 .................. 576 582,295
5.50% , 08/15/54 .................. 640 638,300
Leidos, Inc.
4.38% , 05/15/30 .................. 810 807,163
2.30% , 02/15/31 .................. 924 826,840
5.75% , 03/15/33 .................. 708 747,419
5.50% , 03/15/35 .................. 30 31,117
Lockheed Martin Corp.
5.10% , 11/15/27 .................. 1,378 1,408,825
4.45% , 05/15/28 .................. 545 550,796
4.15% , 08/15/28 .................. 500 502,356
4.50% , 02/15/29 .................. 745 756,138
1.85% , 06/15/30 .................. 1,049 947,706
4.40% , 08/15/30 .................. 665 671,525
4.70% , 12/15/31 .................. 440 450,349
3.90% , 06/15/32 .................. 915 894,971
5.25% , 01/15/33 .................. 795 835,046
4.75% , 02/15/34 .................. 835 844,384
4.80% , 08/15/34 .................. 695 704,445
3.60% , 03/01/35 .................. 591 546,446
5.00% , 08/15/35 .................. 735 750,347
4.50% , 05/15/36 .................. 776 762,430
Series B , 6.15% , 09/01/36 ............ 725 810,358
5.72% , 06/01/40 .................. 635 677,203
4.07% , 12/15/42 .................. 983 853,893
3.80% , 03/01/45 .................. 1,110 906,886
4.70% , 05/15/46 .................. 1,037 953,768
2.80% , 06/15/50 .................. 1,083 703,514
4.09% , 09/15/52 .................. 1,681 1,366,253
4.15% , 06/15/53 .................. 1,025 838,328
5.70% , 11/15/54 .................. 780 806,515
5.20% , 02/15/55 .................. 885 855,256
4.30% , 06/15/62 .................. 720 583,996
5.90% , 11/15/63 .................. 830 882,943
5.20% , 02/15/64 .................. 390 370,976
Moog, Inc., 4.25%, 12/15/27
(d)
.......... 511 505,245
Northrop Grumman Corp.
3.20% , 02/01/27 .................. 877 868,452
3.25% , 01/15/28 .................. 2,230 2,194,178
4.60% , 02/01/29 .................. 855 868,422
4.40% , 05/01/30 .................. 916 923,866
4.65% , 07/15/30 .................. 625 636,320
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
4.70% , 03/15/33 .................. USD 1,160 $ 1,169,499
4.90% , 06/01/34 .................. 680 689,691
5.25% , 07/15/35 .................. 600 623,594
5.15% , 05/01/40 .................. 590 588,780
5.05% , 11/15/40 .................. 518 511,064
4.75% , 06/01/43 .................. 1,202 1,116,358
3.85% , 04/15/45 .................. 845 688,758
4.03% , 10/15/47 .................. 2,261 1,849,896
5.25% , 05/01/50 .................. 548 529,136
4.95% , 03/15/53 .................. 780 717,562
5.20% , 06/01/54 .................. 1,030 983,191
Precision Castparts Corp.
3.90% , 01/15/43 .................. 165 139,574
4.38% , 06/15/45 .................. 630 555,634
Rolls-Royce plc, 5.75%, 10/15/27
(d)
....... 940 963,792
RTX Corp.
2.65% , 11/01/26 .................. 650 641,739
5.75% , 11/08/26 .................. 1,301 1,322,082
3.50% , 03/15/27 .................. 1,117 1,109,008
3.13% , 05/04/27 .................. 1,282 1,264,156
7.20% , 08/15/27 .................. 403 424,461
4.13% , 11/16/28 .................. 2,760 2,762,530
5.75% , 01/15/29 .................. 65 68,218
7.50% , 09/15/29 .................. 475 530,532
2.25% , 07/01/30 .................. 677 621,559
6.00% , 03/15/31 .................. 1,085 1,170,567
1.90% , 09/01/31 .................. 1,010 882,314
2.38% , 03/15/32 .................. 830 735,679
5.15% , 02/27/33 .................. 1,385 1,435,891
6.10% , 03/15/34 .................. 1,375 1,510,446
5.40% , 05/01/35 .................. 335 352,964
6.05% , 06/01/36 .................. 385 422,760
6.13% , 07/15/38 .................. 540 595,042
4.45% , 11/16/38 .................. 825 779,972
5.70% , 04/15/40 .................. 540 569,590
4.88% , 10/15/40 .................. 750 727,012
4.70% , 12/15/41 .................. 558 522,505
4.50% , 06/01/42 .................. 2,468 2,242,380
4.80% , 12/15/43 .................. 625 581,830
4.15% , 05/15/45 .................. 866 735,251
3.75% , 11/01/46 .................. 1,040 821,373
4.35% , 04/15/47 .................. 875 752,500
4.05% , 05/04/47 .................. 855 701,886
4.63% , 11/16/48 .................. 1,688 1,495,975
3.13% , 07/01/50 .................. 132 90,461
2.82% , 09/01/51 .................. 1,080 692,915
3.03% , 03/15/52 .................. 1,165 770,860
5.38% , 02/27/53 .................. 1,349 1,322,472
6.40% , 03/15/54 .................. 1,526 1,714,872
Spirit AeroSystems, Inc.
4.60% , 06/15/28 .................. 780 785,447
9.38% , 11/30/29
(d)
................. 870 914,095
9.75% , 11/15/30
(d)
................. 1,383 1,519,465
ST Engineering RHQ Ltd., 4.25%, 05/08/30
(e)
. 800 806,488
Textron, Inc.
3.65% , 03/15/27 .................. 557 552,646
3.38% , 03/01/28 .................. 475 465,696
3.90% , 09/17/29 .................. 345 339,177
3.00% , 06/01/30 .................. 582 548,594
2.45% , 03/15/31
(c)
................. 771 695,839
6.10% , 11/15/33 .................. 423 457,424
5.50% , 05/15/35 .................. 495 512,923
4.95% , 03/15/36 .................. 220 218,059
TransDigm, Inc.
6.75% , 08/15/28
(d)
................. 1,858 1,897,255

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
4.63% , 01/15/29 .................. USD 1,120 $ 1,101,714
6.38% , 03/01/29
(d)
................. 2,265 2,325,845
4.88% , 05/01/29 .................. 851 841,844
6.88% , 12/15/30
(d)
................. 1,375 1,427,023
7.13% , 12/01/31
(d)
................. 1,095 1,144,069
6.63% , 03/01/32
(d)
................. 1,926 1,991,371
6.00% , 01/15/33
(d)
................. 1,415 1,438,260
6.38% , 05/31/33
(d)
................. 1,625 1,657,053
6.25% , 01/31/34
(d)
................. 130 134,351
6.75% , 01/31/34
(d)
................. 2,070 2,145,810
Wolverine Escrow LLC, 0.00%, 11/15/26
(b)
... 508 —
190,373,116
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28 510 510,194
FedEx Corp.
3.40% , 02/15/28 .................. 65 63,841
3.10% , 08/05/29 .................. 1,120 1,075,005
3.10% , 08/05/29 .................. 10 9,576
4.25% , 05/15/30 .................. 827 828,133
4.25% , 05/15/30 .................. 49 48,793
2.40% , 05/15/31 .................. 1,105 989,480
2.40% , 05/15/31 .................. 160 143,316
4.90% , 01/15/34 .................. 265 262,990
3.90% , 02/01/35 .................. 50 45,631
3.25% , 05/15/41 .................. 15 11,189
3.88% , 08/01/42 .................. 15 11,907
4.10% , 02/01/45 .................. 65 52,275
4.75% , 11/15/45 .................. 1,075 931,611
4.75% , 11/15/45 .................. 1,173 1,009,755
4.55% , 04/01/46 .................. 325 273,479
4.40% , 01/15/47 .................. 145 118,941
4.05% , 02/15/48 .................. 50 38,541
4.05% , 02/15/48 .................. 588 451,045
4.95% , 10/17/48 .................. 25 22,024
5.25% , 05/15/50 .................. 220 201,909
5.25% , 05/15/50
(c)
................. 1,356 1,241,832
GXO Logistics, Inc.
6.25% , 05/06/29 .................. 630 662,317
2.65% , 07/15/31 .................. 565 504,864
6.50% , 05/06/34 .................. 510 547,830
Rand Parent LLC, 8.50%, 02/15/30
(d)
...... 795 812,559
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(d)
175 185,202
United Parcel Service, Inc.
2.40% , 11/15/26 .................. 713 702,514
3.05% , 11/15/27 .................. 1,612 1,587,866
3.40% , 03/15/29 .................. 1,010 992,007
2.50% , 09/01/29 .................. 762 719,751
4.45% , 04/01/30 .................. 803 816,957
4.65% , 10/15/30 .................. 475 485,853
4.88% , 03/03/33 .................. 590 608,771
5.15% , 05/22/34 .................. 780 810,408
5.25% , 05/14/35 .................. 640 664,176
6.20% , 01/15/38 .................. 1,335 1,476,274
5.20% , 04/01/40 .................. 605 611,589
4.88% , 11/15/40 .................. 630 611,566
3.63% , 10/01/42 .................. 555 450,649
3.40% , 11/15/46 .................. 595 444,305
3.75% , 11/15/47 .................. 995 781,639
4.25% , 03/15/49 .................. 613 514,271
3.40% , 09/01/49 .................. 864 625,368
5.30% , 04/01/50
(c)
................. 1,337 1,306,813
5.05% , 03/03/53 .................. 1,115 1,040,429
5.50% , 05/22/54 .................. 920 912,734
5.95% , 05/14/55 .................. 1,235 1,294,729
Security
Par (000)
Par (000) Value
Air Freight & Logistics (continued)
5.60% , 05/22/64 .................. USD 530 $ 522,824
6.05% , 05/14/65 .................. 755 794,237
29,829,969
Automobile Components — 0.1%
Adient Global Holdings Ltd.
(d)
7.00% , 04/15/28 .................. 570 583,553
8.25% , 04/15/31 .................. 540 563,960
7.50% , 02/15/33
(c)
................. 765 790,917
Allison Transmission, Inc.
(d)
4.75% , 10/01/27 .................. 485 482,263
5.88% , 06/01/29 .................. 535 539,241
3.75% , 01/30/31 .................. 1,010 932,024
American Axle & Manufacturing, Inc.
6.50% , 04/01/27 .................. 500 500,000
6.88% , 07/01/28
(c)
................. 310 310,404
5.00% , 10/01/29
(c)
................. 625 593,947
6.38% , 10/15/32
(d)
................. 305 306,143
7.75% , 10/15/33
(d)
................. 745 746,080
Aptiv Swiss Holdings Ltd.
4.35% , 03/15/29 .................. 515 517,280
4.65% , 09/13/29 .................. 445 451,965
3.25% , 03/01/32 .................. 770 712,079
5.15% , 09/13/34 .................. 490 493,006
4.40% , 10/01/46 .................. 223 181,747
5.40% , 03/15/49 .................. 454 419,363
3.10% , 12/01/51 .................. 1,340 873,362
4.15% , 05/01/52 .................. 877 678,498
5.75% , 09/13/54 .................. 580 562,743
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.39%), 6.88% ,
12/15/54
(f)
.................... 500 510,416
BorgWarner, Inc.
2.65% , 07/01/27 .................. 798 779,508
4.95% , 08/15/29 .................. 265 271,070
5.40% , 08/15/34
(c)
................. 405 416,888
4.38% , 03/15/45 .................. 285 243,659
Clarios Global LP
(d)
6.75% , 05/15/28 .................. 845 864,216
6.75% , 02/15/30 .................. 625 648,753
6.75% , 09/15/32 .................. 445 457,236
Cooper-Standard Automotive, Inc., 5.63%,
(5.63% Cash or 10.63% PIK), 05/15/27
(c) (d) (g)
415 401,895
Dana, Inc.
5.38% , 11/15/27 .................. 430 429,837
5.63% , 06/15/28 .................. 405 404,960
4.25% , 09/01/30 .................. 380 374,768
4.50% , 02/15/32 .................. 355 347,464
Denso Corp.
(d)
4.42% , 09/11/29 .................. 465 467,879
4.28% , 09/17/30 .................. 400 400,132
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(c) (d)
.................... 695 592,702
Forvia SE
(d)
8.00% , 06/15/30
(c)
................. 510 540,902
6.75% , 09/15/33 .................. 15 15,243
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(d)
820 863,185
Goodyear Tire & Rubber Co. (The)
4.88% , 03/15/27 .................. 684 679,344
7.00% , 03/15/28 .................. 235 242,465
5.00% , 07/15/29 .................. 870 827,751
6.63% , 07/15/30
(c)
................. 175 173,838
5.25% , 04/30/31 .................. 585 539,413
5.25% , 07/15/31
(c)
................. 620 563,810
5.63% , 04/30/33
(c)
................. 485 438,361

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Icahn Enterprises LP
5.25% , 05/15/27 .................. USD 1,295 $ 1,272,672
9.75% , 01/15/29 .................. 695 698,168
4.38% , 02/01/29 .................. 771 663,454
10.00% , 11/15/29
(d)
................ 800 803,045
9.00% , 06/15/30 .................. 820 789,076
IHO Verwaltungs GmbH
(d)(g)
6.37% , ( 6.37 % Cash or 7.13 % PIK),
05/15/29 ..................... 460 460,247
7.75% , ( 7.75 % Cash or 8.50 % PIK),
11/15/30 ..................... 440 456,200
8.00% , ( 8.00 % Cash or 8.75 % PIK),
11/15/32 ..................... 475 495,242
JB Poindexter & Co., Inc., 8.75%, 12/15/31
(d)
. 745 779,612
Lear Corp.
3.80% , 09/15/27 .................. 297 294,828
4.25% , 05/15/29 .................. 590 586,818
3.50% , 05/30/30 .................. 350 335,893
2.60% , 01/15/32 .................. 405 359,393
5.25% , 05/15/49
(c)
................. 700 636,093
3.55% , 01/15/52 .................. 370 252,871
Magna International, Inc.
5.05% , 03/14/29 .................. 610 625,367
2.45% , 06/15/30 .................. 920 847,173
5.50% , 03/21/33 .................. 230 239,221
5.88% , 06/01/35 .................. 55 58,011
Motherson Global Investments BV, 5.63%,
07/11/29
(e)
..................... 400 408,424
Nemak SAB de CV, 3.63%, 06/28/31
(e)
..... 400 348,759
Patrick Industries, Inc.
(d)
4.75% , 05/01/29 .................. 375 368,911
6.38% , 11/01/32 .................. 485 493,945
Phinia, Inc.
(d)
6.75% , 04/15/29 .................. 530 547,532
6.63% , 10/15/32 .................. 480 494,244
Real Hero Merger Sub 2, Inc., 6.25%,
02/01/29
(d)
..................... 629 366,240
Tenneco, Inc., 8.00%, 11/17/28
(d)
........ 1,875 1,870,818
ZF North America Capital, Inc.
(d)
6.88% , 04/14/28 .................. 630 633,719
7.13% , 04/14/30 .................. 485 472,962
6.75% , 04/23/30 .................. 800 758,847
7.50% , 03/24/31 .................. 880 839,518
6.88% , 04/23/32 .................. 695 633,535
42,625,108
Automobiles — 0.4%
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29
(d)
..................... 905 803,349
BMW Finance NV, 2.85%, 08/14/29
(d)
...... 1,180 1,121,864
BMW US Capital LLC
(d)
4.65% , 03/19/27 .................. 400 403,268
3.45% , 04/01/27
(c)
................. 915 907,898
4.90% , 04/02/27 .................. 635 642,565
3.30% , 04/06/27 .................. 490 484,996
4.15% , 08/11/27 .................. 140 140,249
4.60% , 08/13/27 .................. 600 605,358
4.75% , 03/21/28 .................. 600 608,700
3.75% , 04/12/28 .................. 815 808,373
5.05% , 08/11/28 .................. 945 967,627
3.95% , 08/14/28 .................. 405 403,236
4.90% , 04/02/29 .................. 945 964,228
3.63% , 04/18/29 .................. 455 445,979
4.65% , 08/13/29 .................. 560 567,562
5.05% , 03/21/30 .................. 370 379,886
Security
Par (000)
Par (000) Value
Automobiles (continued)
4.15% , 04/09/30 .................. USD 1,005 $ 997,981
4.50% , 08/11/30 .................. 485 486,895
2.55% , 04/01/31 .................. 748 679,175
1.95% , 08/12/31 .................. 600 522,179
4.85% , 08/13/31
(c)
................. 660 670,701
3.70% , 04/01/32 .................. 575 547,381
5.15% , 08/11/33
(c)
................. 725 744,023
5.15% , 04/02/34
(c)
................. 585 596,836
5.40% , 03/21/35
(c)
................. 320 331,072
5.20% , 08/11/35 .................. 425 429,544
Ford Motor Co.
4.35% , 12/08/26 .................. 1,309 1,304,229
6.63% , 10/01/28 .................. 580 614,608
9.63% , 04/22/30 .................. 375 435,605
7.45% , 07/16/31 .................. 1,108 1,223,385
3.25% , 02/12/32 .................. 2,345 2,043,521
6.10% , 08/19/32 .................. 1,650 1,694,780
4.75% , 01/15/43 .................. 1,651 1,330,263
7.40% , 11/01/46 .................. 442 480,351
5.29% , 12/08/46 .................. 1,339 1,132,387
Ford Otomotiv Sanayi A/S, 7.13%, 04/25/29
(e)
. 400 412,661
General Motors Co.
4.20% , 10/01/27 .................. 899 898,683
6.80% , 10/01/27 .................. 1,154 1,202,964
5.35% , 04/15/28 .................. 190 194,508
5.00% , 10/01/28 .................. 861 875,858
5.40% , 10/15/29 .................. 935 967,115
5.63% , 04/15/30 .................. 555 577,707
5.60% , 10/15/32 .................. 1,055 1,099,867
5.00% , 04/01/35 .................. 828 812,703
6.25% , 04/15/35 .................. 190 201,912
6.60% , 04/01/36 .................. 1,133 1,233,472
5.15% , 04/01/38 .................. 1,009 975,574
6.25% , 10/02/43 .................. 1,055 1,080,561
5.20% , 04/01/45 .................. 1,302 1,181,812
6.75% , 04/01/46 .................. 774 835,127
5.40% , 04/01/48
(c)
................. 780 717,192
5.95% , 04/01/49 .................. 955 941,130
Harley-Davidson, Inc., 4.63%, 07/28/45 .... 365 302,419
Honda Motor Co. Ltd.
2.53% , 03/10/27 .................. 1,170 1,145,908
4.44% , 07/08/28 .................. 950 956,198
4.69% , 07/08/30 .................. 950 959,137
2.97% , 03/10/32 .................. 638 582,942
5.34% , 07/08/35 .................. 825 846,811
Hyundai Capital America
(d)
3.50% , 11/02/26 .................. 837 830,275
5.25% , 01/08/27 .................. 1,070 1,081,280
3.00% , 02/10/27 .................. 410 403,407
5.30% , 03/19/27 .................. 755 765,063
4.85% , 03/25/27 .................. 500 503,618
4.88% , 06/23/27 .................. 245 247,205
5.28% , 06/24/27 .................. 675 685,278
4.30% , 09/24/27 .................. 755 755,045
2.38% , 10/15/27 .................. 1,190 1,148,291
4.88% , 11/01/27 .................. 570 576,262
5.00% , 01/07/28 .................. 290 294,061
1.80% , 01/10/28 .................. 1,008 956,143
5.60% , 03/30/28 .................. 950 976,162
2.00% , 06/15/28 .................. 1,210 1,140,352
4.90% , 06/23/28 .................. 475 481,488
5.68% , 06/26/28 .................. 850 876,978
2.10% , 09/15/28 .................. 785 737,603
4.25% , 09/18/28 .................. 675 673,464
6.10% , 09/21/28 .................. 985 1,030,242

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.30% , 01/08/29 .................. USD 1,000 $ 1,025,124
6.50% , 01/16/29 .................. 625 661,923
5.35% , 03/19/29 .................. 535 549,320
5.30% , 06/24/29 .................. 665 682,827
4.55% , 09/26/29 .................. 585 586,172
5.15% , 03/27/30 .................. 555 566,959
5.80% , 04/01/30 .................. 730 764,127
6.38% , 04/08/30 .................. 810 864,758
5.10% , 06/24/30 .................. 475 484,968
5.70% , 06/26/30 .................. 675 704,910
4.50% , 09/18/30 .................. 390 389,253
6.20% , 09/21/30 .................. 586 625,773
5.40% , 01/08/31 .................. 620 639,921
5.40% , 06/24/31 .................. 785 810,452
4.75% , 09/26/31 .................. 570 572,801
5.40% , 03/29/32 .................. 475 490,359
5.40% , 06/23/32 .................. 295 304,906
Jaguar Land Rover Automotive plc
(d)
4.50% , 10/01/27 .................. 505 497,668
5.88% , 01/15/28 .................. 560 560,687
5.50% , 07/15/29
(c)
................. 565 565,821
Kia Corp., 2.75%, 02/14/27
(e)
........... 400 392,318
Mercedes-Benz Finance North America LLC
4.80% , 11/13/26
(d)
................. 450 454,006
3.45% , 01/06/27
(d)
................. 360 357,396
4.80% , 01/11/27
(d)
................. 915 922,702
4.65% , 04/01/27
(d)
................. 300 302,376
4.75% , 08/01/27
(d)
................. 985 996,406
4.90% , 11/15/27
(d)
................. 875 889,283
5.25% , 11/29/27
(d)
................. 670 685,471
3.75% , 02/22/28
(d)
................. 970 962,562
4.80% , 03/30/28
(d)
................. 1,000 1,015,862
4.75% , 03/31/28
(d)
................. 300 304,369
5.10% , 08/03/28
(d)
................. 925 948,054
4.85% , 01/11/29
(d)
................. 965 983,891
4.30% , 02/22/29
(d)
................. 600 601,405
4.80% , 08/01/29
(d)
................. 780 795,060
3.10% , 08/15/29
(d)
................. 618 593,194
5.10% , 11/15/29
(d)
................. 540 556,985
2.63% , 03/10/30
(d)
................. 505 471,776
5.00% , 04/01/30
(c) (d)
................ 300 307,419
8.50% , 01/18/31 .................. 1,203 1,430,948
2.45% , 03/02/31
(d)
................. 180 162,240
5.05% , 08/03/33
(c) (d)
................ 780 797,134
5.00% , 01/11/34
(d)
................. 530 535,379
5.13% , 08/01/34
(d)
................. 560 569,855
5.45% , 04/01/35
(d)
................. 300 309,650
Nissan Motor Acceptance Co. LLC
(d)
5.30% , 09/13/27 .................. 715 712,747
2.75% , 03/09/28 .................. 684 641,018
2.45% , 09/15/28 .................. 495 452,691
7.05% , 09/15/28 .................. 870 900,135
5.63% , 09/29/28 .................. 195 194,930
5.55% , 09/13/29 .................. 400 396,564
6.13% , 09/30/30 .................. 860 852,407
Nissan Motor Co. Ltd.
(d)
4.35% , 09/17/27 .................. 2,370 2,320,370
7.50% , 07/17/30 .................. 785 818,494
4.81% , 09/17/30 .................. 2,363 2,212,414
7.75% , 07/17/32 .................. 555 586,281
8.13% , 07/17/35 .................. 1,010 1,074,078
PM General Purchaser LLC, 9.50%, 10/01/28
(d)
630 547,863
Stellantis Finance US, Inc.
(d)
1.71% , 01/29/27 .................. 575 555,253
5.63% , 01/12/28
(c)
................. 470 478,073
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.35% , 03/17/28 .................. USD 150 $ 151,944
2.69% , 09/15/31 .................. 1,065 927,423
6.38% , 09/12/32 .................. 460 482,232
6.45% , 03/18/35 .................. 700 726,365
Thor Industries, Inc., 4.00%, 10/15/29
(d)
.... 510 485,891
Toyota Motor Corp.
4.19% , 06/30/27 .................. 475 477,315
5.12% , 07/13/28 .................. 625 643,242
3.67% , 07/20/28 .................. 290 288,936
2.76% , 07/02/29 .................. 950 908,151
4.45% , 06/30/30 .................. 240 242,764
2.36% , 03/25/31 .................. 690 629,702
5.12% , 07/13/33 .................. 390 407,675
5.05% , 06/30/35
(c)
................. 400 411,557
Volkswagen Group of America Finance LLC
(d)
6.00% , 11/16/26 .................. 840 853,720
5.30% , 03/22/27 .................. 750 759,228
4.95% , 03/25/27 .................. 350 352,689
4.35% , 06/08/27 .................. 905 904,670
4.85% , 08/15/27 .................. 440 443,567
4.45% , 09/11/27 .................. 200 200,470
1.63% , 11/24/27 .................. 653 618,301
5.05% , 03/27/28 .................. 400 405,503
4.55% , 09/11/28 .................. 200 200,673
5.65% , 09/12/28 .................. 900 927,446
4.75% , 11/13/28 .................. 841 847,483
6.20% , 11/16/28 .................. 410 429,274
5.25% , 03/22/29
(c)
................. 500 510,566
4.60% , 06/08/29 .................. 745 746,962
4.95% , 08/15/29 .................. 935 945,660
5.35% , 03/27/30 .................. 400 410,539
3.75% , 05/13/30 .................. 655 631,495
4.85% , 09/11/30 .................. 200 201,461
6.45% , 11/16/30 .................. 570 611,910
5.65% , 03/25/32 .................. 400 413,902
5.90% , 09/12/33 .................. 520 542,437
5.60% , 03/22/34 .................. 545 558,994
5.80% , 03/27/35 .................. 245 252,080
Winnebago Industries, Inc., 6.25%, 07/15/28
(d)
208 207,547
120,882,094
Banks — 4.6%
ABN AMRO Bank NV
(d)
4.20% , 07/07/28 .................. 400 401,216
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.78%), 4.99% ,
12/03/28
(f)
.................... 500 506,994
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.47% ,
12/13/29
(f)
.................... 1,070 1,013,542
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.52% ,
12/03/35
(f)
.................... 485 503,050
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.32% ,
03/13/37
(f)
.................... 730 661,691
ABQ Finance Ltd., 4.95%, 03/25/30
(e)
...... 400 408,792
Abu Dhabi Commercial Bank PJSC
(e)
3.50% , 03/31/27 .................. 600 593,958
4.50% , 09/14/27 .................. 600 602,715
5.38% , 07/18/28 .................. 600 618,874
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(f) (h)
..................... 800 851,451
5.50% , 01/12/29 .................. 400 415,682

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.05%), 5.32% , 02/26/30
(f)
USD 400 $ 403,417
(1-day SOFR + 1.00%), 5.27% , 06/10/30
(f)
600 603,465
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.68%), 5.36% ,
03/10/35
(f)
.................... 400 407,721
Adib Capital Invest 3 Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.06%), 7.25%
(e) (f) (h)
............... 800 831,885
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28
(e)
... 400 417,410
AFFIN Bank Bhd., 5.11%, 06/04/30
(e)
...... 200 204,084
Agricultural Bank of China Ltd.
(e)
2.00% , 01/18/27 .................. 400 390,454
(SOFR Index + 0.63%), 4.87% , 01/24/27
(f)
. 600 601,069
2.25% , 03/01/27 .................. 200 195,541
(SOFR Index + 0.52%), 4.76% , 04/25/28
(f)
. 800 800,480
Ahli United Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.01%), 3.88%
(e) (f) (h)
............... 600 588,532
AIB Group plc
(d)(f)
(1-day SOFR + 2.33%), 6.61% , 09/13/29 . 565 599,183
(1-day SOFR + 1.65%), 5.32% , 05/15/31 . 200 205,966
(SOFR Index + 1.91%), 5.87% , 03/28/35 . 780 821,472
Ajman Senior Sukuk Ltd., 5.13%, 04/30/30
(e)
. 600 607,028
Akbank TAS
(e)
7.50% , 01/20/30 .................. 600 629,217
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.73%), 7.88% ,
09/04/35
(f)
.................... 400 407,954
Al Rajhi Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.89%),
6.38%
(e) (f) (h)
.................... 1,000 1,016,127
Al Rajhi Sukuk Ltd.
(e)
4.75% , 04/05/28 .................. 1,100 1,109,285
5.05% , 03/12/29 .................. 1,400 1,426,216
4.87% , 05/19/30 .................. 400 405,625
(6-Year USD Constant Maturity + 1.59%),
6.25%
(f) (h)
..................... 1,600 1,622,908
Alinma At1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.36%), 6.50%
(e) (f) (h)
............... 400 405,380
Alinma Sukuk Ltd., 4.94%, 07/15/30
(e)
..... 400 406,822
Alinma Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.20%), 6.50%
(e) (f) (h)
............... 1,000 1,012,038
AmBank M Bhd., 5.25%, 01/23/30
(e)
....... 200 205,735
ANZ Bank New Zealand Ltd.
(d)(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.70%), 5.55% ,
08/11/32 ..................... 470 478,596
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.90% ,
07/10/34 ..................... 490 508,501
ANZ New Zealand International Ltd.
(d)
3.45% , 07/17/27
(c)
................. 694 687,265
3.45% , 01/21/28 .................. 514 507,500
5.36% , 08/14/28 .................. 985 1,019,244
2.55% , 02/13/30 .................. 505 472,706
ASB Bank Ltd.
(d)
5.40% , 11/29/27 .................. 525 539,015
4.16% , 10/29/30
(c)
................. 400 398,438
(5-Year US Treasury Yield Curve Rate T
Note
Constant
Maturity + 2.25%), 5.28% ,
06/17/32
(f)
.................... 740 748,562
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(f)
................ 100 103,755
Security
Par (000)
Par (000) Value
Banks (continued)
Australia & New Zealand Banking Group Ltd.
4.42% , 12/16/26 .................. USD 585 $ 588,015
4.75% , 01/18/27 .................. 910 919,106
4.90% , 07/16/27 .................. 585 594,715
3.92% , 09/30/27 .................. 600 600,360
4.36% , 06/18/28 .................. 500 505,567
4.62% , 12/16/29 .................. 750 766,287
6.74% , 12/08/32
(d)
................. 1,120 1,238,772
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.62%), 5.73% ,
09/18/34
(d) (f)
................... 785 812,605
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.47%), 5.20% ,
09/30/35
(d) (f)
................... 1,255 1,267,786
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 2.57% ,
11/25/35
(d) (f)
.................... 1,705 1,526,785
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.82% ,
06/18/36
(d) (f)
................... 300 312,395
BAB Usd At1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.36%), 6.50%
(e) (f) (h)
............... 600 609,409
Banco Bilbao Vizcaya Argentaria SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.70%), 6.14% ,
09/14/28
(f)
.................... 545 563,267
5.38% , 03/13/29 .................. 1,030 1,065,248
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.88% ,
11/15/34
(f)
..................... 690 804,053
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 6.03% ,
03/13/35
(f)
.................... 795 846,085
Banco Bradesco SA
(c)(e)
4.38% , 03/18/27 .................. 400 399,430
6.50% , 01/22/30 .................. 1,000 1,053,167
Banco BTG Pactual SA
(e)
6.25% , 04/08/29 .................. 400 414,159
5.75% , 01/22/30
(c)
................. 600 612,442
Banco de Chile, 2.99%, 12/09/31
(e)
....... 400 364,718
Banco de Credito del Peru S.A.
5.85% , 01/11/29
(c) (e)
................ 400 417,729
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.24%), 5.80% ,
03/10/35
(e) (f)
................... 600 606,670
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.49%), 6.45% ,
07/30/35
(e) (f)
................... 800 829,057
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.96%), 5.65% ,
01/15/37
(d) (f)
................... 300 301,254
Banco de Credito e Inversiones SA
(e)
3.50% , 10/12/27 .................. 600 590,491
2.88% , 10/14/31 .................. 400 365,430
Banco do Brasil SA
(e)
4.88% , 01/11/29
(c)
................. 400 398,982
6.25% , 04/18/30 .................. 600 623,774
6.00% , 03/18/31
(c)
................. 800 828,137
Banco General SA, 4.13%, 08/07/27
(e)
..... 600 595,098
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa, 4.38%,
04/11/27
(c) (e)
.................... 600 600,647
Banco Macro SA, 8.00%, 06/23/29
(c) (e)
..... 600 606,785

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Nacional de Comercio Exterior SNC,
5.88%, 05/07/30
(e)
................ USD 400 $ 415,413
Banco Nacional de Panama, 2.50%, 08/11/30
(e)
800 705,457
Banco Santander Chile, 3.18%, 10/26/31
(e)
.. 500 467,317
Banco Santander Mexico SA, 5.62%,
12/10/29
(c) (e)
.................... 600 623,374
Banco Santander SA
4.25% , 04/11/27 .................. 1,540 1,540,989
5.29% , 08/18/27 .................. 855 870,379
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 6.53% ,
11/07/27
(f)
..................... 1,000 1,022,830
3.80% , 02/23/28 .................. 897 888,207
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.55% ,
03/14/28
(f)
.................... 1,315 1,336,207
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18% ,
03/24/28
(f)
.................... 985 983,388
4.38% , 04/12/28 .................. 1,165 1,168,107
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 5.37% ,
07/15/28
(f)
.................... 1,465 1,492,714
5.59% , 08/08/28 .................. 1,465 1,518,557
6.61% , 11/07/28 .................. 880 939,283
3.31% , 06/27/29 .................. 1,133 1,096,789
5.57% , 01/17/30 .................. 420 437,829
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.54% ,
03/14/30
(f)
.................... 1,100 1,137,723
3.49% , 05/28/30 .................. 1,300 1,249,070
4.55% , 11/06/30 .................. 600 600,325
2.75% , 12/03/30 .................. 1,270 1,152,343
2.96% , 03/25/31 .................. 700 648,366
5.44% , 07/15/31 .................. 1,470 1,541,477
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.23% ,
11/22/32
(f)
..................... 1,075 979,579
6.92% , 08/08/33 .................. 1,870 2,075,325
6.94% , 11/07/33 .................. 1,435 1,645,665
6.35% , 03/14/34 .................. 1,215 1,306,826
6.03% , 01/17/35 .................. 890 954,834
5.13% , 11/06/35 .................. 600 600,811
Banco Votorantim SA, 5.88%, 04/08/28
(e)
... 600 607,217
Bangkok Bank PCL
4.30% , 06/15/27
(e)
................. 800 799,726
4.45% , 09/19/28
(e)
................. 500 502,136
5.30% , 09/21/28
(c) (e)
................ 400 410,176
9.03% , 03/15/29
(d)
................. 435 490,652
5.50% , 09/21/33
(e)
................. 1,000 1,045,539
5.65% , 07/05/34
(e)
................. 800 845,482
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.73% ,
09/25/34
(e) (f)
................... 1,300 1,236,475
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.15%), 3.47% ,
09/23/36
(e) (f)
................... 1,200 1,094,419
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.78%), 6.06% ,
03/25/40
(e) (f)
................... 200 206,612
Bank KB Indonesia Tbk. PT, 5.66%, 10/30/27
(e)
200 200,839
Bank of America Corp.
3.25% , 10/21/27 .................. 2,303 2,272,832
Series L , 4.18% , 11/25/27 ............ 2,270 2,270,586
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.84%), 3.82% ,
01/20/28
(f)
.................... USD 2,052 $ 2,044,028
(1-day SOFR + 1.05%), 2.55% , 02/04/28
(f)
2,508 2,459,132
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28
(f)
.................... 2,519 2,502,514
(1-day SOFR + 1.58%), 4.38% , 04/27/28
(f)
2,045 2,051,067
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28
(f)
.................... 2,306 2,285,612
(1-day SOFR + 2.04%), 4.95% , 07/22/28
(f)
2,190 2,219,364
(1-day SOFR + 1.99%), 6.20% , 11/10/28
(f)
. 2,270 2,361,144
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28
(f)
.................... 5,925 5,835,735
Series FIX , (1-day SOFR + 0.83%), 4.98% ,
01/24/29
(f)
.................... 2,690 2,736,544
(3-mo. CME Term SOFR + 1.33%), 3.97% ,
03/05/29
(f)
.................... 2,561 2,548,843
(1-day SOFR + 1.63%), 5.20% , 04/25/29
(f)
3,675 3,763,418
(1-day SOFR + 1.11%), 4.62% , 05/09/29
(f)
. 2,575 2,604,185
(1-day SOFR + 1.06%), 2.09% , 06/14/29
(f)
2,078 1,973,156
(3-mo. CME Term SOFR + 1.57%), 4.27% ,
07/23/29
(f)
.................... 3,182 3,194,052
(1-day SOFR + 1.57%), 5.82% , 09/15/29
(f)
1,825 1,905,514
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30
(f)
.................... 2,951 2,930,702
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30
(f)
.................... 2,493 2,404,139
(3-mo. CME Term SOFR + 1.45%), 2.88% ,
10/22/30
(f)
.................... 1,702 1,616,500
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31
(f)
.................... 3,335 3,442,971
(3-mo. CME Term SOFR + 1.25%), 2.50% ,
02/13/31
(f)
.................... 3,383 3,139,576
(1-day SOFR + 2.15%), 2.59% , 04/29/31
(f)
3,183 2,959,476
(1-day SOFR + 1.53%), 1.90% , 07/23/31
(f)
2,727 2,443,849
(1-day SOFR + 1.37%), 1.92% , 10/24/31
(f)
2,755 2,457,157
Series N , (1-day SOFR + 1.22%), 2.65% ,
03/11/32
(f)
..................... 2,102 1,921,755
(1-day SOFR + 1.32%), 2.69% , 04/22/32
(f)
4,135 3,779,139
(1-day SOFR + 1.22%), 2.30% , 07/21/32
(f)
3,485 3,100,465
(1-day SOFR + 1.21%), 2.57% , 10/20/32
(f)
3,278 2,948,240
(1-day SOFR + 1.33%), 2.97% , 02/04/33
(f)
3,750 3,419,198
(1-day SOFR + 1.83%), 4.57% , 04/27/33
(f)
3,733 3,727,491
(1-day SOFR + 2.16%), 5.02% , 07/22/33
(f)
4,835 4,950,145
(1-day SOFR + 1.91%), 5.29% , 04/25/34
(f)
4,485 4,638,883
(1-day SOFR + 1.84%), 5.87% , 09/15/34
(f)
3,620 3,879,833
(1-day SOFR + 1.65%), 5.47% , 01/23/35
(f)
4,845 5,062,425
(1-day SOFR + 1.91%), 5.43% , 08/15/35
(f)
2,670 2,726,226
(1-day SOFR + 1.74%), 5.52% , 10/25/35
(f)
2,995 3,072,966
(1-day SOFR + 1.31%), 5.51% , 01/24/36
(f)
3,500 3,662,655
(1-day SOFR + 1.70%), 5.74% , 02/12/36
(f)
2,330 2,424,800
(1-day SOFR + 1.64%), 5.46% , 05/09/36
(f)
2,250 2,352,872
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.48% ,
09/21/36
(f)
.................... 2,029 1,767,613
6.11% , 01/29/37 .................. 1,917 2,067,471
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 3.85% ,
03/08/37
(f)
.................... 2,065 1,937,237
(3-mo. CME Term SOFR + 2.08%), 4.24% ,
04/24/38
(f)
.................... 2,042 1,910,689
7.75% , 05/14/38 .................. 1,530 1,872,478
(3-mo. CME Term SOFR + 1.58%), 4.08% ,
04/23/40
(f)
.................... 1,673 1,500,032
(1-day SOFR + 1.93%), 2.68% , 06/19/41
(f)
4,907 3,640,150
5.88% , 02/07/42 .................. 1,674 1,796,501

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.58%), 3.31% , 04/22/42
(f)
USD 3,446 $ 2,745,155
5.00% , 01/21/44 .................. 2,205 2,160,595
4.88% , 04/01/44 .................. 590 565,322
Series L , 4.75% , 04/21/45 ............ 623 566,357
(3-mo. CME Term SOFR + 2.25%), 4.44% ,
01/20/48
(f)
.................... 2,114 1,860,015
(3-mo. CME Term SOFR + 1.45%), 3.95% ,
01/23/49
(f)
.................... 1,303 1,056,716
(3-mo. CME Term SOFR + 1.78%), 4.33% ,
03/15/50
(f)
.................... 2,801 2,390,573
(3-mo. CME Term SOFR + 3.41%), 4.08% ,
03/20/51
(f)
.................... 5,327 4,351,377
(1-day SOFR + 1.88%), 2.83% , 10/24/51
(f)
1,290 835,736
Series N , (1-day SOFR + 1.65%), 3.48% ,
03/13/52
(f)
.................... 1,225 906,346
(1-day SOFR + 1.56%), 2.97% , 07/21/52
(f)
2,239 1,492,067
Bank of America NA, 6.00%, 10/15/36 ..... 1,305 1,416,076
Bank of China Ltd.
(e)
3.50% , 04/20/27 .................. 200 198,615
(SOFR Index + 0.50%), 4.76% , 06/14/27
(f)
. 800 800,676
(SOFR Index + 0.55%), 4.81% , 06/26/27
(f)
. 400 400,391
(SOFR Index + 0.59%), 4.85% , 09/30/27
(f)
. 200 200,467
(SOFR Index + 0.50%), 4.77% , 03/04/28
(f)
. 200 200,209
(SOFR Index + 0.50%), 4.76% , 03/19/28
(f)
. 600 600,665
(SOFR Index + 0.50%), 4.76% , 03/24/28
(f)
. 200 200,131
3.63% , 04/17/29 .................. 400 395,083
Bank of Communications Co. Ltd., (SOFR Index
+ 0.55%), 4.84%, 08/01/27
(e) (f)
......... 800 801,093
Bank of East Asia Ltd. (The)
(e)(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 4.88% ,
04/22/32 ..................... 500 500,209
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 6.75% ,
06/27/34 ..................... 500 526,063
Bank of Ireland Group plc, (1-day SOFR +
1.62%), 5.60%, 03/20/30
(d) (f)
.......... 640 663,232
Bank of Montreal
5.27% , 12/11/26 .................. 1,120 1,134,458
2.65% , 03/08/27 .................. 875 859,716
5.37% , 06/04/27 .................. 910 929,811
Series H , 4.70% , 09/14/27 ........... 1,325 1,340,852
5.20% , 02/01/28 .................. 1,275 1,305,732
(SOFR Index + 0.75%), 4.06% , 09/22/28
(f)
. 1,025 1,023,447
5.72% , 09/25/28 .................. 1,355 1,414,276
(SOFR Index + 0.67%), 5.00% , 01/27/29
(f)
. 685 697,749
(1-day SOFR + 1.25%), 4.64% , 09/10/30
(f)
570 576,538
5.51% , 06/04/31 .................. 1,040 1,094,686
(SOFR Index + 1.08%), 4.35% , 09/22/31
(f)
. 825 822,122
(5-Year USD Swap Semi + 1.43%), 3.80% ,
12/15/32
(f)
.................... 741 728,156
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 3.09% ,
01/10/37
(f)
.................... 885 790,599
Bank of New Zealand
(d)
2.29% , 01/27/27 .................. 530 519,033
4.85% , 02/07/28 .................. 500 508,529
5.08% , 01/30/29 .................. 730 750,649
Bank of Nova Scotia (The)
5.35% , 12/07/26 .................. 1,095 1,109,921
1.95% , 02/02/27 .................. 855 834,078
2.95% , 03/11/27 .................. 759 748,459
5.40% , 06/04/27 .................. 950 970,617
5.25% , 06/12/28 .................. 820 844,572
(1-day SOFR + 1.00%), 4.40% , 09/08/28
(f)
465 467,476
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 0.76%), 4.04% , 09/15/28
(f)
USD 835 $ 833,291
(1-day SOFR + 0.89%), 4.93% , 02/14/29
(f)
935 950,420
5.45% , 08/01/29 .................. 585 609,190
4.85% , 02/01/30 .................. 1,600 1,635,367
(1-day SOFR + 1.07%), 5.13% , 02/14/31
(f)
625 642,005
2.15% , 08/01/31 .................. 1,400 1,241,208
(1-day SOFR + 1.09%), 4.34% , 09/15/31
(f)
475 472,221
2.45% , 02/02/32 .................. 870 774,169
(1-day SOFR + 1.44%), 4.74% , 11/10/32
(f)
. 670 677,360
5.65% , 02/01/34 .................. 775 824,260
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.59% ,
05/04/37
(f)
.................... 845 821,416
Bank of the Philippine Islands
(e)
5.25% , 03/26/29 .................. 400 413,183
5.00% , 04/07/30 .................. 400 412,094
5.63% , 04/07/35 .................. 200 211,820
BankUnited, Inc., 5.13%, 06/11/30 ....... 305 304,020
Banque Federative du Credit Mutuel SA
(d)
5.09% , 01/23/27 .................. 965 975,230
4.75% , 07/13/27 .................. 550 555,287
5.19% , 02/16/28 .................. 845 862,654
5.79% , 07/13/28 .................. 795 826,026
4.59% , 10/16/28 .................. 400 403,606
5.54% , 01/22/30 .................. 455 473,799
Banque Saudi Fransi, (6-Year USD Constant
Maturity + 2.52%), 6.38%
(e) (f) (h)
......... 600 602,426
Barclays plc
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 2.28% ,
11/24/27
(f)
..................... 1,620 1,587,007
4.34% , 01/10/28 .................. 2,159 2,159,745
(1-day SOFR + 1.49%), 5.67% , 03/12/28
(f)
840 855,298
4.84% , 05/09/28 .................. 2,038 2,047,780
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 5.50% ,
08/09/28
(f)
.................... 1,695 1,729,273
(1-day SOFR + 1.34%), 4.84% , 09/10/28
(f)
765 772,732
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39% ,
11/02/28
(f)
..................... 1,160 1,228,019
(1-day SOFR + 0.96%), 5.09% , 02/25/29
(f)
1,190 1,210,074
(3-mo. SOFR USD + 2.16%), 4.97% ,
05/16/29
(f)
.................... 1,615 1,638,354
(1-day SOFR + 2.22%), 6.49% , 09/13/29
(f)
965 1,019,224
(1-day SOFR + 1.08%), 4.48% , 11/11/29
(f)
. 1,410 1,412,441
(1-day SOFR + 1.74%), 5.69% , 03/12/30
(f)
1,930 2,004,003
(3-mo. SOFR USD + 3.31%), 5.09% ,
06/20/30
(f)
.................... 1,625 1,647,365
(1-day SOFR + 1.56%), 4.94% , 09/10/30
(f)
1,340 1,361,300
(1-day SOFR + 1.23%), 5.37% , 02/25/31
(f)
1,500 1,546,012
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 2.65% ,
06/24/31
(f)
.................... 728 670,617
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.67% ,
03/10/32
(f)
.................... 955 865,609
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 2.89% ,
11/24/32
(f)
..................... 1,240 1,121,023
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75% ,
08/09/33
(f)
.................... 905 951,576

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.50%), 7.44% ,
11/02/33
(f)
..................... USD 1,795 $ 2,058,647
(1-day SOFR + 2.98%), 6.22% , 05/09/34
(f)
1,775 1,910,444
(1-day SOFR + 3.57%), 7.12% , 06/27/34
(f)
1,325 1,481,986
(1-day SOFR + 2.62%), 6.69% , 09/13/34
(f)
1,380 1,525,410
(1-day SOFR + 1.91%), 5.34% , 09/10/35
(f)
2,010 2,036,023
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.90%), 3.56% ,
09/23/35
(f)
.................... 1,160 1,087,424
(1-day SOFR + 1.59%), 5.79% , 02/25/36
(f)
1,780 1,861,124
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.81% ,
03/10/42
(f)
.................... 582 469,264
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 3.33% ,
11/24/42
(f)
..................... 1,145 892,372
5.25% , 08/17/45 .................. 1,680 1,626,700
(1-day SOFR + 1.83%), 5.86% , 08/11/46
(f)
. 1,065 1,103,384
4.95% , 01/10/47 .................. 1,672 1,544,976
(1-day SOFR + 2.42%), 6.04% , 03/12/55
(f)
665 706,486
BBG Sukuk Ltd., 4.56%, 10/09/29
(e)
....... 800 804,372
BBK BSC, 6.88%, 06/06/29
(e)
........... 400 411,873
BBVA Mexico SA, 5.25%, 09/10/29
(c) (e)
..... 800 824,397
BNP Paribas SA
(d)
4.63% , 03/13/27 .................. 940 940,145
3.50% , 11/16/27 .................. 700 689,585
(1-day SOFR + 1.23%), 2.59% , 01/20/28
(f)
625 611,998
4.40% , 08/14/28 .................. 1,900 1,902,573
(1-day SOFR + 1.61%), 1.90% , 09/30/28
(f)
1,920 1,833,899
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.13% ,
01/13/29
(f)
.................... 2,560 2,605,148
(1-day SOFR + 1.45%), 4.79% , 05/09/29
(f)
1,000 1,008,687
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.34% ,
06/12/29
(f)
.................... 1,090 1,117,966
(1-day SOFR + 1.22%), 2.16% , 09/15/29
(f)
1,370 1,285,386
(1-day SOFR + 1.52%), 5.18% , 01/09/30
(f)
2,320 2,375,203
(3-mo. CME Term SOFR + 2.83%), 5.20% ,
01/10/30
(f)
.................... 1,338 1,367,278
(1-day SOFR + 1.59%), 5.50% , 05/20/30
(f)
1,005 1,038,006
(1-day SOFR + 1.28%), 5.28% , 11/19/30
(f)
. 1,200 1,231,381
(1-day SOFR + 1.51%), 3.05% , 01/13/31
(f)
2,265 2,130,863
(1-day SOFR + 1.68%), 5.09% , 05/09/31
(f)
670 681,515
(3-mo. CME Term SOFR + 1.39%), 2.87% ,
04/19/32
(f)
.................... 1,708 1,551,074
(1-day SOFR + 1.62%), 5.79% , 01/13/33
(f)
2,215 2,315,425
(1-day SOFR + 1.56%), 3.13% , 01/20/33
(f)
1,343 1,217,333
(5-Year USD Swap Semi + 1.48%), 4.38% ,
03/01/33
(f)
.................... 1,273 1,258,687
(1-day SOFR + 1.87%), 5.89% , 12/05/34
(f)
2,055 2,188,218
(1-day SOFR + 1.88%), 5.74% , 02/20/35
(c) (f)
1,015 1,065,080
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 2.59% ,
08/12/35
(f)
.................... 1,540 1,378,757
(1-day SOFR + 1.92%), 5.91% , 11/19/35
(f)
. 1,650 1,714,311
2.82% , 01/26/41 .................. 785 562,306
BOS Funding Ltd.
(e)
7.00% , 03/14/28 .................. 400 417,512
5.25% , 09/12/29 .................. 600 604,009
Boubyan Sukuk Ltd.
(e)
3.39% , 03/29/27 .................. 400 394,526
4.97% , 06/04/30 .................. 600 613,952
Security
Par (000)
Par (000) Value
Banks (continued)
Boubyan Tier 1 Sukuk Ltd., (5-Year USD Swap
Semi + 2.90%), 3.95%
(e) (f) (h)
.......... USD 400 $ 390,729
BPCE SA
3.38% , 12/02/26 .................. 736 730,155
5.20% , 01/18/27
(c) (d)
................ 630 637,734
4.75% , 07/19/27
(d)
................. 1,015 1,025,022
3.50% , 10/23/27
(d)
................. 665 654,346
3.25% , 01/11/28
(d)
................. 1,140 1,117,432
5.13% , 01/18/28
(d)
................. 770 784,278
4.63% , 09/12/28
(d)
................. 571 574,467
5.28% , 05/30/29
(d)
................. 900 926,680
2.70% , 10/01/29
(d)
................. 1,176 1,105,254
(1-day SOFR + 2.27%), 6.71% , 10/19/29
(d) (f)
1,120 1,188,262
(1-day SOFR + 1.96%), 5.72% , 01/18/30
(d) (f)
935 966,635
(1-day SOFR + 1.68%), 5.88% , 01/14/31
(d) (f)
315 328,886
(1-day SOFR + 1.58%), 5.39% , 05/28/31
(d) (f)
1,000 1,024,532
(1-day SOFR + 1.31%), 2.28% , 01/20/32
(d) (f)
885 780,548
(1-day SOFR + 1.73%), 3.12% , 10/19/32
(d) (f)
1,000 888,505
(1-day SOFR + 2.87%), 5.75% , 07/19/33
(d) (f)
505 525,765
(1-day SOFR + 2.59%), 7.00% , 10/19/34
(d) (f)
930 1,037,267
(1-day SOFR + 2.79%), 6.51% , 01/18/35
(d) (f)
735 781,452
(1-day SOFR + 1.85%), 5.94% , 05/30/35
(d) (f)
930 975,165
(1-day SOFR + 2.04%), 6.29% , 01/14/36
(d) (f)
1,375 1,474,822
(1-day SOFR + 1.96%), 6.03% , 05/28/36
(d) (f)
1,000 1,053,436
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.65% ,
01/14/37
(d) (f)
................... 1,195 1,082,463
(1-day SOFR + 1.95%), 3.58% , 10/19/42
(d) (f)
830 618,733
(1-day SOFR + 2.61%), 6.92% , 01/14/46
(d) (f)
770 825,636
BSF Finance, 5.50%, 11/23/27
(e)
......... 600 612,804
BSF Sukuk Co. Ltd.
(e)
4.75% , 05/31/28 .................. 800 805,362
5.00% , 01/25/29 .................. 600 609,731
5.38% , 01/21/30 .................. 800 825,508
Burgan Bank SAK, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.23%), 2.75%, 12/15/31
(e) (f)
.......... 400 389,196
CaixaBank SA
(d)(f)
(1-day SOFR + 2.70%), 6.21% , 01/18/29 . 745 774,377
(1-day SOFR + 1.14%), 4.63% , 07/03/29 . 600 604,259
(SOFR Index + 1.78%), 5.67% , 03/15/30 . 795 825,434
(1-day SOFR + 1.36%), 4.89% , 07/03/31 . 600 606,767
(1-day SOFR + 2.77%), 6.84% , 09/13/34 . 620 690,927
(1-day SOFR + 2.26%), 6.04% , 06/15/35 . 630 670,323
(1-day SOFR + 1.79%), 5.58% , 07/03/36 . 600 616,664
Canadian Imperial Bank of Commerce
3.45% , 04/07/27 .................. 770 764,659
5.24% , 06/28/27 .................. 1,340 1,365,702
(1-day SOFR + 0.72%), 4.86% , 01/13/28
(f)
685 690,489
5.00% , 04/28/28 .................. 985 1,006,256
(SOFR Index + 0.60%), 4.24% , 09/08/28
(f)
. 430 430,435
5.99% , 10/03/28 .................. 920 966,590
(1-day SOFR + 1.03%), 4.86% , 03/30/29
(f)
715 725,821
5.26% , 04/08/29 .................. 930 961,401
(1-day SOFR + 1.34%), 4.63% , 09/11/30
(f)
. 725 732,947
(1-day SOFR + 1.11%), 5.25% , 01/13/31
(f)
. 445 459,417
(SOFR Index + 1.17%), 4.58% , 09/08/31
(f)
. 960 963,195
3.60% , 04/07/32 .................. 1,140 1,082,894
6.09% , 10/03/33 .................. 1,050 1,142,331
Capital One NA
4.65% , 09/13/28 .................. 809 818,066
2.70% , 02/06/30 .................. 550 515,010
CBQ Finance Ltd., 5.38%, 03/28/29
(e)
...... 800 824,340

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
China CITIC Bank International Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.65%), 6.00%, 12/05/33
(e) (f)
... USD 500 $ 522,244
China Construction Bank Corp.
(e)(f)
(SOFR Index + 0.55%), 4.80% , 07/16/27 . 800 800,968
(SOFR Index + 0.52%), 4.79% , 05/28/28 . 600 600,890
(SOFR Index + 0.50%), 4.77% , 09/11/28 . 200 200,275
(SOFR Index + 0.60%), 4.87% , 05/28/30 . 400 401,020
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 2.85% ,
01/21/32 ..................... 3,400 3,341,253
CIMB Bank Bhd., 2.13%, 07/20/27
(e)
...... 400 386,973
Citibank NA
5.49% , 12/04/26 .................. 1,855 1,882,129
4.58% , 05/29/27 .................. 1,945 1,962,214
(1-day SOFR + 0.71%), 4.88% , 11/19/27
(f)
. 2,015 2,029,099
5.80% , 09/29/28 .................. 1,800 1,886,071
4.84% , 08/06/29 .................. 1,995 2,042,004
4.91% , 05/29/30 .................. 2,665 2,740,952
5.57% , 04/30/34 .................. 1,025 1,086,953
Citigroup, Inc.
4.30% , 11/20/26 .................. 1,253 1,254,356
4.45% , 09/29/27 .................. 2,441 2,448,367
(3-mo. CME Term SOFR + 1.82%), 3.89% ,
01/10/28
(f)
.................... 2,194 2,185,447
6.63% , 01/15/28 .................. 1,086 1,147,933
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(f)
3,250 3,204,425
(1-day SOFR + 1.14%), 4.64% , 05/07/28
(f)
2,295 2,309,742
(1-day SOFR + 1.89%), 4.66% , 05/24/28
(f)
1,475 1,485,394
(3-mo. CME Term SOFR + 1.65%), 3.67% ,
07/24/28
(f)
.................... 2,281 2,261,184
4.13% , 07/25/28 .................. 1,490 1,488,241
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28
(f)
.................... 2,628 2,594,488
(1-day SOFR + 0.87%), 4.79% , 03/04/29
(f)
2,405 2,436,061
(3-mo. CME Term SOFR + 1.45%), 4.08% ,
04/23/29
(f)
.................... 1,864 1,859,402
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(f)
2,500 2,565,509
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(f)
.................... 2,215 2,189,807
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(f)
2,520 2,534,614
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(f)
. 1,754 1,663,338
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(f)
2,165 2,018,203
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(f)
3,493 3,488,382
(1-day SOFR + 1.46%), 4.95% , 05/07/31
(f)
2,145 2,187,761
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(f)
. 3,685 3,397,638
(1-day SOFR + 1.17%), 4.50% , 09/11/31
(f)
. 1,695 1,697,141
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(f)
2,594 2,341,070
6.63% , 06/15/32 .................. 1,384 1,535,285
(1-day SOFR + 1.18%), 2.52% , 11/03/32
(f)
. 2,115 1,881,565
(1-day SOFR + 1.35%), 3.06% , 01/25/33
(f)
2,821 2,575,347
5.88% , 02/22/33 .................. 681 725,862
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(f)
3,220 3,062,813
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(f)
2,130 2,155,007
6.00% , 10/31/33 .................. 915 983,667
(1-day SOFR + 2.34%), 6.27% , 11/17/33
(f)
. 2,655 2,897,445
(1-day SOFR + 2.66%), 6.17% , 05/25/34
(f)
2,835 3,010,961
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.28%), 5.59% ,
11/19/34
(f)
..................... 795 813,566
(1-day SOFR + 2.06%), 5.83% , 02/13/35
(f)
2,585 2,685,601
(1-day SOFR + 1.45%), 5.45% , 06/11/35
(f)
. 2,580 2,676,962
(1-day SOFR + 1.83%), 6.02% , 01/24/36
(f)
2,630 2,752,143
(1-day SOFR + 1.47%), 5.33% , 03/27/36
(f)
2,200 2,252,784
6.13% , 08/25/36 .................. 680 722,840
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.49%), 5.17% , 09/11/36
(f)
. USD 2,970 $ 3,007,875
(3-mo. CME Term SOFR + 1.43%), 3.88% ,
01/24/39
(f)
.................... 1,252 1,106,024
8.13% , 07/15/39 .................. 1,927 2,468,650
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.73%), 5.41% ,
09/19/39
(f)
.................... 905 908,245
(1-day SOFR + 4.55%), 5.32% , 03/26/41
(f)
1,416 1,413,430
5.88% , 01/30/42 .................. 1,174 1,244,517
(1-day SOFR + 1.38%), 2.90% , 11/03/42
(f)
. 1,397 1,031,476
6.68% , 09/13/43 .................. 1,040 1,176,164
5.30% , 05/06/44 .................. 1,010 983,864
4.65% , 07/30/45 .................. 1,061 961,272
4.75% , 05/18/46 .................. 1,955 1,740,867
(3-mo. CME Term SOFR + 2.10%), 4.28% ,
04/24/48
(f)
.................... 1,126 956,063
4.65% , 07/23/48 .................. 2,536 2,262,599
(1-day SOFR + 1.75%), 5.61% , 03/04/56
(f)
1,355 1,375,825
Citizens Bank NA, (1-day SOFR + 2.00%),
4.58%, 08/09/28
(f)
................ 520 522,867
Citizens Financial Group, Inc.
(1-day SOFR + 2.01%), 5.84% , 01/23/30
(f)
945 982,192
2.50% , 02/06/30 .................. 780 717,044
3.25% , 04/30/30 .................. 220 208,394
(1-day SOFR + 1.26%), 5.25% , 03/05/31
(f)
715 730,423
(1-day SOFR + 1.91%), 5.72% , 07/23/32
(f)
910 949,066
2.64% , 09/30/32 .................. 550 470,469
(1-day SOFR + 2.33%), 6.65% , 04/25/35
(f)
660 723,031
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 5.64% ,
05/21/37
(f)
.................... 385 389,185
Comerica Bank, (1-day SOFR + 2.61%), 5.33%,
08/25/33
(f)
..................... 320 321,816
Comerica, Inc.
4.00% , 02/01/29 .................. 420 415,456
(1-day SOFR + 2.16%), 5.98% , 01/30/30
(f)
900 936,199
Commercial Bank of Dubai PSC
(e)
5.32% , 06/14/28 .................. 800 820,779
4.86% , 10/10/29 .................. 400 407,510
Commonwealth Bank of Australia
4.58% , 11/27/26 .................. 1,030 1,037,172
2.55% , 03/14/27
(d)
................. 836 821,139
3.15% , 09/19/27
(d)
................. 670 661,329
4.42% , 03/14/28 .................. 540 546,467
3.90% , 03/16/28
(d)
................. 765 764,762
4.61% , 03/14/30
(c) (d)
................ 190 194,349
4.15% , 10/01/30 .................. 570 571,400
2.69% , 03/11/31
(d)
................. 1,465 1,328,721
1.88% , 09/15/31
(c) (d)
................ 770 681,555
3.78% , 03/14/32
(d)
................. 1,145 1,088,754
5.84% , 03/13/34
(d)
................. 980 1,035,984
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 3.61% ,
09/12/34
(d) (f)
................... 1,345 1,294,896
3.74% , 09/12/39
(d)
................. 1,754 1,472,979
3.31% , 03/11/41
(d)
................. 1,220 942,078
4.32% , 01/10/48
(d)
................. 1,130 940,397
Cooperatieve Rabobank UA
5.04% , 03/05/27 .................. 755 766,154
4.37% , 05/27/27 .................. 500 503,764
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.73%), 1.98% ,
12/15/27
(d) (f)
................... 1,248 1,217,368
4.88% , 01/21/28 .................. 180 183,859

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.22%), 3.65% ,
04/06/28
(d) (f)
................... USD 980 $ 973,206
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.66% ,
08/22/28
(d) (f)
................... 970 977,797
3.96% , 10/17/28 .................. 500 500,273
4.80% , 01/09/29 .................. 390 398,910
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 5.56% ,
02/28/29
(d) (f)
................... 1,255 1,291,695
4.49% , 10/17/29 .................. 660 671,078
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.12%), 5.45% ,
03/05/30
(c) (d) (f)
.................. 735 760,435
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.92%), 4.99% ,
05/27/31
(d) (f)
................... 500 510,364
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 5.71% ,
01/21/33
(d) (f)
................... 750 791,024
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.42%), 3.76% ,
04/06/33
(d) (f)
................... 370 351,711
5.25% , 05/24/41 .................. 1,097 1,107,597
5.75% , 12/01/43 .................. 1,461 1,498,486
5.25% , 08/04/45 .................. 1,086 1,042,445
Credit Agricole SA
(d)
4.13% , 01/10/27 .................. 1,110 1,108,395
2.02% , 01/11/27 .................. 1,100 1,073,905
5.13% , 03/11/27 .................. 640 649,262
5.30% , 07/12/28 .................. 1,370 1,408,384
(1-day SOFR + 1.21%), 4.63% , 09/11/28
(f)
. 1,125 1,131,222
(1-day SOFR + 1.13%), 5.23% , 01/09/29
(f)
585 595,500
(1-day SOFR + 1.86%), 6.32% , 10/03/29
(f)
1,165 1,225,628
(1-day SOFR + 1.69%), 5.34% , 01/10/30
(f)
1,265 1,301,251
3.25% , 01/14/30 .................. 1,223 1,155,480
(1-day SOFR + 1.46%), 5.22% , 05/27/31
(f)
500 512,876
(5-Year USD Swap Semi + 1.64%), 4.00% ,
01/10/33
(f)
.................... 1,175 1,155,971
5.51% , 07/05/33 .................. 625 658,466
(1-day SOFR + 1.36%), 4.82% , 09/25/33
(f)
1,000 993,647
5.37% , 03/11/34
(c)
................. 980 1,023,226
(1-day SOFR + 2.67%), 6.25% , 01/10/35
(f)
1,340 1,413,698
(1-day SOFR + 1.74%), 5.86% , 01/09/36
(f)
1,435 1,513,418
2.81% , 01/11/41 .................. 1,435 1,010,464
Dah Sing Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.95%), 3.00%, 11/02/31
(e) (f)
.......... 250 245,336
Danske Bank A/S
(d)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 5.43% ,
03/01/28
(f)
.................... 1,035 1,051,806
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.30% ,
04/01/28
(f)
.................... 1,155 1,155,931
4.38% , 06/12/28 .................. 355 356,737
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 5.71% ,
03/01/30
(f)
.................... 1,305 1,356,739
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 4.61% ,
10/02/30
(f)
.................... 885 890,258
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.93%), 5.02% ,
03/04/31
(f)
.................... USD 610 $ 621,700
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 4.42% ,
09/12/31
(c) (f)
................... 400 397,751
DBS Group Holdings Ltd., 1.19%, 03/15/27
(d)
. 55 53,013
Deutsche Bank AG, New York, 3.90%,
07/12/47
(d)
..................... 1,485 1,234,327
Development Bank of Kazakhstan JSC, 5.50%,
04/15/27
(e)
..................... 600 607,609
DIB Sukuk Ltd.
(e)
2.74% , 02/16/27 .................. 200 195,954
5.49% , 11/30/27 .................. 1,400 1,433,354
4.80% , 08/16/28 .................. 1,000 1,011,936
5.24% , 03/04/29 .................. 1,000 1,025,364
DIB Tier 1 Sukuk 4 Ltd., (6-Year USD Constant
Maturity + 4.08%), 4.63%
(e) (f) (h)
......... 1,000 990,727
DIB Tier 1 Sukuk 5 Ltd., (6-Year USD Constant
Maturity + 2.25%), 3.38%
(e) (f) (h)
......... 400 388,927
DIB Tier 1 Sukuk 6 Ltd., (6-Year USD Constant
Maturity + 1.33%), 5.25%
(e) (f) (h)
......... 200 197,704
DNB Bank ASA
(d)(f)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.68%), 1.61% ,
03/30/28 ..................... 370 357,174
(1-day SOFR + 1.05%), 4.85% , 11/05/30 . 880 897,292
(1-day SOFR + 1.05%), 4.38% , 11/04/31 . 600 596,991
Doha Finance Ltd.
(e)
5.25% , 03/12/29 .................. 600 613,598
5.25% , 03/05/30 .................. 600 614,769
Dukhan Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.08%), 3.95%
(e) (f) (h)
............... 400 392,400
Ecobank Transnational, Inc., 10.13%,
10/15/29
(e)
..................... 600 653,647
EI Sukuk Co. Ltd.
(e)
2.08% , 11/02/26 .................. 200 195,410
5.43% , 05/28/29 .................. 800 824,701
5.06% , 03/25/30 .................. 800 816,656
Emirates NBD Bank PJSC
(e)
(6-Year USD Constant Maturity + 3.16%),
4.25%
(f) (h)
..................... 800 780,605
5.63% , 10/21/27 .................. 600 617,728
5.88% , 10/11/28 .................. 800 838,779
(1-day SOFR + 1.40%), 5.64% , 01/31/29
(f)
600 611,074
5.14% , 11/26/29 .................. 200 206,674
(1-day SOFR + 1.10%), 5.34% , 01/22/30
(f)
600 604,666
(6-Year USD Constant Maturity + 1.84%),
6.25%
(f) (h)
..................... 1,000 1,019,435
Fab Sukuk Co. Ltd.
(e)
2.59% , 03/02/27 .................. 400 391,587
4.58% , 01/17/28 .................. 400 403,968
4.78% , 01/23/29 .................. 800 815,806
5.15% , 01/16/30 .................. 400 414,148
Federation des Caisses Desjardins du
Quebec
(d)
4.55% , 08/23/27 .................. 700 706,720
5.70% , 03/14/28 .................. 820 849,691
5.25% , 04/26/29 .................. 1,015 1,050,365
4.57% , 08/26/30 .................. 265 266,416
Fifth Third Bancorp
2.55% , 05/05/27 .................. 607 593,012
(1-day SOFR + 0.69%), 1.71% , 11/01/27
(f)
. 580 565,116
3.95% , 03/14/28 .................. 783 778,765

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.36%), 4.06% , 04/25/28
(f)
USD 365 $ 363,879
(SOFR Index + 2.19%), 6.36% , 10/27/28
(f)
. 1,140 1,185,221
(1-day SOFR + 2.34%), 6.34% , 07/27/29
(f)
245 257,527
(SOFR Index + 2.13%), 4.77% , 07/28/30
(f)
. 1,095 1,105,429
(1-day SOFR + 1.49%), 4.90% , 09/06/30
(f)
475 481,389
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(f)
1,075 1,124,074
(1-day SOFR + 1.66%), 4.34% , 04/25/33
(f)
425 413,245
8.25% , 03/01/38 .................. 960 1,182,206
Fifth Third Bank NA
2.25% , 02/01/27 .................. 655 639,620
(1-day SOFR + 0.81%), 4.97% , 01/28/28
(f)
515 519,569
First Abu Dhabi Bank PJSC
(e)
5.13% , 10/13/27 .................. 600 612,176
4.38% , 04/24/28 .................. 800 804,946
4.77% , 06/06/28 .................. 800 813,145
(1-day SOFR + 1.20%), 5.44% , 01/29/29
(f)
400 403,378
5.00% , 02/28/29 .................. 800 820,915
(1-day SOFR + 1.05%), 5.29% , 07/22/29
(f)
200 201,882
(1-day SOFR + 1.00%), 5.24% , 01/22/30
(f)
600 603,923
(1-day SOFR + 0.97%), 5.24% , 05/27/30
(f)
800 804,893
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 6.32% ,
04/04/34
(f)
.................... 1,000 1,041,321
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.80% ,
01/16/35
(f)
.................... 1,000 1,031,039
First Citizens BancShares, Inc.
(f)
(1-day SOFR + 1.41%), 5.23% , 03/12/31 . 285 288,223
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%), 6.25% ,
03/12/40 ..................... 660 668,833
First Horizon Bank, 5.75%, 05/01/30 ...... 650 670,750
First Horizon Corp., (1-day SOFR + 1.77%),
5.51%, 03/07/31
(f)
................ 25 25,759
First-Citizens Bank & Trust Co., 6.13%,
03/09/28 ...................... 625 647,138
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(f)
..................... 135 137,491
GFH Senior Sukuk Ltd., 7.50%, 11/06/29
(e)
.. 400 401,844
Goldman Sachs Capital I, 6.35%, 02/15/34 .. 129 138,133
Grupo Aval Ltd., 4.38%, 02/04/30
(e)
....... 1,000 942,657
HBOS plc, 6.00%, 11/01/33
(d)
........... 175 183,801
HDFC Bank Ltd.
(e)
5.20% , 02/15/27 .................. 400 403,650
5.18% , 02/15/29 .................. 400 408,544
HSBC Bank USA NA
5.88% , 11/01/34 .................. 470 498,860
5.63% , 08/15/35 .................. 440 460,216
7.00% , 01/15/39 .................. 845 995,358
HSBC Holdings plc
(1-day SOFR + 1.10%), 2.25% , 11/22/27
(f)
. 250 244,885
(3-mo. CME Term SOFR + 1.81%), 4.04% ,
03/13/28
(f)
.................... 2,630 2,621,843
(1-day SOFR + 1.06%), 5.60% , 05/17/28
(f)
1,535 1,564,723
(1-day SOFR + 2.11%), 4.76% , 06/09/28
(f)
. 2,370 2,388,645
(1-day SOFR + 2.61%), 5.21% , 08/11/28
(f)
. 2,135 2,169,293
(1-day SOFR + 1.73%), 2.01% , 09/22/28
(f)
1,997 1,918,031
(1-day SOFR + 3.35%), 7.39% , 11/03/28
(f)
. 2,075 2,196,501
(1-day SOFR + 1.04%), 5.13% , 11/19/28
(f)
. 1,200 1,219,948
(1-day SOFR + 1.03%), 4.90% , 03/03/29
(f)
1,600 1,621,621
(1-day SOFR + 1.97%), 6.16% , 03/09/29
(f)
2,120 2,207,312
(3-mo. CME Term SOFR + 1.80%), 4.58% ,
06/19/29
(f)
.................... 2,619 2,634,680
(1-day SOFR + 1.29%), 2.21% , 08/17/29
(f)
2,040 1,927,557
(1-day SOFR + 1.46%), 5.55% , 03/04/30
(f)
1,590 1,647,560
Security
Par (000)
Par (000) Value
Banks (continued)
4.95% , 03/31/30 .................. USD 2,440 $ 2,501,124
(3-mo. CME Term SOFR + 1.87%), 3.97% ,
05/22/30
(f)
.................... 3,038 2,993,495
(1-day SOFR + 1.29%), 5.29% , 11/19/30
(f)
. 1,950 2,011,034
(1-day SOFR + 1.29%), 5.13% , 03/03/31
(f)
1,425 1,458,237
(1-day SOFR + 1.57%), 5.24% , 05/13/31
(f)
2,000 2,057,830
(1-day SOFR + 2.39%), 2.85% , 06/04/31
(f)
1,369 1,275,160
(1-day SOFR + 1.95%), 2.36% , 08/18/31
(f)
1,235 1,120,019
(1-day SOFR + 1.19%), 4.62% , 11/06/31
(f)
. 1,200 1,201,398
(1-day SOFR + 1.52%), 5.73% , 05/17/32
(f)
1,565 1,646,574
(1-day SOFR + 1.19%), 2.80% , 05/24/32
(f)
2,945 2,679,865
(1-day SOFR + 1.41%), 2.87% , 11/22/32
(f)
. 1,718 1,551,279
(1-day SOFR + 2.53%), 4.76% , 03/29/33
(f)
1,845 1,837,123
(1-day SOFR + 2.87%), 5.40% , 08/11/33
(f)
. 2,385 2,473,963
(1-day SOFR + 4.25%), 8.11% , 11/03/33
(f)
. 1,970 2,311,193
(1-day SOFR + 2.39%), 6.25% , 03/09/34
(f)
2,225 2,423,292
(1-day SOFR + 2.98%), 6.55% , 06/20/34
(f)
1,730 1,872,383
(1-day SOFR + 3.02%), 7.40% , 11/13/34
(f)
. 1,905 2,175,038
(1-day SOFR + 1.78%), 5.72% , 03/04/35
(f)
1,370 1,445,300
(1-day SOFR + 1.90%), 5.87% , 11/18/35
(f)
. 1,620 1,683,914
(1-day SOFR + 1.56%), 5.45% , 03/03/36
(f)
2,300 2,370,391
6.50% , 05/02/36 .................. 709 765,701
(1-day SOFR + 1.88%), 5.79% , 05/13/36
(f)
1,880 1,983,165
(1-day SOFR + 1.96%), 5.74% , 09/10/36
(f)
1,200 1,226,338
(1-day SOFR + 1.43%), 5.13% , 11/06/36
(f)
. 1,200 1,199,559
6.50% , 09/15/37 .................. 2,770 3,010,741
6.80% , 06/01/38 .................. 624 696,116
6.10% , 01/14/42 .................. 920 1,004,156
(1-day SOFR + 2.65%), 6.33% , 03/09/44
(f)
2,650 2,922,959
5.25% , 03/14/44 .................. 1,470 1,440,283
HSBC USA, Inc.
5.29% , 03/04/27 .................. 1,190 1,209,376
4.65% , 06/03/28
(c)
................. 600 607,894
Huntington Bancshares, Inc.
(1-day SOFR + 1.97%), 4.44% , 08/04/28
(f)
495 496,570
(1-day SOFR + 2.02%), 6.21% , 08/21/29
(f)
720 755,667
2.55% , 02/04/30 .................. 1,209 1,120,035
(1-day SOFR + 1.28%), 5.27% , 01/15/31
(f)
645 664,185
(1-day SOFR + 2.05%), 5.02% , 05/17/33
(f)
420 422,440
(SOFR Index + 1.87%), 5.71% , 02/02/35
(f)
. 720 747,820
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 2.49% ,
08/15/36
(f)
.................... 697 597,500
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 6.14% ,
11/18/39
(f)
..................... 585 605,597
Huntington National Bank (The)
(1-day SOFR + 0.72%), 4.87% , 04/12/28
(f)
765 771,716
(SOFR Index + 1.65%), 4.55% , 05/17/28
(f)
. 540 542,488
5.65% , 01/10/30 .................. 555 579,838
ICICI Bank Ltd., 3.80%, 12/14/27
(e)
....... 500 493,748
Industrial & Commercial Bank of China Ltd.
(SOFR Index + 0.48%), 4.75% , 05/23/27
(e) (f)
400 399,975
3.54% , 11/08/27 .................. 750 742,765
4.13% , 05/21/28
(e)
................. 400 402,785
(SOFR Index + 0.52%), 4.80% , 05/21/28
(e) (f)
1,200 1,201,100
Industrial Bank Co. Ltd., (SOFR Index +
0.56%), 4.84%, 08/14/27
(e) (f)
.......... 600 600,115
ING Groep NV
3.95% , 03/29/27 .................. 2,108 2,102,877
(1-day SOFR + 1.83%), 4.02% , 03/28/28
(f)
440 438,732
4.55% , 10/02/28 .................. 1,293 1,307,269
(1-day SOFR + 1.01%), 4.86% , 03/25/29
(f)
625 633,301
4.05% , 04/09/29 .................. 908 901,539
(1-day SOFR + 1.44%), 5.34% , 03/19/30
(f)
995 1,025,753

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR Index + 1.23%), 5.07% , 03/25/31
(f)
. USD 600 $ 614,730
(1-day SOFR + 1.32%), 2.73% , 04/01/32
(f)
908 832,644
(1-day SOFR + 2.07%), 4.25% , 03/28/33
(f)
1,111 1,088,070
(1-day SOFR + 2.09%), 6.11% , 09/11/34
(f)
. 895 968,165
(1-day SOFR + 1.77%), 5.55% , 03/19/35
(f)
1,380 1,437,562
(1-day SOFR + 1.61%), 5.53% , 03/25/36
(f)
1,010 1,050,041
Intercorp Peru Ltd., 3.88%, 08/15/29
(e)
..... 200 194,742
Intesa Sanpaolo SpA
(d)
3.88% , 07/14/27 .................. 374 371,730
3.88% , 01/12/28 .................. 355 350,711
Series XR , 4.00% , 09/23/29 .......... 670 657,872
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(f)
.................... 746 707,867
6.63% , 06/20/33 .................. 1,200 1,319,666
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.40%), 8.25% ,
11/21/33
(f)
..................... 1,005 1,184,797
7.20% , 11/28/33 .................. 1,585 1,804,018
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(f)
.................... 740 630,801
Series XR , 4.70% , 09/23/49 .......... 585 485,737
7.80% , 11/28/53 .................. 1,360 1,687,892
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.90%), 7.78% ,
06/20/54
(f)
.................... 1,461 1,761,800
Itau Unibanco Holding SA, 6.00%, 02/27/30
(c) (e)
1,000 1,046,311
JPMorgan Chase & Co.
4.13% , 12/15/26 .................. 1,467 1,467,971
8.00% , 04/29/27 .................. 923 975,264
4.25% , 10/01/27 .................. 1,723 1,732,435
3.63% , 12/01/27 .................. 1,355 1,343,472
(1-day SOFR + 1.19%), 5.04% , 01/23/28
(f)
2,730 2,758,437
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28
(f)
.................... 2,419 2,408,516
(1-day SOFR + 1.17%), 2.95% , 02/24/28
(f)
1,710 1,684,473
(1-day SOFR + 0.93%), 5.57% , 04/22/28
(f)
2,685 2,740,176
(1-day SOFR + 1.56%), 4.32% , 04/26/28
(f)
2,650 2,658,347
(3-mo. CME Term SOFR + 1.64%), 3.54% ,
05/01/28
(f)
.................... 2,391 2,370,413
(1-day SOFR + 1.89%), 2.18% , 06/01/28
(f)
1,525 1,480,505
(1-day SOFR + 0.93%), 4.98% , 07/22/28
(f)
2,810 2,850,376
(1-day SOFR + 1.99%), 4.85% , 07/25/28
(f)
2,755 2,788,718
(1-day SOFR + 0.86%), 4.51% , 10/22/28
(f)
1,255 1,264,275
(3-mo. CME Term SOFR + 1.21%), 3.51% ,
01/23/29
(f)
.................... 2,412 2,380,700
(1-day SOFR + 0.80%), 4.92% , 01/24/29
(f)
2,215 2,253,734
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29
(f)
.................... 2,207 2,200,545
(1-day SOFR + 1.02%), 2.07% , 06/01/29
(f)
2,016 1,916,547
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29
(f)
.................... 2,595 2,598,223
(1-day SOFR + 1.45%), 5.30% , 07/24/29
(f)
2,460 2,532,541
(1-day SOFR + 1.57%), 6.09% , 10/23/29
(f)
2,435 2,567,006
(3-mo. CME Term SOFR + 1.59%), 4.45% ,
12/05/29
(f)
.................... 2,268 2,287,348
(1-day SOFR + 1.31%), 5.01% , 01/23/30
(f)
2,395 2,452,950
(1-day SOFR + 1.16%), 5.58% , 04/22/30
(f)
2,805 2,927,491
(3-mo. CME Term SOFR + 1.42%), 3.70% ,
05/06/30
(f)
.................... 2,603 2,559,253
(1-day SOFR + 1.75%), 4.57% , 06/14/30
(f)
2,025 2,046,261
(1-day SOFR + 1.13%), 5.00% , 07/22/30
(f)
2,790 2,861,208
8.75% , 09/01/30 .................. 195 231,025
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30
(f)
.................... USD 3,712 $ 3,508,166
(1-day SOFR + 1.04%), 4.60% , 10/22/30
(f)
2,565 2,598,652
(1-day SOFR + 1.01%), 5.14% , 01/24/31
(f)
2,585 2,671,354
(3-mo. CME Term SOFR + 3.79%), 4.49% ,
03/24/31
(f)
.................... 2,971 2,999,497
(1-day SOFR + 2.04%), 2.52% , 04/22/31
(f)
2,329 2,164,901
(1-day SOFR + 1.44%), 5.10% , 04/22/31
(f)
2,430 2,509,730
(3-mo. CME Term SOFR + 2.52%), 2.96% ,
05/13/31
(f)
.................... 2,905 2,729,544
(1-day SOFR + 0.93%), 4.26% , 10/22/31
(f)
1,620 1,614,464
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31
(f)
..................... 1,645 1,455,364
(1-day SOFR + 1.07%), 1.95% , 02/04/32
(f)
2,795 2,474,378
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32
(f)
.................... 3,335 3,036,248
(1-day SOFR + 1.18%), 2.55% , 11/08/32
(f)
. 2,880 2,592,005
(1-day SOFR + 1.26%), 2.96% , 01/25/33
(f)
3,465 3,171,105
(1-day SOFR + 1.80%), 4.59% , 04/26/33
(f)
2,590 2,596,881
(1-day SOFR + 2.08%), 4.91% , 07/25/33
(f)
4,285 4,373,236
(1-day SOFR + 2.58%), 5.72% , 09/14/33
(f)
3,330 3,531,561
(1-day SOFR + 1.85%), 5.35% , 06/01/34
(f)
4,163 4,346,922
(1-day SOFR + 1.81%), 6.25% , 10/23/34
(f)
2,790 3,071,011
(1-day SOFR + 1.62%), 5.34% , 01/23/35
(f)
2,785 2,886,916
(1-day SOFR + 1.49%), 5.77% , 04/22/35
(f)
2,785 2,970,677
(1-day SOFR + 1.46%), 5.29% , 07/22/35
(f)
3,375 3,488,470
(1-day SOFR + 1.34%), 4.95% , 10/22/35
(f)
3,105 3,134,990
(1-day SOFR + 1.32%), 5.50% , 01/24/36
(f)
2,200 2,306,287
(1-day SOFR + 1.68%), 5.57% , 04/22/36
(f)
4,180 4,405,849
(1-day SOFR + 1.64%), 5.58% , 07/23/36
(f)
3,295 3,414,502
(1-day SOFR + 1.19%), 4.81% , 10/22/36
(f)
2,460 2,451,784
6.40% , 05/15/38 .................. 2,524 2,871,908
(3-mo. CME Term SOFR + 1.62%), 3.88% ,
07/24/38
(f)
.................... 2,698 2,428,971
5.50% , 10/15/40 .................. 1,277 1,337,825
(3-mo. CME Term SOFR + 2.46%), 3.11% ,
04/22/41
(f)
.................... 1,695 1,336,868
5.60% , 07/15/41 .................. 1,918 2,014,237
(3-mo. CME Term SOFR + 1.51%), 2.53% ,
11/19/41
(f)
..................... 1,840 1,337,307
5.40% , 01/06/42 .................. 1,561 1,598,541
(3-mo. CME Term SOFR + 1.46%), 3.16% ,
04/22/42
(f)
.................... 1,950 1,526,589
5.63% , 08/16/43 .................. 1,347 1,394,343
4.85% , 02/01/44 .................. 1,248 1,195,488
4.95% , 06/01/45 .................. 1,755 1,670,105
(1-day SOFR + 1.55%), 5.53% , 11/29/45
(f)
. 1,615 1,662,825
(3-mo. CME Term SOFR + 1.84%), 4.26% ,
02/22/48
(f)
.................... 2,148 1,851,916
(3-mo. CME Term SOFR + 1.72%), 4.03% ,
07/24/48
(f)
.................... 1,672 1,388,112
(3-mo. CME Term SOFR + 1.64%), 3.96% ,
11/15/48
(f)
..................... 3,559 2,918,967
(3-mo. CME Term SOFR + 1.48%), 3.90% ,
01/23/49
(f)
.................... 1,982 1,603,535
(1-day SOFR + 2.44%), 3.11% , 04/22/51
(f)
. 2,432 1,696,013
(1-day SOFR + 1.58%), 3.33% , 04/22/52
(f)
3,561 2,561,408
Kasikornbank PCL, 5.46%, 03/07/28
(e)
..... 600 614,545
KBC Group NV
(d)(f)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 5.80% ,
01/19/29 ..................... 1,030 1,063,677
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 4.93% ,
10/16/30 ..................... 750 762,423

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 4.45% ,
09/23/31 ..................... USD 1,000 $ 994,650
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.32% ,
09/21/34 ..................... 560 610,175
KEB Hana Bank
(e)
1.25% , 12/16/26 .................. 400 387,609
3.25% , 03/30/27 .................. 600 593,504
5.38% , 04/23/27 .................. 400 407,515
5.75% , 10/24/28 .................. 400 418,869
5.38% , 04/23/29 .................. 400 416,467
KeyBank NA
5.85% , 11/15/27 .................. 1,100 1,132,130
4.39% , 12/14/27 .................. 265 266,065
3.90% , 04/13/29 .................. 434 424,782
4.90% , 08/08/32 .................. 700 691,883
5.00% , 01/26/33 .................. 855 859,719
KeyCorp
2.25% , 04/06/27 .................. 773 751,662
4.10% , 04/30/28 .................. 985 982,299
2.55% , 10/01/29 .................. 880 825,041
(SOFR Index + 1.23%), 5.12% , 04/04/31
(f)
. 15 15,352
(SOFR Index + 2.06%), 4.79% , 06/01/33
(f)
. 705 701,185
(SOFR Index + 2.42%), 6.40% , 03/06/35
(f)
. 610 660,064
KFH Sukuk Co.
(e)
5.01% , 01/17/29 .................. 1,000 1,017,655
5.38% , 01/14/30 .................. 1,000 1,037,626
Kookmin Bank
(e)
2.38% , 02/15/27 .................. 400 391,722
5.38% , 05/08/27
(c)
................. 400 407,725
4.63% , 04/21/28 .................. 400 405,395
4.38% , 05/08/28 .................. 200 201,649
4.50% , 02/01/29 .................. 400 400,400
5.25% , 05/08/29 .................. 200 207,604
4.63% , 05/08/30 .................. 200 204,379
2.50% , 11/04/30 .................. 600 544,213
Lloyds Banking Group plc
3.75% , 01/11/27 .................. 1,133 1,128,723
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.46% ,
01/05/28
(f)
.................... 1,385 1,404,008
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 3.75% ,
03/18/28
(f)
.................... 895 889,427
4.38% , 03/22/28 .................. 1,928 1,936,393
4.55% , 08/16/28 .................. 923 932,308
(3-mo. SOFR USD + 1.47%), 3.57% ,
11/07/28
(f)
..................... 1,964 1,939,373
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 5.09% ,
11/26/28
(f)
..................... 1,210 1,230,152
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 5.87% ,
03/06/29
(f)
.................... 710 736,177
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 4.82% ,
06/13/29
(f)
.................... 850 862,172
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.72% ,
06/05/30
(f)
.................... 915 957,384
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 4.43% ,
11/04/31
(f)
..................... 1,200 1,198,347
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 4.98% ,
08/11/33
(f)
..................... USD 1,255 $ 1,273,685
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.75%), 7.95% ,
11/15/33
(f)
..................... 760 885,131
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 5.68% ,
01/05/35
(f)
.................... 2,070 2,171,824
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.59% ,
11/26/35
(f)
..................... 1,240 1,293,787
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07% ,
06/13/36
(f)
.................... 850 890,039
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 4.94% ,
11/04/36
(f)
..................... 1,000 991,045
5.30% , 12/01/45 .................. 865 823,190
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 3.37% ,
12/14/46
(f)
.................... 1,195 891,463
4.34% , 01/09/48 .................. 1,142 938,105
M&T Bank Corp.
(f)
(SOFR Index + 1.78%), 4.55% , 08/16/28 . 695 697,523
(1-day SOFR + 0.93%), 4.83% , 01/16/29 . 580 586,296
(1-day SOFR + 2.80%), 7.41% , 10/30/29 . 690 747,282
(1-day SOFR + 1.40%), 5.18% , 07/08/31 . 695 709,501
(1-day SOFR + 2.26%), 6.08% , 03/13/32 . 550 581,500
(1-day SOFR + 1.85%), 5.05% , 01/27/34 . 760 761,357
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.43%), 5.40% ,
07/30/35 ..................... 225 226,520
(1-day SOFR + 1.61%), 5.39% , 01/16/36 . 915 927,307
Manufacturers & Traders Trust Co.
3.40% , 08/17/27 .................. 750 738,657
4.70% , 01/27/28 .................. 925 935,956
(1-day SOFR + 0.95%), 4.76% , 07/06/28
(f)
835 842,007
MAR Finance LLC, 4.88%, 05/29/30
(e)
..... 400 407,560
Mashreq AL Islami Sukuk Co. Ltd., 5.03%,
04/22/30
(e)
..................... 400 407,431
Mashreqbank PSC
(e)(f)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.71%),
7.13%
(h)
...................... 400 415,022
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.00%), 7.88% ,
02/24/33 ..................... 600 632,150
Metropolitan Bank & Trust Co.
(e)
5.38% , 03/06/29 .................. 600 620,765
5.50% , 03/06/34 .................. 400 418,273
Mitsubishi UFJ Financial Group, Inc.
3.68% , 02/22/27 .................. 635 632,563
3.29% , 07/25/27 .................. 515 509,048
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34% ,
01/19/28
(f)
.................... 1,695 1,657,687
3.96% , 03/02/28 .................. 1,010 1,009,195
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 4.08% ,
04/19/28
(f)
.................... 930 928,573
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 5.02% ,
07/20/28
(f)
.................... 874 886,450
4.05% , 09/11/28 .................. 863 863,233

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 5.35% ,
09/13/28
(f)
.................... USD 1,150 $ 1,174,737
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.42% ,
02/22/29
(f)
.................... 1,110 1,140,836
3.74% , 03/07/29 .................. 1,636 1,616,698
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 5.24% ,
04/19/29
(f)
.................... 655 671,091
3.20% , 07/18/29 .................. 1,728 1,665,851
2.56% , 02/25/30 .................. 1,126 1,051,178
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 5.26% ,
04/17/30
(f)
.................... 850 877,387
2.05% , 07/17/30 .................. 1,311 1,185,115
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.78%), 5.20% ,
01/16/31
(f)
.................... 710 732,667
Series 8NC7 , (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48% , 02/22/31
(f)
.......... 530 552,562
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.16% ,
04/24/31
(f)
.................... 620 639,424
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.53% ,
09/12/31
(f)
.................... 1,000 1,004,050
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.31% ,
07/20/32
(f)
.................... 1,795 1,595,291
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 2.49% ,
10/13/32
(f)
.................... 880 786,493
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.85% ,
01/19/33
(f)
.................... 855 775,480
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 4.32% ,
04/19/33
(f)
.................... 610 600,455
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.13% ,
07/20/33
(f)
.................... 1,485 1,530,666
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.47% ,
09/13/33
(f)
.................... 570 599,060
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.63%), 5.44% ,
02/22/34
(f)
.................... 1,070 1,122,431
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%), 5.41% ,
04/19/34
(f)
.................... 865 906,888
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 5.43% ,
04/17/35
(f)
.................... 1,545 1,611,009
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 5.57% ,
01/16/36
(f)
.................... 1,435 1,505,439
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.27%), 5.62% ,
04/24/36
(f)
.................... 1,450 1,525,298
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.93%), 5.19% ,
09/12/36
(f)
.................... 1,000 1,021,027
4.29% , 07/26/38 .................. 760 726,431
4.15% , 03/07/39
(c)
................. 815 767,598
Security
Par (000)
Par (000) Value
Banks (continued)
3.75% , 07/18/39 .................. USD 1,670 $ 1,470,319
Mizuho Financial Group, Inc.
3.66% , 02/28/27 .................. 620 617,142
3.17% , 09/11/27 .................. 1,105 1,088,470
4.02% , 03/05/28 .................. 1,375 1,374,891
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 5.41% ,
09/13/28
(f)
.................... 435 445,122
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.67% ,
05/27/29
(f)
.................... 835 865,340
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 5.78% ,
07/06/29
(f)
.................... 1,240 1,289,747
(3-mo. CME Term SOFR + 1.53%), 4.25% ,
09/11/29
(f)
..................... 855 855,988
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 3.26% ,
05/22/30
(f)
.................... 565 545,851
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.12%), 5.38% ,
05/26/30
(f)
.................... 810 838,037
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.38% ,
07/10/30
(f)
.................... 700 724,842
(3-mo. CME Term SOFR + 1.39%), 3.15% ,
07/16/30
(f)
.................... 809 776,607
(3-mo. CME Term SOFR + 1.57%), 2.87% ,
09/13/30
(f)
.................... 540 511,736
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 5.10% ,
05/13/31
(f)
.................... 400 411,097
(3-mo. CME Term SOFR + 1.33%), 2.59% ,
05/25/31
(f)
.................... 620 573,195
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 5.74% ,
05/27/31
(f)
.................... 755 794,957
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.92%), 4.71% ,
07/08/31
(f)
.................... 955 965,950
(3-mo. CME Term SOFR + 1.77%), 2.20% ,
07/10/31
(f)
.................... 1,100 996,674
(3-mo. CME Term SOFR + 1.53%), 1.98% ,
09/08/31
(f)
.................... 808 721,503
2.56% , 09/13/31 .................. 1,025 911,457
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.87%), 2.17% ,
05/22/32
(f)
.................... 685 605,405
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 2.26% ,
07/09/32
(f)
.................... 850 752,628
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 5.67% ,
09/13/33
(f)
.................... 590 625,458
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.75% ,
05/27/34
(f)
.................... 730 775,566
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 5.75% ,
07/06/34
(f)
.................... 985 1,046,991
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.58% ,
05/26/35
(f)
.................... 835 875,068
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.59% ,
07/10/35
(f)
.................... 855 898,467

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.98%), 5.42% ,
05/13/36
(f)
.................... USD 450 $ 466,791
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.32% ,
07/08/36
(f)
.................... 1,400 1,440,778
Morgan Stanley Bank NA
(f)
(1-day SOFR + 1.08%), 4.95% , 01/14/28 . 1,185 1,195,479
(1-day SOFR + 0.87%), 5.50% , 05/26/28 . 1,720 1,754,680
(1-day SOFR + 0.93%), 4.97% , 07/14/28 . 1,360 1,378,481
(1-day SOFR + 0.91%), 5.02% , 01/12/29 . 2,080 2,115,481
Morgan Stanley Private Bank NA
(f)
(1-day SOFR + 0.77%), 4.47% , 07/06/28 . 1,990 1,999,806
(1-day SOFR + 1.08%), 4.73% , 07/18/31 . 2,885 2,929,538
MUFG Bank Ltd., 4.70%, 03/10/44
(d)
...... 245 226,657
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.10%), 6.00%, 08/06/34
(e) (f)
... 800 828,367
National Australia Bank Ltd.
3.50% , 01/10/27
(d)
................. 1,133 1,127,648
1.89% , 01/12/27
(d)
................. 1,420 1,387,141
3.91% , 06/09/27 .................. 165 165,004
5.09% , 06/11/27 .................. 770 784,465
4.50% , 10/26/27 .................. 815 823,904
4.94% , 01/12/28 .................. 650 663,682
4.31% , 06/13/28 .................. 935 943,550
4.90% , 06/13/28 .................. 920 942,347
4.79% , 01/10/29 .................. 695 710,958
4.90% , 01/14/30 .................. 365 376,689
4.53% , 06/13/30 .................. 375 381,616
2.33% , 08/21/30
(d)
................. 2,135 1,928,272
2.99% , 05/21/31
(d)
................. 1,015 928,602
6.43% , 01/12/33
(d)
................. 1,235 1,345,751
4.95% , 01/10/34
(d)
................. 560 580,076
5.18% , 06/11/34
(c) (d)
................ 735 771,416
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.88%), 3.93% ,
08/02/34
(d) (f)
................... 1,338 1,302,080
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.90% ,
01/14/36
(c) (d) (f)
.................. 815 860,102
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.35% ,
01/12/37
(d) (f)
................... 1,225 1,116,976
2.65% , 01/14/41
(d)
................. 1,230 872,666
National Bank of Canada
(1-day SOFR + 0.80%), 4.95% , 02/01/28
(f)
750 757,531
5.60% , 12/18/28 .................. 995 1,037,234
4.50% , 10/10/29 .................. 465 469,420
National Bank of Ras Al-Khaimah PSC (The)
(e)
5.38% , 07/25/29 .................. 600 617,708
(6-Year USD Constant Maturity + 2.66%),
6.63%
(f) (h)
..................... 200 205,216
National Securities Clearing Corp.
(d)
4.35% , 05/20/27 .................. 250 251,706
5.10% , 11/21/27 .................. 1,240 1,267,250
5.00% , 05/30/28 .................. 610 624,849
4.90% , 06/26/29 .................. 535 550,103
4.70% , 05/20/30 .................. 250 255,599
NatWest Group plc
(f)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 5.58% ,
03/01/28 ..................... 765 778,461
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.07% ,
05/22/28 ..................... USD 1,199 $ 1,179,056
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.27%), 5.52% ,
09/30/28 ..................... 650 665,521
(3-mo. SOFR USD + 2.01%), 4.89% ,
05/18/29 ..................... 1,795 1,822,243
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 5.81% ,
09/13/29 ..................... 715 744,044
(3-mo. SOFR USD + 2.17%), 5.08% ,
01/27/30 ..................... 1,729 1,767,188
(3-mo. SOFR USD + 2.13%), 4.45% ,
05/08/30 ..................... 1,400 1,402,646
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.22%), 4.96% ,
08/15/30 ..................... 1,510 1,538,469
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.12% ,
05/23/31 ..................... 1,000 1,026,893
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.02% ,
03/02/34 ..................... 1,000 1,073,789
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 6.48% ,
06/01/34 ..................... 550 576,548
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.78% ,
03/01/35 ..................... 1,385 1,462,922
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.35%), 3.03% ,
11/28/35 ..................... 1,025 937,652
NatWest Markets plc
(d)
5.42% , 05/17/27 .................. 795 811,145
4.79% , 03/21/28 .................. 500 507,792
4.17% , 11/06/28 .................. 600 600,354
5.41% , 05/17/29 .................. 1,380 1,431,096
5.02% , 03/21/30 .................. 600 617,194
4.41% , 11/06/30 .................. 600 599,837
NBK SPC Ltd., (1-day SOFR + 1.16%), 5.50%,
06/06/30
(e) (f)
.................... 600 621,352
NBK Tier 1 Ltd.
(e)(f)(h)
(6-Year USD Constant Maturity + 2.88%),
3.63% ....................... 600 590,531
(6-Year USD Constant Maturity + 2.40%),
6.38% ....................... 600 617,497
NCB Tier 1 Sukuk Ltd., (6-Year USD Constant
Maturity + 2.89%), 3.50%
(e) (f) (h)
......... 1,200 1,173,185
Nordea Bank Abp
(d)
5.00% , 03/19/27 .................. 490 496,966
5.38% , 09/22/27 .................. 1,235 1,265,503
4.38% , 09/10/29 .................. 595 603,123
4.25% , 08/28/30 .................. 600 600,431
(5-Year USD Swap Semi + 1.69%), 4.63% ,
09/13/33
(f)
.................... 413 411,963
Norinchukin Bank (The)
(d)
4.87% , 09/14/27
(c)
................. 1,025 1,033,747
5.43% , 03/09/28
(c)
................. 850 869,563
5.09% , 10/16/29 .................. 660 673,538
4.67% , 09/09/30 .................. 200 201,205
2.08% , 09/22/31 .................. 1,410 1,224,501
5.07% , 09/14/32 .................. 245 248,078
5.36% , 09/09/35 .................. 200 203,004

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
OTP Bank Nyrt.
(e)(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.06%), 8.75% ,
05/15/33 ..................... USD 600 $ 645,191
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 7.30% ,
07/30/35 ..................... 600 637,804
Oversea-Chinese Banking Corp. Ltd.
(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.58%), 4.60% ,
06/15/32
(e)
.................... 600 601,802
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.03%), 5.52% ,
05/21/34
(e)
.................... 600 621,620
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.55% ,
09/08/35
(d)
.................... 500 499,524
Philippine National Bank, 4.85%, 10/23/29
(e)
. 200 203,461
PNC Bank NA
3.10% , 10/25/27 .................. 990 973,732
3.25% , 01/22/28 .................. 806 794,770
(1-day SOFR + 0.73%), 4.43% , 07/21/28
(f)
965 969,803
4.05% , 07/26/28 .................. 1,205 1,202,986
2.70% , 10/22/29 .................. 893 839,613
PNC Financial Services Group, Inc. (The)
3.15% , 05/19/27 .................. 894 882,120
(1-day SOFR + 1.34%), 5.30% , 01/21/28
(f)
1,065 1,078,906
(1-day SOFR + 1.62%), 5.35% , 12/02/28
(f)
1,000 1,023,652
3.45% , 04/23/29 .................. 1,610 1,578,423
(1-day SOFR + 1.84%), 5.58% , 06/12/29
(f)
2,137 2,211,423
2.55% , 01/22/30 .................. 2,088 1,956,062
(1-day SOFR + 1.20%), 5.49% , 05/14/30
(f)
1,755 1,823,771
(1-day SOFR + 1.07%), 5.22% , 01/29/31
(f)
1,045 1,080,046
(1-day SOFR + 1.33%), 4.90% , 05/13/31
(f)
1,185 1,208,582
(1-day SOFR + 0.98%), 2.31% , 04/23/32
(f)
1,240 1,107,760
(1-day SOFR + 1.26%), 4.81% , 10/21/32
(f)
1,135 1,150,697
(SOFR Index + 1.85%), 4.63% , 06/06/33
(f)
. 1,005 995,612
(SOFR Index + 2.14%), 6.04% , 10/28/33
(f)
. 1,595 1,719,970
(1-day SOFR + 1.93%), 5.07% , 01/24/34
(f)
1,400 1,428,414
(1-day SOFR + 1.95%), 5.94% , 08/18/34
(f)
880 943,920
(1-day SOFR + 2.28%), 6.88% , 10/20/34
(f)
2,205 2,494,929
(1-day SOFR + 1.90%), 5.68% , 01/22/35
(f)
1,200 1,266,375
(1-day SOFR + 1.60%), 5.40% , 07/23/35
(f)
1,490 1,540,313
(1-day SOFR + 1.39%), 5.58% , 01/29/36
(f)
1,640 1,712,374
(1-day SOFR + 1.42%), 5.37% , 07/21/36
(f)
1,695 1,741,360
Provident Financing Trust I, 7.41%, 03/15/38 . 205 224,126
QIB Sukuk Ltd.
(e)
5.58% , 11/22/28 .................. 1,400 1,452,678
4.49% , 09/17/29 .................. 600 602,445
4.80% , 06/12/30 .................. 400 405,958
QIIB Senior Oryx Ltd., 5.25%, 01/24/29
(e)
... 800 820,068
QNB Bank A/S, 7.25%, 05/21/29
(e)
....... 400 422,027
QNB Finance Ltd.
2.75% , 02/12/27
(e)
................. 1,000 981,229
4.88% , 01/30/29
(e)
................. 1,200 1,221,627
(1-day SOFR + 1.20%), 5.45% , 04/02/29
(f)
1,000 1,012,391
(1-day SOFR + 1.05%), 5.32% , 03/04/30
(e) (f)
400 402,767
4.50% , 07/24/30
(e)
................. 200 202,319
Regions Bank, 6.45%, 06/26/37 ......... 495 540,390
Regions Financial Corp.
1.80% , 08/12/28 .................. 760 712,381
(1-day SOFR + 1.49%), 5.72% , 06/06/30
(f)
620 643,786
(1-day SOFR + 2.06%), 5.50% , 09/06/35
(f)
880 901,176
7.38% , 12/10/37 .................. 242 279,487
Security
Par (000)
Par (000) Value
Banks (continued)
Riyad Sukuk Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.25%), 6.21%, 07/14/35
(e) (f)
.......... USD 1,200 $ 1,223,933
Riyad T1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.91%), 5.50%
(e) (f) (h)
............... 400 393,106
Riyad Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.17%), 4.00%
(e) (f) (h)
............... 1,000 971,517
Rizal Commercial Banking Corp.
(e)
5.50% , 01/18/29 .................. 600 618,412
5.38% , 01/29/30 .................. 200 206,079
Royal Bank of Canada
1.40% , 11/02/26 .................. 790 770,824
4.88% , 01/19/27 .................. 1,035 1,046,327
Series FXD , 2.05% , 01/21/27 .......... 630 615,918
3.63% , 05/04/27 .................. 1,125 1,120,046
4.24% , 08/03/27 .................. 1,665 1,673,662
6.00% , 11/01/27 .................. 1,540 1,599,199
4.90% , 01/12/28 .................. 1,070 1,091,129
(SOFR Index + 0.81%), 4.72% , 03/27/28
(f)
. 1,460 1,473,367
5.20% , 08/01/28 .................. 1,220 1,257,055
(SOFR Index + 0.86%), 4.52% , 10/18/28
(f)
. 725 731,346
(1-day SOFR + 0.70%), 4.00% , 11/03/28
(f)
. 925 922,972
(1-day SOFR + 0.83%), 4.97% , 01/24/29
(f)
1,435 1,459,282
4.95% , 02/01/29 .................. 1,170 1,201,710
(1-day SOFR + 0.89%), 4.50% , 08/06/29
(f)
1,390 1,400,719
(1-day SOFR + 1.10%), 4.97% , 08/02/30
(f)
1,390 1,422,052
(SOFR Index + 1.08%), 4.65% , 10/18/30
(f)
. 1,945 1,969,518
(1-day SOFR + 1.03%), 5.15% , 02/04/31
(f)
1,760 1,812,059
(SOFR Index + 1.13%), 4.97% , 05/02/31
(f)
. 1,175 1,203,879
(1-day SOFR + 1.06%), 4.70% , 08/06/31
(f)
1,095 1,109,241
2.30% , 11/03/31 .................. 1,543 1,381,466
(1-day SOFR + 0.98%), 4.31% , 11/03/31
(f)
. 925 920,092
3.88% , 05/04/32 .................. 823 798,707
5.00% , 02/01/33 .................. 1,760 1,812,584
5.00% , 05/02/33 .................. 960 987,973
5.15% , 02/01/34 .................. 1,695 1,770,257
SAB AT1 Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.30%),
6.50%
(e) (f) (h)
.................... 600 610,347
Saib Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.09%), 6.38%
(e) (f) (h)
............... 800 806,890
Santander Holdings USA, Inc.
4.40% , 07/13/27 .................. 1,098 1,099,025
(1-day SOFR + 1.25%), 2.49% , 01/06/28
(f)
895 874,000
(1-day SOFR + 2.36%), 6.50% , 03/09/29
(f)
1,120 1,166,139
(1-day SOFR + 1.61%), 5.47% , 03/20/29
(f)
430 437,343
(1-day SOFR + 2.70%), 6.57% , 06/12/29
(f)
651 680,167
(1-day SOFR + 2.50%), 6.17% , 01/09/30
(f)
1,010 1,050,056
(1-day SOFR + 1.94%), 5.35% , 09/06/30
(f)
940 957,690
(1-day SOFR + 1.88%), 5.74% , 03/20/31
(f)
730 752,509
(1-day SOFR + 3.28%), 7.66% , 11/09/31
(f)
. 215 240,098
(1-day SOFR + 2.14%), 6.34% , 05/31/35
(c) (f)
610 647,824
Santander UK Group Holdings plc
(f)
(1-day SOFR + 1.22%), 2.47% , 01/11/28 . 1,065 1,041,980
(3-mo. SOFR USD + 1.66%), 3.82% ,
11/03/28 ..................... 775 767,295
(1-day SOFR + 2.60%), 6.53% , 01/10/29 . 1,345 1,406,065
(SOFR Index + 1.07%), 4.32% , 09/22/29 . 400 398,880
(SOFR Index + 1.55%), 4.86% , 09/11/30 . 795 804,515
(SOFR Index + 1.52%), 5.69% , 04/15/31 . 645 672,509
(1-day SOFR + 1.48%), 2.90% , 03/15/32 . 635 580,370
(SOFR Index + 1.58%), 5.14% , 09/22/36 . 800 793,058

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Scotiabank Peru SAA, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.31%), 6.10%, 10/01/35
(e) (f)
.......... USD 200 $ 207,580
Security Bank Corp., 5.50%, 05/14/29
(e)
.... 400 416,519
Shanghai Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.38%, 02/28/33
(e) (f)
... 250 257,740
Shinhan Bank Co. Ltd.
(e)
4.50% , 03/26/28 .................. 600 601,475
4.50% , 04/12/28 .................. 400 404,063
(1-day SOFR + 1.08%), 5.32% , 10/26/28
(f)
600 608,576
4.00% , 04/23/29 .................. 400 393,617
4.63% , 05/13/30 .................. 400 409,121
4.38% , 04/13/32 .................. 400 392,912
5.75% , 04/15/34 .................. 600 630,988
Shinhan Card Co. Ltd.
(e)
2.50% , 01/27/27 .................. 400 391,105
5.50% , 03/12/29 .................. 400 412,862
Shinhan Financial Group Co. Ltd.
(e)
5.00% , 07/24/28 .................. 600 611,898
4.50% , 07/30/30 .................. 400 401,874
Siam Commercial Bank PCL, 4.40%, 02/11/29
(e)
400 400,125
SIB Sukuk Co. III Ltd.
(e)
5.25% , 07/03/29 .................. 600 613,966
5.20% , 02/26/30 .................. 400 409,149
SIB Tier 1 Sukuk Iind Ltd., (6-Year USD
Constant Maturity + 1.96%), 6.13%
(e) (f) (h)
... 400 404,872
Skandinaviska Enskilda Banken AB
(d)
5.13% , 03/05/27 .................. 535 543,371
5.38% , 03/05/29 .................. 750 776,584
4.50% , 09/03/30 .................. 400 400,690
SNB Funding Ltd.
(e)
2.90% , 01/29/27 .................. 600 588,779
(1-day SOFR + 1.20%), 5.45% , 07/11/29
(f)
. 400 401,930
(1-day SOFR + 1.20%), 5.46% , 03/17/30
(f)
600 603,123
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.00% ,
06/24/35
(f)
.................... 1,200 1,234,716
SNB Sukuk Ltd.
(e)
2.34% , 01/19/27 .................. 600 586,149
5.13% , 02/27/29 .................. 800 816,842
Societe Generale SA
(d)
4.00% , 01/12/27 .................. 1,230 1,224,410
5.25% , 02/19/27 .................. 200 201,999
4.68% , 06/15/27 .................. 805 811,351
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 2.80% ,
01/19/28
(f)
.................... 1,100 1,078,415
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.52% ,
01/19/28
(f)
.................... 685 693,362
4.75% , 09/14/28 .................. 789 795,064
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 6.45% ,
01/10/29
(f)
.................... 1,430 1,488,843
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.50% ,
04/13/29
(f)
.................... 200 204,375
(1-day SOFR + 1.42%), 5.25% , 05/22/29
(f)
1,000 1,016,975
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 5.63% ,
01/19/30
(f)
.................... 780 802,481
3.00% , 01/22/30 .................. 1,150 1,077,974
(1-day SOFR + 1.65%), 5.51% , 05/22/31
(f)
950 976,708
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 2.89% ,
06/09/32
(f)
.................... USD 1,165 $ 1,047,701
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.34% ,
01/21/33
(f)
.................... 840 763,313
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.10% ,
04/13/33
(f)
.................... 1,000 1,053,830
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 6.22% ,
06/15/33
(c) (f)
................... 1,365 1,436,978
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 6.69% ,
01/10/34
(f)
.................... 940 1,022,923
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.07% ,
01/19/35
(c) (f)
................... 1,030 1,081,608
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 3.65% ,
07/08/35
(f)
.................... 540 502,988
(1-day SOFR + 1.73%), 5.44% , 10/03/36
(f)
800 801,587
3.63% , 03/01/41 .................. 985 735,049
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 4.03% ,
01/21/43
(f)
.................... 910 707,477
5.63% , 11/24/45
(c)
................. 555 518,493
7.37% , 01/10/53 .................. 885 971,605
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 7.13% ,
01/19/55
(f)
.................... 1,115 1,193,713
Standard Chartered plc
(d)
4.30% , 02/19/27 .................. 1,434 1,431,157
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.18%), 2.61% ,
01/12/28
(f)
.................... 1,815 1,779,451
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 6.75% ,
02/08/28
(f)
.................... 340 349,837
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.69% ,
05/14/28
(f)
.................... 1,020 1,040,414
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.45%), 7.77% ,
11/16/28
(f)
..................... 955 1,019,252
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.30% ,
01/09/29
(f)
.................... 985 1,023,554
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.55% ,
01/21/29
(f)
.................... 630 645,091
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 7.02% ,
02/08/30
(f)
.................... 675 727,034
(3-mo. SOFR USD + 2.17%), 4.31% ,
05/21/30
(f)
.................... 820 815,737
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.15%), 5.01% ,
10/15/30
(f)
.................... 930 946,423
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 4.64% ,
04/01/31
(f)
.................... 1,290 1,296,184
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.24% ,
05/13/31
(c) (f)
................... 900 925,301

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.68% ,
06/29/32
(f)
.................... USD 1,280 $ 1,150,296
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.60% ,
01/12/33
(f)
.................... 915 847,053
(5-Year USD Swap Rate + 1.97%), 4.87% ,
03/15/33
(f)
.................... 463 464,222
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.58%), 6.30% ,
07/06/34
(f)
.................... 1,020 1,106,875
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.10% ,
01/11/35
(c) (f)
.................... 1,665 1,786,865
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.91% ,
05/14/35
(f)
.................... 1,160 1,228,161
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.43%), 6.23% ,
01/21/36
(f)
.................... 670 728,326
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 3.27% ,
02/18/36
(f)
.................... 1,640 1,511,558
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.40% ,
08/12/36
(f)
.................... 1,050 1,066,705
5.30% , 01/09/43 .................. 910 874,115
5.70% , 03/26/44
(c)
................. 1,935 1,949,213
State Bank of India
(e)
4.88% , 05/05/28 .................. 1,000 1,011,524
5.00% , 01/17/29 .................. 200 203,163
5.13% , 11/25/29 .................. 400 409,612
Sumitomo Mitsui Financial Group, Inc.
3.45% , 01/11/27 .................. 913 907,236
2.17% , 01/14/27 .................. 525 513,581
3.36% , 07/12/27 .................. 459 454,418
3.35% , 10/18/27 .................. 1,447 1,428,734
5.52% , 01/13/28 .................. 1,235 1,273,389
3.54% , 01/17/28 .................. 1,200 1,187,058
5.80% , 07/13/28 .................. 720 751,595
3.94% , 07/19/28 .................. 993 990,805
5.72% , 09/14/28 .................. 1,240 1,292,317
1.90% , 09/17/28 .................. 1,795 1,688,676
4.31% , 10/16/28 .................. 670 674,788
2.47% , 01/14/29 .................. 200 190,299
5.32% , 07/09/29 .................. 690 714,475
3.04% , 07/16/29 .................. 2,563 2,455,285
2.72% , 09/27/29 .................. 1,015 959,714
5.71% , 01/13/30 .................. 1,465 1,544,184
2.75% , 01/15/30 .................. 1,375 1,292,330
5.24% , 04/15/30 .................. 480 497,452
2.13% , 07/08/30 .................. 1,397 1,266,820
5.85% , 07/13/30 .................. 665 707,407
2.14% , 09/23/30 .................. 932 837,612
1.71% , 01/12/31 .................. 505 441,523
(1-day SOFR + 1.19%), 4.66% , 07/08/31
(f)
400 404,548
5.42% , 07/09/31 .................. 1,215 1,272,276
2.22% , 09/17/31 .................. 1,065 942,324
5.45% , 01/15/32 .................. 400 419,072
5.77% , 01/13/33 .................. 1,550 1,655,534
(1-day SOFR + 1.38%), 4.95% , 07/08/33
(f)
400 407,877
5.78% , 07/13/33 .................. 585 625,979
5.81% , 09/14/33 .................. 935 1,003,624
5.56% , 07/09/34 .................. 1,250 1,318,443
5.63% , 01/15/35 .................. 1,040 1,105,982
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.50%), 5.25% , 07/08/36
(f)
USD 905 $ 930,784
2.30% , 01/12/41 .................. 815 577,596
2.93% , 09/17/41 .................. 540 401,738
3.05% , 01/14/42 .................. 675 524,508
6.18% , 07/13/43 .................. 1,040 1,144,095
5.84% , 07/09/44 .................. 1,060 1,114,275
(1-day SOFR + 1.78%), 5.80% , 07/08/46
(f)
200 206,296
Sumitomo Mitsui Trust Bank Ltd.
(d)
5.20% , 03/07/27 .................. 880 892,993
2.80% , 03/10/27 .................. 480 472,197
4.45% , 09/10/27 .................. 560 563,966
4.95% , 09/15/27 .................. 690 700,744
5.50% , 03/09/28
(c)
................. 860 886,654
4.50% , 03/13/28 .................. 515 519,715
5.55% , 09/14/28 .................. 515 535,167
5.20% , 03/07/29 .................. 810 834,789
4.50% , 09/10/29 .................. 695 701,458
4.70% , 03/13/30 .................. 545 555,107
5.35% , 03/07/34 .................. 570 595,188
4.85% , 09/10/34 .................. 450 452,673
5.05% , 03/13/35 .................. 400 407,099
Svenska Handelsbanken AB
(d)
5.13% , 05/28/27 .................. 640 652,035
3.95% , 06/10/27 .................. 730 730,639
4.38% , 05/23/28 .................. 670 676,875
5.50% , 06/15/28 .................. 575 594,510
Swedbank AB
(d)
1.54% , 11/16/26 .................. 1,530 1,492,305
5.34% , 09/20/27 .................. 1,160 1,185,793
5.41% , 03/14/29 .................. 530 549,239
5.00% , 11/20/29
(c)
................. 685 706,574
5.08% , 05/21/30 .................. 400 410,710
Synovus Bank, 5.63%, 02/15/28 ......... 505 515,189
Synovus Financial Corp., (1-day SOFR +
2.35%), 6.17%, 11/01/30
(f)
........... 225 232,535
TC Ziraat Bankasi A/S
(e)
8.00% , 01/16/29 .................. 400 420,739
7.25% , 02/04/30 .................. 600 617,032
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.33%), 8.99% ,
08/02/34
(f)
.................... 600 633,174
Toronto-Dominion Bank (The)
5.26% , 12/11/26 .................. 1,025 1,038,032
4.57% , 12/17/26 .................. 705 708,876
Series FXD , 1.95% , 01/12/27 .......... 1,035 1,011,266
2.80% , 03/10/27 .................. 1,575 1,549,629
4.98% , 04/05/27 .................. 760 769,828
4.11% , 06/08/27 .................. 2,005 2,006,512
4.69% , 09/15/27 .................. 1,800 1,820,231
5.16% , 01/10/28 .................. 1,040 1,062,888
4.86% , 01/31/28 .................. 740 752,318
4.57% , 06/02/28 .................. 790 798,832
5.52% , 07/17/28 .................. 1,300 1,346,275
4.11% , 10/13/28 .................. 665 664,649
4.99% , 04/05/29 .................. 1,415 1,451,012
4.78% , 12/17/29 .................. 1,105 1,128,808
4.81% , 06/03/30 .................. 1,050 1,070,766
2.00% , 09/10/31 .................. 1,495 1,329,356
2.45% , 01/12/32 .................. 775 691,958
5.30% , 01/30/32 .................. 980 1,022,899
3.20% , 03/10/32 .................. 1,210 1,125,187
4.46% , 06/08/32 .................. 1,898 1,898,621
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.15% ,
09/10/34
(f)
.................... 345 349,938

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
4.93% , 10/15/35 .................. USD 720 $ 721,265
Truist Bank
(1-day SOFR + 0.77%), 4.42% , 07/24/28
(f)
975 978,599
(1-day SOFR + 0.91%), 4.14% , 10/23/29
(f)
1,000 996,169
2.25% , 03/11/30 .................. 1,327 1,211,385
Truist Financial Corp.
1.13% , 08/03/27 .................. 1,115 1,059,868
(1-day SOFR + 1.37%), 4.12% , 06/06/28
(f)
980 979,939
(1-day SOFR + 1.44%), 4.87% , 01/26/29
(f)
1,310 1,327,195
3.88% , 03/19/29 .................. 1,095 1,078,772
(1-day SOFR + 0.86%), 1.89% , 06/07/29
(f)
970 913,607
(1-day SOFR + 2.45%), 7.16% , 10/30/29
(f)
720 778,468
(1-day SOFR + 1.62%), 5.44% , 01/24/30
(f)
850 878,265
1.95% , 06/05/30 .................. 1,050 946,256
(1-day SOFR + 1.31%), 5.07% , 05/20/31
(f)
1,325 1,355,484
(1-day SOFR + 1.57%), 5.15% , 08/05/32
(f)
1,035 1,061,453
(1-day SOFR + 2.24%), 4.92% , 07/28/33
(f)
1,160 1,157,914
(1-day SOFR + 2.30%), 6.12% , 10/28/33
(f)
920 987,247
(1-day SOFR + 1.85%), 5.12% , 01/26/34
(f)
1,725 1,747,876
(1-day SOFR + 2.36%), 5.87% , 06/08/34
(f)
1,320 1,396,673
(1-day SOFR + 1.92%), 5.71% , 01/24/35
(f)
1,660 1,739,765
(1-day SOFR + 1.40%), 4.96% , 10/23/36
(f)
950 935,812
Turkiye Garanti Bankasi A/S
(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.09%), 8.38% ,
02/28/34
(e)
.................... 600 623,875
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.13% ,
01/03/35
(e)
.................... 600 617,923
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.33%), 8.13% ,
01/08/36
(e)
.................... 400 412,077
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.87%), 7.63% ,
04/15/36
(d)
.................... 400 401,485
Turkiye Is Bankasi A/S
7.75% , 06/12/29
(e)
................. 400 416,673
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.63%), 7.38% ,
04/02/36
(d) (f)
................... 200 197,859
Turkiye Vakiflar Bankasi TAO, 7.25%,
07/31/30
(e)
..................... 600 615,128
UniCredit SpA
(d)
4.63% , 04/12/27 .................. 661 663,132
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 3.13% ,
06/03/32
(f)
.................... 743 686,205
(5-Year USD Swap Rate + 3.70%), 5.86% ,
06/19/32
(f)
.................... 995 1,011,201
(5-Year USD Swap Rate + 4.91%), 7.30% ,
04/02/34
(f)
.................... 1,225 1,313,690
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.75%), 5.46% ,
06/30/35
(f)
.................... 1,430 1,446,476
United Overseas Bank Ltd.
(d)
4.40% , 04/02/28 .................. 200 202,314
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 3.86% ,
10/07/32
(f)
.................... 410 406,197
US Bancorp
Series X , 3.15% , 04/27/27 ............ 1,428 1,410,963
(1-day SOFR + 0.73%), 2.22% , 01/27/28
(f)
520 507,742
3.90% , 04/26/28 .................. 1,489 1,486,834
(1-day SOFR + 1.66%), 4.55% , 07/22/28
(f)
1,565 1,575,262
(1-day SOFR + 1.23%), 4.65% , 02/01/29
(f)
1,145 1,156,372
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 2.02%), 5.78% , 06/12/29
(f)
USD 1,290 $ 1,339,856
3.00% , 07/30/29 .................. 1,359 1,302,198
(1-day SOFR + 1.56%), 5.38% , 01/23/30
(f)
1,360 1,405,040
1.38% , 07/22/30 .................. 1,936 1,703,171
(1-day SOFR + 1.25%), 5.10% , 07/23/30
(f)
1,590 1,633,478
(1-day SOFR + 1.06%), 5.05% , 02/12/31
(f)
805 825,039
(1-day SOFR + 1.30%), 5.08% , 05/15/31
(f)
230 236,240
(1-day SOFR + 1.02%), 2.68% , 01/27/33
(f)
1,065 953,431
(1-day SOFR + 2.11%), 4.97% , 07/22/33
(f)
. 1,290 1,293,573
(1-day SOFR + 2.09%), 5.85% , 10/21/33
(f)
1,580 1,684,266
(1-day SOFR + 1.60%), 4.84% , 02/01/34
(f)
1,750 1,759,413
(1-day SOFR + 2.26%), 5.84% , 06/12/34
(f)
1,720 1,834,005
(1-day SOFR + 1.86%), 5.68% , 01/23/35
(f)
1,900 2,002,032
(1-day SOFR + 1.41%), 5.42% , 02/12/36
(f)
1,235 1,281,297
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.49% ,
11/03/36
(f)
..................... 1,325 1,144,955
US Bank NA, (1-day SOFR + 0.91%), 4.73%,
05/15/28
(f)
..................... 50 50,416
Wachovia Corp., 5.50%, 08/01/35 ........ 992 1,021,437
Warba Sukuk Ltd., 5.35%, 07/10/29
(e)
...... 600 618,312
Webster Financial Corp., 4.10%, 03/25/29 ... 343 337,045
Wells Fargo & Co.
4.30% , 07/22/27 .................. 2,529 2,535,706
Series W , (1-day SOFR + 0.78%), 4.90% ,
01/24/28
(f)
.................... 2,725 2,748,745
(1-day SOFR + 1.51%), 3.53% , 03/24/28
(f)
4,310 4,273,528
(1-day SOFR + 1.07%), 5.71% , 04/22/28
(f)
3,215 3,284,948
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28
(f)
.................... 3,115 3,088,294
(1-day SOFR + 2.10%), 2.39% , 06/02/28
(f)
3,250 3,163,057
(1-day SOFR + 1.98%), 4.81% , 07/25/28
(f)
2,860 2,892,228
4.15% , 01/24/29 .................. 3,155 3,154,794
(1-day SOFR + 1.37%), 4.97% , 04/23/29
(f)
2,710 2,758,781
(1-day SOFR + 1.74%), 5.57% , 07/25/29
(f)
3,850 3,985,827
(1-day SOFR + 0.88%), 4.08% , 09/15/29
(f)
2,670 2,662,959
(1-day SOFR + 1.79%), 6.30% , 10/23/29
(f)
2,580 2,728,481
Series B , 7.95% , 11/15/29 ............ 386 433,594
(1-day SOFR + 1.50%), 5.20% , 01/23/30
(f)
3,305 3,400,270
(3-mo. CME Term SOFR + 1.43%), 2.88% ,
10/30/30
(f)
.................... 3,055 2,898,216
(1-day SOFR + 1.11%), 5.24% , 01/24/31
(f)
. 1,390 1,437,623
(3-mo. CME Term SOFR + 1.26%), 2.57% ,
02/11/31
(f)
..................... 3,342 3,112,684
(3-mo. CME Term SOFR + 4.03%), 4.48% ,
04/04/31
(f)
.................... 2,130 2,143,125
(1-day SOFR + 1.50%), 5.15% , 04/23/31
(f)
4,320 4,455,537
(1-day SOFR + 1.50%), 3.35% , 03/02/33
(f)
4,220 3,935,565
(1-day SOFR + 2.10%), 4.90% , 07/25/33
(f)
4,005 4,065,150
(1-day SOFR + 2.02%), 5.39% , 04/24/34
(f)
3,850 3,998,952
(1-day SOFR + 1.99%), 5.56% , 07/25/34
(f)
4,095 4,296,650
(1-day SOFR + 2.06%), 6.49% , 10/23/34
(f)
3,135 3,482,347
(1-day SOFR + 1.78%), 5.50% , 01/23/35
(f)
2,815 2,936,409
5.38% , 02/07/35 .................. 675 713,264
(1-day SOFR + 1.38%), 5.21% , 12/03/35
(f)
2,465 2,522,808
(1-day SOFR + 1.74%), 5.61% , 04/23/36
(f)
2,805 2,944,021
(1-day SOFR + 1.34%), 4.89% , 09/15/36
(f)
2,645 2,642,651
5.95% , 12/15/36 .................. 513 536,090
(1-day SOFR + 2.53%), 3.07% , 04/30/41
(f)
3,590 2,798,423
5.38% , 11/02/43 .................. 1,922 1,876,371
5.61% , 01/15/44 .................. 2,358 2,370,447
4.65% , 11/04/44 .................. 1,884 1,668,424
3.90% , 05/01/45 .................. 2,077 1,703,407
4.90% , 11/17/45 .................. 2,050 1,879,558
4.40% , 06/14/46 .................. 2,052 1,739,615

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
4.75% , 12/07/46 .................. USD 1,975 $ 1,754,777
(3-mo. CME Term SOFR + 4.50%), 5.01% ,
04/04/51
(f)
.................... 5,365 5,001,370
(1-day SOFR + 2.13%), 4.61% , 04/25/53
(f)
3,300 2,893,302
Wells Fargo Bank NA
5.25% , 12/11/26 .................. 2,225 2,254,556
5.95% , 08/26/36 .................. 670 714,533
5.85% , 02/01/37 .................. 955 1,011,522
6.60% , 01/15/38 .................. 1,318 1,482,734
Westpac Banking Corp.
3.35% , 03/08/27 .................. 1,084 1,076,614
4.04% , 08/26/27 .................. 330 331,009
5.46% , 11/18/27 .................. 1,375 1,416,787
3.40% , 01/25/28 .................. 820 811,655
5.54% , 11/17/28 .................. 1,060 1,108,423
1.95% , 11/20/28 .................. 1,155 1,089,438
5.05% , 04/16/29 .................. 780 807,357
2.65% , 01/16/30 .................. 697 658,955
4.35% , 07/01/30 .................. 695 702,090
2.15% , 06/03/31 .................. 885 798,299
(USISOA05 + 2.24%), 4.32% , 11/23/31
(f)
.. 1,150 1,147,313
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 5.41% ,
08/10/33
(f)
.................... 860 888,809
6.82% , 11/17/33 .................. 665 745,435
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.11% ,
07/24/34
(f)
.................... 1,185 1,162,019
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67% ,
11/15/35
(f)
..................... 1,645 1,482,036
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.62% ,
11/20/35
(f)
..................... 1,100 1,138,112
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.53%), 3.02% ,
11/18/36
(f)
..................... 1,385 1,241,014
4.42% , 07/24/39 .................. 1,025 952,081
2.96% , 11/16/40 .................. 1,204 925,412
3.13% , 11/18/41 .................. 805 611,911
Westpac New Zealand Ltd.
(d)
5.13% , 02/26/27 .................. 880 891,867
4.90% , 02/15/28 .................. 880 895,063
5.20% , 02/28/29 .................. 710 731,618
4.94% , 02/27/30 .................. 410 420,384
4.22% , 09/16/30 .................. 400 398,303
Wintrust Financial Corp., 4.85%, 06/06/29 ... 365 361,640
Woori Bank
(e)
2.00% , 01/20/27 .................. 200 195,202
4.75% , 01/24/27 .................. 400 403,353
4.88% , 01/26/28 .................. 600 610,198
5.13% , 08/06/28 .................. 400 407,766
4.75% , 01/24/29 .................. 400 406,884
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.28%),
6.38%
(f) (h)
..................... 600 629,273
Yapi ve Kredi Bankasi A/S
(e)
9.25% , 10/16/28 .................. 800 871,876
7.13% , 10/10/29 .................. 200 205,973
7.25% , 03/03/30 .................. 400 411,558
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.28%), 9.25% ,
01/17/34
(f)
.................... 900 956,276
Zions Bancorp NA
(1-day SOFR + 1.16%), 4.70% , 08/18/28
(f)
250 249,687
Security
Par (000)
Par (000) Value
Banks (continued)
3.25% , 10/29/29 .................. USD 565 $ 526,116
(1-day SOFR + 2.83%), 6.82% , 11/19/35
(f)
. 450 477,825
Ziraat Katilim Varlik Kiralama A/S, 9.38%,
11/12/26
(e)
..................... 600 628,684
1,540,072,779
Beverages — 0.4%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(e)
................ 600 554,584
Anheuser-Busch Cos. LLC
4.70% , 02/01/36 .................. 4,086 4,045,202
4.90% , 02/01/46 .................. 8,371 7,871,144
Anheuser-Busch InBev Finance, Inc.
4.70% , 02/01/36 .................. 1,100 1,089,691
4.63% , 02/01/44 .................. 1,052 962,051
4.90% , 02/01/46 .................. 1,781 1,669,376
Anheuser-Busch InBev Worldwide, Inc.
4.75% , 01/23/29 .................. 2,298 2,346,919
3.50% , 06/01/30 .................. 1,970 1,922,774
4.90% , 01/23/31 .................. 935 966,783
5.00% , 06/15/34 .................. 1,135 1,172,447
5.88% , 06/15/35 .................. 445 487,930
4.38% , 04/15/38 .................. 900 861,111
8.20% , 01/15/39 .................. 1,173 1,516,557
5.45% , 01/23/39 .................. 1,863 1,933,207
8.00% , 11/15/39 .................. 648 831,377
4.95% , 01/15/42 .................. 1,541 1,487,626
4.60% , 04/15/48 .................. 115 104,779
4.44% , 10/06/48 .................. 2,180 1,909,126
5.55% , 01/23/49 .................. 3,509 3,555,079
4.50% , 06/01/50 .................. 135 123,443
4.75% , 04/15/58 .................. 622 558,215
5.80% , 01/23/59 .................. 1,842 1,924,140
Bacardi Ltd.
4.70% , 05/15/28
(e)
................. 451 454,337
5.25% , 01/15/29
(d)
................. 855 874,309
5.40% , 06/15/33
(e)
................. 710 719,319
5.15% , 05/15/38
(e)
................. 230 218,163
5.90% , 06/15/43
(d)
................. 185 183,338
5.30% , 05/15/48
(e)
................. 500 455,262
Bacardi-Martini BV
(d)
5.55% , 02/01/30 .................. 310 320,290
6.00% , 02/01/35 .................. 335 348,804
Becle SAB de CV, 2.50%, 10/14/31
(c) (e)
..... 800 690,783
Brown-Forman Corp.
4.75% , 04/15/33 .................. 425 430,843
4.00% , 04/15/38 .................. 326 294,222
4.50% , 07/15/45 .................. 706 623,236
Central American Bottling Corp., 5.25%,
04/27/29
(e)
..................... 1,034 1,013,272
Cia Cervecerias Unidas SA, 3.35%, 01/19/32
(e)
600 540,893
Coca-Cola Co. (The)
3.38% , 03/25/27 .................. 1,310 1,304,219
2.90% , 05/25/27 .................. 447 441,172
1.45% , 06/01/27 .................. 1,094 1,055,743
1.50% , 03/05/28 .................. 1,180 1,122,305
1.00% , 03/15/28 .................. 1,190 1,116,848
2.13% , 09/06/29 .................. 1,395 1,308,458
3.45% , 03/25/30 .................. 1,499 1,463,728
1.65% , 06/01/30 .................. 1,880 1,695,871
2.00% , 03/05/31 .................. 982 886,571
1.38% , 03/15/31 .................. 1,505 1,314,027
2.25% , 01/05/32 .................. 1,495 1,343,347
5.00% , 05/13/34 .................. 850 886,407
4.65% , 08/14/34 .................. 550 560,382

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
2.50% , 06/01/40 .................. USD 1,335 $ 995,725
2.88% , 05/05/41 .................. 835 643,953
4.20% , 03/25/50 .................. 735 628,586
2.60% , 06/01/50 .................. 1,328 841,192
3.00% , 03/05/51 .................. 1,378 939,920
2.50% , 03/15/51 .................. 1,331 818,824
5.30% , 05/13/54 .................. 780 777,492
5.20% , 01/14/55 .................. 1,445 1,419,008
2.75% , 06/01/60 .................. 940 564,756
5.40% , 05/13/64 .................. 1,515 1,503,538
Coca-Cola Consolidated, Inc.
5.25% , 06/01/29 .................. 865 895,859
5.45% , 06/01/34 .................. 490 513,365
Coca-Cola Europacific Partners plc, 1.50%,
01/15/27
(d)
..................... 370 358,768
Coca-Cola Femsa SAB de CV
2.75% , 01/22/30 .................. 1,047 984,177
1.85% , 09/01/32 .................. 920 770,122
5.10% , 05/06/35 .................. 450 454,408
5.25% , 11/26/43 .................. 390 383,835
Coca-Cola Icecek A/S, 4.50%, 01/20/29
(e)
... 400 394,937
Constellation Brands, Inc.
3.70% , 12/06/26 .................. 646 643,467
3.50% , 05/09/27 .................. 613 607,220
4.35% , 05/09/27 .................. 620 621,770
3.60% , 02/15/28 .................. 543 536,160
4.65% , 11/15/28 .................. 525 531,334
4.80% , 01/15/29 .................. 315 319,945
3.15% , 08/01/29 .................. 861 827,790
2.88% , 05/01/30 .................. 840 786,174
4.80% , 05/01/30 .................. 250 253,621
2.25% , 08/01/31 .................. 1,180 1,043,229
4.75% , 05/09/32 .................. 95 95,588
4.90% , 05/01/33
(c)
................. 905 911,153
4.95% , 11/01/35 .................. 280 275,795
4.50% , 05/09/47 .................. 630 530,066
4.10% , 02/15/48 .................. 500 398,542
5.25% , 11/15/48 .................. 476 444,375
3.75% , 05/01/50 .................. 495 367,569
Diageo Capital plc
5.30% , 10/24/27 .................. 955 978,147
3.88% , 05/18/28 .................. 790 787,902
2.38% , 10/24/29 .................. 210 196,787
2.00% , 04/29/30 .................. 1,358 1,238,416
2.13% , 04/29/32 .................. 758 657,960
5.50% , 01/24/33 .................. 915 965,517
5.63% , 10/05/33 .................. 895 952,316
5.88% , 09/30/36 .................. 806 874,839
3.88% , 04/29/43 .................. 285 236,067
Diageo Investment Corp.
5.63% , 04/15/35 .................. 600 634,884
7.45% , 04/15/35 .................. 465 560,497
4.25% , 05/11/42 .................. 685 597,497
Embotelladora Andina SA, 3.95%, 01/21/50
(e)
. 200 155,185
Fomento Economico Mexicano SAB de CV
4.38% , 05/10/43 .................. 60 53,006
3.50% , 01/16/50 .................. 176 129,457
Heineken NV
(d)
3.50% , 01/29/28 .................. 1,480 1,464,462
4.00% , 10/01/42 .................. 470 396,385
4.35% , 03/29/47 .................. 840 710,696
Keurig Dr Pepper, Inc.
5.10% , 03/15/27 .................. 355 358,340
3.43% , 06/15/27 .................. 854 844,197
4.35% , 05/15/28 .................. 485 485,288
Security
Par (000)
Par (000) Value
Beverages (continued)
4.60% , 05/25/28 .................. USD 755 $ 759,308
5.05% , 03/15/29 .................. 570 580,796
3.95% , 04/15/29 .................. 610 601,279
3.20% , 05/01/30 .................. 1,118 1,057,567
4.60% , 05/15/30 .................. 350 350,831
Series 31* , 2.25% , 03/15/31 .......... 405 359,361
Series 10 , 5.20% , 03/15/31 ........... 540 553,537
4.05% , 04/15/32 .................. 759 727,557
5.30% , 03/15/34 .................. 450 457,599
5.15% , 05/15/35 .................. 350 349,534
4.50% , 11/15/45 .................. 435 365,435
4.42% , 12/15/46 .................. 465 381,045
5.09% , 05/25/48 .................. 350 314,148
3.80% , 05/01/50 .................. 775 571,078
3.35% , 03/15/51 .................. 575 387,828
4.50% , 04/15/52 .................. 1,121 912,778
Molson Coors Beverage Co.
5.00% , 05/01/42 .................. 1,165 1,082,612
4.20% , 07/15/46 .................. 1,751 1,431,778
Pepsico Singapore Financing I Pte. Ltd.
4.65% , 02/16/27 .................. 575 580,437
4.55% , 02/16/29 .................. 805 818,998
4.70% , 02/16/34 .................. 545 547,718
PepsiCo, Inc.
5.13% , 11/10/26 .................. 745 753,316
4.40% , 02/07/27 .................. 425 428,062
2.63% , 03/19/27 .................. 670 659,428
3.00% , 10/15/27 .................. 1,425 1,405,336
4.45% , 02/07/28 .................. 525 532,033
3.60% , 02/18/28 .................. 755 751,336
4.45% , 05/15/28 .................. 790 801,806
4.10% , 01/15/29 .................. 1,045 1,050,446
7.00% , 03/01/29 .................. 475 518,779
4.50% , 07/17/29 .................. 880 897,189
2.63% , 07/29/29 .................. 1,202 1,144,654
4.60% , 02/07/30 .................. 445 454,916
2.75% , 03/19/30 .................. 1,445 1,368,168
1.63% , 05/01/30 .................. 1,050 945,921
4.30% , 07/23/30 .................. 480 483,985
1.40% , 02/25/31 .................. 816 711,484
1.95% , 10/21/31 .................. 970 856,482
3.90% , 07/18/32 .................. 1,280 1,254,788
4.65% , 07/23/32 .................. 610 622,328
4.45% , 02/15/33
(c)
................. 810 820,017
4.80% , 07/17/34 .................. 770 786,065
5.00% , 02/07/35 .................. 685 703,080
5.00% , 07/23/35 .................. 1,200 1,229,492
5.50% , 01/15/40 .................. 250 263,476
3.50% , 03/19/40 .................. 275 232,258
4.88% , 11/01/40 .................. 255 250,861
2.63% , 10/21/41 .................. 766 559,596
4.00% , 03/05/42 .................. 535 467,095
3.60% , 08/13/42 .................. 459 377,746
4.25% , 10/22/44 .................. 210 185,343
4.45% , 04/14/46 .................. 895 805,609
3.45% , 10/06/46 .................. 853 657,374
4.00% , 05/02/47 .................. 540 449,774
3.38% , 07/29/49 .................. 558 411,667
2.88% , 10/15/49 .................. 754 507,877
3.63% , 03/19/50 .................. 975 750,322
2.75% , 10/21/51 .................. 797 512,922
4.20% , 07/18/52 .................. 510 426,387
4.65% , 02/15/53 .................. 480 432,591
5.25% , 07/17/54 .................. 790 781,074
3.88% , 03/19/60 .................. 615 476,614

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
Pernod Ricard International Finance LLC
(d)
1.25% , 04/01/28 .................. USD 860 $ 802,713
1.63% , 04/01/31 .................. 1,155 998,669
2.75% , 10/01/50 .................. 418 253,717
Pernod Ricard SA, 5.50%, 01/15/42
(d)
..... 785 777,433
Primo Water Holdings, Inc.
(d)
6.25% , 04/01/29 .................. 815 818,378
4.38% , 04/30/29 .................. 763 741,653
Suntory Holdings Ltd., 5.12%, 06/11/29
(d)
... 560 574,088
141,805,390
Biotechnology — 0.4%
AbbVie, Inc.
2.95% , 11/21/26 .................. 3,189 3,157,140
4.80% , 03/15/27 .................. 2,300 2,323,826
4.65% , 03/15/28 .................. 1,310 1,330,490
4.25% , 11/14/28 .................. 1,396 1,406,532
4.80% , 03/15/29 .................. 2,885 2,951,719
3.20% , 11/21/29 .................. 4,808 4,640,457
4.88% , 03/15/30 .................. 1,235 1,271,123
4.95% , 03/15/31 .................. 2,260 2,336,403
5.05% , 03/15/34 .................. 3,050 3,138,462
4.55% , 03/15/35 .................. 1,672 1,651,685
5.20% , 03/15/35 .................. 1,105 1,142,405
4.50% , 05/14/35 .................. 2,259 2,217,925
4.30% , 05/14/36 .................. 1,055 1,012,358
4.05% , 11/21/39 .................. 3,849 3,444,086
4.63% , 10/01/42 .................. 673 624,648
4.40% , 11/06/42 .................. 2,228 2,011,466
5.35% , 03/15/44 .................. 595 597,088
4.85% , 06/15/44 .................. 1,106 1,040,919
4.75% , 03/15/45 .................. 1,035 961,250
4.70% , 05/14/45 .................. 2,533 2,326,181
4.45% , 05/14/46 .................. 1,850 1,636,551
4.88% , 11/14/48 .................. 1,472 1,366,664
4.25% , 11/21/49 .................. 5,414 4,556,260
5.40% , 03/15/54 .................. 2,890 2,868,899
5.60% , 03/15/55 .................. 735 752,590
5.50% , 03/15/64 .................. 1,390 1,388,152
Amgen, Inc.
2.20% , 02/21/27 .................. 1,507 1,471,343
3.20% , 11/02/27 .................. 1,112 1,094,288
5.15% , 03/02/28 .................. 3,340 3,414,418
1.65% , 08/15/28 .................. 1,225 1,147,603
3.00% , 02/22/29 .................. 1,245 1,201,033
4.05% , 08/18/29 .................. 1,335 1,328,092
2.45% , 02/21/30 .................. 1,233 1,144,992
5.25% , 03/02/30 .................. 2,435 2,526,425
2.30% , 02/25/31 .................. 1,343 1,212,880
2.00% , 01/15/32 .................. 1,000 869,010
3.35% , 02/22/32 .................. 958 901,816
4.20% , 03/01/33 .................. 710 692,691
5.25% , 03/02/33 .................. 4,130 4,276,101
6.38% , 06/01/37 .................. 545 605,766
6.40% , 02/01/39 .................. 181 198,816
3.15% , 02/21/40 .................. 1,709 1,348,726
5.75% , 03/15/40 .................. 280 290,631
2.80% , 08/15/41 .................. 85 62,608
4.95% , 10/01/41 .................. 753 712,471
5.15% , 11/15/41 .................. 650 633,637
5.65% , 06/15/42 .................. 520 532,724
5.60% , 03/02/43 .................. 2,520 2,553,756
4.40% , 05/01/45 .................. 2,282 1,978,799
4.56% , 06/15/48 .................. 1,149 994,327
3.38% , 02/21/50 .................. 1,622 1,176,896
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.66% , 06/15/51 .................. USD 3,327 $ 2,904,455
3.00% , 01/15/52 .................. 386 256,356
4.20% , 02/22/52 .................. 790 636,388
4.88% , 03/01/53 .................. 1,017 911,468
5.65% , 03/02/53 .................. 3,965 3,956,349
2.77% , 09/01/53 .................. 906 548,692
4.40% , 02/22/62 .................. 1,080 862,376
5.75% , 03/02/63 .................. 2,455 2,453,298
Baxalta, Inc., 5.25%, 06/23/45 .......... 585 564,937
Biocon Biologics Global plc, 6.67%, 10/09/29
(e)
800 790,444
Biogen, Inc.
2.25% , 05/01/30 .................. 1,758 1,608,858
5.05% , 01/15/31 .................. 210 215,982
5.75% , 05/15/35 .................. 480 503,506
5.20% , 09/15/45 .................. 1,080 1,000,485
3.15% , 05/01/50 .................. 1,475 968,047
3.25% , 02/15/51 .................. 700 464,666
6.45% , 05/15/55 .................. 565 602,595
CSL Finance plc
(d)
3.85% , 04/27/27 .................. 450 448,614
4.05% , 04/27/29 .................. 970 968,019
4.25% , 04/27/32 .................. 575 565,981
5.11% , 04/03/34 .................. 855 880,012
4.63% , 04/27/42 .................. 625 572,153
4.75% , 04/27/52 .................. 1,000 882,228
5.42% , 04/03/54 .................. 720 701,161
4.95% , 04/27/62 .................. 495 441,133
Emergent BioSolutions, Inc., 3.88%,
08/15/28
(c) (d)
.................... 470 416,171
Gilead Sciences, Inc.
2.95% , 03/01/27 .................. 1,100 1,086,994
1.20% , 10/01/27 .................. 930 884,951
4.80% , 11/15/29 .................. 750 770,199
1.65% , 10/01/30 .................. 1,310 1,165,647
5.25% , 10/15/33 .................. 990 1,038,139
5.10% , 06/15/35 .................. 925 951,395
4.60% , 09/01/35 .................. 1,100 1,088,567
4.00% , 09/01/36 .................. 750 699,820
2.60% , 10/01/40 .................. 1,188 876,303
5.65% , 12/01/41 .................. 880 919,484
4.80% , 04/01/44 .................. 1,701 1,589,918
4.50% , 02/01/45 .................. 1,613 1,447,947
4.75% , 03/01/46 .................. 1,991 1,833,595
4.15% , 03/01/47 .................. 1,607 1,354,931
2.80% , 10/01/50 .................. 1,652 1,070,677
5.55% , 10/15/53 .................. 805 815,300
5.50% , 11/15/54 .................. 870 876,635
5.60% , 11/15/64 .................. 735 743,102
Grifols SA, 4.75%, 10/15/28
(d)
.......... 760 734,529
Regeneron Pharmaceuticals, Inc.
1.75% , 09/15/30 .................. 1,365 1,210,106
2.80% , 09/15/50 .................. 907 569,446
131,377,187
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.
3.40% , 12/06/27 .................. 2,850 2,818,958
4.88% , 05/26/30 .................. 660 682,987
2.13% , 02/09/31
(c)
................. 1,395 1,267,585
4.50% , 11/28/34 .................. 763 759,876
5.25% , 05/26/35 .................. 790 831,299
4.00% , 12/06/37 .................. 1,263 1,176,679
2.70% , 02/09/41
(c)
................. 1,155 875,235
4.20% , 12/06/47 .................. 1,795 1,562,600
3.15% , 02/09/51 .................. 1,568 1,113,981

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
5.63% , 11/26/54 .................. USD 400 $ 422,972
4.40% , 12/06/57 .................. 820 714,566
3.25% , 02/09/61 .................. 888 608,852
Amazon.com, Inc.
3.30% , 04/13/27 .................. 1,855 1,841,675
1.20% , 06/03/27 .................. 965 927,249
3.15% , 08/22/27 .................. 3,423 3,386,924
4.55% , 12/01/27 .................. 2,595 2,632,149
1.65% , 05/12/28 .................. 2,055 1,948,457
3.45% , 04/13/29 .................. 1,333 1,312,684
4.65% , 12/01/29 .................. 1,745 1,789,651
1.50% , 06/03/30 .................. 2,224 1,992,995
2.10% , 05/12/31 .................. 2,933 2,639,063
3.60% , 04/13/32 .................. 2,208 2,133,100
4.70% , 12/01/32 .................. 2,030 2,083,505
4.80% , 12/05/34 .................. 1,288 1,326,623
3.88% , 08/22/37 .................. 2,440 2,242,424
2.88% , 05/12/41 .................. 2,195 1,680,647
4.95% , 12/05/44 .................. 1,776 1,741,215
4.05% , 08/22/47 .................. 3,108 2,610,201
2.50% , 06/03/50 .................. 2,206 1,354,106
3.10% , 05/12/51 .................. 2,964 2,032,833
3.95% , 04/13/52 .................. 2,305 1,855,128
4.25% , 08/22/57 .................. 2,109 1,748,567
2.70% , 06/03/60 .................. 1,885 1,101,500
3.25% , 05/12/61 .................. 1,640 1,087,452
4.10% , 04/13/62 .................. 1,400 1,112,341
ANGI Group LLC, 3.88%, 08/15/28
(c) (d)
..... 505 466,273
eBay, Inc.
3.60% , 06/05/27 .................. 900 893,589
5.95% , 11/22/27 .................. 230 238,328
2.70% , 03/11/30 .................. 1,070 1,001,171
2.60% , 05/10/31 .................. 770 701,183
6.30% , 11/22/32 .................. 525 576,763
4.00% , 07/15/42 .................. 905 754,162
3.65% , 05/10/51 .................. 1,126 845,688
El Puerto de Liverpool SAB de CV
(e)
6.26% , 01/22/32
(c)
................. 600 637,766
6.66% , 01/22/37 .................. 400 428,294
Falabella SA, 3.38%, 01/15/32
(c) (e)
........ 600 537,581
Getty Images, Inc.
(d)
14.00% , 03/01/28
(c)
................ 300 291,644
11.25% , 02/21/30 ................. 305 302,748
10.50% , 11/15/30 ................. 520 524,315
GrubHub Holdings, Inc., 13.00%, (13.00% Cash
or 7.00% PIK), 07/31/30
(c) (d) (g)
......... 505 422,347
JD.com, Inc.
3.38% , 01/14/30
(c)
................. 713 693,155
4.13% , 01/14/50 .................. 385 324,408
Kohl's Corp.
10.00% , 06/01/30
(d)
................ 150 162,916
5.13% , 05/01/31 .................. 550 429,170
5.55% , 07/17/45 .................. 433 280,946
Liberty Interactive LLC
8.50% , 07/15/29
(c)
................. 299 24,450
8.25% , 02/01/30 .................. 505 40,947
Macy's Retail Holdings LLC
5.88% , 03/15/30
(d)
................. 171 170,913
6.13% , 03/15/32
(c) (d)
................ 405 406,789
7.38% , 08/01/33
(c) (d)
................ 260 274,048
6.70% , 07/15/34
(d)
................. 156 146,627
4.50% , 12/15/34 .................. 380 336,883
6.38% , 03/15/37 .................. 225 209,561
5.13% , 01/15/42 .................. 282 227,901
4.30% , 02/15/43 .................. 260 187,406
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Marks & Spencer plc, 7.13%, 12/01/37
(c) (d)
... USD 290 $ 319,467
Match Group Holdings II LLC
(d)
5.00% , 12/15/27 .................. 495 493,441
4.63% , 06/01/28 .................. 550 542,148
5.63% , 02/15/29 .................. 360 358,991
4.13% , 08/01/30 .................. 619 583,203
3.63% , 10/01/31 .................. 525 475,948
6.13% , 09/15/33 .................. 485 489,248
MercadoLibre, Inc., 3.13%, 01/14/31 ...... 600 551,224
Nordstrom, Inc.
4.00% , 03/15/27 .................. 412 406,011
6.95% , 03/15/28 .................. 332 344,943
4.38% , 04/01/30 .................. 550 521,506
4.25% , 08/01/31 .................. 475 434,474
5.00% , 01/15/44 .................. 859 650,155
Prosus NV
(e)
3.26% , 01/19/27 .................. 1,000 984,683
4.85% , 07/06/27
(c)
................. 600 604,694
3.68% , 01/21/30 .................. 1,057 1,015,119
3.06% , 07/13/31 .................. 1,800 1,638,500
4.19% , 01/19/32 .................. 1,000 961,111
4.03% , 08/03/50 .................. 1,200 854,794
3.83% , 02/08/51 .................. 1,600 1,095,442
4.99% , 01/19/52 .................. 800 654,630
QVC, Inc.
6.88% , 04/15/29
(c) (d)
................ 613 282,834
5.45% , 08/15/34 .................. 315 138,221
5.95% , 03/15/43 .................. 300 135,459
Rakuten Group, Inc.
(d)
11.25% , 02/15/27 ................. 1,740 1,880,959
9.75% , 04/15/29 .................. 1,922 2,153,458
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.25%),
8.13%
(f) (h)
..................... 590 615,254
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.96%),
6.25%
(c) (f) (h)
.................... 790 763,310
SGUS LLC, 11.00%, 12/15/29
(d)
......... 1,203 1,040,977
Wayfair LLC
(d)
7.25% , 10/31/29 .................. 815 842,812
7.75% , 09/15/30 .................. 600 633,241
90,420,308
Building Products — 0.2%
ACProducts Holdings, Inc., 6.38%, 05/15/29
(d)
560 336,266
Advanced Drainage Systems, Inc.
(d)
5.00% , 09/30/27 .................. 370 368,853
6.38% , 06/15/30 .................. 526 535,594
Allegion plc, 3.50%, 10/01/29 .......... 510 493,454
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(d)
..................... 355 371,291
Amrize Finance US LLC
(d)
4.60% , 04/07/27 .................. 175 176,040
4.70% , 04/07/28 .................. 240 242,811
4.95% , 04/07/30 .................. 110 112,592
5.40% , 04/07/35 .................. 990 1,021,814
7.13% , 07/15/36 .................. 310 357,807
4.75% , 09/22/46 .................. 260 232,190
Builders FirstSource, Inc.
(d)
5.00% , 03/01/30 .................. 566 560,424
4.25% , 02/01/32 .................. 1,207 1,142,838
6.38% , 06/15/32 .................. 700 725,434
6.38% , 03/01/34 .................. 1,075 1,113,528
6.75% , 05/15/35 .................. 75 78,757

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(d)
..................... USD 735 $ 680,578
Carlisle Cos., Inc.
3.75% , 12/01/27 .................. 765 759,922
2.75% , 03/01/30 .................. 774 726,511
2.20% , 03/01/32 .................. 500 433,464
5.25% , 09/15/35 .................. 200 203,503
5.55% , 09/15/40 .................. 170 172,452
Carrier Global Corp.
2.49% , 02/15/27 .................. 921 902,639
2.72% , 02/15/30 .................. 2,373 2,226,423
2.70% , 02/15/31 .................. 605 558,029
5.90% , 03/15/34 .................. 503 541,422
3.38% , 04/05/40 .................. 1,466 1,192,655
3.58% , 04/05/50 .................. 1,329 1,002,918
6.20% , 03/15/54 .................. 694 764,209
Cornerstone Building Brands, Inc.
(d)
6.13% , 01/15/29 .................. 264 200,732
9.50% , 08/15/29 .................. 505 466,146
CP Atlas Buyer, Inc.
(d)
9.75% , 07/15/30 .................. 115 120,040
12.75% , ( 12.75 % Cash or 12.75 % PIK),
01/15/31
(f) (g)
................... 535 517,106
CRH America Finance, Inc.
3.40% , 05/09/27
(d)
................. 165 163,213
3.95% , 04/04/28
(d)
................. 1,035 1,032,536
4.40% , 02/09/31 .................. 775 774,081
5.40% , 05/21/34 .................. 770 797,921
5.50% , 01/09/35 .................. 1,175 1,225,799
5.00% , 02/09/36 .................. 760 761,457
4.40% , 05/09/47
(d)
................. 70 59,869
4.50% , 04/04/48
(d)
................. 675 585,972
5.88% , 01/09/55 .................. 240 251,201
5.60% , 02/09/56 .................. 555 554,135
CRH SMW Finance DAC
5.20% , 05/21/29 .................. 580 597,889
5.13% , 01/09/30 .................. 670 689,152
EMRLD Borrower LP
(d)
6.63% , 12/15/30 .................. 2,646 2,719,310
6.75% , 07/15/31 .................. 498 516,293
Fortune Brands Innovations, Inc.
3.25% , 09/15/29 .................. 875 838,404
4.00% , 03/25/32 .................. 475 453,403
5.88% , 06/01/33 .................. 387 409,170
4.50% , 03/25/52 .................. 435 357,118
Griffon Corp., 5.75%, 03/01/28 .......... 973 972,479
James Hardie International Finance DAC,
5.00%, 01/15/28
(d)
................ 410 408,042
JELD-WEN, Inc.
(d)
4.88% , 12/15/27 .................. 505 491,114
7.00% , 09/01/32
(c)
................. 375 309,419
JH North America Holdings, Inc.
(d)
5.88% , 01/31/31 .................. 60 61,115
6.13% , 07/31/32 .................. 105 107,762
Johnson Controls International plc
5.50% , 04/19/29 .................. 910 945,824
1.75% , 09/15/30 .................. 795 706,412
2.00% , 09/16/31 .................. 510 446,294
4.90% , 12/01/32 .................. 750 763,886
6.00% , 01/15/36 .................. 479 520,824
4.62% , 07/02/44 .................. 330 295,411
4.50% , 02/15/47 .................. 563 490,392
4.95% , 07/02/64 .................. 343 300,957
Lennox International, Inc.
1.70% , 08/01/27 .................. 470 449,629
Security
Par (000)
Par (000) Value
Building Products (continued)
5.50% , 09/15/28 .................. USD 680 $ 702,427
Limak Cimento Sanayi ve Ticaret A/S, 9.75%,
07/25/29
(e)
..................... 600 614,918
Masco Corp.
3.50% , 11/15/27 .................. 561 553,489
1.50% , 02/15/28 .................. 620 582,823
2.00% , 10/01/30 .................. 293 262,405
2.00% , 02/15/31 .................. 722 634,836
4.50% , 05/15/47
(c)
................. 410 349,212
3.13% , 02/15/51 .................. 311 207,612
Masterbrand, Inc., 7.00%, 07/15/32
(d)
...... 710 737,723
Miter Brands Acquisition Holdco, Inc., 6.75%,
04/01/32
(d)
..................... 724 743,188
MIWD Holdco II LLC, 5.50%, 02/01/30
(d)
.... 555 539,633
New Enterprise Stone & Lime Co., Inc.
(d)
5.25% , 07/15/28 .................. 606 602,364
9.75% , 07/15/28 .................. 270 270,974
Oscar AcquisitionCo LLC, 9.50%, 04/15/30
(d)
. 530 389,810
Owens Corning
5.50% , 06/15/27 .................. 340 346,784
3.95% , 08/15/29 .................. 459 453,824
3.50% , 02/15/30 .................. 435 419,852
3.88% , 06/01/30 .................. 265 259,469
5.70% , 06/15/34 .................. 485 509,869
7.00% , 12/01/36 .................. 439 503,914
4.30% , 07/15/47 .................. 450 374,124
4.40% , 01/30/48 .................. 660 553,562
5.95% , 06/15/54 .................. 360 368,913
Quikrete Holdings, Inc.
(d)
6.38% , 03/01/32 .................. 3,560 3,695,518
6.75% , 03/01/33 .................. 1,170 1,216,724
Sisecam UK plc
(e)
8.25% , 05/02/29 .................. 600 613,434
8.63% , 05/02/32 .................. 800 824,208
Smyrna Ready Mix Concrete LLC
(d)
6.00% , 11/01/28 .................. 1,110 1,105,552
8.88% , 11/15/31 .................. 1,135 1,196,722
St. Marys Cement, Inc., 5.75%, 04/02/34
(e)
.. 400 415,623
Standard Building Solutions, Inc.
(d)
6.50% , 08/15/32 .................. 940 966,822
6.25% , 08/01/33 .................. 480 490,106
Standard Industries, Inc.
(d)
4.75% , 01/15/28 .................. 1,070 1,065,878
4.38% , 07/15/30 .................. 1,471 1,419,165
3.38% , 01/15/31 .................. 1,086 989,912
Trane Technologies Financing Ltd.
3.80% , 03/21/29 .................. 1,197 1,185,503
5.25% , 03/03/33 .................. 455 473,847
5.10% , 06/13/34 .................. 885 909,805
4.65% , 11/01/44 .................. 170 154,956
4.50% , 03/21/49 .................. 345 300,942
Trane Technologies Holdco, Inc.
3.75% , 08/21/28 .................. 956 949,895
5.75% , 06/15/43 .................. 468 491,270
4.30% , 02/21/48 .................. 535 456,422
Votorantim Cimentos International SA, 7.25%,
04/05/41
(e)
..................... 400 449,528
Wilsonart LLC, 11.00%, 08/15/32
(c) (d)
...... 535 505,608
70,254,090
Capital Markets — 2.0%
Aberdeen Group plc, 4.25%, 06/30/28
(e)
.... 550 542,638
Abu Dhabi Developmental Holding Co. PJSC
(e)
5.38% , 05/08/29 .................. 1,200 1,249,497
4.50% , 05/06/30 .................. 600 606,692

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.38% , 10/02/31 .................. USD 1,000 $ 1,003,796
5.50% , 05/08/34 .................. 1,200 1,278,944
5.00% , 05/06/35 .................. 1,200 1,229,347
5.25% , 10/02/54 .................. 1,000 998,102
Aercap Sukuk Ltd., 4.50%, 10/03/29
(d)
..... 110 109,257
Affiliated Managers Group, Inc.
3.30% , 06/15/30 .................. 530 503,964
5.50% , 08/20/34 .................. 450 461,451
AG Issuer LLC, 6.25%, 03/01/28
(d)
....... 495 495,190
Ameriprise Financial, Inc.
5.70% , 12/15/28 .................. 625 653,572
4.50% , 05/13/32 .................. 780 784,143
5.15% , 05/15/33 .................. 620 643,507
5.20% , 04/15/35 .................. 490 500,571
Amipeace Ltd.
(e)
1.75% , 11/09/26 .................. 600 586,322
2.25% , 10/22/30 .................. 1,000 921,485
Antares Holdings LP
(d)
2.75% , 01/15/27 .................. 415 403,253
7.95% , 08/11/28 .................. 410 434,588
6.50% , 02/08/29 .................. 490 499,869
6.35% , 10/23/29 .................. 330 336,219
Apollo Debt Solutions BDC
6.90% , 04/13/29 .................. 900 941,909
5.88% , 08/30/30
(d)
................. 340 343,845
6.70% , 07/29/31 .................. 730 768,990
6.55% , 03/15/32
(d)
................. 145 150,715
Apollo Management Holdings LP
(d)
4.87% , 02/15/29 .................. 505 511,377
2.65% , 06/05/30 .................. 193 177,465
5.00% , 03/15/48 .................. 405 369,781
Ares Capital Corp.
7.00% , 01/15/27 .................. 670 688,281
2.88% , 06/15/27 .................. 655 638,684
2.88% , 06/15/28 .................. 1,108 1,054,945
5.88% , 03/01/29 .................. 895 916,370
5.95% , 07/15/29 .................. 830 851,557
5.50% , 09/01/30 .................. 575 579,904
5.10% , 01/15/31 .................. 300 295,542
3.20% , 11/15/31 .................. 695 615,177
5.80% , 03/08/32 .................. 680 686,528
Ares Finance Co. II LLC, 3.25%, 06/15/30
(d)
.. 620 584,218
Ares Finance Co. IV LLC, 3.65%, 02/01/52
(c) (d)
570 404,208
Ares Management Corp.
6.38% , 11/10/28 .................. 480 506,020
5.60% , 10/11/54 .................. 300 286,438
Ares Strategic Income Fund
5.70% , 03/15/28 .................. 455 460,575
5.45% , 09/09/28
(d)
................. 375 376,673
4.85% , 01/15/29
(d)
................. 360 354,721
6.35% , 08/15/29 .................. 670 690,621
5.60% , 02/15/30 .................. 250 251,521
5.80% , 09/09/30
(d)
................. 320 322,524
5.15% , 01/15/31
(d)
................. 330 323,591
6.20% , 03/21/32 .................. 775 791,961
Aretec Group, Inc.
(d)
7.50% , 04/01/29
(c)
................. 410 412,608
10.00% , 08/15/30 ................. 675 734,053
B3 SA - Brasil Bolsa Balcao, 4.13%,
09/20/31
(c) (e)
.................... 600 562,249
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30
(c)
..................... 80 79,721
Bank of New York Mellon (The), (1-day SOFR +
1.14%), 4.73%, 04/20/29
(f)
........... 410 416,720
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Bank of New York Mellon Corp. (The)
2.05% , 01/26/27 .................. USD 695 $ 679,714
3.25% , 05/16/27 .................. 508 502,877
3.40% , 01/29/28 .................. 854 845,140
(3-mo. CME Term SOFR + 1.33%), 3.44% ,
02/07/28
(f)
.................... 663 658,385
3.85% , 04/28/28 .................. 1,140 1,141,192
(1-day SOFR + 0.68%), 4.44% , 06/09/28
(f)
485 488,027
(1-day SOFR + 1.15%), 3.99% , 06/13/28
(f)
612 611,623
1.65% , 07/14/28 .................. 735 694,031
(1-day SOFR + 0.84%), 4.89% , 07/21/28
(f)
575 583,256
(SOFR Index + 1.80%), 5.80% , 10/25/28
(f)
. 940 971,558
3.00% , 10/30/28 .................. 723 701,608
Series J , 1.90% , 01/25/29 ............ 555 520,148
(1-day SOFR + 1.17%), 4.54% , 02/01/29
(f)
725 732,800
3.85% , 04/26/29 .................. 595 593,716
3.30% , 08/23/29
(c)
................. 1,043 1,010,312
(1-day SOFR + 1.60%), 6.32% , 10/25/29
(f)
1,005 1,068,397
(1-day SOFR + 1.09%), 4.98% , 03/14/30
(f)
965 990,498
(1-day SOFR + 1.76%), 4.60% , 07/26/30
(f)
540 548,549
1.65% , 01/28/31 .................. 515 453,341
(1-day SOFR + 0.89%), 4.94% , 02/11/31
(f)
. 620 636,916
1.80% , 07/28/31 .................. 665 584,977
2.50% , 01/26/32
(c)
................. 620 560,901
(1-day SOFR + 1.23%), 5.06% , 07/22/32
(f)
955 986,818
(1-day SOFR + 1.42%), 4.29% , 06/13/33
(f)
820 808,521
(SOFR Index + 2.07%), 5.83% , 10/25/33
(f)
. 1,475 1,587,151
(1-day SOFR + 1.51%), 4.71% , 02/01/34
(f)
600 602,526
Series J , (1-day SOFR + 1.61%), 4.97% ,
04/26/34
(f)
.................... 990 1,008,787
(1-day SOFR + 1.85%), 6.47% , 10/25/34
(f)
920 1,026,199
(1-day SOFR + 1.42%), 5.19% , 03/14/35
(f)
665 684,754
(1-day SOFR + 1.25%), 5.23% , 11/20/35
(f)
. 735 760,821
(1-day SOFR + 1.35%), 5.32% , 06/06/36
(f)
645 667,800
(1-day SOFR + 1.77%), 5.61% , 07/21/39
(f)
505 528,248
Barings BDC, Inc.
3.30% , 11/23/26 .................. 125 122,967
5.20% , 09/15/28 .................. 25 24,880
7.00% , 02/15/29 .................. 255 263,461
Barings Private Credit Corp., 6.15%, 06/11/30
(d)
75 74,468
BGC Group, Inc.
8.00% , 05/25/28 .................. 430 459,288
6.60% , 06/10/29 .................. 595 619,370
6.15% , 04/02/30 .................. 345 356,275
Blackstone Holdings Finance Co. LLC
(d)
3.15% , 10/02/27 .................. 460 451,844
5.90% , 11/03/27 .................. 900 929,551
1.63% , 08/05/28 .................. 28 26,194
2.50% , 01/10/30 .................. 765 712,562
1.60% , 03/30/31 .................. 1,080 936,578
2.00% , 01/30/32 .................. 473 405,763
2.55% , 03/30/32 .................. 715 631,593
6.20% , 04/22/33 .................. 570 617,950
5.00% , 06/15/44 .................. 540 510,686
4.45% , 07/15/45
(c)
................. 435 380,395
4.00% , 10/02/47 .................. 380 303,200
3.50% , 09/10/49 .................. 461 335,740
2.80% , 09/30/50 .................. 333 209,783
2.85% , 08/05/51 .................. 540 342,695
3.20% , 01/30/52 .................. 825 565,859
Blackstone Private Credit Fund
2.63% , 12/15/26 .................. 1,235 1,208,199
3.25% , 03/15/27 .................. 1,050 1,030,178
4.95% , 09/26/27 .................. 455 457,014
7.30% , 11/27/28 .................. 375 398,420

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.00% , 01/15/29 .................. USD 670 $ 651,087
5.95% , 07/16/29 .................. 420 429,236
5.60% , 11/22/29 .................. 270 272,877
5.25% , 04/01/30 .................. 415 412,968
5.05% , 09/10/30 .................. 305 299,794
6.25% , 01/25/31 .................. 465 482,145
6.00% , 01/29/32 .................. 935 955,707
6.00% , 11/22/34
(c)
................. 730 740,296
Blackstone Reg Finance Co. LLC
4.30% , 11/03/30 .................. 405 403,810
5.00% , 12/06/34 .................. 675 677,408
4.95% , 02/15/36 .................. 280 277,882
Blackstone Secured Lending Fund
2.13% , 02/15/27 .................. 880 850,968
5.88% , 11/15/27 .................. 490 500,231
5.35% , 04/13/28 .................. 360 363,628
2.85% , 09/30/28 .................. 660 622,761
5.30% , 06/30/30 .................. 350 349,909
5.13% , 01/31/31 .................. 225 221,752
Blue Owl Capital Corp.
2.63% , 01/15/27 .................. 521 507,482
3.13% , 04/13/27 .................. 395 384,925
2.88% , 06/11/28 .................. 680 642,118
5.95% , 03/15/29 .................. 600 607,980
6.20% , 07/15/30 .................. 285 291,320
Blue Owl Capital Corp. II, 8.45%, 11/15/26 .. 475 490,820
Blue Owl Credit Income Corp.
4.70% , 02/08/27 .................. 496 494,165
7.75% , 09/16/27 .................. 680 710,660
7.95% , 06/13/28 .................. 525 557,530
7.75% , 01/15/29 .................. 425 452,492
6.60% , 09/15/29 .................. 635 656,230
5.80% , 03/15/30 .................. 965 970,289
6.65% , 03/15/31 .................. 600 623,873
Blue Owl Finance LLC
3.13% , 06/10/31 .................. 800 724,858
4.38% , 02/15/32 .................. 550 525,661
6.25% , 04/18/34 .................. 965 1,001,363
4.13% , 10/07/51 .................. 450 320,479
Blue Owl Technology Finance Corp.
2.50% , 01/15/27 .................. 540 523,027
6.10% , 03/15/28
(d)
................. 325 327,416
6.75% , 04/04/29 .................. 595 608,199
Brookfield Asset Management Ltd.
5.80% , 04/24/35 .................. 350 366,127
6.08% , 09/15/55 .................. 475 489,750
Brookfield Capital Finance LLC, 6.09%,
06/14/33 ...................... 690 739,253
Brookfield Finance I UK plc, 2.34%, 01/30/32 . 600 523,003
Brookfield Finance LLC, 3.45%, 04/15/50 ... 947 663,421
Brookfield Finance, Inc.
3.90% , 01/25/28 .................. 1,292 1,282,727
4.85% , 03/29/29 .................. 1,003 1,019,139
4.35% , 04/15/30 .................. 1,058 1,058,498
2.72% , 04/15/31 .................. 863 788,286
6.35% , 01/05/34 .................. 710 771,213
5.68% , 01/15/35 .................. 490 508,855
5.33% , 01/15/36 .................. 285 287,215
4.70% , 09/20/47 .................. 804 702,252
3.50% , 03/30/51 .................. 633 445,619
3.63% , 02/15/52 .................. 555 397,031
5.97% , 03/04/54 .................. 725 745,686
5.81% , 03/03/55 .................. 340 340,070
Cantor Fitzgerald LP
(d)
4.50% , 04/14/27 .................. 545 542,989
Security
Par (000)
Par (000) Value
Capital Markets (continued)
7.20% , 12/12/28 .................. USD 920 $ 978,569
Capital Southwest Corp., 5.95%, 09/18/30 ... 160 160,329
Carlyle Finance LLC, 5.65%, 09/15/48
(d)
.... 695 685,528
Carlyle Finance Subsidiary LLC, 3.50%,
09/19/29
(d)
..................... 701 681,150
Carlyle Group, Inc. (The), 5.05%, 09/19/35 .. 390 386,072
Carlyle Holdings II Finance LLC, 5.63%,
03/30/43
(d)
..................... 180 179,078
Carlyle Secured Lending, Inc.
6.75% , 02/18/30 .................. 60 61,670
5.75% , 02/15/31 .................. 150 146,759
Cboe Global Markets, Inc.
3.65% , 01/12/27 .................. 1,039 1,034,242
1.63% , 12/15/30 .................. 947 833,151
3.00% , 03/16/32 .................. 460 425,445
Ccthk 2021 Ltd., 2.75%, 01/19/27
(e)
....... 200 196,031
CFAMC II Co. Ltd., 4.88%, 11/22/26
(e)
..... 600 602,205
CFAMC III Co. Ltd.
(e)
4.75% , 04/27/27 .................. 600 601,931
4.25% , 11/07/27 .................. 1,400 1,393,508
CFAMC IV Co. Ltd., 4.50%, 05/29/29
(e)
..... 700 698,644
Charles Schwab Corp. (The)
3.20% , 03/02/27 .................. 920 910,205
2.45% , 03/03/27 .................. 1,525 1,494,318
3.30% , 04/01/27 .................. 1,095 1,084,971
3.20% , 01/25/28 .................. 1,058 1,040,023
2.00% , 03/20/28 .................. 1,090 1,043,180
4.00% , 02/01/29 .................. 943 944,666
(1-day SOFR + 2.21%), 5.64% , 05/19/29
(f)
845 876,613
3.25% , 05/22/29 .................. 930 902,992
2.75% , 10/01/29 .................. 380 361,429
(1-day SOFR + 1.88%), 6.20% , 11/17/29
(f)
. 1,425 1,508,854
4.63% , 03/22/30 .................. 588 599,540
1.65% , 03/11/31 .................. 920 802,550
2.30% , 05/13/31 .................. 810 732,337
1.95% , 12/01/31 .................. 805 700,999
2.90% , 03/03/32 .................. 1,165 1,065,461
(1-day SOFR + 2.50%), 5.85% , 05/19/34
(f)
1,315 1,406,628
(1-day SOFR + 2.01%), 6.14% , 08/24/34
(f)
1,325 1,441,847
China Cinda Finance 2017 I Ltd.
(e)
4.40% , 03/09/27 .................. 600 600,780
4.75% , 02/08/28 .................. 1,200 1,211,356
4.75% , 02/21/29 .................. 600 606,266
China Everbright Bank Co. Ltd.
(e)(f)
(SOFR Index + 0.52%), 4.80% , 05/14/27 . 600 600,114
(SOFR Index + 0.54%), 4.82% , 05/22/28 . 404 404,376
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(e)
................ 600 594,293
China Great Wall International Holdings V Ltd.,
2.38%, 08/18/30
(e)
................ 800 725,055
China Great Wall International Holdings VI Ltd.,
5.25%, 04/23/28
(e)
................ 400 407,129
China Ping An Insurance Overseas Holdings
Ltd.
(e)
2.85% , 08/12/31 .................. 600 548,825
6.13% , 05/16/34 .................. 200 216,453
CI Financial Corp.
7.50% , 05/30/29
(d)
................. 555 589,878
3.20% , 12/17/30 .................. 1,020 918,879
4.10% , 06/15/51 .................. 395 283,307
CICC Hong Kong Finance 2016 MTN Ltd.
(e)
5.01% , 01/18/27 .................. 400 403,564
(SOFR Index + 0.95%), 5.19% , 01/18/27
(f)
. 600 602,790
Citadel Finance LLC, 5.90%, 02/10/30
(d)
.... 1,015 1,025,214

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Citadel LP
(d)
4.88% , 01/15/27 .................. USD 285 $ 284,834
6.00% , 01/23/30 .................. 100 103,765
6.38% , 01/23/32 .................. 70 73,602
CME Group, Inc.
3.75% , 06/15/28 .................. 1,160 1,157,059
4.40% , 03/15/30 .................. 585 591,590
2.65% , 03/15/32 .................. 835 762,152
5.30% , 09/15/43 .................. 768 787,703
4.15% , 06/15/48 .................. 913 782,577
Coinbase Global, Inc.
(d)
3.38% , 10/01/28 .................. 1,165 1,110,425
3.63% , 10/01/31 .................. 720 643,685
Compass Group Diversified Holdings LLC
(d)
5.25% , 04/15/29 .................. 962 871,426
5.00% , 01/15/32
(c)
................. 315 277,737
Credit Suisse USA LLC, 7.13%, 07/15/32 ... 1,599 1,831,079
CSCIF Hong Kong Ltd., (SOFR Index + 0.67%),
4.94%, 05/31/27
(e) (f)
............... 400 400,389
CSI MTN Ltd.
(e)
(SOFR Index + 0.73%), 4.97% , 10/22/27
(f)
. 600 601,592
4.38% , 04/22/28 .................. 400 401,223
(SOFR Index + 0.60%), 4.85% , 07/16/28
(f)
. 600 600,199
Deutsche Bank AG
5.37% , 09/09/27 .................. 810 829,599
(1-day SOFR + 1.22%), 2.31% , 11/16/27
(f)
. 1,485 1,454,702
(1-day SOFR + 1.32%), 2.55% , 01/07/28
(f)
1,275 1,248,427
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(f)
325 330,377
5.52% , 09/01/28 .................. 985 1,002,599
(1-day SOFR + 1.21%), 5.37% , 01/10/29
(f)
685 698,771
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(f)
1,565 1,640,287
5.41% , 05/10/29 .................. 1,190 1,236,657
(1-day SOFR + 2.51%), 6.82% , 11/20/29
(f)
. 1,425 1,520,860
(1-day SOFR + 1.70%), 5.00% , 09/11/30
(f)
. 1,200 1,216,173
(1-day SOFR + 1.72%), 5.30% , 05/09/31
(f)
750 767,411
(1-day SOFR + 5.44%), 5.88% , 07/08/31
(f)
550 569,930
(1-day SOFR + 1.30%), 4.95% , 08/04/31
(f)
935 943,776
(1-day SOFR + 3.04%), 3.55% , 09/18/31
(f)
1,715 1,628,278
(1-day SOFR + 2.76%), 3.73% , 01/14/32
(f)
810 762,271
(1-day SOFR + 1.72%), 3.04% , 05/28/32
(f)
1,073 981,750
(5-Year USD Swap Rate + 2.55%), 4.88% ,
12/01/32
(f)
.................... 1,054 1,054,088
(1-day SOFR + 2.26%), 3.74% , 01/07/33
(f)
1,355 1,251,467
(1-day SOFR + 3.65%), 7.08% , 02/10/34
(f)
1,415 1,551,504
(1-day SOFR + 2.05%), 5.40% , 09/11/35
(f)
. 1,050 1,067,731
Drawbridge Special Opportunities Fund LP,
5.95%, 09/17/30
(d)
................ 500 483,932
Dresdner Funding Trust I, 8.15%, 06/30/31
(d)
. 1,015 1,122,647
Dua Capital Ltd., 2.78%, 05/11/31
(e)
....... 600 552,467
Eaton Vance Corp., 3.50%, 04/06/27 ...... 647 641,727
EQT AB, 5.85%, 05/08/35
(d)
............ 200 205,141
FactSet Research Systems, Inc.
2.90% , 03/01/27 .................. 580 569,987
3.45% , 03/01/32 .................. 230 212,567
Fairfax India Holdings Corp., 5.00%, 02/26/28
(e)
500 474,841
FMR LLC
(d)
7.57% , 06/15/29 .................. 1,015 1,129,439
4.95% , 02/01/33 .................. 390 392,852
6.45% , 11/15/39 .................. 420 466,204
6.50% , 12/14/40 .................. 135 152,182
5.15% , 02/01/43 .................. 423 407,148
Focus Financial Partners LLC, 6.75%,
09/15/31
(d)
..................... 1,010 1,041,876
Franklin BSP Capital Corp.
7.20% , 06/15/29 .................. 60 61,844
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.00% , 10/02/30
(d)
................. USD 225 $ 220,674
Franklin Resources, Inc.
1.60% , 10/30/30 .................. 1,454 1,276,033
2.95% , 08/12/51 .................. 653 417,280
FS KKR Capital Corp.
2.63% , 01/15/27
(c)
................. 595 575,746
3.25% , 07/15/27 .................. 450 432,233
3.13% , 10/12/28 .................. 360 332,165
7.88% , 01/15/29 .................. 340 355,224
6.88% , 08/15/29 .................. 565 573,137
6.13% , 01/15/30 .................. 515 509,161
6.13% , 01/15/31 .................. 225 221,043
Gaci First Investment Co.
(e)
5.00% , 10/13/27 .................. 1,000 1,012,481
5.00% , 01/29/29 .................. 1,800 1,834,017
5.25% , 01/29/30 .................. 2,200 2,263,835
4.75% , 02/14/30 .................. 1,600 1,622,256
5.25% , 10/13/32 .................. 1,800 1,865,531
5.25% , 01/29/34 .................. 1,600 1,651,329
5.63% , 07/29/34 .................. 1,600 1,692,151
4.88% , 02/14/35 .................. 1,800 1,803,018
5.00% , 09/15/35 .................. 200 200,796
5.13% , 02/14/53 .................. 1,600 1,473,991
5.38% , 01/29/54 .................. 1,400 1,336,770
5.38% , 10/13/2122 ................ 400 358,537
Goldman Sachs BDC, Inc.
6.38% , 03/11/27 .................. 520 530,158
5.65% , 09/09/30 .................. 200 201,302
Goldman Sachs Group, Inc. (The)
3.50% , 11/16/26 .................. 2,329 2,318,104
5.95% , 01/15/27 .................. 951 972,218
3.85% , 01/26/27 .................. 2,239 2,231,623
(1-day SOFR + 1.11%), 2.64% , 02/24/28
(f)
. 3,145 3,082,844
(1-day SOFR + 1.85%), 3.62% , 03/15/28
(f)
2,685 2,665,111
(1-day SOFR + 1.32%), 4.94% , 04/23/28
(f)
865 874,468
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28
(f)
.................... 2,393 2,375,826
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(f)
2,070 2,080,844
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(f)
.................... 2,285 2,263,563
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29
(f)
.................... 3,542 3,543,808
(1-day SOFR + 0.90%), 4.15% , 10/21/29
(f)
2,475 2,466,655
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(f)
1,800 1,912,304
2.60% , 02/07/30 .................. 2,113 1,979,292
3.80% , 03/15/30 .................. 2,956 2,906,300
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(f)
2,820 2,947,111
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(f)
2,195 2,247,207
(1-day SOFR + 1.14%), 4.69% , 10/23/30
(f)
1,530 1,548,523
(1-day SOFR + 1.08%), 5.21% , 01/28/31
(f)
2,080 2,145,930
(1-day SOFR + 1.58%), 5.22% , 04/23/31
(f)
3,130 3,231,408
(1-day SOFR + 1.06%), 4.37% , 10/21/31
(f)
2,445 2,436,278
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(f)
2,347 2,076,737
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(f)
3,147 2,857,379
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(f)
3,533 3,148,473
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(f)
2,635 2,367,817
6.13% , 02/15/33 .................. 2,258 2,474,545
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(f)
3,528 3,235,774
(1-day SOFR + 1.95%), 6.56% , 10/24/34
(f)
1,245 1,391,556
(1-day SOFR + 1.55%), 5.85% , 04/25/35
(f)
3,050 3,247,771
(1-day SOFR + 1.55%), 5.33% , 07/23/35
(f)
3,125 3,214,496
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(f)
3,765 3,788,986
(1-day SOFR + 1.38%), 5.54% , 01/28/36
(f)
3,130 3,260,287
6.45% , 05/01/36 .................. 783 859,587
(1-day SOFR + 1.33%), 4.94% , 10/21/36
(f)
2,495 2,482,215

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.75% , 10/01/37 .................. USD 4,960 $ 5,557,418
(3-mo. CME Term SOFR + 1.63%), 4.02% ,
10/31/38
(f)
.................... 2,462 2,211,164
(3-mo. CME Term SOFR + 1.69%), 4.41% ,
04/23/39
(f)
.................... 1,549 1,440,024
6.25% , 02/01/41 .................. 2,460 2,710,040
(1-day SOFR + 1.51%), 3.21% , 04/22/42
(f)
2,338 1,813,220
(1-day SOFR + 1.47%), 2.91% , 07/21/42
(f)
1,665 1,236,654
(1-day SOFR + 1.63%), 3.44% , 02/24/43
(f)
2,015 1,591,564
4.80% , 07/08/44 .................. 1,861 1,735,369
5.15% , 05/22/45 .................. 1,968 1,862,557
4.75% , 10/21/45 .................. 1,918 1,759,247
(1-day SOFR + 1.58%), 5.56% , 11/19/45
(f)
. 2,800 2,836,517
(1-day SOFR + 1.70%), 5.73% , 01/28/56
(f)
2,725 2,820,961
Goldman Sachs Private Credit Corp.
(d)
5.88% , 05/06/28
(c)
................. 215 218,252
5.38% , 01/31/29 .................. 150 150,221
6.25% , 05/06/30 .................. 205 209,641
Golub Capital BDC, Inc.
2.05% , 02/15/27 .................. 565 544,522
7.05% , 12/05/28 .................. 530 555,984
6.00% , 07/15/29 .................. 665 675,273
Golub Capital Private Credit Fund
5.45% , 08/15/28
(d)
................. 245 246,159
5.80% , 09/12/29 .................. 305 309,368
5.88% , 05/01/30 .................. 50 50,819
Hainan State Farms International Capital HK
Co. Ltd., 6.20%, 01/29/27
(e)
.......... 400 408,094
Hana Securities Co. Ltd., 5.00%, 04/30/28
(e)
. 400 406,377
HAT Holdings I LLC
(d)
8.00% , 06/15/27 .................. 970 1,007,808
3.75% , 09/15/30 .................. 600 552,635
Hercules Capital, Inc.
3.38% , 01/20/27 .................. 150 147,113
6.00% , 06/16/30 .................. 230 232,938
Hightower Holding LLC
(d)
6.75% , 04/15/29
(c)
................. 356 356,521
9.13% , 01/31/30 .................. 430 460,796
Hutchison Whampoa Finance CI Ltd., 7.50%,
08/01/27
(d)
..................... 115 121,226
Intercontinental Exchange, Inc.
3.10% , 09/15/27 .................. 901 887,454
4.00% , 09/15/27 .................. 1,713 1,715,333
3.63% , 09/01/28 .................. 110 108,820
3.75% , 09/21/28 .................. 1,062 1,054,166
4.35% , 06/15/29 .................. 1,528 1,540,901
2.10% , 06/15/30 .................. 1,526 1,391,904
5.25% , 06/15/31 .................. 800 835,701
1.85% , 09/15/32 .................. 2,042 1,735,071
4.60% , 03/15/33 .................. 1,203 1,212,561
2.65% , 09/15/40 .................. 1,095 813,917
4.25% , 09/21/48 .................. 1,298 1,097,546
3.00% , 06/15/50 .................. 1,182 793,352
4.95% , 06/15/52 .................. 1,513 1,410,662
3.00% , 09/15/60 .................. 1,093 675,637
5.20% , 06/15/62 .................. 898 850,318
Invesco Finance plc, 5.38%, 11/30/43 ..... 435 430,435
JAB Holdings BV
(d)
3.75% , 05/28/51 .................. 615 428,941
4.50% , 04/08/52 .................. 445 352,541
Jane Street Group
(d)
4.50% , 11/15/29 .................. 570 555,299
7.13% , 04/30/31 .................. 1,345 1,411,116
6.13% , 11/01/32 .................. 1,255 1,277,135
6.75% , 05/01/33 .................. 510 531,755
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Janus Henderson US Holdings, Inc., Series
WI*, 5.45%, 09/10/34 .............. USD 275 $ 277,514
Jefferies Financial Group, Inc.
4.85% , 01/15/27 .................. 860 862,738
6.45% , 06/08/27 .................. 495 508,796
5.88% , 07/21/28 .................. 1,160 1,199,182
4.15% , 01/23/30 .................. 1,172 1,146,206
2.63% , 10/15/31 .................. 1,025 899,565
2.75% , 10/15/32 .................. 605 522,374
6.20% , 04/14/34 .................. 1,525 1,600,324
6.25% , 01/15/36 .................. 585 615,501
6.50% , 01/20/43 .................. 325 340,728
Joy Treasure Assets Holdings, Inc.
(e)
5.50% , 02/01/27 .................. 800 808,463
4.50% , 03/20/29 .................. 200 199,958
5.75% , 06/06/29 .................. 400 415,279
3.50% , 09/24/29 .................. 600 578,180
2.75% , 11/17/30 .................. 600 552,195
KB Securities Co. Ltd., 2.13%, 11/01/26
(e)
... 200 195,741
Khazanah Capital Ltd.
(e)
4.88% , 06/01/33 .................. 800 819,839
4.76% , 09/05/34 .................. 400 405,027
Khazanah Global Sukuk Bhd.
(e)
4.69% , 06/01/28 .................. 800 810,591
4.48% , 09/05/29 .................. 400 404,900
KKR & Co., Inc., 5.10%, 08/07/35 ........ 625 623,167
KKR Group Finance Co. II LLC, 5.50%,
02/01/43
(c) (d)
.................... 236 232,697
KKR Group Finance Co. III LLC, 5.13%,
06/01/44
(d)
..................... 1,095 1,036,218
KKR Group Finance Co. VI LLC, 3.75%,
07/01/29
(d)
..................... 1,118 1,097,314
KKR Group Finance Co. VII LLC, 3.63%,
02/25/50
(d)
..................... 605 443,070
KKR Group Finance Co. VIII LLC, 3.50%,
08/25/50
(d)
..................... 845 603,056
KKR Group Finance Co. X LLC, 3.25%,
12/15/51
(d)
..................... 830 556,826
KKR Group Finance Co. XII LLC, 4.85%,
05/17/32
(d)
..................... 941 945,503
Korea Investment & Securities Co. Ltd., 6.88%,
11/06/26
(e)
..................... 400 409,183
Lazard Group LLC
4.50% , 09/19/28 .................. 817 820,922
4.38% , 03/11/29 .................. 609 608,181
6.00% , 03/15/31 .................. 350 369,904
5.63% , 08/01/35 .................. 300 304,767
Legg Mason, Inc., 5.63%, 01/15/44 ....... 546 550,467
LPL Holdings, Inc.
5.70% , 05/20/27 .................. 270 275,207
4.63% , 11/15/27
(d)
................. 2,058 2,054,820
4.90% , 04/03/28 .................. 125 126,440
6.75% , 11/17/28 .................. 620 660,425
4.00% , 03/15/29
(d)
................. 1,600 1,564,728
5.20% , 03/15/30 .................. 165 168,531
5.15% , 06/15/30 .................. 400 407,530
4.38% , 05/15/31
(d)
................. 990 958,872
6.00% , 05/20/34 .................. 640 669,967
5.65% , 03/15/35 .................. 630 641,967
5.75% , 06/15/35 .................. 235 240,893
Macquarie Bank Ltd.
(d)
5.39% , 12/07/26 .................. 900 913,638
5.27% , 07/02/27
(c)
................. 805 822,482
4.33% , 06/12/28 .................. 280 282,244
3.62% , 06/03/30 .................. 915 873,218

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.80% , 01/18/33 .................. USD 815 $ 895,832
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.05% ,
03/03/36
(f)
.................... 952 863,808
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.64% ,
08/13/36
(f)
.................... 400 407,605
Macquarie Group Ltd.
(d)(f)
(1-day SOFR + 1.00%), 1.94% , 04/14/28 . 490 473,848
(1-day SOFR + 2.13%), 4.10% , 06/21/28 . 595 593,288
(3-mo. CME Term SOFR + 1.63%), 3.76% ,
11/28/28 ..................... 845 835,568
(3-mo. CME Term SOFR + 1.99%), 4.65% ,
03/27/29 ..................... 478 481,721
(3-mo. CME Term SOFR + 2.01%), 5.03% ,
01/15/30 ..................... 963 982,170
(1-day SOFR + 1.44%), 2.69% , 06/23/32 . 1,130 1,024,079
(1-day SOFR + 1.53%), 2.87% , 01/14/33 . 1,305 1,179,771
(1-day SOFR + 2.41%), 4.44% , 06/21/33 . 650 640,593
(1-day SOFR + 2.87%), 5.49% , 11/09/33
(c)
880 923,216
(1-day SOFR + 2.38%), 5.89% , 06/15/34 . 795 851,013
(1-day SOFR + 2.30%), 6.26% , 12/07/34
(c)
1,015 1,111,615
Magellan Capital Holdings plc, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.23%), 8.38%, 07/08/29
(e) (f)
... 200 204,192
Main Street Capital Corp.
6.50% , 06/04/27 .................. 355 361,982
5.40% , 08/15/28 .................. 15 14,990
6.95% , 03/01/29 .................. 180 187,031
Marex Group plc
5.83% , 05/08/28 .................. 20 20,241
6.40% , 11/04/29 .................. 670 688,584
MDGH GMTN RSC Ltd.
3.00% , 03/28/27
(e)
................. 200 197,127
4.50% , 11/07/28
(e)
................. 800 810,836
3.75% , 04/19/29
(e)
................. 600 593,887
2.88% , 11/07/29
(e)
................. 850 812,643
2.88% , 05/21/30
(e)
................. 1,000 946,611
2.50% , 06/03/31
(e)
................. 600 549,980
3.38% , 03/28/32
(e)
................. 800 759,285
5.50% , 04/28/33
(e)
................. 1,000 1,068,886
4.38% , 11/22/33
(e)
................. 1,200 1,193,053
5.88% , 05/01/34
(e)
................. 800 879,950
5.29% , 06/04/34
(e)
................. 400 422,906
4.63% , 10/16/35
(d)
................. 600 603,864
6.88% , 11/01/41
(d)
................. 200 237,666
3.70% , 11/07/49
(e)
................. 1,600 1,250,150
3.95% , 05/21/50
(e)
................. 2,000 1,628,468
3.40% , 06/07/51
(e)
................. 1,000 735,028
5.08% , 05/22/53
(e)
................. 600 579,631
Mdgh Sukuk Ltd.
(e)
4.96% , 04/04/34 .................. 1,400 1,463,943
5.00% , 06/04/35 .................. 800 836,463
Mirae Asset Securities Co. Ltd.
(e)
5.88% , 01/26/27 .................. 600 610,167
5.25% , 03/06/28 .................. 400 406,664
6.00% , 01/26/29 .................. 400 417,330
Moody's Corp.
3.25% , 01/15/28 .................. 787 773,572
4.25% , 02/01/29 .................. 735 737,399
2.00% , 08/19/31
(c)
................. 745 656,412
4.25% , 08/08/32 .................. 180 177,441
5.00% , 08/05/34 .................. 385 393,371
2.75% , 08/19/41 .................. 710 514,819
5.25% , 07/15/44 .................. 564 549,839
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.88% , 12/17/48 .................. USD 500 $ 454,912
3.25% , 05/20/50 .................. 315 219,621
3.75% , 02/25/52 .................. 580 444,090
3.10% , 11/29/61 .................. 645 410,180
Morgan Stanley
3.63% , 01/20/27 .................. 2,152 2,143,762
3.95% , 04/23/27 .................. 2,462 2,455,788
(1-day SOFR + 1.00%), 2.48% , 01/21/28
(f)
2,215 2,170,243
(1-day SOFR + 1.01%), 5.65% , 04/13/28
(f)
1,870 1,908,413
(1-day SOFR + 1.61%), 4.21% , 04/20/28
(f)
1,939 1,941,177
3.59% , 07/22/28
(f)
................. 3,086 3,053,973
(1-day SOFR + 2.24%), 6.30% , 10/18/28
(f)
1,575 1,637,955
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29
(f)
.................... 3,065 3,037,431
(1-day SOFR + 1.73%), 5.12% , 02/01/29
(f)
2,115 2,157,845
(1-day SOFR + 1.38%), 4.99% , 04/12/29
(f)
900 916,935
(1-day SOFR + 1.59%), 5.16% , 04/20/29
(f)
3,230 3,300,721
(1-day SOFR + 1.63%), 5.45% , 07/20/29
(f)
1,625 1,675,957
Series I , (1-day SOFR + 0.91%), 4.13% ,
10/18/29
(f)
.................... 945 942,700
(1-day SOFR + 1.83%), 6.41% , 11/01/29
(f)
. 1,520 1,611,263
(1-day SOFR + 1.45%), 5.17% , 01/16/30
(f)
2,810 2,884,756
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30
(f)
.................... 2,541 2,555,534
(1-day SOFR + 1.26%), 5.66% , 04/18/30
(f)
1,970 2,055,014
(1-day SOFR + 1.22%), 5.04% , 07/19/30
(f)
2,330 2,387,578
(1-day SOFR + 1.10%), 4.65% , 10/18/30
(f)
3,175 3,213,959
(1-day SOFR + 1.11%), 5.23% , 01/15/31
(f)
. 2,200 2,271,209
(1-day SOFR + 1.14%), 2.70% , 01/22/31
(f)
3,451 3,229,428
(1-day SOFR + 3.12%), 3.62% , 04/01/31
(f)
2,804 2,721,763
(1-day SOFR + 1.51%), 5.19% , 04/17/31
(f)
2,780 2,865,973
Series I , (1-day SOFR + 1.07%), 4.36% ,
10/22/31
(f)
.................... 2,445 2,439,455
(1-day SOFR + 1.03%), 1.79% , 02/13/32
(f)
2,768 2,418,303
7.25% , 04/01/32 .................. 1,543 1,782,707
(1-day SOFR + 1.02%), 1.93% , 04/28/32
(f)
2,865 2,506,900
(1-day SOFR + 1.18%), 2.24% , 07/21/32
(f)
3,575 3,165,627
(1-day SOFR + 1.20%), 2.51% , 10/20/32
(f)
2,403 2,149,998
(1-day SOFR + 1.29%), 2.94% , 01/21/33
(f)
2,783 2,533,454
(1-day SOFR + 2.08%), 4.89% , 07/20/33
(f)
1,680 1,708,471
(1-day SOFR + 2.56%), 6.34% , 10/18/33
(f)
2,840 3,121,675
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(f)
3,325 3,433,493
(1-day SOFR + 1.88%), 5.42% , 07/21/34
(f)
2,635 2,746,267
(1-day SOFR + 2.05%), 6.63% , 11/01/34
(f)
. 1,760 1,972,554
(1-day SOFR + 1.73%), 5.47% , 01/18/35
(f)
2,635 2,740,790
(1-day SOFR + 1.58%), 5.83% , 04/19/35
(f)
3,060 3,266,794
(1-day SOFR + 1.56%), 5.32% , 07/19/35
(f)
3,355 3,460,979
(1-day SOFR + 1.42%), 5.59% , 01/18/36
(f)
2,410 2,524,425
(1-day SOFR + 1.76%), 5.66% , 04/17/36
(f)
3,040 3,199,031
(1-day SOFR + 1.36%), 2.48% , 09/16/36
(f)
3,058 2,664,975
Series I , (1-day SOFR + 1.31%), 4.89% ,
10/22/36
(f)
.................... 1,960 1,949,053
(1-day SOFR + 2.62%), 5.30% , 04/20/37
(f)
1,395 1,419,320
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 5.95% ,
01/19/38
(f)
.................... 2,175 2,282,747
3.97% , 07/22/38
(f)
................. 2,404 2,167,083
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94% ,
02/07/39
(f)
.................... 1,185 1,243,434
(3-mo. CME Term SOFR + 1.69%), 4.46% ,
04/22/39
(f)
.................... 1,321 1,242,318
(1-day SOFR + 1.49%), 3.22% , 04/22/42
(f)
2,280 1,787,080
6.38% , 07/24/42 .................. 2,082 2,344,008
4.30% , 01/27/45 .................. 2,640 2,318,267

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.38% , 01/22/47 .................. USD 2,254 $ 1,974,031
(1-day SOFR + 4.84%), 5.60% , 03/24/51
(f)
2,120 2,157,844
(1-day SOFR + 1.43%), 2.80% , 01/25/52
(f)
2,159 1,398,632
(1-day SOFR + 1.71%), 5.52% , 11/19/55
(f)
. 2,310 2,335,721
Morgan Stanley Direct Lending Fund
4.50% , 02/11/27
(c)
................. 70 69,713
6.15% , 05/17/29 .................. 315 323,802
6.00% , 05/19/30
(c)
................. 290 296,323
MSCI, Inc.
4.00% , 11/15/29
(d)
................. 755 736,329
3.63% , 09/01/30
(c) (d)
................ 913 868,205
3.88% , 02/15/31
(d)
................. 730 697,395
3.63% , 11/01/31
(d)
................. 620 581,626
3.25% , 08/15/33
(d)
................. 750 669,945
5.25% , 09/01/35 .................. 410 411,308
5.15% , 03/15/36 .................. 325 321,623
MSD Investment Corp., 6.25%, 05/31/30
(d)
.. 205 206,208
Mumtalakat Sukuk Holding Co., 4.10%,
01/21/27
(e)
..................... 400 392,836
Nasdaq, Inc.
5.35% , 06/28/28 .................. 1,115 1,149,845
1.65% , 01/15/31 .................. 803 705,117
5.55% , 02/15/34 .................. 1,151 1,206,517
2.50% , 12/21/40 .................. 755 538,736
3.25% , 04/28/50 .................. 630 442,897
3.95% , 03/07/52 .................. 302 236,220
5.95% , 08/15/53 .................. 775 813,979
6.10% , 06/28/63 .................. 595 631,019
Neuberger Berman Group LLC
(d)
4.50% , 03/15/27 .................. 495 493,713
4.88% , 04/15/45
(c)
................. 445 388,811
New Mountain Finance Corp.
6.20% , 10/15/27 .................. 310 314,969
6.88% , 02/01/29
(c)
................. 40 40,676
NH Investment & Securities Co. Ltd.
(e)
4.63% , 07/10/28 .................. 200 201,572
4.75% , 07/10/30 .................. 200 202,365
Nomura Holdings, Inc.
2.33% , 01/22/27 .................. 1,260 1,231,587
5.59% , 07/02/27 .................. 635 648,441
5.39% , 07/06/27 .................. 635 646,305
5.84% , 01/18/28 .................. 530 547,218
6.07% , 07/12/28 .................. 450 470,207
2.17% , 07/14/28 .................. 1,240 1,173,481
2.71% , 01/22/29 .................. 1,020 970,633
5.61% , 07/06/29 .................. 460 478,675
3.10% , 01/16/30 .................. 1,065 1,007,939
4.90% , 07/01/30 .................. 600 608,171
2.68% , 07/16/30 .................. 1,340 1,232,940
2.61% , 07/14/31 .................. 885 796,404
3.00% , 01/22/32 .................. 880 797,407
6.18% , 01/18/33 .................. 610 660,406
6.09% , 07/12/33
(c)
................. 180 195,673
5.78% , 07/03/34
(c)
................. 935 990,774
5.49% , 06/29/35 .................. 400 413,502
North Haven Private Income Fund LLC
5.13% , 09/25/28
(d)
................. 225 223,490
5.75% , 02/01/30 .................. 30 30,010
Northern Trust Corp.
4.00% , 05/10/27 .................. 1,515 1,516,867
3.65% , 08/03/28 .................. 546 542,582
3.15% , 05/03/29 .................. 799 776,529
1.95% , 05/01/30 .................. 1,275 1,163,935
(3-mo. SOFR USD + 1.39%), 3.38% ,
05/08/32
(f)
.................... 489 480,470
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.13% , 11/02/32 .................. USD 675 $ 737,187
Nuveen Churchill Direct Lending Corp., 6.65%,
03/15/30 ...................... 25 25,712
Nuveen LLC
(d)
4.00% , 11/01/28 .................. 1,218 1,214,300
5.55% , 01/15/30 .................. 750 781,990
5.85% , 04/15/34 .................. 620 653,197
Oaktree Specialty Lending Corp.
2.70% , 01/15/27 .................. 535 518,574
7.10% , 02/15/29 .................. 365 374,884
6.34% , 02/27/30
(c)
................. 175 175,672
Oaktree Strategic Credit Fund
8.40% , 11/14/28 .................. 295 318,056
6.50% , 07/23/29 .................. 360 370,168
6.19% , 07/15/30
(d)
................. 270 272,142
Ontario Teachers' Finance Trust, 1.25%,
09/27/30
(d)
..................... 1,420 1,252,852
Osaic Holdings, Inc.
(d)
6.75% , 08/01/32 .................. 95 98,108
8.00% , 08/01/33 .................. 65 66,712
Otel Sukuk Ltd., 5.38%, 01/24/31
(e)
....... 400 409,117
Pioneer Reward Ltd., (SOFR Index + 0.90%),
5.17%, 11/29/26
(e) (f)
............... 200 200,536
Prospect Capital Corp.
(c)
3.36% , 11/15/26 .................. 455 441,019
3.44% , 10/15/28 .................. 300 269,860
Raymond James Financial, Inc.
4.65% , 04/01/30 .................. 722 735,379
4.90% , 09/11/35 .................. 300 297,143
4.95% , 07/15/46 .................. 897 829,113
3.75% , 04/01/51 .................. 861 648,036
5.65% , 09/11/55 .................. 190 187,535
Rongshi International Finance Ltd.
(e)
1.88% , 11/22/26 .................. 600 585,663
3.63% , 05/04/27 .................. 800 794,951
S&P Global, Inc.
2.95% , 01/22/27 .................. 595 587,900
2.45% , 03/01/27 .................. 970 950,864
4.75% , 08/01/28 .................. 830 845,545
2.70% , 03/01/29 .................. 1,045 1,000,553
4.25% , 05/01/29 .................. 1,163 1,168,031
2.50% , 12/01/29 .................. 670 629,292
1.25% , 08/15/30 .................. 376 328,266
2.90% , 03/01/32 .................. 485 445,818
5.25% , 09/15/33 .................. 675 708,254
3.25% , 12/01/49 .................. 854 616,040
3.70% , 03/01/52 .................. 1,145 884,343
2.30% , 08/15/60 .................. 998 521,090
3.90% , 03/01/62 .................. 490 377,187
Sixth Street Lending Partners
6.50% , 03/11/29 .................. 565 585,249
5.75% , 01/15/30 .................. 620 628,169
6.13% , 07/15/30
(d)
................. 55 56,470
Sixth Street Specialty Lending, Inc.
6.95% , 08/14/28 .................. 140 147,084
6.13% , 03/01/29
(c)
................. 90 92,364
5.63% , 08/15/30 .................. 205 207,104
SMIC SG Holdings Pte. Ltd., 5.38%, 07/24/29
(e)
400 411,307
State Street Bank & Trust Co.
4.59% , 11/25/26 .................. 500 503,419
4.78% , 11/23/29 .................. 790 811,996
State Street Corp.
4.99% , 03/18/27 .................. 1,200 1,217,162
4.33% , 10/22/27 .................. 1,060 1,069,860
(1-day SOFR + 0.56%), 1.68% , 11/18/27
(f)
. 320 312,126

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 0.73%), 2.20% , 02/07/28
(f)
USD 490 $ 478,677
4.54% , 02/28/28 .................. 735 744,369
(1-day SOFR + 0.95%), 4.54% , 04/24/28
(f)
500 503,648
(1-day SOFR + 1.72%), 5.82% , 11/04/28
(f)
. 465 480,583
(1-day SOFR + 1.02%), 4.53% , 02/20/29
(f)
1,175 1,186,020
(1-day SOFR + 1.48%), 5.68% , 11/21/29
(f)
. 950 993,410
(3-mo. CME Term SOFR + 1.29%), 4.14% ,
12/03/29
(f)
.................... 285 285,236
2.40% , 01/24/30 .................. 748 702,532
4.73% , 02/28/30 .................. 680 695,177
4.83% , 04/24/30 .................. 930 955,085
2.20% , 03/03/31
(c)
................. 960 859,330
(1-day SOFR + 2.65%), 3.15% , 03/30/31
(f)
493 473,021
(1-day SOFR + 1.05%), 4.68% , 10/22/32
(f)
855 864,733
(1-day SOFR + 1.00%), 2.62% , 02/07/33
(f)
645 581,615
(1-day SOFR + 1.61%), 4.42% , 05/13/33
(f)
555 553,080
(1-day SOFR + 1.73%), 4.16% , 08/04/33
(f)
727 709,971
(1-day SOFR + 1.57%), 4.82% , 01/26/34
(f)
600 607,822
(1-day SOFR + 1.89%), 5.16% , 05/18/34
(f)
570 589,403
(1-day SOFR + 1.49%), 3.03% , 11/01/34
(f)
. 568 534,020
(1-day SOFR + 1.96%), 6.12% , 11/21/34
(f)
. 690 747,866
(1-day SOFR + 1.22%), 5.15% , 02/28/36
(f)
600 614,145
(1-day SOFR + 1.22%), 4.78% , 10/23/36
(f)
700 696,893
Stifel Financial Corp., 4.00%, 05/15/30 ..... 405 396,160
Stonex Escrow Issuer LLC, 6.88%, 07/15/32
(d)
585 604,285
StoneX Group, Inc., 7.88%, 03/01/31
(d)
..... 540 572,505
Suci Second Investment Co.
(e)
4.38% , 09/10/27 .................. 1,400 1,401,501
6.00% , 10/25/28 .................. 2,200 2,309,049
5.17% , 03/05/31 .................. 1,800 1,856,907
4.88% , 05/08/32 .................. 1,200 1,217,110
6.25% , 10/25/33 .................. 1,200 1,324,524
SURA Asset Management SA, 6.35%,
05/13/32
(e)
..................... 400 429,021
Temasek Financial I Ltd.
(d)
3.63% , 08/01/28
(c)
................. 1,100 1,096,714
1.00% , 10/06/30 .................. 750 653,384
1.63% , 08/02/31 .................. 1,000 880,706
5.38% , 11/23/39
(c)
................. 750 826,913
2.38% , 08/02/41 .................. 750 563,743
3.38% , 07/23/42 .................. 500 425,699
2.25% , 04/06/51 .................. 850 538,780
2.75% , 08/02/61 .................. 1,100 720,130
2.50% , 10/06/70
(c)
................. 1,000 585,805
TPG Operating Group II LP
5.88% , 03/05/34 .................. 590 619,647
5.38% , 01/15/36 .................. 325 324,957
TVF Varlik Kiralama A/S, 6.95%, 01/23/30
(e)
.. 1,000 1,033,820
UBS AG
5.00% , 07/09/27 .................. 1,335 1,359,508
(1-day SOFR + 0.72%), 4.86% , 01/10/28
(f)
680 685,410
7.50% , 02/15/28 .................. 1,860 2,005,194
5.65% , 09/11/28 .................. 645 672,977
4.50% , 06/26/48 .................. 117 104,686
UBS Group AG
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.33% ,
12/22/27
(d) (f)
................... 1,365 1,396,428
4.28% , 01/09/28
(d)
................. 1,975 1,976,392
4.25% , 03/23/28
(d)
................. 2,110 2,108,983
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.75% ,
05/12/28
(d) (f)
................... 1,145 1,153,510
(1-day SOFR + 3.70%), 6.44% , 08/11/28
(d) (f)
1,690 1,753,458
(3-mo. SOFR + 1.67%), 3.87% , 01/12/29
(d) (f)
2,427 2,410,234
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 6.25% ,
09/22/29
(d) (f)
................... USD 1,710 $ 1,802,438
(1-day SOFR + 0.84%), 4.15% , 12/23/29
(d) (f)
1,050 1,047,680
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.52%), 5.43% ,
02/08/30
(d) (f)
................... 2,135 2,205,103
(3-mo. SOFR USD + 1.73%), 3.13% ,
08/13/30
(d) (f)
................... 1,940 1,855,958
(10-Year USD SOFR ICE Swap Rate +
1.34%), 5.62% , 09/13/30
(d) (f)
........ 830 867,620
(1-day SOFR + 3.73%), 4.19% , 04/01/31
(d) (f)
3,085 3,051,436
(1-day SOFR + 1.06%), 4.40% , 09/23/31
(d) (f)
870 866,809
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 2.10% ,
02/11/32
(d) (f)
.................... 1,180 1,042,677
(1-day SOFR + 1.73%), 3.09% , 05/14/32
(d) (f)
3,100 2,870,235
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.75% ,
02/11/33
(d) (f)
.................... 1,485 1,326,633
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 4.99% ,
08/05/33
(d) (f)
................... 1,310 1,330,697
(1-day SOFR + 3.92%), 6.54% , 08/12/33
(d) (f)
2,515 2,775,876
(1-day SOFR + 5.02%), 9.02% , 11/15/33
(d) (f)
1,590 2,002,546
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 5.96% ,
01/12/34
(d) (f)
................... 2,210 2,360,497
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30% ,
09/22/34
(d) (f)
................... 2,555 2,786,505
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.77%), 5.70% ,
02/08/35
(d) (f)
................... 1,800 1,899,168
(1-day SOFR + 1.76%), 5.58% , 05/09/36
(d) (f)
1,665 1,738,667
(1-day SOFR + 1.34%), 5.01% , 03/23/37
(d) (f)
1,060 1,054,698
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 3.18% ,
02/11/43
(d) (f)
.................... 1,878 1,447,838
4.88% , 05/15/45 .................. 1,997 1,879,335
(10-Year USD SOFR ICE Swap Rate +
1.86%), 5.38% , 09/06/45
(d) (f)
........ 900 903,267
USAA Capital Corp.
(d)
5.25% , 06/01/27 .................. 300 306,045
4.38% , 06/01/28 .................. 165 166,499
2.13% , 05/01/30 .................. 330 303,275
VFH Parent LLC, 7.50%, 06/15/31
(d)
...... 545 570,364
Western & Southern Financial Group, Inc.,
5.75%, 07/15/33
(d)
................ 660 692,256
XP, Inc., 6.75%, 07/02/29
(c) (e)
........... 400 409,338
Zhongyuan Zhicheng Co. Ltd., 5.90%,
06/20/27
(e)
..................... 400 408,753
Zhuji Development Ltd., 5.55%, 08/20/27
(e)
.. 400 404,359
675,263,225
Chemicals — 0.5%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(d) (g)
......... 163 136,093
Air Liquide Finance SA
(d)
2.25% , 09/10/29 .................. 1,000 938,336
3.50% , 09/27/46
(c)
................. 615 480,164
Air Products & Chemicals, Inc.
1.85% , 05/15/27 .................. 656 636,612
4.30% , 06/11/28 .................. 450 453,693
4.60% , 02/08/29 .................. 1,045 1,063,117
2.05% , 05/15/30 .................. 1,085 992,700

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.75% , 02/08/31 .................. USD 750 $ 768,835
4.90% , 10/11/32 .................. 350 360,092
4.80% , 03/03/33 .................. 1,025 1,043,520
4.85% , 02/08/34 .................. 870 885,756
2.70% , 05/15/40 .................. 868 651,598
2.80% , 05/15/50 .................. 1,057 690,914
Albemarle Corp.
4.65% , 06/01/27 .................. 325 325,047
5.05% , 06/01/32
(c)
................. 660 656,506
5.45% , 12/01/44 .................. 452 415,369
5.65% , 06/01/52 .................. 450 399,003
Alpek SAB de CV
(e)
4.25% , 09/18/29
(c)
................. 400 373,974
3.25% , 02/25/31 .................. 600 511,869
Ashland, Inc.
3.38% , 09/01/31
(d)
................. 480 428,062
6.88% , 05/15/43 .................. 285 296,240
ASP Unifrax Holdings, Inc., 5.25%, 09/30/28
(d)
20 4,997
Avient Corp.
(d)
7.13% , 08/01/30 .................. 850 874,720
6.25% , 11/01/31 .................. 660 673,963
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(d)
................ 580 608,279
Axalta Coating Systems LLC
(d)
4.75% , 06/15/27 .................. 477 475,265
3.38% , 02/15/29 .................. 740 703,842
Bayport Polymers LLC, 5.14%, 04/14/32
(d)
... 70 69,165
Braskem America Finance Co., 7.13%,
07/22/41
(c) (e)
.................... 600 247,385
Braskem Idesa SAPI
(c)(e)
7.45% , 11/15/29 .................. 1,000 649,623
6.99% , 02/20/32 .................. 1,000 644,581
Braskem Netherlands Finance BV
(e)
4.50% , 01/10/28
(c)
................. 1,200 538,324
4.50% , 01/31/30
(c)
................. 1,400 561,964
8.50% , 01/12/31
(c)
................. 800 335,808
7.25% , 02/13/33
(c)
................. 1,000 406,318
8.00% , 10/15/34 .................. 800 328,397
5.88% , 01/31/50
(c)
................. 800 308,919
Cabot Corp.
4.00% , 07/01/29 .................. 575 569,335
5.00% , 06/30/32 .................. 525 532,611
Celanese US Holdings LLC
6.67% , 07/15/27 .................. 1,257 1,289,186
6.85% , 11/15/28 .................. 945 977,155
6.83% , 07/15/29 .................. 715 731,099
6.50% , 04/15/30
(c)
................. 480 475,926
7.05% , 11/15/30 .................. 1,175 1,193,389
6.88% , 07/15/32 .................. 890 894,060
6.75% , 04/15/33
(c)
................. 615 606,032
7.20% , 11/15/33 .................. 915 937,341
Cerdia Finanz GmbH, 9.38%, 10/03/31
(d)
... 890 930,176
CF Industries, Inc.
4.50% , 12/01/26
(d)
................. 795 795,390
5.15% , 03/15/34 .................. 765 769,967
4.95% , 06/01/43 .................. 716 656,083
5.38% , 03/15/44 .................. 815 783,738
Chemours Co. (The)
5.38% , 05/15/27 .................. 490 488,204
5.75% , 11/15/28
(d)
................. 810 778,031
4.63% , 11/15/29
(d)
................. 667 588,161
8.00% , 01/15/33
(c) (d)
................ 485 467,836
Chevron Phillips Chemical Co. LLC
(d)
3.40% , 12/01/26 .................. 790 783,370
3.70% , 06/01/28 .................. 475 469,053
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.75% , 05/15/30 .................. USD 430 $ 435,165
CNAC HK Finbridge Co. Ltd.
(e)
4.13% , 07/19/27 .................. 1,000 998,472
5.13% , 03/14/28 .................. 1,950 1,988,946
3.88% , 06/19/29 .................. 800 788,207
3.00% , 09/22/30 .................. 1,000 941,844
Consolidated Energy Finance SA
(c)(d)
5.63% , 10/15/28 .................. 600 408,350
12.00% , 02/15/31 ................. 480 338,237
CVR Partners LP, 6.13%, 06/15/28
(d)
...... 520 519,338
Dow Chemical Co. (The)
4.80% , 11/30/28 .................. 635 641,754
7.38% , 11/01/29 .................. 840 929,015
2.10% , 11/15/30 .................. 440 390,115
4.80% , 01/15/31 .................. 555 552,736
6.30% , 03/15/33 .................. 515 551,453
5.15% , 02/15/34
(c)
................. 715 716,729
4.25% , 10/01/34 .................. 387 356,503
5.35% , 03/15/35 .................. 300 298,007
5.65% , 03/15/36
(c)
................. 475 475,349
9.40% , 05/15/39 .................. 271 351,839
5.25% , 11/15/41 .................. 778 714,601
4.38% , 11/15/42 .................. 1,058 857,029
4.63% , 10/01/44 .................. 581 477,949
5.55% , 11/30/48 .................. 905 820,493
4.80% , 05/15/49 .................. 709 579,320
3.60% , 11/15/50 .................. 1,251 845,029
6.90% , 05/15/53
(c)
................. 845 895,924
5.60% , 02/15/54 .................. 510 458,573
5.95% , 03/15/55 .................. 475 450,040
DuPont de Nemours, Inc.
4.73% , 11/15/28
(d)
................. 2,693 2,739,472
5.32% , 11/15/38 .................. 1,271 1,321,816
5.42% , 11/15/48 .................. 1,646 1,655,626
Eastman Chemical Co.
4.50% , 12/01/28 .................. 612 615,044
5.00% , 08/01/29 .................. 935 952,225
5.75% , 03/08/33 .................. 345 361,938
5.63% , 02/20/34 .................. 435 448,488
4.80% , 09/01/42 .................. 650 575,777
4.65% , 10/15/44 .................. 859 736,574
Ecolab, Inc.
2.70% , 11/01/26 .................. 775 765,467
1.65% , 02/01/27 .................. 215 209,094
3.25% , 12/01/27 .................. 469 463,308
5.25% , 01/15/28 .................. 786 806,593
4.30% , 06/15/28 .................. 310 312,359
4.80% , 03/24/30 .................. 915 938,810
1.30% , 01/30/31 .................. 708 610,798
2.13% , 02/01/32
(c)
................. 715 627,517
5.00% , 09/01/35 .................. 500 509,527
5.50% , 12/08/41 .................. 130 134,437
3.95% , 12/01/47 .................. 595 486,273
2.13% , 08/15/50 .................. 485 272,209
2.70% , 12/15/51 .................. 993 629,231
2.75% , 08/18/55 .................. 474 292,406
EIDP, Inc.
2.30% , 07/15/30 .................. 637 587,650
5.13% , 05/15/32 .................. 475 487,743
4.80% , 05/15/33 .................. 260 260,791
Element Solutions, Inc., 3.88%, 09/01/28
(d)
.. 820 793,601
EQUATE Petrochemical Co. KSC, 4.25%,
11/03/26
(e)
..................... 1,100 1,097,287
Equate Sukuk Spc Ltd., 5.00%, 09/05/31
(e)
.. 800 812,299

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
FMC Corp.
3.45% , 10/01/29 .................. USD 551 $ 514,108
5.65% , 05/18/33
(c)
................. 215 205,577
4.50% , 10/01/49 .................. 550 392,668
6.38% , 05/18/53
(c)
................. 530 476,556
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.37%), 8.45% ,
11/01/55
(f)
..................... 100 96,990
FXI Holdings, Inc.
12.25% , 11/15/26
(d)
................ 1,206 1,051,035
GC Treasury Center Co. Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.82%),
6.50%
(d) (f) (h)
.................... 400 405,467
2.98% , 03/18/31
(e)
................. 1,000 910,024
Hanwha Totalenergies Petrochemical Co. Ltd.,
5.50%, 07/18/29
(e)
................ 400 401,441
HB Fuller Co.
4.00% , 02/15/27 .................. 320 315,466
4.25% , 10/15/28 .................. 325 315,914
Herens Holdco SARL, 4.75%, 05/15/28
(d)
... 365 308,774
Huntsman International LLC
4.50% , 05/01/29 .................. 884 817,204
2.95% , 06/15/31 .................. 388 312,333
5.70% , 10/15/34
(c)
................. 390 340,469
ICL Group Ltd., 6.38%, 05/31/38
(d) (e)
....... 753 787,249
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
.... 464 465,518
INEOS Finance plc
(d)
6.75% , 05/15/28 .................. 445 419,321
7.50% , 04/15/29 .................. 720 667,358
INEOS Quattro Finance 2 plc, 9.63%,
03/15/29
(c) (d)
.................... 405 379,785
Ingevity Corp., 3.88%, 11/01/28
(d)
........ 540 520,360
Innophos Holdings, Inc., 11.50%, 06/15/29
(d)
. 483 463,605
International Flavors & Fragrances, Inc.
1.83% , 10/15/27
(d)
................. 805 768,098
4.45% , 09/26/28 .................. 470 471,761
2.30% , 11/01/30
(d)
................. 980 877,485
3.27% , 11/15/40
(d)
................. 150 116,248
4.38% , 06/01/47 .................. 371 300,588
5.00% , 09/26/48 .................. 975 867,369
3.47% , 12/01/50
(d)
................. 540 377,000
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(d)
1,000 975,917
Kraton Corp., 5.00%, 07/15/27
(e)
......... 1,000 1,013,810
LG Chem Ltd.
(e)
3.63% , 04/15/29 .................. 400 390,841
2.38% , 07/07/31
(c)
................. 600 534,136
Linde, Inc.
1.10% , 08/10/30 .................. 825 720,654
3.55% , 11/07/42 .................. 561 455,332
2.00% , 08/10/50 .................. 790 431,682
LSB Industries, Inc., 6.25%, 10/15/28
(d)
.... 485 479,116
Lubrizol Corp. (The), 6.50%, 10/01/34 ..... 110 124,545
LYB Finance Co. BV, 8.10%, 03/15/27
(d)
.... 440 460,422
LYB International Finance BV
5.25% , 07/15/43 .................. 782 698,579
4.88% , 03/15/44 .................. 1,024 871,964
LYB International Finance II BV, 3.50%,
03/02/27 ...................... 340 336,806
LYB International Finance III LLC
2.25% , 10/01/30 .................. 685 611,990
5.63% , 05/15/33 .................. 905 924,202
5.50% , 03/01/34 .................. 675 673,580
6.15% , 05/15/35
(c)
................. 165 170,910
3.38% , 10/01/40 .................. 815 603,062
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.20% , 10/15/49 .................. USD 975 $ 718,348
4.20% , 05/01/50 .................. 1,024 755,793
3.63% , 04/01/51 .................. 1,041 691,013
3.80% , 10/01/60 .................. 695 445,327
LyondellBasell Industries NV, 4.63%, 02/26/55
(c)
615 479,280
Ma'aden Sukuk Ltd.
(e)
5.25% , 02/13/30 .................. 800 824,746
5.50% , 02/13/35 .................. 600 630,742
Mativ Holdings, Inc., 8.00%, 10/01/29
(c) (d)
... 415 401,602
Maxam Prill SARL, 7.75%, 07/15/30
(d)
..... 390 398,218
MEGlobal BV, 2.63%, 04/28/28
(e)
........ 800 764,540
MEGlobal Canada ULC, 5.88%, 05/18/30
(e)
.. 600 632,114
Methanex Corp.
5.13% , 10/15/27 .................. 680 681,275
5.25% , 12/15/29 .................. 706 702,659
5.65% , 12/01/44 .................. 250 217,600
Methanex US Operations, Inc., 6.25%,
03/15/32
(d)
..................... 585 593,949
Minerals Technologies, Inc., 5.00%, 07/01/28
(d)
430 424,001
Mosaic Co. (The)
4.05% , 11/15/27 .................. 740 738,353
5.38% , 11/15/28 .................. 535 551,540
5.45% , 11/15/33 .................. 564 580,236
4.88% , 11/15/41 .................. 575 521,253
5.63% , 11/15/43 .................. 380 372,242
NewMarket Corp., 2.70%, 03/18/31 ....... 400 363,790
Nufarm Australia Ltd., 5.00%, 01/27/30
(d)
.... 355 317,053
Nutrien Ltd.
4.00% , 12/15/26 .................. 493 492,182
4.50% , 03/12/27 .................. 375 376,801
5.20% , 06/21/27 .................. 475 482,768
4.90% , 03/27/28 .................. 665 676,321
4.20% , 04/01/29 .................. 643 641,850
2.95% , 05/13/30 .................. 516 486,287
5.25% , 03/12/32 .................. 575 593,684
5.40% , 06/21/34 .................. 435 449,011
4.13% , 03/15/35 .................. 549 511,248
5.88% , 12/01/36 .................. 455 480,738
5.63% , 12/01/40 .................. 245 248,597
6.13% , 01/15/41 .................. 195 206,214
4.90% , 06/01/43 .................. 274 252,888
5.25% , 01/15/45 .................. 578 550,949
5.00% , 04/01/49 .................. 656 602,779
3.95% , 05/13/50 .................. 595 460,863
5.80% , 03/27/53 .................. 705 719,005
Olin Corp.
5.63% , 08/01/29
(c)
................. 620 621,387
5.00% , 02/01/30
(c)
................. 514 499,191
6.63% , 04/01/33
(d)
................. 650 644,285
Olympus Water US Holding Corp.
(d)
7.13% , 10/01/27 .................. 215 218,829
4.25% , 10/01/28 .................. 815 779,683
6.25% , 10/01/29
(c)
................. 420 408,870
7.25% , 06/15/31 .................. 710 710,648
Series 144* , 7.25% , 02/15/33 ......... 1,455 1,448,810
Orbia Advance Corp. SAB de CV
(e)
6.80% , 05/13/30 .................. 600 601,016
2.88% , 05/11/31 .................. 400 328,892
6.75% , 09/19/42
(c)
................. 400 352,057
5.88% , 09/17/44 .................. 800 638,177
5.50% , 01/15/48 .................. 600 439,910
PPG Industries, Inc.
3.75% , 03/15/28 .................. 626 621,250
2.80% , 08/15/29 .................. 275 261,616
2.55% , 06/15/30 .................. 130 120,627

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.38% , 03/15/31 .................. USD 450 $ 448,304
Qnity Electronics, Inc.
(d)
5.75% , 08/15/32 .................. 325 330,582
6.25% , 08/15/33 .................. 270 277,410
Rain Carbon, Inc., 12.25%, 09/01/29
(c) (d)
.... 465 495,294
RPM International, Inc.
3.75% , 03/15/27 .................. 325 322,673
4.55% , 03/01/29 .................. 580 584,675
2.95% , 01/15/32 .................. 430 390,188
5.25% , 06/01/45 .................. 250 242,927
4.25% , 01/15/48 .................. 215 179,860
SABIC Capital I BV
(e)
2.15% , 09/14/30 .................. 400 364,121
3.00% , 09/14/50 .................. 600 397,081
SABIC Capital II BV, 4.50%, 10/10/28
(e)
.... 1,000 1,009,727
Sasol Financing USA LLC
6.50% , 09/27/28 .................. 600 590,684
8.75% , 05/03/29
(e)
................. 1,000 1,016,459
5.50% , 03/18/31 .................. 800 679,371
SCIH Salt Holdings, Inc.
(d)
4.88% , 05/01/28 .................. 1,134 1,120,475
6.63% , 05/01/29
(c)
................. 690 685,971
SCIL IV LLC, 5.38%, 11/01/26
(d)
......... 605 604,904
Scotts Miracle-Gro Co. (The)
5.25% , 12/15/26
(c)
................. 495 495,033
4.50% , 10/15/29
(c)
................. 440 428,899
4.00% , 04/01/31 .................. 490 454,216
4.38% , 02/01/32 .................. 405 374,820
Sherwin-Williams Co. (The)
3.45% , 06/01/27 .................. 1,556 1,541,462
4.55% , 03/01/28 .................. 605 610,370
4.30% , 08/15/28 .................. 495 497,532
2.95% , 08/15/29 .................. 874 834,875
2.30% , 05/15/30 .................. 560 514,404
4.50% , 08/15/30 .................. 475 477,945
4.80% , 09/01/31 .................. 435 443,962
2.20% , 03/15/32 .................. 635 554,709
5.15% , 08/15/35 .................. 490 498,705
4.00% , 12/15/42 .................. 110 91,917
4.55% , 08/01/45 .................. 420 368,247
4.50% , 06/01/47 .................. 1,389 1,207,057
3.80% , 08/15/49 .................. 595 455,782
3.30% , 05/15/50 .................. 330 230,206
2.90% , 03/15/52 .................. 655 415,766
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(d)
..................... 720 708,057
SNF Group SACA
(d)
3.13% , 03/15/27 .................. 380 370,947
3.38% , 03/15/30 .................. 390 360,736
Sociedad Quimica y Minera de Chile SA
(e)
4.25% , 05/07/29 .................. 400 397,669
6.50% , 11/07/33 .................. 800 860,159
5.50% , 09/10/34 .................. 800 808,134
4.25% , 01/22/50 .................. 400 325,728
3.50% , 09/10/51
(c)
................. 600 427,308
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(d)
..................... 185 184,817
Syensqo Finance America LLC
(d)
5.65% , 06/04/29 .................. 635 657,512
5.85% , 06/04/34 .................. 510 533,283
Syngenta Finance NV, 5.18%, 04/24/28
(d)
... 690 697,997
Tronox, Inc.
(c)(d)
4.63% , 03/15/29 .................. 1,065 655,126
9.13% , 09/30/30 .................. 55 50,196
UPL Corp. Ltd., 4.63%, 06/16/30
(e)
....... 400 371,640
Security
Par (000)
Par (000) Value
Chemicals (continued)
Vibrantz Technologies, Inc., 9.00%, 02/15/30
(c) (d)
USD 673 $ 359,451
Westlake Corp.
3.38% , 06/15/30 .................. 495 472,096
2.88% , 08/15/41 .................. 415 289,773
5.00% , 08/15/46 .................. 718 634,589
4.38% , 11/15/47 .................. 470 373,667
3.13% , 08/15/51 .................. 635 399,415
3.38% , 08/15/61 .................. 435 270,177
WR Grace Holdings LLC
(d)
4.88% , 06/15/27 .................. 491 487,141
5.63% , 08/15/29 .................. 1,049 959,913
7.38% , 03/01/31 .................. 405 405,882
6.63% , 08/15/32 .................. 355 343,111
Yara International ASA
4.75% , 06/01/28
(d)
................. 1,135 1,142,903
3.15% , 06/04/30
(d)
................. 915 861,269
7.38% , 11/14/32
(e)
................. 655 743,059
163,885,364
Commercial Services & Supplies — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29
(c) (d)
... 605 538,034
ADT Security Corp. (The)
(d)
4.13% , 08/01/29 .................. 1,025 992,936
4.88% , 07/15/32 .................. 745 721,669
5.88% , 10/15/33 .................. 515 522,259
Allied Universal Holdco LLC
(d)
4.63% , 06/01/28 .................. 1,805 1,767,890
6.00% , 06/01/29
(c)
................. 955 932,963
6.88% , 06/15/30 .................. 595 610,202
7.88% , 02/15/31 .................. 2,000 2,084,492
APi Group DE, Inc.
(d)
4.13% , 07/15/29 .................. 368 355,112
4.75% , 10/15/29 .................. 345 338,415
Aramark Services, Inc., 5.00%, 02/01/28
(d)
... 1,153 1,150,981
Bidvest Group UK plc (The), 6.20%, 09/17/32
(d)
200 202,661
Brink's Co. (The)
(d)
4.63% , 10/15/27 .................. 614 609,917
6.50% , 06/15/29 .................. 425 437,922
6.75% , 06/15/32 .................. 410 426,085
California Endowment (The), Series 2021,
2.50%, 04/01/51 ................. 520 315,543
Cimpress plc, 7.38%, 09/15/32
(d)
......... 550 558,987
Cintas Corp. No. 2
3.70% , 04/01/27 .................. 994 990,626
4.20% , 05/01/28 .................. 375 376,573
4.00% , 05/01/32 .................. 355 347,867
Clean Harbors, Inc.
(d)
5.13% , 07/15/29 .................. 300 298,431
6.38% , 02/01/31 .................. 540 553,287
5.75% , 10/15/33 .................. 270 275,903
CoreCivic, Inc.
4.75% , 10/15/27 .................. 295 292,492
8.25% , 04/15/29 .................. 510 536,831
Deluxe Corp.
(d)
8.00% , 06/01/29 .................. 495 490,097
8.13% , 09/15/29 .................. 505 529,517
Element Fleet Management Corp.
(d)
5.64% , 03/13/27 .................. 540 549,698
6.32% , 12/04/28 .................. 890 938,805
5.04% , 03/25/30 .................. 490 500,593
Enviri Corp., 5.75%, 07/31/27
(d)
......... 485 480,780
Ford Foundation (The)
Series 2020 , 2.42% , 06/01/50 ......... 730 448,425
Series 2020 , 2.82% , 06/01/70 ......... 615 361,807

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Garda World Security Corp.
(d)
4.63% , 02/15/27 .................. USD 550 $ 545,695
7.75% , 02/15/28 .................. 605 619,145
6.00% , 06/01/29 .................. 520 507,896
8.25% , 08/01/32 .................. 605 615,831
8.38% , 11/15/32 .................. 905 920,408
GEO Group, Inc. (The)
8.63% , 04/15/29 .................. 675 712,415
10.25% , 04/15/31 ................. 651 714,035
GFL Environmental, Inc.
(d)
4.00% , 08/01/28 .................. 750 733,755
3.50% , 09/01/28 .................. 725 708,657
4.75% , 06/15/29 .................. 740 732,555
4.38% , 08/15/29 .................. 580 566,570
6.75% , 01/15/31 .................. 1,020 1,065,700
Interface, Inc., 5.50%, 12/01/28
(d)
........ 370 369,591
J Paul Getty Trust (The), 4.91%, 04/01/35 ... 475 487,633
Madison IAQ LLC
(d)
4.13% , 06/30/28 .................. 735 719,711
5.88% , 06/30/29 .................. 1,045 1,024,165
Nature Conservancy (The), Series A, 3.96%,
03/01/52
(c)
..................... 400 321,074
NongHyup Bank
(e)
4.25% , 07/06/27 .................. 200 200,469
4.88% , 07/03/28 .................. 600 611,655
4.75% , 07/22/29 .................. 400 408,799
4.38% , 07/21/30 .................. 200 202,767
OT Midco, Inc., 10.00%, 02/15/30
(c) (d)
...... 495 290,424
Pitney Bowes, Inc.
(d)
6.88% , 03/15/27 .................. 385 386,894
7.25% , 03/15/29 .................. 390 393,773
Prime Security Services Borrower LLC, 3.38%,
08/31/27
(d)
..................... 1,050 1,021,498
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(d)
..................... 1,305 1,334,439
RELX Capital, Inc.
4.00% , 03/18/29 .................. 1,273 1,266,025
4.75% , 03/27/30 .................. 470 479,263
3.00% , 05/22/30 .................. 679 643,038
4.75% , 05/20/32 .................. 155 157,919
5.25% , 03/27/35 .................. 195 201,467
Republic Services, Inc.
3.38% , 11/15/27 .................. 813 803,942
3.95% , 05/15/28 .................. 875 874,334
4.88% , 04/01/29 .................. 1,050 1,076,210
5.00% , 11/15/29 .................. 410 424,324
2.30% , 03/01/30 .................. 869 804,941
4.75% , 07/15/30 .................. 345 353,545
1.45% , 02/15/31 .................. 850 738,272
1.75% , 02/15/32 .................. 955 820,009
2.38% , 03/15/33 .................. 615 535,951
5.00% , 12/15/33 .................. 630 650,222
5.00% , 04/01/34 .................. 595 611,254
5.20% , 11/15/34 .................. 525 544,977
5.15% , 03/15/35 .................. 315 325,634
6.20% , 03/01/40 .................. 270 298,595
5.70% , 05/15/41 .................. 468 492,631
3.05% , 03/01/50 .................. 588 408,235
Reworld Holding Corp., 4.88%, 12/01/29
(d)
... 735 689,973
Rockefeller Foundation (The), Series 2020,
2.49%, 10/01/50 ................. 834 519,513
Rollins, Inc., 5.25%, 02/24/35 .......... 165 167,713
RR Donnelley & Sons Co.
(d)
8.50% , 04/15/29 .................. 150 151,476
9.50% , 08/01/29 .................. 960 984,661
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
10.88% , 08/01/29 ................. USD 510 $ 512,458
RRD Intermediate Holdings, Inc., 11.00%,
(11.00% Cash or 12.00% PIK), 12/01/30
(d) (g)
374 364,790
RRD Parent, Inc., 10.00%, (10.00% Cash or
10.00% PIK), 10/15/31
(c) (d) (g)
.......... 433 763,303
Steelcase, Inc., 5.13%, 01/18/29 ........ 466 456,289
Veralto Corp.
5.35% , 09/18/28 .................. 895 924,540
5.45% , 09/18/33 .................. 680 711,957
Veritiv Operating Co., 10.50%, 11/30/30
(d)
... 1,005 1,046,300
VM Consolidated, Inc., 5.50%, 04/15/29
(d)
... 339 335,561
Waste Connections, Inc.
4.25% , 12/01/28 .................. 480 482,859
3.50% , 05/01/29 .................. 1,012 994,840
2.60% , 02/01/30 .................. 382 359,759
2.20% , 01/15/32 .................. 715 629,463
3.20% , 06/01/32 .................. 595 552,742
4.20% , 01/15/33 .................. 710 696,542
5.00% , 03/01/34 .................. 610 622,806
5.25% , 09/01/35 .................. 595 613,457
3.05% , 04/01/50 .................. 625 424,116
2.95% , 01/15/52 .................. 895 588,890
Waste Management, Inc.
4.95% , 07/03/27 .................. 400 406,524
3.15% , 11/15/27 .................. 967 952,098
1.15% , 03/15/28 .................. 703 659,340
4.50% , 03/15/28 .................. 1,010 1,021,479
3.88% , 01/15/29 .................. 560 556,570
4.88% , 02/15/29 .................. 740 759,045
2.00% , 06/01/29 .................. 583 543,484
4.63% , 02/15/30 .................. 970 986,914
4.65% , 03/15/30 .................. 835 850,523
1.50% , 03/15/31 .................. 1,190 1,033,128
4.95% , 07/03/31 .................. 405 418,913
4.80% , 03/15/32 .................. 845 863,609
4.15% , 04/15/32 .................. 930 918,602
4.63% , 02/15/33 .................. 620 626,979
4.88% , 02/15/34 .................. 1,375 1,403,426
4.95% , 03/15/35 .................. 1,585 1,609,808
2.95% , 06/01/41 .................. 535 407,413
4.10% , 03/01/45 .................. 435 369,273
4.15% , 07/15/49 .................. 469 392,978
2.50% , 11/15/50 .................. 454 276,881
5.35% , 10/15/54 .................. 1,185 1,168,431
Waste Pro USA, Inc., 7.00%, 02/01/33
(d)
.... 805 838,316
West Technology Group LLC, 8.50%,
04/10/27
(d)
..................... 448 54,408
Williams Scotsman, Inc.
(d)
4.63% , 08/15/28 .................. 530 523,040
6.63% , 06/15/29 .................. 515 530,020
6.63% , 04/15/30 .................. 165 170,701
7.38% , 10/01/31 .................. 540 564,988
WK Kellogg Foundation Trust, 2.44%,
10/01/50
(d)
..................... 135 81,731
Wrangler Holdco Corp., 6.63%, 04/01/32
(d)
.. 515 537,249
82,384,021
Communications Equipment — 0.1%
Ciena Corp., 4.00%, 01/31/30
(d)
......... 405 389,325
Cisco Systems, Inc.
4.80% , 02/26/27 .................. 1,620 1,637,971
4.55% , 02/24/28 .................. 895 907,903
4.85% , 02/26/29 .................. 1,720 1,762,441
4.75% , 02/24/30 .................. 1,175 1,203,844
4.95% , 02/26/31 .................. 2,210 2,284,427

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
4.95% , 02/24/32 .................. USD 1,055 $ 1,088,048
5.05% , 02/26/34 .................. 1,840 1,896,953
5.10% , 02/24/35 .................. 1,195 1,229,553
5.90% , 02/15/39 .................. 2,165 2,347,250
5.50% , 01/15/40 .................. 1,934 2,011,296
5.30% , 02/26/54 .................. 2,060 2,014,057
5.50% , 02/24/55 .................. 845 852,257
5.35% , 02/26/64 .................. 895 869,250
CommScope LLC
(d)
8.25% , 03/01/27
(c)
................. 955 962,162
7.13% , 07/01/28 .................. 715 716,913
4.75% , 09/01/29 .................. 935 932,671
9.50% , 12/15/31
(c)
................. 980 998,167
CommScope Technologies LLC, 5.00%,
03/15/27
(c) (d)
.................... 785 781,255
Juniper Networks, Inc.
3.75% , 08/15/29 .................. 647 632,291
2.00% , 12/10/30 .................. 485 425,670
5.95% , 03/15/41 .................. 479 482,872
Motorola Solutions, Inc.
4.60% , 02/23/28 .................. 971 980,466
5.00% , 04/15/29 .................. 465 476,004
4.60% , 05/23/29 .................. 1,050 1,061,379
4.85% , 08/15/30 .................. 390 397,648
2.30% , 11/15/30 .................. 937 847,263
2.75% , 05/24/31 .................. 940 860,097
5.60% , 06/01/32 .................. 630 662,839
5.20% , 08/15/32 .................. 350 360,518
5.40% , 04/15/34 .................. 440 455,224
5.55% , 08/15/35 .................. 595 618,266
5.50% , 09/01/44 .................. 521 516,696
Nokia OYJ
4.38% , 06/12/27 .................. 586 585,467
6.63% , 05/15/39 .................. 565 610,620
Viasat, Inc.
(d)
5.63% , 04/15/27 .................. 600 599,609
6.50% , 07/15/28 .................. 465 451,155
7.50% , 05/30/31
(c)
................. 715 671,002
Viavi Solutions, Inc., 3.75%, 10/01/29
(d)
.... 395 372,837
Xiaomi Best Time International Ltd.
(e)
3.38% , 04/29/30 .................. 800 770,152
2.88% , 07/14/31 .................. 400 369,482
4.10% , 07/14/51 .................. 600 497,326
38,590,626
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(d)
........... 780 801,087
Aeropuertos Dominicanos Siglo XXI SA, 7.00%,
06/30/34
(c) (e)
.................... 400 420,757
Arcosa, Inc.
(d)
4.38% , 04/15/29 .................. 379 368,308
6.88% , 08/15/32 .................. 635 663,285
Artera Services LLC, 8.50%, 02/15/31
(c) (d)
... 615 529,580
ASG Finance DAC, 9.75%, 05/15/29
(d)
..... 200 192,491
ATP Tower Holdings, 7.88%, 02/03/30
(c) (e)
... 500 512,995
Bioceanico Sovereign Certificate Ltd., 0.00%,
06/05/34
(e) (i)
.................... 548 448,482
Brand Industrial Services, Inc., 10.38%,
08/01/30
(d)
..................... 1,385 1,332,819
Brundage-Bone Concrete Pumping Holdings,
Inc., 7.50%, 02/01/32
(d)
............. 415 418,942
CCCI Treasure Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.12%), 3.65%
(e) (f) (h)
............... 800 790,438
Cellnex Finance Co. SA, 3.88%, 07/07/41
(d)
.. 650 521,807
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Chouzhou International Investment Ltd., 4.80%,
01/15/28
(e)
..................... USD 400 $ 404,344
CIMIC Finance USA Pty. Ltd., 7.00%,
03/25/34
(d)
..................... 600 655,714
CSCEC Finance Cayman II Ltd., 3.50%,
07/05/27
(e)
..................... 400 395,699
Delhi International Airport Ltd., 6.45%,
06/04/29
(e)
..................... 600 624,463
Dianjian Haiyu Ltd.
(e)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.58%),
4.25%
(f) (h)
..................... 200 199,572
4.30% , 09/10/27 .................. 400 401,139
Dycom Industries, Inc., 4.50%, 04/15/29
(d)
... 505 494,544
Fluor Corp., 4.25%, 09/15/28 ........... 584 579,424
Global Infrastructure Solutions, Inc.
(d)
5.63% , 06/01/29 .................. 395 395,046
7.50% , 04/15/32 .................. 300 314,159
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29
(d)
..................... 335 323,792
Hongkong International Qingdao Co. Ltd.
(e)
5.75% , 09/12/27 .................. 600 612,038
5.40% , 04/09/28 .................. 800 814,032
HTA Group Ltd., 7.50%, 06/04/29
(e)
....... 800 829,043
INNOVATE Corp., 10.50%, (10.50% Cash or
10.50% PIK), 02/01/27
(c) (d) (g)
.......... 74 65,224
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(e)
..................... 800 832,449
LBJ Infrastructure Group LLC, 3.80%,
12/31/57
(d)
..................... 340 243,727
MasTec, Inc.
4.50% , 08/15/28
(d)
................. 1,235 1,230,668
5.90% , 06/15/29 .................. 265 277,038
Mexico City Airport Trust
(e)
3.88% , 04/30/28 .................. 400 392,249
5.50% , 10/31/46 .................. 600 528,165
5.50% , 07/31/47 .................. 1,800 1,581,423
Pike Corp.
(d)
5.50% , 09/01/28 .................. 695 692,333
8.63% , 01/31/31 .................. 425 454,253
Quanta Services, Inc.
4.75% , 08/09/27 .................. 450 455,079
4.30% , 08/09/28 .................. 510 511,968
2.90% , 10/01/30 .................. 1,130 1,057,066
4.50% , 01/15/31 .................. 350 350,547
2.35% , 01/15/32 .................. 730 645,124
5.25% , 08/09/34 .................. 710 729,857
5.10% , 08/09/35 .................. 440 443,355
3.05% , 10/01/41 .................. 470 352,212
Railworks Holdings LP, 8.25%, 11/15/28
(d)
... 340 341,130
Sepco Virgin Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.00%), 4.65%
(e) (f) (h)
............... 200 201,474
SND International Bvi Co. Ltd., 5.95%,
12/04/26
(e)
..................... 200 202,376
Sobha Sukuk Ltd., 8.00%, 02/19/29
(e)
...... 400 409,694
Ste Transcore Holdings, Inc.
(d)
3.38% , 05/05/27 .................. 600 594,903
3.75% , 05/05/32 .................. 200 194,493
Summit Digitel Infrastructure Ltd., 2.88%,
08/12/31
(e)
..................... 400 360,653
Taizhou Urban Construction & Investment
Development Group Co. Ltd., 5.45%,
07/11/27
(e)
..................... 200 201,515
Tutor Perini Corp., 11.88%, 04/30/29
(d)
..... 415 462,993

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Valmont Industries, Inc.
5.00% , 10/01/44 .................. USD 649 $ 611,000
5.25% , 10/01/54 .................. 250 237,366
Vinci SA, 3.75%, 04/10/29
(d)
........... 540 530,630
Weekley Homes LLC, 4.88%, 09/15/28
(d)
.... 415 405,403
YI Bright International Ltd., 6.68%, 06/20/27
(e)
400 410,012
Yongda Investment Ltd., 4.60%, 06/03/28
(e)
.. 600 604,977
Zhengzhou Urban Construction Investment
Group Co. Ltd., 4.90%, 06/27/28
(e)
...... 400 403,918
31,059,274
Construction Materials — 0.1%
Cemex SAB de CV
(e)
5.45% , 11/19/29
(c)
................. 800 812,353
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
7.20%
(f) (h)
..................... 755 785,793
5.20% , 09/17/30
(c)
................. 600 607,620
3.88% , 07/11/31
(c)
................. 900 857,297
CRH America, Inc., 5.13%, 05/18/45
(d)
..... 640 608,130
Eagle Materials, Inc., 2.50%, 07/01/31 ..... 920 831,978
GCC SAB de CV, 3.61%, 04/20/32
(e)
...... 400 367,131
Inversiones CMPC SA
4.38% , 04/04/27
(e)
................. 400 399,475
3.85% , 01/13/30
(e)
................. 400 380,558
3.00% , 04/06/31
(e)
................. 400 357,359
6.13% , 06/23/33
(c) (e)
................ 800 829,315
6.13% , 02/26/34
(e)
................. 400 415,319
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 6.70% ,
12/09/57
(d) (f)
................... 400 403,542
Knife River Corp., 7.75%, 05/01/31
(d)
...... 445 465,997
Martin Marietta Materials, Inc.
3.45% , 06/01/27 .................. 570 565,024
3.50% , 12/15/27 .................. 624 616,689
Series CB , 2.50% , 03/15/30 .......... 595 554,280
2.40% , 07/15/31 .................. 1,000 898,211
5.15% , 12/01/34 .................. 350 357,951
4.25% , 12/15/47 .................. 540 455,706
3.20% , 07/15/51 .................. 1,040 715,630
5.50% , 12/01/54 .................. 460 459,381
UltraTech Cement Ltd., 2.80%, 02/16/31
(e)
... 400 365,681
Vulcan Materials Co.
3.90% , 04/01/27 .................. 830 827,939
4.95% , 12/01/29 .................. 530 543,597
3.50% , 06/01/30 .................. 850 821,246
5.35% , 12/01/34 .................. 650 671,500
4.50% , 06/15/47 .................. 569 498,314
4.70% , 03/01/48 .................. 602 542,384
5.70% , 12/01/54 .................. 570 583,009
17,598,409
Consumer Finance — 0.9%
AerCap Ireland Capital DAC
6.10% , 01/15/27 .................. 600 612,228
6.45% , 04/15/27 .................. 1,280 1,317,383
3.65% , 07/21/27 .................. 1,181 1,170,235
4.63% , 10/15/27 .................. 832 837,964
3.88% , 01/23/28 .................. 678 672,972
4.88% , 04/01/28 .................. 515 522,823
5.75% , 06/06/28 .................. 965 998,802
3.00% , 10/29/28 .................. 3,761 3,630,812
5.10% , 01/19/29 .................. 950 971,913
4.63% , 09/10/29 .................. 685 690,419
6.15% , 09/30/30 .................. 750 802,972
4.38% , 11/15/30 .................. 325 323,331
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.38% , 12/15/31 .................. USD 500 $ 517,034
3.30% , 01/30/32 .................. 3,925 3,624,845
3.40% , 10/29/33 .................. 1,230 1,108,859
5.30% , 01/19/34 .................. 865 883,569
4.95% , 09/10/34 .................. 1,135 1,129,780
5.00% , 11/15/35 .................. 430 426,058
3.85% , 10/29/41 .................. 1,355 1,119,237
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.72%), 6.95% ,
03/10/55
(f)
.................... 705 742,098
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/28
(d)
430 438,876
Ally Financial, Inc.
4.75% , 06/09/27 .................. 780 784,695
7.10% , 11/15/27 .................. 925 970,497
2.20% , 11/02/28 .................. 940 877,456
(SOFR Index + 1.96%), 5.74% , 05/15/29
(f)
. 170 173,362
(1-day SOFR + 3.26%), 6.99% , 06/13/29
(f)
430 451,843
(1-day SOFR + 2.82%), 6.85% , 01/03/30
(f)
700 738,536
(SOFR Index + 1.73%), 5.54% , 01/17/31
(f)
. 475 483,234
8.00% , 11/01/31 .................. 2,401 2,729,192
6.70% , 02/14/33
(c)
................. 505 527,092
(1-day SOFR + 1.78%), 5.55% , 07/31/33
(f)
735 737,819
(1-day SOFR + 2.29%), 6.18% , 07/26/35
(f)
510 527,295
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40
(f)
.................... 510 512,085
American Express Co.
1.65% , 11/04/26 .................. 1,150 1,125,000
2.55% , 03/04/27 .................. 1,825 1,792,476
3.30% , 05/03/27 .................. 2,115 2,095,438
5.85% , 11/05/27 .................. 1,400 1,449,814
(1-day SOFR + 1.00%), 5.10% , 02/16/28
(f)
1,430 1,447,839
(1-day SOFR + 0.93%), 5.04% , 07/26/28
(f)
555 563,737
(1-day SOFR + 1.26%), 4.73% , 04/25/29
(f)
1,560 1,583,500
4.05% , 05/03/29 .................. 1,185 1,188,941
(1-day SOFR + 0.81%), 4.35% , 07/20/29
(f)
1,580 1,589,539
(SOFR Index + 1.28%), 5.28% , 07/27/29
(f)
. 1,575 1,623,026
(SOFR Index + 1.09%), 5.53% , 04/25/30
(f)
. 1,715 1,790,244
(SOFR Index + 1.02%), 5.09% , 01/30/31
(f)
. 870 896,618
(1-day SOFR + 1.44%), 5.02% , 04/25/31
(f)
1,700 1,749,624
(1-day SOFR + 1.94%), 6.49% , 10/30/31
(f)
1,180 1,291,181
(1-day SOFR + 2.26%), 4.99% , 05/26/33
(f)
695 710,831
(1-day SOFR + 1.22%), 4.92% , 07/20/33
(f)
900 916,870
(1-day SOFR + 1.76%), 4.42% , 08/03/33
(f)
1,565 1,550,734
(1-day SOFR + 1.84%), 5.04% , 05/01/34
(f)
1,090 1,120,149
(1-day SOFR + 1.93%), 5.63% , 07/28/34
(f)
645 676,244
(1-day SOFR + 1.63%), 5.92% , 04/25/35
(f)
600 640,753
(1-day SOFR + 1.42%), 5.28% , 07/26/35
(f)
1,690 1,743,651
(SOFR Index + 1.32%), 5.44% , 01/30/36
(f)
. 1,275 1,328,044
(1-day SOFR + 1.79%), 5.67% , 04/25/36
(f)
1,355 1,431,084
(1-day SOFR + 1.24%), 4.80% , 10/24/36
(f)
1,435 1,418,456
4.05% , 12/03/42 .................. 1,580 1,370,581
American Express Credit Corp., 3.30%,
05/03/27 ...................... 880 871,868
American Honda Finance Corp.
2.35% , 01/08/27 .................. 926 907,373
4.90% , 03/12/27 .................. 595 601,543
4.55% , 07/09/27 .................. 275 277,258
4.90% , 07/09/27 .................. 425 430,415
4.45% , 10/22/27 .................. 650 654,562
4.70% , 01/12/28 .................. 495 501,057
3.50% , 02/15/28 .................. 991 978,586
4.55% , 03/03/28 .................. 425 428,913
2.00% , 03/24/28 .................. 650 619,365
5.13% , 07/07/28 .................. 1,100 1,127,218

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.25% , 09/01/28 .................. USD 575 $ 576,765
5.65% , 11/15/28 .................. 705 734,902
2.25% , 01/12/29 .................. 518 488,452
4.90% , 03/13/29 .................. 630 643,607
4.40% , 09/05/29 .................. 780 785,505
4.80% , 03/05/30 .................. 425 433,237
4.60% , 04/17/30 .................. 925 934,455
4.50% , 09/04/30 .................. 595 595,761
5.85% , 10/04/30 .................. 620 659,311
1.80% , 01/13/31 .................. 908 797,744
5.05% , 07/10/31 .................. 680 699,142
4.85% , 10/23/31 .................. 735 748,071
5.15% , 07/09/32 .................. 445 457,065
4.90% , 01/10/34
(c)
................. 820 828,618
5.20% , 03/05/35 .................. 375 382,397
Andrew W Mellon Foundation (The), Series
2020, 0.95%, 08/01/27 ............. 523 496,647
Atlanticus Holdings Corp., 9.75%, 09/01/30
(c) (d)
420 408,152
Avolon Holdings Funding Ltd.
(d)
3.25% , 02/15/27 .................. 1,010 994,725
2.53% , 11/18/27 .................. 1,028 990,785
4.95% , 01/15/28 .................. 365 368,457
2.75% , 02/21/28 .................. 645 620,016
6.38% , 05/04/28 .................. 700 729,113
5.75% , 03/01/29 .................. 1,185 1,224,055
5.75% , 11/15/29 .................. 1,045 1,083,293
5.15% , 01/15/30 .................. 505 512,716
5.38% , 05/30/30 .................. 320 327,350
4.90% , 10/10/30 .................. 105 105,480
Azorra Finance Ltd.
(d)
7.75% , 04/15/30 .................. 600 632,955
7.25% , 01/15/31 .................. 270 282,926
BOC Aviation USA Corp.
(e)
4.75% , 01/14/28 .................. 200 202,489
5.75% , 11/09/28
(c)
................. 600 626,660
5.00% , 01/17/29 .................. 600 613,232
5.25% , 01/14/30 .................. 400 415,298
4.63% , 09/04/31 .................. 600 609,153
4.88% , 05/03/33
(c)
................. 600 614,517
Bocom Leasing Management Hong Kong Co.
Ltd.
(e)
(SOFR Index + 0.68%), 4.94% , 06/26/27
(f)
. 800 800,501
5.00% , 06/26/27 .................. 400 404,940
(SOFR Index + 0.77%), 5.03% , 03/07/30
(f)
. 400 401,035
Bread Financial Holdings, Inc.
(d)
9.75% , 03/15/29 .................. 920 981,921
6.75% , 05/15/31 .................. 180 181,203
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.30%), 8.38% ,
06/15/35
(f)
.................... 170 173,545
Capital One Financial Corp.
4.10% , 02/09/27 .................. 1,088 1,086,143
3.75% , 03/09/27 .................. 1,402 1,395,230
3.65% , 05/11/27 .................. 759 753,478
(1-day SOFR + 0.86%), 1.88% , 11/02/27
(f)
. 1,295 1,264,307
3.80% , 01/31/28 .................. 1,305 1,295,594
(1-day SOFR + 2.06%), 4.93% , 05/10/28
(f)
1,360 1,372,418
(1-day SOFR + 2.08%), 5.47% , 02/01/29
(f)
1,010 1,034,325
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(f)
1,635 1,713,692
(1-day SOFR + 1.91%), 5.70% , 02/01/30
(f)
950 986,513
(1-day SOFR + 1.79%), 3.27% , 03/01/30
(f)
1,360 1,311,551
(1-day SOFR + 2.60%), 5.25% , 07/26/30
(f)
560 575,309
(1-day SOFR + 1.56%), 5.46% , 07/26/30
(f)
995 1,029,526
(1-day SOFR + 1.25%), 4.49% , 09/11/31
(f)
. 520 516,081
(1-day SOFR + 3.07%), 7.62% , 10/30/31
(f)
1,515 1,708,677
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 1.34%), 2.36% , 07/29/32
(f)
USD 1,125 $ 976,429
(1-day SOFR + 1.27%), 2.62% , 11/02/32
(f)
. 795 706,977
6.70% , 11/29/32 .................. 795 877,350
(1-day SOFR + 2.37%), 5.27% , 05/10/33
(f)
1,090 1,112,098
(1-day SOFR + 2.60%), 5.82% , 02/01/34
(f)
1,260 1,320,666
(1-day SOFR + 2.86%), 6.38% , 06/08/34
(f)
1,755 1,899,365
(SOFR Index + 3.37%), 7.96% , 11/02/34
(f)
. 995 1,173,264
(1-day SOFR + 2.26%), 6.05% , 02/01/35
(f)
315 334,018
(1-day SOFR + 1.99%), 5.88% , 07/26/35
(f)
1,070 1,119,559
(1-day SOFR + 2.04%), 6.18% , 01/30/36
(f)
1,640 1,710,556
(1-day SOFR + 1.63%), 5.20% , 09/11/36
(f)
. 1,300 1,290,442
Caterpillar Financial Services Corp.
4.50% , 01/07/27 .................. 225 226,556
1.70% , 01/08/27 .................. 790 770,491
4.50% , 01/08/27 .................. 630 634,577
5.00% , 05/14/27 .................. 555 564,437
3.60% , 08/12/27 .................. 885 881,721
1.10% , 09/14/27 .................. 1,023 973,226
4.40% , 10/15/27 .................. 920 929,292
4.60% , 11/15/27 .................. 705 715,226
4.40% , 03/03/28 .................. 325 328,544
Series K , 4.10% , 08/15/28 ............ 660 663,255
4.85% , 02/27/29 .................. 620 637,087
4.38% , 08/16/29 .................. 725 735,723
4.70% , 11/15/29 .................. 780 799,647
4.80% , 01/08/30 .................. 360 372,035
CDBL Funding 1, 3.50%, 10/24/27
(e)
...... 600 592,129
CMB International Leasing Management Ltd.
(e)
(1-day SOFR + 0.76%), 5.03% , 06/04/27
(f)
600 601,142
2.75% , 08/12/30 .................. 400 373,889
2.88% , 02/04/31 .................. 400 373,947
Cobra AcquisitionCo LLC
(d)
6.38% , 11/01/29 .................. 411 348,329
12.25% , 11/01/29
(c)
................ 270 271,552
Credit Acceptance Corp.
(d)
9.25% , 12/15/28 .................. 605 634,440
6.63% , 03/15/30 .................. 380 379,396
DAE Sukuk Difc Ltd., 4.50%, 10/16/30
(d)
.... 600 595,962
Encore Capital Group, Inc.
(d)
9.25% , 04/01/29 .................. 650 685,363
8.50% , 05/15/30 .................. 500 526,500
6.63% , 04/15/31 .................. 320 317,489
Enova International, Inc.
(d)
11.25% , 12/15/28 ................. 405 429,943
9.13% , 08/01/29 .................. 550 576,479
EZCORP, Inc., 7.38%, 04/01/32
(d)
........ 155 163,904
FirstCash, Inc.
(d)
4.63% , 09/01/28 .................. 515 508,155
5.63% , 01/01/30 .................. 580 580,824
6.88% , 03/01/32 .................. 535 555,596
Ford Motor Credit Co. LLC
5.13% , 11/05/26 .................. 1,070 1,073,780
4.27% , 01/09/27 .................. 535 531,752
5.80% , 03/05/27 .................. 1,237 1,250,830
5.85% , 05/17/27 .................. 825 836,631
4.95% , 05/28/27 .................. 975 975,878
4.13% , 08/17/27 .................. 1,018 1,005,366
3.82% , 11/02/27 .................. 580 568,634
7.35% , 11/04/27 .................. 1,245 1,300,172
2.90% , 02/16/28 .................. 550 525,803
5.92% , 03/20/28 .................. 625 638,449
6.80% , 05/12/28 .................. 1,330 1,382,375
6.80% , 11/07/28 .................. 910 950,938
2.90% , 02/10/29 .................. 875 815,410
5.80% , 03/08/29 .................. 990 1,006,802

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.11% , 05/03/29 .................. USD 1,597 $ 1,590,516
5.30% , 09/06/29 .................. 755 756,307
5.88% , 11/07/29 .................. 1,255 1,279,859
7.35% , 03/06/30 .................. 1,255 1,343,996
7.20% , 06/10/30 .................. 880 942,029
5.73% , 09/05/30 .................. 400 405,506
4.00% , 11/13/30 .................. 1,625 1,525,153
6.05% , 03/05/31 .................. 960 982,360
3.63% , 06/17/31 .................. 950 863,498
6.05% , 11/05/31 .................. 1,055 1,079,211
6.53% , 03/19/32 .................. 420 438,466
7.12% , 11/07/33 .................. 1,235 1,328,165
6.13% , 03/08/34 .................. 1,600 1,616,941
6.50% , 02/07/35 .................. 775 801,925
General Motors Financial Co., Inc.
4.35% , 01/17/27 .................. 1,535 1,536,397
2.35% , 02/26/27 .................. 595 580,612
5.00% , 04/09/27 .................. 1,440 1,453,806
5.40% , 05/08/27 .................. 1,023 1,039,519
5.00% , 07/15/27 .................. 450 455,284
5.35% , 07/15/27 .................. 595 605,271
2.70% , 08/20/27 .................. 965 939,127
3.85% , 01/05/28 .................. 1,196 1,185,049
6.00% , 01/09/28 .................. 730 755,313
5.05% , 04/04/28 .................. 740 752,527
2.40% , 04/10/28 .................. 957 915,008
5.80% , 06/23/28 .................. 965 999,611
2.40% , 10/15/28 .................. 1,330 1,262,799
4.20% , 10/27/28
(c)
................. 645 643,861
5.80% , 01/07/29 .................. 1,090 1,135,130
5.65% , 01/17/29 .................. 543 562,223
4.30% , 04/06/29 .................. 1,375 1,369,498
5.55% , 07/15/29 .................. 1,165 1,206,856
4.90% , 10/06/29 .................. 690 700,088
5.35% , 01/07/30 .................. 715 735,560
5.85% , 04/06/30 .................. 1,065 1,117,197
3.60% , 06/21/30 .................. 1,140 1,093,384
5.45% , 07/15/30
(c)
................. 580 600,870
2.35% , 01/08/31 .................. 890 794,822
5.75% , 02/08/31 .................. 1,065 1,115,137
2.70% , 06/10/31 .................. 1,485 1,337,101
5.60% , 06/18/31 .................. 765 796,006
3.10% , 01/12/32 .................. 870 788,260
5.63% , 04/04/32 .................. 385 399,586
6.40% , 01/09/33 .................. 1,075 1,157,610
6.10% , 01/07/34 .................. 1,435 1,516,169
5.95% , 04/04/34 .................. 1,265 1,324,163
5.45% , 09/06/34 .................. 925 935,802
5.90% , 01/07/35 .................. 655 682,593
6.15% , 07/15/35 .................. 630 664,361
GGAM Finance Ltd.
(d)
8.00% , 02/15/27 .................. 715 732,218
8.00% , 06/15/28 .................. 605 642,280
6.88% , 04/15/29 .................. 495 513,563
5.88% , 03/15/30 .................. 470 477,461
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(d)
..................... 1,092 1,122,756
goeasy Ltd.
(d)
9.25% , 12/01/28 .................. 575 595,843
7.63% , 07/01/29 .................. 610 615,098
6.88% , 05/15/30 .................. 410 403,183
7.38% , 10/01/30 .................. 240 239,453
6.88% , 02/15/31 .................. 225 219,900
Harley-Davidson Financial Services, Inc.
(d)
3.05% , 02/14/27 .................. 394 388,163
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.50% , 03/10/28 .................. USD 620 $ 647,319
5.95% , 06/11/29 .................. 540 563,484
Hyundai Capital Services, Inc.
(e)
2.50% , 01/24/27 .................. 400 391,420
5.13% , 02/05/27 .................. 200 201,876
3.63% , 08/29/27 .................. 400 395,289
5.25% , 01/22/28 .................. 400 407,886
5.13% , 02/05/29 .................. 600 613,102
Hyundai Card Co. Ltd., 5.75%, 04/24/29
(e)
... 400 415,693
ICBCIL Finance Co. Ltd.
(e)
2.25% , 11/02/26 .................. 600 588,467
2.70% , 01/27/27 .................. 400 392,443
John Deere Capital Corp.
4.50% , 01/08/27 .................. 1,360 1,369,760
1.70% , 01/11/27 .................. 725 706,794
4.85% , 03/05/27 .................. 370 374,551
2.35% , 03/08/27 .................. 375 367,569
1.75% , 03/09/27 .................. 780 758,648
4.90% , 06/11/27 .................. 695 706,476
4.20% , 07/15/27 .................. 675 678,921
2.80% , 09/08/27 .................. 551 541,007
4.15% , 09/15/27 .................. 660 663,608
3.05% , 01/06/28 .................. 287 282,243
4.65% , 01/07/28 .................. 415 421,544
4.75% , 01/20/28 .................. 830 844,630
4.90% , 03/03/28 .................. 1,019 1,041,855
1.50% , 03/06/28 .................. 1,083 1,024,816
Series I , 4.25% , 06/05/28 ............ 985 993,027
4.95% , 07/14/28 .................. 710 728,694
4.50% , 01/16/29 .................. 945 958,687
3.45% , 03/07/29 .................. 807 793,870
3.35% , 04/18/29 .................. 1,020 998,701
4.85% , 06/11/29 .................. 765 786,228
2.80% , 07/18/29 .................. 520 498,217
4.85% , 10/11/29 .................. 1,000 1,032,077
2.45% , 01/09/30 .................. 475 446,495
Series I , 4.55% , 06/05/30 ............ 750 761,615
4.70% , 06/10/30 .................. 1,210 1,239,246
4.38% , 10/15/30 .................. 500 503,912
1.45% , 01/15/31 .................. 1,002 879,117
4.90% , 03/07/31 .................. 525 540,920
2.00% , 06/17/31 .................. 875 779,479
4.40% , 09/08/31 .................. 870 876,704
3.90% , 06/07/32 .................. 575 562,235
4.35% , 09/15/32 .................. 1,050 1,052,396
Series I , 5.15% , 09/08/33 ............ 520 543,920
5.10% , 04/11/34 .................. 830 859,021
Series MTN1 , 5.05% , 06/12/34 ........ 725 746,741
Kaspi.KZ JSC, 6.25%, 03/26/30
(e)
........ 600 616,316
LFS Topco LLC, 8.75%, 07/15/30
(d)
....... 450 440,706
Macquarie Airfinance Holdings Ltd.
(d)
5.20% , 03/27/28 .................. 335 340,163
6.40% , 03/26/29 .................. 655 688,408
5.15% , 03/17/30 .................. 95 96,061
6.50% , 03/26/31 .................. 485 517,828
Mitsubishi HC Finance America LLC
(d)
5.81% , 09/12/28 .................. 465 482,718
5.15% , 10/24/29 .................. 385 394,290
5.66% , 02/28/33
(c)
................. 585 613,339
Muthoot Finance Ltd.
(e)
7.13% , 02/14/28 .................. 800 818,093
6.38% , 04/23/29 .................. 400 406,064
6.38% , 03/02/30 .................. 200 203,002
Navient Corp.
5.00% , 03/15/27 .................. 695 691,079

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.88% , 03/15/28 .................. USD 515 $ 503,852
5.50% , 03/15/29
(c)
................. 640 627,969
9.38% , 07/25/30 .................. 520 571,564
11.50% , 03/15/31 ................. 755 844,854
7.88% , 06/15/32
(c)
................. 335 346,288
5.63% , 08/01/33 .................. 605 546,343
OneMain Finance Corp.
3.50% , 01/15/27 .................. 720 708,241
6.63% , 01/15/28 .................. 590 603,990
3.88% , 09/15/28 .................. 620 598,426
6.63% , 05/15/29 .................. 620 638,130
5.38% , 11/15/29 .................. 834 827,197
7.88% , 03/15/30 .................. 825 869,067
6.13% , 05/15/30 .................. 575 581,676
4.00% , 09/15/30 .................. 765 711,328
7.50% , 05/15/31 .................. 840 877,608
7.13% , 11/15/31 .................. 585 605,915
6.75% , 03/15/32 .................. 690 700,195
7.13% , 09/15/32 .................. 300 309,616
6.50% , 03/15/33 .................. 425 424,385
PACCAR Financial Corp.
5.20% , 11/09/26 .................. 420 425,698
Series R , 4.50% , 11/25/26 ............ 325 327,173
2.00% , 02/04/27
(c)
................. 385 376,150
5.00% , 05/13/27 .................. 625 635,596
4.25% , 06/23/27 .................. 375 377,562
4.45% , 08/06/27 .................. 465 470,159
4.60% , 01/10/28 .................. 480 487,258
4.55% , 03/03/28 .................. 535 543,357
4.00% , 08/08/28 .................. 325 326,132
4.95% , 08/10/28 .................. 375 385,573
4.60% , 01/31/29
(c)
................. 905 923,247
4.00% , 09/26/29 .................. 455 455,174
4.55% , 05/08/30 .................. 390 396,947
5.00% , 03/22/34 .................. 310 320,761
PRA Group, Inc.
(d)
8.38% , 02/01/28 .................. 495 502,281
5.00% , 10/01/29
(c)
................. 360 327,507
8.88% , 01/31/30 .................. 545 553,721
PROG Holdings, Inc., 6.00%, 11/15/29
(d)
.... 599 584,391
Rfna LP, 7.88%, 02/15/30
(d)
............ 210 208,984
Shriram Finance Ltd.
(e)
6.63% , 04/22/27 .................. 800 817,806
6.15% , 04/03/28 .................. 400 409,801
SLM Corp.
3.13% , 11/02/26 .................. 405 397,943
6.50% , 01/31/30 .................. 235 243,723
Soar Wise Ltd.
(e)
5.15% , 03/18/27 .................. 600 602,308
4.63% , 03/28/28 .................. 200 199,063
(SOFR Index + 0.83%), 5.09% , 03/28/30
(f)
. 600 591,278
Stellantis Financial Services US Corp.
(d)
4.95% , 09/15/28 .................. 800 803,501
5.40% , 09/15/30 .................. 825 830,314
Synchrony Financial
3.95% , 12/01/27 .................. 1,034 1,025,344
5.15% , 03/19/29 .................. 310 314,444
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(f)
130 130,866
(SOFR Index + 2.13%), 5.94% , 08/02/30
(f)
. 855 883,837
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(f)
635 645,609
2.88% , 10/28/31 .................. 397 352,393
7.25% , 02/02/33 .................. 765 810,103
(1-day SOFR + 2.07%), 6.00% , 07/29/36
(f)
510 520,448
Tata Capital Ltd., 5.39%, 07/21/28
(e)
....... 400 407,778
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Toyota Motor Credit Corp.
5.40% , 11/20/26 .................. USD 1,065 $ 1,080,750
4.60% , 01/08/27 .................. 400 403,308
3.20% , 01/11/27 .................. 1,071 1,061,677
1.90% , 01/13/27 .................. 935 913,147
Series B , 5.00% , 03/19/27 ............ 525 532,757
3.05% , 03/22/27 .................. 1,440 1,423,848
4.50% , 05/14/27 .................. 825 832,740
1.15% , 08/13/27 .................. 360 343,303
4.55% , 09/20/27 .................. 1,065 1,078,026
4.35% , 10/08/27 .................. 990 998,344
5.45% , 11/10/27 .................. 900 926,390
3.05% , 01/11/28 .................. 524 514,271
4.63% , 01/12/28 .................. 840 851,920
1.90% , 04/06/28 .................. 1,125 1,074,111
4.05% , 09/05/28 .................. 770 772,167
5.25% , 09/11/28 .................. 595 615,568
4.65% , 01/05/29 .................. 750 763,990
3.65% , 01/08/29 .................. 1,001 990,432
5.05% , 05/16/29 .................. 605 623,918
4.45% , 06/29/29 .................. 1,115 1,127,920
4.55% , 08/09/29 .................. 1,135 1,153,101
4.95% , 01/09/30 .................. 445 458,742
2.15% , 02/13/30 .................. 887 819,806
3.38% , 04/01/30 .................. 1,306 1,266,802
4.80% , 05/15/30 .................. 775 794,482
4.55% , 05/17/30 .................. 625 635,058
5.55% , 11/20/30 .................. 710 753,354
1.65% , 01/10/31 .................. 700 615,620
5.10% , 03/21/31 .................. 525 545,178
1.90% , 09/12/31 .................. 590 516,524
4.60% , 10/10/31 .................. 890 902,485
2.40% , 01/13/32 .................. 75 67,153
4.65% , 09/03/32 .................. 600 605,688
4.70% , 01/12/33 .................. 675 685,234
4.80% , 01/05/34 .................. 820 835,647
5.35% , 01/09/35 .................. 940 987,212
TrueNoord Capital DAC, 8.75%, 03/01/30
(d)
.. 145 152,796
306,870,851
Consumer Staples Distribution & Retail — 0.3%
7-Eleven, Inc.
(d)
1.30% , 02/10/28 .................. 1,280 1,199,692
1.80% , 02/10/31 .................. 985 857,086
2.50% , 02/10/41 .................. 417 290,498
2.80% , 02/10/51 .................. 1,582 980,573
Ahold Finance USA LLC, 6.88%, 05/01/29 ... 787 854,936
Albertsons Cos., Inc.
(d)
4.63% , 01/15/27 .................. 1,115 1,112,344
5.88% , 02/15/28 .................. 874 874,914
6.50% , 02/15/28 .................. 755 769,150
3.50% , 03/15/29 .................. 1,179 1,124,955
4.88% , 02/15/30 .................. 1,180 1,165,225
5.50% , 03/31/31 .................. 205 206,604
6.25% , 03/15/33 .................. 280 288,056
5.75% , 03/31/34 .................. 305 306,389
Alimentation Couche-Tard, Inc.
(d)
3.55% , 07/26/27 .................. 935 926,216
4.15% , 09/29/28 .................. 475 475,101
2.95% , 01/25/30 .................. 848 801,997
5.27% , 02/12/34 .................. 925 946,872
5.08% , 09/29/35 .................. 475 476,282
3.44% , 05/13/41 .................. 735 576,130
4.50% , 07/26/47 .................. 335 288,543
3.80% , 01/25/50 .................. 854 651,568

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
3.63% , 05/13/51 .................. USD 380 $ 277,070
5.62% , 02/12/54
(c)
................. 585 583,953
C&S Group Enterprises LLC, 5.00%,
12/15/28
(c) (d)
.................... 434 396,167
Cencosud SA
(e)
4.38% , 07/17/27 .................. 800 800,621
5.95% , 05/28/31
(c)
................. 800 839,684
6.63% , 02/12/45 .................. 400 423,653
CK Hutchison International 20 Ltd.
(d)
2.50% , 05/08/30 .................. 855 794,241
3.38% , 05/08/50
(c)
................. 685 510,080
CK Hutchison International 21 Ltd., 2.50%,
04/15/31
(d)
..................... 680 619,951
CK Hutchison International 23 Ltd.
(d)
4.75% , 04/21/28 .................. 605 613,081
4.88% , 04/21/33
(c)
................. 1,315 1,337,051
CK Hutchison International 24 II Ltd., 4.75%,
09/13/34
(d)
..................... 400 400,856
CK Hutchison International 24 Ltd.
(d)
5.38% , 04/26/29 .................. 800 829,014
5.50% , 04/26/34
(c)
................. 1,100 1,157,986
CK Hutchison International 25 Ltd., 4.25%,
09/26/30
(d)
..................... 500 499,598
Costco Wholesale Corp.
3.00% , 05/18/27 .................. 902 892,428
1.38% , 06/20/27 .................. 1,268 1,221,163
1.60% , 04/20/30 .................. 1,832 1,655,982
1.75% , 04/20/32 .................. 1,154 998,096
Dollar General Corp.
4.63% , 11/01/27 .................. 575 579,328
4.13% , 05/01/28 .................. 562 560,137
5.20% , 07/05/28 .................. 505 516,547
3.50% , 04/03/30 .................. 1,036 996,287
5.00% , 11/01/32 .................. 520 524,390
5.45% , 07/05/33 .................. 890 919,839
4.13% , 04/03/50 .................. 648 513,001
5.50% , 11/01/52 .................. 150 144,460
Dollar Tree, Inc.
4.20% , 05/15/28 .................. 1,432 1,426,162
2.65% , 12/01/31 .................. 900 804,269
3.38% , 12/01/51 .................. 525 358,616
Ingles Markets, Inc., 4.00%, 06/15/31
(d)
..... 383 358,222
KeHE Distributors LLC, 9.00%, 02/15/29
(d)
... 985 1,031,870
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40 535 557,644
Kroger Co. (The)
3.70% , 08/01/27 .................. 882 877,940
4.50% , 01/15/29 .................. 884 893,640
2.20% , 05/01/30 .................. 680 623,687
1.70% , 01/15/31 .................. 660 578,531
7.50% , 04/01/31 .................. 360 411,712
5.00% , 09/15/34 .................. 2,275 2,293,882
6.90% , 04/15/38 .................. 404 462,993
5.40% , 07/15/40 .................. 388 389,752
5.00% , 04/15/42 .................. 185 176,072
5.15% , 08/01/43 .................. 461 439,024
3.88% , 10/15/46 .................. 525 411,963
4.45% , 02/01/47 .................. 857 734,165
4.65% , 01/15/48 .................. 618 538,910
5.40% , 01/15/49 .................. 725 706,068
3.95% , 01/15/50 .................. 787 613,198
5.50% , 09/15/54 .................. 1,655 1,609,183
5.65% , 09/15/64 .................. 1,300 1,268,368
Performance Food Group, Inc.
(d)
5.50% , 10/15/27 .................. 1,220 1,219,972
4.25% , 08/01/29 .................. 985 961,224
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
6.13% , 09/15/32 .................. USD 1,080 $ 1,109,060
Safeway, Inc., 7.25%, 02/01/31 ......... 245 265,103
Sysco Corp.
3.25% , 07/15/27 .................. 913 900,871
5.75% , 01/17/29 .................. 795 831,478
2.40% , 02/15/30 .................. 345 319,755
5.95% , 04/01/30 .................. 985 1,044,352
5.10% , 09/23/30 .................. 325 335,056
2.45% , 12/14/31 .................. 585 521,233
6.00% , 01/17/34 .................. 410 444,274
5.40% , 03/23/35 .................. 560 579,237
5.38% , 09/21/35 .................. 530 546,298
6.60% , 04/01/40 .................. 360 402,382
4.85% , 10/01/45 .................. 415 378,840
4.50% , 04/01/46 .................. 500 433,102
4.45% , 03/15/48 .................. 625 534,050
3.30% , 02/15/50 .................. 410 287,015
6.60% , 04/01/50 .................. 977 1,082,777
3.15% , 12/14/51 .................. 475 318,126
Target Corp.
1.95% , 01/15/27 .................. 1,320 1,290,978
4.35% , 06/15/28 .................. 315 317,937
3.38% , 04/15/29 .................. 1,425 1,396,061
2.35% , 02/15/30 .................. 954 889,998
2.65% , 09/15/30 .................. 817 763,690
4.50% , 09/15/32
(c)
................. 910 915,829
6.35% , 11/01/32 .................. 437 485,744
4.40% , 01/15/33 .................. 630 629,198
4.50% , 09/15/34 .................. 670 660,540
5.00% , 04/15/35 .................. 475 481,145
5.25% , 02/15/36 .................. 355 365,126
6.50% , 10/15/37 .................. 620 707,141
7.00% , 01/15/38 .................. 230 270,047
4.00% , 07/01/42 .................. 820 704,969
3.63% , 04/15/46 .................. 635 490,315
3.90% , 11/15/47 .................. 675 538,491
2.95% , 01/15/52 .................. 1,190 780,375
4.80% , 01/15/53
(c)
................. 1,265 1,146,417
Tesco plc, 6.15%, 11/15/37
(d)
........... 498 517,699
United Natural Foods, Inc., 6.75%, 10/15/28
(d)
516 515,973
US Foods, Inc.
(d)
6.88% , 09/15/28 .................. 560 577,720
4.75% , 02/15/29 .................. 885 875,808
4.63% , 06/01/30 .................. 510 500,483
7.25% , 01/15/32 .................. 535 561,534
5.75% , 04/15/33 .................. 508 514,788
Walmart, Inc.
5.88% , 04/05/27 .................. 80 82,382
4.10% , 04/28/27 .................. 455 457,616
3.95% , 09/09/27 .................. 1,433 1,439,017
3.90% , 04/15/28 .................. 880 883,125
3.70% , 06/26/28 .................. 1,425 1,425,294
1.50% , 09/22/28 .................. 1,205 1,132,098
3.25% , 07/08/29 .................. 870 852,652
2.38% , 09/24/29 .................. 422 400,159
7.55% , 02/15/30 .................. 640 730,608
4.00% , 04/15/30 .................. 450 452,872
4.35% , 04/28/30 .................. 740 750,789
1.80% , 09/22/31 .................. 1,800 1,591,488
4.15% , 09/09/32 .................. 1,090 1,092,600
4.10% , 04/15/33 .................. 1,460 1,453,232
4.90% , 04/28/35 .................. 1,060 1,090,091
5.25% , 09/01/35 .................. 1,471 1,556,528
6.50% , 08/15/37 .................. 825 957,441
6.20% , 04/15/38 .................. 900 1,020,918

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
3.95% , 06/28/38
(c)
................. USD 815 $ 761,924
5.63% , 04/01/40 .................. 645 695,935
5.00% , 10/25/40 .................. 260 264,451
5.63% , 04/15/41 .................. 345 368,839
2.50% , 09/22/41 .................. 805 583,025
4.00% , 04/11/43 .................. 350 308,591
4.30% , 04/22/44 .................. 420 380,312
3.63% , 12/15/47 .................. 510 406,217
4.05% , 06/29/48 .................. 1,414 1,194,670
2.95% , 09/24/49 .................. 840 585,979
2.65% , 09/22/51 .................. 1,203 770,344
4.50% , 09/09/52 .................. 1,105 991,538
4.50% , 04/15/53 .................. 1,505 1,348,234
107,784,846
Containers & Packaging — 0.2%
Amcor Finance USA, Inc.
4.50% , 05/15/28 .................. 577 579,803
5.63% , 05/26/33 .................. 890 929,813
Amcor Flexibles North America, Inc.
4.80% , 03/17/28 .................. 515 521,342
5.10% , 03/17/30 .................. 240 246,327
2.63% , 06/19/30 .................. 621 573,933
2.69% , 05/25/31 .................. 845 769,373
5.50% , 03/17/35
(c)
................. 365 377,419
Amcor Group Finance plc, 5.45%, 05/23/29 .. 60 61,912
AptarGroup, Inc., 3.60%, 03/15/32 ....... 130 121,262
ARD Finance SA, 6.50%, (6.50% Cash or
7.25% PIK), 06/30/27
(d) (g)
............ 848 —
Ardagh Metal Packaging Finance USA LLC
(d)
6.00% , 06/15/27 .................. 600 601,108
3.25% , 09/01/28 .................. 565 539,340
4.00% , 09/01/29 .................. 1,035 966,008
Ardagh Packaging Finance plc
(d)
4.13% , 08/15/26 .................. 1,188 1,104,737
5.25% , 08/15/27 .................. 1,725 421,693
Avery Dennison Corp.
4.88% , 12/06/28 .................. 645 656,545
2.65% , 04/30/30 .................. 450 419,401
2.25% , 02/15/32 .................. 660 573,289
5.75% , 03/15/33 .................. 485 513,963
Ball Corp.
6.88% , 03/15/28 .................. 995 1,012,304
6.00% , 06/15/29 .................. 890 911,773
2.88% , 08/15/30 .................. 1,161 1,061,673
3.13% , 09/15/31 .................. 780 710,779
5.50% , 09/15/33
(d)
................. 860 869,935
Berry Global, Inc.
1.65% , 01/15/27 .................. 492 476,430
5.50% , 04/15/28 .................. 720 740,419
5.80% , 06/15/31 .................. 535 566,879
5.65% , 01/15/34 .................. 895 934,626
Canpack SA, 3.88%, 11/15/29
(c) (e)
........ 725 686,386
Cascades, Inc.
(d)
5.38% , 01/15/28 .................. 520 518,446
6.75% , 07/15/30 .................. 5 5,113
CCL Industries, Inc., 3.05%, 06/01/30
(d)
.... 835 783,673
Clydesdale Acquisition Holdings, Inc.
(d)
6.63% , 04/15/29 .................. 570 572,344
6.88% , 01/15/30 .................. 525 530,896
8.75% , 04/15/30 .................. 1,100 1,102,847
6.75% , 04/15/32 .................. 900 902,991
Crown Americas LLC
5.25% , 04/01/30 .................. 515 522,847
5.88% , 06/01/33
(d)
................. 260 263,807
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 USD 335 $ 344,118
Graham Packaging Co., Inc., 7.13%, 08/15/28
(d)
514 511,940
Graphic Packaging International LLC
(d)
4.75% , 07/15/27 .................. 335 334,257
3.50% , 03/15/28 .................. 468 452,041
3.50% , 03/01/29 .................. 350 331,194
3.75% , 02/01/30 .................. 415 389,591
6.38% , 07/15/32 .................. 525 533,012
International Paper Co.
5.00% , 09/15/35 .................. 490 492,234
7.30% , 11/15/39 .................. 270 315,810
6.00% , 11/15/41 .................. 637 662,515
4.80% , 06/15/44 .................. 656 588,022
5.15% , 05/15/46 .................. 390 364,395
4.40% , 08/15/47 .................. 545 455,287
4.35% , 08/15/48 .................. 774 637,022
Iris Holding, Inc., 10.00%, 12/15/28
(c) (d)
..... 425 368,274
Klabin Austria GmbH
(c)(e)
5.75% , 04/03/29 .................. 600 609,555
3.20% , 01/12/31 .................. 600 542,955
7.00% , 04/03/49 .................. 650 689,806
LABL, Inc.
(d)
10.50% , 07/15/27
(c)
................ 695 453,571
5.88% , 11/01/28
(c)
................. 350 252,341
9.50% , 11/01/28 .................. 335 250,065
8.25% , 11/01/29
(c)
................. 470 228,946
8.63% , 10/01/31 .................. 915 589,381
Mauser Packaging Solutions Holding Co.
(d)
7.88% , 04/15/27 .................. 2,510 2,517,959
9.25% , 04/15/27 .................. 1,400 1,383,079
OI European Group BV, 4.75%, 02/15/30
(d)
.. 435 410,378
Owens-Brockway Glass Container, Inc.
(d)
6.63% , 05/13/27 .................. 605 605,149
7.25% , 05/15/31
(c)
................. 715 700,790
7.38% , 06/01/32
(c)
................. 315 308,117
Packaging Corp. of America
3.40% , 12/15/27 .................. 769 759,528
3.00% , 12/15/29 .................. 668 638,441
5.70% , 12/01/33 .................. 315 333,194
5.20% , 08/15/35 .................. 190 193,235
4.05% , 12/15/49 .................. 720 579,904
3.05% , 10/01/51 .................. 505 333,003
Sealed Air Corp.
(d)
4.00% , 12/01/27 .................. 449 442,324
6.13% , 02/01/28 .................. 785 794,314
5.00% , 04/15/29 .................. 440 436,904
7.25% , 02/15/31 .................. 490 513,465
6.50% , 07/15/32 .................. 505 522,513
6.88% , 07/15/33 .................. 455 495,029
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 560 549,271
Smurfit Kappa Treasury ULC
5.20% , 01/15/30 .................. 505 520,394
5.44% , 04/03/34 .................. 920 951,060
5.78% , 04/03/54
(c)
................. 780 793,408
Smurfit Westrock Financing DAC, 5.42%,
01/15/35 ...................... 320 329,787
Sonoco Products Co.
2.25% , 02/01/27 .................. 550 536,209
4.60% , 09/01/29 .................. 245 246,382
3.13% , 05/01/30 .................. 735 693,762
2.85% , 02/01/32 .................. 590 528,844
5.00% , 09/01/34
(c)
................. 765 754,372
5.75% , 11/01/40 .................. 220 224,502
Toucan FinCo. Ltd., 9.50%, 05/15/30
(d)
..... 840 787,677
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(d)
590 629,956

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
TriMas Corp., 4.13%, 04/15/29
(d)
......... USD 405 $ 391,634
Trivium Packaging Finance BV
(d)
8.25% , 07/15/30 .................. 275 284,736
12.25% , 01/15/31 ................. 435 454,760
WestRock MWV LLC
8.20% , 01/15/30 .................. 577 657,869
7.95% , 02/15/31 .................. 340 391,968
WRKCo, Inc.
3.38% , 09/15/27 .................. 510 503,298
4.00% , 03/15/28 .................. 580 577,484
3.90% , 06/01/28 .................. 515 510,442
4.90% , 03/15/29 .................. 828 843,635
4.20% , 06/01/32 .................. 562 545,532
3.00% , 06/15/33 .................. 524 465,960
58,688,036
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc.
(d)
4.00% , 01/15/28 .................. 750 738,912
3.88% , 11/15/29 .................. 450 429,332
Dealer Tire LLC, 8.00%, 02/01/28
(d)
....... 520 505,367
Ferguson Finance plc
(d)
4.25% , 04/20/27 .................. 220 219,755
4.50% , 10/24/28 .................. 929 934,324
3.25% , 06/02/30 .................. 580 553,025
4.65% , 04/20/32 .................. 390 387,755
Gates Corp., 6.88%, 07/01/29
(d)
......... 510 529,285
Genuine Parts Co.
6.50% , 11/01/28 .................. 625 658,439
4.95% , 08/15/29 .................. 855 864,287
1.88% , 11/01/30 .................. 777 680,067
2.75% , 02/01/32 .................. 365 320,619
6.88% , 11/01/33 .................. 435 482,821
LKQ Corp.
5.75% , 06/15/28 .................. 720 743,626
6.25% , 06/15/33 .................. 465 495,421
RB Global Holdings, Inc.
(d)
6.75% , 03/15/28 .................. 630 643,807
7.75% , 03/15/31 .................. 883 923,366
Resideo Funding, Inc.
(d)
4.00% , 09/01/29 .................. 370 354,421
6.50% , 07/15/32 .................. 667 682,386
Velocity Vehicle Group LLC, 8.00%, 06/01/29
(d)
505 495,401
Windsor Holdings III LLC, 8.50%, 06/15/30
(d)
. 795 839,080
12,481,496
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(d)
..................... 423 423,241
American University (The), Series 2019, 3.67%,
04/01/49 ...................... 190 147,064
Belron UK Finance plc, 5.75%, 10/15/29
(d)
... 1,140 1,155,442
Brown University, Series A, 2.92%, 09/01/50 . 225 152,796
California Institute of Technology
4.32% , 08/01/45 .................. 295 262,894
4.70% , 11/01/2111 ................ 158 132,703
3.65% , 09/01/2119 ................ 311 203,678
Carriage Services, Inc., 4.25%, 05/15/29
(d)
.. 413 391,123
Case Western Reserve University, Series 22-C,
5.41%, 06/01/2122 ............... 180 171,015
Champions Financing, Inc., 8.75%, 02/15/29
(c) (d)
560 542,576
Claremont Mckenna College, 3.78%,
01/01/2122 .................... 223 149,092
Cornell University, 4.84%, 06/15/34
(c)
...... 455 464,861
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Duke University
Series 2020 , 2.68% , 10/01/44 ......... USD 430 $ 317,179
Series 2020 , 2.76% , 10/01/50 ......... 290 190,952
Series 2020 , 2.83% , 10/01/55 ......... 424 275,347
Emory University
Series 2020 , 2.14% , 09/01/30 ......... 40 36,582
Series 2020 , 2.97% , 09/01/50 ......... 348 236,018
George Washington University (The)
Series 2014 , 4.30% , 09/15/44 ......... 325 282,757
4.87% , 09/15/45 .................. 355 331,624
Series 2018 , 4.13% , 09/15/48 ......... 692 573,896
Georgetown University (The)
Series B , 4.32% , 04/01/49 ............ 240 203,907
Series 20A , 2.94% , 04/01/50 .......... 217 144,072
Series A , 5.22% , 10/01/2118 .......... 260 234,489
Grand Canyon University, 5.13%, 10/01/28 .. 385 381,441
Howard University, Series 22A, 5.21%,
10/01/52 ...................... 160 142,623
Johns Hopkins University
Series A , 4.71% , 07/01/32
(c)
........... 415 422,743
Series 2013 , 4.08% , 07/01/53 ......... 295 241,438
Series A , 2.81% , 01/01/60 ............ 253 150,609
Leland Stanford Junior University (The)
1.29% , 06/01/27 .................. 281 270,096
Series 2025 , 4.15% , 08/01/30 ......... 520 522,661
4.68% , 03/01/35
(c)
................. 500 506,627
3.65% , 05/01/48 .................. 420 335,659
2.41% , 06/01/50 .................. 470 289,497
Massachusetts Institute of Technology
3.96% , 07/01/38 .................. 205 190,144
Series F , 2.99% , 07/01/50 ............ 330 229,255
Series G , 2.29% , 07/01/51 ........... 451 265,739
3.07% , 04/01/52 .................. 472 328,503
5.62% , 06/01/55 .................. 135 143,059
5.60% , 07/01/2111 ................ 404 414,742
4.68% , 07/01/2114 ................ 1,338 1,158,753
3.89% , 07/01/2116 ................ 143 103,155
Matthews International Corp., 8.63%,
10/01/27
(d)
..................... 305 313,991
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(d)
................ 750 742,420
Northeastern University, Series 2020, 2.89%,
10/01/50 ...................... 268 185,797
Northwestern University
4.94% , 12/01/35 .................. 475 489,861
4.64% , 12/01/44 .................. 578 553,832
Series 2020 , 2.64% , 12/01/50 ......... 253 162,025
Series 2017 , 3.66% , 12/01/57
(c)
........ 369 275,367
President & Fellows of Harvard College
4.61% , 02/15/35
(c)
................. 1,145 1,156,746
6.50% , 01/15/39
(d)
................. 165 190,610
4.88% , 10/15/40 .................. 15 14,957
3.15% , 07/15/46 .................. 571 425,001
2.52% , 10/15/50 .................. 526 328,383
3.75% , 11/15/52 .................. 45 35,461
3.30% , 07/15/56 .................. 616 435,247
Rentokil Terminix Funding LLC
(d)
5.00% , 04/28/30 .................. 600 610,353
5.63% , 04/28/35 .................. 475 488,692
Service Corp. International
7.50% , 04/01/27
(c)
................. 155 160,409
4.63% , 12/15/27 .................. 560 558,357
5.13% , 06/01/29 .................. 790 792,041
3.38% , 08/15/30 .................. 770 715,594
4.00% , 05/15/31 .................. 845 799,430

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
5.75% , 10/15/32 .................. USD 835 $ 847,252
Signal Parent, Inc., 6.13%, 04/01/29
(d)
..... 322 115,020
Sotheby's
(d)
7.38% , 10/15/27 .................. 760 760,000
5.88% , 06/01/29 .................. 320 303,983
StoneMor, Inc., 8.50%, 05/15/29
(d)
........ 400 395,809
Thomas Jefferson University, 3.85%, 11/01/57 272 197,304
Trustees of Boston College, 3.13%, 07/01/52 . 290 206,375
Trustees of Columbia University in the City
of New York (The), Series 2024, 4.36%,
10/01/35 ...................... 200 196,975
Trustees of Dartmouth College, 4.27%,
06/01/30 ...................... 185 186,651
Trustees of Princeton University (The)
4.65% , 07/01/30 .................. 90 92,254
5.70% , 03/01/39 .................. 347 376,214
Series 2020 , 2.52% , 07/01/50 ......... 408 257,411
4.20% , 03/01/52 .................. 220 189,672
Trustees of the University of Pennsylvania (The)
Series 2020 , 2.40% , 10/01/50
(c)
........ 315 189,941
4.67% , 09/01/2112 ................ 30 25,690
3.61% , 02/15/2119 ................ 255 167,526
University of Chicago (The)
Series 20B , 2.76% , 04/01/45 .......... 85 67,405
Series C , 2.55% , 04/01/50 ........... 276 181,529
4.00% , 10/01/53 .................. 190 151,386
University of Miami, Series 2022, 4.06%,
04/01/52 ...................... 216 177,315
University of Notre Dame du Lac
Series 2015 , 3.44% , 02/15/45 ......... 304 239,650
Series 2017 , 3.39% , 02/15/48 ......... 400 303,973
University of Southern California
3.03% , 10/01/39 .................. 763 637,703
Series 2017 , 3.84% , 10/01/47 ......... 483 395,712
2.81% , 10/01/50 .................. 115 75,663
Series 21A , 2.95% , 10/01/51 .......... 345 230,551
4.98% , 10/01/53 .................. 380 360,279
5.25% , 10/01/2111 ................ 255 246,374
Series A , 3.23% , 10/01/2120 .......... 208 125,057
Wand NewCo 3, Inc., 7.63%, 01/30/32
(d)
.... 1,240 1,299,231
Washington University (The)
Series 2022 , 3.52% , 04/15/54 ......... 360 267,508
4.35% , 04/15/2122 ................ 124 96,765
William Marsh Rice University
3.57% , 05/15/45 .................. 335 271,211
3.77% , 05/15/55 .................. 295 228,559
Yale University
Series 2020 , 1.48% , 04/15/30 ......... 473 424,841
Series 2025 , 4.70% , 04/15/32 ......... 85 87,423
Series 2020 , 2.40% , 04/15/50 ......... 498 305,670
33,236,508
Diversified REITs — 0.2%
American Assets Trust LP
3.38% , 02/01/31 .................. 680 619,757
6.15% , 10/01/34 .................. 490 498,167
Broadstone Net Lease LLC
2.60% , 09/15/31 .................. 490 430,594
5.00% , 11/01/32 .................. 275 274,367
Digital Realty Trust LP
3.70% , 08/15/27 .................. 1,055 1,047,562
5.55% , 01/15/28 .................. 940 966,225
4.45% , 07/15/28 .................. 723 727,317
3.60% , 07/01/29 .................. 1,019 995,013
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ...................... USD 600 $ 621,950
Global Net Lease, Inc.
(d)
3.75% , 12/15/27 .................. 495 480,128
4.50% , 09/30/28 .................. 525 516,014
GLP Capital LP
5.75% , 06/01/28 .................. 623 640,214
5.30% , 01/15/29 .................. 757 771,508
4.00% , 01/15/30 .................. 665 643,193
4.00% , 01/15/31 .................. 845 807,872
3.25% , 01/15/32 .................. 620 556,736
5.25% , 02/15/33 .................. 330 330,300
6.75% , 12/01/33 .................. 245 264,709
5.63% , 09/15/34 .................. 485 490,161
5.75% , 11/01/37 .................. 285 282,593
6.25% , 09/15/54 .................. 485 482,782
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(d)
....... 795 769,186
Prologis Targeted US Logistics Fund LP
(d)
5.25% , 04/01/29 .................. 495 510,282
4.25% , 01/15/31 .................. 355 352,288
5.50% , 04/01/34 .................. 445 463,149
5.25% , 01/15/35 .................. 305 312,061
4.75% , 01/15/36 .................. 450 440,148
Rayonier LP, 2.75%, 05/17/31 .......... 525 473,063
Safehold GL Holdings LLC
2.80% , 06/15/31
(c)
................. 740 681,760
2.85% , 01/15/32 .................. 190 168,968
6.10% , 04/01/34 .................. 315 331,962
5.65% , 01/15/35 .................. 300 306,441
Simon Property Group LP
3.25% , 11/30/26 .................. 815 809,295
1.38% , 01/15/27 .................. 650 629,540
3.38% , 06/15/27 .................. 649 643,305
3.38% , 12/01/27 .................. 749 740,563
1.75% , 02/01/28 .................. 1,016 967,487
2.45% , 09/13/29 .................. 1,680 1,579,465
2.65% , 07/15/30 .................. 910 849,247
4.38% , 10/01/30 .................. 400 401,728
2.20% , 02/01/31 .................. 805 724,322
2.25% , 01/15/32 .................. 685 601,727
2.65% , 02/01/32 .................. 715 641,308
5.50% , 03/08/33 .................. 620 653,240
6.25% , 01/15/34 .................. 485 532,558
4.75% , 09/26/34 .................. 575 571,174
5.13% , 10/01/35 .................. 615 623,074
6.75% , 02/01/40 .................. 507 583,898
4.75% , 03/15/42 .................. 539 497,912
4.25% , 10/01/44 .................. 532 455,592
4.25% , 11/30/46 .................. 575 485,656
3.25% , 09/13/49 .................. 1,215 850,307
3.80% , 07/15/50 .................. 655 501,323
5.85% , 03/08/53 .................. 600 619,355
6.65% , 01/15/54 .................. 390 443,914
Trust Fibra Uno
(e)
4.87% , 01/15/30 .................. 800 781,557
7.70% , 01/23/32 .................. 290 316,313
7.38% , 02/13/34
(c)
................. 800 873,102
8.25% , 01/23/37 .................. 200 226,410
6.95% , 01/30/44
(c)
................. 600 597,875
6.39% , 01/15/50 .................. 800 738,012
Uniti Group LP
(d)
4.75% , 04/15/28 .................. 510 498,326
6.50% , 02/15/29 .................. 1,065 996,198
6.00% , 01/15/30 .................. 790 708,292

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
8.63% , 06/15/32
(c)
................. USD 635 $ 594,210
VICI Properties LP
4.25% , 12/01/26
(d)
................. 1,345 1,342,278
5.75% , 02/01/27
(d)
................. 648 655,728
3.75% , 02/15/27
(d)
................. 698 691,083
4.50% , 01/15/28
(c) (d)
................ 720 719,901
4.75% , 02/15/28 .................. 875 882,399
4.75% , 04/01/28 .................. 135 136,253
3.88% , 02/15/29
(d)
................. 705 688,984
4.63% , 12/01/29
(d)
................. 1,014 1,005,484
4.95% , 02/15/30 .................. 960 970,093
4.13% , 08/15/30
(d)
................. 120 116,022
5.13% , 11/15/31 .................. 430 435,086
5.13% , 05/15/32 .................. 1,201 1,210,490
5.75% , 04/01/34 .................. 185 190,946
5.63% , 04/01/35 .................. 805 819,672
5.63% , 05/15/52 .................. 905 856,192
6.13% , 04/01/54 .................. 375 378,287
Vornado Realty LP, 3.40%, 06/01/31 ...... 355 319,410
WP Carey, Inc.
3.85% , 07/15/29 .................. 610 600,149
4.65% , 07/15/30 .................. 305 307,015
2.40% , 02/01/31 .................. 555 497,895
2.45% , 02/01/32 .................. 455 400,689
2.25% , 04/01/33 .................. 92 76,933
5.38% , 06/30/34 .................. 430 441,457
52,735,201
Diversified Telecommunication Services — 0.8%
Altice Financing SA
(d)
9.63% , 07/15/27 .................. 380 325,700
5.00% , 01/15/28 .................. 1,000 754,213
5.75% , 08/15/29 .................. 1,983 1,442,550
Altice France SA
(d)
9.50% , 11/01/29 .................. 1,312 1,337,291
6.88% , 10/15/30 .................. 839 821,260
6.50% , 10/15/31 .................. 339 323,305
6.50% , 03/15/32 .................. 1,971 1,888,418
6.88% , 07/15/32 .................. 1,509 1,449,620
0.00%
(b) (h) (i)
...................... EUR 1 14,039
AT&T, Inc.
3.80% , 02/15/27 .................. USD 742 738,673
4.25% , 03/01/27 .................. 1,725 1,726,505
2.30% , 06/01/27 .................. 2,741 2,663,924
1.65% , 02/01/28 .................. 2,456 2,326,848
4.10% , 02/15/28 .................. 1,625 1,622,319
4.35% , 03/01/29 .................. 2,828 2,836,133
4.30% , 02/15/30 .................. 3,152 3,149,115
4.70% , 08/15/30 .................. 1,220 1,236,941
2.75% , 06/01/31 .................. 2,626 2,408,037
2.25% , 02/01/32 .................. 2,377 2,078,247
4.55% , 11/01/32 .................. 790 783,937
2.55% , 12/01/33 .................. 3,703 3,145,253
5.40% , 02/15/34 .................. 2,620 2,711,918
4.50% , 05/15/35 .................. 2,309 2,223,061
5.38% , 08/15/35 .................. 1,225 1,255,440
4.90% , 11/01/35 .................. 1,275 1,256,998
5.25% , 03/01/37 .................. 1,085 1,099,398
4.90% , 08/15/37 .................. 700 682,360
6.30% , 01/15/38 .................. 270 292,980
6.55% , 02/15/39 .................. 355 394,796
4.85% , 03/01/39 .................. 721 688,404
6.00% , 08/15/40 .................. 340 357,059
5.35% , 09/01/40 .................. 635 626,587
6.38% , 03/01/41 .................. 367 396,214
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.50% , 06/01/41 .................. USD 2,484 $ 1,963,849
5.55% , 08/15/41 .................. 607 611,341
5.15% , 03/15/42 .................. 426 409,279
4.30% , 12/15/42 .................. 1,370 1,171,939
3.10% , 02/01/43 .................. 615 454,525
4.65% , 06/01/44 .................. 584 517,056
4.80% , 06/15/44 .................. 457 409,795
4.35% , 06/15/45 .................. 945 794,422
4.85% , 07/15/45 .................. 326 293,883
5.55% , 11/01/45 .................. 1,150 1,127,682
4.75% , 05/15/46 .................. 1,885 1,668,826
5.15% , 11/15/46 .................. 775 722,189
5.65% , 02/15/47 .................. 755 772,705
5.45% , 03/01/47 .................. 507 488,778
4.50% , 03/09/48 .................. 1,745 1,471,040
4.55% , 03/09/49 .................. 950 801,129
5.15% , 02/15/50 .................. 621 573,853
3.65% , 06/01/51 .................. 2,964 2,126,862
3.30% , 02/01/52 .................. 1,005 669,922
3.50% , 09/15/53 .................. 7,127 4,888,868
5.70% , 11/01/54 .................. 1,840 1,800,713
3.55% , 09/15/55 .................. 6,987 4,772,386
6.05% , 08/15/56 .................. 1,260 1,294,441
5.70% , 03/01/57 .................. 202 200,372
3.80% , 12/01/57 .................. 5,516 3,889,751
3.65% , 09/15/59 .................. 6,134 4,149,286
3.85% , 06/01/60 .................. 1,385 976,854
3.50% , 02/01/61 .................. 640 420,627
Bell Telephone Co. of Canada or Bell Canada
Series US-5 , 2.15% , 02/15/32 ......... 520 448,147
5.10% , 05/11/33 .................. 960 974,887
5.20% , 02/15/34 .................. 650 656,532
4.46% , 04/01/48 .................. 1,146 957,168
4.30% , 07/29/49 .................. 344 277,626
Series US-4 , 3.65% , 03/17/51 ......... 571 417,000
3.65% , 08/15/52 .................. 470 338,893
5.55% , 02/15/54
(c)
................. 815 793,499
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.39%), 6.88% ,
09/15/55
(f)
.................... 1,015 1,061,234
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.36%), 7.00% ,
09/15/55
(f)
.................... 1,235 1,296,190
British Telecommunications plc
5.13% , 12/04/28 .................. 875 895,712
3.25% , 11/08/29
(d)
................. 1,235 1,183,490
9.63% , 12/15/30 .................. 2,387 2,921,111
4.25% , 11/08/49
(d)
................. 567 462,894
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.99%), 4.25% ,
11/23/81
(d) (f)
.................... 575 568,952
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%), 4.88% ,
11/23/81
(d) (f)
.................... 512 490,240
CCO Holdings LLC
5.13% , 05/01/27
(d)
................. 2,870 2,853,644
5.00% , 02/01/28
(d)
................. 2,310 2,286,708
5.38% , 06/01/29
(d)
................. 1,480 1,462,895
6.38% , 09/01/29
(d)
................. 1,540 1,554,851
4.75% , 03/01/30
(d)
................. 2,860 2,714,802
4.50% , 08/15/30
(d)
................. 2,500 2,338,899
4.25% , 02/01/31
(d)
................. 2,763 2,503,376
7.38% , 03/01/31
(d)
................. 1,117 1,134,272
4.75% , 02/01/32
(d)
................. 1,275 1,154,202
4.50% , 05/01/32 .................. 2,710 2,411,118

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.50% , 06/01/33
(c) (d)
................ USD 1,740 $ 1,510,618
4.25% , 01/15/34
(c) (d)
................ 1,948 1,636,503
Connect Holding II LLC, 10.50%, 04/03/31
(d)
. 2,000 1,956,488
Deutsche Telekom AG, 3.63%, 01/21/50
(d)
... 1,225 908,058
Deutsche Telekom International Finance BV
3.60% , 01/19/27
(d)
................. 1,135 1,128,538
4.38% , 06/21/28
(d)
................. 1,515 1,522,612
8.75% , 06/15/30 .................. 3,230 3,802,261
9.25% , 06/01/32 .................. 549 687,917
4.75% , 06/21/38
(d)
................. 485 467,702
4.88% , 03/06/42
(d)
................. 770 721,174
Embarq LLC, 8.00%, 06/01/36 .......... 1,160 529,858
Fibercop SpA
(d)
Series 2033 , 6.38% , 11/15/33 ......... 535 531,379
Series 2034 , 6.00% , 09/30/34 ......... 554 526,756
Series 2036 , 7.20% , 07/18/36 ......... 554 561,291
Series 2038 , 7.72% , 06/04/38 ......... 345 350,281
Frontier Communications Holdings LLC
5.88% , 10/15/27
(d)
................. 905 905,038
5.00% , 05/01/28
(d)
................. 1,136 1,134,722
6.75% , 05/01/29
(d)
................. 960 969,599
5.88% , 11/01/29 .................. 745 753,533
6.00% , 01/15/30
(d)
................. 960 973,273
8.75% , 05/15/30
(d)
................. 970 1,013,848
8.63% , 03/15/31
(d)
................. 650 685,851
Frontier Florida LLC, Series E, 6.86%, 02/01/28 305 317,070
Frontier North, Inc., Series G, 6.73%, 02/15/28 250 258,032
HKT Capital No. 5 Ltd., 3.25%, 09/30/29
(e)
... 400 387,720
HKT Capital No. 6 Ltd., 3.00%, 01/18/32
(e)
... 600 552,434
IHS Holding Ltd.
(e)
6.25% , 11/29/28 .................. 600 599,496
7.88% , 05/29/30 .................. 400 407,289
8.25% , 11/29/31 .................. 600 622,887
Koninklijke KPN NV, 8.38%, 10/01/30 ..... 360 420,757
KT Corp.
(e)
1.38% , 01/21/27 .................. 200 193,364
4.13% , 02/02/28 .................. 400 399,378
4.38% , 01/03/29 .................. 600 602,716
Level 3 Financing, Inc.
(d)
4.25% , 07/01/28
(c)
................. 405 385,234
3.63% , 01/15/29
(c)
................. 185 166,477
4.88% , 06/15/29 .................. 539 517,294
3.75% , 07/15/29 .................. 450 399,617
4.50% , 04/01/30 .................. 675 626,632
3.88% , 10/15/30 .................. 580 521,718
4.00% , 04/15/31
(c)
................. 355 318,053
6.88% , 06/30/33 .................. 1,750 1,793,724
7.00% , 03/31/34 .................. 2,115 2,173,670
Lumen Technologies, Inc.
4.50% , 01/15/29
(c) (d)
................ 355 329,480
4.13% , 04/15/29
(d)
................. 337 334,220
5.38% , 06/15/29
(c) (d)
................ 275 258,500
4.13% , 04/15/30
(c) (d)
................ 292 289,271
10.00% , 10/15/32
(d)
................ 435 440,009
Series P , 7.60% , 09/15/39
(c)
........... 400 397,476
Series U , 7.65% , 03/15/42
(c)
.......... 220 217,205
Maya SAS, 7.00%, 04/15/32
(d)
.......... 775 793,360
Ooredoo International Finance Ltd.
3.88% , 01/31/28
(d)
................. 400 398,617
2.63% , 04/08/31
(e)
................. 1,400 1,291,315
4.63% , 10/10/34
(e)
................. 200 200,637
4.50% , 01/31/43
(d)
................. 400 369,141
Orange SA
9.00% , 03/01/31 .................. 2,121 2,566,563
5.38% , 01/13/42 .................. 555 550,859
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.50% , 02/06/44 .................. USD 984 $ 983,215
PT Tower Bersama Infrastructure Tbk., 2.80%,
05/02/27
(e)
..................... 200 195,009
Sable International Finance Ltd., 7.13%,
10/15/32
(c) (e)
.................... 1,000 998,139
Saudi Telecom Co., 3.89%, 05/13/29
(e)
..... 1,200 1,189,464
SES AMERICOM, Inc., 5.30%, 03/25/44
(d)
... 519 405,443
Singapore Telecommunications Ltd., 7.38%,
12/01/31
(d)
..................... 150 175,252
SingTel Group Treasury Pte. Ltd.
(e)
3.88% , 08/28/28 .................. 600 598,330
2.38% , 08/28/29 .................. 1,000 942,050
1.88% , 06/10/30 .................. 1,000 911,247
Sitios Latinoamerica SAB de CV
(e)
6.00% , 11/25/29 .................. 600 620,418
5.38% , 04/04/32 .................. 1,045 1,045,721
SK Broadband Co. Ltd., 4.88%, 06/28/28
(e)
.. 400 406,348
Sprint Capital Corp.
6.88% , 11/15/28 .................. 2,955 3,175,129
8.75% , 03/15/32 .................. 1,975 2,402,792
Telecom Argentina SA
(e)
9.50% , 07/18/31 .................. 850 880,280
9.25% , 05/28/33 .................. 800 814,293
Telecom Italia Capital SA
6.38% , 11/15/33 .................. 531 558,871
6.00% , 09/30/34 .................. 526 538,941
7.20% , 07/18/36 .................. 446 486,538
7.72% , 06/04/38 .................. 468 521,735
Telefonica Emisiones SA
4.10% , 03/08/27 .................. 1,218 1,215,518
7.05% , 06/20/36 .................. 1,861 2,095,205
4.67% , 03/06/38 .................. 416 379,858
5.21% , 03/08/47 .................. 2,506 2,244,127
4.90% , 03/06/48 .................. 1,036 887,582
5.52% , 03/01/49 .................. 1,128 1,048,704
Telesat Canada
(d)
5.63% , 12/06/26 .................. 380 290,914
4.88% , 06/01/27 .................. 225 171,465
6.50% , 10/15/27 .................. 185 93,530
TELUS Corp.
2.80% , 02/16/27 .................. 660 648,028
3.70% , 09/15/27 .................. 635 629,479
3.40% , 05/13/32 .................. 885 813,473
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 6.63% ,
10/15/55
(f)
.................... 460 475,814
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.71%), 7.00% ,
10/15/55
(f)
.................... 405 431,250
Total Play Telecomunicaciones SA de CV,
11.13%, 12/31/32
(e)
............... 870 836,246
TT Varlik Kiralama A/S, 6.50%, 10/30/30
(d)
... 600 604,272
Turk Telekomunikasyon A/S
7.38% , 05/20/29
(e)
................. 400 414,220
6.95% , 10/07/32
(d)
................. 600 606,024
Verizon Communications, Inc.
3.00% , 03/22/27 .................. 905 893,672
2.10% , 03/22/28 .................. 2,522 2,408,331
4.33% , 09/21/28 .................. 3,212 3,226,944
3.88% , 02/08/29 .................. 1,355 1,344,696
4.02% , 12/03/29 .................. 3,593 3,557,773
3.15% , 03/22/30 .................. 1,522 1,454,094
1.50% , 09/18/30 .................. 1,400 1,224,640
1.68% , 10/30/30 .................. 866 762,972
7.75% , 12/01/30
(c)
................. 550 631,487

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
1.75% , 01/20/31 .................. USD 2,030 $ 1,774,614
2.55% , 03/21/31 .................. 3,413 3,099,469
2.36% , 03/15/32 .................. 4,407 3,859,231
5.05% , 05/09/33 .................. 705 720,233
4.50% , 08/10/33 .................. 2,133 2,097,437
6.40% , 09/15/33 .................. 520 573,827
4.40% , 11/01/34 .................. 1,974 1,897,910
4.78% , 02/15/35 .................. 2,015 1,976,511
5.25% , 04/02/35 .................. 1,855 1,875,808
5.85% , 09/15/35 .................. 585 621,495
4.27% , 01/15/36 .................. 770 719,018
5.25% , 03/16/37 .................. 1,330 1,337,676
5.40% , 07/02/37
(d)
................. 2,418 2,448,087
4.81% , 03/15/39 .................. 1,323 1,254,357
2.65% , 11/20/40 .................. 2,960 2,120,465
3.40% , 03/22/41 .................. 3,585 2,815,173
2.85% , 09/03/41 .................. 995 718,892
4.75% , 11/01/41 .................. 579 529,551
3.85% , 11/01/42 .................. 735 596,345
6.55% , 09/15/43 .................. 664 734,124
4.13% , 08/15/46 .................. 988 802,275
4.86% , 08/21/46 .................. 2,277 2,050,657
5.50% , 03/16/47 .................. 525 516,698
4.52% , 09/15/48 .................. 1,039 884,481
5.01% , 04/15/49 .................. 660 610,822
4.00% , 03/22/50 .................. 1,160 908,903
2.88% , 11/20/50 .................. 2,293 1,446,151
3.55% , 03/22/51 .................. 4,435 3,195,259
3.88% , 03/01/52 .................. 1,020 769,666
5.50% , 02/23/54
(c)
................. 825 799,597
5.01% , 08/21/54 .................. 640 575,363
4.67% , 03/15/55 .................. 722 615,818
2.99% , 10/30/56 .................. 3,250 1,974,595
3.00% , 11/20/60 .................. 1,750 1,043,012
3.70% , 03/22/61 .................. 3,173 2,203,407
Virgin Media Finance plc, 5.00%, 07/15/30
(d)
. 910 811,957
Virgin Media Secured Finance plc
(d)
5.50% , 05/15/29 .................. 1,111 1,090,057
4.50% , 08/15/30 .................. 980 910,982
Windstream Services LLC
(d)
8.25% , 10/01/31 .................. 2,215 2,262,497
7.50% , 10/15/33 .................. 800 798,321
WULF Compute LLC, 7.75%, 10/15/30
(d)
.... 1,545 1,603,129
Zayo Group Holdings, Inc., 9.00%, (9.00%
Cash or 1.88% PIK), 09/09/30
(d) (f) (g)
...... 461 421,251
267,340,427
Electric Utilities — 1.9%
Acwa Power Management & Investments One
Ltd., 5.95%, 12/15/39
(e)
............. 369 378,102
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30
(e)
..................... 800 751,468
Adani Transmission Step-One Ltd., 4.25%,
05/21/36
(e)
..................... 209 189,294
AEP Texas, Inc.
3.95% , 06/01/28 .................. 145 144,180
5.45% , 05/15/29 .................. 575 596,819
Series I , 2.10% , 07/01/30 ............ 635 575,586
4.70% , 05/15/32 .................. 320 320,227
5.40% , 06/01/33 .................. 345 355,879
5.70% , 05/15/34 .................. 670 699,663
3.80% , 10/01/47 .................. 405 303,790
Series G , 4.15% , 05/01/49 ........... 320 251,398
Series H , 3.45% , 01/15/50 ........... 437 304,929
3.45% , 05/15/51 .................. 265 183,366
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.25% , 05/15/52 .................. USD 350 $ 325,585
5.85% , 10/15/55 .................. 400 400,213
AEP Transmission Co. LLC
3.10% , 12/01/26 .................. 480 475,064
5.15% , 04/01/34 .................. 490 500,615
5.38% , 06/15/35 .................. 190 196,720
4.00% , 12/01/46 .................. 220 179,553
3.75% , 12/01/47 .................. 572 447,050
4.25% , 09/15/48 .................. 390 327,079
3.80% , 06/15/49 .................. 320 247,558
3.15% , 09/15/49 .................. 345 238,406
Series M , 3.65% , 04/01/50 ........... 670 508,726
Series N , 2.75% , 08/15/51 ........... 270 171,635
Series O , 4.50% , 06/15/52 ........... 610 528,803
5.40% , 03/15/53 .................. 751 745,889
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(e)
..................... 1,129 1,054,082
AL Jawaher Assets Co. Spc, 4.66%, 10/29/30
(d)
600 598,410
Alabama Power Co.
3.75% , 09/01/27 .................. 330 328,968
Series 20-A , 1.45% , 09/15/30 ......... 690 607,580
Series C , 4.30% , 03/15/31 ........... 425 425,553
3.05% , 03/15/32 .................. 280 258,987
3.94% , 09/01/32 .................. 645 626,217
5.85% , 11/15/33 .................. 495 531,923
5.10% , 04/02/35 .................. 510 521,612
6.13% , 05/15/38 .................. 270 296,153
6.00% , 03/01/39 .................. 320 347,692
3.85% , 12/01/42 .................. 224 187,015
4.15% , 08/15/44 .................. 479 410,545
3.75% , 03/01/45 .................. 728 582,396
4.30% , 01/02/46 .................. 465 400,412
Series B , 3.70% , 12/01/47 ............ 567 441,441
Series A , 4.30% , 07/15/48 ............ 578 492,670
3.45% , 10/01/49 .................. 583 427,261
3.13% , 07/15/51 .................. 715 487,177
3.00% , 03/15/52 .................. 543 361,884
Alfa Desarrollo SpA, 4.55%, 09/27/51
(e)
.... 1,034 847,535
Alliant Energy Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 5.75%, 04/01/56
(f)
........... 165 165,688
Alliant Energy Finance LLC
(d)
5.40% , 06/06/27 .................. 380 384,389
4.25% , 06/15/28 .................. 333 330,685
5.95% , 03/30/29 .................. 585 611,522
3.60% , 03/01/32 .................. 135 125,353
Alpha Generation LLC
(d)
6.75% , 10/15/32 .................. 1,002 1,029,888
6.25% , 01/15/34 .................. 510 515,893
American Electric Power Co., Inc.
5.75% , 11/01/27 .................. 620 638,623
3.20% , 11/13/27 .................. 595 584,253
Series J , 4.30% , 12/01/28 ............ 595 597,666
5.20% , 01/15/29 .................. 1,015 1,046,666
2.30% , 03/01/30 .................. 314 288,271
5.95% , 11/01/32 .................. 565 605,990
5.63% , 03/01/33 .................. 639 672,543
3.25% , 03/01/50 .................. 405 272,175
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 6.95% ,
12/15/54
(f)
.................... 545 594,550
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 7.05% ,
12/15/54
(f)
.................... 145 152,289

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series C , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.13%),
5.80% , 03/15/56
(f)
............... USD 15 $ 15,029
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 3.88% ,
02/15/62
(f)
.................... 704 684,715
American Transmission Systems, Inc.
(d)
2.65% , 01/15/32 .................. 695 626,799
5.00% , 09/01/44 .................. 510 484,341
Appalachian Power Co.
Series X , 3.30% , 06/01/27 ............ 255 251,704
Series AA , 2.70% , 04/01/31 ........... 380 346,166
Series BB , 4.50% , 08/01/32 ........... 635 629,529
5.65% , 04/01/34 .................. 335 351,105
7.00% , 04/01/38 .................. 550 626,783
4.40% , 05/15/44 .................. 360 306,483
4.45% , 06/01/45 .................. 295 251,098
Series Y , 4.50% , 03/01/49 ............ 250 209,970
Series Z , 3.70% , 05/01/50
(c)
........... 390 288,010
Arizona Public Service Co.
2.95% , 09/15/27 .................. 475 466,599
2.60% , 08/15/29 .................. 654 616,131
2.20% , 12/15/31 .................. 520 456,011
6.35% , 12/15/32 .................. 445 485,581
5.55% , 08/01/33 .................. 535 560,295
5.70% , 08/15/34 .................. 570 599,143
5.05% , 09/01/41 .................. 302 288,346
4.50% , 04/01/42 .................. 331 292,981
4.35% , 11/15/45 .................. 598 509,250
3.75% , 05/15/46 .................. 365 283,412
4.20% , 08/15/48 .................. 417 342,332
4.25% , 03/01/49 .................. 370 303,841
3.50% , 12/01/49 .................. 453 326,038
3.35% , 05/15/50 .................. 665 468,868
2.65% , 09/15/50 .................. 615 380,213
5.90% , 08/15/55 .................. 475 489,086
Atlantic City Electric Co.
4.00% , 10/15/28 .................. 388 388,249
2.30% , 03/15/31 .................. 620 560,639
Atlantica Transmision Sur SA, 6.88%,
04/30/43
(e)
..................... 355 380,389
Ausgrid Finance Pty. Ltd., 4.35%, 08/01/28
(d)
. 480 480,679
Avangrid, Inc., 3.80%, 06/01/29 ......... 597 587,249
Baltimore Gas & Electric Co.
2.25% , 06/15/31 .................. 643 578,325
5.30% , 06/01/34 .................. 280 292,103
5.45% , 06/01/35 .................. 950 989,975
6.35% , 10/01/36 .................. 290 324,585
3.50% , 08/15/46 .................. 530 401,364
3.75% , 08/15/47 .................. 478 375,302
4.25% , 09/15/48 .................. 280 235,521
3.20% , 09/15/49 .................. 436 303,847
2.90% , 06/15/50 .................. 585 384,125
4.55% , 06/01/52 .................. 540 469,910
5.40% , 06/01/53 .................. 715 705,888
5.65% , 06/01/54 .................. 385 394,410
Buffalo Energy Mexico Holdings, 7.88%,
02/15/39
(c) (e)
.................... 597 645,093
California Buyer Ltd., 6.38%, 02/15/32
(d)
.... 800 808,242
Capital Power US Holdings, Inc.
(d)
5.26% , 06/01/28 .................. 30 30,545
6.19% , 06/01/35 .................. 65 68,091
Castle Peak Power Finance Co. Ltd.
(e)
3.25% , 07/25/27 .................. 400 395,005
2.20% , 06/22/30 .................. 200 183,196
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.13% , 03/03/31 .................. USD 400 $ 360,498
CenterPoint Energy Houston Electric LLC
Series AA , 3.00% , 02/01/27 ........... 215 212,294
5.20% , 10/01/28 .................. 605 623,484
4.80% , 03/15/30 .................. 540 552,454
Series AE , 2.35% , 04/01/31 ........... 563 508,667
Series AG , 3.00% , 03/01/32 .......... 435 399,419
Series ai. , 4.45% , 10/01/32 ........... 380 379,064
Series K2 , 6.95% , 03/15/33 ........... 198 225,678
4.95% , 04/01/33 .................. 775 789,899
5.15% , 03/01/34 .................. 250 257,076
5.05% , 03/01/35 .................. 200 202,472
Series AQ , 4.95% , 08/15/35 .......... 210 211,373
3.55% , 08/01/42 .................. 540 435,448
4.50% , 04/01/44 .................. 425 380,400
3.95% , 03/01/48 .................. 473 381,361
Series AD , 2.90% , 07/01/50 ........... 388 257,198
Series AF , 3.35% , 04/01/51 ........... 665 476,198
Series AH , 3.60% , 03/01/52 ........... 380 284,346
Series AJ , 4.85% , 10/01/52 ........... 565 519,504
5.30% , 04/01/53 .................. 190 187,451
Centrais Eletricas Brasileiras SA, 6.50%,
01/11/35
(c) (e)
.................... 800 829,067
Central International Development BVI Ltd.,
5.10%, 08/19/27
(e)
................ 400 403,370
CGNPC International Ltd., 3.75%, 12/11/27
(e)
. 200 198,540
Chile Electricity PEC SpA, 0.00%, 01/25/28
(e) (i)
362 326,435
China Huaneng Group Hong Kong Treasury
Management Holding Ltd.
(e)
(3-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.78%),
5.30%
(f) (h)
..................... 400 407,161
3.00% , 12/10/29 .................. 1,000 963,886
2.70% , 01/20/31 .................. 200 188,078
China Southern Power Grid International
Finance BVI 2018 Co. Ltd., 4.25%,
09/18/28
(e)
..................... 800 803,501
China Southern Power Grid International
Finance BVI Co. Ltd., 3.50%, 05/08/27
(e)
.. 400 397,110
Cleco Corporate Holdings LLC, 4.97%,
05/01/46 ...................... 380 333,819
Cleveland Electric Illuminating Co. (The)
3.50% , 04/01/28
(d)
................. 460 452,540
4.55% , 11/15/30
(d)
................. 460 457,049
5.95% , 12/15/36 .................. 235 248,871
CLP Power HK Finance Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.01%), 5.45%
(e) (f) (h)
......... 200 208,522
CLP Power Hong Kong Financing Ltd.
(e)
3.38% , 10/26/27 .................. 800 791,006
2.13% , 06/30/30 .................. 600 551,454
2.25% , 07/21/31 .................. 200 181,846
Commonwealth Edison Co.
Series 122 , 2.95% , 08/15/27 .......... 805 791,648
3.70% , 08/15/28 .................. 780 775,480
2.20% , 03/01/30 .................. 592 547,082
Series 132 , 3.15% , 03/15/32 .......... 315 292,802
4.90% , 02/01/33 .................. 80 81,822
5.30% , 06/01/34 .................. 200 209,465
5.90% , 03/15/36 .................. 527 570,329
6.45% , 01/15/38 .................. 363 408,303
3.80% , 10/01/42 .................. 165 136,444
4.60% , 08/15/43 .................. 420 383,788
4.70% , 01/15/44 .................. 321 295,338
3.70% , 03/01/45 .................. 347 276,321

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.35% , 11/15/45 .................. USD 466 $ 404,726
3.65% , 06/15/46 .................. 610 477,134
Series 123 , 3.75% , 08/15/47 .......... 683 533,814
4.00% , 03/01/48 .................. 715 582,060
4.00% , 03/01/49 .................. 478 383,761
Series 127 , 3.20% , 11/15/49 .......... 439 305,660
3.00% , 03/01/50 .................. 372 249,733
Series 130 , 3.13% , 03/15/51 .......... 495 337,637
Series 131 , 2.75% , 09/01/51 .......... 655 416,122
Series 133 , 3.85% , 03/15/52 .......... 340 263,211
5.30% , 02/01/53 .................. 385 375,167
5.65% , 06/01/54 .................. 255 260,322
5.95% , 06/01/55 .................. 585 623,518
Connecticut Light & Power Co. (The)
Series A , 3.20% , 03/15/27 ............ 273 270,159
4.65% , 01/01/29 .................. 505 513,846
4.95% , 01/15/30 .................. 395 406,019
Series A , 2.05% , 07/01/31 ............ 585 518,719
4.90% , 07/01/33 .................. 340 345,713
4.95% , 08/15/34 .................. 510 517,448
4.30% , 04/15/44 .................. 510 446,765
Series A , 4.15% , 06/01/45 ............ 475 399,870
4.00% , 04/01/48 .................. 712 579,446
5.25% , 01/15/53 .................. 546 528,883
Consorcio Transmantaro SA
(e)
4.70% , 04/16/34
(c)
................. 800 790,230
5.20% , 04/11/38 .................. 400 398,252
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(e)
..................... 579 609,070
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(d)
..................... 325 334,750
Dayton Power & Light Co. (The)
4.55% , 08/15/30
(d)
................. 405 403,276
3.95% , 06/15/49 .................. 521 393,237
Dominion Energy South Carolina, Inc.
Series A , 2.30% , 12/01/31 ............ 475 422,102
6.63% , 02/01/32 .................. 306 342,230
5.30% , 05/15/33 .................. 435 453,521
Series 2025 , 5.30% , 01/15/35 ......... 285 295,977
6.05% , 01/15/38 .................. 214 231,647
5.45% , 02/01/41 .................. 410 417,128
4.60% , 06/15/43 .................. 369 336,824
6.25% , 10/15/53 .................. 500 552,787
5.10% , 06/01/65 .................. 440 403,009
DPL LLC, 4.35%, 04/15/29 ............ 465 456,003
DTE Electric Co.
4.85% , 12/01/26 .................. 425 429,401
4.25% , 05/14/27 .................. 35 35,212
Series A , 1.90% , 04/01/28 ............ 905 861,807
2.25% , 03/01/30 .................. 516 477,885
Series C , 2.63% , 03/01/31 ........... 373 343,462
Series A , 3.00% , 03/01/32 ............ 700 646,852
5.20% , 04/01/33 .................. 650 676,796
5.20% , 03/01/34 .................. 555 575,140
5.25% , 05/15/35 .................. 490 505,689
Series A , 4.00% , 04/01/43 ............ 286 242,192
4.30% , 07/01/44 .................. 335 291,222
3.70% , 03/15/45 .................. 435 346,093
3.70% , 06/01/46 .................. 471 370,798
3.75% , 08/15/47 .................. 480 375,999
Series A , 4.05% , 05/15/48 ............ 633 524,668
3.95% , 03/01/49 .................. 642 519,250
2.95% , 03/01/50 .................. 737 499,568
Series B , 3.25% , 04/01/51 ............ 595 422,206
Series B , 3.65% , 03/01/52 ............ 433 326,724
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.40% , 04/01/53 .................. USD 645 $ 642,319
5.85% , 05/15/55 .................. 225 237,908
Duke Energy Carolinas LLC
2.95% , 12/01/26 .................. 693 686,114
3.95% , 11/15/28 .................. 835 835,644
Series A , 6.00% , 12/01/28 ............ 305 321,205
2.45% , 08/15/29 .................. 580 547,053
2.45% , 02/01/30 .................. 330 308,505
4.85% , 03/15/30 .................. 250 256,942
2.55% , 04/15/31 .................. 500 458,840
2.85% , 03/15/32 .................. 605 553,252
6.45% , 10/15/32 .................. 380 420,940
4.95% , 01/15/33 .................. 1,060 1,092,045
4.85% , 01/15/34 .................. 660 669,340
5.25% , 03/15/35 .................. 430 445,392
6.10% , 06/01/37 .................. 369 399,952
6.00% , 01/15/38 .................. 320 347,745
6.05% , 04/15/38 .................. 562 611,283
5.30% , 02/15/40 .................. 868 884,418
4.25% , 12/15/41 .................. 422 374,878
4.00% , 09/30/42 .................. 745 634,955
3.75% , 06/01/45 .................. 576 458,946
3.88% , 03/15/46 .................. 493 398,542
3.70% , 12/01/47 .................. 658 509,271
3.95% , 03/15/48 .................. 545 438,430
3.20% , 08/15/49 .................. 795 556,375
3.45% , 04/15/51 .................. 540 392,028
3.55% , 03/15/52 .................. 583 430,041
5.35% , 01/15/53 .................. 780 767,418
5.40% , 01/15/54 .................. 963 958,829
Duke Energy Carolinas Nc Storm Funding II
LLC, Series A-1, 4.23%, 07/01/35 ...... 300 299,730
Duke Energy Corp.
4.85% , 01/05/27 .................. 630 635,619
3.15% , 08/15/27 .................. 930 915,414
5.00% , 12/08/27 .................. 683 694,657
4.30% , 03/15/28 .................. 900 902,953
4.85% , 01/05/29 .................. 365 371,830
3.40% , 06/15/29 .................. 260 253,062
2.45% , 06/01/30 .................. 802 740,635
2.55% , 06/15/31 .................. 970 878,678
4.50% , 08/15/32 .................. 1,140 1,134,149
5.75% , 09/15/33 .................. 600 636,628
5.45% , 06/15/34 .................. 730 760,287
4.95% , 09/15/35 .................. 1,205 1,198,330
3.30% , 06/15/41 .................. 683 529,855
4.80% , 12/15/45 .................. 661 593,511
3.75% , 09/01/46 .................. 1,291 996,385
3.95% , 08/15/47 .................. 391 307,057
4.20% , 06/15/49 .................. 588 472,687
3.50% , 06/15/51 .................. 778 550,991
5.00% , 08/15/52 .................. 1,140 1,030,977
6.10% , 09/15/53 .................. 760 800,949
5.80% , 06/15/54 .................. 400 404,857
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.45% ,
09/01/54
(f)
.................... 740 783,396
5.70% , 09/15/55 .................. 1,440 1,436,484
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25% ,
01/15/82
(f)
.................... 530 510,819
Duke Energy Florida LLC
3.20% , 01/15/27 .................. 500 495,971
3.80% , 07/15/28 .................. 648 646,412
2.50% , 12/01/29 .................. 995 937,607

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
1.75% , 06/15/30 .................. USD 682 $ 613,094
2.40% , 12/15/31 .................. 790 710,672
5.88% , 11/15/33 .................. 700 757,608
6.35% , 09/15/37 .................. 663 741,523
6.40% , 06/15/38 .................. 876 987,046
5.65% , 04/01/40 .................. 480 503,021
3.85% , 11/15/42 .................. 435 360,814
3.40% , 10/01/46 .................. 695 517,822
4.20% , 07/15/48 .................. 463 383,099
3.00% , 12/15/51 .................. 655 432,409
5.95% , 11/15/52 .................. 434 458,233
6.20% , 11/15/53 .................. 555 609,246
Duke Energy Florida Project Finance LLC,
Series 2035, 3.11%, 09/01/36
(c)
........ 125 108,358
Duke Energy Indiana LLC
5.25% , 03/01/34 .................. 430 444,515
6.12% , 10/15/35 .................. 161 175,404
6.35% , 08/15/38 .................. 375 416,041
6.45% , 04/01/39 .................. 365 408,457
4.90% , 07/15/43 .................. 328 309,588
3.75% , 05/15/46 .................. 429 339,062
Series YYY , 3.25% , 10/01/49 .......... 606 427,423
2.75% , 04/01/50 .................. 465 296,445
5.40% , 04/01/53 .................. 450 440,388
5.90% , 05/15/55 .................. 290 305,131
Duke Energy Ohio, Inc.
3.65% , 02/01/29 .................. 708 700,063
2.13% , 06/01/30 .................. 613 560,453
5.25% , 04/01/33 .................. 530 551,341
5.30% , 06/15/35 .................. 370 382,548
3.70% , 06/15/46 .................. 265 206,683
4.30% , 02/01/49 .................. 460 385,822
5.65% , 04/01/53 .................. 415 419,797
5.55% , 03/15/54 .................. 360 361,848
Duke Energy Progress LLC
4.35% , 03/06/27 .................. 140 140,828
3.70% , 09/01/28 .................. 185 183,835
3.45% , 03/15/29 .................. 655 643,678
2.00% , 08/15/31 .................. 410 361,947
3.40% , 04/01/32 .................. 420 396,113
5.25% , 03/15/33 .................. 365 380,615
5.10% , 03/15/34 .................. 525 541,796
5.05% , 03/15/35 .................. 705 718,759
6.30% , 04/01/38 .................. 310 345,996
4.10% , 05/15/42 .................. 268 231,170
4.10% , 03/15/43 .................. 290 248,213
4.38% , 03/30/44 .................. 271 237,630
4.15% , 12/01/44 .................. 485 413,191
4.20% , 08/15/45 .................. 409 347,823
3.70% , 10/15/46 .................. 568 442,569
3.60% , 09/15/47 .................. 427 325,704
2.50% , 08/15/50 .................. 747 450,120
2.90% , 08/15/51 .................. 345 222,695
4.00% , 04/01/52 .................. 415 329,955
5.35% , 03/15/53 .................. 565 553,580
5.55% , 03/15/55 .................. 440 445,225
Duquesne Light Holdings, Inc.
(d)
3.62% , 08/01/27 .................. 343 337,310
2.53% , 10/01/30 .................. 555 499,401
2.78% , 01/07/32 .................. 145 128,916
Edison International
5.75% , 06/15/27 .................. 247 249,883
4.13% , 03/15/28 .................. 720 707,359
5.25% , 11/15/28 .................. 430 432,820
5.45% , 06/15/29 .................. 410 414,348
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.95% , 11/15/29
(c)
................. USD 370 $ 392,918
6.25% , 03/15/30 .................. 160 166,013
5.25% , 03/15/32 .................. 325 321,659
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13% ,
06/15/53
(c) (f)
................... 505 521,536
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.66%), 7.88% ,
06/15/54
(f)
.................... 457 470,781
El Paso Electric Co.
6.00% , 05/15/35 .................. 380 397,092
5.00% , 12/01/44 .................. 317 283,210
Emera US Finance LP
2.64% , 06/15/31 .................. 405 361,590
4.75% , 06/15/46 .................. 1,382 1,200,342
Enel Chile SA, 4.88%, 06/12/28 ......... 1,126 1,144,253
Enel Finance America LLC, 2.88%, 07/12/41
(d)
1,185 856,980
Enel Finance International NV
(d)
3.63% , 05/25/27 .................. 625 619,714
4.63% , 06/15/27 .................. 1,045 1,052,323
3.50% , 04/06/28 .................. 1,310 1,287,931
2.13% , 07/12/28 .................. 1,040 984,117
4.13% , 09/30/28 .................. 600 598,405
4.88% , 06/14/29
(c)
................. 1,385 1,426,082
5.13% , 06/26/29 .................. 865 886,501
4.38% , 09/30/30 .................. 600 596,353
2.50% , 07/12/31 .................. 920 824,532
5.00% , 06/15/32 .................. 1,020 1,038,741
7.50% , 10/14/32 .................. 1,100 1,267,843
5.50% , 06/26/34 .................. 275 285,636
5.00% , 09/30/35 .................. 600 594,140
6.80% , 09/15/37 .................. 755 851,155
6.00% , 10/07/39 .................. 1,280 1,351,189
4.75% , 05/25/47 .................. 1,261 1,098,493
5.50% , 06/15/52 .................. 945 907,170
7.75% , 10/14/52 .................. 765 945,249
5.75% , 09/30/55 .................. 600 592,323
Energuate Trust 2 0, 6.35%, 09/15/35
(d)
.... 600 601,788
EnfraGen Energia Sur SA, 5.38%, 12/30/30
(c) (d)
600 556,279
Engie Energia Chile SA
(e)
3.40% , 01/28/30 .................. 400 376,326
6.38% , 04/17/34 .................. 600 639,519
Entergy Arkansas LLC
4.00% , 06/01/28 .................. 515 515,412
5.15% , 01/15/33 .................. 325 336,562
5.30% , 09/15/33 .................. 330 342,703
5.45% , 06/01/34 .................. 715 747,183
4.20% , 04/01/49 .................. 605 497,002
2.65% , 06/15/51 .................. 767 468,130
3.35% , 06/15/52 .................. 530 369,250
5.75% , 06/01/54 .................. 405 417,997
Entergy Corp.
1.90% , 06/15/28 .................. 335 316,570
2.80% , 06/15/30 .................. 632 590,139
2.40% , 06/15/31 .................. 285 255,215
3.75% , 06/15/50 .................. 485 357,830
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.67%), 7.13% ,
12/01/54
(f)
.................... 855 898,545
Entergy Louisiana LLC
3.12% , 09/01/27 .................. 520 512,308
3.25% , 04/01/28 .................. 618 608,233
1.60% , 12/15/30 .................. 385 339,936
3.05% , 06/01/31 .................. 353 330,854
2.35% , 06/15/32 .................. 885 778,798

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.00% , 03/15/33 .................. USD 717 $ 691,626
5.35% , 03/15/34 .................. 415 430,691
5.15% , 09/15/34 .................. 710 727,428
3.10% , 06/15/41 .................. 360 274,561
4.95% , 01/15/45 .................. 640 594,973
4.20% , 09/01/48 .................. 956 788,379
4.20% , 04/01/50 .................. 630 513,879
2.90% , 03/15/51 .................. 779 501,333
4.75% , 09/15/52 .................. 625 557,033
5.70% , 03/15/54 .................. 580 586,870
5.80% , 03/15/55 .................. 445 457,800
Entergy Mississippi LLC
2.85% , 06/01/28 .................. 470 456,842
5.00% , 09/01/33 .................. 230 234,394
3.85% , 06/01/49 .................. 540 418,842
3.50% , 06/01/51 .................. 175 125,731
5.85% , 06/01/54 .................. 350 359,721
5.80% , 04/15/55 .................. 370 380,411
Entergy Texas, Inc.
4.00% , 03/30/29 .................. 511 509,330
1.75% , 03/15/31 .................. 594 522,028
5.25% , 04/15/35 .................. 485 498,839
4.50% , 03/30/39 .................. 395 370,013
3.55% , 09/30/49 .................. 575 420,349
5.00% , 09/15/52 .................. 495 450,707
5.80% , 09/01/53 .................. 325 331,239
5.55% , 09/15/54 .................. 425 420,125
Eskom Holdings, 8.45%, 08/10/28
(e)
....... 400 428,957
EUSHI Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 7.63%, 12/15/54
(f)
........... 510 536,160
Evergy Kansas Central, Inc.
3.10% , 04/01/27 .................. 505 498,536
4.70% , 03/13/28 .................. 115 116,151
5.90% , 11/15/33 .................. 340 365,954
5.25% , 03/15/35 .................. 235 240,128
4.13% , 03/01/42 .................. 248 212,582
4.10% , 04/01/43 .................. 314 266,776
4.25% , 12/01/45 .................. 368 310,931
3.25% , 09/01/49 .................. 864 602,077
3.45% , 04/15/50 .................. 365 263,642
5.70% , 03/15/53 .................. 490 497,195
Evergy Metro, Inc.
Series 2020 , 2.25% , 06/01/30
(c)
........ 250 230,235
4.95% , 04/15/33 .................. 385 392,795
5.40% , 04/01/34 .................. 375 390,830
5.13% , 08/15/35 .................. 295 299,216
5.30% , 10/01/41 .................. 370 367,513
4.20% , 06/15/47 .................. 386 321,888
Series 2019 , 4.13% , 04/01/49 ......... 442 358,833
Evergy Missouri West, Inc.
(d)
5.15% , 12/15/27 .................. 670 681,071
5.65% , 06/01/34 .................. 155 160,991
Evergy, Inc.
2.90% , 09/15/29 .................. 965 916,962
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.56%), 6.65% ,
06/01/55
(f)
.................... 15 15,429
Eversource Energy
5.00% , 01/01/27 .................. 330 332,857
2.90% , 03/01/27 .................. 725 712,917
4.60% , 07/01/27 .................. 535 537,901
Series M , 3.30% , 01/15/28 ........... 357 350,181
5.45% , 03/01/28 .................. 1,426 1,462,233
5.95% , 02/01/29 .................. 775 811,420
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series O , 4.25% , 04/01/29 ........... USD 245 $ 244,562
Series R , 1.65% , 08/15/30 ........... 320 281,592
4.45% , 12/15/30 .................. 340 338,795
2.55% , 03/15/31 .................. 422 381,481
5.85% , 04/15/31 .................. 800 845,897
3.38% , 03/01/32 .................. 310 287,225
5.13% , 05/15/33 .................. 615 624,200
5.50% , 01/01/34 .................. 595 616,778
5.95% , 07/15/34 .................. 170 180,958
3.45% , 01/15/50 .................. 681 493,798
Exelon Corp.
2.75% , 03/15/27 .................. 340 333,809
5.15% , 03/15/28 .................. 1,005 1,028,173
5.15% , 03/15/29 .................. 455 467,932
4.05% , 04/15/30 .................. 1,425 1,411,990
5.13% , 03/15/31 .................. 450 465,347
3.35% , 03/15/32 .................. 445 416,655
5.30% , 03/15/33 .................. 655 680,720
5.45% , 03/15/34 .................. 565 587,644
4.95% , 06/15/35 .................. 626 620,259
5.63% , 06/15/35 .................. 755 790,960
5.10% , 06/15/45 .................. 639 599,659
4.45% , 04/15/46 .................. 785 671,934
4.70% , 04/15/50 .................. 295 256,389
4.10% , 03/15/52 .................. 750 589,131
5.60% , 03/15/53 .................. 890 876,779
5.88% , 03/15/55 .................. 505 517,009
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.98%), 6.50% ,
03/15/55
(f)
.................... 80 84,142
Fells Point Funding Trust, 3.05%, 01/31/27
(d)
. 700 689,520
FirstEnergy Corp.
Series B , 3.90% , 07/15/27 ............ 1,489 1,479,559
2.65% , 03/01/30 .................. 592 549,500
Series B , 2.25% , 09/01/30 ............ 450 406,310
Series C , 4.85% , 07/15/47 ........... 834 742,603
Series C , 3.40% , 03/01/50 ........... 965 675,543
FirstEnergy Pennsylvania Electric Co.
(d)
3.25% , 03/15/28 .................. 329 321,874
5.20% , 04/01/28 .................. 220 224,622
4.30% , 01/15/29 .................. 480 480,130
3.60% , 06/01/29 .................. 413 404,022
FirstEnergy Transmission LLC
2.87% , 09/15/28
(d)
................. 580 559,862
4.55% , 01/15/30 .................. 480 482,979
4.75% , 01/15/33
(d)
................. 355 354,638
5.00% , 01/15/35 .................. 170 170,347
5.45% , 07/15/44
(d)
................. 390 381,169
4.55% , 04/01/49
(d)
................. 418 362,667
Florida Power & Light Co.
Series A , 3.30% , 05/30/27 ............ 1,005 995,629
5.05% , 04/01/28 .................. 691 708,489
4.40% , 05/15/28 .................. 600 606,268
5.15% , 06/15/29 .................. 675 701,090
4.63% , 05/15/30 .................. 435 443,709
2.45% , 02/03/32 .................. 1,463 1,317,279
5.10% , 04/01/33 .................. 690 714,679
4.80% , 05/15/33 .................. 790 805,691
5.63% , 04/01/34 .................. 435 464,729
5.30% , 06/15/34 .................. 985 1,030,957
5.00% , 08/01/34 .................. 35 35,764
4.95% , 06/01/35 .................. 608 620,058
5.65% , 02/01/37 .................. 355 378,955
5.95% , 02/01/38 .................. 559 609,968
5.96% , 04/01/39 .................. 719 780,942

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.69% , 03/01/40 .................. USD 248 $ 262,252
5.25% , 02/01/41 .................. 240 241,801
4.13% , 02/01/42 .................. 689 603,898
4.05% , 06/01/42 .................. 485 420,841
3.80% , 12/15/42 .................. 565 470,813
4.05% , 10/01/44 .................. 398 336,585
3.70% , 12/01/47 .................. 852 667,857
3.95% , 03/01/48 .................. 1,142 930,818
4.13% , 06/01/48 .................. 658 546,749
3.99% , 03/01/49 .................. 650 528,997
3.15% , 10/01/49 .................. 934 652,493
2.88% , 12/04/51 .................. 963 628,832
5.30% , 04/01/53 .................. 775 761,497
5.60% , 06/15/54 .................. 860 883,566
5.70% , 03/15/55 .................. 785 816,894
5.80% , 03/15/65 .................. 255 268,487
GDZ Elektrik Dagitim A/S, 9.00%, 10/15/29
(e)
. 600 586,247
Georgia Power Co.
5.00% , 02/23/27 .................. 180 182,396
3.25% , 03/30/27 .................. 388 384,291
4.65% , 05/16/28 .................. 905 918,470
4.00% , 10/01/28 .................. 500 499,641
Series B , 2.65% , 09/15/29 ............ 875 830,479
4.55% , 03/15/30 .................. 640 651,323
4.85% , 03/15/31 .................. 1,145 1,175,323
4.70% , 05/15/32 .................. 528 535,577
4.95% , 05/17/33 .................. 1,105 1,128,111
5.25% , 03/15/34 .................. 980 1,011,615
5.20% , 03/15/35 .................. 770 791,804
Series 10-C , 4.75% , 09/01/40 ......... 600 574,222
4.30% , 03/15/42 .................. 1,111 984,173
4.30% , 03/15/43 .................. 470 414,405
Series B , 3.70% , 01/30/50 ............ 428 327,909
Series A , 3.25% , 03/15/51 ............ 728 511,382
5.13% , 05/15/52 .................. 703 672,141
5.50% , 10/01/55 .................. 690 689,901
Hanwha Futureproof Corp., 4.75%, 04/30/28
(e)
400 407,078
Hawaiian Electric Co., Inc., 6.00%, 10/01/33
(d)
165 166,661
Hengjian International Investment Ltd., 4.25%,
06/17/28
(e)
..................... 400 402,090
Hongkong Electric Finance Ltd.
(e)
2.25% , 06/09/30 .................. 400 367,473
1.88% , 08/27/30 .................. 600 539,240
Iberdrola International BV, 6.75%, 07/15/36 .. 457 519,542
Idaho Power Co.
5.20% , 08/15/34 .................. 350 361,817
Series K , 4.20% , 03/01/48 ............ 645 539,580
5.50% , 03/15/53 .................. 330 328,556
5.80% , 04/01/54 .................. 240 248,393
5.70% , 03/15/55 .................. 485 494,775
Indiana Michigan Power Co.
3.85% , 05/15/28 .................. 531 528,612
6.05% , 03/15/37 .................. 105 114,645
Series K , 4.55% , 03/15/46 ............ 466 406,805
Series L , 3.75% , 07/01/47 ............ 404 310,274
4.25% , 08/15/48 .................. 401 328,726
3.25% , 05/01/51 .................. 425 290,147
5.63% , 04/01/53 .................. 516 523,348
Indianapolis Power & Light Co.
(d)
5.65% , 12/01/32 .................. 680 711,478
5.05% , 08/15/35 .................. 275 276,962
4.05% , 05/01/46 .................. 385 309,716
5.70% , 04/01/54 .................. 880 889,152
Interchile SA, 4.50%, 06/30/56
(c) (e)
........ 1,000 877,445
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Interstate Power & Light Co.
4.10% , 09/26/28 .................. USD 555 $ 553,758
3.60% , 04/01/29 .................. 170 166,584
2.30% , 06/01/30 .................. 425 388,547
5.70% , 10/15/33 .................. 260 274,422
4.95% , 09/30/34 .................. 265 264,782
5.60% , 06/29/35 .................. 605 631,210
6.25% , 07/15/39 .................. 365 394,567
3.70% , 09/15/46 .................. 80 60,964
3.50% , 09/30/49 .................. 452 330,116
3.10% , 11/30/51 .................. 275 180,928
5.45% , 09/30/54 .................. 420 407,351
5.60% , 10/01/55 .................. 600 591,133
Investment Energy Resources Ltd., 6.25%,
04/26/29
(e)
..................... 600 596,983
IPALCO Enterprises, Inc.
4.25% , 05/01/30 .................. 532 520,638
5.75% , 04/01/34 .................. 285 290,084
ITC Holdings Corp.
4.95% , 09/22/27
(d)
................. 890 901,244
3.35% , 11/15/27 .................. 778 766,566
2.95% , 05/14/30
(d)
................. 200 187,751
5.40% , 06/01/33
(d)
................. 270 278,534
5.65% , 05/09/34
(d)
................. 400 417,140
5.30% , 07/01/43 .................. 302 291,786
Jersey Central Power & Light Co.
4.15% , 01/15/29
(d)
................. 410 408,983
4.40% , 01/15/31
(d)
................. 450 448,057
2.75% , 03/01/32
(d)
................. 605 542,475
5.10% , 01/15/35 .................. 305 309,365
5.15% , 01/15/36
(d)
................. 375 380,322
John Sevier Combined Cycle Generation LLC,
4.63%, 01/15/42 ................. 84 81,838
Johnsonville Aeroderivative Combustion
Turbine Generation LLC, 5.08%, 10/01/54 . 193 187,524
JSW Hydro Energy Ltd., 4.13%, 05/18/31
(e)
.. 568 535,390
Kallpa Generacion SA
5.88% , 01/30/32
(c) (e)
................ 535 560,178
5.50% , 09/11/35
(d)
................. 400 403,607
5.50% , 09/11/35
(e)
................. 200 201,803
Kentucky Power Co., 7.00%, 11/15/33
(d)
.... 370 405,644
Kentucky Utilities Co.
Series KENT , 5.45% , 04/15/33 ......... 260 272,178
5.13% , 11/01/40 .................. 788 777,644
4.38% , 10/01/45 .................. 714 616,435
3.30% , 06/01/50 .................. 487 343,175
5.85% , 08/15/55 .................. 445 458,847
Korea East-West Power Co. Ltd., 4.88%,
07/12/28
(e)
..................... 400 406,861
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(d)
................ 425 405,434
Liberty Utilities Co.
(d)
5.58% , 01/31/29 .................. 675 696,409
5.87% , 01/31/34 .................. 345 359,619
Liberty Utilities Finance GP 1, 2.05%,
09/15/30
(d)
..................... 628 562,225
Limak Yenilenebilir Enerji A/S, 9.63%,
08/12/30
(e)
..................... 600 592,205
LLPL Capital Pte. Ltd., 6.88%, 02/04/39
(e)
... 562 587,010
Long Ridge Energy LLC, 8.75%, 02/15/32
(d)
.. 585 604,847
Louisville Gas & Electric Co.
Series LOU , 5.45% , 04/15/33 ......... 445 466,088
4.25% , 04/01/49 .................. 215 177,123
5.85% , 08/15/55 .................. 530 546,964

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Massachusetts Electric Co.
(d)
1.73% , 11/24/30 .................. USD 680 $ 593,320
5.90% , 11/15/39 .................. 360 377,513
4.00% , 08/15/46 .................. 242 196,580
5.87% , 02/26/54 .................. 435 441,828
Mazoon Assets Co. SAOC
(e)
5.20% , 11/08/27 .................. 400 405,243
5.50% , 02/14/29 .................. 400 411,096
5.25% , 10/09/31 .................. 800 819,885
Mexico Generadora de Energia S de rl, 5.50%,
12/06/32
(e)
..................... 329 336,296
MidAmerican Energy Co.
3.10% , 05/01/27 .................. 495 489,524
3.65% , 04/15/29 .................. 1,326 1,310,943
6.75% , 12/30/31 .................. 212 238,800
5.35% , 01/15/34 .................. 285 297,588
5.75% , 11/01/35 .................. 138 148,113
5.80% , 10/15/36 .................. 18 19,423
4.80% , 09/15/43 .................. 420 390,181
4.40% , 10/15/44 .................. 525 461,219
4.25% , 05/01/46 .................. 500 429,667
3.95% , 08/01/47 .................. 638 515,758
3.65% , 08/01/48 .................. 615 470,276
4.25% , 07/15/49 .................. 717 599,552
3.15% , 04/15/50 .................. 593 411,585
2.70% , 08/01/52 .................. 850 538,472
5.85% , 09/15/54 .................. 825 869,036
5.30% , 02/01/55 .................. 750 729,721
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(d)
................ 712 711,539
Minejesa Capital BV
(e)
4.63% , 08/10/30 .................. 719 716,204
5.63% , 08/10/37 .................. 800 796,583
Mississippi Power Co.
3.95% , 03/30/28 .................. 620 618,868
Series 12-A , 4.25% , 03/15/42 ......... 446 390,045
Series B , 3.10% , 07/30/51 ............ 358 242,124
Monongahela Power Co.
(d)
3.55% , 05/15/27 .................. 90 89,263
5.85% , 02/15/34 .................. 445 472,453
5.40% , 12/15/43 .................. 655 651,930
Narragansett Electric Co. (The)
(d)
3.92% , 08/01/28 .................. 255 253,759
3.40% , 04/09/30 .................. 770 741,429
5.35% , 05/01/34 .................. 485 500,365
5.64% , 03/15/40 .................. 360 372,504
National Grid USA, 5.80%, 04/01/35 ...... 193 201,154
Nevada Power Co.
Series CC , 3.70% , 05/01/29 .......... 735 723,144
Series DD , 2.40% , 05/01/30 .......... 535 496,872
Series N , 6.65% , 04/01/36 ........... 323 364,389
Series R , 6.75% , 07/01/37 ........... 564 642,873
Series EE , 3.13% , 08/01/50 ........... 425 282,474
Series GG , 5.90% , 05/01/53 .......... 245 251,698
6.00% , 03/15/54 .................. 575 599,713
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.94%), 6.25% ,
05/15/55
(f)
.................... 10 10,210
New England Power Co.
(d)
3.80% , 12/05/47 .................. 386 304,694
2.81% , 10/06/50 .................. 412 261,316
5.94% , 11/25/52 .................. 290 302,120
5.85% , 09/08/55 .................. 100 101,358
NextEra Energy Capital Holdings, Inc.
1.88% , 01/15/27 .................. 766 746,775
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.55% , 05/01/27 .................. USD 1,303 $ 1,293,120
4.63% , 07/15/27 .................. 1,185 1,196,136
4.69% , 09/01/27 .................. 515 520,645
4.85% , 02/04/28 .................. 550 559,655
4.90% , 02/28/28 .................. 1,340 1,363,235
1.90% , 06/15/28 .................. 1,352 1,281,059
4.90% , 03/15/29 .................. 940 962,013
3.50% , 04/01/29 .................. 625 611,845
2.75% , 11/01/29 .................. 1,132 1,072,969
5.00% , 02/28/30
(c)
................. 645 666,061
5.05% , 03/15/30 .................. 830 855,279
2.25% , 06/01/30 .................. 1,927 1,765,580
2.44% , 01/15/32 .................. 768 680,168
5.30% , 03/15/32 .................. 845 880,236
5.00% , 07/15/32 .................. 770 787,829
5.05% , 02/28/33 .................. 1,280 1,309,589
5.25% , 03/15/34 .................. 1,100 1,130,592
5.45% , 03/15/35 .................. 990 1,025,959
3.00% , 01/15/52 .................. 625 405,275
5.25% , 02/28/53 .................. 1,115 1,058,047
5.55% , 03/15/54 .................. 365 359,242
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54
(f)
.................... 1,250 1,352,838
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.36%), 6.70% ,
09/01/54
(f)
.................... 870 907,058
5.90% , 03/15/55 .................. 690 712,738
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55
(f)
.................... 1,440 1,502,359
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.98%), 6.50% ,
08/15/55
(f)
.................... 300 321,039
5.11% , 09/29/57
(d)
................. 330 300,015
(3-mo. SOFR USD + 2.67%), 4.80% ,
12/01/77
(c) (f)
................... 530 518,460
(3-mo. SOFR USD + 3.42%), 5.65% ,
05/01/79
(f)
.................... 449 453,600
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80% ,
03/15/82
(f)
.................... 185 181,203
Niagara Energy SAC, 5.75%, 10/03/34
(c) (e)
... 1,200 1,235,346
Niagara Mohawk Power Corp.
(d)
4.28% , 12/15/28 .................. 635 635,165
1.96% , 06/27/30 .................. 473 427,399
4.65% , 10/03/30 .................. 405 407,793
2.76% , 01/10/32 .................. 355 318,396
5.29% , 01/17/34 .................. 165 168,261
4.28% , 10/01/34 .................. 444 421,604
4.12% , 11/28/42 .................. 236 202,593
3.03% , 06/27/50 .................. 707 460,684
5.78% , 09/16/52 .................. 540 544,065
5.66% , 01/17/54 .................. 930 926,540
6.00% , 07/03/55 .................. 535 555,730
Northern States Power Co.
2.25% , 04/01/31 .................. 360 326,642
5.05% , 05/15/35 .................. 625 639,748
6.25% , 06/01/36 .................. 385 428,189
6.20% , 07/01/37 .................. 348 385,168
5.35% , 11/01/39 .................. 489 503,919
3.40% , 08/15/42 .................. 500 392,301
4.13% , 05/15/44 .................. 310 265,722
4.00% , 08/15/45 .................. 370 307,832
3.60% , 05/15/46 .................. 380 296,474

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.60% , 09/15/47 .................. USD 351 $ 270,665
2.90% , 03/01/50 .................. 734 491,926
2.60% , 06/01/51 .................. 451 283,805
3.20% , 04/01/52 .................. 348 246,295
4.50% , 06/01/52 .................. 385 335,061
5.10% , 05/15/53 .................. 635 606,359
5.40% , 03/15/54 .................. 580 578,637
5.65% , 06/15/54 .................. 335 347,642
5.65% , 05/15/55 .................. 385 397,893
NRG Energy, Inc.
2.45% , 12/02/27
(d)
................. 870 833,916
5.75% , 01/15/28 .................. 781 783,976
3.38% , 02/15/29
(d)
................. 530 504,241
4.45% , 06/15/29
(d)
................. 726 720,335
5.25% , 06/15/29
(d)
................. 765 768,353
5.75% , 07/15/29
(d)
................. 800 803,509
4.73% , 10/15/30
(d)
................. 455 453,920
3.63% , 02/15/31
(d)
................. 705 658,364
3.88% , 02/15/32
(d)
................. 496 460,434
6.00% , 02/01/33
(d)
................. 960 979,304
7.00% , 03/15/33
(d)
................. 675 745,559
5.75% , 01/15/34
(d)
................. 405 407,657
6.25% , 11/01/34
(d)
................. 910 937,295
5.41% , 10/15/35
(d)
................. 470 469,172
6.00% , 01/15/36
(d)
................. 1,730 1,759,173
NSTAR Electric Co.
3.20% , 05/15/27 .................. 594 586,814
3.25% , 05/15/29 .................. 385 373,123
4.85% , 03/01/30 .................. 415 425,425
3.95% , 04/01/30 .................. 358 354,171
1.95% , 08/15/31 .................. 370 325,240
5.40% , 06/01/34 .................. 560 582,173
5.20% , 03/01/35 .................. 650 665,540
5.50% , 03/15/40 .................. 330 339,990
4.40% , 03/01/44 .................. 380 335,440
3.10% , 06/01/51 .................. 512 353,483
4.55% , 06/01/52 .................. 295 255,303
4.95% , 09/15/52 .................. 450 416,992
NYSEG Storm Funding LLC, Series A-2, 4.87%,
05/01/32 ...................... 500 513,029
OGE Energy Corp., 5.45%, 05/15/29 ...... 510 528,928
Ohio Edison Co.
4.95% , 12/15/29
(d)
................. 250 255,744
5.50% , 01/15/33
(d)
................. 380 396,502
6.88% , 07/15/36 .................. 382 439,567
Ohio Power Co.
Series P , 2.60% , 04/01/30 ............ 447 416,049
Series Q , 1.63% , 01/15/31 ........... 274 238,015
5.00% , 06/01/33 .................. 240 243,735
5.65% , 06/01/34 .................. 385 402,163
4.15% , 04/01/48 .................. 395 315,384
4.00% , 06/01/49 .................. 417 323,034
Series R , 2.90% , 10/01/51 ........... 595 373,225
Oklahoma Gas & Electric Co.
3.80% , 08/15/28 .................. 305 302,992
3.30% , 03/15/30 .................. 365 351,614
3.25% , 04/01/30 .................. 200 192,492
5.40% , 01/15/33 .................. 490 513,431
4.15% , 04/01/47 .................. 468 388,527
3.85% , 08/15/47 .................. 364 288,978
5.60% , 04/01/53 .................. 890 896,392
5.80% , 04/01/55 .................. 205 210,627
OmGrid Funding Ltd., 5.20%, 05/16/27
(e)
.... 400 403,091
Oncor Electric Delivery Co. LLC
4.50% , 03/20/27
(d)
................. 475 478,275
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.30% , 05/15/28 .................. USD 225 $ 226,391
3.70% , 11/15/28 .................. 875 867,063
5.75% , 03/15/29 .................. 145 151,834
4.65% , 11/01/29 .................. 615 624,315
2.75% , 05/15/30 .................. 1,020 958,997
7.00% , 05/01/32 .................. 233 264,664
4.15% , 06/01/32 .................. 245 240,033
4.55% , 09/15/32 .................. 445 445,691
7.25% , 01/15/33 .................. 565 650,275
5.65% , 11/15/33 .................. 560 596,053
5.35% , 04/01/35
(d)
................. 390 404,645
7.50% , 09/01/38 .................. 340 414,242
5.25% , 09/30/40 .................. 465 467,198
4.55% , 12/01/41 .................. 190 173,091
5.30% , 06/01/42 .................. 443 438,793
3.75% , 04/01/45 .................. 660 527,101
3.80% , 09/30/47 .................. 433 340,320
4.10% , 11/15/48 .................. 548 447,952
3.80% , 06/01/49 .................. 588 456,639
3.10% , 09/15/49 .................. 792 539,268
3.70% , 05/15/50 .................. 470 354,366
2.70% , 11/15/51 .................. 643 396,568
4.60% , 06/01/52 .................. 478 410,519
4.95% , 09/15/52 .................. 731 669,239
5.35% , 10/01/52 .................. 375 364,131
5.55% , 06/15/54 .................. 745 741,479
5.80% , 04/01/55
(d)
................. 475 490,975
Oryx Funding Ltd., 5.80%, 02/03/31
(e)
...... 600 627,735
Pacific Gas & Electric Co.
3.30% , 03/15/27 .................. 175 172,637
5.45% , 06/15/27 .................. 215 218,535
2.10% , 08/01/27 .................. 725 697,053
3.30% , 12/01/27 .................. 674 660,173
5.00% , 06/04/28 .................. 255 258,619
3.00% , 06/15/28 .................. 480 462,897
3.75% , 07/01/28 .................. 735 722,317
4.65% , 08/01/28 .................. 260 261,133
6.10% , 01/15/29 .................. 475 495,838
4.20% , 03/01/29 .................. 600 593,992
5.55% , 05/15/29 .................. 870 895,702
4.55% , 07/01/30 .................. 3,035 3,012,640
2.50% , 02/01/31 .................. 1,865 1,668,181
3.25% , 06/01/31 .................. 1,008 930,593
4.40% , 03/01/32 .................. 485 471,128
5.90% , 06/15/32 .................. 600 628,016
5.05% , 10/15/32 .................. 395 395,706
6.15% , 01/15/33 .................. 685 726,702
6.40% , 06/15/33 .................. 1,090 1,174,072
6.95% , 03/15/34 .................. 860 954,296
5.80% , 05/15/34 .................. 1,040 1,078,240
5.70% , 03/01/35 .................. 610 626,495
6.00% , 08/15/35 .................. 780 818,089
4.50% , 07/01/40 .................. 1,866 1,622,840
3.30% , 08/01/40 .................. 991 752,523
4.20% , 06/01/41 .................. 519 429,975
4.45% , 04/15/42 .................. 493 412,311
3.75% , 08/15/42 .................. 515 393,323
4.60% , 06/15/43 .................. 185 156,364
4.75% , 02/15/44 .................. 761 649,447
4.30% , 03/15/45 .................. 689 554,741
4.25% , 03/15/46 .................. 568 448,857
4.00% , 12/01/46 .................. 495 374,309
3.95% , 12/01/47 .................. 77 57,951
4.95% , 07/01/50 .................. 2,968 2,549,955
3.50% , 08/01/50 .................. 1,850 1,267,407

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.25% , 03/01/52 .................. USD 640 $ 569,081
6.75% , 01/15/53 .................. 1,500 1,618,680
6.70% , 04/01/53 .................. 690 739,563
5.90% , 10/01/54 .................. 670 651,843
6.15% , 03/01/55 .................. 565 568,362
6.10% , 10/15/55 .................. 650 649,291
PacifiCorp
5.10% , 02/15/29 .................. 660 677,090
3.50% , 06/15/29 .................. 630 614,131
2.70% , 09/15/30 .................. 664 613,922
5.30% , 02/15/31 .................. 830 861,493
7.70% , 11/15/31 .................. 490 569,070
5.45% , 02/15/34 .................. 1,180 1,212,319
5.25% , 06/15/35 .................. 220 223,499
6.10% , 08/01/36 .................. 220 236,712
5.75% , 04/01/37 .................. 490 509,787
6.25% , 10/15/37 .................. 727 782,944
6.35% , 07/15/38 .................. 329 354,163
6.00% , 01/15/39 .................. 650 682,164
4.10% , 02/01/42 .................. 370 306,579
4.13% , 01/15/49 .................. 653 510,061
4.15% , 02/15/50 .................. 666 519,373
3.30% , 03/15/51 .................. 613 405,289
2.90% , 06/15/52 .................. 995 605,159
5.35% , 12/01/53 .................. 1,070 984,460
5.50% , 05/15/54 .................. 1,160 1,092,649
5.80% , 01/15/55 .................. 1,445 1,407,519
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 7.38% ,
09/15/55
(f)
.................... 155 162,905
Palomino Funding Trust I, 7.23%, 05/17/28
(d)
. 375 396,865
Pampa Energia SA, 7.88%, 12/16/34
(e)
..... 720 728,077
Pattern Energy Operations LP, 4.50%,
08/15/28
(d)
..................... 705 686,594
PECO Energy Co.
4.90% , 06/15/33 .................. 689 705,359
4.88% , 09/15/35 .................. 625 629,291
5.95% , 10/01/36 .................. 238 258,866
4.15% , 10/01/44 .................. 250 213,521
3.70% , 09/15/47 .................. 495 388,077
3.90% , 03/01/48 .................. 800 645,374
3.00% , 09/15/49 .................. 404 273,723
2.80% , 06/15/50 .................. 325 210,721
3.05% , 03/15/51 .................. 200 132,914
2.85% , 09/15/51 .................. 555 358,046
4.60% , 05/15/52 .................. 450 398,824
4.38% , 08/15/52 .................. 305 258,906
5.25% , 09/15/54 .................. 315 306,395
5.65% , 09/15/55 .................. 935 960,687
PG&E Corp.
5.00% , 07/01/28 .................. 970 962,583
5.25% , 07/01/30 .................. 1,065 1,054,195
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(f)
.................... 1,395 1,435,698
PG&E Recovery Funding LLC
Series A-1 , 5.05% , 07/15/32 .......... 154 157,374
Series A-1 , 4.84% , 06/01/33 .......... 276 280,210
Series A-2 , 5.26% , 01/15/38 .......... 50 51,694
Series A-2 , 5.23% , 06/01/42 .......... 2,200 2,256,787
PG&E Wildfire Recovery Funding LLC
Series A-1 , 4.02% , 06/01/31 .......... 228 227,293
Series A-2 , 4.26% , 06/01/36 .......... 1,500 1,445,648
Series A-3 , 5.08% , 06/01/41 .......... 500 496,921
Series A-4 , 4.45% , 12/01/47 .......... 5,000 4,512,981
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series A-5 , 4.67% , 12/01/51 .......... USD 750 $ 678,722
Pinnacle West Capital Corp.
4.90% , 05/15/28 .................. 595 603,956
5.15% , 05/15/30 .................. 235 242,074
Potomac Electric Power Co.
5.20% , 03/15/34 .................. 475 490,487
6.50% , 11/15/37 .................. 400 451,583
4.15% , 03/15/43 .................. 687 591,712
5.50% , 03/15/54 .................. 375 374,405
PPL Capital Funding, Inc.
4.13% , 04/15/30 .................. 210 208,558
5.25% , 09/01/34 .................. 270 276,716
PPL Electric Utilities Corp.
5.00% , 05/15/33 .................. 785 807,136
4.85% , 02/15/34 .................. 685 696,132
6.25% , 05/15/39 .................. 210 234,504
4.75% , 07/15/43 .................. 220 204,558
4.13% , 06/15/44 .................. 463 396,641
4.15% , 10/01/45 .................. 280 239,126
3.95% , 06/01/47 .................. 600 490,593
4.15% , 06/15/48 .................. 540 452,898
3.00% , 10/01/49 .................. 395 267,026
5.25% , 05/15/53 .................. 820 802,142
5.55% , 08/15/55 .................. 860 872,357
Progress Energy, Inc.
7.75% , 03/01/31 .................. 696 799,310
7.00% , 10/30/31 .................. 440 494,400
6.00% , 12/01/39 .................. 510 543,213
Public Service Co. of Colorado
3.70% , 06/15/28 .................. 400 397,777
Series 35 , 1.90% , 01/15/31 ........... 590 524,489
1.88% , 06/15/31 .................. 95 83,307
Series 38 , 4.10% , 06/01/32 ........... 320 314,568
5.35% , 05/15/34 .................. 965 997,721
5.15% , 09/15/35 .................. 445 451,406
Series 17 , 6.25% , 09/01/37 ........... 304 332,357
6.50% , 08/01/38 .................. 255 285,291
3.60% , 09/15/42 .................. 335 266,687
4.30% , 03/15/44 .................. 366 314,276
3.80% , 06/15/47 .................. 459 357,622
4.10% , 06/15/48 .................. 125 101,351
4.05% , 09/15/49 .................. 549 434,890
Series 34 , 3.20% , 03/01/50 ........... 488 337,205
Series 36 , 2.70% , 01/15/51 ........... 830 513,645
Series 39 , 4.50% , 06/01/52 ........... 530 453,405
5.25% , 04/01/53 .................. 950 905,202
5.75% , 05/15/54 .................. 760 777,568
5.85% , 05/15/55 .................. 705 730,233
Public Service Co. of New Hampshire
4.40% , 07/01/28 .................. 330 333,101
Series V , 2.20% , 06/15/31 ............ 265 237,059
5.35% , 10/01/33 .................. 645 674,805
3.60% , 07/01/49 .................. 369 280,522
5.15% , 01/15/53 .................. 345 328,965
Public Service Co. of Oklahoma
Series J , 2.20% , 08/15/31 ............ 840 741,744
5.25% , 01/15/33 .................. 415 426,526
5.20% , 01/15/35 .................. 620 627,968
5.45% , 01/15/36 .................. 750 768,992
Series K , 3.15% , 08/15/51 ............ 420 279,551
Public Service Electric & Gas Co.
3.00% , 05/15/27 .................. 520 513,179
3.70% , 05/01/28 .................. 460 457,145
3.65% , 09/01/28 .................. 565 559,821
3.20% , 05/15/29 .................. 369 358,574

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.45% , 01/15/30 .................. USD 665 $ 623,561
1.90% , 08/15/31 .................. 495 435,499
3.10% , 03/15/32 .................. 90 83,450
4.90% , 12/15/32 .................. 565 578,330
4.65% , 03/15/33 .................. 280 281,930
5.20% , 08/01/33 .................. 375 389,679
5.20% , 03/01/34 .................. 425 441,002
4.85% , 08/01/34 .................. 790 797,953
Series Q , 5.05% , 03/01/35 ........... 235 240,394
4.90% , 08/15/35 .................. 300 303,040
5.80% , 05/01/37 .................. 430 461,930
5.50% , 03/01/40 .................. 375 387,440
3.95% , 05/01/42 .................. 260 220,923
3.65% , 09/01/42 .................. 338 275,016
3.80% , 01/01/43 .................. 215 177,256
3.80% , 03/01/46 .................. 633 509,346
3.60% , 12/01/47 .................. 455 349,789
4.05% , 05/01/48 .................. 330 271,836
3.85% , 05/01/49 .................. 583 460,937
3.20% , 08/01/49 .................. 580 410,540
3.15% , 01/01/50 .................. 496 348,463
2.70% , 05/01/50 .................. 550 348,923
2.05% , 08/01/50 .................. 568 312,612
3.00% , 03/01/51 .................. 185 124,854
5.13% , 03/15/53 .................. 285 273,318
5.45% , 08/01/53 .................. 565 566,511
5.45% , 03/01/54 .................. 590 590,553
5.30% , 08/01/54 .................. 465 455,912
Series Q , 5.50% , 03/01/55 ........... 75 75,606
RH International Singapore Corp. Pte. Ltd.,
4.50%, 03/27/28
(e)
................ 200 198,661
Rochester Gas & Electric Corp., 3.10%,
06/01/27
(d)
..................... 910 896,576
Ruwais Power Co. PJSC, 6.00%, 08/31/36
(e)
. 800 849,087
RWE Finance US LLC
(d)
5.88% , 04/16/34 .................. 1,190 1,245,811
5.13% , 09/18/35 .................. 940 927,726
6.25% , 04/16/54 .................. 1,210 1,247,031
5.88% , 09/18/55 .................. 630 621,116
Saudi Electricity Global Sukuk Co. 2, 5.06%,
04/08/43
(e)
..................... 1,000 989,539
Saudi Electricity Global Sukuk Co. 3, 5.50%,
04/08/44
(e)
..................... 1,000 1,029,074
Saudi Electricity Global Sukuk Co. 4, 4.72%,
09/27/28
(e)
..................... 1,000 1,017,599
Saudi Electricity Global Sukuk Co. 5, 2.41%,
09/17/30
(e)
..................... 1,200 1,093,269
Saudi Electricity Sukuk Programme Co.
(e)
4.94% , 02/13/29 .................. 600 611,599
5.23% , 02/18/30 .................. 1,400 1,440,141
4.63% , 04/11/33 .................. 800 805,897
5.19% , 02/13/34 .................. 1,200 1,238,770
5.49% , 02/18/35 .................. 1,200 1,258,963
5.68% , 04/11/53 .................. 1,300 1,315,790
SCE Recovery Funding LLC, Series A-2,
5.11%, 12/15/47 ................. 300 292,670
Sierra Pacific Power Co.
5.90% , 03/15/54 .................. 450 458,503
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 6.20% ,
12/15/55
(f)
.................... 265 265,246
Sinosing Services Pte. Ltd., 2.63%, 02/20/30
(e)
400 376,430
Solar Star Funding LLC, 5.38%, 06/30/35
(d)
.. 141 143,932
Southern California Edison Co.
4.88% , 02/01/27 .................. 735 738,829
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series D , 4.70% , 06/01/27 ........... USD 935 $ 939,111
5.85% , 11/01/27 .................. 810 830,614
Series B , 3.65% , 03/01/28 ............ 433 426,532
5.30% , 03/01/28 .................. 475 483,943
5.65% , 10/01/28 .................. 535 553,067
Series A , 4.20% , 03/01/29 ............ 1,134 1,121,985
6.65% , 04/01/29 .................. 259 273,242
5.15% , 06/01/29 .................. 560 570,499
2.85% , 08/01/29 .................. 1,085 1,021,791
5.25% , 03/15/30 .................. 650 664,610
2.25% , 06/01/30 .................. 1,027 925,465
Series G , 2.50% , 06/01/31 ........... 605 538,268
5.45% , 06/01/31 .................. 550 567,038
2.75% , 02/01/32 .................. 530 468,964
5.95% , 11/01/32 .................. 590 622,237
6.00% , 01/15/34 .................. 513 537,613
5.20% , 06/01/34 .................. 700 701,150
5.45% , 03/01/35 .................. 615 622,920
Series 04-G , 5.75% , 04/01/35 ......... 380 392,361
Series 05-E , 5.35% , 07/15/35 ......... 395 396,400
5.63% , 02/01/36 .................. 368 372,896
Series 06-E , 5.55% , 01/15/37 ......... 385 387,592
Series 08-A , 5.95% , 02/01/38 ......... 635 651,198
6.05% , 03/15/39 .................. 413 425,440
5.50% , 03/15/40 .................. 515 505,999
4.50% , 09/01/40 .................. 485 427,946
4.05% , 03/15/42 .................. 497 400,528
Series 13-A , 3.90% , 03/15/43 ......... 505 394,651
4.65% , 10/01/43 .................. 845 724,554
Series C , 3.60% , 02/01/45 ........... 497 363,497
4.00% , 04/01/47 .................. 1,755 1,337,671
Series C , 4.13% , 03/01/48 ........... 1,183 915,712
Series B , 4.88% , 03/01/49 ............ 616 526,252
3.65% , 02/01/50 .................. 1,165 822,066
Series 20A , 2.95% , 02/01/51 .......... 690 425,736
Series H , 3.65% , 06/01/51 ........... 400 279,717
3.45% , 02/01/52 .................. 600 403,689
Series E , 5.45% , 06/01/52 ............ 350 321,844
5.70% , 03/01/53 .................. 410 388,259
5.88% , 12/01/53 .................. 630 612,422
5.75% , 04/15/54 .................. 445 424,522
5.90% , 03/01/55 .................. 360 353,177
6.20% , 09/15/55
(c)
................. 665 679,139
Southern Co. (The)
5.11% , 08/01/27 .................. 540 548,425
Series 21-B , 1.75% , 03/15/28 ......... 210 198,713
4.85% , 06/15/28 .................. 580 590,252
5.50% , 03/15/29 .................. 925 961,813
Series A , 3.70% , 04/30/30 ............ 675 659,653
5.70% , 10/15/32 .................. 350 371,313
5.20% , 06/15/33 .................. 670 689,102
5.70% , 03/15/34 .................. 980 1,034,684
4.85% , 03/15/35 .................. 660 653,520
4.25% , 07/01/36 .................. 545 510,382
4.40% , 07/01/46 .................. 1,849 1,585,764
Series 2025 , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.07%), 6.38% , 03/15/55
(f)
.......... 500 535,184
Southwestern Electric Power Co.
Series M , 4.10% , 09/15/28 ........... 795 793,010
5.30% , 04/01/33 .................. 390 398,527
6.20% , 03/15/40 .................. 415 441,373
Series J , 3.90% , 04/01/45 ............ 447 350,016
Series L , 3.85% , 02/01/48 ............ 443 335,047
3.25% , 11/01/51 .................. 945 635,680

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southwestern Public Service Co.
5.30% , 05/15/35 .................. USD 500 $ 512,603
4.50% , 08/15/41 .................. 325 293,738
3.40% , 08/15/46 .................. 404 291,373
3.70% , 08/15/47 .................. 590 449,022
Series 6 , 4.40% , 11/15/48 ............ 351 293,876
3.75% , 06/15/49 .................. 455 342,002
Series 8 , 3.15% , 05/01/50 ............ 400 268,830
6.00% , 06/01/54 .................. 500 521,024
SP Group Treasury Pte. Ltd.
(d)
3.38% , 02/27/29 .................. 500 490,116
4.63% , 11/21/29
(c)
................. 500 511,211
SP PowerAssets Ltd., 3.00%, 09/26/27
(c) (d)
... 800 786,283
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(e)
..................... 800 770,087
State Grid Europe Development 2014 plc,
3.25%, 04/07/27
(e)
................ 700 693,333
State Grid Overseas Investment 2013 Ltd.,
4.38%, 05/22/43
(d)
................ 200 192,484
State Grid Overseas Investment 2014 Ltd.,
4.85%, 05/07/44
(c) (e)
............... 400 406,982
State Grid Overseas Investment BVI Ltd.
(e)
3.50% , 05/04/27 .................. 2,500 2,484,087
4.25% , 05/02/28
(c)
................. 800 806,192
1.63% , 08/05/30 .................. 1,900 1,718,692
4.00% , 05/04/47
(c)
................. 400 362,793
System Energy Resources, Inc.
6.00% , 04/15/28 .................. 360 373,687
5.30% , 12/15/34 .................. 455 459,242
Tampa Electric Co.
4.90% , 03/01/29 .................. 475 485,638
2.40% , 03/15/31 .................. 283 256,659
5.15% , 03/01/35 .................. 480 487,477
4.10% , 06/15/42 .................. 489 417,068
4.35% , 05/15/44 .................. 299 257,165
4.30% , 06/15/48 .................. 575 484,640
4.45% , 06/15/49 .................. 375 319,008
3.63% , 06/15/50 .................. 360 266,038
3.45% , 03/15/51 .................. 340 244,388
5.00% , 07/15/52 .................. 320 293,620
Three Gorges Finance I Cayman Islands Ltd.
(e)
2.15% , 09/22/30 .................. 400 369,549
3.20% , 10/16/49 .................. 600 464,689
Tierra Mojada Luxembourg II SARL, 5.75%,
12/01/40
(e)
..................... 656 644,442
TNB Global Ventures Capital Bhd., 4.85%,
11/01/28
(e)
..................... 800 814,831
Toledo Edison Co. (The), 6.15%, 05/15/37 ... 312 340,811
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(d)
..................... 150 154,112
Transelec SA, 3.88%, 01/12/29
(d)
........ 564 550,221
Trinidad Generation UnLtd., 7.75%, 06/16/33
(c) (e)
600 629,986
Tucson Electric Power Co.
1.50% , 08/01/30 .................. 420 370,772
3.25% , 05/15/32 .................. 525 485,844
5.20% , 09/15/34 .................. 465 474,927
4.85% , 12/01/48 .................. 323 289,173
4.00% , 06/15/50 .................. 397 306,810
3.25% , 05/01/51 .................. 305 207,237
5.50% , 04/15/53 .................. 480 469,175
5.90% , 04/15/55 .................. 420 430,874
Union Electric Co.
2.95% , 06/15/27 .................. 420 414,099
3.50% , 03/15/29 .................. 823 806,858
2.95% , 03/15/30 .................. 342 325,675
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.15% , 03/15/32 .................. USD 600 $ 523,875
5.20% , 04/01/34 .................. 735 759,545
5.25% , 04/15/35 .................. 475 490,763
5.30% , 08/01/37 .................. 475 484,021
8.45% , 03/15/39 .................. 300 390,551
3.90% , 09/15/42 .................. 487 407,338
3.65% , 04/15/45 .................. 405 319,299
4.00% , 04/01/48 .................. 537 431,826
3.25% , 10/01/49 .................. 387 270,092
2.63% , 03/15/51 .................. 635 391,893
3.90% , 04/01/52 .................. 310 243,354
5.45% , 03/15/53 .................. 510 501,869
5.25% , 01/15/54 .................. 345 331,621
5.13% , 03/15/55 .................. 440 416,704
Virginia Electric & Power Co.
Series B , 2.95% , 11/15/26 ............ 529 523,242
Series A , 3.50% , 03/15/27 ............ 849 842,998
Series B , 3.75% , 05/15/27 ............ 710 706,825
Series A , 3.80% , 04/01/28 ............ 995 990,062
Series A , 2.88% , 07/15/29 ............ 400 382,295
2.30% , 11/15/31 .................. 765 677,455
2.40% , 03/30/32 .................. 495 438,571
5.00% , 04/01/33 .................. 820 837,140
5.30% , 08/15/33 .................. 595 617,478
5.00% , 01/15/34 .................. 700 710,014
5.05% , 08/15/34 .................. 755 766,129
5.15% , 03/15/35 .................. 910 927,642
Series C , 4.90% , 09/15/35 ........... 725 722,845
Series B , 6.00% , 01/15/36 ............ 460 496,611
Series A , 6.00% , 05/15/37 ............ 246 265,942
6.35% , 11/30/37 .................. 548 607,354
8.88% , 11/15/38 .................. 827 1,113,795
4.00% , 01/15/43 .................. 595 499,130
Series D , 4.65% , 08/15/43 ........... 423 383,784
4.45% , 02/15/44 .................. 520 457,410
Series B , 4.20% , 05/15/45 ............ 375 315,660
Series C , 4.00% , 11/15/46 ............ 535 432,694
Series B , 3.80% , 09/15/47 ............ 561 437,278
4.60% , 12/01/48 .................. 680 595,449
3.30% , 12/01/49 .................. 559 390,075
2.45% , 12/15/50 .................. 942 552,407
2.95% , 11/15/51 .................. 970 626,588
Series C , 4.63% , 05/15/52 ........... 655 567,448
5.45% , 04/01/53 .................. 710 693,194
5.70% , 08/15/53 .................. 565 573,150
5.35% , 01/15/54 .................. 545 525,445
5.55% , 08/15/54 .................. 635 630,133
5.65% , 03/15/55 .................. 395 397,232
Series D , 5.60% , 09/15/55 ........... 1,075 1,077,911
Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 05/01/31 .............. 2,500 2,564,933
Vistra Operations Co. LLC
(d)
5.05% , 12/30/26 .................. 145 146,113
3.70% , 01/30/27 .................. 1,082 1,073,129
5.63% , 02/15/27 .................. 1,111 1,111,258
5.00% , 07/31/27 .................. 1,175 1,175,454
4.30% , 10/15/28 .................. 35 34,879
4.38% , 05/01/29 .................. 1,211 1,189,468
4.30% , 07/15/29 .................. 982 972,241
4.60% , 10/15/30 .................. 35 34,805
7.75% , 10/15/31 .................. 1,270 1,347,970
6.88% , 04/15/32 .................. 1,139 1,196,603
6.95% , 10/15/33 .................. 1,035 1,149,840
6.00% , 04/15/34 .................. 435 456,484
5.70% , 12/30/34 .................. 615 631,347

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.25% , 10/15/35 .................. USD 145 $ 144,104
VoltaGrid LLC, 7.38%, 11/01/30
(d)
........ 520 528,814
Wisconsin Electric Power Co.
1.70% , 06/15/28 .................. 310 292,871
5.00% , 05/15/29 .................. 740 760,318
4.15% , 10/15/30 .................. 440 438,620
4.75% , 09/30/32 .................. 250 255,405
5.63% , 05/15/33 .................. 340 364,768
4.60% , 10/01/34 .................. 420 418,820
5.70% , 12/01/36 .................. 395 423,361
4.30% , 10/15/48 .................. 312 266,100
5.05% , 10/01/54 .................. 330 311,884
Wisconsin Power & Light Co.
3.05% , 10/15/27 .................. 510 500,665
3.00% , 07/01/29 .................. 307 294,617
1.95% , 09/16/31 .................. 525 456,092
3.95% , 09/01/32 .................. 715 687,715
4.95% , 04/01/33 .................. 405 411,477
5.38% , 03/30/34 .................. 245 253,747
6.38% , 08/15/37 .................. 170 187,406
3.65% , 04/01/50 .................. 405 299,872
Wisconsin Public Service Corp.
4.55% , 12/01/29 .................. 360 365,654
3.67% , 12/01/42 .................. 546 439,884
4.75% , 11/01/44 .................. 560 512,867
3.30% , 09/01/49 .................. 380 269,704
2.85% , 12/01/51 .................. 565 362,344
Xcel Energy, Inc.
3.35% , 12/01/26 .................. 831 824,369
1.75% , 03/15/27 .................. 495 479,068
4.75% , 03/21/28 .................. 350 354,488
4.00% , 06/15/28 .................. 635 633,525
2.60% , 12/01/29 .................. 610 570,922
3.40% , 06/01/30 .................. 666 639,505
2.35% , 11/15/31 .................. 500 442,460
4.60% , 06/01/32 .................. 610 605,857
5.45% , 08/15/33 .................. 770 798,939
5.50% , 03/15/34 .................. 825 854,290
5.60% , 04/15/35 .................. 600 623,337
6.50% , 07/01/36 .................. 265 294,183
3.50% , 12/01/49 .................. 493 356,836
XPLR Infrastructure Operating Partners LP
(d)
4.50% , 09/15/27 .................. 664 649,534
7.25% , 01/15/29
(c)
................. 747 768,402
8.38% , 01/15/31 .................. 420 439,570
8.63% , 03/15/33
(c)
................. 480 503,343
644,626,501
Electrical Equipment — 0.1%
ABB Finance USA, Inc.
3.80% , 04/03/28 .................. 675 677,611
4.38% , 05/08/42 .................. 395 357,790
Acuity Brands Lighting, Inc., 2.15%, 12/15/30 . 545 489,379
Atkore, Inc., 4.25%, 06/01/31
(d)
.......... 423 399,833
Eaton Capital ULC, 4.45%, 05/09/30 ...... 400 403,727
Eaton Corp.
3.10% , 09/15/27 .................. 130 128,399
4.35% , 05/18/28 .................. 780 788,007
4.00% , 11/02/32 .................. 754 738,937
4.15% , 03/15/33 .................. 1,340 1,320,330
4.15% , 11/02/42 .................. 998 883,157
3.92% , 09/15/47 .................. 470 384,003
4.70% , 08/23/52 .................. 630 576,463
Emerson Electric Co.
1.80% , 10/15/27 .................. 649 624,297
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
2.00% , 12/21/28 .................. USD 1,345 $ 1,268,018
1.95% , 10/15/30 .................. 530 478,649
2.20% , 12/21/31 .................. 1,180 1,048,501
5.00% , 03/15/35 .................. 335 344,344
5.25% , 11/15/39 .................. 370 378,361
2.75% , 10/15/50 .................. 549 358,211
2.80% , 12/21/51 .................. 1,110 722,768
EnerSys
(d)
4.38% , 12/15/27 .................. 310 306,267
6.63% , 01/15/32 .................. 330 339,209
Hubbell, Inc.
3.15% , 08/15/27 .................. 480 471,699
3.50% , 02/15/28 .................. 605 597,970
2.30% , 03/15/31 .................. 105 94,749
4.80% , 11/15/35 .................. 250 248,869
LG Energy Solution Ltd.
(e)
5.38% , 07/02/27 .................. 600 608,885
5.25% , 04/02/28 .................. 400 407,440
5.75% , 09/25/28 .................. 600 621,159
5.38% , 07/02/29 .................. 800 820,107
5.38% , 04/02/30 .................. 500 513,966
5.50% , 07/02/34 .................. 600 612,186
5.88% , 04/02/35 .................. 500 520,429
Molex Electronic Technologies LLC
(d)
4.75% , 04/30/28 .................. 260 262,524
5.25% , 04/30/32 .................. 320 326,498
Regal Rexnord Corp.
6.05% , 04/15/28 .................. 1,255 1,297,412
6.30% , 02/15/30 .................. 1,167 1,234,910
6.40% , 04/15/33 .................. 990 1,060,252
Rockwell Automation, Inc.
3.50% , 03/01/29 .................. 997 977,666
1.75% , 08/15/31 .................. 580 506,836
4.20% , 03/01/49 .................. 785 668,664
2.80% , 08/15/61 .................. 445 268,059
Sensata Technologies BV
(d)
4.00% , 04/15/29 .................. 1,055 1,027,972
5.88% , 09/01/30 .................. 530 536,100
Vertiv Group Corp., 4.13%, 11/15/28
(d)
..... 867 854,179
27,554,792
Electronic Equipment, Instruments & Components — 0.1%
Allegion US Holding Co., Inc.
3.55% , 10/01/27 .................. 696 687,639
5.41% , 07/01/32 .................. 480 498,975
5.60% , 05/29/34 .................. 555 580,651
Amphenol Corp.
5.05% , 04/05/27 .................. 710 720,303
3.80% , 11/15/27 .................. 810 807,674
4.38% , 06/12/28 .................. 400 403,290
3.90% , 11/15/28 .................. 375 373,282
5.05% , 04/05/29 .................. 725 746,084
4.35% , 06/01/29 .................. 838 844,996
2.80% , 02/15/30 .................. 1,065 1,007,602
4.13% , 11/15/30 .................. 760 754,027
2.20% , 09/15/31 .................. 755 671,017
4.40% , 02/15/33 .................. 960 949,687
5.25% , 04/05/34 .................. 755 785,608
5.00% , 01/15/35 .................. 520 530,802
4.63% , 02/15/36 .................. 1,325 1,302,206
5.38% , 11/15/54 .................. 185 183,247
5.30% , 11/15/55 .................. 1,160 1,128,449
Arrow Electronics, Inc.
3.88% , 01/12/28 .................. 618 611,999
5.15% , 08/21/29 .................. 695 709,898

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
2.95% , 02/15/32 .................. USD 500 $ 447,588
5.88% , 04/10/34 .................. 480 501,001
Avnet, Inc.
6.25% , 03/15/28 .................. 595 617,775
3.00% , 05/15/31 .................. 335 303,414
5.50% , 06/01/32 .................. 290 294,692
CDW LLC
2.67% , 12/01/26 .................. 1,110 1,090,138
4.25% , 04/01/28 .................. 860 854,618
3.28% , 12/01/28 .................. 765 738,852
3.25% , 02/15/29 .................. 976 934,762
5.10% , 03/01/30 .................. 120 122,183
3.57% , 12/01/31 .................. 1,015 945,565
5.55% , 08/22/34 .................. 285 292,527
Coherent Corp., 5.00%, 12/15/29
(d)
....... 995 985,107
Competition Team Technologies Ltd., 4.25%,
03/12/29
(e)
..................... 200 200,424
Corning, Inc.
4.70% , 03/15/37 .................. 516 506,721
5.75% , 08/15/40 .................. 468 488,663
4.75% , 03/15/42 .................. 664 620,096
5.35% , 11/15/48 .................. 600 587,907
3.90% , 11/15/49 .................. 390 308,538
4.38% , 11/15/57 .................. 748 617,783
5.85% , 11/15/68 .................. 422 420,406
5.45% , 11/15/79 .................. 950 887,733
Crane NXT Co.
6.55% , 11/15/36
(c)
................. 199 213,681
4.20% , 03/15/48 .................. 345 246,587
Flex Ltd.
6.00% , 01/15/28 .................. 520 537,059
4.88% , 06/15/29 .................. 416 420,962
4.88% , 05/12/30 .................. 653 660,834
5.25% , 01/15/32 .................. 530 543,296
Foxconn Far East Ltd., 2.50%, 10/28/30
(e)
... 600 551,087
Insight Enterprises, Inc., 6.63%, 05/15/32
(d)
.. 515 526,763
Jabil, Inc.
4.25% , 05/15/27 .................. 700 700,271
3.95% , 01/12/28 .................. 767 762,927
5.45% , 02/01/29 .................. 315 324,858
3.60% , 01/15/30 .................. 567 547,749
3.00% , 01/15/31 .................. 646 596,617
Keysight Technologies, Inc.
4.60% , 04/06/27 .................. 1,018 1,022,635
3.00% , 10/30/29 .................. 763 726,035
5.35% , 07/30/30 .................. 260 269,852
4.95% , 10/15/34 .................. 235 236,675
Sensata Technologies, Inc.
(d)
4.38% , 02/15/30 .................. 505 489,169
3.75% , 02/15/31 .................. 580 539,375
6.63% , 07/15/32 .................. 540 562,388
TD SYNNEX Corp.
2.38% , 08/09/28 .................. 780 739,449
4.30% , 01/17/29 .................. 375 374,182
2.65% , 08/09/31 .................. 585 521,830
6.10% , 04/12/34 .................. 550 580,505
5.30% , 10/10/35 .................. 375 374,319
Teledyne Technologies, Inc.
2.25% , 04/01/28 .................. 195 186,570
2.75% , 04/01/31 .................. 1,118 1,031,125
Trimble, Inc.
4.90% , 06/15/28 .................. 731 742,830
6.10% , 03/15/33 .................. 790 846,734
TTM Technologies, Inc., 4.00%, 03/01/29
(d)
.. 505 487,856
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Tyco Electronics Group SA
3.13% , 08/15/27 .................. USD 1,000 $ 986,332
4.63% , 02/01/30 .................. 520 528,704
4.50% , 02/09/31 .................. 355 358,279
2.50% , 02/04/32 .................. 270 242,103
5.00% , 05/09/35 .................. 285 288,765
7.13% , 10/01/37 .................. 484 574,163
Vontier Corp.
2.40% , 04/01/28 .................. 719 685,426
2.95% , 04/01/31 .................. 768 698,571
Zebra Technologies Corp., 6.50%, 06/01/32
(d)
. 525 544,441
48,334,933
Energy Equipment & Services — 0.2%
Archrock Partners LP
(d)
6.88% , 04/01/27 .................. 311 311,234
6.25% , 04/01/28 .................. 860 862,699
6.63% , 09/01/32 .................. 765 786,576
Baker Hughes Holdings LLC
2.06% , 12/15/26 .................. 610 596,384
3.34% , 12/15/27 .................. 1,583 1,562,154
3.14% , 11/07/29 .................. 702 677,525
4.49% , 05/01/30 .................. 406 409,946
5.13% , 09/15/40 .................. 1,308 1,281,561
4.08% , 12/15/47 .................. 1,451 1,169,026
Borr IHC Ltd.
(e)
10.00% , 11/15/28 ................. 1,246 1,246,196
10.38% , 11/15/30 ................. 556 553,574
Bristow Group, Inc., 6.88%, 03/01/28
(d)
..... 422 421,888
COSL Singapore Capital Ltd., 2.50%,
06/24/30
(e)
..................... 600 555,104
Diamond Foreign Asset Co., 8.50%, 10/01/30
(d)
549 582,115
EDO Sukuk Ltd.
(e)
5.66% , 07/03/31 .................. 750 789,261
5.88% , 09/21/33 .................. 900 960,285
Enerflex Ltd., 9.00%, 10/15/27
(d)
......... 562 574,965
FORESEA Holding SA, 7.50%, 06/15/30
(c) (d)
.. 302 295,260
Global Marine, Inc., 7.00%, 06/01/28
(c)
..... 275 262,806
Guara Norte SARL, 5.20%, 06/15/34
(e)
..... 653 641,887
Halliburton Co.
2.92% , 03/01/30 .................. 949 895,904
4.85% , 11/15/35 .................. 1,137 1,124,086
6.70% , 09/15/38 .................. 638 716,317
7.45% , 09/15/39 .................. 834 998,345
4.50% , 11/15/41 .................. 440 387,602
4.75% , 08/01/43 .................. 739 660,283
5.00% , 11/15/45 .................. 1,895 1,727,104
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29
(d)
..................... 325 343,361
Helmerich & Payne, Inc.
4.65% , 12/01/27
(c)
................. 670 674,221
4.85% , 12/01/29
(c)
................. 165 165,155
2.90% , 09/29/31 .................. 640 567,172
5.50% , 12/01/34
(c)
................. 285 280,474
Kodiak Gas Services LLC
(d)
7.25% , 02/15/29 .................. 760 788,581
6.50% , 10/01/33 .................. 245 251,056
6.75% , 10/01/35 .................. 255 262,616
Nabors Industries Ltd., 7.50%, 01/15/28
(c) (d)
.. 420 421,768
Nabors Industries, Inc.
(d)
7.38% , 05/15/27 .................. 577 584,347
9.13% , 01/31/30 .................. 705 740,806
8.88% , 08/15/31
(c)
................. 545 518,185
Nine Energy Service, Inc., 13.00%, 02/01/28
(c)
305 142,374
Noble Finance II LLC, 8.00%, 04/15/30
(d)
... 1,360 1,410,304

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
NOV, Inc.
3.60% , 12/01/29 .................. USD 578 $ 559,652
3.95% , 12/01/42 .................. 1,265 998,434
Oceaneering International, Inc.
6.00% , 02/01/28 .................. 625 629,663
Patterson-UTI Energy, Inc.
3.95% , 02/01/28 .................. 625 613,568
5.15% , 11/15/29
(c)
................. 419 420,567
7.15% , 10/01/33 .................. 425 452,723
Precision Drilling Corp., 6.88%, 01/15/29
(d)
.. 401 403,230
Schlumberger Holdings Corp.
(d)
5.00% , 05/29/27 .................. 660 668,284
4.50% , 05/15/28 .................. 590 593,458
3.90% , 05/17/28 .................. 1,307 1,303,243
4.30% , 05/01/29 .................. 1,110 1,114,744
5.00% , 11/15/29 .................. 640 658,965
2.65% , 06/26/30 .................. 822 768,640
4.85% , 05/15/33
(c)
................. 415 417,149
5.00% , 06/01/34 .................. 415 420,636
Schlumberger Investment SA, 2.65%, 06/26/30 648 605,739
Seadrill Finance Ltd., 8.38%, 08/01/30
(d)
.... 585 598,347
SESI LLC, 7.88%, 09/30/30
(d)
.......... 305 299,283
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29
(c) (e)
974 1,019,599
Star Holding LLC, 8.75%, 08/01/31
(d)
...... 360 348,380
TGS ASA, 8.50%, 01/15/30
(d)
........... 10 10,338
Transocean Aquila Ltd., 8.00%, 09/30/28
(d)
.. 286 293,671
Transocean International Ltd.
8.25% , 05/15/29
(d)
................. 825 829,574
8.75% , 02/15/30
(d)
................. 716 751,138
7.50% , 04/15/31
(c)
................. 425 405,461
8.50% , 05/15/31
(d)
................. 760 753,627
7.88% , 10/15/32
(d)
................. 65 66,950
6.80% , 03/15/38
(c)
................. 645 564,441
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(d)
..................... 465 478,794
USA Compression Partners LP
(d)
7.13% , 03/15/29 .................. 1,020 1,053,505
6.25% , 10/01/33 .................. 350 351,329
Valaris Ltd., 8.38%, 04/30/30
(d)
.......... 1,075 1,121,039
Vallourec SACA, 7.50%, 04/15/32
(d)
....... 830 882,266
Viridien, 10.00%, 10/15/30
(d)
........... 220 230,426
WBI Operating LLC
(d)
6.25% , 10/15/30 .................. 100 99,718
6.50% , 10/15/33 .................. 500 499,880
Weatherford International Ltd., 6.75%,
10/15/33
(d)
..................... 395 403,668
Yinson Boronia Production BV, 8.95%,
07/31/42
(e)
..................... 981 1,070,718
50,961,354
Entertainment — 0.2%
Allen Media LLC, 10.50%, 02/15/28
(d)
...... 560 245,667
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(c) (d)
.................... 465 395,345
Banijay Entertainment SAS, 8.13%, 05/01/29
(d)
397 412,528
Cinemark USA, Inc.
(d)
5.25% , 07/15/28 .................. 825 821,344
7.00% , 08/01/32 .................. 598 620,654
Electronic Arts, Inc.
1.85% , 02/15/31 .................. 909 873,477
2.95% , 02/15/51
(c)
................. 835 763,324
Live Nation Entertainment, Inc.
(d)
6.50% , 05/15/27 .................. 1,167 1,177,201
4.75% , 10/15/27 .................. 1,020 1,017,163
3.75% , 01/15/28 .................. 555 542,943
Security
Par (000)
Par (000) Value
Entertainment (continued)
NBCUniversal Media LLC
6.40% , 04/30/40 .................. USD 330 $ 360,762
5.95% , 04/01/41 .................. 588 613,096
4.45% , 01/15/43 .................. 985 843,552
Netflix, Inc.
4.38% , 11/15/26 .................. 1,410 1,415,798
4.88% , 04/15/28 .................. 1,834 1,872,240
5.88% , 11/15/28 .................. 1,978 2,080,066
6.38% , 05/15/29 .................. 1,004 1,077,602
5.38% , 11/15/29
(d)
................. 995 1,039,027
4.88% , 06/15/30
(d)
................. 1,135 1,162,660
4.90% , 08/15/34 .................. 1,100 1,129,897
5.40% , 08/15/54 .................. 845 837,680
Odeon Finco plc, 12.75%, 11/01/27
(d)
...... 410 423,928
Playtika Holding Corp., 4.25%, 03/15/29
(d)
... 645 582,487
ROBLOX Corp., 3.88%, 05/01/30
(d)
....... 1,078 1,031,713
Take-Two Interactive Software, Inc.
3.70% , 04/14/27 .................. 868 863,145
4.95% , 03/28/28 .................. 1,068 1,086,881
5.40% , 06/12/29 .................. 520 538,335
4.00% , 04/14/32 .................. 490 472,066
5.60% , 06/12/34 .................. 435 453,923
Tencent Music Entertainment Group, 2.00%,
09/03/30 ...................... 705 635,805
TWDC Enterprises 18 Corp.
2.95% , 06/15/27 .................. 676 666,637
7.00% , 03/01/32 .................. 748 855,160
4.38% , 08/16/41 .................. 467 423,712
Series E , 4.13% , 12/01/41 ............ 652 570,903
3.70% , 12/01/42 .................. 525 430,205
4.13% , 06/01/44 .................. 1,113 948,180
3.00% , 07/30/46 .................. 365 256,920
Walt Disney Co. (The)
3.38% , 11/15/26 .................. 771 766,980
3.70% , 03/23/27 .................. 995 993,546
2.20% , 01/13/28 .................. 443 427,619
2.00% , 09/01/29 .................. 2,287 2,126,439
3.80% , 03/22/30 .................. 1,495 1,480,439
2.65% , 01/13/31 .................. 1,866 1,738,426
6.55% , 03/15/33 .................. 398 452,088
6.20% , 12/15/34 .................. 900 1,014,044
6.40% , 12/15/35 .................. 789 895,361
6.15% , 03/01/37 .................. 266 294,687
6.65% , 11/15/37 .................. 1,019 1,178,038
4.63% , 03/23/40 .................. 885 851,616
3.50% , 05/13/40 .................. 1,705 1,429,742
6.15% , 02/15/41 .................. 492 541,896
5.40% , 10/01/43 .................. 421 426,808
4.75% , 09/15/44 .................. 687 638,427
4.95% , 10/15/45 .................. 520 491,689
7.75% , 12/01/45 .................. 360 468,314
4.75% , 11/15/46 .................. 637 587,060
2.75% , 09/01/49 .................. 2,050 1,323,630
4.70% , 03/23/50 .................. 1,225 1,117,769
3.60% , 01/13/51 .................. 2,572 1,958,707
3.80% , 05/13/60 .................. 775 582,637
Warnermedia Holdings, Inc.
3.76% , 03/15/27 .................. 1,160 1,147,157
4.05% , 03/15/29 .................. 1,190 1,155,966
4.28% , 03/15/32 .................. 2,519 2,309,436
5.05% , 03/15/42 .................. 3,780 3,033,068
5.14% , 03/15/52 .................. 903 688,536
WMG Acquisition Corp.
(d)
3.75% , 12/01/29 .................. 750 716,231
3.88% , 07/15/30 .................. 575 548,092

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
65
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
3.00% , 02/15/31
(c)
................. USD 895 $ 837,772
61,764,246
Financial Services — 0.7%
Apollo Global Management, Inc.
6.38% , 11/15/33 .................. 708 779,785
5.15% , 08/12/35 .................. 370 372,161
5.80% , 05/21/54 .................. 720 721,878
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.17%), 6.00% ,
12/15/54
(f)
.................... 150 149,203
Armor Holdco, Inc., 8.50%, 11/15/29
(d)
..... 360 360,633
Berkshire Hathaway, Inc., 4.50%, 02/11/43
(c)
. 964 915,721
Block Financial LLC
2.50% , 07/15/28 .................. 682 648,236
3.88% , 08/15/30 .................. 775 748,109
5.38% , 09/15/32 .................. 235 238,467
Block, Inc.
5.63% , 08/15/30
(d)
................. 190 192,855
3.50% , 06/01/31 .................. 1,012 942,168
6.50% , 05/15/32 .................. 1,990 2,065,300
6.00% , 08/15/33
(d)
................. 150 153,362
Boost Newco Borrower LLC, 7.50%, 01/15/31
(d)
2,205 2,337,388
Burford Capital Global Finance LLC
(d)
6.25% , 04/15/28 .................. 395 393,382
6.88% , 04/15/30 .................. 405 402,895
9.25% , 07/01/31 .................. 695 719,310
Caja de Compensacion de Asignacion Familiar
de Los Andes, 7.00%, 07/30/29
(e)
....... 200 212,085
Charming Light Investments Ltd., 4.38%,
12/21/27
(e)
..................... 800 799,564
China Cinda 2020 I Management Ltd.
(e)
3.25% , 01/28/27 .................. 1,000 987,222
5.75% , 02/07/27 .................. 400 405,586
3.00% , 03/18/27 .................. 200 196,489
5.38% , 07/23/27 .................. 400 405,947
2.50% , 01/20/28 .................. 400 384,780
5.75% , 05/28/29 .................. 800 832,630
5.50% , 01/23/30 .................. 400 415,567
3.13% , 03/18/30 .................. 600 568,364
3.00% , 01/20/31 .................. 800 746,262
CK Hutchison International 17 II Ltd., 3.25%,
09/29/27
(d)
..................... 1,103 1,085,238
CK Hutchison International 17 Ltd., 3.50%,
04/05/27
(d)
..................... 590 584,705
CK Hutchison International 19 II Ltd.
(d)
2.75% , 09/06/29 .................. 805 763,570
3.38% , 09/06/49
(c)
................. 750 561,038
CK Hutchison International 19 Ltd., 3.63%,
04/11/29
(c) (d)
.................... 1,017 997,897
Coastal Emerald Ltd.
(e)
(3-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.78%),
6.50%
(f) (h)
..................... 1,000 1,032,500
4.60% , 04/16/28 .................. 600 602,659
Corebridge Financial, Inc.
3.65% , 04/05/27 .................. 1,120 1,110,694
3.85% , 04/05/29 .................. 1,205 1,187,418
3.90% , 04/05/32 .................. 1,205 1,146,016
6.05% , 09/15/33 .................. 500 533,155
5.75% , 01/15/34 .................. 795 831,903
4.35% , 04/05/42 .................. 420 363,266
4.40% , 04/05/52 .................. 1,415 1,171,058
Security
Par (000)
Par (000) Value
Financial Services (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 6.88% ,
12/15/52
(f)
.................... USD 965 $ 988,864
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 6.38% ,
09/15/54
(f)
.................... 650 668,910
CPI CG, Inc., 10.00%, 07/15/29
(d)
........ 288 304,352
CrossCountry Intermediate HoldCo LLC,
6.50%, 10/01/30
(d)
................ 260 262,536
EDP Finance BV, 1.71%, 01/24/28
(d)
...... 800 756,286
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 550 575,668
Equitable America Global Funding
(d)
3.95% , 09/15/27 .................. 75 74,885
4.70% , 09/15/32 .................. 300 299,307
Equitable Holdings, Inc.
4.35% , 04/20/28 .................. 894 896,214
4.57% , 02/15/29
(d)
................. 475 476,944
5.59% , 01/11/33 .................. 565 592,158
5.00% , 04/20/48 .................. 772 708,922
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.39%), 6.70% ,
03/28/55
(f)
.................... 500 524,513
Essent Group Ltd., 6.25%, 07/01/29 ...... 275 287,902
Far East Horizon Ltd.
(e)
6.63% , 04/16/27 .................. 600 614,017
5.88% , 03/05/28 .................. 400 406,105
6.00% , 10/01/28 .................. 400 408,489
Fidelity National Information Services, Inc.
1.65% , 03/01/28 .................. 780 734,400
3.75% , 05/21/29 .................. 520 507,697
5.10% , 07/15/32 .................. 420 428,340
3.10% , 03/01/41 .................. 850 634,374
4.50% , 08/15/46
(c)
................. 260 219,587
Finance of America Funding LLC, 7.88%,
11/30/26
(d)
..................... 191 172,806
Fiserv, Inc.
5.15% , 03/15/27 .................. 830 836,662
2.25% , 06/01/27 .................. 1,193 1,153,403
5.45% , 03/02/28 .................. 940 958,353
5.38% , 08/21/28 .................. 755 770,774
4.20% , 10/01/28 .................. 1,009 999,389
3.50% , 07/01/29 .................. 2,660 2,559,876
4.75% , 03/15/30 .................. 560 559,848
2.65% , 06/01/30 .................. 1,026 940,647
4.55% , 02/15/31 .................. 390 387,135
5.35% , 03/15/31 .................. 640 656,084
5.60% , 03/02/33 .................. 485 499,462
5.63% , 08/21/33 .................. 1,340 1,381,015
5.45% , 03/15/34 .................. 790 801,712
5.15% , 08/12/34 .................. 1,145 1,136,447
5.25% , 08/11/35 .................. 680 677,620
4.40% , 07/01/49 .................. 2,046 1,641,511
Freedom Mortgage Corp.
(d)
6.63% , 01/15/27 .................. 555 556,185
12.25% , 10/01/30 ................. 545 607,262
Freedom Mortgage Holdings LLC
(d)
9.25% , 02/01/29 .................. 1,100 1,155,226
9.13% , 05/15/31 .................. 715 759,901
8.38% , 04/01/32 .................. 460 480,882
Gabon Blue Bond Master Trust, 6.10%,
08/01/38
(d)
..................... 500 509,313
Global Payments, Inc.
2.15% , 01/15/27 .................. 740 721,010
4.95% , 08/15/27 .................. 545 550,190
4.45% , 06/01/28 .................. 607 607,489

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
66
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
3.20% , 08/15/29 .................. USD 1,222 $ 1,156,289
5.30% , 08/15/29 .................. 520 529,371
2.90% , 05/15/30 .................. 985 908,801
2.90% , 11/15/31 .................. 780 693,763
5.40% , 08/15/32 .................. 315 318,753
4.15% , 08/15/49
(c)
................. 876 660,354
5.95% , 08/15/52
(c)
................. 465 450,930
HA Sustainable Infrastructure Capital, Inc.
6.15% , 01/15/31 .................. 275 281,849
6.38% , 07/01/34 .................. 720 726,963
6.75% , 07/15/35 .................. 275 281,294
ICD Sukuk Co. Ltd., 5.00%, 02/01/27
(e)
..... 800 801,284
Indian Railway Finance Corp. Ltd., 2.80%,
02/10/31
(e)
..................... 600 550,908
ION Platform Finance US, Inc., 7.88%,
09/30/32
(d)
..................... 910 887,760
Jackson Financial, Inc.
5.17% , 06/08/27 .................. 800 807,650
3.13% , 11/23/31 .................. 525 475,191
5.67% , 06/08/32 .................. 345 357,401
4.00% , 11/23/51 .................. 645 460,761
Jefferies Finance LLC
(d)
5.00% , 08/15/28 .................. 965 913,906
6.63% , 10/15/31 .................. 505 497,793
Jefferson Capital Holdings LLC
(d)
9.50% , 02/15/29 .................. 400 421,885
8.25% , 05/15/30 .................. 265 274,672
JGSH Philippines Ltd., 4.13%, 07/09/30
(e)
... 500 493,107
JIC Zhixin Ltd., 2.13%, 08/27/30
(e)
........ 800 733,341
JPMorgan Chase Bank NA, 5.11%, 12/08/26 . 2,013 2,036,960
KODIT Global Co. Ltd., 5.36%, 05/29/27
(e)
... 200 203,499
Korea Ocean Business Corp.
(e)
5.38% , 05/02/27 .................. 200 203,788
4.50% , 05/03/28 .................. 200 202,134
5.25% , 05/02/29 .................. 400 414,393
4.63% , 05/09/30 .................. 400 407,625
LD Holdings Group LLC
(d)
8.75% , 11/01/27
(c)
................. 362 356,920
6.13% , 04/01/28 .................. 535 499,322
LSEG US Fin Corp.
(d)
4.88% , 03/28/27 .................. 710 717,045
5.30% , 03/28/34 .................. 880 914,277
LSEGA Financing plc
(d)
2.00% , 04/06/28 .................. 1,375 1,307,586
2.50% , 04/06/31 .................. 624 565,419
3.20% , 04/06/41 .................. 905 704,393
M&G plc, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.41%), 6.50%,
10/20/48
(e) (f)
.................... 450 468,468
Mastercard, Inc.
2.95% , 11/21/26 .................. 861 853,613
3.30% , 03/26/27 .................. 1,150 1,141,675
4.10% , 01/15/28 .................. 695 698,675
3.50% , 02/26/28 .................. 440 436,782
4.88% , 03/09/28 .................. 1,120 1,144,095
4.55% , 03/15/28 .................. 350 355,620
2.95% , 06/01/29 .................. 1,049 1,014,051
3.35% , 03/26/30 .................. 1,590 1,548,285
1.90% , 03/15/31 .................. 697 622,299
2.00% , 11/18/31 .................. 762 675,101
4.35% , 01/15/32 .................. 950 954,178
4.95% , 03/15/32 .................. 505 523,680
4.85% , 03/09/33 .................. 930 955,110
4.88% , 05/09/34 .................. 725 742,418
4.55% , 01/15/35 .................. 1,010 1,009,263
Security
Par (000)
Par (000) Value
Financial Services (continued)
3.80% , 11/21/46 .................. USD 572 $ 466,520
3.95% , 02/26/48 .................. 573 472,081
3.65% , 06/01/49 .................. 932 723,858
3.85% , 03/26/50 .................. 1,226 980,015
2.95% , 03/15/51 .................. 675 450,732
MGIC Investment Corp., 5.25%, 08/15/28 ... 580 579,845
Midcap Financial Issuer Trust
(d)
6.50% , 05/01/28 .................. 1,033 1,014,529
5.63% , 01/15/30 .................. 425 401,753
Mitsubishi HC Capital, Inc.
(d)
5.08% , 09/15/27 .................. 560 567,348
3.97% , 04/13/30
(c)
................. 300 292,702
Mobius Merger Sub, Inc., 9.00%, 06/01/30
(d)
. 520 429,817
National Rural Utilities Cooperative Finance
Corp.
5.60% , 11/13/26 .................. 470 477,254
4.80% , 02/05/27 .................. 615 620,333
3.05% , 04/25/27 .................. 480 473,648
5.10% , 05/06/27 .................. 625 634,591
4.12% , 09/16/27 .................. 550 550,929
3.40% , 02/07/28 .................. 654 645,204
4.75% , 02/07/28 .................. 245 248,432
4.80% , 03/15/28 .................. 595 604,607
Series D , 4.15% , 08/25/28 ........... 490 490,872
5.05% , 09/15/28 .................. 515 527,879
3.90% , 11/01/28 .................. 385 383,138
4.85% , 02/07/29 .................. 570 582,920
3.70% , 03/15/29 .................. 810 799,558
5.15% , 06/15/29 .................. 480 496,987
4.95% , 02/07/30 .................. 215 221,225
2.40% , 03/15/30 .................. 195 181,772
5.00% , 02/07/31 .................. 640 659,142
1.35% , 03/15/31 .................. 325 279,086
1.65% , 06/15/31 .................. 490 424,082
8.00% , 03/01/32 .................. 410 486,745
2.75% , 04/15/32 .................. 640 576,527
4.02% , 11/01/32 .................. 644 626,898
4.15% , 12/15/32 .................. 425 416,136
5.80% , 01/15/33 .................. 720 773,105
5.00% , 08/15/34 .................. 340 346,814
4.40% , 11/01/48 .................. 395 338,608
4.30% , 03/15/49 .................. 766 655,492
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.53%), 7.13% ,
09/15/53
(f)
.................... 440 462,125
Nationwide Building Society
(d)
4.85% , 07/27/27 .................. 1,035 1,048,381
(1-day SOFR + 1.29%), 2.97% , 02/16/28
(f)
810 796,873
4.30% , 03/08/29
(f)
................. 1,125 1,123,829
(1-day SOFR + 1.06%), 4.65% , 07/14/29
(f)
600 605,039
5.13% , 07/29/29 .................. 515 530,482
(3-mo. SOFR USD + 2.12%), 3.96% ,
07/18/30
(f)
.................... 1,310 1,288,755
4.35% , 09/30/30 .................. 400 398,416
(5-Year USD Swap Rate + 1.85%), 4.13% ,
10/18/32
(f)
.................... 230 227,368
(1-day SOFR + 1.65%), 5.54% , 07/14/36
(f)
730 751,973
NCR Atleos Corp., 9.50%, 04/01/29
(d)
...... 1,325 1,430,536
NMI Holdings, Inc., 6.00%, 08/15/29 ...... 240 248,421
NTT Finance Corp.
(d)
5.10% , 07/02/27 .................. 840 852,658
4.57% , 07/16/27 .................. 1,010 1,017,469
4.37% , 07/27/27 .................. 834 836,895
1.59% , 04/03/28 .................. 1,577 1,483,447
4.62% , 07/16/28 .................. 1,300 1,313,831

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
67
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.11% , 07/02/29 .................. USD 845 $ 867,509
4.88% , 07/16/30 .................. 935 952,195
2.07% , 04/03/31 .................. 955 842,176
5.14% , 07/02/31 .................. 1,110 1,140,601
5.17% , 07/16/32 .................. 1,175 1,207,263
5.50% , 07/16/35 .................. 1,785 1,857,222
Omniyat Sukuk 1 Ltd., 8.38%, 05/06/28
(e)
... 600 607,553
ORIX Corp.
3.70% , 07/18/27 .................. 271 268,980
5.00% , 09/13/27 .................. 285 289,446
4.65% , 09/10/29 .................. 625 633,377
4.45% , 09/09/30 .................. 350 349,836
2.25% , 03/09/31 .................. 720 644,033
4.00% , 04/13/32 .................. 350 339,260
5.20% , 09/13/32
(c)
................. 670 693,611
5.40% , 02/25/35 .................. 475 491,649
Oxford Finance LLC, 6.38%, 02/01/27
(d)
.... 420 417,138
PayPal Holdings, Inc.
3.90% , 06/01/27 .................. 210 209,768
4.45% , 03/06/28 .................. 160 161,588
2.85% , 10/01/29 .................. 1,709 1,629,257
2.30% , 06/01/30 .................. 950 875,501
4.40% , 06/01/32 .................. 878 876,164
5.15% , 06/01/34 .................. 920 946,245
5.10% , 04/01/35 .................. 425 433,844
3.25% , 06/01/50 .................. 1,088 759,481
5.05% , 06/01/52 .................. 1,120 1,052,718
5.50% , 06/01/54 .................. 460 459,675
5.25% , 06/01/62 .................. 625 590,630
Paysafe Finance plc, 4.00%, 06/15/29
(d)
.... 390 368,348
PennyMac Financial Services, Inc.
(d)
4.25% , 02/15/29 .................. 635 616,804
7.88% , 12/15/29 .................. 915 972,224
7.13% , 11/15/30 .................. 655 684,842
5.75% , 09/15/31 .................. 545 543,891
6.88% , 05/15/32 .................. 485 506,252
6.88% , 02/15/33 .................. 475 491,710
6.75% , 02/15/34 .................. 185 189,536
Petronas Capital Ltd.
(e)
3.50% , 04/21/30 .................. 2,100 2,040,180
4.95% , 01/03/31 .................. 1,400 1,445,660
2.48% , 01/28/32 .................. 1,200 1,078,983
5.34% , 04/03/35 .................. 1,800 1,878,980
4.50% , 03/18/45 .................. 1,400 1,270,386
4.55% , 04/21/50 .................. 2,600 2,312,429
5.85% , 04/03/55 .................. 1,400 1,492,423
4.80% , 04/21/60 .................. 1,000 919,331
3.40% , 04/28/61 .................. 1,600 1,114,386
PHH Escrow Issuer LLC, 9.88%, 11/01/29
(d)
.. 570 572,008
Planet Financial Group LLC, 10.50%,
12/15/29
(d)
..................... 505 525,042
Provident Funding Associates LP, 9.75%,
09/15/29
(d)
..................... 605 637,170
Radian Group, Inc.
4.88% , 03/15/27 .................. 746 748,009
6.20% , 05/15/29 .................. 600 627,331
REC Ltd.
(e)
2.75% , 01/13/27 .................. 200 196,055
3.88% , 07/07/27 .................. 600 594,252
4.63% , 03/22/28 .................. 400 401,256
5.63% , 04/11/28 .................. 800 820,514
4.75% , 09/27/29 .................. 200 201,932
Rocket Cos., Inc.
(d)
6.50% , 08/01/29 .................. 735 762,281
6.13% , 08/01/30 .................. 1,165 1,202,451
Security
Par (000)
Par (000) Value
Financial Services (continued)
7.13% , 02/01/32 .................. USD 910 $ 954,827
6.38% , 08/01/33 .................. 1,145 1,193,918
Rocket Mortgage LLC
(d)
2.88% , 10/15/26 .................. 600 589,232
3.63% , 03/01/29 .................. 760 730,109
3.88% , 03/01/31 .................. 1,070 1,005,659
4.00% , 10/15/33
(c)
................. 876 805,164
Shell International Finance BV
3.88% , 11/13/28 .................. 1,700 1,698,526
2.38% , 11/07/29 .................. 50 47,213
2.75% , 04/06/30 .................. 195 185,641
4.13% , 05/11/35
(c)
................. 50 49,582
6.38% , 12/15/38 .................. 2,703 3,053,800
5.50% , 03/25/40 .................. 1,118 1,160,389
2.88% , 11/26/41 .................. 600 445,919
3.63% , 08/21/42 .................. 645 524,575
4.38% , 05/11/45 .................. 175 154,979
4.00% , 05/10/46 .................. 110 90,462
3.13% , 11/07/49 .................. 1,322 914,073
3.25% , 04/06/50 .................. 20 13,953
3.00% , 11/26/51 .................. 1,095 731,184
Shift4 Payments LLC, 6.75%, 08/15/32
(d)
... 1,305 1,348,316
Siemens Financieringsmaatschappij NV
(d)
3.40% , 03/16/27 .................. 945 939,347
1.70% , 03/11/28 .................. 1,315 1,251,458
2.15% , 03/11/31 .................. 1,330 1,199,411
2.88% , 03/11/41 .................. 2,350 1,791,850
4.40% , 05/27/45 .................. 975 868,120
3.30% , 09/15/46 .................. 1,780 1,335,169
4.20% , 03/16/47 .................. 760 652,046
Sobha Sukuk Ltd., 8.75%, 07/17/28
(e)
...... 400 417,010
Stena International SA
(d)
7.25% , 01/15/31 .................. 695 708,235
7.63% , 02/15/31 .................. 405 415,830
Synchrony Bank, 5.63%, 08/23/27 ....... 509 519,538
United Wholesale Mortgage LLC
(d)
5.75% , 06/15/27 .................. 510 510,673
5.50% , 04/15/29 .................. 790 777,844
UWM Holdings LLC
(d)
6.63% , 02/01/30 .................. 810 825,862
6.25% , 03/15/31 .................. 195 194,735
Visa, Inc.
1.90% , 04/15/27 .................. 1,068 1,039,831
0.75% , 08/15/27 .................. 815 774,083
2.75% , 09/15/27 .................. 1,106 1,085,882
2.05% , 04/15/30 .................. 1,637 1,509,311
1.10% , 02/15/31 .................. 1,150 994,541
4.15% , 12/14/35 .................. 1,749 1,695,497
2.70% , 04/15/40 .................. 1,060 816,415
4.30% , 12/14/45 .................. 3,187 2,819,712
3.65% , 09/15/47 .................. 518 410,017
2.00% , 08/15/50 .................. 1,905 1,059,138
Voya Financial, Inc.
5.00% , 09/20/34 .................. 355 353,560
5.70% , 07/15/43 .................. 500 503,970
4.80% , 06/15/46 .................. 320 288,375
(3-mo. SOFR USD + 2.34%), 4.70% ,
01/23/48
(f)
.................... 225 215,287
Walker & Dunlop, Inc., 6.63%, 04/01/33
(d)
... 125 127,898
Western Union Co. (The)
(c)
2.75% , 03/15/31 .................. 235 210,317
6.20% , 11/17/36 .................. 675 703,926
WEX, Inc., 6.50%, 03/15/33
(d)
.......... 265 271,138
Woodside Finance Ltd.
3.70% , 03/15/28
(d)
................. 1,135 1,118,452

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
68
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
4.50% , 03/04/29
(d)
................. USD 1,353 $ 1,352,958
5.40% , 05/19/30 .................. 200 205,358
5.10% , 09/12/34 .................. 1,075 1,065,454
6.00% , 05/19/35 .................. 1,040 1,087,379
5.70% , 09/12/54 .................. 860 825,726
226,645,780
Food Products — 0.6%
Adecoagro SA, 7.50%, 07/29/32
(e)
........ 500 472,747
Agrosuper SA, 4.60%, 01/20/32
(e)
........ 450 430,785
Alfa SAB de CV, 6.88%, 03/25/44
(e)
....... 400 443,142
Almarai Co. JSC, 5.23%, 07/25/33
(e)
...... 800 824,066
Amaggi Luxembourg International SARL,
5.25%, 01/28/28
(c) (e)
............... 800 784,354
Aragvi Finance International DAC, 11.13%,
11/20/29
(e)
..................... 275 273,501
Archer-Daniels-Midland Co.
3.25% , 03/27/30 .................. 928 892,887
2.90% , 03/01/32 .................. 860 788,211
5.94% , 10/01/32 .................. 550 598,024
4.50% , 08/15/33 .................. 450 448,362
5.38% , 09/15/35 .................. 370 389,971
4.54% , 03/26/42 .................. 450 410,950
4.02% , 04/16/43 .................. 395 334,067
3.75% , 09/15/47 .................. 417 325,478
4.50% , 03/15/49 .................. 625 547,329
2.70% , 09/15/51 .................. 814 512,101
B&G Foods, Inc.
5.25% , 09/15/27
(c)
................. 535 514,793
8.00% , 09/15/28
(d)
................. 805 757,416
Bimbo Bakeries USA, Inc.
(e)
6.05% , 01/15/29 .................. 800 838,368
6.40% , 01/15/34 .................. 790 860,323
5.38% , 01/09/36 .................. 600 610,704
4.00% , 05/17/51 .................. 600 457,934
Blossom Joy Ltd., 2.20%, 10/21/30
(e)
...... 800 731,693
BRF SA
(e)
4.88% , 01/24/30 .................. 400 388,633
5.75% , 09/21/50 .................. 820 698,484
Bunge Ltd. Finance Corp.
4.90% , 04/21/27 .................. 335 338,716
3.75% , 09/25/27 .................. 770 766,240
4.10% , 01/07/28 .................. 500 500,619
4.20% , 09/17/29 .................. 445 444,479
4.55% , 08/04/30 .................. 390 393,158
3.20% , 04/21/31 .................. 541 508,159
2.75% , 05/14/31 .................. 1,030 945,647
4.65% , 09/17/34 .................. 755 742,054
5.15% , 08/04/35 .................. 725 734,480
Campbell's Co. (The)
5.20% , 03/19/27 .................. 515 522,152
4.15% , 03/15/28 .................. 1,250 1,248,806
5.20% , 03/21/29 .................. 680 697,863
2.38% , 04/24/30 .................. 360 329,464
5.40% , 03/21/34 .................. 540 553,543
4.75% , 03/23/35 .................. 735 712,662
4.80% , 03/15/48 .................. 765 679,271
3.13% , 04/24/50 .................. 493 329,362
5.25% , 10/13/54 .................. 375 350,423
Cargill, Inc.
(d)
3.63% , 04/22/27 .................. 405 403,488
4.63% , 02/11/28 .................. 530 537,275
3.25% , 05/23/29 .................. 765 742,566
2.13% , 04/23/30 .................. 705 645,868
4.13% , 10/23/30 .................. 480 477,524
Security
Par (000)
Par (000) Value
Food Products (continued)
1.70% , 02/02/31 .................. USD 735 $ 647,223
2.13% , 11/10/31 .................. 1,205 1,063,608
4.00% , 06/22/32 .................. 570 556,106
5.13% , 10/11/32 .................. 845 874,090
4.75% , 04/24/33 .................. 340 343,955
5.13% , 02/11/35 .................. 350 360,115
4.76% , 11/23/45 .................. 515 476,137
3.88% , 05/23/49 .................. 405 321,124
3.13% , 05/25/51 .................. 809 556,329
4.38% , 04/22/52 .................. 575 492,241
5.38% , 10/23/55 .................. 450 439,695
China Mengniu Dairy Co. Ltd., 2.50%,
06/17/30
(e)
..................... 400 371,496
China Modern Dairy Holdings Ltd., 4.88%,
07/10/30
(e)
..................... 400 399,072
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(d) (g)
............ 709 745,751
Chobani LLC
(d)
4.63% , 11/15/28 .................. 450 447,489
7.63% , 07/01/29 .................. 530 552,230
Conagra Brands, Inc.
1.38% , 11/01/27 .................. 972 917,808
7.00% , 10/01/28 .................. 337 360,505
4.85% , 11/01/28 .................. 1,130 1,142,249
5.00% , 08/01/30 .................. 390 394,938
8.25% , 09/15/30 .................. 160 184,035
5.75% , 08/01/35 .................. 595 608,589
5.30% , 11/01/38 .................. 1,076 1,031,414
5.40% , 11/01/48 .................. 992 903,981
Danone SA, 2.95%, 11/02/26
(d)
.......... 1,645 1,627,170
Darling Ingredients, Inc.
(d)
5.25% , 04/15/27 .................. 492 491,333
6.00% , 06/15/30 .................. 1,070 1,082,037
Fiesta Purchaser, Inc.
(d)
7.88% , 03/01/31 .................. 525 554,907
9.63% , 09/15/32
(c)
................. 455 489,719
Flowers Foods, Inc.
2.40% , 03/15/31 .................. 729 646,734
5.75% , 03/15/35 .................. 175 177,100
6.20% , 03/15/55 .................. 60 58,588
Froneri Lux FinCo. SARL, 6.00%, 08/01/32
(d)
. 60 60,498
General Mills, Inc.
4.70% , 01/30/27 .................. 550 554,220
3.20% , 02/10/27 .................. 517 511,284
4.20% , 04/17/28 .................. 1,293 1,293,839
5.50% , 10/17/28 .................. 635 658,266
4.88% , 01/30/30 .................. 650 663,564
2.88% , 04/15/30 .................. 823 775,398
2.25% , 10/14/31 .................. 745 659,087
4.95% , 03/29/33 .................. 536 543,687
5.25% , 01/30/35
(c)
................. 570 580,791
5.40% , 06/15/40 .................. 260 260,309
4.15% , 02/15/43 .................. 601 504,817
4.70% , 04/17/48 .................. 205 182,523
3.00% , 02/01/51 .................. 808 531,511
Gruma SAB de CV, 5.39%, 12/09/34
(e)
..... 600 615,401
Grupo Bimbo SAB de CV
(e)
4.88% , 06/27/44 .................. 400 361,651
4.70% , 11/10/47 .................. 600 523,549
4.00% , 09/06/49 .................. 600 464,890
Grupo Nutresa SA
(e)
8.00% , 05/12/30 .................. 1,400 1,503,189
9.00% , 05/12/35 .................. 1,400 1,587,154
Hershey Co. (The)
4.55% , 02/24/28
(c)
................. 175 177,835

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
69
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
4.25% , 05/04/28 .................. USD 725 $ 731,934
2.45% , 11/15/29 .................. 684 643,739
4.75% , 02/24/30 .................. 475 485,811
1.70% , 06/01/30 .................. 590 529,343
4.95% , 02/24/32 .................. 495 511,258
4.50% , 05/04/33 .................. 520 522,779
5.10% , 02/24/35 .................. 525 540,845
3.38% , 08/15/46 .................. 110 82,862
3.13% , 11/15/49 .................. 375 260,947
2.65% , 06/01/50 .................. 405 255,574
Hormel Foods Corp.
4.80% , 03/30/27 .................. 575 581,255
1.70% , 06/03/28 .................. 787 743,847
1.80% , 06/11/30 .................. 1,020 917,238
3.05% , 06/03/51 .................. 901 608,613
Indofood CBP Sukses Makmur Tbk. PT
(e)
3.40% , 06/09/31 .................. 1,200 1,126,524
3.54% , 04/27/32 .................. 400 372,710
4.75% , 06/09/51 .................. 600 524,029
4.81% , 04/27/52 .................. 400 354,171
Ingredion, Inc.
2.90% , 06/01/30 .................. 719 673,869
3.90% , 06/01/50 .................. 510 385,622
IOI Investment L Bhd., 3.38%, 11/02/31
(e)
... 200 184,666
J M Smucker Co. (The)
3.38% , 12/15/27 .................. 967 953,995
5.90% , 11/15/28 .................. 930 974,808
2.38% , 03/15/30 .................. 520 481,997
2.13% , 03/15/32 .................. 575 495,320
6.20% , 11/15/33 .................. 1,030 1,116,879
4.25% , 03/15/35 .................. 605 571,741
6.50% , 11/15/43 .................. 735 799,173
4.38% , 03/15/45 .................. 869 732,068
6.50% , 11/15/53
(c)
................. 730 809,516
JBS USA Holding Lux SARL
3.00% , 02/02/29 .................. 410 392,997
3.75% , 12/01/31 .................. 658 621,465
3.63% , 01/15/32 .................. 1,101 1,029,372
3.00% , 05/15/32 .................. 740 662,258
5.75% , 04/01/33 .................. 1,669 1,739,176
6.75% , 03/15/34 .................. 1,561 1,722,432
5.50% , 01/15/36
(d)
................. 900 911,942
4.38% , 02/02/52 .................. 935 733,962
6.50% , 12/01/52 .................. 1,650 1,712,527
6.25% , 03/01/56
(d)
................. 1,080 1,086,824
6.38% , 04/15/66
(d)
................. 705 715,501
JBS USA Holding LUX SARL, 7.25%, 11/15/53 940 1,062,734
JBS USA LUX SARL
(d)
5.95% , 04/20/35 .................. 965 1,009,730
6.38% , 02/25/55 .................. 430 442,610
JDE Peet's NV
(d)
1.38% , 01/15/27 .................. 820 790,911
2.25% , 09/24/31 .................. 710 617,844
Kellanova
3.40% , 11/15/27 .................. 1,020 1,008,239
4.30% , 05/15/28 .................. 725 729,960
2.10% , 06/01/30 .................. 830 754,650
Series B , 7.45% , 04/01/31 ............ 807 926,548
5.25% , 03/01/33 .................. 415 429,288
4.50% , 04/01/46 .................. 605 534,785
5.75% , 05/16/54 .................. 340 348,304
Kraft Heinz Foods Co.
3.88% , 05/15/27 .................. 1,355 1,348,674
4.63% , 01/30/29 .................. 542 547,637
3.75% , 04/01/30 .................. 775 753,613
Security
Par (000)
Par (000) Value
Food Products (continued)
4.25% , 03/01/31 .................. USD 187 $ 184,202
5.20% , 03/15/32 .................. 350 358,912
6.75% , 03/15/32 .................. 425 470,381
5.40% , 03/15/35
(c)
................. 480 491,584
5.00% , 07/15/35 .................. 690 686,389
6.88% , 01/26/39 .................. 555 617,670
7.13% , 08/01/39
(d)
................. 770 876,921
4.63% , 10/01/39 .................. 375 341,422
6.50% , 02/09/40 .................. 590 639,598
5.00% , 06/04/42 .................. 1,490 1,374,215
5.20% , 07/15/45 .................. 1,815 1,681,900
4.38% , 06/01/46 .................. 2,752 2,295,740
4.88% , 10/01/49 .................. 1,470 1,287,293
5.50% , 06/01/50 .................. 160 151,626
Lamb Weston Holdings, Inc.
(d)
4.88% , 05/15/28 .................. 555 555,531
4.13% , 01/31/30 .................. 960 926,956
4.38% , 01/31/32 .................. 714 680,636
Land O'Lakes Capital Trust I, 7.45%,
03/15/28
(c) (d)
.................... 215 221,854
MARB BondCo plc, 3.95%, 01/29/31
(e)
..... 1,000 903,681
Mars, Inc.
(d)
4.45% , 03/01/27 .................. 1,040 1,046,862
4.60% , 03/01/28 .................. 1,680 1,699,701
4.55% , 04/20/28 .................. 1,060 1,072,372
4.80% , 03/01/30 .................. 3,150 3,218,472
3.20% , 04/01/30 .................. 1,019 980,500
4.65% , 04/20/31 .................. 975 992,783
5.00% , 03/01/32 .................. 1,335 1,370,758
1.63% , 07/16/32 .................. 935 793,300
4.75% , 04/20/33 .................. 1,155 1,165,665
3.60% , 04/01/34 .................. 607 560,748
5.20% , 03/01/35 .................. 4,725 4,850,568
3.88% , 04/01/39 .................. 605 531,545
2.38% , 07/16/40 .................. 975 700,508
3.95% , 04/01/44 .................. 490 413,625
5.65% , 05/01/45 .................. 2,935 2,988,979
3.95% , 04/01/49 .................. 910 729,699
2.45% , 07/16/50 .................. 270 160,001
4.13% , 04/01/54 .................. 525 419,860
5.70% , 05/01/55 .................. 4,580 4,662,794
4.20% , 04/01/59 .................. 627 501,111
5.80% , 05/01/65 .................. 180 185,060
McCormick & Co., Inc.
3.40% , 08/15/27 .................. 923 911,921
2.50% , 04/15/30 .................. 745 689,874
1.85% , 02/15/31
(c)
................. 602 529,030
4.95% , 04/15/33 .................. 400 406,181
4.70% , 10/15/34 .................. 515 505,948
4.20% , 08/15/47 .................. 420 344,676
Mead Johnson Nutrition Co.
5.90% , 11/01/39 .................. 323 344,610
4.60% , 06/01/44 .................. 495 446,335
Minerva Luxembourg SA
(e)
4.38% , 03/18/31
(c)
................. 1,000 922,815
8.88% , 09/13/33 .................. 800 875,268
Mondelez International, Inc.
2.63% , 03/17/27 .................. 680 667,053
4.25% , 05/06/28 .................. 300 301,036
4.13% , 05/07/28 .................. 550 550,117
4.75% , 02/20/29 .................. 710 724,805
2.75% , 04/13/30 .................. 938 880,324
4.50% , 05/06/30 .................. 250 251,846
1.50% , 02/04/31 .................. 985 853,616
3.00% , 03/17/32 .................. 245 223,810

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
70
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
1.88% , 10/15/32
(c)
................. USD 728 $ 622,652
4.75% , 08/28/34
(c)
................. 695 693,335
5.13% , 05/06/35 .................. 250 255,489
2.63% , 09/04/50 .................. 1,213 736,063
Nestle Capital Corp.
(d)
4.65% , 03/12/29 .................. 660 674,489
4.75% , 03/12/31 .................. 275 281,634
5.10% , 03/12/54 .................. 150 146,252
Nestle Holdings, Inc.
(d)
1.15% , 01/14/27 .................. 265 256,686
1.00% , 09/15/27 .................. 980 931,008
4.13% , 10/01/27 .................. 700 704,506
5.00% , 03/14/28 .................. 1,225 1,254,879
5.00% , 09/12/28 .................. 361 371,220
1.50% , 09/14/28 .................. 925 867,121
3.63% , 09/24/28 .................. 1,335 1,325,648
4.25% , 10/01/29 .................. 350 352,827
4.95% , 03/14/30 .................. 790 816,451
5.00% , 09/12/30
(c)
................. 410 426,049
1.25% , 09/15/30 .................. 890 780,017
1.88% , 09/14/31
(c)
................. 870 770,410
4.30% , 10/01/32 .................. 1,300 1,307,889
4.85% , 03/14/33 .................. 540 554,295
5.00% , 09/12/33
(c)
................. 855 893,538
3.90% , 09/24/38 .................. 1,480 1,349,472
2.50% , 09/14/41 .................. 520 370,550
4.00% , 09/24/48 .................. 1,310 1,086,435
2.63% , 09/14/51
(c)
................. 1,225 780,021
4.70% , 01/15/53 .................. 1,060 972,897
Pilgrim's Pride Corp.
4.25% , 04/15/31 .................. 963 932,207
3.50% , 03/01/32 .................. 925 847,012
6.25% , 07/01/33 .................. 1,125 1,199,653
6.88% , 05/15/34 .................. 175 193,945
Post Holdings, Inc.
(d)
5.50% , 12/15/29 .................. 1,105 1,106,163
4.63% , 04/15/30 .................. 1,110 1,076,263
4.50% , 09/15/31 .................. 990 930,799
6.25% , 02/15/32 .................. 1,070 1,100,059
6.38% , 03/01/33 .................. 1,110 1,127,147
6.25% , 10/15/34 .................. 655 663,511
Sigma Finance Netherlands BV, 4.88%,
03/27/28
(e)
..................... 400 402,468
Simmons Foods, Inc., 4.63%, 03/01/29
(d)
... 875 838,428
Smithfield Foods, Inc.
(d)
4.25% , 02/01/27 .................. 521 518,720
5.20% , 04/01/29 .................. 444 450,473
3.00% , 10/15/30 .................. 618 566,582
2.63% , 09/13/31 .................. 555 489,801
TreeHouse Foods, Inc., 4.00%, 09/01/28
(c)
... 490 478,065
Tyson Foods, Inc.
3.55% , 06/02/27 .................. 1,189 1,177,054
4.35% , 03/01/29 .................. 1,078 1,079,065
5.40% , 03/15/29 .................. 860 887,521
5.70% , 03/15/34 .................. 630 662,312
4.88% , 08/15/34 .................. 769 765,418
5.15% , 08/15/44 .................. 505 477,204
4.55% , 06/02/47 .................. 707 607,134
5.10% , 09/28/48 .................. 1,331 1,227,664
Ulker Biskuvi Sanayi A/S, 7.88%, 07/08/31
(e)
. 600 619,756
Unilever Capital Corp.
2.90% , 05/05/27 .................. 925 913,114
4.25% , 08/12/27 .................. 360 362,585
3.50% , 03/22/28 .................. 1,335 1,324,642
4.88% , 09/08/28 .................. 770 790,441
Security
Par (000)
Par (000) Value
Food Products (continued)
2.13% , 09/06/29 .................. USD 1,040 $ 972,280
1.38% , 09/14/30 .................. 825 728,767
1.75% , 08/12/31 .................. 680 598,573
5.90% , 11/15/32 .................. 1,124 1,230,278
5.00% , 12/08/33 .................. 830 862,223
4.63% , 08/12/34 .................. 1,080 1,086,958
2.63% , 08/12/51 .................. 650 409,918
Viking Baked Goods Acquisition Corp., 8.63%,
11/01/31
(d)
..................... 875 878,392
205,261,604
Gas Utilities — 0.2%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(d) (f)
............... 900 926,565
AmeriGas Partners LP
5.75% , 05/20/27 .................. 530 531,686
9.38% , 06/01/28
(d)
................. 455 471,952
9.50% , 06/01/30
(d)
................. 440 463,221
Atmos Energy Corp.
3.00% , 06/15/27 .................. 330 325,455
2.63% , 09/15/29 .................. 600 567,767
1.50% , 01/15/31 .................. 1,160 1,011,351
5.45% , 10/15/32 .................. 170 179,657
5.90% , 11/15/33 .................. 635 688,201
5.20% , 08/15/35 .................. 370 380,582
5.50% , 06/15/41 .................. 228 235,867
4.15% , 01/15/43 .................. 368 318,693
4.13% , 10/15/44 .................. 983 839,904
4.30% , 10/01/48 .................. 813 691,514
4.13% , 03/15/49 .................. 755 619,655
3.38% , 09/15/49 .................. 711 516,913
2.85% , 02/15/52 .................. 570 365,942
5.75% , 10/15/52 .................. 445 459,658
6.20% , 11/15/53 .................. 450 495,746
5.00% , 12/15/54 .................. 485 451,244
5.45% , 01/15/56 .................. 580 575,391
Boston Gas Co.
(d)
3.15% , 08/01/27 .................. 1,050 1,033,150
3.00% , 08/01/29 .................. 470 448,274
3.76% , 03/16/32 .................. 435 413,347
5.84% , 01/10/35 .................. 35 37,151
4.49% , 02/15/42 .................. 389 337,041
6.12% , 07/20/53 .................. 480 494,707
Brooklyn Union Gas Co. (The)
(d)
4.63% , 08/05/27 .................. 545 548,998
3.87% , 03/04/29 .................. 640 630,006
4.87% , 08/05/32
(c)
................. 350 346,392
6.39% , 09/15/33 .................. 535 577,551
4.50% , 03/10/46 .................. 338 282,956
4.27% , 03/15/48 .................. 755 609,976
4.49% , 03/04/49 .................. 421 345,257
6.42% , 07/18/54 .................. 480 507,008
CenterPoint Energy Resources Corp.
5.25% , 03/01/28 .................. 1,190 1,219,679
4.00% , 04/01/28 .................. 295 294,251
1.75% , 10/01/30 .................. 735 652,842
4.40% , 07/01/32 .................. 310 307,218
5.40% , 07/01/34 .................. 215 222,772
5.85% , 01/15/41 .................. 300 313,037
East Ohio Gas Co. (The)
(d)
2.00% , 06/15/30 .................. 925 834,617
3.00% , 06/15/50 .................. 915 597,959
ENN Energy Holdings Ltd.
(e)
4.63% , 05/17/27 .................. 800 802,109

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
71
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
2.63% , 09/17/30 .................. USD 600 $ 552,969
Ferrellgas LP
(d)
5.88% , 04/01/29 .................. 835 793,370
9.25% , 01/15/31 .................. 435 438,937
Infraestructura Energetica Nova SAPI de CV
(e)
4.88% , 01/14/48 .................. 410 330,466
4.75% , 01/15/51 .................. 1,000 781,247
KeySpan Gas East Corp.
(d)
5.99% , 03/06/33 .................. 525 555,822
5.82% , 04/01/41 .................. 500 501,504
3.59% , 01/18/52 .................. 575 392,306
Nakilat, Inc., 6.07%, 12/31/33
(d)
......... 737 784,104
National Fuel Gas Co.
3.95% , 09/15/27 .................. 487 483,921
4.75% , 09/01/28 .................. 460 463,384
5.50% , 03/15/30 .................. 375 387,343
2.95% , 03/01/31 .................. 450 409,547
5.95% , 03/15/35 .................. 285 297,254
ONE Gas, Inc.
5.10% , 04/01/29 .................. 550 566,568
2.00% , 05/15/30 .................. 245 223,647
4.25% , 09/01/32 .................. 270 267,195
4.66% , 02/01/44 .................. 315 285,856
4.50% , 11/01/48 .................. 400 346,439
Piedmont Natural Gas Co., Inc.
3.50% , 06/01/29 .................. 709 692,415
2.50% , 03/15/31 .................. 335 304,138
5.40% , 06/15/33 .................. 305 316,917
5.10% , 02/15/35 .................. 465 474,461
4.65% , 08/01/43 .................. 305 278,832
3.64% , 11/01/46 .................. 389 294,506
3.35% , 06/01/50 .................. 482 339,083
5.05% , 05/15/52 .................. 437 397,481
Promigas SA ESP, 3.75%, 10/16/29
(e)
...... 400 378,430
SGSP Australia Assets Pty. Ltd., 3.50%,
07/07/27
(e)
..................... 200 197,487
Snam SpA
(d)
5.00% , 05/28/30 .................. 600 610,503
5.75% , 05/28/35 .................. 600 623,271
6.50% , 05/28/55 .................. 360 386,896
South Jersey Industries, Inc., 5.02%, 04/15/31 285 246,805
Southern California Gas Co.
2.95% , 04/15/27 .................. 720 708,771
Series XX , 2.55% , 02/01/30 ........... 655 613,412
5.20% , 06/01/33 .................. 500 517,003
5.05% , 09/01/34 .................. 600 611,309
5.45% , 06/15/35 .................. 800 832,164
5.13% , 11/15/40 .................. 400 394,961
3.75% , 09/15/42 .................. 428 347,365
Series UU , 4.13% , 06/01/48 .......... 485 393,522
Series VV , 4.30% , 01/15/49 ........... 603 502,382
Series WW , 3.95% , 02/15/50 .......... 413 322,144
6.35% , 11/15/52 .................. 600 659,062
5.75% , 06/01/53 .................. 555 564,635
5.60% , 04/01/54 .................. 550 554,482
6.00% , 06/15/55 .................. 455 478,029
Southern Natural Gas Co. LLC
(d)
5.45% , 08/01/35 .................. 165 167,833
4.80% , 03/15/47 .................. 662 587,330
Southwest Gas Corp.
5.80% , 12/01/27 .................. 445 458,875
5.45% , 03/23/28 .................. 200 205,360
3.70% , 04/01/28 .................. 390 385,367
2.20% , 06/15/30 .................. 412 375,290
4.05% , 03/15/32 .................. 525 505,771
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
3.80% , 09/29/46 .................. USD 240 $ 184,760
4.15% , 06/01/49 .................. 248 201,796
3.18% , 08/15/51 .................. 590 412,263
Spire Missouri, Inc.
4.80% , 02/15/33 .................. 110 110,897
Series 2034 , 5.15% , 08/15/34 ......... 375 386,886
3.30% , 06/01/51 .................. 150 104,161
Suburban Propane Partners LP
5.88% , 03/01/27 .................. 370 369,956
5.00% , 06/01/31
(d)
................. 685 651,449
Superior Plus LP, 4.50%, 03/15/29
(d)
...... 585 567,382
Talent Yield International Ltd., 3.13%,
05/06/31
(e)
..................... 600 564,217
Washington Gas Light Co.
Series K , 3.80% , 09/15/46 ............ 427 330,645
3.65% , 09/15/49 .................. 868 638,699
52,084,544
Ground Transportation — 0.5%
Albion Financing 1 SARL, 7.00%, 05/21/30
(d)
. 1,065 1,103,135
Ashtead Capital, Inc.
(d)
4.38% , 08/15/27 .................. 905 903,827
4.00% , 05/01/28 .................. 570 565,189
4.25% , 11/01/29 .................. 985 970,809
2.45% , 08/12/31 .................. 780 692,475
5.50% , 08/11/32 .................. 345 355,657
5.55% , 05/30/33 .................. 650 670,327
5.95% , 10/15/33 .................. 320 338,046
5.80% , 04/15/34 .................. 770 807,105
Avis Budget Car Rental LLC
(d)
5.75% , 07/15/27 .................. 692 689,544
4.75% , 04/01/28 .................. 495 474,625
5.38% , 03/01/29
(c)
................. 645 621,657
8.25% , 01/15/30
(c)
................. 730 745,249
8.00% , 02/15/31
(c)
................. 500 508,195
8.38% , 06/15/32 .................. 360 369,142
Beacon Mobility Corp., 7.25%, 08/01/30
(d)
... 360 374,876
Brightline East LLC, 11.00%, 01/31/30
(c) (d)
... 1,045 408,498
Burlington Northern Santa Fe LLC
3.25% , 06/15/27 .................. 1,006 996,707
6.20% , 08/15/36 .................. 323 361,768
6.15% , 05/01/37 .................. 835 930,088
5.75% , 05/01/40 .................. 755 799,816
5.05% , 03/01/41 .................. 578 571,688
5.40% , 06/01/41 .................. 485 496,129
4.95% , 09/15/41 .................. 375 363,930
4.40% , 03/15/42 .................. 600 541,565
4.38% , 09/01/42 .................. 575 515,272
4.45% , 03/15/43 .................. 745 671,513
5.15% , 09/01/43 .................. 580 570,456
4.90% , 04/01/44 .................. 895 850,090
4.55% , 09/01/44 .................. 753 677,925
4.15% , 04/01/45 .................. 1,030 877,231
4.70% , 09/01/45 .................. 656 601,225
3.90% , 08/01/46 .................. 827 670,965
4.13% , 06/15/47 .................. 753 630,875
4.05% , 06/15/48 .................. 711 584,536
4.15% , 12/15/48 .................. 788 655,078
3.55% , 02/15/50 .................. 888 664,151
3.05% , 02/15/51 .................. 595 402,692
3.30% , 09/15/51 .................. 980 691,635
2.88% , 06/15/52 .................. 650 417,531
4.45% , 01/15/53 .................. 950 815,565
5.20% , 04/15/54 .................. 1,445 1,383,224
5.50% , 03/15/55 .................. 1,240 1,241,884

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
72
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
5.80% , 03/15/56 .................. USD 880 $ 914,143
Canadian National Railway Co.
6.90% , 07/15/28 .................. 613 658,486
3.85% , 08/05/32 .................. 685 660,685
5.85% , 11/01/33 .................. 165 179,753
6.25% , 08/01/34 .................. 536 595,600
4.38% , 09/18/34 .................. 690 676,194
6.20% , 06/01/36 .................. 565 631,506
6.38% , 11/15/37 .................. 420 471,528
3.20% , 08/02/46 .................. 723 528,314
3.65% , 02/03/48 .................. 729 565,802
4.45% , 01/20/49 .................. 777 680,900
2.45% , 05/01/50 .................. 740 443,744
4.40% , 08/05/52 .................. 770 661,837
6.13% , 11/01/53 .................. 250 274,839
Canadian Pacific Railway Co.
1.75% , 12/02/26 .................. 785 766,183
4.00% , 06/01/28 .................. 695 693,671
2.88% , 11/15/29 .................. 453 430,313
2.05% , 03/05/30
(c)
................. 685 624,888
4.80% , 03/30/30 .................. 600 614,229
7.13% , 10/15/31 .................. 473 537,189
2.45% , 12/02/31 .................. 1,475 1,314,558
5.20% , 03/30/35 .................. 515 530,530
4.80% , 09/15/35 .................. 345 341,769
5.95% , 05/15/37 .................. 570 613,152
3.00% , 12/02/41 .................. 702 528,206
4.30% , 05/15/43 .................. 443 386,816
4.80% , 08/01/45 .................. 387 358,454
4.95% , 08/15/45 .................. 235 221,358
4.70% , 05/01/48 .................. 475 426,153
3.50% , 05/01/50 .................. 525 386,462
3.10% , 12/02/51 .................. 1,730 1,171,666
4.20% , 11/15/69 .................. 279 214,670
6.13% , 09/15/2115 ................ 888 914,964
Carriage Purchaser, Inc., 7.88%, 10/15/29
(c) (d)
. 335 312,667
Central Japan Railway Co., 4.25%, 11/24/45
(d)
467 396,302
Clue Opco LLC, 9.50%, 10/15/31
(c) (d)
...... 720 732,672
CSX Corp.
2.60% , 11/01/26 .................. 595 586,362
3.25% , 06/01/27 .................. 934 923,153
3.80% , 03/01/28 .................. 962 957,289
4.25% , 03/15/29 .................. 1,343 1,351,737
2.40% , 02/15/30 .................. 567 529,717
4.10% , 11/15/32 .................. 1,020 1,001,526
5.20% , 11/15/33 .................. 545 568,315
5.05% , 06/15/35 .................. 890 904,728
6.00% , 10/01/36 .................. 410 446,343
6.15% , 05/01/37 .................. 647 714,544
6.22% , 04/30/40 .................. 705 778,342
5.50% , 04/15/41 .................. 415 425,644
4.75% , 05/30/42 .................. 609 572,772
4.40% , 03/01/43 .................. 363 322,815
4.10% , 03/15/44 .................. 930 793,982
3.80% , 11/01/46 .................. 848 678,143
4.30% , 03/01/48 .................. 911 773,802
4.75% , 11/15/48 .................. 748 676,612
4.50% , 03/15/49 .................. 412 359,173
3.35% , 09/15/49 .................. 658 472,821
3.80% , 04/15/50 .................. 510 397,321
3.95% , 05/01/50 .................. 600 479,498
2.50% , 05/15/51 .................. 615 371,211
4.50% , 11/15/52 .................. 943 815,193
4.50% , 08/01/54 .................. 535 458,288
4.90% , 03/15/55 .................. 190 174,337
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
4.25% , 11/01/66 .................. USD 650 $ 511,740
4.65% , 03/01/68 .................. 382 321,421
DAE Funding LLC, 3.38%, 03/20/28
(e)
..... 800 778,194
Dcli Bidco LLC, 7.75%, 11/15/29
(d)
........ 515 523,491
Empresa de Transporte de Pasajeros Metro
SA
(e)
3.65% , 05/07/30 .................. 400 389,220
5.00% , 01/25/47
(c)
................. 600 562,951
4.70% , 05/07/50 .................. 1,000 892,672
3.69% , 09/13/61 .................. 600 434,321
ENA Master Trust, 4.00%, 05/19/48
(e)
...... 400 308,053
EquipmentShare.com, Inc.
(d)
9.00% , 05/15/28 .................. 1,185 1,194,507
8.63% , 05/15/32 .................. 660 666,620
8.00% , 03/15/33 .................. 475 467,801
ERAC USA Finance LLC
(d)
3.30% , 12/01/26 .................. 973 965,442
4.60% , 05/01/28 .................. 875 885,881
5.00% , 02/15/29 .................. 795 815,162
4.90% , 05/01/33 .................. 985 999,037
6.70% , 06/01/34 .................. 210 237,545
5.20% , 10/30/34 .................. 720 742,959
7.00% , 10/15/37 .................. 1,045 1,214,406
5.63% , 03/15/42 .................. 719 735,823
4.50% , 02/15/45 .................. 736 651,424
4.20% , 11/01/46 .................. 475 399,914
5.40% , 05/01/53 .................. 1,040 1,027,023
Federal Express Corp. Pass-Through Trust,
Series 2020-1, Class AA, 1.88%, 02/20/34 . 615 536,564
First Student Bidco, Inc., 4.00%, 07/31/29
(d)
.. 816 788,939
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(d)
715 729,129
Georgian Railway JSC, 4.00%, 06/17/28
(e)
... 400 374,845
Guangzhou Metro Investment Finance BVI Ltd.,
2.31%, 09/17/30
(e)
................ 200 181,329
Hertz Corp. (The)
(d)
4.63% , 12/01/26
(c)
................. 492 477,982
12.63% , 07/15/29 ................. 1,190 1,179,042
5.00% , 12/01/29
(c)
................. 860 585,990
JB Hunt Transport Services, Inc., 4.90%,
03/15/30 ...................... 50 51,142
Lima Metro Line 2 Finance Ltd.
(e)
5.88% , 07/05/34
(c)
................. 419 434,683
4.35% , 04/05/36 .................. 612 592,459
Movida Europe SA, 7.85%, 04/11/29
(c) (e)
.... 400 365,910
MTR Corp. CI Ltd.
(e)
2.50% , 11/02/26 .................. 510 502,943
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.86%),
4.88%
(f) (h)
..................... 1,400 1,428,948
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.46%),
5.63%
(f) (h)
..................... 1,400 1,486,086
NESCO Holdings II, Inc., 5.50%, 04/15/29
(d)
.. 1,010 987,449
Norfolk Southern Corp.
7.80% , 05/15/27 .................. 310 327,378
3.15% , 06/01/27 .................. 350 345,158
3.80% , 08/01/28 .................. 783 779,135
2.55% , 11/01/29 .................. 440 414,925
5.05% , 08/01/30 .................. 644 667,350
2.30% , 05/15/31 .................. 947 856,727
3.00% , 03/15/32 .................. 535 492,895
4.45% , 03/01/33 .................. 515 513,309
5.55% , 03/15/34 .................. 460 486,730
5.10% , 05/01/35 .................. 220 224,791
4.84% , 10/01/41 .................. 620 590,003

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
73
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
3.95% , 10/01/42 .................. USD 565 $ 478,464
4.45% , 06/15/45 .................. 570 503,994
4.65% , 01/15/46 .................. 646 583,364
3.94% , 11/01/47 .................. 778 628,985
4.15% , 02/28/48 .................. 535 445,027
4.10% , 05/15/49 .................. 433 353,261
3.40% , 11/01/49 .................. 490 352,518
3.05% , 05/15/50 .................. 629 425,483
2.90% , 08/25/51 .................. 540 351,612
4.05% , 08/15/52 .................. 843 673,657
3.70% , 03/15/53 .................. 495 369,063
4.55% , 06/01/53 .................. 595 514,668
5.35% , 08/01/54
(c)
................. 940 920,410
3.16% , 05/15/55 .................. 767 506,275
5.95% , 03/15/64 .................. 515 543,664
5.10% , 08/01/2118 ................ 360 317,707
4.10% , 05/15/2121 ................ 600 421,372
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28
(e)
..................... 400 395,498
Penske Truck Leasing Co. LP
(d)
3.40% , 11/15/26 .................. 797 790,135
5.35% , 01/12/27 .................. 700 707,932
4.20% , 04/01/27 .................. 395 394,452
4.40% , 07/01/27 .................. 780 781,843
5.88% , 11/15/27 .................. 350 360,229
5.70% , 02/01/28 .................. 795 817,524
5.55% , 05/01/28 .................. 910 936,253
6.05% , 08/01/28 .................. 1,030 1,074,940
5.35% , 03/30/29 .................. 410 421,835
5.25% , 07/01/29 .................. 925 951,633
3.35% , 11/01/29 .................. 301 289,431
5.25% , 02/01/30 .................. 410 422,736
6.20% , 06/15/30 .................. 420 448,881
Rumo Luxembourg SARL
(e)
5.25% , 01/10/28
(c)
................. 400 398,022
4.20% , 01/18/32 .................. 600 550,673
RXO, Inc., 7.50%, 11/15/27
(d)
........... 395 403,583
Ryder System, Inc.
2.90% , 12/01/26 .................. 713 703,810
2.85% , 03/01/27 .................. 210 206,405
5.30% , 03/15/27 .................. 420 425,755
4.30% , 06/15/27 .................. 480 481,029
5.65% , 03/01/28 .................. 450 464,538
5.25% , 06/01/28 .................. 530 543,778
6.30% , 12/01/28 .................. 695 736,650
5.38% , 03/15/29 .................. 380 393,081
5.50% , 06/01/29 .................. 230 239,811
4.95% , 09/01/29 .................. 205 209,651
4.90% , 12/01/29 .................. 190 194,403
5.00% , 03/15/30 .................. 255 260,875
4.85% , 06/15/30 .................. 350 356,602
4.30% , 12/01/30 .................. 205 203,901
6.60% , 12/01/33 .................. 450 500,439
Sats Treasury Pte. Ltd., 4.83%, 01/23/29
(e)
.. 400 407,843
SF Holding Investment 2021 Ltd.
(e)
2.38% , 11/17/26 .................. 600 589,218
3.00% , 11/17/28 .................. 200 193,155
3.13% , 11/17/31 .................. 800 752,016
SF Holding Investment Ltd., 2.88%, 02/20/30
(e)
500 472,508
Simpar Europe SA, 5.20%, 01/26/31
(c) (e)
.... 600 462,364
SMBC Aviation Capital Finance DAC
(d)
5.45% , 05/03/28 .................. 450 460,778
2.30% , 06/15/28 .................. 440 417,740
5.30% , 04/03/29 .................. 715 734,367
5.10% , 04/01/30 .................. 200 204,658
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
5.70% , 07/25/33 .................. USD 1,065 $ 1,118,189
5.55% , 04/03/34 .................. 740 769,756
Star Leasing Co. LLC, 7.63%, 02/15/30
(d)
... 655 619,749
Transnet, 8.25%, 02/06/28
(e)
........... 1,000 1,059,706
Triton Container International Ltd.
3.15% , 06/15/31
(d)
................. 585 526,579
3.25% , 03/15/32 .................. 655 586,720
Uber Technologies, Inc.
4.50% , 08/15/29
(d)
................. 2,032 2,028,956
4.30% , 01/15/30 .................. 1,255 1,257,993
4.15% , 01/15/31 .................. 865 857,974
4.80% , 09/15/34 .................. 965 965,296
4.80% , 09/15/35 .................. 800 794,129
5.35% , 09/15/54 .................. 1,250 1,208,117
Union Pacific Corp.
2.15% , 02/05/27 .................. 883 864,342
3.00% , 04/15/27 .................. 505 498,415
3.95% , 09/10/28 .................. 1,360 1,358,873
6.63% , 02/01/29 .................. 465 500,688
3.70% , 03/01/29 .................. 999 987,230
2.40% , 02/05/30 .................. 947 882,276
2.38% , 05/20/31 .................. 1,200 1,094,920
2.80% , 02/14/32 .................. 1,140 1,041,142
4.50% , 01/20/33 .................. 680 683,552
3.38% , 02/01/35 .................. 815 736,207
5.10% , 02/20/35 .................. 830 854,731
2.89% , 04/06/36 .................. 565 476,950
3.60% , 09/15/37 .................. 413 367,809
3.55% , 08/15/39 .................. 555 473,775
3.20% , 05/20/41 .................. 752 591,210
3.38% , 02/14/42 .................. 530 421,790
4.05% , 11/15/45 .................. 560 468,168
4.05% , 03/01/46 .................. 600 497,189
3.35% , 08/15/46 .................. 270 200,210
4.00% , 04/15/47 .................. 640 520,651
4.50% , 09/10/48 .................. 482 419,218
4.30% , 03/01/49 .................. 640 539,162
3.25% , 02/05/50 .................. 1,811 1,279,408
3.80% , 10/01/51 .................. 1,055 812,907
2.95% , 03/10/52 .................. 900 589,004
4.95% , 09/09/52 .................. 605 563,689
3.50% , 02/14/53 .................. 1,316 956,070
4.95% , 05/15/53 .................. 535 499,401
5.60% , 12/01/54 .................. 790 798,385
3.88% , 02/01/55 .................. 476 365,377
3.95% , 08/15/59 .................. 580 440,494
3.84% , 03/20/60 .................. 1,855 1,371,374
3.55% , 05/20/61 .................. 440 302,771
2.97% , 09/16/62 .................. 1,109 664,809
5.15% , 01/20/63 .................. 470 442,473
4.10% , 09/15/67 .................. 569 432,486
3.75% , 02/05/70 .................. 763 529,120
3.80% , 04/06/71 .................. 619 435,780
3.85% , 02/14/72 .................. 390 277,912
Vortex Opco LLC, 8.00%, 04/30/30
(d) (j)
..... 149 13,973
Watco Cos. LLC, 7.13%, 08/01/32
(d)
...... 845 875,303
Xin Yue Co. Ltd., 2.36%, 01/25/27
(e)
....... 200 194,085
XPO CNW, Inc., 6.70%, 05/01/34 ........ 305 325,176
XPO, Inc.
(d)
6.25% , 06/01/28 .................. 915 933,946
7.13% , 06/01/31 .................. 522 544,892
7.13% , 02/01/32 .................. 690 726,401
167,500,621

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
74
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.3%
180 Medical, Inc., 5.30%, 10/08/35
(d)
...... USD 400 $ 396,023
Abbott Laboratories
3.75% , 11/30/26 .................. 2,103 2,101,548
1.15% , 01/30/28 .................. 1,208 1,141,245
1.40% , 06/30/30 .................. 728 650,615
4.75% , 11/30/36 .................. 1,150 1,160,971
6.15% , 11/30/37 .................. 500 562,968
6.00% , 04/01/39 .................. 560 623,434
5.30% , 05/27/40 .................. 818 849,434
4.75% , 04/15/43 .................. 805 772,272
4.90% , 11/30/46 .................. 2,996 2,871,782
Alcon Finance Corp.
(d)
3.00% , 09/23/29 .................. 1,230 1,172,168
2.60% , 05/27/30 .................. 520 481,450
5.38% , 12/06/32 .................. 895 933,287
3.80% , 09/23/49 .................. 475 365,680
5.75% , 12/06/52 .................. 550 564,342
Avantor Funding, Inc.
(d)
4.63% , 07/15/28 .................. 1,573 1,547,233
3.88% , 11/01/29 .................. 787 747,345
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
... 1,366 1,427,470
Baxter International, Inc.
1.92% , 02/01/27 .................. 1,480 1,438,065
2.27% , 12/01/28 .................. 1,345 1,262,358
3.95% , 04/01/30 .................. 755 735,935
1.73% , 04/01/31 .................. 775 664,970
2.54% , 02/01/32 .................. 1,210 1,058,177
3.50% , 08/15/46 .................. 296 214,129
3.13% , 12/01/51 .................. 795 513,563
Becton Dickinson & Co.
3.70% , 06/06/27 .................. 1,251 1,242,673
4.69% , 02/13/28 .................. 1,060 1,071,620
4.87% , 02/08/29 .................. 440 448,069
5.08% , 06/07/29 .................. 600 615,743
2.82% , 05/20/30 .................. 1,010 948,032
1.96% , 02/11/31 .................. 950 839,801
4.30% , 08/22/32 .................. 480 471,612
5.11% , 02/08/34 .................. 175 178,603
4.69% , 12/15/44 .................. 744 665,793
4.67% , 06/06/47 .................. 1,680 1,485,798
3.79% , 05/20/50 .................. 595 453,185
Boston Scientific Corp.
4.00% , 03/01/28 .................. 886 888,411
2.65% , 06/01/30 .................. 1,535 1,438,893
6.50% , 11/15/35 .................. 200 223,601
4.55% , 03/01/39 .................. 541 518,102
7.38% , 01/15/40 .................. 235 285,684
4.70% , 03/01/49 .................. 831 756,903
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30 .. 665 617,066
DH Europe Finance II SARL
2.60% , 11/15/29 .................. 787 743,113
3.25% , 11/15/39 .................. 925 759,539
3.40% , 11/15/49 .................. 930 685,956
Edwards Lifesciences Corp., 4.30%, 06/15/28 885 886,987
Embecta Corp.
(d)
5.00% , 02/15/30
(c)
................. 530 502,679
6.75% , 02/15/30 .................. 235 232,324
GE HealthCare Technologies, Inc.
5.65% , 11/15/27 .................. 1,913 1,968,815
4.80% , 08/14/29 .................. 1,225 1,249,814
5.86% , 03/15/30 .................. 925 979,485
4.80% , 01/15/31 .................. 385 391,910
5.91% , 11/22/32 .................. 1,475 1,586,393
5.50% , 06/15/35 .................. 480 497,252
6.38% , 11/22/52 .................. 1,060 1,164,514
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Hologic, Inc.
(d)
4.63% , 02/01/28 .................. USD 496 $ 495,576
3.25% , 02/15/29 .................. 930 917,855
Insulet Corp., 6.50%, 04/01/33
(d)
......... 80 83,296
Koninklijke Philips NV
6.88% , 03/11/38 .................. 780 880,670
5.00% , 03/15/42 .................. 610 575,945
Medline Borrower LP
(d)
3.88% , 04/01/29 .................. 3,840 3,730,502
6.25% , 04/01/29 .................. 1,355 1,394,306
5.25% , 10/01/29 .................. 2,340 2,330,214
Medtronic Global Holdings SCA
4.25% , 03/30/28 .................. 830 834,075
4.50% , 03/30/33 .................. 1,055 1,056,235
Medtronic, Inc.
4.38% , 03/15/35 .................. 1,983 1,948,882
4.63% , 03/15/45 .................. 1,925 1,769,626
Neogen Food Safety Corp., 8.63%, 07/20/30
(d)
387 408,346
Olympus Corp., 2.14%, 12/08/26
(d)
....... 323 315,558
Smith & Nephew plc
5.15% , 03/20/27 .................. 60 60,725
2.03% , 10/14/30 .................. 1,110 993,798
5.40% , 03/20/34 .................. 765 791,277
Solventum Corp.
5.45% , 02/25/27 .................. 111 112,574
5.40% , 03/01/29 .................. 674 695,914
5.45% , 03/13/31 .................. 785 816,976
5.60% , 03/23/34 .................. 1,645 1,710,864
5.90% , 04/30/54 .................. 1,350 1,374,805
Sotera Health Holdings LLC, 7.38%, 06/01/31
(d)
770 809,849
STERIS Irish FinCo UnLtd. Co.
2.70% , 03/15/31 .................. 687 627,240
3.75% , 03/15/51 .................. 745 551,000
Stryker Corp.
4.55% , 02/10/27 .................. 600 604,191
4.70% , 02/10/28 .................. 600 608,355
3.65% , 03/07/28 .................. 971 964,005
4.85% , 12/08/28 .................. 760 777,749
4.25% , 09/11/29 .................. 1,060 1,065,157
4.85% , 02/10/30 .................. 695 712,908
1.95% , 06/15/30 .................. 1,392 1,259,669
4.63% , 09/11/34 .................. 360 358,203
5.20% , 02/10/35 .................. 700 721,203
4.10% , 04/01/43 .................. 339 291,557
4.38% , 05/15/44 .................. 582 513,835
4.63% , 03/15/46 .................. 930 844,803
2.90% , 06/15/50 .................. 271 182,024
Teleflex, Inc.
4.63% , 11/15/27 .................. 505 502,180
4.25% , 06/01/28
(d)
................. 540 528,244
Varex Imaging Corp., 7.88%, 10/15/27
(d)
.... 334 340,692
Zimmer Biomet Holdings, Inc.
4.70% , 02/19/27 .................. 350 352,270
5.35% , 12/01/28 .................. 595 614,997
5.05% , 02/19/30 .................. 500 513,926
2.60% , 11/24/31 .................. 1,060 954,627
5.20% , 09/15/34 .................. 560 573,424
5.50% , 02/19/35 .................. 350 364,970
5.75% , 11/30/39 .................. 290 302,642
4.45% , 08/15/45 .................. 575 505,578
88,798,151

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
75
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 1.2%
180 Medical, Inc., 3.88%, 10/15/29
(d)
...... USD 512 $ 494,869
Acadia Healthcare Co., Inc.
(d)
5.50% , 07/01/28 .................. 505 501,554
5.00% , 04/15/29 .................. 510 499,236
7.38% , 03/15/33
(c)
................. 465 481,275
AdaptHealth LLC
(d)
6.13% , 08/01/28 .................. 415 414,871
4.63% , 08/01/29 .................. 605 574,267
5.13% , 03/01/30 .................. 670 641,453
AdventHealth Obligated Group, Series E,
2.80%, 11/15/51 ................. 121 77,320
Adventist Health System
Series 2025 , 4.74% , 12/01/30 ......... 280 281,855
5.43% , 03/01/32 .................. 400 411,771
5.76% , 12/01/34 .................. 130 134,395
3.63% , 03/01/49 .................. 344 239,732
Advocate Health & Hospitals Corp.
3.83% , 08/15/28 .................. 537 534,329
Series 2020 , 2.21% , 06/15/30 ......... 300 275,827
4.27% , 08/15/48 .................. 545 463,157
3.39% , 10/15/49 .................. 453 332,678
Series 2020 , 3.01% , 06/15/50 ......... 392 265,652
Aetna, Inc.
6.63% , 06/15/36 .................. 805 881,394
6.75% , 12/15/37 .................. 460 509,683
4.50% , 05/15/42 .................. 330 285,146
4.75% , 03/15/44 .................. 773 670,288
3.88% , 08/15/47 .................. 100 75,603
AHP Health Partners, Inc., 5.75%, 07/15/29
(d)
. 350 348,609
AHS Hospital Corp.
5.02% , 07/01/45 .................. 345 331,077
Series 2021 , 2.78% , 07/01/51 ......... 408 260,862
Allina Health System
Series 2019 , 3.89% , 04/15/49 ......... 236 186,478
Series 2021 , 2.90% , 11/15/51 ......... 405 260,702
Ascension Health
Series B , 2.53% , 11/15/29 ............ 747 704,517
Series B , 3.11% , 11/15/39 ............ 234 186,067
3.95% , 11/15/46 .................. 1,160 955,028
4.85% , 11/15/53
(c)
................. 560 515,964
Banner Health
2.34% , 01/01/30 .................. 385 358,231
1.90% , 01/01/31 .................. 430 383,754
2.91% , 01/01/42 .................. 134 100,187
Series 2020 , 3.18% , 01/01/50 ......... 335 234,338
2.91% , 01/01/51 .................. 573 375,232
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50 ......... 440 321,818
BayCare Health System, Inc., Series 2020,
3.83%, 11/15/50 ................. 684 538,457
Baylor Scott & White Holdings
Series 2021 , 1.78% , 11/15/30 ......... 195 173,987
4.19% , 11/15/45 .................. 371 317,736
3.97% , 11/15/46 .................. 555 457,690
Series 2021 , 2.84% , 11/15/50 ......... 968 632,179
Beth Israel Lahey Health, Inc., Series L, 3.08%,
07/01/51
(c)
..................... 564 374,461
Bon Secours Mercy Health, Inc.
Series 2018 , 4.30% , 07/01/28 ......... 351 350,657
3.46% , 06/01/30 .................. 688 669,952
Cardinal Health, Inc.
4.70% , 11/15/26 .................. 300 302,025
3.41% , 06/15/27 .................. 1,282 1,268,950
5.13% , 02/15/29 .................. 960 986,616
5.00% , 11/15/29 .................. 395 405,487
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.50% , 09/15/30 .................. USD 420 $ 422,411
5.45% , 02/15/34 .................. 630 655,640
5.35% , 11/15/34 .................. 590 607,300
5.15% , 09/15/35 .................. 545 550,546
4.60% , 03/15/43 .................. 365 321,481
4.50% , 11/15/44 .................. 371 320,710
4.90% , 09/15/45 .................. 448 407,329
4.37% , 06/15/47 .................. 594 499,653
5.75% , 11/15/54 .................. 650 659,995
Catholic Health Services of Long Island
Obligated Group, Series 2020, 3.37%,
07/01/50 ...................... 515 361,702
Cedars-Sinai Health System, Series 2021,
2.29%, 08/15/31 ................. 110 98,895
Cencora, Inc.
3.45% , 12/15/27 .................. 834 823,251
4.63% , 12/15/27 .................. 230 232,570
4.85% , 12/15/29 .................. 435 444,430
2.80% , 05/15/30 .................. 942 885,040
2.70% , 03/15/31 .................. 830 762,727
5.13% , 02/15/34 .................. 660 676,959
5.15% , 02/15/35 .................. 275 282,007
4.25% , 03/01/45 .................. 585 495,725
4.30% , 12/15/47 .................. 549 458,177
Centene Corp.
4.25% , 12/15/27 .................. 2,464 2,426,844
2.45% , 07/15/28 .................. 1,820 1,695,630
4.63% , 12/15/29 .................. 3,418 3,316,045
3.38% , 02/15/30 .................. 1,852 1,704,968
3.00% , 10/15/30 .................. 1,735 1,551,678
2.50% , 03/01/31 .................. 1,758 1,513,879
2.63% , 08/01/31 .................. 1,035 888,297
Children's Health System of Texas, 2.51%,
08/15/50 ...................... 424 255,931
Children's Hospital Corp. (The)
Series 2017 , 4.12% , 01/01/47 ......... 285 241,425
Series 2020 , 2.59% , 02/01/50 ......... 265 165,247
Children's Hospital Medical Center, 4.27%,
05/15/44 ...................... 300 266,571
Children's Hospital of Philadelphia (The), Series
2020, 2.70%, 07/01/50 ............. 305 195,301
Children's Hospital/DC, Series 2020, 2.93%,
07/15/50
(c)
..................... 388 256,239
CHRISTUS Health, Series C, 4.34%, 07/01/28 591 592,014
Cigna Group (The)
3.40% , 03/01/27 .................. 1,544 1,530,434
3.05% , 10/15/27 .................. 692 679,453
4.38% , 10/15/28 .................. 2,755 2,771,634
5.00% , 05/15/29 .................. 825 845,913
2.40% , 03/15/30 .................. 1,602 1,481,330
4.50% , 09/15/30 .................. 785 788,126
2.38% , 03/15/31 .................. 1,300 1,171,097
5.13% , 05/15/31 .................. 685 709,275
4.88% , 09/15/32 .................. 790 796,698
5.40% , 03/15/33 .................. 1,028 1,070,929
5.25% , 02/15/34 .................. 885 910,084
5.25% , 01/15/36 .................. 825 837,681
4.80% , 08/15/38 .................. 2,290 2,180,042
3.20% , 03/15/40 .................. 550 429,327
6.13% , 11/15/41 .................. 412 438,268
4.80% , 07/15/46 .................. 1,360 1,216,397
3.88% , 10/15/47 .................. 1,022 793,388
4.90% , 12/15/48 .................. 2,747 2,461,416
3.40% , 03/15/50 .................. 820 574,374
3.40% , 03/15/51 .................. 1,456 1,017,053

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
76
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.60% , 02/15/54 .................. USD 1,105 $ 1,086,695
6.00% , 01/15/56 .................. 1,095 1,132,396
City of Hope
Series 2013 , 5.62% , 11/15/43 ......... 300 300,057
Series 2018 , 4.38% , 08/15/48 ......... 318 266,611
Cleveland Clinic Foundation (The), 4.86%,
01/01/2114 .................... 320 280,014
CommonSpirit Health
6.07% , 11/01/27 .................. 170 175,766
3.35% , 10/01/29 .................. 557 537,640
4.35% , 09/01/30 .................. 310 309,142
2.78% , 10/01/30 .................. 388 360,185
5.21% , 12/01/31 .................. 525 542,081
5.32% , 12/01/34 .................. 670 684,753
4.98% , 09/01/35 .................. 340 338,393
4.35% , 11/01/42 .................. 978 854,048
5.58% , 09/01/45 .................. 95 94,377
3.82% , 10/01/49 .................. 660 503,178
4.19% , 10/01/49 .................. 787 634,473
3.91% , 10/01/50 .................. 620 472,587
6.46% , 11/01/52 .................. 205 225,135
5.55% , 12/01/54 .................. 205 200,197
5.66% , 09/01/55 .................. 110 109,406
Community Health Network, Inc., Series 20-A,
3.10%, 05/01/50 ................. 580 380,565
Community Health Systems, Inc.
(d)
6.00% , 01/15/29 .................. 515 509,875
6.88% , 04/15/29 .................. 1,190 1,077,910
6.13% , 04/01/30 .................. 1,175 986,803
5.25% , 05/15/30 .................. 1,380 1,293,487
4.75% , 02/15/31 .................. 995 888,371
10.88% , 01/15/32 ................. 1,820 1,960,520
9.75% , 01/15/34 .................. 1,575 1,667,202
Concentra Health Services, Inc., 6.88%,
07/15/32
(d)
..................... 692 722,318
Corewell Health Obligated Group, Series 19A,
3.49%, 07/15/49 ................. 555 411,259
Cottage Health Obligated Group, Series 2020,
3.30%, 11/01/49 ................. 439 313,682
CVS Health Corp.
3.63% , 04/01/27 .................. 757 750,704
6.25% , 06/01/27 .................. 279 287,480
1.30% , 08/21/27 .................. 2,025 1,923,608
4.30% , 03/25/28 .................. 4,020 4,026,054
5.00% , 01/30/29 .................. 806 822,585
5.40% , 06/01/29 .................. 810 837,670
3.25% , 08/15/29 .................. 1,580 1,518,983
5.13% , 02/21/30 .................. 1,403 1,440,561
3.75% , 04/01/30 .................. 1,270 1,234,749
1.75% , 08/21/30 .................. 1,304 1,149,293
5.25% , 01/30/31 .................. 745 768,269
1.88% , 02/28/31 .................. 1,308 1,141,052
5.55% , 06/01/31 .................. 980 1,027,169
2.13% , 09/15/31 .................. 1,045 910,946
5.00% , 09/15/32 .................. 575 584,102
5.25% , 02/21/33 .................. 1,645 1,690,055
5.30% , 06/01/33 .................. 1,255 1,289,105
5.70% , 06/01/34 .................. 1,420 1,483,853
4.88% , 07/20/35 .................. 866 848,985
5.45% , 09/15/35 .................. 990 1,010,312
4.78% , 03/25/38 .................. 4,857 4,559,014
6.13% , 09/15/39 .................. 596 622,665
4.13% , 04/01/40 .................. 514 439,815
2.70% , 08/21/40 .................. 60 42,874
5.30% , 12/05/43 .................. 866 818,849
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.00% , 06/01/44 .................. USD 755 $ 764,866
5.13% , 07/20/45 .................. 2,760 2,504,341
5.05% , 03/25/48 .................. 7,163 6,412,397
4.25% , 04/01/50 .................. 1,009 796,553
5.63% , 02/21/53 .................. 1,100 1,041,574
5.88% , 06/01/53 .................. 1,220 1,197,506
6.05% , 06/01/54 .................. 1,050 1,059,690
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.52%), 6.75% ,
12/10/54
(f)
.................... 755 785,039
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.89%), 7.00% ,
03/10/55
(f)
.................... 2,205 2,317,372
6.20% , 09/15/55 .................. 1,040 1,067,941
6.00% , 06/01/63 .................. 360 354,555
6.25% , 09/15/65 .................. 545 554,577
Dartmouth-Hitchcock Health, Series B, 4.18%,
08/01/48 ...................... 440 350,979
DaVita, Inc.
(d)
4.63% , 06/01/30 .................. 2,436 2,350,642
3.75% , 02/15/31 .................. 1,380 1,267,974
6.88% , 09/01/32 .................. 1,015 1,051,659
6.75% , 07/15/33 .................. 785 814,165
Dignity Health
4.50% , 11/01/42
(c)
................. 445 392,250
5.27% , 11/01/64 .................. 238 217,615
Duke University Health System, Inc., Series
2017, 3.92%, 06/01/47 ............. 558 454,991
Elevance Health, Inc.
3.65% , 12/01/27 .................. 1,744 1,730,264
4.10% , 03/01/28 .................. 1,420 1,418,437
4.00% , 09/15/28 .................. 575 572,471
5.15% , 06/15/29 .................. 550 566,311
2.88% , 09/15/29 .................. 1,028 978,248
4.75% , 02/15/30 .................. 770 784,189
2.25% , 05/15/30 .................. 1,229 1,123,466
2.55% , 03/15/31 .................. 1,195 1,087,473
4.95% , 11/01/31 .................. 895 913,400
4.10% , 05/15/32 .................. 650 631,318
4.60% , 09/15/32 .................. 625 622,227
5.50% , 10/15/32 .................. 580 609,497
4.75% , 02/15/33 .................. 880 883,467
5.38% , 06/15/34 .................. 1,100 1,135,695
5.95% , 12/15/34 .................. 278 297,045
5.20% , 02/15/35 .................. 1,115 1,136,883
5.00% , 01/15/36 .................. 575 572,600
5.85% , 01/15/36 .................. 90 95,436
6.38% , 06/15/37 .................. 395 433,976
4.63% , 05/15/42 .................. 835 756,988
4.65% , 01/15/43 .................. 950 856,216
5.10% , 01/15/44 .................. 510 482,750
4.65% , 08/15/44 .................. 715 636,185
4.38% , 12/01/47 .................. 1,311 1,096,376
4.55% , 03/01/48 .................. 802 687,097
3.70% , 09/15/49 .................. 762 564,928
3.13% , 05/15/50 .................. 901 600,324
3.60% , 03/15/51 .................. 1,175 846,643
4.55% , 05/15/52 .................. 665 558,669
6.10% , 10/15/52 .................. 700 732,000
5.13% , 02/15/53 .................. 875 799,694
5.65% , 06/15/54 .................. 905 890,975
5.70% , 02/15/55 .................. 1,125 1,110,834
5.70% , 09/15/55
(c)
................. 865 860,800
5.85% , 11/01/64 .................. 765 761,542

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
77
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Encompass Health Corp.
4.50% , 02/01/28 .................. USD 914 $ 907,125
4.75% , 02/01/30 .................. 825 815,404
4.63% , 04/01/31 .................. 455 444,042
Franciscan Missionaries of Our Lady Health
System, Inc., Series B, 3.91%, 07/01/49
(c)
. 488 379,278
Fred Hutchinson Cancer Center, Series 2022,
4.97%, 01/01/52 ................. 284 261,792
Fresenius Medical Care US Finance III, Inc.
(d)
1.88% , 12/01/26 .................. 933 907,194
3.75% , 06/15/29 .................. 498 484,531
2.38% , 02/16/31 .................. 975 863,524
3.00% , 12/01/31 .................. 750 671,827
Global Medical Response, Inc., 7.38%,
10/01/32
(d)
..................... 130 136,057
Hackensack Meridian Health, Inc.
Series 2020 , 2.68% , 09/01/41 ......... 320 232,398
4.21% , 07/01/48 .................. 583 490,097
Series 2020 , 2.88% , 09/01/50 ......... 567 369,876
4.50% , 07/01/57 .................. 255 218,961
HAH Group Holding Co. LLC, 9.75%,
10/01/31
(d)
..................... 620 587,999
Hartford HealthCare Corp., 3.45%, 07/01/54 . 540 393,639
HCA, Inc.
4.50% , 02/15/27 .................. 1,503 1,505,070
3.13% , 03/15/27 .................. 690 680,960
5.00% , 03/01/28 .................. 255 259,637
5.20% , 06/01/28 .................. 1,050 1,074,860
5.63% , 09/01/28 .................. 1,410 1,454,032
5.88% , 02/01/29 .................. 1,210 1,259,564
3.38% , 03/15/29 .................. 370 359,797
4.13% , 06/15/29 .................. 1,904 1,889,697
5.25% , 03/01/30 .................. 525 541,978
3.50% , 09/01/30 .................. 2,519 2,418,020
4.30% , 11/15/30 .................. 510 507,504
5.45% , 04/01/31 .................. 1,230 1,279,824
2.38% , 07/15/31 .................. 1,205 1,074,298
5.50% , 03/01/32 .................. 925 965,495
3.63% , 03/15/32 .................. 1,835 1,726,889
4.60% , 11/15/32 .................. 810 804,970
5.50% , 06/01/33 .................. 1,185 1,233,885
5.60% , 04/01/34 .................. 1,245 1,296,175
5.45% , 09/15/34 .................. 1,205 1,238,881
5.75% , 03/01/35 .................. 1,405 1,473,671
4.90% , 11/15/35 .................. 710 699,541
5.13% , 06/15/39 .................. 1,022 993,400
4.38% , 03/15/42 .................. 525 453,086
5.50% , 06/15/47 .................. 1,407 1,350,473
5.25% , 06/15/49 .................. 1,837 1,682,272
3.50% , 07/15/51 .................. 1,370 947,256
4.63% , 03/15/52 .................. 1,945 1,614,244
5.90% , 06/01/53 .................. 855 849,663
6.00% , 04/01/54 .................. 1,460 1,471,679
5.95% , 09/15/54 .................. 930 932,178
6.20% , 03/01/55 .................. 1,200 1,245,306
5.70% , 11/15/55
(c)
................. 1,050 1,018,849
6.10% , 04/01/64 .................. 625 631,500
Health Care Service Corp.
(d)
2.20% , 06/01/30 .................. 806 731,392
3.20% , 06/01/50 .................. 625 407,974
Health Care Service Corp. A Mutual Legal
Reserve Co.
(d)
5.20% , 06/15/29 .................. 950 974,450
5.45% , 06/15/34 .................. 860 883,682
5.88% , 06/15/54 .................. 1,090 1,074,186
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
HealthEquity, Inc., 4.50%, 10/01/29
(d)
...... USD 615 $ 598,768
Heartland Dental LLC, 10.50%, 04/30/28
(d)
.. 147 154,912
Highmark, Inc., 2.55%, 05/10/31
(d)
........ 683 602,309
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52
(c)
..................... 693 539,437
Horizon Mutual Holdings, Inc., 6.20%,
11/15/34
(d)
..................... 215 210,591
Humana, Inc.
1.35% , 02/03/27 .................. 657 634,372
3.95% , 03/15/27 .................. 771 767,890
5.75% , 03/01/28 .................. 680 701,272
5.75% , 12/01/28 .................. 548 569,966
3.70% , 03/23/29 .................. 820 802,423
3.13% , 08/15/29 .................. 493 470,882
4.88% , 04/01/30 .................. 530 536,754
5.38% , 04/15/31 .................. 990 1,022,671
2.15% , 02/03/32 .................. 730 628,666
5.88% , 03/01/33 .................. 565 595,441
5.95% , 03/15/34 .................. 725 763,589
5.55% , 05/01/35 .................. 650 664,873
4.63% , 12/01/42 .................. 445 386,652
4.95% , 10/01/44 .................. 772 688,074
4.80% , 03/15/47 .................. 447 383,172
3.95% , 08/15/49 .................. 530 395,783
5.50% , 03/15/53 .................. 495 458,242
5.75% , 04/15/54 .................. 990 948,038
6.00% , 05/01/55 .................. 365 363,305
Icon Investments Six DAC
5.81% , 05/08/27 .................. 590 601,794
5.85% , 05/08/29 .................. 480 501,657
6.00% , 05/08/34 .................. 350 367,084
Indiana University Health, Inc. Obligated Group
3.97% , 11/01/48 .................. 590 481,637
Series 2021 , 2.85% , 11/01/51 ......... 310 200,947
Inova Health System Foundation, 4.07%,
05/15/52 ...................... 420 341,498
Integris Baptist Medical Center, Inc., Series A,
3.88%, 08/15/50 ................. 525 387,588
Iowa Health System, Series 2020, 3.67%,
02/15/50 ...................... 415 314,513
Johns Hopkins Health System Corp. (The),
3.84%, 05/15/46 ................. 376 305,777
Kaiser Foundation Hospitals
3.15% , 05/01/27 .................. 160 158,291
Series 2021 , 2.81% , 06/01/41 ......... 1,102 823,614
4.88% , 04/01/42 .................. 591 569,022
4.15% , 05/01/47 .................. 1,515 1,281,784
Series 2019 , 3.27% , 11/01/49 ......... 1,062 759,243
Series 2021 , 3.00% , 06/01/51 ......... 1,239 830,670
Kedrion SpA, 6.50%, 09/01/29
(d)
......... 813 797,290
Laboratory Corp. of America Holdings
3.60% , 09/01/27 .................. 828 821,809
2.95% , 12/01/29 .................. 791 751,782
4.35% , 04/01/30 .................. 745 745,607
2.70% , 06/01/31 .................. 675 617,275
4.55% , 04/01/32 .................. 575 572,116
4.80% , 10/01/34 .................. 625 618,931
4.70% , 02/01/45 .................. 908 818,312
LifePoint Health, Inc.
(d)
5.38% , 01/15/29
(c)
................. 503 487,188
9.88% , 08/15/30 .................. 840 907,242
11.00% , 10/15/30 ................. 975 1,074,846
8.38% , 02/15/32 .................. 675 729,056
10.00% , 06/01/32 ................. 805 856,119

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
78
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Mass General Brigham, Inc.
Series 2017 , 3.77% , 07/01/48 ......... USD 486 $ 382,134
Series 2020 , 3.19% , 07/01/49 ......... 450 317,757
Series 2015 , 4.12% , 07/01/55
(c)
........ 135 112,015
Series 2020 , 3.34% , 07/01/60 ......... 558 376,624
Mayo Clinic
3.77% , 11/15/43 .................. 365 300,726
Series 2013 , 4.00% , 11/15/47 ......... 260 208,893
Series 2016 , 4.13% , 11/15/52 ......... 345 283,865
Series 2021 , 3.20% , 11/15/61 ......... 464 304,896
McKesson Corp.
3.95% , 02/16/28 .................. 705 702,943
4.90% , 07/15/28 .................. 757 773,865
4.25% , 09/15/29 .................. 425 426,399
4.65% , 05/30/30 .................. 745 757,089
4.95% , 05/30/32 .................. 680 698,075
5.10% , 07/15/33 .................. 352 363,666
5.25% , 05/30/35 .................. 685 708,304
McLaren Health Care Corp., Series A, 4.39%,
05/15/48 ...................... 415 350,448
MedStar Health, Inc., Series 20A, 3.63%,
08/15/49 ...................... 400 295,953
Memorial Health Services, 3.45%, 11/01/49 .. 419 304,657
Memorial Sloan-Kettering Cancer Center
5.00% , 07/01/42 .................. 530 516,233
Series 2020 , 2.96% , 01/01/50 ......... 330 224,292
4.13% , 07/01/52 .................. 402 331,920
Series 2015 , 4.20% , 07/01/55 ......... 466 392,627
Methodist Hospital (The), Series 20A, 2.71%,
12/01/50 ...................... 638 403,085
Molina Healthcare, Inc.
(d)
4.38% , 06/15/28 .................. 890 868,660
3.88% , 11/15/30 .................. 655 604,986
3.88% , 05/15/32 .................. 752 678,635
6.25% , 01/15/33 .................. 765 769,345
Montefiore Obligated Group
Series 18-C , 5.25% , 11/01/48 ......... 462 378,663
4.29% , 09/01/50 .................. 312 217,841
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ......... 305 234,224
MPH Acquisition Holdings LLC, 5.75%,
12/31/30
(d)
..................... 775 703,652
MyMichigan Health, Series 2020, 3.41%,
06/01/50 ...................... 491 350,119
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ...................... 263 232,066
New York & Presbyterian Hospital (The)
2.26% , 08/01/40 .................. 105 74,279
4.02% , 08/01/45 .................. 515 434,463
4.06% , 08/01/56 .................. 350 282,517
2.61% , 08/01/60 .................. 208 117,675
Series 2019 , 3.95% , 08/01/2119 ........ 572 404,127
Northwell Healthcare, Inc.
3.98% , 11/01/46 .................. 472 374,700
4.26% , 11/01/47 .................. 820 682,813
3.81% , 11/01/49 .................. 570 428,868
Northwestern Memorial Healthcare Obligated
Group, Series 2021, 2.63%, 07/15/51 .... 285 179,128
Novant Health, Inc.
2.64% , 11/01/36 .................. 180 144,720
3.17% , 11/01/51 .................. 732 502,511
3.32% , 11/01/61 .................. 314 207,471
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery, Series
2020, 2.67%, 10/01/50 ............. 385 240,417
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
NYU Langone Hospitals
Series 13-A , 5.75% , 07/01/43 ......... USD 140 $ 145,490
4.78% , 07/01/44 .................. 290 268,022
4.37% , 07/01/47 .................. 765 674,442
Series 2020 , 3.38% , 07/01/55
(c)
........ 215 151,535
OhioHealth Corp.
2.83% , 11/15/41 .................. 399 295,381
Series 2020 , 3.04% , 11/15/50 ......... 390 269,729
Option Care Health, Inc., 4.38%, 10/31/29
(d)
.. 524 506,500
Orlando Health Obligated Group
5.48% , 10/01/35 .................. 365 383,339
4.09% , 10/01/48 .................. 220 181,593
3.33% , 10/01/50 .................. 430 311,893
Owens & Minor, Inc.
(c)(d)
4.50% , 03/31/29 .................. 505 386,084
6.63% , 04/01/30 .................. 560 426,242
Paradigm Parent LLC, 8.75%, 04/17/32
(d)
... 335 318,126
PeaceHealth Obligated Group
4.34% , 11/15/28 .................. 95 95,453
4.86% , 11/15/32 .................. 120 121,351
Series 2018 , 4.79% , 11/15/48 ......... 387 340,635
Series 2020 , 3.22% , 11/15/50 ......... 398 264,233
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(d)
..................... 410 407,519
Piedmont Healthcare, Inc.
Series 2032 , 2.04% , 01/01/32 ......... 180 155,630
Series 2042 , 2.72% , 01/01/42 ......... 333 239,050
2.86% , 01/01/52 .................. 561 360,570
Presbyterian Healthcare Services, 4.88%,
08/01/52 ...................... 498 452,537
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(d)
..................... 1,535 1,615,250
Providence St Joseph Health Obligated Group
Series 19A , 2.53% , 10/01/29 .......... 196 184,088
5.37% , 10/01/32 .................. 525 543,588
5.40% , 10/01/33 .................. 710 733,287
Series I , 3.74% , 10/01/47 ............ 810 621,649
Series A , 3.93% , 10/01/48 ............ 430 337,739
Series 21A , 2.70% , 10/01/51 .......... 205 123,910
Queen's Health Systems (The), 4.81%,
07/01/52 ...................... 251 228,349
Quest Diagnostics, Inc.
4.60% , 12/15/27 .................. 790 798,875
4.20% , 06/30/29 .................. 420 420,813
4.63% , 12/15/29 .................. 460 467,382
2.95% , 06/30/30 .................. 1,006 948,209
2.80% , 06/30/31 .................. 760 698,793
6.40% , 11/30/33 .................. 715 792,850
5.00% , 12/15/34 .................. 545 550,225
4.70% , 03/30/45 .................. 405 369,573
Quorum Health Corp., 11.63%, 04/15/25
(b) (j)
.. 50 —
Radiology Partners, Inc.
(d)
9.78% , ( 9.78 % Cash or 9.78 % PIK),
02/15/30
(c) (g)
................... 768 733,210
8.50% , 07/15/32 .................. 690 718,507
Rady Children's Hospital-San Diego, Series
21A, 3.15%, 08/15/51 .............. 250 171,155
Rede D'or Finance SARL
4.95% , 01/17/28
(e)
................. 400 398,037
4.50% , 01/22/30
(e)
................. 900 868,638
6.45% , 09/09/35
(d)
................. 400 409,670
Rush Obligated Group, Series 2020, 3.92%,
11/15/29 ...................... 455 450,771
Seattle Children's Hospital, Series 2021, 2.72%,
10/01/50 ...................... 545 347,892

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Select Medical Corp., 6.25%, 12/01/32
(c) (d)
... USD 665 $ 674,251
Sentara Health, Series 2021, 2.93%, 11/01/51 115 75,170
Sharp HealthCare, Series 20B, 2.68%,
08/01/50 ...................... 460 289,541
SSM Health Care Corp.
Series A , 3.82% , 06/01/27 ............ 325 323,934
4.89% , 06/01/28 .................. 320 324,426
Stanford Health Care
Series 2020 , 3.31% , 08/15/30 ......... 28 26,985
Series 2018 , 3.80% , 11/15/48 ......... 610 481,153
3.03% , 08/15/51 .................. 380 254,995
Star Parent, Inc., 9.00%, 10/01/30
(d)
....... 985 1,051,788
Summa Health, 3.51%, 11/15/51 ........ 381 310,561
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(c) (d)
.................... 820 845,097
Sutter Health
Series 2018 , 3.70% , 08/15/28 ......... 353 350,114
Series 20A , 2.29% , 08/15/30 .......... 234 214,864
Series 2025 , 5.21% , 08/15/32 ......... 170 176,909
5.16% , 08/15/33 .................. 515 531,786
Series 2025 , 5.54% , 08/15/35 ......... 525 553,349
Series 20A , 3.16% , 08/15/40 .......... 330 262,022
Series 2018 , 4.09% , 08/15/48 ......... 554 458,681
Series 20A , 3.36% , 08/15/50 .......... 884 635,459
5.55% , 08/15/53 .................. 85 86,623
Team Health Holdings, Inc., 8.38%, 06/30/28
(d)
205 207,302
Tenet Healthcare Corp.
6.25% , 02/01/27 .................. 1,345 1,347,194
5.13% , 11/01/27 .................. 1,375 1,374,722
4.63% , 06/15/28 .................. 610 607,518
6.13% , 10/01/28 .................. 2,200 2,202,563
4.25% , 06/01/29 .................. 1,305 1,274,330
4.38% , 01/15/30 .................. 1,355 1,322,500
6.13% , 06/15/30 .................. 1,345 1,369,646
6.75% , 05/15/31 .................. 1,219 1,264,653
6.88% , 11/15/31 .................. 382 415,146
Texas Health Resources
2.33% , 11/15/50 .................. 514 299,028
4.33% , 11/15/55 .................. 290 247,303
Toledo Hospital (The)
Series B , 5.33% , 11/15/28 ............ 487 498,148
5.75% , 11/15/38 .................. 829 833,993
4.98% , 11/15/45 .................. 270 230,159
6.02% , 11/15/48 .................. 408 394,896
Trinity Health Corp.
Series 2021 , 2.63% , 12/01/40 ......... 187 137,168
4.13% , 12/01/45 .................. 523 445,971
Series 2019 , 3.43% , 12/01/48 ......... 407 312,935
UMass Memorial Health Care Obligated Group,
5.36%, 07/01/52 ................. 130 124,407
UnitedHealth Group, Inc.
3.45% , 01/15/27 .................. 985 978,949
3.38% , 04/15/27 .................. 842 834,812
4.60% , 04/15/27 .................. 515 519,366
3.70% , 05/15/27 .................. 420 418,666
2.95% , 10/15/27 .................. 750 736,554
5.25% , 02/15/28 .................. 1,235 1,267,712
3.85% , 06/15/28 .................. 1,185 1,180,856
4.40% , 06/15/28 .................. 280 282,746
3.88% , 12/15/28 .................. 1,075 1,069,960
4.25% , 01/15/29 .................. 1,215 1,221,236
4.70% , 04/15/29 .................. 565 575,383
4.00% , 05/15/29 .................. 1,070 1,067,425
2.88% , 08/15/29 .................. 999 955,581
4.80% , 01/15/30 .................. 1,370 1,401,501
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.30% , 02/15/30 .................. USD 1,345 $ 1,400,912
2.00% , 05/15/30 .................. 1,330 1,209,334
4.65% , 01/15/31 .................. 795 806,991
4.90% , 04/15/31 .................. 1,205 1,235,497
2.30% , 05/15/31 .................. 1,419 1,276,253
4.95% , 01/15/32 .................. 1,590 1,626,834
4.20% , 05/15/32 .................. 1,505 1,483,442
5.35% , 02/15/33 .................. 1,790 1,867,994
4.50% , 04/15/33 .................. 1,510 1,497,174
5.00% , 04/15/34 .................. 1,210 1,230,724
5.15% , 07/15/34 .................. 2,035 2,089,021
5.30% , 06/15/35 .................. 795 823,027
4.63% , 07/15/35 .................. 1,010 998,248
5.80% , 03/15/36 .................. 838 895,684
6.50% , 06/15/37 .................. 535 600,591
6.63% , 11/15/37 .................. 601 683,587
6.88% , 02/15/38 .................. 1,077 1,248,750
3.50% , 08/15/39 .................. 1,250 1,042,919
2.75% , 05/15/40 .................. 609 455,099
5.70% , 10/15/40 .................. 245 254,084
5.95% , 02/15/41 .................. 490 519,690
3.05% , 05/15/41 .................. 1,155 880,003
4.63% , 11/15/41 .................. 703 649,610
4.38% , 03/15/42 .................. 600 535,813
3.95% , 10/15/42 .................. 641 538,592
4.25% , 03/15/43 .................. 921 800,050
5.50% , 07/15/44 .................. 1,560 1,564,239
4.75% , 07/15/45 .................. 1,954 1,781,659
4.20% , 01/15/47 .................. 662 550,437
4.25% , 04/15/47 .................. 819 686,240
3.75% , 10/15/47 .................. 1,028 793,719
4.25% , 06/15/48 .................. 1,044 865,474
4.45% , 12/15/48 .................. 912 776,983
3.70% , 08/15/49 .................. 1,135 853,843
2.90% , 05/15/50 .................. 998 644,837
3.25% , 05/15/51 .................. 1,951 1,335,361
4.75% , 05/15/52 .................. 1,910 1,682,768
5.88% , 02/15/53 .................. 1,785 1,832,352
5.05% , 04/15/53 .................. 1,985 1,822,650
5.38% , 04/15/54 .................. 1,760 1,690,960
5.63% , 07/15/54 .................. 2,695 2,684,144
5.95% , 06/15/55 .................. 295 307,078
3.88% , 08/15/59 .................. 1,162 854,796
3.13% , 05/15/60 .................. 1,077 671,009
4.95% , 05/15/62 .................. 990 873,396
6.05% , 02/15/63 .................. 1,415 1,478,895
5.20% , 04/15/63 .................. 1,730 1,584,159
5.50% , 04/15/64 .................. 1,020 980,912
5.75% , 07/15/64 .................. 1,810 1,807,448
Universal Health Services, Inc.
4.63% , 10/15/29 .................. 615 616,422
2.65% , 10/15/30 .................. 753 683,324
2.65% , 01/15/32 .................. 565 493,911
5.05% , 10/15/34 .................. 470 460,211
UPMC
5.04% , 05/15/33 .................. 210 214,894
5.38% , 05/15/43 .................. 25 24,761
US Acute Care Solutions LLC, 9.75%,
05/15/29
(d)
..................... 980 996,638
WakeMed, Series A, 3.29%, 10/01/52 ..... 149 103,615
West Virginia United Health System Obligated
Group, Series 2020, 3.13%, 06/01/50 .... 165 105,922
Willis-Knighton Medical Center
Series 2018 , 4.81% , 09/01/48 ......... 389 346,975
Series 2021 , 3.07% , 03/01/51 ......... 352 225,003

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Yale-New Haven Health Services Corp., Series
2020, 2.50%, 07/01/50 ............. USD 329 $ 197,015
387,232,966
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.95% , 01/15/27 .................. 415 413,132
3.95% , 01/15/28 .................. 742 736,750
4.50% , 07/30/29 .................. 346 346,331
2.75% , 12/15/29 .................. 415 389,083
4.70% , 07/01/30 .................. 303 305,353
4.90% , 12/15/30 .................. 680 689,206
3.38% , 08/15/31 .................. 845 788,547
2.00% , 05/18/32 .................. 935 788,001
1.88% , 02/01/33
(c)
................. 503 410,715
2.95% , 03/15/34 .................. 1,320 1,132,054
4.75% , 04/15/35 .................. 540 523,131
5.50% , 10/01/35 .................. 340 346,238
5.25% , 05/15/36 .................. 245 243,484
4.85% , 04/15/49 .................. 290 249,614
4.00% , 02/01/50 .................. 726 547,338
3.00% , 05/18/51 .................. 792 487,376
3.55% , 03/15/52 .................. 960 658,170
5.15% , 04/15/53 .................. 445 394,349
5.63% , 05/15/54 .................. 580 550,978
CTR Partnership LP, 3.88%, 06/30/28
(d)
.... 495 484,807
Diversified Healthcare Trust
4.75% , 02/15/28 .................. 557 530,932
7.25% , 10/15/30
(d)
................. 35 35,350
4.38% , 03/01/31 .................. 520 456,431
DOC DR LLC
4.30% , 03/15/27 .................. 295 294,767
3.95% , 01/15/28 .................. 350 347,354
2.63% , 11/01/31 .................. 530 472,423
Healthcare Realty Holdings LP
3.75% , 07/01/27 .................. 430 426,422
3.10% , 02/15/30 .................. 530 500,446
2.00% , 03/15/31 .................. 1,036 903,035
Healthpeak OP LLC
1.35% , 02/01/27 .................. 275 265,358
2.13% , 12/01/28 .................. 930 871,688
3.50% , 07/15/29 .................. 131 126,989
3.00% , 01/15/30 .................. 525 496,430
2.88% , 01/15/31 .................. 580 534,476
5.25% , 12/15/32 .................. 735 755,125
4.75% , 01/15/33 .................. 275 273,497
5.38% , 02/15/35 .................. 190 194,345
6.75% , 02/01/41 .................. 246 273,715
MPT Operating Partnership LP
5.00% , 10/15/27 .................. 1,295 1,246,009
4.63% , 08/01/29
(c)
................. 889 727,536
3.50% , 03/15/31 .................. 1,455 1,032,239
8.50% , 02/15/32
(d)
................. 845 888,005
National Health Investors, Inc.
3.00% , 02/01/31 .................. 613 552,519
5.35% , 02/01/33 .................. 200 198,051
Omega Healthcare Investors, Inc.
4.50% , 04/01/27 .................. 765 767,489
4.75% , 01/15/28 .................. 633 637,279
3.63% , 10/01/29 .................. 430 413,163
5.20% , 07/01/30 .................. 335 339,909
3.38% , 02/01/31 .................. 660 611,662
3.25% , 04/15/33 .................. 620 546,968
Sabra Health Care LP
3.90% , 10/15/29 .................. 451 438,223
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
3.20% , 12/01/31 .................. USD 660 $ 598,435
Ventas Realty LP
3.85% , 04/01/27 .................. 341 339,417
4.00% , 03/01/28 .................. 674 671,089
4.40% , 01/15/29 .................. 993 995,511
3.00% , 01/15/30 .................. 290 274,765
4.75% , 11/15/30 .................. 785 795,424
2.50% , 09/01/31 .................. 480 430,105
5.10% , 07/15/32 .................. 525 537,699
5.63% , 07/01/34 .................. 255 266,663
5.00% , 01/15/35 .................. 285 285,257
5.70% , 09/30/43 .................. 245 245,577
4.38% , 02/01/45 .................. 250 213,089
4.88% , 04/15/49 .................. 405 359,683
Welltower OP LLC
2.70% , 02/15/27 .................. 775 762,632
4.25% , 04/15/28 .................. 965 970,572
2.05% , 01/15/29 .................. 710 666,348
4.13% , 03/15/29 .................. 670 669,465
3.10% , 01/15/30 .................. 860 823,232
4.50% , 07/01/30 .................. 750 757,681
2.75% , 01/15/31 .................. 800 742,037
2.80% , 06/01/31 .................. 627 578,395
2.75% , 01/15/32 .................. 685 621,420
3.85% , 06/15/32 .................. 599 577,212
5.13% , 07/01/35 .................. 990 1,009,614
6.50% , 03/15/41 .................. 287 321,534
4.95% , 09/01/48 .................. 580 549,275
41,704,623
Health Care Technology — 0.0%
IQVIA, Inc.
5.00% , 10/15/26
(d)
................. 340 339,631
5.00% , 05/15/27
(d)
................. 1,110 1,109,961
5.70% , 05/15/28 .................. 855 881,141
6.25% , 02/01/29 .................. 1,285 1,354,510
6.50% , 05/15/30
(d)
................. 655 679,575
6.25% , 06/01/32
(d)
................. 510 530,809
4,895,627
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
Series H , 3.38% , 12/15/29 ........... 460 437,389
Series I , 3.50% , 09/15/30 ............ 912 859,512
Series J , 2.90% , 12/15/31 ............ 735 656,740
5.70% , 06/15/32 .................. 305 315,553
5.70% , 07/01/34 .................. 495 507,569
5.50% , 04/15/35 .................. 655 660,676
Park Intermediate Holdings LLC
(d)
5.88% , 10/01/28 .................. 755 753,932
4.88% , 05/15/29 .................. 750 728,723
7.00% , 02/01/30 .................. 555 568,724
Pebblebrook Hotel LP, 6.38%, 10/15/29
(d)
... 408 412,113
RHP Hotel Properties LP
4.75% , 10/15/27 .................. 679 677,141
7.25% , 07/15/28
(d)
................. 535 551,674
4.50% , 02/15/29
(d)
................. 610 599,980
6.50% , 04/01/32
(d)
................. 1,035 1,064,437
6.50% , 06/15/33
(d)
................. 205 211,678
RLJ Lodging Trust LP, 4.00%, 09/15/29
(d)
... 505 475,074
Service Properties Trust
4.95% , 02/15/27 .................. 425 423,913
0.00% , 09/30/27
(d) (i)
................ 70 61,791
5.50% , 12/15/27 .................. 440 429,078
3.95% , 01/15/28
(c)
................. 400 371,409
8.38% , 06/15/29 .................. 675 671,632

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
4.95% , 10/01/29
(c)
................. USD 389 $ 336,093
4.38% , 02/15/30
(c)
................. 429 360,828
8.63% , 11/15/31
(d)
................. 915 964,686
8.88% , 06/15/32 .................. 480 473,038
XHR LP
(d)
4.88% , 06/01/29 .................. 520 508,296
6.63% , 05/15/30 .................. 420 428,988
14,510,667
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(d)
3.88% , 01/15/28 .................. 1,470 1,443,375
4.38% , 01/15/28 .................. 747 737,478
3.50% , 02/15/29 .................. 775 746,353
6.13% , 06/15/29 .................. 1,125 1,155,910
5.63% , 09/15/29 .................. 515 523,663
4.00% , 10/15/30 .................. 2,340 2,212,639
Acushnet Co., 7.38%, 10/15/28
(d)
........ 345 357,736
Affinity Interactive, 6.88%, 12/15/27
(c) (d)
..... 465 235,977
Allwyn Entertainment Financing UK plc, 7.88%,
04/30/29
(e)
..................... 600 622,739
Alsea SAB de CV, 7.75%, 12/14/26
(c) (e)
..... 400 400,586
Arcos Dorados BV, 6.38%, 01/29/32
(e)
..... 600 636,007
BCPE Flavor Debt Merger Sub LLC & BCPE
Flavor Issuer, Inc., 9.50%, 07/01/32
(d)
.... 520 524,593
Bloomin' Brands, Inc., 5.13%, 04/15/29
(c) (d)
... 337 298,079
Booking Holdings, Inc., 3.55%, 03/15/28 .... 733 725,210
Boyd Gaming Corp.
4.75% , 12/01/27 .................. 965 961,175
4.75% , 06/15/31
(d)
................. 920 886,112
Boyne USA, Inc., 4.75%, 05/15/29
(d)
...... 720 705,195
Brightstar Lottery plc
(d)
6.25% , 01/15/27 .................. 725 732,038
5.25% , 01/15/29 .................. 860 856,961
Brinker International, Inc., 8.25%, 07/15/30
(d)
. 350 370,952
Caesars Entertainment, Inc.
(d)
4.63% , 10/15/29
(c)
................. 1,185 1,115,241
7.00% , 02/15/30 .................. 1,865 1,919,849
6.50% , 02/15/32 .................. 1,480 1,492,509
6.00% , 10/15/32
(c)
................. 1,155 1,101,927
Carnival Corp.
6.65% , 01/15/28 .................. 274 284,328
4.00% , 08/01/28
(d)
................. 2,275 2,238,239
5.13% , 05/01/29
(d)
................. 600 607,248
6.00% , 05/01/29
(d)
................. 1,585 1,608,775
7.00% , 08/15/29
(d)
................. 785 825,285
5.75% , 03/15/30
(d)
................. 510 525,362
5.88% , 06/15/31
(d)
................. 475 489,948
5.75% , 08/01/32
(d)
................. 2,625 2,696,911
6.13% , 02/15/33
(d)
................. 1,715 1,768,525
Choice Hotels International, Inc.
3.70% , 12/01/29 .................. 465 446,652
3.70% , 01/15/31 .................. 530 496,708
5.85% , 08/01/34 .................. 560 569,254
Churchill Downs, Inc.
(d)
5.50% , 04/01/27 .................. 605 604,589
4.75% , 01/15/28 .................. 885 877,200
5.75% , 04/01/30 .................. 1,205 1,207,113
6.75% , 05/01/31 .................. 600 614,738
Darden Restaurants, Inc.
3.85% , 05/01/27 .................. 229 227,988
4.35% , 10/15/27 .................. 330 331,348
4.55% , 10/15/29 .................. 375 376,959
6.30% , 10/10/33 .................. 320 346,573
4.55% , 02/15/48 .................. 320 267,110
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc.
4.63% , 08/01/27 .................. USD 715 $ 719,445
3.80% , 02/15/28 .................. 960 952,017
3.25% , 02/15/30 .................. 1,417 1,352,415
2.95% , 03/15/31 .................. 385 357,803
5.40% , 02/15/35 .................. 875 896,481
Fertitta Entertainment LLC
(d)
4.63% , 01/15/29 .................. 965 923,030
6.75% , 01/15/30 .................. 1,290 1,195,831
Flutter Treasury DAC, 6.38%, 04/29/29
(d)
... 135 139,850
Fortune Star BVI Ltd.
(e)
5.05% , 01/27/27 .................. 400 395,116
8.50% , 05/19/28 .................. 400 417,603
Full House Resorts, Inc., 8.25%, 02/15/28
(c) (d)
. 470 417,293
GENM Capital Labuan Ltd., 3.88%, 04/19/31
(e)
1,000 905,594
Genting New York LLC, 7.25%, 10/01/29
(d)
.. 690 714,432
Gohl Capital Ltd., 4.25%, 01/24/27
(e)
...... 1,375 1,361,504
GPS Hospitality Holding Co. LLC, 7.00%,
08/15/28
(d)
..................... 395 218,369
Great Canadian Gaming Corp., 8.75%,
11/15/29
(d)
..................... 540 527,911
Hilton Domestic Operating Co., Inc.
5.75% , 05/01/28
(d)
................. 472 472,439
5.88% , 04/01/29
(d)
................. 570 582,071
3.75% , 05/01/29
(d)
................. 775 749,174
4.88% , 01/15/30 .................. 870 868,171
4.00% , 05/01/31
(d)
................. 1,021 970,021
3.63% , 02/15/32
(d)
................. 1,005 926,912
6.13% , 04/01/32
(d)
................. 495 509,587
5.88% , 03/15/33
(d)
................. 875 896,522
5.75% , 09/15/33
(d)
................. 490 499,216
Hilton Grand Vacations Borrower LLC
(d)
5.00% , 06/01/29 .................. 889 852,629
4.88% , 07/01/31 .................. 520 480,525
6.63% , 01/15/32 .................. 985 1,000,360
Hilton Worldwide Finance LLC, 4.88%, 04/01/27 546 545,740
Hyatt Hotels Corp.
5.75% , 01/30/27 .................. 675 686,697
5.05% , 03/30/28 .................. 275 279,810
4.38% , 09/15/28 .................. 655 656,244
5.25% , 06/30/29 .................. 720 739,106
5.75% , 04/23/30 .................. 450 468,376
5.38% , 12/15/31 .................. 490 501,137
5.75% , 03/30/32 .................. 375 391,275
5.50% , 06/30/34 .................. 325 333,899
Jacobs Entertainment, Inc., 6.75%, 02/15/29
(d)
500 484,514
KFC Holding Co., 4.75%, 06/01/27
(d)
...... 719 717,795
Kingpin Intermediate Holdings LLC, 7.25%,
10/15/32
(d)
..................... 800 751,561
Las Vegas Sands Corp.
5.90% , 06/01/27 .................. 345 351,473
5.63% , 06/15/28 .................. 345 352,681
3.90% , 08/08/29 .................. 815 790,504
6.00% , 08/15/29 .................. 495 515,389
6.00% , 06/14/30 .................. 215 224,842
6.20% , 08/15/34 .................. 480 504,004
Life Time, Inc., 6.00%, 11/15/31
(d)
........ 520 526,766
Light & Wonder International, Inc.
(d)
7.25% , 11/15/29 .................. 612 627,342
7.50% , 09/01/31 .................. 640 664,357
6.25% , 10/01/33 .................. 340 338,825
Lindblad Expeditions LLC, 7.00%, 09/15/30
(d)
. 110 112,075
MajorDrive Holdings IV LLC, 6.38%,
06/01/29
(c) (d)
.................... 540 425,300

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc.
4.20% , 07/15/27 .................. USD 185 $ 185,529
5.00% , 10/15/27 .................. 1,080 1,097,215
Series X , 4.00% , 04/15/28 ............ 513 511,809
5.55% , 10/15/28 .................. 470 488,097
Series AA , 4.65% , 12/01/28 ........... 116 117,541
4.90% , 04/15/29 .................. 840 857,327
4.88% , 05/15/29 .................. 400 407,977
4.80% , 03/15/30 .................. 90 91,710
Series FF , 4.63% , 06/15/30 ........... 1,350 1,364,645
Series HH , 2.85% , 04/15/31 .......... 760 699,959
4.50% , 10/15/31 .................. 300 299,118
5.10% , 04/15/32 .................. 630 647,313
Series GG , 3.50% , 10/15/32 .......... 1,221 1,135,470
Series II , 2.75% , 10/15/33 ............ 355 308,416
5.30% , 05/15/34 .................. 640 656,973
5.35% , 03/15/35 .................. 1,325 1,361,139
5.25% , 10/15/35 .................. 320 323,516
5.50% , 04/15/37 .................. 1,230 1,261,795
Marriott Ownership Resorts, Inc.
4.75% , 01/15/28 .................. 365 360,863
4.50% , 06/15/29
(c) (d)
................ 510 491,033
6.50% , 10/01/33
(d)
................. 390 384,195
McDonald's Corp.
3.50% , 03/01/27 .................. 678 673,131
3.50% , 07/01/27 .................. 1,007 999,316
3.80% , 04/01/28 .................. 977 972,041
4.80% , 08/14/28 .................. 955 973,041
5.00% , 05/17/29 .................. 405 416,446
2.63% , 09/01/29 .................. 1,150 1,091,426
2.13% , 03/01/30 .................. 1,000 917,906
4.60% , 05/15/30 .................. 460 467,151
3.60% , 07/01/30 .................. 996 972,237
4.40% , 02/12/31 .................. 350 351,505
4.60% , 09/09/32 .................. 680 689,913
4.95% , 08/14/33 .................. 610 628,658
5.20% , 05/17/34 .................. 395 410,575
4.95% , 03/03/35
(c)
................. 455 461,261
4.70% , 12/09/35 .................. 808 802,011
5.00% , 02/13/36 .................. 500 503,469
6.30% , 10/15/37 .................. 785 871,339
6.30% , 03/01/38 .................. 781 865,938
5.70% , 02/01/39 .................. 371 394,092
4.88% , 07/15/40 .................. 342 330,472
3.70% , 02/15/42 .................. 400 328,281
3.63% , 05/01/43 .................. 529 421,839
4.60% , 05/26/45 .................. 593 529,358
4.88% , 12/09/45 .................. 1,391 1,283,887
4.45% , 03/01/47 .................. 1,096 947,175
4.45% , 09/01/48 .................. 907 780,528
3.63% , 09/01/49 .................. 1,604 1,199,507
4.20% , 04/01/50 .................. 788 645,946
5.15% , 09/09/52 .................. 555 525,800
5.45% , 08/14/53 .................. 955 942,014
Meituan
(e)
4.50% , 04/02/28
(c)
................. 1,200 1,201,366
4.63% , 10/02/29 .................. 1,400 1,403,818
3.05% , 10/28/30 .................. 1,200 1,120,427
Melco Resorts Finance Ltd.
5.63% , 07/17/27
(e)
................. 610 608,771
5.75% , 07/21/28
(d)
................. 865 862,634
5.38% , 12/04/29
(d)
................. 1,155 1,133,885
7.63% , 04/17/32
(d)
................. 770 809,755
6.50% , 09/24/33
(d)
................. 200 201,115
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(d)
................ USD 515 $ 432,989
MGM China Holdings Ltd.
(d)
4.75% , 02/01/27 .................. 760 757,236
7.13% , 06/26/31
(c)
................. 505 533,749
MGM Resorts International
5.50% , 04/15/27 .................. 623 626,305
4.75% , 10/15/28
(c)
................. 845 839,802
6.13% , 09/15/29 .................. 880 895,898
6.50% , 04/15/32
(c)
................. 780 792,115
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(d)
..................... 740 718,481
Mohegan Tribal Gaming Authority
(d)
8.25% , 04/15/30 .................. 580 601,797
11.88% , 04/15/31 ................. 410 429,670
Motion Bondco DAC, 6.63%, 11/15/27
(d)
.... 495 478,858
Motion Finco SARL, 8.38%, 02/15/32
(d)
..... 255 215,901
NCL Corp. Ltd.
(d)
7.75% , 02/15/29 .................. 550 587,700
6.25% , 03/01/30
(c)
................. 380 386,047
5.88% , 01/15/31 .................. 615 614,990
6.75% , 02/01/32 .................. 1,585 1,629,181
6.25% , 09/15/33 .................. 310 313,250
NCL Finance Ltd., 6.13%, 03/15/28
(d)
...... 580 592,398
Ontario Gaming GTA LP, 8.00%, 08/01/30
(d)
.. 425 419,257
Papa John's International, Inc., 3.88%,
09/15/29
(d)
..................... 415 404,814
Penn Entertainment, Inc.
(d)
5.63% , 01/15/27 .................. 415 414,972
4.13% , 07/01/29
(c)
................. 410 381,963
Premier Entertainment Sub LLC
(d)
5.63% , 09/01/29 .................. 730 436,212
5.88% , 09/01/31 .................. 705 392,343
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(d)
..................... 485 507,289
Resorts World Las Vegas LLC
4.63% , 04/16/29
(e)
................. 800 721,958
8.45% , 07/27/30
(d)
................. 427 432,737
4.63% , 04/06/31
(d)
................. 420 358,301
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(d)
..................... 360 363,897
Rivers Enterprise Lender LLC, 6.25%,
10/15/30
(d)
..................... 130 131,005
Royal Caribbean Cruises Ltd.
5.38% , 07/15/27
(d)
................. 955 962,579
7.50% , 10/15/27 .................. 395 417,272
3.70% , 03/15/28 .................. 571 562,029
5.50% , 04/01/28
(d)
................. 1,660 1,688,427
5.63% , 09/30/31
(d)
................. 415 422,542
6.25% , 03/15/32
(d)
................. 1,285 1,325,651
6.00% , 02/01/33
(d)
................. 2,020 2,073,179
5.38% , 01/15/36 .................. 195 196,277
Sabre GLBL, Inc.
(d)
8.63% , 06/01/27 .................. 290 292,126
10.75% , 11/15/29 ................. 807 766,641
11.13% , 07/15/30 ................. 985 931,094
Sands China Ltd.
(k)
2.30% , 03/08/27 .................. 490 476,063
5.40% , 08/08/28 .................. 1,898 1,937,207
2.85% , 03/08/29 .................. 690 653,225
4.38% , 06/18/30 .................. 735 723,073
3.25% , 08/08/31 .................. 640 588,695
Scientific Games Holdings LP, 6.63%,
03/01/30
(d)
..................... 830 757,623

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
83
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
SeaWorld Parks & Entertainment, Inc., 5.25%,
08/15/29
(d)
..................... USD 735 $ 721,383
Six Flags Entertainment Corp.
5.38% , 04/15/27 .................. 480 478,027
5.50% , 04/15/27
(d)
................. 535 532,715
6.50% , 10/01/28 .................. 325 325,813
5.25% , 07/15/29 .................. 511 491,369
7.25% , 05/15/31
(c) (d)
................ 810 811,600
6.63% , 05/01/32
(d)
................. 880 892,532
Sodexo, Inc.
(d)
5.15% , 08/15/30 .................. 200 204,945
2.72% , 04/16/31 .................. 455 411,743
Speedway Motorsports LLC, 4.88%, 11/01/27
(d)
380 377,693
Starbucks Corp.
4.85% , 02/08/27 .................. 465 468,883
2.00% , 03/12/27 .................. 620 603,061
3.50% , 03/01/28 .................. 622 614,210
4.50% , 05/15/28 .................. 280 282,433
4.00% , 11/15/28 .................. 1,120 1,117,371
3.55% , 08/15/29 .................. 1,178 1,155,130
2.25% , 03/12/30 .................. 713 655,067
4.80% , 05/15/30 .................. 290 296,124
2.55% , 11/15/30 .................. 1,396 1,288,916
4.90% , 02/15/31 .................. 475 488,790
3.00% , 02/14/32 .................. 885 814,412
4.80% , 02/15/33 .................. 530 536,981
5.00% , 02/15/34 .................. 555 565,622
5.40% , 05/15/35
(c)
................. 280 290,256
4.30% , 06/15/45 .................. 440 373,656
3.75% , 12/01/47 .................. 165 126,482
4.50% , 11/15/48 .................. 1,036 881,567
4.45% , 08/15/49 .................. 960 807,240
3.35% , 03/12/50 .................. 595 413,643
3.50% , 11/15/50 .................. 1,273 912,560
Station Casinos LLC
(d)
4.50% , 02/15/28 .................. 715 703,993
4.63% , 12/01/31 .................. 530 496,976
6.63% , 03/15/32 .................. 565 574,166
Studio City Co. Ltd., 7.00%, 02/15/27
(d)
..... 356 357,485
Studio City Finance Ltd.
(d)
6.50% , 01/15/28 .................. 525 523,890
5.00% , 01/15/29 .................. 1,090 1,042,807
Sunny Express Enterprises Corp.
(e)
2.95% , 03/01/27 .................. 600 591,184
3.00% , 10/23/29 .................. 400 385,639
3.13% , 04/23/30 .................. 600 578,999
TKC Holdings, Inc.
(d)
6.88% , 05/15/28 .................. 455 459,181
10.50% , 05/15/29 ................. 685 704,233
Travel + Leisure Co.
6.00% , 04/01/27 .................. 465 470,483
4.50% , 12/01/29
(d)
................. 645 625,702
4.63% , 03/01/30
(d)
................. 380 368,610
6.13% , 09/01/33
(d)
................. 320 323,403
Vail Resorts, Inc.
(d)
5.63% , 07/15/30 .................. 140 141,672
6.50% , 05/15/32 .................. 605 627,814
Viking Cruises Ltd.
(d)
7.00% , 02/15/29 .................. 450 452,776
9.13% , 07/15/31 .................. 715 766,059
5.88% , 10/15/33 .................. 550 558,431
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(d)
..................... 354 354,023
VOC Escrow Ltd., 5.00%, 02/15/28
(d)
...... 725 723,562
Voyager Parent LLC, 9.25%, 07/01/32
(d)
.... 1,280 1,342,832
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(d)
..................... USD 495 $ 486,134
Wynn Las Vegas LLC, 5.25%, 05/15/27
(d)
... 895 896,609
Wynn Macau Ltd.
(d)
5.50% , 10/01/27 .................. 830 829,202
5.63% , 08/26/28 .................. 1,155 1,152,338
5.13% , 12/15/29 .................. 990 974,698
6.75% , 02/15/34 .................. 200 201,990
Wynn Resorts Finance LLC
(d)
5.13% , 10/01/29 .................. 717 717,240
7.13% , 02/15/31 .................. 995 1,067,716
6.25% , 03/15/33 .................. 830 844,463
Yum! Brands, Inc.
4.75% , 01/15/30
(d)
................. 820 817,469
3.63% , 03/15/31 .................. 1,056 991,316
4.63% , 01/31/32 .................. 900 878,166
5.38% , 04/01/32 .................. 965 974,259
6.88% , 11/15/37 .................. 235 262,683
5.35% , 11/01/43 .................. 307 300,726
185,948,835
Household Durables — 0.1%
Adams Homes, Inc., 9.25%, 10/15/28
(d)
.... 395 410,436
Arcelik A/S, 8.50%, 09/25/28
(e)
.......... 400 420,132
Ashton Woods USA LLC
(d)
4.63% , 08/01/29 .................. 390 369,902
4.63% , 04/01/30 .................. 430 404,902
6.88% , 08/01/33 .................. 245 245,611
Beazer Homes USA, Inc.
5.88% , 10/15/27 .................. 355 354,630
7.25% , 10/15/29
(c)
................. 395 400,266
7.50% , 03/15/31
(d)
................. 255 258,624
Brookfield Residential Properties, Inc.
(d)
6.25% , 09/15/27 .................. 612 611,468
5.00% , 06/15/29 .................. 370 354,528
4.88% , 02/15/30 .................. 505 468,247
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(c) (d)
725 509,539
Century Communities, Inc.
(d)
3.88% , 08/15/29 .................. 498 467,271
6.63% , 09/15/33 .................. 225 224,516
DR Horton, Inc.
1.40% , 10/15/27 .................. 515 489,853
4.85% , 10/15/30 .................. 80 81,582
5.00% , 10/15/34 .................. 660 666,975
5.50% , 10/15/35 .................. 645 670,112
Dream Finders Homes, Inc.
(d)
8.25% , 08/15/28 .................. 345 355,930
6.88% , 09/15/30 .................. 350 348,685
Empire Communities Corp., 9.75%, 05/01/29
(d)
490 502,404
Installed Building Products, Inc., 5.75%,
02/01/28
(d)
..................... 350 349,842
K. Hovnanian Enterprises, Inc.
(d)
8.00% , 04/01/31 .................. 45 45,952
8.38% , 10/01/33 .................. 190 194,472
KB Home
6.88% , 06/15/27 .................. 295 301,241
4.80% , 11/15/29 .................. 319 316,369
7.25% , 07/15/30 .................. 355 365,700
4.00% , 06/15/31
(c)
................. 400 376,818
Leggett & Platt, Inc.
3.50% , 11/15/27 .................. 638 624,915
4.40% , 03/15/29 .................. 756 744,355
3.50% , 11/15/51 .................. 635 417,214
Lennar Corp.
5.00% , 06/15/27 .................. 725 730,484

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
4.75% , 11/29/27 .................. USD 610 $ 614,664
5.20% , 07/30/30 .................. 545 560,288
LG Electronics, Inc.
(e)
5.63% , 04/24/27 .................. 400 407,378
5.63% , 04/24/29 .................. 400 416,059
LGI Homes, Inc.
(d)
8.75% , 12/15/28 .................. 545 567,016
4.00% , 07/15/29 .................. 330 296,714
7.00% , 11/15/32
(c)
................. 435 417,303
M/I Homes, Inc.
4.95% , 02/01/28 .................. 380 378,741
3.95% , 02/15/30 .................. 335 318,827
Mattamy Group Corp.
(d)
5.25% , 12/15/27 .................. 595 593,098
4.63% , 03/01/30 .................. 630 611,475
Meritage Homes Corp.
5.13% , 06/06/27 .................. 325 327,155
3.88% , 04/15/29
(d)
................. 755 738,288
5.65% , 03/15/35 .................. 270 273,680
Midea Investment Development Co. Ltd.,
2.88%, 02/24/27
(e)
................ 400 393,734
Mohawk Industries, Inc.
5.85% , 09/18/28 .................. 800 835,145
3.63% , 05/15/30
(c)
................. 550 531,577
New Home Co., Inc. (The)
(d)
9.25% , 10/01/29 .................. 305 320,234
8.50% , 11/01/30 .................. 325 337,439
Newell Brands, Inc.
(k)
6.38% , 09/15/27 .................. 620 620,482
8.50% , 06/01/28
(d)
................. 490 504,242
6.63% , 09/15/29 .................. 548 535,670
6.38% , 05/15/30 .................. 910 864,500
6.63% , 05/15/32
(c)
................. 510 480,563
7.37% , 04/01/36
(c)
................. 405 381,418
7.50% , 04/01/46 .................. 652 540,943
NVR, Inc., 3.00%, 05/15/30 ............ 355 336,511
Panasonic Holdings Corp.
(d)
3.11% , 07/19/29 .................. 385 370,664
5.30% , 07/16/34
(c)
................. 505 525,302
PulteGroup, Inc.
5.00% , 01/15/27 .................. 669 674,272
7.88% , 06/15/32 .................. 373 435,095
6.38% , 05/15/33 .................. 435 475,376
6.00% , 02/15/35 .................. 288 310,057
Sekisui House US, Inc.
3.85% , 01/15/30 .................. 405 390,516
2.50% , 01/15/31 .................. 376 333,478
6.00% , 01/15/43 .................. 525 494,450
3.97% , 08/06/61
(c)
................. 240 162,920
Shea Homes LP
4.75% , 02/15/28 .................. 467 462,445
4.75% , 04/01/29 .................. 325 318,253
Somnigroup International, Inc.
(d)
4.00% , 04/15/29 .................. 790 760,644
3.88% , 10/15/31 .................. 835 771,468
STL Holding Co. LLC, 8.75%, 02/15/29
(d)
... 286 299,761
SWF Holdings I Corp., 6.50%, 10/06/29
(d)
... 182 89,036
Taylor Morrison Communities, Inc.
(d)
5.88% , 06/15/27 .................. 535 540,233
5.75% , 01/15/28 .................. 535 541,396
5.13% , 08/01/30 .................. 515 513,826
Toll Brothers Finance Corp.
4.88% , 03/15/27 .................. 804 808,816
4.35% , 02/15/28 .................. 615 616,350
3.80% , 11/01/29 .................. 670 655,696
Security
Par (000)
Par (000) Value
Household Durables (continued)
5.60% , 06/15/35 .................. USD 315 $ 323,192
TopBuild Corp.
(d)
3.63% , 03/15/29 .................. 400 385,757
4.13% , 02/15/32 .................. 505 475,655
5.63% , 01/31/34 .................. 340 341,296
TRI Pointe Homes, Inc.
5.25% , 06/01/27 .................. 298 298,561
5.70% , 06/15/28 .................. 346 349,399
Vestel Elektronik Sanayi ve Ticaret A/S, 9.75%,
05/15/29
(e)
..................... 600 417,587
Whirlpool Corp.
4.75% , 02/26/29 .................. 883 868,825
6.13% , 06/15/30 .................. 185 183,333
2.40% , 05/15/31 .................. 430 357,824
4.70% , 05/14/32 .................. 375 343,558
5.50% , 03/01/33 .................. 370 348,984
6.50% , 06/15/33 .................. 395 385,469
5.75% , 03/01/34
(c)
................. 315 300,416
5.15% , 03/01/43 .................. 60 50,127
4.50% , 06/01/46 .................. 510 386,074
4.60% , 05/15/50
(c)
................. 485 361,741
43,013,971
Household Products — 0.1%
Central Garden & Pet Co.
5.13% , 02/01/28
(c)
................. 370 369,187
4.13% , 10/15/30
(c)
................. 517 488,823
4.13% , 04/30/31
(d)
................. 407 381,481
Church & Dwight Co., Inc.
3.15% , 08/01/27 .................. 930 917,012
2.30% , 12/15/31 .................. 480 426,058
5.60% , 11/15/32 .................. 480 510,069
3.95% , 08/01/47 .................. 559 450,271
5.00% , 06/15/52 .................. 550 511,170
Clorox Co. (The)
3.10% , 10/01/27 .................. 609 599,214
3.90% , 05/15/28 .................. 445 443,560
4.40% , 05/01/29 .................. 265 267,271
1.80% , 05/15/30 .................. 743 666,623
4.60% , 05/01/32 .................. 325 327,631
Colgate-Palmolive Co.
3.10% , 08/15/27 .................. 725 716,980
4.60% , 03/01/28 .................. 705 716,908
4.20% , 05/01/30 .................. 545 549,863
3.25% , 08/15/32 .................. 575 541,413
4.60% , 03/01/33 .................. 810 828,050
4.00% , 08/15/45 .................. 620 530,241
3.70% , 08/01/47 .................. 645 517,621
Energizer Holdings, Inc.
(d)
4.75% , 06/15/28 .................. 574 564,791
4.38% , 03/31/29 .................. 855 820,913
6.00% , 09/15/33 .................. 390 377,557
Kimberly-Clark Corp.
1.05% , 09/15/27 .................. 580 552,044
3.95% , 11/01/28 .................. 672 672,871
3.20% , 04/25/29 .................. 933 910,383
3.10% , 03/26/30 .................. 1,103 1,059,624
2.00% , 11/02/31
(c)
................. 420 375,203
4.50% , 02/16/33 .................. 725 735,503
6.63% , 08/01/37 .................. 612 713,376
5.30% , 03/01/41 .................. 405 412,168
3.20% , 07/30/46 .................. 590 432,044
3.90% , 05/04/47 .................. 250 202,186
2.88% , 02/07/50 .................. 658 443,915

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Products (continued)
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(e)
..................... USD 600 $ 544,210
Kronos Acquisition Holdings, Inc.
(d)
8.25% , 06/30/31 .................. 585 436,423
10.75% , 06/30/32
(c)
................ 380 196,394
Procter & Gamble Co. (The)
2.45% , 11/03/26 .................. 643 634,512
1.90% , 02/01/27 .................. 645 630,480
2.80% , 03/25/27 .................. 885 873,495
2.85% , 08/11/27 .................. 1,130 1,112,863
3.95% , 01/26/28 .................. 685 688,429
4.35% , 01/29/29 .................. 885 899,699
4.15% , 10/24/29 .................. 500 506,073
3.00% , 03/25/30 .................. 1,580 1,518,150
4.05% , 05/01/30 .................. 745 748,406
1.20% , 10/29/30 .................. 1,680 1,473,241
1.95% , 04/23/31 .................. 606 545,996
2.30% , 02/01/32 .................. 392 357,041
4.10% , 11/03/32 .................. 450 445,441
4.05% , 01/26/33 .................. 925 925,855
4.55% , 01/29/34 .................. 715 726,333
5.80% , 08/15/34 .................. 465 509,430
4.55% , 10/24/34 .................. 475 480,970
4.60% , 05/01/35 .................. 550 558,313
4.35% , 11/03/35 .................. 450 444,696
5.55% , 03/05/37 .................. 600 650,518
3.55% , 03/25/40 .................. 590 513,203
3.50% , 10/25/47 .................. 525 410,233
3.60% , 03/25/50 .................. 300 234,871
Reckitt Benckiser Treasury Services plc, 3.00%,
06/26/27
(d)
..................... 1,583 1,558,084
SC Johnson & Son, Inc.
(d)
4.00% , 05/15/43 .................. 265 219,415
4.75% , 10/15/46 .................. 1,050 937,382
38,812,180
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(e)
6.30% , 03/15/29 .................. 400 414,485
6.25% , 03/14/32 .................. 400 417,188
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(f)
.................... 600 628,023
AES Corp. (The)
5.45% , 06/01/28 .................. 1,030 1,047,723
3.95% , 07/15/30
(d)
................. 717 694,615
2.45% , 01/15/31 .................. 905 819,614
5.80% , 03/15/32 .................. 130 132,982
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 7.60% ,
01/15/55
(f)
.................... 950 967,547
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.89%), 6.95% ,
07/15/55
(f)
.................... 515 500,259
Alexander Funding Trust II, 7.47%, 07/31/28
(d)
434 462,221
Atlantica Sustainable Infrastructure Ltd., 4.13%,
06/15/28
(d)
..................... 415 401,108
Aydem Yenilenebilir Enerji A/S, 9.88%,
09/30/30
(d)
..................... 200 197,085
Basin Electric Power Cooperative
(d)
4.75% , 04/26/47
(c)
................. 428 380,395
5.85% , 10/15/55 .................. 730 731,332
Calpine Corp.
(d)
4.50% , 02/15/28 .................. 1,295 1,291,028
5.13% , 03/15/28 .................. 1,364 1,363,958
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
4.63% , 02/01/29 .................. USD 670 $ 665,592
5.00% , 02/01/31 .................. 892 893,014
3.75% , 03/01/31 .................. 790 758,213
Cikarang Listrindo Tbk. PT, 5.65%, 03/12/35
(e)
200 203,365
Clearway Energy Operating LLC
(d)
4.75% , 03/15/28 .................. 866 860,874
3.75% , 02/15/31 .................. 933 864,565
3.75% , 01/15/32 .................. 400 362,095
Colbun SA
3.15% , 03/06/30
(e)
................. 800 758,139
3.15% , 01/19/32
(e)
................. 400 365,087
5.38% , 09/11/35
(d)
................. 200 201,882
Cometa Energia SA de CV, 6.38%, 04/24/35
(e)
565 588,100
Constellation Energy Generation LLC
5.60% , 03/01/28 .................. 835 862,935
5.80% , 03/01/33 .................. 525 560,672
6.13% , 01/15/34 .................. 440 478,723
6.25% , 10/01/39 .................. 945 1,033,101
5.75% , 10/01/41 .................. 525 538,389
5.60% , 06/15/42 .................. 925 935,927
6.50% , 10/01/53 .................. 990 1,095,111
5.75% , 03/15/54 .................. 870 882,022
Emirates Semb Corp. Water & Power Co.
PJSC, 4.45%, 08/01/35
(d)
........... 400 387,478
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(e)
.... 1,436 1,521,137
Great River Energy, 6.25%, 07/01/38
(c) (d)
.... 327 343,502
JERA Co., Inc., 3.67%, 04/14/27
(e)
........ 200 198,130
Lightning Power LLC, 7.25%, 08/15/32
(d)
.... 1,480 1,568,647
Oglethorpe Power Corp.
6.19% , 01/01/31
(d)
................. 649 679,877
5.95% , 11/01/39 .................. 485 512,663
5.38% , 11/01/40 .................. 465 460,740
4.50% , 04/01/47 .................. 495 421,841
5.05% , 10/01/48 .................. 601 548,937
3.75% , 08/01/50 .................. 340 250,098
5.25% , 09/01/50 .................. 348 319,760
6.20% , 12/01/53 .................. 485 511,794
5.80% , 06/01/54 .................. 500 497,760
5.90% , 02/01/55 .................. 350 353,769
Pertamina Geothermal Energy PT, 5.15%,
04/27/28
(e)
..................... 400 406,223
PSEG Power LLC
(d)
5.20% , 05/15/30 .................. 30 30,769
5.75% , 05/15/35 .................. 240 251,021
ReNew Wind Energy AP2, 4.50%, 07/14/28
(e)
. 600 578,394
Saavi Energia SARL, 8.88%, 02/10/35
(e)
.... 1,000 1,074,681
San Miguel Global Power Holdings Corp.
(e)(f)(h)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.16%), 5.45% 600 593,411
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.73%), 8.75% 800 826,160
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 6.40%), 8.13% 600 608,794
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.45%), 8.95% 400 416,393
Southern Power Co.
Series A , 4.25% , 10/01/30 ............ 500 497,287
Series B , 4.90% , 10/01/35 ............ 475 469,467
5.15% , 09/15/41 .................. 605 585,861
5.25% , 07/15/43 .................. 304 292,895
Series F , 4.95% , 12/15/46 ............ 401 361,652
Talen Energy Supply LLC
(d)
8.63% , 06/01/30 .................. 1,180 1,252,261

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
86
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
6.25% , 02/01/34 .................. USD 840 $ 861,105
6.50% , 02/01/36 .................. 740 766,136
TransAlta Corp.
7.75% , 11/15/29 .................. 463 481,720
6.50% , 03/15/40 .................. 297 302,733
Tri-State Generation & Transmission
Association, Inc., 6.00%, 06/15/40
(d)
..... 245 254,368
Zorlu Enerji Elektrik Uretim A/S, 11.00%,
04/23/30
(e)
..................... 1,000 899,618
43,744,451
Industrial Conglomerates — 0.1%
3M Co.
2.88% , 10/15/27 .................. 822 804,986
3.63% , 09/14/28 .................. 677 669,906
3.38% , 03/01/29 .................. 1,017 993,784
2.38% , 08/26/29 .................. 1,122 1,053,755
4.80% , 03/15/30 .................. 395 404,268
3.05% , 04/15/30 .................. 833 794,186
5.15% , 03/15/35 .................. 480 492,745
5.70% , 03/15/37 .................. 510 542,984
3.88% , 06/15/44 .................. 380 311,442
3.13% , 09/19/46 .................. 625 443,072
3.63% , 10/15/47 .................. 602 459,020
4.00% , 09/14/48 .................. 936 761,724
3.25% , 08/26/49 .................. 1,078 756,844
3.70% , 04/15/50 .................. 240 181,349
CITIC Ltd.
(e)
2.88% , 02/17/27 .................. 1,200 1,180,760
3.88% , 02/28/27 .................. 800 796,943
4.00% , 01/11/28 .................. 400 398,679
2.85% , 02/25/30 .................. 800 760,607
3.50% , 02/17/32 .................. 200 190,102
Honeywell International, Inc.
2.50% , 11/01/26 .................. 1,848 1,822,102
1.10% , 03/01/27 .................. 1,215 1,169,285
4.65% , 07/30/27 .................. 1,245 1,259,637
4.95% , 02/15/28 .................. 595 607,447
4.25% , 01/15/29 .................. 1,020 1,024,913
2.70% , 08/15/29 .................. 1,025 976,357
4.88% , 09/01/29 .................. 690 710,431
4.70% , 02/01/30 .................. 795 810,705
1.95% , 06/01/30 .................. 945 857,222
1.75% , 09/01/31 .................. 860 746,466
4.95% , 09/01/31 .................. 1,010 1,044,166
4.75% , 02/01/32 .................. 660 671,969
5.00% , 02/15/33 .................. 750 771,784
4.50% , 01/15/34 .................. 920 912,333
5.00% , 03/01/35 .................. 1,420 1,447,542
5.70% , 03/15/36 .................. 519 553,912
5.70% , 03/15/37 .................. 747 799,206
5.38% , 03/01/41 .................. 430 445,508
3.81% , 11/21/47 .................. 689 549,068
2.80% , 06/01/50 .................. 652 426,833
5.25% , 03/01/54 .................. 1,070 1,023,380
5.35% , 03/01/64 .................. 660 640,431
Hutchison Whampoa International 03/33 Ltd.,
7.45%, 11/24/33
(d)
................ 400 473,084
Mega Advance Investments Ltd., 6.38%,
05/12/41
(d)
..................... 200 223,116
Pentair Finance SARL
4.50% , 07/01/29 .................. 725 728,826
5.90% , 07/15/32 .................. 315 333,714
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
Siemens Funding BV
(d)
4.35% , 05/26/28 .................. USD 950 $ 959,228
4.60% , 05/28/30 .................. 1,000 1,016,082
4.90% , 05/28/32 .................. 1,000 1,028,484
5.20% , 05/28/35 .................. 855 884,835
5.80% , 05/28/55 .................. 320 341,584
5.90% , 05/28/65 .................. 215 230,687
37,487,493
Industrial REITs — 0.1%
Americold Realty Operating Partnership LP
5.60% , 05/15/32 .................. 360 363,752
5.41% , 09/12/34 .................. 320 314,740
Cibanco SA Ibm, 4.96%, 07/18/29
(e)
....... 400 400,527
First Industrial LP, 5.25%, 01/15/31 ....... 260 265,971
Goodman US Finance Five LLC, 4.63%,
05/04/32
(d)
..................... 380 377,997
Goodman US Finance Four LLC, 4.50%,
10/15/37
(d)
..................... 40 37,393
Goodman US Finance Six LLC, 5.13%,
10/07/34
(d)
..................... 465 471,464
Goodman US Finance Three LLC, 3.70%,
03/15/28
(d)
..................... 540 533,208
Lineage OP LP, 5.25%, 07/15/30
(d)
....... 150 151,916
LXP Industrial Trust
6.75% , 11/15/28 .................. 154 163,806
2.70% , 09/15/30 .................. 205 187,726
2.38% , 10/01/31 .................. 80 69,496
Prologis LP
2.13% , 04/15/27 .................. 538 524,081
3.38% , 12/15/27 .................. 460 454,622
4.88% , 06/15/28 .................. 975 996,351
3.88% , 09/15/28 .................. 635 632,977
4.00% , 09/15/28 .................. 417 416,775
4.38% , 02/01/29 .................. 630 634,837
2.88% , 11/15/29 .................. 310 295,304
2.25% , 04/15/30 .................. 1,006 929,598
1.75% , 07/01/30 .................. 603 539,048
1.25% , 10/15/30 .................. 946 823,971
4.75% , 01/15/31 .................. 785 800,750
1.75% , 02/01/31 .................. 500 440,036
1.63% , 03/15/31 .................. 470 410,443
2.25% , 01/15/32 .................. 545 480,976
4.63% , 01/15/33 .................. 550 553,581
4.75% , 06/15/33 .................. 705 711,697
5.13% , 01/15/34 .................. 734 753,608
5.00% , 03/15/34 .................. 795 808,351
5.00% , 01/31/35 .................. 700 708,854
5.25% , 05/15/35 .................. 535 550,917
4.38% , 09/15/48 .................. 535 458,423
3.05% , 03/01/50 .................. 422 286,819
3.00% , 04/15/50 .................. 688 462,338
2.13% , 10/15/50 .................. 618 342,356
5.25% , 06/15/53 .................. 785 764,068
5.25% , 03/15/54 .................. 630 611,750
Rexford Industrial Realty LP
5.00% , 06/15/28 .................. 250 254,213
2.13% , 12/01/30 .................. 605 540,482
2.15% , 09/01/31 .................. 495 432,151
19,957,373
Insurance — 1.4%
200 Park Funding Trust, 5.74%, 02/15/55
(d)
.. 200 202,498
ACE Capital Trust II, 9.70%, 04/01/30 ..... 493 593,098
Acrisure LLC
(d)
8.25% , 02/01/29 .................. 925 964,043

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
87
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
4.25% , 02/15/29 .................. USD 765 $ 734,690
8.50% , 06/15/29 .................. 510 535,364
6.00% , 08/01/29
(c)
................. 540 534,585
7.50% , 11/06/30 .................. 1,190 1,232,008
6.75% , 07/01/32 .................. 205 210,367
Aegon Funding Co. LLC, 5.50%, 04/16/27
(d)
.. 600 609,823
Aegon Ltd., (6-mo. SOFR USD + 3.97%),
5.50%, 04/11/48
(f)
................ 375 379,223
Aflac, Inc.
3.60% , 04/01/30 .................. 1,105 1,082,389
4.00% , 10/15/46 .................. 402 329,093
4.75% , 01/15/49 .................. 525 474,493
AIA Group Ltd.
(d)
5.63% , 10/25/27 .................. 1,205 1,240,956
3.90% , 04/06/28 .................. 798 795,989
3.60% , 04/09/29 .................. 1,243 1,225,540
3.38% , 04/07/30
(c)
................. 1,281 1,243,957
4.95% , 04/04/33
(c)
................. 1,175 1,209,638
5.38% , 04/05/34 .................. 560 582,509
4.95% , 03/30/35 .................. 405 409,596
3.20% , 09/16/40 .................. 1,910 1,514,811
4.88% , 03/11/44 .................. 390 378,323
4.50% , 03/16/46 .................. 665 609,081
5.40% , 09/30/54
(c)
................. 495 488,574
AIG SunAmerica Global Financing X, 6.90%,
03/15/32
(d)
..................... 916 1,021,387
Alleghany Corp.
3.63% , 05/15/30 .................. 230 224,976
4.90% , 09/15/44 .................. 455 425,906
3.25% , 08/15/51 .................. 590 410,783
Alliant Holdings Intermediate LLC
(d)
4.25% , 10/15/27 .................. 745 733,560
6.75% , 10/15/27 .................. 1,140 1,143,846
6.75% , 04/15/28 .................. 975 992,334
5.88% , 11/01/29
(c)
................. 469 467,940
7.00% , 01/15/31 .................. 1,215 1,256,201
6.50% , 10/01/31 .................. 970 996,255
7.38% , 10/01/32 .................. 770 795,830
Allianz SE
(d)(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.23%), 6.35% ,
09/06/53 ..................... 1,165 1,255,147
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 5.60% ,
09/03/54 ..................... 1,155 1,188,726
Allstate Corp. (The)
3.28% , 12/15/26 .................. 876 868,004
5.05% , 06/24/29 .................. 435 447,721
1.45% , 12/15/30 .................. 1,125 974,372
5.25% , 03/30/33 .................. 685 709,051
5.35% , 06/01/33 .................. 278 289,783
5.55% , 05/09/35 .................. 687 721,490
5.95% , 04/01/36 .................. 505 542,121
4.50% , 06/15/43 .................. 423 375,395
4.20% , 12/15/46 .................. 778 652,689
3.85% , 08/10/49 .................. 685 535,941
(3-mo. SOFR USD + 2.38%), 6.50% ,
05/15/57
(f)
.................... 464 488,505
American Financial Group, Inc.
5.25% , 04/02/30
(c)
................. 185 193,281
5.00% , 09/23/35 .................. 255 250,162
4.50% , 06/15/47 .................. 749 633,826
American International Group, Inc.
4.85% , 05/07/30 .................. 140 143,144
3.40% , 06/30/30 .................. 1,295 1,242,867
Security
Par (000)
Par (000) Value
Insurance (continued)
5.13% , 03/27/33 .................. USD 675 $ 693,090
3.88% , 01/15/35 .................. 465 433,112
5.45% , 05/07/35 .................. 245 254,896
4.50% , 07/16/44 .................. 860 764,604
4.80% , 07/10/45 .................. 75 68,995
4.75% , 04/01/48 .................. 1,109 997,150
4.38% , 06/30/50 .................. 980 828,395
American National Global Funding
(d)
5.55% , 01/28/30 .................. 195 200,946
5.25% , 06/03/30 .................. 440 448,211
American National Group, Inc.
5.00% , 06/15/27 .................. 656 659,854
5.75% , 10/01/29 .................. 235 242,660
6.14% , 06/13/32
(d)
................. 145 151,612
6.00% , 07/15/35 .................. 600 610,050
Americo Life, Inc., 3.45%, 04/15/31
(c) (d)
..... 595 541,094
AmFam Holdings, Inc.
(d)
2.81% , 03/11/31 .................. 655 569,993
3.83% , 03/11/51 .................. 595 397,455
AmWINS Group, Inc.
(d)
6.38% , 02/15/29 .................. 830 845,918
4.88% , 06/30/29 .................. 850 820,804
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(d)
..................... 200 206,147
Aon Corp.
8.21% , 01/01/27 .................. 700 728,135
2.85% , 05/28/27 .................. 525 515,276
4.50% , 12/15/28 .................. 546 551,968
3.75% , 05/02/29 .................. 1,024 1,010,315
2.80% , 05/15/30 .................. 1,278 1,201,519
2.05% , 08/23/31 .................. 425 374,066
2.60% , 12/02/31 .................. 260 233,666
5.00% , 09/12/32 .................. 415 425,720
5.35% , 02/28/33 .................. 776 807,478
6.25% , 09/30/40 .................. 485 531,272
2.90% , 08/23/51 .................. 585 369,267
3.90% , 02/28/52 .................. 850 645,731
Aon Global Ltd.
4.60% , 06/14/44 .................. 535 473,895
4.75% , 05/15/45 .................. 462 417,536
Aon North America, Inc.
5.13% , 03/01/27 .................. 710 718,836
5.15% , 03/01/29 .................. 960 987,482
5.30% , 03/01/31 .................. 650 676,920
5.45% , 03/01/34 .................. 1,555 1,618,411
5.75% , 03/01/54 .................. 1,725 1,741,142
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(d)
..................... 770 793,296
Arch Capital Finance LLC
4.01% , 12/15/26 .................. 642 640,595
5.03% , 12/15/46 .................. 508 478,946
Arch Capital Group Ltd.
7.35% , 05/01/34 .................. 408 476,210
3.64% , 06/30/50 .................. 961 722,135
Arch Capital Group US, Inc., 5.14%, 11/01/43 598 574,722
Ardonagh Finco Ltd., 7.75%, 02/15/31
(d)
.... 1,165 1,218,291
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(d)
..................... 1,410 1,470,560
Argentum Netherlands BV for Swiss Re Ltd.,
5.63%, 08/15/52
(e) (f)
............... 400 404,325
Arthur J Gallagher & Co.
4.60% , 12/15/27 .................. 715 721,809
4.85% , 12/15/29 .................. 385 393,050
2.40% , 11/09/31 .................. 845 751,862
5.00% , 02/15/32 .................. 520 529,932

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
88
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
5.50% , 03/02/33 .................. USD 250 $ 260,786
6.50% , 02/15/34 .................. 655 725,824
5.45% , 07/15/34 .................. 335 347,762
5.15% , 02/15/35 .................. 1,385 1,399,075
3.50% , 05/20/51 .................. 1,485 1,055,441
3.05% , 03/09/52 .................. 710 459,940
5.75% , 03/02/53 .................. 657 655,191
6.75% , 02/15/54 .................. 490 551,935
5.75% , 07/15/54 .................. 345 344,942
5.55% , 02/15/55 .................. 465 452,746
Ascot Group Ltd., 4.25%, 12/15/30
(d)
...... 605 556,558
Aspen Insurance Holdings Ltd., 5.75%,
07/01/30 ...................... 50 52,255
Assurant, Inc.
4.90% , 03/27/28 .................. 502 507,961
3.70% , 02/22/30 .................. 501 486,453
2.65% , 01/15/32 .................. 150 132,058
5.55% , 02/15/36 .................. 245 247,581
7.00% , 03/27/48
(f)
................. 411 423,121
Assured Guaranty Municipal Holdings, Inc.,
(3-mo. CME Term SOFR + 2.22%), 6.40%,
12/15/66
(d) (f)
.................... 371 346,333
Assured Guaranty US Holdings, Inc.
6.13% , 09/15/28 .................. 160 168,050
3.15% , 06/15/31 .................. 495 463,408
3.60% , 09/15/51 .................. 623 447,629
Athene Global Funding
(d)
2.95% , 11/12/26 .................. 518 511,139
4.95% , 01/07/27 .................. 250 252,008
5.34% , 01/15/27 .................. 130 131,735
5.52% , 03/25/27 .................. 1,005 1,021,621
5.35% , 07/09/27 .................. 290 294,851
2.45% , 08/20/27 .................. 250 241,989
2.50% , 03/24/28 .................. 155 148,109
4.83% , 05/09/28 .................. 525 529,250
1.99% , 08/19/28 .................. 1,215 1,135,258
2.72% , 01/07/29 .................. 380 359,216
5.58% , 01/09/29 .................. 910 936,294
4.72% , 10/08/29 .................. 285 285,785
5.38% , 01/07/30 .................. 450 461,847
5.03% , 07/17/30 .................. 485 490,735
2.55% , 11/19/30 .................. 800 722,203
2.67% , 06/07/31 .................. 590 525,445
5.53% , 07/11/31 .................. 610 627,681
2.65% , 10/04/31 .................. 435 385,161
5.32% , 11/13/31 .................. 705 718,473
5.54% , 08/22/35 .................. 410 414,334
Athene Holding Ltd.
4.13% , 01/12/28 .................. 1,226 1,221,864
6.15% , 04/03/30 .................. 765 812,640
3.50% , 01/15/31 .................. 167 158,097
6.65% , 02/01/33 .................. 545 591,470
5.88% , 01/15/34 .................. 725 752,638
3.95% , 05/25/51 .................. 730 524,858
3.45% , 05/15/52 .................. 546 355,829
6.25% , 04/01/54 .................. 930 925,477
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 6.63% ,
10/15/54
(f)
.................... 580 576,616
6.63% , 05/19/55 .................. 640 669,687
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.58%), 6.88% ,
06/28/55
(f)
.................... 510 513,788
AXA SA
8.60% , 12/15/30 .................. 30 35,434
Security
Par (000)
Par (000) Value
Insurance (continued)
(SOFR Index + 4.14%), 5.13% , 01/17/47
(e) (f)
USD 400 $ 402,319
AXIS Specialty Finance LLC
3.90% , 07/15/29 .................. 551 543,266
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.19%), 4.90% ,
01/15/40
(f)
.................... 196 190,187
AXIS Specialty Finance plc, 4.00%, 12/06/27 . 720 717,296
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(d)
..................... 610 626,326
Beacon Funding Trust, 6.27%, 08/15/54
(d)
... 765 787,474
Beazley Insurance DAC, 5.50%, 09/10/29
(e)
.. 400 406,531
Berkshire Hathaway Finance Corp.
2.30% , 03/15/27 .................. 1,020 999,834
1.85% , 03/12/30 .................. 709 648,805
1.45% , 10/15/30 .................. 1,100 974,516
2.88% , 03/15/32 .................. 970 904,874
5.75% , 01/15/40 .................. 948 1,032,724
4.40% , 05/15/42 .................. 808 755,502
4.30% , 05/15/43 .................. 595 535,724
4.20% , 08/15/48 .................. 1,741 1,485,235
4.25% , 01/15/49 .................. 1,800 1,546,975
2.85% , 10/15/50 .................. 1,858 1,223,189
2.50% , 01/15/51 .................. 917 562,600
3.85% , 03/15/52 .................. 2,290 1,799,540
Brighthouse Financial Global Funding
(d)
5.55% , 04/09/27 .................. 300 304,378
2.00% , 06/28/28 .................. 545 507,479
5.65% , 06/10/29 .................. 535 548,777
Brighthouse Financial, Inc.
3.70% , 06/22/27 .................. 1,060 1,043,201
5.63% , 05/15/30
(c)
................. 710 725,097
4.70% , 06/22/47 .................. 1,026 803,577
3.85% , 12/22/51 .................. 395 257,786
Broadstreet Partners Group LLC, 5.88%,
04/15/29
(d)
..................... 760 756,827
Brown & Brown, Inc.
4.60% , 12/23/26 .................. 450 451,955
4.70% , 06/23/28 .................. 480 484,120
4.50% , 03/15/29 .................. 357 357,369
4.90% , 06/23/30 .................. 450 455,943
2.38% , 03/15/31 .................. 940 837,869
4.20% , 03/17/32 .................. 435 420,116
5.25% , 06/23/32 .................. 525 537,282
5.65% , 06/11/34 .................. 550 569,117
5.55% , 06/23/35 .................. 925 952,741
4.95% , 03/17/52 .................. 715 631,363
6.25% , 06/23/55 .................. 415 436,437
Cathaylife Singapore Pte. Ltd.
(e)
5.95% , 07/05/34 .................. 600 639,542
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.30% ,
09/05/39
(f)
.................... 200 203,387
China Life Insurance Overseas Co. Ltd.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.23%), 5.35%,
08/15/33
(e) (f)
.................... 2,400 2,472,060
China Taiping Insurance Holdings Co. Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.07%),
6.40%
(e) (f) (h)
.................... 2,200 2,308,137
Chubb Corp. (The)
6.00% , 05/11/37 .................. 654 713,846
Series 1 , 6.50% , 05/15/38 ............ 730 828,207
Chubb INA Holdings LLC
4.65% , 08/15/29 .................. 845 861,963

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
89
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
1.38% , 09/15/30 .................. USD 1,079 $ 947,139
5.00% , 03/15/34 .................. 1,220 1,250,281
4.90% , 08/15/35 .................. 1,260 1,269,232
6.70% , 05/15/36 .................. 465 532,862
4.15% , 03/13/43 .................. 355 310,885
4.35% , 11/03/45 .................. 1,175 1,042,203
2.85% , 12/15/51 .................. 970 635,853
3.05% , 12/15/61 .................. 1,003 631,397
Cincinnati Financial Corp.
6.92% , 05/15/28 .................. 185 197,722
6.13% , 11/01/34 .................. 713 771,702
CNA Financial Corp.
3.45% , 08/15/27 .................. 535 528,496
3.90% , 05/01/29 .................. 570 562,668
2.05% , 08/15/30 .................. 420 376,155
5.50% , 06/15/33 .................. 585 605,847
5.13% , 02/15/34 .................. 560 562,804
5.20% , 08/15/35 .................. 395 395,070
CNO Financial Group, Inc.
5.25% , 05/30/29 .................. 769 781,398
6.45% , 06/15/34 .................. 775 820,742
CNO Global Funding
(d)
5.88% , 06/04/27 .................. 345 353,588
4.88% , 12/10/27 .................. 240 242,938
4.38% , 09/08/28 .................. 205 204,915
2.65% , 01/06/29 .................. 490 464,469
4.95% , 09/09/29 .................. 445 453,176
Constellation Insurance, Inc.
(d)(k)
6.80% , 01/24/30 .................. 290 292,926
6.63% , 05/01/31 .................. 260 255,078
Corebridge Global Funding
(d)
4.65% , 08/20/27 .................. 370 373,595
4.90% , 01/07/28 .................. 75 76,143
4.25% , 08/21/28 .................. 355 355,652
5.90% , 09/19/28 .................. 625 653,323
5.20% , 01/12/29 .................. 855 878,517
5.20% , 06/24/29 .................. 485 497,601
4.90% , 12/03/29 .................. 340 347,015
4.85% , 06/06/30 .................. 425 431,573
4.45% , 10/02/30 .................. 430 428,049
4.90% , 08/21/32 .................. 350 351,576
Dai-ichi Life Insurance Co. Ltd. (The), (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.52%), 6.20%
(d) (f) (h)
... 1,000 1,049,510
Doctors Co. An Interinsurance Exchange (The),
4.50%, 01/18/32
(d)
................ 400 357,765
E.ON International Finance BV, 6.65%,
04/30/38
(d)
..................... 690 771,418
Empower Finance 2020 LP
(d)
1.36% , 09/17/27 .................. 575 546,766
1.78% , 03/17/31 .................. 702 625,534
3.08% , 09/17/51 .................. 805 530,239
Enstar Finance LLC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.01%), 5.50%, 01/15/42
(f)
........... 396 390,653
Enstar Group Ltd.
4.95% , 06/01/29 .................. 762 768,691
3.10% , 09/01/31 .................. 485 434,482
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.19%), 7.50% ,
04/01/45
(d) (f)
................... 55 57,472
Equitable America Global Funding
(d)
4.65% , 06/09/28 .................. 320 323,324
4.95% , 06/09/30 .................. 420 428,188
Security
Par (000)
Par (000) Value
Insurance (continued)
Equitable Financial Life Global Funding
(d)
1.70% , 11/12/26 .................. USD 940 $ 917,940
1.40% , 08/27/27 .................. 235 223,949
4.88% , 11/19/27 .................. 535 543,133
5.45% , 03/03/28 .................. 855 877,653
1.80% , 03/08/28 .................. 697 659,613
5.00% , 03/27/30 .................. 300 306,774
1.75% , 11/15/30 .................. 502 440,971
Everest Reinsurance Holdings, Inc.
4.87% , 06/01/44 .................. 485 441,944
3.50% , 10/15/50 .................. 1,040 735,809
3.13% , 10/15/52 .................. 969 621,550
F&G Annuities & Life, Inc.
7.40% , 01/13/28 .................. 180 188,817
6.50% , 06/04/29 .................. 720 750,784
6.25% , 10/04/34 .................. 450 457,556
F&G Global Funding
(d)
2.30% , 04/11/27 .................. 690 671,363
5.88% , 06/10/27 .................. 60 61,421
4.65% , 09/08/28 .................. 320 320,872
2.00% , 09/20/28 .................. 596 554,348
5.88% , 01/16/30 .................. 60 62,157
Fairfax Financial Holdings Ltd.
4.85% , 04/17/28 .................. 695 703,860
4.63% , 04/29/30 .................. 336 337,226
3.38% , 03/03/31 .................. 500 469,871
5.63% , 08/16/32 .................. 920 959,875
6.00% , 12/07/33 .................. 585 621,986
5.75% , 05/20/35
(d)
................. 500 521,235
6.35% , 03/22/54 .................. 935 989,384
6.10% , 03/15/55 .................. 690 710,497
Farmers Exchange Capital, 7.05%, 07/15/28
(d)
560 589,980
Farmers Exchange Capital II, (3-mo. CME Term
SOFR + 4.01%), 6.15%, 11/01/53
(d) (f)
..... 345 342,149
Farmers Exchange Capital III, (3-mo. CME
Term SOFR + 3.72%), 5.45%, 10/15/54
(d) (f)
. 530 496,904
Farmers Insurance Exchange
(d)(f)
4.75% , 11/01/57 .................. 425 363,327
(10-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 7.00% ,
10/15/64 ..................... 35 36,460
Fidelity National Financial, Inc.
4.50% , 08/15/28 .................. 231 231,896
3.40% , 06/15/30 .................. 870 826,812
2.45% , 03/15/31 .................. 883 781,842
3.20% , 09/17/51 .................. 621 400,115
First American Financial Corp.
4.00% , 05/15/30 .................. 395 382,193
2.40% , 08/15/31 .................. 705 614,386
5.45% , 09/30/34 .................. 470 472,182
Five Corners Funding Trust II, 2.85%,
05/15/30
(d)
..................... 2,097 1,969,180
Five Corners Funding Trust III, 5.79%,
02/15/33
(d)
..................... 1,255 1,320,988
Five Corners Funding Trust IV, 6.00%,
02/15/53
(d)
..................... 720 749,095
Fortitude Global Funding, 4.63%, 10/06/28
(d)
. 375 375,307
Fortitude Group Holdings LLC, 6.25%,
04/01/30
(d)
..................... 270 279,932
Fubon Life Singapore Pte. Ltd., 5.45%,
12/10/35
(e)
..................... 200 204,208
FWD Group Holdings Ltd.
(e)
7.64% , 07/02/31 .................. 600 670,811
7.78% , 12/06/33 .................. 200 234,398

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
90
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
GA Global Funding Trust
(d)
2.25% , 01/06/27 .................. USD 635 $ 620,404
4.40% , 09/23/27 .................. 450 450,610
1.95% , 09/15/28 .................. 645 604,555
5.50% , 01/08/29 .................. 660 680,550
5.40% , 01/13/30 .................. 300 309,023
4.50% , 09/18/30 .................. 450 444,082
5.20% , 12/09/31 .................. 150 151,626
2.90% , 01/06/32 .................. 880 780,920
5.50% , 04/01/32 .................. 300 305,933
5.90% , 01/13/35 .................. 500 517,543
Genworth Holdings, Inc., 6.50%, 06/15/34 ... 297 306,156
Global Atlantic Fin Co.
(d)
4.40% , 10/15/29 .................. 920 904,306
3.13% , 06/15/31 .................. 960 864,273
7.95% , 06/15/33 .................. 694 794,154
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.80%), 4.70% ,
10/15/51
(f)
.................... 602 586,503
6.75% , 03/15/54 .................. 710 737,879
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%), 7.95% ,
10/15/54
(f)
.................... 600 628,922
Globe Life, Inc.
4.55% , 09/15/28 .................. 827 834,707
2.15% , 08/15/30 .................. 675 609,886
4.80% , 06/15/32 .................. 265 266,385
5.85% , 09/15/34 .................. 495 518,871
Great Eastern Life Assurance Co. Ltd. (The),
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 0.70%), 5.40%
(e) (f) (h)
... 400 407,527
Great-West Lifeco Finance 2018 LP
(d)
4.05% , 05/17/28 .................. 460 458,628
4.58% , 05/17/48
(c)
................. 310 271,338
Great-West Lifeco Finance Delaware LP,
4.15%, 06/03/47
(d)
................ 699 579,169
Guardian Life Global Funding
(d)
3.25% , 03/29/27 .................. 570 563,948
1.40% , 07/06/27
(c)
................. 505 484,158
5.55% , 10/28/27 .................. 455 468,383
1.25% , 11/19/27 .................. 190 179,808
4.07% , 09/05/28 .................. 50 49,954
1.63% , 09/16/28 .................. 363 339,107
5.74% , 10/02/28 .................. 465 485,815
4.18% , 09/26/29 .................. 400 399,482
4.80% , 04/28/30 .................. 525 536,334
4.33% , 10/06/30 .................. 250 250,056
Guardian Life Insurance Co. of America (The)
(d)
4.88% , 06/19/64 .................. 303 267,067
3.70% , 01/22/70 .................. 451 311,862
4.85% , 01/24/77 .................. 775 660,840
Hanover Insurance Group, Inc. (The)
2.50% , 09/01/30 .................. 610 552,954
5.50% , 09/01/35 .................. 250 253,576
Hanwha Life Insurance Co. Ltd.
(e)(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 3.38% ,
02/04/32 ..................... 800 786,438
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.29%), 6.30% ,
06/24/55 ..................... 1,000 1,049,934
Hartford Insurance Group, Inc. (The)
2.80% , 08/19/29 .................. 660 627,525
5.95% , 10/15/36 .................. 375 405,972
6.10% , 10/01/41 .................. 167 179,390
Security
Par (000)
Par (000) Value
Insurance (continued)
4.30% , 04/15/43 .................. USD 327 $ 285,341
4.40% , 03/15/48 .................. 515 447,148
3.60% , 08/19/49 .................. 875 662,331
2.90% , 09/15/51 .................. 715 466,209
High Street Funding Trust II, 4.68%, 02/15/48
(d)
375 329,171
Horace Mann Educators Corp.
7.25% , 09/15/28 .................. 85 91,115
4.70% , 10/01/30 .................. 315 312,536
Howden UK Refinance plc
(d)
7.25% , 02/15/31 .................. 1,125 1,158,883
8.13% , 02/15/32 .................. 500 515,917
HUB International Ltd.
(d)
5.63% , 12/01/29 .................. 575 573,385
7.25% , 06/15/30 .................. 3,060 3,196,128
7.38% , 01/31/32 .................. 1,855 1,923,312
Intact Financial Corp., 5.46%, 09/22/32
(d)
... 600 619,418
Jackson National Life Global Funding
(d)
4.90% , 01/13/27 .................. 300 302,066
5.25% , 04/12/28 .................. 320 326,687
3.05% , 06/21/29
(c)
................. 270 256,663
5.35% , 01/13/30 .................. 300 310,379
4.55% , 09/09/30 .................. 260 259,328
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30
(d)
................ 745 783,511
Kemper Corp.
2.40% , 09/30/30 .................. 650 579,269
3.80% , 02/23/32 .................. 416 384,684
Kyobo Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.89%), 5.90%, 06/15/52
(e) (f)
... 400 406,902
La Mondiale SAM
(e)(f)
(5-Year USD Swap Rate + 4.48%), 5.88% ,
01/26/47 ..................... 576 580,309
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.24%), 4.80% ,
01/18/48 ..................... 200 197,994
Legal & General Group plc, (5-Year USD Swap
Semi + 3.69%), 5.25%, 03/21/47
(e) (f)
..... 200 201,334
Liberty Mutual Group, Inc.
(d)
4.57% , 02/01/29 .................. 1,510 1,519,104
7.80% , 03/15/37 .................. 425 488,884
4.85% , 08/01/44 .................. 150 134,248
3.95% , 10/15/50 .................. 1,255 957,718
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13% ,
12/15/51
(f)
.................... 492 480,398
5.50% , 06/15/52 .................. 1,162 1,112,367
3.95% , 05/15/60 .................. 885 626,843
4.30% , 02/01/61 .................. 785 502,900
Lincoln Financial Global Funding
(d)
4.63% , 05/28/28 .................. 485 489,472
5.30% , 01/13/30 .................. 160 165,445
4.63% , 08/18/30 .................. 275 275,762
Lincoln National Corp.
3.63% , 12/12/26 .................. 778 772,828
3.80% , 03/01/28 .................. 812 804,560
3.05% , 01/15/30 .................. 953 905,569
2.33% , 08/15/30
(c) (d)
................ 735 666,556
3.40% , 01/15/31 .................. 625 592,236
3.40% , 03/01/32 .................. 480 444,252
5.85% , 03/15/34 .................. 460 482,460
6.30% , 10/09/37 .................. 203 218,170
7.00% , 06/15/40 .................. 449 509,054
4.35% , 03/01/48 .................. 172 141,224

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
91
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Loews Corp.
3.20% , 05/15/30 .................. USD 845 $ 808,498
6.00% , 02/01/35 .................. 110 118,932
4.13% , 05/15/43 .................. 717 617,133
Manulife Financial Corp.
2.48% , 05/19/27 .................. 536 523,453
(5-Year USD Swap Rate + 1.65%), 4.06% ,
02/24/32
(f)
.................... 855 850,087
3.70% , 03/16/32 .................. 335 320,984
5.38% , 03/04/46 .................. 901 904,998
Markel Group, Inc.
3.50% , 11/01/27 .................. 460 453,924
3.35% , 09/17/29 .................. 895 861,749
5.00% , 04/05/46 .................. 564 513,091
4.30% , 11/01/47 .................. 215 177,154
5.00% , 05/20/49 .................. 670 602,424
4.15% , 09/17/50 .................. 511 402,449
3.45% , 05/07/52 .................. 305 210,919
6.00% , 05/16/54 .................. 660 677,767
Marsh & McLennan Cos., Inc.
4.55% , 11/08/27 .................. 1,030 1,040,933
4.38% , 03/15/29 .................. 1,997 2,014,632
4.65% , 03/15/30 .................. 1,415 1,439,054
2.25% , 11/15/30 .................. 1,146 1,042,418
4.85% , 11/15/31 .................. 1,210 1,235,927
2.38% , 12/15/31 .................. 425 378,376
5.75% , 11/01/32 .................. 405 434,697
5.88% , 08/01/33 .................. 460 497,987
5.40% , 09/15/33 .................. 530 556,470
5.15% , 03/15/34 .................. 490 505,136
5.00% , 03/15/35 .................. 2,040 2,069,493
4.75% , 03/15/39 .................. 715 694,719
5.35% , 11/15/44 .................. 615 610,180
4.35% , 01/30/47 .................. 581 499,633
4.20% , 03/01/48 .................. 765 641,631
4.90% , 03/15/49 .................. 1,249 1,149,518
2.90% , 12/15/51 .................. 520 335,355
6.25% , 11/01/52 .................. 450 495,025
5.45% , 03/15/53 .................. 540 533,580
5.70% , 09/15/53 .................. 995 1,021,116
5.45% , 03/15/54 .................. 325 322,509
5.40% , 03/15/55 .................. 1,550 1,525,177
Massachusetts Mutual Life Insurance Co.
(d)
3.38% , 04/15/50 .................. 775 538,191
5.67% , 12/01/52 .................. 545 537,279
3.20% , 12/01/61 .................. 722 448,055
5.08% , 02/15/69
(f)
................. 840 772,251
3.73% , 10/15/70 .................. 828 553,046
4.90% , 04/01/77 .................. 579 481,637
MassMutual Global Funding II
(d)
2.35% , 01/14/27
(c)
................. 725 710,815
5.10% , 04/09/27 .................. 880 892,938
4.30% , 10/22/27 .................. 340 341,572
5.05% , 12/07/27 .................. 1,075 1,096,122
4.45% , 03/27/28 .................. 400 403,490
5.05% , 06/14/28 .................. 585 599,407
4.85% , 01/17/29 .................. 605 617,015
5.15% , 05/30/29 .................. 805 828,884
4.95% , 01/10/30 .................. 200 205,027
4.55% , 05/07/30 .................. 200 201,990
1.55% , 10/09/30 .................. 170 149,250
2.15% , 03/09/31 .................. 270 241,051
4.35% , 09/17/31 .................. 200 198,623
5.05% , 08/26/35 .................. 400 403,072
MBIA, Inc., 5.70%, 12/01/34
(c)
.......... 300 272,862
Security
Par (000)
Par (000) Value
Insurance (continued)
Meiji Yasuda Life Insurance Co.
(d)(f)
(5-Year USD Swap Rate + 3.15%), 5.10% ,
04/26/48 ..................... USD 60 $ 60,677
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.03%), 5.80% ,
09/11/54 ..................... 1,415 1,456,388
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.91%), 6.10% ,
06/11/55 ..................... 2,000 2,097,270
Mercury General Corp., 4.40%, 03/15/27 ... 540 538,568
Met Tower Global Funding
(d)
4.85% , 01/16/27
(c)
................. 600 605,704
4.00% , 10/01/27 .................. 615 614,883
4.80% , 01/14/28 .................. 450 456,542
5.25% , 04/12/29 .................. 575 595,549
4.20% , 09/16/30 .................. 300 298,841
MetLife Capital Trust IV, 7.88%, 12/15/37
(d)
.. 358 400,603
MetLife, Inc.
4.55% , 03/23/30 .................. 1,195 1,216,274
6.50% , 12/15/32 .................. 825 931,656
5.38% , 07/15/33 .................. 610 642,226
6.38% , 06/15/34 .................. 1,205 1,344,655
5.30% , 12/15/34 .................. 695 724,004
5.70% , 06/15/35 .................. 1,226 1,310,429
6.40% , 12/15/36 .................. 1,342 1,415,697
9.25% , 04/08/38
(d)
................. 250 301,458
10.75% , 08/01/39
(c)
................ 160 214,149
5.88% , 02/06/41 .................. 740 783,492
4.13% , 08/13/42 .................. 1,095 943,195
4.88% , 11/13/43 .................. 943 887,143
4.72% , 12/15/44 .................. 685 628,717
4.05% , 03/01/45 .................. 1,079 903,954
4.60% , 05/13/46 .................. 852 782,852
5.00% , 07/15/52 .................. 945 882,341
5.25% , 01/15/54 .................. 920 890,834
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.08%),
6.35% , 03/15/55
(f)
............... 1,000 1,062,026
Metropolitan Life Global Funding I
(d)
3.45% , 12/18/26 .................. 1,263 1,255,756
1.88% , 01/11/27 .................. 1,195 1,165,267
5.05% , 06/11/27
(c)
................. 355 360,583
4.40% , 06/30/27 .................. 665 669,313
3.00% , 09/19/27 .................. 660 648,045
5.05% , 01/06/28 .................. 635 648,248
4.15% , 08/25/28 .................. 310 310,899
5.40% , 09/12/28 .................. 360 372,928
4.85% , 01/08/29 .................. 865 882,765
3.30% , 03/21/29 .................. 470 457,505
3.05% , 06/17/29 .................. 328 315,085
4.30% , 08/25/29 .................. 447 449,413
4.90% , 01/09/30 .................. 200 204,989
2.95% , 04/09/30 .................. 1,210 1,145,441
1.55% , 01/07/31 .................. 385 336,182
2.40% , 01/11/32 .................. 605 534,778
5.15% , 03/28/33 .................. 680 703,017
5.05% , 01/08/34 .................. 560 570,311
Muang Thai Life Assurance PCL, (10-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 3.55%, 01/27/37
(e) (f)
... 400 394,135
Muenchener Rueckversicherungs-Gesellschaft
AG, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.98%), 5.88%,
05/23/42
(d) (f)
.................... 1,040 1,091,278

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
92
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Mutual of Omaha Cos. Global Funding
(d)
5.35% , 04/09/27 .................. USD 370 $ 375,887
4.51% , 06/09/28
(c)
................. 285 287,584
5.45% , 12/12/28 .................. 330 340,972
4.75% , 10/15/29 .................. 280 284,346
5.00% , 04/01/30 .................. 490 500,241
Mutual of Omaha Insurance Co., (10-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.14%, 01/16/64
(d) (f)
... 365 382,104
Nanshan Life Pte. Ltd.
(e)
5.45% , 09/11/34 .................. 600 598,109
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 5.88% ,
03/17/41
(f)
.................... 200 204,274
Nassau Cos. of New York (The), 7.88%,
07/15/30
(d)
..................... 285 290,839
National Life Insurance Co., 5.25%, 07/19/68
(c) (d
) (f)
.......................... 65 53,491
Nationwide Financial Services, Inc.
6.75% , 05/15/37 .................. 280 282,390
5.30% , 11/18/44
(d)
................. 178 169,442
3.90% , 11/30/49
(d)
................. 1,120 862,927
Nationwide Mutual Insurance Co.
(d)
8.25% , 12/01/31 .................. 590 690,343
7.88% , 04/01/33 .................. 220 250,103
9.38% , 08/15/39 .................. 650 879,106
4.95% , 04/22/44 .................. 383 337,167
4.35% , 04/30/50 .................. 1,400 1,117,574
New York Life Global Funding
(d)
4.90% , 04/02/27 .................. 505 511,900
3.25% , 04/07/27 .................. 640 634,385
3.90% , 10/01/27 .................. 580 579,882
4.40% , 12/13/27 .................. 55 55,446
4.85% , 01/09/28 .................. 905 920,554
3.00% , 01/10/28 .................. 583 571,294
4.40% , 04/25/28 .................. 510 515,313
4.90% , 06/13/28 .................. 741 757,119
4.15% , 07/25/28 .................. 655 657,346
4.70% , 01/29/29 .................. 960 976,709
5.00% , 06/06/29 .................. 415 425,743
4.60% , 12/05/29 .................. 535 542,575
4.60% , 06/03/30 .................. 575 584,058
1.20% , 08/07/30 .................. 810 703,964
1.85% , 08/01/31 .................. 1,000 873,312
4.55% , 01/28/33 .................. 930 929,707
5.00% , 01/09/34 .................. 1,115 1,135,933
5.35% , 01/23/35 .................. 465 483,931
New York Life Insurance Co.
(d)
5.88% , 05/15/33 .................. 1,135 1,206,127
6.75% , 11/15/39 .................. 814 931,265
3.75% , 05/15/50 .................. 1,296 982,966
4.45% , 05/15/69 .................. 1,127 895,570
Nippon Life Insurance Co.
(d)(f)
(5-Year USD Swap Rate + 2.88%), 4.00% ,
09/19/47 ..................... 510 504,941
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 3.40% ,
01/23/50 ..................... 1,420 1,348,790
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 2.75% ,
01/21/51 ..................... 1,125 1,018,351
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 2.90% ,
09/16/51 ..................... 990 888,923
Security
Par (000)
Par (000) Value
Insurance (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 6.25% ,
09/13/53 ..................... USD 685 $ 729,993
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 5.95% ,
04/16/54 ..................... 1,275 1,335,307
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.19%), 6.50% ,
04/30/55 ..................... 1,500 1,624,875
NLG Global Funding
(d)
5.40% , 01/23/30 .................. 120 123,930
4.35% , 09/15/30 .................. 165 163,329
Northwestern Mutual Global Funding
(d)
1.75% , 01/11/27 .................. 670 652,512
5.07% , 03/25/27 .................. 845 857,583
4.11% , 09/12/27 .................. 480 481,190
4.35% , 09/15/27 .................. 680 685,230
4.49% , 03/21/28 .................. 140 141,494
1.70% , 06/01/28 .................. 865 816,751
4.90% , 06/12/28 .................. 720 736,037
4.13% , 08/25/28 .................. 260 260,927
4.71% , 01/10/29 .................. 1,055 1,073,007
4.96% , 01/13/30 .................. 220 225,794
4.60% , 06/03/30 .................. 575 583,747
5.16% , 05/28/31 .................. 545 566,130
Northwestern Mutual Life Insurance Co. (The)
(d)
6.06% , 03/30/40 .................. 817 868,119
3.85% , 09/30/47 .................. 1,391 1,085,608
3.45% , 03/30/51 .................. 961 685,396
3.63% , 09/30/59 .................. 1,546 1,087,099
Old Republic International Corp.
5.75% , 03/28/34 .................. 520 540,517
3.85% , 06/11/51 .................. 625 459,142
Omnis Funding Trust, 6.72%, 05/15/55
(d)
.... 1,100 1,171,291
OneAmerica Financial Partners, Inc., 4.25%,
10/15/50
(c) (d)
.................... 430 340,462
Pacific Life Global Funding II
(d)
1.45% , 01/20/28 .................. 290 274,019
4.90% , 04/04/28 .................. 480 489,128
4.45% , 05/01/28 .................. 100 101,054
5.50% , 07/18/28 .................. 680 704,189
1.60% , 09/21/28 .................. 583 542,036
4.90% , 01/11/29 .................. 665 679,454
4.50% , 08/28/29 .................. 615 620,581
4.85% , 02/10/30 .................. 195 199,022
2.45% , 01/11/32 .................. 765 679,567
4.88% , 07/17/32 .................. 280 286,415
Pacific Life Insurance Co.
(d)
9.25% , 06/15/39 .................. 180 246,528
4.30% , 10/24/67
(f)
................. 809 659,003
Pacific LifeCorp
(d)
6.60% , 09/15/33 .................. 175 194,300
5.13% , 01/30/43 .................. 305 292,203
3.35% , 09/15/50 .................. 840 588,109
5.40% , 09/15/52 .................. 685 668,697
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(d)
2,925 3,023,033
PartnerRe Finance B LLC
3.70% , 07/02/29 .................. 919 899,839
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.82%), 4.50% ,
10/01/50
(f)
.................... 130 123,643
Peachtree Corners Funding Trust II, 6.01%,
05/15/35
(d)
..................... 600 630,022
Penn Mutual Life Insurance Co. (The), 3.80%,
04/29/61
(c) (d)
.................... 675 458,843

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
93
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Phoenix Group Holdings plc, 5.38%, 07/06/27
(e)
USD 450 $ 454,298
Pine Street Trust II, 5.57%, 02/15/49
(d)
..... 590 560,515
Pine Street Trust III, 6.22%, 05/15/54
(d)
..... 615 633,266
Pricoa Global Funding I
(d)
4.40% , 08/27/27 .................. 865 870,932
5.10% , 05/30/28
(c)
................. 680 696,240
4.70% , 05/28/30 .................. 450 457,354
4.65% , 08/27/31 .................. 215 217,268
4.75% , 08/26/32 .................. 450 452,401
5.35% , 05/28/35 .................. 475 492,007
Primerica, Inc., 2.80%, 11/19/31 ......... 555 501,882
Principal Financial Group, Inc.
3.10% , 11/15/26 .................. 635 629,090
4.11% , 02/15/28
(d)
................. 530 527,641
3.70% , 05/15/29 .................. 405 397,613
2.13% , 06/15/30 .................. 200 181,323
5.38% , 03/15/33 .................. 370 384,811
6.05% , 10/15/36 .................. 140 152,380
4.63% , 09/15/42 .................. 570 523,164
4.35% , 05/15/43 .................. 195 171,108
4.30% , 11/15/46 .................. 550 472,996
5.50% , 03/15/53 .................. 320 322,402
Principal Life Global Funding II
(d)
1.50% , 11/17/26 .................. 440 428,770
5.00% , 01/16/27 .................. 875 884,418
4.60% , 08/19/27 .................. 630 635,566
4.80% , 01/09/28 .................. 365 369,355
5.50% , 06/28/28 .................. 505 521,190
4.25% , 08/18/28 .................. 155 155,414
5.10% , 01/25/29 .................. 910 932,590
2.50% , 09/16/29
(c)
................. 630 589,985
4.95% , 11/27/29 .................. 435 444,588
1.50% , 08/27/30 .................. 707 619,400
1.63% , 11/19/30 .................. 475 414,066
Progressive Corp. (The)
2.45% , 01/15/27 .................. 616 605,587
2.50% , 03/15/27 .................. 685 671,930
4.00% , 03/01/29 .................. 607 607,612
6.63% , 03/01/29 .................. 896 967,913
3.20% , 03/26/30 .................. 630 606,442
3.00% , 03/15/32 .................. 255 235,350
6.25% , 12/01/32 .................. 100 111,219
4.95% , 06/15/33 .................. 610 626,918
4.35% , 04/25/44 .................. 426 376,461
3.70% , 01/26/45 .................. 420 337,752
4.13% , 04/15/47 .................. 865 730,516
4.20% , 03/15/48 .................. 624 530,235
3.95% , 03/26/50 .................. 515 415,666
3.70% , 03/15/52 .................. 360 278,908
Protective Life Corp.
(d)
4.30% , 09/30/28 .................. 717 717,700
3.40% , 01/15/30 .................. 735 705,718
Protective Life Global Funding
(d)
4.99% , 01/12/27 .................. 605 610,654
4.71% , 07/06/27 .................. 628 633,855
4.34% , 09/13/27 .................. 300 301,750
1.90% , 07/06/28 .................. 360 339,464
5.47% , 12/08/28 .................. 835 865,262
5.22% , 06/12/29 .................. 310 320,067
4.77% , 12/09/29 .................. 165 167,938
4.80% , 06/05/30 .................. 300 304,573
1.74% , 09/21/30 .................. 460 405,625
5.43% , 01/14/32 .................. 345 359,331
Prudential Financial, Inc.
3.88% , 03/27/28 .................. 654 653,798
Security
Par (000)
Par (000) Value
Insurance (continued)
2.10% , 03/10/30 .................. USD 460 $ 424,912
5.75% , 07/15/33 .................. 520 561,986
5.20% , 03/14/35 .................. 695 712,828
5.70% , 12/14/36 .................. 920 976,810
6.63% , 12/01/37 .................. 280 319,415
3.00% , 03/10/40 .................. 638 498,876
6.63% , 06/21/40 .................. 346 396,987
4.60% , 05/15/44 .................. 801 719,269
(3-mo. SOFR USD + 2.64%), 4.50% ,
09/15/47
(f)
.................... 580 571,390
3.91% , 12/07/47 .................. 953 761,681
4.42% , 03/27/48 .................. 426 366,510
(3-mo. SOFR USD + 2.93%), 5.70% ,
09/15/48
(f)
.................... 893 902,041
3.94% , 12/07/49 .................. 1,120 886,659
4.35% , 02/25/50 .................. 939 796,630
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.04%), 3.70% ,
10/01/50
(f)
.................... 435 405,112
3.70% , 03/13/51 .................. 1,511 1,143,382
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.16%), 5.12% ,
03/01/52
(f)
.................... 820 818,590
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.23%), 6.00% ,
09/01/52
(f)
.................... 1,030 1,071,869
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%), 6.75% ,
03/01/53
(f)
.................... 405 433,486
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 6.50% ,
03/15/54
(f)
.................... 570 606,788
Prudential Funding Asia plc
3.13% , 04/14/30 .................. 1,215 1,166,610
3.63% , 03/24/32 .................. 670 641,887
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.52%), 2.95% ,
11/03/33
(e) (f)
.................... 900 860,170
QIC Cayman Ltd., (6-Year USD Constant
Maturity + 2.20%), 6.15%
(e) (f) (h)
......... 400 407,296
Reinsurance Group of America, Inc.
3.90% , 05/15/29 .................. 761 752,248
3.15% , 06/15/30 .................. 673 636,382
6.00% , 09/15/33 .................. 565 603,409
5.75% , 09/15/34 .................. 580 604,512
Reliance Standard Life Global Funding II,
2.75%, 01/21/27
(d)
................ 395 385,271
RenaissanceRe Finance, Inc., 3.45%, 07/01/27 913 900,876
RenaissanceRe Holdings Ltd.
3.60% , 04/15/29 .................. 505 493,494
5.75% , 06/05/33 .................. 920 962,978
5.80% , 04/01/35 .................. 300 313,942
RGA Global Funding
(d)
2.00% , 11/30/26 .................. 895 874,198
4.35% , 08/25/28 .................. 425 425,772
6.00% , 11/21/28 .................. 620 650,463
2.70% , 01/18/29 .................. 585 555,803
5.45% , 05/24/29 .................. 535 554,721
5.25% , 01/09/30 .................. 380 393,367
5.50% , 01/11/31 .................. 480 500,036
5.05% , 12/06/31 .................. 325 330,938
5.00% , 08/25/32 .................. 360 362,294
Ryan Specialty LLC
(d)
4.38% , 02/01/30 .................. 460 448,672
5.88% , 08/01/32 .................. 1,215 1,235,547

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
94
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Sagicor Financial Co. Ltd., 5.30%, 05/13/28
(d)
. USD 465 $ 460,975
Sammons Financial Group Global Funding
(d)
5.05% , 01/10/28 .................. 110 111,735
5.10% , 12/10/29 .................. 75 77,138
4.95% , 06/12/30 .................. 515 521,304
Sammons Financial Group, Inc.
(d)
4.45% , 05/12/27 .................. 153 152,689
3.35% , 04/16/31 .................. 695 641,822
4.75% , 04/08/32 .................. 770 753,361
6.88% , 04/15/34 .................. 665 730,103
SBL Holdings, Inc.
(d)
5.90% , 09/26/28 .................. 35 34,820
5.00% , 02/18/31 .................. 603 560,396
7.20% , 10/30/34 .................. 540 526,791
Securian Financial Group, Inc., 4.80%,
04/15/48
(d)
..................... 155 138,023
Selective Insurance Group, Inc.
5.90% , 04/15/35 .................. 290 302,091
5.38% , 03/01/49 .................. 165 153,278
Shin Kong Life Singapore Pte. Ltd., 6.95%,
06/26/35
(e)
..................... 400 433,796
SiriusPoint Ltd., 7.00%, 04/05/29 ........ 75 79,091
Stewart Information Services Corp., 3.60%,
11/15/31 ...................... 525 469,988
Sumitomo Life Insurance Co.
(d)(f)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.84%),
5.88%
(h)
...................... 1,000 1,028,355
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 5.88% ,
09/10/55 ..................... 1,000 1,023,214
4.00% , 09/14/77 .................. 1,090 1,079,760
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 3.38% ,
04/15/81
(c)
.................... 940 879,411
Swiss Re Finance Luxembourg SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.58%), 5.00%, 04/02/49
(d) (f)
... 770 777,086
Swiss RE Subordinated Finance plc
(d)(f)
(3-mo. CME Term SOFR + 1.81%), 5.70% ,
04/05/35 ..................... 610 634,159
(3-mo. CME Term SOFR + 2.13%), 6.19% ,
04/01/46 ..................... 400 417,243
Swiss Re Treasury US Corp., 4.25%, 12/06/42
(d)
590 517,167
Symetra Life Insurance Co., 6.55%, 10/01/55
(d)
10 10,536
Teachers Insurance & Annuity Association of
America
(d)
6.85% , 12/16/39 .................. 1,114 1,279,319
4.90% , 09/15/44 .................. 1,570 1,450,878
4.27% , 05/15/47 .................. 1,959 1,632,468
3.30% , 05/15/50 .................. 1,282 886,296
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.25%, 05/07/35
(e) (f)
... 400 417,078
Transatlantic Holdings, Inc., 8.00%, 11/30/39 . 435 548,521
Travelers Cos., Inc. (The)
5.05% , 07/24/35 .................. 405 412,879
6.75% , 06/20/36 .................. 420 484,171
6.25% , 06/15/37 .................. 930 1,036,296
5.35% , 11/01/40 .................. 765 779,873
4.60% , 08/01/43 .................. 310 284,520
4.30% , 08/25/45 .................. 485 421,743
3.75% , 05/15/46 .................. 540 431,567
4.00% , 05/30/47 .................. 745 617,035
4.05% , 03/07/48 .................. 587 485,485
Security
Par (000)
Par (000) Value
Insurance (continued)
4.10% , 03/04/49 .................. USD 762 $ 631,979
2.55% , 04/27/50 .................. 460 283,211
3.05% , 06/08/51 .................. 849 574,133
5.45% , 05/25/53 .................. 670 674,417
5.70% , 07/24/55 .................. 355 368,196
Travelers Property Casualty Corp., 6.38%,
03/15/33 ...................... 622 699,944
Trustage Financial Group, Inc., 4.63%,
04/15/32
(d)
..................... 15 14,420
Unum Group
4.00% , 06/15/29 .................. 240 236,634
4.05% , 08/15/41
(d)
................. 465 382,931
5.75% , 08/15/42 .................. 515 515,348
4.50% , 12/15/49 .................. 340 278,518
4.13% , 06/15/51 .................. 345 264,175
6.00% , 06/15/54 .................. 380 383,142
USI, Inc., 7.50%, 01/15/32
(d)
........... 640 663,129
Vigorous Champion International Ltd., 4.25%,
05/28/29
(e)
..................... 400 398,207
W R Berkley Corp.
4.75% , 08/01/44 .................. 750 696,700
4.00% , 05/12/50 .................. 290 228,981
3.55% , 03/30/52 .................. 195 140,439
3.15% , 09/30/61 .................. 700 446,435
Western & Southern Life Insurance Co. (The)
(d)
5.15% , 01/15/49 .................. 585 542,625
3.75% , 04/28/61 .................. 622 437,502
Western-Southern Global Funding
(d)
4.50% , 07/16/28 .................. 485 488,196
4.90% , 05/01/30 .................. 575 588,576
Willis North America, Inc.
4.65% , 06/15/27 .................. 805 810,203
4.50% , 09/15/28 .................. 659 663,081
2.95% , 09/15/29 .................. 1,099 1,043,161
5.35% , 05/15/33 .................. 695 717,841
5.05% , 09/15/48 .................. 470 429,058
3.88% , 09/15/49 .................. 573 437,209
5.90% , 03/05/54 .................. 700 708,481
Wilton RE Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.27%), 6.00%
(c) (d) (f) (h)
.............. 395 391,321
Wynnton Funding Trust, 5.25%, 08/15/35
(d)
.. 1,000 1,007,754
XL Group Ltd., 5.25%, 12/15/43 ......... 378 367,782
Zurich Finance Ireland DAC
(e)(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.78%), 3.00% ,
04/19/51 ..................... 1,000 904,681
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 3.50% ,
05/02/52 ..................... 200 182,290
Zurich Finance Ireland II DAC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.42%), 5.50%, 04/23/55
(e) (f)
... 500 509,176
462,869,976
Interactive Media & Services — 0.2%
Alphabet, Inc.
0.80% , 08/15/27 .................. 1,595 1,516,837
4.00% , 05/15/30 .................. 910 913,205
1.10% , 08/15/30 .................. 2,085 1,828,691
4.50% , 05/15/35 .................. 1,160 1,157,175
1.90% , 08/15/40 .................. 1,837 1,256,562
2.05% , 08/15/50 .................. 2,525 1,421,852
5.25% , 05/15/55 .................. 745 737,961
2.25% , 08/15/60
(c)
................. 2,094 1,112,940

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
95
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
5.30% , 05/15/65 .................. USD 735 $ 722,071
Baidu, Inc.
1.63% , 02/23/27 .................. 342 331,592
3.63% , 07/06/27 .................. 894 887,886
4.38% , 03/29/28 .................. 597 600,841
4.88% , 11/14/28 .................. 515 526,175
3.43% , 04/07/30 .................. 457 443,812
2.38% , 10/09/30 .................. 429 395,965
2.38% , 08/23/31 .................. 799 725,171
Cars.com, Inc., 6.38%, 11/01/28
(d)
........ 410 408,698
Meta Platforms, Inc.
3.50% , 08/15/27 .................. 3,090 3,072,572
4.60% , 05/15/28 .................. 2,105 2,139,744
4.30% , 08/15/29 .................. 1,460 1,473,661
4.80% , 05/15/30 .................. 1,005 1,033,741
4.20% , 11/15/30 .................. 2,015 2,012,622
4.55% , 08/15/31 .................. 1,015 1,029,790
3.85% , 08/15/32 .................. 2,830 2,730,431
4.60% , 11/15/32 .................. 1,195 1,200,488
4.95% , 05/15/33 .................. 1,695 1,738,719
4.75% , 08/15/34 .................. 2,500 2,513,335
4.88% , 11/15/35 .................. 1,665 1,669,764
5.50% , 11/15/45 .................. 4,905 4,859,507
4.45% , 08/15/52 .................. 2,715 2,273,228
5.60% , 05/15/53 .................. 2,355 2,335,253
5.40% , 08/15/54 .................. 2,955 2,841,811
5.63% , 11/15/55 .................. 2,725 2,704,047
4.65% , 08/15/62 .................. 1,470 1,221,079
5.75% , 05/15/63 .................. 1,647 1,642,417
5.55% , 08/15/64 .................. 2,235 2,163,496
5.75% , 11/15/65 .................. 4,360 4,314,549
Snap, Inc.
(d)
6.88% , 03/01/33 .................. 815 834,281
6.88% , 03/15/34 .................. 380 386,398
Tencent Holdings Ltd.
(e)
3.60% , 01/19/28 .................. 2,400 2,382,959
3.98% , 04/11/29 .................. 2,800 2,799,352
2.39% , 06/03/30 .................. 2,000 1,867,141
2.88% , 04/22/31 .................. 200 188,665
3.93% , 01/19/38 .................. 1,000 940,504
3.68% , 04/22/41 .................. 900 775,185
4.53% , 04/11/49
(c)
................. 400 371,306
3.24% , 06/03/50 .................. 2,300 1,714,742
3.84% , 04/22/51
(c)
................. 2,000 1,653,966
3.29% , 06/03/60 .................. 800 568,892
3.94% , 04/22/61
(c)
................. 1,000 814,133
Weibo Corp., 3.38%, 07/08/30 .......... 935 888,991
Ziff Davis, Inc., 4.63%, 10/15/30
(d)
........ 510 479,883
ZipRecruiter, Inc., 5.00%, 01/15/30
(d)
...... 589 460,551
77,084,637
IT Services — 0.2%
Accenture Capital, Inc.
3.90% , 10/04/27 .................. 630 631,089
4.05% , 10/04/29 .................. 990 989,784
4.25% , 10/04/31 .................. 885 883,150
4.50% , 10/04/34 .................. 1,405 1,383,960
Ahead DB Holdings LLC, 6.63%, 05/01/28
(d)
. 405 408,353
Amdocs Ltd., 2.54%, 06/15/30 .......... 722 662,873
Arches Buyer, Inc.
(d)
4.25% , 06/01/28 .................. 940 918,801
6.13% , 12/01/28
(c)
................. 535 522,477
ASGN, Inc., 4.63%, 05/15/28
(d)
.......... 560 549,891
Booz Allen Hamilton, Inc.
3.88% , 09/01/28
(d)
................. 990 971,500
Security
Par (000)
Par (000) Value
IT Services (continued)
4.00% , 07/01/29
(c) (d)
................ USD 409 $ 399,051
5.95% , 08/04/33
(c)
................. 660 688,738
5.95% , 04/15/35
(c)
................. 420 434,861
Cablevision Lightpath LLC
(d)
3.88% , 09/15/27 .................. 480 469,899
5.63% , 09/15/28 .................. 505 497,987
CGI, Inc.
4.95% , 03/14/30
(d)
................. 440 446,495
2.30% , 09/14/31 .................. 450 398,044
Cogent Communications Group LLC
(d)
7.00% , 06/15/27 .................. 740 737,792
6.50% , 07/01/32
(c)
................. 605 578,257
Conduent Business Services LLC, 6.00%,
11/01/29
(d)
..................... 536 500,379
CoreWeave, Inc.
(d)
9.25% , 06/01/30 .................. 1,555 1,567,912
9.00% , 02/01/31 .................. 1,635 1,640,477
DXC Technology Co., 2.38%, 09/15/28 ..... 777 733,620
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(d)
805 839,792
Gartner, Inc.
(d)
4.50% , 07/01/28 .................. 851 844,017
3.63% , 06/15/29 .................. 644 618,407
3.75% , 10/01/30 .................. 700 662,120
Genpact Luxembourg SARL, 6.00%, 06/04/29 365 380,524
Go Daddy Operating Co. LLC
(d)
5.25% , 12/01/27 .................. 790 789,463
3.50% , 03/01/29 .................. 767 731,066
IBM International Capital Pte. Ltd.
4.60% , 02/05/27 .................. 756 760,764
4.60% , 02/05/29 .................. 890 902,165
4.75% , 02/05/31 .................. 780 794,755
4.90% , 02/05/34 .................. 980 989,427
5.25% , 02/05/44 .................. 830 810,675
5.30% , 02/05/54 .................. 1,465 1,387,873
International Business Machines Corp.
3.30% , 01/27/27 .................. 748 741,923
2.20% , 02/09/27 .................. 285 278,666
1.70% , 05/15/27 .................. 1,249 1,207,318
4.15% , 07/27/27 .................. 825 828,649
6.22% , 08/01/27 .................. 704 729,792
6.50% , 01/15/28 .................. 617 648,736
4.50% , 02/06/28 .................. 955 964,411
4.65% , 02/10/28 .................. 800 811,291
3.50% , 05/15/29 .................. 1,245 1,220,478
4.80% , 02/10/30 .................. 800 819,100
1.95% , 05/15/30 .................. 1,378 1,251,862
2.72% , 02/09/32 .................. 260 236,154
5.00% , 02/10/32 .................. 700 720,496
4.40% , 07/27/32 .................. 740 737,881
5.88% , 11/29/32 .................. 673 728,499
4.75% , 02/06/33 .................. 770 782,270
5.20% , 02/10/35 .................. 800 820,298
4.15% , 05/15/39 .................. 1,976 1,776,372
5.60% , 11/30/39 .................. 905 942,825
2.85% , 05/15/40 .................. 653 493,914
4.00% , 06/20/42 .................. 1,150 974,962
4.70% , 02/19/46 .................. 802 726,166
4.25% , 05/15/49 .................. 2,175 1,794,537
2.95% , 05/15/50 .................. 710 464,997
3.43% , 02/09/52 .................. 740 522,684
4.90% , 07/27/52 .................. 820 739,414
5.10% , 02/06/53 .................. 655 608,675
5.70% , 02/10/55 .................. 935 930,986
7.13% , 12/01/96 .................. 260 317,654

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
96
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
ION Platform Finance US, Inc.
(d)
4.63% , 05/01/28 .................. USD 410 $ 385,006
5.00% , 05/01/28 .................. 395 368,475
5.75% , 05/15/28 .................. 515 491,541
8.75% , 05/01/29 .................. 710 720,632
9.50% , 05/30/29 .................. 855 873,290
9.00% , 08/01/29 .................. 530 536,703
Kyndryl Holdings, Inc.
2.70% , 10/15/28 .................. 550 524,846
3.15% , 10/15/31 .................. 635 578,561
6.35% , 02/20/34
(c)
................. 300 319,331
4.10% , 10/15/41 .................. 715 574,495
Newfold Digital Holdings Group, Inc.
(d)
11.75% , 10/15/28 ................. 520 343,105
6.00% , 02/15/29 .................. 485 285,848
Twilio, Inc.
3.63% , 03/15/29 .................. 513 493,096
3.88% , 03/15/31 .................. 508 480,821
Unisys Corp., 10.63%, 01/15/31
(c) (d)
....... 675 716,885
VeriSign, Inc.
4.75% , 07/15/27 .................. 1,205 1,204,488
2.70% , 06/15/31 .................. 718 649,124
5.25% , 06/01/32 .................. 50 51,180
Virtusa Corp., 7.13%, 12/15/28
(d)
........ 360 345,352
61,290,227
Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31
(d)
...... 830 863,693
Brunswick Corp.
5.85% , 03/18/29
(c)
................. 330 340,729
2.40% , 08/18/31
(c)
................. 580 504,436
4.40% , 09/15/32 .................. 345 328,187
5.10% , 04/01/52 .................. 410 330,668
Hasbro, Inc.
3.55% , 11/19/26 .................. 800 794,136
3.50% , 09/15/27 .................. 539 532,852
3.90% , 11/19/29 .................. 1,121 1,095,937
6.05% , 05/14/34 .................. 495 521,164
6.35% , 03/15/40 .................. 527 555,670
5.10% , 05/15/44 .................. 250 222,474
Mattel, Inc.
5.88% , 12/15/27
(d)
................. 935 937,015
3.75% , 04/01/29
(d)
................. 935 906,851
5.45% , 11/01/41 .................. 320 298,022
Polaris, Inc., 6.95%, 03/15/29 .......... 695 739,167
8,971,001
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
4.20% , 09/09/27 .................. 280 280,428
2.75% , 09/15/29 .................. 508 481,451
2.10% , 06/04/30 .................. 805 731,930
2.30% , 03/12/31 .................. 1,080 970,926
4.75% , 09/09/34 .................. 495 493,913
Bio-Rad Laboratories, Inc.
3.30% , 03/15/27 .................. 500 493,731
3.70% , 03/15/32 .................. 829 776,630
Charles River Laboratories International, Inc.
(d)
4.25% , 05/01/28 .................. 550 542,461
3.75% , 03/15/29 .................. 580 556,190
4.00% , 03/15/31 .................. 535 504,546
Danaher Corp.
4.38% , 09/15/45 .................. 580 510,906
2.60% , 10/01/50 .................. 958 597,589
2.80% , 12/10/51
(c)
................. 1,039 670,084
Fortrea Holdings, Inc., 7.50%, 07/01/30
(c) (d)
.. 595 571,221
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Illumina, Inc.
5.75% , 12/13/27 .................. USD 700 $ 719,839
2.55% , 03/23/31 .................. 740 665,772
Revvity, Inc.
1.90% , 09/15/28 .................. 440 411,335
3.30% , 09/15/29 .................. 1,025 982,670
2.55% , 03/15/31 .................. 485 435,730
2.25% , 09/15/31 .................. 585 510,584
3.63% , 03/15/51 .................. 505 361,785
Thermo Fisher Scientific, Inc.
5.00% , 12/05/26 .................. 675 681,729
4.80% , 11/21/27 .................. 855 868,947
1.75% , 10/15/28 .................. 670 629,195
5.00% , 01/31/29 .................. 1,050 1,079,451
2.60% , 10/01/29 .................. 1,403 1,326,480
4.98% , 08/10/30 .................. 835 862,493
4.20% , 03/01/31 .................. 390 388,368
2.00% , 10/15/31 .................. 1,045 925,046
4.47% , 10/07/32 .................. 490 489,724
4.95% , 11/21/32 .................. 880 908,101
5.09% , 08/10/33 .................. 475 492,188
5.20% , 01/31/34
(c)
................. 560 582,510
4.79% , 10/07/35 .................. 450 449,405
4.89% , 10/07/37 .................. 475 471,493
2.80% , 10/15/41 .................. 1,257 930,404
5.40% , 08/10/43 .................. 505 511,645
5.30% , 02/01/44 .................. 495 493,669
4.10% , 08/15/47 .................. 715 603,394
24,963,963
Machinery — 0.3%
AGCO Corp.
5.45% , 03/21/27 .................. 470 476,486
5.80% , 03/21/34 .................. 610 635,277
Amsted Industries, Inc.
(d)
4.63% , 05/15/30 .................. 455 445,499
6.38% , 03/15/33 .................. 270 279,306
ATS Corp., 4.13%, 12/15/28
(d)
.......... 350 337,562
Calderys Financing LLC, 11.25%, 06/01/28
(d)
. 535 565,846
Caterpillar, Inc.
2.60% , 09/19/29 .................. 773 735,786
2.60% , 04/09/30 .................. 820 772,870
1.90% , 03/12/31 .................. 735 659,266
5.20% , 05/15/35 .................. 1,535 1,593,452
5.30% , 09/15/35 .................. 520 547,937
6.05% , 08/15/36 .................. 250 279,221
5.20% , 05/27/41 .................. 666 675,238
3.80% , 08/15/42 .................. 1,694 1,440,903
4.30% , 05/15/44 .................. 460 410,099
3.25% , 09/19/49 .................. 1,138 829,372
3.25% , 04/09/50 .................. 947 690,205
5.50% , 05/15/55 .................. 155 159,239
4.75% , 05/15/64 .................. 426 387,087
Chart Industries, Inc.
(d)
7.50% , 01/01/30 .................. 1,440 1,501,304
9.50% , 01/01/31 .................. 475 507,978
CNH Industrial Capital LLC
4.50% , 10/08/27 .................. 255 256,677
4.75% , 03/21/28 .................. 385 389,687
4.55% , 04/10/28 .................. 855 860,953
5.50% , 01/12/29 .................. 505 522,510
5.10% , 04/20/29 .................. 525 537,445
4.50% , 10/16/30 .................. 410 409,380
CNH Industrial NV, 3.85%, 11/15/27 ...... 854 849,810
CSSC Capital 2015 Ltd., 3.00%, 02/13/30
(e)
.. 600 568,436

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
97
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Cummins, Inc.
4.25% , 05/09/28 .................. USD 345 $ 347,470
4.90% , 02/20/29 .................. 330 339,193
1.50% , 09/01/30 .................. 1,143 1,015,256
4.70% , 02/15/31 .................. 525 535,014
5.15% , 02/20/34 .................. 455 470,952
5.30% , 05/09/35 .................. 510 527,884
4.88% , 10/01/43 .................. 480 466,467
2.60% , 09/01/50 .................. 897 555,740
5.45% , 02/20/54 .................. 1,045 1,041,761
Daimler Truck Finance North America LLC
(d)
2.00% , 12/14/26 .................. 1,040 1,015,859
5.00% , 01/15/27 .................. 765 772,047
3.65% , 04/07/27 .................. 1,000 992,728
4.30% , 08/12/27 .................. 220 220,545
5.13% , 09/25/27 .................. 520 527,973
4.95% , 01/13/28 .................. 150 152,044
5.13% , 01/19/28 .................. 870 885,150
5.40% , 09/20/28 .................. 515 530,361
2.38% , 12/14/28 .................. 875 825,349
5.13% , 09/25/29 .................. 225 230,628
5.25% , 01/13/30 .................. 300 308,055
4.65% , 10/12/30 .................. 300 300,747
2.50% , 12/14/31 .................. 320 283,245
5.38% , 01/13/32 .................. 305 313,140
5.00% , 10/12/32 .................. 300 301,048
5.50% , 09/20/33 .................. 480 495,282
5.38% , 01/18/34 .................. 585 595,981
5.38% , 06/25/34 .................. 630 641,553
5.63% , 01/13/35 .................. 300 309,849
Deere & Co.
5.38% , 10/16/29 .................. 600 631,447
3.10% , 04/15/30 .................. 954 917,300
7.13% , 03/03/31 .................. 719 817,629
5.45% , 01/16/35 .................. 950 1,002,413
3.90% , 06/09/42 .................. 1,190 1,034,889
2.88% , 09/07/49 .................. 605 414,289
3.75% , 04/15/50 .................. 700 557,126
5.70% , 01/19/55 .................. 75 78,889
Deere Funding Canada Corp., 4.15%, 10/09/30 325 324,411
Dover Corp.
2.95% , 11/04/29 .................. 405 386,116
5.38% , 10/15/35 .................. 335 349,073
5.38% , 03/01/41 .................. 320 321,677
Enpro, Inc., 6.13%, 06/01/33
(d)
.......... 265 271,826
Esab Corp., 6.25%, 04/15/29
(d)
.......... 693 709,340
Flowserve Corp.
3.50% , 10/01/30 .................. 570 542,847
2.80% , 01/15/32 .................. 550 488,955
Fortive Corp., 4.30%, 06/15/46 .......... 537 451,879
GrafTech Finance, Inc., 4.63%, 12/23/29
(c) (d)
.. 475 350,543
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(d)
..................... 445 393,022
HD Hyundai Heavy Industries Co. Ltd., 3.18%,
03/28/27
(e)
..................... 200 197,291
Hillenbrand, Inc.
6.25% , 02/15/29 .................. 560 575,086
3.75% , 03/01/31
(c)
................. 345 345,975
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(d)
..................... 995 1,028,105
IDEX Corp.
4.95% , 09/01/29 .................. 665 679,570
3.00% , 05/01/30 .................. 635 599,250
2.63% , 06/15/31 .................. 540 492,503
Security
Par (000)
Par (000) Value
Machinery (continued)
Illinois Tool Works, Inc.
2.65% , 11/15/26 .................. USD 1,537 $ 1,520,288
4.88% , 09/15/41 .................. 495 482,147
3.90% , 09/01/42 .................. 1,296 1,108,348
Ingersoll Rand, Inc.
5.20% , 06/15/27 .................. 880 893,489
5.40% , 08/14/28 .................. 630 650,956
5.18% , 06/15/29 .................. 625 645,411
5.31% , 06/15/31 .................. 180 187,880
5.70% , 08/14/33 .................. 1,335 1,418,395
5.45% , 06/15/34 .................. 520 541,347
5.70% , 06/15/54 .................. 540 549,834
Kennametal, Inc.
4.63% , 06/15/28 .................. 508 511,419
2.80% , 03/01/31 .................. 245 224,950
Komatsu Finance America, Inc., 4.20%,
09/18/30
(d)
..................... 400 398,557
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(d)
. 330 350,544
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28
(d)
............... 545 578,571
Mueller Water Products, Inc., 4.00%, 06/15/29
(d)
455 439,013
Nordson Corp.
5.60% , 09/15/28 .................. 375 388,402
4.50% , 12/15/29 .................. 455 458,543
5.80% , 09/15/33 .................. 295 315,553
nVent Finance SARL
4.55% , 04/15/28 .................. 582 583,417
2.75% , 11/15/31 .................. 350 314,795
5.65% , 05/15/33 .................. 635 664,296
Oshkosh Corp.
4.60% , 05/15/28 .................. 561 565,352
3.10% , 03/01/30 .................. 435 413,126
Otis Worldwide Corp.
2.29% , 04/05/27 .................. 436 425,505
5.25% , 08/16/28 .................. 620 638,427
2.57% , 02/15/30 .................. 1,855 1,729,608
5.13% , 11/19/31 .................. 305 316,259
5.13% , 09/04/35 .................. 200 203,006
3.11% , 02/15/40 .................. 807 631,022
3.36% , 02/15/50 .................. 880 631,918
Parker-Hannifin Corp.
3.25% , 03/01/27 .................. 703 696,213
4.25% , 09/15/27 .................. 1,460 1,466,649
3.25% , 06/14/29 .................. 1,027 998,100
4.50% , 09/15/29 .................. 1,390 1,410,113
4.20% , 11/21/34 .................. 754 732,118
6.25% , 05/15/38 .................. 363 406,425
4.45% , 11/21/44 .................. 433 385,319
4.10% , 03/01/47 .................. 549 462,110
4.00% , 06/14/49 .................. 870 712,188
Park-Ohio Industries, Inc., 8.50%, 08/01/30
(d)
. 330 336,570
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(d)
..................... 520 508,766
Snap-on, Inc.
3.25% , 03/01/27 .................. 205 202,892
4.10% , 03/01/48 .................. 525 438,382
3.10% , 05/01/50 .................. 640 445,470
SPX FLOW, Inc., 8.75%, 04/01/30
(c) (d)
..... 527 538,989
Stanley Black & Decker, Inc.
6.00% , 03/06/28 .................. 330 342,215
4.25% , 11/15/28 .................. 685 684,160
2.30% , 03/15/30 .................. 582 529,953
3.00% , 05/15/32
(c)
................. 565 507,791
5.20% , 09/01/40 .................. 456 442,110
4.85% , 11/15/48
(c)
................. 550 481,333

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
98
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
2.75% , 11/15/50 .................. USD 788 $ 469,429
Terex Corp.
(d)
5.00% , 05/15/29 .................. 710 696,894
6.25% , 10/15/32 .................. 820 832,641
Timken Co. (The)
4.50% , 12/15/28 .................. 364 365,320
4.13% , 04/01/32 .................. 460 441,697
Titan International, Inc., 7.00%, 04/30/28
(c)
.. 425 426,027
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(d)
1,565 1,562,922
Toyota Industries Corp., 3.57%, 03/16/28
(c) (d)
. 739 726,143
Trinity Industries, Inc., 7.75%, 07/15/28
(d)
... 595 616,627
Wabash National Corp., 4.50%, 10/15/28
(d)
.. 405 359,030
Westinghouse Air Brake Technologies Corp.
3.45% , 11/15/26 .................. 960 952,611
4.70% , 09/15/28 .................. 690 698,022
4.90% , 05/29/30 .................. 540 552,401
5.61% , 03/11/34 .................. 485 509,594
5.50% , 05/29/35 .................. 575 597,088
Xylem, Inc.
3.25% , 11/01/26 .................. 645 639,163
1.95% , 01/30/28 .................. 741 708,275
2.25% , 01/30/31
(c)
................. 767 693,690
4.38% , 11/01/46 .................. 400 342,556
90,985,977
Marine Transportation — 0.0%
AP Moller - Maersk A/S
(d)
4.50% , 06/20/29 .................. 870 877,519
5.88% , 09/14/33 .................. 900 958,418
Danaos Corp.
(d)
8.50% , 03/01/28 .................. 215 217,295
6.88% , 10/15/32 .................. 425 417,839
Kirby Corp., 4.20%, 03/01/28 ........... 756 754,157
MISC Capital Two Labuan Ltd., 3.75%,
04/06/27
(e)
..................... 600 594,392
MV24 Capital BV, 6.75%, 06/01/34
(e)
...... 732 726,269
Polar Tankers, Inc., 5.95%, 05/10/37
(d)
..... 864 916,381
Yinson Bergenia Production BV, 8.50%,
01/31/45
(e)
..................... 1,200 1,263,048
6,725,318
Media — 0.7%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(d)
..................... 620 535,345
AMC Networks, Inc.
10.25% , 01/15/29
(d)
................ 900 945,180
4.25% , 02/15/29
(c)
................. 21 18,045
10.50% , 07/15/32
(c) (d)
............... 450 473,543
Beasley Mezzanine Holdings LLC, 9.20%,
08/01/28
(d)
..................... 159 60,412
Belo Corp.
7.75% , 06/01/27 .................. 225 234,771
7.25% , 09/15/27 .................. 515 536,875
Block Communications, Inc., 4.88%, 03/01/28
(d)
320 300,530
Cable One, Inc., 4.00%, 11/15/30
(c) (d)
...... 695 549,164
Charter Communications Operating LLC
3.75% , 02/15/28 .................. 1,154 1,136,663
4.20% , 03/15/28 .................. 1,386 1,378,365
2.25% , 01/15/29 .................. 1,395 1,297,971
5.05% , 03/30/29 .................. 1,388 1,400,962
6.10% , 06/01/29 .................. 1,160 1,213,374
2.80% , 04/01/31 .................. 1,475 1,323,994
2.30% , 02/01/32 .................. 933 796,287
4.40% , 04/01/33 .................. 900 845,613
6.65% , 02/01/34 .................. 910 961,866
6.55% , 06/01/34 .................. 1,445 1,520,684
Security
Par (000)
Par (000) Value
Media (continued)
6.38% , 10/23/35 .................. USD 1,895 $ 1,961,738
5.85% , 12/01/35 .................. 610 607,488
5.38% , 04/01/38 .................. 958 886,777
3.50% , 06/01/41 .................. 1,282 922,243
3.50% , 03/01/42 .................. 1,255 889,258
6.48% , 10/23/45 .................. 3,226 3,116,124
5.38% , 05/01/47 .................. 2,305 1,954,692
5.75% , 04/01/48 .................. 2,425 2,140,936
5.13% , 07/01/49 .................. 1,235 1,001,166
4.80% , 03/01/50 .................. 2,472 1,922,486
3.70% , 04/01/51 .................. 1,835 1,193,328
3.90% , 06/01/52 .................. 2,407 1,580,290
5.25% , 04/01/53
(c)
................. 1,429 1,163,490
6.83% , 10/23/55 .................. 567 563,993
6.70% , 12/01/55 .................. 500 493,402
3.85% , 04/01/61 .................. 1,740 1,063,941
4.40% , 12/01/61 .................. 1,125 761,895
3.95% , 06/30/62 .................. 1,365 844,551
5.50% , 04/01/63 .................. 930 755,846
Clear Channel Outdoor Holdings, Inc.
(d)
7.75% , 04/15/28
(c)
................. 1,080 1,073,291
7.50% , 06/01/29
(c)
................. 1,090 1,069,562
7.88% , 04/01/30 .................. 940 985,743
7.13% , 02/15/31 .................. 535 551,699
7.50% , 03/15/33 .................. 445 465,725
CMG Media Corp., 8.88%, 06/18/29
(c) (d)
.... 545 479,282
Comcast Corp.
2.35% , 01/15/27 .................. 1,737 1,704,346
3.30% , 02/01/27 .................. 972 963,469
3.15% , 02/15/28 .................. 30 29,445
4.55% , 01/15/29 .................. 25 25,326
5.10% , 06/01/29 .................. 25 25,753
2.65% , 02/01/30 .................. 2,109 1,974,071
3.40% , 04/01/30 .................. 1,228 1,185,648
4.25% , 10/15/30 .................. 1,600 1,596,734
1.95% , 01/15/31 .................. 1,789 1,583,467
1.50% , 02/15/31 .................. 1,479 1,276,904
4.95% , 05/15/32 .................. 670 682,441
5.50% , 11/15/32 .................. 1,174 1,236,363
4.25% , 01/15/33 .................. 1,581 1,540,951
4.65% , 02/15/33 .................. 1,115 1,113,909
7.05% , 03/15/33 .................. 786 897,252
4.80% , 05/15/33 .................. 890 893,517
5.30% , 06/01/34 .................. 970 995,384
4.20% , 08/15/34 .................. 1,247 1,185,626
5.30% , 05/15/35 .................. 860 876,577
5.65% , 06/15/35 .................. 867 909,162
4.40% , 08/15/35 .................. 1,026 976,375
6.50% , 11/15/35 .................. 488 541,726
3.20% , 07/15/36 .................. 1,242 1,047,582
5.17% , 01/15/37
(d)
................. 9,325 9,184,055
6.45% , 03/15/37 .................. 454 504,079
6.95% , 08/15/37 .................. 591 681,630
3.90% , 03/01/38 .................. 1,010 881,094
4.60% , 10/15/38 .................. 933 868,903
6.55% , 07/01/39 .................. 329 369,547
3.25% , 11/01/39 .................. 1,270 999,775
3.75% , 04/01/40 .................. 1,590 1,322,733
4.65% , 07/15/42 .................. 699 620,960
4.75% , 03/01/44 .................. 522 460,988
4.60% , 08/15/45 .................. 918 790,801
3.40% , 07/15/46 .................. 1,117 797,667
4.00% , 08/15/47 .................. 949 737,193
3.97% , 11/01/47 .................. 1,807 1,388,386
4.00% , 03/01/48 .................. 1,035 798,577

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
99
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
4.70% , 10/15/48 .................. USD 1,711 $ 1,459,718
4.00% , 11/01/49 .................. 2,032 1,537,982
3.45% , 02/01/50 .................. 1,707 1,173,189
2.80% , 01/15/51 .................. 1,843 1,102,768
2.89% , 11/01/51 .................. 4,643 2,807,493
2.45% , 08/15/52 .................. 1,651 895,871
4.05% , 11/01/52 .................. 1,024 768,530
5.35% , 05/15/53 .................. 1,480 1,362,153
5.65% , 06/01/54 .................. 1,285 1,230,305
6.05% , 05/15/55 .................. 1,050 1,060,470
2.94% , 11/01/56 .................. 5,495 3,191,417
4.95% , 10/15/58 .................. 1,294 1,113,258
2.65% , 08/15/62 .................. 1,138 584,095
2.99% , 11/01/63 .................. 3,319 1,848,744
5.50% , 05/15/64 .................. 970 893,577
Cox Communications, Inc.
(d)
3.50% , 08/15/27 .................. 1,230 1,213,860
5.45% , 09/15/28 .................. 1,122 1,153,863
1.80% , 10/01/30 .................. 873 763,213
2.60% , 06/15/31 .................. 715 637,759
5.70% , 06/15/33 .................. 885 898,579
5.45% , 09/01/34 .................. 520 515,604
4.80% , 02/01/35 .................. 857 808,785
8.38% , 03/01/39 .................. 312 373,699
4.70% , 12/15/42 .................. 401 333,260
4.50% , 06/30/43 .................. 501 399,509
4.60% , 08/15/47 .................. 315 243,058
2.95% , 10/01/50 .................. 490 283,341
3.60% , 06/15/51 .................. 365 234,463
5.80% , 12/15/53 .................. 910 806,948
5.95% , 09/01/54 .................. 805 734,082
CSC Holdings LLC
(d)
5.50% , 04/15/27 .................. 1,010 939,300
5.38% , 02/01/28 .................. 960 795,536
7.50% , 04/01/28 .................. 997 681,182
11.25% , 05/15/28 ................. 990 867,237
11.75% , 01/31/29 ................. 1,860 1,466,439
6.50% , 02/01/29 .................. 1,395 959,222
5.75% , 01/15/30 .................. 2,170 813,772
4.13% , 12/01/30 .................. 1,088 670,213
4.63% , 12/01/30 .................. 2,210 787,221
3.38% , 02/15/31 .................. 800 483,860
4.50% , 11/15/31 .................. 1,480 907,079
5.00% , 11/15/31 .................. 490 171,526
Cumulus Media New Holdings, Inc., 8.00%,
07/01/29
(d)
..................... 290 81,413
DirecTV Financing LLC
(d)
5.88% , 08/15/27 .................. 1,436 1,435,080
8.88% , 02/01/30 .................. 2,175 2,163,670
10.00% , 02/15/31 ................. 1,775 1,774,964
Discovery Communications LLC
3.95% , 03/20/28 .................. 1,052 1,031,937
4.13% , 05/15/29 .................. 892 863,858
3.63% , 05/15/30 .................. 1,183 1,097,175
5.00% , 09/20/37 .................. 729 620,087
6.35% , 06/01/40 .................. 650 585,995
5.20% , 09/20/47 .................. 9 5,922
DISH DBS Corp.
5.25% , 12/01/26
(d)
................. 2,180 2,144,966
7.38% , 07/01/28 .................. 965 901,547
5.75% , 12/01/28
(d)
................. 2,355 2,260,317
5.13% , 06/01/29 .................. 1,365 1,178,803
DISH Network Corp., 11.75%, 11/15/27
(d)
... 2,850 2,998,927
Dotdash Meredith, Inc., 7.63%, 06/15/32
(d)
... 450 404,559
Security
Par (000)
Par (000) Value
Media (continued)
EchoStar Corp.
10.75% , 11/30/29 ................. USD 4,925 $ 5,422,970
6.75% , ( 6.75 % Cash or 6.75 % PIK),
11/30/30
(g)
.................... 2,182 2,188,780
EW Scripps Co. (The), 9.88%, 08/15/30
(d)
... 400 379,502
Fox Corp.
4.71% , 01/25/29 .................. 2,251 2,277,873
3.50% , 04/08/30 .................. 865 835,862
6.50% , 10/13/33 .................. 1,125 1,235,178
5.48% , 01/25/39 .................. 1,142 1,148,376
5.58% , 01/25/49 .................. 1,500 1,456,502
GCI LLC, 4.75%, 10/15/28
(d)
........... 629 614,105
Gray Media, Inc.
(d)
10.50% , 07/15/29
(c)
................ 1,220 1,313,971
4.75% , 10/15/30 .................. 855 607,565
5.38% , 11/15/31
(c)
................. 1,140 792,908
9.63% , 07/15/32 .................. 375 376,852
7.25% , 08/15/33 .................. 765 749,878
Grupo Televisa SAB
8.50% , 03/11/32 .................. 248 271,326
6.63% , 01/15/40 .................. 653 598,984
5.00% , 05/13/45 .................. 595 413,794
6.13% , 01/31/46
(c)
................. 905 725,684
5.25% , 05/24/49
(c)
................. 695 484,168
iHeartCommunications, Inc.
(d)
4.75% , 01/15/28
(c)
................. 250 227,500
9.13% , 05/01/29 .................. 697 642,312
10.88% , 05/01/30 ................. 566 407,484
7.75% , 08/15/30 .................. 606 509,041
7.00% , 01/15/31
(c)
................. 268 213,181
Interpublic Group of Cos., Inc. (The)
4.65% , 10/01/28 .................. 755 748,230
4.75% , 03/30/30 .................. 716 719,074
2.40% , 03/01/31 .................. 480 428,752
5.38% , 06/15/33 .................. 556 566,448
3.38% , 03/01/41 .................. 524 396,836
5.40% , 10/01/48 .................. 496 464,288
Lamar Media Corp.
3.75% , 02/15/28 .................. 610 593,311
4.88% , 01/15/29 .................. 468 463,923
4.00% , 02/15/30 .................. 565 542,412
3.63% , 01/15/31 .................. 564 527,466
5.38% , 11/01/33
(d)
................. 215 212,889
LCPR Senior Secured Financing DAC
(d)
6.75% , 10/15/27 .................. 995 621,967
5.13% , 07/15/29 .................. 840 507,349
McGraw-Hill Education, Inc.
(d)
5.75% , 08/01/28 .................. 950 948,167
8.00% , 08/01/29 .................. 674 679,626
7.38% , 09/01/31 .................. 745 764,423
Midcontinent Communications, 8.00%,
08/15/32
(d)
..................... 660 672,860
Neptune Bidco US, Inc., 9.29%, 04/15/29
(d)
.. 2,550 2,518,005
News Corp.
(d)
3.88% , 05/15/29 .................. 1,215 1,171,879
5.13% , 02/15/32 .................. 645 638,667
Nexstar Media, Inc.
(d)
5.63% , 07/15/27 .................. 1,625 1,623,729
4.75% , 11/01/28 .................. 1,035 1,018,609
Omnicom Group, Inc.
2.45% , 04/30/30 .................. 840 773,778
4.20% , 06/01/30 .................. 774 767,460
2.60% , 08/01/31 .................. 920 832,265
5.30% , 11/01/34
(c)
................. 735 753,141

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
100
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Outfront Media Capital LLC
(d)
5.00% , 08/15/27 .................. USD 645 $ 642,415
4.25% , 01/15/29 .................. 555 535,779
4.63% , 03/15/30
(c)
................. 540 520,619
7.38% , 02/15/31 .................. 535 565,651
Paramount Global
2.90% , 01/15/27 .................. 355 348,520
3.38% , 02/15/28 .................. 607 591,079
3.70% , 06/01/28 .................. 627 613,602
4.20% , 06/01/29 .................. 587 574,879
7.88% , 07/30/30 .................. 831 918,754
4.95% , 01/15/31 .................. 930 911,968
4.20% , 05/19/32 .................. 937 867,291
5.50% , 05/15/33 .................. 445 437,332
6.88% , 04/30/36 .................. 903 948,454
5.90% , 10/15/40 .................. 274 251,659
4.85% , 07/01/42 .................. 498 400,712
4.38% , 03/15/43 .................. 1,279 967,744
5.85% , 09/01/43 .................. 1,057 948,428
5.25% , 04/01/44 .................. 325 269,242
4.90% , 08/15/44 .................. 578 456,968
4.60% , 01/15/45 .................. 625 477,340
4.95% , 05/19/50 .................. 973 759,099
(3-mo. SOFR + 4.16%), 6.25% , 02/28/57
(f)
690 674,520
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.00%), 6.38% ,
03/30/62
(f)
.................... 985 971,050
Radiate Holdco LLC, 9.25%, (9.25% Cash or
3.25% PIK), 03/25/30
(c) (d) (g)
........... 755 473,371
Scripps Escrow II, Inc.
(d)
3.88% , 01/15/29
(c)
................. 505 456,447
5.38% , 01/15/31 .................. 395 274,718
Sinclair Television Group, Inc.
(d)
5.50% , 03/01/30
(c)
................. 515 437,351
4.38% , 12/31/32 .................. 690 505,456
8.13% , 02/15/33 .................. 715 729,493
Sirius XM Radio LLC
(d)
5.00% , 08/01/27 .................. 1,374 1,371,657
4.00% , 07/15/28 .................. 1,695 1,647,763
5.50% , 07/01/29 .................. 1,309 1,310,358
4.13% , 07/01/30 .................. 1,477 1,390,766
3.88% , 09/01/31
(c)
................. 1,370 1,243,220
Sky Group Finance Ltd., 6.50%, 10/15/35
(d)
.. 515 572,400
Stagwell Global LLC, 5.63%, 08/15/29
(d)
.... 1,067 1,016,584
Sunrise FinCo. I BV, 4.88%, 07/15/31
(d)
.... 1,210 1,155,180
Sunrise HoldCo IV BV, 5.50%, 01/15/28
(d)
... 200 199,205
TCI Communications, Inc., 7.13%, 02/15/28 .. 695 740,198
TEGNA, Inc.
4.63% , 03/15/28 .................. 1,029 1,018,406
5.00% , 09/15/29 .................. 1,075 1,065,872
Telecomunicaciones Digitales SA, 4.50%,
01/30/30
(e)
..................... 600 571,586
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(d)
................ 1,000 991,831
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ...................... 933 1,083,551
Time Warner Cable LLC
6.55% , 05/01/37 .................. 1,180 1,208,923
7.30% , 07/01/38 .................. 1,190 1,282,192
6.75% , 06/15/39 .................. 1,559 1,597,922
5.88% , 11/15/40 .................. 1,304 1,211,428
5.50% , 09/01/41 .................. 1,338 1,202,583
4.50% , 09/15/42 .................. 1,041 823,444
Univision Communications, Inc.
(d)
8.00% , 08/15/28 .................. 1,372 1,413,162
Security
Par (000)
Par (000) Value
Media (continued)
4.50% , 05/01/29 .................. USD 980 $ 921,331
7.38% , 06/30/30 .................. 1,005 1,009,569
8.50% , 07/31/31 .................. 1,270 1,300,908
9.38% , 08/01/32 .................. 770 812,688
Urban One, Inc., 7.38%, 02/01/28
(d)
....... 430 218,869
Versant Media Group, Inc., 7.25%, 01/30/31
(d)
100 101,969
Videotron Ltd.
(d)
5.13% , 04/15/27 .................. 1,116 1,116,088
3.63% , 06/15/29 .................. 780 755,609
5.70% , 01/15/35 .................. 520 530,878
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(d)
................ 480 469,692
VZ Secured Financing BV
(d)
5.00% , 01/15/32 .................. 1,505 1,368,590
7.50% , 01/15/33 .................. 425 432,907
Ziggo Bond Co. BV, 5.13%, 02/28/30
(d)
..... 480 423,795
Ziggo BV, 4.88%, 01/15/30
(d)
........... 1,035 976,457
243,105,278
Metals & Mining — 0.5%
ABJA Investment Co. Pte. Ltd., 5.45%,
01/24/28
(e)
..................... 1,000 1,019,255
Alcoa Nederland Holding BV
(d)
4.13% , 03/31/29 .................. 310 301,659
7.13% , 03/15/31 .................. 745 787,928
Algoma Steel, Inc., 9.13%, 04/15/29
(d)
..... 375 307,297
Alumina Pty. Ltd.
(d)
6.13% , 03/15/30 .................. 285 292,179
6.38% , 09/15/32 .................. 400 413,845
Anglo American Capital plc
4.75% , 04/10/27
(d)
................. 700 704,681
4.50% , 03/15/28
(d)
................. 835 838,553
3.88% , 03/16/29
(c) (e)
................ 400 393,787
5.63% , 04/01/30
(e)
................. 700 731,456
2.63% , 09/10/30
(e)
................. 1,000 918,601
2.88% , 03/17/31
(e)
................. 400 367,452
5.50% , 05/02/33
(e)
................. 1,000 1,038,189
5.75% , 04/05/34
(e)
................. 1,200 1,260,205
3.95% , 09/10/50
(e)
................. 400 307,954
4.75% , 03/16/52
(e)
................. 600 521,498
6.00% , 04/05/54
(e)
................. 200 207,171
AngloGold Ashanti Holdings plc
3.38% , 11/01/28 .................. 845 819,478
3.75% , 10/01/30 .................. 789 754,485
6.50% , 04/15/40
(c)
................. 300 320,095
Antofagasta plc
2.38% , 10/14/30
(c) (e)
................ 600 545,631
5.63% , 05/13/32
(e)
................. 400 413,072
6.25% , 05/02/34
(e)
................. 800 861,585
5.63% , 09/09/35
(d)
................. 400 411,044
ArcelorMittal SA
(k)
6.55% , 11/29/27 .................. 1,075 1,118,085
4.25% , 07/16/29 .................. 590 589,662
6.80% , 11/29/32
(c)
................. 840 936,080
6.00% , 06/17/34
(c)
................. 525 562,924
7.00% , 10/15/39 .................. 625 704,361
6.75% , 03/01/41 .................. 315 344,405
6.35% , 06/17/54
(c)
................. 520 545,101
Arsenal AIC Parent LLC
(d)
8.00% , 10/01/30 .................. 690 733,233
11.50% , 10/01/31 ................. 490 544,572
Baffinland Iron Mines Corp., 8.75%, 07/15/26
(d)
330 297,015
Barrick International Barbados Corp., 6.35%,
10/15/36
(d)
..................... 595 651,952

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
101
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Barrick Mining Corp.
6.45% , 10/15/35 .................. USD 125 $ 138,869
5.25% , 04/01/42 .................. 105 104,061
Barrick North America Finance LLC
5.70% , 05/30/41 .................. 1,012 1,041,087
5.75% , 05/01/43 .................. 856 885,234
Barrick PD Australia Finance Pty. Ltd., 5.95%,
10/15/39 ...................... 960 1,020,339
BHP Billiton Finance USA Ltd.
4.75% , 02/28/28 .................. 795 806,963
5.10% , 09/08/28 .................. 1,075 1,105,103
5.00% , 02/21/30 .................. 1,020 1,052,050
5.25% , 09/08/30 .................. 1,010 1,052,342
5.13% , 02/21/32 .................. 800 829,003
4.90% , 02/28/33 .................. 795 811,996
5.25% , 09/08/33 .................. 1,460 1,518,820
5.30% , 02/21/35 .................. 1,120 1,161,252
5.00% , 02/15/36 .................. 185 187,743
4.13% , 02/24/42 .................. 953 838,874
5.00% , 09/30/43 .................. 2,720 2,619,684
5.50% , 09/08/53 .................. 645 655,895
5.75% , 09/05/55 .................. 355 370,252
Big River Steel LLC, 6.63%, 01/31/29
(d)
.... 698 699,061
Capstone Copper Corp., 6.75%, 03/31/33
(d)
.. 235 243,317
Century Aluminum Co., 6.88%, 08/01/32
(d)
... 290 297,683
Champion Iron Canada, Inc., 7.88%, 07/15/32
(d)
270 282,960
Chinalco Capital Holdings Ltd.
(e)
2.95% , 02/24/27 .................. 400 393,983
4.75% , 02/14/28 .................. 600 608,290
Cia de Minas Buenaventura SAA, 6.80%,
02/04/32
(e)
..................... 600 625,128
Cleveland-Cliffs, Inc.
4.63% , 03/01/29
(d)
................. 390 381,641
6.88% , 11/01/29
(d)
................. 770 791,196
6.75% , 04/15/30
(d)
................. 810 828,108
4.88% , 03/01/31
(c) (d)
................ 328 309,578
7.50% , 09/15/31
(d)
................. 775 811,997
7.00% , 03/15/32
(c) (d)
................ 1,205 1,232,052
7.38% , 05/01/33
(d)
................. 855 884,473
7.63% , 01/15/34
(d)
................. 1,160 1,205,601
6.25% , 10/01/40 .................. 270 231,120
Coeur Mining, Inc., 5.13%, 02/15/29
(d)
..... 351 347,382
Commercial Metals Co.
4.13% , 01/15/30 .................. 310 298,151
3.88% , 02/15/31 .................. 345 322,800
4.38% , 03/15/32
(c)
................. 305 288,422
Compass Minerals International, Inc.
(d)
6.75% , 12/01/27
(c)
................. 150 150,177
8.00% , 07/01/30 .................. 230 239,391
Constellium SE
(d)
5.63% , 06/15/28 .................. 435 434,109
3.75% , 04/15/29 .................. 515 491,748
6.38% , 08/15/32 .................. 375 385,534
CSN Inova Ventures, 6.75%, 01/28/28
(e)
.... 1,200 1,117,181
CSN Resources SA
(c)(e)
8.88% , 12/05/30 .................. 600 569,665
4.63% , 06/10/31 .................. 800 624,329
5.88% , 04/08/32 .................. 600 488,776
Eldorado Gold Corp., 6.25%, 09/01/29
(e)
.... 500 500,592
Endeavour Mining plc, 7.00%, 05/28/30
(e)
... 400 412,797
Eregli Demir ve Celik Fabrikalari TAS, 8.38%,
07/23/29
(e)
..................... 1,000 1,043,456
First Quantum Minerals Ltd.
(e)
9.38% , 03/01/29
(c)
................. 1,400 1,481,961
8.63% , 06/01/31 .................. 1,200 1,256,191
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
8.00% , 03/01/33 .................. USD 1,020 $ 1,083,686
7.25% , 02/15/34 .................. 600 623,149
Fortescue Treasury Pty. Ltd.
(d)
4.50% , 09/15/27 .................. 605 602,167
5.88% , 04/15/30 .................. 518 534,832
4.38% , 04/01/31
(c)
................. 1,155 1,118,478
6.13% , 04/15/32 .................. 770 801,545
Freeport Indonesia PT
(e)
4.76% , 04/14/27 .................. 600 602,775
5.32% , 04/14/32 .................. 1,400 1,428,877
6.20% , 04/14/52 .................. 800 831,404
Freeport-McMoRan, Inc.
5.00% , 09/01/27 .................. 525 525,272
4.13% , 03/01/28 .................. 905 900,979
4.38% , 08/01/28 .................. 706 703,870
5.25% , 09/01/29 .................. 765 777,043
4.25% , 03/01/30 .................. 875 868,012
4.63% , 08/01/30 .................. 625 625,537
5.40% , 11/14/34 .................. 780 804,531
5.45% , 03/15/43 .................. 1,781 1,728,273
Fresnillo plc, 4.25%, 10/02/50
(c) (e)
........ 800 636,167
Gerdau Trade, Inc., 5.75%, 06/09/35 ...... 430 446,244
Glencore Finance Canada Ltd.
(d)
6.90% , 11/15/37 .................. 615 694,349
6.00% , 11/15/41 .................. 428 446,332
5.55% , 10/25/42 .................. 255 250,745
Glencore Funding LLC
(d)
4.00% , 03/27/27 .................. 1,103 1,099,503
5.34% , 04/04/27 .................. 480 487,281
3.88% , 10/27/27 .................. 775 770,195
4.91% , 04/01/28 .................. 225 228,585
5.40% , 05/08/28 .................. 892 915,838
6.13% , 10/06/28 .................. 585 613,744
4.88% , 03/12/29 .................. 1,320 1,340,066
5.37% , 04/04/29 .................. 665 685,961
5.19% , 04/01/30 .................. 530 545,663
2.50% , 09/01/30 .................. 947 865,822
6.38% , 10/06/30 .................. 490 529,185
2.85% , 04/27/31 .................. 495 454,799
2.63% , 09/23/31 .................. 650 584,933
5.70% , 05/08/33 .................. 425 449,031
6.50% , 10/06/33 .................. 585 645,743
5.63% , 04/04/34 .................. 1,155 1,204,951
5.67% , 04/01/35 .................. 750 783,602
3.88% , 04/27/51 .................. 566 428,757
3.38% , 09/23/51 .................. 590 407,679
5.89% , 04/04/54
(c)
................. 525 534,039
6.14% , 04/01/55 .................. 530 556,266
Gold Fields Orogen Holdings BVI Ltd., 6.13%,
05/15/29
(e)
..................... 400 419,872
GUSAP III LP
(e)
4.25% , 01/21/30 .................. 600 601,796
7.25% , 04/16/44 .................. 400 462,083
Hecla Mining Co., 7.25%, 02/15/28 ....... 259 260,754
Hudbay Minerals, Inc., 6.13%, 04/01/29
(e)
... 530 535,823
Indonesia Asahan Aluminium PT
(e)
6.53% , 11/15/28 .................. 700 750,225
5.45% , 05/15/30 .................. 1,000 1,033,267
6.76% , 11/15/48 .................. 200 219,009
5.80% , 05/15/50 .................. 400 397,126
Industrias Penoles SAB de CV
(e)
4.15% , 09/12/29 .................. 600 592,214
5.65% , 09/12/49 .................. 600 565,875
4.75% , 08/06/50 .................. 400 331,139
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28
(d)
300 322,219

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
102
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Ivanhoe Mines Ltd., 7.88%, 01/23/30
(d)
..... USD 400 $ 412,065
JSW Steel Ltd.
(e)
3.95% , 04/05/27 .................. 400 393,422
5.05% , 04/05/32 .................. 600 584,760
JW Aluminum Continuous Cast Co., 10.25%,
04/01/30
(d)
..................... 260 267,037
Kaiser Aluminum Corp.
(d)
4.63% , 03/01/28 .................. 500 500,000
4.50% , 06/01/31 .................. 595 567,944
5.88% , 03/01/34 .................. 250 249,075
Kinross Gold Corp.
4.50% , 07/15/27 .................. 512 514,171
6.25% , 07/15/33 .................. 585 637,529
Krakatau Posco PT
(e)
6.38% , 06/11/27 .................. 200 203,838
6.38% , 06/11/29 .................. 400 413,495
Metinvest BV, 7.75%, 10/17/29
(e)
......... 600 452,240
Minera Mexico SA de CV
(e)
5.63% , 02/12/32 .................. 800 828,544
4.50% , 01/26/50 .................. 1,000 847,187
Mineral Resources Ltd.
(d)
8.00% , 11/01/27 .................. 630 642,592
9.25% , 10/01/28 .................. 1,170 1,227,022
8.50% , 05/01/30
(c)
................. 650 676,396
7.00% , 04/01/31
(c)
................. 80 82,838
Minsur SA, 4.50%, 10/28/31
(e)
.......... 400 382,735
New Gold, Inc., 6.88%, 04/01/32
(d)
....... 80 83,521
Newcastle Coal Infrastructure Group Pty. Ltd.
(d)
4.40% , 09/29/27 .................. 177 176,195
4.70% , 05/12/31
(c)
................. 515 506,889
Newmont Corp.
3.25% , 05/13/30 .................. 662 635,107
2.60% , 07/15/32 .................. 1,080 978,991
5.35% , 03/15/34 .................. 630 658,032
5.88% , 04/01/35 .................. 306 331,649
4.88% , 03/15/42 .................. 525 508,590
5.45% , 06/09/44 .................. 430 434,509
4.20% , 05/13/50 .................. 481 404,504
Nexa Resources SA
(c)(e)
6.75% , 04/09/34 .................. 600 640,071
6.60% , 04/08/37 .................. 545 566,022
Nickel Industries Ltd., 9.00%, 09/30/30
(c) (d)
... 600 619,119
Northern Star Resources Ltd., 6.13%,
04/11/33
(d)
..................... 655 695,448
Novelis Corp.
(d)
4.75% , 01/30/30 .................. 1,590 1,534,956
6.88% , 01/30/30
(c)
................. 740 768,120
3.88% , 08/15/31 .................. 740 677,928
6.38% , 08/15/33 .................. 365 370,093
Nucor Corp.
4.30% , 05/23/27 .................. 720 723,208
3.95% , 05/01/28 .................. 776 774,799
2.70% , 06/01/30 .................. 518 485,907
4.65% , 06/01/30 .................. 585 595,186
3.13% , 04/01/32 .................. 175 161,823
5.10% , 06/01/35 .................. 520 530,991
6.40% , 12/01/37 .................. 465 521,909
5.20% , 08/01/43 .................. 85 83,736
4.40% , 05/01/48 .................. 630 542,994
3.85% , 04/01/52 .................. 640 495,185
2.98% , 12/15/55 .................. 532 333,779
Perenti Finance Pty. Ltd., 7.50%, 04/26/29
(d)
. 380 396,267
POSCO
(e)
4.88% , 01/23/27 .................. 200 201,334
4.50% , 08/04/27 .................. 800 802,378
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
5.75% , 01/17/28 .................. USD 700 $ 721,195
5.88% , 01/17/33 .................. 200 212,625
POSCO Holdings, Inc.
(e)
5.13% , 05/07/30 .................. 400 409,649
5.75% , 05/07/35 .................. 400 421,688
Reliance, Inc., 2.15%, 08/15/30 ......... 275 248,222
Rio Tinto Alcan, Inc.
7.25% , 03/15/31 .................. 525 602,464
6.13% , 12/15/33 .................. 691 759,867
5.75% , 06/01/35 .................. 342 366,820
Rio Tinto Finance USA Ltd.
7.13% , 07/15/28 .................. 790 852,455
5.20% , 11/02/40 .................. 966 970,371
2.75% , 11/02/51 .................. 1,410 888,352
Rio Tinto Finance USA plc
4.38% , 03/12/27 .................. 375 377,594
4.50% , 03/14/28 .................. 500 505,422
4.88% , 03/14/30 .................. 1,970 2,021,176
5.00% , 03/14/32 .................. 920 948,450
5.00% , 03/09/33 .................. 815 838,654
5.25% , 03/14/35 .................. 1,500 1,550,728
4.75% , 03/22/42 .................. 663 624,032
4.13% , 08/21/42 .................. 891 777,033
5.13% , 03/09/53 .................. 1,145 1,089,448
5.75% , 03/14/55 .................. 470 485,624
5.88% , 03/14/65 .................. 705 738,649
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(e) (g)
.......... 4,155 4,112,749
South32 Treasury Ltd., 4.35%, 04/14/32
(d)
... 565 546,167
Southern Copper Corp.
7.50% , 07/27/35 .................. 770 916,586
6.75% , 04/16/40 .................. 1,118 1,275,568
5.25% , 11/08/42 .................. 553 536,423
5.88% , 04/23/45 .................. 1,436 1,497,955
Steel Dynamics, Inc.
5.00% , 12/15/26 .................. 1,312 1,314,107
1.65% , 10/15/27 .................. 315 300,911
3.45% , 04/15/30 .................. 485 467,247
3.25% , 01/15/31 .................. 540 511,153
5.38% , 08/15/34 .................. 590 611,995
5.25% , 05/15/35 .................. 600 614,440
3.25% , 10/15/50 .................. 505 350,089
5.75% , 05/15/55 .................. 325 331,537
Stillwater Mining Co.
(e)
4.00% , 11/16/26 .................. 600 593,259
4.50% , 11/16/29 .................. 600 560,189
SunCoke Energy, Inc., 4.88%, 06/30/29
(d)
... 495 462,298
Taseko Mines Ltd., 8.25%, 05/01/30
(d)
..... 522 552,130
TMS International Corp., 6.25%, 04/15/29
(d)
.. 355 349,827
United States Steel Corp.
6.88% , 03/01/29 .................. 474 477,194
6.65% , 06/01/37 .................. 278 289,984
Usiminas International SARL, 7.50%,
01/27/32
(e)
..................... 400 413,016
Vale Overseas Ltd.
3.75% , 07/08/30 .................. 1,551 1,496,448
6.13% , 06/12/33 .................. 1,493 1,601,401
6.88% , 11/21/36 .................. 884 1,002,867
6.88% , 11/10/39
(c)
................. 551 625,307
6.40% , 06/28/54 .................. 1,435 1,495,364
Vale SA, 5.63%, 09/11/42 ............. 671 688,015
Vedanta Resources Finance II plc
(e)
10.88% , 09/17/29 ................. 1,200 1,255,765
9.48% , 07/24/30 .................. 600 608,151
11.25% , 12/03/31
(c)
................ 525 558,236

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
103
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
9.85% , 04/24/33 .................. USD 400 $ 405,111
Volcan Cia Minera SAA, 8.50%, 10/28/32
(d)
.. 800 812,880
Warrior Met Coal, Inc., 7.88%, 12/01/28
(c) (d)
.. 166 169,078
WE Soda Investments Holding plc
(e)
9.50% , 10/06/28 .................. 1,000 1,001,669
9.38% , 02/14/31 .................. 400 397,157
Windfall Mining Group, Inc., 5.85%, 05/13/32
(e)
600 627,428
Yamana Gold, Inc., 2.63%, 08/15/31 ...... 505 451,016
169,513,584
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29
(c) (d)
............... 520 500,381
Arbor Realty SR, Inc., 7.88%, 07/15/30
(d)
... 330 335,675
Blackstone Mortgage Trust, Inc.
(d)
3.75% , 01/15/27 .................. 380 372,281
7.75% , 12/01/29 .................. 455 479,189
EF Holdco, 7.38%, 09/30/30
(d)
.......... 120 120,347
Ladder Capital Finance Holdings LLLP
4.25% , 02/01/27
(d)
................. 600 594,232
4.75% , 06/15/29
(d)
................. 705 691,887
5.50% , 08/01/30
(c)
................. 40 40,769
7.00% , 07/15/31
(d)
................. 510 535,071
Rithm Capital Corp.
(d)
8.00% , 04/01/29 .................. 775 791,173
8.00% , 07/15/30 .................. 170 172,346
Starwood Property Trust, Inc.
(d)
4.38% , 01/15/27 .................. 465 461,100
7.25% , 04/01/29 .................. 595 626,616
6.00% , 04/15/30 .................. 430 439,247
6.50% , 07/01/30 .................. 535 556,818
6.50% , 10/15/30 .................. 285 296,759
7,013,891
Multi-Utilities — 0.4%
Abu Dhabi National Energy Co. PJSC
2.00% , 04/29/28
(e)
................. 800 760,714
4.38% , 01/24/29
(e)
................. 200 201,824
4.88% , 04/23/30
(e)
................. 800 824,220
4.38% , 10/09/31
(e)
................. 800 805,615
4.70% , 04/24/33
(e)
................. 800 812,460
6.50% , 10/27/36
(d)
................. 1,000 1,155,471
4.75% , 03/09/37
(e)
................. 870 864,927
4.00% , 10/03/49
(e)
................. 600 492,748
3.40% , 04/29/51
(e)
................. 800 585,378
Algonquin Power & Utilities Corp., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.25%), 4.75%, 01/18/82
(f)
....
736 721,618
Ameren Corp.
5.70% , 12/01/26 .................. 690 700,117
1.95% , 03/15/27 .................. 755 733,278
1.75% , 03/15/28 .................. 300 283,491
5.00% , 01/15/29 .................. 785 803,483
3.50% , 01/15/31 .................. 838 801,363
5.38% , 03/15/35 .................. 435 447,127
Ameren Illinois Co.
3.80% , 05/15/28 .................. 95 94,648
1.55% , 11/15/30 .................. 350 307,383
3.85% , 09/01/32 .................. 365 350,775
4.95% , 06/01/33 .................. 430 440,448
4.15% , 03/15/46 .................. 485 410,251
3.70% , 12/01/47 .................. 597 466,183
4.50% , 03/15/49 .................. 535 467,025
3.25% , 03/15/50 .................. 404 286,059
2.90% , 06/15/51 .................. 433 283,093
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
5.90% , 12/01/52 .................. USD 406 $ 429,917
5.55% , 07/01/54 .................. 590 597,068
5.63% , 03/01/55 .................. 640 653,854
Avista Corp.
4.35% , 06/01/48 .................. 620 521,018
4.00% , 04/01/52 .................. 360 280,767
Berkshire Hathaway Energy Co.
3.25% , 04/15/28 .................. 910 893,751
3.70% , 07/15/30 .................. 1,120 1,098,243
1.65% , 05/15/31 .................. 642 556,769
6.13% , 04/01/36 .................. 1,605 1,743,226
5.95% , 05/15/37 .................. 373 402,159
5.15% , 11/15/43 .................. 668 648,020
4.50% , 02/01/45 .................. 658 582,031
3.80% , 07/15/48 .................. 620 480,619
4.45% , 01/15/49 .................. 860 736,715
4.25% , 10/15/50 .................. 731 599,671
2.85% , 05/15/51 .................. 1,378 881,040
4.60% , 05/01/53 .................. 914 791,053
Black Hills Corp.
3.15% , 01/15/27 .................. 145 143,243
5.95% , 03/15/28 .................. 526 544,540
3.05% , 10/15/29 .................. 547 520,509
2.50% , 06/15/30 .................. 527 485,408
4.55% , 01/31/31 .................. 460 459,398
4.35% , 05/01/33 .................. 420 406,191
6.15% , 05/15/34 .................. 335 358,436
6.00% , 01/15/35 .................. 425 452,055
4.20% , 09/15/46 .................. 419 339,032
3.88% , 10/15/49 .................. 406 306,192
CenterPoint Energy, Inc.
5.40% , 06/01/29 .................. 520 538,406
2.95% , 03/01/30 .................. 297 281,375
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55
(f)
............... 525 561,836
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55
(f)
............... 610 639,881
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.70% ,
05/15/55
(f)
.................... 15 15,507
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.22%), 5.95% ,
04/01/56
(f)
.................... 150 151,151
Centrica plc, 5.38%, 10/16/43
(d)
......... 410 381,190
CMS Energy Corp.
3.45% , 08/15/27 .................. 261 257,838
4.88% , 03/01/44 .................. 342 310,995
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.12%), 4.75% ,
06/01/50
(f)
.................... 628 617,828
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.90%), 3.75% ,
12/01/50
(f)
.................... 462 426,323
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.96%), 6.50% ,
06/01/55
(f)
.................... 185 192,670
Consolidated Edison Co. of New York, Inc.
Series B , 3.13% , 11/15/27 ............ 545 535,455
3.80% , 05/15/28 .................. 505 502,652
Series D , 4.00% , 12/01/28 ........... 545 545,205
Series 20A , 3.35% , 04/01/30 .......... 570 552,269
2.40% , 06/15/31 .................. 733 666,664
5.20% , 03/01/33 .................. 465 484,182

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
104
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
5.50% , 03/15/34 .................. USD 550 $ 579,546
5.38% , 05/15/34 .................. 435 453,540
Series 05-A , 5.30% , 03/01/35 ......... 235 243,144
5.13% , 03/15/35 .................. 105 107,710
Series 06-A , 5.85% , 03/15/36 ......... 601 641,828
Series 06-B , 6.20% , 06/15/36 ......... 385 423,469
Series 07-A , 6.30% , 08/15/37 ......... 145 160,531
Series 08-B , 6.75% , 04/01/38 ......... 567 651,783
Series 09-C , 5.50% , 12/01/39 ......... 410 420,317
5.70% , 06/15/40 .................. 373 386,752
Series 12-A , 4.20% , 03/15/42 ......... 348 303,027
3.95% , 03/01/43 .................. 865 723,845
4.45% , 03/15/44 .................. 838 740,563
4.50% , 12/01/45 .................. 661 582,547
3.85% , 06/15/46 .................. 753 603,382
Series 2017 , 3.88% , 06/15/47 ......... 619 490,169
Series E , 4.65% , 12/01/48 ............ 795 707,258
Series A , 4.13% , 05/15/49 ............ 600 488,581
Series 20B , 3.95% , 04/01/50 .......... 1,180 943,630
3.20% , 12/01/51 .................. 590 403,753
6.15% , 11/15/52 .................. 680 733,087
5.90% , 11/15/53 .................. 885 926,703
5.70% , 05/15/54 .................. 915 939,331
4.63% , 12/01/54 .................. 567 489,864
5.50% , 03/15/55 .................. 115 114,806
Series C , 4.30% , 12/01/56 ........... 590 480,200
Series C , 4.00% , 11/15/57 ............ 728 558,271
4.50% , 05/15/58 .................. 726 610,159
3.70% , 11/15/59 .................. 422 304,576
Series C , 3.00% , 12/01/60 ........... 532 326,782
3.60% , 06/15/61 .................. 683 479,186
Consumers Energy Co.
4.65% , 03/01/28 .................. 313 317,236
3.80% , 11/15/28 .................. 238 236,804
4.90% , 02/15/29 .................. 700 718,206
4.60% , 05/30/29 .................. 628 638,247
4.70% , 01/15/30 .................. 250 255,376
4.50% , 01/15/31 .................. 585 591,618
3.60% , 08/15/32 .................. 240 228,165
4.63% , 05/15/33 .................. 595 596,800
5.05% , 05/15/35 .................. 615 627,570
3.95% , 05/15/43 .................. 191 160,249
3.25% , 08/15/46 .................. 625 465,319
3.95% , 07/15/47 .................. 375 306,203
4.05% , 05/15/48 .................. 630 521,986
4.35% , 04/15/49 .................. 540 463,599
3.75% , 02/15/50 .................. 540 417,427
3.10% , 08/15/50 .................. 798 551,918
3.50% , 08/01/51 .................. 589 438,200
2.65% , 08/15/52 .................. 357 228,244
4.20% , 09/01/52 .................. 380 314,837
Delmarva Power & Light Co., 4.15%, 05/15/45 415 354,438
Dominion Energy, Inc.
Series B , 3.60% , 03/15/27 ............ 407 404,165
4.60% , 05/15/28 .................. 550 555,785
4.25% , 06/01/28 .................. 569 570,486
Series C , 3.38% , 04/01/30 ........... 1,744 1,675,990
5.00% , 06/15/30 .................. 475 487,575
Series C , 2.25% , 08/15/31 ........... 545 483,364
Series A , 4.35% , 08/15/32 ............ 365 357,391
5.38% , 11/15/32 .................. 845 878,797
Series E , 6.30% , 03/15/33 ............ 353 382,257
Series F , 5.25% , 08/01/33 ............ 165 168,994
5.45% , 03/15/35 .................. 675 693,218
Series B , 5.95% , 06/15/35 ............ 670 714,456
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
7.00% , 06/15/38 .................. USD 484 $ 553,470
Series B , 3.30% , 04/15/41 ............ 540 412,208
Series C , 4.90% , 08/01/41 ........... 455 423,553
Series C , 4.05% , 09/15/42 ........... 406 336,442
4.70% , 12/01/44 .................. 270 239,602
Series A , 4.60% , 03/15/49 ............ 425 360,887
Series B , 4.85% , 08/15/52 ............ 470 413,924
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54
(f)
............... 985 1,076,218
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88% , 02/01/55
(f)
............... 75 78,819
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55
(f)
.................... 290 302,371
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.26%), 6.00% ,
02/15/56
(f)
.................... 175 177,451
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.01%), 6.20% ,
02/15/56
(f)
.................... 210 212,445
DTE Energy Co.
4.95% , 07/01/27 .................. 800 809,773
4.88% , 06/01/28 .................. 805 818,907
5.10% , 03/01/29 .................. 1,135 1,163,631
Series C , 3.40% , 06/15/29 ........... 466 451,610
2.95% , 03/01/30 .................. 610 575,482
5.20% , 04/01/30 .................. 1,045 1,077,741
5.85% , 06/01/34 .................. 635 676,224
5.05% , 10/01/35 .................. 375 373,885
Engie SA
(d)
5.25% , 04/10/29 .................. 580 597,709
5.63% , 04/10/34 .................. 625 652,940
5.88% , 04/10/54 .................. 615 634,787
National Grid plc
5.60% , 06/12/28 .................. 225 232,769
5.81% , 06/12/33 .................. 460 490,105
5.42% , 01/11/34 .................. 795 825,592
New York State Electric & Gas Corp.
(d)
3.25% , 12/01/26 .................. 120 118,617
5.65% , 08/15/28 .................. 970 1,007,563
2.15% , 10/01/31 .................. 770 672,552
5.85% , 08/15/33 .................. 305 324,543
5.30% , 08/15/34 .................. 830 849,440
5.05% , 08/15/35 .................. 260 261,678
3.30% , 09/15/49
(c)
................. 238 163,104
NiSource, Inc.
3.49% , 05/15/27 .................. 1,682 1,667,193
5.25% , 03/30/28 .................. 635 650,546
5.20% , 07/01/29 .................. 560 578,122
2.95% , 09/01/29 .................. 1,505 1,438,349
3.60% , 05/01/30 .................. 1,255 1,216,583
1.70% , 02/15/31 .................. 830 722,760
5.40% , 06/30/33 .................. 280 290,290
5.35% , 04/01/34 .................. 505 519,750
5.35% , 07/15/35 .................. 990 1,009,546
5.95% , 06/15/41 .................. 426 447,030
5.25% , 02/15/43 .................. 440 428,342
4.80% , 02/15/44 .................. 805 733,611
5.65% , 02/01/45 .................. 545 545,541
4.38% , 05/15/47 .................. 1,057 894,354
3.95% , 03/30/48 .................. 763 608,764
5.00% , 06/15/52 .................. 635 576,186

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
105
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.95% ,
11/30/54
(f)
..................... USD 125 $ 130,542
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.53%), 6.38% ,
03/31/55
(f)
.................... 60 61,948
5.85% , 04/01/55 .................. 1,225 1,249,919
NorthWestern Corp.
5.07% , 03/21/30
(d)
................. 20 20,486
4.18% , 11/15/44 .................. 595 498,443
Public Service Enterprise Group, Inc.
5.85% , 11/15/27 .................. 150 155,052
5.88% , 10/15/28 .................. 730 764,093
5.20% , 04/01/29 .................. 730 751,891
4.90% , 03/15/30 .................. 310 316,437
1.60% , 08/15/30 .................. 700 615,347
2.45% , 11/15/31 .................. 255 226,921
6.13% , 10/15/33 .................. 555 599,107
5.45% , 04/01/34 .................. 545 566,054
5.40% , 03/15/35 .................. 375 386,669
Puget Energy, Inc.
2.38% , 06/15/28 .................. 710 676,084
4.10% , 06/15/30 .................. 619 605,778
4.22% , 03/15/32 .................. 535 513,825
5.73% , 03/15/35 .................. 290 298,051
Puget Sound Energy, Inc.
5.33% , 06/15/34 .................. 420 433,815
6.27% , 03/15/37 .................. 320 351,543
5.76% , 10/01/39 .................. 399 418,718
5.80% , 03/15/40 .................. 370 384,806
5.64% , 04/15/41 .................. 305 308,946
4.30% , 05/20/45 .................. 376 313,837
4.22% , 06/15/48 .................. 695 574,550
3.25% , 09/15/49 .................. 672 468,292
2.89% , 09/15/51 .................. 560 359,460
5.45% , 06/01/53 .................. 290 284,949
5.69% , 06/15/54 .................. 340 348,303
5.60% , 09/15/55 .................. 675 674,868
San Diego Gas & Electric Co.
4.95% , 08/15/28 .................. 1,005 1,028,224
Series VVV , 1.70% , 10/01/30 .......... 1,135 1,003,247
Series XXX , 3.00% , 03/15/32 .......... 595 545,962
5.40% , 04/15/35 .................. 875 907,943
6.00% , 06/01/39 .................. 315 341,377
4.50% , 08/15/40 .................. 437 404,334
Series RRR , 3.75% , 06/01/47 ......... 401 310,159
4.15% , 05/15/48 .................. 435 354,840
Series TTT , 4.10% , 06/15/49 .......... 522 420,370
3.32% , 04/15/50 .................. 330 231,978
2.95% , 08/15/51 .................. 935 611,292
3.70% , 03/15/52 .................. 235 173,976
5.35% , 04/01/53 .................. 885 854,972
5.55% , 04/15/54 .................. 635 631,114
Sempra
3.25% , 06/15/27 .................. 1,293 1,271,676
3.40% , 02/01/28 .................. 1,252 1,228,699
3.70% , 04/01/29 .................. 475 466,323
5.50% , 08/01/33 .................. 535 559,146
3.80% , 02/01/38 .................. 958 823,228
6.00% , 10/15/39 .................. 891 931,554
4.00% , 02/01/48 .................. 823 637,853
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.87%), 4.13% ,
04/01/52
(f)
.................... 745 728,460
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.63%), 6.40% ,
10/01/54
(f)
.................... USD 1,110 $ 1,141,880
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 6.88% ,
10/01/54
(f)
.................... 970 1,004,230
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.14%), 6.55% ,
04/01/55
(f)
.................... 255 260,784
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.35%), 6.63% ,
04/01/55
(f)
.................... 35 35,595
Southern Co. Gas Capital Corp.
Series A , 4.05% , 09/15/28 ............ 435 434,174
Series 20-A , 1.75% , 01/15/31 ......... 660 579,219
5.15% , 09/15/32 .................. 220 226,106
5.75% , 09/15/33 .................. 510 540,226
4.95% , 09/15/34 .................. 135 135,597
Series B , 5.10% , 09/15/35 ............ 720 724,371
5.88% , 03/15/41 .................. 434 454,040
4.40% , 06/01/43 .................. 660 571,477
3.95% , 10/01/46 .................. 555 444,492
4.40% , 05/30/47 .................. 362 306,384
Series 21A , 3.15% , 09/30/51 .......... 635 416,911
WEC Energy Group, Inc.
5.15% , 10/01/27 .................. 495 504,117
1.38% , 10/15/27 .................. 560 531,683
4.75% , 01/15/28 .................. 665 673,429
2.20% , 12/15/28 .................. 210 197,900
1.80% , 10/15/30 .................. 253 224,045
136,420,441
Office REITs — 0.1%
Boston Properties LP
6.75% , 12/01/27 .................. 1,165 1,218,874
4.50% , 12/01/28 .................. 988 989,771
3.40% , 06/21/29 .................. 950 913,943
2.90% , 03/15/30 .................. 766 713,934
3.25% , 01/30/31 .................. 910 847,407
2.55% , 04/01/32 .................. 1,052 910,886
2.45% , 10/01/33 .................. 1,180 968,937
6.50% , 01/15/34 .................. 100 107,805
5.75% , 01/15/35
(c)
................. 950 972,030
Brandywine Operating Partnership LP
3.95% , 11/15/27 .................. 465 457,794
8.30% , 03/15/28 .................. 475 507,569
8.88% , 04/12/29 .................. 555 603,279
4.55% , 10/01/29
(c)
................. 372 357,363
COPT Defense Properties LP
2.00% , 01/15/29 .................. 745 693,197
4.50% , 10/15/30 .................. 310 308,198
2.75% , 04/15/31 .................. 470 426,787
2.90% , 12/01/33 .................. 410 349,749
Cousins Properties LP
5.25% , 07/15/30 .................. 360 368,013
5.38% , 02/15/32 .................. 175 178,955
5.88% , 10/01/34 .................. 350 365,283
Highwoods Realty LP
3.88% , 03/01/27 .................. 345 341,574
4.13% , 03/15/28 .................. 332 328,103
4.20% , 04/15/29 .................. 390 382,801
3.05% , 02/15/30 .................. 465 431,566
2.60% , 02/01/31 .................. 502 445,679
7.65% , 02/01/34 .................. 335 382,138

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
106
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Office REITs (continued)
Hudson Pacific Properties LP
3.95% , 11/01/27 .................. USD 466 $ 446,216
5.95% , 02/15/28 .................. 355 346,982
4.65% , 04/01/29
(c)
................. 504 464,375
3.25% , 01/15/30
(c)
................. 430 367,924
Kilroy Realty LP
4.75% , 12/15/28 .................. 350 349,943
4.25% , 08/15/29 .................. 427 417,148
3.05% , 02/15/30 .................. 635 585,561
2.50% , 11/15/32 .................. 845 701,805
2.65% , 11/15/33 .................. 600 489,413
6.25% , 01/15/36 .................. 325 335,102
Office Properties Income Trust, 9.00%,
03/31/29
(c) (d)
.................... 350 357,414
Piedmont Operating Partnership LP
9.25% , 07/20/28 .................. 720 796,900
6.88% , 07/15/29 .................. 160 169,377
3.15% , 08/15/30 .................. 535 486,602
2.75% , 04/01/32 .................. 210 178,938
21,065,335
Oil, Gas & Consumable Fuels — 2.3%
3R Lux SARL, 9.75%, 02/05/31
(e)
........ 600 613,226
Abu Dhabi Crude Oil Pipeline LLC
(e)
3.65% , 11/02/29 .................. 800 786,119
4.60% , 11/02/47 .................. 2,000 1,877,022
Acu Petroleo Luxembourg SARL, 7.50%,
01/13/32
(e)
..................... 442 447,660
Adnoc Murban Rsc Ltd.
(e)
4.25% , 09/11/29 .................. 1,000 1,006,105
4.50% , 09/11/34 .................. 1,400 1,393,508
5.13% , 09/11/54 .................. 1,400 1,352,006
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35
(e)
. 1,400 1,420,782
Aethon United BR LP, 7.50%, 10/01/29
(d)
.... 1,051 1,090,617
AI Candelaria -spain- SA, 5.75%, 06/15/33
(e)
. 500 453,081
Aker BP ASA
(d)
5.60% , 06/13/28 .................. 520 535,254
3.75% , 01/15/30 .................. 852 821,775
4.00% , 01/15/31 .................. 895 863,879
3.10% , 07/15/31 .................. 733 670,110
6.00% , 06/13/33 .................. 765 800,764
5.13% , 10/01/34 .................. 655 642,914
5.25% , 10/30/35 .................. 750 737,929
5.80% , 10/01/54 .................. 755 700,226
Alliance Resource Operating Partners LP,
8.63%, 06/15/29
(d)
................ 410 433,927
Antero Midstream Partners LP
(d)
5.75% , 01/15/28 .................. 649 649,003
5.38% , 06/15/29 .................. 826 825,950
6.63% , 02/01/32 .................. 620 641,742
5.75% , 10/15/33 .................. 270 269,681
Antero Resources Corp.
(d)
7.63% , 02/01/29 .................. 533 542,500
5.38% , 03/01/30 .................. 810 815,922
APA Corp.
4.25% , 01/15/30 .................. 465 453,776
6.10% , 02/15/35 .................. 365 371,150
5.10% , 09/01/40 .................. 220 193,469
5.35% , 07/01/49 .................. 308 255,727
6.75% , 02/15/55 .................. 615 613,708
APA Infrastructure Ltd.
(d)
5.13% , 09/16/34 .................. 715 726,371
5.00% , 03/23/35
(c)
................. 215 215,348
5.75% , 09/16/44
(c)
................. 180 181,948
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Ascent Resources Utica Holdings LLC
(d)
9.00% , 11/01/27 .................. USD 315 $ 372,516
5.88% , 06/30/29 .................. 515 513,449
6.63% , 10/15/32 .................. 590 601,610
6.63% , 07/15/33 .................. 30 30,474
Azule Energy Finance plc, 8.13%, 01/23/30
(e)
. 1,000 1,005,497
Bapco Energies BSC Closed, 7.50%,
10/25/27
(c) (e)
.................... 700 729,992
Bapco Energies Sukuk Ltd.
(e)
5.25% , 04/08/29 .................. 600 600,573
6.63% , 05/25/33 .................. 600 643,311
6.25% , 01/29/35 .................. 1,000 1,040,000
Baytex Energy Corp.
(d)
8.50% , 04/30/30 .................. 810 829,379
7.38% , 03/15/32 .................. 605 595,990
BG Energy Capital plc, 5.13%, 10/15/41
(d)
... 1,077 1,047,134
BKV Upstream Midstream LLC, 7.50%,
10/15/30
(d)
..................... 105 105,105
Blue Racer Midstream LLC
(d)
7.00% , 07/15/29 .................. 580 601,094
7.25% , 07/15/32 .................. 515 541,106
Boardwalk Pipelines LP
4.45% , 07/15/27 .................. 705 706,645
4.80% , 05/03/29 .................. 589 596,577
3.40% , 02/15/31 .................. 630 589,879
3.60% , 09/01/32 .................. 160 147,814
5.63% , 08/01/34 .................. 675 699,688
BP Capital Markets America, Inc.
3.02% , 01/16/27 .................. 985 974,558
3.54% , 04/06/27 .................. 643 639,299
3.59% , 04/14/27 .................. 719 715,078
5.02% , 11/17/27 .................. 1,125 1,146,838
3.94% , 09/21/28 .................. 1,215 1,212,763
4.23% , 11/06/28 .................. 2,192 2,203,960
4.70% , 04/10/29 .................. 970 987,269
4.97% , 10/17/29 .................. 875 900,560
4.87% , 11/25/29 .................. 685 702,414
3.63% , 04/06/30 .................. 1,182 1,158,438
1.75% , 08/10/30 .................. 1,075 961,168
2.72% , 01/12/32 .................. 2,130 1,937,284
4.81% , 02/13/33 .................. 1,800 1,823,383
4.89% , 09/11/33 .................. 1,350 1,373,306
4.99% , 04/10/34 .................. 1,370 1,399,385
5.23% , 11/17/34 .................. 1,845 1,909,209
3.06% , 06/17/41 .................. 1,305 999,674
3.00% , 02/24/50 .................. 1,816 1,208,691
2.77% , 11/10/50 .................. 1,668 1,057,169
2.94% , 06/04/51 .................. 2,248 1,462,994
3.00% , 03/17/52 .................. 1,205 789,326
3.38% , 02/08/61 .................. 1,673 1,117,113
BP Capital Markets plc
3.28% , 09/19/27 .................. 1,518 1,500,388
3.72% , 11/28/28 .................. 962 952,802
BPRL International Singapore Pte. Ltd., 4.38%,
01/18/27
(e)
..................... 200 199,718
Buckeye Partners LP
3.95% , 12/01/26 .................. 610 604,693
4.13% , 12/01/27 .................. 540 533,494
4.50% , 03/01/28
(d)
................. 500 495,067
6.88% , 07/01/29
(d)
................. 660 685,597
6.75% , 02/01/30
(d)
................. 315 329,217
6.75% , 08/15/33
(c)
................. 160 163,553
5.85% , 11/15/43 .................. 385 361,491
5.60% , 10/15/44 .................. 307 282,689

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
107
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Burlington Resources LLC
7.20% , 08/15/31 .................. USD 260 $ 296,052
5.95% , 10/15/36 .................. 240 259,345
California Resources Corp.
(d)
8.25% , 06/15/29 .................. 880 915,273
7.00% , 01/15/34 .................. 55 54,751
Calumet Specialty Products Partners LP
(d)
8.13% , 01/15/27 .................. 375 371,674
9.75% , 07/15/28
(c)
................. 305 298,896
Cameron LNG LLC
(d)
2.90% , 07/15/31 .................. 988 905,304
3.30% , 01/15/35 .................. 866 759,587
3.40% , 01/15/38 .................. 510 444,614
3.70% , 01/15/39 .................. 1,080 926,969
Canacol Energy Ltd., 5.75%, 11/24/28
(e)
.... 400 86,855
Canadian Natural Resources Ltd.
3.85% , 06/01/27 .................. 1,210 1,202,982
5.00% , 12/15/29
(d)
................. 370 377,626
2.95% , 07/15/30 .................. 657 615,982
7.20% , 01/15/32 .................. 425 477,665
6.45% , 06/30/33 .................. 250 270,625
5.40% , 12/15/34
(d)
................. 105 107,056
5.85% , 02/01/35 .................. 211 220,001
6.50% , 02/15/37 .................. 540 587,195
6.25% , 03/15/38 .................. 955 1,016,139
6.75% , 02/01/39 .................. 464 511,087
4.95% , 06/01/47 .................. 935 831,203
Caturus Energy LLC, 8.50%, 02/15/30
(d)
.... 510 520,342
Cenovus Energy, Inc.
4.25% , 04/15/27 .................. 615 614,847
2.65% , 01/15/32 .................. 600 531,231
5.25% , 06/15/37 .................. 370 361,085
6.75% , 11/15/39 .................. 429 473,656
5.40% , 06/15/47 .................. 590 547,765
3.75% , 02/15/52 .................. 894 635,143
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 1,409 1,423,469
3.70% , 11/15/29 .................. 1,346 1,311,330
2.74% , 12/31/39 .................. 570 476,095
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 1,790 1,789,858
4.00% , 03/01/31 .................. 1,555 1,501,017
3.25% , 01/31/32 .................. 1,250 1,142,901
5.95% , 06/30/33 .................. 796 840,291
5.75% , 08/15/34 .................. 1,630 1,695,450
5.55% , 10/30/35
(d)
................. 950 972,349
Cheniere Energy, Inc.
4.63% , 10/15/28 .................. 921 920,129
5.65% , 04/15/34 .................. 625 647,204
Chevron Corp.
2.00% , 05/11/27 .................. 1,302 1,267,308
2.24% , 05/11/30 .................. 1,616 1,494,533
3.08% , 05/11/50 .................. 825 573,420
Chevron USA, Inc.
4.41% , 02/26/27 .................. 245 246,890
1.02% , 08/12/27 .................. 940 895,534
3.95% , 08/13/27 .................. 450 451,270
3.85% , 01/15/28 .................. 854 854,182
4.48% , 02/26/28 .................. 785 795,457
4.05% , 08/13/28 .................. 550 553,423
3.25% , 10/15/29 .................. 703 685,986
4.69% , 04/15/30 .................. 825 844,370
4.30% , 10/15/30 .................. 1,045 1,053,909
4.82% , 04/15/32 .................. 665 683,756
4.50% , 10/15/32 .................. 1,000 1,009,406
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.98% , 04/15/35 .................. USD 775 $ 795,814
4.85% , 10/15/35 .................. 890 900,259
6.00% , 03/01/41 .................. 295 323,729
5.25% , 11/15/43 .................. 420 425,128
2.34% , 08/12/50 .................. 913 543,444
Chord Energy Corp.
(d)
6.00% , 10/01/30 .................. 250 250,580
6.75% , 03/15/33 .................. 340 347,210
Civitas Resources, Inc.
(d)
8.38% , 07/01/28 .................. 1,315 1,358,097
8.63% , 11/01/30 .................. 1,025 1,059,544
8.75% , 07/01/31 .................. 1,350 1,387,125
9.63% , 06/15/33 .................. 190 203,650
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33
(d)
10 10,762
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41
(d)
400 442,162
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42
(d)
600 612,707
CNOOC Finance 2013 Ltd.
2.88% , 09/30/29 .................. 1,100 1,058,385
4.25% , 05/09/43 .................. 600 560,491
3.30% , 09/30/49 .................. 800 629,127
CNOOC Finance 2014 ULC, 4.88%, 04/30/44 600 605,844
CNOOC Finance 2015 Australia Pty. Ltd.,
4.20%, 05/05/45 ................. 620 572,352
CNOOC Finance 2015 USA LLC, 4.38%,
05/02/28 ...................... 1,000 1,009,983
CNOOC Petroleum North America ULC
7.88% , 03/15/32 .................. 160 191,167
5.88% , 03/10/35 .................. 400 448,761
6.40% , 05/15/37 .................. 810 962,337
7.50% , 07/30/39 .................. 110 145,950
CNPC Global Capital Ltd., 2.00%, 06/23/30
(e)
. 1,200 1,104,719
CNPC HK Overseas Capital Ltd., 5.95%,
04/28/41
(d)
..................... 200 224,914
CNX Midstream Partners LP, 4.75%, 04/15/30
(d)
420 402,259
CNX Resources Corp.
(d)
6.00% , 01/15/29 .................. 510 512,672
7.38% , 01/15/31 .................. 505 522,274
7.25% , 03/01/32 .................. 675 703,787
Colonial Enterprises, Inc.
(d)
3.25% , 05/15/30 .................. 531 496,560
5.63% , 11/15/35 .................. 300 302,665
Colonial Pipeline Co.
(d)
7.63% , 04/15/32 .................. 530 601,355
4.20% , 04/15/43 .................. 441 348,537
4.25% , 04/15/48 .................. 610 471,752
Columbia Pipeline Group, Inc., 5.80%, 06/01/45 637 632,669
Columbia Pipelines Holding Co. LLC
(d)
6.04% , 08/15/28 .................. 785 817,236
5.10% , 10/01/31 .................. 260 264,164
5.68% , 01/15/34 .................. 350 361,156
Columbia Pipelines Operating Co. LLC
(d)
5.93% , 08/15/30 .................. 600 634,470
6.04% , 11/15/33 .................. 1,300 1,389,550
5.44% , 02/15/35 .................. 20 20,434
6.50% , 08/15/43 .................. 940 1,003,968
6.54% , 11/15/53 .................. 1,440 1,549,045
5.70% , 10/01/54 .................. 205 196,644
5.96% , 02/15/55 .................. 10 9,975
6.71% , 08/15/63 .................. 400 438,593
Comstock Resources, Inc.
(d)
6.75% , 03/01/29 .................. 1,715 1,698,715
5.88% , 01/15/30 .................. 915 870,731
ConocoPhillips
5.90% , 10/15/32 .................. 475 516,629
5.90% , 05/15/38 .................. 560 604,817

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
108
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50% , 02/01/39 .................. USD 1,035 $ 1,166,434
4.88% , 10/01/47 .................. 278 253,560
ConocoPhillips Co.
6.95% , 04/15/29 .................. 830 906,281
4.70% , 01/15/30 .................. 1,495 1,525,265
4.85% , 01/15/32 .................. 745 763,214
5.05% , 09/15/33 .................. 1,060 1,091,694
5.00% , 01/15/35 .................. 1,310 1,326,852
3.76% , 03/15/42 .................. 894 738,331
4.30% , 11/15/44 .................. 1,003 866,952
5.95% , 03/15/46 .................. 245 258,546
3.80% , 03/15/52 .................. 1,300 979,709
5.30% , 05/15/53 .................. 1,175 1,115,905
5.55% , 03/15/54 .................. 990 976,313
5.50% , 01/15/55 .................. 1,025 1,000,070
4.03% , 03/15/62 .................. 1,626 1,212,218
5.70% , 09/15/63 .................. 650 643,632
5.65% , 01/15/65 .................. 575 565,470
Constellation Oil Services Holding SA, 9.38%,
11/07/29
(c) (e)
.................... 600 617,542
Contemporary Ruiding Development Ltd.,
2.63%, 09/17/30
(e)
................ 400 372,437
Continental Resources, Inc.
2.27% , 11/15/26
(d)
................. 1,020 997,190
4.38% , 01/15/28 .................. 1,129 1,123,396
5.75% , 01/15/31
(d)
................. 1,485 1,529,610
2.88% , 04/01/32
(d)
................. 780 679,804
4.90% , 06/01/44 .................. 809 653,235
Conuma Resources Ltd., 13.13%, 05/01/28
(d)
. 242 239,839
Coronado Finance Pty. Ltd., 9.25%,
10/01/29
(c) (d)
.................... 423 390,735
Cosan Luxembourg SA, 5.50%, 09/20/29
(e)
.. 600 590,982
Coterra Energy, Inc.
3.90% , 05/15/27 .................. 765 761,069
4.38% , 03/15/29 .................. 512 511,405
5.60% , 03/15/34 .................. 730 747,855
5.40% , 02/15/35 .................. 145 146,050
5.90% , 02/15/55 .................. 385 369,893
CQP Holdco LP
(d)
5.50% , 06/15/31 .................. 1,475 1,461,000
7.50% , 12/15/33 .................. 575 622,312
Crescent Energy Finance LLC
(d)
7.63% , 04/01/32 .................. 1,095 1,060,964
7.38% , 01/15/33 .................. 1,045 987,060
8.38% , 01/15/34 .................. 465 455,390
CVR Energy, Inc.
(d)
5.75% , 02/15/28 .................. 449 444,079
8.50% , 01/15/29 .................. 679 696,343
DCP Midstream Operating LP
5.63% , 07/15/27 .................. 268 273,519
5.13% , 05/15/29 .................. 735 751,382
8.13% , 08/16/30 .................. 55 63,297
3.25% , 02/15/32 .................. 390 356,332
6.45% , 11/03/36
(d)
................. 299 316,148
6.75% , 09/15/37
(d)
................. 572 622,636
5.60% , 04/01/44 .................. 440 427,346
Delek Logistics Partners LP
(d)
7.13% , 06/01/28 .................. 430 431,878
8.63% , 03/15/29 .................. 1,075 1,121,069
7.38% , 06/30/33 .................. 210 213,088
Devon Energy Corp.
5.25% , 10/15/27 .................. 1,246 1,246,124
5.88% , 06/15/28 .................. 319 319,166
4.50% , 01/15/30
(c)
................. 931 932,723
7.88% , 09/30/31 .................. 324 374,714
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.95% , 04/15/32 .................. USD 260 $ 301,655
5.20% , 09/15/34
(c)
................. 1,175 1,167,992
5.60% , 07/15/41 .................. 1,277 1,229,776
4.75% , 05/15/42 .................. 818 709,521
5.00% , 06/15/45 .................. 685 592,008
5.75% , 09/15/54 .................. 850 782,106
Diamondback Energy, Inc.
3.25% , 12/01/26 .................. 1,043 1,033,638
5.20% , 04/18/27 .................. 1,030 1,043,943
3.50% , 12/01/29 .................. 1,104 1,065,625
5.15% , 01/30/30 .................. 850 872,720
3.13% , 03/24/31 .................. 863 802,650
6.25% , 03/15/33 .................. 1,165 1,254,602
5.40% , 04/18/34 .................. 1,335 1,362,471
5.55% , 04/01/35 .................. 925 949,103
4.40% , 03/24/51 .................. 828 673,029
4.25% , 03/15/52 .................. 892 705,540
6.25% , 03/15/53 .................. 670 685,929
5.75% , 04/18/54 .................. 1,110 1,067,856
5.90% , 04/18/64 .................. 745 714,249
DT Midstream, Inc.
(d)
4.13% , 06/15/29 .................. 1,375 1,345,760
4.38% , 06/15/31 .................. 710 689,281
4.30% , 04/15/32 .................. 585 560,826
5.80% , 12/15/34 .................. 170 175,719
Eastern Energy Gas Holdings LLC
5.80% , 01/15/35 .................. 480 505,960
5.65% , 10/15/54 .................. 350 344,358
6.20% , 01/15/55 .................. 125 131,964
Eastern Gas Transmission & Storage, Inc.
3.00% , 11/15/29 .................. 664 634,276
4.80% , 11/01/43 .................. 442 399,299
4.60% , 12/15/44 .................. 565 497,538
EIG Pearl Holdings SARL
(e)
3.55% , 08/31/36 .................. 1,180 1,094,908
4.39% , 11/30/46 .................. 1,265 1,056,940
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(d)
..................... 372 344,739
Enbridge Energy Partners LP
Series B , 7.50% , 04/15/38 ............ 367 433,022
5.50% , 09/15/40 .................. 675 675,723
7.38% , 10/15/45 .................. 470 555,709
Enbridge, Inc.
5.90% , 11/15/26 .................. 735 747,161
4.25% , 12/01/26 .................. 1,018 1,018,027
5.25% , 04/05/27 .................. 680 690,173
3.70% , 07/15/27 .................. 799 792,750
4.60% , 06/20/28 .................. 390 393,807
6.00% , 11/15/28 .................. 835 877,223
5.30% , 04/05/29 .................. 490 505,236
3.13% , 11/15/29 .................. 674 643,443
4.90% , 06/20/30 .................. 440 450,008
6.20% , 11/15/30 .................. 415 447,323
5.70% , 03/08/33 .................. 2,050 2,161,738
2.50% , 08/01/33 .................. 1,115 950,720
5.63% , 04/05/34 .................. 1,190 1,241,430
5.55% , 06/20/35 .................. 700 724,043
4.50% , 06/10/44 .................. 640 548,152
5.50% , 12/01/46 .................. 668 662,711
4.00% , 11/15/49 .................. 450 347,153
3.40% , 08/01/51 .................. 940 648,384
6.70% , 11/15/53 .................. 1,085 1,210,144
5.95% , 04/05/54 .................. 725 745,742

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
109
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54
(f)
.................... USD 695 $ 743,854
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55
(f)
.................... 570 606,351
Energean Israel Finance Ltd.
(d)(e)
5.38% , 03/30/28 .................. 600 589,950
5.88% , 03/30/31 .................. 650 627,782
8.50% , 09/30/33 .................. 700 745,365
Energy Transfer LP
6.05% , 12/01/26 .................. 1,010 1,027,140
4.40% , 03/15/27 .................. 882 883,314
4.20% , 04/15/27 .................. 610 609,369
5.63% , 05/01/27
(d)
................. 645 645,200
5.50% , 06/01/27 .................. 772 784,276
4.00% , 10/01/27 .................. 719 715,869
5.55% , 02/15/28 .................. 1,190 1,223,424
4.95% , 05/15/28 .................. 752 763,147
4.95% , 06/15/28 .................. 1,104 1,120,843
6.10% , 12/01/28 .................. 730 766,431
6.00% , 02/01/29
(d)
................. 1,740 1,761,700
5.25% , 04/15/29 .................. 1,377 1,415,877
5.25% , 07/01/29 .................. 595 612,251
4.15% , 09/15/29 .................. 597 592,123
5.20% , 04/01/30 .................. 60 61,843
3.75% , 05/15/30 .................. 1,628 1,580,680
6.40% , 12/01/30 .................. 1,060 1,147,726
7.38% , 02/01/31
(d)
................. 1,003 1,044,752
5.75% , 02/15/33 .................. 1,464 1,532,482
6.55% , 12/01/33 .................. 1,315 1,437,018
5.55% , 05/15/34 .................. 1,315 1,348,473
5.60% , 09/01/34 .................. 1,300 1,336,029
4.90% , 03/15/35 .................. 625 608,446
5.70% , 04/01/35 .................. 850 876,507
6.63% , 10/15/36 .................. 382 415,752
5.80% , 06/15/38 .................. 547 556,280
7.50% , 07/01/38 .................. 580 672,034
6.05% , 06/01/41 .................. 440 444,654
6.50% , 02/01/42 .................. 840 883,131
6.10% , 02/15/42 .................. 344 348,906
4.95% , 01/15/43
(c)
................. 494 439,877
5.15% , 02/01/43 .................. 245 221,461
5.95% , 10/01/43 .................. 355 349,336
5.30% , 04/01/44 .................. 710 644,546
5.00% , 05/15/44 .................. 587 516,636
5.15% , 03/15/45 .................. 988 880,131
5.35% , 05/15/45 .................. 814 743,338
6.13% , 12/15/45 .................. 822 820,343
5.30% , 04/15/47 .................. 918 824,714
5.40% , 10/01/47 .................. 1,448 1,308,750
6.00% , 06/15/48 .................. 1,005 980,490
6.25% , 04/15/49 .................. 1,664 1,660,225
5.00% , 05/15/50 .................. 1,961 1,665,964
5.95% , 05/15/54 .................. 1,525 1,471,187
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(f)
.................... 845 901,668
6.05% , 09/01/54 .................. 945 918,951
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54
(f)
.................... 435 450,247
6.20% , 04/01/55 .................. 1,110 1,103,141
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 6.50% ,
02/15/56
(f)
.................... USD 1,000 $ 995,221
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.48%), 6.75% ,
02/15/56
(f)
.................... 800 801,774
Eni SpA
(d)
Series X-R , 4.75% , 09/12/28 .......... 1,080 1,094,086
4.25% , 05/09/29 .................. 1,195 1,195,481
5.50% , 05/15/34 .................. 1,015 1,046,281
5.75% , 05/19/35 .................. 925 966,751
5.70% , 10/01/40 .................. 400 393,894
5.95% , 05/15/54 .................. 725 721,524
Eni USA, Inc., 7.30%, 11/15/27 ......... 473 500,375
EnQuest plc, 11.63%, 11/01/27
(c) (d)
....... 460 466,139
Enterprise Products Operating LLC
4.60% , 01/11/27 .................. 1,014 1,020,965
3.95% , 02/15/27 .................. 713 712,693
4.30% , 06/20/28 .................. 815 821,141
4.15% , 10/16/28 .................. 1,274 1,278,951
3.13% , 07/31/29 .................. 1,150 1,110,965
2.80% , 01/31/30 .................. 1,320 1,249,445
4.60% , 01/15/31 .................. 1,110 1,123,632
5.35% , 01/31/33 .................. 1,060 1,109,316
Series D , 6.88% , 03/01/33 ........... 585 664,111
4.85% , 01/31/34 .................. 795 805,281
Series H , 6.65% , 10/15/34 ........... 457 518,038
4.95% , 02/15/35 .................. 1,070 1,081,331
5.20% , 01/15/36 .................. 1,125 1,146,252
7.55% , 04/15/38 .................. 427 516,927
6.13% , 10/15/39 .................. 575 626,209
6.45% , 09/01/40 .................. 657 735,159
5.95% , 02/01/41 .................. 627 665,125
5.70% , 02/15/42 .................. 526 542,742
4.85% , 08/15/42 .................. 827 771,900
4.45% , 02/15/43 .................. 1,140 1,013,353
4.85% , 03/15/44 .................. 1,450 1,344,979
5.10% , 02/15/45 .................. 1,225 1,165,023
4.90% , 05/15/46 .................. 920 846,644
4.25% , 02/15/48 .................. 1,236 1,031,883
4.80% , 02/01/49 .................. 1,272 1,141,665
4.20% , 01/31/50 .................. 1,179 965,910
3.70% , 01/31/51 .................. 1,089 815,744
3.20% , 02/15/52 .................. 943 640,474
3.30% , 02/15/53 .................. 965 660,455
4.95% , 10/15/54 .................. 452 409,548
5.55% , 02/16/55 .................. 1,085 1,074,967
3.95% , 01/31/60 .................. 792 593,322
Series E , (3-mo. CME Term SOFR + 3.29%),
5.25% , 08/16/77
(f)
............... 627 625,457
(3-mo. CME Term SOFR + 2.83%), 5.38% ,
02/15/78
(c) (f)
................... 345 343,844
EOG Resources, Inc.
4.40% , 07/15/28 .................. 880 888,624
4.38% , 04/15/30 .................. 969 976,271
5.00% , 07/15/32 .................. 1,080 1,104,353
3.90% , 04/01/35 .................. 653 606,726
5.35% , 01/15/36 .................. 1,100 1,130,903
4.95% , 04/15/50 .................. 967 881,657
5.65% , 12/01/54 .................. 510 510,214
5.95% , 07/15/55 .................. 625 652,172
EQT Corp.
7.50% , 06/01/27 .................. 535 544,368
3.90% , 10/01/27 .................. 1,120 1,111,871
5.70% , 04/01/28 .................. 513 529,713

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
110
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.50% , 01/15/29 .................. USD 735 $ 734,663
5.00% , 01/15/29 .................. 310 313,795
6.38% , 04/01/29 .................. 690 713,718
7.00% , 02/01/30 .................. 785 851,903
7.50% , 06/01/30 .................. 505 556,453
4.75% , 01/15/31 .................. 579 579,654
3.63% , 05/15/31
(d)
................. 615 575,416
5.75% , 02/01/34 .................. 715 748,169
Excelerate Energy LP, 8.00%, 05/15/30
(d)
... 455 479,284
Expand Energy Corp.
5.38% , 02/01/29 .................. 915 915,617
5.88% , 02/01/29
(d)
................. 860 862,153
6.75% , 04/15/29
(d)
................. 970 977,975
5.38% , 03/15/30 .................. 1,460 1,481,315
4.75% , 02/01/32 .................. 1,335 1,312,957
5.70% , 01/15/35 .................. 530 545,633
Exxon Mobil Corp.
3.29% , 03/19/27 .................. 1,290 1,282,406
2.44% , 08/16/29 .................. 1,450 1,380,620
3.48% , 03/19/30 .................. 1,958 1,914,571
2.61% , 10/15/30 .................. 2,152 2,011,092
3.00% , 08/16/39 .................. 875 703,296
4.23% , 03/19/40 .................. 2,018 1,857,377
3.57% , 03/06/45 .................. 1,050 838,439
4.11% , 03/01/46 .................. 2,374 2,024,388
3.10% , 08/16/49 .................. 1,446 1,009,524
4.33% , 03/19/50 .................. 2,400 2,061,312
3.45% , 04/15/51 .................. 2,396 1,762,138
Fermaca Enterprises S de RL de CV, 6.38%,
03/30/38
(e)
..................... 335 339,398
Flex Intermediate Holdco LLC
(d)
3.36% , 06/30/31 .................. 922 847,788
4.32% , 12/30/39 .................. 500 423,182
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38
(d)
. 471 441,120
FLNG Liquefaction 3 LLC, 5.55%, 03/31/39
(d)
. 88 87,293
Florida Gas Transmission Co. LLC
(d)
2.55% , 07/01/30 .................. 455 418,574
2.30% , 10/01/31 .................. 740 655,248
5.75% , 07/15/35 .................. 370 384,677
FS Luxembourg SARL, 8.63%, 06/25/33
(c) (e)
.. 400 414,040
Galaxy Pipeline Assets Bidco Ltd.
(e)
1.75% , 09/30/27 .................. 319 311,077
2.16% , 03/31/34 .................. 1,259 1,144,679
2.63% , 03/31/36 .................. 1,400 1,236,873
2.94% , 09/30/40 .................. 1,733 1,479,891
3.25% , 09/30/40 .................. 1,300 1,067,886
Genesis Energy LP
7.75% , 02/01/28 .................. 670 674,311
8.25% , 01/15/29 .................. 630 658,117
8.88% , 04/15/30 .................. 495 522,562
7.88% , 05/15/32 .................. 725 746,866
8.00% , 05/15/33 .................. 600 621,000
Global Partners LP
6.88% , 01/15/29 .................. 400 404,593
8.25% , 01/15/32
(d)
................. 485 507,528
7.13% , 07/01/33
(d)
................. 125 127,001
GNL Quintero SA, 4.63%, 07/31/29
(e)
...... 471 471,249
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(c) (e)
. 800 650,676
Gray Oak Pipeline LLC, 3.45%, 10/15/27
(d)
.. 456 449,471
Greenfire Resources Ltd., 12.00%, 10/01/28
(c) (d)
269 283,336
Greenko Power II Ltd., 4.30%, 12/13/28
(e)
... 798 761,347
Greenko Wind Projects Mauritius Ltd., 7.25%,
09/27/28
(e)
..................... 1,000 1,014,692
Greensaif Pipelines Bidco SARL
(e)
5.85% , 02/23/36 .................. 1,000 1,054,005
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.13% , 02/23/38 .................. USD 1,900 $ 2,044,490
6.51% , 02/23/42 .................. 2,200 2,406,603
6.10% , 08/23/42 .................. 600 637,063
GS Caltex Corp., 5.38%, 08/07/28
(e)
...... 400 411,155
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(d)
..................... 640 653,943
Gulfstream Natural Gas System LLC, 5.60%,
07/23/35
(d)
..................... 430 440,705
Hanwha Energy USA Holdings Corp., 4.38%,
07/02/28
(e)
..................... 200 201,396
Hanwha Q Cells Americas Holdings Corp.,
5.00%, 07/27/28
(e)
................ 400 409,061
Harbour Energy plc, 6.33%, 04/01/35
(d)
..... 300 307,042
Harvest Midstream I LP
(d)
7.50% , 09/01/28 .................. 794 804,044
7.50% , 05/15/32 .................. 520 538,613
Heritage Petroleum Co. Ltd., 9.00%, 08/12/29
(e)
400 412,000
Hess Corp.
4.30% , 04/01/27 .................. 890 892,562
7.88% , 10/01/29 .................. 529 599,141
7.30% , 08/15/31 .................. 780 898,405
7.13% , 03/15/33 .................. 700 814,207
6.00% , 01/15/40 .................. 892 971,648
5.60% , 02/15/41 .................. 1,277 1,333,688
5.80% , 04/01/47 .................. 576 602,205
Hess Midstream Operations LP
(d)
5.88% , 03/01/28 .................. 200 203,868
5.13% , 06/15/28 .................. 625 624,983
6.50% , 06/01/29 .................. 632 654,798
4.25% , 02/15/30 .................. 841 819,664
5.50% , 10/15/30 .................. 465 468,070
HF Sinclair Corp.
5.00% , 02/01/28 .................. 630 630,682
4.50% , 10/01/30
(c)
................. 455 449,339
5.75% , 01/15/31 .................. 470 486,876
5.50% , 09/01/32 .................. 270 274,509
6.25% , 01/15/35 .................. 390 407,736
Hilcorp Energy I LP
(d)
6.25% , 11/01/28 .................. 640 641,019
5.75% , 02/01/29 .................. 585 573,372
6.00% , 04/15/30 .................. 530 516,714
6.00% , 02/01/31 .................. 508 482,849
6.25% , 04/15/32 .................. 510 483,947
8.38% , 11/01/33 .................. 595 615,547
6.88% , 05/15/34 .................. 500 474,873
7.25% , 02/15/35 .................. 856 823,900
Hindustan Petroleum Corp. Ltd., 4.00%,
07/12/27
(e)
..................... 400 396,788
Howard Midstream Energy Partners LLC
(d)
7.38% , 07/15/32 .................. 665 697,284
6.63% , 01/15/34 .................. 365 376,213
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
7.75%, 11/05/38
(e)
................ 600 661,705
Ithaca Energy North Sea plc, 8.13%, 10/15/29
(d)
755 793,193
ITT Holdings LLC, 6.50%, 08/01/29
(d)
...... 1,230 1,192,655
KazMunayGas National Co. JSC
(e)
5.38% , 04/24/30 .................. 1,000 1,025,817
3.50% , 04/14/33 .................. 800 722,985
5.75% , 04/19/47 .................. 1,200 1,136,603
6.38% , 10/24/48 .................. 1,400 1,410,865
Kinder Morgan Energy Partners LP
7.40% , 03/15/31 .................. 219 248,770
7.75% , 03/15/32 .................. 253 293,726
7.30% , 08/15/33 .................. 635 727,846
5.80% , 03/15/35 .................. 562 590,760

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
111
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50% , 02/01/37 .................. USD 350 $ 381,746
6.95% , 01/15/38 .................. 1,117 1,259,796
6.50% , 09/01/39 .................. 400 435,871
6.55% , 09/15/40 .................. 347 378,308
7.50% , 11/15/40 .................. 354 417,811
6.38% , 03/01/41 .................. 513 547,874
5.63% , 09/01/41 .................. 465 463,875
5.00% , 08/15/42 .................. 570 526,997
4.70% , 11/01/42 .................. 575 510,551
5.00% , 03/01/43 .................. 740 682,537
5.50% , 03/01/44 .................. 699 678,911
5.40% , 09/01/44 .................. 640 611,952
Kinder Morgan, Inc.
1.75% , 11/15/26 .................. 400 390,656
4.30% , 03/01/28 .................. 1,480 1,485,647
5.00% , 02/01/29 .................. 860 878,950
5.10% , 08/01/29 .................. 855 877,914
5.15% , 06/01/30 .................. 355 366,147
2.00% , 02/15/31 .................. 875 776,224
7.80% , 08/01/31 .................. 613 710,427
7.75% , 01/15/32 .................. 888 1,027,589
4.80% , 02/01/33 .................. 875 875,183
5.20% , 06/01/33 .................. 1,335 1,366,881
5.40% , 02/01/34 .................. 930 957,498
5.30% , 12/01/34 .................. 967 986,438
5.85% , 06/01/35 .................. 165 173,979
5.55% , 06/01/45 .................. 1,660 1,614,599
5.05% , 02/15/46 .................. 846 768,312
5.20% , 03/01/48 .................. 698 643,047
3.25% , 08/01/50 .................. 353 235,076
3.60% , 02/15/51 .................. 880 621,603
5.45% , 08/01/52 .................. 630 595,207
5.95% , 08/01/54 .................. 695 702,492
Kinetik Holdings LP
(d)
6.63% , 12/15/28 .................. 1,065 1,092,385
5.88% , 06/15/30 .................. 985 992,429
Kosmos Energy Ltd., 8.75%, 10/01/31
(c) (e)
... 400 269,154
Kraken Oil & Gas Partners LLC, 7.63%,
08/15/29
(d)
..................... 495 484,341
Leviathan Bond Ltd.
(d)(e)
6.50% , 06/30/27 .................. 600 602,474
6.75% , 06/30/30 .................. 600 605,939
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(d)
..................... 425 432,095
Marathon Petroleum Corp.
5.13% , 12/15/26 .................. 776 782,406
3.80% , 04/01/28 .................. 795 786,940
5.15% , 03/01/30 .................. 605 621,608
5.70% , 03/01/35 .................. 645 667,061
6.50% , 03/01/41 .................. 960 1,030,723
4.75% , 09/15/44 .................. 586 508,907
4.50% , 04/01/48 .................. 592 479,455
5.00% , 09/15/54 .................. 390 331,409
Martin Midstream Partners LP, 11.50%,
02/15/28
(d)
..................... 435 447,552
Matador Resources Co.
(d)
6.88% , 04/15/28 .................. 460 468,784
6.50% , 04/15/32 .................. 975 983,668
6.25% , 04/15/33 .................. 700 700,404
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(e)
..................... 1,642 1,351,602
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(e)
400 418,955
MEG Energy Corp., 5.88%, 02/01/29
(d)
..... 620 620,358
Midwest Connector Capital Co. LLC, 4.63%,
04/01/29
(d)
..................... 977 981,287
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(d)
..................... USD 765 $ 739,943
Motiva Enterprises LLC, 6.85%, 01/15/40
(d)
.. 970 1,051,175
MPLX LP
4.13% , 03/01/27 .................. 1,460 1,457,363
4.25% , 12/01/27 .................. 542 542,699
4.00% , 03/15/28 .................. 1,634 1,626,372
4.80% , 02/15/29 .................. 677 687,408
2.65% , 08/15/30 .................. 1,633 1,503,335
4.80% , 02/15/31 .................. 785 791,708
4.95% , 09/01/32 .................. 985 987,752
5.00% , 01/15/33 .................. 770 770,083
5.00% , 03/01/33 .................. 625 625,829
5.50% , 06/01/34 .................. 1,820 1,855,442
5.40% , 04/01/35 .................. 820 825,293
5.40% , 09/15/35 .................. 1,495 1,501,924
4.50% , 04/15/38 .................. 1,609 1,460,018
5.20% , 03/01/47 .................. 990 888,436
5.20% , 12/01/47 .................. 385 345,496
4.70% , 04/15/48 .................. 1,614 1,347,587
5.50% , 02/15/49 .................. 1,466 1,359,270
4.95% , 03/14/52 .................. 1,082 923,328
5.65% , 03/01/53 .................. 590 554,565
5.95% , 04/01/55 .................. 1,090 1,060,818
6.20% , 09/15/55 .................. 850 856,873
4.90% , 04/15/58 .................. 390 325,196
Murphy Oil Corp.
(k)
6.00% , 10/01/32
(c)
................. 664 654,916
5.88% , 12/01/42 .................. 342 289,406
NAK Naftogaz Ukraine, 7.63%, (7.63% Cash or
7.63% PIK), 11/08/28
(e) (g)
............ 467 365,887
New Fortress Energy, Inc., 8.75%, 03/15/29
(d)
. 230 22,996
NFE Financing LLC, 12.00%, 11/15/29
(c) (d)
... 2,642 624,851
NGL Energy Operating LLC
(d)
8.13% , 02/15/29 .................. 905 925,325
8.38% , 02/15/32 .................. 1,285 1,313,568
NGPL PipeCo LLC
(d)
4.88% , 08/15/27 .................. 673 674,416
3.25% , 07/15/31 .................. 634 577,236
7.77% , 12/15/37 .................. 622 724,131
Northern Natural Gas Co.
(d)
4.30% , 01/15/49 .................. 880 721,587
3.40% , 10/16/51 .................. 779 533,758
5.63% , 02/01/54 .................. 645 637,339
Northern Oil & Gas, Inc.
(d)
8.75% , 06/15/31 .................. 505 514,420
7.88% , 10/15/33 .................. 230 223,843
Northriver Midstream Finance LP, 6.75%,
07/15/32
(d)
..................... 620 631,490
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 363 361,951
NuStar Logistics LP
5.63% , 04/28/27 .................. 560 564,748
6.38% , 10/01/30 .................. 525 546,791
Occidental Petroleum Corp.
8.50% , 07/15/27 .................. 537 563,641
5.00% , 08/01/27 .................. 530 537,557
6.38% , 09/01/28 .................. 711 745,071
5.20% , 08/01/29 .................. 1,245 1,271,165
8.88% , 07/15/30 .................. 1,071 1,237,640
6.63% , 09/01/30 .................. 1,255 1,346,455
6.13% , 01/01/31 .................. 1,022 1,076,861
7.50% , 05/01/31 .................. 823 922,793
7.88% , 09/15/31 .................. 560 640,303
5.38% , 01/01/32 .................. 815 828,783
5.55% , 10/01/34
(c)
................. 1,190 1,205,484

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
112
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.45% , 09/15/36 .................. USD 1,640 $ 1,740,583
7.95% , 06/15/39 .................. 258 303,966
6.20% , 03/15/40 .................. 850 869,110
6.60% , 03/15/46 .................. 1,150 1,197,684
4.40% , 04/15/46 .................. 466 370,002
4.20% , 03/15/48 .................. 343 258,560
6.05% , 10/01/54 .................. 670 654,061
Oil India International Pte. Ltd., 4.00%,
04/21/27
(e)
..................... 415 412,206
ONEOK Partners LP
6.65% , 10/01/36 .................. 595 646,857
6.85% , 10/15/37 .................. 685 754,880
6.13% , 02/01/41 .................. 630 645,926
6.20% , 09/15/43 .................. 503 512,648
ONEOK, Inc.
5.55% , 11/01/26 .................. 750 758,851
4.00% , 07/13/27 .................. 435 433,498
4.25% , 09/24/27 .................. 1,030 1,031,288
5.63% , 01/15/28
(d)
................. 735 750,594
4.55% , 07/15/28 .................. 758 763,276
5.65% , 11/01/28 .................. 857 888,040
4.35% , 03/15/29 .................. 792 791,041
5.38% , 06/01/29 .................. 500 514,307
3.40% , 09/01/29 .................. 778 750,159
4.40% , 10/15/29 .................. 750 749,360
3.10% , 03/15/30 .................. 810 766,811
3.25% , 06/01/30 .................. 395 374,408
6.50% , 09/01/30
(d)
................. 1,165 1,246,275
5.80% , 11/01/30 .................. 100 105,133
6.35% , 01/15/31 .................. 535 572,467
4.75% , 10/15/31 .................. 1,050 1,049,436
4.95% , 10/15/32 .................. 500 500,597
6.10% , 11/15/32 .................. 940 1,006,038
6.05% , 09/01/33 .................. 1,290 1,367,359
5.65% , 09/01/34 .................. 235 241,844
5.05% , 11/01/34 .................. 1,505 1,483,335
6.00% , 06/15/35 .................. 488 511,702
5.40% , 10/15/35 .................. 525 527,051
5.15% , 10/15/43 .................. 625 572,102
5.60% , 04/01/44 .................. 436 412,338
5.05% , 04/01/45 .................. 515 454,375
4.25% , 09/15/46 .................. 625 491,066
5.45% , 06/01/47 .................. 420 385,106
4.95% , 07/13/47 .................. 673 582,816
4.20% , 10/03/47 .................. 600 466,909
5.20% , 07/15/48 .................. 803 716,877
4.85% , 02/01/49 .................. 359 306,318
4.45% , 09/01/49 .................. 615 492,773
3.95% , 03/01/50 .................. 895 653,635
4.50% , 03/15/50 .................. 560 456,179
7.15% , 01/15/51 .................. 371 411,003
6.63% , 09/01/53 .................. 910 958,066
5.70% , 11/01/54 .................. 1,150 1,078,603
6.25% , 10/15/55 .................. 1,250 1,254,164
5.85% , 11/01/64 .................. 695 655,268
OQ SAOC, 5.13%, 05/06/28
(e)
.......... 800 807,374
ORLEN SA, 6.00%, 01/30/35
(e)
.......... 1,200 1,266,140
Ovintiv, Inc.
5.65% , 05/15/28 .................. 930 956,117
8.13% , 09/15/30 .................. 345 393,160
7.20% , 11/01/31 .................. 325 358,853
7.38% , 11/01/31 .................. 606 674,677
6.25% , 07/15/33 .................. 495 518,804
6.50% , 08/15/34 .................. 646 685,658
6.63% , 08/15/37 .................. 458 483,141
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50% , 02/01/38 .................. USD 521 $ 546,159
7.10% , 07/15/53 .................. 215 229,858
Parkland Corp.
(d)
5.88% , 07/15/27 .................. 500 500,028
4.50% , 10/01/29 .................. 820 793,039
4.63% , 05/01/30 .................. 726 702,744
6.63% , 08/15/32 .................. 505 513,991
PBF Holding Co. LLC
6.00% , 02/15/28 .................. 780 773,377
9.88% , 03/15/30
(d)
................. 680 720,471
7.88% , 09/15/30
(d)
................. 550 552,758
Permian Resources Operating LLC
(d)
8.00% , 04/15/27 .................. 555 562,727
5.88% , 07/01/29 .................. 694 694,065
9.88% , 07/15/31 .................. 312 338,314
7.00% , 01/15/32 .................. 1,020 1,058,348
6.25% , 02/01/33 .................. 975 992,803
Pertamina Hulu Energi PT, 5.25%, 05/21/30
(e)
. 1,000 1,021,859
Peru LNG SRL, 5.38%, 03/22/30
(e)
....... 750 724,593
Petrobras Global Finance BV
(c)
7.38% , 01/17/27 .................. 700 723,211
6.00% , 01/27/28 .................. 1,045 1,068,635
5.13% , 09/10/30 .................. 700 690,360
5.60% , 01/03/31 .................. 900 908,884
6.50% , 07/03/33 .................. 760 790,568
6.00% , 01/13/35 .................. 1,015 1,003,125
6.25% , 01/10/36 .................. 900 889,228
6.88% , 01/20/40 .................. 738 761,624
6.75% , 01/27/41 .................. 700 715,276
7.25% , 03/17/44 .................. 850 889,173
5.50% , 06/10/51 .................. 700 584,678
6.85% , 06/05/2115 ................ 1,400 1,352,155
Petronas Energy Canada Ltd., 2.11%,
03/23/28
(e)
..................... 400 382,303
Phillips 66
3.90% , 03/15/28 .................. 926 919,793
2.15% , 12/15/30 .................. 492 439,801
4.65% , 11/15/34 .................. 950 930,276
5.88% , 05/01/42 .................. 914 930,851
4.88% , 11/15/44 .................. 1,853 1,651,098
3.30% , 03/15/52 .................. 1,155 768,074
Phillips 66 Co.
4.95% , 12/01/27 .................. 615 624,721
3.75% , 03/01/28 .................. 572 566,688
3.15% , 12/15/29 .................. 724 692,744
5.25% , 06/15/31 .................. 1,055 1,095,006
5.30% , 06/30/33 .................. 850 875,074
4.95% , 03/15/35 .................. 595 590,770
4.68% , 02/15/45 .................. 588 503,369
4.90% , 10/01/46 .................. 615 542,843
5.65% , 06/15/54 .................. 685 655,726
5.50% , 03/15/55 .................. 380 356,564
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.28%),
5.88% , 03/15/56
(f)
............... 350 348,229
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.17%),
6.20% , 03/15/56
(f)
............... 370 374,248
Pioneer Natural Resources Co.
1.90% , 08/15/30 .................. 1,225 1,104,108
2.15% , 01/15/31 .................. 694 626,896
Plains All American Pipeline LP
4.50% , 12/15/26 .................. 1,068 1,070,095
3.55% , 12/15/29 .................. 1,059 1,024,988
3.80% , 09/15/30 .................. 696 672,658

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
113
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.70% , 01/15/31 .................. USD 350 $ 350,575
5.70% , 09/15/34 .................. 755 776,286
5.95% , 06/15/35 .................. 780 814,582
5.60% , 01/15/36 .................. 405 409,250
6.65% , 01/15/37 .................. 255 276,932
5.15% , 06/01/42 .................. 579 527,930
4.30% , 01/31/43 .................. 200 163,312
4.70% , 06/15/44 .................. 700 599,519
4.90% , 02/15/45 .................. 685 601,813
Pluspetrol Camisea SA, 6.24%, 07/03/36
(e)
.. 600 641,328
Pluspetrol SA, 8.50%, 05/30/32
(e)
........ 600 611,793
Prairie Acquiror LP, 9.00%, 08/01/29
(d)
..... 415 427,237
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(d)
..................... 600 590,058
PTT Treasury Center Co. Ltd.
(e)
4.50% , 10/25/42 .................. 200 178,308
3.70% , 07/16/70 .................. 800 562,112
PTTEP Treasury Center Co. Ltd.
2.59% , 06/10/27
(e)
................. 660 642,038
2.99% , 01/15/30
(e)
................. 200 189,811
6.35% , 06/12/42
(d)
................. 400 438,357
3.90% , 12/06/59
(c) (e)
................ 600 457,355
Puma International Financing SA, 7.75%,
04/25/29
(d)
..................... 600 620,373
QatarEnergy LNG S3, 5.84%, 09/30/27
(d)
... 395 401,504
QazaqGaz NC JSC, 4.38%, 09/26/27
(e)
..... 800 794,457
Raizen Fuels Finance SA
(e)
6.25% , 07/08/32 .................. 600 513,912
6.45% , 03/05/34
(c)
................. 1,000 849,288
5.70% , 01/17/35
(c)
................. 1,000 807,256
6.70% , 02/25/37
(c)
................. 985 824,498
6.95% , 03/05/54 .................. 1,200 930,786
Range Resources Corp.
8.25% , 01/15/29 .................. 600 612,275
4.75% , 02/15/30
(d)
................. 550 538,340
Reliance Industries Ltd.
(e)
3.67% , 11/30/27
(c)
................. 850 839,639
2.88% , 01/12/32 .................. 1,390 1,265,706
6.25% , 10/19/40 .................. 250 277,665
4.88% , 02/10/45 .................. 1,000 935,585
3.63% , 01/12/52 .................. 1,750 1,299,423
3.75% , 01/12/62 .................. 750 545,000
Repsol E&P Capital Markets US LLC
(d)
4.81% , 09/16/28 .................. 275 275,809
5.20% , 09/16/30 .................. 520 522,336
5.98% , 09/16/35 .................. 200 203,045
Rockies Express Pipeline LLC
(d)
4.95% , 07/15/29 .................. 580 574,117
4.80% , 05/15/30 .................. 425 415,809
6.75% , 03/15/33 .................. 290 303,820
7.50% , 07/15/38 .................. 212 229,365
6.88% , 04/15/40 .................. 475 489,258
SA Global Sukuk Ltd.
4.25% , 10/02/29
(e)
................. 1,400 1,395,160
4.13% , 09/17/30
(d)
................. 800 787,172
2.69% , 06/17/31
(e)
................. 3,000 2,728,135
4.75% , 10/02/34
(e)
................. 1,400 1,397,203
4.63% , 09/17/35
(c) (d)
................ 800 783,166
Sabal Trail Transmission LLC
(d)
4.25% , 05/01/28 .................. 528 524,245
4.68% , 05/01/38 .................. 775 734,977
4.83% , 05/01/48 .................. 557 486,453
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 .................. 1,737 1,747,242
4.20% , 03/15/28 .................. 1,483 1,483,125
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.50% , 05/15/30 .................. USD 1,225 $ 1,229,385
5.90% , 09/15/37 .................. 374 392,392
Santos Finance Ltd.
5.25% , 03/13/29
(e)
................. 600 607,715
3.65% , 04/29/31
(d)
................. 1,165 1,088,797
6.88% , 09/19/33
(d)
................. 825 905,566
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(c) (d)
.. 685 691,914
Sempra Infrastructure Partners LP, 3.25%,
01/15/32
(d)
..................... 510 452,911
SEPLAT Energy plc, 9.13%, 03/21/30
(e)
.... 600 611,705
Shell Finance US, Inc.
2.38% , 11/07/29 .................. 1,272 1,195,605
2.75% , 04/06/30 .................. 1,633 1,546,541
4.13% , 05/11/35 .................. 1,307 1,260,542
4.55% , 08/12/43 .................. 1,031 938,175
4.38% , 05/11/45 .................. 2,349 2,059,605
4.00% , 05/10/46 .................. 1,741 1,438,017
3.75% , 09/12/46 .................. 1,114 885,368
3.25% , 04/06/50 .................. 1,728 1,225,768
SierraCol Energy Andina LLC, 6.00%,
06/15/28
(e)
..................... 600 587,785
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43
(e)
. 450 419,379
Sinopec Group Overseas Development 2013
Ltd., 5.38%, 10/17/43
(e)
............. 1,200 1,280,096
Sinopec Group Overseas Development 2015
Ltd., 4.10%, 04/28/45
(e)
............. 1,200 1,093,170
Sinopec Group Overseas Development 2016
Ltd., 4.25%, 05/03/46
(e)
............. 600 556,310
Sinopec Group Overseas Development 2017
Ltd.
(e)
3.63% , 04/12/27 .................. 200 199,189
3.25% , 09/13/27 .................. 825 815,187
4.25% , 04/12/47 .................. 200 185,459
Sinopec Group Overseas Development 2018
Ltd.
(e)
4.25% , 09/12/28 .................. 400 404,191
2.95% , 08/08/29
(c)
................. 600 580,066
2.95% , 11/12/29
(c)
................. 1,200 1,157,769
2.70% , 05/13/30 .................. 2,400 2,285,945
2.30% , 01/08/31 .................. 1,700 1,575,463
4.60% , 09/12/48 .................. 200 194,257
3.68% , 08/08/49 .................. 600 504,340
3.44% , 11/12/49 .................. 400 322,115
3.35% , 05/13/50 .................. 800 632,453
3.10% , 01/08/51 .................. 600 453,608
SK Battery America, Inc., 4.88%, 01/23/27
(e)
. 600 603,102
SM Energy Co.
6.63% , 01/15/27 .................. 442 442,147
6.50% , 07/15/28 .................. 415 418,024
6.75% , 08/01/29
(d)
................. 770 768,283
7.00% , 08/01/32
(d)
................. 755 738,373
South Bow Canadian Infrastructure Holdings
Ltd.
(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.67%), 7.50% ,
03/01/55 ..................... 655 700,705
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.95%), 7.63% ,
03/01/55 ..................... 470 489,599
South Bow USA Infrastructure Holdings LLC
4.91% , 09/01/27 .................. 340 342,739
5.03% , 10/01/29 .................. 355 358,401
5.58% , 10/01/34 .................. 1,255 1,259,364
6.18% , 10/01/54 .................. 585 566,659

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
114
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Spectra Energy Partners LP
5.95% , 09/25/43 .................. USD 705 $ 720,099
4.50% , 03/15/45 .................. 756 654,263
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(d)
..................... 820 834,365
Suncor Energy, Inc.
7.15% , 02/01/32 .................. 625 701,627
5.95% , 12/01/34 .................. 564 594,545
6.80% , 05/15/38 .................. 492 542,930
6.50% , 06/15/38 .................. 110 119,043
6.85% , 06/01/39 .................. 750 835,482
4.00% , 11/15/47 .................. 786 602,182
3.75% , 03/04/51 .................. 739 533,514
Sunoco LP
6.00% , 04/15/27 .................. 495 495,619
5.88% , 03/15/28 .................. 385 385,974
7.00% , 09/15/28
(d)
................. 505 520,402
7.00% , 05/01/29
(d)
................. 650 675,336
4.50% , 05/15/29 .................. 765 749,844
4.50% , 04/30/30 .................. 801 776,038
5.63% , 03/15/31
(d)
................. 480 480,248
7.25% , 05/01/32
(d)
................. 765 806,354
6.25% , 07/01/33
(d)
................. 520 531,041
5.88% , 03/15/34
(d)
................. 680 679,900
Sweihan PV Power Co. PJSC, 3.63%,
01/31/49
(e)
..................... 550 470,641
Tallgrass Energy Partners LP
(d)
5.50% , 01/15/28 .................. 1,055 1,049,771
7.38% , 02/15/29 .................. 850 876,083
6.00% , 12/31/30 .................. 730 724,073
6.00% , 09/01/31 .................. 510 501,251
6.75% , 03/15/34 .................. 230 228,381
Talos Production, Inc.
(d)
9.00% , 02/01/29 .................. 620 637,807
9.38% , 02/01/31 .................. 655 670,431
Targa Resources Corp.
5.20% , 07/01/27 .................. 905 919,038
6.15% , 03/01/29 .................. 595 625,892
4.90% , 09/15/30 .................. 840 851,840
4.20% , 02/01/33 .................. 700 666,416
6.13% , 03/15/33 .................. 834 888,640
6.50% , 03/30/34 .................. 857 935,440
5.50% , 02/15/35 .................. 820 835,669
5.55% , 08/15/35 .................. 1,005 1,027,559
5.65% , 02/15/36 .................. 730 748,637
4.95% , 04/15/52 .................. 805 688,841
6.25% , 07/01/52 .................. 656 670,528
6.50% , 02/15/53 .................. 841 884,249
6.13% , 05/15/55 .................. 735 738,096
Targa Resources Partners LP
5.00% , 01/15/28 .................. 1,175 1,176,141
6.88% , 01/15/29 .................. 595 604,755
5.50% , 03/01/30 .................. 1,345 1,364,268
4.88% , 02/01/31 .................. 1,160 1,163,571
4.00% , 01/15/32 .................. 1,195 1,133,595
TC PipeLines LP, 3.90%, 05/25/27 ....... 297 295,471
Tengizchevroil Finance Co. International Ltd.,
3.25%, 08/15/30
(e)
................ 700 642,200
Tennessee Gas Pipeline Co. LLC
7.00% , 03/15/27 .................. 245 254,436
7.00% , 10/15/28 .................. 528 567,768
2.90% , 03/01/30
(d)
................. 1,200 1,125,842
7.63% , 04/01/37 .................. 225 265,965
TerraForm Power Operating LLC
(d)
5.00% , 01/31/28 .................. 725 722,576
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.75% , 01/15/30 .................. USD 725 $ 695,492
Texas Eastern Transmission LP
3.50% , 01/15/28
(d)
................. 224 220,692
7.00% , 07/15/32 .................. 560 628,342
4.15% , 01/15/48
(d)
................. 650 523,069
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(d)
..................... 720 698,049
Thaioil Treasury Center Co. Ltd.
(e)
2.50% , 06/18/30 .................. 400 361,312
5.38% , 11/20/48
(c)
................. 600 564,507
3.50% , 10/17/49 .................. 600 420,533
3.75% , 06/18/50 .................. 600 437,969
TMS Issuer SARL, 5.78%, 08/23/32
(e)
..... 1,200 1,255,501
Topaz Solar Farms LLC, 5.75%, 09/30/39
(d)
.. 581 581,154
TotalEnergies Capital International SA
3.46% , 02/19/29 .................. 1,310 1,285,580
2.83% , 01/10/30 .................. 1,320 1,257,096
2.99% , 06/29/41 .................. 960 727,388
3.46% , 07/12/49 .................. 1,096 804,926
3.13% , 05/29/50 .................. 2,247 1,539,933
3.39% , 06/29/60 .................. 933 623,749
TotalEnergies Capital SA
3.88% , 10/11/28 .................. 1,111 1,110,371
5.15% , 04/05/34 .................. 975 1,013,813
4.72% , 09/10/34 .................. 795 802,061
5.49% , 04/05/54 .................. 1,765 1,740,859
5.28% , 09/10/54 .................. 840 805,813
5.64% , 04/05/64 .................. 920 914,191
5.43% , 09/10/64 .................. 1,100 1,055,071
TransCanada PipeLines Ltd.
4.25% , 05/15/28 .................. 1,355 1,355,006
4.10% , 04/15/30 .................. 1,263 1,244,985
4.63% , 03/01/34 .................. 1,281 1,251,314
5.60% , 03/31/34 .................. 234 242,281
5.85% , 03/15/36 .................. 457 479,829
6.20% , 10/15/37 .................. 959 1,029,610
7.25% , 08/15/38 .................. 650 752,117
7.63% , 01/15/39 .................. 1,156 1,387,368
6.10% , 06/01/40 .................. 683 722,980
4.88% , 05/15/48 .................. 40 36,159
5.10% , 03/15/49 .................. 497 466,881
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 7.00% ,
06/01/65
(f)
.................... 10 10,318
Transcontinental Gas Pipe Line Co. LLC
4.00% , 03/15/28 .................. 554 551,794
3.25% , 05/15/30 .................. 793 756,729
5.40% , 08/15/41 .................. 423 418,268
4.45% , 08/01/42 .................. 451 394,795
4.60% , 03/15/48 .................. 650 566,058
3.95% , 05/15/50 .................. 485 379,892
TransMontaigne Partners LLC, 8.50%,
06/15/30
(d)
..................... 400 418,878
Transportadora de Gas del Peru SA, 4.25%,
04/30/28
(c) (e)
.................... 480 480,470
Transportadora de Gas Internacional SA ESP,
5.55%, 11/01/28
(e)
................ 400 406,805
Trident Energy Finance plc, 12.50%, 11/30/29
(e)
600 614,595
Valero Energy Corp.
2.15% , 09/15/27 .................. 661 637,182
4.35% , 06/01/28 .................. 583 584,887
4.00% , 04/01/29 .................. 575 570,081
5.15% , 02/15/30 .................. 295 303,471
2.80% , 12/01/31 .................. 590 536,603
7.50% , 04/15/32 .................. 645 742,224

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
115
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.63% , 06/15/37 .................. USD 1,443 $ 1,598,321
4.90% , 03/15/45 .................. 714 640,374
3.65% , 12/01/51 .................. 750 526,708
4.00% , 06/01/52 .................. 620 460,474
Valero Energy Partners LP, 4.50%, 03/15/28 . 772 777,456
Var Energi ASA
(d)
5.00% , 05/18/27 .................. 375 378,235
7.50% , 01/15/28 .................. 705 746,316
5.88% , 05/22/30 .................. 400 416,240
8.00% , 11/15/32 .................. 470 542,249
6.50% , 05/22/35 .................. 400 425,174
Venture Global Calcasieu Pass LLC
(d)
3.88% , 08/15/29 .................. 1,219 1,154,628
6.25% , 01/15/30 .................. 1,020 1,040,124
4.13% , 08/15/31 .................. 1,311 1,212,571
3.88% , 11/01/33 .................. 1,220 1,078,525
Venture Global LNG, Inc.
(d)
8.13% , 06/01/28 .................. 2,005 2,065,449
9.50% , 02/01/29 .................. 2,411 2,595,903
7.00% , 01/15/30
(c)
................. 1,525 1,542,857
8.38% , 06/01/31 .................. 2,060 2,114,764
9.88% , 02/01/32 .................. 1,870 1,996,802
Venture Global Plaquemines LNG LLC
(d)
7.50% , 05/01/33 .................. 950 1,046,081
6.50% , 01/15/34 .................. 1,600 1,676,006
7.75% , 05/01/35 .................. 1,265 1,427,410
6.75% , 01/15/36 .................. 1,685 1,785,228
Vermilion Energy, Inc.
(d)
6.88% , 05/01/30
(c)
................. 425 404,367
7.25% , 02/15/33 .................. 425 391,778
Viper Energy Partners LLC
4.90% , 08/01/30 .................. 245 246,721
5.70% , 08/01/35 .................. 510 519,478
Vista Energy Argentina SAU
(c)(e)
8.50% , 06/10/33 .................. 400 412,868
7.63% , 12/10/35 .................. 670 663,321
Vital Energy, Inc.
7.75% , 07/31/29
(d)
................. 330 324,479
9.75% , 10/15/30 .................. 365 375,180
7.88% , 04/15/32
(c) (d)
................ 870 823,487
Vnom Sub, Inc., 5.38%, 11/01/27
(d)
....... 535 535,000
W&T Offshore, Inc., 10.75%, 02/01/29
(c) (d)
... 280 263,782
Western Midstream Operating LP
4.50% , 03/01/28 .................. 550 551,050
4.75% , 08/15/28 .................. 275 276,856
6.35% , 01/15/29 .................. 595 625,871
4.05% , 02/01/30 .................. 1,092 1,065,120
7.25% , 04/01/30
(d)
................. 520 553,937
6.15% , 04/01/33 .................. 740 779,684
5.45% , 11/15/34 .................. 790 787,758
5.45% , 04/01/44 .................. 580 523,217
5.30% , 03/01/48 .................. 470 405,663
5.50% , 08/15/48 .................. 315 277,079
5.25% , 02/01/50 .................. 1,047 904,353
Whistler Pipeline LLC
(d)
5.40% , 09/30/29 .................. 530 543,456
5.70% , 09/30/31 .................. 520 538,372
5.95% , 09/30/34 .................. 785 805,483
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(d)
..................... 615 614,510
Williams Cos., Inc. (The)
3.75% , 06/15/27 .................. 1,281 1,273,341
5.30% , 08/15/28 .................. 1,039 1,069,473
4.90% , 03/15/29 .................. 1,170 1,191,556
4.80% , 11/15/29 .................. 485 493,396
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.63% , 06/30/30 .................. USD 605 $ 609,406
3.50% , 11/15/30 .................. 1,262 1,206,015
Series A , 7.50% , 01/15/31 ............ 214 242,108
2.60% , 03/15/31 .................. 1,265 1,148,362
8.75% , 03/15/32 .................. 365 441,839
4.65% , 08/15/32 .................. 810 808,788
5.65% , 03/15/33 .................. 900 946,425
5.15% , 03/15/34 .................. 1,415 1,437,396
5.60% , 03/15/35 .................. 590 612,422
5.30% , 09/30/35 .................. 750 761,322
6.30% , 04/15/40 .................. 1,256 1,354,901
5.80% , 11/15/43 .................. 439 442,605
5.40% , 03/04/44 .................. 564 546,793
5.75% , 06/24/44 .................. 660 664,978
4.90% , 01/15/45 .................. 168 152,400
5.10% , 09/15/45 .................. 1,014 939,632
4.85% , 03/01/48 .................. 818 725,477
3.50% , 10/15/51 .................. 675 479,386
5.30% , 08/15/52 .................. 775 727,805
5.80% , 11/15/54 .................. 710 713,003
6.00% , 03/15/55 .................. 285 294,157
767,427,585
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(d)
... 295 286,961
Celulosa Arauco y Constitucion SA
3.88% , 11/02/27 .................. 610 604,723
4.25% , 04/30/29
(c) (e)
................ 600 586,379
4.20% , 01/29/30
(e)
................. 600 578,445
6.18% , 05/05/32
(e)
................. 400 414,668
5.50% , 11/02/47 .................. 470 433,593
5.50% , 04/30/49
(e)
................. 400 366,793
5.15% , 01/29/50
(e)
................. 450 389,982
Clearwater Paper Corp., 4.75%, 08/15/28
(d)
.. 305 286,346
Domtar Corp., 6.75%, 10/01/28
(d)
........ 652 496,116
Georgia-Pacific LLC
2.10% , 04/30/27
(c) (d)
................ 697 678,270
4.40% , 06/30/28
(d)
................. 485 488,663
7.75% , 11/15/29 .................. 733 830,816
2.30% , 04/30/30
(d)
................. 1,145 1,055,799
8.88% , 05/15/31 .................. 325 395,050
4.95% , 06/30/32
(d)
................. 400 409,682
LD Celulose International GmbH, 7.95%,
01/26/32
(c) (e)
.................... 600 631,796
Louisiana-Pacific Corp., 3.63%, 03/15/29
(d)
.. 395 379,674
Magnera Corp.
(d)
4.75% , 11/15/29
(c)
................. 520 433,762
7.25% , 11/15/31 .................. 720 621,809
Mercer International, Inc.
12.88% , 10/01/28
(d)
................ 440 366,664
5.13% , 02/01/29
(c)
................. 776 501,758
Stora Enso OYJ, 7.25%, 04/15/36
(c) (d)
...... 390 434,843
Suzano Austria GmbH
2.50% , 09/15/28 .................. 460 435,862
6.00% , 01/15/29 .................. 1,748 1,805,467
5.00% , 01/15/30 .................. 1,006 1,012,781
3.75% , 01/15/31 .................. 1,075 1,015,605
Series DM3N , 3.13% , 01/15/32 ........ 1,110 994,289
7.00% , 03/16/47
(c) (e)
................ 1,000 1,111,501
Suzano Netherlands BV, 5.50%, 01/15/36 ... 95 94,599
UPM-Kymmene OYJ, 7.45%, 11/26/27
(d)
.... 205 218,156
18,360,852
Passenger Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2015-1,
Class A, 3.60%, 03/15/27
(d)
.......... 369 362,768

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
116
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A, 4.80%, 08/15/27
(c) (d)
.... USD 596 $ 597,502
Allegiant Travel Co., 7.25%, 08/15/27
(d)
.... 461 466,201
American Airlines Pass-Through Trust
Series 2015-1 , Class A , 3.38% , 05/01/27
(c)
. 261 257,012
Series 2015-2 , Class AA , 3.60% , 09/22/27 . 310 304,285
Series 2016-1 , Class AA , 3.58% , 01/15/28 . 146 143,336
Series 2016-2 , Class AA , 3.20% , 06/15/28 . 505 489,616
Series 2016-3 , Class AA , 3.00% , 10/15/28
(c)
431 414,053
Series 2017-1 , Class AA , 3.65% , 02/15/29 . 414 403,643
Series 2017-2 , Class AA , 3.35% , 10/15/29 . 440 423,083
Series 2019-1 , Class AA , 3.15% , 02/15/32 . 438 410,151
Series 2021-1 , Class A , 2.88% , 07/11/34 .. 899 816,016
American Airlines, Inc.
(d)
7.25% , 02/15/28 .................. 765 782,610
5.75% , 04/20/29 .................. 2,925 2,946,093
8.50% , 05/15/29 .................. 970 1,011,861
AS Mileage Plan IP Ltd.
(d)
5.02% , 10/20/29 .................. 60 59,929
5.31% , 10/20/31 .................. 140 139,581
Avianca Midco 2 plc
(d)
9.00% , 12/01/28 .................. 1,300 1,302,221
9.63% , 02/14/30 .................. 600 594,856
British Airways Pass-Through Trust
(d)
Series 2020-1 , Class A , 4.25% , 11/15/32
(c)
. 379 371,357
Series 2019-1 , Class AA , 3.30% , 12/15/32 . 429 404,304
Series 2021-1 , Class A , 2.90% , 03/15/35
(c)
. 421 384,015
CHC Group LLC, 11.75%, 09/01/30
(d)
...... 500 466,778
Delta Air Lines Pass-Through Trust, Series
2020-1, Class AA, 2.00%, 06/10/28 ..... 130 124,357
Delta Air Lines, Inc.
4.38% , 04/19/28 .................. 650 650,474
4.95% , 07/10/28 .................. 545 552,669
4.75% , 10/20/28
(d)
................. 2,051 2,064,176
3.75% , 10/28/29 .................. 643 625,848
5.25% , 07/10/30 .................. 505 515,980
Gol Finance, Inc., 14.38%, 06/06/30
(e)
..... 2,000 2,015,951
Grupo Aeromexico SAB de CV
(e)
8.25% , 11/15/29 .................. 400 403,045
8.63% , 11/15/31
(c)
................. 600 604,831
JetBlue Airways Corp., 9.88%, 09/20/31
(d)
... 1,900 1,866,975
JetBlue Pass-Through Trust
Series 2019-1 , Class AA , 2.75% , 05/15/32 . 601 531,513
Series 2020-1 , Class A , 4.00% , 11/15/32 .. 392 369,479
Latam Airlines Group SA
(e)
7.88% , 04/15/30 .................. 1,400 1,448,483
7.63% , 01/07/31 .................. 755 779,201
OneSky Flight LLC, 8.88%, 12/15/29
(d)
..... 550 582,827
Pegasus Hava Tasimaciligi A/S, 8.00%,
09/11/31
(e)
..................... 400 413,162
Southwest Airlines Co.
3.00% , 11/15/26 .................. 463 457,153
5.13% , 06/15/27 .................. 1,741 1,759,203
3.45% , 11/16/27 .................. 426 418,687
4.38% , 11/15/28 .................. 700 698,374
2.63% , 02/10/30 .................. 635 585,102
5.25% , 11/15/35 .................. 700 683,942
Spirit Airlines Pass-Through Trust, Series 2015-
1, Class A, 4.10%, 04/01/28
(j)
......... 2 2,327
United Airlines Pass-Through Trust
Series 2020-1 , Class A , 5.88% , 10/15/27 .. 737 754,354
Series 2016-1 , Class AA , 3.10% , 07/07/28 . 575 558,552
Series 2016-2 , Class AA , 2.88% , 10/07/28 . 578 553,898
Series 2016-2 , Class A , 3.10% , 10/07/28 .. 175 164,712
Series 2018-1 , Class AA , 3.50% , 03/01/30 . 551 530,298
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Series 2019-1 , Class AA , 4.15% , 08/25/31 . USD 181 $ 178,180
Series 2019-2 , Class AA , 2.70% , 05/01/32 . 229 208,656
Series 2023-1 , Class A , 5.80% , 01/15/36 .. 1,227 1,285,448
Series 2024-1 , Class AA , 5.45% , 02/15/37 . 628 646,561
Series 2024-1 , Class A , 5.88% , 02/15/37 .. 492 502,757
United Airlines, Inc., 4.63%, 04/15/29
(d)
..... 2,005 1,985,727
VistaJet Malta Finance plc
(d)
7.88% , 05/01/27 .................. 515 522,911
9.50% , 06/01/28
(c)
................. 550 570,922
6.38% , 02/01/30
(c)
................. 1,015 979,368
41,147,374
Personal Care Products — 0.1%
BellRing Brands, Inc., 7.00%, 03/15/30
(d)
.... 830 856,037
Conopco, Inc., Series E, 7.25%, 12/15/26 ... 715 740,263
Coty, Inc.
(d)
4.75% , 01/15/29 .................. 583 574,341
6.63% , 07/15/30
(c)
................. 640 656,951
5.60% , 01/15/31 .................. 45 45,192
Edgewell Personal Care Co.
(d)
5.50% , 06/01/28 .................. 795 794,330
4.13% , 04/01/29 .................. 538 511,292
Estee Lauder Cos., Inc. (The)
3.15% , 03/15/27 .................. 517 511,148
4.38% , 05/15/28 .................. 905 911,938
2.38% , 12/01/29 .................. 455 424,487
2.60% , 04/15/30 .................. 905 845,201
1.95% , 03/15/31 .................. 767 678,487
4.65% , 05/15/33 .................. 972 974,375
5.00% , 02/14/34 .................. 620 628,575
6.00% , 05/15/37 .................. 255 277,531
4.38% , 06/15/45 .................. 417 352,050
4.15% , 03/15/47 .................. 563 454,738
3.13% , 12/01/49 .................. 713 475,993
5.15% , 05/15/53 .................. 447 425,838
Haleon US Capital LLC
3.38% , 03/24/27 .................. 860 852,401
3.38% , 03/24/29 .................. 1,410 1,373,430
3.63% , 03/24/32 .................. 1,750 1,656,778
4.00% , 03/24/52 .................. 805 647,342
Kenvue, Inc.
5.05% , 03/22/28 .................. 1,043 1,064,630
5.00% , 03/22/30 .................. 1,375 1,410,441
4.85% , 05/22/32 .................. 475 481,090
4.90% , 03/22/33 .................. 1,180 1,192,235
5.10% , 03/22/43 .................. 710 677,803
5.05% , 03/22/53 .................. 1,275 1,164,038
5.20% , 03/22/63 .................. 695 634,182
L'Oreal SA, 5.00%, 05/20/35
(d)
.......... 800 822,399
Opal Bidco SAS, 6.50%, 03/31/32
(d)
....... 515 530,533
Perrigo Finance Unlimited Co.
(k)
4.90% , 06/15/30 .................. 800 783,082
6.13% , 09/30/32 .................. 700 707,333
4.90% , 12/15/44 .................. 320 265,411
Prestige Brands, Inc.
(d)
5.13% , 01/15/28 .................. 525 523,254
3.75% , 04/01/31 .................. 621 576,585
26,501,734
Pharmaceuticals — 0.9%
1261229 BC Ltd., 10.00%, 04/15/32
(d)
..... 4,195 4,389,277
Amneal Pharmaceuticals LLC, 6.88%,
08/01/32
(d)
..................... 140 146,719
Astrazeneca Finance LLC
4.80% , 02/26/27 .................. 1,435 1,451,640
4.88% , 03/03/28 .................. 1,115 1,138,951

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
117
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
1.75% , 05/28/28 .................. USD 1,410 $ 1,336,571
4.85% , 02/26/29 .................. 1,380 1,414,993
4.90% , 03/03/30 .................. 805 829,510
4.90% , 02/26/31 .................. 1,140 1,177,673
2.25% , 05/28/31 .................. 629 570,161
4.88% , 03/03/33 .................. 635 655,760
5.00% , 02/26/34 .................. 1,605 1,658,397
AstraZeneca plc
3.13% , 06/12/27 .................. 1,025 1,013,709
4.00% , 01/17/29 .................. 1,064 1,063,106
1.38% , 08/06/30 .................. 1,477 1,305,485
6.45% , 09/15/37 .................. 1,760 2,012,625
4.00% , 09/18/42 .................. 975 851,856
4.38% , 11/16/45 .................. 809 723,506
4.38% , 08/17/48 .................. 783 692,651
2.13% , 08/06/50 .................. 645 371,349
3.00% , 05/28/51 .................. 725 499,831
Bausch Health Americas, Inc., 8.50%,
01/31/27
(d)
..................... 596 593,185
Bausch Health Cos., Inc.
(d)
7.00% , 01/15/28 .................. 225 206,793
5.00% , 01/30/28 .................. 404 355,531
4.88% , 06/01/28 .................. 1,500 1,371,364
11.00% , 09/30/28 ................. 1,711 1,800,687
5.00% , 02/15/29 .................. 439 341,773
6.25% , 02/15/29 .................. 785 638,769
7.25% , 05/30/29 .................. 335 273,817
5.25% , 01/30/30 .................. 760 547,589
14.00% , 10/15/30 ................. 347 351,864
5.25% , 02/15/31 .................. 380 256,053
Bayer Corp., 6.65%, 02/15/28
(d)
......... 440 461,329
Bayer US Finance II LLC
(d)
4.38% , 12/15/28 .................. 2,012 2,005,241
4.20% , 07/15/34 .................. 410 380,992
5.50% , 07/30/35
(c)
................. 365 369,088
4.63% , 06/25/38 .................. 1,055 954,579
4.40% , 07/15/44 .................. 1,194 968,031
3.95% , 04/15/45 .................. 766 572,949
4.88% , 06/25/48 .................. 1,025 870,546
4.70% , 07/15/64 .................. 731 559,668
Bayer US Finance LLC
(d)
6.13% , 11/21/26 .................. 830 844,303
6.25% , 01/21/29 .................. 1,239 1,301,160
6.38% , 11/21/30 .................. 1,255 1,339,753
6.50% , 11/21/33 .................. 1,760 1,896,322
6.88% , 11/21/53 .................. 770 835,745
Bristol-Myers Squibb Co.
4.90% , 02/22/27 .................. 955 967,022
3.25% , 02/27/27 .................. 760 754,419
1.13% , 11/13/27 .................. 1,000 948,421
3.45% , 11/15/27 .................. 825 818,463
3.90% , 02/20/28 .................. 1,643 1,642,559
4.90% , 02/22/29 .................. 850 872,225
3.40% , 07/26/29 .................. 2,724 2,660,278
1.45% , 11/13/30 .................. 1,680 1,477,174
5.75% , 02/01/31 .................. 1,215 1,300,192
5.10% , 02/22/31 .................. 565 587,465
2.95% , 03/15/32 .................. 1,535 1,413,499
5.90% , 11/15/33 .................. 1,220 1,326,894
5.20% , 02/22/34 .................. 2,354 2,444,278
4.13% , 06/15/39 .................. 2,158 1,960,420
2.35% , 11/13/40 .................. 640 453,727
3.55% , 03/15/42 .................. 885 717,134
3.25% , 08/01/42 .................. 848 656,635
5.50% , 02/22/44 .................. 475 481,914
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.50% , 03/01/44 .................. USD 475 $ 424,262
4.63% , 05/15/44 .................. 985 895,210
5.00% , 08/15/45 .................. 660 628,369
4.35% , 11/15/47 .................. 1,183 1,011,617
4.55% , 02/20/48 .................. 1,088 953,065
4.25% , 10/26/49 .................. 3,466 2,890,155
2.55% , 11/13/50 .................. 1,598 966,074
3.70% , 03/15/52 .................. 1,745 1,308,416
6.25% , 11/15/53 .................. 995 1,085,468
5.55% , 02/22/54 .................. 2,565 2,548,663
3.90% , 03/15/62 .................. 1,075 788,141
6.40% , 11/15/63 .................. 1,020 1,129,511
5.65% , 02/22/64 .................. 1,785 1,771,175
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(d)
..................... 232 227,458
Elanco Animal Health, Inc., 6.65%, 08/28/28 . 777 810,733
Eli Lilly & Co.
4.50% , 02/09/27 .................. 970 977,890
5.50% , 03/15/27 .................. 350 358,126
3.10% , 05/15/27 .................. 815 806,402
4.15% , 08/14/27 .................. 740 744,690
4.55% , 02/12/28 .................. 705 715,814
4.00% , 10/15/28 .................. 1,320 1,324,509
4.50% , 02/09/29 .................. 1,090 1,108,273
3.38% , 03/15/29 .................. 1,150 1,129,282
4.20% , 08/14/29 .................. 1,195 1,203,781
4.75% , 02/12/30 .................. 765 785,815
4.25% , 03/15/31 .................. 1,265 1,266,976
4.90% , 02/12/32 .................. 725 748,622
4.55% , 10/15/32 .................. 960 968,642
4.70% , 02/27/33 .................. 1,025 1,047,267
4.70% , 02/09/34 .................. 1,295 1,309,658
4.60% , 08/14/34 .................. 1,125 1,128,531
5.10% , 02/12/35 .................. 1,170 1,212,870
4.90% , 10/15/35 .................. 1,205 1,225,484
5.55% , 03/15/37 .................. 595 640,530
3.70% , 03/01/45 .................. 875 712,529
3.95% , 05/15/47 .................. 465 384,809
3.95% , 03/15/49 .................. 795 650,259
2.25% , 05/15/50 .................. 1,520 888,117
4.88% , 02/27/53 .................. 900 838,704
5.00% , 02/09/54 .................. 985 932,657
5.05% , 08/14/54 .................. 1,185 1,126,557
5.50% , 02/12/55 .................. 705 718,211
5.55% , 10/15/55 .................. 260 266,351
4.15% , 03/15/59 .................. 655 530,070
2.50% , 09/15/60 .................. 1,048 590,096
4.95% , 02/27/63 .................. 905 835,012
5.10% , 02/09/64 .................. 1,085 1,027,259
5.20% , 08/14/64 .................. 845 811,331
5.60% , 02/12/65 .................. 900 926,144
5.65% , 10/15/65 .................. 555 571,559
EMD Finance LLC
(d)
4.13% , 08/15/28 .................. 450 450,102
4.38% , 10/15/30 .................. 900 901,265
4.63% , 10/15/32 .................. 900 900,936
5.00% , 10/15/35 .................. 900 903,719
Endo Finance Holdings, Inc., 8.50%,
04/15/31
(c) (d)
.................... 1,007 1,067,410
GlaxoSmithKline Capital plc
4.32% , 03/12/27 .................. 375 377,356
3.38% , 06/01/29 .................. 1,380 1,349,147
GlaxoSmithKline Capital, Inc.
3.88% , 05/15/28 .................. 1,793 1,790,554
4.50% , 04/15/30 .................. 505 512,596

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
118
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.38% , 04/15/34 .................. USD 753 $ 796,083
4.88% , 04/15/35 .................. 775 784,182
6.38% , 05/15/38 .................. 2,281 2,570,590
4.20% , 03/18/43 .................. 449 395,375
Hikma Finance USA LLC, 5.13%, 07/08/30
(e)
. 400 406,806
HLF Financing SARL LLC
(d)
12.25% , 04/15/29 ................. 835 906,824
4.88% , 06/01/29
(c)
................. 640 564,328
Jazz Securities DAC, 4.38%, 01/15/29
(d)
.... 1,475 1,444,777
Johnson & Johnson
4.50% , 03/01/27 .................. 775 782,777
2.95% , 03/03/27 .................. 818 809,813
0.95% , 09/01/27 .................. 1,593 1,517,888
2.90% , 01/15/28 .................. 514 505,194
4.55% , 03/01/28 .................. 695 707,745
4.80% , 06/01/29 .................. 1,080 1,113,795
6.95% , 09/01/29 .................. 474 526,517
4.70% , 03/01/30 .................. 850 875,657
1.30% , 09/01/30 .................. 1,093 969,476
4.90% , 06/01/31 .................. 985 1,027,579
4.85% , 03/01/32 .................. 775 805,812
4.95% , 05/15/33 .................. 667 702,242
4.38% , 12/05/33 .................. 541 548,466
4.95% , 06/01/34
(c)
................. 895 944,513
5.00% , 03/01/35 .................. 1,045 1,087,353
3.55% , 03/01/36 .................. 1,000 918,851
3.63% , 03/03/37 .................. 1,456 1,325,454
5.95% , 08/15/37 .................. 800 897,614
3.40% , 01/15/38 .................. 958 845,463
5.85% , 07/15/38 .................. 805 889,738
2.10% , 09/01/40 .................. 987 698,484
4.50% , 09/01/40 .................. 624 604,700
4.85% , 05/15/41 .................. 385 383,092
4.50% , 12/05/43 .................. 465 438,739
3.70% , 03/01/46 .................. 1,459 1,201,573
3.75% , 03/03/47 .................. 1,000 820,051
3.50% , 01/15/48 .................. 786 616,656
2.25% , 09/01/50 .................. 1,101 660,325
5.25% , 06/01/54 .................. 815 833,742
2.45% , 09/01/60 .................. 815 463,482
Merck & Co., Inc.
1.70% , 06/10/27 .................. 1,414 1,368,557
3.85% , 09/15/27 .................. 775 776,259
4.05% , 05/17/28 .................. 725 728,734
1.90% , 12/10/28 .................. 870 819,062
3.40% , 03/07/29 .................. 1,966 1,927,580
4.30% , 05/17/30 .................. 850 857,456
1.45% , 06/24/30 .................. 1,158 1,030,187
4.15% , 09/15/30 .................. 790 791,556
2.15% , 12/10/31 .................. 1,685 1,493,017
4.55% , 09/15/32 .................. 775 781,669
4.50% , 05/17/33 .................. 1,335 1,345,386
6.50% , 12/01/33 .................. 625 711,060
4.95% , 09/15/35 .................. 1,900 1,929,882
6.55% , 09/15/37 .................. 200 230,956
3.90% , 03/07/39 .................. 923 826,465
2.35% , 06/24/40 .................. 1,101 797,144
3.60% , 09/15/42 .................. 575 469,127
4.15% , 05/18/43 .................. 1,200 1,045,259
4.90% , 05/17/44 .................. 635 603,506
3.70% , 02/10/45 .................. 2,005 1,614,214
4.00% , 03/07/49 .................. 1,214 988,083
2.45% , 06/24/50 .................. 1,138 685,741
2.75% , 12/10/51 .................. 1,955 1,236,582
5.00% , 05/17/53 .................. 1,240 1,166,312
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.70% , 09/15/55 .................. USD 1,065 $ 1,098,156
2.90% , 12/10/61 .................. 1,406 841,399
5.15% , 05/17/63 .................. 875 823,931
Merck Sharp & Dohme Corp.
5.95% , 12/01/28 .................. 439 464,244
5.75% , 11/15/36 .................. 253 273,640
Mylan, Inc.
4.55% , 04/15/28 .................. 849 845,226
5.40% , 11/29/43 .................. 506 438,673
5.20% , 04/15/48 .................. 750 609,738
Novartis Capital Corp.
2.00% , 02/14/27 .................. 1,030 1,007,072
3.10% , 05/17/27 .................. 1,398 1,383,965
3.80% , 09/18/29 .................. 955 949,224
2.20% , 08/14/30 .................. 1,586 1,461,370
4.00% , 09/18/31 .................. 830 824,669
4.20% , 09/18/34 .................. 925 906,421
3.70% , 09/21/42 .................. 475 395,225
4.40% , 05/06/44 .................. 1,638 1,488,478
4.00% , 11/20/45 .................. 1,350 1,145,183
2.75% , 08/14/50 .................. 1,046 687,695
4.70% , 09/18/54 .................. 435 396,193
Organon & Co.
(d)
4.13% , 04/30/28 .................. 1,915 1,820,618
5.13% , 04/30/31 .................. 1,783 1,368,963
6.75% , 05/15/34 .................. 520 466,047
7.88% , 05/15/34 .................. 405 316,699
Pershing Square Holdings Ltd.
(d)
3.25% , 11/15/30 .................. 1,000 924,525
3.25% , 10/01/31 .................. 1,000 901,041
Pfizer Investment Enterprises Pte. Ltd.
4.45% , 05/19/28 .................. 3,095 3,127,732
4.65% , 05/19/30 .................. 2,855 2,911,606
4.75% , 05/19/33 .................. 4,460 4,513,938
5.11% , 05/19/43 .................. 2,590 2,514,384
5.30% , 05/19/53 .................. 5,815 5,606,025
5.34% , 05/19/63 .................. 3,819 3,620,766
Pfizer, Inc.
3.00% , 12/15/26 .................. 1,678 1,663,061
3.60% , 09/15/28 .................. 927 922,825
3.45% , 03/15/29 .................. 967 952,850
2.63% , 04/01/30 .................. 1,482 1,394,103
1.70% , 05/28/30 .................. 1,250 1,125,795
1.75% , 08/18/31 .................. 1,301 1,144,483
4.00% , 12/15/36 .................. 1,059 989,276
4.10% , 09/15/38 .................. 715 652,736
3.90% , 03/15/39 .................. 640 568,253
7.20% , 03/15/39 .................. 2,394 2,879,284
2.55% , 05/28/40 .................. 1,109 819,944
5.60% , 09/15/40 .................. 602 624,760
4.30% , 06/15/43 .................. 963 846,063
4.40% , 05/15/44 .................. 1,211 1,085,502
4.13% , 12/15/46 .................. 1,435 1,198,903
4.20% , 09/15/48
(c)
................. 1,274 1,069,725
4.00% , 03/15/49 .................. 981 796,875
2.70% , 05/28/50 .................. 838 532,938
Pharmacia LLC, 6.60%, 12/01/28 ........ 773 829,330
Roche Holdings, Inc.
(d)
5.27% , 11/13/26 .................. 1,284 1,300,373
2.38% , 01/28/27 .................. 1,135 1,114,647
2.31% , 03/10/27 .................. 1,370 1,343,339
3.63% , 09/17/28 .................. 1,079 1,072,743
5.34% , 11/13/28 .................. 1,395 1,448,251
1.93% , 12/13/28 .................. 975 918,372
4.79% , 03/08/29 .................. 610 623,434

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
119
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.20% , 09/09/29 .................. USD 665 $ 668,253
5.49% , 11/13/30 .................. 1,475 1,564,000
4.91% , 03/08/31 .................. 685 706,498
2.08% , 12/13/31 .................. 1,995 1,757,432
5.59% , 11/13/33 .................. 1,366 1,465,568
4.99% , 03/08/34 .................. 1,225 1,263,811
4.59% , 09/09/34 .................. 600 601,230
7.00% , 03/01/39 .................. 835 1,002,329
4.00% , 11/28/44 .................. 685 586,105
2.61% , 12/13/51 .................. 1,795 1,120,123
5.22% , 03/08/54 .................. 965 947,815
Royalty Pharma plc
1.75% , 09/02/27 .................. 1,037 993,591
5.15% , 09/02/29 .................. 445 456,351
2.20% , 09/02/30 .................. 940 846,683
4.45% , 03/25/31 .................. 375 372,297
2.15% , 09/02/31 .................. 570 497,589
5.40% , 09/02/34 .................. 605 617,991
5.20% , 09/25/35 .................. 875 877,285
3.30% , 09/02/40 .................. 1,085 838,900
3.55% , 09/02/50 .................. 995 701,312
3.35% , 09/02/51 .................. 730 494,992
5.90% , 09/02/54 .................. 410 409,447
5.95% , 09/25/55 .................. 475 477,206
Sanofi SA
3.75% , 11/03/27 .................. 425 424,551
3.63% , 06/19/28 .................. 866 861,056
3.80% , 11/03/28 .................. 425 424,183
4.20% , 11/03/32 .................. 425 421,936
Takeda Pharmaceutical Co. Ltd.
5.00% , 11/26/28 .................. 1,593 1,627,475
2.05% , 03/31/30 .................. 2,043 1,861,340
5.30% , 07/05/34 .................. 1,000 1,030,065
3.03% , 07/09/40 .................. 1,676 1,284,945
5.65% , 07/05/44 .................. 425 435,039
3.18% , 07/09/50 .................. 2,018 1,370,311
5.65% , 07/05/54 .................. 670 673,487
3.38% , 07/09/60 .................. 810 530,711
5.80% , 07/05/64 .................. 500 502,926
Takeda US Financing, Inc.
5.20% , 07/07/35 .................. 1,400 1,424,719
5.90% , 07/07/55 .................. 805 833,368
Teva Pharmaceutical Finance Co. LLC, 6.15%,
02/01/36 ...................... 800 838,763
Teva Pharmaceutical Finance Netherlands III
BV
4.75% , 05/09/27 .................. 494 493,828
6.75% , 03/01/28 .................. 1,400 1,452,758
5.13% , 05/09/29
(c)
................. 1,015 1,021,243
8.13% , 09/15/31 .................. 500 572,192
6.00% , 12/01/32 .................. 425 443,633
4.10% , 10/01/46 .................. 1,900 1,428,601
Teva Pharmaceutical Finance Netherlands IV
BV, 5.75%, 12/01/30 .............. 610 629,828
Utah Acquisition Sub, Inc., 5.25%, 06/15/46 .. 390 323,557
Viatris, Inc.
2.30% , 06/22/27 .................. 695 668,356
2.70% , 06/22/30 .................. 1,366 1,235,213
3.85% , 06/22/40 .................. 1,250 948,753
4.00% , 06/22/50 .................. 1,989 1,342,083
Wyeth LLC
6.50% , 02/01/34 .................. 851 961,585
6.00% , 02/15/36 .................. 577 629,678
5.95% , 04/01/37 .................. 1,616 1,750,373
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Zoetis, Inc.
3.00% , 09/12/27 .................. USD 723 $ 711,049
4.15% , 08/17/28 .................. 525 527,071
3.90% , 08/20/28 .................. 541 539,816
2.00% , 05/15/30 .................. 1,264 1,151,166
5.60% , 11/16/32 .................. 740 786,325
5.00% , 08/17/35 .................. 1,000 1,009,522
4.70% , 02/01/43 .................. 959 887,886
3.95% , 09/12/47 .................. 590 480,518
4.45% , 08/20/48 .................. 335 291,201
3.00% , 05/15/50 .................. 655 442,684
304,294,712
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(d)
.. 1,065 1,108,186
AMN Healthcare, Inc., 4.00%, 04/15/29
(c) (d)
.. 390 369,860
Automatic Data Processing, Inc.
1.70% , 05/15/28 .................. 1,285 1,218,717
1.25% , 09/01/30 .................. 1,290 1,133,371
4.75% , 05/08/32 .................. 725 742,310
4.45% , 09/09/34 .................. 655 651,348
Broadridge Financial Solutions, Inc.
2.90% , 12/01/29 .................. 591 559,495
2.60% , 05/01/31 .................. 950 859,731
CACI International, Inc., 6.38%, 06/15/33
(d)
.. 290 301,506
Concentrix Corp.
6.60% , 08/02/28
(c)
................. 800 833,739
6.85% , 08/02/33 .................. 515 523,784
CoreLogic, Inc., 4.50%, 05/01/28
(d)
....... 765 738,418
Equifax, Inc.
5.10% , 12/15/27 .................. 815 829,481
5.10% , 06/01/28 .................. 735 749,833
4.80% , 09/15/29 .................. 815 827,039
3.10% , 05/15/30 .................. 603 569,219
2.35% , 09/15/31 .................. 946 836,174
Experian Finance plc
(d)
4.25% , 02/01/29 .................. 555 555,343
2.75% , 03/08/30 .................. 860 808,381
5.25% , 08/17/35 .................. 400 410,949
Jacobs Engineering Group, Inc.
6.35% , 08/18/28 .................. 940 990,909
5.90% , 03/01/33 .................. 675 710,433
KBR, Inc., 4.75%, 09/30/28
(d)
........... 260 255,703
Korn Ferry, 4.63%, 12/15/27
(d)
.......... 420 416,696
Paychex, Inc.
5.10% , 04/15/30 .................. 645 662,804
5.35% , 04/15/32 .................. 615 637,702
5.60% , 04/15/35 .................. 1,130 1,179,672
Science Applications International Corp.
(d)
4.88% , 04/01/28 .................. 420 416,514
5.88% , 11/01/33 .................. 350 349,053
TR Finance LLC
5.50% , 08/15/35 .................. 239 248,386
5.85% , 04/15/40 .................. 605 631,850
5.65% , 11/23/43 .................. 435 439,784
TriNet Group, Inc.
(d)
3.50% , 03/01/29 .................. 545 511,626
7.13% , 08/15/31 .................. 480 497,947
UL Solutions, Inc., 6.50%, 10/20/28 ....... 430 452,839
Verisk Analytics, Inc.
4.13% , 03/15/29 .................. 992 989,782
4.50% , 08/15/30 .................. 335 336,209
5.75% , 04/01/33 .................. 655 692,618
5.25% , 06/05/34 .................. 445 457,564
5.25% , 03/15/35 .................. 460 468,474

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
120
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
5.13% , 02/15/36 .................. USD 500 $ 502,762
5.50% , 06/15/45 .................. 454 450,656
3.63% , 05/15/50 .................. 660 488,551
VT Topco, Inc., 8.50%, 08/15/30
(d)
........ 495 514,820
27,930,238
Real Estate Management & Development — 0.1%
Aldar Investment Properties Sukuk Ltd.
(e)
4.88% , 05/24/33 .................. 600 604,117
5.50% , 05/16/34 .................. 400 417,485
5.25% , 03/25/35 .................. 400 409,383
Aldar Properties PJSC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.04%), 6.62%, 04/15/55
(e) (f)
.......... 1,000 1,053,628
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29
(e)
... 400 390,634
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(e)
. 800 817,053
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27
(e)
600 620,491
Anywhere Real Estate Group LLC
(d)
5.75% , 01/15/29 .................. 594 568,442
5.25% , 04/15/30
(c)
................. 337 308,996
7.00% , 04/15/30
(c)
................. 690 695,798
9.75% , 04/15/30 .................. 575 625,901
Arabian Centres Sukuk III Ltd., 9.50%,
03/06/29
(e)
..................... 800 816,204
Arada Sukuk 2 Ltd., 8.00%, 06/24/29
(e)
..... 400 413,980
Binghatti Sukuk 2 Spv Ltd., 8.13%, 08/07/30
(e)
400 394,481
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27
(e)
. 400 405,642
CBRE Services, Inc.
5.50% , 04/01/29 .................. 345 357,493
4.80% , 06/15/30 .................. 370 375,390
2.50% , 04/01/31 .................. 528 478,066
5.95% , 08/15/34 .................. 1,045 1,116,179
5.50% , 06/15/35 .................. 415 428,100
Central Plaza Development Ltd., 6.80%,
04/07/29
(e)
..................... 400 407,716
China Overseas Finance Cayman III Ltd.,
6.38%, 10/29/43
(e)
................ 600 646,899
China Overseas Finance Cayman V Ltd., Series
B, 5.35%, 11/15/42
(e)
.............. 200 191,954
China Overseas Finance Cayman VI Ltd.,
6.45%, 06/11/34
(e)
................ 600 661,148
China Overseas Finance Cayman VII Ltd.,
4.75%, 04/26/28
(e)
................ 600 605,015
China Overseas Finance Cayman VIII Ltd.
(e)
3.45% , 07/15/29 .................. 250 241,095
2.75% , 03/02/30 .................. 1,000 930,594
China Resources Land Ltd., 4.13%, 02/26/29
(e)
200 197,994
Corp. Inmobiliaria Vesta SAB de CV, 3.63%,
05/13/31
(e)
..................... 400 368,694
CoStar Group, Inc., 2.80%, 07/15/30
(d)
..... 1,012 925,178
Cushman & Wakefield US Borrower LLC
(d)
6.75% , 05/15/28 .................. 648 652,513
8.88% , 09/01/31 .................. 385 412,275
Dar Al-Arkan Sukuk Co. Ltd.
(e)
8.00% , 02/25/29 .................. 600 624,509
7.25% , 07/02/30 .................. 600 607,911
Elect Global Investments Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.28%), 7.20%
(e) (f) (h)
......... 600 628,005
Emaar Sukuk Ltd.
(e)
3.88% , 09/17/29 .................. 500 489,998
3.70% , 07/06/31 .................. 400 384,923
Esic Sukuk Ltd., 5.83%, 02/14/29
(e)
....... 800 824,972
Five Point Operating Co. LP, 8.00%, 10/01/30
(d)
80 81,837
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Forestar Group, Inc.
(d)
5.00% , 03/01/28 .................. USD 405 $ 404,619
6.50% , 03/15/33 .................. 585 599,852
Franshion Brilliant Ltd., 4.25%, 07/23/29
(e)
... 600 556,982
Greentown China Holdings Ltd., 8.45%,
02/24/28
(e)
..................... 400 412,986
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(d)
..................... 430 454,644
Hongkong Land Finance Cayman Islands Co.
Ltd. (The)
(e)
2.88% , 05/27/30 .................. 600 564,664
2.25% , 07/15/31 .................. 400 357,375
5.25% , 07/14/33 .................. 400 414,063
Howard Hughes Corp. (The)
(d)
5.38% , 08/01/28 .................. 755 754,068
4.13% , 02/01/29 .................. 675 648,757
4.38% , 02/01/31 .................. 670 630,098
Hunt Cos., Inc., 5.25%, 04/15/29
(d)
....... 665 647,047
Hysan MTN Ltd.
(e)
2.88% , 06/02/27 .................. 400 389,070
2.82% , 09/04/29 .................. 600 558,706
IFC Development Corporate Treasury Ltd.,
3.63%, 04/17/29
(e)
................ 400 389,859
Jones Lang LaSalle, Inc., 6.88%, 12/01/28 .. 775 831,211
Kennedy-Wilson, Inc.
4.75% , 03/01/29 .................. 685 647,119
4.75% , 02/01/30 .................. 590 544,644
5.00% , 03/01/31
(c)
................. 585 539,997
Longfor Group Holdings Ltd.
(e)
4.50% , 01/16/28 .................. 600 546,002
3.95% , 09/16/29 .................. 600 501,311
LOTTE Property & Development Co. Ltd.,
4.38%, 07/14/28
(e)
................ 200 200,848
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.89%), 7.88%
(e) (f) (h)
......... 600 621,019
MAF Sukuk Ltd.
(e)
4.64% , 05/14/29 .................. 600 603,069
3.93% , 02/28/30 .................. 600 588,106
5.00% , 06/01/33 .................. 400 407,954
Mirvac Group Finance Ltd., 3.63%, 03/18/27
(e)
200 198,140
Mitsui Fudosan Co. Ltd., 3.95%, 01/24/29
(d)
.. 300 296,264
Nan Fung Treasury Ltd.
(e)
3.88% , 10/03/27 .................. 200 197,166
5.00% , 09/05/28 .................. 400 400,709
3.63% , 08/27/30 .................. 600 564,603
Newmark Group, Inc., 7.50%, 01/12/29 .... 485 519,563
Ontario Teachers' Cadillac Fairview Properties
Trust
(d)
3.88% , 03/20/27 .................. 1,255 1,248,183
4.13% , 02/01/29 .................. 1,386 1,377,889
2.50% , 10/15/31 .................. 1,110 992,260
Sinochem Offshore Capital Co. Ltd.
(e)
2.25% , 11/24/26 .................. 600 587,786
2.38% , 09/23/31 .................. 800 717,668
Sinochem Overseas Capital Co. Ltd., 6.30%,
11/12/40
(d)
..................... 400 462,150
Sino-Ocean Group Holding Ltd., 3.00%,
03/27/33
(e)
..................... 400 50,094
Sun Hung Kai Properties Capital Market Ltd.
(e)
3.75% , 02/25/29 .................. 200 197,390
2.88% , 01/21/30 .................. 1,000 948,159
2.75% , 05/13/30 .................. 400 374,802
Swire Pacific Mtn Financing HK Ltd.
(e)
2.88% , 01/30/30 .................. 400 382,041

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
121
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
4.63% , 08/28/32 .................. USD 200 $ 204,822
Swire Pacific MTN Financing HK Ltd., 5.13%,
07/05/29
(e)
..................... 600 621,916
Swire Properties MTN Financing Ltd., 3.50%,
01/10/28
(e)
..................... 200 196,730
Vanke Real Estate Hong Kong Co. Ltd., 3.98%,
11/09/27
(e)
..................... 1,000 683,954
Wharf REIC Finance BVI Ltd.
(e)
3.50% , 01/17/28 .................. 250 245,420
2.88% , 05/07/30 .................. 600 560,486
Zhongliang Holdings Group Co. Ltd., 0.00%,
07/01/27
(e) (j)
.................... 1,050 69,025
47,091,983
Residential REITs — 0.1%
American Homes 4 Rent LP
4.25% , 02/15/28 .................. 690 690,896
4.90% , 02/15/29 .................. 555 565,131
4.95% , 06/15/30 .................. 175 178,317
2.38% , 07/15/31 .................. 635 563,317
3.63% , 04/15/32 .................. 250 234,894
5.50% , 02/01/34 .................. 665 686,731
5.50% , 07/15/34 .................. 525 542,285
5.25% , 03/15/35 .................. 250 253,443
3.38% , 07/15/51 .................. 300 204,747
4.30% , 04/15/52 .................. 325 261,200
AvalonBay Communities, Inc.
3.35% , 05/15/27 .................. 599 592,481
3.20% , 01/15/28 .................. 443 435,173
1.90% , 12/01/28 .................. 1,040 975,323
3.30% , 06/01/29 .................. 317 307,675
2.30% , 03/01/30 .................. 377 348,649
2.45% , 01/15/31 .................. 863 786,572
2.05% , 01/15/32 .................. 740 648,628
5.00% , 02/15/33 .................. 225 230,211
5.30% , 12/07/33 .................. 655 681,761
5.35% , 06/01/34 .................. 215 223,525
5.00% , 08/01/35 .................. 260 262,395
3.90% , 10/15/46 .................. 295 238,917
4.15% , 07/01/47 .................. 230 191,974
4.35% , 04/15/48 .................. 231 198,622
Camden Property Trust
5.85% , 11/03/26 .................. 705 716,746
4.10% , 10/15/28 .................. 297 297,493
3.15% , 07/01/29 .................. 685 660,087
2.80% , 05/15/30 .................. 792 744,855
4.90% , 01/15/34 .................. 410 416,958
3.35% , 11/01/49 .................. 300 215,412
ERP Operating LP
2.85% , 11/01/26 .................. 684 676,059
3.25% , 08/01/27 .................. 480 473,758
3.50% , 03/01/28 .................. 407 402,096
4.15% , 12/01/28 .................. 868 871,006
3.00% , 07/01/29 .................. 850 817,591
2.50% , 02/15/30 .................. 846 791,203
1.85% , 08/01/31 .................. 330 289,221
4.95% , 06/15/32 .................. 475 486,348
4.65% , 09/15/34 .................. 360 356,696
4.50% , 07/01/44 .................. 598 533,497
4.50% , 06/01/45 .................. 385 342,844
4.00% , 08/01/47 .................. 303 247,116
Essential Properties LP
2.95% , 07/15/31 .................. 617 560,182
5.40% , 12/01/35 .................. 300 300,779
Security
Par (000)
Par (000) Value
Residential REITs (continued)
Essex Portfolio LP
3.63% , 05/01/27 .................. USD 445 $ 441,836
1.70% , 03/01/28 .................. 493 465,860
4.00% , 03/01/29 .................. 580 575,348
3.00% , 01/15/30 .................. 440 416,753
1.65% , 01/15/31 .................. 472 409,381
2.55% , 06/15/31 .................. 450 405,028
2.65% , 03/15/32 .................. 654 583,984
5.50% , 04/01/34 .................. 585 608,829
5.38% , 04/01/35 .................. 235 242,994
4.50% , 03/15/48 .................. 380 330,467
2.65% , 09/01/50 .................. 155 95,050
Invitation Homes Operating Partnership LP
2.30% , 11/15/28 .................. 820 775,669
5.45% , 08/15/30 .................. 560 581,520
2.00% , 08/15/31 .................. 360 311,843
4.15% , 04/15/32 .................. 700 676,795
4.95% , 01/15/33 .................. 425 427,030
5.50% , 08/15/33 .................. 430 447,421
2.70% , 01/15/34 .................. 430 366,266
4.88% , 02/01/35 .................. 155 153,351
Mid-America Apartments LP
3.60% , 06/01/27 .................. 394 391,512
4.20% , 06/15/28 .................. 892 894,282
3.95% , 03/15/29 .................. 575 571,980
2.75% , 03/15/30 .................. 378 356,554
1.70% , 02/15/31 .................. 700 611,189
5.30% , 02/15/32 .................. 285 296,403
5.00% , 03/15/34 .................. 230 233,068
4.95% , 03/01/35 .................. 110 111,028
2.88% , 09/15/51 .................. 190 122,586
Store Capital LLC
4.50% , 03/15/28 .................. 458 458,149
4.63% , 03/15/29 .................. 507 503,876
5.40% , 04/30/30
(d)
................. 275 280,208
2.75% , 11/18/30 .................. 370 336,809
2.70% , 12/01/31 .................. 405 355,433
Sun Communities Operating LP
2.30% , 11/01/28 .................. 570 539,680
2.70% , 07/15/31 .................. 850 770,571
4.20% , 04/15/32 .................. 564 549,700
Tanger Properties LP
3.88% , 07/15/27 .................. 255 253,010
2.75% , 09/01/31 .................. 430 386,939
UDR, Inc.
3.50% , 07/01/27 .................. 220 217,371
3.50% , 01/15/28 .................. 385 379,176
4.40% , 01/26/29 .................. 670 673,687
3.20% , 01/15/30 .................. 710 679,724
3.00% , 08/15/31 .................. 810 749,292
2.10% , 08/01/32 .................. 525 448,832
1.90% , 03/15/33 .................. 330 271,959
2.10% , 06/15/33 .................. 155 129,203
5.13% , 09/01/34 .................. 220 223,299
3.10% , 11/01/34 .................. 515 445,074
41,058,833
Retail REITs — 0.1%
Agree LP
2.00% , 06/15/28 .................. 235 222,766
2.90% , 10/01/30 .................. 271 252,777
4.80% , 10/01/32 .................. 400 403,784
2.60% , 06/15/33 .................. 375 323,067
5.63% , 06/15/34 .................. 375 391,729
5.60% , 06/15/35 .................. 295 308,029

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
122
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs (continued)
Brixmor Operating Partnership LP
3.90% , 03/15/27 .................. USD 515 $ 512,491
2.25% , 04/01/28 .................. 255 243,239
4.13% , 05/15/29 .................. 750 743,243
4.05% , 07/01/30 .................. 969 950,857
2.50% , 08/16/31 .................. 360 320,407
4.85% , 02/15/33 .................. 205 204,243
5.50% , 02/15/34 .................. 460 473,784
5.75% , 02/15/35 .................. 280 293,144
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(d)
..................... 556 547,496
CMT MTN Pte. Ltd., 3.61%, 04/04/29
(e)
..... 200 196,052
Federal Realty OP LP
3.25% , 07/15/27 .................. 625 614,981
5.38% , 05/01/28 .................. 395 405,189
3.20% , 06/15/29 .................. 180 172,671
3.50% , 06/01/30 .................. 760 731,717
4.50% , 12/01/44 .................. 396 349,196
Kimco Realty OP LLC
3.80% , 04/01/27 .................. 535 533,112
1.90% , 03/01/28 .................. 475 452,151
2.70% , 10/01/30 .................. 690 639,171
2.25% , 12/01/31 .................. 250 220,629
3.20% , 04/01/32 .................. 785 726,298
4.60% , 02/01/33 .................. 500 497,663
6.40% , 03/01/34 .................. 505 557,202
4.85% , 03/01/35 .................. 285 283,454
5.30% , 02/01/36 .................. 375 383,833
4.25% , 04/01/45 .................. 480 409,805
4.13% , 12/01/46 .................. 292 242,442
4.45% , 09/01/47 .................. 350 303,797
3.70% , 10/01/49 .................. 370 279,207
Kite Realty Group LP
4.95% , 12/15/31 .................. 85 85,894
5.20% , 08/15/32 .................. 235 239,627
5.50% , 03/01/34 .................. 320 330,077
Kite Realty Group Trust, 4.75%, 09/15/30 ... 238 239,492
Link Finance Cayman 2009 Ltd. (The), 2.75%,
01/19/32
(e)
..................... 600 542,764
NNN REIT, Inc.
3.60% , 12/15/26 .................. 472 468,826
3.50% , 10/15/27 .................. 555 548,621
4.30% , 10/15/28 .................. 230 230,582
2.50% , 04/15/30 .................. 567 524,915
4.60% , 02/15/31 .................. 345 346,466
5.60% , 10/15/33 .................. 520 544,115
5.50% , 06/15/34 .................. 445 461,001
4.80% , 10/15/48 .................. 343 305,467
3.10% , 04/15/50 .................. 245 161,180
3.50% , 04/15/51 .................. 425 300,757
3.00% , 04/15/52 .................. 475 302,360
Phillips Edison Grocery Center Operating
Partnership I LP
2.63% , 11/15/31 .................. 520 463,370
5.25% , 08/15/32 .................. 270 275,356
5.75% , 07/15/34 .................. 515 537,657
4.95% , 01/15/35 .................. 130 128,288
Realty Income Corp.
3.00% , 01/15/27 .................. 721 711,971
3.95% , 08/15/27 .................. 725 723,706
3.40% , 01/15/28 .................. 704 694,599
3.65% , 01/15/28 .................. 620 614,641
2.10% , 03/15/28 .................. 295 282,147
2.20% , 06/15/28 .................. 693 661,603
4.70% , 12/15/28 .................. 500 508,633
Security
Par (000)
Par (000) Value
Retail REITs (continued)
3.95% , 02/01/29 .................. USD 365 $ 363,023
4.75% , 02/15/29 .................. 625 636,659
3.25% , 06/15/29 .................. 500 484,617
4.00% , 07/15/29 .................. 545 542,390
3.10% , 12/15/29 .................. 585 561,973
3.40% , 01/15/30 .................. 360 348,838
4.85% , 03/15/30
(c)
................. 200 204,969
3.25% , 01/15/31 .................. 1,360 1,288,510
3.20% , 02/15/31 .................. 235 221,710
2.70% , 02/15/32 .................. 365 328,394
5.63% , 10/13/32 .................. 775 821,275
2.85% , 12/15/32 .................. 480 429,327
4.50% , 02/01/33 .................. 325 321,346
1.80% , 03/15/33 .................. 485 401,562
4.90% , 07/15/33 .................. 555 562,165
5.13% , 02/15/34 .................. 975 998,200
5.13% , 04/15/35 .................. 175 177,762
4.65% , 03/15/47 .................. 528 473,877
5.38% , 09/01/54 .................. 425 416,945
Regency Centers LP
3.60% , 02/01/27 .................. 610 606,075
4.13% , 03/15/28 .................. 555 555,360
2.95% , 09/15/29 .................. 500 478,507
3.70% , 06/15/30 .................. 245 239,076
5.00% , 07/15/32 .................. 310 317,512
5.25% , 01/15/34 .................. 600 617,057
5.10% , 01/15/35 .................. 195 197,514
4.40% , 02/01/47 .................. 240 207,828
4.65% , 03/15/49 .................. 390 344,435
Scentre Group Trust 1
(d)
3.75% , 03/23/27 .................. 480 476,739
4.38% , 05/28/30
(c)
................. 1,345 1,346,734
Scentre Group Trust 2, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.69%), 5.13%, 09/24/80
(d) (f)
.......... 810 814,738
WEA Finance LLC
(d)
2.88% , 01/15/27 .................. 695 681,556
4.13% , 09/20/28 .................. 590 583,928
3.50% , 06/15/29 .................. 575 555,265
4.75% , 09/17/44 .................. 394 341,258
4.63% , 09/20/48 .................. 475 391,824
43,762,689
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
4.32% , 03/24/28 .................. 540 545,526
3.92% , 06/01/32 .................. 445 435,707
4.39% , 06/01/52 .................. 810 698,444
Amkor Technology, Inc., 5.88%, 10/01/33
(d)
.. 170 173,024
ams-OSRAM AG, 12.25%, 03/30/29
(d)
..... 410 442,076
Analog Devices, Inc.
3.50% , 12/05/26 .................. 1,050 1,044,417
3.45% , 06/15/27 .................. 565 560,573
4.25% , 06/15/28 .................. 780 785,145
1.70% , 10/01/28 .................. 915 858,469
4.50% , 06/15/30 .................. 845 857,835
2.10% , 10/01/31 .................. 903 797,514
5.05% , 04/01/34 .................. 515 533,863
2.80% , 10/01/41 .................. 545 403,182
5.30% , 12/15/45 .................. 560 553,181
2.95% , 10/01/51 .................. 1,200 792,635
5.30% , 04/01/54 .................. 610 598,804
Applied Materials, Inc.
3.30% , 04/01/27 .................. 1,504 1,492,819
4.80% , 06/15/29 .................. 770 788,611

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
123
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
1.75% , 06/01/30 .................. USD 910 $ 818,968
4.00% , 01/15/31 .................. 350 347,088
5.10% , 10/01/35 .................. 547 566,960
4.60% , 01/15/36 .................. 175 173,027
5.85% , 06/15/41 .................. 686 732,908
4.35% , 04/01/47 .................. 1,061 925,278
2.75% , 06/01/50 .................. 542 353,979
Broadcom Corp., 3.50%, 01/15/28 ....... 1,030 1,019,619
Broadcom, Inc.
5.05% , 07/12/27 .................. 1,605 1,631,298
1.95% , 02/15/28 .................. 829 791,574
4.15% , 02/15/28 .................. 960 962,529
4.80% , 04/15/28 .................. 820 834,762
4.11% , 09/15/28 .................. 1,020 1,021,137
4.00% , 04/15/29
(d)
................. 1,305 1,299,048
4.75% , 04/15/29 .................. 1,046 1,065,045
5.05% , 07/12/29 .................. 1,185 1,220,444
4.35% , 02/15/30 .................. 1,195 1,201,226
5.00% , 04/15/30 .................. 255 262,694
5.05% , 04/15/30 .................. 575 593,747
4.60% , 07/15/30 .................. 1,390 1,409,612
4.20% , 10/15/30 .................. 425 424,012
4.15% , 11/15/30 .................. 1,761 1,753,137
2.45% , 02/15/31 .................. 2,520 2,299,065
5.15% , 11/15/31 .................. 1,685 1,752,927
4.55% , 02/15/32 .................. 1,035 1,040,703
4.15% , 04/15/32
(d)
................. 1,160 1,135,884
5.20% , 04/15/32 .................. 590 613,557
4.90% , 07/15/32 .................. 1,635 1,670,450
4.30% , 11/15/32 .................. 1,814 1,791,050
2.60% , 02/15/33 .................. 1,750 1,538,718
3.42% , 04/15/33 .................. 2,031 1,894,898
3.47% , 04/15/34 .................. 3,155 2,888,654
4.80% , 10/15/34 .................. 1,615 1,622,522
5.20% , 07/15/35 .................. 2,295 2,363,108
3.14% , 11/15/35
(d)
................. 3,120 2,703,223
4.80% , 02/15/36 .................. 1,845 1,829,336
3.19% , 11/15/36
(d)
................. 2,670 2,278,873
4.93% , 05/15/37
(d)
................. 2,600 2,594,867
4.90% , 02/15/38 .................. 1,255 1,239,471
3.50% , 02/15/41 .................. 2,919 2,408,320
3.75% , 02/15/51 .................. 1,818 1,409,018
Entegris, Inc.
(d)
4.38% , 04/15/28 .................. 450 442,008
4.75% , 04/15/29 .................. 1,200 1,191,723
3.63% , 05/01/29 .................. 410 390,063
5.95% , 06/15/30 .................. 858 870,300
Foundry JV Holdco LLC
(d)
5.90% , 01/25/30 .................. 535 562,212
5.50% , 01/25/31 .................. 1,475 1,529,466
6.15% , 01/25/32 .................. 860 916,340
5.90% , 01/25/33 .................. 1,065 1,120,147
5.88% , 01/25/34 .................. 1,290 1,333,603
6.25% , 01/25/35 .................. 1,325 1,412,999
6.10% , 01/25/36 .................. 1,200 1,269,010
6.20% , 01/25/37 .................. 1,210 1,284,504
6.40% , 01/25/38 .................. 625 673,714
6.30% , 01/25/39 .................. 795 846,264
Intel Corp.
3.75% , 03/25/27 .................. 1,085 1,078,867
3.15% , 05/11/27 .................. 1,205 1,186,416
3.75% , 08/05/27 .................. 780 773,702
4.88% , 02/10/28 .................. 1,950 1,977,036
1.60% , 08/12/28 .................. 890 830,887
4.00% , 08/05/29 .................. 665 657,331
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
2.45% , 11/15/29 .................. USD 1,964 $ 1,826,822
5.13% , 02/10/30 .................. 1,285 1,318,713
3.90% , 03/25/30 .................. 1,414 1,385,143
5.00% , 02/21/31 .................. 805 824,392
2.00% , 08/12/31 .................. 1,104 965,362
4.15% , 08/05/32 .................. 990 955,386
4.00% , 12/15/32 .................. 711 677,733
5.20% , 02/10/33
(c)
................. 1,995 2,035,187
5.15% , 02/21/34
(c)
................. 800 811,300
4.60% , 03/25/40 .................. 880 796,269
2.80% , 08/12/41 .................. 950 668,321
4.80% , 10/01/41 .................. 845 762,601
4.25% , 12/15/42 .................. 492 406,875
5.63% , 02/10/43 .................. 970 954,287
4.90% , 07/29/45 .................. 865 767,999
4.10% , 05/19/46 .................. 1,315 1,030,948
4.10% , 05/11/47 .................. 833 643,973
3.73% , 12/08/47 .................. 1,976 1,451,594
3.25% , 11/15/49 .................. 1,973 1,306,784
4.75% , 03/25/50 .................. 2,050 1,732,393
3.05% , 08/12/51 .................. 1,233 780,165
4.90% , 08/05/52 .................. 1,185 1,015,347
5.70% , 02/10/53 .................. 1,995 1,917,275
5.60% , 02/21/54 .................. 795 760,737
3.10% , 02/15/60 .................. 800 467,893
4.95% , 03/25/60 .................. 1,025 871,193
3.20% , 08/12/61 .................. 350 208,412
5.05% , 08/05/62 .................. 930 784,619
5.90% , 02/10/63 .................. 950 922,407
Kioxia Holdings Corp.
(d)
6.25% , 07/24/30 .................. 600 619,736
6.63% , 07/24/33 .................. 715 746,684
KLA Corp.
4.10% , 03/15/29 .................. 1,064 1,066,144
4.65% , 07/15/32 .................. 770 781,956
4.70% , 02/01/34 .................. 425 428,461
5.00% , 03/15/49 .................. 556 524,886
3.30% , 03/01/50 .................. 865 617,432
4.95% , 07/15/52 .................. 1,495 1,394,795
5.25% , 07/15/62 .................. 840 808,505
Lam Research Corp.
4.00% , 03/15/29 .................. 1,065 1,062,879
1.90% , 06/15/30 .................. 888 804,519
4.88% , 03/15/49 .................. 756 704,604
2.88% , 06/15/50 .................. 834 555,126
3.13% , 06/15/60 .................. 490 315,140
Marvell Technology, Inc.
2.45% , 04/15/28 .................. 741 710,927
4.88% , 06/22/28 .................. 659 668,485
5.75% , 02/15/29 .................. 545 569,046
4.75% , 07/15/30 .................. 455 460,549
2.95% , 04/15/31 .................. 732 676,510
5.95% , 09/15/33 .................. 420 449,017
5.45% , 07/15/35 .................. 405 415,227
Microchip Technology, Inc.
4.90% , 03/15/28 .................. 690 698,623
5.05% , 03/15/29 .................. 610 621,708
5.05% , 02/15/30 .................. 690 703,531
Micron Technology, Inc.
5.33% , 02/06/29 .................. 651 670,526
4.66% , 02/15/30 .................. 857 865,593
5.30% , 01/15/31 .................. 930 962,940
2.70% , 04/15/32 .................. 970 864,671
5.65% , 11/01/32 .................. 135 141,596
5.88% , 02/09/33 .................. 690 732,274

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
124
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
5.88% , 09/15/33 .................. USD 890 $ 946,450
5.80% , 01/15/35 .................. 675 711,956
6.05% , 11/01/35 .................. 1,360 1,456,409
3.37% , 11/01/41 .................. 645 497,392
3.48% , 11/01/51 .................. 585 417,405
NVIDIA Corp.
1.55% , 06/15/28 .................. 1,180 1,115,745
2.85% , 04/01/30 .................. 1,692 1,616,718
2.00% , 06/15/31 .................. 1,354 1,217,173
3.50% , 04/01/40 .................. 1,204 1,032,611
3.50% , 04/01/50 .................. 1,793 1,367,871
3.70% , 04/01/60 .................. 850 645,432
NXP BV
3.15% , 05/01/27 .................. 779 767,249
4.40% , 06/01/27 .................. 265 265,686
4.30% , 08/19/28 .................. 400 400,518
5.55% , 12/01/28 .................. 652 674,141
4.30% , 06/18/29 .................. 1,158 1,154,498
3.40% , 05/01/30 .................. 927 888,775
2.50% , 05/11/31 .................. 1,110 999,220
2.65% , 02/15/32 .................. 855 760,304
4.85% , 08/19/32 .................. 295 295,138
5.00% , 01/15/33 .................. 745 752,221
5.25% , 08/19/35 .................. 625 630,754
3.25% , 05/11/41 .................. 910 690,330
3.13% , 02/15/42 .................. 505 375,253
3.25% , 11/30/51 .................. 655 438,890
ON Semiconductor Corp., 3.88%, 09/01/28
(d)
. 685 666,814
Qorvo, Inc.
4.38% , 10/15/29 .................. 1,007 991,599
3.38% , 04/01/31
(d)
................. 705 649,866
QUALCOMM, Inc.
3.25% , 05/20/27 .................. 1,513 1,499,870
1.30% , 05/20/28 .................. 1,288 1,206,707
2.15% , 05/20/30 .................. 1,308 1,202,111
4.50% , 05/20/30 .................. 485 492,159
1.65% , 05/20/32 .................. 756 642,487
4.25% , 05/20/32 .................. 895 896,294
4.75% , 05/20/32 .................. 475 484,578
5.40% , 05/20/33 .................. 655 695,487
4.65% , 05/20/35 .................. 1,005 1,009,009
5.00% , 05/20/35 .................. 475 484,706
4.80% , 05/20/45 .................. 1,305 1,217,847
4.30% , 05/20/47 .................. 1,605 1,376,311
3.25% , 05/20/50 .................. 995 704,385
4.50% , 05/20/52 .................. 1,080 935,697
6.00% , 05/20/53 .................. 1,055 1,130,518
Renesas Electronics Corp., 2.17%, 11/25/26
(d)
925 903,048
SK hynix, Inc.
6.38% , 01/17/28
(c) (e)
................ 1,900 1,984,775
4.25% , 09/11/28
(d)
................. 400 400,303
4.25% , 09/11/28
(e)
................. 200 200,152
5.50% , 01/16/29
(e)
................. 800 828,195
4.38% , 09/11/30
(d)
................. 200 199,968
2.38% , 01/19/31
(c) (e)
................ 1,000 904,980
6.50% , 01/17/33
(c) (e)
................ 700 775,095
Skyworks Solutions, Inc., 3.00%, 06/01/31 .. 545 493,217
Synaptics, Inc., 4.00%, 06/15/29
(c) (d)
....... 395 379,408
Texas Instruments, Inc.
4.60% , 02/08/27 .................. 575 579,881
2.90% , 11/03/27 .................. 440 432,592
4.60% , 02/15/28 .................. 1,012 1,028,218
4.60% , 02/08/29 .................. 490 500,401
2.25% , 09/04/29 .................. 994 932,191
1.75% , 05/04/30 .................. 992 896,153
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.50% , 05/23/30 .................. USD 490 $ 498,222
1.90% , 09/15/31 .................. 675 596,309
3.65% , 08/16/32 .................. 265 254,306
4.90% , 03/14/33 .................. 775 798,593
4.85% , 02/08/34 .................. 325 333,169
5.10% , 05/23/35 .................. 605 623,586
3.88% , 03/15/39 .................. 1,167 1,041,261
4.15% , 05/15/48 .................. 1,740 1,450,948
2.70% , 09/15/51 .................. 781 487,834
4.10% , 08/16/52 .................. 325 263,739
5.00% , 03/14/53 .................. 465 435,154
5.15% , 02/08/54 .................. 385 368,768
5.05% , 05/18/63 .................. 905 831,111
TSMC Arizona Corp.
3.88% , 04/22/27 .................. 1,215 1,211,759
4.13% , 04/22/29 .................. 265 265,499
2.50% , 10/25/31 .................. 815 741,699
4.25% , 04/22/32 .................. 655 659,369
3.13% , 10/25/41 .................. 1,695 1,393,766
3.25% , 10/25/51 .................. 1,010 784,363
4.50% , 04/22/52 .................. 565 542,630
TSMC Global Ltd.
(e)
4.38% , 07/22/27 .................. 200 200,925
1.00% , 09/28/27 .................. 800 755,316
1.75% , 04/23/28 .................. 800 757,027
1.38% , 09/28/30 .................. 1,600 1,405,234
2.25% , 04/23/31 .................. 1,400 1,270,423
4.63% , 07/22/32 .................. 400 410,862
Xilinx, Inc., 2.38%, 06/01/30 ........... 1,051 974,301
204,082,707
Software — 0.6%
Adobe, Inc.
2.15% , 02/01/27 .................. 934 915,003
4.85% , 04/04/27 .................. 587 595,126
4.75% , 01/17/28 .................. 205 208,891
4.80% , 04/04/29 .................. 765 784,852
4.95% , 01/17/30 .................. 120 124,036
2.30% , 02/01/30 .................. 1,681 1,567,713
4.95% , 04/04/34 .................. 520 537,216
5.30% , 01/17/35 .................. 200 210,718
AppLovin Corp.
5.13% , 12/01/29 .................. 865 883,079
5.38% , 12/01/31 .................. 425 438,785
5.50% , 12/01/34 .................. 765 786,356
5.95% , 12/01/54 .................. 435 435,745
AthenaHealth Group, Inc., 6.50%, 02/15/30
(d)
. 2,340 2,292,169
Atlassian Corp.
5.25% , 05/15/29 .................. 665 683,737
5.50% , 05/15/34 .................. 435 447,411
Autodesk, Inc.
3.50% , 06/15/27 .................. 835 827,388
2.85% , 01/15/30 .................. 722 683,250
2.40% , 12/15/31 .................. 550 487,852
5.30% , 06/15/35 .................. 400 410,397
Cadence Design Systems, Inc.
4.20% , 09/10/27 .................. 345 346,072
4.30% , 09/10/29 .................. 805 808,116
4.70% , 09/10/34 .................. 350 350,408
Capstone Borrower, Inc., 8.00%, 06/15/30
(d)
.. 760 776,037
Castle US Holding Corp., 10.00%, 06/30/31
(d)
. 205 30,751
Central Parent LLC, 8.00%, 06/15/29
(d)
..... 675 566,472
Central Parent, Inc., 7.25%, 06/15/29
(d)
..... 730 604,214
Clarivate Science Holdings Corp.
(d)
3.88% , 07/01/28 .................. 920 886,671

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
125
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
4.88% , 07/01/29 .................. USD 930 $ 868,186
Cloud Software Group, Inc.
(d)
6.50% , 03/31/29 .................. 3,635 3,662,871
9.00% , 09/30/29 .................. 3,560 3,680,974
8.25% , 06/30/32 .................. 1,680 1,765,986
6.63% , 08/15/33 .................. 275 275,738
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28
(d)
..................... 425 424,352
Constellation Software, Inc.
(d)
5.16% , 02/16/29 .................. 570 582,204
5.46% , 02/16/34 .................. 520 527,663
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 712 679,265
Dye & Durham Ltd., 8.63%, 04/15/29
(d)
..... 570 539,127
Elastic NV, 4.13%, 07/15/29
(d)
.......... 580 559,673
Ellucian Holdings, Inc., 6.50%, 12/01/29
(d)
... 840 850,955
Fair Isaac Corp.
(d)
4.00% , 06/15/28 .................. 1,195 1,168,076
6.00% , 05/15/33 .................. 1,355 1,383,534
Fortinet, Inc., 2.20%, 03/15/31 .......... 602 537,789
Gen Digital, Inc.
(d)
6.75% , 09/30/27 .................. 965 980,214
7.13% , 09/30/30 .................. 820 846,240
6.25% , 04/01/33 .................. 800 823,004
GoTo Group, Inc.
5.50% , 05/01/28
(d)
................. 770 480,914
Intuit, Inc.
1.35% , 07/15/27 .................. 1,054 1,010,882
5.13% , 09/15/28 .................. 545 562,149
1.65% , 07/15/30 .................. 801 715,883
5.20% , 09/15/33 .................. 1,140 1,190,671
5.50% , 09/15/53 .................. 1,405 1,407,029
McAfee Corp., 7.38%, 02/15/30
(d)
........ 1,996 1,836,339
Microsoft Corp.
3.30% , 02/06/27 .................. 3,500 3,480,013
3.40% , 06/15/27 .................. 1,195 1,191,611
1.35% , 09/15/30 .................. 768 682,828
3.50% , 02/12/35
(c)
................. 1,524 1,439,506
4.20% , 11/03/35 .................. 595 595,873
3.45% , 08/08/36 .................. 1,756 1,604,137
4.10% , 02/06/37 .................. 823 795,242
5.20% , 06/01/39 .................. 575 606,762
4.50% , 10/01/40 .................. 490 478,484
5.30% , 02/08/41 .................. 745 786,740
3.50% , 11/15/42 .................. 513 422,996
3.75% , 02/12/45 .................. 600 509,513
4.45% , 11/03/45
(c)
................. 1,108 1,036,406
3.70% , 08/08/46 .................. 1,725 1,414,801
4.25% , 02/06/47 .................. 1,000 900,089
4.50% , 06/15/47 .................. 571 525,015
2.53% , 06/01/50 .................. 5,738 3,602,948
2.50% , 09/15/50 .................. 1,554 969,243
2.92% , 03/17/52 .................. 5,317 3,577,113
4.00% , 02/12/55 .................. 460 377,605
4.75% , 11/03/55 .................. —
(l)
93
3.95% , 08/08/56 .................. 450 364,445
4.50% , 02/06/57 .................. 1,230 1,118,569
2.68% , 06/01/60 .................. 3,299 1,957,997
3.04% , 03/17/62 .................. 1,744 1,121,846
NCR Voyix Corp.
(d)
5.00% , 10/01/28 .................. 695 690,496
5.13% , 04/15/29 .................. 441 436,697
Open Text Corp.
(d)
6.90% , 12/01/27 .................. 1,095 1,139,843
3.88% , 02/15/28 .................. 950 924,480
3.88% , 12/01/29 .................. 870 823,258
Security
Par (000)
Par (000) Value
Software (continued)
Open Text Holdings, Inc.
(d)
4.13% , 02/15/30 .................. USD 855 $ 817,127
4.13% , 12/01/31 .................. 648 603,306
Oracle Corp.
2.80% , 04/01/27 .................. 1,640 1,609,185
3.25% , 11/15/27 .................. 2,819 2,765,220
2.30% , 03/25/28 .................. 1,586 1,517,130
4.50% , 05/06/28 .................. 770 774,398
4.80% , 08/03/28 .................. 1,500 1,521,372
4.20% , 09/27/29 .................. 1,620 1,606,804
6.15% , 11/09/29 .................. 1,290 1,367,201
2.95% , 04/01/30 .................. 2,980 2,786,788
4.65% , 05/06/30 .................. 630 634,334
3.25% , 05/15/30 .................. 612 579,066
4.45% , 09/26/30 .................. 1,860 1,844,014
2.88% , 03/25/31 .................. 3,149 2,869,892
5.25% , 02/03/32 .................. 1,200 1,221,845
4.80% , 09/26/32 .................. 2,385 2,360,146
6.25% , 11/09/32 .................. 2,005 2,147,450
4.90% , 02/06/33 .................. 1,275 1,266,379
4.30% , 07/08/34 .................. 1,668 1,565,109
4.70% , 09/27/34 .................. 1,835 1,762,288
3.90% , 05/15/35 .................. 1,380 1,234,548
5.50% , 08/03/35 .................. 1,760 1,777,990
5.20% , 09/26/35 .................. 3,825 3,764,180
3.85% , 07/15/36 .................. 1,209 1,054,224
3.80% , 11/15/37 .................. 1,667 1,412,411
6.50% , 04/15/38 .................. 1,192 1,276,907
6.13% , 07/08/39 .................. 1,203 1,240,881
3.60% , 04/01/40 .................. 2,829 2,217,490
5.38% , 07/15/40 .................. 2,115 2,016,960
3.65% , 03/25/41 .................. 2,009 1,562,552
4.50% , 07/08/44 .................. 546 451,265
4.13% , 05/15/45 .................. 1,978 1,528,595
5.88% , 09/26/45 .................. 3,265 3,141,636
4.00% , 07/15/46 .................. 2,881 2,157,669
4.00% , 11/15/47 .................. 2,200 1,646,364
3.60% , 04/01/50 .................. 4,000 2,710,594
3.95% , 03/25/51 .................. 3,164 2,252,016
6.90% , 11/09/52 .................. 2,400 2,559,400
5.55% , 02/06/53 .................. 2,183 1,959,513
5.38% , 09/27/54 .................. 1,695 1,485,494
4.38% , 05/15/55 .................. 1,280 965,535
6.00% , 08/03/55 .................. 1,725 1,649,747
5.95% , 09/26/55 .................. 1,480 1,402,936
3.85% , 04/01/60 .................. 3,290 2,174,421
4.10% , 03/25/61 .................. 1,353 935,258
5.50% , 09/27/64 .................. 1,085 945,045
6.13% , 08/03/65 .................. 955 914,528
6.10% , 09/26/65 .................. 2,230 2,119,386
Pagaya US Holdings Co. LLC, 8.88%,
08/01/30
(d)
..................... 200 180,504
PTC, Inc., 4.00%, 02/15/28
(d)
........... 509 500,872
Rackspace Finance LLC, 3.50%, 05/15/28
(d)
. 346 138,457
RingCentral, Inc., 8.50%, 08/15/30
(d)
...... 410 437,120
Rocket Software, Inc.
(d)
9.00% , 11/28/28 .................. 790 813,984
6.50% , 02/15/29 .................. 600 584,237
Roper Technologies, Inc.
3.80% , 12/15/26 .................. 889 886,018
1.40% , 09/15/27 .................. 935 890,395
4.20% , 09/15/28 .................. 586 586,839
4.25% , 09/15/28 .................. 175 175,503
2.95% , 09/15/29 .................. 718 685,045
4.50% , 10/15/29 .................. 620 625,509

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
126
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
2.00% , 06/30/30 .................. USD 677 $ 609,813
4.45% , 09/15/30 .................. 325 326,159
1.75% , 02/15/31 .................. 991 864,791
4.75% , 02/15/32 .................. 465 468,925
4.90% , 10/15/34 .................. 905 902,407
5.10% , 09/15/35 .................. 950 956,175
Salesforce, Inc.
3.70% , 04/11/28 .................. 1,599 1,593,545
1.50% , 07/15/28 .................. 1,135 1,067,142
1.95% , 07/15/31 .................. 1,115 990,163
2.70% , 07/15/41 .................. 1,495 1,096,810
2.90% , 07/15/51 .................. 1,790 1,167,781
3.05% , 07/15/61 .................. 1,420 886,848
ServiceNow, Inc., 1.40%, 09/01/30 ....... 1,735 1,521,797
SS&C Technologies, Inc.
(d)
5.50% , 09/30/27 .................. 2,078 2,078,083
6.50% , 06/01/32 .................. 740 766,779
Synopsys, Inc.
4.55% , 04/01/27 .................. 1,320 1,328,717
4.65% , 04/01/28 .................. 790 798,598
4.85% , 04/01/30 .................. 1,705 1,735,080
5.00% , 04/01/32 .................. 1,465 1,496,946
5.15% , 04/01/35 .................. 2,180 2,213,961
5.70% , 04/01/55 .................. 1,495 1,503,985
UKG, Inc., 6.88%, 02/01/31
(d)
........... 2,449 2,520,457
VMware LLC
3.90% , 08/21/27 .................. 1,412 1,408,241
1.80% , 08/15/28 .................. 850 798,248
4.70% , 05/15/30 .................. 891 903,422
2.20% , 08/15/31 .................. 1,440 1,273,397
Workday, Inc.
3.50% , 04/01/27 .................. 895 887,447
3.70% , 04/01/29 .................. 920 906,507
3.80% , 04/01/32 .................. 800 764,533
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(d)
700 660,132
199,800,803
Specialized REITs — 0.2%
American Tower Corp.
2.75% , 01/15/27 .................. 620 609,667
3.13% , 01/15/27 .................. 332 327,937
3.65% , 03/15/27 .................. 740 734,652
3.55% , 07/15/27 .................. 909 900,141
3.60% , 01/15/28 .................. 859 849,006
1.50% , 01/31/28 .................. 830 783,161
5.50% , 03/15/28 .................. 871 895,773
5.25% , 07/15/28 .................. 500 513,406
5.80% , 11/15/28 .................. 1,010 1,053,714
5.20% , 02/15/29 .................. 750 769,868
3.95% , 03/15/29 .................. 607 601,038
3.80% , 08/15/29 .................. 1,497 1,469,325
2.90% , 01/15/30 .................. 669 631,834
5.00% , 01/31/30 .................. 445 455,658
4.90% , 03/15/30 .................. 905 923,585
2.10% , 06/15/30 .................. 871 787,255
1.88% , 10/15/30 .................. 762 675,219
2.70% , 04/15/31 .................. 735 670,921
2.30% , 09/15/31 .................. 720 637,629
4.05% , 03/15/32
(c)
................. 624 604,808
5.65% , 03/15/33 .................. 845 890,689
5.55% , 07/15/33 .................. 940 983,202
5.90% , 11/15/33 .................. 765 818,733
5.45% , 02/15/34 .................. 690 716,048
5.40% , 01/31/35 .................. 530 545,939
5.35% , 03/15/35 .................. 460 472,508
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
3.70% , 10/15/49 .................. USD 571 $ 429,413
3.10% , 06/15/50 .................. 937 630,750
2.95% , 01/15/51 .................. 1,165 752,849
Crown Castle, Inc.
4.00% , 03/01/27 .................. 547 545,152
2.90% , 03/15/27 .................. 815 800,118
3.65% , 09/01/27 .................. 1,059 1,048,209
5.00% , 01/11/28 .................. 945 958,009
3.80% , 02/15/28 .................. 1,042 1,030,707
4.80% , 09/01/28 .................. 780 789,633
4.30% , 02/15/29 .................. 660 657,264
5.60% , 06/01/29 .................. 735 763,584
4.90% , 09/01/29 .................. 635 643,993
3.10% , 11/15/29 .................. 582 553,523
3.30% , 07/01/30 .................. 772 731,777
2.25% , 01/15/31 .................. 970 864,031
2.10% , 04/01/31 .................. 1,027 901,561
2.50% , 07/15/31 .................. 780 694,408
5.10% , 05/01/33 .................. 745 754,520
5.80% , 03/01/34 .................. 800 842,256
5.20% , 09/01/34 .................. 665 672,859
2.90% , 04/01/41 .................. 1,230 901,413
4.75% , 05/15/47 .................. 309 272,414
5.20% , 02/15/49 .................. 359 330,846
4.00% , 11/15/49 .................. 110 84,594
4.15% , 07/01/50 .................. 490 388,842
3.25% , 01/15/51 .................. 886 594,648
CubeSmart LP
2.25% , 12/15/28 .................. 935 882,077
4.38% , 02/15/29 .................. 77 77,119
3.00% , 02/15/30 .................. 160 151,485
2.00% , 02/15/31 .................. 180 158,295
2.50% , 02/15/32 .................. 720 636,389
5.13% , 11/01/35 .................. 125 124,484
EPR Properties
4.75% , 12/15/26 .................. 415 416,216
4.50% , 06/01/27 .................. 400 400,180
4.95% , 04/15/28 .................. 270 272,216
3.75% , 08/15/29 .................. 575 553,836
3.60% , 11/15/31 .................. 450 415,737
Equinix, Inc.
2.90% , 11/18/26 .................. 701 691,958
1.80% , 07/15/27 .................. 725 696,942
1.55% , 03/15/28 .................. 600 565,297
2.00% , 05/15/28 .................. 584 553,651
3.20% , 11/18/29 .................. 1,131 1,084,245
2.15% , 07/15/30 .................. 963 870,987
2.50% , 05/15/31 .................. 655 591,124
3.90% , 04/15/32 .................. 815 783,001
3.00% , 07/15/50 .................. 662 433,437
2.95% , 09/15/51 .................. 555 355,357
3.40% , 02/15/52 .................. 590 413,689
Extra Space Storage LP
3.88% , 12/15/27 .................. 750 744,542
5.70% , 04/01/28 .................. 679 701,033
3.90% , 04/01/29 .................. 65 64,061
4.00% , 06/15/29 .................. 463 458,411
5.50% , 07/01/30 .................. 990 1,030,990
2.20% , 10/15/30 .................. 455 407,811
5.90% , 01/15/31 .................. 490 520,675
2.55% , 06/01/31 .................. 515 464,096
2.40% , 10/15/31 .................. 640 564,916
2.35% , 03/15/32 .................. 680 591,495
4.95% , 01/15/33 .................. 175 176,200
5.40% , 02/01/34 .................. 600 617,582

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
127
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
5.35% , 01/15/35 .................. USD 275 $ 281,198
5.40% , 06/15/35 .................. 490 501,443
Iron Mountain, Inc.
(d)
4.88% , 09/15/27 .................. 772 769,692
5.25% , 03/15/28 .................. 970 969,431
5.00% , 07/15/28 .................. 520 516,818
7.00% , 02/15/29 .................. 810 834,655
4.88% , 09/15/29 .................. 955 942,458
5.25% , 07/15/30 .................. 1,085 1,080,509
4.50% , 02/15/31 .................. 1,030 989,507
5.63% , 07/15/32 .................. 740 740,321
6.25% , 01/15/33 .................. 930 952,542
Millrose Properties, Inc.
(d)
6.38% , 08/01/30 .................. 535 542,612
6.25% , 09/15/32 .................. 185 185,883
Public Storage Operating Co.
1.50% , 11/09/26 .................. 795 775,784
3.09% , 09/15/27 .................. 780 768,803
1.85% , 05/01/28 .................. 865 821,362
1.95% , 11/09/28 .................. 720 678,001
5.13% , 01/15/29 .................. 570 588,056
3.39% , 05/01/29 .................. 580 566,623
4.38% , 07/01/30 .................. 490 493,087
2.30% , 05/01/31 .................. 690 622,122
2.25% , 11/09/31 .................. 660 585,741
5.10% , 08/01/33 .................. 615 638,199
5.00% , 07/01/35 .................. 380 384,990
5.35% , 08/01/53 .................. 1,000 986,068
SBA Communications Corp.
3.88% , 02/15/27 .................. 1,550 1,532,458
3.13% , 02/01/29 .................. 1,525 1,441,480
Weyerhaeuser Co.
6.95% , 10/01/27 .................. 362 381,061
4.00% , 11/15/29 .................. 808 798,329
4.00% , 04/15/30 .................. 918 904,773
7.38% , 03/15/32 .................. 741 845,637
3.38% , 03/09/33 .................. 360 328,338
4.00% , 03/09/52 .................. 550 430,479
78,307,083
Specialty Retail — 0.4%
Academy Ltd., 6.00%, 11/15/27
(d)
........ 405 405,607
Advance Auto Parts, Inc.
1.75% , 10/01/27 .................. 380 355,927
5.95% , 03/09/28 .................. 340 344,336
3.90% , 04/15/30 .................. 578 531,298
7.00% , 08/01/30
(d)
................. 430 435,190
3.50% , 03/15/32 .................. 350 301,485
7.38% , 08/01/33
(d)
................. 545 551,728
Arko Corp., 5.13%, 11/15/29
(c) (d)
......... 470 393,848
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 416 412,220
4.63% , 11/15/29
(d)
................. 810 786,678
4.75% , 03/01/30 .................. 453 442,462
5.00% , 02/15/32
(d)
................. 650 625,451
AutoNation, Inc.
3.80% , 11/15/27 .................. 275 272,411
1.95% , 08/01/28 .................. 186 174,336
4.75% , 06/01/30 .................. 621 622,626
2.40% , 08/01/31 .................. 590 516,195
3.85% , 03/01/32 .................. 565 527,330
5.89% , 03/15/35 .................. 225 232,294
AutoZone, Inc.
3.75% , 06/01/27 .................. 503 500,126
4.50% , 02/01/28 .................. 625 630,723
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
6.25% , 11/01/28 .................. USD 615 $ 650,391
3.75% , 04/18/29 .................. 415 408,828
5.10% , 07/15/29 .................. 580 596,253
4.00% , 04/15/30 .................. 863 852,418
5.13% , 06/15/30 .................. 255 263,065
1.65% , 01/15/31 .................. 778 677,155
4.75% , 08/01/32 .................. 725 730,674
4.75% , 02/01/33 .................. 645 645,428
5.20% , 08/01/33 .................. 235 241,495
6.55% , 11/01/33 .................. 500 557,588
5.40% , 07/15/34 .................. 630 651,004
Bath & Body Works, Inc.
6.69% , 01/15/27 .................. 320 326,841
5.25% , 02/01/28 .................. 445 447,402
7.50% , 06/15/29 .................. 465 476,264
6.63% , 10/01/30
(d)
................. 810 831,173
6.95% , 03/01/33 .................. 300 310,662
6.88% , 11/01/35 .................. 726 758,704
6.75% , 07/01/36 .................. 606 627,132
7.60% , 07/15/37 .................. 215 224,214
Best Buy Co., Inc.
4.45% , 10/01/28 .................. 631 636,015
1.95% , 10/01/30 .................. 870 773,971
Carvana Co.
(d)(g)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 1,688 1,763,696
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 2,181 2,428,423
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(d)
695 741,743
Dick's Sporting Goods, Inc.
4.00% , 10/01/29
(d)
................. 215 210,306
3.15% , 01/15/32
(c)
................. 760 697,750
4.10% , 01/15/52 .................. 935 696,722
EG Global Finance plc, 12.00%, 11/30/28
(d)
.. 1,105 1,210,679
Gap, Inc. (The)
(d)
3.63% , 10/01/29 .................. 795 747,561
3.88% , 10/01/31 .................. 835 763,435
Global Auto Holdings Ltd.
(d)
8.38% , 01/15/29 .................. 530 503,568
11.50% , 08/15/29 ................. 475 490,727
8.75% , 01/15/32 .................. 390 369,239
Group 1 Automotive, Inc.
(d)
4.00% , 08/15/28 .................. 740 718,063
6.38% , 01/15/30 .................. 550 561,798
Home Depot, Inc. (The)
2.50% , 04/15/27 .................. 900 883,008
2.88% , 04/15/27 .................. 940 927,301
4.88% , 06/25/27 .................. 940 955,412
2.80% , 09/14/27 .................. 1,083 1,063,280
0.90% , 03/15/28 .................. 555 519,662
1.50% , 09/15/28 .................. 1,115 1,045,247
3.75% , 09/15/28 .................. 300 299,282
3.90% , 12/06/28 .................. 1,210 1,210,268
4.90% , 04/15/29 .................. 540 555,907
2.95% , 06/15/29 .................. 1,913 1,847,127
4.75% , 06/25/29 .................. 1,475 1,510,357
2.70% , 04/15/30 .................. 1,468 1,385,488
3.95% , 09/15/30
(c)
................. 370 368,085
1.38% , 03/15/31 .................. 1,400 1,210,634
4.85% , 06/25/31 .................. 1,040 1,074,186
1.88% , 09/15/31 .................. 885 775,493
3.25% , 04/15/32 .................. 1,455 1,363,045
4.50% , 09/15/32 .................. 855 866,769
4.95% , 06/25/34 .................. 1,620 1,659,564
4.65% , 09/15/35 .................. 625 618,926

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
128
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
5.88% , 12/16/36 .................. USD 3,124 $ 3,392,710
3.30% , 04/15/40 .................. 1,251 1,026,647
5.40% , 09/15/40 .................. 573 592,579
5.95% , 04/01/41 .................. 642 691,009
4.20% , 04/01/43 .................. 982 855,388
4.88% , 02/15/44 .................. 1,103 1,043,475
4.40% , 03/15/45 .................. 1,006 887,514
4.25% , 04/01/46 .................. 1,454 1,250,653
3.90% , 06/15/47 .................. 1,208 975,354
4.50% , 12/06/48 .................. 1,483 1,302,433
3.13% , 12/15/49 .................. 1,335 925,542
3.35% , 04/15/50 .................. 1,456 1,049,071
2.38% , 03/15/51 .................. 1,303 762,219
2.75% , 09/15/51 .................. 853 537,927
3.63% , 04/15/52 .................. 1,510 1,127,959
4.95% , 09/15/52 .................. 1,040 967,166
5.30% , 06/25/54 .................. 1,425 1,386,598
3.50% , 09/15/56 .................. 825 589,112
5.40% , 06/25/64 .................. 145 142,698
InRetail Consumer, 3.25%, 03/22/28
(e)
..... 600 583,273
JMH Co. Ltd.
(e)
2.50% , 04/09/31 .................. 800 732,187
2.88% , 04/09/36 .................. 400 339,524
Ken Garff Automotive LLC, 4.88%, 09/15/28
(d)
435 426,718
LBM Acquisition LLC
(d)
6.25% , 01/15/29 .................. 760 693,421
9.50% , 06/15/31 .................. 405 423,905
LCM Investments Holdings II LLC
(d)
4.88% , 05/01/29 .................. 972 946,886
8.25% , 08/01/31 .................. 845 888,947
Lithia Motors, Inc.
(d)
4.63% , 12/15/27 .................. 430 426,353
3.88% , 06/01/29 .................. 740 706,971
5.50% , 10/01/30 .................. 295 295,580
4.38% , 01/15/31 .................. 575 548,260
Lowe's Cos., Inc.
3.35% , 04/01/27 .................. 605 599,396
3.10% , 05/03/27 .................. 1,343 1,324,517
3.95% , 10/15/27 .................. 925 923,641
1.30% , 04/15/28 .................. 1,130 1,058,718
1.70% , 09/15/28 .................. 1,075 1,006,630
4.00% , 10/15/28 .................. 915 913,101
6.50% , 03/15/29 .................. 380 408,113
3.65% , 04/05/29 .................. 1,483 1,457,966
4.50% , 04/15/30 .................. 1,378 1,393,045
1.70% , 10/15/30 .................. 1,370 1,208,863
4.25% , 03/15/31 .................. 975 967,662
2.63% , 04/01/31 .................. 990 904,095
3.75% , 04/01/32 .................. 1,440 1,374,219
4.50% , 10/15/32 .................. 925 916,186
5.00% , 04/15/33 .................. 1,130 1,154,122
5.15% , 07/01/33
(c)
................. 520 535,305
4.85% , 10/15/35 .................. 980 968,160
5.50% , 10/15/35 .................. 200 208,036
5.00% , 04/15/40 .................. 283 274,563
2.80% , 09/15/41 .................. 1,055 763,558
4.65% , 04/15/42 .................. 545 500,613
4.38% , 09/15/45 .................. 485 412,280
3.70% , 04/15/46 .................. 1,125 863,323
4.05% , 05/03/47 .................. 1,438 1,154,787
4.55% , 04/05/49 .................. 625 531,928
5.13% , 04/15/50 .................. 463 426,316
3.00% , 10/15/50 .................. 1,719 1,114,790
3.50% , 04/01/51 .................. 405 287,455
4.25% , 04/01/52 .................. 1,175 938,884
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
5.63% , 04/15/53 .................. USD 1,465 $ 1,444,766
5.75% , 07/01/53 .................. 520 521,537
4.45% , 04/01/62 .................. 1,232 983,705
5.80% , 09/15/62 .................. 850 847,467
5.85% , 04/01/63 .................. 465 467,668
Michaels Cos., Inc. (The)
(d)
5.25% , 05/01/28 .................. 860 802,896
7.88% , 05/01/29 .................. 996 877,937
Murphy Oil USA, Inc.
5.63% , 05/01/27 .................. 405 405,164
4.75% , 09/15/29 .................. 525 518,244
3.75% , 02/15/31
(d)
................. 546 508,027
O'Reilly Automotive, Inc.
5.75% , 11/20/26 .................. 325 330,326
3.60% , 09/01/27 .................. 651 645,268
4.35% , 06/01/28 .................. 370 372,035
3.90% , 06/01/29 .................. 759 751,363
4.20% , 04/01/30 .................. 540 536,816
1.75% , 03/15/31 .................. 610 531,189
4.70% , 06/15/32 .................. 875 880,741
5.00% , 08/19/34 .................. 525 528,620
Park River Holdings, Inc.
(d)
8.75% , 12/31/30 .................. 640 637,275
8.00% , 03/15/31 .................. 215 221,271
Penske Automotive Group, Inc., 3.75%,
06/15/29 ...................... 500 478,589
PetSmart LLC
(d)
7.50% , 09/15/32 .................. 1,760 1,759,514
10.00% , 09/15/33 ................. 730 734,194
Ross Stores, Inc., 1.88%, 04/15/31 ....... 495 432,392
Saks Global Enterprises LLC, 11.00%,
12/15/29
(c) (d)
.................... 1,927 848,517
Sally Holdings LLC, 6.75%, 03/01/32
(c)
..... 620 645,955
Sonic Automotive, Inc.
(d)
4.63% , 11/15/29
(c)
................. 644 626,710
4.88% , 11/15/31 .................. 560 533,741
Specialty Building Products Holdings LLC,
7.75%, 10/15/29
(d)
................ 555 557,988
Staples, Inc.
(d)
10.75% , 09/01/29 ................. 2,250 2,195,148
12.75% , 01/15/30 ................. 816 629,164
TJX Cos., Inc. (The)
1.15% , 05/15/28 .................. 760 709,612
3.88% , 04/15/30 .................. 797 792,924
1.60% , 05/15/31 .................. 400 350,472
4.50% , 04/15/50 .................. 740 655,789
Tractor Supply Co.
1.75% , 11/01/30 .................. 635 559,405
5.25% , 05/15/33 .................. 325 336,135
Upbound Group, Inc., 6.38%, 02/15/29
(d)
.... 440 425,990
Valvoline, Inc., 3.63%, 06/15/31
(d)
........ 560 510,040
Victoria's Secret & Co., 4.63%, 07/15/29
(c) (d)
.. 685 655,469
Victra Holdings LLC, 8.75%, 09/15/29
(c) (d)
... 450 477,602
White Cap Buyer LLC, 6.88%, 10/15/28
(d)
... 670 670,000
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(d)
..................... 260 262,870
Zhongsheng Group Holdings Ltd., 5.98%,
01/30/28
(e)
..................... 600 607,014
133,167,599
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.35% , 02/09/27 .................. 2,100 2,088,398
3.20% , 05/11/27 .................. 1,834 1,818,948
3.00% , 06/20/27 .................. 1,382 1,365,430

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
129
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
2.90% , 09/12/27 .................. USD 1,741 $ 1,713,309
3.00% , 11/13/27 .................. 1,604 1,583,091
1.20% , 02/08/28 .................. 2,522 2,384,263
4.00% , 05/10/28 .................. 1,270 1,276,180
4.00% , 05/12/28 .................. 1,060 1,064,619
1.40% , 08/05/28 .................. 1,955 1,834,402
3.25% , 08/08/29 .................. 855 837,117
2.20% , 09/11/29 .................. 1,591 1,494,521
4.15% , 05/10/30 .................. 505 510,435
1.65% , 05/11/30 .................. 1,682 1,522,064
4.20% , 05/12/30 .................. 1,020 1,028,953
1.25% , 08/20/30 .................. 1,246 1,099,879
1.65% , 02/08/31 .................. 2,860 2,537,192
1.70% , 08/05/31 .................. 793 699,711
4.50% , 05/12/32 .................. 1,010 1,028,366
3.35% , 08/08/32 .................. 1,075 1,025,630
4.30% , 05/10/33 .................. 980 992,144
4.75% , 05/12/35 .................. 945 966,624
4.50% , 02/23/36
(c)
................. 1,090 1,103,273
2.38% , 02/08/41 .................. 1,468 1,054,365
3.85% , 05/04/43 .................. 2,928 2,496,856
4.45% , 05/06/44 .................. 1,012 941,708
3.45% , 02/09/45 .................. 1,969 1,556,638
4.38% , 05/13/45 .................. 1,784 1,607,829
4.65% , 02/23/46 .................. 3,577 3,333,256
3.85% , 08/04/46 .................. 2,046 1,680,760
4.25% , 02/09/47 .................. 1,063 928,654
3.75% , 09/12/47 .................. 1,052 845,740
3.75% , 11/13/47 .................. 903 726,285
2.95% , 09/11/49 .................. 1,335 914,236
2.65% , 05/11/50 .................. 2,373 1,510,616
2.40% , 08/20/50 .................. 1,292 782,674
2.65% , 02/08/51 .................. 2,600 1,649,565
2.70% , 08/05/51 .................. 1,725 1,098,100
3.95% , 08/08/52 .................. 1,635 1,323,803
4.85% , 05/10/53
(c)
................. 1,160 1,120,909
2.55% , 08/20/60 .................. 1,850 1,075,882
2.80% , 02/08/61 .................. 1,700 1,026,222
2.85% , 08/05/61 .................. 1,485 900,642
4.10% , 08/08/62 .................. 1,250 1,005,889
Dell International LLC
6.10% , 07/15/27 .................. 546 561,684
5.25% , 02/01/28 .................. 695 710,811
4.75% , 04/01/28 .................. 320 324,477
4.15% , 02/15/29 .................. 830 829,144
5.30% , 10/01/29 .................. 1,638 1,690,882
4.35% , 02/01/30 .................. 520 519,595
5.00% , 04/01/30 .................. 395 404,127
6.20% , 07/15/30 .................. 878 939,832
4.50% , 02/15/31 .................. 800 798,068
5.30% , 04/01/32 .................. 785 809,513
4.75% , 10/06/32 .................. 800 797,801
5.75% , 02/01/33 .................. 745 786,597
5.40% , 04/15/34 .................. 665 684,923
4.85% , 02/01/35 .................. 935 920,004
5.50% , 04/01/35 .................. 890 919,093
5.10% , 02/15/36 .................. 815 806,469
8.10% , 07/15/36 .................. 989 1,202,995
3.38% , 12/15/41 .................. 960 738,339
8.35% , 07/15/46 .................. 331 428,493
3.45% , 12/15/51
(c)
................. 969 677,725
Dell, Inc.
7.10% , 04/15/28 .................. 355 378,506
6.50% , 04/15/38 .................. 375 408,004
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(d)
.... 955 1,015,065
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.
4.05% , 09/15/27 .................. USD 725 $ 723,545
4.40% , 09/25/27 .................. 1,325 1,329,906
5.25% , 07/01/28 .................. 520 533,863
4.15% , 09/15/28 .................. 745 743,482
4.55% , 10/15/29 .................. 1,630 1,638,775
4.40% , 10/15/30 .................. 845 838,024
4.85% , 10/15/31 .................. 860 868,300
5.00% , 10/15/34 .................. 1,940 1,922,825
6.20% , 10/15/35 .................. 539 581,434
6.35% , 10/15/45 .................. 1,660 1,727,905
5.60% , 10/15/54 .................. 845 796,999
HP, Inc.
3.00% , 06/17/27 .................. 1,244 1,221,033
4.75% , 01/15/28 .................. 1,050 1,062,592
4.00% , 04/15/29 .................. 855 845,411
5.40% , 04/25/30 .................. 335 347,674
3.40% , 06/17/30 .................. 275 262,396
2.65% , 06/17/31 .................. 1,472 1,324,993
4.20% , 04/15/32 .................. 290 281,468
5.50% , 01/15/33 .................. 805 829,919
6.10% , 04/25/35 .................. 375 397,478
6.00% , 09/15/41 .................. 1,265 1,295,858
Lenovo Group Ltd.
(e)
5.83% , 01/27/28 .................. 600 620,160
3.42% , 11/02/30 .................. 1,000 954,520
6.54% , 07/27/32 .................. 600 661,682
NetApp, Inc.
2.38% , 06/22/27 .................. 575 559,215
2.70% , 06/22/30 .................. 817 757,932
5.50% , 03/17/32 .................. 485 504,937
5.70% , 03/17/35 .................. 535 559,509
Seagate Data Storage Technology Pte. Ltd.
(d)
4.09% , 06/01/29 .................. 480 466,900
8.25% , 12/15/29 .................. 477 506,693
5.88% , 07/15/30 .................. 310 318,594
4.13% , 01/15/31
(c)
................. 335 315,190
8.50% , 07/15/31 .................. 517 550,575
9.63% , 12/01/32 .................. 635 723,840
5.75% , 12/01/34
(c)
................. 529 541,901
Seagate HDD Cayman, 5.75%, 12/01/34
(c)
.. 50 49,974
Teledyne FLIR LLC, 2.50%, 08/01/30 ...... 660 608,064
Western Digital Corp.
2.85% , 02/01/29 .................. 640 606,590
3.10% , 02/01/32 .................. 515 468,647
Xerox Corp.
10.25% , 10/15/30
(d)
................ 210 214,715
13.50% , 04/15/31
(c) (d)
............... 480 464,259
4.80% , 03/01/35
(c)
................. 260 78,950
6.75% , 12/15/39
(c)
................. 361 133,454
Xerox Holdings Corp.
(c)(d)
5.50% , 08/15/28 .................. 785 376,692
8.88% , 11/30/29 .................. 435 190,113
105,714,311
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC, 10.00%, (10.00%
Cash or 10.75% PIK), 07/15/33
(d) (g)
...... 1,495 1,559,385
Champ Acquisition Corp., 8.38%, 12/01/31
(d)
. 600 639,080
Crocs, Inc.
(d)
4.25% , 03/15/29 .................. 406 389,684
4.13% , 08/15/31
(c)
................. 390 358,579
Gildan Activewear, Inc.
(d)
4.70% , 10/07/30 .................. 600 597,213
5.40% , 10/07/35 .................. 580 578,185

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
130
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc., 9.00%, 02/15/31
(c) (d)
.... USD 580 $ 612,409
Kontoor Brands, Inc., 4.13%, 11/15/29
(d)
.... 461 438,577
Levi Strauss & Co., 3.50%, 03/01/31
(d)
..... 540 500,752
NIKE, Inc.
2.38% , 11/01/26 .................. 1,280 1,261,973
2.75% , 03/27/27 .................. 957 943,315
2.85% , 03/27/30 .................. 1,507 1,433,486
3.25% , 03/27/40 .................. 1,150 934,144
3.63% , 05/01/43 .................. 602 486,748
3.88% , 11/01/45 .................. 1,100 899,298
3.38% , 11/01/46 .................. 600 450,192
3.38% , 03/27/50 .................. 1,312 957,597
PVH Corp., 5.50%, 06/13/30 ........... 375 381,827
Ralph Lauren Corp.
2.95% , 06/15/30 .................. 472 446,177
5.00% , 06/15/32 .................. 85 87,413
S&S Holdings LLC, 8.38%, 10/01/31
(d)
..... 650 621,293
Tapestry, Inc.
4.13% , 07/15/27 .................. 419 417,986
5.10% , 03/11/30 .................. 580 593,949
3.05% , 03/15/32 .................. 610 551,207
5.50% , 03/11/35 .................. 355 361,184
Under Armour, Inc., 7.25%, 07/15/30
(d)
..... 100 98,715
VF Corp.
2.80% , 04/23/27 .................. 481 468,430
2.95% , 04/23/30 .................. 795 697,924
6.00% , 10/15/33 .................. 310 298,782
6.45% , 11/01/37 .................. 200 187,313
William Carter Co. (The)
(d)
5.63% , 03/15/27 .................. 501 501,123
7.38% , 02/15/31 .................. 550 547,816
Wolverine World Wide, Inc., 4.00%, 08/15/29
(d)
555 507,997
19,809,753
Tobacco — 0.3%
Altria Group, Inc.
4.88% , 02/04/28 .................. 225 228,628
6.20% , 11/01/28 .................. 635 669,585
4.80% , 02/14/29 .................. 2,080 2,111,144
3.40% , 05/06/30 .................. 942 903,763
4.50% , 08/06/30 .................. 420 421,459
2.45% , 02/04/32 .................. 1,400 1,230,493
6.88% , 11/01/33 .................. 610 685,223
5.63% , 02/06/35 .................. 380 393,069
5.25% , 08/06/35 .................. 530 534,070
5.80% , 02/14/39 .................. 2,042 2,100,760
3.40% , 02/04/41 .................. 1,545 1,193,382
4.25% , 08/09/42 .................. 977 816,283
4.50% , 05/02/43 .................. 732 624,908
5.38% , 01/31/44 .................. 1,432 1,392,289
3.88% , 09/16/46 .................. 1,433 1,090,525
5.95% , 02/14/49 .................. 2,368 2,403,431
4.45% , 05/06/50 .................. 442 357,546
3.70% , 02/04/51 .................. 1,237 887,824
4.00% , 02/04/61
(c)
................. 578 421,832
BAT Capital Corp.
4.70% , 04/02/27 .................. 1,162 1,168,564
3.56% , 08/15/27 .................. 1,166 1,153,961
2.26% , 03/25/28 .................. 1,743 1,666,976
3.46% , 09/06/29 .................. 650 630,969
4.91% , 04/02/30 .................. 999 1,018,259
6.34% , 08/02/30 .................. 915 986,134
5.83% , 02/20/31 .................. 1,135 1,200,568
2.73% , 03/25/31 .................. 1,199 1,096,433
4.74% , 03/16/32 .................. 950 955,257
Security
Par (000)
Par (000) Value
Tobacco (continued)
5.35% , 08/15/32 .................. USD 685 $ 708,154
7.75% , 10/19/32 .................. 460 535,314
4.63% , 03/22/33 .................. 400 395,568
6.42% , 08/02/33 .................. 555 609,410
6.00% , 02/20/34 .................. 865 922,512
5.63% , 08/15/35 .................. 900 933,265
4.39% , 08/15/37 .................. 2,491 2,280,740
3.73% , 09/25/40 .................. 425 343,808
7.08% , 08/02/43 .................. 540 608,334
4.54% , 08/15/47 .................. 1,978 1,653,373
4.76% , 09/06/49 .................. 1,007 856,635
5.28% , 04/02/50 .................. 477 435,434
3.98% , 09/25/50 .................. 260 193,866
5.65% , 03/16/52 .................. 635 606,277
7.08% , 08/02/53 .................. 990 1,132,817
6.25% , 08/15/55 .................. 120 124,653
BAT International Finance plc
4.45% , 03/16/28 .................. 951 956,313
5.93% , 02/02/29 .................. 1,080 1,133,835
Imperial Brands Finance plc
(d)
6.13% , 07/27/27 .................. 675 695,524
4.50% , 06/30/28 .................. 400 402,461
3.88% , 07/26/29 .................. 1,110 1,088,658
5.50% , 02/01/30 .................. 740 767,317
5.88% , 07/01/34 .................. 840 874,796
5.63% , 07/01/35 .................. 400 408,132
6.38% , 07/01/55 .................. 400 415,913
Japan Tobacco, Inc.
(d)
4.85% , 05/15/28 .................. 300 305,158
5.25% , 06/15/30 .................. 260 269,625
5.85% , 06/15/35 .................. 255 272,419
JT International Financial Services BV
2.25% , 09/14/31
(e)
................. 400 352,346
6.88% , 10/24/32
(d)
................. 410 460,662
KT&G Corp., 5.00%, 05/02/28
(e)
......... 200 203,546
Philip Morris International, Inc.
4.75% , 02/12/27 .................. 965 974,103
3.13% , 08/17/27 .................. 525 517,248
4.38% , 11/01/27 .................. 775 780,562
5.13% , 11/17/27 .................. 1,279 1,304,692
4.88% , 02/15/28 .................. 1,755 1,784,677
3.13% , 03/02/28 .................. 505 494,470
4.13% , 04/28/28 .................. 600 601,358
5.25% , 09/07/28 .................. 810 834,305
3.88% , 10/27/28 .................. 465 462,541
4.88% , 02/13/29 .................. 1,200 1,224,815
3.38% , 08/15/29 .................. 1,100 1,070,221
4.63% , 11/01/29 .................. 635 644,273
5.63% , 11/17/29 .................. 1,108 1,162,785
5.13% , 02/15/30 .................. 1,935 1,996,855
4.38% , 04/30/30 .................. 475 476,922
2.10% , 05/01/30 .................. 760 693,676
5.50% , 09/07/30 .................. 985 1,034,045
4.00% , 10/29/30 .................. 625 616,084
1.75% , 11/01/30 .................. 1,001 886,467
5.13% , 02/13/31 .................. 1,010 1,044,664
4.75% , 11/01/31 .................. 705 716,022
4.25% , 10/29/32 .................. 625 610,517
5.75% , 11/17/32 .................. 1,585 1,687,393
5.38% , 02/15/33 .................. 2,335 2,433,253
5.63% , 09/07/33 .................. 900 951,716
5.25% , 02/13/34 .................. 1,715 1,769,656
4.90% , 11/01/34 .................. 690 692,738
4.88% , 04/30/35 .................. 540 538,952
4.63% , 10/29/35 .................. 650 635,069

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
131
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco (continued)
6.38% , 05/16/38 .................. USD 1,286 $ 1,436,894
4.38% , 11/15/41 .................. 763 679,271
4.50% , 03/20/42 .................. 759 682,568
3.88% , 08/21/42 .................. 868 717,528
4.13% , 03/04/43 .................. 731 623,010
4.88% , 11/15/43 .................. 618 575,047
4.25% , 11/10/44 .................. 1,300 1,112,850
Reynolds American, Inc.
5.70% , 08/15/35 .................. 691 719,159
7.25% , 06/15/37 .................. 401 462,246
6.15% , 09/15/43 .................. 573 587,780
5.85% , 08/15/45 .................. 2,220 2,191,026
Turning Point Brands, Inc., 7.63%, 03/15/32
(d)
150 159,017
87,876,675
Trading Companies & Distributors — 0.2%
Air Lease Corp.
2.20% , 01/15/27 .................. 655 638,465
3.63% , 04/01/27 .................. 658 651,369
3.63% , 12/01/27 .................. 763 751,129
5.85% , 12/15/27 .................. 204 209,691
5.30% , 02/01/28 .................. 725 736,780
2.10% , 09/01/28 .................. 545 510,635
4.63% , 10/01/28 .................. 580 581,578
5.10% , 03/01/29 .................. 350 355,041
3.25% , 10/01/29 .................. 498 473,539
3.00% , 02/01/30 .................. 547 510,066
3.13% , 12/01/30 .................. 865 799,414
5.20% , 07/15/31 .................. 375 381,633
2.88% , 01/15/32 .................. 680 608,681
Aircastle Ltd.
(d)
2.85% , 01/26/28 .................. 335 323,463
6.50% , 07/18/28 .................. 765 803,225
5.95% , 02/15/29 .................. 740 770,308
5.75% , 10/01/31 .................. 490 509,984
Alta Equipment Group, Inc., 9.00%, 06/01/29
(c) (d)
530 481,282
Aviation Capital Group LLC
(d)
4.75% , 04/14/27 .................. 145 145,597
3.50% , 11/01/27 .................. 466 457,388
6.25% , 04/15/28 .................. 610 634,360
6.75% , 10/25/28 .................. 345 365,950
5.38% , 07/15/29 .................. 560 573,212
5.13% , 04/10/30 .................. 390 395,939
6.38% , 07/15/30 .................. 307 327,552
4.80% , 10/24/30 .................. 365 364,671
BlueLinx Holdings, Inc., 6.00%, 11/15/29
(d)
... 330 324,103
BOC Aviation Ltd.
3.50% , 09/18/27
(e)
................. 600 592,997
4.50% , 05/23/28
(e)
................. 600 604,929
3.00% , 09/11/29
(c) (d)
................ 600 573,851
2.63% , 09/17/30
(d)
................. 800 743,732
Boise Cascade Co., 4.88%, 07/01/30
(c) (d)
.... 430 424,242
Ferguson Enterprises, Inc.
4.35% , 03/15/31 .................. 520 517,469
5.00% , 10/03/34 .................. 135 136,009
FTAI Aviation Investors LLC
(d)
5.50% , 05/01/28 .................. 912 912,276
7.88% , 12/01/30 .................. 507 538,568
7.00% , 05/01/31 .................. 695 727,552
7.00% , 06/15/32 .................. 830 870,018
5.88% , 04/15/33 .................. 525 529,467
GATX Corp.
5.40% , 03/15/27 .................. 90 91,322
3.85% , 03/30/27 .................. 403 400,772
3.50% , 03/15/28 .................. 130 127,633
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
4.55% , 11/07/28 .................. USD 344 $ 346,128
4.70% , 04/01/29 .................. 305 308,874
4.00% , 06/30/30 .................. 505 496,259
1.90% , 06/01/31 .................. 291 253,940
3.50% , 06/01/32 .................. 455 422,287
4.90% , 03/15/33 .................. 565 567,863
5.45% , 09/15/33 .................. 515 531,652
6.05% , 03/15/34 .................. 605 646,383
6.90% , 05/01/34 .................. 295 332,193
5.50% , 06/15/35 .................. 515 528,935
5.20% , 03/15/44 .................. 400 380,386
3.10% , 06/01/51 .................. 655 426,434
6.05% , 06/05/54 .................. 920 947,275
Herc Holdings, Inc.
(d)
5.50% , 07/15/27 .................. 1,206 1,205,879
6.63% , 06/15/29 .................. 805 831,560
7.00% , 06/15/30 .................. 430 450,230
7.25% , 06/15/33
(c)
................. 905 954,400
Imola Merger Corp., 4.75%, 05/15/29
(d)
..... 1,931 1,906,507
Marubeni Corp., 5.38%, 04/01/35
(d)
....... 215 222,694
Mitsubishi Corp.
(d)
5.00% , 07/05/28 .................. 455 465,362
5.00% , 07/02/29 .................. 450 462,412
4.13% , 09/09/30 .................. 200 199,299
5.13% , 07/17/34
(c)
................. 535 553,694
4.88% , 09/09/35 .................. 250 251,524
QXO Building Products, Inc., 6.75%, 04/30/32
(d)
1,020 1,058,019
Sumitomo Corp., 5.35%, 07/03/34
(e)
....... 450 466,986
TTX Co.
(d)
5.05% , 11/15/34 .................. 95 97,556
4.20% , 07/01/46 .................. 415 353,850
4.60% , 02/01/49 .................. 480 428,557
5.65% , 12/01/52 .................. 310 318,160
United Rentals North America, Inc.
5.50% , 05/15/27 .................. 493 493,635
3.88% , 11/15/27 .................. 807 796,675
4.88% , 01/15/28 .................. 1,035 1,034,042
6.00% , 12/15/29
(d)
................. 1,578 1,619,854
5.25% , 01/15/30 .................. 725 730,454
4.00% , 07/15/30 .................. 690 662,496
3.88% , 02/15/31 .................. 1,071 1,015,131
3.75% , 01/15/32 .................. 760 707,588
6.13% , 03/15/34
(d)
................. 990 1,034,500
WESCO Distribution, Inc.
(d)
7.25% , 06/15/28 .................. 1,279 1,296,577
6.38% , 03/15/29 .................. 840 866,592
6.63% , 03/15/32 .................. 885 924,912
6.38% , 03/15/33 .................. 270 282,065
WW Grainger, Inc.
4.45% , 09/15/34 .................. 550 545,483
4.60% , 06/15/45 .................. 945 863,952
3.75% , 05/15/46 .................. 440 353,058
4.20% , 05/15/47 .................. 395 334,432
51,452,636
Transportation Infrastructure — 0.1%
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31
(e)
1,000 908,778
Adani Ports & Special Economic Zone Ltd.
(e)
4.00% , 07/30/27 .................. 400 392,673
4.20% , 08/04/27 .................. 600 592,071
4.38% , 07/03/29 .................. 640 624,383
3.10% , 02/02/31 .................. 400 356,424
3.83% , 02/02/32 .................. 200 181,653
5.00% , 08/02/41 .................. 500 427,819

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
132
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
CMHI Finance BVI Co. Ltd.
(e)
4.00% , 06/01/27 .................. USD 600 $ 599,424
5.00% , 08/06/28 .................. 800 816,579
DP World Crescent Ltd.
(e)
4.85% , 09/26/28 .................. 1,000 1,011,420
3.88% , 07/18/29 .................. 1,000 978,329
3.75% , 01/30/30 .................. 400 388,786
5.50% , 09/13/33 .................. 1,400 1,458,970
5.50% , 05/08/35 .................. 1,400 1,458,921
DP World Ltd.
6.85% , 07/02/37
(d)
................. 1,720 1,982,181
5.63% , 09/25/48
(e)
................. 1,200 1,197,055
4.70% , 09/30/49
(e)
................. 400 349,862
HPHT Finance 25 Ltd., 5.00%, 02/21/30
(e)
... 400 406,951
Incora Top Holdco LLC, 6.00%, 01/31/33
(b)
.. 152 34,783
ITR Concession Co. LLC, 5.18%, 07/15/35
(d)
. 288 283,658
Mersin Uluslararasi Liman Isletmeciligi A/S,
8.25%, 11/15/28
(e)
................ 600 625,510
Port of Newcastle Investments Financing Pty.
Ltd., 5.90%, 11/24/31
(c) (d)
............ 290 299,546
PSA Treasury Pte. Ltd.
(e)
2.13% , 09/05/29 .................. 400 372,886
2.25% , 04/30/30 .................. 800 741,654
Seaspan Corp., 5.50%, 08/01/29
(d)
....... 850 816,132
Shanghai Port Group BVI Development 2 Co.
Ltd., 2.38%, 07/13/30
(e)
............. 1,000 933,115
Shanghai Port Group BVI Development Co.
Ltd.
(e)
3.38% , 06/18/29 .................. 300 294,309
2.85% , 09/11/29 .................. 200 192,231
Shanhai Hong Kong International Investments
Ltd., 4.85%, 04/24/28
(e)
............. 400 400,213
Transurban Finance Co. Pty. Ltd.
(d)
3.38% , 03/22/27 .................. 495 490,089
2.45% , 03/16/31 .................. 385 349,602
4.92% , 03/24/36 .................. 475 474,038
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd.,
5.90%, 02/28/34
(e)
................ 200 208,627
20,648,672
Water Utilities — 0.1%
Aegea Finance SARL
9.00% , 01/20/31
(c) (e)
................ 800 845,436
7.63% , 01/20/36
(d)
................. 600 585,891
American Water Capital Corp.
2.95% , 09/01/27 .................. 813 798,071
3.75% , 09/01/28 .................. 702 696,746
3.45% , 06/01/29 .................. 1,077 1,052,579
2.80% , 05/01/30 .................. 711 670,698
2.30% , 06/01/31 .................. 510 459,182
4.45% , 06/01/32 .................. 520 519,515
5.15% , 03/01/34 .................. 800 824,964
5.25% , 03/01/35 .................. 850 875,480
6.59% , 10/15/37 .................. 518 586,886
4.30% , 12/01/42 .................. 420 368,189
4.30% , 09/01/45 .................. 467 407,350
4.00% , 12/01/46 .................. 380 312,198
3.75% , 09/01/47 .................. 657 514,589
4.20% , 09/01/48 .................. 696 576,016
4.15% , 06/01/49 .................. 485 398,464
3.45% , 05/01/50 .................. 475 345,242
3.25% , 06/01/51 .................. 470 326,509
5.45% , 03/01/54 .................. 750 740,850
5.70% , 09/01/55 .................. 940 956,353
Security
Par (000)
Par (000) Value
Water Utilities (continued)
Essential Utilities, Inc.
4.80% , 08/15/27 .................. USD 350 $ 353,572
3.57% , 05/01/29 .................. 715 698,782
2.70% , 04/15/30 .................. 671 625,911
2.40% , 05/01/31 .................. 588 526,882
5.38% , 01/15/34 .................. 225 231,458
5.25% , 08/15/35 .................. 275 278,867
4.28% , 05/01/49 .................. 560 456,215
3.35% , 04/15/50 .................. 648 448,385
5.30% , 05/01/52 .................. 565 531,189
Manila Water Co., Inc., 4.38%, 07/30/30
(e)
... 400 397,059
National Central Cooling Co. PJSC
(e)
2.50% , 10/21/27 .................. 500 481,582
5.28% , 03/05/30 .................. 600 617,692
Sabesp Lux SARL, 5.63%, 08/20/30
(e)
..... 400 404,552
United Utilities plc, 6.88%, 08/15/28 ....... 460 491,362
19,404,716
Wireless Telecommunication Services — 0.3%
Altice France Lux 3, 10.00%, 01/15/33
(d)
.... 222 208,763
America Movil SAB de CV
3.63% , 04/22/29 .................. 695 680,521
2.88% , 05/07/30 .................. 1,277 1,200,965
4.70% , 07/21/32 .................. 400 402,660
6.38% , 03/01/35 .................. 1,140 1,264,500
6.13% , 11/15/37 .................. 500 541,301
6.13% , 03/30/40 .................. 2,073 2,230,060
4.38% , 07/16/42 .................. 1,124 993,870
4.38% , 04/22/49 .................. 1,105 948,334
Axiata SPV2 Bhd., 2.16%, 08/19/30
(e)
...... 400 361,177
Axiata Spv5 Labuan Ltd., 3.06%, 08/19/50
(e)
. 600 438,035
Bharti Airtel Ltd., 3.25%, 06/03/31
(e)
....... 700 657,167
C&W Senior Finance Ltd., 9.00%, 01/15/33
(e)
. 800 813,079
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(e)
..................... 450 406,932
Connect Finco SARL, 9.00%, 09/15/29
(c) (d)
... 1,995 2,113,731
CT Trust, 5.13%, 02/03/32
(c) (e)
.......... 800 757,210
Digicel International Finance Ltd., 8.63%,
08/01/32
(e)
..................... 1,800 1,792,710
Empresa Nacional de Telecomunicaciones SA,
3.05%, 09/14/32
(c) (e)
............... 700 617,476
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(e) (f) (h)
............... 600 596,033
Maya SAS
(d)
7.00% , 10/15/28 .................. 890 903,301
8.50% , 04/15/31 .................. 1,095 1,176,768
Millicom International Cellular SA
(e)
6.25% , 03/25/29 .................. 540 541,824
4.50% , 04/27/31
(c)
................. 800 748,322
Oztel Holdings SPC Ltd., 6.63%, 04/24/28
(e)
.. 650 681,927
PLDT, Inc.
(e)
2.50% , 01/23/31 .................. 200 182,290
3.45% , 06/23/50 .................. 400 288,269
Rogers Communications, Inc.
2.90% , 11/15/26 .................. 840 827,951
3.20% , 03/15/27 .................. 1,030 1,015,532
5.00% , 02/15/29 .................. 1,020 1,038,729
3.80% , 03/15/32 .................. 1,625 1,532,332
5.30% , 02/15/34 .................. 1,290 1,305,562
7.50% , 08/15/38 .................. 315 367,286
4.50% , 03/15/42 .................. 502 435,754
4.50% , 03/15/43
(c)
................. 653 563,132
5.45% , 10/01/43 .................. 780 750,244
5.00% , 03/15/44 .................. 739 679,135

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
133
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.30% , 02/15/48 .................. USD 355 $ 288,925
3.70% , 11/15/49 .................. 638 471,185
4.55% , 03/15/52 .................. 1,835 1,505,533
Series NC5 , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.65%), 7.00% , 04/15/55
(f)
.......... 440 460,672
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13% ,
04/15/55
(f)
.................... 1,010 1,081,526
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.59%), 5.25% ,
03/15/82
(d) (f)
................... 819 815,113
SoftBank Corp.
(d)
4.70% , 07/09/30 .................. 400 402,745
5.33% , 07/09/35 .................. 400 404,095
Sprint Spectrum Co. LLC, 5.15%, 03/20/28
(d)
. 493 495,526
Telefonica Europe BV, 8.25%, 09/15/30 .... 1,476 1,700,973
Telefonica Moviles Chile SA, 3.54%, 11/18/31
(e)
500 320,851
T-Mobile USA, Inc.
3.75% , 04/15/27 .................. 3,434 3,414,134
4.75% , 02/01/28 .................. 1,346 1,347,152
2.05% , 02/15/28 .................. 1,590 1,518,171
4.95% , 03/15/28 .................. 1,215 1,237,500
4.80% , 07/15/28 .................. 1,145 1,163,800
4.85% , 01/15/29 .................. 1,111 1,133,099
2.63% , 02/15/29 .................. 1,285 1,221,604
2.40% , 03/15/29 .................. 733 691,761
3.38% , 04/15/29 .................. 2,285 2,221,481
4.20% , 10/01/29 .................. 930 929,805
3.88% , 04/15/30 .................. 6,222 6,093,116
2.55% , 02/15/31 .................. 2,494 2,267,318
2.88% , 02/15/31 .................. 1,140 1,053,140
3.50% , 04/15/31 .................. 2,558 2,432,758
2.25% , 11/15/31 .................. 1,175 1,034,389
2.70% , 03/15/32 .................. 1,025 916,504
5.13% , 05/15/32 .................. 495 509,113
4.63% , 01/15/33 .................. 710 705,413
5.20% , 01/15/33 .................. 1,095 1,127,436
5.05% , 07/15/33 .................. 2,480 2,526,052
6.70% , 12/15/33 .................. 549 613,908
5.75% , 01/15/34 .................. 865 914,470
5.15% , 04/15/34 .................. 1,200 1,225,260
4.70% , 01/15/35 .................. 935 917,341
5.30% , 05/15/35
(c)
................. 960 981,912
4.95% , 11/15/35 .................. 775 770,242
4.38% , 04/15/40 .................. 1,889 1,693,375
3.00% , 02/15/41 .................. 2,460 1,839,504
4.50% , 04/15/50 .................. 2,551 2,135,943
3.30% , 02/15/51 .................. 2,872 1,939,810
3.40% , 10/15/52 .................. 2,730 1,860,650
5.65% , 01/15/53 .................. 1,610 1,580,616
5.75% , 01/15/54 .................. 1,140 1,133,683
6.00% , 06/15/54 .................. 990 1,019,083
5.50% , 01/15/55 .................. 799 769,194
5.25% , 06/15/55 .................. 935 866,089
5.88% , 11/15/55 .................. 1,100 1,117,407
5.70% , 01/15/56 .................. 1,150 1,136,285
3.60% , 11/15/60 .................. 1,405 950,149
5.80% , 09/15/62 .................. 595 595,780
Turkcell Iletisim Hizmetleri A/S
(e)
5.80% , 04/11/28 .................. 400 400,744
7.45% , 01/24/30 .................. 400 417,113
7.65% , 01/24/32 .................. 600 629,136
Vmed O2 UK Financing I plc
(d)
4.25% , 01/31/31 .................. 1,225 1,118,721
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.75% , 07/15/31 .................. USD 1,370 $ 1,268,728
7.75% , 04/15/32 .................. 770 798,469
6.75% , 01/15/33 .................. 465 465,695
Vodafone Group plc
7.88% , 02/15/30 .................. 970 1,106,727
6.25% , 11/30/32 .................. 350 379,632
6.15% , 02/27/37 .................. 644 702,410
5.00% , 05/30/38 .................. 840 826,283
4.38% , 02/19/43 .................. 220 191,039
5.25% , 05/30/48 .................. 1,020 959,394
4.88% , 06/19/49 .................. 1,788 1,580,207
4.25% , 09/17/50 .................. 798 637,676
5.63% , 02/10/53 .................. 915 890,506
5.75% , 06/28/54 .................. 1,505 1,474,079
5.75% , 02/10/63 .................. 445 430,004
5.88% , 06/28/64 .................. 995 983,876
(5-Year USD Swap Semi + 4.87%), 7.00% ,
04/04/79
(f)
.................... 2,035 2,148,291
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 4.13% ,
06/04/81
(f)
.................... 1,095 1,028,007
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.07%), 5.13% ,
06/04/81
(f)
.................... 955 769,834
Zegona Finance plc, 8.63%, 07/15/29
(d)
.... 890 946,444
115,767,488
Total Corporate Bonds — 30 .8%
(Cost: $ 10,554,035,234 ) ............................ 10,260,017,108
Foreign Agency Obligations
Argentina — 0.1%
Bonos Para La Reconstruccion De Una
Argentina Libre
5.00% , 10/31/27 .................. 9,505 9,101,172
3.00% , 10/31/28 .................. 533 410,857
YPF SA
6.95% , 07/21/27
(e)
................. 585 584,139
9.00% , 06/30/29
(c) (e) (k)
............... 631 648,761
9.50% , 01/17/31
(e)
................. 790 833,470
8.75% , 09/11/31
(c) (e)
................ 580 596,557
8.75% , 09/11/31
(d)
................. 200 205,709
7.00% , 09/30/33
(e) (k)
................ 505 482,682
8.25% , 01/17/34
(c) (e)
................ 1,000 1,006,679
7.00% , 12/15/47
(e)
................. 550 473,017
14,343,043
Australia — 0.0%
(d)
Export Finance & Insurance Corp. , 3.88% ,
10/23/29 ....................... 450 451,323
NBN Co. Ltd.
1.63% , 01/08/27 .................. 495 481,167
4.00% , 10/01/27 .................. 435 434,343
5.75% , 10/06/28 .................. 1,530 1,597,350
4.25% , 10/01/29 .................. 430 430,760
4.15% , 09/16/30
(c)
................. 400 398,535
2.63% , 05/05/31 .................. 1,513 1,386,460
2.50% , 01/08/32 .................. 530 474,608
6.00% , 10/06/33
(c)
................. 1,000 1,087,606
6,742,152
Austria — 0.0%
Oesterreichische Kontrollbank AG
4.75% , 05/21/27 .................. 1,575 1,598,150
3.63% , 09/09/27 .................. 1,105 1,103,212

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
134
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Austria (continued)
4.25% , 03/01/28 .................. USD 1,700 $ 1,720,847
4.00% , 05/28/28 .................. 195 196,507
4.13% , 01/18/29 .................. 2,091 2,117,623
3.75% , 09/05/29 .................. 980 980,017
4.50% , 01/24/30 .................. 1,100 1,131,570
8,847,926
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic , 6.95% ,
03/18/30
(e)
...................... 622 670,024
Bahrain — 0.0%
(e)
Bapco Energies BSC Closed , 8.38% , 11/07/28 600 650,539
Gulf International Bank BSC , 5.75% , 06/05/29 400 416,024
1,066,563
Belgium — 0.0%
Dexia SA
(d)
4.50% , 03/19/27
(c)
................. 910 916,116
4.75% , 01/24/30 .................. 520 534,650
1,450,766
Brazil — 0.0%
(e)
Caixa Economica Federal , 5.63% , 05/13/30
(c)
. 800 811,304
Centrais Eletricas Brasileiras SA , 4.63% ,
02/04/30 ....................... 600 580,616
1,391,920
Canada — 0.1%
CDP Financial, Inc.
(d)
4.25% , 07/25/28
(c)
................. 1,000 1,013,017
4.88% , 06/05/29 .................. 1,285 1,330,928
4.63% , 01/24/30
(c)
................. 1,265 1,301,636
5.60% , 11/25/39 .................. 1,455 1,572,898
CPPIB Capital, Inc.
(d)
2.75% , 11/02/27 .................. 250 245,423
4.25% , 07/20/28 .................. 655 664,207
4.13% , 06/10/30 .................. 440 445,920
1.25% , 01/28/31 .................. 1,700 1,492,625
Export Development Canada
3.00% , 05/25/27 .................. 1,085 1,073,362
3.88% , 02/14/28 .................. 4,305 4,325,649
4.13% , 02/13/29 .................. 2,650 2,686,577
4.00% , 06/20/30 .................. 1,465 1,480,462
4.75% , 06/05/34 .................. 1,615 1,694,820
Hydro-Quebec
8.50% , 12/01/29 .................. 240 279,962
9.38% , 04/15/30 .................. 260 315,636
9.50% , 11/15/30 .................. 23 28,517
OMERS Finance Trust
(d)
4.38% , 03/20/30 .................. 450 458,181
5.50% , 11/15/33 .................. 725 780,925
4.00% , 04/19/52 .................. 795 628,567
Ontario Teachers' Finance Trust
(d)
4.25% , 04/25/28 .................. 3,325 3,362,162
4.63% , 04/10/29
(c)
................. 1,105 1,133,610
2.00% , 04/16/31 .................. 250 225,759
PSP Capital, Inc. , 1.63% , 10/26/28
(d)
....... 90 84,588
26,625,431
Chile — 0.1%
Chile Electricity Lux Mpc II SARL , 5.58% ,
10/20/35
(e)
...................... 1,369 1,409,792
Chile Electricity Lux MPC II SARL , 5.67% ,
10/20/35
(e)
...................... 600 621,250
Chile Electricity Lux MPC SARL , 6.01% ,
01/20/33
(e)
...................... 716 748,419
Security
Par (000)
Par (000) Value
Chile (continued)
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(e)
................. USD 1,000 $ 988,328
3.00% , 09/30/29
(c) (e)
................ 1,000 948,293
3.15% , 01/14/30
(e)
................. 1,000 948,500
3.75% , 01/15/31
(e)
................. 800 764,623
5.13% , 02/02/33
(e)
................. 800 805,247
5.95% , 01/08/34
(e)
................. 1,200 1,261,123
6.33% , 01/13/35
(e)
................. 1,200 1,281,804
5.63% , 09/21/35
(d)
................. 400 410,361
6.44% , 01/26/36
(e)
................. 1,400 1,524,288
6.15% , 10/24/36
(d)
................. 400 426,991
4.25% , 07/17/42
(d)
................. 800 664,368
5.63% , 10/18/43
(e)
................. 1,000 965,277
4.88% , 11/04/44
(e)
................. 800 704,687
4.50% , 08/01/47
(e)
................. 1,250 1,037,289
4.38% , 02/05/49
(e)
................. 1,200 963,750
3.70% , 01/30/50
(e)
................. 2,629 1,907,080
3.15% , 01/15/51
(e)
................. 400 264,053
6.30% , 09/08/53
(c) (e)
................ 1,200 1,247,082
6.78% , 01/13/55
(e)
................. 1,200 1,311,488
Empresa de los Ferrocarriles del Estado
(e)
3.07% , 08/18/50 .................. 400 255,900
3.83% , 09/14/61 .................. 400 275,700
Empresa Nacional del Petroleo
(e)
5.25% , 11/06/29
(c)
................. 600 609,206
6.15% , 05/10/33 .................. 600 634,218
5.95% , 07/30/34
(c)
................. 800 840,698
4.50% , 09/14/47 .................. 450 376,165
24,195,980
China — 0.0%
(e)
Chengdu Communications Investment Group
Co. Ltd.
4.90% , 05/07/28 .................. 200 201,897
5.05% , 11/07/29 .................. 200 203,573
China Development Bank
3.38% , 01/24/27 .................. 800 795,473
(1-day SOFR + 0.33%), 4.58% , 04/16/27
(f)
1,000 999,091
(1-day SOFR + 0.30%), 4.55% , 07/02/28
(f)
400 399,540
1.63% , 10/27/30 .................. 1,200 1,077,522
4.00% , 01/24/37 .................. 600 592,704
Export-Import Bank of China (The)
3.38% , 03/14/27 .................. 800 794,466
(SOFR Index + 0.38%), 4.66% , 11/05/27
(f)
. 800 800,901
3.25% , 11/28/27 .................. 600 592,921
4.00% , 11/28/47 .................. 800 723,730
Guangzhou Development District Holding
Group Co. Ltd. , 2.85% , 01/19/27 ....... 600 587,254
Guangzhou Development District Investment
Group Co. Ltd. , 4.50% , 07/07/28 ....... 400 401,076
Henan Railway Construction & Investment
Group Co. Ltd. , 4.80% , 01/10/28 ....... 400 402,477
Knowledge City Guangzhou Investment Group
Co. Ltd. , 5.40% , 03/11/28 ............ 400 407,576
Science City Guangzhou Investment Group Co.
Ltd. , 5.75% , 04/22/27 ............... 400 406,652
Shaoxing Shangyu State-owned Capital
Investment Operation Co. Ltd. , 5.60% ,
01/30/27 ....................... 400 405,498
Wuhan Metro Group Co. Ltd. , 4.25% , 09/13/27 400 399,384
Wuhan Urban Construction Group Co. Ltd. ,
5.70% , 06/24/27 .................. 400 406,741
10,598,476

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
135
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia — 0.1%
Ecopetrol SA
8.63% , 01/19/29 .................. USD 1,000 $ 1,077,911
6.88% , 04/29/30 .................. 1,800 1,843,663
4.63% , 11/02/31 .................. 1,220 1,091,704
7.75% , 02/01/32 .................. 1,600 1,655,473
8.88% , 01/13/33 .................. 2,200 2,381,455
8.38% , 01/19/36 .................. 1,850 1,918,004
7.38% , 09/18/43
(c)
................. 900 833,735
5.88% , 05/28/45 .................. 1,850 1,416,320
5.88% , 11/02/51 .................. 700 514,641
Empresas Publicas de Medellin ESP
(e)
4.25% , 07/18/29 .................. 1,000 945,649
4.38% , 02/15/31
(c)
................. 400 370,752
Grupo Energia Bogota SA ESP
4.88% , 05/15/30
(e)
................. 200 198,905
7.85% , 11/09/33
(e)
................. 600 690,841
5.75% , 10/22/35
(d)
................. 200 199,100
15,138,153
Costa Rica — 0.0%
Instituto Costarricense de Electricidad , 6.38% ,
05/15/43
(e)
...................... 400 394,674
El Salvador — 0.0%
Comision Ejecutiva Hidroelectrica del Rio
Lempa , 8.65% , 01/24/33
(e)
............ 600 635,567
Finland — 0.0%
Kuntarahoitus OYJ
(d)
4.25% , 01/31/29 .................. 1,275 1,294,605
4.25% , 04/01/30 .................. 965 982,369
2,276,974
France — 0.1%
Agence Francaise de Developpement EPIC
(e)
4.00% , 06/15/27 .................. 1,600 1,599,592
4.00% , 09/21/27 .................. 600 599,966
Caisse d'Amortissement de la Dette Sociale
(d)
4.25% , 01/24/27 .................. 3,375 3,387,778
3.75% , 09/12/27 .................. 2,700 2,694,445
3.75% , 05/24/28 .................. 8,980 8,953,326
4.50% , 05/22/29 .................. 4,135 4,215,570
4.75% , 01/22/30 .................. 1,555 1,601,268
1.00% , 10/21/30 .................. 2,000 1,730,711
1.38% , 01/20/31 .................. 2,460 2,154,714
2.13% , 01/26/32 .................. 590 525,715
Electricite de France SA
5.70% , 05/23/28
(d)
................. 1,145 1,181,997
4.50% , 09/21/28
(d)
................. 2,030 2,039,778
5.65% , 04/22/29
(d)
................. 375 389,926
6.25% , 05/23/33
(d)
................. 1,485 1,615,305
5.95% , 04/22/34
(c) (d)
................ 900 956,084
5.75% , 01/13/35
(d)
................. 600 625,331
4.75% , 10/13/35
(d)
................. 670 660,316
4.88% , 09/21/38
(d)
................. 830 778,148
6.95% , 01/26/39
(d)
................. 1,884 2,110,683
5.60% , 01/27/40
(d)
................. 840 852,385
4.88% , 01/22/44
(d)
................. 1,200 1,080,080
4.95% , 10/13/45
(d)
................. 1,393 1,253,640
5.00% , 09/21/48
(d)
................. 1,151 1,031,058
6.90% , 05/23/53
(d)
................. 935 1,044,475
6.38% , 01/13/55
(d)
................. 665 698,111
5.25% , 10/13/55
(d)
................. 250 223,547
6.00% , 04/22/64
(d)
................. 880 869,201
4.50% , 12/04/69
(e)
................. 1,800 1,306,545
Security
Par (000)
Par (000) Value
France (continued)
6.00% , 01/22/2114
(d)
............... USD 522 $ 513,994
46,693,689
Germany — 0.2%
Kreditanstalt fuer Wiederaufbau
4.38% , 03/01/27 .................. 6,080 6,131,985
3.00% , 05/20/27 .................. 1,635 1,618,365
3.50% , 08/27/27 .................. 1,925 1,919,980
4.13% , 01/31/28 .................. 767 774,160
3.75% , 02/15/28 .................. 3,910 3,919,784
2.88% , 04/03/28 .................. 3,801 3,734,923
3.88% , 05/15/28 .................. 750 754,392
3.88% , 06/15/28 .................. 4,511 4,538,102
3.50% , 08/09/28 .................. 60 59,805
4.00% , 03/15/29 .................. 5,487 5,545,174
1.75% , 09/14/29 .................. 2,084 1,940,081
4.63% , 03/18/30 .................. 1,495 1,549,407
3.75% , 07/15/30 .................. 970 970,661
0.75% , 09/30/30 .................. 3,190 2,765,198
4.75% , 10/29/30 .................. 2,325 2,428,940
4.13% , 07/15/33 .................. 10,503 10,586,356
4.38% , 02/28/34 .................. 3,225 3,302,169
0.00% , 04/18/36
(i)
................. 1,604 1,036,571
0.00% , 06/29/37
(i)
................. 1,354 826,486
Landeskreditbank Baden-Wuerttemberg
Foerderbank
(e)
4.00% , 01/22/27 .................. 200 200,267
4.38% , 02/15/28 .................. 120 121,608
1.38% , 10/12/28 .................. 340 317,912
4.63% , 02/13/30 .................. 30 30,911
Landwirtschaftliche Rentenbank
1.75% , 01/14/27
(e)
................. 1,375 1,342,137
3.88% , 09/28/27 .................. 580 581,830
2.50% , 11/15/27 .................. 1,523 1,487,774
1.00% , 02/25/28
(e)
................. 1,800 1,694,815
Series 44 , 3.88% , 06/14/28 ........... 1,575 1,583,312
4.63% , 04/17/29 .................. 1,025 1,055,780
3.00% , 05/21/29
(e)
................. 1,420 1,386,061
4.13% , 05/28/30 .................. 805 818,128
0.88% , 09/03/30 .................. 1,771 1,546,699
3.63% , 10/08/30 .................. 55 54,693
4.13% , 02/06/31
(e)
................. 1,285 1,301,425
5.00% , 10/24/33
(c)
................. 2,735 2,911,647
NRW Bank , 4.63% , 03/08/27
(e)
........... 88 88,840
70,926,378
Hong Kong — 0.1%
Airport Authority
1.75% , 01/12/27
(d)
................. 800 779,825
4.75% , 01/12/28
(c) (d)
................ 1,000 1,017,882
(7-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.74%),
2.40%
(e) (f) (h)
.................... 400 383,884
4.75% , 07/15/28
(d)
................. 1,400 1,431,143
3.45% , 02/21/29
(e)
................. 200 197,426
4.88% , 01/12/30
(d)
................. 800 829,308
4.88% , 07/15/30
(d)
................. 1,200 1,249,619
1.63% , 02/04/31
(d)
................. 1,000 891,757
2.50% , 01/12/32
(c) (d)
................ 1,400 1,272,920
4.88% , 01/12/33
(d)
................. 800 831,763
5.13% , 01/15/35
(c) (d)
................ 1,200 1,280,559
2.63% , 02/04/51
(c) (d)
................ 400 275,663
3.25% , 01/12/52
(d)
................. 1,200 925,699
3.50% , 01/12/62
(c) (d)
................ 600 464,742
Hong Kong Mortgage Corp. Ltd. (The)
(e)
4.13% , 10/18/27 .................. 400 401,235

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
136
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hong Kong (continued)
4.88% , 09/13/28 .................. USD 800 $ 818,322
MTR Corp. Ltd.
(e)
4.38% , 04/01/30 .................. 400 408,371
1.63% , 08/19/30 .................. 1,293 1,169,344
4.88% , 04/01/35 .................. 1,000 1,049,361
5.25% , 04/01/55 .................. 1,400 1,447,810
17,126,633
Hungary — 0.0%
(e)
Magyar Export-Import Bank Zrt. , 6.13% ,
12/04/27 ....................... 1,200 1,241,027
MFB Magyar Fejlesztesi Bank Zrt. , 6.50% ,
06/29/28 ....................... 1,000 1,050,594
MVM Energetika Zrt.
7.50% , 06/09/28 .................. 600 636,585
6.50% , 03/13/31 .................. 800 849,240
3,777,446
India — 0.0%
(e)
Canara Bank , 4.90% , 09/11/29 ........... 200 202,876
Export-Import Bank of India
3.88% , 02/01/28 .................. 800 791,779
3.25% , 01/15/30 .................. 1,100 1,049,048
2.25% , 01/13/31 .................. 1,000 896,331
5.50% , 01/18/33 .................. 1,000 1,052,349
5.50% , 01/13/35 .................. 600 627,817
Indian Railway Finance Corp. Ltd.
3.57% , 01/21/32 .................. 600 570,904
3.95% , 02/13/50 .................. 200 159,865
NTPC Ltd. , 4.50% , 03/19/28 ............ 400 401,202
Oil & Natural Gas Corp. Ltd. , 3.38% , 12/05/29 200 191,746
Oil India Ltd. , 5.13% , 02/04/29 ........... 600 610,853
Power Finance Corp. Ltd.
3.75% , 12/06/27 .................. 400 394,429
5.25% , 08/10/28 .................. 200 204,057
6.15% , 12/06/28 .................. 600 628,923
4.50% , 06/18/29 .................. 600 598,781
3.90% , 09/16/29 .................. 400 390,683
3.95% , 04/23/30 .................. 800 779,369
3.35% , 05/16/31 .................. 400 375,031
9,926,043
Indonesia — 0.1%
(e)
Bank Mandiri Persero Tbk. PT , 4.90% , 03/24/28 800 810,396
Bank Negara Indonesia Persero Tbk. PT
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.47%),
4.30%
(f) (h)
..................... 600 585,269
5.28% , 04/05/29 .................. 600 616,836
Hutama Karya Persero PT , 3.75% , 05/11/30 .. 650 630,927
Pelabuhan Indonesia Persero PT , 5.38% ,
05/05/45 ....................... 420 403,190
Pertamina Persero PT
3.65% , 07/30/29 .................. 800 780,581
3.10% , 01/21/30 .................. 400 379,295
3.10% , 08/27/30 .................. 600 563,439
2.30% , 02/09/31 .................. 600 533,886
6.50% , 05/27/41 .................. 400 433,695
6.00% , 05/03/42 .................. 1,028 1,063,495
5.63% , 05/20/43 .................. 1,400 1,391,734
6.45% , 05/30/44 .................. 1,600 1,730,546
6.50% , 11/07/48 .................. 600 651,597
4.70% , 07/30/49 .................. 800 690,292
4.18% , 01/21/50 .................. 1,000 796,735
4.15% , 02/25/60 .................. 800 606,783
Security
Par (000)
Par (000) Value
Indonesia (continued)
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.13% , 05/15/27 .................. USD 1,611 $ 1,606,729
5.45% , 05/21/28 .................. 1,000 1,027,106
5.38% , 01/25/29 .................. 400 411,824
3.88% , 07/17/29 .................. 600 588,514
3.38% , 02/05/30 .................. 600 575,666
3.00% , 06/30/30 .................. 400 375,446
5.25% , 10/24/42 .................. 800 755,545
5.25% , 05/15/47
(c)
................. 400 371,345
6.15% , 05/21/48 .................. 1,000 1,035,020
6.25% , 01/25/49 .................. 400 418,224
4.88% , 07/17/49 .................. 800 698,091
4.38% , 02/05/50 .................. 400 325,115
4.00% , 06/30/50 .................. 1,000 756,650
21,613,971
Israel — 0.0%
Israel Electric Corp. Ltd.
(e)
7.75% , 12/15/27 .................. 250 265,201
4.25% , 08/14/28
(d)
................. 1,000 989,515
3.75% , 02/22/32
(d)
................. 400 374,121
1,628,837
Japan — 0.1%
Development Bank of Japan, Inc.
(d)
3.25% , 04/28/27
(c)
................. 734 726,554
4.63% , 04/10/29 .................. 1,000 1,023,660
1.88% , 08/28/29 .................. 1,000 928,225
1.00% , 08/27/30 .................. 160 139,410
1.25% , 01/28/31 .................. 1,000 870,648
4.50% , 01/30/34 .................. 500 509,082
4.88% , 01/16/35 .................. 500 522,369
Japan Bank for International Cooperation
2.25% , 11/04/26 .................. 2,626 2,583,262
1.63% , 01/20/27 .................. 365 355,061
2.88% , 06/01/27 .................. 3,979 3,921,346
2.88% , 07/21/27 .................. 1,320 1,298,373
4.63% , 07/22/27 .................. 950 962,067
4.38% , 10/05/27 .................. 120 121,273
2.75% , 11/16/27 .................. 1,580 1,547,628
4.63% , 07/19/28 .................. 1,385 1,414,131
3.25% , 07/20/28 .................. 1,775 1,750,094
3.50% , 10/31/28 .................. 904 896,260
2.13% , 02/16/29 .................. 1,465 1,387,399
2.00% , 10/17/29 .................. 680 633,353
1.25% , 01/21/31 .................. 2,170 1,895,027
4.38% , 01/24/31 .................. 440 448,127
1.88% , 04/15/31 .................. 4,130 3,706,875
4.63% , 04/17/34 .................. 1,060 1,090,196
Japan International Cooperation Agency
2.75% , 04/27/27 .................. 823 809,812
3.25% , 05/25/27 .................. 725 718,066
3.38% , 06/12/28 .................. 125 123,530
4.75% , 05/21/29 .................. 1,735 1,782,731
4.25% , 05/22/30 .................. 294 297,882
1.00% , 07/22/30 .................. 1,165 1,017,606
33,480,047
Kazakhstan — 0.0%
Baiterek National Managing Holding JSC
5.45% , 05/08/28
(e)
................. 400 407,202
4.65% , 10/01/30
(d)
................. 200 197,868
Development Bank of Kazakhstan JSC
(e)
5.25% , 10/23/29 .................. 400 409,930

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
137
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kazakhstan (continued)
5.63% , 04/07/30 .................. USD 600 $ 619,872
1,634,872
Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd. , 1.83% ,
11/26/26
(e)
...................... 400 389,898
Mexico — 0.2%
Comision Federal de Electricidad
(e)
4.75% , 02/23/27
(c)
................. 400 400,992
4.69% , 05/15/29 .................. 1,200 1,187,869
5.70% , 01/24/30 .................. 400 404,741
3.35% , 02/09/31 .................. 1,000 901,989
3.88% , 07/26/33 .................. 1,100 970,831
6.45% , 01/24/35 .................. 600 614,223
5.75% , 02/14/42 .................. 600 558,315
6.13% , 06/16/45
(c)
................. 600 563,369
4.68% , 02/09/51 .................. 600 454,429
6.26% , 02/15/52 .................. 400 375,332
Eagle Funding Luxco SARL , 5.50% , 08/17/30
(e)
11,250 11,427,675
Petroleos Mexicanos
6.50% , 03/13/27
(c)
................. 3,045 3,104,631
5.35% , 02/12/28
(c)
................. 1,887 1,893,082
6.50% , 01/23/29 .................. 1,250 1,274,817
8.75% , 06/02/29 .................. 1,800 1,942,999
6.84% , 01/23/30 .................. 2,200 2,259,525
5.95% , 01/28/31 .................. 3,496 3,418,032
6.70% , 02/16/32 .................. 6,400 6,395,521
10.00% , 02/07/33
(c)
................ 1,850 2,165,992
6.63% , 06/15/35 .................. 2,500 2,392,415
6.50% , 06/02/41 .................. 1,500 1,317,902
5.50% , 06/27/44
(c)
................. 655 504,932
6.38% , 01/23/45
(c)
................. 1,100 893,766
5.63% , 01/23/46
(c)
................. 700 535,474
6.75% , 09/21/47 .................. 5,200 4,287,075
6.35% , 02/12/48 .................. 1,470 1,176,963
7.69% , 01/23/50 .................. 7,600 6,889,219
6.95% , 01/28/60 .................. 3,589 2,950,533
61,262,643
Morocco — 0.0%
OCP SA
(e)
6.10% , 04/30/30 .................. 625 654,888
3.75% , 06/23/31 .................. 800 750,033
6.75% , 05/02/34 .................. 1,200 1,303,026
6.70% , 03/01/36 .................. 895 964,496
6.88% , 04/25/44 .................. 600 630,856
5.13% , 06/23/51 .................. 800 673,158
7.50% , 05/02/54 .................. 800 893,570
5,870,027
Netherlands — 0.0%
BNG Bank NV
(d)
4.50% , 03/01/27 .................. 1,625 1,638,992
4.38% , 02/11/28 .................. 165 167,323
3.50% , 05/19/28 .................. 230 228,740
4.25% , 01/25/29 .................. 2,500 2,537,592
4.75% , 02/01/30 .................. 2,000 2,073,653
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden NV
(e)
4.75% , 11/15/28 .................. 1,000 1,027,113
4.50% , 06/12/29 .................. 200 204,565
3.75% , 10/10/29 .................. 200 199,488
Nederlandse Waterschapsbank NV
(d)
4.00% , 06/01/28 .................. 535 538,448
4.38% , 02/28/29
(c)
................. 1,200 1,222,711
Security
Par (000)
Par (000) Value
Netherlands (continued)
4.50% , 01/16/30 .................. USD 405 $ 415,804
1.00% , 05/28/30 .................. 55 48,544
10,302,973
Nigeria — 0.0%
Africa Finance Corp. , 5.55% , 10/08/29
(d)
.... 400 408,027
Norway — 0.1%
Equinor ASA
3.00% , 04/06/27 .................. 341 337,370
7.25% , 09/23/27 .................. 444 470,653
4.25% , 06/02/28 .................. 365 367,566
3.63% , 09/10/28 .................. 1,598 1,584,006
6.50% , 12/01/28
(d)
................. 690 738,480
3.13% , 04/06/30 .................. 1,465 1,405,240
2.38% , 05/22/30 .................. 786 731,206
5.13% , 06/03/35 .................. 640 660,433
3.63% , 04/06/40 .................. 535 455,616
5.10% , 08/17/40 .................. 739 741,276
4.25% , 11/23/41 .................. 702 635,970
3.95% , 05/15/43 .................. 1,136 965,555
4.80% , 11/08/43 .................. 539 512,986
3.25% , 11/18/49 .................. 1,231 881,898
3.70% , 04/06/50 .................. 1,240 963,868
Kommunalbanken AS
(d)
1.50% , 01/20/27 .................. 739 718,164
4.00% , 01/19/28 .................. 4,550 4,576,903
4.25% , 01/24/29 .................. 1,300 1,320,224
3.63% , 09/04/29 .................. 1,500 1,491,974
1.13% , 06/14/30 .................. 705 625,567
4.13% , 08/29/30 .................. 632 640,519
20,825,474
Pakistan — 0.0%
Pakistan Water & Power Development
Authority , 7.50% , 06/04/31
(e)
.......... 400 378,431
Panama — 0.0%
(e)
Aeropuerto Internacional de Tocumen SA
4.00% , 08/11/41 .................. 400 333,692
5.13% , 08/11/61 .................. 1,200 961,247
Autoridad del Canal de Panama , 4.95% ,
07/29/35 ....................... 200 194,208
Empresa de Transmision Electrica SA , 5.13% ,
05/02/49 ....................... 400 308,637
1,797,784
Peru — 0.0%
(e)
Corp. Financiera de Desarrollo SA
2.40% , 09/28/27 .................. 400 387,131
5.95% , 04/30/29 .................. 400 416,036
5.50% , 05/06/30 .................. 200 205,281
Fondo MIVIVIENDA SA , 4.63% , 04/12/27 ... 550 552,260
Petroleos del Peru SA
4.75% , 06/19/32 .................. 800 683,755
5.63% , 06/19/47
(c)
................. 2,000 1,441,873
3,686,336
Philippines — 0.0%
Bangko Sentral ng Pilipinas International Bond ,
8.60% , 06/15/27 .................. 387 414,651
Development Bank of the Philippines , 2.38% ,
03/11/31
(e)
...................... 400 364,587
ROP Sukuk Trust , 5.05% , 06/06/29
(e)
....... 800 822,154
1,601,392

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
138
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Poland — 0.0%
Bank Gospodarstwa Krajowego
(e)
6.25% , 10/31/28 .................. USD 1,000 $ 1,062,574
5.38% , 05/22/33 .................. 1,600 1,665,873
5.75% , 07/09/34 .................. 1,600 1,705,240
6.25% , 07/09/54 .................. 1,600 1,696,612
6,130,299
Qatar — 0.0%
QatarEnergy
(e)
2.25% , 07/12/31 .................. 3,400 3,067,397
3.13% , 07/12/41 .................. 3,400 2,651,490
3.30% , 07/12/51 .................. 4,000 2,877,064
8,595,951
Republic of Turkiye — 0.0%
(e)
Turkiye Ihracat Kredi Bankasi A/S
9.00% , 01/28/27 .................. 600 630,499
7.50% , 02/06/28 .................. 400 414,736
6.88% , 07/03/28 .................. 400 410,554
Turkiye Vakiflar Bankasi TAO
9.00% , 10/12/28 .................. 800 865,439
6.88% , 01/07/30 .................. 400 406,285
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.67%), 8.99% ,
10/05/34
(f)
.................... 800 845,154
Turkiye Varlik Fonu Yonetimi A/S , 8.25% ,
02/14/29 ....................... 400 425,250
3,997,917
Saudi Arabia — 0.1%
(e)
KSA Sukuk Ltd.
5.25% , 06/04/27 .................. 1,200 1,221,271
5.25% , 06/04/30 .................. 1,600 1,666,867
5.25% , 06/04/34 .................. 2,200 2,290,473
Saudi Arabian Oil Co.
3.50% , 04/16/29 .................. 2,800 2,741,838
4.75% , 06/02/30 .................. 1,400 1,422,181
2.25% , 11/24/30 .................. 2,000 1,803,771
5.25% , 07/17/34 .................. 2,000 2,064,576
5.38% , 06/02/35 .................. 1,200 1,243,190
4.25% , 04/16/39 .................. 2,800 2,556,022
4.38% , 04/16/49 .................. 2,700 2,300,905
3.25% , 11/24/50 .................. 2,200 1,517,162
5.75% , 07/17/54 .................. 2,000 2,005,356
6.38% , 06/02/55 .................. 2,200 2,375,676
5.88% , 07/17/64 .................. 2,000 1,994,048
3.50% , 11/24/70 .................. 2,200 1,454,277
SRC Sukuk Ltd.
5.00% , 02/27/28 .................. 1,000 1,014,798
5.38% , 02/27/35 .................. 1,000 1,045,204
30,717,615
Serbia — 0.0%
Telecommunications co Telekom Srbija AD
Belgrade , 7.00% , 10/28/29
(e)
.......... 800 804,800
Singapore — 0.0%
Clifford Capital Credit Solutions Pte. Ltd.
(e)
3.38% , 03/07/28 .................. 200 197,251
4.78% , 01/14/30 .................. 400 412,605
609,856
South Africa — 0.0%
Eskom Holdings
(e)
4.31% , 07/23/27 .................. 400 395,602
6.35% , 08/10/28 .................. 1,040 1,071,946
1,467,548
Security
Par (000)
Par (000) Value
South Korea — 0.2%
Export-Import Bank of Korea
1.13% , 12/29/26 .................. USD 800 $ 774,272
4.63% , 01/11/27 .................. 800 806,435
1.63% , 01/18/27 .................. 1,000 973,350
2.38% , 04/21/27 .................. 600 586,966
4.00% , 09/11/27 .................. 800 801,187
4.25% , 09/15/27 .................. 1,000 1,006,099
4.13% , 10/17/27 .................. 200 200,938
5.00% , 01/11/28 .................. 1,600 1,637,215
4.63% , 01/14/28 .................. 800 812,473
5.13% , 09/18/28 .................. 1,000 1,033,670
(1-day SOFR + 0.46%), 4.72% , 09/22/28
(f)
400 400,451
1.75% , 10/19/28
(e)
................. 800 752,771
(1-day SOFR + 0.88%), 5.16% , 11/21/28
(e) (f)
650 658,144
4.50% , 01/11/29 .................. 800 812,876
4.00% , 09/11/29 .................. 800 801,448
(1-day SOFR + 0.82%), 5.09% , 09/11/29
(f)
. 600 607,285
4.88% , 01/14/30 .................. 1,000 1,035,502
1.25% , 09/21/30 .................. 600 528,979
3.75% , 09/22/30 .................. 1,000 991,211
1.38% , 02/09/31 .................. 600 526,364
2.13% , 01/18/32
(c)
................. 400 356,584
4.50% , 09/15/32 .................. 800 816,982
5.13% , 01/11/33 .................. 800 840,727
4.63% , 06/07/33
(e)
................. 400 409,234
5.13% , 09/18/33 .................. 600 633,799
4.63% , 01/11/34
(c)
................. 600 613,544
5.25% , 01/14/35 .................. 400 428,191
2.50% , 06/29/41 .................. 400 295,505
Industrial Bank of Korea
(e)
(1-day SOFR + 0.58%), 4.84% , 06/24/28
(f)
400 401,133
5.38% , 10/04/28 .................. 600 624,579
4.00% , 09/30/29 .................. 400 400,217
4.38% , 06/24/30 .................. 400 407,027
Korea Development Bank (The)
4.63% , 02/15/27 .................. 1,800 1,816,120
2.25% , 02/24/27 .................. 200 195,756
1.38% , 04/25/27 .................. 800 771,036
4.75% , 06/26/27
(e)
................. 1,000 1,013,437
4.13% , 10/16/27 .................. 600 602,597
4.63% , 02/03/28 .................. 800 812,793
4.38% , 02/15/28 .................. 1,200 1,212,935
5.38% , 10/23/28 .................. 400 416,754
4.50% , 02/15/29
(c)
................. 1,200 1,220,155
4.88% , 02/03/30 .................. 1,200 1,243,549
(1-day SOFR + 0.76%), 5.04% , 02/03/30
(f)
800 806,600
3.75% , 09/16/30 .................. 860 853,196
1.63% , 01/19/31 .................. 300 266,939
2.00% , 10/25/31 .................. 400 358,190
4.25% , 09/08/32 .................. 400 402,551
4.38% , 02/15/33 .................. 800 803,943
5.63% , 10/23/33 .................. 600 653,866
Korea Electric Power Corp.
(e)
4.88% , 01/31/27 .................. 1,200 1,210,887
4.00% , 06/14/27 .................. 200 199,698
4.75% , 02/13/28 .................. 400 405,639
5.50% , 04/06/28 .................. 200 206,392
Korea Expressway Corp. , 5.00% , 05/14/27
(e)
. 400 405,987
Korea Gas Corp.
3.88% , 07/13/27
(e)
................. 400 398,883
3.13% , 07/20/27
(e)
................. 200 196,903
4.88% , 07/05/28
(e)
................. 400 408,339
5.00% , 07/08/29
(e)
................. 600 618,875
2.88% , 07/16/29
(e)
................. 700 671,532
4.25% , 07/10/30
(e)
................. 400 403,253

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
139
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea (continued)
2.00% , 07/13/31
(e)
................. USD 600 $ 535,503
6.25% , 01/20/42
(c) (d)
................ 600 672,411
Korea Housing Finance Corp.
(e)
5.38% , 11/15/26 .................. 400 405,449
4.88% , 08/27/27 .................. 400 406,070
4.63% , 02/24/28 .................. 1,000 1,013,752
4.13% , 03/12/28 .................. 600 601,830
5.13% , 01/21/30 .................. 200 208,100
4.63% , 02/24/33 .................. 400 406,112
Korea Hydro & Nuclear Power Co. Ltd.
(e)
3.13% , 07/25/27 .................. 400 393,575
4.25% , 07/27/27 .................. 600 601,485
5.00% , 07/18/28 .................. 400 409,167
4.63% , 07/29/29 .................. 600 609,000
Korea Land & Housing Corp.
(e)
4.25% , 05/28/27 .................. 400 401,105
4.25% , 10/22/27 .................. 400 401,353
Korea Mine Rehabilitation & Mineral Resources
Corp.
(e)
4.13% , 04/20/27 .................. 400 399,026
5.38% , 05/11/28 .................. 400 410,658
5.13% , 05/08/29 .................. 400 410,825
Korea National Oil Corp.
5.25% , 11/14/26
(e)
................. 200 202,223
(1-day SOFR + 1.08%), 5.36% , 11/14/26
(e) (f)
800 804,277
3.38% , 03/27/27
(e)
................. 400 396,070
4.88% , 04/03/27
(e)
................. 600 606,238
2.13% , 04/18/27
(e)
................. 600 583,390
4.13% , 09/30/27
(e)
................. 200 200,108
4.63% , 03/31/28
(e)
................. 200 202,385
4.88% , 04/03/28
(e)
................. 600 610,495
(1-day SOFR + 0.67%), 4.93% , 09/29/28
(d) (f)
600 600,675
4.88% , 04/03/29
(e)
................. 600 613,674
4.25% , 09/30/29
(e)
................. 400 401,356
4.75% , 03/31/30
(e)
................. 200 204,426
1.63% , 10/05/30
(e)
................. 600 532,303
2.38% , 04/07/31
(e)
................. 400 364,331
2.63% , 04/18/32
(e)
................. 200 180,345
Korea Railroad Corp. , 4.38% , 05/27/28
(e)
.... 400 402,439
Korea Water Resources Corp. , 4.38% ,
05/21/27
(e)
...................... 200 201,117
55,943,236
Supranational — 1.1%
Africa Finance Corp.
2.88% , 04/28/28
(d)
................. 600 572,228
3.75% , 10/30/29
(e)
................. 600 572,387
African Development Bank
4.63% , 01/04/27 .................. 1,810 1,827,348
4.13% , 02/25/27 .................. 1,670 1,677,790
4.38% , 11/03/27 .................. 1,925 1,951,083
4.38% , 03/14/28 .................. 2,259 2,295,366
3.88% , 06/12/28 .................. 355 356,951
3.50% , 09/18/29 .................. 750 743,996
4.00% , 03/18/30 .................. 1,735 1,753,217
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.58%),
5.75%
(f) (h)
..................... 975 984,664
4.50% , 06/12/35 .................. 430 441,276
African Export-Import Bank (The)
(d)
3.99% , 09/21/29 .................. 600 567,020
3.80% , 05/17/31 .................. 555 499,387
Arab Energy Fund  (The) , 5.43% , 05/02/29
(d)
. 230 238,594
Asian Development Bank
2.63% , 01/12/27 .................. 1,234 1,217,749
Security
Par (000)
Par (000) Value
Supranational (continued)
4.13% , 01/12/27 .................. USD 3,120 $ 3,133,126
1.50% , 01/20/27 .................. 3,690 3,592,520
2.38% , 08/10/27 .................. 600 586,817
6.22% , 08/15/27 .................. 143 148,342
3.13% , 08/20/27 .................. 4,455 4,413,703
2.50% , 11/02/27 .................. 2,013 1,968,448
4.38% , 01/14/28 .................. 1,090 1,107,016
2.75% , 01/19/28 .................. 1,255 1,231,482
3.75% , 04/25/28 .................. 3,404 3,412,370
1.25% , 06/09/28 .................. 1,880 1,769,294
5.82% , 06/16/28 .................. 815 857,325
4.50% , 08/25/28 .................. 3,620 3,702,976
3.13% , 09/26/28 .................. 818 806,204
4.88% , 09/26/28 .................. 55 55,440
6.38% , 10/01/28
(c)
................. 545 579,809
4.38% , 03/06/29
(c)
................. 3,472 3,547,142
1.88% , 03/15/29 .................. 545 514,191
4.95% , 04/12/29 .................. 95 95,186
3.63% , 08/28/29 .................. 2,580 2,573,739
1.75% , 09/19/29 .................. 2,636 2,451,074
1.88% , 01/24/30 .................. 4,051 3,761,013
4.75% , 02/12/30 .................. 15 15,174
4.13% , 05/30/30 .................. 2,170 2,204,001
3.75% , 08/28/30
(c)
................. 1,515 1,514,433
0.75% , 10/08/30 .................. 1,875 1,622,426
1.50% , 03/04/31 .................. 1,225 1,089,496
3.13% , 04/27/32 .................. 485 462,941
3.88% , 09/28/32 .................. 700 696,962
4.00% , 01/12/33 .................. 3,060 3,063,765
3.88% , 06/14/33 .................. 8,880 8,805,248
4.13% , 01/12/34 .................. 924 929,311
4.38% , 03/22/35
(c)
................. 1,565 1,596,262
Asian Infrastructure Investment Bank (The)
4.00% , 01/15/27
(e)
................. 155 155,398
3.75% , 09/14/27 .................. 1,510 1,512,086
4.00% , 01/18/28 .................. 1,835 1,848,141
3.63% , 09/15/28 .................. 70 69,959
4.13% , 01/18/29 .................. 2,022 2,049,373
4.50% , 01/16/30 .................. 1,540 1,585,463
4.25% , 03/13/34 .................. 2,415 2,450,800
4.50% , 05/21/35 .................. 795 819,234
Banque Ouest Africaine de Developpement
(d)
5.00% , 07/27/27
(c)
................. 655 654,952
4.70% , 10/22/31 .................. 100 93,350
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.22%), 8.20% ,
02/13/55
(f)
.................... 430 443,019
Corp. Andina de Fomento
2.25% , 02/08/27 .................. 565 552,338
6.00% , 04/26/27 .................. 1,585 1,629,490
4.13% , 01/07/28 .................. 895 897,731
5.00% , 01/24/29 .................. 2,174 2,238,831
5.00% , 01/22/30 .................. 60 62,141
Council of Europe Development Bank
4.63% , 06/11/27 .................. 730 739,831
3.63% , 01/26/28 .................. 460 459,519
3.63% , 05/08/28 .................. 70 69,941
4.13% , 01/24/29 .................. 845 856,305
4.50% , 01/15/30 .................. 660 679,465
European Bank for Reconstruction &
Development
4.38% , 03/09/28 .................. 1,880 1,909,676
4.13% , 01/25/29 .................. 2,120 2,149,011
4.25% , 03/13/34 .................. 1,770 1,793,786
European Investment Bank

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
140
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Supranational (continued)
0.00% , 11/06/26
(i)
................. USD 230 $ 221,458
1.38% , 03/15/27 .................. 3,065 2,970,694
4.38% , 03/19/27 .................. 3,490 3,521,012
2.38% , 05/24/27 .................. 2,030 1,990,118
0.63% , 10/21/27 .................. 635 598,893
3.25% , 11/15/27 .................. 1,528 1,516,489
3.88% , 03/15/28 .................. 3,230 3,247,770
4.50% , 10/16/28 .................. 3,927 4,021,107
4.00% , 02/15/29 .................. 6,555 6,622,926
1.75% , 03/15/29 .................. 1,530 1,438,014
4.75% , 06/15/29 .................. 5,375 5,568,255
1.63% , 10/09/29 .................. 1,207 1,116,781
3.75% , 11/15/29 .................. 5,125 5,134,200
4.50% , 03/14/30 .................. 935 964,033
0.88% , 05/17/30 .................. 1,345 1,186,280
3.63% , 07/15/30 .................. 3,310 3,293,513
0.75% , 09/23/30 .................. 2,406 2,087,257
3.88% , 10/15/30 .................. 1,440 1,447,592
1.25% , 02/14/31 .................. 3,260 2,867,844
1.63% , 05/13/31 .................. 565 504,227
4.38% , 10/10/31 .................. 4,140 4,259,182
4.25% , 08/16/32 .................. 1,840 1,873,748
3.75% , 02/14/33 .................. 10,235 10,103,608
4.13% , 02/13/34 .................. 3,750 3,777,724
4.63% , 02/12/35 .................. 1,600 1,663,167
4.88% , 02/15/36 .................. 1,400 1,483,138
Inter-American Development Bank
1.50% , 01/13/27 .................. 5,135 5,000,269
4.38% , 02/01/27 .................. 1,625 1,636,866
2.38% , 07/07/27 .................. 2,210 2,163,492
0.63% , 09/16/27 .................. 1,645 1,555,437
4.00% , 01/12/28 .................. 2,190 2,206,147
1.13% , 07/20/28 .................. 3,033 2,837,523
3.13% , 09/18/28 .................. 2,858 2,817,690
4.13% , 02/15/29
(c)
................. 4,105 4,162,662
2.25% , 06/18/29 .................. 3,358 3,195,655
3.50% , 09/14/29 .................. 2,625 2,606,233
4.50% , 02/15/30 .................. 1,635 1,684,931
3.75% , 06/14/30 .................. 665 665,273
1.13% , 01/13/31 .................. 4,450 3,893,556
3.63% , 09/17/31 .................. 455 449,102
3.50% , 04/12/33 .................. 9,845 9,533,695
4.50% , 09/13/33 .................. 1,815 1,871,795
4.38% , 07/17/34 .................. 2,895 2,957,143
4.38% , 07/16/35
(c)
................. 2,215 2,251,802
3.88% , 10/28/41 .................. 889 805,517
3.20% , 08/07/42 .................. 280 231,482
4.38% , 01/24/44 .................. 958 914,954
Inter-American Investment Corp.
3.63% , 02/17/27 .................. 320 319,024
4.13% , 02/15/28 .................. 915 922,089
4.75% , 09/19/28 .................. 905 928,723
4.25% , 02/14/29 .................. 1,280 1,297,651
4.25% , 04/01/30 .................. 1,090 1,107,729
International Bank for Reconstruction &
Development
3.13% , 06/15/27 .................. 4,694 4,653,540
2.50% , 11/22/27 .................. 3,206 3,133,746
0.75% , 11/24/27 .................. 4,688 4,420,438
1.38% , 04/20/28 .................. 3,670 3,475,890
3.63% , 05/05/28 .................. 785 784,863
4.50% , 06/26/28 .................. 10,175 10,209,572
3.50% , 07/12/28
(c)
................. 4,086 4,070,785
4.63% , 08/01/28 .................. 4,189 4,295,389
1.13% , 09/13/28 .................. 4,577 4,266,239
Security
Par (000)
Par (000) Value
Supranational (continued)
3.63% , 09/21/29 .................. USD 3,575 $ 3,564,967
3.88% , 10/16/29 .................. 2,800 2,817,421
1.75% , 10/23/29 .................. 3,139 2,913,851
3.88% , 02/14/30 .................. 5,855 5,889,229
4.13% , 03/20/30 .................. 3,585 3,642,321
0.88% , 05/14/30 .................. 4,448 3,922,194
4.00% , 07/25/30 .................. 3,745 3,783,901
0.75% , 08/26/30 .................. 4,150 3,605,231
4.00% , 01/10/31 .................. 5,894 5,950,073
1.25% , 02/10/31 .................. 4,040 3,550,756
4.50% , 04/10/31 .................. 3,890 4,020,632
1.63% , 11/03/31 .................. 6,212 5,467,943
4.63% , 01/15/32 .................. 2,080 2,162,388
2.50% , 03/29/32 .................. 1,435 1,321,449
4.00% , 05/06/32 .................. 740 743,798
4.75% , 11/14/33 .................. 3,565 3,738,783
5.10% , 04/05/34 .................. 50 50,625
5.75% , 05/02/34 .................. 20 20,223
3.88% , 08/28/34
(c)
................. 9,100 8,971,005
4.75% , 02/15/35
(c)
................. 2,148 2,248,360
4.38% , 08/27/35 .................. 1,515 1,540,617
International Development Association
0.75% , 06/10/27
(e)
................. 490 467,425
4.88% , 11/01/28
(d)
................. 2,335 2,412,401
4.38% , 06/11/29
(d)
................. 4,425 4,521,540
4.38% , 11/27/29
(d)
................. 2,835 2,901,363
4.00% , 06/11/30
(d)
................. 55 55,499
1.00% , 12/03/30
(d)
................. 35 30,480
3.75% , 09/12/31
(d)
................. 215 213,265
3.88% , 09/17/32
(d)
................. 30 29,806
4.50% , 02/12/35
(d)
................. 1,080 1,106,481
International Finance Corp.
4.38% , 01/15/27 .................. 1,050 1,057,241
4.50% , 01/21/28 .................. 55 55,993
4.50% , 07/13/28 .................. 2,155 2,201,985
4.25% , 07/02/29 .................. 1,250 1,273,983
3.88% , 07/02/30 .................. 65 65,394
0.75% , 08/27/30
(c)
................. 1,550 1,346,114
International Finance Facility for Immunisation
Co. , 4.13% , 10/29/27
(e)
.............. 170 171,058
New Development Bank (The) , 4.68% ,
11/07/27
(e)
...................... 1,200 1,215,643
Nordic Investment Bank
3.38% , 09/08/27 .................. 370 367,930
4.38% , 03/14/28 .................. 805 817,979
4.25% , 02/28/29 .................. 515 523,939
3.75% , 05/09/30 .................. 375 375,287
365,668,637
Sweden — 0.0%
Kommuninvest I Sverige AB , 3.50% , 08/25/27
(d)
200 199,124
Svensk Exportkredit AB
2.25% , 03/22/27 .................. 1,535 1,501,997
3.75% , 09/13/27 .................. 1,200 1,200,271
4.13% , 06/14/28 .................. 1,430 1,444,218
4.25% , 02/01/29 .................. 985 999,785
4.88% , 10/04/30 .................. 1,330 1,390,134
6,735,529
Thailand — 0.0%
Export-Import Bank of Thailand
(e)
3.90% , 06/02/27 .................. 200 198,965
5.35% , 05/16/29 .................. 600 620,918
819,883

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
141
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Arab Emirates — 0.0%
(e)
Abu Dhabi Future Energy Co. PJSC Masdar
4.88% , 07/25/29 .................. USD 600 $ 612,663
4.88% , 05/21/30 .................. 400 408,053
4.88% , 07/25/33 .................. 800 810,666
5.25% , 07/25/34 .................. 400 414,414
5.38% , 05/21/35 .................. 400 415,858
Finance Department Government of Sharjah
6.50% , 11/23/32 .................. 800 868,366
3.63% , 03/10/33 .................. 800 723,230
6.13% , 03/06/36 .................. 1,000 1,052,489
4.00% , 07/28/50 .................. 1,000 698,206
4.38% , 03/10/51 .................. 400 295,935
RAK Capital , 5.00% , 03/12/35 ........... 1,000 1,035,160
7,335,040
United Kingdom — 0.0%
Bank of England Euro Note , 4.50% , 03/05/27
(d)
230 232,296
Uzbekistan — 0.0%
Uzbekneftegaz JSC , 8.75% , 05/07/30
(e)
..... 800 853,696
Total Foreign Agency Obligations — 2 .7%
(Cost: $ 919,963,461 ) .............................. 917,620,853
Foreign Government Obligations
Angola — 0.0%
Republic of Angola
8.25% , 05/09/28
(e)
................. 1,600 1,573,344
8.00% , 11/26/29
(e)
................. 1,800 1,723,048
9.24% , 01/15/31
(d)
................. 800 781,224
8.75% , 04/14/32
(e)
................. 1,600 1,498,977
9.88% , 10/15/35
(d)
................. 800 773,583
9.38% , 05/08/48
(e)
................. 1,600 1,372,062
9.13% , 11/26/49
(e)
................. 1,200 1,006,224
8,728,462
Argentina — 0.2%
Argentine Republic (The)
1.00% , 07/09/29 .................. 3,267 2,734,131
0.75% , 07/09/30
(k)
................. 21,734 17,444,771
4.12% , 07/09/35
(k)
................. 30,038 20,744,171
5.00% , 01/09/38
(k)
................. 14,355 10,342,617
3.50% , 07/09/41
(k)
................. 11,630 7,525,322
4.12% , 07/09/46
(c) (k)
................ 2,315 1,586,855
Ciudad Autonoma De Buenos Aires , 7.50% ,
06/01/27
(e)
...................... 600 604,235
Provincia de Buenos Aires
(e)(k)
5.88% , 09/01/37 .................. 750 477,113
6.63% , 09/01/37 .................. 5,464 4,016,960
Provincia de Cordoba , 9.75% , 07/02/32
(e)
.... 600 613,830
66,090,005
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(e)
..... 600 624,429
Azerbaijan — 0.0%
Republic of Azerbaijan
(e)
5.13% , 09/01/29 .................. 200 202,697
3.50% , 09/01/32 .................. 950 886,711
1,089,408
Bahamas — 0.0%
Commonwealth of the Bahamas
8.95% , 10/15/32
(e)
................. 10 11,049
8.25% , 06/24/36
(c) (d)
................ 800 867,484
8.25% , 06/24/36
(e)
................. 200 216,871
1,095,404
Security
Par (000)
Par (000) Value
Bahrain — 0.1%
CBB International Sukuk Programme Co. WLL
4.50% , 03/30/27
(e)
................. USD 1,000 $ 991,176
3.95% , 09/16/27
(e)
................. 1,000 979,082
3.88% , 05/18/29
(e)
................. 1,000 960,048
6.25% , 10/18/30
(e)
................. 600 622,895
6.00% , 02/12/31
(e)
................. 1,000 1,032,945
5.88% , 06/05/32
(e)
................. 1,200 1,225,542
6.25% , 07/07/33
(e)
................. 1,600 1,672,017
5.87% , 02/06/34
(d)
................. 1,200 1,216,414
Kingdom of Bahrain
4.25% , 01/25/28
(e)
................. 600 588,215
7.00% , 10/12/28
(e)
................. 1,400 1,466,932
6.75% , 09/20/29
(e)
................. 1,200 1,254,511
7.38% , 05/14/30
(e)
................. 1,100 1,187,243
5.63% , 09/30/31
(e)
................. 1,000 1,004,957
5.45% , 09/16/32
(e)
................. 1,000 977,649
5.25% , 01/25/33
(e)
................. 1,200 1,157,644
5.63% , 05/18/34
(e)
................. 1,400 1,360,846
7.75% , 04/18/35
(e)
................. 1,000 1,116,795
7.50% , 02/12/36
(e)
................. 1,000 1,101,335
7.50% , 07/07/37
(e)
................. 600 662,319
6.63% , 10/06/37
(d)
................. 800 810,416
6.00% , 09/19/44
(e)
................. 1,200 1,113,700
7.50% , 09/20/47
(e)
................. 1,000 1,075,818
6.25% , 01/25/51
(e)
................. 400 371,690
23,950,189
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(e)
500 522,825
Belgium — 0.0%
Kingdom of Belgium , 4.88% , 06/10/55
(e)
..... 1,200 1,109,742
Benin — 0.0%
Benin Government Bond , 7.96% , 02/13/38
(e)
.. 800 831,298
Bermuda — 0.0%
Bermuda Government Bond
(e)
3.72% , 01/25/27 .................. 125 123,833
4.75% , 02/15/29 .................. 215 216,897
2.38% , 08/20/30 .................. 1,145 1,037,487
5.00% , 07/15/32
(c)
................. 1,195 1,215,999
3.38% , 08/20/50
(c)
................. 760 540,185
3,134,401
Bolivia, Plurinational State of — 0.0%
Plurinational State of Bolivia
(e)
4.50% , 03/20/28 .................. 1,000 817,288
7.50% , 03/02/30
(c)
................. 800 667,343
1,484,631
Brazil — 0.1%
Federative Republic of Brazil
10.13% , 05/15/27 ................. 600 652,199
4.63% , 01/13/28
(c)
................. 3,000 3,011,848
4.50% , 05/30/29 .................. 1,800 1,791,995
3.88% , 06/12/30 .................. 3,400 3,261,864
5.50% , 11/06/30 .................. 1,400 1,428,317
6.25% , 03/18/31 .................. 1,900 1,998,171
3.75% , 09/12/31
(c)
................. 1,600 1,485,028
6.13% , 01/22/32 .................. 1,800 1,873,064
6.00% , 10/20/33 .................. 2,000 2,045,630
8.25% , 01/20/34 .................. 1,575 1,843,508
6.13% , 03/15/34 .................. 2,200 2,244,565
6.63% , 03/15/35 .................. 3,400 3,540,550
7.13% , 01/20/37 .................. 1,500 1,655,636
5.63% , 01/07/41
(c)
................. 2,200 2,076,369
5.00% , 01/27/45 .................. 3,400 2,780,308

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
142
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Brazil (continued)
5.63% , 02/21/47 .................. USD 2,800 $ 2,426,228
4.75% , 01/14/50 .................. 3,900 2,932,724
7.13% , 05/13/54 .................. 2,600 2,640,599
7.25% , 01/12/56 .................. 400 405,158
40,093,761
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(e)
1,400 1,402,626
Canada — 0.2%
Canadian Government Bond
3.75% , 04/26/28
(c)
................. 540 541,658
4.63% , 04/30/29 .................. 2,770 2,856,142
4.00% , 03/18/30 .................. 2,255 2,281,308
Province of Alberta
3.30% , 03/15/28 .................. 3,025 2,994,038
1.30% , 07/22/30 .................. 2,870 2,556,109
4.50% , 01/24/34 .................. 380 386,211
Province of British Columbia
4.80% , 11/15/28 .................. 1,700 1,750,091
4.90% , 04/24/29 .................. 2,415 2,502,036
1.30% , 01/29/31 .................. 1,030 902,446
4.20% , 07/06/33 .................. 2,060 2,052,467
4.75% , 06/12/34 .................. 2,225 2,289,914
4.80% , 06/11/35 .................. 1,880 1,930,165
7.25% , 09/01/36 .................. 250 307,401
Province of Manitoba
1.50% , 10/25/28 .................. 275 257,427
4.30% , 07/27/33 .................. 10 9,975
4.90% , 05/31/34 .................. 1,500 1,555,675
Province of New Brunswick , 3.63% , 02/24/28 . 950 944,948
Province of Ontario
3.10% , 05/19/27 .................. 400 396,007
1.05% , 05/21/27 .................. 410 393,303
4.20% , 01/18/29 .................. 2,640 2,674,828
3.70% , 09/17/29 .................. 2,000 1,992,766
2.00% , 10/02/29 .................. 2,233 2,087,519
4.70% , 01/15/30 .................. 290 299,804
1.13% , 10/07/30 .................. 2,585 2,267,631
1.60% , 02/25/31 .................. 1,420 1,262,438
1.80% , 10/14/31 .................. 785 692,768
2.13% , 01/21/32 .................. 1,630 1,455,297
5.05% , 04/24/34 .................. 1,700 1,788,346
4.85% , 06/11/35 .................. 1,180 1,219,880
Province of Quebec
2.75% , 04/12/27 .................. 3,212 3,164,481
3.63% , 04/13/28 .................. 1,055 1,052,338
4.50% , 04/03/29 .................. 3,535 3,616,190
7.50% , 09/15/29 .................. 743 839,865
1.35% , 05/28/30 .................. 1,860 1,666,251
1.90% , 04/21/31 .................. 1,225 1,100,259
4.50% , 09/08/33 .................. 1,085 1,102,013
4.25% , 09/05/34 .................. 2,100 2,088,104
4.63% , 08/28/35 .................. 2,000 2,030,807
Province of Saskatchewan
3.25% , 06/08/27 .................. 265 262,648
4.65% , 01/28/30 .................. 415 427,740
59,999,294
Chile — 0.1%
Republic of Chile
2.75% , 01/31/27 .................. 1,000 982,218
3.24% , 02/06/28 .................. 1,600 1,571,990
4.85% , 01/22/29 .................. 1,600 1,635,851
2.45% , 01/31/31 .................. 1,600 1,459,362
2.55% , 01/27/32 .................. 1,400 1,251,960
Security
Par (000)
Par (000) Value
Chile (continued)
2.55% , 07/27/33 .................. USD 2,200 $ 1,907,691
3.50% , 01/31/34 .................. 1,400 1,289,354
4.95% , 01/05/36 .................. 1,611 1,630,250
5.65% , 01/13/37 .................. 1,200 1,272,734
3.10% , 05/07/41 .................. 2,700 2,091,805
4.34% , 03/07/42 .................. 2,000 1,796,587
3.63% , 10/30/42 .................. 150 123,645
3.86% , 06/21/47 .................. 1,000 812,296
3.50% , 01/25/50 .................. 2,050 1,527,788
4.00% , 01/31/52 .................. 1,000 805,047
3.50% , 04/15/53 .................. 1,400 1,021,781
5.33% , 01/05/54
(c)
................. 1,447 1,431,042
3.10% , 01/22/61 .................. 1,804 1,149,857
3.25% , 09/21/71 .................. 1,000 638,338
24,399,596
China — 0.0%
People's Republic of China
(e)
2.63% , 11/02/27 .................. 1,000 987,785
4.13% , 11/20/27
(c)
................. 600 610,711
3.50% , 10/19/28 .................. 800 804,740
4.25% , 11/20/29 .................. 600 621,886
2.13% , 12/03/29 .................. 2,000 1,913,698
1.20% , 10/21/30 .................. 1,800 1,630,860
1.75% , 10/26/31
(c)
................. 1,000 916,858
2.75% , 12/03/39 .................. 900 801,546
4.00% , 10/19/48 .................. 400 389,023
2.25% , 10/21/50
(c)
................. 600 420,612
2.50% , 10/26/51 .................. 600 440,260
9,537,979
Colombia — 0.1%
Republic of Colombia
3.88% , 04/25/27 .................. 662 656,091
4.50% , 03/15/29 .................. 1,200 1,181,165
3.00% , 01/30/30 .................. 1,025 928,754
7.38% , 04/25/30 .................. 1,800 1,932,409
3.13% , 04/15/31 .................. 1,800 1,584,250
3.25% , 04/22/32 .................. 1,400 1,194,785
8.00% , 04/20/33 .................. 1,559 1,715,249
7.50% , 02/02/34 .................. 2,002 2,129,040
8.50% , 04/25/35 .................. 1,800 2,027,790
8.00% , 11/14/35 .................. 1,800 1,964,193
7.75% , 11/07/36 .................. 1,800 1,919,729
7.38% , 09/18/37 .................. 1,700 1,768,001
6.13% , 01/18/41 .................. 2,050 1,863,249
5.63% , 02/26/44 .................. 1,800 1,500,521
5.00% , 06/15/45 .................. 2,760 2,114,260
5.20% , 05/15/49 .................. 1,689 1,286,475
4.13% , 05/15/51
(c)
................. 800 522,236
8.75% , 11/14/53 .................. 1,800 2,069,127
8.38% , 11/07/54 .................. 1,600 1,765,391
3.88% , 02/15/61
(c)
................. 600 367,924
30,490,639
Costa Rica — 0.0%
Republic of Costa Rica
(e)
6.13% , 02/19/31 .................. 1,200 1,254,664
6.55% , 04/03/34
(c)
................. 1,400 1,509,610
5.63% , 04/30/43
(c)
................. 400 378,885
7.00% , 04/04/44 .................. 800 865,944
7.16% , 03/12/45 .................. 1,400 1,535,982
7.30% , 11/13/54
(c)
................. 1,300 1,452,281
6,997,366

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
143
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(e)
................. USD 1,600 $ 1,622,195
6.00% , 07/19/28
(e)
................. 1,200 1,235,051
5.50% , 02/22/29
(e)
................. 1,750 1,779,450
4.50% , 01/30/30
(e)
................. 1,900 1,856,562
7.05% , 02/03/31
(c) (e)
................ 1,200 1,292,532
4.88% , 09/23/32
(e)
................. 2,750 2,635,869
6.00% , 02/22/33
(e)
................. 1,650 1,687,549
5.88% , 10/28/35
(d)
................. 1,200 1,198,003
6.60% , 06/01/36
(e)
................. 600 634,169
6.95% , 03/15/37
(e)
................. 1,800 1,926,023
5.30% , 01/21/41
(e)
................. 1,200 1,092,773
7.45% , 04/30/44
(e)
................. 1,400 1,558,234
6.85% , 01/27/45
(e)
................. 1,900 1,991,465
6.50% , 02/15/48
(c) (e)
................ 950 961,292
6.40% , 06/05/49
(e)
................. 1,500 1,503,697
7.15% , 02/24/55
(e)
................. 1,015 1,099,282
5.88% , 01/30/60
(e)
................. 3,050 2,770,280
26,844,426
Ecuador — 0.0%
Amazon Conservation DAC , 6.03% , 01/16/42
(d)
800 827,730
Republic of Ecuador
(e)
0.00% , 07/31/30
(i)
................. 924 720,853
6.90% , 07/31/30
(k)
................. 2,967 2,702,081
6.90% , 07/31/35
(k)
................. 6,127 4,688,033
5.00% , 07/31/40
(k)
................. 2,885 1,961,878
10,900,575
Egypt — 0.1%
Arab Republic of Egypt
(e)
7.50% , 01/31/27 .................. 1,800 1,839,082
5.80% , 09/30/27 .................. 1,000 1,001,560
6.59% , 02/21/28 .................. 1,200 1,218,145
7.60% , 03/01/29 .................. 1,603 1,675,517
8.63% , 02/04/30 .................. 1,000 1,070,647
5.88% , 02/16/31 .................. 1,400 1,342,896
7.05% , 01/15/32 .................. 1,000 995,397
7.63% , 05/29/32 .................. 1,600 1,622,226
9.45% , 02/04/33 .................. 800 872,969
7.30% , 09/30/33 .................. 1,100 1,073,705
6.88% , 04/30/40 .................. 500 444,023
8.50% , 01/31/47 .................. 2,400 2,209,528
7.90% , 02/21/48 .................. 1,400 1,216,497
8.70% , 03/01/49 .................. 1,400 1,303,979
8.88% , 05/29/50 .................. 1,800 1,696,938
8.75% , 09/30/51 .................. 800 742,163
8.15% , 11/20/59 .................. 400 347,904
7.50% , 02/16/61 .................. 1,400 1,146,467
Egyptian Financial Co. for Sovereign Taskeek
(The)
(d)
6.38% , 04/07/29 .................. 600 607,668
7.95% , 10/07/32 .................. 800 824,838
23,252,149
El Salvador — 0.0%
Republic of El Salvador
(e)
8.63% , 02/28/29 .................. 431 459,990
9.25% , 04/17/30
(c)
................. 850 921,530
8.25% , 04/10/32 .................. 500 537,599
7.65% , 06/15/35 .................. 918 955,070
7.12% , 01/20/50
(c)
................. 998 900,011
9.50% , 07/15/52 .................. 900 993,844
9.65% , 11/21/54 .................. 900 1,012,784
5,780,828
Security
Par (000)
Par (000) Value
Finland — 0.0%
(d)
Kuntarahoitus OYJ
3.25% , 08/24/27 .................. USD 290 $ 287,483
3.63% , 10/09/29 .................. 1,380 1,373,131
Republic of Finland
0.88% , 05/20/30 .................. 450 395,890
4.38% , 07/02/34 .................. 1,000 1,016,749
3,073,253
Gabon — 0.0%
Gabon Government Bond
(e)
9.50% , 02/18/29 .................. 600 538,997
6.63% , 02/06/31 .................. 800 624,382
7.00% , 11/24/31 .................. 400 309,716
1,473,095
Ghana — 0.0%
Republic of Ghana
(e)
5.00% , 07/03/29
(k)
................. 2,731 2,655,775
0.00% , 01/03/30
(i)
................. 510 439,183
5.00% , 07/03/35
(k)
................. 4,291 3,679,709
1.50% , 01/03/37 .................. 450 228,966
7,003,633
Guatemala — 0.0%
Republic of Guatemala
(e)
4.38% , 06/05/27 .................. 400 396,906
4.88% , 02/13/28 .................. 400 400,947
5.25% , 08/10/29
(c)
................. 600 607,187
4.90% , 06/01/30 .................. 400 398,555
6.05% , 08/06/31 .................. 600 627,095
5.38% , 04/24/32
(c)
................. 700 708,741
7.05% , 10/04/32 .................. 600 662,825
3.70% , 10/07/33 .................. 600 540,320
6.60% , 06/13/36 .................. 1,000 1,077,370
6.25% , 08/15/36 .................. 800 843,837
6.55% , 02/06/37 .................. 800 859,075
4.65% , 10/07/41 .................. 400 350,623
6.13% , 06/01/50
(c)
................. 1,400 1,374,190
6.88% , 08/15/55 .................. 600 646,037
9,493,708
Honduras — 0.0%
Republic of Honduras
(e)
6.25% , 01/19/27
(c)
................. 650 650,925
5.63% , 06/24/30 .................. 550 537,888
8.63% , 11/27/34 .................. 800 857,996
2,046,809
Hong Kong — 0.0%
Hong Kong Government International Bond
4.25% , 07/24/27
(d)
................. 1,200 1,212,194
4.50% , 01/11/28
(c) (d)
................ 1,200 1,219,971
4.00% , 06/07/28
(c) (d)
................ 800 805,984
4.13% , 06/10/30
(d)
................. 600 610,419
1.38% , 02/02/31
(d)
................. 1,200 1,062,797
1.75% , 11/24/31
(e)
................. 800 713,041
4.63% , 01/11/33
(d)
................. 1,200 1,236,276
4.00% , 06/07/33
(d)
................. 800 793,075
2.38% , 02/02/51
(d)
................. 400 262,700
5.25% , 01/11/53
(d)
................. 400 432,635
Hong Kong Sukuk 2017 Ltd. , 3.13% , 02/28/27
(e)
800 794,864
9,143,956
Hungary — 0.1%
Hungary Government Bond
6.13% , 05/22/28
(e)
................. 2,000 2,081,849
5.25% , 06/16/29
(e)
................. 1,600 1,632,360

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
144
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hungary (continued)
5.38% , 09/26/30
(e)
................. USD 1,200 $ 1,234,860
2.13% , 09/22/31
(e)
................. 2,200 1,894,186
6.25% , 09/22/32
(e)
................. 1,800 1,935,699
5.50% , 06/16/34
(e)
................. 1,200 1,222,428
6.00% , 09/26/35
(e)
................. 800 839,814
5.50% , 03/26/36
(e)
................. 2,400 2,421,383
7.63% , 03/29/41 .................. 1,610 1,935,442
3.13% , 09/21/51
(e)
................. 1,800 1,164,472
6.75% , 09/25/52
(e)
................. 1,200 1,322,502
6.75% , 09/23/55
(e)
................. 1,400 1,520,193
19,205,188
India — 0.0%
Indian Railway Finance Corp. Ltd.
(e)
3.84% , 12/13/27 .................. 400 395,446
3.25% , 02/13/30 .................. 800 761,812
1,157,258
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III
(e)
4.15% , 03/29/27 .................. 1,800 1,802,813
4.40% , 06/06/27
(c)
................. 1,600 1,606,713
4.40% , 03/01/28 .................. 1,600 1,610,844
5.40% , 11/15/28 .................. 1,000 1,038,285
4.45% , 02/20/29 .................. 1,100 1,108,929
5.10% , 07/02/29 .................. 800 824,143
5.00% , 05/25/30 .................. 1,000 1,030,399
2.80% , 06/23/30 .................. 1,000 937,217
4.55% , 07/23/30 .................. 800 808,217
2.55% , 06/09/31 .................. 1,030 938,502
4.70% , 06/06/32 .................. 1,400 1,417,858
5.60% , 11/15/33 .................. 900 957,536
5.20% , 07/02/34
(c)
................. 1,000 1,030,342
5.25% , 11/25/34 .................. 800 826,402
5.20% , 07/23/35 .................. 1,000 1,030,080
3.80% , 06/23/50 .................. 800 619,494
3.55% , 06/09/51 .................. 800 593,337
5.50% , 07/02/54
(c)
................. 600 608,128
5.65% , 11/25/54 .................. 600 614,704
Republic of Indonesia
4.35% , 01/08/27
(e)
................. 1,300 1,305,249
3.85% , 07/18/27
(e)
................. 800 797,205
4.15% , 09/20/27 .................. 700 701,061
3.50% , 01/11/28 .................. 1,250 1,236,296
4.55% , 01/11/28 .................. 800 806,271
4.10% , 04/24/28 .................. 1,200 1,201,817
4.75% , 02/11/29 .................. 1,000 1,018,655
4.40% , 03/10/29 .................. 400 403,680
3.40% , 09/18/29 .................. 740 721,867
5.25% , 01/15/30 .................. 400 416,272
2.85% , 02/14/30 .................. 1,000 947,220
3.85% , 10/15/30 .................. 1,600 1,574,649
1.85% , 03/12/31 .................. 1,200 1,057,840
4.30% , 04/16/31 .................. 600 600,228
2.15% , 07/28/31 .................. 1,200 1,065,179
3.55% , 03/31/32 .................. 1,000 949,409
4.65% , 09/20/32 .................. 1,300 1,311,815
4.85% , 01/11/33 .................. 1,200 1,218,055
4.70% , 02/10/34 .................. 600 602,255
4.75% , 09/10/34 .................. 1,200 1,204,786
5.60% , 01/15/35 .................. 1,000 1,065,280
8.50% , 10/12/35
(e)
................. 1,450 1,863,705
4.90% , 04/16/36 .................. 1,200 1,203,056
6.63% , 02/17/37
(e)
................. 1,450 1,659,188
7.75% , 01/17/38
(e)
................. 2,000 2,501,459
Security
Par (000)
Par (000) Value
Indonesia (continued)
5.25% , 01/17/42
(c) (e)
................ USD 2,200 $ 2,238,086
4.63% , 04/15/43
(e)
................. 1,200 1,128,161
6.75% , 01/15/44
(e)
................. 1,800 2,105,189
5.13% , 01/15/45
(c) (e)
................ 2,000 2,001,183
5.95% , 01/08/46
(e)
................. 1,300 1,403,967
5.25% , 01/08/47
(c) (e)
................ 1,600 1,617,056
4.75% , 07/18/47
(e)
................. 810 766,687
4.35% , 01/11/48 .................. 1,650 1,451,468
5.35% , 02/11/49
(c)
................. 1,000 1,015,801
3.70% , 10/30/49 .................. 1,000 776,831
3.50% , 02/14/50 .................. 750 561,819
4.20% , 10/15/50 .................. 1,450 1,218,604
3.05% , 03/12/51 .................. 2,000 1,371,373
4.30% , 03/31/52 .................. 600 507,993
5.45% , 09/20/52
(c)
................. 575 579,367
5.65% , 01/11/53 .................. 600 618,942
5.10% , 02/10/54
(c)
................. 800 777,158
5.15% , 09/10/54
(c)
................. 600 588,503
3.20% , 09/23/61 .................. 800 530,649
4.45% , 04/15/70 .................. 800 665,953
3.35% , 03/12/71 .................. 800 537,181
69,298,411
Iraq — 0.0%
Republic of Iraq , 5.80% , 01/15/28
(e)
........ 801 798,012
Israel — 0.1%
State of Israel Government Bond
6.25% , 11/21/27
(e)
................. 600 625,425
3.25% , 01/17/28 .................. 1,000 980,187
5.38% , 03/12/29 .................. 2,000 2,059,522
2.50% , 01/15/30 .................. 800 741,899
5.38% , 02/19/30 .................. 2,400 2,484,951
2.75% , 07/03/30 .................. 1,800 1,673,937
6.50% , 11/06/31
(e)
................. 1,400 1,535,094
4.50% , 01/17/33 .................. 1,800 1,765,465
5.50% , 09/18/33 .................. 70 75,407
5.50% , 03/12/34 .................. 2,800 2,917,394
5.63% , 02/19/35 .................. 2,400 2,523,922
4.50% , 01/30/43 .................. 1,550 1,388,741
4.13% , 01/17/48 .................. 800 636,883
3.38% , 01/15/50 .................. 2,000 1,370,429
3.88% , 07/03/50 .................. 1,950 1,448,961
5.75% , 03/12/54 .................. 2,800 2,739,417
3.80% , 05/13/60
(e)
................. 4,600 3,152,801
4.50% , 04/03/2120 ................ 1,000 749,719
28,870,154
Italy — 0.0%
Buoni Poliennali del Tesoro
2.88% , 10/17/29 .................. 1,761 1,686,137
5.38% , 06/15/33 .................. 1,602 1,698,832
4.00% , 10/17/49 .................. 2,217 1,680,952
3.88% , 05/06/51 .................. 2,245 1,651,438
6,717,359
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(e)
6.38% , 03/03/28 .................. 300 304,530
7.63% , 01/30/33 .................. 1,000 1,054,454
6.13% , 06/15/33 .................. 1,200 1,166,144
8.08% , 04/01/36 .................. 1,800 1,890,253
8.25% , 01/30/37 .................. 1,400 1,486,596
5,901,977

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
145
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jamaica — 0.0%
Jamaica Government Bond
6.75% , 04/28/28 .................. USD 1,150 $ 1,183,270
8.00% , 03/15/39
(c)
................. 1,200 1,450,412
7.88% , 07/28/45 .................. 1,600 1,932,258
4,565,940
Jordan — 0.0%
Hashemite Kingdom of Jordan
(e)
5.75% , 01/31/27 .................. 880 883,476
7.75% , 01/15/28 .................. 600 628,666
7.50% , 01/13/29 .................. 1,200 1,270,750
5.85% , 07/07/30 .................. 1,200 1,212,256
7.38% , 10/10/47 .................. 1,000 1,006,487
5,001,635
Kazakhstan — 0.0%
Republic of Kazakhstan
4.41% , 10/28/30
(d)
................. 1,400 1,389,162
5.00% , 07/01/32
(e)
................. 1,200 1,218,306
4.71% , 04/09/35
(e)
................. 1,400 1,380,047
5.50% , 07/01/37
(e)
................. 1,000 1,020,819
4.88% , 10/14/44
(e)
................. 1,200 1,116,966
6.50% , 07/21/45
(e)
................. 1,400 1,568,543
7,693,843
Kenya — 0.0%
Republic of Kenya
9.75% , 02/16/31
(e)
................. 1,400 1,501,190
8.00% , 05/22/32
(e)
................. 1,200 1,199,382
7.88% , 10/09/33
(d)
................. 600 586,614
6.30% , 01/23/34
(e)
................. 800 708,665
9.50% , 03/05/36
(e)
................. 1,400 1,431,616
8.80% , 10/09/38
(d)
................. 800 779,976
8.25% , 02/28/48
(e)
................. 1,000 914,775
7,122,218
Kuwait — 0.1%
State of Kuwait
3.50% , 03/20/27
(e)
................. 4,300 4,260,390
4.02% , 10/09/28
(d)
................. 3,000 2,991,660
4.14% , 10/09/30
(d)
................. 3,000 2,988,887
4.65% , 10/09/35
(d)
................. 4,600 4,618,262
14,859,199
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(d)
...................... 600 603,976
Latvia — 0.0%
Latvia Government Bond , 5.13% , 07/30/34
(d)
. 1,365 1,412,221
Lebanon — 0.0%
Lebanese Republic
(a)(e)(j)
6.60% , 11/27/26 .................. 1,650 375,617
6.85% , 03/23/27 .................. 1,280 291,590
6.75% , 11/29/27 .................. 1,032 235,303
6.65% , 11/03/28 .................. 650 148,456
6.85% , 05/25/29 .................. 895 204,332
6.65% , 02/26/30 .................. 1,500 343,049
7.00% , 03/23/32 .................. 1,000 228,886
7.05% , 11/02/35 .................. 400 91,618
7.25% , 03/23/37 .................. 545 124,830
2,043,681
Malaysia — 0.0%
(e)
Malaysia Sovereign Sukuk Bhd. , 4.24% ,
04/22/45
(c)
...................... 400 365,869
Malaysia Sukuk Global Bhd. , 4.08% , 04/27/46 750 669,382
Security
Par (000)
Par (000) Value
Malaysia (continued)
Malaysia Wakala Sukuk Bhd.
2.07% , 04/28/31 .................. USD 750 $ 680,688
3.08% , 04/28/51 .................. 250 183,287
1,899,226
Mexico — 0.3%
Mex Bonos Desarr Fix Rt
4.15% , 03/28/27 .................. 1,765 1,763,276
3.75% , 01/11/28 .................. 1,400 1,387,588
5.40% , 02/09/28 .................. 1,200 1,229,405
4.50% , 04/22/29 .................. 2,400 2,412,497
5.00% , 05/07/29 .................. 1,000 1,019,192
3.25% , 04/16/30 .................. 2,100 1,992,227
6.00% , 05/13/30 .................. 1,600 1,686,646
4.75% , 03/22/31 .................. 1,200 1,194,362
2.66% , 05/24/31 .................. 2,800 2,512,673
8.30% , 08/15/31 .................. 1,175 1,413,226
4.75% , 04/27/32 .................. 2,235 2,198,093
5.85% , 07/02/32 .................. 3,000 3,108,148
5.38% , 03/22/33 .................. 2,100 2,104,830
7.50% , 04/08/33 .................. 1,130 1,299,082
4.88% , 05/19/33 .................. 2,000 1,944,515
3.50% , 02/12/34 .................. 2,800 2,442,516
6.75% , 09/27/34 .................. 1,675 1,838,382
6.35% , 02/09/35 .................. 2,855 3,019,568
5.63% , 09/22/35 .................. 2,200 2,192,270
6.00% , 05/07/36 .................. 3,800 3,904,066
6.88% , 05/13/37 .................. 3,430 3,716,513
6.63% , 01/29/38 .................. 2,100 2,218,658
6.05% , 01/11/40 .................. 2,950 2,992,864
4.28% , 08/14/41 .................. 2,600 2,139,389
4.75% , 03/08/44 .................. 3,984 3,368,568
5.55% , 01/21/45 .................. 2,755 2,603,147
4.60% , 01/23/46 .................. 2,400 1,956,638
4.35% , 01/15/47 .................. 1,300 1,020,800
4.60% , 02/10/48 .................. 1,850 1,483,867
4.50% , 01/31/50 .................. 1,800 1,415,784
5.00% , 04/27/51 .................. 2,400 2,008,959
4.40% , 02/12/52 .................. 2,200 1,668,403
6.34% , 05/04/53 .................. 2,800 2,781,170
6.40% , 05/07/54 .................. 2,400 2,400,464
7.38% , 05/13/55 .................. 2,405 2,699,225
3.77% , 05/24/61 .................. 3,000 1,942,282
3.75% , 04/19/71 .................. 3,000 1,864,551
5.75% , 10/12/2110 ................ 2,500 2,193,857
81,137,701
Mongolia — 0.0%
State of Mongolia
(e)
8.65% , 01/19/28 .................. 400 424,595
6.63% , 02/25/30 .................. 600 615,372
4.45% , 07/07/31 .................. 400 365,540
1,405,507
Morocco — 0.0%
Kingdom of Morocco
(e)
2.38% , 12/15/27 .................. 800 767,013
5.95% , 03/08/28 .................. 1,000 1,033,901
3.00% , 12/15/32 .................. 1,200 1,061,364
6.50% , 09/08/33 .................. 1,200 1,312,655
5.50% , 12/11/42 .................. 400 387,135
4.00% , 12/15/50 .................. 1,400 1,046,698
5,608,766
Mozambique — 0.0%
Republic of Mozambique , 9.00% , 09/15/31
(e) (k)
800 692,108

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
146
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nigeria — 0.1%
Federal Republic of Nigeria
(e)
6.50% , 11/28/27 .................. USD 1,400 $ 1,403,677
6.13% , 09/28/28 .................. 1,200 1,179,184
8.38% , 03/24/29 .................. 1,200 1,245,134
7.14% , 02/23/30 .................. 1,200 1,193,927
8.75% , 01/21/31 .................. 800 837,124
9.63% , 06/09/31 .................. 600 652,997
7.88% , 02/16/32 .................. 1,400 1,400,698
7.38% , 09/28/33 .................. 1,400 1,347,424
10.38% , 12/09/34 ................. 1,400 1,569,535
7.70% , 02/23/38 .................. 1,200 1,125,227
7.63% , 11/28/47 .................. 1,400 1,240,094
9.25% , 01/21/49 .................. 600 618,023
8.25% , 09/28/51 .................. 1,200 1,108,626
14,921,670
Oman — 0.1%
Oman Government Bond
(e)
5.38% , 03/08/27 .................. 1,150 1,164,953
6.75% , 10/28/27 .................. 1,400 1,461,409
5.63% , 01/17/28 .................. 2,400 2,459,431
6.00% , 08/01/29 .................. 2,000 2,105,133
6.25% , 01/25/31 .................. 1,600 1,728,639
7.38% , 10/28/32 .................. 1,000 1,164,491
6.50% , 03/08/47 .................. 1,850 2,027,361
6.75% , 01/17/48 .................. 2,600 2,911,426
7.00% , 01/25/51 .................. 1,000 1,152,960
Oman Sovereign Sukuk SAOC
4.88% , 06/15/30
(e)
................. 1,600 1,642,932
4.53% , 04/17/33
(d)
................. 400 400,080
18,218,815
Pakistan — 0.0%
(e)
Islamic Republic of Pakistan
6.88% , 12/05/27 .................. 1,600 1,596,275
7.38% , 04/08/31 .................. 1,290 1,272,105
8.88% , 04/08/51 .................. 900 859,345
Pakistan Global Sukuk Programme Co. Ltd.
(The) , 7.95% , 01/31/29 .............. 600 608,435
4,336,160
Panama — 0.1%
Republic of Panama
8.88% , 09/30/27 .................. 965 1,040,437
3.88% , 03/17/28 .................. 1,050 1,033,956
9.38% , 04/01/29 .................. 900 1,027,003
3.16% , 01/23/30 .................. 1,400 1,312,069
7.50% , 03/01/31 .................. 1,000 1,112,049
2.25% , 09/29/32 .................. 2,400 1,979,552
3.30% , 01/19/33 .................. 1,000 876,033
6.38% , 07/25/33
(d) (e)
................ 730 751,191
6.40% , 02/14/35 .................. 2,200 2,320,200
6.70% , 01/26/36 .................. 1,920 2,063,864
6.88% , 01/31/36 .................. 800 868,194
8.00% , 03/01/38 .................. 1,200 1,399,891
4.50% , 05/15/47 .................. 1,000 800,271
4.50% , 04/16/50 .................. 2,400 1,879,042
4.30% , 04/29/53 .................. 1,600 1,224,043
6.85% , 03/28/54
(c)
................. 1,400 1,484,486
4.50% , 04/01/56 .................. 2,300 1,756,858
7.88% , 03/01/57 .................. 600 706,145
3.87% , 07/23/60 .................. 2,800 1,899,904
4.50% , 01/19/63 .................. 1,400 1,064,171
26,599,359
Security
Par (000)
Par (000) Value
Papua New Guinea — 0.0%
Papua New Guinea Government International
Bond , 8.38% , 10/04/28
(e)
............. USD 480 $ 495,887
Paraguay — 0.0%
Republic of Paraguay
(e)
4.95% , 04/28/31 .................. 800 809,269
2.74% , 01/29/33 .................. 600 530,533
3.85% , 06/28/33 .................. 400 376,270
5.85% , 08/21/33
(c)
................. 400 422,085
6.00% , 02/09/36 .................. 400 426,579
6.10% , 08/11/44 .................. 1,030 1,067,485
5.60% , 03/13/48 .................. 600 574,355
5.40% , 03/30/50 .................. 1,000 929,154
6.65% , 03/04/55 .................. 600 647,413
5,783,143
Peru — 0.1%
Republic of Peru
4.13% , 08/25/27 .................. 300 301,115
2.84% , 06/20/30 .................. 387 363,467
2.78% , 01/23/31 .................. 2,670 2,471,999
1.86% , 12/01/32 .................. 1,070 889,593
8.75% , 11/21/33 .................. 1,925 2,431,799
3.00% , 01/15/34 .................. 2,170 1,890,325
5.38% , 02/08/35 .................. 1,015 1,043,217
5.50% , 03/30/36 .................. 1,500 1,541,540
6.55% , 03/14/37 .................. 1,050 1,174,463
3.30% , 03/11/41 .................. 1,170 912,754
5.63% , 11/18/50 .................. 2,345 2,334,472
3.55% , 03/10/51 .................. 1,810 1,307,205
5.88% , 08/08/54 .................. 1,700 1,723,162
6.20% , 06/30/55 .................. 1,200 1,265,664
2.78% , 12/01/60 .................. 2,000 1,132,711
3.60% , 01/15/72 .................. 900 581,097
3.23% , 07/28/2121 ................ 1,100 626,471
21,991,054
Philippines — 0.1%
Republic of Philippines
3.23% , 03/29/27 .................. 200 197,568
5.17% , 10/13/27 .................. 400 408,118
3.00% , 02/01/28 .................. 1,900 1,857,618
4.63% , 07/17/28
(c)
................. 600 609,264
3.75% , 01/14/29 .................. 1,400 1,386,151
9.50% , 02/02/30 .................. 1,887 2,271,843
4.38% , 03/05/30
(c)
................. 400 405,943
2.46% , 05/05/30 .................. 1,000 929,688
7.75% , 01/14/31 .................. 1,700 1,979,249
1.65% , 06/10/31 .................. 1,200 1,046,740
1.95% , 01/06/32 .................. 625 544,164
6.38% , 01/15/32 .................. 1,070 1,186,497
3.56% , 09/29/32 .................. 600 569,510
5.61% , 04/13/33 .................. 600 641,330
5.00% , 07/17/33 .................. 1,200 1,235,709
5.25% , 05/14/34 .................. 1,000 1,047,119
6.38% , 10/23/34 .................. 1,810 2,042,643
5.50% , 02/04/35 .................. 1,000 1,066,143
4.75% , 03/05/35 .................. 1,200 1,210,152
5.00% , 01/13/37 .................. 1,200 1,219,912
3.95% , 01/20/40 .................. 2,000 1,795,933
3.70% , 03/01/41 .................. 1,925 1,641,897
3.70% , 02/02/42 .................. 1,725 1,448,203
2.95% , 05/05/45 .................. 1,350 966,094
2.65% , 12/10/45 .................. 1,600 1,079,166
3.20% , 07/06/46 .................. 2,200 1,617,841
4.20% , 03/29/47 .................. 1,000 856,985

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
147
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Philippines (continued)
5.95% , 10/13/47 .................. USD 400 $ 430,565
5.50% , 01/17/48 .................. 1,200 1,231,567
5.60% , 05/14/49 .................. 1,000 1,030,901
5.18% , 09/05/49 .................. 1,000 978,383
5.90% , 02/04/50 .................. 1,000 1,069,639
36,002,535
Poland — 0.1%
Republic of Poland
5.50% , 11/16/27 .................. 1,300 1,340,726
4.63% , 03/18/29 .................. 1,300 1,324,427
4.88% , 02/12/30 .................. 2,600 2,677,764
5.75% , 11/16/32 .................. 1,460 1,567,333
4.88% , 10/04/33 .................. 2,400 2,441,740
5.13% , 09/18/34 .................. 2,900 2,980,614
5.38% , 02/12/35 .................. 2,580 2,696,816
5.50% , 04/04/53 .................. 2,250 2,211,256
5.50% , 03/18/54 .................. 3,250 3,194,967
20,435,643
Qatar — 0.1%
State of Qatar
4.50% , 02/27/28
(e)
................. 800 812,951
4.50% , 04/23/28
(e)
................. 2,650 2,690,622
4.00% , 03/14/29
(e)
................. 3,800 3,820,879
4.63% , 05/29/29
(e)
................. 1,000 1,026,576
3.75% , 04/16/30
(e)
................. 3,000 2,980,939
9.75% , 06/15/30
(c) (d)
................ 878 1,093,428
4.75% , 05/29/34
(e)
................. 1,600 1,663,963
4.88% , 02/27/35
(e)
................. 2,000 2,100,903
6.40% , 01/20/40
(d)
................. 900 1,047,213
5.75% , 01/20/42
(c) (d)
................ 1,000 1,092,534
4.63% , 06/02/46
(e)
................. 2,000 1,887,614
5.10% , 04/23/48
(e)
................. 5,600 5,616,321
4.82% , 03/14/49
(e)
................. 5,600 5,406,908
4.40% , 04/16/50
(e)
................. 4,800 4,358,528
35,599,379
Republic of Turkiye — 0.2%
Hazine Mustesarligi Varlik Kiralama A/S
(e)
7.25% , 02/24/27 .................. 2,800 2,895,615
8.51% , 01/14/29 .................. 2,200 2,414,540
6.50% , 04/26/30 .................. 2,400 2,484,799
6.75% , 09/01/30 .................. 2,400 2,495,646
Istanbul Metropolitan Municipality , 10.50% ,
12/06/28
(e)
...................... 600 658,104
Republic of Turkiye (The)
6.00% , 03/25/27 .................. 3,000 3,056,881
8.60% , 09/24/27 .................. 2,000 2,139,714
9.88% , 01/15/28 .................. 3,200 3,520,571
5.13% , 02/17/28 .................. 2,200 2,207,545
6.13% , 10/24/28 .................. 2,200 2,252,631
9.38% , 03/14/29 .................. 2,000 2,239,942
7.63% , 04/26/29 .................. 3,000 3,203,095
11.88% , 01/15/30
(c)
................ 1,210 1,513,897
5.25% , 03/13/30
(c)
................. 2,200 2,166,889
9.13% , 07/13/30 .................. 2,600 2,954,282
5.95% , 01/15/31 .................. 2,200 2,197,876
5.88% , 06/26/31 .................. 1,600 1,585,087
7.13% , 02/12/32 .................. 2,200 2,288,705
7.25% , 05/29/32 .................. 1,600 1,674,705
7.13% , 07/17/32 .................. 1,400 1,454,503
9.38% , 01/19/33 .................. 2,400 2,794,862
6.50% , 09/20/33
(c)
................. 1,200 1,200,392
8.00% , 02/14/34 .................. 1,580 1,736,851
7.63% , 05/15/34 .................. 3,000 3,201,565
Security
Par (000)
Par (000) Value
Republic of Turkiye (continued)
6.50% , 01/03/35 .................. USD 3,400 $ 3,359,541
6.95% , 09/16/35 .................. 1,000 1,013,642
6.88% , 03/17/36
(c)
................. 2,674 2,709,496
6.80% , 11/04/36 .................. 2,000 1,988,740
7.25% , 03/05/38
(c)
................. 912 972,339
6.75% , 05/30/40
(c)
................. 2,000 1,950,905
6.00% , 01/14/41 .................. 2,950 2,615,538
4.88% , 04/16/43 .................. 3,000 2,278,740
6.63% , 02/17/45
(c)
................. 2,850 2,609,613
5.75% , 05/11/47
(c)
................. 3,400 2,764,460
76,601,711
Romania — 0.1%
Romania Government Bond
(e)
3.00% , 02/27/27 .................. 1,176 1,153,097
5.25% , 11/25/27 .................. 850 860,720
6.63% , 02/17/28 .................. 1,506 1,566,179
5.88% , 01/30/29 .................. 1,850 1,903,422
5.75% , 09/16/30 .................. 1,900 1,943,483
3.00% , 02/14/31 .................. 1,250 1,120,598
3.63% , 03/27/32 .................. 1,100 989,010
7.13% , 01/17/33 .................. 1,550 1,670,632
6.38% , 01/30/34 .................. 1,780 1,825,157
6.00% , 05/25/34 .................. 1,000 1,003,077
5.75% , 03/24/35 .................. 1,900 1,855,373
6.63% , 05/16/36 .................. 1,600 1,645,823
7.50% , 02/10/37 .................. 1,150 1,259,306
6.13% , 01/22/44 .................. 960 923,299
5.13% , 06/15/48 .................. 1,200 996,161
4.00% , 02/14/51 .................. 1,850 1,274,412
7.63% , 01/17/53 .................. 1,190 1,321,445
23,311,194
Rwanda — 0.0%
Republic of Rwanda , 5.50% , 08/09/31
(e)
..... 600 543,775
Saudi Arabia — 0.3%
(e)
Kingdom of Saudi Arabia
2.50% , 02/03/27 .................. 1,100 1,078,063
5.13% , 01/13/28 .................. 4,800 4,901,170
4.75% , 01/18/28 .................. 3,200 3,241,152
3.63% , 03/04/28 .................. 5,000 4,943,961
4.38% , 04/16/29 .................. 3,800 3,824,484
4.75% , 01/16/30 .................. 3,200 3,260,680
4.50% , 04/17/30 .................. 2,900 2,932,974
3.25% , 10/22/30 .................. 1,400 1,334,585
5.38% , 01/13/31 .................. 2,800 2,939,201
2.75% , 02/03/32 .................. 1,000 912,541
5.50% , 10/25/32 .................. 2,200 2,336,981
2.25% , 02/02/33 .................. 2,600 2,238,101
4.88% , 07/18/33 .................. 3,400 3,463,135
5.00% , 01/16/34 .................. 4,000 4,110,084
5.63% , 01/13/35 .................. 4,000 4,280,780
4.50% , 10/26/46 .................. 6,300 5,563,595
4.63% , 10/04/47 .................. 4,310 3,826,702
5.00% , 04/17/49 .................. 3,350 3,117,335
5.25% , 01/16/50 .................. 3,450 3,353,332
3.25% , 11/17/51 .................. 1,200 823,217
5.00% , 01/18/53 .................. 3,200 2,936,525
5.75% , 01/16/54 .................. 4,600 4,706,151
3.75% , 01/21/55 .................. 2,600 1,913,543
4.50% , 04/22/60 .................. 2,800 2,336,575
3.45% , 02/02/61 .................. 2,600 1,738,726
KSA Sukuk Ltd.
3.63% , 04/20/27 .................. 4,200 4,167,388
5.27% , 10/25/28 .................. 2,600 2,678,721

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
148
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
4.30% , 01/19/29 .................. USD 2,000 $ 2,005,233
4.27% , 05/22/29 .................. 3,000 3,005,015
2.97% , 10/29/29 .................. 2,400 2,293,766
2.25% , 05/17/31 .................. 2,000 1,796,233
4.51% , 05/22/33 .................. 2,800 2,787,608
94,847,557
Senegal — 0.0%
Republic of Senegal
(e)
7.75% , 06/10/31 .................. 800 626,264
6.25% , 05/23/33 .................. 1,200 855,435
6.75% , 03/13/48 .................. 1,000 634,443
2,116,142
Serbia — 0.0%
Republic of Serbia
(e)
6.25% , 05/26/28 .................. 600 625,085
2.13% , 12/01/30 .................. 1,100 963,931
6.50% , 09/26/33 .................. 1,000 1,090,082
6.00% , 06/12/34 .................. 1,400 1,470,961
4,150,059
Slovenia — 0.0%
Slovenia Government Bond , 5.00% ,
09/19/33
(c) (d)
..................... 800 828,845
South Africa — 0.1%
Republic of South Africa
4.85% , 09/27/27 .................. 800 809,130
4.30% , 10/12/28 .................. 1,800 1,786,768
4.85% , 09/30/29 .................. 1,800 1,798,559
5.88% , 06/22/30 .................. 1,400 1,447,899
5.88% , 04/20/32 .................. 1,400 1,443,286
7.10% , 11/19/36
(e)
................. 1,800 1,936,386
6.25% , 03/08/41 .................. 775 740,557
5.38% , 07/24/44 .................. 1,000 849,283
5.00% , 10/12/46 .................. 1,000 782,711
5.65% , 09/27/47 .................. 1,400 1,179,471
6.30% , 06/22/48 .................. 600 543,167
5.75% , 09/30/49 .................. 2,900 2,445,349
7.30% , 04/20/52 .................. 1,400 1,408,360
7.95% , 11/19/54
(e)
................. 1,400 1,495,691
18,666,617
South Korea — 0.0%
Republic of Korea
2.75% , 01/19/27 .................. 1,000 987,829
3.50% , 09/20/28 .................. 400 396,547
2.50% , 06/19/29 .................. 925 883,704
4.50% , 07/03/29
(c)
................. 1,000 1,022,962
1.00% , 09/16/30 .................. 600 526,508
3.63% , 10/29/30 .................. 1,000 993,210
1.75% , 10/15/31 .................. 600 534,107
4.13% , 06/10/44
(c)
................. 950 864,369
3.88% , 09/20/48 .................. 400 342,933
6,552,169
Sri Lanka — 0.0%
Sri Lanka Government Bond
(e)
4.00% , 04/15/28 .................. 1,056 1,012,710
3.10% , 01/15/30
(k)
................. 870 818,932
3.35% , 03/15/33
(k)
................. 1,975 1,719,124
3.60% , 06/15/35
(k)
................. 1,411 1,090,736
3.60% , 05/15/36
(k)
................. 936 853,710
3.60% , 02/15/38
(k)
................. 1,995 1,839,909
7,335,121
Security
Par (000)
Par (000) Value
Supranational — 0.0%
IsDB Trust Services No. 2 SARL
(e)
4.60% , 03/14/28 .................. USD 1,700 $ 1,727,940
4.91% , 10/03/28 .................. 1,200 1,235,568
4.75% , 05/15/29 .................. 1,700 1,749,121
4.05% , 10/15/29 .................. 200 201,113
4,913,742
Suriname — 0.0%
Suriname Government International Bond
7.70% , 11/06/30
(d)
................. 200 201,220
7.95% , ( 7.95 % Cash or 3.00 % PIK),
07/15/33
(c) (e) (g) (k)
................. 629 623,894
8.50% , 11/06/35
(d)
................. 200 205,565
1,030,679
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago
(e)
4.50% , 06/26/30 .................. 400 382,095
5.95% , 01/14/31 .................. 455 453,756
6.40% , 06/26/34 .................. 800 793,986
1,629,837
Ukraine — 0.0%
Ukraine Government Bond
(e)(k)
4.50% , 02/01/29 .................. 857 587,498
0.00% , 02/01/30 .................. 643 339,614
0.00% , 02/01/34 .................. 1,908 787,365
4.50% , 02/01/34 .................. 2,928 1,628,245
0.00% , 02/01/35 .................. 1,489 757,492
4.50% , 02/01/35 .................. 2,775 1,537,084
0.00% , 02/01/36 .................. 1,262 642,216
4.50% , 02/01/36 .................. 2,339 1,284,420
7,563,934
United Arab Emirates — 0.2%
Dubai DOF Sukuk Ltd.
(e)
5.00% , 04/30/29 .................. 1,000 1,039,841
2.76% , 09/09/30 .................. 1,300 1,229,772
Sharjah Sukuk Program Ltd.
(e)
2.94% , 06/10/27 .................. 800 778,389
4.23% , 03/14/28 .................. 1,000 992,559
3.23% , 10/23/29 .................. 1,000 948,916
3.89% , 04/04/30 .................. 800 776,384
3.20% , 07/13/31 .................. 600 552,378
6.09% , 03/19/34 .................. 1,400 1,506,150
5.43% , 04/17/35 .................. 600 617,591
UAE International Government Bond
(e)
2.00% , 10/19/31 .................. 600 540,496
4.05% , 07/07/32 .................. 1,600 1,614,551
4.92% , 09/25/33 .................. 1,400 1,491,974
4.86% , 07/02/34 .................. 1,600 1,694,461
2.88% , 10/19/41 .................. 1,000 781,736
4.95% , 07/07/52 .................. 1,200 1,184,115
3.25% , 10/19/61 .................. 2,000 1,417,432
United Arab Emirates Government Bond
3.13% , 10/11/27
(e)
................. 3,800 3,762,046
1.63% , 06/02/28
(e)
................. 2,000 1,889,716
3.63% , 10/02/28
(d)
................. 1,000 995,270
4.88% , 04/30/29
(e)
................. 1,400 1,450,391
2.50% , 09/30/29
(e)
................. 2,800 2,664,392
3.13% , 04/16/30
(e)
................. 2,800 2,722,703
1.70% , 03/02/31
(e)
................. 1,400 1,249,847
1.88% , 09/15/31
(e)
................. 1,600 1,428,941
5.00% , 04/30/34
(e)
................. 1,400 1,488,365
4.25% , 10/02/35
(d)
................. 1,800 1,795,844
5.25% , 01/30/43
(e)
................. 1,000 997,056

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
149
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
4.13% , 10/11/47
(e)
................. USD 2,800 $ 2,473,492
3.13% , 09/30/49
(e)
................. 3,800 2,815,149
3.88% , 04/16/50
(e)
................. 3,700 3,093,321
3.90% , 09/09/50
(e)
................. 1,200 919,523
3.00% , 09/15/51
(e)
................. 1,200 853,197
5.50% , 04/30/54
(e)
................. 1,800 1,905,903
2.70% , 09/02/70
(e)
................. 1,600 953,515
50,625,416
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 .................. 735 737,005
4.38% , 01/23/31 .................. 2,025 2,048,687
7.88% , 01/15/33 .................. 669 802,899
5.75% , 10/28/34 .................. 2,100 2,257,419
7.63% , 03/21/36 .................. 900 1,099,936
5.44% , 02/14/37 .................. 1,950 2,045,140
4.13% , 11/20/45 .................. 720 643,313
5.10% , 06/18/50 .................. 3,775 3,641,158
4.98% , 04/20/55 .................. 2,400 2,233,885
5.25% , 09/10/60 .................. 1,200 1,149,030
16,658,472
Uzbekistan — 0.0%
Republic of Uzbekistan
(e)
7.85% , 10/12/28 .................. 1,200 1,291,620
5.38% , 02/20/29 .................. 200 201,495
6.95% , 05/25/32 .................. 1,000 1,085,841
2,578,956
Zambia — 0.0%
Republic of Zambia
(e)
5.75% , 06/30/33
(k)
................. 1,235 1,186,635
0.50% , 12/31/53 .................. 1,253 872,829
2,059,464
Total Foreign Government Obligations — 3 .5%
(Cost: $ 1,143,112,596 ) ............................ 1,152,986,202
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement
& Power District , Series 2010A , RB ,
4.84% , 01/01/41 .................. 1,000 988,455
California — 0 .3%
Bay Area Toll Authority
Series 2009F-2 , RB , 6.26% , 04/01/49 .... 1,140 1,244,099
Series 2010S-1 , RB , 7.04% , 04/01/50 .... 150 175,328
Series 2010S-3 , RB , 6.91% , 10/01/50 .... 775 898,328
Series 2021F3 , RB , 3.13% , 04/01/55
(c)
... 565 398,302
California Health Facilities Financing Authority
Series 2022 , RB , 4.19% , 06/01/37 ...... 55 52,593
Series 2022 , RB , 4.35% , 06/01/41
(c)
..... 480 447,505
California State University
Series 2020E , RB , 2.90% , 11/01/51 ..... 100 72,243
Series 2020B , RB , 2.98% , 11/01/51 ..... 680 479,420
Series 2021B , RB , 2.72% , 11/01/52 ..... 1,055 711,215
Series 2023B , RB , 5.18% , 11/01/53 ..... 110 107,778
City of Los Angeles Department of Airports
Customer Facility Charge , Series 2022A ,
RB , 4.24% , 05/15/48 ............... 55 47,891
City of San Francisco , Series 2010G , RB ,
6.95% , 11/01/50 .................. 50 56,431
East Bay Municipal Utility District Water
System , Series 2010B , RB , 5.87% , 06/01/40 500 533,099
Security
Par (000)
Par (000) Value
California (continued)
Foothill-Eastern Transportation Corridor
Agency , Series 2019A , RB , 4.09% , 01/15/49 USD 350 $ 281,487
Golden State Tobacco Securitization Corp.
Series 2021A , RB , 3.12% , 06/01/38 ..... 1,000 877,440
Series 2021A1 , RB , 3.71% , 06/01/41 .... 385 303,524
Series 2021B , RB , 3.29% , 06/01/42 ..... 315 262,502
Series 2021B , RB , 3.00% , 06/01/46 ..... 80 72,425
Series 2021A1 , RB , 4.21% , 06/01/50
(c)
... 205 152,063
Los Angeles Community College District , Series
2010E , GO , 6.75% , 08/01/49 .......... 535 605,492
Los Angeles Department of Water & Power
Series 2010D , RB , 6.57% , 07/01/45 ..... 600 648,250
Series 2010A , RB , 6.60% , 07/01/50
(c)
.... 855 917,174
Regents of the University of California Medical
Center Pooled
Series 2022Q , RB , 4.13% , 05/15/32 ..... 1,105 1,093,831
Series 2010H , RB , 6.55% , 05/15/48 ..... 725 792,827
Series 2009F , RB , 6.58% , 05/15/49 ..... 1,260 1,368,723
Series 2022Q , RB , 4.56% , 05/15/53 ..... 175 153,642
Series 2020N , RB , 3.26% , 05/15/60 ..... 540 353,193
Series 2020N , RB , 3.71% , 05/15/2120 ... 100 64,918
San Diego County Regional Transportation
Commission , Series 2010A , RB ,
5.91% , 04/01/48 .................. 160 166,250
San Diego County Water Authority , Series
2010B , RB , 6.14% , 05/01/49
(c)
......... 250 263,593
San Francisco City & County Public Utilities
Commission Wastewater , Series 2024A , RB ,
4.66% , 10/01/27 .................. 410 415,916
San Joaquin Hills Transportation Corridor
Agency , Series 2021B , AGM , RB ,
3.49% , 01/15/50 .................. 250 193,986
State of California
Series 2021 , GO , 1.70% , 02/01/28
(c)
..... 250 238,792
Series 2018 , GO , 3.50% , 04/01/28
(c)
..... 2,815 2,798,289
Series 2019 , GO , 3.05% , 04/01/29 ...... 500 488,178
GO , 4.50% , 08/01/29 ............... 350 358,240
Series 2024 , GO , 5.13% , 09/01/29 ...... 1,000 1,045,902
Series 2019 , GO , 2.50% , 10/01/29 ...... 570 542,604
Series 2009 , GO , 7.50% , 04/01/34 ...... 1,900 2,230,540
Series 2024 , GO , 5.15% , 09/01/34 ...... 1,000 1,049,974
GO , 5.10% , 09/01/35 ............... 500 521,550
Series 2018 , GO , 4.60% , 04/01/38 ...... 125 127,498
Series 2009 , GO , 7.55% , 04/01/39 ...... 2,630 3,206,150
Series 2009 , GO , 7.30% , 10/01/39 ...... 1,155 1,354,763
Series 2009 , GO , 7.35% , 11/01/39 ...... 500 589,219
Series 2010 , GO , 7.63% , 03/01/40
(c)
..... 1,200 1,464,309
Series 2010 , GO , 7.60% , 11/01/40 ...... 2,350 2,911,733
Series 2023 , GO , 5.88% , 10/01/41 ...... 2,000 2,097,618
Series 2023 , GO , 5.20% , 03/01/43 ...... 105 104,874
University of California
Series 2020BG , RB , 1.61% , 05/15/30
(c)
... 720 649,419
Series 2021BJ , RB , 3.07% , 05/15/51
(c)
... 1,305 901,438
Series 2012AD , RB , 4.86% , 05/15/2112 .. 110 95,851
Series 2015AQ , RB , 4.77% , 05/15/2115 .. 1,445 1,225,592
38,214,001
Connecticut — 0.0%
State of Connecticut , Series A , GO ,
5.85% , 03/15/32 .................. 1,340 1,440,935
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority ,
Series 2014A , RB , 4.81% , 10/01/2114 .... 100 89,011

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
150
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida — 0.0%
County of Broward Airport System , Series
2019C , RB , 3.48% , 10/01/43 .......... USD 1,000 $ 850,338
County of Miami-Dade , Series 2018C , RB ,
4.28% , 10/01/41 .................. 60 56,003
County of Miami-Dade Seaport Department ,
Series 2023 , RB , 6.22% , 11/01/55 ...... 170 176,727
County of Miami-Dade Transit System , Series
2020B , RB , 2.60% , 07/01/42 .......... 1,000 773,702
State Board of Administration Finance Corp.
Series 2020A , RB , 1.71% , 07/01/27 ..... 750 723,479
Series 2020A , RB , 2.15% , 07/01/30 ..... 925 848,060
Series 2024A , RB , 5.53% , 07/01/34
(c)
.... 750 793,142
4,221,451
Georgia — 0.0%
City of Atlanta Water & Wastewater , Series
2020 , RB , 2.26% , 11/01/35 ........... 120 101,931
Municipal Electric Authority of Georgia
Series 2010-A , RB , 6.64% , 04/01/57 ..... 977 1,072,800
Series 2010-A , RB , 6.66% , 04/01/57 ..... 306 337,326
Series 2010-A , RB , 7.06% , 04/01/57 ..... 814 926,008
2,438,065
Idaho — 0.0%
Idaho Energy Resources Authority , Series 2021 ,
RB , 2.86% , 09/01/46 ............... 85 60,912
Illinois — 0 .1%
Chicago O'Hare International Airport
Series 2010B , RB , 6.40% , 01/01/40 ..... 500 560,168
Series 2018C , RB , 4.47% , 01/01/49 ..... 80 71,533
Chicago Transit Authority Sales & Transfer Tax
Receipts
Series 2008B , RB , 6.90% , 12/01/40
(c)
.... 741 835,696
Series 2008A , RB , 6.90% , 12/01/40 ..... 1,211 1,364,974
Chicago Transit Authority Sales Tax Receipts
Fund , Series 2010-B , RB , 6.20% , 12/01/40 400 419,590
Illinois State Toll Highway Authority , Series
2009A , RB , 6.18% , 01/01/34 .......... 180 192,928
Sales Tax Securitization Corp.
Series 2021B , RB , 3.24% , 01/01/42
(c)
.... 1,000 824,114
Series 2019A , RB , 4.79% , 01/01/48 ..... 595 550,317
State of Illinois
Series 2003 , GO , 5.10% , 06/01/33 ...... 6,636 6,763,110
Series 2010-5 , GO , 7.35% , 07/01/35 ..... 571 628,953
12,211,383
Indiana — 0.0%
Indiana Finance Authority , Series 2021 , RB ,
3.05% , 01/01/51
(c)
................. 100 75,473
Kansas — 0.0%
Kansas Development Finance Authority , Series
2021K , BAM , RB , 2.77% , 05/01/51
(c)
..... 420 302,640
Louisiana — 0.0%
Louisiana Local Government Environmental
Facilities & Community Development
Authority
Series 2023-ELL , RB , 5.08% , 06/01/31 ... 287 291,348
Series 2022A , RB , 4.48% , 08/01/39
(c)
.... 1,405 1,377,029
Series 2023 , RB , 5.20% , 12/01/39 ...... 1,215 1,261,246
2,929,623
Maryland — 0.0%
Maryland Economic Development Corp.
Series 2024 , RB , 5.43% , 05/31/56
(c)
..... 435 424,628
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2024 , RB , 5.94% , 05/31/57 ...... USD 180 $ 183,284
Maryland Health & Higher Educational
Facilities Authority , Series 2020D , RB ,
3.05% , 07/01/40 .................. 200 157,088
765,000
Massachusetts — 0.0%
Commonwealth of Massachusetts
Series 2010A , GO , 4.91% , 05/01/29 ..... 805 816,259
Series 2022A , RB , 3.77% , 07/15/29 ..... 805 800,769
Series 2009E , GO , 5.46% , 12/01/39
(c)
.... 1,145 1,182,067
Series 2019H , GO , 2.90% , 09/01/49 ..... 550 381,975
Commonwealth of Massachusetts
Transportation Fund , Series 2010A , RB ,
5.73% , 06/01/40 .................. 1,000 1,052,102
4,233,172
Michigan — 0.0%
Michigan Finance Authority
Series 2019T , RB , 3.08% , 12/01/34 ..... 350 320,612
Series 2019T , RB , 3.38% , 12/01/40 ..... 55 46,381
Michigan State University , Series 2022A , RB ,
4.17% , 08/15/2122
(c)
............... 550 414,302
Michigan Strategic Fund , Series 2021A , RB ,
3.23% , 09/01/47 .................. 50 38,710
University of Michigan
Series 2020B , RB , 2.44% , 04/01/40 ..... 238 181,180
Series 2020B , RB , 2.56% , 04/01/50 ..... 2,000 1,283,667
Series 2022B , RB , 3.50% , 04/01/52 ..... 119 90,142
Series 2022A , RB , 3.50% , 04/01/52 ..... 153 115,829
Series 2022A , RB , 4.45% , 04/01/2122 ... 1,596 1,293,401
3,784,224
Minnesota — 0.0%
University of Minnesota , Series 2022 , RB ,
4.05% , 04/01/52 .................. 268 220,884
Missouri — 0.0%
Health & Educational Facilities Authority of the
State of Missouri
Series 2020A , RB , 3.23% , 05/15/50 ..... 500 362,675
Series 2017A , RB , 3.65% , 08/15/57 ..... 225 169,192
531,867
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) ,
Series 2019A , RB , 3.04% , 10/01/49 ..... 50 36,497
New Jersey — 0.0%
New Jersey Economic Development Authority ,
Series A , NPFGC , RB , 7.43% , 02/15/29 .. 1,085 1,136,219
New Jersey Transportation Trust Fund Authority ,
Series 2010B , RB , 6.56% , 12/15/40 ..... 1,210 1,354,743
New Jersey Turnpike Authority
Series 2009F , RB , 7.41% , 01/01/40 ..... 1,055 1,276,443
Series 2010A , RB , 7.10% , 01/01/41 ..... 1,435 1,678,114
Rutgers The State University of New Jersey
Series 2010H , RB , 5.67% , 05/01/40 ..... 500 518,543
Series 2019R , RB , 3.27% , 05/01/43 ..... 200 164,855
Series 2019P , RB , 3.92% , 05/01/2119 .... 100 69,078
6,197,995
New York — 0.0%
City of New York
Series 2025, Sub-Series C-2 , GO ,
4.61% , 09/01/37 ................ 450 447,064

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
151
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2011C-1 , GO , 5.52% , 10/01/37 .... USD 450 $ 462,648
Series 2011F-1 , GO , 6.27% , 12/01/37 .... 1,000 1,088,668
Series 2025, Sub-Series D-2 , GO ,
5.26% , 10/01/44
(c)
............... 250 250,352
Series 2025H , GO , 6.29% , 02/01/45 ..... 90 97,101
Series 2026, Sub Series E-1 , GO ,
5.56% , 10/01/45
(m)
............... 205 205,823
Series 2026, Sub Series E-1 , GO ,
5.37% , 10/01/51
(m)
............... 350 350,593
Series 2023B, Sub-Series B-2 , GO ,
5.26% , 10/01/52 ................ 75 74,473
Series 2024B, Sub-Series B1 , GO ,
5.83% , 10/01/53 ................ 2,000 2,127,197
Series 2025, Sub-Series D-1 , GO ,
5.11% , 10/01/54 ................ 100 97,312
Series 2025H , GO , 5.94% , 02/01/55
(c)
.... 40 43,359
Series 2025H , GO , 6.39% , 02/01/55 ..... 230 245,597
Empire State Development Corp. , Series
2009E , RB , 5.77% , 03/15/39 .......... 135 140,267
Metropolitan Transportation Authority
Series 2010A , RB , 6.67% , 11/15/39 ..... 750 822,550
Series 2010E , RB , 6.81% , 11/15/40 ..... 135 149,826
Metropolitan Transportation Authority
Dedicated Tax Fund , Series 2009C , RB ,
7.34% , 11/15/39 .................. 460 547,260
New York City Municipal Water Finance
Authority
Series 2010GG , RB , 5.72% , 06/15/42 .... 250 256,647
Series 2010DD , RB , 5.95% , 06/15/42 .... 225 236,989
Series 2011AA , RB , 5.44% , 06/15/43 .... 525 524,213
Series 2011CC , RB , 5.88% , 06/15/44 .... 975 1,007,915
New York State Dormitory Authority
Series 2025B , RB , 5.23% , 07/01/35 ..... 500 521,843
Series 2009F , RB , 5.63% , 03/15/39
(c)
.... 50 51,961
Series 2010D , RB , 5.60% , 03/15/40 ..... 390 405,088
Series 2025B , RB , 5.83% , 07/01/55
(m)
.... 300 322,433
Port Authority of New York & New Jersey
Series 2010-165 , RB , 5.65% , 11/01/40 ... 1,290 1,386,353
Series 2014-181 , RB , 4.96% , 08/01/46 ... 100 96,623
Series 229 , RB , 3.14% , 02/15/51 ....... 230 170,397
Series 2011-168 , RB , 4.93% , 10/01/51 ... 775 731,451
Series 239 , RB , 5.07% , 07/15/53
(c)
...... 500 482,200
Series 201 , RB , 4.23% , 10/15/57 ....... 1,000 833,091
Series 225 , RB , 3.18% , 07/15/60 ....... 1,100 730,412
Series 2012-174 , RB , 4.46% , 10/01/62 ... 2,300 1,984,031
Series 192 , RB , 4.81% , 10/15/65 ....... 145 134,015
United Nations Development Corp. , Series
2025A , RB , 6.54% , 08/01/55 .......... 170 183,777
17,209,529
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2021A , RB , 3.20% , 01/15/51 ..... 435 306,408
Ohio — 0.0%
American Municipal Power, Inc.
Series 2010A , RB , 7.83% , 02/15/41
(c)
.... 700 838,455
Series 2010A , RB , 8.08% , 02/15/50 ..... 650 836,005
JobsOhio Beverage System
Series 2023 , RB , 4.43% , 01/01/33 ...... 125 127,116
Series 2013B , RB , 4.53% , 01/01/35 ..... 350 356,280
Series 2020A , RB , 2.83% , 01/01/38 ..... 250 213,048
Ohio State University (The)
Series 2010-C , RB , 4.91% , 06/01/40 ..... 1,175 1,160,473
Series 2011A , RB , 4.80% , 06/01/2111 .... 200 174,172
Security
Par (000)
Par (000) Value
Ohio (continued)
Ohio Turnpike & Infrastructure Commission ,
Series 2020A , RB , 3.22% , 02/15/48 ..... USD 160 $ 119,890
3,825,439
Oklahoma — 0.0%
Oklahoma Development Finance Authority
Series 2022 , RB , 4.62% , 06/01/44 ...... 330 326,996
Series 2022 , RB , 4.38% , 11/01/45 ...... 400 386,815
Series 2022 , RB , 5.09% , 02/01/52 ...... 1,375 1,339,792
2,053,603
Oregon — 0.0%
Oregon School Boards Association , Series
2003B , NPFGC , GO , 5.68% , 06/30/28 ... 75 76,322
Oregon State University , Series 2020 , BAM ,
RB , 3.42% , 03/01/60 ............... 200 144,623
State of Oregon , Series 2003 , GO ,
5.89% , 06/01/27 .................. 389 396,822
617,767
Pennsylvania — 0.0%
Commonwealth Financing Authority
Series 2018A , RB , 3.86% , 06/01/38 ..... 600 556,588
Series 2021A , RB , 2.99% , 06/01/42 ..... 710 546,560
Pennsylvania Economic Development
Financing Authority , Series 2025 , RB ,
5.69% , 06/01/54 .................. 590 601,799
Pennsylvania State University (The)
Series 2020D , RB , 2.79% , 09/01/43 ..... 500 390,148
Series 2020D , RB , 2.84% , 09/01/50 ..... 250 169,961
Pennsylvania Turnpike Commission , Series
2010B , RB , 5.51% , 12/01/45 .......... 250 249,395
University of Pittsburgh-of the Commonwealth
System of Higher Education , Series 2019A ,
RB , 3.56% , 09/15/2119
(c)
............. 200 132,117
2,646,568
Texas — 0.0%
Board of Regents of the University of Texas
System
Series 2010C , RB , 4.79% , 08/15/46
(c)
.... 155 150,367
Series 2020B , RB , 2.44% , 08/15/49 ..... 845 532,408
City of San Antonio Electric & Gas Systems
Series 2009C , RB , 5.99% , 02/01/39 ..... 1,000 1,065,881
Series 2010A , RB , 5.81% , 02/01/41 ..... 200 208,273
Series 2025A , RB , 5.47% , 02/01/45
(m)
.... 95 95,039
Series 2025A , RB , 5.57% , 02/01/50
(m)
.... 250 250,873
Dallas Area Rapid Transit
Series 2009B , RB , 6.00% , 12/01/44 ..... 50 53,127
Series 2021A , RB , 2.61% , 12/01/48 ..... 1,500 1,041,727
Series 2010B , RB , 5.02% , 12/01/48
(c)
.... 525 504,924
Dallas County Hospital District , Series 2009C ,
GO , 5.62% , 08/15/44 ............... 50 50,642
Dallas Fort Worth International Airport
Series 2020C , RB , 3.09% , 11/01/40 ..... 500 411,733
Series 2019A , RB , 3.14% , 11/01/45 ..... 250 193,157
Series 2021C , RB , 2.84% , 11/01/46 ..... 95 70,110
Series 2020C , RB , 2.92% , 11/01/50
(c)
.... 1,150 825,041
Series 2022A , RB , 4.51% , 11/01/51 ..... 1,265 1,118,932
Grand Parkway Transportation Corp. , Series
2020B , RB , 3.24% , 10/01/52 .......... 855 608,579
North Texas Tollway Authority , Series 2009B ,
RB , 6.72% , 01/01/49
(c)
.............. 1,248 1,405,744

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
152
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Permanent University Fund - Texas A&M
University System , Series 2017B , RB ,
3.66% , 07/01/47 .................. USD 100 $ 84,808
Permanent University Fund - University
of Texas System , Series 2017A , RB ,
3.38% , 07/01/47 .................. 1,120 857,955
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 .................. 2,015 2,096,414
Texas Department of Transportation
State Highway Fund , Series 2010 , RB ,
5.18% , 04/01/30 .................. 1,115 1,138,363
Texas Natural Gas Securitization Finance Corp.
Series 2023A-1 , RB , 5.10% , 04/01/35
(c)
... 1,583 1,630,321
Series 2023A-2 , RB , 5.17% , 04/01/41 .... 1,335 1,370,951
Texas Private Activity Bond Surface
Transportation Corp. , Series 2019B , RB ,
3.92% , 12/31/49
(c)
................. 400 325,281
Texas Transportation Commission , Series 2020 ,
GO , 2.47% , 10/01/44 ............... 500 358,873
16,449,523
Virginia — 0.0%
University of Virginia
Series 2020 , RB , 2.26% , 09/01/50 ...... 1,120 669,148
Series 2017C , RB , 4.18% , 09/01/2117 ... 50 38,723
Williamsburg Economic Development Authority ,
Series 2025 , RB , 4.96% , 11/01/35
(m)
..... 145 145,214
853,085
Washington — 0.0%
Central Puget Sound Regional Transit Authority ,
Series 2009S-2T , RB , 5.49% , 11/01/39 ... 30 31,102
Wisconsin — 0.0%
State of Wisconsin , Series 2017C , RB ,
3.15% , 05/01/27 .................. 250 247,823
Total Municipal Bonds — 0 .4%
(Cost: $ 138,591,766 ) .............................. 122,982,435
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.6%
3650R Commercial Mortgage Trust, Series
2022-PF2, Class A5, 5.29%, 11/15/55
(f)
... 500 513,449
BANK
Series 2017-BNK8, Class A3, 3.23%,
11/15/50 ..................... 2,050 2,011,070
Series 2018-BN13, Class A4, 3.95%,
08/15/61 ..................... 1,680 1,660,935
Series 2019-BN21, Class A5, 2.85%,
10/17/52 ..................... 1,000 942,774
Series 2020-BN25, Class C, 3.35%,
01/15/63
(f)
.................... 200 174,187
Series 2020-BN27, Class A5, 2.14%,
04/15/63 ..................... 690 614,875
Series 2021-BN35, Class ASB, 2.07%,
06/15/64 ..................... 2,000 1,874,579
Series 2021-BN36, Class C, 3.20%,
09/15/64
(f)
.................... 500 412,496
Series 2022-BNK44, Class AS, 5.74%,
11/15/55
(f)
..................... 5,400 5,623,287
Series 2024-BNK47, Class A5, 5.72%,
06/15/57 ..................... 2,220 2,368,271
Series 2025-BNK49, Class A5, 5.62%,
03/15/58
(f)
.................... 1,000 1,062,951
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class B,
3.88%, 02/15/50
(f)
................. USD 834 $ 813,221
BANK5
Series 2023-5YR1, Class A2, 5.78%,
04/15/56 ..................... 135 138,700
Series 2024-5YR10, Class AS, 5.64%,
10/15/57 ..................... 500 513,936
Series 2024-5YR11, Class A3, 5.89%,
11/15/57 ..................... 5,000 5,259,107
Series 2024-5YR8, Class A3, 5.88%,
08/15/57 ..................... 1,000 1,047,621
Series 2025-5YR16, Class A3, 5.28%,
08/15/63 ..................... 1,000 1,033,704
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 .................. 4,500 4,744,462
Barclays Commercial Mortgage Trust, Series
2019-C3, Class A4, 3.58%, 05/15/52 ..... 1,421 1,384,832
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%, 12/15/51 2,475 2,449,561
Series 2018-C2, Class A5, 4.31%, 12/15/51 800 796,566
Series 2020-C7, Class A4, 1.79%, 04/15/53 3,000 2,690,835
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,330 1,192,115
Series 2020-C8, Class A3, 1.62%, 10/15/53 375 356,015
Series 2020-C8, Class A5, 2.04%, 10/15/53 2,000 1,779,871
Series 2021-C12, Class A5, 2.69%, 11/15/54 1,000 896,051
Series 2021-C9, Class C, 3.19%, 02/15/54
(f)
250 208,407
Series 2022-C15, Class A5, 3.66%,
04/15/55
(f)
.................... 1,940 1,826,219
Series 2022-C17, Class A5, 4.44%, 09/15/55 500 493,378
Series 2022-C17, Class C, 5.45%,
09/15/55
(f)
.................... 500 459,035
Series 2022-C18, Class A5, 5.71%,
12/15/55
(f)
.................... 1,335 1,418,297
Series 2022-C18, Class AS, 6.17%,
12/15/55
(f)
.................... 500 523,825
Series 2022-C18, Class C, 6.17%,
12/15/55
(f)
.................... 500 499,463
Series 2023-C22, Class A5, 6.80%,
11/15/56
(f)
..................... 4,475 5,036,197
Series 2024-5C25, Class A3, 5.95%,
03/15/57 ..................... 597 624,720
Series 2024-5C25, Class AS, 6.36%,
03/15/57
(f)
.................... 400 418,271
Series 2024-5C25, Class B, 6.15%,
03/15/57
(f)
.................... 700 719,914
Series 2024-5C25, Class C, 6.64%,
03/15/57
(f)
.................... 420 430,967
Series 2024-5C27, Class A2, 5.55%,
07/15/57 ..................... 1,993 2,056,318
Series 2024-5C29, Class A3, 5.21%,
09/15/57 ..................... 900 923,951
Series 2024-5C29, Class AS, 5.63%,
09/15/57 ..................... 2,200 2,262,716
Series 2024-C24, Class AS, 5.87%,
02/15/57 ..................... 500 526,908
Series 2024-C24, Class B, 5.72%, 02/15/57 580 588,423
Series 2024-C28, Class A3, 5.89%, 09/15/57 1,000 1,048,374
Series 2024-C28, Class A4, 5.12%, 09/15/57 1,000 1,026,756
Series 2024-C30, Class A5, 5.53%, 11/15/57 800 843,051
Series 2024-C30, Class AS, 5.83%,
11/15/57
(f)
..................... 500 519,547
Series 2025-5C33, Class A4, 5.84%,
03/15/58 ..................... 4,000 4,216,528

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
153
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-5C33, Class C, 5.98%,
03/15/58
(f)
.................... USD 250 $ 251,140
Series 2025-5C37, Class A3, 5.02%,
09/15/58 ..................... 1,400 1,432,084
Series 2025-C32, Class A5, 5.72%, 02/15/62 1,000 1,069,182
BBCMS Trust, Series 2021-C10, Class ASB,
2.27%, 07/15/54 .................. 1,830 1,728,912
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%,
07/15/51
(f)
.................... 254 252,707
Series 2018-B5, Class A3, 3.94%, 07/15/51 2,400 2,373,380
Series 2018-B5, Class A4, 4.21%, 07/15/51 750 745,686
Series 2019-B10, Class A4, 3.72%, 03/15/62 5,000 4,882,356
Series 2019-B11, Class A4, 3.28%, 05/15/52 3,000 2,895,970
Series 2019-B9, Class A5, 4.02%, 03/15/52 2,500 2,454,083
Series 2020-B18, Class A5, 1.93%, 07/15/53 2,608 2,307,968
Series 2020-B21, Class A4, 1.70%, 12/17/53 2,400 2,132,084
Series 2020-B21, Class A5, 1.98%, 12/17/53 1,450 1,281,295
Series 2020-B22, Class A5, 1.97%, 01/15/54 5,000 4,407,087
Series 2021-B23, Class A5, 2.07%, 02/15/54 5,000 4,363,829
Series 2021-B29, Class A4, 2.14%, 09/15/54 1,000 873,954
Series 2021-B29, Class A5, 2.39%, 09/15/54 6,660 5,914,232
Series 2021-B30, Class B, 2.53%, 11/15/54
(f)
250 199,953
Series 2023-B38, Class A2, 5.63%, 04/15/56 6,000 6,149,728
Series 2023-B38, Class A4, 5.52%, 04/15/56 1,217 1,275,788
Series 2023-V2, Class A2, 5.36%, 05/15/55 500 508,879
Series 2024-V11, Class A3, 5.91%,
11/15/57
(f)
..................... 1,810 1,903,935
Series 2024-V12, Class AS, 6.03%,
12/15/57
(f)
.................... 500 520,075
Series 2024-V5, Class B, 6.06%, 01/10/57
(f)
1,000 1,018,501
Series 2024-V6, Class A3, 5.93%, 03/15/57 2,800 2,922,751
Series 2024-V6, Class AS, 6.38%, 03/15/57 1,850 1,932,044
Series 2024-V6, Class B, 6.79%, 03/15/57 . 500 523,094
Series 2024-V8, Class C, 6.95%, 07/15/57
(f)
1,000 1,045,688
Series 2024-V9, Class AS, 6.06%, 08/15/57
(f)
1,000 1,040,086
Series 2025-V13, Class A2, 5.33%, 02/15/58 3,000 3,054,545
Series 2025-V14, Class A3, 5.18%, 04/15/57 500 513,930
Series 2025-V14, Class A4, 5.66%, 04/15/57 500 523,105
Series 2025-V16, Class A3, 5.44%,
08/15/58
(f)
.................... 250 259,994
BMARK
(f)
Series 2023-V4, Class A3, 6.84%, 11/15/56 4,500 4,772,884
Series 2023-V4, Class B, 7.46%, 11/15/56 . 1,000 1,062,785
BMO Mortgage Trust
Series 2024-5C3, Class AS, 6.29%,
02/15/57
(f)
.................... 604 630,878
Series 2024-5C6, Class A3, 5.32%, 09/15/57 520 534,748
Series 2024-5C6, Class AS, 5.75%,
09/15/57
(f)
.................... 1,000 1,020,682
Series 2024-5C6, Class B, 6.09%, 09/15/57
(f)
375 385,631
Series 2024-5C6, Class C, 5.88%,
09/15/57
(f)
.................... 250 250,528
Series 2024-5C7, Class AS, 5.89%,
11/15/57
(f)
..................... 700 724,255
Series 2024-5C7, Class B, 6.20%, 11/15/57
(f)
500 517,971
Series 2024-C8, Class C, 6.23%, 03/15/57
(f)
500 506,870
Series 2025-5C11, Class C, 6.01%, 07/15/58 250 253,881
Series 2025-C11, Class A5, 5.69%, 02/15/58 500 530,537
Series 2025-C11, Class AS, 5.98%, 02/15/58 500 527,010
Series 2025-C12, Class A5, 5.87%,
06/15/58
(f)
.................... 500 537,842
Cantor Commercial Real Estate Lending, Series
2019-CF2, Class A5, 2.87%, 11/15/52 .... 750 707,475
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust
Series 2017-CD6, Class A4, 3.19%,
11/13/50 ..................... USD 250 $ 244,971
Series 2017-CD6, Class B, 3.91%,
11/13/50
(f)
..................... 500 474,648
Series 2018-CD7, Class B, 4.66%,
08/15/51
(f)
.................... 400 384,979
CFCRE Commercial Mortgage Trust, Series
2017-C8, Class A4, 3.57%, 06/15/50 ..... 1,000 985,027
CGMS Commercial Mortgage Trust, Series
2017-B1, Class C, 4.10%, 08/15/50
(f)
.... 500 475,887
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class A4, 2.90%, 07/10/49 3,600 3,559,407
Series 2016-P6, Class A4, 3.46%, 12/10/49 8,868 8,788,191
Series 2017-P7, Class A4, 3.71%, 04/14/50 750 740,941
Series 2018-B2, Class A3, 3.74%, 03/10/51 966 953,979
Series 2018-C5, Class A3, 3.96%, 06/10/51 1,286 1,275,592
Series 2019-C7, Class A4, 3.10%, 12/15/72 1,000 949,799
Series 2019-C7, Class AS, 3.42%, 12/15/72 500 464,457
Series 2019-C7, Class C, 3.92%, 12/15/72
(f)
1,000 905,927
Commercial Mortgage Trust, Series 2017-
COR2, Class A3, 3.51%, 09/10/50 ...... 1,000 983,602
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class AS, 3.96%, 11/15/49
(f)
500 489,671
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(f)
.................... 1,750 1,734,890
Series 2018-CX11, Class B, 4.45%,
04/15/51
(f)
.................... 1,000 967,064
Series 2019-C15, Class A4, 4.05%, 03/15/52 1,000 988,516
Series 2019-C18, Class A4, 2.97%, 12/15/52 2,000 1,897,106
DBJPM Mortgage Trust, Series 2017-C6, Class
AM, 3.56%, 06/10/50
(f)
.............. 2,000 1,932,668
FIVE Mortgage Trust, Series 2023-V1, Class
A3, 5.67%, 02/10/56
(f)
............... 300 307,371
GS Mortgage Securities Trust
Series 2018-GS10, Class AS, 4.38%,
07/10/51
(f)
.................... 1,000 959,469
Series 2020-GC47, Class A4, 2.12%,
05/12/53 ..................... 1,000 918,545
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2016-JP3, Class A4, 2.63%, 08/15/49 940 931,736
Series 2016-JP4, Class A4, 3.65%,
12/15/49
(f)
.................... 2,499 2,461,616
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class A5, 3.45%, 09/15/50 1,000 984,544
Series 2019-COR5, Class A3, 3.12%,
06/13/52 ..................... 1,000 967,372
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A5, 3.69%, 03/15/50 500 492,775
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2025-5C1, Class A3, 5.64%, 03/15/58 1,000 1,045,811
Series 2025-5C2, Class A3, 5.11%, 11/15/58 150 153,866
Morgan Stanley Capital I Trust
Series 2018-H3, Class A5, 4.18%, 07/15/51 1,000 993,104
Series 2018-H3, Class C, 4.86%, 07/15/51
(f)
400 368,943
Series 2018-L1, Class A3, 4.14%, 10/15/51 1,000 992,916
Series 2019-H6, Class A4, 3.42%, 06/15/52 880 851,072
Series 2019-L3, Class AS, 3.49%, 11/15/52 420 395,578
Series 2019-L3, Class B, 3.65%, 11/15/52
(f)
500 459,675
Series 2019-L3, Class C, 3.65%, 11/15/52
(f)
250 217,934
Series 2020-HR8, Class B, 2.70%, 07/15/53 63 52,814
Series 2020-L4, Class A2, 2.45%, 02/15/53 2,000 1,844,177
Series 2021-L6, Class C, 3.43%, 06/15/54
(f)
250 207,476

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
154
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-L7, Class A4, 2.32%, 10/15/54 USD 500 $ 442,941
Series 2021-L7, Class A5, 2.57%, 10/15/54 2,500 2,238,752
UBS Commercial Mortgage Trust
Series 2018-C14, Class B, 5.10%, 12/15/51
(f)
250 241,666
Series 2018-C15, Class AS, 4.67%,
12/15/51
(f)
.................... 250 246,508
Series 2018-C8, Class A4, 3.98%, 02/15/51 875 861,267
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class C, 4.49%, 11/15/50
(f)
250 229,056
Series 2017-C42, Class A4, 3.59%, 12/15/50 1,200 1,179,460
Series 2018-C43, Class AS, 4.15%,
03/15/51
(f)
.................... 1,000 981,299
Series 2018-C47, Class A4, 4.44%, 09/15/61 1,000 1,003,099
Series 2018-C47, Class AS, 4.67%,
09/15/61
(f)
.................... 2,000 1,976,051
Series 2019-C54, Class A4, 3.15%, 12/15/52 1,400 1,332,824
Series 2020-C56, Class A5, 2.45%, 06/15/53 520 480,479
Series 2020-C58, Class A4, 2.09%, 07/15/53 2,120 1,895,819
Series 2021-C59, Class A5, 2.63%, 04/15/54 3,470 3,130,726
Series 2021-C60, Class A4, 2.34%, 08/15/54 920 818,492
Series 2021-C61, Class A4, 2.66%, 11/15/54 4,231 3,801,431
Series 2021-C61, Class C, 3.31%, 11/15/54 500 425,748
Series 2025-5C3, Class C, 6.23%,
01/15/58
(f)
.................... 500 509,668
Series 2025-5C5, Class A3, 5.59%, 07/15/58 200 209,142
Series 2025-5C6, Class B, 5.98%, 10/15/58
(f)
250 257,568
Series 2025-C65, Class AS, 5.67%,
10/15/58
(f)
.................... 250 258,076
212,072,946
Total Non-Agency Mortgage-Backed Securities — 0 .6%
(Cost: $ 213,772,049 ) .............................. 212,072,946
Shares
Shares
Preferred Securities
(b)
Preferred Stocks
IT Services — 0.0%
(a)(b)
Veritas Newco ...................... 1,203 28,280
Veritas Newco, Series G-1 .............. 830 19,494
47,774
Total Preferred Stocks — 0.0%
(Cost: $ 40,659 ) ................................. 47,774
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
(c)
Federal Home Loan Bank Bonds
2.50% , 12/10/27 .................. 250 244,143
3.00% , 03/10/28 .................. 60 59,102
3.25% , 06/09/28 - 11/16/28 ........... 1,375 1,360,553
5.50% , 07/15/36 .................. 3,285 3,606,886
Federal Home Loan Mortgage Corp.
0.00% , 12/14/29
(i)
................. 200 170,697
6.25% , 07/15/32 .................. 2,355 2,675,327
6.75% , 03/15/31 .................. 1,060 1,212,463
Federal National Mortgage Association
0.88% , 08/05/30 .................. 13,630 11,960,261
1.88% , 09/24/26 .................. 1,025 1,007,975
6.25% , 05/15/29 .................. 650 705,297
Security
Par (000)
Par (000) Value
Agency Obligations (continued)
6.63% , 11/15/30 .................. USD 1,170 $ 1,323,996
7.25% , 05/15/30 .................. 585 671,297
Tennessee Valley Authority
1.50% , 09/15/31 .................. 400 349,415
2.88% , 02/01/27 .................. 250 247,447
3.50% , 12/15/42 .................. 390 329,626
4.88% , 05/15/35
(c)
................. 1,000 1,039,970
5.25% , 09/15/39 - 02/01/55
(c)
.......... 1,240 1,302,832
5.88% , 04/01/36 .................. 580 651,268
7.13% , 05/01/30 .................. 145 164,843
29,083,398
Commercial Mortgage-Backed Securities — 0.6%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Series K067 , Class A2 , 3.19% , 07/25/27 .. 3,680 3,634,627
Series K073 , Class A2 , 3.35% , 01/25/28 .. 1,000 988,360
Series K078 , Class A2 , 3.85% , 06/25/28 .. 3,600 3,593,244
Series K088 , Class A2 , 3.69% , 01/25/29 .. 5,000 4,965,316
Series K089 , Class A2 , 3.56% , 01/25/29 .. 2,000 1,977,888
Series K098 , Class A2 , 2.43% , 08/25/29 .. 1,000 947,859
Series K100 , Class A2 , 2.67% , 09/25/29 .. 8,000 7,636,033
Series K101 , Class A2 , 2.52% , 10/25/29 .. 2,000 1,897,005
Series K106 , Class A2 , 2.07% , 01/25/30 .. 3,170 2,939,707
Series K108 , Class A2 , 1.52% , 03/25/30 .. 3,000 2,717,059
Series K110 , Class A2 , 1.48% , 04/25/30 .. 660 595,421
Series K112 , Class A2 , 1.31% , 05/25/30 .. 3,000 2,672,475
Series K114 , Class A2 , 1.37% , 06/25/30 .. 1,000 890,329
Series K116 , Class A2 , 1.38% , 07/25/30 .. 7,091 6,304,788
Series K125 , Class A2 , 1.85% , 01/25/31 .. 5,000 4,487,002
Series K130 , Class A2 , 1.72% , 06/25/31 .. 3,500 3,093,537
Series K141 , Class A1 , 2.55% , 05/25/31 .. 2,195 2,096,292
Series K141 , Class A2 , 2.25% , 02/25/32 .. 3,000 2,689,514
Series K-1512 , Class A2 , 2.99% , 05/25/31 . 910 862,392
Series K-1512 , Class A3 , 3.06% , 04/25/34 . 720 654,284
Series K154 , Class A2 , 3.42% , 04/25/32 .. 1,000 980,102
Series K514 , Class A2 , 4.57% , 12/25/28 .. 1,550 1,577,035
Series K515 , Class A2 , 5.40% , 01/25/29 .. 2,000 2,080,790
Series K528 , Class A2 , 4.51% , 07/25/29 .. 2,000 2,032,889
Series K739 , Class A2 , 1.34% , 09/25/27 .. 5,675 5,445,371
Series K740 , Class A2 , 1.47% , 09/25/27 .. 575 550,536
Series K746 , Class A2 , 2.03% , 09/25/28 .. 1,000 949,594
Series K750 , Class A2 , 3.00% , 09/25/29 .. 2,000 1,935,643
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(f)
Series K-150 , Class A2 , 3.71% , 09/25/32 .. 11,000 10,655,371
Series K-154 , Class A2 , 4.35% , 01/25/33 .. 20,000 20,114,849
Series K-160 , Class A2 , 4.50% , 08/25/33 .. 3,438 3,481,449
Series K-162 , Class A2 , 5.15% , 12/25/33 .. 1,250 1,317,951
Series K-166 , Class A2 , 4.58% , 10/25/34 .. 7,500 7,606,117
Series K-170 , Class A2 , 5.00% , 02/25/35 .. 400 417,712
Series K-172 , Class A2 , 4.58% , 08/25/35 .. 2,000 2,022,320
Series K-173 , Class A2 , 4.60% , 09/25/35 .. 3,000 3,038,508
Series K069 , Class A2 , 3.19% , 09/25/27 .. 5,847 5,769,444
Series K070 , Class A2 , 3.30% , 11/25/27 .. 1,652 1,632,665
Series K075 , Class A2 , 3.65% , 02/25/28 .. 3,065 3,045,892
Series K077 , Class A2 , 3.85% , 05/25/28 .. 2,400 2,395,254
Series K086 , Class A2 , 3.86% , 11/25/28 .. 1,000 997,843
Series K517 , Class A2 , 5.36% , 01/25/29 .. 6,200 6,450,780
Series K543 , Class A2 , 4.33% , 06/25/30 .. 8,750 8,847,858
Series K749 , Class A2 , 2.12% , 03/25/29 .. 15,000 14,190,354
Series K754 , Class AM , 4.94% , 11/25/30 .. 500 517,173

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
155
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series K541 , Class A2 ,
4.35% , 02/25/30
(f)
................. USD 900 $ 910,960
Federal National Mortgage Association ACES
Series 2019-M5 , Class A2 , 3.27% , 02/25/29 4,627 4,539,744
Series 2019-M9 , Class A2 , 2.94% , 06/25/29 3,139 3,047,663
Series 2020-M46 , Class A2 ,
1.32% , 05/25/30 ................ 975 880,629
Federal National Mortgage Association ACES
Variable Rate Notes
(f)
Series 2017-M7 , Class A2 , 2.96% , 02/25/27 4,216 4,161,853
Series 2017-M12 , Class A2 ,
3.06% , 06/25/27 ................ 800 788,722
Series 2018-M1 , Class A2 , 2.99% , 12/25/27 622 611,170
Series 2018-M3 , Class A2 , 3.07% , 02/25/30 5,655 5,478,959
Series 2018-M10 , Class A2 ,
3.35% , 07/25/28 ................ 2,658 2,624,784
Series 2018-M12 , Class A2 ,
3.63% , 08/25/30 ................ 2,946 2,898,196
Series 2019-M2 , Class A2 , 3.62% , 11/25/28 1,745 1,732,048
Series 2021-M13 , Class A2 ,
1.60% , 04/25/31 ................ 9,050 7,943,356
Series 2021-M17 , Class A2 ,
1.71% , 07/25/31 ................ 5,000 4,408,913
Series 2022-M1 , Class A2 , 1.67% , 10/25/31 9,890 8,585,294
212,308,923
Mortgage-Backed Securities — 20.5%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/30 - 01/01/33 ........... 940 906,345
3.00% , 05/01/29 - 10/01/47 ........... 15,254 14,326,391
3.50% , 05/01/32 - 06/01/49 ........... 10,242 9,680,129
4.00% , 05/01/33 - 01/01/49 ........... 3,825 3,704,528
4.50% , 02/01/41 - 01/01/49 ........... 1,919 1,906,668
5.00% , 04/01/33 - 04/01/49 ........... 706 716,263
Federal National Mortgage Association
3.00% , 02/01/47 .................. 255 235,875
3.50% , 11/01/51 .................. 1,008 945,696
4.00% , 02/01/47 - 02/01/57 ........... 1,301 1,241,398
Government National Mortgage Association
1.50% , 10/20/51 .................. 4,716 3,733,847
2.00% , 07/20/50 - 06/20/52 ........... 286,895 238,698,213
2.00% , 11/15/55 .................. 817 679,359
2.50% , 05/20/45 - 09/20/52 ........... 284,147 246,185,921
2.50% , 11/15/55 .................. 1,230 1,064,261
3.00% , 01/20/43 - 09/20/52 ........... 209,052 188,387,131
3.00% , 11/15/55 .................. 1,517 1,362,930
3.50% , 09/20/42 - 07/20/53 ........... 140,240 130,559,630
3.50% , 11/15/55 .................. 17,013 15,570,413
4.00% , 08/20/45 - 03/20/53 ........... 92,620 88,638,157
4.00% , 11/15/55 .................. 27,732 26,224,291
4.50% , 04/15/40 - 11/20/54 ........... 104,066 102,342,616
4.50% , 11/15/55 .................. 19,331 18,863,794
5.00% , 07/20/46 - 12/20/54 ........... 138,705 138,758,416
5.00% , 11/15/55 .................. 27,509 27,422,160
5.50% , 04/20/48 - 06/20/55 ........... 162,689 164,720,307
5.50% , 11/15/55 .................. 33,575 33,851,882
6.00% , 02/20/53 - 09/20/55 ........... 89,198 91,082,114
6.00% , 11/15/55 .................. 28,375 28,877,285
6.50% , 03/20/53 - 09/20/55 ........... 66,948 69,193,803
6.50% , 11/15/55 .................. 7,146 7,367,715
Uniform Mortgage-Backed Securities
1.50% , 03/01/36 - 04/01/52 ........... 137,976 115,553,217
2.00% , 12/01/35 - 10/01/52 ........... 1,592,612 1,334,126,919
2.00% , 11/25/40 .................. 27,173 25,004,971
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50% , 12/01/29 - 01/01/54 ........... USD 1,024,329 $ 886,705,199
2.50% , 11/25/40 - 11/25/55 ........... 23,674 22,029,956
3.00% , 10/01/27 - 10/01/53 ........... 549,956 496,313,268
3.00% , 11/25/40 - 11/25/55 ........... 7,648 7,246,384
3.50% , 01/01/27 - 01/01/53 ........... 371,036 347,781,632
3.50% , 11/25/40 - 11/25/55 ........... 7,596 7,073,688
4.00% , 07/01/29 - 03/01/55 ........... 309,341 297,296,258
4.00% , 11/25/40 - 11/25/55 ........... 24,179 23,287,732
4.50% , 11/25/40 - 11/25/55 ........... 27,631 26,952,365
4.50% , 06/01/41 - 03/01/55 ........... 201,523 197,982,447
5.00% , 06/01/39 - 02/01/55 ........... 272,992 273,205,824
5.00% , 11/25/40 - 11/25/55 ........... 21,379 21,274,471
5.50% , 09/01/41 - 10/01/55 ........... 380,811 387,682,902
5.50% , 11/25/55 .................. 49,725 50,237,001
6.00% , 07/01/41 - 09/01/55 ........... 408,734 420,937,613
6.00% , 11/25/55 .................. 25,575 26,151,895
6.50% , 07/01/53 - 09/01/55 ........... 211,610 221,654,899
6,845,746,179
Total U.S. Government Sponsored Agency Securities — 21 .2%
(Cost: $ 7,388,244,358 ) ............................ 7,087,138,500
U.S. Treasury Obligations
U.S. Treasury Bonds
6.50% , 11/15/26 .................. 1,000 1,029,063
6.63% , 02/15/27 .................. 2,000 2,073,594
6.38% , 08/15/27 .................. 3,400 3,555,789
5.50% , 08/15/28 .................. 5,500 5,771,563
5.25% , 11/15/28 - 02/15/29 ........... 12,200 12,760,204
4.50% , 02/15/36 - 11/15/54 ........... 126,949 124,920,653
5.00% , 05/15/37 - 05/15/45 ........... 39,487 41,664,426
4.38% , 02/15/38 - 08/15/43 ........... 61,790 60,417,482
3.50% , 02/15/39 .................. 3,750 3,450,586
4.63% , 02/15/40 - 02/15/55 ........... 227,030 225,983,870
1.13% , 05/15/40 - 08/15/40 ........... 103,215 66,253,274
3.88% , 08/15/40 - 05/15/43 ........... 99,244 90,828,670
1.38% , 11/15/40 - 08/15/50 ........... 71,499 41,460,436
4.25% , 11/15/40 - 08/15/54 ........... 138,384 129,169,320
1.88% , 02/15/41 - 11/15/51 ........... 209,888 128,889,281
4.75% , 02/15/41 - 08/15/55 ........... 285,299 289,397,689
2.25% , 05/15/41 - 02/15/52 ........... 170,848 114,060,734
1.75% , 08/15/41 .................. 95,137 65,153,980
3.75% , 08/15/41 - 11/15/43 ........... 16,000 14,477,812
2.00% , 11/15/41 - 08/15/51 ........... 204,625 131,025,625
3.13% , 11/15/41 - 05/15/48 ........... 62,735 50,461,712
2.38% , 02/15/42 - 05/15/51 ........... 127,437 86,968,439
3.00% , 05/15/42 - 08/15/52 ........... 240,821 184,154,936
3.25% , 05/15/42 .................. 32,122 27,223,395
2.75% , 08/15/42 - 11/15/47 ........... 80,008 60,174,355
3.38% , 08/15/42 - 11/15/48 ........... 78,118 64,679,988
4.00% , 11/15/42 - 11/15/52 ........... 84,408 76,839,687
2.88% , 05/15/43 - 05/15/52 ........... 143,349 106,287,097
3.63% , 08/15/43 - 05/15/53 ........... 147,576 124,185,254
4.13% , 08/15/44 - 08/15/53 ........... 119,214 109,965,783
2.50% , 02/15/45 - 05/15/46 ........... 100,772 72,279,905
4.88% , 08/15/45 .................. 12,007 12,367,210
1.25% , 05/15/50 .................. 47,790 23,745,656
1.63% , 11/15/50 .................. 53,304 28,984,050
U.S. Treasury Notes
4.63% , 10/15/26 - 02/15/35 ........... 626,524 643,824,744
1.13% , 10/31/26 - 02/15/31 ........... 196,800 182,325,188
1.63% , 10/31/26 - 05/15/31 ........... 116,310 106,958,527
2.00% , 11/15/26 .................. 31,850 31,292,625
1.25% , 11/30/26 - 08/15/31 ........... 483,967 450,172,083
4.25% , 11/30/26 - 08/15/35 ........... 946,929 961,014,747

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
156
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.38% , 12/15/26 - 05/15/34 ........... USD 497,898 $ 508,217,781
1.75% , 12/31/26 - 01/31/29 ........... 58,592 55,958,689
1.50% , 01/31/27 - 11/30/28 ........... 157,920 151,330,968
4.13% , 01/31/27 - 11/15/32 ........... 978,339 991,902,316
2.25% , 02/15/27 - 11/15/27 ........... 113,430 110,889,659
1.88% , 02/28/27 - 02/15/32 ........... 180,037 165,512,153
0.63% , 03/31/27 - 08/15/30 ........... 125,400 114,841,710
2.50% , 03/31/27 .................. 48,818 48,043,777
3.88% , 03/31/27 - 08/15/34 ........... 1,247,054 1,250,765,659
4.50% , 04/15/27 - 11/15/33 ........... 383,978 393,257,374
0.50% , 04/30/27 - 10/31/27 ........... 81,100 76,769,798
2.75% , 04/30/27 - 08/15/32 ........... 317,499 307,708,335
3.75% , 04/30/27 - 08/31/31 ........... 486,139 487,119,853
2.38% , 05/15/27 - 05/15/29 ........... 94,096 90,783,064
2.63% , 05/31/27 - 07/31/29 ........... 98,828 96,427,605
3.25% , 06/30/27 - 06/30/29 ........... 113,303 112,046,748
3.13% , 08/31/27 - 08/31/29 ........... 110,203 108,563,138
3.63% , 08/31/27 - 09/30/31 ........... 599,188 597,955,505
3.38% , 09/15/27 - 05/15/33 ........... 194,994 191,014,840
0.38% , 09/30/27 .................. 29,500 27,759,961
3.50% , 09/30/27 - 02/15/33 ........... 403,208 399,261,109
4.00% , 12/15/27 - 02/15/34 ........... 1,003,056 1,012,903,331
0.75% , 01/31/28 .................. 54,112 50,823,005
2.88% , 05/15/28 - 05/15/32 ........... 271,931 263,258,584
1.00% , 07/31/28 .................. 39,335 36,686,033
1.38% , 10/31/28 - 11/15/31 ........... 184,153 165,158,869
4.88% , 10/31/28 - 10/31/30 ........... 102,154 106,516,107
0.88% , 11/15/30 .................. 54,825 47,753,432
Total U.S. Treasury Obligations — 38 .8%
(Cost: $ 13,420,846,295 ) ............................ 12,925,478,835
Total Long-Term Investments — 98.3%
(Cost: $ 33,887,385,400 ) ............................ 32,787,752,311
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.8%
(n)(o)
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(p)
.................. 285,308,858 $ 285,308,849
BlackRock Liquidity TempCash Funds:
Institutional Shares , 4.14% ........... 637,030,948 637,228,730
Total Short-Term Securities — 2 .8%
(Cost: $ 922,537,579 ) .............................. 922,537,579
Total Investments Before TBA Sale Commitments — 101 .1%
(Cost: $ 34,809,922,979 ) ............................ 33,710,289,890
Par (000)
Par (000)
TBA Sale Commitments
(q)
Mortgage-Backed Securities — (0.0) %
Government National Mortgage Association ,
6.50% , 11/15/55 .................. USD (2,550) (2,629,005)
Uniform Mortgage-Backed Securities
2.50% , 11/25/55 .................. (250) (212,217)
5.50% , 11/25/55 .................. (3,025) (3,056,147)
6.00% , 11/25/55 .................. (25) (25,564)
Total TBA Sale Commitments — (0.0) %
(Proceeds: $ (5,925,250) ) ........................... (5,922,933)
Total Investments Net of TBA Sale Commitments — 101 .1%
(Cost: $ 34,803,997,729 ) ............................ 33,704,366,957
Liabilities in Excess of Other Assets — (1.1) % ............. (362,016,107)
Net Assets — 100.0% ...............................
$ 33,342,350,850
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Perpetual security with no stated maturity date.
(i)
Zero-coupon bond.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Rounds to less than 1,000.
(m)
When-issued security.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(q)
Represents or includes a TBA transaction.

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Core Universal USD Bond ETF
Schedule of Investments
157
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 378,765,142 $ — $ (93,456,293)
(a)
$ — $ — $ 285,308,849 285,308,858 $ 2,749,694
(b)
$ —
BlackRock Liquidity TempCash
Funds: Institutional Shares 1,341,325,760 — (704,275,322)
(a)
178,292 — 637,228,730 637,030,948 36,527,238 —
$ 178,292 $ — $ 922,537,579 $ 39,276,932 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 109,364,109 $ — $ 109,364,109
Common Stocks ......................................... — 83 43,466 43,549
Corporate Bonds ......................................... — 10,259,968,286 48,822 10,260,017,108
Foreign Agency Obligations .................................. — 917,620,853 — 917,620,853
Foreign Government Obligations .............................. — 1,152,986,202 — 1,152,986,202
Municipal Bonds ......................................... — 122,982,435 — 122,982,435
Non-Agency Mortgage-Backed Securities ........................ — 212,072,946 — 212,072,946
Preferred Securities ....................................... — — 47,774 47,774
U.S. Government Sponsored Agency Securities .................... — 7,087,138,500 — 7,087,138,500
U.S. Treasury Obligations ................................... — 12,925,478,835 — 12,925,478,835
Short-Term Securities
Money Market Funds ...................................... 922,537,579 — — 922,537,579
Liabilities
Investments
TBA Sale Commitments .................................... — (5,922,933) — (5,922,933)
$ 922,537,579 $ 32,781,689,316 $ 140,062 $ 33,704,366,957

Statement of Assets and Liabilities

October 31, 2025
2025
iShares Annual Financial Statements and Additional Information
158
See notes to financial statements.
iShares Core
Universal USD
Bond ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 32,787,752,311
Investments, at value — affiliated
(c)
.......................................................................................... 922,537,579
Cash ............................................................................................................. 758,935
Foreign currency, at value
(d)
............................................................................................... 62,384
Receivables: –
Investment s sold .................................................................................................... 346,109,297
Securities lending income — affiliated ...................................................................................... 202,150
TBA sale commitments ................................................................................................ 5,925,250
Capital shares sold ................................................................................................... 1,565
Dividends — affiliated ................................................................................................. 2,080,907
Interest — unaffiliated ................................................................................................. 295,377,876
Total a ssets .........................................................................................................
34,360,808,254
LIABILITIES
Cash received:
Collateral — TBA commitments ........................................................................................... 1,157,831
Collateral on securities loaned ............................................................................................. 285,208,848
TBA sale commitments, at value
(e)
.......................................................................................... 5,922,933
Payables: –
Investments purchased ................................................................................................ 724,562,754
Investment advisory fees ............................................................................................... 1,605,038
Total li abilities ........................................................................................................
1,018,457,404
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 33,342,350,850
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 34,915,129,059
Accumulated loss ..................................................................................................... (1,572,778,209)
NET ASSETS ........................................................................................................
$ 33,342,350,850
NET ASSET VALUE
Shares outstanding ....................................................................................................
711,900,000
Net asset value .......................................................................................................
$ 46.84
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 33,887,385,400
(b)
  Securities loaned, at value ...................................................................................... $ 274,554,506
(c)
  Investments, at cost — affiliated ................................................................................... $ 922,537,579
(d)
  Foreign currency, at cost ....................................................................................... $ 63,366
(e)
  Proceeds received from TBA sale commitments ......................................................................... $ 5,925,250

Statement of Operations
Year Ended October 31, 2025
159
Statement of Operations
iShares Core
Universal USD
Bond ETF
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 36,531,551
Interest — unaffiliated ................................................................................................ 1,364,928,161
Securities lending income — affiliated — net ................................................................................ 2,745,381
Payment-in-kind interest — unaffiliated .................................................................................... 1,291,127
Total investment income ................................................................................................
1,405,496,220
EXPENSES
Investment advisory ................................................................................................. 19,630,145
Interest expense ................................................................................................... 10,138
Total expenses ......................................................................................................
19,640,283
Less: –
Investment advisory fees waived ........................................................................................ (1,512,706)
Total ex penses after fees waived ..........................................................................................
18,127,577
Net investment income .................................................................................................
1,387,368,643
REALIZED AND UNREALIZED GAIN (LOSS) $ 706,165,088
Net realized gain (loss) from:
Investments — unaffiliated .......................................................................................... $ (70,791,603)
Investments — affiliated ............................................................................................ 178,292
Foreign currency transactions ........................................................................................ 5,057
In-kind redemptions — unaffiliated
(a)
.................................................................................... (7,516,550)
(78,124,804)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... 784,292,469
Foreign currency translations ......................................................................................... (2,578)
784,289,891
Net realized and unrealized gain ..........................................................................................
706,165,087
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 2,093,533,730
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2025
iShares Annual Financial Statements and Additional Information
160
See notes to financial statements.
iShares Core Universal USD Bond ETF
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,387,368,643 $ 1,103,041,148
Net realized loss .................................................................................. (78,124,804) (75,163,196)
Net change in unrealized appreciation (depreciation) .......................................................... 784,289,891 1,491,390,644
Net increase in net assets resulting from operations .............................................................
2,093,533,730 2,519,268,596
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(1,380,074,138) (1,060,896,249)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(687,165,714) 10,555,801,628
NET ASSETS
Total increase in net assets ............................................................................. 26,293,878 12,014,173,975
Beginning of year ....................................................................................
33,316,056,972 21,301,882,997
End of year ........................................................................................
$ 33,342,350,850 $ 33,316,056,972
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
161
Financial Highlights
iShares Core Universal USD Bond ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ................................
$ 45.86  $ 42.90  $ 43.84  $ 53.11  $ 54.01
Net investment income
(a)
.......................................
1 .94  1 .82  1 .55  1 .08  0 .95
Net realized and unrealized gain (loss)
(b)
.............................
0.97  2.91  (0.99) (9.34) (0.74)
Net increase (decrease) from investment operations ...................... 2.91  4.73  0.56  (8.26) 0.21
Distributions
(c)
– – – – –
From net investment income ....................................
( 1 .93 ) ( 1 .77 ) ( 1 .50 ) ( 1 .01 ) ( 0 .98 )
From net realized gain .........................................
—  —  —  —  ( 0 .13 )
Total distributions ............................................. (1.93) (1.77) (1.50) (1.01) (1.11)
Net asset value, end of year ..................................... $ 46.84  $ 45.86  $ 42.90  $ 43.84  $ 53.11
Total Return
(d)
Based on net asset value ........................................ 6.51% 11.18% 1.15% (15.73)%
(e)
0.39%
Ratios to Average Net Assets
(f)
Total expen ses ...............................................
0.06% 0.06% 0.06% 0.06% 0.06%
Total expenses after fees waived ...................................
0.06% 0.06% 0.06% 0.05% 0.05%
Net investment income ..........................................
4.24% 4.00% 3.43% 2.23% 1.77%
Supplemental Data
Net assets, end of year (000) ...................................... $ 33,342,351  $ 33,316,057  $ 21,301,883  $ 18,170,216  $ 15,960,506
Portfolio turnover rate
(g) (h)
......................................... 65% 88% 110% 141% 223%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
(h)
Includes mortgage dollar roll transactions ("MDRs").
See notes to financial statements.

Notes to Financial Statements
2025
iShares Annual Financial Statements and Additional Information
162
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
iShares ETF
Diversification
Classification
Core Universal USD Bond
(a)
.............................................................................................. Diversified
(a)
Formerly known as the iShares Core Total USD Bond Market ETF.

Notes to Financial Statements
(continued)
163
Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
164
4. Securities and Other Investments
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: T BA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money”
party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions:   The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties

Notes to Financial Statements
(continued)
165
Notes to Financial Statements
can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended October 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core Universal USD Bond
Barclays Bank plc ...................................... $ 51,129,611 $ (51,129,611) $ – $ –
Barclays Capital, Inc. ................................... 4,932,387 (4,932,387) – –
BMO Capital Markets Corp. ............................... 1,503,413 (1,503,413) – –
BNP Paribas SA ....................................... 42,992,531 (42,992,531) – –
BofA Securities, Inc. .................................... 11,321,012 (11,321,012) – –
Citigroup Global Markets, Inc. .............................. 20,353,758 (20,353,758) – –
Deutsche Bank Securities, Inc. ............................. 4,943,945 (4,943,945) – –
Goldman Sachs & Co. LLC ............................... 12,371,827 (12,371,827) – –
HSBC Securities (USA), Inc. .............................. 1,746,334 (1,746,334) – –
J.P. Morgan Securities LLC ............................... 54,979,653 (54,979,653) – –
Jefferies LLC ......................................... 11,377,826 (11,377,826) – –
Mitsubishi UFJ Securities Holdings Co., Ltd. .................... 3,052,606 (3,052,606) – –
Morgan Stanley ....................................... 20,459,618 (20,459,618) – –
National Bank Financial, Inc. .............................. 2,909,011 (2,909,011) – –
Nomura Securities International, Inc. ......................... 1,132,246 (1,132,246) – –
Pershing LLC ......................................... 3,970,057 (3,970,057) – –
Scotia Capital (USA), Inc. ................................ 1,958,476 (1,958,476) – –
Scotia Capital, Inc. ..................................... 5,178,581 (5,178,581) – –
TD Securities (USA) LLC ................................. 661,948 (661,948) – –
Toronto-Dominion Bank .................................. 404,960 (404,960) – –
UBS AG ............................................ 1,632,111 (1,632,111) – –
UBS Securities LLC .................................... 2,505,876 (2,505,876) – –
Wells Fargo Bank N.A. .................................. 834,274 (834,274) – –
Wells Fargo Securities LLC ............................... 12,202,445 (12,202,445) – –
$ 274,554,506 $ (274,554,506) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
iShares ETF Investment Advisory Fees
Core Universal USD Bond ............................................................................................ 0 .06%
iShares ETF Amounts Waived
Core Universal USD Bond ............................................................................................... $ 1,512,706

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
166
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended October
31, 2025, the Fund paid BTC $734,743 for securities lending agent services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the year ended October 31, 2025, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
For the year ended October 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
U.S. Government Securities Other Securities
iShares ETF Purchases Sales Purchases Sales
Core Universal USD Bond ................................................ $ 19,244,651,344 $ 19,465,210,294 $ 1,681,623,295 $ 1,884,355,990
iShares ETF
In-kind
Purchases
In-kind
Sales
Core Universal USD Bond ................................................................................ $ 3,003,124,114 $ 3,423,131,943

Notes to Financial Statements
(continued)
167
Notes to Financial Statements
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the accrual of income on securities in default, the classification of investments and TBA transactions.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Core Universal USD Bond ..................................................................... $ (7,651,596) $ 7,651,596
—
iShares ETF
Year Ended
10/31/25
Year Ended
10/31/24
Core Universal USD Bond
Ordinary income ...................................................................................... $ 1,380,074,138 $ 1,060,896,249
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Core Universal USD Bond ................................................... $ 114,040,206 $ (583,879,079) $ (1,102,939,336) $ (1,572,778,209)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Universal USD Bond ........................................... $ 34,813,229,412 $ 344,902,691 $ (1,447,839,896) $ (1,102,937,205)

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
168
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund's performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Year Ended
10/31/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
Core Universal USD Bond
Shares sold 80,300,000 $ 3,682,781,320 242,800,000 $ 11,147,682,142
Shares redeemed
(94,800,000) (4,369,947,034) (13,000,000) (591,880,514)
(14,500,000) $ (687,165,714) 229,800,000 $ 10,555,801,628

Notes to Financial Statements
(continued)
169
Notes to Financial Statements
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
2025
iShares Annual Financial Statements and Additional Information
170
To the Board of Trustees of
iShares Trust and Shareholders of iShares Core Universal USD Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Core Universal USD Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)
171
Important Tax Information
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October
31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF
Federal Obligation
Interest
Core Universal USD Bond ............................................................................................. $ 448,592,642
iShares ETF Interest Dividends
Core Universal USD Bond ............................................................................................. $ 1,349,774,553
iShares ETF
Interest-Related
Dividends
Core Universal USD Bond ............................................................................................. $ 1,125,714,771

Additional Information
2023
iShares Annual Financial Statements
172
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
173
Board Review and Approval of Investment Advisory Contract
iShares Core Universal USD Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Annual Financial Statements and Additional Information
174
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to

Board Review and Approval of Investment Advisory Contract
(continued)
175
Board Review and Approval of Investment Advisory Contract
bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2025
iShares Annual Financial Statements and Additional Information
176
Currency Abbreviation
EUR Euro
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
CJSC Closed Joint Stock Company
DAC Designated Activity Company
GO General Obligation Bonds
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NPFGC National Public Finance Guarantee Corp.
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
SAP Subject to Appropriations
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Black-
Rock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

OCTOBER 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares iBonds 2028 Term High Yield and Income ETF | IBHH | Cboe BZX Exchange
iShares iBonds 2029 Term High Yield and Income ETF | IBHI | Cboe BZX Exchange
iShares iBonds 2030 Term High Yield and Income ETF | IBHJ | Cboe BZX Exchange
iShares iBonds 2032 Term High Yield and Income ETF | IBHL | Cboe BZX Exchange

Page
2

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.3%
Bombardier, Inc., 6.00%, 02/15/28
(a)
....... USD 1,391 $ 1,393,745
BWX Technologies, Inc., 4.13%, 06/30/28
(a)
... 698 682,208
Carpenter Technology Corp., 6.38%, 07/15/28
(b)
740 742,222
Spirit AeroSystems, Inc., 4.60%, 06/15/28 .... 1,291 1,300,015
TransDigm, Inc., 6.75%, 08/15/28
(a)
........ 4,014 4,098,807
8,216,997
Automobile Components — 2.4%
Adient Global Holdings Ltd., 7.00%, 04/15/28
(a)
. 927 949,041
American Axle & Manufacturing, Inc., 6.88%,
07/01/28
(b)
...................... 696 696,908
Clarios Global LP, 6.75%, 05/15/28
(a)
....... 1,500 1,534,112
Dana, Inc., 5.63%, 06/15/28 ............ 670 669,934
Tenneco, Inc., 8.00%, 11/17/28
(a)
......... 3,602 3,593,966
ZF North America Capital, Inc., 6.88%,
04/14/28
(a)
...................... 1,120 1,126,612
8,570,573
Automobiles — 1.8%
(a)
Jaguar Land Rover Automotive plc, 5.88%,
01/15/28 ....................... 1,079 1,080,323
Nissan Motor Acceptance Co. LLC
2.75% , 03/09/28 ................... 1,120 1,049,620
2.45% , 09/15/28 ................... 643 588,041
7.05% , 09/15/28 ................... 1,300 1,345,030
5.63% , 09/29/28 ................... 1,508 1,507,458
PM General Purchaser LLC, 9.50%, 10/01/28 . 1,135 987,023
6,557,495
Biotechnology — 0.6%
(a)
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
833 737,597
Grifols SA, 4.75%, 10/15/28 ............ 1,335 1,290,258
2,027,855
Broadline Retail — 0.9%
ANGI Group LLC, 3.88%, 08/15/28
(a) (b)
...... 982 906,693
Getty Images, Inc., 14.00%, 03/01/28
(a)
..... 550 534,681
Match Group Holdings II LLC, 4.63%, 06/01/28
(a)
1,048 1,033,039
Nordstrom, Inc., 6.95%, 03/15/28
(b)
........ 551 572,481
3,046,894
Building Products — 2.6%
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(a) (b)
..................... 1,379 1,276,895
Griffon Corp., 5.75%, 03/01/28 ........... 1,801 1,800,037
James Hardie International Finance DAC, 5.00%,
01/15/28
(a)
...................... 680 676,752
New Enterprise Stone & Lime Co., Inc.
(a)
5.25% , 07/15/28 ................... 1,122 1,115,269
9.75% , 07/15/28 ................... 494 495,782
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(a)
...................... 2,111 2,102,540
Standard Industries, Inc., 4.75%, 01/15/28
(a)
.. 1,839 1,831,915
9,299,190
Capital Markets — 0.9%
AG Issuer LLC, 6.25%, 03/01/28
(a)
........ 932 932,357
Coinbase Global, Inc., 3.38%, 10/01/28
(a) (b)
... 1,887 1,798,602
Prospect Capital Corp., 3.44%, 10/15/28 ..... 554 498,342
3,229,301
Chemicals — 4.4%
Celanese US Holdings LLC, 6.85%, 11/15/28
(c)
. 1,875 1,938,800
Chemours Co. (The), 5.75%, 11/15/28
(a)
..... 1,470 1,411,983
Consolidated Energy Finance SA, 5.63%,
10/15/28
(a) (b)
..................... 995 677,180
CVR Partners LP, 6.13%, 06/15/28
(a)
....... 1,099 1,097,600
Security
Par (000)
Par (000) Value
Chemicals (continued)
Element Solutions, Inc., 3.88%, 09/01/28
(a)
... USD 1,484 $ 1,436,225
HB Fuller Co., 4.25%, 10/15/28
(b)
......... 532 517,126
Herens Holdco SARL, 4.75%, 05/15/28
(a) (b)
... 699 591,324
Illuminate Buyer LLC, 9.00%, 07/01/28
(a)
..... 857 859,805
INEOS Finance plc, 6.75%, 05/15/28
(a)
...... 820 772,682
Ingevity Corp., 3.88%, 11/01/28
(a)
......... 1,072 1,033,012
LSB Industries, Inc., 6.25%, 10/15/28
(a)
..... 941 929,583
Minerals Technologies, Inc., 5.00%, 07/01/28
(a)
. 864 851,945
Olympus Water US Holding Corp., 4.25%,
10/01/28
(a)
...................... 1,539 1,472,310
SCIH Salt Holdings, Inc., 4.88%, 05/01/28
(a)
... 2,034 2,009,740
15,599,315
Commercial Services & Supplies — 3.0%
Allied Universal Holdco LLC
4.63% , 06/01/28
(a)
.................. 3,783 3,705,390
Aramark Services, Inc., 5.00%, 02/01/28
(a)
.... 2,109 2,105,307
Garda World Security Corp., 7.75%, 02/15/28
(a) (b)
737 754,231
GFL Environmental, Inc., 4.00%, 08/01/28
(a)
... 1,385 1,355,001
Interface, Inc., 5.50%, 12/01/28
(a)
......... 505 504,442
Madison IAQ LLC, 4.13%, 06/30/28
(a)
....... 1,417 1,387,523
Williams Scotsman, Inc., 4.63%, 08/15/28
(a)
... 873 861,535
10,673,429
Communications Equipment — 0.5%
(a)
CommScope LLC, 7.13%, 07/01/28 ........ 1,182 1,185,162
Viasat, Inc., 6.50%, 07/15/28 ............ 744 721,849
1,907,011
Construction & Engineering — 1.0%
Fluor Corp., 4.25%, 09/15/28
(b)
........... 1,108 1,099,319
Pike Corp., 5.50%, 09/01/28
(a)
........... 1,345 1,339,839
Railworks Holdings LP, 8.25%, 11/15/28
(a)
.... 579 580,925
Weekley Homes LLC, 4.88%, 09/15/28
(a)
..... 743 725,817
3,745,900
Consumer Finance — 2.7%
Credit Acceptance Corp., 9.25%, 12/15/28
(a)
.. 1,225 1,284,609
Enova International, Inc., 11.25%, 12/15/28
(a)
.. 853 905,534
FirstCash, Inc., 4.63%, 09/01/28
(a)
......... 927 914,680
GGAM Finance Ltd., 8.00%, 06/15/28
(a)
..... 1,224 1,299,423
goeasy Ltd., 9.25%, 12/01/28
(a)
.......... 1,073 1,111,894
Navient Corp., 4.88%, 03/15/28 .......... 926 905,956
OneMain Finance Corp.
6.63% , 01/15/28 ................... 1,415 1,448,553
3.88% , 09/15/28 ................... 1,110 1,071,376
PRA Group, Inc., 8.38%, 02/01/28
(a)
........ 738 748,855
9,690,880
Consumer Staples Distribution & Retail — 1.5%
(a)
Albertsons Cos., Inc.
5.88% , 02/15/28 ................... 1,388 1,389,452
6.50% , 02/15/28 ................... 1,394 1,420,125
C&S Group Enterprises LLC, 5.00%, 12/15/28 . 786 717,482
United Natural Foods, Inc., 6.75%, 10/15/28 .. 931 930,952
US Foods, Inc., 6.88%, 09/15/28 ......... 894 922,289
5,380,300
Containers & Packaging — 2.7%
Ardagh Metal Packaging Finance USA LLC,
3.25%, 09/01/28
(a)
................. 1,259 1,201,822
Ball Corp., 6.88%, 03/15/28 ............ 1,388 1,412,138
Cascades, Inc., 5.38%, 01/15/28
(a)
........ 884 881,359
Graham Packaging Co., Inc., 7.13%, 08/15/28
(a)
943 939,221
Graphic Packaging International LLC, 3.50%,
03/15/28
(a)
...................... 943 910,843
Iris Holding, Inc., 10.00%, 12/15/28
(a)
....... 762 660,293

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
LABL, Inc.
(a)
5.88% , 11/01/28 ................... USD 818 $ 589,756
9.50% , 11/01/28 ................... 597 445,638
Sealed Air Corp., 6.13%, 02/01/28
(a)
....... 1,445 1,462,146
Silgan Holdings, Inc., 4.13%, 02/01/28 ...... 1,060 1,039,691
9,542,907
Distributors — 0.9%
(a)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28 ............... 1,297 1,277,824
Dealer Tire LLC, 8.00%, 02/01/28
(b)
........ 978 950,478
RB Global Holdings, Inc., 6.75%, 03/15/28 ... 1,020 1,042,354
3,270,656
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(a)
...................... 718 718,409
Grand Canyon University, 5.13%, 10/01/28 ... 638 632,102
1,350,511
Diversified REITs — 0.5%
(a)
Global Net Lease, Inc., 4.50%, 09/30/28 ..... 820 805,964
Uniti Group LP, 4.75%, 04/15/28 .......... 1,180 1,152,990
1,958,954
Diversified Telecommunication Services — 2.9%
Altice Financing SA, 5.00%, 01/15/28
(a)
...... 2,208 1,665,301
CCO Holdings LLC, 5.00%, 02/01/28
(a)
...... 4,762 4,713,985
Frontier Communications Holdings LLC, 5.00%,
05/01/28
(a)
...................... 2,910 2,906,726
Frontier Florida LLC, Series E, 6.86%, 02/01/28 596 619,587
Zayo Group Holdings, Inc., 9.00%, (9.00% Cash
or 1.88% PIK), 09/09/30
(a) (d) (e)
.......... 292 266,766
10,172,365
Electric Utilities — 1.3%
NRG Energy, Inc., 5.75%, 01/15/28 ........ 1,522 1,527,799
Pattern Energy Operations LP, 4.50%, 08/15/28
(a)
1,296 1,262,164
PG&E Corp., 5.00%, 07/01/28 ........... 1,849 1,834,861
4,624,824
Electrical Equipment — 0.4%
Vertiv Group Corp., 4.13%, 11/15/28
(a) (b)
..... 1,574 1,550,725
Energy Equipment & Services — 1.4%
Archrock Partners LP, 6.25%, 04/01/28
(a)
..... 1,484 1,488,657
Bristow Group, Inc., 6.88%, 03/01/28
(a)
...... 707 706,813
Global Marine, Inc., 7.00%, 06/01/28 ....... 422 403,289
Nabors Industries Ltd., 7.50%, 01/15/28
(a)
.... 677 679,850
Oceaneering International, Inc., 6.00%,
02/01/28
(b)
...................... 557 562,305
Transocean Aquila Ltd., 8.00%, 09/30/28
(a)
... 344 353,892
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(a)
...................... 789 811,897
5,006,703
Entertainment — 0.7%
(a)
Cinemark USA, Inc., 5.25%, 07/15/28
(b)
..... 1,440 1,433,618
Live Nation Entertainment, Inc., 3.75%, 01/15/28 929 908,818
2,342,436
Financial Services — 1.5%
(a)
Burford Capital Global Finance LLC, 6.25%,
04/15/28 ....................... 710 707,092
Jefferies Finance LLC, 5.00%, 08/15/28 ..... 2,006 1,899,788
LD Holdings Group LLC, 6.13%, 04/01/28 .... 981 915,579
Midcap Financial Issuer Trust, 6.50%, 05/01/28 1,842 1,809,064
5,331,523
Security
Par (000)
Par (000) Value
Food Products — 1.1%
B&G Foods, Inc., 8.00%, 09/15/28
(a)
....... USD 1,475 $ 1,387,811
Chobani LLC, 4.63%, 11/15/28
(a) (b)
......... 789 784,597
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(a)
920 920,880
TreeHouse Foods, Inc., 4.00%, 09/01/28
(b)
... 978 954,179
4,047,467
Gas Utilities — 0.3%
AmeriGas Partners LP, 9.38%, 06/01/28
(a)
.... 915 949,091
Ground Transportation — 0.8%
(a)
Avis Budget Car Rental LLC, 4.75%, 04/01/28
(b)
1,048 1,004,863
EquipmentShare.com, Inc., 9.00%, 05/15/28 .. 1,953 1,968,668
2,973,531
Health Care Equipment & Supplies — 2.1%
(a)
Avantor Funding, Inc., 4.63%, 07/15/28 ..... 2,854 2,807,249
Bausch + Lomb Corp., 8.38%, 10/01/28 ..... 2,714 2,836,130
Hologic, Inc., 4.63%, 02/01/28 ........... 713 712,390
Teleflex, Inc., 4.25%, 06/01/28 ........... 1,006 984,098
7,339,867
Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(a)
. 927 920,675
AdaptHealth LLC, 6.13%, 08/01/28
(a) (b)
...... 766 765,761
Encompass Health Corp., 4.50%, 02/01/28 ... 1,456 1,445,048
Molina Healthcare, Inc., 4.38%, 06/15/28
(a)
... 1,497 1,461,105
Team Health Holdings, Inc., 8.38%, 06/30/28
(a)
. 800 808,983
Tenet Healthcare Corp.
4.63% , 06/15/28 ................... 1,126 1,121,418
6.13% , 10/01/28 ................... 4,651 4,656,420
Toledo Hospital (The), Series B, 5.33%, 11/15/28 591 604,529
11,783,939
Health Care REITs — 0.3%
Diversified Healthcare Trust, 4.75%, 02/15/28 . 960 915,071
Hotel & Resort REITs — 0.8%
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(a)
...................... 1,340 1,338,105
RHP Hotel Properties LP, 7.25%, 07/15/28
(a)
.. 740 763,063
Service Properties Trust, 3.95%, 01/15/28 .... 765 710,319
2,811,487
Hotels, Restaurants & Leisure — 5.9%
1011778 BC ULC
(a)
3.88% , 01/15/28 ................... 2,967 2,913,261
4.38% , 01/15/28 ................... 1,375 1,357,473
Acushnet Co., 7.38%, 10/15/28
(a)
......... 646 669,848
Churchill Downs, Inc., 4.75%, 01/15/28
(a)
.... 1,297 1,285,569
Full House Resorts, Inc., 8.25%, 02/15/28
(a) (b)
.. 832 738,697
GPS Hospitality Holding Co. LLC, 7.00%,
08/15/28
(a)
...................... 333 184,093
Hilton Domestic Operating Co., Inc., 5.75%,
05/01/28
(a)
...................... 932 932,866
Marriott Ownership Resorts, Inc., 4.75%,
01/15/28
(b)
...................... 606 599,131
Melco Resorts Finance Ltd., 5.75%, 07/21/28
(a)
. 1,693 1,688,368
MGM Resorts International, 4.75%, 10/15/28
(b)
. 1,390 1,381,449
NCL Finance Ltd., 6.13%, 03/15/28
(a)
....... 976 996,862
Six Flags Entertainment Corp., 6.50%, 10/01/28 542 543,356
Station Casinos LLC, 4.50%, 02/15/28
(a) (b)
.... 1,322 1,301,648
Studio City Finance Ltd., 6.50%, 01/15/28
(a)
... 955 952,981
TKC Holdings, Inc., 6.88%, 05/15/28
(a)
...... 756 762,947
VOC Escrow Ltd., 5.00%, 02/15/28
(a)
....... 1,247 1,244,527
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(a)
...................... 923 906,469
Wynn Macau Ltd., 5.63%, 08/26/28
(a) (b)
...... 2,498 2,492,244
20,951,789

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables — 2.4%
Adams Homes, Inc., 9.25%, 10/15/28
(a)
..... USD 764 $ 793,857
Dream Finders Homes, Inc., 8.25%, 08/15/28
(a)
. 555 572,583
Installed Building Products, Inc., 5.75%,
02/01/28
(a)
...................... 530 529,760
LGI Homes, Inc., 8.75%, 12/15/28
(a)
........ 858 892,660
M/I Homes, Inc., 4.95%, 02/01/28 ......... 737 734,558
Newell Brands, Inc., 8.50%, 06/01/28
(a) (b)
..... 2,425 2,495,484
Shea Homes LP, 4.75%, 02/15/28 ......... 956 946,675
Taylor Morrison Communities, Inc., 5.75%,
01/15/28
(a)
...................... 829 838,910
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .... 646 652,347
8,456,834
Household Products — 0.5%
Central Garden & Pet Co., 5.13%, 02/01/28
(b)
.. 505 503,891
Energizer Holdings, Inc., 4.75%, 06/15/28
(a)
... 1,154 1,135,485
1,639,376
Independent Power and Renewable Electricity Producers — 2.0%
(a)
Atlantica Sustainable Infrastructure Ltd., 4.13%,
06/15/28 ....................... 677 654,338
Calpine Corp.
4.50% , 02/15/28 ................... 2,328 2,320,859
5.13% , 03/15/28
(b)
.................. 2,590 2,589,920
Clearway Energy Operating LLC, 4.75%,
03/15/28 ....................... 1,574 1,564,683
7,129,800
Insurance — 0.7%
Alliant Holdings Intermediate LLC, 6.75%,
04/15/28
(a)
...................... 2,327 2,368,371
Interactive Media & Services — 0.2%
Cars.com, Inc., 6.38%, 11/01/28
(a)
......... 741 738,647
IT Services — 2.3%
(a)
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
.. 669 674,539
Arches Buyer, Inc.
4.25% , 06/01/28 ................... 1,817 1,776,022
6.13% , 12/01/28
(b)
.................. 979 956,084
ASGN, Inc., 4.63%, 05/15/28 ............ 1,097 1,077,197
Cablevision Lightpath LLC, 5.63%, 09/15/28 .. 873 860,876
ION Platform Finance US, Inc.
4.63% , 05/01/28 ................... 594 557,790
5.00% , 05/01/28 ................... 620 578,365
5.75% , 05/15/28 ................... 664 633,754
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28 ....................... 353 232,915
Virtusa Corp., 7.13%, 12/15/28 .......... 681 653,292
8,000,834
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(a)
................. 1,044 1,029,691
Machinery — 1.5%
ATS Corp., 4.13%, 12/15/28
(a)
........... 645 622,078
Calderys Financing LLC, 11.25%, 06/01/28
(a)
.. 1,017 1,075,636
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28
(a)
................ 932 989,409
Titan International, Inc., 7.00%, 04/30/28
(b)
... 738 739,783
Trinity Industries, Inc., 7.75%, 07/15/28
(a)
.... 1,055 1,093,347
Wabash National Corp., 4.50%, 10/15/28
(a) (b)
.. 744 659,551
5,179,804
Marine Transportation — 0.1%
Danaos Corp., 8.50%, 03/01/28
(a)
......... 427 431,558
Security
Par (000)
Par (000) Value
Media — 9.1%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(a)
...................... USD 1,107 $ 955,850
Block Communications, Inc., 4.88%, 03/01/28
(a) (b)
555 521,232
Clear Channel Outdoor Holdings, Inc., 7.75%,
04/15/28
(a)
...................... 1,858 1,846,458
CSC Holdings LLC
(a)
5.38% , 02/01/28 ................... 1,815 1,504,060
11.25% , 05/15/28 .................. 1,935 1,695,054
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 2,390 2,344,420
DISH DBS Corp.
7.38% , 07/01/28 ................... 1,860 1,737,697
5.75% , 12/01/28
(a)
.................. 4,651 4,464,005
GCI LLC, 4.75%, 10/15/28
(a)
............ 1,108 1,081,761
iHeartCommunications, Inc., 4.75%, 01/15/28
(a) (b)
513 466,830
Lamar Media Corp., 3.75%, 02/15/28 ....... 1,112 1,081,576
McGraw-Hill Education, Inc., 5.75%, 08/01/28
(a)
1,542 1,539,024
Nexstar Media, Inc., 4.75%, 11/01/28
(a) (b)
..... 1,850 1,820,701
Sirius XM Radio LLC, 4.00%, 07/15/28
(a)
..... 3,843 3,735,902
TEGNA, Inc., 4.63%, 03/15/28 ........... 1,854 1,834,912
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(a)
................. 1,800 1,785,295
Univision Communications, Inc., 8.00%,
08/15/28
(a)
...................... 2,755 2,837,653
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(a)
................. 955 934,492
32,186,922
Metals & Mining — 1.2%
Constellium SE, 5.63%, 06/15/28
(a)
........ 575 573,822
Hecla Mining Co., 7.25%, 02/15/28 ........ 447 450,027
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28
(a) (b)
25 26,852
Kaiser Aluminum Corp., 4.63%, 03/01/28
(a)
... 930 930,000
Mineral Resources Ltd., 9.25%, 10/01/28
(a) (b)
.. 2,075 2,176,128
4,156,829
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust, Inc., 5.25%, 10/15/28
(a)
932 935,880
Office REITs — 0.4%
Brandywine Operating Partnership LP, 8.30%,
03/15/28
(c)
...................... 651 695,636
Hudson Pacific Properties LP, 5.95%, 02/15/28 . 646 631,411
1,327,047
Oil, Gas & Consumable Fuels — 8.3%
Antero Midstream Partners LP, 5.75%, 01/15/28
(a)
1,198 1,198,006
Buckeye Partners LP, 4.50%, 03/01/28
(a)
..... 927 917,854
Calumet Specialty Products Partners LP, 9.75%,
07/15/28
(a)
...................... 646 633,071
Civitas Resources, Inc., 8.38%, 07/01/28
(a)
... 2,499 2,580,902
Crescent Energy Finance LLC, 9.25%,
02/15/28
(a) (b)
..................... 1,042 1,078,477
CVR Energy, Inc., 5.75%, 02/15/28
(a)
....... 708 700,241
Delek Logistics Partners LP, 7.13%, 06/01/28
(a)
. 742 745,242
Genesis Energy LP, 7.75%, 02/01/28 ....... 1,381 1,389,886
Harvest Midstream I LP, 7.50%, 09/01/28
(a)
... 1,477 1,495,684
Hess Midstream Operations LP
(a)
5.88% , 03/01/28 ................... 1,543 1,572,842
5.13% , 06/15/28 ................... 1,017 1,016,973
Hilcorp Energy I LP, 6.25%, 11/01/28
(a)
...... 1,177 1,178,873
Kinetik Holdings LP, 6.63%, 12/15/28
(a)
...... 1,947 1,997,065
Martin Midstream Partners LP, 11.50%,
02/15/28
(a)
...................... 841 865,267
Matador Resources Co., 6.88%, 04/15/28
(a)
... 1,020 1,039,477
PBF Holding Co. LLC, 6.00%, 02/15/28
(b)
.... 1,513 1,500,152
SM Energy Co., 6.50%, 07/15/28 ......... 740 745,392

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sunoco LP
5.88% , 03/15/28 ................... USD 668 $ 669,690
7.00% , 09/15/28
(a)
.................. 925 953,211
Tallgrass Energy Partners LP, 5.50%, 01/15/28
(a)
1,414 1,406,992
TerraForm Power Operating LLC, 5.00%,
01/31/28
(a)
...................... 1,337 1,332,530
Venture Global LNG, Inc., 8.13%, 06/01/28
(a)
.. 4,267 4,395,647
29,413,474
Paper & Forest Products — 0.7%
(a)
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(b)
.... 544 529,175
Clearwater Paper Corp., 4.75%, 08/15/28 .... 508 476,930
Domtar Corp., 6.75%, 10/01/28 .......... 1,197 910,814
Mercer International, Inc., 12.88%, 10/01/28 .. 744 619,995
2,536,914
Passenger Airlines — 1.3%
(a)
American Airlines, Inc., 7.25%, 02/15/28
(b)
.... 1,386 1,417,904
Avianca Midco 2 plc, 9.00%, 12/01/28 ...... 2,074 2,077,543
VistaJet Malta Finance plc, 9.50%, 06/01/28
(b)
. 927 962,263
4,457,710
Personal Care Products — 0.6%
(a)
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
1,393 1,391,826
Prestige Brands, Inc., 5.13%, 01/15/28 ...... 823 820,263
2,212,089
Pharmaceuticals — 3.2%
Bausch Health Cos., Inc.
(a)
4.88% , 06/01/28 ................... 2,999 2,741,813
11.00% , 09/30/28 .................. 3,282 3,454,035
Elanco Animal Health, Inc., 6.65%, 08/28/28
(c)
. 1,467 1,530,689
Organon & Co., 4.13%, 04/30/28
(a)
........ 3,974 3,778,140
11,504,677
Professional Services — 0.7%
(a)
CoreLogic, Inc., 4.50%, 05/01/28 ......... 1,384 1,335,909
KBR, Inc., 4.75%, 09/30/28 ............. 448 440,596
Science Applications International Corp., 4.88%,
04/01/28 ....................... 694 688,240
2,464,745
Real Estate Management & Development — 0.9%
(a)
Cushman & Wakefield US Borrower LLC, 6.75%,
05/15/28 ....................... 1,166 1,174,120
Forestar Group, Inc., 5.00%, 03/01/28 ...... 537 536,494
Howard Hughes Corp. (The), 5.38%, 08/01/28 . 1,509 1,507,137
3,217,751
Semiconductors & Semiconductor Equipment — 0.6%
(a)
Entegris, Inc., 4.38%, 04/15/28 .......... 747 733,734
ON Semiconductor Corp., 3.88%, 09/01/28 ... 1,357 1,320,973
2,054,707
Software — 2.8%
(a)
Clarivate Science Holdings Corp., 3.88%,
07/01/28 ....................... 1,831 1,764,668
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28 ....................... 650 649,009
Fair Isaac Corp., 4.00%, 06/15/28 ......... 1,662 1,624,555
GoTo Group, Inc., 5.50%, 05/01/28 ........ 650 541,980
NCR Voyix Corp., 5.00%, 10/01/28 ........ 1,158 1,150,496
Open Text Corp., 3.88%, 02/15/28 ........ 1,651 1,606,649
PTC, Inc., 4.00%, 02/15/28 ............. 923 908,262
Rocket Software, Inc., 9.00%, 11/28/28 ..... 1,484 1,529,054
9,774,673
Specialized REITs — 0.7%
Iron Mountain, Inc.
(a)
5.25% , 03/15/28 ................... 1,610 1,609,057
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
5.00% , 07/15/28 ................... USD 888 $ 882,566
2,491,623
Specialty Retail — 2.6%
Advance Auto Parts, Inc., 5.95%, 03/09/28
(b)
.. 552 559,039
Asbury Automotive Group, Inc., 4.50%, 03/01/28 808 800,658
Bath & Body Works, Inc., 5.25%, 02/01/28
(b)
... 939 944,068
EG Global Finance plc, 12.00%, 11/30/28
(a)
... 2,029 2,223,048
Group 1 Automotive, Inc., 4.00%, 08/15/28
(a)
.. 1,392 1,350,734
Ken Garff Automotive LLC, 4.88%, 09/15/28
(a)
. 736 721,987
Michaels Cos., Inc. (The), 5.25%, 05/01/28
(a)
.. 1,580 1,475,089
White Cap Buyer LLC, 6.88%, 10/15/28
(a) (b)
... 1,140 1,140,000
9,214,623
Trading Companies & Distributors — 2.1%
FTAI Aviation Investors LLC, 5.50%, 05/01/28
(a)
1,806 1,806,547
United Rentals North America, Inc., 4.88%,
01/15/28 ....................... 3,096 3,093,133
WESCO Distribution, Inc., 7.25%, 06/15/28
(a)
.. 2,452 2,485,697
7,385,377
Wireless Telecommunication Services — 0.5%
Maya SAS, 7.00%, 10/15/28
(a)
........... 1,666 1,690,899
Total Long-Term Investments — 97 .9%
(Cost: $ 343,378,504 ) .............................. 346,869,841
Shares
Shares
Short-Term Securities
Money Market Funds — 8.7%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(h)
................... 22,264,234 22,275,367
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 8,309,042 8,309,042
Total Short-Term Securities — 8 .7%
(Cost: $ 30,581,108 ) ............................... 30,584,409
Total Investments — 106 .6%
(Cost: $ 373,959,612 ) .............................. 377,454,250
Liabilities in Excess of Other Assets — (6.6) % ............. (23,269,305)
Net Assets — 100.0% ...............................
$ 354,184,945
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/
or in cash. Rates shown are the current rate and possible payment rates.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
Schedules of Investments
7
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 15,235,762 $ 7,042,904
(a)
$ — $ (2,755) $ (544) $ 22,275,367 22,264,234 $ 83,352
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,046,862 7,262,180
(a)
— — — 8,309,042 8,309,042 127,604 —
$ (2,755) $ (544) $ 30,584,409 $ 210,956 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 346,869,841 $ — $ 346,869,841
Short-Term Securities
Money Market Funds ...................................... 30,584,409 — — 30,584,409
$ 30,584,409 $ 346,869,841 $ — $ 377,454,250

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(a)
... USD 663 $ 684,542
ATI, Inc., 4.88%, 10/01/29
(b)
............. 309 307,094
Bombardier, Inc., 7.50%, 02/01/29
(a)
....... 712 741,708
BWX Technologies, Inc., 4.13%, 04/15/29
(a)
... 382 372,496
Spirit AeroSystems, Inc., 9.38%, 11/30/29
(a) (b)
.. 851 894,132
TransDigm, Inc.
4.63% , 01/15/29 ................... 1,132 1,113,518
6.38% , 03/01/29
(a) (b)
................. 2,609 2,679,086
4.88% , 05/01/29
(b)
.................. 710 702,361
7,494,937
Automobile Components — 2.0%
Allison Transmission, Inc., 5.88%, 06/01/29
(a)
.. 474 477,757
American Axle & Manufacturing, Inc., 5.00%,
10/01/29
(b)
...................... 568 539,779
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(a)
...................... 631 538,122
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29
(b)
...................... 797 758,296
Icahn Enterprises LP
9.75% , 01/15/29
(b)
.................. 658 661,000
4.38% , 02/01/29 ................... 672 578,264
10.00% , 11/15/29
(a)
................. 948 951,608
IHO Verwaltungs GmbH, 6.37%, (6.37% Cash or
7.13% PIK), 05/15/29
(a) (c)
............. 405 405,217
Patrick Industries, Inc., 4.75%, 05/01/29
(a)
.... 342 336,447
Phinia, Inc., 6.75%, 04/15/29
(a)
........... 498 514,473
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/29
(a)
573 333,634
6,094,597
Automobiles — 0.7%
(a)
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29 ....................... 997 885,015
Jaguar Land Rover Automotive plc, 5.50%,
07/15/29 ....................... 415 415,603
Nissan Motor Acceptance Co. LLC, 5.55%,
09/13/29 ....................... 280 277,595
Thor Industries, Inc., 4.00%, 10/15/29
(b)
..... 473 450,640
2,028,853
Beverages — 0.5%
Primo Water Holdings, Inc.
(a)
6.25% , 04/01/29 ................... 672 674,785
4.38% , 04/30/29 ................... 708 688,192
1,362,977
Broadline Retail — 1.1%
(a)
Match Group Holdings II LLC, 5.63%, 02/15/29 . 333 332,067
Rakuten Group, Inc., 9.75%, 04/15/29 ...... 1,905 2,134,411
SGUS LLC, 11.00%, 12/15/29 ........... 115 99,521
Wayfair LLC, 7.25%, 10/31/29 ........... 758 783,867
3,349,866
Building Products — 0.2%
Cornerstone Building Brands, Inc.
(a)
6.13% , 01/15/29 ................... 312 237,229
9.50% , 08/15/29 ................... 473 436,608
673,837
Capital Markets — 0.7%
(a)
Aretec Group, Inc., 7.50%, 04/01/29 ....... 375 377,385
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 .................. 966 875,186
Hightower Holding LLC, 6.75%, 04/15/29 .... 294 294,430
Jane Street Group, 4.50%, 11/15/29 ....... 568 553,351
2,100,352
Security
Par (000)
Par (000) Value
Chemicals — 3.2%
Axalta Coating Systems LLC, 3.38%,
02/15/29
(a) (b)
..................... USD 692 $ 658,188
Celanese US Holdings LLC, 6.83%, 07/15/29
(d)
. 710 725,987
Chemours Co. (The), 4.63%, 11/15/29
(a)
..... 583 514,089
Huntsman International LLC, 4.50%, 05/01/29 . 715 660,974
INEOS Finance plc, 7.50%, 04/15/29
(a) (b)
..... 686 635,844
INEOS Quattro Finance 2 plc, 9.63%, 03/15/29
(a)
370 346,964
Innophos Holdings, Inc., 11.50%, 06/15/29
(a)
.. 441 423,620
Mativ Holdings, Inc., 8.00%, 10/01/29
(a) (b)
.... 377 364,828
Methanex Corp., 5.25%, 12/15/29
(b)
........ 663 659,862
Olin Corp., 5.63%, 08/01/29
(b)
........... 634 635,419
Olympus Water US Holding Corp., 6.25%,
10/01/29
(a)
...................... 376 366,036
Rain Carbon, Inc., 12.25%, 09/01/29
(a)
...... 426 453,753
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(a)
... 663 659,129
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29
(b)
391 381,135
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(a)
...................... 635 624,467
Tronox, Inc., 4.63%, 03/15/29
(a) (b)
......... 1,022 628,675
WR Grace Holdings LLC, 5.63%, 08/15/29
(a)
.. 1,088 995,601
9,734,571
Commercial Services & Supplies — 4.0%
ACCO Brands Corp., 4.25%, 03/15/29
(a) (b)
.... 551 490,011
ADT Security Corp. (The), 4.13%, 08/01/29
(a)
.. 946 916,408
Allied Universal Holdco LLC, 6.00%, 06/01/29
(a) (b)
935 913,424
APi Group DE, Inc.
(a)
4.13% , 07/15/29 ................... 322 310,722
4.75% , 10/15/29 ................... 258 253,076
Brink's Co. (The), 6.50%, 06/15/29
(a)
....... 382 393,615
Clean Harbors, Inc., 5.13%, 07/15/29
(a)
...... 287 285,499
CoreCivic, Inc., 8.25%, 04/15/29 .......... 474 498,937
Deluxe Corp.
(a)
8.00% , 06/01/29 ................... 451 446,533
8.13% , 09/15/29 ................... 420 440,390
Garda World Security Corp., 6.00%, 06/01/29
(a)
473 461,990
GEO Group, Inc. (The), 8.63%, 04/15/29 .... 612 645,923
GFL Environmental, Inc.
(a)
4.75% , 06/15/29 ................... 708 700,877
4.38% , 08/15/29 ................... 513 501,121
Madison IAQ LLC, 5.88%, 06/30/29
(a)
....... 977 957,521
Pitney Bowes, Inc., 7.25%, 03/15/29
(a)
...... 339 342,280
Reworld Holding Corp., 4.88%, 12/01/29
(a)
.... 724 679,647
RR Donnelley & Sons Co.
(a)
9.50% , 08/01/29 ................... 994 1,019,535
10.88% , 08/01/29 .................. 455 457,192
Steelcase, Inc., 5.13%, 01/18/29
(b)
........ 417 408,310
VM Consolidated, Inc., 5.50%, 04/15/29
(a)
.... 331 327,642
Williams Scotsman, Inc., 6.63%, 06/15/29
(a) (b)
.. 461 474,445
11,925,098
Communications Equipment — 0.4%
(a)
CommScope LLC, 4.75%, 09/01/29 ........ 901 898,755
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 387 365,286
1,264,041
Construction & Engineering — 0.7%
(a)
Arcosa, Inc., 4.38%, 04/15/29 ........... 377 366,365
ASG Finance DAC, 9.75%, 05/15/29 ....... 310 298,362
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 468 458,310
Global Infrastructure Solutions, Inc., 5.63%,
06/01/29 ....................... 383 383,045
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29 ....................... 307 296,729
Tutor Perini Corp., 11.88%, 04/30/29 ....... 377 420,598
2,223,409

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance — 2.1%
Bread Financial Holdings, Inc., 9.75%, 03/15/29
(a)
USD 638 $ 680,941
Cobra AcquisitionCo LLC
(a)
6.38% , 11/01/29 ................... 387 327,989
12.25% , 11/01/29 .................. 231 232,328
Encore Capital Group, Inc., 9.25%, 04/01/29
(a)
. 500 527,203
Enova International, Inc., 9.13%, 08/01/29
(a)
... 471 493,675
GGAM Finance Ltd., 6.88%, 04/15/29
(a)
..... 376 390,101
goeasy Ltd., 7.63%, 07/01/29
(a) (b)
......... 568 572,747
Navient Corp., 5.50%, 03/15/29
(b)
......... 708 694,691
OneMain Finance Corp.
6.63% , 05/15/29 ................... 856 881,031
5.38% , 11/15/29 ................... 701 695,282
PRA Group, Inc., 5.00%, 10/01/29
(a) (b)
....... 338 307,492
PROG Holdings, Inc., 6.00%, 11/15/29
(a)
..... 555 541,464
6,344,944
Consumer Staples Distribution & Retail — 1.3%
(a)
Albertsons Cos., Inc., 3.50%, 03/15/29 ...... 1,282 1,223,234
KeHE Distributors LLC, 9.00%, 02/15/29 ..... 947 992,061
Performance Food Group, Inc., 4.25%, 08/01/29 947 924,142
US Foods, Inc., 4.75%, 02/15/29 ......... 838 829,296
3,968,733
Containers & Packaging — 1.2%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(a)
................. 1,000 933,341
Ball Corp., 6.00%, 06/15/29 ............ 947 970,168
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(a)
...................... 473 474,945
Graphic Packaging International LLC, 3.50%,
03/01/29
(a)
...................... 327 309,430
Sealed Air Corp., 5.00%, 04/15/29
(a)
....... 407 404,136
TriMas Corp., 4.13%, 04/15/29
(a)
.......... 382 369,393
3,461,413
Distributors — 0.5%
(a)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 379 361,593
Gates Corp., 6.88%, 07/01/29 ........... 476 494,000
Resideo Funding, Inc., 4.00%, 09/01/29 ..... 298 285,453
Velocity Vehicle Group LLC, 8.00%, 06/01/29 .. 473 464,009
1,605,055
Diversified Consumer Services — 1.3%
Belron UK Finance plc, 5.75%, 10/15/29
(a)
.... 1,055 1,069,291
Carriage Services, Inc., 4.25%, 05/15/29
(a)
... 379 358,924
Champions Financing, Inc., 8.75%, 02/15/29
(a) (b)
575 557,110
Mavis Tire Express Services Topco Corp., 6.50%,
05/15/29
(a) (b)
..................... 674 667,189
Service Corp. International, 5.13%, 06/01/29 .. 713 714,842
Sotheby's, 5.88%, 06/01/29
(a)
............ 285 270,735
StoneMor, Inc., 8.50%, 05/15/29
(a) (b)
........ 372 368,102
4,006,193
Diversified REITs — 0.3%
Uniti Group LP, 6.50%, 02/15/29
(a)
......... 1,052 984,038
Diversified Telecommunication Services — 3.4%
Altice Financing SA, 5.75%, 08/15/29
(a)
...... 1,960 1,425,819
Altice France SA, 9.50%, 11/01/29
(a)
....... 1,000 1,019,083
CCO Holdings LLC
(a)
5.38% , 06/01/29 ................... 1,418 1,401,611
6.38% , 09/01/29 ................... 1,420 1,433,694
Frontier Communications Holdings LLC
6.75% , 05/01/29
(a)
.................. 947 956,469
5.88% , 11/01/29 ................... 707 715,097
Level 3 Financing, Inc.
(a)
3.63% , 01/15/29 ................... 362 325,755
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.88% , 06/15/29
(b)
.................. USD 515 $ 494,260
3.75% , 07/15/29 ................... 421 373,864
Lumen Technologies, Inc.
(a)
4.50% , 01/15/29 ................... 304 282,146
4.13% , 04/15/29
(b)
.................. 333 329,563
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(a)
...................... 1,357 1,331,421
10,088,782
Electric Utilities — 1.5%
DPL LLC, 4.35%, 04/15/29 ............. 378 370,686
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(a) (b)
................ 355 338,657
NRG Energy, Inc.
(a)
3.38% , 02/15/29 ................... 473 450,012
5.25% , 06/15/29 ................... 687 690,011
5.75% , 07/15/29 ................... 758 761,325
Vistra Operations Co. LLC, 4.38%, 05/01/29
(a)
. 1,180 1,159,019
XPLR Infrastructure Operating Partners LP,
7.25%, 01/15/29
(a) (b)
................ 708 728,285
4,497,995
Electrical Equipment — 0.3%
Sensata Technologies BV, 4.00%, 04/15/29
(a)
.. 945 920,790
Electronic Equipment, Instruments & Components — 0.5%
(a)
Coherent Corp., 5.00%, 12/15/29 ......... 937 927,684
TTM Technologies, Inc., 4.00%, 03/01/29 .... 473 456,942
1,384,626
Energy Equipment & Services — 1.1%
(a)
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29 ....................... 281 296,875
Kodiak Gas Services LLC, 7.25%, 02/15/29 ... 712 738,776
Precision Drilling Corp., 6.88%, 01/15/29 .... 368 370,046
Transocean International Ltd., 8.25%, 05/15/29
(b)
852 856,724
USA Compression Partners LP, 7.13%, 03/15/29 947 978,107
3,240,528
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(a)
...................... 417 354,535
Banijay Entertainment SAS, 8.13%, 05/01/29
(a)
. 435 452,014
Playtika Holding Corp., 4.25%, 03/15/29
(a) (b)
... 568 512,950
Warnermedia Holdings, Inc., 4.05%, 03/15/29 . 1,285 1,248,249
2,567,748
Financial Services — 2.9%
(a)
Armor Holdco, Inc., 8.50%, 11/15/29 ....... 339 339,596
CPI CG, Inc., 10.00%, 07/15/29 .......... 246 259,967
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29 ....................... 1,066 1,119,519
Jefferson Capital Holdings LLC, 9.50%, 02/15/29 382 402,900
NCR Atleos Corp., 9.50%, 04/01/29 ........ 1,274 1,375,474
Paysafe Finance plc, 4.00%, 06/15/29
(b)
..... 323 305,068
PennyMac Financial Services, Inc.
4.25% , 02/15/29 ................... 619 601,262
7.88% , 12/15/29 ................... 705 749,091
PHH Escrow Issuer LLC, 9.88%, 11/01/29 .... 473 474,666
Planet Financial Group LLC, 10.50%, 12/15/29 . 568 590,542
Provident Funding Associates LP, 9.75%,
09/15/29
(b)
...................... 498 524,481
Rocket Cos., Inc., 6.50%, 08/01/29 ........ 699 724,945
Rocket Mortgage LLC, 3.63%, 03/01/29 ..... 707 679,194
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
...................... 666 655,752
8,802,457

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products — 1.0%
(a)
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(c)
.............. USD 591 $ 620,980
Chobani LLC, 7.63%, 07/01/29 .......... 486 506,385
Post Holdings, Inc., 5.50%, 12/15/29 ....... 1,167 1,168,228
Simmons Foods, Inc., 4.63%, 03/01/29 ..... 804 770,396
3,065,989
Gas Utilities — 0.4%
(a)
Ferrellgas LP, 5.88%, 04/01/29 .......... 781 742,063
Superior Plus LP, 4.50%, 03/15/29 ........ 568 550,893
1,292,956
Ground Transportation — 1.6%
(a)
Avis Budget Car Rental LLC, 5.38%, 03/01/29 . 566 545,516
Carriage Purchaser, Inc., 7.88%, 10/15/29
(b)
... 297 277,200
Dcli Bidco LLC, 7.75%, 11/15/29 .......... 473 480,799
First Student Bidco, Inc., 4.00%, 07/31/29 .... 757 731,895
Hertz Corp. (The)
(b)
12.63% , 07/15/29 .................. 1,180 1,169,134
5.00% , 12/01/29 ................... 951 647,996
NESCO Holdings II, Inc., 5.50%, 04/15/29 .... 876 856,441
4,708,981
Health Care Equipment & Supplies — 3.2%
(a)
Avantor Funding, Inc., 3.88%, 11/01/29
(b)
.... 759 720,756
Hologic, Inc., 3.25%, 02/15/29 ........... 900 888,247
Medline Borrower LP
3.88% , 04/01/29
(b)
.................. 4,263 4,141,441
6.25% , 04/01/29 ................... 1,411 1,451,930
5.25% , 10/01/29
(b)
.................. 2,367 2,357,101
9,559,475
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(a) (b)
441 431,693
AdaptHealth LLC, 4.63%, 08/01/29
(a)
....... 468 444,227
AHP Health Partners, Inc., 5.75%, 07/15/29
(a)
.. 285 283,868
Community Health Systems, Inc.
(a)
6.00% , 01/15/29 ................... 610 603,930
6.88% , 04/15/29
(b)
.................. 1,178 1,067,040
HealthEquity, Inc., 4.50%, 10/01/29
(a)
....... 568 553,009
Kedrion SpA, 6.50%, 09/01/29
(a)
.......... 748 733,546
LifePoint Health, Inc., 5.38%, 01/15/29
(a) (b)
.... 473 458,131
Option Care Health, Inc., 4.38%, 10/31/29
(a)
... 475 459,136
Owens & Minor, Inc., 4.50%, 03/31/29
(a) (b)
.... 453 346,329
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(a) (b)
..................... 1,425 1,499,499
Tenet Healthcare Corp., 4.25%, 06/01/29 .... 1,336 1,304,601
US Acute Care Solutions LLC, 9.75%,
05/15/29
(a) (b)
..................... 948 964,095
9,149,104
Health Care REITs — 0.2%
MPT Operating Partnership LP, 4.63%, 08/01/29 853 698,075
Hotel & Resort REITs — 1.2%
Park Intermediate Holdings LLC, 4.88%,
05/15/29
(a)
...................... 714 693,744
Pebblebrook Hotel LP, 6.38%, 10/15/29
(a)
.... 383 386,861
RHP Hotel Properties LP, 4.50%, 02/15/29
(a)
.. 568 558,669
RLJ Lodging Trust LP, 4.00%, 09/15/29
(a) (b)
... 476 447,793
Service Properties Trust
8.38% , 06/15/29 ................... 664 660,687
4.95% , 10/01/29
(b)
.................. 410 354,237
XHR LP, 4.88%, 06/01/29
(a) (b)
............ 471 460,399
3,562,390
Hotels, Restaurants & Leisure — 8.3%
1011778 BC ULC
(a)
3.50% , 02/15/29 ................... 708 681,829
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.13% , 06/15/29 ................... USD 1,136 $ 1,167,213
5.63% , 09/15/29 ................... 486 494,175
Bloomin' Brands, Inc., 5.13%, 04/15/29
(a) (b)
... 285 252,085
Boyne USA, Inc., 4.75%, 05/15/29
(a)
....... 653 639,573
Brightstar Lottery plc, 5.25%, 01/15/29
(a)
..... 701 698,523
Caesars Entertainment, Inc., 4.63%, 10/15/29
(a) (b)
1,136 1,069,125
Carnival Corp.
(a)
5.13% , 05/01/29 ................... 385 389,651
6.00% , 05/01/29 ................... 1,752 1,778,280
Fertitta Entertainment LLC, 4.63%, 01/15/29
(a)
. 943 901,987
Genting New York LLC, 7.25%, 10/01/29
(a)
... 590 610,891
Great Canadian Gaming Corp., 8.75%,
11/15/29
(a)
...................... 508 496,627
Hilton Domestic Operating Co., Inc.
(a)
5.88% , 04/01/29 ................... 521 532,034
3.75% , 05/01/29 ................... 756 730,807
Hilton Grand Vacations Borrower LLC, 5.00%,
06/01/29
(a)
...................... 803 770,148
Jacobs Entertainment, Inc., 6.75%, 02/15/29
(a)
. 474 459,320
Light & Wonder International, Inc., 7.25%,
11/15/29
(a)
...................... 471 482,808
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(a) (b)
495 389,858
Marriott Ownership Resorts, Inc., 4.50%,
06/15/29
(a)
...................... 474 456,372
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(a) (b)
1,085 1,065,165
MGM Resorts International, 6.13%, 09/15/29
(b)
. 809 823,615
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(a)
...................... 709 688,382
NCL Corp. Ltd., 7.75%, 02/15/29
(a)
........ 565 603,728
Papa John's International, Inc., 3.88%,
09/15/29
(a) (b)
..................... 379 369,698
Penn Entertainment, Inc., 4.13%, 07/01/29
(a) (b)
. 379 353,083
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(a)
...................... 451 471,726
Resorts World Las Vegas LLC, 4.63%, 04/16/29
(e)
945 852,813
Sabre GLBL, Inc., 10.75%, 11/15/29
(a)
...... 782 742,891
SeaWorld Parks & Entertainment, Inc., 5.25%,
08/15/29
(a) (b)
..................... 684 671,327
Six Flags Entertainment Corp., 5.25%, 07/15/29
(b)
475 456,752
Studio City Finance Ltd., 5.00%, 01/15/29
(a)
... 1,040 994,972
TKC Holdings, Inc., 10.50%, 05/15/29
(a)
..... 639 656,942
Travel + Leisure Co., 4.50%, 12/01/29
(a) (b)
.... 619 600,480
Viking Cruises Ltd., 7.00%, 02/15/29
(a) (b)
..... 469 471,893
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(a)
...................... 334 334,021
Wynn Macau Ltd., 5.13%, 12/15/29
(a) (b)
...... 944 929,409
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(a)
. 708 708,237
24,796,440
Household Durables — 2.0%
Ashton Woods USA LLC, 4.63%, 08/01/29
(a)
.. 337 319,633
Beazer Homes USA, Inc., 7.25%, 10/15/29
(b)
.. 326 330,346
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(a) (b)
..................... 331 317,159
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(a) (b)
737 517,973
Century Communities, Inc., 3.88%, 08/15/29
(a)
. 478 448,505
Empire Communities Corp., 9.75%, 05/01/29
(a)
. 450 461,391
KB Home, 4.80%, 11/15/29 ............. 284 281,658
LGI Homes, Inc., 4.00%, 07/15/29
(a) (b)
....... 287 258,051
New Home Co., Inc. (The), 9.25%, 10/01/29
(a)
. 284 298,185
Newell Brands, Inc., 6.63%, 09/15/29 ....... 473 462,357
Shea Homes LP, 4.75%, 04/01/29 ......... 284 278,104
Somnigroup International, Inc., 4.00%,
04/15/29
(a) (b)
..................... 749 721,167
STL Holding Co. LLC, 8.75%, 02/15/29
(a)
.... 274 287,184

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
TopBuild Corp., 3.63%, 03/15/29
(a)
........ USD 379 $ 365,505
Whirlpool Corp., 4.75%, 02/26/29
(b)
........ 662 651,373
5,998,591
Household Products — 0.2%
Energizer Holdings, Inc., 4.38%, 03/31/29
(a) (b)
.. 750 720,099
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 4.63%, 02/01/29
(a) (b)
........ 618 613,934
TransAlta Corp., 7.75%, 11/15/29 ......... 382 397,445
1,011,379
Insurance — 2.1%
(a)
Acrisure LLC
8.25% , 02/01/29 ................... 878 915,060
4.25% , 02/15/29 ................... 665 638,652
8.50% , 06/15/29 ................... 475 498,623
6.00% , 08/01/29 ................... 474 469,247
Alliant Holdings Intermediate LLC, 5.88%,
11/01/29 ....................... 429 428,031
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 704 717,501
4.88% , 06/30/29 ................... 746 720,376
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 708 729,420
Broadstreet Partners Group LLC, 5.88%,
04/15/29 ....................... 678 675,169
HUB International Ltd., 5.63%, 12/01/29
(b)
.... 523 521,531
6,313,610
IT Services — 1.0%
Conduent Business Services LLC, 6.00%,
11/01/29
(a)
...................... 495 462,104
Go Daddy Operating Co. LLC, 3.50%, 03/01/29
(a)
761 725,347
ION Platform Finance US, Inc.
(a)
8.75% , 05/01/29 ................... 470 477,038
9.50% , 05/30/29 ................... 550 561,766
9.00% , 08/01/29 ................... 370 374,679
Newfold Digital Holdings Group, Inc., 6.00%,
02/15/29
(a)
...................... 157 92,533
Twilio, Inc., 3.63%, 03/15/29 ............ 464 445,997
3,139,464
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc.,
3.75%, 03/15/29
(a)
................. 476 456,459
Machinery — 1.2%
Esab Corp., 6.25%, 04/15/29
(a)
........... 661 676,586
Hillenbrand, Inc., 6.25%, 02/15/29
(b)
........ 475 487,796
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(a)
...................... 947 978,508
Mueller Water Products, Inc., 4.00%, 06/15/29
(a)
418 403,313
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(a)
...................... 476 465,716
Terex Corp., 5.00%, 05/15/29
(a)
.......... 555 544,755
3,556,674
Media — 7.7%
AMC Networks, Inc.
10.25% , 01/15/29
(a)
................. 829 870,616
4.25% , 02/15/29
(b)
.................. 269 231,147
Clear Channel Outdoor Holdings, Inc., 7.50%,
06/01/29
(a) (b)
..................... 990 971,438
CMG Media Corp., 8.88%, 06/18/29
(a) (b)
..... 540 474,884
CSC Holdings LLC
(a)
11.75% , 01/31/29 .................. 2,045 1,612,295
6.50% , 02/01/29 ................... 1,652 1,135,939
Discovery Communications LLC, 4.13%,
05/15/29 ....................... 630 610,124
Security
Par (000)
Par (000) Value
Media (continued)
DISH DBS Corp., 5.13%, 06/01/29 ........ USD 1,424 $ 1,229,755
EchoStar Corp., 10.75%, 11/30/29 ........ 5,057 5,568,316
Gray Media, Inc., 10.50%, 07/15/29
(a) (b)
...... 1,180 1,270,890
iHeartCommunications, Inc., 9.13%, 05/01/29
(a)
685 631,616
Lamar Media Corp., 4.88%, 01/15/29 ....... 384 380,655
McGraw-Hill Education, Inc., 8.00%, 08/01/29
(a)
602 607,025
Neptune Bidco US, Inc., 9.29%, 04/15/29
(a) (b)
.. 2,474 2,442,959
Outfront Media Capital LLC, 4.25%, 01/15/29
(a)
. 466 449,861
Scripps Escrow II, Inc., 3.88%, 01/15/29
(a) (b)
... 500 451,928
Sirius XM Radio LLC, 5.50%, 07/01/29
(a)
..... 1,183 1,184,227
Stagwell Global LLC, 5.63%, 08/15/29
(a) (b)
.... 1,046 996,577
TEGNA, Inc., 5.00%, 09/15/29 ........... 1,046 1,037,118
Univision Communications, Inc., 4.50%,
05/01/29
(a)
...................... 1,000 940,134
23,097,504
Metals & Mining — 1.8%
Alcoa Nederland Holding BV, 4.13%, 03/31/29
(a)
470 457,354
Algoma Steel, Inc., 9.13%, 04/15/29
(a) (b)
..... 333 272,880
Big River Steel LLC, 6.63%, 01/31/29
(a)
..... 682 683,037
Cleveland-Cliffs, Inc.
(a)
4.63% , 03/01/29
(b)
.................. 360 352,284
6.88% , 11/01/29 ................... 853 876,481
Coeur Mining, Inc., 5.13%, 02/15/29
(a) (b)
..... 280 277,114
Constellium SE, 3.75%, 04/15/29
(a)
........ 465 444,005
Hudbay Minerals, Inc., 6.13%, 04/01/29
(e)
.... 503 508,527
Perenti Finance Pty. Ltd., 7.50%, 04/26/29
(a)
.. 330 344,127
SunCoke Energy, Inc., 4.88%, 06/30/29
(a)
.... 476 444,554
TMS International Corp., 6.25%, 04/15/29
(a)
... 327 322,235
United States Steel Corp., 6.88%, 03/01/29 ... 448 451,018
5,433,616
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
(a)
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29
(b)
................. 473 455,154
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29 425 447,595
Rithm Capital Corp., 8.00%, 04/01/29 ...... 734 749,318
Starwood Property Trust, Inc., 7.25%, 04/01/29 . 565 595,022
2,247,089
Office REITs — 0.5%
Brandywine Operating Partnership LP
(b)
8.88% , 04/12/29 ................... 521 566,322
4.55% , 10/01/29 ................... 332 318,937
Hudson Pacific Properties LP, 4.65%, 04/01/29
(b)
473 435,812
Office Properties Income Trust, 9.00%,
03/31/29
(a)
...................... 247 252,232
1,573,303
Oil, Gas & Consumable Fuels — 9.7%
Aethon United BR LP, 7.50%, 10/01/29
(a)
..... 946 981,659
Alliance Resource Operating Partners LP, 8.63%,
06/15/29
(a)
...................... 372 393,709
Antero Midstream Partners LP, 5.38%, 06/15/29
(a)
712 711,957
Ascent Resources Utica Holdings LLC, 5.88%,
06/30/29
(a)
...................... 376 374,867
Blue Racer Midstream LLC, 7.00%, 07/15/29
(a)
. 473 490,203
Buckeye Partners LP, 6.88%, 07/01/29
(a)
..... 565 586,913
California Resources Corp., 8.25%, 06/15/29
(a)
. 856 890,311
CNX Resources Corp., 6.00%, 01/15/29
(a)
.... 477 479,499
Comstock Resources, Inc.
6.75% , 03/01/29
(a)
.................. 1,545 1,530,383
Coronado Finance Pty. Ltd., 9.25%, 10/01/29
(a) (b)
379 350,091
CVR Energy, Inc., 8.50%, 01/15/29
(a)
....... 565 579,431
Delek Logistics Partners LP, 8.63%, 03/15/29
(a)
. 994 1,036,598
Genesis Energy LP, 8.25%, 01/15/29 ....... 565 590,216
Global Partners LP, 6.88%, 01/15/29 ....... 331 334,801

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(a)
...................... USD 620 $ 633,507
Hess Midstream Operations LP, 6.50%,
06/01/29
(a)
...................... 563 583,309
Hilcorp Energy I LP, 5.75%, 02/01/29
(a)
...... 568 556,710
Ithaca Energy North Sea plc, 8.13%, 10/15/29
(a)
700 735,411
ITT Holdings LLC, 6.50%, 08/01/29
(a) (b)
...... 1,155 1,119,932
Kraken Oil & Gas Partners LLC, 7.63%,
08/15/29
(a) (b)
..................... 474 463,793
MEG Energy Corp., 5.88%, 02/01/29
(a)
...... 565 565,327
NGL Energy Operating LLC, 8.13%, 02/15/29
(a)
855 874,202
Parkland Corp., 4.50%, 10/01/29
(a)
........ 669 647,004
Permian Resources Operating LLC, 5.88%,
07/01/29
(a)
...................... 657 657,062
Prairie Acquiror LP, 9.00%, 08/01/29
(a)
...... 382 393,264
Puma International Financing SA, 7.75%,
04/25/29
(a)
...................... 415 429,091
Range Resources Corp., 8.25%, 01/15/29 .... 565 576,559
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(a)
...................... 521 515,715
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(a) (b)
... 537 541,817
SM Energy Co., 6.75%, 08/01/29
(a)
........ 710 708,417
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(a)
...................... 767 780,436
Sunoco LP
7.00% , 05/01/29
(a)
.................. 710 737,676
4.50% , 05/15/29 ................... 748 733,180
Tallgrass Energy Partners LP, 7.38%, 02/15/29
(a)
758 781,259
Talos Production, Inc., 9.00%, 02/01/29
(a)
.... 592 609,002
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(a)
...................... 665 644,726
Trident Energy Finance plc, 12.50%, 11/30/29
(a)
175 179,257
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(a)
...................... 1,175 1,112,952
Venture Global LNG, Inc., 9.50%, 02/01/29
(a)
.. 2,837 3,054,574
Vital Energy, Inc., 7.75%, 07/31/29
(a) (b)
...... 285 280,232
W&T Offshore, Inc., 10.75%, 02/01/29
(a)
..... 332 312,770
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(a) (b)
..................... 568 567,547
29,125,369
Paper & Forest Products — 0.3%
Magnera Corp., 4.75%, 11/15/29
(a)
........ 473 394,556
Mercer International, Inc., 5.13%, 02/01/29
(b)
.. 826 534,088
928,644
Passenger Airlines — 1.5%
(a)
American Airlines, Inc.
5.75% , 04/20/29 ................... 2,837 2,857,458
8.50% , 05/15/29 ................... 947 987,869
OneSky Flight LLC, 8.88%, 12/15/29 ....... 520 551,036
4,396,363
Personal Care Products — 0.2%
Edgewell Personal Care Co., 4.13%, 04/01/29
(a)
478 454,270
Pharmaceuticals — 0.9%
(a)
HLF Financing SARL LLC
12.25% , 04/15/29 .................. 762 827,544
4.88% , 06/01/29
(b)
.................. 573 505,250
Jazz Securities DAC, 4.38%, 01/15/29
(b)
..... 1,425 1,395,802
2,728,596
Professional Services — 0.3%
(a)
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.... 342 324,339
TriNet Group, Inc., 3.50%, 03/01/29 ........ 469 440,279
764,618
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.9%
Anywhere Real Estate Group LLC, 5.75%,
01/15/29
(a)
...................... USD 529 $ 506,239
Howard Hughes Corp. (The), 4.13%, 02/01/29
(a)
609 585,323
Hunt Cos., Inc., 5.25%, 04/15/29
(a)
........ 605 588,667
Kennedy-Wilson, Inc., 4.75%, 03/01/29 ..... 573 541,313
Newmark Group, Inc., 7.50%, 01/12/29
(b)
.... 447 478,855
2,700,397
Semiconductors & Semiconductor Equipment — 0.5%
(a)(b)
ams-OSRAM AG, 12.25%, 03/30/29 ....... 710 765,546
Entegris, Inc., 3.63%, 05/01/29 .......... 379 360,571
Synaptics, Inc., 4.00%, 06/15/29 .......... 382 366,922
1,493,039
Software — 4.7%
Central Parent LLC, 8.00%, 06/15/29
(a)
...... 715 600,041
Central Parent, Inc., 7.25%, 06/15/29
(a)
...... 711 588,488
Clarivate Science Holdings Corp., 4.88%,
07/01/29
(a)
...................... 876 817,775
Cloud Software Group, Inc.
(a)
6.50% , 03/31/29 ................... 3,839 3,868,435
9.00% , 09/30/29 ................... 3,546 3,666,498
Crowdstrike Holdings, Inc., 3.00%, 02/15/29
(b)
. 712 679,265
Dye & Durham Ltd., 8.63%, 04/15/29
(a) (b)
..... 528 499,402
Elastic NV, 4.13%, 07/15/29
(a)
........... 549 529,760
Ellucian Holdings, Inc., 6.50%, 12/01/29
(a)
.... 666 674,685
NCR Voyix Corp., 5.13%, 04/15/29
(a)
....... 382 378,273
Open Text Corp., 3.88%, 12/01/29
(a)
....... 805 761,749
Rocket Software, Inc., 6.50%, 02/15/29
(a)
.... 545 530,682
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(a) (b)
620 584,688
14,179,741
Specialized REITs — 1.1%
Iron Mountain, Inc.
(a)
7.00% , 02/15/29 ................... 951 979,947
4.88% , 09/15/29 ................... 946 933,576
SBA Communications Corp., 3.13%, 02/01/29 . 1,428 1,349,793
3,263,316
Specialty Retail — 4.3%
Arko Corp., 5.13%, 11/15/29
(a) (b)
.......... 427 357,815
Asbury Automotive Group, Inc., 4.63%,
11/15/29
(a) (b)
..................... 749 727,435
Bath & Body Works, Inc., 7.50%, 06/15/29
(b)
... 460 471,143
Dick's Sporting Goods, Inc., 4.00%, 10/01/29
(a)
. 198 193,677
Gap, Inc. (The), 3.63%, 10/01/29
(a)
........ 713 670,454
Global Auto Holdings Ltd.
(a)
8.38% , 01/15/29 ................... 492 467,463
11.50% , 08/15/29 .................. 536 553,747
LBM Acquisition LLC, 6.25%, 01/15/29
(a) (b)
.... 692 631,378
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(a)
...................... 947 922,532
Lithia Motors, Inc., 3.88%, 06/01/29
(a)
....... 759 725,123
Michaels Cos., Inc. (The), 7.88%, 05/01/29
(a)
.. 1,065 938,758
Murphy Oil USA, Inc., 4.75%, 09/15/29 ...... 464 458,029
Park River Holdings, Inc., 8.75%, 12/31/30
(a) (b)
. 522 519,942
Penske Automotive Group, Inc., 3.75%,
06/15/29
(b)
...................... 474 453,702
Sonic Automotive, Inc., 4.63%, 11/15/29
(a)
.... 617 600,435
Specialty Building Products Holdings LLC,
7.75%, 10/15/29
(a)
................. 480 482,584
Staples, Inc., 10.75%, 09/01/29
(a)
......... 2,250 2,195,148
Upbound Group, Inc., 6.38%, 02/15/29
(a) (b)
.... 423 409,532
Victoria's Secret & Co., 4.63%, 07/15/29
(a) (b)
... 568 543,513
Victra Holdings LLC, 8.75%, 09/15/29
(a) (b)
.... 417 442,577
12,764,987

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.3%
Seagate Data Storage Technology Pte. Ltd.
(a)
4.09% , 06/01/29 ................... USD 412 $ 400,756
8.25% , 12/15/29 ................... 468 497,132
897,888
Textiles, Apparel & Luxury Goods — 0.4%
(a)
Crocs, Inc., 4.25%, 03/15/29 ............ 331 317,698
Kontoor Brands, Inc., 4.13%, 11/15/29 ...... 382 363,420
Wolverine World Wide, Inc., 4.00%, 08/15/29
(b)
. 519 475,046
1,156,164
Trading Companies & Distributors — 1.4%
(a)
Alta Equipment Group, Inc., 9.00%, 06/01/29
(b)
. 473 429,521
BlueLinx Holdings, Inc., 6.00%, 11/15/29 ..... 286 280,889
Herc Holdings, Inc., 6.63%, 06/15/29
(b)
...... 747 771,646
Imola Merger Corp., 4.75%, 05/15/29 ....... 1,890 1,866,028
WESCO Distribution, Inc., 6.38%, 03/15/29 ... 851 877,940
4,226,024
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 08/01/29
(a) (b)
....... 647 621,220
Wireless Telecommunication Services — 1.0%
(a)
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 1,895 2,007,780
Zegona Finance plc, 8.63%, 07/15/29 ...... 791 841,166
2,848,946
Total Long-Term Investments — 97 .6%
(Cost: $ 290,198,233 ) .............................. 293,056,620
Shares
Shares
Short-Term Securities
Money Market Funds — 14.9%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(h)
................... 41,881,185 41,902,125
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 2,981,997 2,981,997
Total Short-Term Securities — 14 .9%
(Cost: $ 44,879,635 ) ............................... 44,884,122
Total Investments — 112 .5%
(Cost: $ 335,077,868 ) .............................. 337,940,742
Liabilities in Excess of Other Assets — (12.5) % ............ (37,679,649)
Net Assets — 100.0% ...............................
$ 300,261,093
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/
or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
14
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 11,500,288 $ 30,403,208
(a)
$ — $ (2,758) $ 1,387 $ 41,902,125 41,881,185 $ 121,067
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 95,214 2,886,783
(a)
— — — 2,981,997 2,981,997 40,944 —
$ (2,758) $ 1,387 $ 44,884,122 $ 162,011 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 293,056,620 $ — $ 293,056,620
Short-Term Securities
Money Market Funds ...................................... 44,884,122 — — 44,884,122
$ 44,884,122 $ 293,056,620 $ — $ 337,940,742

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.3%
ATI, Inc., 7.25%, 08/15/30 ............. USD 149 $ 156,490
Axon Enterprise, Inc., 6.13%, 03/15/30
(a)
..... 358 369,065
Bombardier, Inc., 8.75%, 11/15/30
(a)
........ 260 280,659
Carpenter Technology Corp., 7.63%, 03/15/30
(b)
100 103,057
Spirit AeroSystems, Inc., 9.75%, 11/15/30
(a)
... 418 459,245
TransDigm, Inc., 6.88%, 12/15/30
(a)
........ 508 527,220
1,895,736
Air Freight & Logistics — 0.4%
Rand Parent LLC, 8.50%, 02/15/30
(a)
....... 299 305,604
Automobile Components — 2.2%
Clarios Global LP, 6.75%, 02/15/30
(a)
....... 350 363,302
Dana, Inc., 4.25%, 09/01/30
(b)
........... 144 142,017
Forvia SE, 8.00%, 06/15/30
(a)
........... 180 190,907
Goodyear Tire & Rubber Co. (The), 6.63%,
07/15/30
(b)
...................... 182 180,791
Icahn Enterprises LP, 9.00%, 06/15/30 ...... 267 256,931
IHO Verwaltungs GmbH, 7.75%, (7.75% Cash or
8.50% PIK), 11/15/30
(a) (c)
............. 180 186,627
ZF North America Capital, Inc.
(a)
7.13% , 04/14/30 ................... 215 209,664
6.75% , 04/23/30 ................... 285 270,339
1,800,578
Automobiles — 2.0%
(a)
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30 ....................... 435 431,159
Nissan Motor Co. Ltd.
7.50% , 07/17/30 ................... 355 370,147
4.81% , 09/17/30 ................... 880 823,921
1,625,227
Broadline Retail — 1.4%
Getty Images, Inc.
(a)
11.25% , 02/21/30
(b)
................. 190 188,597
10.50% , 11/15/30 .................. 220 221,825
Kohl's Corp., 10.00%, 06/01/30
(a)
......... 127 137,936
Macy's Retail Holdings LLC, 5.88%, 03/15/30
(a)
. 1 999
Match Group Holdings II LLC, 4.13%, 08/01/30
(a)
182 171,475
Nordstrom, Inc., 4.38%, 04/01/30
(b)
........ 175 165,934
Wayfair LLC, 7.75%, 09/15/30
(a) (b)
......... 245 258,573
1,145,339
Building Products — 2.9%
(a)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ....................... 175 178,192
Builders FirstSource, Inc., 5.00%, 03/01/30 ... 199 197,040
CP Atlas Buyer, Inc., 9.75%, 07/15/30 ...... 170 177,450
EMRLD Borrower LP, 6.63%, 12/15/30 ...... 968 994,819
MIWD Holdco II LLC, 5.50%, 02/01/30
(b)
..... 182 176,961
Oscar AcquisitionCo LLC, 9.50%, 04/15/30 ... 207 152,246
Standard Industries, Inc., 4.38%, 07/15/30 ... 568 547,985
2,424,693
Capital Markets — 0.5%
(a)
Aretec Group, Inc., 10.00%, 08/15/30 ...... 250 271,872
Hightower Holding LLC, 9.13%, 01/31/30
(b)
... 136 145,740
417,612
Chemicals — 1.9%
Avient Corp., 7.13%, 08/01/30
(a)
.......... 256 263,445
Celanese US Holdings LLC
6.50% , 04/15/30
(b)
.................. 243 240,938
7.05% , 11/15/30
(d)
.................. 353 358,524
Maxam Prill SARL, 7.75%, 07/15/30
(a)
...... 180 183,793
Nufarm Australia Ltd., 5.00%, 01/27/30
(a)
..... 124 110,745
Security
Par (000)
Par (000) Value
Chemicals (continued)
Olin Corp., 5.00%, 02/01/30
(b)
........... USD 180 $ 174,814
SNF Group SACA, 3.38%, 03/15/30
(a)
...... 130 120,246
Tronox, Inc., 9.13%, 09/30/30
(a) (b)
......... 145 132,336
1,584,841
Commercial Services & Supplies — 1.5%
(a)
Allied Universal Holdco LLC, 6.88%, 06/15/30 . 373 382,530
OT Midco, Inc., 10.00%, 02/15/30 ......... 220 129,077
RRD Intermediate Holdings, Inc., 11.00%,
(11.00% Cash or 12.00% PIK), 12/01/30
(c)
.. 139 135,324
Veritiv Operating Co., 10.50%, 11/30/30 ..... 367 382,082
Williams Scotsman, Inc., 6.63%, 04/15/30 .... 180 186,219
1,215,232
Communications Equipment — 0.2%
Ciena Corp., 4.00%, 01/31/30
(a)
.......... 144 138,427
Construction & Engineering — 0.6%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(a)
...................... 505 485,974
Consumer Finance — 4.1%
Atlanticus Holdings Corp., 9.75%, 09/01/30
(a) (b)
. 136 132,163
Azorra Finance Ltd., 7.75%, 04/15/30
(a)
..... 198 208,875
Credit Acceptance Corp., 6.63%, 03/15/30
(a)
.. 175 174,722
Encore Capital Group, Inc., 8.50%, 05/15/30
(a)
. 179 188,487
FirstCash, Inc., 5.63%, 01/01/30
(a)
......... 187 187,266
GGAM Finance Ltd., 5.88%, 03/15/30
(a)
..... 136 138,159
goeasy Ltd.
(a)
6.88% , 05/15/30 ................... 141 138,655
7.38% , 10/01/30 ................... 141 140,679
LFS Topco LLC, 8.75%, 07/15/30
(a) (b)
....... 136 133,191
Navient Corp., 9.38%, 07/25/30 .......... 175 192,353
OneMain Finance Corp.
7.88% , 03/15/30 ................... 251 264,407
6.13% , 05/15/30 ................... 265 268,077
4.00% , 09/15/30 ................... 288 267,794
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(a)
209 220,247
PRA Group, Inc., 8.88%, 01/31/30
(a)
........ 197 200,152
Rfna LP, 7.88%, 02/15/30
(a)
............. 179 178,134
SLM Corp., 6.50%, 01/31/30 ............ 175 181,496
TrueNoord Capital DAC, 8.75%, 03/01/30
(a)
... 136 143,312
3,358,169
Consumer Staples Distribution & Retail — 0.6%
(a)
Albertsons Cos., Inc., 4.88%, 02/15/30 ...... 358 353,518
US Foods, Inc., 4.63%, 06/01/30 ......... 180 176,641
530,159
Containers & Packaging — 2.6%
Ball Corp., 2.88%, 08/15/30 ............ 462 422,475
Cascades, Inc., 6.75%, 07/15/30
(a)
........ 141 144,189
Clydesdale Acquisition Holdings, Inc.
(a)
6.88% , 01/15/30 ................... 181 183,033
8.75% , 04/15/30
(b)
.................. 394 395,020
Crown Americas LLC, 5.25%, 04/01/30
(b)
.... 179 181,727
Graphic Packaging International LLC, 3.75%,
02/01/30
(a) (b)
..................... 144 135,183
OI European Group BV, 4.75%, 02/15/30
(a)
... 143 134,906
Toucan FinCo. Ltd., 9.50%, 05/15/30
(a)
...... 345 323,510
Trivium Packaging Finance BV, 8.25%,
07/15/30
(a)
...................... 215 222,611
2,142,654
Distributors — 0.3%
Windsor Holdings III LLC, 8.50%, 06/15/30
(a)
.. 277 292,359
Diversified Consumer Services — 0.3%
Service Corp. International, 3.38%, 08/15/30
(b)
. 303 281,591

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs — 0.3%
Uniti Group LP, 6.00%, 01/15/30
(a)
......... USD 254 $ 227,729
Diversified Telecommunication Services — 6.0%
(a)
Altice France SA, 6.88%, 10/15/30 ........ 195 190,474
CCO Holdings LLC
4.75% , 03/01/30 ................... 1,073 1,018,525
4.50% , 08/15/30 ................... 959 897,202
Frontier Communications Holdings LLC
(b)
6.00% , 01/15/30 ................... 350 354,839
8.75% , 05/15/30 ................... 413 431,670
Level 3 Financing, Inc.
(b)
4.50% , 04/01/30 ................... 242 224,659
3.88% , 10/15/30 ................... 156 140,324
Lumen Technologies, Inc., 4.13%, 04/15/30
(b)
.. 113 111,550
Virgin Media Finance plc, 5.00%, 07/15/30 ... 332 296,231
Virgin Media Secured Finance plc, 4.50%,
08/15/30 ....................... 328 304,900
WULF Compute LLC, 7.75%, 10/15/30 ...... 940 975,366
4,945,740
Electric Utilities — 0.7%
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(a)
...................... 185 190,550
PG&E Corp., 5.25%, 07/01/30
(b)
.......... 340 336,551
VoltaGrid LLC, 7.38%, 11/01/30
(a)
......... 40 40,678
567,779
Electrical Equipment — 0.2%
Sensata Technologies BV, 5.88%, 09/01/30
(a)
.. 180 182,072
Electronic Equipment, Instruments & Components — 0.2%
Sensata Technologies, Inc., 4.38%, 02/15/30
(a)
. 161 155,953
Energy Equipment & Services — 3.8%
(a)
Diamond Foreign Asset Co., 8.50%, 10/01/30 .. 192 203,581
FORESEA Holding SA, 7.50%, 06/15/30 ..... 109 106,629
Nabors Industries, Inc., 9.13%, 01/31/30 ..... 229 240,630
Noble Finance II LLC, 8.00%, 04/15/30 ..... 498 516,420
Seadrill Finance Ltd., 8.38%, 08/01/30 ...... 207 211,723
SESI LLC, 7.88%, 09/30/30 ............ 205 201,157
TGS ASA, 8.50%, 01/15/30 ............. 200 206,763
Tidewater, Inc., 9.13%, 07/15/30 .......... 235 250,791
Transocean International Ltd., 8.75%, 02/15/30 307 321,692
Valaris Ltd., 8.38%, 04/30/30 ............ 391 407,745
Viridien, 10.00%, 10/15/30 ............. 155 162,346
WBI Operating LLC, 6.25%, 10/15/30 ...... 280 279,211
3,108,688
Entertainment — 0.4%
ROBLOX Corp., 3.88%, 05/01/30
(a)
........ 355 339,757
Financial Services — 3.5%
(a)
Block, Inc., 5.63%, 08/15/30 ............ 424 430,372
Burford Capital Global Finance LLC, 6.88%,
04/15/30 ....................... 130 129,324
CrossCountry Intermediate HoldCo LLC, 6.50%,
10/01/30 ....................... 380 383,706
Freedom Mortgage Corp., 12.25%, 10/01/30 .. 182 202,792
Jefferson Capital Holdings LLC, 8.25%, 05/15/30 175 181,387
Midcap Financial Issuer Trust, 5.63%, 01/15/30 142 134,233
Mobius Merger Sub, Inc., 9.00%, 06/01/30 ... 179 147,956
PennyMac Financial Services, Inc., 7.13%,
11/15/30 ....................... 234 244,661
Rocket Cos., Inc., 6.13%, 08/01/30 ........ 694 716,310
UWM Holdings LLC, 6.63%, 02/01/30 ...... 284 289,561
2,860,302
Security
Par (000)
Par (000) Value
Food Products — 1.4%
(a)
Darling Ingredients, Inc., 6.00%, 06/15/30 .... USD 350 $ 353,938
Lamb Weston Holdings, Inc., 4.13%, 01/31/30 . 344 332,159
Post Holdings, Inc., 4.63%, 04/15/30 ....... 489 474,137
1,160,234
Gas Utilities — 0.3%
AmeriGas Partners LP, 9.50%, 06/01/30
(a)
.... 200 210,555
Ground Transportation — 1.5%
(a)
Albion Financing 1 SARL, 7.00%, 05/21/30 ... 495 512,725
Avis Budget Car Rental LLC, 8.25%, 01/15/30
(b)
248 253,180
Beacon Mobility Corp., 7.25%, 08/01/30 ..... 198 206,182
Star Leasing Co. LLC, 7.63%, 02/15/30 ..... 243 229,922
1,202,009
Health Care Equipment & Supplies — 0.3%
(a)(b)
Embecta Corp., 5.00%, 02/15/30 ......... 170 161,237
Neogen Food Safety Corp., 8.63%, 07/20/30 .. 124 130,839
292,076
Health Care Providers & Services — 6.5%
AdaptHealth LLC, 5.13%, 03/01/30
(a) (b)
...... 209 200,095
Community Health Systems, Inc.
(a)
6.13% , 04/01/30 ................... 435 365,327
5.25% , 05/15/30 ................... 545 510,834
DaVita, Inc., 4.63%, 06/01/30
(a) (b)
......... 959 925,397
Encompass Health Corp., 4.75%, 02/01/30 ... 288 284,650
LifePoint Health, Inc.
(a)
9.88% , 08/15/30 ................... 277 299,174
11.00% , 10/15/30 .................. 384 423,324
Molina Healthcare, Inc., 3.88%, 11/15/30
(a)
... 233 215,209
Owens & Minor, Inc., 6.63%, 04/01/30
(a)
..... 193 146,901
Pediatrix Medical Group, Inc., 5.38%, 02/15/30
(a)
136 135,177
Radiology Partners, Inc., 9.78%, (9.78% Cash or
9.78% PIK), 02/15/30
(a) (c)
............. 273 260,532
Star Parent, Inc., 9.00%, 10/01/30
(a) (b)
....... 350 373,732
Tenet Healthcare Corp.
4.38% , 01/15/30 ................... 515 502,648
6.13% , 06/15/30 ................... 708 720,973
5,363,973
Health Care REITs — 0.2%
Diversified Healthcare Trust, 7.25%, 10/15/30
(a)
127 128,270
Health Care Technology — 0.2%
IQVIA, Inc., 6.50%, 05/15/30
(a)
........... 179 185,716
Hotel & Resort REITs — 0.6%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(a)
...................... 199 203,920
Service Properties Trust, 4.38%, 02/15/30
(b)
... 141 118,594
XHR LP, 6.63%, 05/15/30
(a) (b)
............ 144 147,082
469,596
Hotels, Restaurants & Leisure — 7.0%
1011778 BC ULC, 4.00%, 10/15/30
(a)
....... 1,004 949,354
Brinker International, Inc., 8.25%, 07/15/30
(a)
.. 119 126,124
Caesars Entertainment, Inc., 7.00%, 02/15/30
(a)
708 728,822
Carnival Corp., 5.75%, 03/15/30
(a)
......... 354 364,663
Churchill Downs, Inc., 5.75%, 04/01/30
(a)
.... 428 428,750
Fertitta Entertainment LLC, 6.75%, 01/15/30
(a)
. 435 403,245
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ....................... 345 344,275
Lindblad Expeditions LLC, 7.00%, 09/15/30
(a)
.. 240 244,527
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(a)
...................... 270 280,147
NCL Corp. Ltd., 6.25%, 03/01/30
(a)
........ 117 118,862
Ontario Gaming GTA LP, 8.00%, 08/01/30
(a)
... 147 145,014
Resorts World Las Vegas LLC, 8.45%, 07/27/30
(a)
140 141,881

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(a)
USD 190 $ 191,469
Sabre GLBL, Inc., 11.13%, 07/15/30
(a) (b)
..... 465 439,552
Scientific Games Holdings LP, 6.63%, 03/01/30
(a)
277 252,845
Travel + Leisure Co., 4.63%, 03/01/30
(a)
..... 129 125,133
Vail Resorts, Inc., 5.63%, 07/15/30
(a)
....... 184 186,198
Yum! Brands, Inc., 4.75%, 01/15/30
(a)
....... 286 285,117
5,755,978
Household Durables — 1.9%
Ashton Woods USA LLC, 4.63%, 04/01/30
(a)
.. 144 135,595
Brookfield Residential Properties, Inc., 4.88%,
02/15/30
(a)
...................... 170 157,628
Dream Finders Homes, Inc., 6.88%, 09/15/30
(a)
. 102 101,617
KB Home, 7.25%, 07/15/30 ............. 124 127,737
M/I Homes, Inc., 3.95%, 02/15/30
(b)
........ 102 97,076
Mattamy Group Corp., 4.63%, 03/01/30
(a)
.... 216 209,648
New Home Co., Inc. (The), 8.50%, 11/01/30
(a)
. 102 105,904
Newell Brands, Inc., 6.38%, 05/15/30
(b)
...... 268 254,600
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(a)
...................... 181 180,587
Whirlpool Corp., 6.13%, 06/15/30 ......... 209 207,117
1,577,509
Household Products — 0.2%
Central Garden & Pet Co., 4.13%, 10/15/30
(b)
.. 183 173,026
Independent Power and Renewable Electricity Producers — 0.5%
Talen Energy Supply LLC, 8.63%, 06/01/30
(a)
.. 418 443,598
Insurance — 2.7%
(a)
Acrisure LLC, 7.50%, 11/06/30 ........... 384 397,555
Constellation Insurance, Inc., 6.80%, 01/24/30
(d)
120 121,211
HUB International Ltd., 7.25%, 06/15/30 ..... 1,143 1,193,848
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30 .................. 251 263,975
Nassau Cos. of New York (The), 7.88%, 07/15/30 149 152,052
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
..... 141 137,528
2,266,169
Interactive Media & Services — 0.4%
(a)
Ziff Davis, Inc., 4.63%, 10/15/30
(b)
......... 161 151,492
ZipRecruiter, Inc., 5.00%, 01/15/30 ........ 192 150,129
301,621
IT Services — 0.9%
CoreWeave, Inc., 9.25%, 06/01/30
(a)
....... 703 708,837
Life Sciences Tools & Services — 0.2%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(a)
.... 198 190,087
Machinery — 1.4%
(a)
Amsted Industries, Inc., 4.63%, 05/15/30 .... 144 140,993
Chart Industries, Inc., 7.50%, 01/01/30 ...... 490 510,861
New Flyer Holdings, Inc., 9.25%, 07/01/30 ... 209 222,458
Park-Ohio Industries, Inc., 8.50%, 08/01/30 ... 119 121,369
SPX FLOW, Inc., 8.75%, 04/01/30
(b)
....... 170 173,867
1,169,548
Media — 6.4%
Cable One, Inc., 4.00%, 11/15/30
(a) (b)
....... 235 185,688
Clear Channel Outdoor Holdings, Inc., 7.88%,
04/01/30
(a)
...................... 308 322,988
CSC Holdings LLC, 4.13%, 12/01/30
(a)
...... 385 237,162
DirecTV Financing LLC
8.88% , 02/01/30
(a)
.................. 850 845,568
Discovery Communications LLC, 3.63%,
05/15/30 ....................... 325 301,422
EchoStar Corp., 6.75%, (6.75% Cash or 6.75%
PIK), 11/30/30
(c)
.................. 824 826,334
EW Scripps Co. (The), 9.88%, 08/15/30
(a)
.... 265 251,420
Security
Par (000)
Par (000) Value
Media (continued)
Gray Media, Inc., 4.75%, 10/15/30
(a)
....... USD 280 $ 198,969
iHeartCommunications, Inc.
(a)
10.88% , 05/01/30 .................. 180 129,680
7.75% , 08/15/30 ................... 235 197,303
Lamar Media Corp., 4.00%, 02/15/30 ....... 197 189,124
Outfront Media Capital LLC, 4.63%, 03/15/30
(a) (b)
175 168,719
Sinclair Television Group, Inc., 5.50%, 03/01/30
(a)
172 146,067
Sirius XM Radio LLC, 4.13%, 07/01/30
(a)
..... 520 489,640
Univision Communications, Inc., 7.38%,
06/30/30
(a)
...................... 323 324,468
Ziggo Bond Co. BV, 5.13%, 02/28/30
(a)
...... 180 158,923
Ziggo BV, 4.88%, 01/15/30
(a)
............ 345 325,485
5,298,960
Metals & Mining — 3.1%
Alumina Pty. Ltd., 6.13%, 03/15/30
(a)
....... 175 179,408
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(a) (b)
.. 243 258,225
Cleveland-Cliffs, Inc., 6.75%, 04/15/30
(a)
..... 268 273,991
Commercial Metals Co., 4.13%, 01/15/30
(b)
... 107 102,910
Compass Minerals International, Inc., 8.00%,
07/01/30
(a)
...................... 229 238,350
Fortescue Treasury Pty. Ltd., 5.88%, 04/15/30
(a)
153 157,972
JW Aluminum Continuous Cast Co., 10.25%,
04/01/30
(a)
...................... 115 118,113
Mineral Resources Ltd., 8.50%, 05/01/30
(a)
... 217 225,812
Novelis Corp.
(a)
4.75% , 01/30/30 ................... 568 548,337
6.88% , 01/30/30
(b)
.................. 263 272,994
Taseko Mines Ltd., 8.25%, 05/01/30
(a)
...... 170 179,813
2,555,925
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
(a)
Arbor Realty SR, Inc., 7.88%, 07/15/30 ..... 179 182,078
EF Holdco, 7.38%, 09/30/30 ............ 135 135,390
Rithm Capital Corp., 8.00%, 07/15/30 ...... 184 186,539
Starwood Property Trust, Inc.
6.00% , 04/15/30 ................... 141 144,032
6.50% , 07/01/30 ................... 175 182,137
6.50% , 10/15/30 ................... 175 182,221
1,012,397
Office REITs — 0.2%
Hudson Pacific Properties LP, 3.25%, 01/15/30
(b)
152 130,057
Oil, Gas & Consumable Fuels — 7.7%
Baytex Energy Corp., 8.50%, 04/30/30
(a) (b)
.... 269 275,436
BKV Upstream Midstream LLC, 7.50%,
10/15/30
(a)
...................... 180 180,180
Buckeye Partners LP, 6.75%, 02/01/30
(a)
..... 170 177,673
Caturus Energy LLC, 8.50%, 02/15/30
(a)
..... 181 184,670
Chord Energy Corp., 6.00%, 10/01/30
(a)
..... 235 235,545
Civitas Resources, Inc., 8.63%, 11/01/30
(a)
... 354 365,930
CNX Midstream Partners LP, 4.75%, 04/15/30
(a)
141 135,044
Comstock Resources, Inc., 5.88%, 01/15/30
(a) (b)
345 328,309
Excelerate Energy LP, 8.00%, 05/15/30
(a)
.... 235 247,542
Genesis Energy LP, 8.88%, 04/15/30 ....... 174 183,688
Hess Midstream Operations LP
(a)
4.25% , 02/15/30 ................... 268 261,201
5.50% , 10/15/30 ................... 141 141,931
Hilcorp Energy I LP, 6.00%, 04/15/30
(a)
...... 184 179,388
Kinetik Holdings LP, 5.88%, 06/15/30
(a)
...... 355 357,678
NuStar Logistics LP, 6.38%, 10/01/30 ....... 209 217,675
Parkland Corp., 4.63%, 05/01/30
(a)
........ 263 254,575
PBF Holding Co. LLC
(a)
9.88% , 03/15/30 ................... 283 299,843
7.88% , 09/15/30
(b)
.................. 181 181,908
Range Resources Corp., 4.75%, 02/15/30
(a)
... 170 166,396

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC, 4.80%,
05/15/30
(a)
...................... USD 128 $ 125,232
Sunoco LP, 4.50%, 04/30/30
(b)
........... 277 268,368
TerraForm Power Operating LLC, 4.75%,
01/15/30
(a)
...................... 250 239,825
TransMontaigne Partners LLC, 8.50%, 06/15/30
(a)
182 190,589
Venture Global Calcasieu Pass LLC, 6.25%,
01/15/30
(a)
...................... 354 360,984
Venture Global LNG, Inc., 7.00%, 01/15/30
(a) (b)
. 525 531,148
Vermilion Energy, Inc., 6.88%, 05/01/30
(a) (b)
... 147 139,863
Vital Energy, Inc., 9.75%, 10/15/30 ........ 106 108,956
6,339,577
Passenger Airlines — 1.0%
(a)
Avianca Midco 2 plc, 9.63%, 02/14/30 ...... 355 351,957
CHC Group LLC, 11.75%, 09/01/30 ........ 195 182,043
VistaJet Malta Finance plc, 6.38%, 02/01/30 .. 340 328,064
862,064
Personal Care Products — 0.7%
BellRing Brands, Inc., 7.00%, 03/15/30
(a)
..... 299 308,380
Perrigo Finance Unlimited Co., 4.90%, 06/15/30
(d)
267 261,353
569,733
Pharmaceuticals — 0.2%
(a)
Bausch Health Cos., Inc., 14.00%, 10/15/30 .. 90 91,262
Harrow, Inc., 8.63%, 09/15/30 ........... 95 100,395
191,657
Professional Services — 0.2%
VT Topco, Inc., 8.50%, 08/15/30
(a) (b)
........ 170 176,807
Real Estate Management & Development — 1.3%
Anywhere Real Estate Group LLC
(a)
5.25% , 04/15/30 ................... 159 145,787
7.00% , 04/15/30 ................... 228 229,648
9.75% , 04/15/30 ................... 172 187,226
Five Point Operating Co. LP, 8.00%, 10/01/30
(a)
165 168,789
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(a)
...................... 141 149,081
Kennedy-Wilson, Inc., 4.75%, 02/01/30 ..... 209 192,933
1,073,464
Semiconductors & Semiconductor Equipment — 0.9%
(a)
Entegris, Inc., 5.95%, 06/15/30 .......... 314 318,501
Kioxia Holdings Corp., 6.25%, 07/24/30 ..... 390 402,828
721,329
Software — 3.1%
(a)
AthenaHealth Group, Inc., 6.50%, 02/15/30 ... 816 799,321
Capstone Borrower, Inc., 8.00%, 06/15/30 .... 290 296,119
Gen Digital, Inc., 7.13%, 09/30/30
(b)
........ 209 215,688
McAfee Corp., 7.38%, 02/15/30
(b)
......... 699 643,087
Open Text Holdings, Inc., 4.13%, 02/15/30 ... 311 297,224
Pagaya US Holdings Co. LLC, 8.88%, 08/01/30 180 162,453
RingCentral, Inc., 8.50%, 08/15/30
(b)
....... 141 150,327
2,564,219
Specialized REITs — 1.1%
(a)
Iron Mountain, Inc., 5.25%, 07/15/30 ....... 452 450,129
Millrose Properties, Inc., 6.38%, 08/01/30 .... 445 451,331
901,460
Specialty Retail — 2.7%
Advance Auto Parts, Inc.
3.90% , 04/15/30 ................... 177 162,699
7.00% , 08/01/30
(a)
.................. 345 349,164
Asbury Automotive Group, Inc., 4.75%, 03/01/30 160 156,278
Bath & Body Works, Inc., 6.63%, 10/01/30
(a) (b)
.. 299 306,816
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Carvana Co., 9.00%, (9.00% Cash or 13.00%
PIK), 06/01/30
(a) (b) (c)
................ USD 579 $ 605,066
Group 1 Automotive, Inc., 6.38%, 01/15/30
(a)
.. 179 182,840
Lithia Motors, Inc., 5.50%, 10/01/30
(a)
....... 215 215,422
Staples, Inc., 12.75%, 01/15/30
(a)
......... 290 223,662
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(a)
...................... 55 55,607
2,257,554
Technology Hardware, Storage & Peripherals — 0.8%
(a)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ...... 336 357,133
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30 .................. 150 154,158
Xerox Corp., 10.25%, 10/15/30
(b)
......... 125 127,807
639,098
Textiles, Apparel & Luxury Goods — 0.5%
Under Armour, Inc., 7.25%, 07/15/30
(a)
...... 141 139,189
VF Corp., 2.95%, 04/23/30
(b)
............ 270 237,030
376,219
Trading Companies & Distributors — 1.8%
Boise Cascade Co., 4.88%, 07/01/30
(a) (b)
..... 149 147,005
FTAI Aviation Investors LLC, 7.88%, 12/01/30
(a)
170 180,585
Herc Holdings, Inc., 7.00%, 06/15/30
(a)
...... 576 603,099
United Rentals North America, Inc.
5.25% , 01/15/30
(b)
.................. 260 261,956
4.00% , 07/15/30 ................... 265 254,437
1,447,082
Total Long-Term Investments — 98 .0%
(Cost: $ 79,285,643 ) ............................... 80,748,619
Shares
Shares
Short-Term Securities
Money Market Funds — 14.6%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(g)
................... 10,627,612 10,632,926
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 1,381,810 1,381,810
Total Short-Term Securities — 14 .6%
(Cost: $ 12,013,660 ) ............................... 12,014,736
Total Investments — 112 .6%
(Cost: $ 91,299,303 ) ............................... 92,763,355
Liabilities in Excess of Other Assets — (12.6) % ............ (10,350,612)
Net Assets — 100.0% ...............................
$ 82,412,743

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
Schedules of Investments
19
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 6,614,622 $ 4,020,020
(a)
$ — $ (1,903) $ 187 $ 10,632,926 10,627,612 $ 36,922
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 202,669 1,179,141
(a)
— — — 1,381,810 1,381,810 15,426 —
$ (1,903) $ 187 $ 12,014,736 $ 52,348 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 80,748,619 $ — $ 80,748,619
Short-Term Securities
Money Market Funds ...................................... 12,014,736 — — 12,014,736
$ 12,014,736 $ 80,748,619 $ — $ 92,763,355

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
2032 Term High Yield and Income ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.6%
(a)
Bombardier, Inc., 7.00%, 06/01/32
(b)
....... USD 45 $ 47,203
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32 .................. 47 47,006
Goat Holdco LLC, 6.75%, 02/01/32 ........ 45 46,152
TransDigm, Inc., 6.63%, 03/01/32 ......... 121 125,107
265,468
Air Freight & Logistics — 0.3%
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(a)
. 30 31,749
Automobile Components — 2.8%
American Axle & Manufacturing, Inc., 6.38%,
10/15/32
(a)
...................... 50 50,188
Clarios Global LP, 6.75%, 09/15/32
(a)
....... 45 46,237
Dana, Inc., 4.50%, 02/15/32 ............ 19 18,597
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(a)
49 51,581
IHO Verwaltungs GmbH, 8.00%, (8.00% Cash or
8.75% PIK), 11/15/32
(a) (c)
............. 25 26,065
Patrick Industries, Inc., 6.38%, 11/01/32
(a)
.... 32 32,590
Phinia, Inc., 6.63%, 10/15/32
(a)
........... 26 26,772
ZF North America Capital, Inc., 6.88%,
04/23/32
(a)
...................... 40 36,462
288,492
Automobiles — 0.5%
Nissan Motor Co. Ltd., 7.75%, 07/17/32
(a)
.... 45 47,536
Broadline Retail — 0.2%
Macy's Retail Holdings LLC, 6.13%, 03/15/32
(a) (b)
26 26,115
Building Products — 5.2%
(a)
Builders FirstSource, Inc.
4.25% , 02/01/32 ................... 70 66,279
6.38% , 06/15/32 ................... 39 40,417
JELD-WEN, Inc., 7.00%, 09/01/32
(b)
....... 20 16,502
Masterbrand, Inc., 7.00%, 07/15/32 ........ 43 44,679
Miter Brands Acquisition Holdco, Inc., 6.75%,
04/01/32 ....................... 40 41,060
Quikrete Holdings, Inc., 6.38%, 03/01/32 .... 226 234,603
Standard Building Solutions, Inc., 6.50%,
08/15/32 ....................... 59 60,684
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 27 25,517
529,741
Capital Markets — 1.7%
(a)
Compass Group Diversified Holdings LLC,
5.00%, 01/15/32 .................. 15 13,516
Jane Street Group, 6.13%, 11/01/32 ....... 94 95,658
Osaic Holdings, Inc., 6.75%, 08/01/32 ...... 30 30,981
Stonex Escrow Issuer LLC, 6.88%, 07/15/32 .. 36 37,187
177,342
Chemicals — 2.7%
Celanese US Holdings LLC, 6.88%, 07/15/32
(d)
. 57 57,260
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(a)
65 63,434
Methanex US Operations, Inc., 6.25%,
03/15/32
(a)
...................... 37 37,566
Qnity Electronics, Inc., 5.75%, 08/15/32
(a)
.... 55 55,945
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32 . 23 21,286
WR Grace Holdings LLC, 6.63%, 08/15/32
(a)
.. 45 43,493
278,984
Commercial Services & Supplies — 2.3%
(a)
ADT Security Corp. (The), 4.88%, 07/15/32 ... 44 42,622
Brink's Co. (The), 6.75%, 06/15/32 ........ 22 22,863
Cimpress plc, 7.38%, 09/15/32 ........... 30 30,490
Garda World Security Corp.
8.25% , 08/01/32 ................... 31 31,555
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
8.38% , 11/15/32 ................... USD 57 $ 57,970
Luna 1.5 SARL, 12.00%, (12.00% Cash or
12.75% PIK), 07/01/32
(c)
............. 25 26,004
Wrangler Holdco Corp., 6.63%, 04/01/32 .... 28 29,210
240,714
Construction & Engineering — 0.8%
(a)
Arcosa, Inc., 6.88%, 08/15/32 ........... 35 36,559
Brundage-Bone Concrete Pumping Holdings,
Inc., 7.50%, 02/01/32 ............... 26 26,247
Global Infrastructure Solutions, Inc., 7.50%,
04/15/32
(b)
...................... 18 18,850
81,656
Consumer Finance — 1.6%
EZCORP, Inc., 7.38%, 04/01/32
(a)
......... 17 17,977
FirstCash, Inc., 6.88%, 03/01/32
(a)
......... 29 30,116
Navient Corp., 7.88%, 06/15/32
(b)
......... 30 31,011
OneMain Finance Corp.
6.75% , 03/15/32 ................... 34 34,502
7.13% , 09/15/32
(b)
.................. 46 47,475
161,081
Consumer Staples Distribution & Retail — 0.9%
(a)
Performance Food Group, Inc., 6.13%, 09/15/32 60 61,614
US Foods, Inc., 7.25%, 01/15/32 ......... 30 31,488
93,102
Containers & Packaging — 1.5%
(a)
Clydesdale Acquisition Holdings, Inc., 6.75%,
04/15/32 ....................... 81 81,269
Graphic Packaging International LLC, 6.38%,
07/15/32 ....................... 29 29,442
Owens-Brockway Glass Container, Inc., 7.38%,
06/01/32 ....................... 19 18,585
Sealed Air Corp., 6.50%, 07/15/32 ........ 23 23,798
153,094
Distributors — 0.3%
Resideo Funding, Inc., 6.50%, 07/15/32
(a)
.... 35 35,807
Diversified Consumer Services — 1.1%
Service Corp. International, 5.75%, 10/15/32 .. 47 47,690
Wand NewCo 3, Inc., 7.63%, 01/30/32
(a)
..... 67 70,200
117,890
Diversified REITs — 0.7%
(a)
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 45 43,539
Uniti Group LP, 8.63%, 06/15/32
(b)
......... 35 32,752
76,291
Diversified Telecommunication Services — 3.2%
Altice France SA
(a)
6.50% , 03/15/32 ................... 13 12,668
6.88% , 07/15/32 ................... 23 22,017
CCO Holdings LLC
4.75% , 02/01/32
(a)
.................. 69 62,463
4.50% , 05/01/32 ................... 166 147,692
Lumen Technologies, Inc., 10.00%, 10/15/32
(a)
. 27 27,298
Maya SAS, 7.00%, 04/15/32
(a)
........... 53 54,256
326,394
Electric Utilities — 2.3%
(a)
Alpha Generation LLC, 6.75%, 10/15/32 ..... 60 61,670
California Buyer Ltd., 6.38%, 02/15/32 ...... 45 45,464
Long Ridge Energy LLC, 8.75%, 02/15/32 .... 34 35,154
NRG Energy, Inc., 3.88%, 02/15/32 ........ 31 28,777

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2032 Term High Yield and Income ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Vistra Operations Co. LLC, 6.88%, 04/15/32 .. USD 60 $ 63,034
234,099
Electrical Equipment — 0.2%
EnerSys, 6.63%, 01/15/32
(a)
............ 20 20,558
Electronic Equipment, Instruments & Components — 0.9%
(a)
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 29 29,662
Sensata Technologies, Inc., 6.63%, 07/15/32 .. 30 31,244
Zebra Technologies Corp., 6.50%, 06/01/32 ... 28 29,037
89,943
Energy Equipment & Services — 0.9%
(a)
Archrock Partners LP, 6.63%, 09/01/32 ...... 40 41,128
Transocean International Ltd., 7.88%, 10/15/32 10 10,300
Vallourec SACA, 7.50%, 04/15/32 ......... 40 42,519
93,947
Entertainment — 1.8%
Cinemark USA, Inc., 7.00%, 08/01/32
(a)
..... 29 30,099
Warnermedia Holdings, Inc.
4.28% , 03/15/32 ................... 165 150,836
180,935
Financial Services — 4.3%
Block, Inc., 6.50%, 05/15/32
(b)
........... 110 114,162
Freedom Mortgage Holdings LLC, 8.38%,
04/01/32
(a)
...................... 38 39,725
ION Platform Finance US, Inc., 7.88%,
09/30/32
(a)
...................... 85 82,923
PennyMac Financial Services, Inc., 6.88%,
05/15/32
(a)
...................... 51 53,235
Rocket Cos., Inc., 7.13%, 02/01/32
(a)
....... 54 56,660
Shift4 Payments LLC, 6.75%, 08/15/32
(a)
.... 90 92,987
439,692
Food Products — 1.6%
(a)
Fiesta Purchaser, Inc., 9.63%, 09/15/32
(b)
.... 27 29,060
Froneri Lux FinCo. SARL, 6.00%, 08/01/32 ... 35 35,291
Lamb Weston Holdings, Inc., 4.38%, 01/31/32 . 41 39,084
Post Holdings, Inc., 6.25%, 02/15/32 ....... 60 61,686
165,121
Ground Transportation — 2.0%
(a)
Avis Budget Car Rental LLC, 8.38%, 06/15/32 . 35 35,889
EquipmentShare.com, Inc., 8.63%, 05/15/32
(b)
. 36 36,361
Genesee & Wyoming, Inc., 6.25%, 04/15/32 .. 43 43,850
Watco Cos. LLC, 7.13%, 08/01/32 ........ 55 56,972
XPO, Inc., 7.13%, 02/01/32 ............. 33 34,741
207,813
Health Care Providers & Services — 5.7%
(a)
Community Health Systems, Inc., 10.88%,
01/15/32
(b)
...................... 127 136,805
Concentra Health Services, Inc., 6.88%, 07/15/32 38 39,665
DaVita, Inc., 6.88%, 09/01/32
(b)
.......... 57 59,059
Global Medical Response, Inc., 7.38%, 10/01/32 50 52,330
LifePoint Health, Inc.
8.38% , 02/15/32 ................... 39 42,123
10.00% , 06/01/32
(b)
................. 46 48,921
Molina Healthcare, Inc., 3.88%, 05/15/32 .... 45 40,610
Paradigm Parent LLC, 8.75%, 04/17/32 ..... 30 28,489
Radiology Partners, Inc., 8.50%, 07/15/32 .... 52 54,148
Select Medical Corp., 6.25%, 12/01/32
(b)
..... 31 31,431
Surgery Center Holdings, Inc., 7.25%, 04/15/32 48 49,469
583,050
Security
Par (000)
Par (000) Value
Health Care REITs — 0.9%
MPT Operating Partnership LP, 8.50%,
02/15/32
(a)
...................... USD 86 $ 90,377
Health Care Technology — 1.1%
IQVIA, Inc., 6.25%, 06/01/32
(a)
........... 110 114,488
Hotel & Resort REITs — 0.9%
RHP Hotel Properties LP, 6.50%, 04/01/32
(a)
.. 58 59,650
Service Properties Trust, 8.88%, 06/15/32
(b)
... 29 28,579
88,229
Hotels, Restaurants & Leisure — 10.9%
BCPE Flavor Debt Merger Sub LLC & BCPE
Flavor Issuer, Inc., 9.50%, 07/01/32
(a)
..... 30 30,265
Caesars Entertainment, Inc.
(a)
6.50% , 02/15/32 ................... 88 88,744
6.00% , 10/15/32
(b)
.................. 63 60,105
Carnival Corp., 5.75%, 08/01/32
(a)
......... 175 179,794
Hilton Domestic Operating Co., Inc.
(a)
3.63% , 02/15/32 ................... 87 80,240
6.13% , 04/01/32 ................... 28 28,825
Hilton Grand Vacations Borrower LLC, 6.63%,
01/15/32
(a)
...................... 52 52,811
Kingpin Intermediate Holdings LLC, 7.25%,
10/15/32
(a)
...................... 30 28,184
Melco Resorts Finance Ltd., 7.63%, 04/17/32
(a)
. 45 47,323
MGM Resorts International, 6.50%, 04/15/32
(b)
. 45 45,699
Motion Finco SARL, 8.38%, 02/15/32
(a)
...... 25 21,167
NCL Corp. Ltd., 6.75%, 02/01/32
(a)
........ 103 105,871
Six Flags Entertainment Corp., 6.63%,
05/01/32
(a) (b)
..................... 51 51,726
Station Casinos LLC, 6.63%, 03/15/32
(a)
..... 29 29,470
Vail Resorts, Inc., 6.50%, 05/15/32
(a)
....... 36 37,358
Voyager Parent LLC, 9.25%, 07/01/32
(a)
..... 106 111,203
Yum! Brands, Inc.
4.63% , 01/31/32 ................... 66 64,399
5.38% , 04/01/32 ................... 59 59,566
1,122,750
Household Durables — 0.9%
LGI Homes, Inc., 7.00%, 11/15/32
(a) (b)
....... 25 23,983
Newell Brands, Inc., 6.63%, 05/15/32 ....... 29 27,326
TopBuild Corp., 4.13%, 02/15/32
(a)
........ 31 29,199
Whirlpool Corp., 4.70%, 05/14/32 ......... 15 13,742
94,250
Independent Power and Renewable Electricity Producers — 1.1%
(a)
Clearway Energy Operating LLC, 3.75%,
01/15/32 ....................... 22 19,915
Lightning Power LLC, 7.25%, 08/15/32 ...... 88 93,271
113,186
Insurance — 4.1%
(a)
Acrisure LLC, 6.75%, 07/01/32 ........... 31 31,812
Alliant Holdings Intermediate LLC, 7.38%,
10/01/32 ....................... 43 44,442
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 90 93,866
Howden UK Refinance plc, 8.13%, 02/15/32 .. 30 30,955
HUB International Ltd., 7.38%, 01/31/32 ..... 109 113,014
Ryan Specialty LLC, 5.88%, 08/01/32 ...... 64 65,082
USI, Inc., 7.50%, 01/15/32 ............. 36 37,301
416,472
IT Services — 0.3%
Cogent Communications Group LLC, 6.50%,
07/01/32
(a) (b)
..................... 35 33,453
Machinery — 0.4%
Terex Corp., 6.25%, 10/15/32
(a)
.......... 45 45,694

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2032 Term High Yield and Income ETF
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Marine Transportation — 0.2%
Danaos Corp., 6.88%, 10/15/32
(a)
......... USD 20 $ 19,663
Media — 3.0%
(a)
AMC Networks, Inc., 10.50%, 07/15/32
(b)
.... 23 24,203
Dotdash Meredith, Inc., 7.63%, 06/15/32 ..... 23 20,677
Gray Media, Inc., 9.63%, 07/15/32
(b)
....... 50 50,247
Midcontinent Communications, 8.00%, 08/15/32 40 40,779
Univision Communications, Inc., 9.38%, 08/01/32 86 90,768
VZ Secured Financing BV, 5.00%, 01/15/32 ... 90 81,843
308,517
Metals & Mining — 2.8%
Alumina Pty. Ltd., 6.38%, 09/15/32
(a)
....... 30 31,038
Century Aluminum Co., 6.88%, 08/01/32
(a)
.... 25 25,662
Champion Iron Canada, Inc., 7.88%, 07/15/32
(a)
30 31,440
Cleveland-Cliffs, Inc., 7.00%, 03/15/32
(a) (b)
.... 82 83,841
Commercial Metals Co., 4.38%, 03/15/32 .... 20 18,913
Constellium SE, 6.38%, 08/15/32
(a)
........ 20 20,562
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32
(a)
49 51,008
New Gold, Inc., 6.88%, 04/01/32
(a)
........ 23 24,012
286,476
Oil, Gas & Consumable Fuels — 9.5%
Antero Midstream Partners LP, 6.63%, 02/01/32
(a)
37 38,298
Ascent Resources Utica Holdings LLC, 6.63%,
10/15/32
(a)
...................... 34 34,669
Baytex Energy Corp., 7.38%, 03/15/32
(a)
..... 33 32,509
Blue Racer Midstream LLC, 7.25%, 07/15/32
(a)
. 28 29,419
CNX Resources Corp., 7.25%, 03/01/32
(a)
.... 36 37,535
Crescent Energy Finance LLC, 7.63%,
04/01/32
(a)
...................... 62 60,073
Genesis Energy LP, 7.88%, 05/15/32 ....... 40 41,206
Global Partners LP, 8.25%, 01/15/32
(a)
...... 27 28,254
Harvest Midstream I LP, 7.50%, 05/15/32
(a)
... 29 30,038
Hilcorp Energy I LP, 6.25%, 04/15/32
(a)
...... 29 27,519
Howard Midstream Energy Partners LLC, 7.38%,
07/15/32
(a)
...................... 35 36,699
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(a)
...................... 23 23,384
Matador Resources Co., 6.50%, 04/15/32
(a)
... 54 54,480
Murphy Oil Corp., 6.00%, 10/01/32 ........ 37 36,494
NGL Energy Operating LLC, 8.38%, 02/15/32
(a)
73 74,623
Northriver Midstream Finance LP, 6.75%,
07/15/32
(a)
...................... 36 36,667
Parkland Corp., 6.63%, 08/15/32
(a)
........ 29 29,516
Permian Resources Operating LLC, 7.00%,
01/15/32
(a)
...................... 59 61,218
SM Energy Co., 7.00%, 08/01/32
(a)
........ 44 43,031
Sunoco LP, 7.25%, 05/01/32
(a)
........... 44 46,379
Venture Global LNG, Inc., 9.88%, 02/01/32
(a)
.. 114 121,730
Vital Energy, Inc., 7.88%, 04/15/32
(a) (b)
...... 57 53,953
977,694
Personal Care Products — 1.1%
Opal Bidco SAS, 6.50%, 03/31/32
(a)
........ 65 66,960
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 44 44,461
111,421
Pharmaceuticals — 2.9%
(a)
1261229 BC Ltd., 10.00%, 04/15/32 ....... 250 261,577
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32 35 36,680
298,257
Professional Services — 0.6%
Amentum Holdings, Inc., 7.25%, 08/01/32
(a)
... 57 59,311
Security
Par (000)
Par (000) Value
Software — 1.5%
(a)
Cloud Software Group, Inc., 8.25%, 06/30/32 .. USD 103 $ 108,272
SS&C Technologies, Inc., 6.50%, 06/01/32 ... 44 45,592
153,864
Specialized REITs — 0.7%
(a)
Iron Mountain, Inc., 5.63%, 07/15/32 ....... 37 37,016
Millrose Properties, Inc., 6.25%, 09/15/32 .... 40 40,191
77,207
Specialty Retail — 2.5%
Advance Auto Parts, Inc., 3.50%, 03/15/32
(b)
.. 20 17,228
Asbury Automotive Group, Inc., 5.00%,
02/15/32
(a)
...................... 36 34,640
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(a)
. 40 42,690
Global Auto Holdings Ltd., 8.75%, 01/15/32
(a)
.. 30 28,403
PetSmart LLC, 7.50%, 09/15/32
(a)
......... 95 94,974
Sally Holdings LLC, 6.75%, 03/01/32
(b)
...... 35 36,465
254,400
Technology Hardware, Storage & Peripherals — 0.5%
Seagate Data Storage Technology Pte. Ltd.,
9.63%, 12/01/32
(a)
................. 42 47,876
Tobacco — 0.2%
Turning Point Brands, Inc., 7.63%, 03/15/32
(a)
.. 17 18,022
Trading Companies & Distributors — 2.7%
FTAI Aviation Investors LLC, 7.00%, 06/15/32
(a)
46 48,218
QXO Building Products, Inc., 6.75%, 04/30/32
(a)
129 133,808
United Rentals North America, Inc., 3.75%,
01/15/32 ....................... 44 40,965
WESCO Distribution, Inc., 6.63%, 03/15/32
(a)
.. 48 50,165
273,156
Wireless Telecommunication Services — 0.5%
Vmed O2 UK Financing I plc, 7.75%, 04/15/32
(a)
45 46,664
Total Long-Term Investments — 97 .4%
(Cost: $ 9,825,497 ) ............................... 9,998,041
Shares
Shares
Short-Term Securities
Money Market Funds — 12.3%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(g)
................... 1,201,942 1,202,544
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 59,437 59,437
Total Short-Term Securities — 12 .3%
(Cost: $ 1,261,898 ) ............................... 1,261,981
Total Investments — 109 .7%
(Cost: $ 11,087,395 ) ............................... 11,260,022
Liabilities in Excess of Other Assets — (9.7) % ............. (995,846)
Net Assets — 100.0% ...............................
$ 10,264,176

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
2032 Term High Yield and Income ETF
Schedules of Investments
23
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/25/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,202,506
(b)
$ — $ (45) $ 83 $ 1,202,544 1,201,942 $ 1,199
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares — 59,437
(b)
— — — 59,437 59,437 1,377 —
$ (45) $ 83 $ 1,261,981 $ 2,576 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 9,998,041 $ — $ 9,998,041
Short-Term Securities
Money Market Funds ...................................... 1,261,981 — — 1,261,981
$ 1,261,981 $ 9,998,041 $ — $ 11,260,022

Statements of Assets and Liabilities

October 31, 2025
2025
iShares Annual Financial Statements and Additional Information
24
See notes to financial statements.
iShares iBonds
2028 Term
High Yield and
Income ETF
iShares iBonds
2029 Term
High Yield and
Income ETF
iShares iBonds
2030 Term
High Yield and
Income ETF
iShares iBonds
2032 Term
High Yield and
Income ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 346,869,841 $ 293,056,620 $ 80,748,619 $ 9,998,041
Investments, at value — affiliated
(c)
............................................ 30,584,409 44,884,122 12,014,736 1,261,981
Cash ............................................................... 7,594 17,250 1,798 —
Foreign currency, at value
(d)
................................................. 54 2 — —
Receivables: – – – –
Investment s sold ...................................................... 1,342,962 557,640 1,057,927 306,611
Securities lending income — affiliated ........................................ 5,852 14,847 3,124 356
Dividends — affiliated ................................................... 23,169 8,589 4,459 172
Interest — unaffiliated ................................................... 5,526,537 4,827,788 1,405,026 160,154
Total a ssets ...........................................................
384,360,418 343,366,858 95,235,689 11,727,315
LIABILITIES
Collateral on securities loaned ............................................... 22,276,482 41,900,753 10,633,903 1,202,505
Payables: – – – –
Investments purchased .................................................. 7,800,950 1,120,925 2,165,716 257,594
Investment advisory fees ................................................. 98,041 84,087 23,327 3,040
Total li abilities ..........................................................
30,175,473 43,105,765 12,822,946 1,463,139
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 354,184,945 $ 300,261,093 $ 82,412,743 $ 10,264,176
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 349,863,000 $ 298,060,877 $ 80,840,804 $ 10,043,697
Accumulated earnings .................................................... 4,321,945 2,200,216 1,571,939 220,479
NET ASSETS ..........................................................
$ 354,184,945 $ 300,261,093 $ 82,412,743 $ 10,264,176
NET ASSET VALUE
Shares outstanding ......................................................
14,950,000 12,700,000 3,100,000 400,000
Net asset value .........................................................
$ 23.69 $ 23.64 $ 26.58 $ 25.66
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 343,378,504 $ 290,198,233 $ 79,285,643 $ 9,825,497
(b)
  Securities loaned, at value ............................................ $ 21,513,463 $ 40,291,692 $ 10,215,403 $ 1,156,264
(c)
  Investments, at cost — affiliated ......................................... $ 30,581,108 $ 44,879,635 $ 12,013,660 $ 1,261,898
(d)
  Foreign currency, at cost ............................................. $ 49 $ 2 $ — $ —

Statements of Operations
Year Ended October 31, 2025
25
Statements of Operations
iShares iBonds
2028 Term High
Yield and Income
ETF
iShares iBonds
2029 Term High
Yield and Income
ETF
iShares iBonds
2030 Term High
Yield and Income
ETF
iShares iBonds
2032 Term High
Yield and Income
ETF
(a)
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 127,604 $ 40,944 $ 15,426 $ 1,377
Interest — unaffiliated ............................................. 15,898,500 12,283,363 4,071,222 400,821
Securities lending income — affiliated — net ............................. 83,352 121,067 36,922 1,199
Payment-in-kind interest — unaffiliated ................................. — 32,199 54,443 —
Total investment income .............................................
16,109,456 12,477,573 4,178,013 403,397
EXPENSES
Investment advisory .............................................. 797,925 584,823 199,951 20,603
Interest expense ................................................ 754 161 — —
Total e xpenses ...................................................
798,679 584,984 199,951 20,603
Less: – – – –
Investment advisory fees waived ..................................... (2,715) (879) (329) (29)
Total ex penses after fees waived .......................................
795,964 584,105 199,622 20,574
Net investment income ..............................................
15,313,492 11,893,468 3,978,391 382,823
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,604,783 $ 259,785 $ 468,754 $ 157,348
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (111,142) $ (1,530,400) $ (273,583) $ (5,899)
Investments — affiliated ......................................... (2,755) (2,758) (1,903) (45)
In-kind redemptions — unaffiliated
(b)
................................. 54,379 8,295 — (9,335)
(59,518) (1,524,863) (275,486) (15,279)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 1,664,841 1,783,262 744,056 172,544
Investments — affiliated ......................................... (544) 1,387 187 83
Foreign currency translations ...................................... 5 — — —
1,664,302 1,784,649 744,243 172,627
Net realized and unrealized gain .......................................
1,604,784 259,786 468,757 157,348
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 16,918,276 $ 12,153,254 $ 4,447,148 $ 540,171
(a)
For the period from March 25, 2025 (commencement of operations) to October 31, 2025.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2025
iShares Annual Financial Statements and Additional Information
26
See notes to financial statements.
iShares iBonds 2028 Term High Yield and
Income ETF
iShares iBonds 2029 Term High Yield and
Income ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 15,313,492 $ 5,592,065 $ 11,893,468 $ 3,008,377
Net realized gain (loss) ............................................ (59,518) 32,092 (1,524,863) (62,610)
Net change in unrealized appreciation (depreciation) ........................ 1,664,302 2,727,329 1,784,649 1,921,805
Net increase in net assets resulting from operations ...........................
16,918,276 8,351,486 12,153,254 4,867,572
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(14,522,127) (4,897,020) (10,839,630) (2,573,504)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
210,704,325 120,202,056 215,175,321 70,791,265
NET ASSETS
Total increase in net assets ........................................... 213,100,474 123,656,522 216,488,945 73,085,333
Beginning of year ..................................................
141,084,471 17,427,949 83,772,148 10,686,815
End of year ......................................................
$ 354,184,945 $ 141,084,471 $ 300,261,093 $ 83,772,148
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
27
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds 2030 Term High Yield and
Income ETF
iShares iBonds 2032
Term High Yield and
Income ETF
Year Ended
10/31/25
Year Ended
10/31/24
Period from
03/25/25
(a)
to 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 3,978,391 $ 1,497,013 $ 382,823
Net realized loss ................................................................. (275,486) (27,259) (15,279)
Net change in unrealized appreciation (depreciation) ......................................... 744,243 1,137,406 172,627
Net increase in net assets resulting from operations ............................................
4,447,148 2,607,160 540,171
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(3,775,005) (1,339,054) (329,027)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase in net assets derived from capital share transactions ..................................
43,537,696 27,283,672 10,053,032
NET ASSETS
Total increase in net assets ............................................................ 44,209,839 28,551,778 10,264,176
Beginning of period .................................................................
38,202,904 9,651,126 —
End of period .....................................................................
$ 82,412,743 $ 38,202,904 $ 10,264,176
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
28
iShares iBonds 2028 Term High Yield and Income ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
03/08/22
(a)
to 10/31/22
Net asset value, beginning of period .............................................
$ 23.51  $ 21.78  $ 22.19  $ 25.00
Net investment income
(b)
.....................................................
1 .58  1 .70  1 .59  0 .94
Net realized and unrealized gain (loss)
(c)
...........................................
0.16  1.61  (0.43) (2.95)
Net increase (decrease) from investment operations .................................... 1.74  3.31  1.16  (2.01)
Distributions from net investment income
(d)
........................................ (1.56) (1.58) (1.57) (0.80)
Net asset value, end of period .................................................. $ 23.69  $ 23.51  $ 21.78  $ 22.19
Total Return
(e)
Based on net asset value ...................................................... 7.69% 15.60% 5.32% (8.10)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .............................................................
0.35% 0.35% 0.35% 0.35%
(h)
Total expenses after fees waived .................................................
0.35% 0.35% 0.35% 0.35%
(h)
Net investment income ........................................................
6.72% 7.34% 7.14% 6.26%
(h)
Supplemental Data
Net assets, end of period (000) .................................................. $ 354,185  $ 141,084  $ 17,428  $ 11,093
Portfolio turnover rate
(i)
........................................................ 23% 13% 29% 8%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
iShares iBonds 2029 Term High Yield and Income ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
03/08/22
(a)
to 10/31/22
Net asset value, beginning of period .............................................
$ 23.60  $ 21.37  $ 21.73  $ 25.00
Net investment income
(b)
.....................................................
1 .67  1 .68  1 .48  0 .91
Net realized and unrealized gain (loss)
(c)
...........................................
(0.01) 2.06  (0.32) (3.41)
Net increase (decrease) from investment operations .................................... 1.66  3.74  1.16  (2.50)
Distributions from net investment income
(d)
........................................ (1.62) (1.51) (1.52) (0.77)
Net asset value, end of period .................................................. $ 23.64  $ 23.60  $ 21.37  $ 21.73
Total Return
(e)
Based on net asset value ...................................................... 7.38% 17.88% 5.33% (10.06)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .............................................................
0.35% 0.35% 0.35% 0.35%
(h)
Total expenses after fees waived .................................................
0.35% 0.35% 0.35% 0.35%
(h)
Net investment income ........................................................
7.12% 7.25% 6.72% 6.11%
(h)
Supplemental Data
Net assets, end of period (000) .................................................. $ 300,261  $ 83,772  $ 10,687  $ 10,866
Portfolio turnover rate
(i)
........................................................ 12% 20% 16% 14%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
30
iShares iBonds 2030 Term High Yield and Income ETF
Year Ended
10/31/25
Year Ended
10/31/24
Period from
06/21/23
(a)
to 10/31/23
Net asset value, beginning of period ...........................................................
$ 26.35  $ 24.13  $ 25.00
Net investment income
(b)
...................................................................
1 .83  1 .88  0 .65
Net realized and unrealized gain (loss)
(c)
.........................................................
0.18  2.15  (1.03)
Net increase (decrease) from investment operations .................................................. 2.01  4.03  (0.38)
Distributions from net investment income
(d)
...................................................... (1.78) (1.81) (0.49)
Net asset value, end of period ................................................................ $ 26.58  $ 26.35  $ 24.13
Total Return
(e)
Based on net asset value .................................................................... 7.98% 17.12% (1.56)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................................................................
0.35% 0.35% 0.35%
(h)
Total expenses after fees waived ...............................................................
0.35% 0.35% 0.35%
(h)
Net investment income ......................................................................
6.96% 7.22% 7.15%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 82,413  $ 38,203  $ 9,651
Portfolio turnover rate
(i)
...................................................................... 30% 20% 12%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
31
Financial Highlights
iShares iBonds
2032 Term High
Yield and Income
ETF
Period from
03/25/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................................
$ 25.00
Net investment income
(b)
................................................................................................
0 .99
Net realized and unrealized gain
(c)
..........................................................................................
0.53
Net increase from investment operations ....................................................................................... 1.52
Distributions from net investment income
(d)
................................................................................... (0.86)
Net asset value, end of period ............................................................................................. $ 25.66
Total Return
(e)
Based on net asset value ................................................................................................. 6.18%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................................................
0.35%
(h)
Total expenses after fees waived ............................................................................................
0.35%
(h)
Net investment income ...................................................................................................
6.50%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................................. $ 10,264
Portfolio turnover rate
(i)
................................................................................................... 26%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2025
iShares Annual Financial Statements and Additional Information
32
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
iShares ETF
Diversification
Classification
iBonds 2028 Term High Yield and Income .................................................................................... Diversified
(a)
iBonds 2029 Term High Yield and Income .................................................................................... Diversified
(a)
iBonds 2030 Term High Yield and Income .................................................................................... Non-diversified
iBonds 2032 Term High Yield and Income
(b)
................................................................................... Non-diversified
(a)
The Fund's classification changed from non-diversified to diversified during the reporting period.
(b)
The Fund commenced operations on March 25, 2025.

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
34
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
iBonds 2028 Term High Yield and Income
Barclays Bank plc ...................................... $ 6,460,489 $ (6,460,489) $ – $ –
Barclays Capital, Inc. ................................... 1,843,354 (1,843,354) – –
BMO Capital Markets Corp. ............................... 407,680 (407,680) – –
BNP Paribas SA ....................................... 21,251 (21,251) – –
Citigroup Global Markets, Inc. .............................. 457,648 (457,648) – –
J.P. Morgan Securities LLC ............................... 3,837,367 (3,837,367) – –
Jefferies LLC ......................................... 1,392,358 (1,392,358) – –
Morgan Stanley ....................................... 726,183 (726,183) – –
National Bank Financial, Inc. .............................. 150,653 (150,653) – –
RBC Capital Markets LLC ................................ 2,336,200 (2,336,200) – –
Scotia Capital (USA), Inc. ................................ 331,383 (331,383) – –
Scotia Capital, Inc. ..................................... 1,532,212 (1,532,212) – –
UBS Securities LLC .................................... 1,967,455 (1,967,455) – –
Wells Fargo Securities LLC ............................... 49,230 (49,230) – –
$ 21,513,463 $ (21,513,463) $ – $ –
iBonds 2029 Term High Yield and Income
Barclays Bank plc ...................................... $ 12,674,727 $ (12,674,727) $ – $ –
Barclays Capital, Inc. ................................... 773,024 (773,024) – –
BNP Paribas SA ....................................... 487,581 (487,581) – –
Citigroup Global Markets, Inc. .............................. 645,199 (645,199) – –
J.P. Morgan Securities LLC ............................... 9,485,201 (9,485,201) – –
Jefferies LLC ......................................... 1,433,837 (1,433,837) – –
Morgan Stanley ....................................... 1,915,305 (1,915,305) – –
National Bank Financial, Inc. .............................. 224,684 (224,684) – –
RBC Capital Markets LLC ................................ 8,731,261 (8,731,261) – –
Scotia Capital (USA), Inc. ................................ 329,456 (329,456) – –
Scotia Capital, Inc. ..................................... 2,322,031 (2,322,031) – –
UBS AG ............................................ 82,082 (82,082) – –
UBS Securities LLC .................................... 441,773 (441,773) – –
Wells Fargo Securities LLC ............................... 745,531 (745,531) – –
$ 40,291,692 $ (40,291,692) $ – $ –
iBonds 2030 Term High Yield and Income
Barclays Bank plc ...................................... $ 3,523,836 $ (3,523,836) $ – $ –
Barclays Capital, Inc. ................................... 75,884 (75,884) – –
BMO Capital Markets Corp. ............................... 106,266 (106,266) – –
BNP Paribas SA ....................................... 94,253 (94,253) – –
BofA Securities, Inc. .................................... 145,325 (145,325) – –
J.P. Morgan Securities LLC ............................... 2,007,453 (2,007,453) – –
Jefferies LLC ......................................... 261,609 (261,609) – –
Morgan Stanley ....................................... 616,859 (616,859) – –
Pershing LLC ......................................... 531,970 (531,970) – –
RBC Capital Markets LLC ................................ 2,366,492 (2,366,492) – –
Scotia Capital (USA), Inc. ................................ 4,205 (4,205) – –
Toronto-Dominion Bank .................................. 22,424 (22,424) – –
UBS AG ............................................ 29,621 (29,621) – –
Wells Fargo Bank N.A. .................................. 125,761 (125,761) – –
Wells Fargo Securities LLC ............................... 303,445 (303,445) – –
$ 10,215,403 $ (10,215,403) $ – $ –

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended October 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
iBonds 2032 Term High Yield and Income
Barclays Bank plc ...................................... $ 595,951 $ (595,951) $ – $ –
Barclays Capital, Inc. ................................... 88,095 (88,095) – –
BMO Capital Markets Corp. ............................... 26,908 (26,908) – –
BNP Paribas SA ....................................... 14,852 (14,852) – –
J.P. Morgan Securities LLC ............................... 328,066 (328,066) – –
Toronto-Dominion Bank .................................. 46,442 (46,442) – –
Wells Fargo Securities LLC ............................... 55,950 (55,950) – –
$ 1,156,264 $ (1,156,264) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Amounts Waived
iBonds 2028 Term High Yield and Income .................................................................................... $ 2,715
iBonds 2029 Term High Yield and Income .................................................................................... 879
iBonds 2030 Term High Yield and Income .................................................................................... 329
iBonds 2032 Term High Yield and Income .................................................................................... 29

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
36
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended
October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the period ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended October 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
iBonds 2028 Term High Yield and Income ........................................................................................ $ 26,541
iBonds 2029 Term High Yield and Income ........................................................................................ 38,094
iBonds 2030 Term High Yield and Income ........................................................................................ 11,823
iBonds 2032 Term High Yield and Income ........................................................................................ 413
iShares ETF Purchases Sales
iBonds 2028 Term High Yield and Income ..................................................................... $ 52,168,175 $ 53,572,769
iBonds 2029 Term High Yield and Income ..................................................................... 20,050,298 20,292,748
iBonds 2030 Term High Yield and Income ..................................................................... 17,530,243 17,073,325
iBonds 2032 Term High Yield and Income ..................................................................... 9,911,374 2,521,351
iShares ETF
In-kind
Purchases
In-kind
Sales
iBonds 2028 Term High Yield and Income ..................................................................... $ 210,295,500 $ 3,319,644
iBonds 2029 Term High Yield and Income ..................................................................... 212,416,870 3,270,957
iBonds 2030 Term High Yield and Income ..................................................................... 41,978,872 —
iBonds 2032 Term High Yield and Income ..................................................................... 4,860,454 2,411,813

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
iBonds 2028 Term High Yield and Income .......................................................... $ 54,379 $ (54,379)
iBonds 2029 Term High Yield and Income .......................................................... 8,296 (8,296)
iBonds 2032 Term High Yield and Income .......................................................... (9,335) 9,335
iShares ETF
Year Ended
10/31/25
Year Ended
10/31/24
iBonds 2028 Term High Yield and Income
Ordinary income ...................................................................................... $ 14,522,127 $ 4,897,020
iBonds 2029 Term High Yield and Income
Ordinary income ...................................................................................... $ 10,839,630 $ 2,573,504
iBonds 2030 Term High Yield and Income
Ordinary income ...................................................................................... $ 3,775,005 $ 1,339,054
iShares ETF
Period from
03/25/25
(a)
to
10/31/25
iBonds 2032 Term High Yield and Income
Ordinary income ........................................................................................................ $ 329,027
(a)
Commencement of operations.
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
iBonds 2028 Term High Yield and Income ........................................ $ 1,598,557 $ (764,765) $ 3,488,153 $ 4,321,945
iBonds 2029 Term High Yield and Income ........................................ 1,541,948 (2,199,374) 2,857,642 2,200,216
iBonds 2030 Term High Yield and Income ........................................ 423,711 (314,905) 1,463,133 1,571,939
iBonds 2032 Term High Yield and Income ........................................ 53,796 (5,944) 172,627 220,479
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds 2028 Term High Yield and Income ................................. $ 373,966,102 $ 5,451,259 $ (1,963,111) $ 3,488,148
iBonds 2029 Term High Yield and Income ................................. 335,083,100 5,157,800 (2,300,158) 2,857,642
iBonds 2030 Term High Yield and Income ................................. 91,300,222 1,973,604 (510,471) 1,463,133
iBonds 2032 Term High Yield and Income ................................. 11,087,395 199,806 (27,179) 172,627

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
38
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Year Ended
10/31/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
iBonds 2028 Term High Yield and Income
Shares sold 9,100,000 $ 214,096,841 5,200,000 $ 120,202,056
Shares redeemed
(150,000) (3,392,516) — —
8,950,000 $ 210,704,325 5,200,000 $ 120,202,056
iBonds 2029 Term High Yield and Income
Shares sold 9,300,000 $ 218,535,978 3,050,000 $ 70,791,265
Shares redeemed
(150,000) (3,360,657) — —
9,150,000 $ 215,175,321 3,050,000 $ 70,791,265
iBonds 2030 Term High Yield and Income
Shares sold 1,650,000 $ 43,537,696 1,050,000 $ 27,283,672

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Period Ended
10/31/25
iShares ETF Shares Amount
iBonds 2032 Term High Yield and Income
(a)
Shares sold .......................................................................... 500,000 $ 12,536,266
Shares redeemed ......................................................................
(100,000) (2,483,234)
400,000 $ 10,053,032
(a)
The Fund commenced operations on March 25, 2025.

Report of Independent Registered Public Accounting Firm
2025
iShares Annual Financial Statements and Additional Information
40
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(1)
Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for each of the two years in the period ended October 31, 2025
(2)
Statement of operations and statement of changes in net assets for the period March 25, 2025 (commencement of operations) through October 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares iBonds 2028 Term High Yield and Income ETF
(1)
iShares iBonds 2029 Term High Yield and Income ETF
(1)
iShares iBonds 2030 Term High Yield and Income ETF
(1)
iShares iBonds 2032 Term High Yield and Income ETF
(2)

Important Tax Information
(unaudited)
41
Important Tax Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal period ended October 31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended October 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended October 31, 2025:
iShares ETF
Federal Obligation
Interest
iBonds 2028 Term High Yield and Income .................................................................................. $ 59,268
iBonds 2029 Term High Yield and Income .................................................................................. 18,929
iBonds 2030 Term High Yield and Income .................................................................................. 6,981
iBonds 2032 Term High Yield and Income .................................................................................. 653
iShares ETF Interest Dividends
iBonds 2028 Term High Yield and Income .................................................................................. $ 15,233,702
iBonds 2029 Term High Yield and Income .................................................................................. 11,778,952
iBonds 2030 Term High Yield and Income .................................................................................. 3,932,935
iBonds 2032 Term High Yield and Income .................................................................................. 381,624
iShares ETF
Interest-Related
Dividends
iBonds 2028 Term High Yield and Income .................................................................................. $ 12,632,256
iBonds 2029 Term High Yield and Income .................................................................................. 10,202,630
iBonds 2030 Term High Yield and Income .................................................................................. 3,385,489
iBonds 2032 Term High Yield and Income .................................................................................. 312,445

Additional Information
2025
ishares Annual Financial Statements and Additional Information
42
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
43
Board Review and Approval of Investment Advisory Contract
iShares iBonds 2028 Term High Yield and Income ETF, iShares iBonds 2029 Term High Yield and Income ETF, iShares iBonds 2030 Term High Yield and Income
ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Annual Financial Statements and Additional Information
44
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to

Board Review and Approval of Investment Advisory Contract
(continued)
45
Board Review and Approval of Investment Advisory Contract
bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2025
iShares Annual Financial Statements and Additional Information
46
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
PIK Payment-In-Kind
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Black-
Rock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares iBonds Dec 2032 Term Corporate ETF | IBDX | NYSE Arca
iShares iBonds Dec 2033 Term Corporate ETF | IBDY | NYSE Arca
iShares iBonds Dec 2035 Term Corporate ETF | IBCA | NYSE Arca

Page
2

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.3%
GE Capital Funding LLC, 4.55%, 05/15/32 ... USD 2,110 $ 2,127,747
General Electric Co., 6.75%, 03/15/32 ...... 5,650 6,420,889
Leidos, Inc., 5.40%, 03/15/32 ........... 1,600 1,659,897
Lockheed Martin Corp., 3.90%, 06/15/32 .... 3,553 3,475,228
RTX Corp., 2.38%, 03/15/32 ............ 4,463 3,955,825
17,639,586
Automobile Components — 0.3%
Aptiv Swiss Holdings Ltd., 3.25%, 03/01/32
(a)
.. 3,314 3,064,715
Lear Corp., 2.60%, 01/15/32 ............ 1,591 1,411,837
4,476,552
Automobiles — 1.9%
Ford Motor Co.
3.25% , 02/12/32 ................... 10,795 9,407,166
6.10% , 08/19/32
(a)
.................. 7,615 7,821,667
General Motors Co., 5.60%, 10/15/32
(a)
..... 5,640 5,879,860
Honda Motor Co. Ltd., 2.97%, 03/10/32
(a)
.... 3,272 2,989,632
26,098,325
Banks — 3.3%
Bank of Nova Scotia (The), 2.45%, 02/02/32 .. 3,874 3,447,277
Canadian Imperial Bank of Commerce, 3.60%,
04/07/32 ....................... 4,039 3,836,673
Citigroup, Inc., 6.63%, 06/15/32 .......... 4,243 4,706,802
Citizens Financial Group, Inc., 2.64%, 09/30/32 2,820 2,412,223
KeyBank NA, 4.90%, 08/08/32 ........... 3,230 3,192,546
Royal Bank of Canada, 3.88%, 05/04/32 ..... 4,463 4,331,264
Sumitomo Mitsui Financial Group, Inc., 5.45%,
01/15/32 ....................... 2,775 2,907,314
Toronto-Dominion Bank (The)
2.45% , 01/12/32 ................... 2,574 2,298,195
5.30% , 01/30/32 ................... 2,960 3,089,571
3.20% , 03/10/32 ................... 6,447 5,995,109
4.46% , 06/08/32 ................... 8,473 8,475,774
44,692,748
Beverages — 2.0%
Coca-Cola Co. (The), 2.25%, 01/05/32
(a)
..... 7,808 7,015,955
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 2,970 2,486,156
Constellation Brands, Inc., 4.75%, 05/09/32
(a)
.. 2,901 2,918,950
Diageo Capital plc, 2.13%, 04/29/32 ....... 3,210 2,786,347
Keurig Dr Pepper, Inc., 4.05%, 04/15/32 ..... 3,836 3,677,088
PepsiCo, Inc.
3.90% , 07/18/32 ................... 5,617 5,506,363
4.65% , 07/23/32 ................... 3,525 3,596,242
27,987,101
Biotechnology — 0.6%
Amgen, Inc.
2.00% , 01/15/32 ................... 4,431 3,850,585
3.35% , 02/22/32 ................... 4,315 4,061,936
7,912,521
Broadline Retail — 1.6%
Amazon.com, Inc.
3.60% , 04/13/32 ................... 10,140 9,796,029
4.70% , 12/01/32 ................... 10,022 10,286,153
eBay, Inc., 6.30%, 11/22/32 ............. 2,036 2,236,740
22,318,922
Building Products — 0.5%
Carlisle Cos., Inc., 2.20%, 03/01/32 ........ 2,558 2,217,603
Fortune Brands Innovations, Inc., 4.00%,
03/25/32 ....................... 2,097 2,001,654
Security
Par (000)
Par (000) Value
Building Products (continued)
Johnson Controls International plc, 4.90%,
12/01/32 ....................... USD 2,710 $ 2,760,174
6,979,431
Capital Markets — 4.9%
Ameriprise Financial, Inc., 4.50%, 05/13/32
(a)
.. 2,502 2,515,289
Apollo Debt Solutions BDC, 6.55%, 03/15/32
(b)
. 2,285 2,375,063
Ares Capital Corp., 5.80%, 03/08/32 ....... 4,405 4,447,291
Ares Strategic Income Fund, 6.20%, 03/21/32 . 3,309 3,381,416
Bank of New York Mellon Corp. (The), 2.50%,
01/26/32
(a)
...................... 2,013 1,821,120
Blackstone Private Credit Fund, 6.00%, 01/29/32 4,365 4,461,670
Blue Owl Finance LLC, 4.38%, 02/15/32 ..... 1,893 1,809,231
Brookfield Finance I UK plc, 2.34%, 01/30/32 .. 2,780 2,423,246
Cboe Global Markets, Inc., 3.00%, 03/16/32 .. 1,920 1,775,768
Charles Schwab Corp. (The), 2.90%, 03/03/32 . 4,683 4,282,880
CME Group, Inc., 2.65%, 03/15/32 ........ 3,641 3,323,348
Credit Suisse USA LLC, 7.13%, 07/15/32
(a)
... 3,061 3,505,273
FactSet Research Systems, Inc., 3.45%,
03/01/32 ....................... 2,309 2,133,984
Intercontinental Exchange, Inc., 1.85%,
09/15/32
(a)
...................... 6,761 5,744,766
Jefferies Financial Group, Inc., 2.75%, 10/15/32 2,378 2,053,231
Moody's Corp., 4.25%, 08/08/32 .......... 2,050 2,020,853
Morgan Stanley, 7.25%, 04/01/32 ......... 4,215 4,869,806
Nomura Holdings, Inc., 3.00%, 01/22/32
(a)
.... 3,475 3,148,851
Northern Trust Corp., 6.13%, 11/02/32 ...... 4,262 4,654,650
S&P Global, Inc., 2.90%, 03/01/32
(a)
....... 6,601 6,067,717
66,815,453
Chemicals — 1.3%
Air Products & Chemicals, Inc., 4.90%,
10/11/32
(a)
...................... 2,085 2,145,119
Albemarle Corp., 5.05%, 06/01/32
(a)
........ 2,640 2,626,024
Cabot Corp., 5.00%, 06/30/32 ........... 1,789 1,814,934
Ecolab, Inc., 2.13%, 02/01/32 ........... 2,930 2,571,502
EIDP, Inc., 5.13%, 05/15/32 ............ 2,245 2,305,228
Nutrien Ltd., 5.25%, 03/12/32 ........... 2,590 2,674,160
RPM International, Inc., 2.95%, 01/15/32 .... 1,384 1,255,861
Sherwin-Williams Co. (The), 2.20%, 03/15/32 .. 2,329 2,034,514
17,427,342
Commercial Services & Supplies — 1.5%
Cintas Corp. No. 2, 4.00%, 05/01/32 ....... 3,411 3,342,465
RELX Capital, Inc., 4.75%, 05/20/32 ....... 2,188 2,229,211
Republic Services, Inc., 1.75%, 02/15/32 .... 3,268 2,806,061
Waste Connections, Inc.
2.20% , 01/15/32 ................... 2,759 2,428,936
3.20% , 06/01/32 ................... 1,970 1,830,088
Waste Management, Inc.
4.80% , 03/15/32 ................... 3,200 3,270,472
4.15% , 04/15/32
(a)
.................. 4,288 4,235,445
20,142,678
Communications Equipment — 0.7%
Cisco Systems, Inc., 4.95%, 02/24/32 ...... 4,285 4,419,229
Motorola Solutions, Inc.
5.60% , 06/01/32
(a)
.................. 2,405 2,530,360
5.20% , 08/15/32 ................... 2,075 2,137,357
9,086,946
Construction & Engineering — 0.1%
Quanta Services, Inc., 2.35%, 01/15/32
(a)
.... 2,248 1,986,629
Consumer Finance — 3.2%
AerCap Ireland Capital DAC, 3.30%, 01/30/32 . 17,305 15,981,640
American Honda Finance Corp., 5.15%, 07/09/32 3,355 3,445,965
Capital One Financial Corp., 6.70%, 11/29/32 .. 3,375 3,724,599

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC, 6.53%, 03/19/32 .. USD 3,010 $ 3,142,341
General Motors Financial Co., Inc.
3.10% , 01/12/32 ................... 5,000 4,530,231
5.63% , 04/04/32
(a)
.................. 3,370 3,497,672
John Deere Capital Corp.
(a)
3.90% , 06/07/32 ................... 2,091 2,044,579
4.35% , 09/15/32 ................... 2,780 2,786,344
Toyota Motor Credit Corp.
2.40% , 01/13/32 ................... 1,599 1,431,709
4.65% , 09/03/32 ................... 3,220 3,250,526
43,835,606
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp., 1.75%, 04/20/32 .... 4,442 3,841,892
Dollar General Corp., 5.00%, 11/01/32 ...... 2,419 2,439,422
Target Corp.
4.50% , 09/15/32
(a)
.................. 4,395 4,423,153
6.35% , 11/01/32 ................... 1,407 1,563,941
Walmart, Inc., 4.15%, 09/09/32
(a)
......... 5,390 5,402,859
17,671,267
Containers & Packaging — 0.6%
AptarGroup, Inc., 3.60%, 03/15/32
(a)
....... 1,726 1,609,991
Avery Dennison Corp., 2.25%, 02/15/32
(a)
.... 2,220 1,928,337
Sonoco Products Co., 2.85%, 02/01/32
(a)
.... 2,248 2,014,983
WRKCo, Inc., 4.20%, 06/01/32 ........... 2,345 2,276,286
7,829,597
Distributors — 0.1%
Genuine Parts Co., 2.75%, 02/01/32 ....... 2,204 1,936,012
Diversified Consumer Services — 0.2%
Johns Hopkins University, Series A, 4.71%,
07/01/32
(a)
...................... 1,235 1,258,043
Yale University, Series 2025, 4.70%, 04/15/32 . 1,090 1,121,071
2,379,114
Diversified REITs — 1.4%
Broadstone Net Lease LLC, 5.00%, 11/01/32 .. 1,330 1,326,937
GLP Capital LP, 3.25%, 01/15/32 ......... 3,566 3,202,133
Safehold GL Holdings LLC, 2.85%, 01/15/32
(a)
. 1,368 1,216,572
Simon Property Group LP
2.25% , 01/15/32 ................... 3,034 2,665,167
2.65% , 02/01/32 ................... 3,068 2,751,797
VICI Properties LP, 5.13%, 05/15/32 ....... 6,444 6,494,920
WP Carey, Inc., 2.45%, 02/01/32 ......... 1,669 1,469,781
19,127,307
Diversified Telecommunication Services — 3.6%
AT&T, Inc.
2.25% , 02/01/32
(a)
.................. 10,751 9,399,762
4.55% , 11/01/32 ................... 4,565 4,529,966
Bell Telephone Co. of Canada or Bell Canada,
Series US-5, 2.15%, 02/15/32
(a)
......... 1,881 1,621,086
Deutsche Telekom International Finance BV,
9.25%, 06/01/32 .................. 2,196 2,751,667
Sprint Capital Corp., 8.75%, 03/15/32 ...... 8,536 10,384,925
TELUS Corp., 3.40%, 05/13/32 .......... 4,052 3,724,512
Verizon Communications, Inc., 2.36%, 03/15/32 20,053 17,560,510
49,972,428
Electric Utilities — 7.5%
AEP Texas, Inc., 4.70%, 05/15/32 ......... 2,165 2,166,538
Alabama Power Co.
3.05% , 03/15/32 ................... 2,802 2,591,725
3.94% , 09/01/32 ................... 1,888 1,833,019
American Electric Power Co., Inc., 5.95%,
11/01/32 ....................... 2,023 2,169,765
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Appalachian Power Co., Series BB, 4.50%,
08/01/32 ....................... USD 2,290 $ 2,270,269
Arizona Public Service Co., 6.35%, 12/15/32 .. 1,722 1,879,033
CenterPoint Energy Houston Electric LLC
Series AG , 3.00% , 03/01/32
(a)
.......... 1,345 1,234,987
Series ai. , 4.45% , 10/01/32 ............ 2,150 2,144,705
Commonwealth Edison Co., Series 132, 3.15%,
03/15/32 ....................... 1,433 1,332,016
Dominion Energy South Carolina, Inc., 6.63%,
02/01/32
(a)
...................... 1,100 1,230,238
DTE Electric Co., Series A, 3.00%, 03/01/32
(a)
. 2,115 1,954,416
Duke Energy Carolinas LLC
2.85% , 03/15/32 ................... 2,145 1,961,529
6.45% , 10/15/32 ................... 1,520 1,683,759
Duke Energy Corp., 4.50%, 08/15/32
(a)
...... 4,796 4,771,385
Duke Energy Progress LLC, 3.40%, 04/01/32 .. 2,252 2,123,920
Edison International, 5.25%, 03/15/32
(a)
..... 2,355 2,330,788
Entergy Louisiana LLC, 2.35%, 06/15/32 .... 2,050 1,803,994
Eversource Energy, 3.38%, 03/01/32 ....... 2,898 2,685,089
Exelon Corp., 3.35%, 03/15/32 ........... 2,455 2,298,622
Florida Power & Light Co., 2.45%, 02/03/32 ... 6,375 5,740,025
Georgia Power Co., 4.70%, 05/15/32 ....... 3,055 3,098,843
NextEra Energy Capital Holdings, Inc.
2.44% , 01/15/32 ................... 4,411 3,906,538
5.30% , 03/15/32 ................... 3,060 3,187,601
5.00% , 07/15/32 ................... 4,285 4,384,219
Oncor Electric Delivery Co. LLC
7.00% , 05/01/32 ................... 2,150 2,442,177
4.15% , 06/01/32 ................... 1,640 1,606,751
4.55% , 09/15/32 ................... 3,225 3,230,008
Pacific Gas & Electric Co.
4.40% , 03/01/32 ................... 2,069 2,009,823
5.90% , 06/15/32 ................... 2,349 2,458,680
5.05% , 10/15/32 ................... 3,630 3,636,485
Public Service Co. of Colorado, Series 38,
4.10%, 06/01/32
(a)
................. 1,392 1,368,368
Public Service Electric & Gas Co.
3.10% , 03/15/32 ................... 2,278 2,112,225
4.90% , 12/15/32 ................... 1,698 1,738,061
Southern California Edison Co.
2.75% , 02/01/32 ................... 2,255 1,995,310
5.95% , 11/01/32
(a)
.................. 3,242 3,419,137
Southern Co. (The), 5.70%, 10/15/32 ....... 2,182 2,314,871
Tucson Electric Power Co., 3.25%, 05/15/32 .. 1,488 1,377,021
Union Electric Co., 2.15%, 03/15/32 ....... 2,356 2,057,082
Virginia Electric & Power Co., 2.40%, 03/30/32 . 2,559 2,267,277
Wisconsin Electric Power Co., 4.75%, 09/30/32
(a)
2,241 2,289,454
Wisconsin Power & Light Co., 3.95%, 09/01/32 . 2,870 2,760,480
Xcel Energy, Inc., 4.60%, 06/01/32 ........ 3,022 3,001,475
102,867,708
Electrical Equipment — 0.2%
Eaton Corp., 4.00%, 11/02/32 ........... 3,106 3,043,948
Electronic Equipment, Instruments & Components — 0.8%
Allegion US Holding Co., Inc., 5.41%, 07/01/32 . 2,716 2,823,365
Arrow Electronics, Inc., 2.95%, 02/15/32 ..... 2,225 1,991,765
Avnet, Inc., 5.50%, 06/01/32 ............ 1,343 1,364,728
Flex Ltd., 5.25%, 01/15/32 ............. 2,135 2,188,560
Tyco Electronics Group SA, 2.50%, 02/04/32 .. 2,673 2,396,820
10,765,238

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.3%
Take-Two Interactive Software, Inc., 4.00%,
04/14/32 ....................... USD 2,189 $ 2,108,884
TWDC Enterprises 18 Corp., 7.00%, 03/01/32 . 2,089 2,388,275
4,497,159
Financial Services — 3.0%
Block Financial LLC, 5.38%, 09/15/32 ...... 1,235 1,253,223
Corebridge Financial, Inc., 3.90%, 04/05/32
(a)
.. 6,506 6,187,533
Fidelity National Information Services, Inc.,
5.10%, 07/15/32
(a)
................. 3,281 3,346,149
Global Payments, Inc., 5.40%, 08/15/32 ..... 3,365 3,405,088
Jackson Financial, Inc., 5.67%, 06/08/32 .... 1,543 1,598,462
Mastercard, Inc.
4.35% , 01/15/32 ................... 4,955 4,976,794
4.95% , 03/15/32 ................... 2,070 2,146,570
National Rural Utilities Cooperative Finance
Corp.
8.00% , 03/01/32 ................... 1,876 2,227,157
2.75% , 04/15/32 ................... 2,185 1,968,300
4.02% , 11/01/32
(a)
.................. 2,570 2,501,752
4.15% , 12/15/32 ................... 1,795 1,757,561
ORIX Corp.
(a)
4.00% , 04/13/32 ................... 1,881 1,823,278
5.20% , 09/13/32 ................... 1,811 1,874,821
PayPal Holdings, Inc., 4.40%, 06/01/32
(a)
.... 4,335 4,325,935
Woodside Finance Ltd., 5.70%, 05/19/32 .... 2,205 2,289,863
41,682,486
Food Products — 2.4%
Archer-Daniels-Midland Co.
2.90% , 03/01/32
(a)
.................. 3,141 2,878,805
5.94% , 10/01/32 ................... 1,624 1,765,801
Hershey Co. (The), 4.95%, 02/24/32 ....... 2,170 2,241,274
J M Smucker Co. (The), 2.13%, 03/15/32 .... 1,791 1,542,813
JBS USA Holding Lux SARL
3.63% , 01/15/32 ................... 3,890 3,636,927
3.00% , 05/15/32 ................... 4,290 3,839,308
Kraft Heinz Foods Co.
(a)
5.20% , 03/15/32 ................... 2,085 2,138,091
6.75% , 03/15/32
(c)
.................. 1,308 1,447,668
Mondelez International, Inc.
3.00% , 03/17/32 ................... 3,226 2,946,980
1.88% , 10/15/32
(a)
.................. 2,780 2,377,711
Pilgrim's Pride Corp., 3.50%, 03/01/32 ...... 3,947 3,614,223
Unilever Capital Corp., 5.90%, 11/15/32 ..... 4,335 4,744,889
33,174,490
Gas Utilities — 0.5%
Atmos Energy Corp., 5.45%, 10/15/32 ...... 1,330 1,405,555
CenterPoint Energy Resources Corp., 4.40%,
07/01/32 ....................... 2,226 2,206,023
ONE Gas, Inc., 4.25%, 09/01/32
(a)
......... 1,280 1,266,705
Southwest Gas Corp., 4.05%, 03/15/32 ..... 2,619 2,523,077
7,401,360
Ground Transportation — 1.3%
Canadian National Railway Co., 3.85%, 08/05/32 3,628 3,499,217
CSX Corp., 4.10%, 11/15/32
(a)
........... 3,939 3,867,659
Norfolk Southern Corp., 3.00%, 03/15/32 .... 2,762 2,544,629
Triton Container International Ltd., 3.25%,
03/15/32
(a)
...................... 2,617 2,344,193
Union Pacific Corp., 2.80%, 02/14/32 ....... 5,511 5,033,101
17,288,799
Health Care Equipment & Supplies — 1.2%
Baxter International, Inc., 2.54%, 02/01/32
(a)
.. 6,863 6,001,873
Becton Dickinson & Co., 4.30%, 08/22/32 .... 2,308 2,267,668
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc., 5.91%,
11/22/32
(a)
...................... USD 7,405 $ 7,964,233
16,233,774
Health Care Providers & Services — 4.5%
Adventist Health System, 5.43%, 03/01/32 ... 1,460 1,502,962
Cigna Group (The), 4.88%, 09/15/32 ....... 4,985 5,027,267
CVS Health Corp., 5.00%, 09/15/32
(a)
....... 3,195 3,245,572
Elevance Health, Inc.
4.10% , 05/15/32 ................... 2,630 2,554,409
4.60% , 09/15/32
(a)
.................. 3,080 3,066,335
5.50% , 10/15/32
(a)
.................. 2,826 2,969,723
HCA, Inc.
5.50% , 03/01/32 ................... 3,265 3,407,934
3.63% , 03/15/32 ................... 8,621 8,113,085
4.60% , 11/15/32 ................... 3,700 3,677,025
Humana, Inc., 2.15%, 02/03/32
(a)
......... 3,219 2,772,160
Laboratory Corp. of America Holdings, 4.55%,
04/01/32 ....................... 2,165 2,154,140
McKesson Corp., 4.95%, 05/30/32 ........ 2,725 2,797,434
PeaceHealth Obligated Group, 4.86%, 11/15/32 1,155 1,168,001
Piedmont Healthcare, Inc., Series 2032, 2.04%,
01/01/32 ....................... 820 708,983
Providence St Joseph Health Obligated Group,
5.37%, 10/01/32
(a)
................. 1,885 1,951,741
Sutter Health, Series 2025, 5.21%, 08/15/32 .. 1,500 1,560,965
UnitedHealth Group, Inc.
4.95% , 01/15/32 ................... 6,360 6,507,336
4.20% , 05/15/32 ................... 6,322 6,231,444
Universal Health Services, Inc., 2.65%, 01/15/32 2,136 1,867,245
61,283,761
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc., 2.00%,
05/18/32 ....................... 4,024 3,391,355
Healthpeak OP LLC, 5.25%, 12/15/32
(a)
..... 3,297 3,387,275
Ventas Realty LP, 5.10%, 07/15/32 ........ 2,330 2,386,358
Welltower OP LLC
2.75% , 01/15/32 ................... 2,201 1,996,710
3.85% , 06/15/32 ................... 2,515 2,423,518
13,585,216
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts LP, 5.70%, 06/15/32 ... 2,230 2,307,158
Hotels, Restaurants & Leisure — 1.1%
Hyatt Hotels Corp., 5.75%, 03/30/32
(a)
...... 2,145 2,238,091
Marriott International, Inc.
5.10% , 04/15/32
(a)
.................. 1,985 2,039,550
Series GG , 3.50% , 10/15/32 ........... 4,294 3,993,209
McDonald's Corp., 4.60%, 09/09/32
(a)
....... 3,040 3,084,319
Starbucks Corp., 3.00%, 02/14/32
(a)
........ 4,344 3,997,520
15,352,689
Household Durables — 0.1%
PulteGroup, Inc., 7.88%, 06/15/32 ......... 1,313 1,531,582
Household Products — 0.9%
Church & Dwight Co., Inc., 5.60%, 11/15/32 ... 2,328 2,473,834
Clorox Co. (The), 4.60%, 05/01/32
(a)
....... 2,654 2,675,485
Colgate-Palmolive Co., 3.25%, 08/15/32 ..... 2,289 2,155,296
Procter & Gamble Co. (The)
2.30% , 02/01/32
(a)
.................. 3,615 3,292,614
4.10% , 11/03/32 ................... 2,125 2,103,473
12,700,702
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The), 5.80%, 03/15/32 ........ 3,245 3,319,421

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.3%
Honeywell International, Inc., 4.75%, 02/01/32 . USD 2,820 $ 2,871,141
Pentair Finance SARL, 5.90%, 07/15/32 ..... 1,755 1,859,262
4,730,403
Industrial REITs — 0.3%
Americold Realty Operating Partnership LP,
5.60%, 05/15/32 .................. 1,715 1,732,876
Prologis LP, 2.25%, 01/15/32 ............ 2,384 2,103,938
3,836,814
Insurance — 2.7%
Aon Corp., 5.00%, 09/12/32 ............ 2,179 2,235,284
Arthur J Gallagher & Co., 5.00%, 02/15/32 ... 2,057 2,096,288
Assurant, Inc., 2.65%, 01/15/32
(a)
......... 1,640 1,443,834
Berkshire Hathaway Finance Corp., 2.88%,
03/15/32
(a)
...................... 4,300 4,011,298
Brown & Brown, Inc.
4.20% , 03/17/32 ................... 2,606 2,516,830
5.25% , 06/23/32 ................... 2,245 2,297,520
Fairfax Financial Holdings Ltd., 5.63%,
08/16/32
(a)
...................... 2,770 2,890,057
Globe Life, Inc., 4.80%, 06/15/32 ......... 1,745 1,754,123
Kemper Corp., 3.80%, 02/23/32 .......... 1,817 1,680,219
Lincoln National Corp., 3.40%, 03/01/32
(a)
.... 1,256 1,162,459
Manulife Financial Corp., 3.70%, 03/16/32 .... 3,313 3,174,392
Marsh & McLennan Cos., Inc., 5.75%, 11/01/32 2,288 2,455,770
MetLife, Inc., 6.50%, 12/15/32 ........... 2,703 3,052,445
Progressive Corp. (The)
3.00% , 03/15/32 ................... 2,282 2,106,152
6.25% , 12/01/32 ................... 1,856 2,064,229
Prudential Funding Asia plc, 3.63%, 03/24/32
(a)
. 1,565 1,499,333
36,440,233
Interactive Media & Services — 1.3%
Meta Platforms, Inc.
3.85% , 08/15/32 ................... 12,761 12,312,023
4.60% , 11/15/32 ................... 5,560 5,585,534
17,897,557
IT Services — 1.0%
International Business Machines Corp.
2.72% , 02/09/32 ................... 2,055 1,866,525
5.00% , 02/10/32 ................... 3,535 3,638,507
4.40% , 07/27/32
(a)
.................. 3,170 3,160,922
5.88% , 11/29/32 ................... 2,611 2,826,318
VeriSign, Inc., 5.25%, 06/01/32 .......... 2,180 2,231,421
13,723,693
Leisure Products — 0.1%
Brunswick Corp., 4.40%, 09/15/32
(a)
....... 2,066 1,965,315
Life Sciences Tools & Services — 0.6%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32 .. 3,449 3,231,120
Thermo Fisher Scientific, Inc.
4.47% , 10/07/32 ................... 2,705 2,703,474
4.95% , 11/21/32
(a)
.................. 2,546 2,627,301
8,561,895
Machinery — 0.4%
Flowserve Corp., 2.80%, 01/15/32 ........ 2,221 1,974,489
Stanley Black & Decker, Inc., 3.00%, 05/15/32
(a)
2,311 2,077,001
Timken Co. (The), 4.13%, 04/01/32 ........ 1,645 1,579,547
5,631,037
Media — 1.1%
Charter Communications Operating LLC, 2.30%,
02/01/32
(a)
...................... 4,453 3,800,501
Comcast Corp.
4.95% , 05/15/32 ................... 2,755 2,806,157
Security
Par (000)
Par (000) Value
Media (continued)
5.50% , 11/15/32 ................... USD 4,222 $ 4,446,271
Grupo Televisa SAB, 8.50%, 03/11/32 ...... 1,238 1,354,442
Paramount Global, 4.20%, 05/19/32 ....... 3,660 3,387,712
15,795,083
Metals & Mining — 1.4%
ArcelorMittal SA, 6.80%, 11/29/32
(a)
........ 4,289 4,779,580
BHP Billiton Finance USA Ltd., 5.13%, 02/21/32 3,290 3,409,275
Newmont Corp., 2.60%, 07/15/32
(a)
........ 3,674 3,330,383
Nucor Corp., 3.13%, 04/01/32 ........... 2,262 2,091,681
Rio Tinto Finance USA plc, 5.00%, 03/14/32
(a)
. 5,165 5,324,720
18,935,639
Multi-Utilities — 1.1%
Ameren Illinois Co., 3.85%, 09/01/32 ....... 2,171 2,086,390
Consumers Energy Co., 3.60%, 08/15/32
(a)
... 1,598 1,519,198
Dominion Energy, Inc.
Series A , 4.35% , 08/15/32 ............. 1,761 1,724,288
5.38% , 11/15/32 ................... 3,810 3,962,389
Puget Energy, Inc., 4.22%, 03/15/32 ....... 1,966 1,888,188
San Diego Gas & Electric Co., Series XXX,
3.00%, 03/15/32 .................. 2,184 2,004,002
Southern Co. Gas Capital Corp., 5.15%,
09/15/32 ....................... 2,210 2,271,342
15,455,797
Office REITs — 0.5%
Boston Properties LP, 2.55%, 04/01/32 ...... 3,727 3,227,066
Cousins Properties LP, 5.38%, 02/15/32 ..... 1,755 1,794,660
Kilroy Realty LP, 2.50%, 11/15/32 ......... 1,932 1,604,599
Piedmont Operating Partnership LP, 2.75%,
04/01/32 ....................... 950 809,479
7,435,804
Oil, Gas & Consumable Fuels — 6.5%
Boardwalk Pipelines LP, 3.60%, 09/01/32 .... 2,171 2,005,650
BP Capital Markets America, Inc., 2.72%,
01/12/32 ....................... 8,679 7,893,752
Canadian Natural Resources Ltd., 7.20%,
01/15/32 ....................... 1,665 1,871,322
Cenovus Energy, Inc., 2.65%, 01/15/32 ..... 2,316 2,050,552
Cheniere Energy Partners LP, 3.25%, 01/31/32 . 5,309 4,854,130
Chevron USA, Inc.
4.82% , 04/15/32 ................... 2,920 3,002,357
4.50% , 10/15/32
(a)
.................. 5,050 5,097,500
ConocoPhillips, 5.90%, 10/15/32
(a)
........ 2,335 2,539,642
ConocoPhillips Co., 4.85%, 01/15/32
(a)
...... 2,825 2,894,068
DCP Midstream Operating LP, 3.25%, 02/15/32 1,771 1,618,114
Devon Energy Corp., 7.95%, 04/15/32 ...... 1,535 1,780,927
EOG Resources, Inc., 5.00%, 07/15/32 ..... 5,445 5,567,779
Expand Energy Corp., 4.75%, 02/01/32 ..... 4,900 4,819,092
HF Sinclair Corp., 5.50%, 09/01/32 ........ 2,205 2,241,819
Kinder Morgan Energy Partners LP, 7.75%,
03/15/32 ....................... 1,276 1,481,402
Kinder Morgan, Inc., 7.75%, 01/15/32 ...... 4,273 4,944,695
MPLX LP, 4.95%, 09/01/32 ............. 4,456 4,468,448
Occidental Petroleum Corp., 5.38%, 01/01/32
(a)
4,335 4,408,314
ONEOK, Inc.
4.95% , 10/15/32 ................... 3,375 3,379,029
6.10% , 11/15/32
(a)
.................. 3,049 3,263,201
Suncor Energy, Inc., 7.15%, 02/01/32 ...... 2,134 2,395,636
Targa Resources Partners LP, 4.00%, 01/15/32 4,379 4,153,985
Texas Eastern Transmission LP, 7.00%, 07/15/32 1,952 2,190,221
Valero Energy Corp., 7.50%, 04/15/32 ...... 3,027 3,483,276
Williams Cos., Inc. (The)
8.75% , 03/15/32
(c)
.................. 1,918 2,321,773

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.65% , 08/15/32 ................... USD 4,346 $ 4,339,497
89,066,181
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32
(a)
...................... 4,188 3,751,425
Passenger Airlines — 0.5%
American Airlines Pass-Through Trust, Series
2019-1, Class AA, 3.15%, 02/15/32 ...... 1,652 1,545,448
JetBlue Pass-Through Trust
(a)
Series 2019-1 , Class AA , 2.75% , 05/15/32 .. 1,818 1,607,694
Series 2020-1 , Class A , 4.00% , 11/15/32 ... 1,693 1,597,747
United Airlines Pass-Through Trust, Series 2019-
2, Class AA, 2.70%, 05/01/32 .......... 2,206 2,014,018
6,764,907
Personal Care Products — 0.8%
Haleon US Capital LLC, 3.63%, 03/24/32 .... 8,459 8,008,393
Kenvue, Inc., 4.85%, 05/22/32
(a)
.......... 3,185 3,225,834
11,234,227
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co., 2.95%, 03/15/32 ... 7,518 6,922,923
Eli Lilly & Co.
4.90% , 02/12/32
(a)
.................. 4,225 4,362,660
4.55% , 10/15/32 ................... 4,150 4,187,359
Johnson & Johnson, 4.85%, 03/01/32 ...... 5,175 5,380,745
Merck & Co., Inc., 4.55%, 09/15/32 ........ 4,145 4,180,667
Sanofi SA, 4.20%, 11/03/32 ............ 4,525 4,492,378
Zoetis, Inc., 5.60%, 11/16/32
(a)
........... 3,285 3,490,645
33,017,377
Professional Services — 0.8%
Automatic Data Processing, Inc., 4.75%,
05/08/32 ....................... 4,105 4,203,007
Paychex, Inc., 5.35%, 04/15/32 .......... 6,385 6,620,692
10,823,699
Residential REITs — 1.3%
American Homes 4 Rent LP, 3.63%, 04/15/32
(a)
2,565 2,410,008
AvalonBay Communities, Inc., 2.05%, 01/15/32
(a)
2,635 2,309,641
ERP Operating LP, 4.95%, 06/15/32 ....... 2,185 2,237,200
Essex Portfolio LP, 2.65%, 03/15/32 ....... 2,826 2,523,453
Invitation Homes Operating Partnership LP,
4.15%, 04/15/32 .................. 2,625 2,537,982
Mid-America Apartments LP, 5.30%, 02/15/32 . 1,665 1,731,615
Sun Communities Operating LP, 4.20%, 04/15/32 2,562 2,497,043
UDR, Inc., 2.10%, 08/01/32 ............. 1,935 1,654,269
17,901,211
Retail REITs — 1.3%
Agree LP, 4.80%, 10/01/32 ............. 1,357 1,369,839
Brixmor Operating Partnership LP, 5.20%,
04/01/32
(a)
...................... 1,720 1,758,705
Kimco Realty OP LLC, 3.20%, 04/01/32 ..... 2,572 2,379,668
Kite Realty Group LP, 5.20%, 08/15/32 ...... 1,270 1,295,004
Phillips Edison Grocery Center Operating
Partnership I LP, 5.25%, 08/15/32 ....... 1,375 1,402,275
Realty Income Corp.
2.70% , 02/15/32 ................... 1,578 1,419,741
5.63% , 10/13/32
(a)
.................. 3,266 3,461,013
2.85% , 12/15/32 ................... 2,984 2,668,982
Regency Centers LP, 5.00%, 07/15/32 ...... 1,690 1,730,953
17,486,180
Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc., 3.92%, 06/01/32 2,182 2,136,433
Analog Devices, Inc., 4.25%, 10/01/32 ...... 635 636,871
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.
4.55% , 02/15/32 ................... USD 3,675 $ 3,695,249
4.15% , 04/15/32
(b)
.................. 5,067 4,961,659
5.20% , 04/15/32 ................... 4,535 4,716,069
4.90% , 07/15/32 ................... 7,555 7,718,806
4.30% , 11/15/32 ................... 8,909 8,796,286
Intel Corp.
4.15% , 08/05/32 ................... 5,548 5,354,024
4.00% , 12/15/32 ................... 3,215 3,064,576
KLA Corp., 4.65%, 07/15/32 ............ 4,460 4,529,252
Micron Technology, Inc.
2.70% , 04/15/32 ................... 4,213 3,755,527
5.65% , 11/01/32 ................... 2,365 2,480,554
NXP BV
2.65% , 02/15/32 ................... 4,270 3,797,075
4.85% , 08/19/32 ................... 1,400 1,400,654
QUALCOMM, Inc.
1.65% , 05/20/32
(a)
.................. 5,365 4,559,446
4.25% , 05/20/32 ................... 2,110 2,113,052
4.75% , 05/20/32 ................... 1,655 1,688,370
Texas Instruments, Inc., 3.65%, 08/16/32 .... 1,773 1,701,451
TSMC Arizona Corp., 4.25%, 04/22/32 ...... 3,780 3,805,215
70,910,569
Software — 3.1%
Oracle Corp.
5.25% , 02/03/32
(a)
.................. 5,375 5,472,847
4.80% , 09/26/32 ................... 12,710 12,577,550
6.25% , 11/09/32 ................... 9,678 10,365,598
Roper Technologies, Inc., 4.75%, 02/15/32 ... 2,285 2,304,289
Synopsys, Inc., 5.00%, 04/01/32 .......... 6,465 6,605,975
Workday, Inc., 3.80%, 04/01/32 .......... 5,508 5,263,812
42,590,071
Specialized REITs — 1.1%
American Tower Corp., 4.05%, 03/15/32
(a)
.... 2,901 2,811,777
CubeSmart LP, 2.50%, 02/15/32 .......... 2,227 1,968,385
Equinix, Inc., 3.90%, 04/15/32 ........... 5,181 4,977,580
Extra Space Storage LP, 2.35%, 03/15/32 .... 2,754 2,395,557
Weyerhaeuser Co., 7.38%, 03/15/32 ....... 2,858 3,261,579
15,414,878
Specialty Retail — 2.6%
AutoNation, Inc., 3.85%, 03/01/32
(a)
........ 2,990 2,790,648
AutoZone, Inc., 4.75%, 08/01/32 .......... 3,330 3,356,062
Dick's Sporting Goods, Inc., 3.15%, 01/15/32
(a)
. 3,229 2,964,520
Home Depot, Inc. (The)
3.25% , 04/15/32 ................... 5,486 5,139,289
4.50% , 09/15/32
(a)
.................. 5,558 5,634,503
Lowe's Cos., Inc.
3.75% , 04/01/32 ................... 6,515 6,217,388
4.50% , 10/15/32 ................... 5,440 5,388,164
O'Reilly Automotive, Inc., 4.70%, 06/15/32 .... 3,586 3,609,528
35,100,102
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.
4.50% , 05/12/32
(a)
.................. 4,250 4,327,283
3.35% , 08/08/32 ................... 6,615 6,311,198
Dell International LLC
5.30% , 04/01/32 ................... 4,430 4,568,335
4.75% , 10/06/32 ................... 5,395 5,380,169
HP, Inc., 4.20%, 04/15/32 .............. 2,974 2,886,503
NetApp, Inc., 5.50%, 03/17/32 ........... 2,785 2,899,481
Western Digital Corp., 3.10%, 02/01/32 ..... 1,814 1,650,730
28,023,699

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.3%
(a)
Ralph Lauren Corp., 5.00%, 06/15/32 ...... USD 2,140 $ 2,200,741
Tapestry, Inc., 3.05%, 03/15/32 .......... 1,682 1,519,886
3,720,627
Tobacco — 2.1%
Altria Group, Inc., 2.45%, 02/04/32
(a)
....... 7,612 6,690,364
BAT Capital Corp.
4.74% , 03/16/32 ................... 3,876 3,897,450
5.35% , 08/15/32 ................... 4,350 4,497,035
7.75% , 10/19/32 ................... 2,530 2,944,229
Philip Morris International, Inc.
4.25% , 10/29/32 ................... 3,625 3,541,000
5.75% , 11/17/32 ................... 6,459 6,876,258
28,446,336
Trading Companies & Distributors — 0.3%
Air Lease Corp., 2.88%, 01/15/32
(a)
........ 3,177 2,843,795
GATX Corp., 3.50%, 06/01/32 ........... 1,922 1,783,812
4,627,607
Water Utilities — 0.3%
American Water Capital Corp., 4.45%, 06/01/32
(a)
3,514 3,510,723
Wireless Telecommunication Services — 1.7%
America Movil SAB de CV, 4.70%, 07/21/32 ... 3,220 3,241,414
Rogers Communications, Inc., 3.80%, 03/15/32 8,500 8,015,274
T-Mobile USA, Inc.
2.70% , 03/15/32 ................... 4,420 3,952,146
5.13% , 05/15/32 ................... 5,480 5,636,237
Vodafone Group plc, 6.25%, 11/30/32 ...... 2,133 2,313,589
23,158,660
Total Long-Term Investments — 99 .0%
(Cost: $ 1,320,138,828 ) ............................ 1,359,308,805
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.3%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(f)
................... 104,318,169 $ 104,370,328
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 9,706,501 9,706,501
Total Short-Term Securities — 8 .3%
(Cost: $ 114,061,352 ) .............................. 114,076,829
Total Investments — 107 .3%
(Cost: $ 1,434,200,180 ) ............................ 1,473,385,634
Liabilities in Excess of Other Assets — (7.3) % ............. (100,421,589)
Net Assets — 100.0% ...............................
$ 1,372,964,045
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 92,641,718 $ 11,739,006
(a)
$ — $ (7,509) $ (2,887) $ 104,370,328 104,318,169 $ 265,212
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,660,482 6,046,019
(a)
— — — 9,706,501 9,706,501 146,196 —
$ (7,509) $ (2,887) $ 114,076,829 $ 411,408 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
Schedules of Investments
9
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 1,359,308,805 $ — $ 1,359,308,805
Short-Term Securities
Money Market Funds ...................................... 114,076,829 — — 114,076,829
$ 114,076,829 $ 1,359,308,805 $ — $ 1,473,385,634

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.5%
Boeing Co. (The), 6.13%, 02/15/33 ........ USD 1,398 $ 1,504,885
HEICO Corp., 5.35%, 08/01/33 .......... 1,972 2,051,104
L3Harris Technologies, Inc., 5.40%, 07/31/33 .. 5,007 5,219,669
Leidos, Inc., 5.75%, 03/15/33
(a)
.......... 1,950 2,058,571
Lockheed Martin Corp., 5.25%, 01/15/33
(a)
... 3,185 3,345,434
Northrop Grumman Corp., 4.70%, 03/15/33
(a)
.. 3,294 3,320,975
RTX Corp., 5.15%, 02/27/33 ............ 4,070 4,219,551
Textron, Inc., 6.10%, 11/15/33 ........... 1,232 1,332,259
23,052,448
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., 4.88%, 03/03/33
(a)
. 2,943 3,036,630
Automobile Components — 0.2%
Magna International, Inc., 5.50%, 03/21/33
(a)
.. 1,774 1,845,125
Automobiles — 0.2%
Toyota Motor Corp., 5.12%, 07/13/33
(a)
...... 1,652 1,726,872
Banks — 5.2%
Banco Santander SA
6.92% , 08/08/33
(a)
.................. 6,421 7,126,023
6.94% , 11/07/33 ................... 5,175 5,934,715
Canadian Imperial Bank of Commerce, 6.09%,
10/03/33 ....................... 3,711 4,037,325
Citigroup, Inc.
5.88% , 02/22/33
(a)
.................. 1,585 1,689,414
6.00% , 10/31/33 ................... 2,125 2,284,473
KeyBank NA, 5.00%, 01/26/33 ........... 3,403 3,421,781
Royal Bank of Canada
5.00% , 02/01/33
(a)
.................. 5,533 5,698,310
5.00% , 05/02/33 ................... 3,068 3,157,399
Sumitomo Mitsui Financial Group, Inc.
5.77% , 01/13/33 ................... 5,530 5,906,518
5.78% , 07/13/33 ................... 2,260 2,418,313
5.81% , 09/14/33 ................... 3,170 3,402,661
Westpac Banking Corp., 6.82%, 11/17/33 .... 2,420 2,712,711
47,789,643
Beverages — 1.5%
Brown-Forman Corp., 4.75%, 04/15/33
(a)
..... 2,192 2,222,135
Constellation Brands, Inc., 4.90%, 05/01/33
(a)
.. 2,496 2,512,971
Diageo Capital plc
5.50% , 01/24/33 ................... 2,440 2,574,711
5.63% , 10/05/33 ................... 2,975 3,165,520
PepsiCo, Inc., 4.45%, 02/15/33 .......... 3,131 3,169,719
13,645,056
Biotechnology — 2.2%
Amgen, Inc.
4.20% , 03/01/33
(a)
.................. 2,835 2,765,887
5.25% , 03/02/33 ................... 13,504 13,981,711
Gilead Sciences, Inc., 5.25%, 10/15/33 ..... 3,495 3,664,945
20,412,543
Building Products — 0.5%
Fortune Brands Innovations, Inc., 5.88%,
06/01/33
(a)
...................... 1,956 2,068,053
Trane Technologies Financing Ltd., 5.25%,
03/03/33 ....................... 2,197 2,288,005
4,356,058
Capital Markets — 2.4%
Ameriprise Financial, Inc., 5.15%, 05/15/33
(a)
.. 2,682 2,783,685
Brookfield Capital Finance LLC, 6.09%, 06/14/33 1,927 2,064,551
Goldman Sachs Group, Inc. (The), 6.13%,
02/15/33 ....................... 3,390 3,715,105
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Intercontinental Exchange, Inc., 4.60%,
03/15/33
(a)
...................... USD 5,141 $ 5,181,860
Nomura Holdings, Inc.
6.18% , 01/18/33 ................... 2,295 2,484,644
6.09% , 07/12/33
(a)
.................. 2,240 2,435,035
S&P Global, Inc., 5.25%, 09/15/33 ........ 2,630 2,759,567
21,424,447
Chemicals — 1.5%
Air Products & Chemicals, Inc., 4.80%,
03/03/33
(a)
...................... 2,093 2,130,817
Dow Chemical Co. (The), 6.30%, 03/15/33
(a)
.. 2,043 2,187,610
Eastman Chemical Co., 5.75%, 03/08/33
(a)
... 1,703 1,786,613
EIDP, Inc., 4.80%, 05/15/33 ............ 2,095 2,101,375
FMC Corp., 5.65%, 05/18/33
(a)
........... 1,719 1,643,659
LYB International Finance III LLC, 5.63%,
05/15/33
(a)
...................... 1,767 1,804,492
Mosaic Co. (The), 5.45%, 11/15/33 ........ 1,618 1,664,577
13,319,143
Commercial Services & Supplies — 1.2%
Republic Services, Inc.
(a)
2.38% , 03/15/33 ................... 2,475 2,156,875
5.00% , 12/15/33 ................... 2,130 2,198,369
Veralto Corp., 5.45%, 09/18/33 .......... 2,345 2,455,205
Waste Connections, Inc., 4.20%, 01/15/33 .... 2,497 2,449,669
Waste Management, Inc., 4.63%, 02/15/33
(a)
.. 1,698 1,717,114
10,977,232
Consumer Finance — 1.9%
AerCap Ireland Capital DAC, 3.40%, 10/29/33
(a)
5,007 4,513,867
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 .. 3,984 4,284,542
General Motors Financial Co., Inc., 6.40%,
01/09/33 ....................... 3,304 3,557,900
John Deere Capital Corp., Series I, 5.15%,
09/08/33
(a)
...................... 3,380 3,535,480
Toyota Motor Credit Corp., 4.70%, 01/12/33 ... 1,745 1,771,457
17,663,246
Consumer Staples Distribution & Retail — 1.0%
Dollar General Corp., 5.45%, 07/05/33 ...... 2,822 2,916,613
Target Corp., 4.40%, 01/15/33
(a)
.......... 1,705 1,702,829
Walmart, Inc., 4.10%, 04/15/33
(a)
......... 4,943 4,920,086
9,539,528
Containers & Packaging — 0.7%
Amcor Finance USA, Inc., 5.63%, 05/26/33 ... 1,685 1,760,376
Avery Dennison Corp., 5.75%, 03/15/33
(a)
.... 1,281 1,357,498
Packaging Corp. of America, 5.70%, 12/01/33 . 1,375 1,454,420
WRKCo, Inc., 3.00%, 06/15/33
(a)
.......... 2,097 1,864,728
6,437,022
Distributors — 0.3%
(a)
Genuine Parts Co., 6.88%, 11/01/33 ....... 1,310 1,454,012
LKQ Corp., 6.25%, 06/15/33 ............ 1,605 1,710,001
3,164,013
Diversified REITs — 0.7%
GLP Capital LP
5.25% , 02/15/33 ................... 1,815 1,816,648
6.75% , 12/01/33 ................... 1,350 1,458,599
Simon Property Group LP, 5.50%, 03/08/33
(a)
.. 2,064 2,174,657
WP Carey, Inc., 2.25%, 04/01/33 ......... 1,540 1,287,787
6,737,691
Diversified Telecommunication Services — 2.8%
AT&T, Inc., 2.55%, 12/01/33 ............ 12,430 10,557,791
Bell Telephone Co. of Canada or Bell Canada,
5.10%, 05/11/33
(a)
................. 2,829 2,872,870

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
5.05% , 05/09/33
(a)
.................. USD 3,278 $ 3,348,828
4.50% , 08/10/33 ................... 7,132 7,014,735
6.40% , 09/15/33 ................... 1,180 1,302,145
25,096,369
Electric Utilities — 10.4%
AEP Texas, Inc., 5.40%, 06/01/33 ......... 1,525 1,573,090
Alabama Power Co., 5.85%, 11/15/33 ...... 945 1,015,489
American Electric Power Co., Inc., 5.63%,
03/01/33 ....................... 2,752 2,896,462
Arizona Public Service Co., 5.55%, 08/01/33
(a)
. 1,712 1,792,943
CenterPoint Energy Houston Electric LLC
Series K2 , 6.95% , 03/15/33 ............ 1,030 1,173,979
4.95% , 04/01/33 ................... 1,987 2,025,200
Commonwealth Edison Co., 4.90%, 02/01/33
(a)
. 961 982,889
Connecticut Light & Power Co. (The), 4.90%,
07/01/33 ....................... 898 913,089
Dominion Energy South Carolina, Inc., 5.30%,
05/15/33 ....................... 753 785,061
DTE Electric Co., 5.20%, 04/01/33 ........ 2,054 2,138,676
Duke Energy Carolinas LLC, 4.95%, 01/15/33
(a)
3,857 3,973,601
Duke Energy Corp., 5.75%, 09/15/33
(a)
...... 2,067 2,193,183
Duke Energy Florida LLC, 5.88%, 11/15/33 ... 2,040 2,207,885
Duke Energy Ohio, Inc., 5.25%, 04/01/33 .... 1,165 1,211,911
Duke Energy Progress LLC, 5.25%, 03/15/33 .. 1,661 1,732,057
Entergy Arkansas LLC
5.15% , 01/15/33 ................... 1,399 1,448,771
5.30% , 09/15/33 ................... 945 981,378
Entergy Louisiana LLC, 4.00%, 03/15/33 .... 2,518 2,428,890
Entergy Mississippi LLC, 5.00%, 09/01/33
(a)
... 910 927,385
Evergy Kansas Central, Inc., 5.90%, 11/15/33 . 1,020 1,097,863
Evergy Metro, Inc., 4.95%, 04/15/33 ....... 835 851,905
Eversource Energy, 5.13%, 05/15/33 ....... 2,640 2,679,490
Exelon Corp., 5.30%, 03/15/33 ........... 2,909 3,023,228
FirstEnergy Transmission LLC, 4.75%,
01/15/33
(b)
...................... 1,495 1,493,475
Florida Power & Light Co.
5.10% , 04/01/33 ................... 2,404 2,489,983
4.80% , 05/15/33 ................... 2,661 2,713,853
Georgia Power Co., 4.95%, 05/17/33
(a)
...... 3,176 3,242,427
Interstate Power & Light Co., 5.70%, 10/15/33 . 945 997,417
Kentucky Utilities Co., Series KENT, 5.45%,
04/15/33 ....................... 1,355 1,418,464
Louisville Gas & Electric Co., Series LOU, 5.45%,
04/15/33
(a)
...................... 1,308 1,369,985
NextEra Energy Capital Holdings, Inc., 5.05%,
02/28/33 ....................... 3,337 3,414,138
Ohio Power Co., 5.00%, 06/01/33 ......... 1,280 1,299,920
Oklahoma Gas & Electric Co., 5.40%, 01/15/33
(a)
1,516 1,588,493
Oncor Electric Delivery Co. LLC
7.25% , 01/15/33 ................... 1,044 1,201,570
5.65% , 11/15/33 ................... 2,716 2,890,858
Pacific Gas & Electric Co.
6.15% , 01/15/33 ................... 2,365 2,508,979
6.40% , 06/15/33 ................... 3,884 4,183,576
PECO Energy Co., 4.90%, 06/15/33
(a)
...... 1,869 1,913,377
PPL Electric Utilities Corp., 5.00%, 05/15/33 .. 1,934 1,988,537
Public Service Co. of New Hampshire, 5.35%,
10/01/33
(a)
...................... 1,952 2,042,201
Public Service Co. of Oklahoma, 5.25%,
01/15/33 ....................... 1,565 1,608,465
Public Service Electric & Gas Co.
4.65% , 03/15/33
(a)
.................. 1,719 1,730,849
5.20% , 08/01/33 ................... 1,645 1,709,390
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southern Co. (The), 5.20%, 06/15/33 ....... USD 2,522 $ 2,593,904
Southwestern Electric Power Co., 5.30%,
04/01/33 ....................... 1,110 1,134,270
Virginia Electric & Power Co.
(a)
5.00% , 04/01/33 ................... 2,562 2,615,554
5.30% , 08/15/33 ................... 1,294 1,342,885
Wisconsin Electric Power Co., 5.63%, 05/15/33 1,065 1,142,581
Wisconsin Power & Light Co., 4.95%, 04/01/33 . 1,076 1,093,207
Xcel Energy, Inc., 5.45%, 08/15/33 ........ 2,728 2,830,525
94,613,308
Electrical Equipment — 0.9%
Eaton Corp., 4.15%, 03/15/33
(a)
.......... 4,333 4,269,397
Regal Rexnord Corp., 6.40%, 04/15/33 ..... 4,057 4,344,890
8,614,287
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., 4.40%, 02/15/33 ......... 3,440 3,403,045
Trimble, Inc., 6.10%, 03/15/33 ........... 2,668 2,859,604
6,262,649
Energy Equipment & Services — 0.2%
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 .. 1,350 1,438,060
Entertainment — 0.2%
Walt Disney Co. (The), 6.55%, 03/15/33 ..... 1,221 1,386,934
Financial Services — 2.0%
Apollo Global Management, Inc., 6.38%,
11/15/33 ....................... 1,833 2,018,851
Corebridge Financial, Inc., 6.05%, 09/15/33 ... 1,718 1,831,922
Equitable Holdings, Inc., 5.59%, 01/11/33
(a)
... 1,635 1,713,590
Fiserv, Inc.
5.60% , 03/02/33 ................... 2,898 2,984,413
5.63% , 08/21/33 ................... 4,319 4,451,195
Mastercard, Inc., 4.85%, 03/09/33 ......... 2,540 2,608,579
National Rural Utilities Cooperative Finance
Corp., 5.80%, 01/15/33 .............. 2,130 2,287,102
17,895,652
Food Products — 2.8%
Archer-Daniels-Midland Co., 4.50%, 08/15/33
(a)
1,810 1,803,410
General Mills, Inc., 4.95%, 03/29/33
(a)
...... 3,337 3,384,858
Hershey Co. (The), 4.50%, 05/04/33 ....... 1,427 1,434,626
J M Smucker Co. (The), 6.20%, 11/15/33
(a)
... 3,348 3,630,399
JBS USA Holding Lux SARL, 5.75%, 04/01/33 . 5,428 5,656,231
Kellanova, 5.25%, 03/01/33 ............ 1,006 1,040,636
McCormick & Co., Inc., 4.95%, 04/15/33 ..... 1,689 1,715,100
Pilgrim's Pride Corp., 6.25%, 07/01/33 ...... 3,301 3,520,049
Unilever Capital Corp., 5.00%, 12/08/33
(a)
.... 2,795 2,903,509
25,088,818
Gas Utilities — 0.8%
Atmos Energy Corp., 5.90%, 11/15/33 ...... 2,355 2,552,305
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/33 1,147 1,191,816
Southern California Gas Co., 5.20%, 06/01/33 . 1,650 1,706,111
Spire Missouri, Inc., 4.80%, 02/15/33 ....... 1,348 1,358,986
6,809,218
Ground Transportation — 1.1%
Canadian National Railway Co., 5.85%,
11/01/33
(a)
...................... 935 1,018,601
CSX Corp., 5.20%, 11/15/33 ............ 2,043 2,130,398
Norfolk Southern Corp., 4.45%, 03/01/33 .... 1,813 1,807,048
Ryder System, Inc., 6.60%, 12/01/33
(a)
...... 1,940 2,157,449
Union Pacific Corp., 4.50%, 01/20/33
(a)
...... 2,891 2,906,100
10,019,596

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.4%
Medtronic Global Holdings SCA, 4.50%,
03/30/33
(a)
...................... USD 3,443 $ 3,447,032
Health Care Providers & Services — 4.8%
Cigna Group (The), 5.40%, 03/15/33
(a)
...... 2,677 2,788,792
CVS Health Corp.
5.25% , 02/21/33
(a)
.................. 5,631 5,785,227
5.30% , 06/01/33 ................... 4,287 4,403,498
Elevance Health, Inc., 4.75%, 02/15/33 ..... 3,361 3,374,241
HCA, Inc., 5.50%, 06/01/33 ............. 4,167 4,338,903
Humana, Inc., 5.88%, 03/01/33 .......... 2,398 2,527,197
McKesson Corp., 5.10%, 07/15/33 ........ 2,160 2,231,584
Providence St Joseph Health Obligated Group,
5.40%, 10/01/33 .................. 1,603 1,655,575
Quest Diagnostics, Inc., 6.40%, 11/30/33
(a)
... 2,430 2,694,581
Sutter Health, 5.16%, 08/15/33 .......... 790 815,749
UnitedHealth Group, Inc.
5.35% , 02/15/33 ................... 6,399 6,677,817
4.50% , 04/15/33 ................... 5,183 5,138,977
UPMC, 5.04%, 05/15/33 .............. 1,485 1,519,603
43,951,744
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc., 1.88%,
02/01/33 ....................... 3,386 2,764,775
Healthpeak OP LLC, 4.75%, 01/15/33 ...... 1,395 1,387,376
National Health Investors, Inc., 5.35%, 02/01/33
(a)
960 950,645
Omega Healthcare Investors, Inc., 3.25%,
04/15/33
(a)
...................... 2,264 1,997,316
7,100,112
Hotels, Restaurants & Leisure — 0.8%
Darden Restaurants, Inc., 6.30%, 10/10/33 ... 1,748 1,893,154
Marriott International, Inc., Series II, 2.75%,
10/15/33 ....................... 2,336 2,029,463
McDonald's Corp., 4.95%, 08/14/33
(a)
....... 2,039 2,101,368
Starbucks Corp., 4.80%, 02/15/33 ......... 1,664 1,685,917
7,709,902
Household Durables — 0.2%
PulteGroup, Inc., 6.38%, 05/15/33 ......... 1,387 1,515,738
Household Products — 0.6%
(a)
Colgate-Palmolive Co., 4.60%, 03/01/33 ..... 1,621 1,657,122
Kimberly-Clark Corp., 4.50%, 02/16/33 ...... 1,131 1,147,384
Procter & Gamble Co. (The), 4.05%, 01/26/33 . 2,732 2,734,526
5,539,032
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC, 5.80%,
03/01/33 ....................... 1,980 2,114,532
Industrial Conglomerates — 0.4%
Honeywell International, Inc., 5.00%, 02/15/33 . 3,597 3,701,475
Industrial REITs — 0.5%
Prologis LP
4.63% , 01/15/33
(a)
.................. 1,930 1,942,564
4.75% , 06/15/33 ................... 2,626 2,650,944
4,593,508
Insurance — 3.9%
Allstate Corp. (The)
5.25% , 03/30/33
(a)
.................. 2,467 2,553,617
5.35% , 06/01/33 ................... 1,139 1,187,278
American International Group, Inc., 5.13%,
03/27/33 ....................... 2,460 2,525,928
Aon Corp., 5.35%, 02/28/33 ............ 2,560 2,663,847
Arthur J Gallagher & Co., 5.50%, 03/02/33 ... 1,165 1,215,265
Athene Holding Ltd., 6.65%, 02/01/33
(a)
..... 1,412 1,532,397
Security
Par (000)
Par (000) Value
Insurance (continued)
CNA Financial Corp., 5.50%, 06/15/33 ...... USD 1,757 $ 1,819,611
Fairfax Financial Holdings Ltd., 6.00%, 12/07/33 1,990 2,115,815
Marsh & McLennan Cos., Inc.
(a)
5.88% , 08/01/33 ................... 1,143 1,237,389
5.40% , 09/15/33 ................... 1,880 1,973,893
MetLife, Inc., 5.38%, 07/15/33
(a)
.......... 3,449 3,631,207
Principal Financial Group, Inc., 5.38%, 03/15/33
(a)
1,395 1,450,841
Progressive Corp. (The), 4.95%, 06/15/33
(a)
... 1,690 1,736,871
Prudential Financial, Inc., 5.75%, 07/15/33
(a)
.. 1,263 1,364,978
Reinsurance Group of America, Inc., 6.00%,
09/15/33 ....................... 1,356 1,448,182
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 2,380 2,491,183
Travelers Property Casualty Corp., 6.38%,
03/15/33
(a)
...................... 1,653 1,860,140
Willis North America, Inc., 5.35%, 05/15/33 ... 2,559 2,643,101
35,451,543
Interactive Media & Services — 0.7%
Meta Platforms, Inc., 4.95%, 05/15/33 ...... 5,777 5,926,004
IT Services — 0.5%
(a)
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 ... 2,149 2,242,574
International Business Machines Corp., 4.75%,
02/06/33 ....................... 2,615 2,656,670
4,899,244
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/33 . 3,465 3,590,380
Machinery — 0.8%
Ingersoll Rand, Inc., 5.70%, 08/14/33 ....... 3,277 3,481,707
Nordson Corp., 5.80%, 09/15/33 .......... 1,764 1,886,898
nVent Finance SARL, 5.65%, 05/15/33 ...... 1,575 1,647,664
7,016,269
Media — 3.1%
Charter Communications Operating LLC, 4.40%,
04/01/33 ....................... 3,383 3,178,568
Comcast Corp.
4.25% , 01/15/33 ................... 5,530 5,389,917
4.65% , 02/15/33 ................... 3,226 3,222,843
7.05% , 03/15/33
(a)
.................. 2,415 2,756,825
4.80% , 05/15/33 ................... 3,367 3,380,305
Fox Corp., 6.50%, 10/13/33 ............ 4,126 4,530,083
Interpublic Group of Cos., Inc. (The), 5.38%,
06/15/33
(a)
...................... 998 1,016,753
Paramount Global, 5.50%, 05/15/33 ....... 1,128 1,108,564
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ....................... 3,250 3,774,429
28,358,287
Metals & Mining — 2.1%
BHP Billiton Finance USA Ltd.
4.90% , 02/28/33
(a)
.................. 2,472 2,524,848
5.25% , 09/08/33 ................... 5,083 5,287,783
Kinross Gold Corp., 6.25%, 07/15/33 ....... 1,732 1,887,524
Rio Tinto Alcan, Inc., 6.13%, 12/15/33 ...... 2,547 2,800,841
Rio Tinto Finance USA plc, 5.00%, 03/09/33 .. 2,103 2,164,036
Vale Overseas Ltd., 6.13%, 06/12/33
(a)
...... 4,412 4,732,339
19,397,371
Multi-Utilities — 2.2%
Ameren Illinois Co., 4.95%, 06/01/33
(a)
...... 1,758 1,800,717
Black Hills Corp., 4.35%, 05/01/33 ........ 1,319 1,275,634
Consolidated Edison Co. of New York, Inc.,
5.20%, 03/01/33
(a)
................. 1,655 1,723,271
Consumers Energy Co., 4.63%, 05/15/33
(a)
... 2,422 2,429,328
Dominion Energy, Inc.
Series E , 6.30% , 03/15/33 ............. 765 828,404

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series F , 5.25% , 08/01/33
(a)
............ USD 1,745 $ 1,787,236
National Grid plc, 5.81%, 06/12/33
(a)
....... 2,636 2,808,516
NiSource, Inc., 5.40%, 06/30/33
(a)
......... 1,553 1,610,070
Public Service Enterprise Group, Inc., 6.13%,
10/15/33 ....................... 1,347 1,454,048
Sempra, 5.50%, 08/01/33
(a)
............. 2,299 2,402,761
Southern Co. Gas Capital Corp., 5.75%,
09/15/33 ....................... 1,785 1,890,790
20,010,775
Office REITs — 0.5%
Boston Properties LP, 2.45%, 10/01/33 ...... 2,885 2,368,968
COPT Defense Properties LP, 2.90%, 12/01/33 1,331 1,135,403
Kilroy Realty LP, 2.65%, 11/15/33 ......... 1,483 1,209,667
4,714,038
Oil, Gas & Consumable Fuels — 10.0%
BP Capital Markets America, Inc.
4.81% , 02/13/33 ................... 7,298 7,392,805
4.89% , 09/11/33 ................... 5,008 5,094,457
Canadian Natural Resources Ltd., 6.45%,
06/30/33 ....................... 1,097 1,187,504
Cheniere Energy Partners LP, 5.95%, 06/30/33 . 4,577 4,831,672
ConocoPhillips Co., 5.05%, 09/15/33
(a)
...... 3,345 3,445,017
Diamondback Energy, Inc., 6.25%, 03/15/33 .. 3,541 3,813,345
Enbridge, Inc.
5.70% , 03/08/33 ................... 6,979 7,359,398
2.50% , 08/01/33
(a)
.................. 3,998 3,408,951
Energy Transfer LP
5.75% , 02/15/33 ................... 4,933 5,163,753
6.55% , 12/01/33 ................... 4,886 5,339,369
Enterprise Products Operating LLC
5.35% , 01/31/33 ................... 3,170 3,317,483
Series D , 6.88% , 03/01/33 ............ 1,707 1,937,841
Hess Corp., 7.13%, 03/15/33 ............ 1,738 2,021,559
Kinder Morgan Energy Partners LP, 7.30%,
08/15/33 ....................... 1,624 1,861,452
Kinder Morgan, Inc.
4.80% , 02/01/33 ................... 2,447 2,447,512
5.20% , 06/01/33
(a)
.................. 4,941 5,058,994
MPLX LP
5.00% , 01/15/33 ................... 2,455 2,455,262
5.00% , 03/01/33 ................... 3,679 3,683,881
ONEOK, Inc., 6.05%, 09/01/33 ........... 4,940 5,236,243
Ovintiv, Inc., 6.25%, 07/15/33
(a)
.......... 1,978 2,073,122
Phillips 66 Co., 5.30%, 06/30/33
(a)
......... 2,991 3,079,231
Targa Resources Corp.
4.20% , 02/01/33 ................... 2,676 2,547,611
6.13% , 03/15/33 ................... 2,817 3,001,557
Western Midstream Operating LP, 6.15%,
04/01/33 ....................... 2,473 2,605,620
Williams Cos., Inc. (The), 5.65%, 03/15/33 ... 2,456 2,582,689
90,946,328
Personal Care Products — 0.7%
(a)
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/33 2,281 2,286,574
Kenvue, Inc., 4.90%, 03/22/33 ........... 4,140 4,182,928
6,469,502
Pharmaceuticals — 4.1%
Astrazeneca Finance LLC, 4.88%, 03/03/33 ... 1,699 1,754,545
Bristol-Myers Squibb Co., 5.90%, 11/15/33
(a)
.. 3,385 3,681,588
Eli Lilly & Co., 4.70%, 02/27/33
(a)
......... 3,303 3,374,756
Johnson & Johnson
(a)
4.95% , 05/15/33 ................... 1,620 1,705,595
4.38% , 12/05/33 ................... 2,827 2,866,014
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Merck & Co., Inc.
4.50% , 05/17/33
(a)
.................. USD 5,195 $ 5,235,414
6.50% , 12/01/33
(c)
.................. 2,058 2,341,380
Pfizer Investment Enterprises Pte. Ltd., 4.75%,
05/19/33 ....................... 16,206 16,401,990
37,361,282
Professional Services — 0.6%
Concentrix Corp., 6.85%, 08/02/33
(a)
....... 1,796 1,826,634
Jacobs Engineering Group, Inc., 5.90%,
03/01/33
(a)
...................... 1,683 1,771,345
Verisk Analytics, Inc., 5.75%, 04/01/33 ...... 1,755 1,855,792
5,453,771
Residential REITs — 0.8%
AvalonBay Communities, Inc.
5.00% , 02/15/33 ................... 1,096 1,121,381
5.30% , 12/07/33 ................... 1,375 1,431,178
Invitation Homes Operating Partnership LP
4.95% , 01/15/33
(a)
.................. 1,805 1,813,620
5.50% , 08/15/33 ................... 1,200 1,248,618
UDR, Inc.
1.90% , 03/15/33 ................... 1,236 1,018,611
2.10% , 06/15/33
(a)
.................. 1,035 862,741
7,496,149
Retail REITs — 1.1%
Agree LP, 2.60%, 06/15/33
(a)
............ 1,011 870,988
Brixmor Operating Partnership LP, 4.85%,
02/15/33 ....................... 1,095 1,090,958
Kimco Realty OP LLC, 4.60%, 02/01/33
(a)
.... 2,101 2,091,178
NNN REIT, Inc., 5.60%, 10/15/33 ......... 1,650 1,726,517
Realty Income Corp.
4.50% , 02/01/33 ................... 1,270 1,255,720
1.80% , 03/15/33 ................... 1,425 1,179,846
4.90% , 07/15/33 ................... 1,742 1,764,489
9,979,696
Semiconductors & Semiconductor Equipment — 4.0%
Broadcom, Inc.
2.60% , 02/15/33 ................... 5,689 5,002,153
3.42% , 04/15/33 ................... 7,105 6,628,877
Intel Corp., 5.20%, 02/10/33
(a)
........... 7,508 7,659,238
Marvell Technology, Inc., 5.95%, 09/15/33 .... 1,754 1,875,182
Micron Technology, Inc.
5.88% , 02/09/33 ................... 2,528 2,682,881
5.88% , 09/15/33 ................... 2,934 3,120,096
NXP BV, 5.00%, 01/15/33 .............. 3,380 3,412,760
QUALCOMM, Inc., 5.40%, 05/20/33
(a)
...... 2,381 2,528,175
Texas Instruments, Inc., 4.90%, 03/14/33
(a)
... 3,208 3,305,660
36,215,022
Software — 1.0%
Intuit, Inc., 5.20%, 09/15/33 ............. 4,300 4,491,128
Oracle Corp., 4.90%, 02/06/33 ........... 5,005 4,971,157
9,462,285
Specialized REITs — 1.9%
American Tower Corp.
5.65% , 03/15/33 ................... 2,631 2,773,258
5.55% , 07/15/33 ................... 2,830 2,960,066
5.90% , 11/15/33
(a)
.................. 2,436 2,607,104
Crown Castle, Inc., 5.10%, 05/01/33 ....... 2,514 2,546,126
Extra Space Storage LP, 4.95%, 01/15/33
(a)
... 2,385 2,401,350
Public Storage Operating Co., 5.10%, 08/01/33 2,259 2,344,214
Weyerhaeuser Co., 3.38%, 03/09/33 ....... 1,602 1,461,103
17,093,221

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
14
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Specialty Retail — 1.6%
AutoZone, Inc.
4.75% , 02/01/33 ................... USD 2,016 $ 2,017,338
5.20% , 08/01/33 ................... 1,050 1,079,021
6.55% , 11/01/33 ................... 1,438 1,603,622
Lowe's Cos., Inc.
5.00% , 04/15/33 ................... 4,092 4,179,349
5.15% , 07/01/33 ................... 3,436 3,537,131
Tractor Supply Co., 5.25%, 05/15/33
(a)
...... 2,449 2,532,908
14,949,369
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc., 4.30%, 05/10/33 ............ 3,258 3,298,372
Dell International LLC, 5.75%, 02/01/33 ..... 3,309 3,493,758
HP, Inc., 5.50%, 01/15/33
(a)
............. 3,618 3,729,996
10,522,126
Tobacco — 2.2%
Altria Group, Inc., 6.88%, 11/01/33 ........ 1,660 1,864,705
BAT Capital Corp.
4.63% , 03/22/33 ................... 2,270 2,244,848
6.42% , 08/02/33
(a)
.................. 4,101 4,503,047
Philip Morris International, Inc.
5.38% , 02/15/33
(a)
.................. 7,226 7,530,057
5.63% , 09/07/33 ................... 3,473 3,672,566
19,815,223
Trading Companies & Distributors — 0.3%
GATX Corp.
4.90% , 03/15/33 ................... 1,348 1,354,831
5.45% , 09/15/33 ................... 1,261 1,301,774
2,656,605
Wireless Telecommunication Services — 2.0%
America Movil SAB de CV, 5.00%, 01/20/33 ... 1,505 1,530,345
T-Mobile USA, Inc.
4.63% , 01/15/33 ................... 2,430 2,414,301
5.20% , 01/15/33 ................... 3,961 4,078,331
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
5.05% , 07/15/33 ................... USD 8,466 $ 8,623,208
6.70% , 12/15/33 ................... 1,680 1,878,627
18,524,812
Total Long-Term Investments — 98 .6%
(Cost: $ 875,203,929 ) .............................. 898,333,965
Shares
Shares
Short-Term Securities
Money Market Funds — 10.2%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(f)
................... 87,956,698 88,000,676
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 4,858,796 4,858,796
Total Short-Term Securities — 10 .2%
(Cost: $ 92,848,115 ) ............................... 92,859,472
Total Investments — 108 .8%
(Cost: $ 968,052,044 ) .............................. 991,193,437
Liabilities in Excess of Other Assets — (8.8) % ............. (80,396,452)
Net Assets — 100.0% ...............................
$ 910,796,985
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 55,676,923 $ 32,337,484
(a)
$ — $ (13,496) $ (235) $ 88,000,676 87,956,698 $ 275,556
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,081,439 1,777,357
(a)
— — — 4,858,796 4,858,796 148,524 —
$ (13,496) $ (235) $ 92,859,472 $ 424,080 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
Schedules of Investments
15
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 898,333,965 $ — $ 898,333,965
Short-Term Securities
Money Market Funds ...................................... 92,859,472 — — 92,859,472
$ 92,859,472 $ 898,333,965 $ — $ 991,193,437

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.7%
Boeing Co. (The), 3.25%, 02/01/35 ........ USD 343 $ 298,682
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 293 313,727
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............... 460 451,280
General Dynamics Corp., 4.95%, 08/15/35
(a)
.. 340 347,441
Hexcel Corp., 5.88%, 02/26/35 ........... 148 154,782
Huntington Ingalls Industries, Inc., 5.75%,
01/15/35 ....................... 224 236,230
L3Harris Technologies, Inc., 4.85%, 04/27/35 .. 189 188,404
Leidos, Inc., 5.50%, 03/15/35 ........... 184 190,853
Lockheed Martin Corp.
3.60% , 03/01/35 ................... 224 207,113
5.00% , 08/15/35 ................... 345 352,204
Northrop Grumman Corp., 5.25%, 07/15/35
(a)
.. 225 233,848
RTX Corp., 5.40%, 05/01/35 ............ 216 227,583
Textron, Inc., 5.50%, 05/15/35 ........... 239 247,654
3,449,801
Air Freight & Logistics — 0.6%
FedEx Corp., 3.90%, 02/01/35 ........... 155 141,457
United Parcel Service, Inc., 5.25%, 05/14/35 .. 550 570,776
712,233
Automobile Components — 0.2%
Magna International, Inc., 5.88%, 06/01/35 ... 190 200,401
Automobiles — 1.0%
General Motors Co.
5.00% , 04/01/35
(a)
.................. 315 309,181
6.25% , 04/15/35 ................... 220 233,793
Honda Motor Co. Ltd., 5.34%, 07/08/35
(a)
.... 430 441,368
Toyota Motor Corp., 5.05%, 06/30/35 ....... 230 236,645
1,220,987
Banks — 1.4%
Banco Santander SA, 6.03%, 01/17/35 ...... 440 472,053
HSBC Bank USA NA, 5.63%, 08/15/35 ...... 160 167,351
Sumitomo Mitsui Financial Group, Inc., 5.63%,
01/15/35 ....................... 435 462,599
Toronto-Dominion Bank (The), 4.93%, 10/15/35 120 120,211
Wachovia Corp., 5.50%, 08/01/35 ......... 333 342,881
Wells Fargo & Co., 5.38%, 02/07/35
(a)
...... 211 222,961
1,788,056
Beverages — 1.8%
Anheuser-Busch InBev Worldwide, Inc., 5.88%,
06/15/35 ....................... 120 131,577
Coca-Cola Femsa SAB de CV, 5.10%, 05/06/35 190 191,861
Constellation Brands, Inc., 4.95%, 11/01/35 ... 60 59,099
Diageo Investment Corp.
5.63% , 04/15/35 ................... 330 349,186
7.45% , 04/15/35 ................... 179 215,761
Keurig Dr Pepper, Inc., 5.15%, 05/15/35 ..... 225 224,700
PepsiCo, Inc.
5.00% , 02/07/35 ................... 543 557,332
5.00% , 07/23/35 ................... 535 548,149
2,277,665
Biotechnology — 2.6%
AbbVie, Inc.
4.55% , 03/15/35 ................... 715 706,313
5.20% , 03/15/35 ................... 425 439,386
4.50% , 05/14/35 ................... 1,045 1,025,999
Biogen, Inc., 5.75%, 05/15/35 ........... 265 277,977
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Gilead Sciences, Inc.
(a)
5.10% , 06/15/35 ................... USD 446 $ 458,727
4.60% , 09/01/35 ................... 436 431,468
3,339,870
Broadline Retail — 0.4%
Alibaba Group Holding Ltd., 5.25%, 05/26/35
(a)
. 465 489,309
Building Products — 1.0%
Amrize Finance US LLC, 5.40%, 04/07/35
(b)
... 425 438,658
Carlisle Cos., Inc., 5.25%, 09/15/35
(a)
....... 230 234,028
CRH America Finance, Inc., 5.50%, 01/09/35 .. 550 573,778
1,246,464
Capital Markets — 2.2%
Ameriprise Financial, Inc., 5.20%, 04/15/35 ... 332 339,163
Brookfield Asset Management Ltd., 5.80%,
04/24/35 ....................... 300 313,823
Brookfield Finance, Inc., 5.68%, 01/15/35 .... 220 228,465
Carlyle Group, Inc. (The), 5.05%, 09/19/35 ... 190 188,086
KKR & Co., Inc., 5.10%, 08/07/35 ......... 265 264,223
Lazard Group LLC, 5.63%, 08/01/35 ....... 115 116,827
LPL Holdings, Inc.
5.65% , 03/15/35 ................... 200 203,799
5.75% , 06/15/35
(a)
.................. 215 220,391
MSCI, Inc., 5.25%, 09/01/35 ............ 550 551,754
Nomura Holdings, Inc., 5.49%, 06/29/35 ..... 210 217,089
Raymond James Financial, Inc., 4.90%, 09/11/35 210 208,000
2,851,620
Chemicals — 0.8%
Dow Chemical Co. (The), 5.35%, 03/15/35
(a)
.. 179 177,811
Ecolab, Inc., 5.00%, 09/01/35
(a)
.......... 245 249,668
LYB International Finance III LLC, 6.15%,
05/15/35
(a)
...................... 225 233,058
Nutrien Ltd., 4.13%, 03/15/35 ........... 185 172,279
Sherwin-Williams Co. (The), 5.15%, 08/15/35 .. 215 218,819
1,051,635
Commercial Services & Supplies — 1.5%
J Paul Getty Trust (The), 4.91%, 04/01/35 .... 200 205,319
RELX Capital, Inc., 5.25%, 03/27/35 ....... 328 338,878
Republic Services, Inc., 5.15%, 03/15/35
(a)
... 315 325,634
Rollins, Inc., 5.25%, 02/24/35 ........... 216 219,552
Waste Connections, Inc., 5.25%, 09/01/35 .... 225 231,980
Waste Management, Inc., 4.95%, 03/15/35 ... 642 652,048
1,973,411
Communications Equipment — 0.8%
Cisco Systems, Inc., 5.10%, 02/24/35 ...... 558 574,134
Motorola Solutions, Inc., 5.55%, 08/15/35 .... 385 400,055
974,189
Construction & Engineering — 0.1%
Quanta Services, Inc., 5.10%, 08/09/35 ..... 165 166,258
Consumer Finance — 1.6%
AerCap Ireland Capital DAC, 5.00%, 11/15/35 . 95 94,129
American Honda Finance Corp., 5.20%,
03/05/35
(a)
...................... 215 219,241
Ford Motor Credit Co. LLC, 6.50%, 02/07/35
(a)
. 540 558,760
General Motors Financial Co., Inc.
5.90% , 01/07/35 ................... 423 440,820
6.15% , 07/15/35 ................... 295 311,089
Toyota Motor Credit Corp., 5.35%, 01/09/35 ... 375 393,835
2,017,874
Consumer Staples Distribution & Retail — 1.6%
Sysco Corp.
5.40% , 03/23/35
(a)
.................. 231 238,935

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
5.38% , 09/21/35 ................... USD 165 $ 170,074
Target Corp., 5.00%, 04/15/35
(a)
.......... 440 445,693
Walmart, Inc.
4.90% , 04/28/35 ................... 595 611,890
5.25% , 09/01/35 ................... 564 596,793
2,063,385
Containers & Packaging — 0.9%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35 ....................... 335 346,399
International Paper Co., 5.00%, 09/15/35 .... 154 154,702
Packaging Corp. of America, 5.20%, 08/15/35 . 235 239,001
Smurfit Westrock Financing DAC, 5.42%,
01/15/35 ....................... 360 371,010
1,111,112
Diversified Consumer Services — 0.6%
Leland Stanford Junior University (The), 4.68%,
03/01/35
(a)
...................... 135 136,789
Northwestern University, 4.94%, 12/01/35
(a)
... 225 232,040
President & Fellows of Harvard College, 4.61%,
02/15/35 ....................... 302 305,098
Trustees of Columbia University in the City
of New York (The), Series 2024, 4.36%,
10/01/35
(a)
...................... 140 137,882
811,809
Diversified REITs — 0.7%
Safehold GL Holdings LLC, 5.65%, 01/15/35 .. 180 183,865
Simon Property Group LP, 5.13%, 10/01/35 ... 335 339,398
VICI Properties LP, 5.63%, 04/01/35 ....... 400 407,290
930,553
Diversified Telecommunication Services — 3.1%
AT&T, Inc.
4.50% , 05/15/35 ................... 1,035 996,478
5.38% , 08/15/35 ................... 540 553,418
4.90% , 11/01/35 ................... 355 349,988
Verizon Communications, Inc.
4.78% , 02/15/35 ................... 900 882,809
5.25% , 04/02/35
(a)
.................. 925 935,376
5.85% , 09/15/35 ................... 195 207,165
3,925,234
Electric Utilities — 8.9%
AEP Transmission Co. LLC, 5.38%, 06/15/35 .. 210 217,427
Alabama Power Co., 5.10%, 04/02/35
(a)
..... 225 230,123
Baltimore Gas & Electric Co., 5.45%, 06/01/35 . 305 317,834
CenterPoint Energy Houston Electric LLC
5.05% , 03/01/35 ................... 234 236,892
Series AQ , 4.95% , 08/15/35 ........... 260 261,701
Dominion Energy South Carolina, Inc., Series
2025, 5.30%, 01/15/35 .............. 170 176,547
DTE Electric Co., 5.25%, 05/15/35
(a)
....... 230 237,364
Duke Energy Carolinas LLC, 5.25%, 03/15/35
(a)
264 273,450
Duke Energy Corp., 4.95%, 09/15/35 ....... 385 382,869
Duke Energy Indiana LLC, 6.12%, 10/15/35 ... 120 130,736
Duke Energy Ohio, Inc., 5.30%, 06/15/35 .... 130 134,409
Duke Energy Progress LLC, 5.05%, 03/15/35 .. 355 361,929
El Paso Electric Co., 6.00%, 05/15/35 ...... 173 180,781
Entergy Texas, Inc., 5.25%, 04/15/35 ....... 219 225,249
Evergy Kansas Central, Inc., 5.25%, 03/15/35 . 135 137,946
Evergy Metro, Inc., 5.13%, 08/15/35 ....... 165 167,358
Exelon Corp.
4.95% , 06/15/35 ................... 180 178,349
5.63% , 06/15/35 ................... 170 178,097
FirstEnergy Transmission LLC, 5.00%, 01/15/35 165 165,337
Florida Power & Light Co., 4.95%, 06/01/35
(a)
.. 135 137,677
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Georgia Power Co., 5.20%, 03/15/35 ....... USD 310 $ 318,778
Interstate Power & Light Co., 5.60%, 06/29/35 . 240 250,398
Jersey Central Power & Light Co., 5.10%,
01/15/35 ....................... 317 321,537
MidAmerican Energy Co., 5.75%, 11/01/35 ... 105 112,694
National Grid USA, 5.80%, 04/01/35 ....... 120 125,070
NextEra Energy Capital Holdings, Inc., 5.45%,
03/15/35 ....................... 435 450,800
Northern States Power Co., 5.05%, 05/15/35 .. 240 245,663
NSTAR Electric Co., 5.20%, 03/01/35 ...... 247 252,905
Oncor Electric Delivery Co. LLC, 5.35%,
04/01/35
(b)
...................... 270 280,139
Pacific Gas & Electric Co.
5.70% , 03/01/35 ................... 419 430,330
6.00% , 08/15/35 ................... 365 382,824
PacifiCorp, 5.25%, 06/15/35 ............ 130 132,068
PECO Energy Co., 4.88%, 09/15/35 ....... 185 186,270
Public Service Co. of Colorado, 5.15%, 09/15/35 345 349,966
Public Service Co. of Oklahoma, 5.20%,
01/15/35 ....................... 245 248,149
Public Service Electric & Gas Co.
Series Q , 5.05% , 03/01/35 ............ 149 152,420
4.90% , 08/15/35 ................... 205 207,077
Southern California Edison Co.
5.45% , 03/01/35 ................... 368 372,739
Series 04-G , 5.75% , 04/01/35 .......... 135 139,391
Series 05-E , 5.35% , 07/15/35 .......... 153 153,543
Southern Co. (The), 4.85%, 03/15/35 ....... 340 336,661
Southwestern Public Service Co., 5.30%,
05/15/35 ....................... 210 215,293
Tampa Electric Co., 5.15%, 03/01/35 ....... 250 253,894
Union Electric Co., 5.25%, 04/15/35 ....... 190 196,305
Virginia Electric & Power Co.
5.15% , 03/15/35 ................... 265 270,137
Series C , 4.90% , 09/15/35 ............ 275 274,183
Xcel Energy, Inc., 5.60%, 04/15/35 ........ 320 332,446
11,323,755
Electrical Equipment — 0.2%
Emerson Electric Co., 5.00%, 03/15/35 ..... 245 251,834
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., 5.00%, 01/15/35 ......... 337 344,001
TD SYNNEX Corp., 5.30%, 10/10/35 ....... 45 44,918
Tyco Electronics Group SA, 5.00%, 05/09/35 .. 205 207,709
596,628
Energy Equipment & Services — 0.3%
Halliburton Co., 4.85%, 11/15/35 ......... 444 438,957
Entertainment — 0.4%
Walt Disney Co. (The), 6.40%, 12/15/35 ..... 435 493,640
Financial Services — 2.4%
Apollo Global Management, Inc., 5.15%,
08/12/35
(a)
...................... 130 130,759
Fiserv, Inc., 5.25%, 08/11/35
(a)
........... 430 428,495
HA Sustainable Infrastructure Capital, Inc.,
6.75%, 07/15/35 .................. 165 168,776
Mastercard, Inc., 4.55%, 01/15/35 ......... 478 477,651
ORIX Corp., 5.40%, 02/25/35
(a)
.......... 219 226,676
PayPal Holdings, Inc., 5.10%, 04/01/35 ..... 265 270,514
Shell International Finance BV, 4.13%, 05/11/35 155 153,705
Visa, Inc., 4.15%, 12/14/35 ............. 645 625,269
Woodside Finance Ltd., 6.00%, 05/19/35 .... 525 548,918
3,030,763

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products — 2.4%
Archer-Daniels-Midland Co., 5.38%, 09/15/35 . USD 170 $ 179,176
Bunge Ltd. Finance Corp., 5.15%, 08/04/35 ... 275 278,596
Campbell's Co. (The), 4.75%, 03/23/35 ..... 343 332,576
Conagra Brands, Inc., 5.75%, 08/01/35
(a)
.... 215 219,910
Flowers Foods, Inc., 5.75%, 03/15/35
(a)
..... 205 207,460
General Mills, Inc., 5.25%, 01/30/35
(a)
...... 317 323,001
Hershey Co. (The), 5.10%, 02/24/35 ....... 197 202,946
J M Smucker Co. (The), 4.25%, 03/15/35 .... 283 267,442
JBS USA LUX SARL, 5.95%, 04/20/35
(b)
..... 414 433,190
Kraft Heinz Foods Co.
5.40% , 03/15/35
(a)
.................. 190 194,585
5.00% , 07/15/35 ................... 284 282,514
Mondelez International, Inc., 5.13%, 05/06/35
(a)
160 163,513
3,084,909
Gas Utilities — 0.7%
Atmos Energy Corp., 5.20%, 08/15/35
(a)
..... 200 205,720
National Fuel Gas Co., 5.95%, 03/15/35 ..... 237 247,190
Piedmont Natural Gas Co., Inc., 5.10%, 02/15/35 169 172,439
Southern California Gas Co., 5.45%, 06/15/35 . 260 270,453
895,802
Ground Transportation — 1.6%
Canadian Pacific Railway Co.
5.20% , 03/30/35
(a)
.................. 275 283,293
4.80% , 09/15/35 ................... 140 138,689
CSX Corp., 5.05%, 06/15/35 ............ 330 335,461
Norfolk Southern Corp., 5.10%, 05/01/35 .... 185 189,029
Uber Technologies, Inc., 4.80%, 09/15/35
(a)
... 440 436,771
Union Pacific Corp.
3.38% , 02/01/35 ................... 215 194,214
5.10% , 02/20/35 ................... 422 434,574
2,012,031
Health Care Equipment & Supplies — 1.6%
Boston Scientific Corp., 6.50%, 11/15/35
(c)
.... 141 157,639
GE HealthCare Technologies, Inc., 5.50%,
06/15/35 ....................... 355 367,759
Medtronic, Inc., 4.38%, 03/15/35 ......... 808 794,098
Stryker Corp., 5.20%, 02/10/35 .......... 438 451,267
Zimmer Biomet Holdings, Inc., 5.50%, 02/19/35 250 260,693
2,031,456
Health Care Providers & Services — 3.6%
Cardinal Health, Inc., 5.15%, 09/15/35 ...... 190 191,934
Cencora, Inc., 5.15%, 02/15/35
(a)
......... 287 294,313
CVS Health Corp.
4.88% , 07/20/35 ................... 287 281,361
5.45% , 09/15/35 ................... 625 637,823
Elevance Health, Inc., 5.20%, 02/15/35 ..... 501 510,832
HCA, Inc., 5.75%, 03/01/35 ............. 655 687,014
Humana, Inc., 5.55%, 05/01/35 .......... 330 337,551
McKesson Corp., 5.25%, 05/30/35 ........ 300 310,206
Orlando Health Obligated Group, 5.48%,
10/01/35 ....................... 164 172,240
Sutter Health, Series 2025, 5.54%, 08/15/35 .. 275 289,849
UnitedHealth Group, Inc.
5.30% , 06/15/35 ................... 410 424,454
4.63% , 07/15/35
(a)
.................. 424 419,067
4,556,644
Health Care REITs — 1.2%
Alexandria Real Estate Equities, Inc.
4.75% , 04/15/35 ................... 224 217,002
5.50% , 10/01/35 ................... 241 245,422
Healthpeak OP LLC, 5.38%, 02/15/35 ...... 229 234,237
Ventas Realty LP, 5.00%, 01/15/35 ........ 247 247,223
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
Welltower OP LLC, 5.13%, 07/01/35 ....... USD 520 $ 530,303
1,474,187
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts LP, 5.50%, 04/15/35 ... 291 293,522
Hotels, Restaurants & Leisure — 1.7%
Expedia Group, Inc., 5.40%, 02/15/35 ...... 452 463,096
Marriott International, Inc.
5.35% , 03/15/35 ................... 411 422,210
5.25% , 10/15/35
(a)
.................. 265 267,912
McDonald's Corp.
4.95% , 03/03/35 ................... 385 390,297
4.70% , 12/09/35
(a)
.................. 330 327,554
Starbucks Corp., 5.40%, 05/15/35
(a)
........ 240 248,791
2,119,860
Household Durables — 0.8%
DR Horton, Inc., 5.50%, 10/15/35
(a)
........ 323 335,575
Meritage Homes Corp., 5.65%, 03/15/35 ..... 235 238,203
PulteGroup, Inc., 6.00%, 02/15/35
(a)
........ 145 156,105
Toll Brothers Finance Corp., 5.60%, 06/15/35
(a)
. 235 241,112
970,995
Household Products — 0.2%
Procter & Gamble Co. (The), 4.60%, 05/01/35
(a)
250 253,779
Independent Power and Renewable Electricity Producers — 0.1%
Southern Power Co., Series B, 4.90%, 10/01/35 185 182,845
Industrial Conglomerates — 0.7%
3M Co., 5.15%, 03/15/35 .............. 255 261,771
Honeywell International, Inc., 5.00%, 03/01/35 . 629 641,200
902,971
Industrial REITs — 0.5%
Prologis LP
5.00% , 01/31/35 ................... 257 260,251
5.25% , 05/15/35 ................... 350 360,413
620,664
Insurance — 4.5%
Allstate Corp. (The), 5.55%, 05/09/35 ...... 236 247,848
American Financial Group, Inc., 5.00%, 09/23/35 80 78,482
American International Group, Inc.
3.88% , 01/15/35 ................... 220 204,914
5.45% , 05/07/35 ................... 270 280,906
American National Group, Inc., 6.00%, 07/15/35 300 305,025
Arthur J Gallagher & Co., 5.15%, 02/15/35 ... 631 637,412
Brown & Brown, Inc., 5.55%, 06/23/35 ...... 425 437,746
Chubb INA Holdings LLC, 4.90%, 08/15/35 ... 520 523,810
CNA Financial Corp., 5.20%, 08/15/35 ...... 205 205,037
Fairfax Financial Holdings Ltd., 5.75%,
05/20/35
(b)
...................... 180 187,645
Hanover Insurance Group, Inc. (The), 5.50%,
09/01/35 ....................... 215 218,075
Loews Corp., 6.00%, 02/01/35 ........... 125 135,150
Marsh & McLennan Cos., Inc., 5.00%, 03/15/35 845 857,216
MetLife, Inc., 5.70%, 06/15/35 ........... 434 463,888
Prudential Financial, Inc., 5.20%, 03/14/35 ... 335 343,593
RenaissanceRe Holdings Ltd., 5.80%, 04/01/35 230 240,689
Selective Insurance Group, Inc., 5.90%, 04/15/35 175 182,296
Travelers Cos., Inc. (The), 5.05%, 07/24/35 ... 230 234,474
5,784,206
Interactive Media & Services — 0.4%
Alphabet, Inc., 4.50%, 05/15/35 .......... 555 553,649

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services — 0.5%
Booz Allen Hamilton, Inc., 5.95%, 04/15/35 ... USD 265 $ 274,376
International Business Machines Corp., 5.20%,
02/10/35
(a)
...................... 397 407,073
681,449
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 4.79%, 10/07/35
(a)
100 99,868
Machinery — 2.1%
Caterpillar, Inc.
5.20% , 05/15/35 ................... 740 768,179
5.30% , 09/15/35
(a)
.................. 125 131,715
Cummins, Inc., 5.30%, 05/09/35
(a)
......... 445 460,605
Deere & Co., 5.45%, 01/16/35
(a)
.......... 550 580,344
Dover Corp., 5.38%, 10/15/35 ........... 140 145,882
Otis Worldwide Corp., 5.13%, 09/04/35 ..... 240 243,608
Westinghouse Air Brake Technologies Corp.,
5.50%, 05/29/35 .................. 330 342,676
2,673,009
Media — 2.1%
Charter Communications Operating LLC
6.38% , 10/23/35 ................... 834 863,372
5.85% , 12/01/35
(a)
.................. 515 512,879
Comcast Corp.
(a)
5.30% , 05/15/35 ................... 365 372,035
5.65% , 06/15/35 ................... 320 335,562
4.40% , 08/15/35 ................... 351 334,023
6.50% , 11/15/35 ................... 272 301,946
2,719,817
Metals & Mining — 2.5%
Barrick Mining Corp., 6.45%, 10/15/35
(a)
..... 130 144,424
BHP Billiton Finance USA Ltd., 5.30%, 02/21/35 559 579,589
Gerdau Trade, Inc., 5.75%, 06/09/35 ....... 260 269,822
Newmont Corp., 5.88%, 04/01/35 ......... 227 246,028
Nucor Corp., 5.10%, 06/01/35
(a)
.......... 230 234,861
Rio Tinto Alcan, Inc., 5.75%, 06/01/35 ...... 135 144,797
Rio Tinto Finance USA plc, 5.25%, 03/14/35 .. 760 785,702
Southern Copper Corp., 7.50%, 07/27/35 .... 417 496,385
Steel Dynamics, Inc., 5.25%, 05/15/35 ...... 245 250,896
3,152,504
Multi-Utilities — 2.6%
Ameren Corp., 5.38%, 03/15/35 .......... 332 341,255
Black Hills Corp., 6.00%, 01/15/35 ........ 218 231,878
Consolidated Edison Co. of New York, Inc.
Series 05-A , 5.30% , 03/01/35 .......... 170 175,892
5.13% , 03/15/35 ................... 152 155,922
Consumers Energy Co., 5.05%, 05/15/35
(a)
... 275 280,621
Dominion Energy, Inc.
5.45% , 03/15/35 ................... 340 349,176
Series B , 5.95% , 06/15/35 ............. 200 213,271
DTE Energy Co., 5.05%, 10/01/35 ........ 165 164,510
NiSource, Inc., 5.35%, 07/15/35 .......... 375 382,404
Public Service Enterprise Group, Inc., 5.40%,
03/15/35 ....................... 146 150,543
Puget Energy, Inc., 5.73%, 03/15/35 ....... 255 262,079
San Diego Gas & Electric Co., 5.40%, 04/15/35 360 373,554
Southern Co. Gas Capital Corp., Series B,
5.10%, 09/15/35 .................. 180 181,093
3,262,198
Office REITs — 0.4%
(a)
Boston Properties LP, 5.75%, 01/15/35 ...... 365 373,464
Kilroy Realty LP, 5.88%, 10/15/35 ......... 175 176,427
549,891
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 9.5%
APA Corp., 6.10%, 02/15/35
(a)
........... USD 165 $ 167,780
Canadian Natural Resources Ltd., 5.85%,
02/01/35 ....................... 173 180,380
Cheniere Energy Partners LP, 5.55%, 10/30/35
(b)
445 455,469
Chevron USA, Inc.
4.98% , 04/15/35
(a)
.................. 337 346,050
4.85% , 10/15/35 ................... 400 404,611
ConocoPhillips Co., 5.00%, 01/15/35 ....... 565 572,268
Coterra Energy, Inc., 5.40%, 02/15/35 ...... 342 344,477
Diamondback Energy, Inc., 5.55%, 04/01/35 .. 520 533,550
Eastern Energy Gas Holdings LLC, 5.80%,
01/15/35 ....................... 329 346,793
Enbridge, Inc., 5.55%, 06/20/35 .......... 395 408,567
Energy Transfer LP
4.90% , 03/15/35 ................... 230 223,908
5.70% , 04/01/35 ................... 529 545,497
Enterprise Products Operating LLC, 4.95%,
02/15/35 ....................... 485 490,136
EOG Resources, Inc., 3.90%, 04/01/35 ..... 253 235,071
Expand Energy Corp., 5.70%, 01/15/35 ..... 339 348,999
HF Sinclair Corp., 6.25%, 01/15/35
(a)
....... 332 347,098
Kinder Morgan Energy Partners LP, 5.80%,
03/15/35 ....................... 242 254,384
Kinder Morgan, Inc., 5.85%, 06/01/35 ...... 305 321,598
Marathon Petroleum Corp., 5.70%, 03/01/35 .. 392 405,408
MPLX LP
5.40% , 04/01/35 ................... 435 437,808
5.40% , 09/15/35 ................... 620 622,872
ONEOK, Inc.
6.00% , 06/15/35 ................... 175 183,500
5.40% , 10/15/35 ................... 435 436,700
Phillips 66 Co., 4.95%, 03/15/35
(a)
......... 279 277,016
Plains All American Pipeline LP, 5.95%, 06/15/35 449 468,907
Shell Finance US, Inc., 4.13%, 05/11/35 ..... 539 519,841
Targa Resources Corp.
5.50% , 02/15/35 ................... 435 443,312
5.55% , 08/15/35 ................... 435 444,765
Viper Energy Partners LLC, 5.70%, 08/01/35 .. 480 488,920
Williams Cos., Inc. (The)
5.60% , 03/15/35 ................... 434 450,493
5.30% , 09/30/35 ................... 340 345,133
12,051,311
Pharmaceuticals — 3.1%
Eli Lilly & Co.
5.10% , 02/12/35 ................... 543 562,896
4.90% , 10/15/35 ................... 515 523,755
GlaxoSmithKline Capital, Inc., 4.88%, 04/15/35 . 340 344,028
Johnson & Johnson, 5.00%, 03/01/35 ...... 548 570,210
Merck & Co., Inc., 4.95%, 09/15/35 ........ 500 507,863
Royalty Pharma plc, 5.20%, 09/25/35 ...... 345 345,901
Takeda US Financing, Inc., 5.20%, 07/07/35 .. 665 676,742
Zoetis, Inc., 5.00%, 08/17/35 ............ 425 429,047
3,960,442
Professional Services — 0.8%
Paychex, Inc., 5.60%, 04/15/35
(a)
......... 525 548,078
TR Finance LLC, 5.50%, 08/15/35
(a)
....... 170 176,676
Verisk Analytics, Inc., 5.25%, 03/15/35 ...... 310 315,710
1,040,464
Real Estate Management & Development — 0.2%
CBRE Services, Inc., 5.50%, 06/15/35 ...... 220 226,944
Residential REITs — 0.8%
American Homes 4 Rent LP, 5.25%, 03/15/35 . 194 196,672
AvalonBay Communities, Inc., 5.00%, 08/01/35 185 186,704

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Residential REITs (continued)
Essential Properties LP, 5.40%, 12/01/35 .... USD 165 $ 165,428
Essex Portfolio LP, 5.38%, 04/01/35 ....... 170 175,783
Invitation Homes Operating Partnership LP,
4.88%, 02/01/35 .................. 192 189,957
Mid-America Apartments LP, 4.95%, 03/01/35 . 150 151,402
1,065,946
Retail REITs — 0.9%
Agree LP, 5.60%, 06/15/35
(a)
............ 175 182,729
Brixmor Operating Partnership LP, 5.75%,
02/15/35
(a)
...................... 175 183,215
Kimco Realty OP LLC, 4.85%, 03/01/35 ..... 233 231,736
Phillips Edison Grocery Center Operating
Partnership I LP, 4.95%, 01/15/35 ....... 135 133,222
Realty Income Corp., 5.13%, 04/15/35 ...... 280 284,420
Regency Centers LP, 5.10%, 01/15/35 ...... 146 147,882
1,163,204
Semiconductors & Semiconductor Equipment — 4.0%
Applied Materials, Inc., 5.10%, 10/01/35
(a)
.... 230 238,393
Broadcom, Inc.
5.20% , 07/15/35 ................... 1,060 1,091,457
3.14% , 11/15/35
(b)
.................. 1,375 1,191,324
Marvell Technology, Inc., 5.45%, 07/15/35
(a)
... 230 235,808
Micron Technology, Inc.
5.80% , 01/15/35 ................... 424 447,214
6.05% , 11/01/35
(a)
.................. 535 572,926
NXP BV, 5.25%, 08/19/35
(a)
............. 310 312,854
QUALCOMM, Inc.
4.65% , 05/20/35 ................... 444 445,771
5.00% , 05/20/35
(a)
.................. 260 265,313
Texas Instruments, Inc., 5.10%, 05/23/35 .... 290 298,909
5,099,969
Software — 3.8%
Adobe, Inc., 5.30%, 01/17/35 ............ 235 247,593
Autodesk, Inc., 5.30%, 06/15/35 .......... 225 230,848
Microsoft Corp.
(a)
3.50% , 02/12/35 ................... 658 621,519
4.20% , 11/03/35 ................... 321 321,471
Oracle Corp.
3.90% , 05/15/35 ................... 538 481,295
5.50% , 08/03/35 ................... 719 726,349
5.20% , 09/26/35 ................... 710 698,711
Roper Technologies, Inc., 5.10%, 09/15/35 ... 445 447,893
Synopsys, Inc., 5.15%, 04/01/35 .......... 1,035 1,051,124
4,826,803
Specialized REITs — 1.0%
American Tower Corp.
5.40% , 01/31/35 ................... 280 288,421
5.35% , 03/15/35 ................... 300 308,157
CubeSmart LP, 5.13%, 11/01/35 .......... 165 164,319
Extra Space Storage LP
5.35% , 01/15/35 ................... 179 183,035
5.40% , 06/15/35 ................... 190 194,437
Public Storage Operating Co., 5.00%, 07/01/35 180 182,364
1,320,733
Specialty Retail — 0.7%
AutoNation, Inc., 5.89%, 03/15/35 ......... 223 230,229
Home Depot, Inc. (The), 4.65%, 09/15/35 .... 365 361,453
Lowe's Cos., Inc.
4.85% , 10/15/35 ................... 185 182,765
5.50% , 10/15/35
(a)
.................. 161 167,469
941,916
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc., 4.75%, 05/12/35 ............ USD 435 $ 444,954
Dell International LLC
4.85% , 02/01/35
(a)
.................. 365 359,146
5.50% , 04/01/35 ................... 430 444,056
Hewlett Packard Enterprise Co., 6.20%,
10/15/35
(a) (c)
..................... 324 349,508
HP, Inc., 6.10%, 04/25/35
(a)
............. 235 249,086
NetApp, Inc., 5.70%, 03/17/35 ........... 285 298,057
2,144,807
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc., 5.50%, 03/11/35 .......... 286 290,982
Tobacco — 1.2%
Altria Group, Inc.
5.63% , 02/06/35 ................... 208 215,153
5.25% , 08/06/35 ................... 235 236,805
BAT Capital Corp., 5.63%, 08/15/35 ....... 455 471,818
Philip Morris International, Inc., 4.88%,
04/30/35
(a)
...................... 260 259,495
Reynolds American, Inc., 5.70%, 08/15/35 .... 271 282,044
1,465,315
Trading Companies & Distributors — 0.2%
GATX Corp., 5.50%, 06/15/35 ........... 204 209,520
Water Utilities — 0.4%
American Water Capital Corp., 5.25%, 03/01/35 339 349,162
Essential Utilities, Inc., 5.25%, 08/15/35 ..... 170 172,390
521,552
Wireless Telecommunication Services — 1.1%
America Movil SAB de CV, 6.38%, 03/01/35 ... 434 481,397
T-Mobile USA, Inc.
4.70% , 01/15/35 ................... 360 353,201
5.30% , 05/15/35 ................... 435 444,929
4.95% , 11/15/35 ................... 180 178,895
1,458,422
Total Long-Term Investments — 98 .4%
(Cost: $ 123,193,235 ) .............................. 125,402,029
Shares
Shares
Short-Term Securities
Money Market Funds — 13.5%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(f)
................... 16,743,000 16,751,371
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 458,326 458,326
Total Short-Term Securities — 13 .5%
(Cost: $ 17,209,059 ) ............................... 17,209,697
Total Investments — 111 .9%
(Cost: $ 140,402,294 ) .............................. 142,611,726
Liabilities in Excess of Other Assets — (11.9) % ............ (15,195,921)
Net Assets — 100.0% ...............................
$ 127,415,805

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/25/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 16,751,037
(b)
$ — $ (304) $ 638 $ 16,751,371 16,743,000 $ 6,929
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares — 458,326
(b)
— — — 458,326 458,326 5,038 —
$ (304) $ 638 $ 17,209,697 $ 11,967 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 125,402,029 $ — $ 125,402,029
Short-Term Securities
Money Market Funds ...................................... 17,209,697 — — 17,209,697
$ 17,209,697 $ 125,402,029 $ — $ 142,611,726

Statements of Assets and Liabilities

October 31, 2025
2025
iShares Annual Financial Statements and Additional Information
22
See notes to financial statements.
iShares iBonds
Dec 2032 Term
Corporate ETF
iShares iBonds
Dec 2033 Term
Corporate ETF
iShares iBonds
Dec 2035 Term
Corporate ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 1,359,308,805 $ 898,333,965 $ 125,402,029
Investments, at value — affiliated
(c)
............................................................ 114,076,829 92,859,472 17,209,697
Receivables: – – –
Investment s sold ...................................................................... 5,982,674 315,600 —
Securities lending income — affiliated ........................................................ 22,361 27,690 2,828
Dividends — affiliated ................................................................... 14,846 15,157 1,126
Interest — unaffiliated ................................................................... 14,138,437 11,477,881 1,561,498
Total a ssets ...........................................................................
1,493,543,952 1,003,029,765 144,177,178
LIABILITIES
Bank overdraft .......................................................................... 9,732 — —
Collateral on securities loaned ............................................................... 104,364,611 88,006,436 16,751,038
Payables: – – –
Investments purchased .................................................................. 16,092,971 4,150,523 —
Investment advisory fees ................................................................. 112,593 75,821 10,335
Total li abilities ..........................................................................
120,579,907 92,232,780 16,761,373
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 1,372,964,045 $ 910,796,985 $ 127,415,805
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 1,330,336,325 $ 884,212,941 $ 124,702,674
Accumulated earnings .................................................................... 42,627,720 26,584,044 2,713,131
NET ASSETS ..........................................................................
$ 1,372,964,045 $ 910,796,985 $ 127,415,805
NET ASSET VALUE
Shares outstanding ......................................................................
53,650,000 34,750,000 4,900,000
Net asset value .........................................................................
$ 25.59 $ 26.21 $ 26.00
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 1,320,138,828 $ 875,203,929 $ 123,193,235
(b)
  Securities loaned, at value .......................................................... $ 101,367,084 $ 84,698,288 $ 16,136,550
(c)
  Investments, at cost — affiliated ....................................................... $ 114,061,352 $ 92,848,115 $ 17,209,059

Statements of Operations
Year Ended October 31, 2025
23
Statements of Operations
iShares iBonds
Dec 2032 Term
Corporate ETF
iShares iBonds
Dec 2033 Term
Corporate ETF
iShares iBonds
Dec 2035 Term
Corporate ETF
(a)
INVESTMENT INCOME – – –
Dividends — affiliated .............................................................. $ 146,196 $ 148,524 $ 5,038
Interest — unaffiliated .............................................................. 54,542,540 38,066,680 1,988,175
Securities lending income — affiliated — net .............................................. 265,212 275,556 6,929
Total investment income ..............................................................
54,953,948 38,490,760 2,000,142
EXPENSES
Investment advisory ............................................................... 1,070,605 748,248 39,071
Interest expense ................................................................. 3,373 26 —
Total e xpenses ....................................................................
1,073,978 748,274 39,071
Less: – – –
Investment advisory fees waived ...................................................... (3,055) (3,131) (108)
Total ex penses after fees waived ........................................................
1,070,923 745,143 38,963
Net investment income ...............................................................
53,883,025 37,745,617 1,961,179
REALIZED AND UNREALIZED GAIN (LOSS) $ 30,419,841 $ 20,029,059 $ 2,206,804
Net realized gain (loss) from:
Investments — unaffiliated ........................................................ $ (1,416,712) $ (114,965) $ (2,326)
Investments — affiliated .......................................................... (7,509) (13,496) (304)
In-kind redemptions — unaffiliated
(b)
.................................................. 3,287,105 4,059,586 —
1,862,884 3,931,125 (2,630)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................ 28,559,842 16,098,170 2,208,794
Investments — affiliated .......................................................... (2,887) (235) 638
28,556,955 16,097,935 2,209,432
Net realized and unrealized gain ........................................................
30,419,839 20,029,060 2,206,802
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 84,302,864 $ 57,774,677 $ 4,167,981
(a)
For the period from March 25, 2025 (commencement of operations) to October 31, 2025.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2025
iShares Annual Financial Statements and Additional Information
24
See notes to financial statements.
iShares iBonds Dec 2032 Term Corporate ETF iShares iBonds Dec 2033 Term Corporate ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 53,883,025 $ 30,437,701 $ 37,745,617 $ 20,769,835
Net realized gain ................................................ 1,862,884 1,100,760 3,931,125 437,390
Net change in unrealized appreciation (depreciation) ........................ 28,556,955 28,076,321 16,097,935 10,202,184
Net increase in net assets resulting from operations ...........................
84,302,864 59,614,782 57,774,677 31,409,409
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(51,926,181) (28,049,741) (36,837,675) (18,301,559)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
489,720,368 574,788,004 227,263,316 571,257,487
NET ASSETS
Total increase in net assets ........................................... 522,097,051 606,353,045 248,200,318 584,365,337
Beginning of year ..................................................
850,866,994 244,513,949 662,596,667 78,231,330
End of year ......................................................
$ 1,372,964,045 $ 850,866,994 $ 910,796,985 $ 662,596,667
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
25
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec
2035 Term Corporate
ETF
Period from
03/25/25
(a)
to 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................................... $ 1,961,179
Net realized loss ................................................................................................... (2,630)
Net change in unrealized appreciation (depreciation) ........................................................................... 2,209,432
Net increase in net assets resulting from operations ..............................................................................
4,167,981
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ....................................................................
(1,454,850)
CAPITAL SHARE TRANSACTIONS
$ –
Net increase in net assets derived from capital share transactions ....................................................................
124,702,674
NET ASSETS
Total increase in net assets .............................................................................................. 127,415,805
Beginning of period ...................................................................................................
—
End of period .......................................................................................................
$ 127,415,805
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
26
iShares iBonds Dec 2032 Term Corporate ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
06/28/22
(a)
to 10/31/22
Net asset value, beginning of period .............................................
$ 24.95  $ 22.85  $ 23.37  $ 24.98
Net investment income
(b)
.....................................................
1 .26  1 .28  1 .26  0 .42
Net realized and unrealized gain (loss)
(c)
...........................................
0.62  2.05  (0.63) (1.74)
Net increase (decrease) from investment operations .................................... 1.88  3.33  0.63  (1.32)
Distributions from net investment income
(d)
........................................ (1.24) (1.23) (1.15) (0.29)
Net asset value, end of period .................................................. $ 25.59  $ 24.95  $ 22.85  $ 23.37
Total Return
(e)
Based on net asset value ...................................................... 7.76% 14.76% 2.49% (5.34)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .............................................................
0.10% 0.10% 0.10% 0.10%
(h)
Total expenses after fees waived .................................................
0.10% 0.10% 0.10% 0.10%
(h)
Net investment income ........................................................
5.03% 5.16% 5.22% 4.97%
(h)
Supplemental Data
Net assets, end of period (000) .................................................. $ 1,372,964  $ 850,867  $ 244,514  $ 16,361
Portfolio turnover rate
(i)
........................................................ 10% 2% 4% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
27
Financial Highlights
iShares iBonds Dec 2033 Term Corporate ETF
Year Ended
10/31/25
Year Ended
10/31/24
Period from
06/21/23
(a)
to 10/31/23
Net asset value, beginning of period ...........................................................
$ 25.53  $ 23.35  $ 25.00
Net investment income
(b)
...................................................................
1 .29  1 .32  0 .48
Net realized and unrealized gain (loss)
(c)
.........................................................
0.67  2.09  (1.85)
Net increase (decrease) from investment operations .................................................. 1.96  3.41  (1.37)
Distributions from net investment income
(d)
...................................................... (1.28) (1.23) (0.28)
Net asset value, end of period ................................................................ $ 26.21  $ 25.53  $ 23.35
Total Return
(e)
Based on net asset value .................................................................... 7.90% 14.79% (5.52)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................................................................
0.10% 0.10% 0.10%
(h)
Total expenses after fees waived ...............................................................
0.10% 0.10% 0.10%
(h)
Net investment income ......................................................................
5.04% 5.20% 5.43%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 910,797  $ 662,597  $ 78,231
Portfolio turnover rate
(i)
...................................................................... 3% 1% 1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2025
iShares Annual Financial Statements and Additional Information
28
iShares iBonds
Dec 2035 Term
Corporate ETF
Period from
03/25/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................................
$ 25.00
Net investment income
(b)
................................................................................................
0 .78
Net realized and unrealized gain
(c)
..........................................................................................
0.75
Net increase from investment operations ....................................................................................... 1.53
Distributions from net investment income
(d)
................................................................................... (0.53)
Net asset value, end of period ............................................................................................. $ 26.00
Total Return
(e)
Based on net asset value ................................................................................................. 6.20%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................................................
0.10%
(h)
Total expenses after fees waived ............................................................................................
0.10%
(h)
Net investment income ...................................................................................................
5.02%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................................. $ 127,416
Portfolio turnover rate
(i)
................................................................................................... 1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
29
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers
iShares ETF
Diversification
Classification
iBonds Dec 2032 Term Corporate .......................................................................................... Diversified
(a)
iBonds Dec 2033 Term Corporate .......................................................................................... Non-diversified
iBonds Dec 2035 Term Corporate
(b)
......................................................................................... Non-diversified
(a)
The Fund's classification changed from non-diversified to diversified during the reporting period.
(b)
The Fund commenced operations on March 25, 2025.

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
30
or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
31
Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
iBonds Dec 2032 Term Corporate
Barclays Bank plc ...................................... $ 32,943,598 $ (32,943,598) $ – $ –
BMO Capital Markets Corp. ............................... 1,595,649 (1,595,649) – –
BNP Paribas SA ....................................... 928,907 (928,907) – –
Citigroup Global Markets, Inc. .............................. 5,647,474 (5,647,474) – –
J.P. Morgan Securities LLC ............................... 18,282,686 (18,282,686) – –
Morgan Stanley ....................................... 4,602,158 (4,251,253) – 350,905
National Bank Financial, Inc. .............................. 798,550 (798,550) – –
RBC Capital Markets LLC ................................ 29,340,413 (29,340,413) – –
Scotia Capital (USA), Inc. ................................ 5,098,653 (5,098,653) – –
TD Securities (USA) LLC ................................. 560,587 (560,587) – –
Toronto-Dominion Bank .................................. 938,160 (938,160) – –
UBS AG ............................................ 147,587 (147,587) – –
UBS Securities LLC .................................... 317,603 (317,603) – –
Wells Fargo Securities LLC ............................... 165,059 (165,059) – –
$ 101,367,084 $ (101,016,179) $ – $ 350,905
iBonds Dec 2033 Term Corporate
Barclays Bank plc ...................................... $ 30,571,800 $ (30,571,800) $ – $ –
Barclays Capital, Inc. ................................... 883,554 (883,554) – –
BMO Capital Markets Corp. ............................... 515,996 (515,996) – –
BNP Paribas SA ....................................... 3,785,520 (3,785,520) – –
BofA Securities, Inc. .................................... 2,142,769 (2,142,769) – –
Citigroup Global Markets, Inc. .............................. 6,044,773 (6,044,773) – –
J.P. Morgan Securities LLC ............................... 23,262,752 (23,262,752) – –
Mitsubishi UFJ Securities Holdings Co., Ltd. .................... 406,659 (406,659) – –
Morgan Stanley ....................................... 1,497,218 (1,497,218) – –
National Bank Financial, Inc. .............................. 441,803 (441,803) – –
RBC Capital Markets LLC ................................ 12,892,717 (12,892,717) – –
UBS AG ............................................ 53,363 (53,363) – –
UBS Securities LLC .................................... 982,288 (982,288) – –
Wells Fargo Securities LLC ............................... 1,217,076 (1,217,076) – –
$ 84,698,288 $ (84,698,288) $ – $ –
iBonds Dec 2035 Term Corporate
Barclays Bank plc ...................................... $ 4,263,145 $ (4,263,145) $ – $ –
Barclays Capital, Inc. ................................... 1,039,889 (1,039,889) – –
BMO Capital Markets Corp. ............................... 300,250 (300,250) – –
BNP Paribas SA ....................................... 1,199,541 (1,199,541) – –
BofA Securities, Inc. .................................... 1,015,115 (1,015,115) – –
J.P. Morgan Securities LLC ............................... 5,354,180 (5,354,180) – –
Jefferies LLC ......................................... 194,886 (194,886) – –
Toronto-Dominion Bank .................................. 282,630 (282,630) – –
UBS Securities LLC .................................... 12,210 (12,210) – –
Wells Fargo Bank N.A. .................................. 16,207 (16,207) – –
Wells Fargo Securities LLC ............................... 2,458,497 (2,458,497) – –
$ 16,136,550 $ (16,136,550) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
32
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended October 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended
October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts Waived
iBonds Dec 2032 Term Corporate .......................................................................................... $ 3,055
iBonds Dec 2033 Term Corporate .......................................................................................... 3,131
iBonds Dec 2035 Term Corporate .......................................................................................... 108
iShares ETF Amounts
iBonds Dec 2032 Term Corporate .............................................................................................. $ 100,995
iBonds Dec 2033 Term Corporate .............................................................................................. 96,529
iBonds Dec 2035 Term Corporate .............................................................................................. 2,824

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
6. Purchases and Sales
For the period ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended October 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
iShares ETF Purchases Sales
iBonds Dec 2032 Term Corporate ........................................................................... $ 238,100,493 $ 101,886,408
iBonds Dec 2033 Term Corporate ........................................................................... 31,439,812 18,634,703
iBonds Dec 2035 Term Corporate ........................................................................... 10,882,092 396,391
iShares ETF
In-kind
Purchases
In-kind
Sales
iBonds Dec 2032 Term Corporate ........................................................................... $ 406,528,045 $ 60,559,764
iBonds Dec 2033 Term Corporate ........................................................................... 305,031,250 90,308,536
iBonds Dec 2035 Term Corporate ........................................................................... 112,709,944 —
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
iBonds Dec 2032 Term Corporate ................................................................ $ 3,287,105 $ (3,287,105)
iBonds Dec 2033 Term Corporate ................................................................ 4,059,586 (4,059,586)
—
iShares ETF
Year Ended
10/31/25
Year Ended
10/31/24
iBonds Dec 2032 Term Corporate
Ordinary income ...................................................................................... $ 51,926,181 $ 28,049,741
iBonds Dec 2033 Term Corporate
Ordinary income ...................................................................................... $ 36,837,675 $ 18,301,559
iShares ETF
Period from
03/25/25
(a)
to
10/31/25
iBonds Dec 2035 Term Corporate
Ordinary income ........................................................................................................ $ 1,454,850
(a)
Commencement of operations.
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
iBonds Dec 2032 Term Corporate .............................................. $ 5,369,647 $ (1,922,675) $ 39,180,748 $ 42,627,720
iBonds Dec 2033 Term Corporate .............................................. 3,695,190 (249,692) 23,138,546 26,584,044
iBonds Dec 2035 Term Corporate .............................................. 506,329 (2,630) 2,209,432 2,713,131

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
34
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds Dec 2032 Term Corporate ...................................... $ 1,434,204,886 $ 39,504,263 $ (323,515) $ 39,180,748
iBonds Dec 2033 Term Corporate ...................................... 968,054,891 23,259,705 (121,159) 23,138,546
iBonds Dec 2035 Term Corporate ...................................... 140,402,294 2,267,074 (57,642) 2,209,432

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
10/31/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
iBonds Dec 2032 Term Corporate
Shares sold 22,000,000 $ 551,299,510 24,150,000 $ 593,632,010
Shares redeemed
(2,450,000) (61,579,142) (750,000) (18,844,006)
19,550,000 $ 489,720,368 23,400,000 $ 574,788,004
iBonds Dec 2033 Term Corporate
Shares sold 12,450,000 $ 319,289,023 22,850,000 $ 577,649,062
Shares redeemed
(3,650,000) (92,025,707) (250,000) (6,391,575)
8,800,000 $ 227,263,316 22,600,000 $ 571,257,487
Period Ended
10/31/25
iShares ETF Shares Amount
iBonds Dec 2035 Term Corporate
(a)
Shares sold .......................................................................... 4,900,000 $ 124,702,674
(a)
The Fund commenced operations on March 25, 2025.

Report of Independent Registered Public Accounting Firm
2024
iShares Annual Financial Statements and Additional Information
36
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(1)
Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for each of the two years in the period ended October 31, 2025
(2)
Statement of operations and statement of changes in net assets for the period March 25, 2025 (commencement of operations) through October 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares iBonds Dec 2032 Term Corporate ETF
(1)
iShares iBonds Dec 2033 Term Corporate ETF
(1)
iShares iBonds Dec 2035 Term Corporate ETF
(2)

Important Tax Information
(unaudited)
37
Important Tax Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal period ended October 31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended October 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended October 31, 2025:
iShares ETF
Federal Obligation
Interest
iBonds Dec 2032 Term Corporate ........................................................................................ $ 71,089
iBonds Dec 2033 Term Corporate ........................................................................................ 72,660
iBonds Dec 2035 Term Corporate ........................................................................................ 2,430
iShares ETF Interest Dividends
iBonds Dec 2032 Term Corporate ........................................................................................ $ 53,563,931
iBonds Dec 2033 Term Corporate ........................................................................................ 37,470,061
iBonds Dec 2035 Term Corporate ........................................................................................ 1,954,250
iShares ETF
Interest-Related
Dividends
iBonds Dec 2032 Term Corporate ........................................................................................ $ 47,309,675
iBonds Dec 2033 Term Corporate ........................................................................................ 31,784,277
iBonds Dec 2035 Term Corporate ........................................................................................ 1,772,469

Additional Information
2025
iShares Annual Financial Statements and Additional Information
38
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
39
Board Review and Approval of Investment Advisory Contract
iShares iBonds Dec 2032 Term Corporate ETF, iShares iBonds Dec 2033 Term Corporate ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Annual Financial Statements and Additional Information
40
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
41
Board Review and Approval of Investment Advisory Contract
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
2025
iShares Annual Financial Statements and Additional Information
42
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Black-
Rock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares iBonds Dec 2025 Term Muni Bond ETF | IBMN | Cboe BZX Exchange
iShares iBonds Dec 2026 Term Muni Bond ETF | IBMO | Cboe BZX Exchange
iShares iBonds Dec 2027 Term Muni Bond ETF | IBMP | Cboe BZX Exchange
iShares iBonds Dec 2028 Term Muni Bond ETF | IBMQ | Cboe BZX Exchange
iShares iBonds Dec 2029 Term Muni Bond ETF | IBMR | Cboe BZX Exchange
iShares iBonds Dec 2031 Term Muni Bond ETF | IBMT | Cboe BZX Exchange

Page
2

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.1%
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/25 ..... USD 150 $ 150,000
City of Huntsville, Series 2017E, GO,
5.00%, 11/01/25 ................. 115 115,000
265,000
Alaska — 0.0%
Alaska Housing Finance Corp., Series 2017C,
RB, 5.00%, 12/01/25 .............. 110 110,167
Arizona — 3.1%
Arizona Board of Regents, Series 2025C, RB,
VRDN, 3.18%, 11/12/25
(a)
........... 11,700 11,700,000
Arkansas — 0.1%
University of Arkansas, Series 2023, RB,
5.00%, 11/01/25 ................. 200 200,000
California — 5.5%
California State Public Works Board
Series 2016C , RB , 5.00% , 11/01/25 ..... 135 135,000
Series 2018C , RB , 5.00% , 11/01/25 ..... 405 405,000
Series 2019C , RB , 5.00% , 11/01/25 ..... 300 300,000
California State University
Series 2016A , RB , 4.00% , 11/01/25 ..... 125 125,000
Series 2015A , RB , 5.00% , 11/01/25 ..... 1,000 1,000,000
Series 2017A , RB , 5.00% , 11/01/25 ..... 365 365,000
Series 2018A , RB , 5.00% , 11/01/25 ..... 505 505,000
Series 2019A , RB , 5.00% , 11/01/25 ..... 95 95,000
Series 2020A , RB , 5.00% , 11/01/25 ..... 125 125,000
Series 2021A , RB , 5.00% , 11/01/25 ..... 310 310,000
City of San Francisco
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/25 ................ 1,000 1,000,000
Series A , RB , 5.00% , 11/01/25 ......... 520 520,000
Imperial Irrigation District Electric System, Series
2019, RB, 5.00%, 11/01/25 .......... 125 125,000
Northern California Sanitation Agencies
Financing Authority
Series 2020A , RB , 5.00% , 12/01/25 ..... 140 140,274
Series 2021 , RB , 5.00% , 12/01/25 ...... 200 200,392
Orange County Water District, Series 2003A,
COP, VRDN (Bank of America NA LOC),
2.78%, 11/12/25
(a)
................ 13,000 13,000,000
Sacramento City Financing Authority
Series 2015A , RB , 5.00% , 12/01/25 ( BAM ) 200 200,331
Series E , RB , 5.25% , 12/01/25 ( AMBAC ) . 25 25,052
State of California
GO , 5.00% , 11/01/25 ............... 675 675,000
Series 2017 , GO , 5.00% , 11/01/25 ...... 725 725,000
GO , 5.00% , 12/01/25 ............... 115 115,207
State of California Department of Water
Resources
Series AW , RB , 5.00% , 12/01/25 ....... 100 100,198
Series AX , RB , 5.00% , 12/01/25 ........ 330 330,652
Series AZ , RB , 5.00% , 12/01/25 ........ 525 526,037
Series BA , RB , 5.00% , 12/01/25 ........ 55 55,109
Series BD , RB , 5.00% , 12/01/25 ....... 125 125,247
21,228,499
Security
Par (000)
Par (000) Value
Colorado — 4.9%
Adams & Arapahoe Counties Joint School
District 28J Aurora, Series 2025, GO,
5.50%, 12/01/25 (SAW) ............ USD 1,000 $ 1,002,129
Board of Governors of Colorado State University
System, Series 2025B, RB, VRDN (Bank of
America NA SBPA), 3.23%, 11/12/25
(a)
... 6,500 6,500,000
City & County of Denver Airport System
Series 2016A , RB , 5.00% , 11/15/25 ..... 375 375,257
Series 2022C , RB , 5.00% , 11/15/25 ..... 190 190,130
City of Colorado Springs Utilities System
Series 2005A , RB , VRDN ( Bank of America
NA SBPA ), 3.24% , 11/06/25
(a)
....... 6,000 6,000,000
Series 2009C , RB , VRDN ( Sumitomo Mitsui
Banking Corp. SBPA ), 3.32% , 11/12/25
(a)
1,725 1,725,000
Series 2015A , RB , 5.00% , 11/15/25 ..... 445 445,303
Series 2018A-1 , RB , 5.00% , 11/15/25 .... 520 520,381
Series 2020B , RB , 5.00% , 11/15/25 ..... 100 100,073
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/25 ......... 100 100,000
County of Adams, Series 2015, COP,
5.00%, 12/01/25 ................. 150 150,251
Denver City & County School District No. 1
Series 2016 , GO , 5.00% , 12/01/25 ( SAW ) . 415 415,698
Series 2017A , COP , 5.00% , 12/01/25 .... 275 275,430
Series 2025B , GO , 5.00% , 12/01/25 ( SAW ) 500 500,841
Series 2018A , GO , 5.50% , 12/01/25 ( SAW ) 635 636,312
18,936,805
Connecticut — 0.2%
State of Connecticut
Series F , GO , 5.00% , 11/15/25 ......... 410 410,295
Series H , GO , 5.00% , 11/15/25 ........ 145 145,104
University of Connecticut
Series 2019A , RB , 5.00% , 11/01/25 ( SAP ) 195 195,000
Series 2018A , RB , 5.00% , 11/15/25 ..... 100 100,070
850,469
Delaware — 1.1%
City of Wilmington, Series 2017, GO,
5.00%, 12/01/25 ................. 55 55,088
University of Delaware, Series 2024B, RB,
VRDN (Bank of America NA SBPA),
3.85%, 11/04/25
(a)
................ 4,100 4,100,000
4,155,088
District of Columbia — 3.8%
District of Columbia, Series 2020, RB,
5.00%, 12/01/25 ................. 285 285,467
District of Columbia Income Tax
Series 2014A , RB , 5.00% , 12/01/25 ..... 280 280,463
Series 2022C , RB , 5.00% , 12/01/25 ..... 280 280,463
District of Columbia Water & Sewer Authority
(a)
Series 2024B, Sub-Series B-1 , RB , VRDN
( TD Bank NA SBPA ), 3.90% , 11/04/25 .. 3,700 3,700,000
Series 2025C-2 , RB , VRDN ( Bank of America
NA SBPA ), 3.90% , 11/04/25 ........ 10,000 10,000,000
14,546,393
Georgia — 0.5%
City of Atlanta, Series 2022A1, GO,
5.00%, 12/01/25 ................. 250 250,431
City of Atlanta Water & Wastewater, Series 2004,
RB, 5.75%, 11/01/25 .............. 205 205,000
Georgia Housing & Finance Authority, Series
2022A, RB, 5.00%, 12/01/25 ......... 100 100,164

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Main Street Natural Gas, Inc., Series 2024C, RB,
5.00%, 12/01/25 ................. USD 80 $ 80,091
State of Georgia, Series 2016E, GO,
5.00%, 12/01/25 ................. 1,135 1,137,044
1,772,730
Illinois — 1.9%
City of Chicago Waterworks
Series 2016A-1 , RB , 5.00% , 11/01/25 .... 200 200,000
Series 2023B , RB , 5.00% , 11/01/25 ..... 50 50,000
County of Cook
Series 2021B , GO , 4.00% , 11/15/25 ..... 100 100,034
Series 2021A , GO , 5.00% , 11/15/25 ..... 705 705,470
Series 2025 , RB , 5.00% , 11/15/25 ...... 500 500,342
County of Will
Series 2015A , GO , 4.00% , 11/15/25 ..... 55 55,018
Series 2016 , GO , 5.00% , 11/15/41 ...... 2,000 2,001,363
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/25 .......... 400 400,000
Illinois Finance Authority, Series 2015, RB,
5.00%, 12/01/25 ................. 585 585,932
Metropolitan Water Reclamation District of
Greater Chicago
Series 2021C , GO , 5.00% , 12/01/25 ..... 175 175,272
Series D , GO , 5.00% , 12/01/25 ........ 125 125,194
State of Illinois, Series 2017D, GO,
5.00%, 11/01/25 ................. 2,360 2,360,000
7,258,625
Indiana — 0.2%
Indiana Finance Authority, Series 2016C, RB,
5.00%, 12/01/25 ................. 920 921,511
Kentucky — 0.1%
Kentucky State Property & Building Commission,
Series B, RB, 5.00%, 11/01/25 (SAP) .... 555 555,000
Louisiana — 0.1%
State of Louisiana, Series 2024C, GO,
5.00%, 12/01/25 ................. 500 500,801
Maine — 0.3%
Maine Municipal Bond Bank
Series 2018B , RB , 5.00% , 11/01/25 ..... 185 185,000
Series 2022A , RB , 5.00% , 11/01/25 ..... 225 225,000
Series A , RB , 5.00% , 11/01/25 ......... 140 140,000
Series C , RB , 5.00% , 11/01/25 ......... 225 225,000
Series D , RB , 5.00% , 11/01/25 ......... 300 300,000
1,075,000
Maryland — 0.7%
County of Montgomery
Series 2017D , GO , 4.00% , 11/01/25 ..... 620 620,000
Series 2017A , GO , 5.00% , 11/01/25 ..... 75 75,000
Series 2019A , GO , 5.00% , 11/01/25 ..... 1,100 1,100,000
State of Maryland Department of Transportation
Series 2018 , RB , 5.00% , 12/01/25 ...... 130 130,225
Series 2021B , RB , 5.00% , 12/01/25 ..... 350 350,605
Washington Suburban Sanitary Commission,
Series 2020, RB, 5.00%, 12/01/25 (GTD) .. 250 250,429
2,526,259
Massachusetts — 5.8%
Boston Water & Sewer Commission, Series
2015A, RB, 5.00%, 11/01/25 ......... 375 375,000
City of Boston, Series 2022A, GO,
5.00%, 11/01/25 ................. 200 200,000
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Commonwealth of Massachusetts
Series 2020E , GO , 5.00% , 11/01/25 ..... USD 230 $ 230,000
Series 2021B , GO , 5.00% , 11/01/25 ..... 295 295,000
Series E , GO , 5.00% , 11/01/25 ( AMBAC ) . 180 180,000
Massachusetts School Building Authority
Series 2016B , RB , 5.00% , 11/15/25 ..... 145 145,107
Series 2016A , RB , 5.00% , 11/15/41 ..... 250 250,170
Series 2016A , RB , 5.00% , 11/15/45 ..... 2,475 2,476,686
Massachusetts Transportation Trust Fund
Metropolitan Highway System
(a)
Series 2022A-1 , RB , VRDN ( TD Bank NA
SBPA ), 3.22% , 11/12/25 ........... 5,700 5,700,000
Series 2010A-1 , RB , VRDN ( TD Bank NA
LOC ), 3.23% , 11/12/25 ............ 4,470 4,470,000
Massachusetts Water Resources Authority,
Series 2025E, RB, VRDN (TD Bank NA LIQ),
3.20%, 11/12/25
(a)
................ 7,500 7,500,000
University of Massachusetts Building Authority
Series 2015-1 , RB , 5.00% , 11/01/25 ..... 105 105,000
Series 2017-3 , RB , 5.00% , 11/01/25 ..... 305 305,000
22,231,963
Michigan — 4.1%
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/25 (BAM) ............. 130 130,000
Michigan Finance Authority, Series 2017A-MI,
RB, 5.00%, 12/01/25 .............. 255 255,408
State of Michigan, Series 2016B, GO,
4.00%, 11/01/25 ................. 210 210,000
State of Michigan Trunk Line, Series 2021A, RB,
5.00%, 11/15/25 ................. 140 140,094
University of Michigan, Series 2012-A, RB,
VRDN, 3.02%, 11/12/25
(a)
........... 15,000 15,000,000
Wayne County Airport Authority
Series 2018C , RB , 5.00% , 12/01/25 ..... 100 100,155
Series A , RB , 5.00% , 12/01/25 ......... 25 25,039
15,860,696
Minnesota — 0.9%
City of Minneapolis, Series 2019, GO,
4.00%, 12/01/25 ................. 200 200,173
County of Hennepin
Series 2020A , GO , 5.00% , 12/01/25 ..... 90 90,143
Series 2020B , GO , 5.00% , 12/01/25 ..... 1,000 1,001,591
Metropolitan Council, Series 2021B, GO,
5.00%, 12/01/25 ................. 1,050 1,051,612
University of Minnesota, Series 2017B, RB,
5.00%, 12/01/25 ................. 1,115 1,116,910
3,460,429
Mississippi — 0.2%
State of Mississippi
Series 2016B , GO , 5.00% , 12/01/25 ..... 450 450,775
Series 2015F , GO , 5.00% , 11/01/32 ..... 300 300,000
750,775
Missouri — 0.1%
Missouri Highway & Transportation Commission,
Series 2019B, RB, 5.00%, 11/01/25 ..... 200 200,000
Nevada — 0.6%
County of Clark
Series 2016A , GO , 5.00% , 11/01/25 ..... 555 555,000
Series 2016B , GO , 5.00% , 11/01/25 ..... 565 565,000
Series 2020B , GO , 5.00% , 11/01/25 ..... 35 35,000
Series 2018B , GO , 5.00% , 12/01/25 ..... 280 280,471

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
State of Nevada Highway Improvement, Series
2016, RB, 5.00%, 12/01/25 .......... USD 955 $ 956,659
2,392,130
New Hampshire — 0.3%
New Hampshire State Turnpike System, Series
2019, RB, 4.00%, 11/01/25 .......... 390 390,000
State of New Hampshire
Series 2017B , GO , 5.00% , 12/01/25 ..... 175 175,304
Series 2020D , GO , 5.00% , 12/01/25 ..... 540 540,938
1,106,242
New Jersey — 0.7%
Monmouth County Improvement Authority (The)
Series 2019B , RB , 5.00% , 12/01/25 ( GTD ) 270 270,459
Series 2022B , RB , 5.00% , 12/01/25 ( GTD ) 105 105,179
New Jersey Economic Development Authority
Series B , RB , 4.00% , 11/01/25 ......... 975 975,000
Series 2022A , RB , 5.00% , 11/01/25 ..... 1,170 1,170,000
2,520,638
New York — 26.0%
Battery Park City Authority
(a)
Series 2019D-1 , RB , VRDN ( TD Bank NA
SBPA ), 3.78% , 11/04/25 ........... 7,000 7,000,000
Series 2019D-2 , RB , VRDN ( TD Bank NA
SBPA ), 4.00% , 11/04/25 ........... 6,750 6,750,000
City of New York
(a)
Series 2008L-3 , GO , VRDN ( Bank of America
NA LOC ), 3.90% , 11/04/25 ......... 5,600 5,600,000
Series 2015F-5 , GO , VRDN ( Barclays Bank
plc SBPA ), 3.90% , 11/04/25 ........ 5,400 5,400,000
City of Yonkers, Series 2022F, GO,
5.00%, 11/15/25 (BAM) ............. 115 115,085
Long Island Power Authority, Series 2023D,
RB, VRDN (Barclays Bank plc LOC),
3.15%, 11/12/25
(a)
................ 10,000 10,000,000
Metropolitan Transportation Authority
Series 2015E-3 , RB , VRDN ( Bank of America
NA LOC ), 3.90% , 11/03/25
(a)
........ 2,550 2,550,000
Series 2005E-1 , RB , VRDN ( Barclays Bank
plc LOC ), 3.15% , 11/12/25
(a)
........ 7,300 7,300,000
Series 2012G-2 , RB , VRDN ( TD Bank NA
LOC ), 3.32% , 11/12/25
(a)
........... 5,000 5,000,000
Series 2016B , RB , 4.00% , 11/15/25 ..... 100 100,034
Series 2015F , RB , 5.00% , 11/15/25 ...... 230 230,153
Series 2016B , RB , 5.00% , 11/15/25 ..... 100 100,067
Series 2017B , RB , 5.00% , 11/15/25 ..... 650 650,434
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 470 470,314
Series 2018B , RB , 5.00% , 11/15/25 ..... 100 100,067
Series A-1 , RB , 5.00% , 11/15/25 ....... 185 185,123
Series A-2 , RB , 5.00% , 11/15/25 ....... 285 285,190
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2008A-2A , RB , VRDN ( TD Bank NA
LOC ), 4.00% , 11/04/25
(a)
........... 2,000 2,000,000
Series 2016A , RB , 5.00% , 11/15/25 ..... 605 605,455
Series 2017A , RB , 5.00% , 11/15/25 ..... 140 140,105
Series 2024A , 5.00% , 11/15/25 ........ 300 300,226
Series B-1 , RB , 5.00% , 11/15/25 ....... 70 70,053
Series B-2 , RB , 5.00% , 11/15/25 ....... 265 265,199
New York City Municipal Water Finance
Authority
(a)
Series 2015BB-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.90% , 11/04/25 ........ 8,500 8,500,000
Security
Par (000)
Par (000) Value
New York (continued)
Series 2013AA-2 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.15% , 11/12/25 ........ USD 3,150 $ 3,150,000
Series 2007, Sub-Series CC-1 , RB , VRDN
( Sumitomo Mitsui Banking Corp. SBPA ),
3.20% , 11/12/25 ................ 5,000 5,000,000
New York City Transitional Finance Authority
Future Tax Secured
Series 2018-1 , RB , 5.00% , 11/01/25 ..... 345 345,000
Series 2020B-1 , RB , 5.00% , 11/01/25 .... 165 165,000
Series 2022A-1 , RB , 5.00% , 11/01/25 .... 225 225,000
Series 2022D, Sub-Series D1 , RB ,
5.00% , 11/01/25 ................ 1,135 1,135,000
Series 2023B-1 , RB , 5.00% , 11/01/25 .... 60 60,000
Series 2023E-1 , RB , 5.00% , 11/01/25 .... 580 580,000
Series C , RB , 5.00% , 11/01/25 ......... 1,400 1,400,000
Series 2016 , RB , VRDN ( Bank of America NA
SBPA ), 3.90% , 11/04/25
(a)
.......... 5,000 5,000,000
Series 2019C-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.90% , 11/04/25
(a)
....... 5,000 5,000,000
Series 2025, Sub-Series H-3 , RB ,
VRDN ( Bank of America NA SBPA ),
3.90% , 11/04/25
(a)
............... 1,000 1,000,000
Series 2026, Sub-Series A-2 , RB ,
VRDN ( Bank of America NA SBPA ),
3.90% , 11/04/25
(a)
............... 3,380 3,380,000
Port Authority of New York & New Jersey
Series 205 , RB , 5.00% , 11/15/25 ....... 490 490,365
Series 230 , RB , 4.00% , 12/01/25 ....... 145 145,129
Series 243 , RB , 5.00% , 12/01/25 ....... 125 125,207
Triborough Bridge & Tunnel Authority
Series 2005B-3 , RB , VRDN ( Bank of America
NA LOC ), 3.90% , 11/04/25
(a)
........ 1,675 1,675,000
Series 2005B-2A , RB , VRDN ( State Street
Bank & Trust Co. LOC ), 3.20% , 11/12/25
(a)
5,000 5,000,000
Series 2016A , RB , 5.00% , 11/15/25 ..... 310 310,204
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 690 690,454
Series 2018B , RB , 5.00% , 11/15/25 ..... 215 215,142
Series 2023A , RB , 5.00% , 11/15/25 ..... 500 500,329
Series B , RB , 5.00% , 11/15/25 ......... 320 320,211
Series 2025A , RB , 5.00% , 12/01/25 ..... 175 175,282
99,804,828
North Carolina — 0.1%
City of Charlotte, COP, 5.00%, 12/01/25 .... 50 50,078
County of Forsyth, Series 2015, GO,
5.00%, 12/01/25 ................. 200 200,344
County of Iredell, Series 2016, RB,
5.00%, 12/01/25 ................. 25 25,042
County of Mecklenburg, Series 2011-C, GO,
5.25%, 12/01/25 ................. 25 25,048
300,512
Ohio — 6.9%
City of Cincinnati, Series 2016A, GO,
4.00%, 12/01/25 ................. 150 150,143
City of Cincinnati Water System
Series B , RB , 5.00% , 12/01/25 ......... 100 100,172
Series B , RB , 4.00% , 12/01/30 ......... 2,000 2,001,811
City of Cleveland, Series 2015, GO,
5.00%, 12/01/25 ................. 140 140,229
County of Hamilton
Series 2016A , RB , 5.00% , 12/01/25 ..... 235 235,391
Series 2021A , RB , 5.00% , 12/01/25 ..... 125 125,208
Ohio State University (The)
Series 2023A1 , RB , VRDN 3.10% , 11/12/25
(a)
10,000 10,000,000

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2023D2 , RB , VRDN 3.30% , 11/12/25
(a)
USD 11,160 $ 11,160,000
Series 2017 , RB , 5.00% , 12/01/25 ...... 280 280,464
Series 2020A , RB , 5.00% , 12/01/25 ..... 190 190,315
Ohio Water Development Authority, Series
2019A, RB, 5.00%, 12/01/25 ......... 560 560,906
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A , RB , 5.00% , 12/01/25 ..... 675 676,092
Series 2015B , RB , 5.00% , 12/01/25 ..... 270 270,437
Series 2020B , RB , 5.00% , 12/01/25 ..... 250 250,405
State of Ohio
Series T , GO , 5.00% , 11/01/25 ......... 180 180,000
Series 2016C , RB , 5.00% , 12/01/25 ..... 145 145,245
26,466,818
Oregon — 0.2%
State of Oregon Department of Transportation
Series 2017C , RB , 5.00% , 11/15/25 ..... 115 115,085
Series 2022A , RB , 5.00% , 11/15/25 ..... 100 100,074
Series A , RB , 5.00% , 11/15/25 ......... 720 720,530
935,689
Pennsylvania — 5.4%
City of Philadelphia Water & Wastewater, Series
2017B, RB, 5.00%, 11/01/25 ......... 350 350,000
Delaware County Authority, Series 2016, RB,
5.00%, 12/01/25 ................. 60 60,101
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/25 ..... 200 200,142
Pennsylvania Turnpike Commission
Series 2020A , RB , VRDN ( Barclays Bank plc
LOC ), 3.15% , 11/12/25
(a)
........... 5,000 5,000,000
Series 2019-2 , RB , VRDN ( TD Bank NA
LOC ), 3.32% , 11/12/25
(a)
........... 3,000 3,000,000
Series 2020 , RB , VRDN ( TD Bank NA LOC ),
3.32% , 11/12/25
(a)
............... 3,100 3,100,000
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 3.32% , 11/12/25
(a)
........... 6,000 6,000,000
Series 2016A-1 , RB , 5.00% , 12/01/25 .... 440 440,667
Series 2017A , RB , 5.00% , 12/01/25 ..... 150 150,240
Series 2019A , RB , 5.00% , 12/01/25 ..... 215 215,326
Series 2021B , RB , 5.00% , 12/01/25 ..... 990 991,517
Series A-1 , RB , 5.00% , 12/01/25 ....... 520 520,788
Series A-2 , RB , 5.00% , 12/01/25 ....... 560 560,849
20,589,630
Rhode Island — 3.9%
Rhode Island Health & Educational Building
Corp., Series 2005A, RB, VRDN (TD Bank NA
SBPA), 3.27%, 11/12/25
(a)
........... 15,000 15,000,000
South Carolina — 0.8%
County of Charleston
Series 2015C , GO , 5.00% , 11/01/25 ( SAW ) 315 315,000
Series 2015D , GO , 5.00% , 11/01/25 ( SAW ) 65 65,000
Series 2017A , GO , 5.00% , 11/01/25 ( SAW ) 100 100,000
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/25 .............. 500 500,855
South Carolina Public Service Authority, Series
2025B, RB, 5.00%, 12/01/25 ......... 2,015 2,018,036
2,998,891
Security
Par (000)
Par (000) Value
Tennessee — 0.5%
City of Memphis, Series 2020A, GO,
5.00%, 12/01/25 ................. USD 305 $ 305,517
City of Memphis Electric System, Series 2017,
RB, 5.00%, 12/01/25 .............. 280 280,474
County of Sumner, Series 2020, GO,
5.00%, 12/01/25 ................. 150 150,258
Tennessee State School Bond Authority
Series 2015B , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 190 190,000
Series 2019A , RB , 5.00% , 11/01/25
( HERBIP ) .................... 375 375,000
Series B , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 560 560,000
1,861,249
Texas — 6.4%
City of Austin Water & Wastewater System
Series 2016 , RB , 5.00% , 11/15/25 ...... 110 110,068
Series 2020C , RB , 5.00% , 11/15/25 ..... 140 140,090
Series 2021 , RB , 5.00% , 11/15/25 ...... 535 535,308
Series 2024 , RB , 5.00% , 11/15/25 ...... 100 100,058
City of Houston Combined Utility System
Series 2012B , RB , VRDN ( TD Bank NA
SBPA ), 3.27% , 11/12/25
(a)
.......... 3,325 3,325,000
Series 2018C , RB , VRDN ( Barclays Bank plc
LOC ), 3.27% , 11/12/25
(a)
........... 15,000 15,000,000
Series 2002C , RB , 5.00% , 11/15/25 ..... 135 135,084
Series 2015D , RB , 5.00% , 11/15/25 ..... 385 385,239
Series 2016B , RB , 5.00% , 11/15/25 ..... 375 375,233
Series 1998A , RB , 0.00% , 12/01/25
(b)
.... 20 19,952
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/25 ...... 2,005 2,008,229
Series 2020A , RB , 5.00% , 12/01/25 ..... 205 205,330
Series 2016A , RB , 5.00% , 12/01/31 ..... 570 570,967
Dallas Fort Worth International Airport
Series 2020B , RB , 5.00% , 11/01/25 ..... 485 485,000
Series 2021B , RB , 5.00% , 11/01/25 ..... 480 480,000
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/25 ............... 100 100,000
Series 2015B , RB , 5.00% , 11/01/25 ..... 435 435,000
Series 2017A , RB , 5.00% , 11/01/25 ..... 120 120,000
Series A , RB , 5.00% , 11/01/25 ......... 155 155,000
24,685,558
Vermont — 0.3%
Vermont Municipal Bond Bank
Series 2024 , RB , 5.00% , 12/01/25 ...... 1,000 1,001,698
Series 5 , RB , 5.00% , 12/01/25 ......... 115 115,183
1,116,881
Virginia — 0.7%
City of Norfolk, Series 2015B, RB,
5.00%, 11/01/25 ................. 125 125,000
City of Virginia Beach, Series 2020A, RB,
5.00%, 11/15/25 ................. 385 385,283
County of Chesterfield, Series 2016, RB,
5.00%, 11/01/25 ................. 200 200,000
County of Loudoun
Series 2019A , GO , 5.00% , 12/01/25 ( SAW ) 1,000 1,001,718
Series 2024A , GO , 5.00% , 12/01/25 ..... 155 155,266
Virginia Resources Authority
Series 2015D , RB , 4.00% , 11/01/25 ..... 85 85,000
Series 2016A , RB , 4.00% , 11/01/25 ( MO ) . 195 195,000
Series 2016A , 4.00% , 11/01/25 ........ 5 5,000

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2015 , RB , 5.00% , 11/01/25 ...... USD 115 $ 115,000
Series 2015A , RB , 5.00% , 11/01/25 ( MO ) . 310 310,000
Series 2017C , RB , 5.00% , 11/01/25 ..... 30 30,000
Series 2019B , RB , 5.00% , 11/01/25 ..... 180 180,000
2,787,267
Washington — 12.1%
Central Puget Sound Regional Transit Authority
Series 2015S-1 , RB , 5.00% , 11/01/25 .... 855 855,000
Series 2016S-1 , RB , 5.00% , 11/01/25 .... 155 155,000
Series 2015S-1 , RB , 5.00% , 11/01/30 .... 385 385,000
Series 2015S-1 , RB , 5.00% , 11/01/35 .... 1,525 1,525,000
Series 2015S-1 , RB , 5.00% , 11/01/36 .... 330 330,000
City of Seattle
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 3.90% , 11/04/25
(a)
........... 25,700 25,700,000
Series 2018A , GO , 5.00% , 12/01/25 ..... 375 375,637
City of Vancouver, Series 2015B, GO,
5.00%, 12/01/25 ................. 210 210,337
Clark County School District No. 114 Evergreen,
Series 2018, GO, 5.00%, 12/01/25 (GTD) . 335 335,540
Clark County School District No. 122 Ridgefield,
Series 2017, GO, 5.00%, 12/01/25 (GTD) . 55 55,092
County of King
Series 2024 , RB , VRDN ( Bank of America NA
SBPA ), 3.88% , 11/04/25
(a)
.......... 10,000 10,000,000
Series 2015E , GO , 5.00% , 12/01/25 ..... 225 225,387
County of Snohomish, Series 2022, GO,
5.00%, 12/01/25 ................. 445 445,766
County of Spokane, Series 2019B, GO,
5.00%, 12/01/25 ................. 200 200,336
King County School District No. 405 Bellevue
Series 2016 , GO , 5.00% , 12/01/25 ( GTD ) . 155 155,267
Series 2019 , GO , 5.00% , 12/01/25 ( GTD ) . 160 160,275
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 5.00%, 12/01/25
(GTD) ....................... 395 395,680
King County School District No. 415 Kent, Series
2018, GO, 5.00%, 12/01/25 (GTD) ...... 225 225,361
Kitsap County School District No. 401 Central
Kitsap, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 190 190,320
Pierce County School District No. 10 Tacoma,
Series 2015, GO, 5.00%, 12/01/25 (GTD) . 275 275,452
Pierce County School District No. 402 Franklin
Pierce, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 130 130,219
Port of Tacoma
Series 2008B , RB , VRDN ( Bank of America
NA LOC ), 3.23% , 11/12/25
(a)
........ 3,000 3,000,000
Series A , RB , 4.00% , 12/01/25 ......... 115 115,096
Snohomish County School District No.
201 Snohomish, Series 2016, GO,
5.00%, 12/01/25 (GTD) ............. 220 220,353
Snohomish County School District No. 4 Lake
Stevens, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 70 70,116
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/25
(GTD) ....................... 90 90,152
State of Washington, Series 2004F, GO,
0.00%, 12/01/25 (AMBAC)
(b)
.......... 410 409,111
Security
Par (000)
Par (000) Value
Washington (continued)
University of Washington, Series 2015C, RB,
5.00%, 12/01/25 ................. USD 180 $ 180,303
46,415,800
West Virginia — 0.1%
State of West Virginia
Series 2015A , GO , 3.00% , 11/01/25 ..... 50 50,000
Series 2018B , GO , 5.00% , 12/01/25 ..... 150 150,253
200,253
Wisconsin — 0.9%
State of Wisconsin
Series 2016-2 , GO , 4.00% , 11/01/25 ..... 370 370,000
Series 2016-2 , GO , 5.00% , 11/01/25 ..... 2,200 2,200,000
Series 2017-2 , GO , 5.00% , 11/01/25 ..... 345 345,000
Wisconsin Health & Educational Facilities
Authority, Series 2016A, RB, 5.00%, 11/15/25 425 425,284
3,340,284
Total Long-Term Investments — 99 .6%
(Cost: $ 381,655,851 ) .............................. 381,628,880
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.01%
(c) (d)
......... 166,471 166,487
Total Short-Term Securities — 0.0%
(Cost: $ 166,487 ) ................................. 166,487
Total Investments — 99 .6%
(Cost: $ 381,822,338 ) .............................. 381,795,367
Other Assets Less Liabilities — 0.4% .................... 1,372,967
Net Assets — 100.0% ...............................
$ 383,168,334
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
8
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 151,169 $ 15,004
(a)
$ — $ 314 $ — $ 166,487 166,471 $ 135,908 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 381,628,880 $ — $ 381,628,880
Short-Term Securities
Money Market Funds ...................................... 166,487 — — 166,487
$ 166,487 $ 381,628,880 $ — $ 381,795,367

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 2.2%
Alabama Federal Aid Highway Finance Authority
Series A , RB , 5.00% , 09/01/26 ......... USD 640 $ 651,382
Series B , RB , 5.00% , 09/01/26 ......... 1,435 1,460,520
Series 2016A , RB , 5.00% , 09/01/36 ..... 1,285 1,307,852
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/26 .............. 200 203,199
Alabama Public School & College Authority
Series 2014B , RB , 5.00% , 01/01/26 ..... 1,890 1,896,178
Series B , RB , 5.00% , 05/01/26 ......... 55 55,179
Series C , RB , 5.00% , 06/01/26 ......... 150 150,489
Series 2020A , RB , 5.00% , 11/01/26 ..... 520 531,580
Auburn University, Series 2025-A, RB,
5.00%, 06/01/26 ................. 500 506,432
Black Belt Energy Gas District, Series 2021B,
RB, VRDN, 4.00%, 12/01/26
(a)
........ 3,300 3,322,724
City of Huntsville, Series 2016D, GO,
5.00%, 05/01/26 ................. 40 40,458
State of Alabama
Series 2014-A , GO , 3.00% , 08/01/26 .... 100 99,942
Series 2016C , GO , 5.00% , 08/01/26 ..... 285 289,908
Series 2016A , GO , 5.00% , 11/01/26 ..... 120 120,682
University of Alabama (The)
Series 2019A , RB , 5.00% , 07/01/26 ..... 145 147,201
Series 2019C , RB , 5.00% , 07/01/26 ..... 230 233,492
11,017,218
Alaska — 0.2%
Alaska Municipal Bond Bank Authority, Series
2025, RB, 5.00%, 10/01/26 .......... 195 198,950
Borough of North Slope, Series 2024A, GO,
5.00%, 06/30/26 ................. 145 147,069
Municipality of Anchorage
Series 2018A , GO , 5.00% , 09/01/26 ..... 215 218,951
Series 2022A , GO , 5.00% , 09/01/26 ..... 375 381,892
Series D , GO , 5.00% , 09/01/26 ........ 25 25,024
State of Alaska, Series 2024B, GO,
5.00%, 08/01/26 ................. 100 101,726
1,073,612
Arizona — 2.3%
Arizona Board of Regents
Series 2016 , RB , 5.00% , 06/01/26 ...... 140 141,704
Series 2021A , COP , 5.00% , 06/01/26 .... 310 313,631
Series 2017B , RB , 5.00% , 07/01/26 ..... 130 131,982
Series 2020A , RB , 5.00% , 07/01/26 ..... 75 76,163
Series 2016A , RB , 4.00% , 06/01/28 ..... 290 291,546
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/26 ................. 305 309,814
Arizona Industrial Development Authority, Series
2024, RB, VRDN, 5.00%, 11/01/26
(a)
..... 300 305,474
Arizona State University, Series 2019A, RB,
5.00%, 07/01/26 ................. 145 147,249
Arizona Transportation Board
Series 2016 , RB , 5.00% , 07/01/26 ...... 135 137,131
Series 2017A , RB , 5.00% , 07/01/26 ..... 520 528,207
City of Mesa Utility System, Series 2016, RB,
5.00%, 07/01/26 ................. 130 131,897
City of Phoenix
Series 2016 , GO , 4.00% , 07/01/26 ...... 305 307,890
Series 2016 , GO , 5.00% , 07/01/26 ...... 885 899,144
City of Phoenix Civic Improvement Corp.
Series 2016 , RB , 5.00% , 07/01/26 ...... 140 142,089
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2020A , RB , 5.00% , 07/01/26 ..... USD 345 $ 350,149
Series 2021B , RB , 5.00% , 07/01/26 ..... 735 745,969
Series 2022 , RB , 5.00% , 07/01/26 ...... 260 263,880
Series B , RB , 5.00% , 07/01/26 ......... 390 395,820
Series 2005B , RB , 5.50% , 07/01/26 ( NPFGC ) 40 40,727
City of Tucson Water System, Series 2017, RB,
5.00%, 07/01/26 ................. 225 228,343
County of Pima Sewer System
Series 2016 , RB , 5.00% , 07/01/26 ...... 375 380,393
Series 2020A , RB , 5.00% , 07/01/26 ..... 470 476,952
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/26 ................. 635 644,812
Maricopa County Unified School District
No. 93-Cave Creek, Series 2015A, GO,
4.00%, 07/01/26 (BAM) ............ 450 450,347
Maricopa County Union High School District No.
210-Phoenix
Series 2014C , GO , 3.50% , 07/01/26 ..... 950 950,395
Series 2021E , GO , 5.00% , 07/01/26 ..... 125 126,899
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/26 ..... 1,385 1,390,125
Series 2017A , RB , 5.00% , 01/01/26 ..... 255 255,944
Series 2019A , RB , 5.00% , 01/01/26 ..... 250 250,925
Series 2021A , RB , 5.00% , 01/01/26 ..... 210 210,777
Scottsdale Municipal Property Corp., Series
2025, RB, 5.00%, 07/01/26 .......... 450 456,508
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/26 ................. 130 131,870
11,614,756
Arkansas — 0.0%
State of Arkansas
Series 2014 , GO , 5.00% , 04/01/26 ...... 115 115,205
Series 2014 , GO , 5.00% , 10/01/26 ...... 20 20,029
135,234
California — 10.4%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/26 ................. 245 249,710
Alameda Unified School District-Alameda
County, Series 2004-A, GO, 0.00%, 08/01/26
(AGM)
(b)
...................... 105 102,968
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/26
(b)
............. 55 53,876
Anaheim City School District, Series 2007, GO,
0.00%, 08/01/26 (NPFGC)
(b)
.......... 500 489,603
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/26 500 511,815
Bay Area Toll Authority, Series 2017S-7, RB,
5.00%, 04/01/26 ................. 275 277,884
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/26
(b)
............. 100 98,303
California Health Facilities Financing Authority
Series 2015 , RB , 5.00% , 11/15/26 ...... 200 200,307
Series 2018A , RB , 5.00% , 11/15/26 ..... 260 266,152
California Infrastructure & Economic
Development Bank
Series 2016 , RB , 5.00% , 07/01/26 ...... 1,040 1,053,394
Series 2016 , RB , 5.00% , 10/01/26 ...... 110 111,144
Series 2017 , RB , 5.00% , 10/01/26 ...... 80 81,810
Series 2019 , RB , 5.00% , 10/01/26 ...... 130 132,941
Series 2016A , RB , 5.00% , 10/01/27 ..... 100 102,315
Series 2016A , RB , 4.00% , 10/01/35 ..... 100 101,420

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
California State Public Works Board
Series 2021A , RB , 5.00% , 02/01/26 ..... USD 195 $ 196,091
Series 2016B , RB , 5.00% , 04/01/26 ..... 190 191,820
Series 2017F , RB , 5.00% , 04/01/26 ..... 300 302,873
Series 2022C , RB , 5.00% , 08/01/26 ..... 190 193,364
Series E , RB , 5.00% , 09/01/26 ......... 75 76,484
Series B , RB , 5.00% , 10/01/26 ......... 385 393,430
California State University
Series 2016B-3 , RB , VRDN
3.13% , 11/01/26
(a)
............... 250 249,927
Series 2015A , RB , 5.00% , 11/01/26 ..... 255 255,009
Series 2016A , RB , 5.00% , 11/01/26 ..... 210 212,495
Series 2017A , RB , 5.00% , 11/01/26 ..... 220 225,772
Series 2020A , RB , 5.00% , 11/01/26 ..... 50 51,312
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/27 .............. 145 148,002
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 80 81,584
City of Long Beach Airport System, Series
2022A, RB, 5.00%, 06/01/26 (AGM) ..... 355 359,915
City of Los Angeles, Series 2023A, RB,
5.00%, 02/01/26 ................. 500 502,896
City of Los Angeles Department of Airports
Series 2018E , RB , 5.00% , 05/15/26 ..... 110 111,468
Series 2019E , RB, AMT , 5.00% , 05/15/26 . 275 278,671
Series 2023B , RB , 5.00% , 05/15/26 ..... 410 415,472
City of Los Angeles Wastewater System, Series
2018B, RB, 5.00%, 06/01/26 ......... 120 121,836
City of Riverside, Series 2019A, RB,
5.00%, 10/01/26 ................. 160 163,898
Clovis Unified School District, Series 2004A, GO,
0.00%, 08/01/26 (NPFGC)
(b)
.......... 235 230,502
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/26 ..... 80 80,680
Contra Costa Water District, Series U, RB,
5.00%, 10/01/26 ................. 50 51,195
East Bay Municipal Utility District Water System
Series 2015A , RB , 5.00% , 06/01/26 ..... 20 20,315
Series 2017B , RB , 5.00% , 06/01/26 ..... 335 340,281
El Camino Community College District
Fountation (The), Series 2012C, GO,
0.00%, 08/01/26
(b)
................ 150 146,978
Escondido Union High School District, Series
2008A, GO, 0.00%, 08/01/26
(b)
........ 50 49,054
Evergreen School District, Series 2009B, GO,
0.00%, 08/01/26 (AGC)
(b)
............ 80 78,452
Folsom Cordova Unified School District School
Facilities Improvement Dist No. 4, Series A,
GO, 0.00%, 10/01/26 (NPFGC)
(b)
....... 100 97,628
Foothill-De Anza Community College District,
Series 2003B, GO, 0.00%, 08/01/26
(NPFGC)
(b)
.................... 100 98,173
Grossmont Union High School District
(b)
Series 2004 , GO , 0.00% , 08/01/26 ( AGM ) . 90 88,193
Series 2008 , GO , 0.00% , 08/01/26 ...... 825 808,141
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/26 ......... 100 101,980
Los Angeles Community College District
Series 2015C , GO , 5.00% , 06/01/26 ..... 230 233,546
Series I , GO , 4.00% , 08/01/26 ......... 205 207,601
Series 2024 , GO , 5.00% , 08/01/26 ...... 500 510,010
Series C-1 , GO , 5.00% , 08/01/26 ....... 415 423,309
Series D , GO , 5.00% , 08/01/26 ........ 500 510,010
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/26 ..... USD 545 $ 553,559
Series 2021A , RB , 5.00% , 06/01/26 ..... 125 126,963
Series 2016A , RB , 5.00% , 07/01/26 ..... 375 379,412
Series 2017A , RB , 5.00% , 07/01/26 ..... 380 386,854
Series 2019C , RB , 5.00% , 07/01/26 ..... 100 101,804
Series 2023-A , RB , 5.00% , 07/01/26 ..... 715 727,897
Los Angeles County Public Works Financing
Authority, Series 2015B, RB, 5.00%, 12/01/26 130 130,231
Los Angeles Department of Water & Power
Series 2021C , RB , 3.00% , 07/01/26 ..... 500 498,905
Series 2017A , RB , 5.00% , 07/01/26 ..... 360 365,706
Series 2018A , RB , 5.00% , 07/01/26 ..... 80 81,268
Series 2018B , RB , 5.00% , 07/01/26 ..... 585 592,239
Series 2019C , RB , 5.00% , 07/01/26 ..... 235 238,725
Series 2019D , RB , 5.00% , 07/01/26 ..... 75 76,189
Series 2020A , RB , 5.00% , 07/01/26 ..... 320 325,072
Series 2021C , RB , 5.00% , 07/01/26 ..... 190 192,351
Series 2022E , RB , 5.00% , 07/01/26 ..... 175 177,774
Series 2023D , RB , 5.00% , 07/01/26 ..... 125 126,981
Los Angeles Department of Water & Power
Water System
Series 2016A , RB , 5.00% , 07/01/26 ..... 445 446,339
Series 2016B , RB , 5.00% , 07/01/26 ..... 165 165,496
Series 2018B , RB , 5.00% , 07/01/26 ..... 275 278,959
Series 2020A , RB , 5.00% , 07/01/26 ..... 215 218,095
Series 2021B , RB , 5.00% , 07/01/26 ..... 145 147,087
Los Angeles Unified School District
Series 2016B , GO , 5.00% , 07/01/26 ..... 115 117,082
Series 2017A , GO , 5.00% , 07/01/26 ..... 940 957,018
Series 2018B-1 , GO , 5.00% , 07/01/26 .... 385 391,970
Series 2020A , GO , 5.00% , 07/01/26 ..... 360 366,518
Series 2020C , GO , 5.00% , 07/01/26 ..... 240 244,345
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 440 447,966
Series 2022QRR , GO , 5.00% , 07/01/26 ... 165 167,987
Series 2023QRR , GO , 5.00% , 07/01/26 ... 210 213,802
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/26 ..... 280 278,834
Series 2019A , RB , 5.00% , 07/01/26 ..... 290 295,347
Series 2021B , RB , 5.00% , 10/01/26 ..... 175 179,503
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/26 ..... 920 943,046
Series 2020A , RB , 5.00% , 11/01/26 ..... 415 425,396
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/26 (NPFGC)
(b)
... 190 186,542
Northern California Sanitation Agencies
Financing Authority, Series 2015, RB,
5.00%, 08/01/26 ................. 80 80,155
Pajaro Valley Unified School District, Series
2005B, GO, 0.00%, 08/01/26
(b)
........ 100 98,101
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/26
(b)
............. 335 329,048
Palos Verdes Peninsula Unified School
District, Series 2002B, GO, 0.00%, 11/01/26
(NPFGC)
(b)
.................... 165 160,843
Port of Los Angeles, Series 2019C-2, RB,
5.00%, 08/01/26 ................. 125 127,278
Rancho Water District Financing Authority,
Series 2016B, RB, 5.00%, 08/01/28 ..... 40 40,769
Regents of the University of California
Medical Center Pooled, Series 2016L, RB,
4.00%, 05/15/26 ................. 1,085 1,091,068

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Riverside County Transportation Commission
Sales Tax
Series 2016A , RB , 3.00% , 06/01/26 ..... USD 820 $ 820,114
Series 2017A , RB , 5.00% , 06/01/26 ..... 540 547,886
Sacramento Municipal Utility District
Series 2017E , RB , 5.00% , 08/15/26 ..... 80 81,670
Series 2022J , RB , 5.00% , 08/15/26 ..... 75 76,566
San Diego County Regional Transportation
Commission, Series 2023A, RB,
5.00%, 04/01/26 ................. 200 202,271
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/26 ......... 100 100,114
San Diego Public Facilities Financing Authority
Series 2015 , RB , 4.00% , 05/15/26 ...... 80 80,088
Series 2020A , RB , 5.00% , 08/01/26 ..... 210 214,079
Series 2023A , RB , 5.00% , 08/01/26 ..... 330 336,409
San Diego Unified School District
Series 2009-1 , GO , 0.00% , 07/01/26
(b)
... 50 49,050
Series 2016R-5 , GO , 5.00% , 07/01/26 ... 305 309,915
Series C-2 , GO , 5.50% , 07/01/26 ....... 25 25,479
San Francisco Bay Area Rapid Transit District
Series 2019F-1 , GO , 4.00% , 08/01/26 .... 55 55,702
Series 2019B-1 , GO , 5.00% , 08/01/26 .... 210 214,220
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/26 ..... 515 521,286
Series 2019D , RB , 5.00% , 05/01/26 ..... 100 101,221
Series 2022B , RB , 5.00% , 05/01/26 ..... 115 116,404
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 1,000 1,001,907
Series 2023A , RB , 5.00% , 10/01/26 ..... 500 511,723
San Juan Unified School District, Series 2001,
GO, 0.00%, 08/01/26
(b)
............. 1,000 981,366
San Mateo County Community College District
(b)
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC ) .................... 95 93,110
Series A , GO , 0.00% , 09/01/26 ( NPFGC ) . 385 377,340
Santa Barbara Community College District,
Series 2016, GO, 5.00%, 08/01/27 ...... 100 101,958
Santa Clara County Financing Authority, Series
2019A, RB, 5.00%, 05/01/26 ......... 160 162,025
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/26 ..... 185 186,932
Series 2018A , RB , 5.00% , 06/01/26 ..... 100 101,484
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 175 179,345
Santa Monica Community College District
(b)
Series 2009C , GO , 0.00% , 08/01/26 ..... 500 490,503
Series 2010E , GO , 0.00% , 08/01/26 ..... 500 490,431
Southern California Public Power Authority
Series 2015C , RB , 5.00% , 07/01/26 ..... 720 721,430
Series 2023-1 , RB , 5.00% , 07/01/26 ..... 80 81,268
Series 2016A , RB , 5.00% , 07/01/28 ..... 200 200,672
State of California
Series A , GO , 4.00% , 04/01/26 ........ 100 100,581
GO , 5.00% , 04/01/26 ............... 1,510 1,524,898
Series 2018 , GO , 5.00% , 08/01/26 ...... 340 346,198
Series C , GO , 5.00% , 08/01/26 ........ 760 773,853
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,150 2,189,190
GO , 5.00% , 08/01/26 ............... 1,500 1,504,922
GO , 5.00% , 09/01/26 ............... 1,445 1,474,428
GO , 5.00% , 10/01/26 ............... 1,580 1,607,630
Series 2019 , GO , 5.00% , 10/01/26 ...... 235 240,296
GO , 4.00% , 11/01/26 ............... 850 862,740
Security
Par (000)
Par (000) Value
California (continued)
Series 2017 , GO , 5.00% , 11/01/26 ...... USD 710 $ 727,574
GO , 5.00% , 11/01/26 ............... 370 379,158
Series CX , GO , 3.00% , 12/01/26 ....... 500 500,940
GO , 5.00% , 12/01/26 ............... 1,015 1,042,265
GO , 5.00% , 08/01/27 ............... 305 310,630
Series 2016 , GO , 5.00% , 08/01/27 ...... 660 672,182
Series 2016 , GO , 4.00% , 09/01/27 ...... 130 131,617
GO , 5.00% , 09/01/27 ............... 185 188,806
Series 2017 , GO , 4.00% , 08/01/28 ...... 80 80,661
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/26 ...... 80 81,246
Series AX , RB , 5.00% , 12/01/26 ........ 425 437,427
Series AZ , RB , 5.00% , 12/01/26 ........ 120 123,509
Series BA , RB , 5.00% , 12/01/26 ........ 40 41,170
Series BB , RB , 5.00% , 12/01/26 ........ 185 190,409
University of California
Series 2016K , RB , 4.00% , 05/15/26 ..... 180 181,399
Series 2018AZ , RB , 4.00% , 05/15/26 .... 370 372,875
Series 2017AV , RB , 5.00% , 05/15/26 .... 210 212,737
Series 2017AY , RB , 5.00% , 05/15/26 .... 765 774,970
Series 2020BE , RB , 5.00% , 05/15/26 .... 220 222,867
Series 2021BH , RB , 5.00% , 05/15/26 .... 110 111,434
Series 2022S , RB , 5.00% , 05/15/26 ..... 125 126,629
Series 2023BN , RB , 5.00% , 05/15/26 .... 145 146,890
Series 2024BS , RB , 5.00% , 05/15/26 .... 85 86,108
Series 2024BT , RB , 5.00% , 05/15/26 .... 150 151,955
53,376,695
Colorado — 1.5%
Board of Governors of Colorado State University
System, Series A, RB, 5.00%, 03/01/26
(HERBIP) ..................... 535 538,996
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/26 ..... 70 71,224
Series 2020B , GO , 5.00% , 08/01/26 ..... 1,000 1,017,483
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/26 ..... 555 567,847
Series 2022B , RB , 5.00% , 11/15/26 ..... 380 388,796
Series 2022C , RB , 5.00% , 11/15/26 ..... 225 230,208
City of Colorado Springs Utilities System
Series 2018A-1 , RB , 5.00% , 11/15/26 .... 185 189,551
Series 2020B , RB , 5.00% , 11/15/26 ..... 215 220,289
Series 2021B , RB , 5.00% , 11/15/26 ..... 175 179,305
Series 2024B , RB , 5.00% , 11/15/26 ..... 65 66,599
Series A-2 , RB , 5.00% , 11/15/26 ....... 130 133,198
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/26 ...... 215 220,497
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/26 ......... 300 305,344
County of Jefferson, COP, 5.00%, 12/01/26 .. 250 255,854
Denver City & County School District No. 1
Series 2016 , GO , 4.00% , 12/01/26 ( SAW ) . 375 375,348
Series 2017 , GO , 5.00% , 12/01/26 ( SAW ) . 315 322,952
Series 2018A , GO , 5.50% , 12/01/26 ( SAW ) 210 216,410
E-470 Public Highway Authority, Series B, RB,
0.00%, 09/01/26 (NPFGC)
(b)
.......... 1,340 1,308,284
Park Creek Metropolitan District, Series 2025,
5.00%, 12/01/26 ................. 140 143,068
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/26 .... 410 415,464
Series 2021C-3B , RB , VRDN
2.00% , 10/15/26
(a)
............... 350 344,867
7,511,584

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut — 2.4%
Connecticut State Health & Educational Facilities
Authority
(a)
Series 2017C-2 , RB , VRDN 2.80% , 02/03/26 USD 3,560 $ 3,555,550
Series A-2 , RB , VRDN 2.00% , 07/01/26 ... 235 233,330
State of Connecticut
Series 2016A , GO , 4.00% , 03/15/26 ..... 260 261,194
Series 2016A , GO , 5.00% , 03/15/26 ..... 390 393,202
Series 2018B , GO , 5.00% , 04/15/26 ..... 950 959,659
Series A , GO , 5.00% , 04/15/26 ........ 1,275 1,287,963
Series B , GO , 5.00% , 04/15/26 ........ 170 171,728
Series 2016B , GO , 4.00% , 05/15/26 ..... 185 186,270
Series 2016B , GO , 5.00% , 05/15/26 ..... 450 455,457
Series 2020C , GO , 4.00% , 06/01/26 ..... 205 206,531
Series 2021B , GO , 4.00% , 06/01/26 ..... 100 100,747
Series 2022C , GO , 5.00% , 06/15/26 ..... 550 557,741
Series 2023B , GO , 5.00% , 08/01/26 ..... 300 305,133
Series 2018F , GO , 5.00% , 09/15/26 ..... 230 234,618
Series 2022D , GO , 5.00% , 09/15/26 ..... 380 387,629
Series E , GO , 5.00% , 10/15/26 ........ 225 229,982
Series 2022G , GO , 5.00% , 11/15/26 ..... 435 445,522
State of Connecticut Special Tax
Series 2020A , RB , 5.00% , 05/01/26 ..... 560 566,257
Series 2021A , RB , 5.00% , 05/01/26 ..... 660 667,374
Series 2024A-1 , RB , 5.00% , 07/01/26 .... 500 507,528
Series A , RB , 5.00% , 09/01/26 ......... 125 127,380
Series 2018C , RB , 5.00% , 10/01/26 ..... 80 81,686
Series 2021D , RB , 5.00% , 11/01/26 ..... 425 434,844
12,357,325
Delaware — 0.6%
Delaware Transportation Authority
Series 2016 , RB , 5.00% , 07/01/26 ...... 515 523,026
Series 2017 , RB , 5.00% , 07/01/26 ...... 405 411,312
Series 2020 , RB , 5.00% , 09/01/26 ...... 570 581,230
State of Delaware
Series 2017A , GO , 5.00% , 01/01/26 ..... 345 346,271
Series 2020A , GO , 5.00% , 01/01/26 ..... 240 240,884
Series 2019 , GO , 5.00% , 02/01/26 ...... 150 150,846
Series 2017 , GO , 5.00% , 03/01/26 ...... 390 392,979
Series 2020B , GO , 5.00% , 07/01/26 ..... 170 172,649
Series 2019A , GO , 5.00% , 10/01/26 ..... 105 107,266
2,926,463
District of Columbia — 1.3%
District of Columbia
Series 2015B , GO , 5.00% , 06/01/26 ..... 130 130,217
Series 2017D , GO , 5.00% , 06/01/26 ..... 145 146,870
Series 2023B , GO , 5.00% , 06/01/26 ..... 205 207,644
Series D , GO , 5.00% , 06/01/26 ........ 360 364,644
Series 2015 , RB , 5.00% , 07/15/26 ...... 520 521,952
Series 2019A , GO , 5.00% , 10/15/26 ..... 590 602,813
Series 2020 , RB , 5.00% , 12/01/26 ...... 560 573,806
Series 2016A , GO , 5.00% , 06/01/27 ..... 175 177,322
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/26 ..... 100 100,719
Series 2020C , RB , 5.00% , 05/01/26 ..... 75 75,829
Series 2019C , RB , 5.00% , 10/01/26 ..... 1,005 1,025,953
Series 2020B , RB , 5.00% , 10/01/26 ..... 235 239,900
District of Columbia Water & Sewer Authority
Series 2018B , RB , 5.00% , 10/01/26 ..... 195 199,172
Series 2019B , RB , 5.00% , 10/01/26 ..... 205 209,237
Series 2024A , RB , 5.00% , 10/01/26 ..... 250 255,167
Washington Metropolitan Area Transit Authority
Series A-1 , RB , 5.00% , 07/01/26 ....... 470 476,952
Series 2023A , RB , 5.00% , 07/15/26 ..... 130 132,041
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2021A , RB , 5.00% , 07/15/26 ..... USD 1,090 $ 1,107,111
6,547,349
Florida — 4.5%
Central Florida Expressway Authority
Series 2016B , RB , 5.00% , 07/01/26 ..... 810 820,886
Series 2016B , RB , 5.00% , 07/01/27 ..... 110 111,491
Central Florida Tourism Oversight District
Series 2017A , GO , 5.00% , 06/01/26 ..... 130 131,669
Series 2016A , GO , 5.00% , 06/01/27 ..... 300 303,686
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/26 ......... 270 275,457
City of Jacksonville
Series 2024 , RB , 5.00% , 10/01/26 ...... 1,045 1,067,168
Series B , RB , 5.00% , 10/01/26 ......... 250 255,303
City of Tallahassee, Series 2025, RB,
5.00%, 10/01/26
(c)
................ 500 510,470
County of Miami-Dade
Series 2021A , RB , 5.00% , 04/01/26 ..... 150 151,353
Series 2016A , GO , 5.00% , 07/01/26 ..... 190 192,804
Series 2016 , RB , 5.00% , 10/01/26 ...... 160 163,234
Series B , RB , 5.00% , 10/01/26 ......... 615 615,982
Series 2015A , GO , 5.00% , 11/01/26 ..... 1,000 1,002,965
County of Miami-Dade Transit System, Series
2017, RB, 5.00%, 07/01/27 .......... 315 319,892
County of Seminole, Series 2025A, RB,
5.00%, 10/01/26 ................. 100 102,103
Florida Department of Environmental Protection
Series 2016A , RB , 5.00% , 07/01/26 ..... 495 502,485
Series 2019B , RB , 5.00% , 07/01/26 ..... 300 304,537
Series 2016A , RB , 5.00% , 07/01/27 ..... 455 462,022
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/27 . 1,000 1,017,678
Florida Municipal Power Agency, Series 2021B,
RB, 5.00%, 10/01/26 .............. 125 127,532
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/26 ......... 200 204,177
JEA Electric System, Series 2024A, RB,
5.00%, 10/01/26 ................. 80 81,624
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/26 ................. 500 510,698
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/26 ............. 500 502,385
Orange County School Board
Series 2016B , COP , 5.00% , 08/01/26 .... 90 91,416
Series 2017B , COP , 5.00% , 08/01/26 .... 695 705,936
Orlando Utilities Commission, Series 2020A, RB,
5.00%, 10/01/26 ................. 170 173,529
Palm Beach County School District
Series 2017A , COP , 5.00% , 08/01/26 .... 825 838,043
Series 2018A , COP , 5.00% , 08/01/26 .... 210 213,320
Series 2022B , COP , 5.00% , 08/01/26 .... 630 639,960
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/26 ................. 555 566,016
School Board of Miami-Dade County (The)
Series 2025A , COP , 5.00% , 05/01/26 .... 500 505,130
Series 2015D , COP , 5.00% , 02/01/27 .... 455 457,405
School District of Broward County
Series A , COP , 5.00% , 07/01/26 ........ 250 253,310
Series B , COP , 5.00% , 07/01/26 ........ 150 151,986
Series C , COP , 5.00% , 07/01/26 ........ 395 400,230
Series 2016A , COP , 5.00% , 07/01/27 .... 200 202,802
Series B , COP , 5.00% , 07/01/27 ........ 215 218,013
State of Florida
Series 2016A , GO , 3.00% , 06/01/26 ..... 125 125,003

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2018B , GO , 5.00% , 06/01/26 ..... USD 100 $ 101,327
Series 2019C , GO , 5.00% , 06/01/26 ..... 365 369,845
Series 2021B , GO , 5.00% , 06/01/26 ..... 170 172,257
Series 2022A , GO , 5.00% , 06/01/26 ..... 140 141,858
Series 2015A , GO , 5.00% , 07/01/26 ..... 470 470,792
Series 2016A , GO , 5.00% , 07/01/26 ..... 70 71,059
Series 2018A , GO , 5.00% , 07/01/26 ..... 105 106,588
Series 2019A , GO , 5.00% , 07/01/26 ..... 285 289,310
Series 2019B , GO , 5.00% , 07/01/26 ..... 485 492,334
Series 2021B , GO , 5.00% , 07/01/26 ..... 175 177,646
Series 2024A , GO , 5.00% , 07/01/26 ..... 1,140 1,157,239
Series 2016E , GO , 5.00% , 06/01/27 ..... 160 162,035
State of Florida Department of Transportation
Series 2020 , RB , 5.00% , 07/01/26 ...... 425 431,230
Series 2021A , RB , 5.00% , 07/01/26 ..... 250 253,533
State of Florida Department of Transportation
Turnpike System
Series 2016B , RB , 2.50% , 07/01/26 ..... 500 497,426
Series 2019A , RB , 5.00% , 07/01/26 ..... 155 157,303
Series 2020B , RB , 5.00% , 07/01/26 ..... 140 142,080
Series 2016C , RB , 5.00% , 07/01/27 ..... 185 187,635
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/26 ..... 1,340 1,360,707
Series 2016B , RB , 5.00% , 07/01/26 ..... 385 390,949
Series 2017A , RB , 5.00% , 07/01/26 ..... 80 81,236
Series 2016A , RB , 5.00% , 07/01/27 ..... 145 147,171
22,641,260
Georgia — 2.1%
City of Atlanta
Series 2022A1 , GO , 5.00% , 12/01/26 .... 200 205,167
Series 2022A-2 , GO , 5.00% , 12/01/26 .... 675 692,440
City of Atlanta Department of Aviation, Series
2022A, RB, 5.00%, 07/01/26 ......... 100 101,551
City of Atlanta Water & Wastewater
Series 2018B , RB , 5.00% , 11/01/26 ..... 320 327,587
Series 2018C , RB , 5.00% , 11/01/26 ..... 575 588,632
Columbia County School District, Series 2020,
GO, 4.00%, 04/01/26 (SAW) ......... 110 110,564
County of Carroll, Series 2021, GO,
5.00%, 06/01/26 ................. 85 86,018
County of Forsyth, Series B, GO,
5.00%, 03/01/26 ................. 40 40,067
Georgia Ports Authority, Series 2021, RB,
5.00%, 07/01/26 ................. 210 213,120
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/26 ...... 665 674,135
Gwinnett County Water & Sewerage Authority,
Series 2020, RB, 5.00%, 08/01/26 ...... 155 157,704
Henry County School District
Series 2021 , GO , 4.00% , 08/01/26 ( SAW ) . 150 151,464
Series 2016 , GO , 5.00% , 08/01/26 ( SAW ) . 240 244,098
Main Street Natural Gas, Inc.
Series 2019C , RB , VRDN 4.00% , 09/01/26
(a)
310 312,669
Series 2019C , RB , 5.00% , 09/01/26 ..... 925 936,511
Series 2024C , RB , 5.00% , 12/01/26 ..... 260 264,419
Metropolitan Atlanta Rapid Transit Authority
Series 2015B , RB , 5.00% , 07/01/26 ..... 150 152,293
Series 2015C , RB , 5.00% , 07/01/26 ..... 400 406,115
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/26 ..... 100 100,342
Series 2019A , RB , 5.00% , 01/01/26 ..... 400 401,368
Series 2024A , RB , 5.00% , 01/01/26 ..... 835 837,856
Private Colleges & Universities Authority, Series
2019A, RB, 5.00%, 09/01/26 ......... 375 382,168
Security
Par (000)
Par (000) Value
Georgia (continued)
State of Georgia
Series 2016F , GO , 5.00% , 01/01/26 ..... USD 1,420 $ 1,425,348
Series 2015A , GO , 5.00% , 02/01/26 ..... 105 105,175
Series 2017A-1 , GO , 5.00% , 02/01/26 .... 335 336,932
Series 2018A , GO , 5.00% , 07/01/26 ..... 315 319,888
Series 2019A , GO , 5.00% , 07/01/26 ..... 295 299,578
Series 2020A , GO , 5.00% , 08/01/26 ..... 625 635,973
Series 2016E , GO , 5.00% , 12/01/26 ..... 345 353,932
10,863,114
Hawaii — 1.3%
City & County Honolulu Wastewater System,
Series A, RB, 5.00%, 07/01/27 ........ 300 304,273
City & County of Honolulu
Series 2025E , GO , 5.00% , 01/01/26 ..... 410 411,490
Series 2020D , GO , 5.00% , 07/01/26 ..... 610 619,426
Series 2020F , GO , 5.00% , 07/01/26 ..... 275 279,249
Series 2021A , GO , 5.00% , 07/01/26 ..... 75 76,159
Series 2021B , GO , 5.00% , 07/01/26 ..... 250 253,863
Series 2019C , GO , 4.00% , 08/01/26 ..... 200 202,033
Series D , GO , 5.00% , 09/01/26 ........ 165 168,224
County of Hawaii, Series C, GO,
5.00%, 09/01/26 ................. 80 80,593
County of Maui
Series 2022 , GO , 5.00% , 03/01/26 ...... 60 60,419
Series 2015 , GO , 3.00% , 09/01/26 ...... 1,500 1,500,080
State of Hawaii
Series 2018FT , GO , 5.00% , 01/01/26 .... 500 501,793
Series 2019FW , GO , 5.00% , 01/01/26 .... 155 155,556
Series FK , GO , 5.00% , 05/01/26 ....... 110 111,256
Series FG , GO , 5.00% , 10/01/26 ....... 485 495,487
Series FH , GO , 5.00% , 10/01/26 ....... 125 127,703
Series FN , GO , 5.00% , 10/01/26 ....... 580 592,541
State of Hawaii State Highway Fund
Series B , RB , 5.00% , 01/01/26 ......... 255 255,914
Series B , RB , 5.00% , 01/01/27 ......... 200 202,987
University of Hawaii, Series 2017F, RB,
5.00%, 10/01/26 ................. 145 147,870
6,546,916
Idaho — 0.4%
Idaho Housing & Finance Association
Series 2015A , RB , 5.00% , 07/15/26 ..... 1,145 1,162,014
Series 2017A , RB , 5.00% , 07/15/26 ..... 190 192,823
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/26 .............. 500 506,724
1,861,561
Illinois — 4.3%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/26 (BAM) ..... 670 672,424
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/26 ..... 835 837,665
Series 2022D , RB , 5.00% , 01/01/26 ..... 305 305,973
Series 2024F , RB , 5.00% , 01/01/26 ..... 500 501,596
Series D , RB , 5.00% , 01/01/26 ......... 275 275,878
Series E , RB , 5.00% , 01/01/26 ......... 665 667,122
City of Chicago Wastewater Transmission,
Series 2024B, RB, 5.00%, 01/01/26 ..... 185 185,515
City of Chicago Waterworks
Series 2004 , RB , 5.00% , 11/01/26 ...... 135 137,539
Series 2024A , RB , 5.00% , 11/01/26 ..... 505 514,499
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/26 (BAM) ............ 500 503,201

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
County of Cook, Series 2021B, GO,
4.00%, 11/15/26 ................. USD 60 $ 60,749
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/26 .......... 125 127,728
Illinois Finance Authority
Series 2016 , RB , 5.00% , 01/01/26 ...... 235 235,808
Series 2017 , RB , 5.00% , 01/01/26 ...... 740 742,545
Series 2020A , RB , 5.00% , 04/01/26 ..... 95 95,917
Series 2016 , RB , 4.00% , 07/01/26 ...... 445 445,742
Series 2017 , RB , 5.00% , 07/01/26 ...... 1,395 1,415,634
Series 2019 , RB , 5.00% , 07/01/26 ...... 740 750,946
Series 2020 , RB , 5.00% , 07/01/26 ...... 410 416,065
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/26 ..... 100 100,326
Series 2019B , RB , 5.00% , 01/01/26 ..... 335 336,092
Series 2019C , RB , 5.00% , 01/01/26 ..... 1,835 1,840,980
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/26 ........ 245 250,764
Series D , GO , 5.00% , 12/01/26 ........ 125 127,941
Regional Transportation Authority, Series 2017A,
RB, 5.00%, 07/01/26 .............. 110 111,457
Sales Tax Securitization Corp.
Series 2023A , RB , 3.00% , 01/01/26 ..... 150 149,968
Series 2021A , RB , 5.00% , 01/01/26 ..... 475 476,578
Series 2017A , RB , 5.00% , 01/01/26 ..... 200 200,665
State of Illinois
Series 2016 , GO , 5.00% , 02/01/26 ...... 340 341,605
Series 2021A , GO , 5.00% , 03/01/26 ..... 1,245 1,252,994
Series 2022A , GO , 5.00% , 03/01/26 ..... 130 130,839
Series 2022B , GO , 5.00% , 03/01/26 ..... 635 639,098
Series 2023C , GO , 5.00% , 05/01/26 ..... 700 706,969
Series 2024B , GO , 5.00% , 05/01/26 ..... 200 201,991
Series 2023D , GO , 5.00% , 07/01/26 ..... 600 607,946
Series 2019B , GO , 5.13% , 09/01/26 ..... 150 152,698
Series 2018A , GO , 5.00% , 10/01/26 ..... 815 830,214
Series 2018B , GO , 5.00% , 10/01/26 ..... 400 407,467
Series 2020B , GO , 5.00% , 10/01/26 ..... 1,000 1,018,667
Series 2017D , GO , 5.00% , 11/01/26 ..... 1,775 1,810,820
Series 2019A , GO , 5.00% , 11/01/26 ..... 50 51,019
Series 2016 , GO , 5.00% , 06/01/27 ...... 100 101,175
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/26 ..... 290 291,700
Series 2016A , RB , 5.00% , 06/15/26 ..... 750 758,711
Series 2021C , RB , 5.00% , 06/15/26 ..... 65 65,755
21,856,985
Indiana — 1.6%
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/26 ................. 510 520,169
Indiana Finance Authority
Series 2017B , RB , 5.00% , 02/01/26 ..... 220 221,220
Series 2019A , RB , 5.00% , 02/01/26 ..... 570 573,160
Series 2019E , RB , 5.00% , 02/01/26 ..... 290 291,608
Series A , RB , 5.00% , 02/01/26 ......... 135 135,748
Series D , RB , 5.00% , 02/01/26 ......... 100 100,554
Series E , RB , 5.00% , 02/01/26 ......... 415 417,301
Series 2017A , RB , 5.00% , 06/01/26 ..... 650 658,321
Series 2014A , RB , 5.00% , 10/01/26 ..... 100 100,184
Series 2016A , RB , 5.00% , 10/01/26 ..... 625 637,945
Series 2025A , RB , 5.00% , 10/01/26 ..... 585 596,320
Series E , RB , 5.00% , 02/01/27 ......... 100 101,648
Series 2016C , RB , 5.00% , 06/01/27 ..... 865 885,862
Series A , RB , 5.00% , 02/01/29 ......... 260 261,395
Security
Par (000)
Par (000) Value
Indiana (continued)
Indiana Municipal Power Agency
Series 2022A , RB , 5.00% , 01/01/26 ..... USD 260 $ 260,907
Series 2025A , RB , 5.00% , 01/01/26 ..... 500 501,768
Series 2016C , RB , 5.00% , 01/01/27 ..... 175 177,440
Indiana University
Series 2020A , RB , 5.00% , 06/01/26 ..... 125 126,622
Series W-1 , RB , 5.00% , 08/01/26 ....... 100 100,172
Series 2016A , RB , 5.00% , 06/01/27 ..... 370 374,085
Indianapolis Local Public Improvement Bond
Bank, Series 2021A, RB, 5.00%, 06/01/26 . 705 713,850
Purdue University, Series 2016CC, RB,
5.00%, 07/01/26 ................. 405 411,122
8,167,401
Iowa — 0.5%
City of Des Moines
Series 2020A , GO , 5.00% , 06/01/26 ..... 475 480,990
Series 2021A , GO , 5.00% , 06/01/26 ..... 330 334,162
Series 2022A , GO , 5.00% , 06/01/26 ..... 180 182,270
Iowa Finance Authority
Series 2016 , RB , 5.00% , 08/01/26 ...... 445 452,515
Series 2023C , RB , 5.00% , 08/01/26 ..... 95 96,604
State of Iowa
Series 2016A , RB , 4.00% , 06/01/26 ..... 510 513,370
Series 2020A , GO , 5.00% , 06/01/26 ..... 60 60,786
Series 2016 , RB , 5.00% , 06/15/26 ...... 300 304,204
2,424,901
Kansas — 0.7%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/26 ................. 300 305,625
Johnson County Unified School District
No. 229 Blue Valley, Series 2015-B, GO,
3.00%, 10/01/26 ................. 2,000 2,000,042
Kansas Development Finance Authority, Series
2023SRF, RB, 5.00%, 05/01/26 ........ 200 202,215
State of Kansas Department of Transportation
Series 2018A , RB , 5.00% , 09/01/26 ..... 530 540,179
Series 2024A , RB , 5.00% , 09/01/26 ..... 300 305,762
3,353,823
Kentucky — 0.4%
Kentucky Infrastructure Authority, Series 2015A,
RB, 5.00%, 02/01/26 .............. 100 100,182
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/26 ......... 750 756,473
Series A , RB , 5.00% , 09/01/26
(c)
........ 265 269,581
Series A , RB , 5.00% , 10/01/26 ......... 150 152,971
Series B , RB , 5.00% , 11/01/26 ( SAP ) .... 825 842,964
2,122,171
Louisiana — 0.7%
Parish of St. John the Baptist, Series 2017B-2,
RB, VRDN, 2.38%, 07/01/26
(a)
........ 100 99,642
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/26 ..... 150 151,047
Series 2017A , GO , 5.00% , 04/01/26 ..... 210 211,856
Series 2016B , GO , 5.00% , 08/01/26 ..... 880 895,057
Series 2016A , GO , 5.00% , 09/01/26 ..... 220 224,207
Series 2019A , RB , 5.00% , 09/01/26 ..... 1,090 1,110,844
Series 2021 , RB , 5.00% , 09/01/26 ...... 270 275,163
Series 2024C , GO , 5.00% , 12/01/26 ..... 500 512,623

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Louisiana (continued)
State of Louisiana Gasoline & Fuels Tax, Series
B, RB, 5.00%, 05/01/26 ............ USD 210 $ 212,253
3,692,692
Maine — 0.8%
Maine Governmental Facilities Authority, Series
2025A, RB, 5.00%, 10/01/26 ......... 220 224,497
Maine Municipal Bond Bank
Series 2016A , RB , 4.00% , 09/01/26 ..... 170 171,827
Series 2020A , RB , 5.00% , 09/01/26 ..... 425 433,022
Series 2022A , RB , 5.00% , 11/01/26 ..... 90 91,915
Series C , RB , 5.00% , 11/01/26 ......... 270 275,745
Maine Turnpike Authority
Series 2020 , RB , 5.00% , 07/01/26 ...... 715 725,812
Series 2022 , RB , 5.00% , 07/01/26 ...... 435 441,578
State of Maine
Series 2021B , GO , 4.00% , 06/01/26 ..... 160 161,241
Series 2017B , GO , 5.00% , 06/01/26 ..... 285 288,833
Series 2018D , GO , 5.00% , 06/01/26 ..... 350 354,707
Series 2019B , GO , 5.00% , 06/01/26 ..... 265 268,564
Series 2020B , GO , 5.00% , 06/01/26 ..... 370 374,976
Series 2022B , GO , 5.00% , 06/01/26 ..... 205 207,757
4,020,474
Maryland — 3.4%
City of Baltimore
Series 2014A , RB , 5.00% , 07/01/26 ..... 150 150,486
Series 2017C , RB , 5.00% , 07/01/26 ..... 215 218,074
Series 2017A , GO , 5.00% , 10/15/26 ..... 90 91,886
Series 2017B , GO , 5.00% , 10/15/26 ..... 145 148,039
County of Anne Arundel
Series 2018 , GO , 5.00% , 10/01/26 ...... 650 663,611
Series 2020 , GO , 5.00% , 10/01/26 ...... 350 357,329
Series 2021 , GO , 5.00% , 10/01/26 ...... 150 153,141
Series 2022 , GO , 5.00% , 10/01/26 ...... 95 96,989
County of Baltimore
Series 2018 , GO , 5.00% , 03/01/26 ...... 210 211,510
Series 2019 , GO , 5.00% , 03/01/26 ...... 300 302,158
Series 79 , GO , 5.00% , 03/01/26 ........ 75 75,539
Series 2024A , GO , 5.00% , 07/01/26 ..... 310 314,780
Series 2015 , GO , 5.00% , 08/01/26 ...... 135 135,218
County of Charles
Series 2020 , GO , 4.00% , 10/01/26 ...... 80 80,975
Series 2017 , GO , 5.00% , 10/01/26 ...... 350 357,393
Series 2019 , GO , 5.00% , 10/01/26 ...... 110 112,323
Series 2021 , GO , 5.00% , 10/01/26 ...... 100 102,112
County of Frederick
Series 2017A , GO , 5.00% , 02/01/26 ..... 155 155,869
Series 2018A , GO , 5.00% , 08/01/26 ..... 75 76,331
Series 2019A , GO , 5.00% , 08/01/26 ..... 295 300,216
County of Howard
Series 2017D , GO , 5.00% , 02/15/26 ..... 515 518,348
Series 2017E , GO , 5.00% , 02/15/26 ..... 150 150,975
Series 2019B , GO , 5.00% , 08/15/26 ..... 195 198,588
Series 2020A , GO , 5.00% , 08/15/26 ..... 500 509,200
County of Montgomery
Series 2017B , GO , 5.00% , 06/01/26 ..... 105 106,373
Series 2017C , GO , 5.00% , 10/01/26 ..... 1,670 1,705,122
Series 2017A , GO , 5.00% , 11/01/26 ..... 710 726,410
Series 2018A , GO , 5.00% , 11/01/26 ..... 255 260,894
Series 2019A , GO , 5.00% , 11/01/26 ..... 115 117,658
County of Prince George's
Series 2022A , GO , 5.00% , 07/01/26 ..... 500 507,578
Series 2020A , GO , 5.00% , 07/15/26 ..... 455 462,318
Series 2017A , GO , 5.00% , 09/15/26 ..... 295 300,936
Security
Par (000)
Par (000) Value
Maryland (continued)
Maryland Community Development
Administration, Series 2019B, RB,
5.00%, 09/01/26 ................. USD 190 $ 193,315
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/26 250 253,449
Maryland State Transportation Authority, Series
2020, RB, 5.00%, 07/01/26 .......... 125 126,915
State of Maryland
Series 2017 , GO , 5.00% , 03/15/26 ...... 175 176,475
Series 2018A , GO , 5.00% , 03/15/26 ..... 530 534,469
Series 2019-1 , GO , 5.00% , 03/15/26 ..... 1,000 1,008,431
Series 2015B , GO , 4.00% , 08/01/26 ..... 355 358,635
Series 2017B , GO , 5.00% , 08/01/26 ..... 2,035 2,070,729
Series 2A , GO , 5.00% , 08/01/26 ....... 225 228,950
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 05/01/26 ...... 150 150,160
Series 2017 , RB , 5.00% , 09/01/26 ...... 405 412,946
Series 2019 , RB , 5.00% , 10/01/26 ...... 745 761,177
Series 2016 , RB , 5.00% , 11/01/26 ...... 145 145,173
Series 2018 , RB , 5.00% , 12/01/27 ...... 110 112,632
Washington Suburban Sanitary Commission
Series 2017-2 , RB , 5.00% , 06/01/26 ( GTD ) 90 91,208
Series 2018 , RB , 5.00% , 06/01/26 ( GTD ) . 375 380,032
Series 2021 , RB , 5.00% , 06/01/26 ( GTD ) . 300 304,026
Series 2017 , RB , 5.00% , 06/15/26 ( GTD ) . 100 101,435
Series 2016 , RB , 5.00% , 06/01/27 ( GTD ) . 105 106,472
17,185,008
Massachusetts — 1.8%
City of Boston, Series 2016B, GO,
4.00%, 03/01/26 ................. 80 80,346
City of Cambridge, Series 2017B, GO,
5.00%, 02/15/26 ................. 110 110,813
Commonwealth of Massachusetts
Series 2018B , GO , 5.00% , 01/01/26 ..... 185 185,651
Series 2019A , GO , 5.00% , 01/01/26 ..... 975 978,433
Series 2016A , GO , 5.00% , 03/01/26 ..... 180 181,315
Series 2016C , GO , 5.00% , 04/01/26 ..... 380 383,514
Series B , GO , 5.00% , 04/01/26 ........ 100 100,925
Series 2019C , GO , 5.00% , 05/01/26 ..... 450 455,050
Series 2016A , GO , 5.00% , 07/01/26 ..... 275 279,159
Series 2017D , GO , 5.00% , 07/01/26 ..... 210 213,176
Series A , GO , 5.00% , 07/01/26 ........ 1,025 1,040,500
Series 2018C , GO , 5.00% , 09/01/26 ..... 200 203,825
Series 2017E , GO , 5.00% , 11/01/26 ..... 175 179,071
Series C , GO , 5.25% , 11/01/26 ........ 50 51,285
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note, Series
2017A, RB, 5.00%, 06/15/27 ......... 295 298,916
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/26 . 420 425,599
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
4.00%, 07/01/26 ................. 155 156,438
Massachusetts Bay Transportation
Authority Sales Tax, Series 2005A, RB,
5.00%, 07/01/26 ................. 620 629,786
Massachusetts Clean Water Trust (The)
Series 19 , RB , 5.00% , 02/01/26 ........ 160 160,923
Series 2006 , RB , 5.25% , 08/01/26 ...... 230 234,528
Massachusetts Development Finance Agency,
Series 2020A, RB, 5.00%, 10/15/26 ..... 515 526,839
Massachusetts School Building Authority
Series 2019A , RB , 5.00% , 02/15/26 ..... 100 100,626
Series 2016A , RB , 5.00% , 11/15/26 ..... 95 95,065

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/26 ..... USD 255 $ 255,960
Series 2019A , RB , 5.00% , 01/01/26 ..... 210 210,791
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/26 ..... 165 167,993
Series 2018C , RB , 5.00% , 08/01/26 ..... 345 351,258
Series B , RB , 5.25% , 08/01/26 ( AGM ) ... 550 560,827
Series 2016C , RB , 5.00% , 08/01/35 ..... 215 218,900
University of Massachusetts Building Authority
Series 2019-1 , RB , 5.00% , 05/01/26 ..... 175 177,058
Series 2017-3 , RB , 5.00% , 11/01/26 ..... 150 153,652
9,168,222
Michigan — 1.3%
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/26 ......... 240 243,526
Series D , RB , 5.00% , 07/01/27 ......... 220 223,301
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/26 (BAM) ............. 325 332,383
Michigan Finance Authority
Series 2022A , RB , 5.00% , 04/15/26 ..... 225 227,094
Series 2018B , RB , 5.00% , 10/01/26 ..... 100 102,144
Series 2021B , RB , 5.00% , 10/01/26 ..... 175 178,752
Series 2017A-MI , RB , 5.00% , 12/01/26 ... 500 512,079
Michigan State Building Authority
Series 2016I , RB , 5.00% , 04/15/26 ...... 420 424,365
Series 2019I , RB , 5.00% , 04/15/26 ...... 125 126,299
Series 2020I , RB , 5.00% , 10/15/26 ...... 65 66,409
Series 2016I , RB , 5.00% , 04/15/27 ...... 140 142,834
Michigan State Housing Development Authority,
Series 2022A, RB, 3.30%, 04/01/26 ..... 280 280,021
Michigan State University, Series 2023A, RB,
5.00%, 02/15/26 ................. 420 422,699
State of Michigan
Series 2016 , RB , 5.00% , 03/15/26 ...... 1,915 1,929,947
Series 2017A , GO , 5.00% , 05/01/26 ..... 375 379,301
State of Michigan Trunk Line
Series 2021B , RB , 5.00% , 11/15/26 ..... 160 163,953
Series 2023 , RB , 5.00% , 11/15/26 ...... 430 440,623
University of Michigan
Series 2017A , RB , 5.00% , 04/01/26 ..... 335 338,110
Series 2019A , RB , 5.00% , 04/01/26 ..... 215 216,996
6,750,836
Minnesota — 2.0%
City of Minneapolis, Series 2024, GO,
5.00%, 12/01/26 ................. 80 81,921
County of Hennepin
Series 2016C , GO , 5.00% , 12/01/26 ..... 140 143,557
Series 2018A , GO , 5.00% , 12/01/26 ..... 150 153,811
Series 2019C , GO , 5.00% , 12/01/26 ..... 280 287,114
Series 2020A , GO , 5.00% , 12/01/26 ..... 200 205,081
Series 2016B , GO , 5.00% , 12/01/27 ..... 235 240,297
Metropolitan Council
Series 2016C , GO , 5.00% , 03/01/26 ..... 115 115,835
Series 2023B , GO , 5.00% , 03/01/26 ..... 85 85,617
Series 2020E , GO , 5.00% , 12/01/26 ..... 580 594,548
Series 2021C , GO , 5.00% , 12/01/26 ..... 1,150 1,178,846
Minneapolis-St. Paul Metropolitan Airports
Commission
Series 2019C , RB , 5.00% , 01/01/26 ..... 100 100,355
Series A , RB , 5.00% , 01/01/26 ......... 305 306,098
Security
Par (000)
Par (000) Value
Minnesota (continued)
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016B , RB , 4.00% , 03/01/26 ..... USD 510 $ 512,078
Series 2016A , RB , 5.00% , 03/01/28 ..... 185 186,377
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/26 ..... 855 861,305
Series 2020E , GO , 3.00% , 08/01/26 ..... 445 445,483
Series 2016B , GO , 4.00% , 08/01/26 ..... 420 424,207
Series 2015D , GO , 5.00% , 08/01/26 ..... 1,500 1,500,262
Series 2016D , GO , 5.00% , 08/01/26 ..... 380 386,587
Series 2018A , GO , 5.00% , 08/01/26 ..... 410 417,107
Series 2019A , GO , 5.00% , 08/01/26 ..... 495 503,580
Series 2019B , GO , 5.00% , 08/01/26 ..... 310 315,373
Series 2017A , GO , 5.00% , 10/01/26 ..... 165 168,538
Series 2017D , GO , 5.00% , 10/01/26 ..... 490 500,506
University of Minnesota, Series 2017B, RB,
5.00%, 12/01/26 ................. 455 466,678
10,181,161
Mississippi — 0.7%
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/26 ..... 690 704,920
Series 2016B , GO , 5.00% , 12/01/26 ..... 245 251,317
Series 2016B , GO , 5.00% , 12/01/29 ..... 285 292,281
Series 2018A , GO , 5.00% , 11/01/32 ..... 640 655,065
Series 2016B , GO , 5.00% , 12/01/33 ..... 1,565 1,604,980
3,508,563
Missouri — 1.1%
City of Kansas City, Series 2019A, RB,
5.00%, 12/01/26 ................. 245 251,172
City of Kansas Sanitary Sewer System, Series
2021B, RB, 5.00%, 01/01/26 ......... 125 125,439
Clayton School District, Series 2017, GO,
5.00%, 03/01/26 ................. 135 135,967
Health & Educational Facilities Authority of
the State of Missouri, Series 2025B, RB,
5.00%, 11/15/26 ................. 100 101,996
Metropolitan St. Louis Sewer District, Series
2016C, RB, 5.00%, 05/01/27 ......... 125 126,088
Missouri Highway & Transportation Commission
Series A , RB , 5.00% , 05/01/26 ......... 690 696,893
Series 2019B , RB , 5.00% , 11/01/26 ..... 1,385 1,417,904
Missouri Joint Municipal Electric Utility
Commission
Series 2023 , RB , 5.00% , 01/01/26 ...... 225 225,733
Series 2024 , RB , 5.00% , 01/01/26 ...... 590 591,884
Series 2025 , RB , 5.00% , 12/01/26
(c)
..... 530 542,468
Missouri State Board of Public Buildings
Series 2016A , RB , 4.00% , 04/01/26 ..... 300 300,242
Series 2018A , RB , 5.00% , 04/01/26 ..... 130 131,133
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 07/01/26 .............. 375 375,390
Park Hill School District of Platte County, Series
2017, GO, 3.38%, 03/01/37 .......... 695 696,354
5,718,663
Nebraska — 0.8%
Douglas County Hospital Authority No. 2, Series
2025, RB, 5.00%, 11/01/26 .......... 300 306,381
Nebraska Public Power District
Series 2016A , RB , 5.00% , 01/01/26 ..... 490 491,725
Series 2021C , RB , 5.00% , 01/01/26 ..... 265 265,933
Series B , RB , 5.00% , 01/01/26 ......... 120 120,422

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nebraska (continued)
Series C , RB , 5.00% , 01/01/28 ......... USD 170 $ 170,574
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/26 ..... 725 728,975
Series 2023A , RB , 5.00% , 02/01/26 ..... 520 522,851
Omaha Public Power District Nebraska
City Station Unit 2, Series 2015A, RB,
5.00%, 02/01/26 ................. 600 600,903
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/26 .............. 600 602,009
University of Nebraska Facilities Corp. (The),
Series 2018, RB, 5.00%, 07/15/26 ...... 85 86,304
3,896,077
Nevada — 1.7%
Clark County School District
Series 2015C , GO , 5.00% , 06/15/26 ..... 355 355,811
Series 2016E , GO , 5.00% , 06/15/26 ..... 235 238,105
Series 2017A , GO , 5.00% , 06/15/26 ..... 425 430,615
Series 2020A , GO , 5.00% , 06/15/26 ( AGM ) 250 253,395
Series 2020B , GO , 5.00% , 06/15/26 ( BAM ) 195 197,648
Series 2024B , GO , 5.00% , 06/15/26 ..... 125 126,651
Clark County Water Reclamation District, Series
2016, GO, 5.00%, 07/01/26 .......... 700 710,123
County of Clark
Series 2017 , GO , 5.00% , 06/01/26 ...... 185 187,434
Series 2015C , RB , 5.00% , 07/01/26 ..... 355 360,178
Series 2016B , RB , 5.00% , 07/01/26 ..... 25 25,388
Series 2019E , RB , 5.00% , 07/01/26 ..... 105 106,532
Series 2020C , RB , 5.00% , 07/01/26 ..... 950 964,743
Series 2016A , GO , 5.00% , 11/01/26 ..... 100 101,090
Series 2016B , GO , 5.00% , 11/01/26 ..... 530 542,328
Series 2017 , GO , 5.00% , 11/01/26 ...... 110 112,559
Series 2018B , GO , 5.00% , 12/01/26 ..... 100 102,525
County of Clark Department of Aviation
Series 2019A , RB , 5.00% , 07/01/26 ..... 755 766,013
Series 2019D , RB , 5.00% , 07/01/26 ..... 365 370,324
Las Vegas Valley Water District
Series 2017B , GO , 5.00% , 06/01/26 ..... 75 76,000
Series 2021A , GO , 5.00% , 06/01/26 ..... 350 354,666
Series C , GO , 5.00% , 09/15/26 ........ 150 150,251
Series B , GO , 5.00% , 12/01/26 ........ 125 125,212
Series 2016A , GO , 5.00% , 06/01/27 ..... 115 116,463
State of Nevada
Series 2023A , GO , 5.00% , 05/01/26 ..... 115 116,319
Series 2015A , GO , 4.00% , 08/01/26 ..... 60 60,053
Series 2019E , GO , 5.00% , 08/01/26 ..... 280 284,895
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/26 ...... 800 809,965
Series 2016 , RB , 5.00% , 12/01/27 ...... 210 212,648
Washoe County School District, Series 2015A,
GO, 5.00%, 06/01/26 .............. 140 140,223
8,398,157
New Hampshire — 0.1%
City of Manchester, Series 2022A, GO,
5.00%, 07/01/26 ................. 225 228,469
New Hampshire Municipal Bond Bank,
Series 2017B, RB, 5.00%, 08/15/26 (ST
INTERCEPT) ................... 215 218,813
447,282
Security
Par (000)
Par (000) Value
New Jersey — 2.0%
County of Hudson, Series 2020, GO,
3.00%, 11/15/26 ................. USD 565 $ 566,677
County of Monmouth, Series 2014, GO,
3.00%, 03/01/26 ................. 630 629,990
County of Union, Series 2017, GO,
4.00%, 03/01/26 ................. 50 50,211
Essex County Improvement Authority, Series
2004, RB, 5.50%, 10/01/26 (NPFGC) .... 150 153,866
Monmouth County Improvement Authority (The),
Series 2019A, RB, 4.00%, 08/01/26 ..... 305 308,044
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/26 ... 460 463,104
Series XX , RB , 4.25% , 06/15/26 ........ 930 930,445
Series AAA , RB , 5.00% , 06/15/26 ....... 160 162,084
Series 2018A , RB , 5.00% , 06/15/26 ..... 345 349,494
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) .................... 60 61,307
Series 2022A , RB , 5.00% , 11/01/26 ..... 220 224,747
Series B , RB , 5.00% , 11/01/26 ......... 920 939,850
New Jersey Educational Facilities Authority,
Series 2016B, RB, 5.00%, 07/01/26 ..... 365 370,638
New Jersey Health Care Facilities Financing
Authority, Series 2024, RB, 5.00%, 09/15/26 270 275,024
New Jersey Housing & Mortgage Finance
Agency, Series 2019C, RB, 2.55%, 04/01/26 700 696,972
New Jersey Transportation Trust Fund Authority
Series 2015AA , RB , 4.25% , 06/15/26 .... 200 200,097
Series 2021A , RB , 5.00% , 06/15/26 ..... 440 445,732
Series 2022AA , RB , 5.00% , 06/15/26 .... 350 354,560
Series 2023AA , RB , 5.00% , 06/15/26 .... 110 111,433
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 120 121,534
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/26 ................. 2,550 2,582,525
9,998,334
New Mexico — 1.0%
New Mexico Finance Authority
Series 2018A , RB , 5.00% , 06/01/26 ..... 400 405,264
Series 2022A , RB , 5.00% , 06/01/26 ..... 345 349,540
Series 2022B , RB , 5.00% , 06/01/26 ..... 125 126,645
Series 2021A , RB , 5.00% , 06/15/26 ..... 275 278,955
Series 2021B , RB , 5.00% , 06/15/26 ..... 500 507,037
Series 2022A , RB , 5.00% , 06/15/26 ..... 115 116,590
Series 2024A , RB , 5.00% , 06/15/26 ..... 1,000 1,013,828
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/26 ...... 415 417,896
Series 2021 , GO , 5.00% , 03/01/26 ...... 345 347,407
Series A , GO , 5.00% , 03/01/26 ........ 145 146,012
State of New Mexico Severance Tax Permanent
Fund, Series A, RB, 5.00%, 07/01/26 .... 1,530 1,552,126
5,261,300
New York — 7.5%
City of New York
Series 2018E-1 , GO , 5.00% , 03/01/26 .... 115 115,859
Series 2024D , GO , 5.00% , 04/01/26 ..... 450 454,254
Series 2008J-9 , GO , 5.00% , 08/01/26 .... 75 76,311
Series 2018A , GO , 5.00% , 08/01/26 ..... 595 605,402
Series 2018C , GO , 5.00% , 08/01/26 ..... 295 300,157
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 100 101,748
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 630 641,014
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 640 651,189
Series 2023F-1 , GO , 5.00% , 08/01/26 .... 1,000 1,017,483
Series A , GO , 5.00% , 08/01/26 ........ 765 778,374
Series C , GO , 5.00% , 08/01/26 ........ 1,480 1,496,277

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/26 ................ USD 45 $ 45,879
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/26 ................ 365 372,892
Series 2008J-9 , GO , 5.00% , 08/01/27 .... 325 330,563
Series C , GO , 5.00% , 08/01/27 ........ 180 181,009
City of Yonkers, Series 2024A, GO,
5.00%, 02/15/26 ................. 280 281,796
County of Nassau, Series 2017B, GO,
5.00%, 04/01/26 ................. 145 146,422
Empire State Development Corp.
Series 2016A , RB , 4.00% , 03/15/26 ..... 130 130,641
Series 2016A , RB , 5.00% , 03/15/26 ..... 1,165 1,174,957
Series 2017C , RB , 5.00% , 03/15/26 ..... 175 176,456
Series 2020C , RB , 5.00% , 03/15/26 ..... 560 564,660
Series 2020E , RB , 5.00% , 03/15/26 ..... 190 191,581
Series 2016A , RB , 5.00% , 03/15/27 ..... 335 337,863
Series 2016A , RB , 5.00% , 03/15/28 ..... 880 887,521
Long Island Power Authority
Series 2016B , RB , 5.00% , 09/01/26 ..... 205 209,098
Series 2021A , RB , 5.00% , 09/01/26 ..... 55 56,100
Metropolitan Transportation Authority
Series 2017B , RB , 5.00% , 11/15/26 ..... 720 735,985
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 2,960 3,025,716
Series 2018B , RB , 5.00% , 11/15/26 ..... 100 102,220
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 511,101
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A , RB , 4.00% , 11/15/26 ..... 100 101,393
Series 2024A , 5.00% , 11/15/26 ........ 300 307,371
Series B-2 , RB , 5.00% , 11/15/26 ....... 125 128,071
New York City Municipal Water Finance Authority
Series 2020AA , RB , 5.00% , 06/15/26 .... 165 167,424
Series 2020CC-1 , RB , 5.00% , 06/15/26 ... 80 81,175
Series 2021DD , RB , 5.00% , 06/15/26 .... 830 842,194
New York City Transitional Finance Authority
Building Aid
Series 2016S-1 , RB , 5.00% , 07/15/26 ( SAW ) 60 60,262
Series 2018S-4A , RB , 5.00% , 07/15/26
( SAW ) ...................... 250 253,802
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ...................... 360 365,697
Series 2023, Sub-Series S-1A , RB ,
5.00% , 07/15/26 ( SAW ) ........... 100 101,521
Series S-1 , RB , 5.00% , 07/15/26 ( SAW ) .. 610 619,277
New York City Transitional Finance Authority
Future Tax Secured
Series 2016E-1 , RB , 4.00% , 02/01/26 .... 195 195,582
Series 2023F, Sub-Series F-1 , RB ,
5.00% , 02/01/26 ................ 345 346,861
Series 2017A-1 , RB , 4.00% , 05/01/26 .... 100 100,634
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/26 ................ 390 396,673
Series B-1 , RB , 5.00% , 08/01/26 ....... 1,380 1,403,596
Series 2018-1 , RB , 5.00% , 11/01/26 ..... 205 209,769
Series 2021A , RB , 5.00% , 11/01/26 ..... 100 102,326
Series 2021D, Sub-Series D1 , RB ,
5.00% , 11/01/26 ................ 925 946,517
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 95 97,210
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 360 368,374
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 575 588,375
Series 2023E-1 , RB , 5.00% , 11/01/26 .... 590 603,724
Series C , RB , 5.00% , 11/01/26 ......... 250 255,815
Series B , RB , 5.00% , 08/01/27 ......... 235 238,952
Security
Par (000)
Par (000) Value
New York (continued)
New York State Dormitory Authority
Series 2016A , RB , 5.00% , 02/15/26 ..... USD 695 $ 699,429
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 405 407,544
Series 2021A , RB , 5.00% , 03/15/26 ..... 650 655,408
Series 2020A , RB , 5.00% , 03/15/26 ..... 1,500 1,512,293
Series 2018A , RB , 5.00% , 03/15/26 ..... 750 756,024
Series 2018C , RB , 5.00% , 03/15/26 ..... 280 282,187
Series 2017A , RB , 5.00% , 03/15/26 ..... 365 367,851
Series 2020A , RB , 5.00% , 07/01/26 ..... 150 152,397
Series 2025B , RB , 5.00% , 07/01/26
(c)
.... 225 228,551
Series A-1 , RB , 4.00% , 10/01/26 ....... 115 116,468
Series A-1 , RB , 5.00% , 10/01/26 ....... 300 306,511
Series 2025A , RB , 5.00% , 10/01/26 ..... 500 510,902
Series B , RB , 5.00% , 10/01/26 ......... 195 199,232
Series 2016D , RB , 5.00% , 02/15/27 ..... 525 534,687
Series 2016D , RB , 5.00% , 02/15/28 ..... 675 687,455
Series 2016A , RB , 5.00% , 02/15/28 ..... 195 198,598
Series 2016A , RB , 5.00% , 03/15/28 ..... 835 850,151
New York State Environmental Facilities Corp.
Series 2017E , RB , 5.00% , 06/15/26 ..... 75 76,130
Series 2021A , RB , 5.00% , 06/15/26 ..... 175 177,636
New York State Thruway Authority
Series 2016A , RB , 5.00% , 01/01/26 ..... 125 125,430
Series L , RB , 5.00% , 01/01/26 ......... 145 145,503
Series P , RB , 5.00% , 01/01/26 ......... 600 602,083
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 235 236,955
Series 2016A , RB , 5.00% , 01/01/27 ..... 245 245,826
Series 2016A , RB , 5.00% , 01/01/28 ..... 150 150,460
Port Authority of New York & New Jersey
Series 209 , RB , 5.00% , 07/15/26 ....... 100 101,583
Series 212 , RB , 5.00% , 09/01/26 ....... 110 112,075
Series 213 , RB , 5.00% , 09/01/26 ....... 280 285,283
Series 230 , RB , 4.00% , 12/01/26 ....... 85 86,220
Series 243 , RB , 5.00% , 12/01/26 ....... 415 425,338
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/26 .... 130 131,625
Series 2022B , RB , 5.00% , 05/15/26 ..... 100 101,250
Series 2016A , RB , 5.00% , 11/15/26 ..... 520 526,116
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 390 399,675
Series 2023A , RB , 5.00% , 11/15/26 ..... 610 625,133
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 11/15/26 ................ 500 512,404
Series A , RB , 5.00% , 11/15/26 ......... 95 97,357
Series B , RB , 5.00% , 11/15/26 ......... 355 363,807
38,576,700
North Carolina — 2.4%
City of Charlotte
Series 2020A , GO , 5.00% , 06/01/26 ..... 375 379,902
Series 2021A , GO , 5.00% , 06/01/26 ..... 275 278,595
Series 2024 , RB , 5.00% , 12/01/26 ...... 380 389,532
City of Durham Water & Sewer Utility System,
Series 2021, RB, 5.00%, 08/01/26 ...... 300 305,234
City of Raleigh, Series 2016A, GO,
5.00%, 09/01/26 ................. 370 377,152
City of Raleigh Combined Enterprise System,
Series 2023, RB, 5.00%, 09/01/26 ...... 950 968,363
County of Buncombe, Series 2018, RB,
5.00%, 06/01/26 ................. 80 80,995
County of Forsyth
Series 2021B , GO , 4.00% , 03/01/26 ..... 170 170,718
Series 2021A , RB , 4.00% , 04/01/26 ..... 195 196,048
Series 2013 , GO , 5.00% , 07/01/26 ...... 390 396,014
County of Mecklenburg, Series 2019, GO,
5.00%, 03/01/26 ................. 260 261,956

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
County of Orange, Series 2018, GO,
5.00%, 08/01/26 ................. USD 565 $ 574,562
County of Union, Series 2019C, GO,
5.00%, 09/01/26 ................. 205 208,929
County of Wake
Series 2016A , GO , 5.00% , 03/01/26 ..... 575 579,269
Series 2021 , RB , 5.00% , 03/01/26 ...... 230 231,715
Series 2021 , GO , 5.00% , 04/01/26 ...... 350 353,287
Series 2019 , RB , 5.00% , 09/01/26 ...... 175 178,368
Series 2016A , RB , 5.00% , 12/01/26 ..... 255 261,479
North Carolina Capital Facilities Finance Agency,
Series 2016B, RB, 5.00%, 10/01/26 ..... 245 250,295
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/27 ........ 200 200,609
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/26 ...... 785 790,840
Series 2021 , RB , 5.00% , 03/01/26 ...... 270 272,009
Series 2013C , GO , 5.00% , 05/01/26 ..... 285 288,325
Series 2017B , RB , 5.00% , 05/01/26 ..... 685 692,552
Series 2019A , RB , 5.00% , 05/01/26 ..... 515 520,678
Series 2022A , RB , 5.00% , 05/01/26 ..... 165 166,819
Series 2014B , RB , 5.00% , 06/01/26 ..... 390 395,042
Series 2016A , GO , 5.00% , 06/01/26 ..... 1,880 1,905,716
Series 2016B , GO , 5.00% , 06/01/27 ..... 150 152,038
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 170 173,314
12,000,355
Ohio — 2.2%
American Municipal Power, Inc.
Series 2017A , RB , 5.00% , 02/15/26 ..... 525 528,068
Series 2020A , RB , 5.00% , 02/15/26 ..... 360 362,104
City of Cleveland, Series 2015, GO,
5.00%, 12/01/26 ................. 200 200,322
City of Columbus
Series 2018A , GO , 5.00% , 04/01/26 ..... 100 100,935
Series 2019A , GO , 5.00% , 04/01/26 ..... 65 65,608
Series 2021B , GO , 5.00% , 04/01/26 ..... 125 126,169
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 200 203,057
Series 2016-2 , GO , 5.00% , 07/01/26 ..... 230 233,516
Series 2016A , GO , 4.00% , 08/15/26 ..... 550 550,489
County of Franklin
Series 2018 , RB , 5.00% , 06/01/26 ...... 230 233,020
Series 2015 , GO , 5.00% , 12/01/26 ...... 100 100,161
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/26 ................. 210 215,245
Miami University, Series 2021A, RB,
5.00%, 09/01/26 ................. 230 234,301
Northeast Ohio Regional Sewer District, Series
2017, RB, 5.00%, 11/15/26 .......... 165 169,068
Ohio State University (The), Series 2021A, RB,
5.00%, 12/01/26 ................. 355 363,844
Ohio Turnpike & Infrastructure Commission,
Series 2017A, RB, 5.00%, 02/15/26 ..... 140 140,812
Ohio Water Development Authority
Series 2016 , RB , 5.00% , 06/01/26 ...... 175 177,303
Series 2019 , RB , 5.00% , 06/01/26 ...... 135 136,776
Series 2019A , RB , 5.00% , 06/01/26 ..... 85 86,119
Series 2019B , RB , 5.00% , 06/01/26 ..... 290 293,816
Series 2022A , RB , 5.00% , 06/01/26 ..... 125 126,645
Series 2016B , RB , 5.00% , 12/01/26 ..... 75 76,893
Series 2019 , RB , 5.00% , 12/01/26 ...... 160 164,039
Series 2019A , RB , 5.00% , 12/01/26 ..... 185 189,670
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A , RB , 5.00% , 06/01/26 ..... 660 668,685
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2015B , RB , 5.00% , 06/01/26 ..... USD 310 $ 310,506
Series 2020B , RB , 5.00% , 06/01/26 ..... 445 450,856
Series 2017A , RB , 5.00% , 12/01/26 ..... 320 328,078
State of Ohio
Series 2023A , GO , 4.00% , 03/01/26 ..... 995 999,054
Series 2019A , GO , 5.00% , 05/01/26 ..... 185 187,076
Series S , GO , 5.00% , 05/01/26 ........ 370 374,152
Series U , GO , 5.00% , 05/01/26 ........ 605 611,789
Series V , GO , 5.00% , 05/01/26 ........ 215 217,413
Series 2019A , GO , 5.00% , 06/15/26 ..... 465 471,545
Series 2021A , GO , 5.00% , 06/15/26 ..... 225 228,167
Series 2017C , GO , 5.00% , 08/01/26 ..... 245 249,192
Series 2018 , COP , 5.00% , 09/01/26 ..... 310 315,493
Series 2015A , GO , 5.00% , 09/15/26 ..... 280 285,622
Series 2020B , GO , 5.00% , 09/15/26 ..... 100 102,008
Series 2017B , RB , 5.00% , 10/01/26 ..... 110 112,338
Series T , GO , 5.00% , 11/01/26 ......... 115 117,675
Series 2020A , RB , 5.00% , 12/01/26 ..... 80 82,028
Series 2016-1 , RB , 5.00% , 12/15/26 ..... 220 222,900
11,412,557
Oklahoma — 0.8%
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/26 ..... 735 743,760
Series 2016A , RB , 5.00% , 06/01/28 ..... 150 153,222
Oklahoma County Independent School District
No. 89 Oklahoma City, Series 2023A, GO,
3.00%, 07/01/26 ................. 1,000 999,247
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/26 ................. 425 432,141
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/26 ..... 620 622,213
Series 2017E , RB , 5.00% , 01/01/26 ..... 200 200,714
Series 2020A , RB , 5.00% , 01/01/26 ..... 420 421,499
Oklahoma Water Resources Board
Series 2016 , RB , 4.00% , 04/01/26 ( OK
CERF ) ...................... 35 35,177
Series 2020A , RB , 5.00% , 04/01/26 ..... 220 222,007
Series 2016 , RB , 5.00% , 04/01/27 ( OK
CERF ) ...................... 190 191,872
4,021,852
Oregon — 1.7%
City of Portland, Series 2018B, GO,
5.00%, 06/15/26 ................. 195 197,745
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/26 ..... 495 498,601
Series 2020A , RB , 5.00% , 03/01/26 ..... 220 221,601
Series 2018A , RB , 5.00% , 05/01/26 ..... 380 384,246
Series 2018A , RB , 5.00% , 05/01/27 ..... 305 308,317
City of Portland Water System
Series 2016A , RB , 5.00% , 04/01/26 ..... 200 201,850
Series 2019A , RB , 5.00% , 05/01/26 ..... 100 101,117
County of Multnomah, GO, 5.00%, 06/01/26 . 220 222,946
Multnomah County School District No. 1J
Portland
Series 2020 , GO , 5.00% , 06/15/26 ( GTD ) . 875 887,207
Series 2023 , GO , 5.00% , 06/15/26 ( GTD ) . 320 324,464
Oregon Health & Science University, Series
2019A, RB, 5.00%, 07/01/26 ......... 535 542,133
Portland Community College District, Series
2016, GO, 5.00%, 06/15/26 .......... 235 238,380
Salem-Keizer School District No. 24J
Series 2018 , GO , 5.00% , 06/15/26 ( GTD ) . 310 314,363
Series 2020B , GO , 5.00% , 06/15/26 ( GTD ) 705 714,922

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
State of Oregon
Series 2017E , GO , 5.00% , 04/01/26 ..... USD 430 $ 433,941
Series 2020C , GO , 5.00% , 05/01/26 ..... 130 131,446
Series F , GO , 5.00% , 05/01/26 ......... 645 652,175
Series 2019D , GO , 5.00% , 06/01/26 ..... 165 167,152
Series C , GO , 5.00% , 06/01/26 ........ 165 167,152
Series 2019G , GO , 5.00% , 08/01/26 ..... 1,055 1,072,894
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/26 ...... 365 369,290
Series 2017C , RB , 5.00% , 11/15/26 ..... 280 286,918
Series B , RB , 5.00% , 11/15/26 ......... 180 184,447
Tri-County Metropolitan Transportation District of
Oregon, Series 2017A, RB, 5.00%, 10/01/26 155 157,859
8,781,166
Pennsylvania — 3.9%
City of Philadelphia
Series 2019B , GO , 5.00% , 02/01/26 ..... 450 452,278
Series 2017A , GO , 5.00% , 08/01/26 ..... 780 792,563
Series 2019A , GO , 5.00% , 08/01/26 ..... 225 228,624
Series 2025C , GO , 5.00% , 08/01/26
(c)
.... 20 20,322
City of Philadelphia Water & Wastewater, Series
2024C, RB, 5.00%, 09/01/26 (AGC) ..... 300 305,353
Commonwealth Financing Authority, Series B-1,
RB, 5.00%, 06/01/26 .............. 715 716,108
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/26 ...... 1,240 1,244,183
Series 2016 , GO , 5.00% , 02/01/26 ...... 1,205 1,211,234
Series 2018 , GO , 5.00% , 03/01/26 ...... 590 594,253
Series 2020-1 , GO , 5.00% , 05/01/26 ..... 105 106,163
Series 2019 , GO , 5.00% , 07/15/26 ...... 255 259,039
Series 2016 , GO , 5.00% , 09/15/26 ...... 1,630 1,662,303
Series 2022-1 , GO , 5.00% , 10/01/26 ..... 165 168,448
County of Bucks, Series 2017, GO,
5.00%, 06/01/26 ................. 400 405,367
County of Chester, Series 2016A, GO,
4.00%, 07/15/27 ................. 280 282,292
County of Montgomery, Series 2015A, GO,
4.00%, 03/01/26 ................. 850 850,713
County of Northampton, Series 2019A, GO,
4.00%, 10/01/26 ................. 310 311,327
Delaware River Port Authority
Series 2018B , RB , 5.00% , 01/01/26 ..... 315 316,029
Series 2022 , RB , 5.00% , 01/01/26 ...... 345 346,105
Lower Merion School District, Series 2019, GO,
5.00%, 11/15/26 (SAW) ............ 65 66,603
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/26 ..... 400 409,589
Pennsylvania Economic Development Financing
Authority
Series 2015B , RB , 5.00% , 03/15/26 ..... 325 325,444
Series 2025B , RB , 5.00% , 03/15/26
(c)
.... 400 402,841
Pennsylvania Housing Finance Agency
Series 2021-137 , RB , 5.00% , 04/01/26 ... 100 100,841
Series 2021-137 , RB , 5.00% , 10/01/26 ... 100 101,932
Pennsylvania State University (The)
Series 2020E , RB , 5.00% , 03/01/26 ..... 670 674,894
Series A , RB , 5.00% , 09/01/26 ......... 150 152,867
Series B , RB , 5.00% , 09/01/26 ......... 635 647,138
Pennsylvania Turnpike Commission
Series 2016B , RB , 5.00% , 06/01/26 ..... 340 344,278
Series B-2 , RB , 5.00% , 06/01/26 ....... 525 531,605
Series 1 , RB , 5.00% , 12/01/26 ......... 250 255,881
Series 2016 , RB , 5.00% , 12/01/26 ...... 150 153,625
Series 2016A-1 , RB , 5.00% , 12/01/26 .... 435 440,419
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2019A , RB , 5.00% , 12/01/26 ..... USD 435 $ 445,307
Series 2021B , RB , 5.00% , 12/01/26 ..... 755 773,058
Series A-1 , RB , 5.00% , 12/01/26 ....... 150 153,625
Series A-2 , RB , 5.00% , 12/01/26 ....... 380 389,184
Philadelphia Gas Works Co., Series 14TH, RB,
5.00%, 10/01/26 ................. 530 540,039
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/26 ......... 710 722,961
School District of Philadelphia (The), Series
2019A, GO, 5.00%, 09/01/26 (SAW) ..... 100 101,813
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/26 ................. 250 252,043
University of Pittsburgh-of the Commonwealth
System of Higher Education, Series 2021, RB,
4.00%, 04/15/26 ................. 1,345 1,350,221
19,608,912
Rhode Island — 0.7%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/26 ..... 470 475,074
Series 2017A , RB , 5.00% , 06/15/26 ..... 405 410,077
Rhode Island Health & Educational Building
Corp., Series 2017A, RB, 5.00%, 09/01/26 . 205 208,749
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund
Series 2016A , RB , 5.00% , 10/01/26 ..... 635 636,158
Series 2017B , RB , 5.00% , 10/01/26 ..... 315 321,696
State of Rhode Island
Series 2019C , GO , 5.00% , 01/15/26 ..... 195 195,868
Series 2019E , GO , 5.00% , 01/15/26 ..... 570 572,538
Series 2017A , GO , 5.00% , 05/01/26 ..... 345 348,923
Series 2021A , GO , 5.00% , 05/01/26 ..... 475 480,401
3,649,484
South Carolina — 1.0%
City of Charleston Waterworks & Sewer System,
Series 2019, RB, 5.00%, 01/01/26 ...... 235 235,845
County of Charleston, Series 2017C, GO,
5.00%, 11/01/26 (SAW) ............ 165 168,912
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/26 .............. 1,100 1,128,184
Horry County School District, Series 2015A, GO,
5.00%, 03/01/26 (SCSDE) ........... 655 656,072
Piedmont Municipal Power Agency, Series
2004A-2, RB, 0.00%, 01/01/26 (NPFGC)
(b)
. 1,000 994,650
South Carolina Public Service Authority
Series 2021A , RB , 5.00% , 12/01/26 ..... 335 342,662
Series 2021B , RB , 5.00% , 12/01/26 ..... 200 204,574
Series 2025B , RB , 5.00% , 12/01/26
(c)
.... 330 337,547
South Carolina Transportation Infrastructure
Bank, Series 2021B, RB, 5.00%, 10/01/26 . 210 214,464
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/26 (SAW) ............ 615 620,814
4,903,724
Tennessee — 1.8%
City of Knoxville Electric System, Series
2017HH, RB, 5.00%, 07/01/26 ........ 230 233,547
City of Memphis
Series 2015A , GO , 5.00% , 04/01/26 ..... 1,010 1,013,438
Series 2018 , GO , 5.00% , 06/01/26 ...... 120 121,589
Series 2020A , GO , 5.00% , 12/01/26 ..... 100 102,541
City of Memphis Electric System, Series 2024,
RB, 5.00%, 12/01/26 .............. 415 425,544

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
City of Memphis Sanitary Sewerage System,
Series 2018, RB, 5.00%, 10/01/26 ...... USD 215 $ 219,580
County of Blount
Series 2016B , GO , 5.00% , 06/01/26 ..... 205 207,621
Series 2016B , GO , 5.00% , 06/01/27 ..... 160 161,984
County of Hamilton, Series 2024A, GO,
5.00%, 08/01/26 ................. 500 508,351
County of Montgomery, Series 2017, GO,
5.00%, 04/01/26 ................. 340 343,067
County of Shelby
Series 2017A , GO , 5.00% , 04/01/26 ..... 290 292,688
Series 2019A , GO , 5.00% , 04/01/26 ..... 210 211,946
County of Williamson
Series 2017 , GO , 5.00% , 04/01/26 ...... 130 131,226
Series 2018 , GO , 5.00% , 04/01/26 ...... 165 166,557
County of Wilson, Series 2016, GO,
5.00%, 04/01/26 ................. 190 191,824
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 5.00% , 01/01/26 ...... 270 270,966
Series 2021C , GO , 5.00% , 01/01/26 ..... 255 255,912
Series 2017B , RB , 5.00% , 05/15/26 ..... 690 698,422
Series 2021A , RB , 5.00% , 05/15/26 ..... 150 151,831
Series 2017B , RB , 5.00% , 07/01/26 ..... 465 472,078
Series 2021A , RB , 5.00% , 07/01/26 ..... 175 177,664
Series 2016 , GO , 5.00% , 01/01/27 ...... 245 248,570
Series 2016 , GO , 4.00% , 01/01/28 ...... 250 251,735
State of Tennessee
Series A , GO , 5.00% , 08/01/26 ........ 165 167,885
Series B , GO , 5.00% , 08/01/26 ........ 260 264,545
Series 2021A , GO , 5.00% , 11/01/26 ..... 60 61,425
Series A , GO , 5.00% , 08/01/27 ........ 110 111,850
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/26
( HERBIP ) .................... 80 81,860
Series 2022A , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 280 286,510
Series A , RB , 5.00% , 11/01/26 ( HERBIP ) . 590 603,718
Series B , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 715 731,625
9,168,099
Texas — 11.1%
Alamo Community College District
Series 2021 , GO , 5.00% , 02/15/26 ...... 160 161,006
Series 2022 , GO , 5.00% , 02/15/26 ...... 795 799,998
Aldine Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) . 395 397,517
Series 2017A , GO , 5.00% , 02/15/26 ( PSF ) 205 206,306
Allen Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) . 120 120,748
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) . 100 100,650
Alvin Independent School District
Series 2024 , GO , 5.00% , 02/15/26 ( PSF ) . 265 266,628
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) . 305 306,827
Athens Independent School District, Series
2016, GO, 5.00%, 08/15/26 (PSF) ...... 155 155,900
Austin Community College District Public Facility
Corp., Series 2015, RB, 5.00%, 08/01/26 .. 65 65,097
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ( PSF ) . 165 167,762
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) . 850 864,228
Series 2023 , GO , 5.00% , 08/01/26 ...... 150 152,511
Series C , GO , 5.00% , 08/01/26 ........ 450 457,532
Security
Par (000)
Par (000) Value
Texas (continued)
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... USD 200 $ 201,229
Board of Regents of the University of Texas
System
Series 2016B , RB , 5.00% , 08/15/26 ..... 445 453,028
Series 2016C , RB , 5.00% , 08/15/26 ..... 485 493,749
Series 2016J , RB , 5.00% , 08/15/26 ..... 905 921,326
Series 2016J , RB , 5.00% , 08/15/28 ..... 120 121,992
City of Austin
Series 2015 , GO , 5.00% , 09/01/26 ...... 265 265,015
Series 2020 , GO , 5.00% , 09/01/26 ...... 585 596,187
City of Austin Electric Utility, Series 2015A, RB,
5.00%, 11/15/26 ................. 200 200,331
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/26 ...... 550 562,098
Series 2020C , RB , 5.00% , 11/15/26 ..... 150 153,474
Series 2022 , RB , 5.00% , 11/15/26 ...... 200 204,632
City of Carrollton, Series 2016, GO,
5.00%, 08/15/26 ................. 220 224,057
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/26
(c)
......... 500 507,674
City of Dallas
Series 2017 , GO , 5.00% , 02/15/26 ...... 125 125,772
Series 2021 , GO , 5.00% , 02/15/26 ...... 220 221,358
Series 2024A , GO , 5.00% , 02/15/26 ..... 145 145,895
Series 2024B , GO , 5.00% , 02/15/26 ..... 145 145,895
Series 2024C , GO , 5.00% , 02/15/26 ..... 1,000 1,006,172
City of Dallas Waterworks & Sewer System,
Series 2021C, RB, 5.00%, 10/01/26 ..... 145 148,043
City of Fort Worth, Series 2019, GO,
5.00%, 03/01/26 ................. 155 156,097
City of Fort Worth Water & Sewer System
Series 2015A , RB , 5.00% , 02/15/26 ..... 265 265,423
Series 2020A , RB , 5.00% , 02/15/26 ..... 540 543,318
City of Houston, Series 2021A, GO,
5.00%, 03/01/26 ................. 100 100,704
City of Houston Airport System, Series 2020B,
RB, 5.00%, 07/01/26 .............. 180 182,542
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/26 ..... 505 516,799
Series 2014D , RB , 5.00% , 11/15/26 ..... 60 60,105
Series 2018D , RB , 5.00% , 11/15/26 ..... 100 102,336
City of Irving, Series 2017, GO, 5.50%, 08/15/26 265 270,615
City of Plano, Series 2019, GO, 5.00%, 09/01/26 160 162,927
City of San Antonio
GO , 5.00% , 02/01/26 ............... 535 537,926
Series 2022 , GO , 5.00% , 02/01/26 ...... 235 236,285
Series 2023 , GO , 5.00% , 02/01/26 ...... 145 145,793
Series 2018 , GO , 5.00% , 08/01/26 ...... 305 310,287
Series 2019 , GO , 5.00% , 08/01/26 ...... 480 488,320
City of San Antonio Electric & Gas Systems
Series 2015 , RB , 5.00% , 02/01/26 ...... 260 261,294
Series 2018A , RB , 5.00% , 02/01/26 ..... 980 984,876
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/26 ( PSF ) . 470 472,753
Series 2024 , GO , 5.00% , 02/15/26 ( PSF ) . 125 125,732
Series 2024A , GO , 5.00% , 02/15/26 ( PSF ) 565 568,310
Comal Independent School District, Series 2017,
GO, 5.00%, 02/01/26 (PSF) .......... 85 85,448
Conroe Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) . 540 543,240
Series 2018 , GO , 5.00% , 02/15/26 ( PSF ) . 400 402,400
Series 2019 , GO , 5.00% , 02/15/26 ( PSF ) . 130 130,780
County of Bexar
Series 2016 , GO , 5.00% , 06/15/26 ...... 100 100,156

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2017 , GO , 5.00% , 06/15/26 ...... USD 500 $ 506,883
Series 2018 , GO , 5.00% , 06/15/26 ...... 630 638,673
Series 2017 , GO , 5.00% , 06/15/29 ...... 250 253,335
Series 2016A , GO , 5.00% , 06/15/32 ..... 245 248,269
County of Collin, Series 2025, GO,
5.00%, 02/15/26 ................. 375 377,368
County of Harris
Series 2015B , RB , 5.00% , 08/15/26 ..... 760 761,262
Series 2017A , GO , 5.00% , 10/01/26 ..... 180 183,646
Series 2020A , GO , 5.00% , 10/01/26 ..... 445 454,015
Series 2016A , RB , 5.00% , 08/15/27 ..... 115 116,948
County of Harris Toll Road, Series 2018A, RB,
5.00%, 08/15/26 ................. 200 203,453
County of Tarrant, Series 2022, GO,
5.00%, 07/15/26 ................. 175 177,796
Crowley Independent School District, Series
2015A, GO, 5.00%, 08/01/26 (PSF) ..... 100 100,163
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) . 1,000 1,006,287
Series 2020 , GO , 5.00% , 02/15/26 ( PSF ) . 100 100,629
Series 2022A , GO , 5.00% , 02/15/26 ( PSF ) 100 100,629
Dallas Area Rapid Transit, Series 2019, RB,
5.00%, 12/01/26 ................. 790 809,179
Dallas College, Series 2016, GO,
5.00%, 02/15/26 ................. 160 160,988
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/26 ..... 435 444,597
Series 2021A , RB , 5.00% , 11/01/26 ..... 205 209,523
Series 2021B , RB , 5.00% , 11/01/26 ..... 160 163,530
Dallas Independent School District
Series 2020 , GO , 5.00% , 02/15/26 ( PSF ) . 175 176,100
Series 2023 , GO , 5.00% , 02/15/26 ( PSF ) . 690 694,338
Denton Independent School District
Series 2022A , GO , 5.00% , 08/15/26 ..... 20 20,330
Series 2016 , GO , 5.00% , 08/15/27 ( PSF ) . 295 296,711
Fort Bend Independent School District
Series 2017E , GO , 5.00% , 02/15/26 ( PSF ) 205 206,265
Series 2020A , GO , 5.00% , 08/15/26 ( PSF ) 20 20,355
Series 2024A , GO , 5.00% , 08/15/26 ( PSF ) 275 279,877
Frisco Independent School District, Series 2017,
GO, 5.00%, 08/15/26 (PSF) .......... 25 25,441
Houston Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) . 200 201,292
GO , 5.00% , 07/15/26 ............... 95 96,525
Houston Independent School District
Public Facility Corp., Series 2019, RB,
5.00%, 09/15/26 ................. 55 56,104
Katy Independent School District, Series 2025,
GO, 5.00%, 02/15/26 (PSF)
(c)
......... 225 226,447
Keller Independent School District, Series
2015A, GO, 5.00%, 02/15/26 (PSF) ..... 80 80,131
Klein Independent School District
Series 2018 , GO , 5.00% , 02/01/26 ( PSF ) . 125 125,659
Series 2017 , GO , 5.00% , 08/01/26 ( PSF ) . 140 142,343
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) . 395 401,612
Series 2025 , GO , 5.00% , 08/01/26 ( PSF ) . 415 421,946
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/26 (PSF) . 500 503,100
Laredo Independent School District, Series
2024, GO, 5.00%, 08/01/26 (PSF) ...... 150 152,555
Leander Independent School District
Series 2025A , GO , 5.00% , 02/15/26 ( PSF ) 125 125,764
Series 2019C , GO , 5.00% , 08/15/26 ( PSF ) 435 442,647
Series 2017A , GO , 5.00% , 08/15/27 ( PSF ) 195 198,455
Series 2016 , GO , 5.00% , 08/15/28 ( PSF ) . 100 100,599
Security
Par (000)
Par (000) Value
Texas (continued)
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/26 ( PSF ) USD 280 $ 280,206
Series 2016A , GO , 5.00% , 08/15/26 ( PSF ) 145 145,218
Series 2017 , GO , 5.00% , 08/15/26 ( PSF ) . 140 142,472
Series 2024 , GO , 5.00% , 08/15/26 ( PSF ) . 335 340,915
Lone Star College System, Series 2016, GO,
5.00%, 02/15/26 ................. 245 246,575
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/26 ...... 245 247,775
Series 2024 , RB , 5.00% , 05/15/26 ...... 895 905,139
Series 2025 , RB , 5.00% , 05/15/26 ...... 80 80,906
Series 2025A , RB , 5.00% , 05/15/26 ..... 225 227,549
Mansfield Independent School District, Series
2019B, GO, 5.00%, 02/15/26 (PSF) ..... 150 150,922
Mesquite Independent School District, Series
2025, GO, 5.00%, 08/15/26 (PSF) ...... 100 101,773
Metropolitan Transit Authority of Harris County
Sales & Use Tax
Series 2015B , RB , 5.00% , 11/01/26 ..... 270 270,456
Series A , RB , 5.00% , 11/01/26 ......... 370 378,790
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 120 120,772
North East Independent School District, Series
2017, GO, 4.00%, 08/01/27 (PSF) ...... 150 151,426
North Texas Municipal Water District
Series 2017 , RB , 5.00% , 06/01/26 ...... 100 101,287
Series 2016 , RB , 5.00% , 06/01/28 ...... 200 202,344
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2016, RB, 5.00%, 06/01/26 .......... 125 126,609
North Texas Municipal Water District Water
System
Series 2021A , RB , 5.00% , 09/01/26 ..... 330 336,174
Series 2025 , RB , 5.00% , 09/01/26 ...... 275 280,145
North Texas Tollway Authority
Series 2019A , RB , 5.00% , 01/01/26 ..... 95 95,324
Series 2020C , RB , 5.00% , 01/01/26 ..... 290 290,926
Series 2021B , RB , 5.00% , 01/01/26 ..... 285 285,910
Series 2024A , RB , 5.00% , 01/01/26 ..... 500 501,703
Series A , RB , 5.00% , 01/01/27 ......... 480 481,618
Series B , RB , 5.00% , 01/01/27 ......... 210 210,725
Series 2016A , RB , 5.00% , 01/01/28 ..... 445 446,485
Series B , RB , 5.00% , 01/01/28 ......... 310 311,031
Northside Independent School District
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) . 195 198,278
Series 2017 , GO , 4.00% , 08/15/26 ( PSF ) . 190 191,908
Series 2021 , GO , 5.00% , 08/15/26 ( PSF ) . 210 213,724
Series 2022A , GO , 5.00% , 08/15/26 ( PSF ) 155 157,749
Northwest Independent School District, Series
2016, GO, 5.00%, 02/15/29 (PSF) ...... 230 231,400
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/26 ( PSF ) 500 502,957
Series 2016A , GO , 5.00% , 02/15/28 ( PSF ) 150 150,891
Prosper Independent School District, Series
2021A, GO, 5.00%, 02/15/26 (PSF) ..... 80 80,514
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ...... 545 553,596
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) . 465 472,438
San Antonio Independent School District
Series 2019 , GO , 5.00% , 08/15/26 ( PSF ) . 280 284,900
Series 2022 , GO , 5.00% , 08/15/26 ( PSF ) . 25 25,438
Series 2025 , GO , 5.00% , 08/15/26 ( PSF ) . 90 91,575
San Antonio Water System
Series 2021A , RB , 5.00% , 05/15/26 ..... 115 116,395
Series 2022B , RB , 5.00% , 05/15/26 ..... 120 121,455

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016C , RB , 5.00% , 05/15/27 ..... USD 190 $ 194,391
San Jacinto Community College District, Series
2015, GO, 5.00%, 02/15/26 .......... 185 185,263
Sherman Independent School District, Series
2025, GO, 5.00%, 02/15/26 (PSF) ...... 240 241,502
Spring Branch Independent School District,
Series 2018, GO, 5.00%, 02/01/26 (PSF) .. 215 216,176
Spring Independent School District, Series 2020,
GO, 5.00%, 08/15/26 (PSF) .......... 205 208,636
State of Texas
Series 2016 , GO , 5.00% , 04/01/26 ...... 630 635,748
Series 2019A , GO , 5.00% , 08/01/26 ..... 135 137,350
Series 2018A , GO , 5.00% , 10/01/26 ..... 625 638,400
Series 2024 , GO , 5.00% , 10/01/26 ...... 1,000 1,021,441
Series 2016A , GO , 5.00% , 04/01/27 ..... 20 20,184
Series B-1 , GO , 5.00% , 08/01/27 ....... 360 365,787
Tarrant County Cultural Education Facilities
Finance Corp., Series 2022E, RB, VRDN,
5.00%, 05/15/26
(a)
................ 500 503,402
Texas A&M University
Series 2016C , RB , 5.00% , 05/15/26 ..... 230 232,788
Series 2017C , RB , 5.00% , 05/15/26 ..... 790 799,576
Series 2021A , RB , 5.00% , 05/15/26 ..... 115 116,394
Series 2016C , RB , 4.00% , 05/15/27 ..... 155 155,963
Series 2016E , RB , 4.00% , 05/15/27 ..... 180 181,118
Series 2016C , RB , 4.00% , 05/15/28 ..... 300 301,824
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/26 ...... 270 272,804
Series 2015 , RB , 5.00% , 10/01/26 ...... 1,705 1,741,556
Series 2016A , RB , 5.00% , 10/01/26 ..... 555 566,900
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/26 .............. 300 304,908
Texas State University System
Series 2017A , RB , 5.00% , 03/15/26 ..... 2,135 2,152,127
Series 2019A , RB , 5.00% , 03/15/26 ..... 125 126,003
Texas Water Development Board
Series 2016 , RB , 5.00% , 04/15/26 ...... 585 590,869
Series 2017A , RB , 5.00% , 04/15/26 ..... 245 247,458
Series 2018B , RB , 5.00% , 04/15/26 ..... 365 368,662
Series 2022 , RB , 5.00% , 04/15/26 ...... 100 101,003
Series A , RB , 5.00% , 04/15/26 ......... 255 255,441
Series 2020 , RB , 5.00% , 08/01/26 ...... 355 360,995
Series 2021 , RB , 5.00% , 08/01/26 ...... 145 147,449
Series 2018A , RB , 5.00% , 10/15/26 ..... 320 326,995
Series 2018B , RB , 5.00% , 10/15/26 ..... 570 582,460
Trinity River Authority Central Regional
Wastewater System
Series 2016 , RB , 5.00% , 08/01/26 ...... 750 762,554
Series 2019 , RB , 5.00% , 08/01/26 ...... 250 254,185
56,859,577
Utah — 1.7%
Alpine School District
Series 2017B , GO , 5.00% , 03/15/26 ( GTD ) 205 206,706
Series 2021A , GO , 5.00% , 03/15/26 ( GTD ) 785 791,532
Central Utah Water Conservancy District, Series
2021A, GO, 5.00%, 04/01/26 ......... 760 767,060
County of Salt Lake
Series 2017B , RB , 5.00% , 02/01/26 ..... 125 125,690
Series 2017 , RB , 5.00% , 08/15/26 ...... 140 142,582
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/26 ..... 975 988,456
Series 2023A , RB , 5.00% , 07/01/26 ..... 1,100 1,115,182
Security
Par (000)
Par (000) Value
Utah (continued)
Metropolitan Water District of Salt Lake & Sandy,
Series 2016A, RB, 5.00%, 07/01/26 ..... USD 370 $ 371,347
Park City School District, Series 2022, GO,
5.00%, 02/01/26 (GTD) ............. 100 100,547
Provo School District, Series 2016, GO,
5.00%, 06/15/26 (GTD) ............. 55 55,129
State of Utah
Series 2018 , GO , 5.00% , 07/01/26 ...... 265 269,042
Series 2019 , GO , 5.00% , 07/01/26 ...... 70 71,068
Series 2020 , GO , 5.00% , 07/01/26 ...... 850 862,966
Series 2020B , GO , 5.00% , 07/01/26 ..... 640 649,763
Timpanogos Special Service District, Series
2024, RB, 5.00%, 06/01/26 .......... 375 379,935
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/26 ..... 125 125,204
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) 160 162,796
Series 2018A , RB , 5.00% , 08/01/26 ..... 195 198,408
Series 2021A-1 , RB , 5.00% , 08/01/26 .... 200 203,495
Series B1 , RB , 5.00% , 08/01/26 ........ 300 305,243
Utah Transit Authority, Series 2015A, RB,
5.00%, 06/15/26 ................. 655 656,047
8,548,198
Vermont — 0.2%
Vermont Municipal Bond Bank
Series 2024 , RB , 5.00% , 12/01/26 ...... 1,000 1,024,815
Series 4 , RB , 5.00% , 12/01/26 ( ST
INTERCEPT ) .................. 105 107,606
1,132,421
Virginia — 3.6%
Arlington County Industrial Development
Authority, Series 2023A, RB, 5.00%, 01/01/26 270 270,868
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/26 (SAW) ............ 110 111,616
City of Chesapeake, Series 2020A, GO,
5.00%, 08/01/26 (SAW) ............ 120 122,076
City of Falls Church, Series 2019B, GO,
5.00%, 07/15/27 ................. 175 177,881
City of Hampton, Series 2015B, GO,
5.00%, 09/01/26 (SAW) ............ 435 443,408
City of Newport News, Series 2016A, GO,
4.00%, 08/01/26 ................. 250 252,458
City of Richmond
Series 2017D , GO , 5.00% , 03/01/26 ( SAW ) 190 191,385
Series 2016A , RB , 5.00% , 01/15/27 ..... 275 276,280
City of Suffolk, Series 2016A, GO,
5.00%, 02/01/26 ................. 85 85,468
Commonwealth of Virginia
Series 2018A , GO , 5.00% , 06/01/26 ..... 80 81,067
Series A , GO , 5.00% , 06/01/26 ........ 125 126,667
County of Arlington
Series 2018 , GO , 5.00% , 08/15/26 ...... 300 305,450
Series A , GO , 5.00% , 08/15/30 ........ 160 162,802
County of Chesterfield, Series 2017B, GO,
5.00%, 01/01/26 ................. 185 185,665
County of Fairfax
Series 2021A , RB , 5.00% , 07/15/26 ..... 375 381,162
Series 2016A , GO , 4.00% , 10/01/26 ( SAW ) 1,255 1,261,657
Series 2021A , GO , 4.00% , 10/01/26 ( SAW ) 295 298,754
Series 2016A , GO , 5.00% , 10/01/35 ( SAW ) 135 136,264
County of Henrico
Series 2015 , GO , 5.00% , 08/01/26 ...... 100 101,804
Series 2017A , GO , 5.00% , 08/01/26 ..... 155 157,796

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
County of Loudoun
Series 2016A , GO , 5.00% , 12/01/26 ..... USD 195 $ 195,338
Series 2017A , GO , 5.00% , 12/01/26 ( SAW ) 165 169,210
Series 2020A , GO , 5.00% , 12/01/26 ( SAW ) 425 435,844
Series 2020B , GO , 5.00% , 12/01/26 ( SAW ) 100 102,551
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 1,000 1,025,514
Hampton Roads Sanitation District
Series 2016A , RB , 5.00% , 08/01/27 ..... 210 213,681
Series 2016A , RB , 5.00% , 08/01/37 ..... 1,550 1,576,844
Prince William County Industrial Development
Authority, Series 2020A, RB, 5.00%, 10/01/26 200 204,097
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/26 ..... 440 442,395
Series 2019B , RB , 5.00% , 02/01/26 ..... 295 296,606
Series 2019C , RB , 5.00% , 02/01/26 ..... 565 568,075
Series 2020A , RB , 5.00% , 02/01/26 ..... 810 814,409
Series A , RB , 5.00% , 02/01/26 ......... 185 186,007
Series B , RB , 5.00% , 09/01/26 ( ST
INTERCEPT ) .................. 255 255,425
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 330 335,722
Virginia Commonwealth Transportation Board
Series 2017 , RB , 5.00% , 03/15/26 ...... 470 474,067
Series 2017A , RB , 5.00% , 05/15/26 ..... 370 374,723
Series 2016 , RB , 5.00% , 09/15/26 ...... 205 209,205
Series 2018 , RB , 5.00% , 09/15/26 ...... 100 102,051
Series 2020 , RB , 5.00% , 09/15/26 ...... 75 76,538
Virginia Port Authority, Series 2025, RB,
5.00%, 07/01/26 ................. 250 253,615
Virginia Public Building Authority
Series 2018A , RB , 5.00% , 08/01/26 ..... 140 142,364
Series 2020A , RB , 5.00% , 08/01/26 ..... 155 157,618
Series 2022A , RB , 5.00% , 08/01/26 ..... 500 508,444
Series B , RB , 5.00% , 08/01/26 ......... 215 218,631
Series A , RB , 5.00% , 08/01/27 ......... 500 508,595
Virginia Public School Authority
Series 2022 , RB , 5.00% , 04/15/26 ...... 135 136,373
Series 2016B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 175 177,994
Series 2017C , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 115 116,968
Series 2018A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 110 111,882
Series 2019A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 100 101,711
Series 2019B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 335 340,732
Series 2021A , RB , 5.00% , 08/01/26 ( SAW ) 355 361,074
Virginia Resources Authority
Series 2015 , RB , 5.00% , 11/01/26 ...... 215 215,232
Series 2017A , RB , 5.00% , 11/01/26 ..... 490 501,690
Series 2017C , RB , 5.00% , 11/01/26 ..... 140 143,340
Series 2018C , RB , 5.00% , 11/01/26 ..... 435 445,378
Series 2021C , RB , 5.00% , 11/01/26 ..... 505 517,048
18,147,519
Washington — 4.3%
Cascade Water Alliance, Series 2019, RB,
5.00%, 09/01/26 ................. 325 331,215
Central Puget Sound Regional Transit Authority
Series 2015S-1 , RB , 5.00% , 11/01/26 .... 70 70,000
Series 2021S-1 , RB , 5.00% , 11/01/26 .... 425 435,097
City of Kent, Series 2016, GO, 5.00%, 12/01/26 85 86,147
City of Seattle
Series 2019B , RB , 5.00% , 02/01/26 ..... 490 492,910
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2016B , RB , 5.00% , 04/01/26 ..... USD 355 $ 358,503
Series 2017 , RB , 5.00% , 07/01/26 ...... 230 233,615
Series 2022A , GO , 4.00% , 09/01/26 ..... 340 343,878
Series 2017C , RB , 5.00% , 09/01/26 ..... 240 244,729
Series 2016B , RB , 5.00% , 04/01/27 ..... 280 282,573
Series 2016C , RB , 4.00% , 10/01/27 ..... 110 111,135
Series 2016A , GO , 4.00% , 04/01/28 ..... 80 80,464
City of Seattle Water System, Series 2017, RB,
5.00%, 08/01/26 ................. 285 289,983
City of Spokane, Series 2017, GO,
5.00%, 12/01/26 ................. 215 220,381
City of Tacoma, Series 2015, RB,
3.25%, 12/01/26 ................. 1,150 1,150,114
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/26 ...... 500 501,809
Clark County School District No. 37 Vancouver
Series 2021 , GO , 4.00% , 12/01/26 ( GTD ) . 160 162,180
Series 2019 , GO , 5.00% , 12/01/26 ( GTD ) . 200 204,834
County of King
Series 2021A , GO , 4.00% , 01/01/26 ..... 425 425,856
Series 2019A , GO , 5.00% , 06/01/26 ..... 170 172,286
Series 2016B , RB , 5.00% , 07/01/26 ..... 360 365,563
Series 2017 , GO , 5.00% , 07/01/26 ...... 160 162,472
Series 2018B , RB , 5.00% , 07/01/26 ..... 725 736,203
County of Pierce, Series 2019A, GO,
5.00%, 07/01/26 ................. 310 314,688
County of Snohomish, Series 2022, GO,
5.00%, 12/01/26 ................. 215 220,543
County of Spokane, Series 2019B, GO,
5.00%, 12/01/26 ................. 60 61,495
Energy Northwest
Series 2016A , RB , 5.00% , 07/01/26 ..... 800 812,362
Series 2017A , RB , 5.00% , 07/01/26 ..... 775 786,976
Series 2021A , RB , 5.00% , 07/01/26 ..... 360 365,563
Series 2024B , RB , 5.00% , 07/01/26 ..... 100 101,545
Series 2016-A , RB , 5.00% , 07/01/27 ..... 175 177,608
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project, Series 2024B,
RB, 5.00%, 01/01/26 .............. 500 501,719
King & Snohomish Counties School District No.
417 Northshore
Series 2015 , GO , 3.00% , 12/01/26 ( GTD ) . 175 175,001
Series 2024 , GO , 5.00% , 12/01/26 ( GTD ) . 315 322,850
King County School District No. 414
Lake Washington, Series 2016, GO,
4.00%, 12/01/26 (GTD) ............. 825 830,916
Pierce County School District No. 10 Tacoma
Series 2014 , GO , 5.00% , 12/01/26 ( GTD ) . 735 735,763
Series 2015 , GO , 5.00% , 12/01/26 ( GTD ) . 290 290,469
Pierce County School District No. 320 Sumner,
Series 2015, GO, 3.50%, 12/01/26 (GTD) . 150 150,041
Port of Seattle
Series 2016 , RB , 5.00% , 02/01/26 ...... 590 593,138
Series 2021B , RB , 5.00% , 06/01/26 ..... 140 141,817
Series 2022A , RB , 5.00% , 08/01/26 ..... 800 813,504
Snohomish County School District No. 15
Edmonds, Series 2024, GO, 5.00%, 12/01/26
(GTD) ....................... 100 102,471
State of Washington
Series R-2020A , GO , 5.00% , 01/01/26 ... 225 225,807
Series 2016C , GO , 5.00% , 02/01/26 ..... 190 191,044
Series 2017D , GO , 5.00% , 02/01/26 ..... 190 191,044
Series 2019C , GO , 5.00% , 02/01/26 ..... 100 100,549
Series 2005C , GO , 0.00% , 06/01/26
( AMBAC )
(b)
................... 100 98,403

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2017C , GO , 4.00% , 06/01/26 ..... USD 240 $ 241,847
Series R-2022D , GO , 4.00% , 07/01/26 ... 450 453,997
Series R-2020D , GO , 5.00% , 07/01/26 ... 155 157,385
Series R-2020C , GO , 5.00% , 07/01/26 ... 610 619,386
Series R-2016B , GO , 5.00% , 07/01/26 ... 1,405 1,409,640
Series R-2025C , GO , 5.00% , 07/01/26 ... 335 340,155
Series R-2025B , GO , 5.00% , 07/01/26 ... 165 167,539
Series R-2017A , GO , 5.00% , 08/01/26 ... 65 66,132
Series R-2018C , GO , 5.00% , 08/01/26 ... 105 106,828
Series 2018B , GO , 5.00% , 08/01/26 ..... 125 127,176
Series 2018A , GO , 5.00% , 08/01/26 ..... 500 508,704
Series 2017A , GO , 5.00% , 08/01/26 ..... 415 422,224
Series 2020A , GO , 5.00% , 08/01/26 ..... 420 427,311
Series R-2017A , GO , 5.00% , 08/01/27 ... 45 45,733
Series 2017B , GO , 5.00% , 08/01/27 ..... 155 157,526
University of Washington
Series 2015C , RB , 5.00% , 12/01/26 ..... 630 631,143
Series A , RB , 5.00% , 12/01/26 ......... 225 230,678
Washington Health Care Facilities Authority,
Series 2025A, RB, 5.00%, 03/01/26 ..... 140 140,944
22,021,611
West Virginia — 0.4%
School Building Authority of West Virginia, Series
2014A, RB, 5.00%, 07/01/26 ......... 145 145,227
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/26 ..... 116 117,533
Series 2019A , GO , 5.00% , 06/01/26 ..... 160 162,115
Series 2021A , GO , 5.00% , 06/01/26 ..... 150 151,982
Series 1999A , GO , 0.00% , 11/01/26 ( NPFGC )
(b)
.......................... 255 247,669
Series 2018B , GO , 5.00% , 12/01/26 ..... 210 215,324
Series 2019A , GO , 5.00% , 12/01/26 ..... 270 276,845
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... 430 437,956
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/26 .............. 155 156,950
1,911,601
Wisconsin — 1.2%
City of Milwaukee, Series 2019N3, GO,
5.00%, 04/01/26 ................. 100 100,766
Milwaukee Metropolitan Sewerage District
Series 2015A , GO , 4.00% , 10/01/26 ..... 150 150,075
Series 2020D , GO , 4.00% , 10/01/26 ..... 105 106,260
Public Finance Authority, Series 2022A-1, RB,
VRDN, 3.30%, 10/01/26
(a)
........... 100 100,060
State of Wisconsin
Series 2019A , RB , 5.00% , 05/01/26 ..... 970 980,589
Series 2020A , GO , 5.00% , 05/01/26 ..... 100 101,147
Series 2021-1 , GO , 5.00% , 05/01/26 ..... 175 177,007
Series 2016-2 , GO , 5.00% , 11/01/26 ..... 390 394,481
Series 20171 , GO , 5.00% , 11/01/26 ..... 720 737,106
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 605 619,373
Series 20173 , GO , 5.00% , 11/01/26 ..... 115 117,732
Series 2016-2 , GO , 4.00% , 11/01/27 ..... 190 191,340
Series 2017B , RB , 5.00% , 05/01/28 ..... 245 247,735
State of Wisconsin Environmental Improvement
Fund
Series 2018A , RB , 5.00% , 06/01/26 ..... 740 749,994
Series 2020A , RB , 5.00% , 06/01/26 ..... 230 233,106
Wisconsin Department of Transportation
Series 20171 , RB , 5.00% , 07/01/26 ..... 295 299,578
Series 2017-2 , RB , 5.00% , 07/01/26 ..... 525 533,147
Series 2019A , RB , 5.00% , 07/01/26 ..... 160 162,483
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities
Authority, Series 2017, RB, 5.00%, 08/15/26 USD 115 $ 116,895
6,118,874
Total Long-Term Investments — 98 .6%
(Cost: $ 501,984,210 ) .............................. 501,487,787
Shares
Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.01%
(d) (e)
......... 616,036 616,091
Total Short-Term Securities — 0 .1%
(Cost: $ 616,091 ) ................................. 616,091
Total Investments — 98 .7%
(Cost: $ 502,600,301 ) .............................. 502,103,878
Other Assets Less Liabilities — 1.3% .................... 6,620,270
Net Assets — 100.0% ...............................
$ 508,724,148
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
26
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 679,857 $ — $ (63,705)
(a)
$ (61) $ — $ 616,091 616,036 $ 21,975 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 501,487,787 $ — $ 501,487,787
Short-Term Securities
Money Market Funds ...................................... 616,091 — — 616,091
$ 616,091 $ 501,487,787 $ — $ 502,103,878

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.5%
Alabama Federal Aid Highway Finance Authority
Series A , RB , 5.00% , 09/01/27 ......... USD 595 $ 619,208
Series A , RB , 5.00% , 09/01/29 ......... 180 187,323
Series A , RB , 5.00% , 09/01/35 ......... 1,365 1,420,535
Series A , RB , 5.00% , 06/01/37 ......... 130 135,289
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/27 .............. 510 529,419
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/27 ..... 1,020 1,067,794
Auburn University, Series 2025-A, RB,
5.00%, 06/01/27 ................. 250 259,160
Black Belt Energy Gas District, Series 2022,
Sub-Series D-1, RB, VRDN (Royal Bank of
Canada LIQ), 4.00%, 06/01/27
(a)
....... 900 910,788
City of Auburn, Series 2015, GO,
5.00%, 05/01/27 ................. 130 130,193
City of Huntsville
Series 2016C , GO , 5.00% , 05/01/27 ..... 235 237,724
Series 2020A , GO , 5.00% , 09/01/27 ..... 150 156,642
Series 2017E , GO , 5.00% , 11/01/27 ..... 355 367,782
Series 2018A , GO , 5.00% , 05/01/28 ..... 75 78,499
Lower Alabama Gas District (The), Series
2016A, RB, 5.00%, 09/01/27 ......... 670 687,606
State of Alabama
Series 2016C , GO , 5.00% , 08/01/27 ..... 390 396,850
Series 2018A , GO , 5.00% , 11/01/27 ..... 255 267,304
Series 2022B , GO , 5.00% , 11/01/27 ..... 125 131,031
University of Alabama (The), Series 2019C, RB,
5.00%, 07/01/27 ................. 735 763,647
Water Works Board of the City of Birmingham
(The)
Series 2016B , RB , 5.00% , 01/01/30 ..... 205 210,437
Series 2016B , RB , 5.00% , 01/01/32 ..... 200 205,305
8,762,536
Alaska — 0.2%
Alaska Housing Finance Corp.
Series 2017A , RB , 5.00% , 12/01/27 ..... 195 202,283
Series II2021A , RB , 5.00% , 12/01/27 .... 115 120,288
City of Anchorage, Series 2017B, RB,
5.00%, 05/01/27 ................. 45 46,526
Municipality of Anchorage
Series 2021C , GO , 5.00% , 09/01/27 ..... 225 234,613
Series 2022A , GO , 5.00% , 09/01/27 ..... 180 187,691
State of Alaska, Series 2020A, GO,
5.00%, 08/01/27 ................. 265 275,827
1,067,228
Arizona — 1.8%
Arizona Board of Regents
Series 2016C , RB , 5.00% , 07/01/27 ..... 235 238,067
Series 2017B , RB , 5.00% , 07/01/27 ..... 245 254,590
Series 2021C , RB , 5.00% , 07/01/27 ..... 250 259,744
Series 2025A , RB , 5.00% , 07/01/27
(b)
.... 500 519,488
Series 2020A , RB , 5.00% , 08/01/27 ..... 265 275,086
Arizona Department of Transportation State
Highway Fund
Series 2016 , RB , 5.00% , 07/01/27 ...... 825 837,841
Series 2023 , RB , 5.00% , 07/01/27 ...... 145 150,846
Arizona Transportation Board, Series 2019A,
RB, 5.00%, 07/01/27 .............. 265 275,685
City of Chandler, Series 2016, GO,
5.00%, 07/01/27 ................. 390 405,401
Security
Par (000)
Par (000) Value
Arizona (continued)
City of Phoenix, Series 2016, GO,
5.00%, 07/01/27 ................. USD 495 $ 503,032
City of Phoenix Civic Improvement Corp.
Series 2016 , RB , 5.00% , 07/01/27 ...... 765 776,149
Series 2018A , RB , 5.00% , 07/01/27 ..... 110 114,435
Series 2020A , RB , 5.00% , 07/01/27 ..... 55 57,218
Series 2021A , RB , 5.00% , 07/01/27 ..... 230 239,274
Series A , RB , 5.00% , 07/01/27 ......... 100 104,032
Series B , RB , 4.00% , 07/01/28 ......... 440 448,335
Series 2017D , RB , 5.00% , 07/01/29 ..... 490 508,518
Gilbert Water Resource Municipal Property
Corp., Series 2022, RB, 5.00%, 07/15/27 .. 120 124,854
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/27 ................. 365 379,414
Maricopa County Industrial Development
Authority, Series 2016A, RB, 5.00%, 01/01/27 420 430,221
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/28 230 238,983
Maricopa County Union High School District No.
210-Phoenix
Series 2018 , GO , 5.00% , 07/01/27 ...... 525 545,819
Series 2024A , GO , 5.00% , 07/01/27 ..... 105 109,164
Series 2025B , GO , 5.00% , 07/01/27 ..... 150 155,948
Salt River Project Agricultural Improvement &
Power District
Series 2017A , RB , 5.00% , 01/01/27 ..... 170 174,730
Series 2019A , RB , 5.00% , 01/01/27 ..... 200 205,565
Series 2020A , RB , 5.00% , 01/01/27 ..... 710 729,754
Series 2021A , RB , 5.00% , 01/01/27 ..... 540 555,024
Series 2016A , RB , 5.00% , 01/01/29 ..... 375 385,712
State of Arizona, Series 2019A, COP,
5.00%, 10/01/27 ................. 115 120,234
10,123,163
Arkansas — 0.1%
Springdale Public Facilities Board, Series 2016,
RB, 5.00%, 03/01/27 .............. 450 458,006
California — 11.9%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/27 ................. 100 104,520
Acalanes Union High School District, Series
2016C, GO, 0.00%, 08/01/27
(c)
........ 265 252,196
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/27 215 225,946
Bay Area Toll Authority, Series 2017S-7, RB,
4.00%, 04/01/29 ................. 1,470 1,498,744
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/27
(c)
............. 1,000 961,239
Burbank Unified School District, Series 2002C,
GO, 0.00%, 07/01/27 (NPFGC)
(c)
....... 150 143,599
California Health Facilities Financing Authority
Series 2016A , RB , 4.00% , 03/01/27 ..... 25 25,052
Series A-1 , RB , 5.00% , 11/01/27 ....... 1,955 2,059,060
Series 2015 , RB , 5.00% , 11/15/27 ...... 865 866,943
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 10/01/27 ...... 110 114,220
Series 2023 , RB , 5.00% , 10/01/27 ...... 305 320,821
Series 2017 , RB , 5.00% , 10/01/28 ...... 350 363,781
California State Public Works Board
Series 2021B , RB , 5.00% , 05/01/27 ..... 120 124,338
Series F , RB , 5.00% , 05/01/27 ......... 310 310,400
Series 2023C , RB , 5.00% , 09/01/27 ..... 500 522,276
Series B , RB , 5.00% , 10/01/27 ......... 465 486,725

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2018C , RB , 5.00% , 11/01/27 ..... USD 295 $ 309,410
Series 2021C , RB , 5.00% , 11/01/27 ..... 520 545,401
Series C , RB , 5.00% , 03/01/28 ......... 370 382,348
Series D , RB , 5.00% , 09/01/29 ......... 290 303,265
California State University
Series 2015A , RB , 5.00% , 11/01/27 ..... 100 100,008
Series 2016A , RB , 5.00% , 11/01/27 ..... 950 962,134
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 200 203,960
Central Contra Costa Sanitary District, COP,
5.00%, 09/01/27 ................. 50 52,475
City of Los Angeles, Series 2023A, RB,
5.00%, 02/01/27 ................. 150 154,688
City of Los Angeles Department of Airports
Series 2019C , RB , 5.00% , 05/15/27 ..... 255 264,974
Series 2020B , RB , 5.00% , 05/15/27 ..... 270 280,765
Series B , RB , 5.00% , 05/15/27 ......... 175 181,978
City of San Francisco
Series A , RB , 5.00% , 11/01/27 ......... 210 215,261
Series B , RB , 5.00% , 11/01/27 ......... 100 102,505
Series D , RB , 5.00% , 11/01/27 ......... 270 285,245
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27
(c)
.... 810 775,657
Series 2017D , GO , 5.00% , 08/01/28 ..... 160 167,458
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/27 ..... 220 227,938
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/27 ..... 170 177,867
Series 2017C , GO , 5.00% , 08/01/29 ..... 125 130,748
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 130 135,637
East Bay Municipal Utility District Water System
Series 2017B , RB , 5.00% , 06/01/27 ..... 115 120,125
Series 2022A , RB , 5.00% , 06/01/27 ..... 50 52,228
Series 2017B , RB , 5.00% , 06/01/28 ..... 85 88,686
East Side Union High School District, Series E,
GO, 5.00%, 08/01/27 .............. 125 127,354
El Camino Community College District
Fountation (The), Series 2012C, GO,
0.00%, 08/01/27
(c)
................ 2,200 2,101,648
Foothill-De Anza Community College District
(c)
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC ) .................... 750 718,696
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC ) .................... 415 397,678
Fremont Unified School District, Series E, GO,
5.00%, 08/01/27 ................. 275 287,485
Fremont Union High School District, Series
2019A, GO, 5.00%, 08/01/29 ......... 75 78,475
Grossmont Union High School District, Series
2004, GO, 0.00%, 08/01/27 (AGM)
(c)
..... 110 104,956
Inglewood Unified School District, Series B, GO,
5.00%, 08/01/27 ................. 200 207,893
Long Beach Unified School District, Series D-1,
GO, 0.00%, 08/01/27
(c)
............. 100 94,090
Los Angeles Community College District
Series 2024 , GO , 5.00% , 08/01/27 ...... 500 524,191
Series A-1 , GO , 5.00% , 08/01/27 ....... 390 408,869
Series D , GO , 5.00% , 08/01/27 ........ 1,000 1,048,383
Series J , GO , 5.00% , 08/01/28 ......... 190 199,040
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/27 ..... 1,120 1,167,778
Series 2016A , RB , 4.00% , 07/01/27 ..... 125 125,100
Series 2023-A , RB , 5.00% , 07/01/27 ..... 265 276,921
Security
Par (000)
Par (000) Value
California (continued)
Series 2017A , RB , 5.00% , 07/01/29 ..... USD 255 $ 266,671
Los Angeles Department of Water & Power
Series 2016B , RB , 5.00% , 07/01/27 ..... 325 326,173
Series 2018A , RB , 5.00% , 07/01/27 ..... 695 723,022
Series 2022A , RB , 5.00% , 07/01/27 ..... 225 234,072
Series 2022B , RB , 5.00% , 07/01/27 ..... 100 104,032
Series 2022E , RB , 5.00% , 07/01/27 ..... 155 161,250
Series 2024C , RB , 5.00% , 07/01/27 ..... 250 260,080
Series 2017C , RB , 5.00% , 07/01/28 ..... 295 305,863
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/27 ..... 300 306,459
Series 2018B , RB , 5.00% , 07/01/27 ..... 300 311,300
Series 2022B , RB , 5.00% , 07/01/27 ..... 200 207,533
Series 2023A , RB , 5.00% , 07/01/27 ..... 305 316,488
Los Angeles Unified School District
Series 2020A , GO , 3.00% , 07/01/27 ..... 160 162,114
Series 2017A , GO , 5.00% , 07/01/27 ..... 690 722,425
Series 2018B-1 , GO , 5.00% , 07/01/27 .... 415 434,502
Series 2018M-1 , GO , 5.00% , 07/01/27 ... 95 99,464
Series 2019A , GO , 5.00% , 07/01/27 ..... 150 157,049
Series 2020C , GO , 5.00% , 07/01/27 ..... 515 539,202
Series 2020RYQ , GO , 5.00% , 07/01/27 ... 185 193,694
Series 2022QRR , GO , 5.00% , 07/01/27 ... 190 198,929
Series 2023QRR , GO , 5.00% , 07/01/27 ... 550 575,846
Series 2024A , GO , 5.00% , 07/01/27 ..... 75 78,525
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/27 ..... 370 366,848
Series 2019A , RB , 5.00% , 07/01/27 ..... 485 508,198
Series 2020A , RB , 5.00% , 07/01/27 ..... 295 309,110
Series 2011C , RB , 5.00% , 10/01/27 ..... 110 116,087
Modesto Irrigation District, Series 2015A, RB,
5.00%, 10/01/27 ................. 45 45,049
Mountain View Los Altos Union High School
District, Series C, GO, 0.00%, 08/01/27
(c)
.. 150 143,714
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/27 ..... 1,035 1,060,312
Series 2018A , RB , 5.00% , 11/01/27 ..... 745 783,178
Series 2020A , RB , 5.00% , 11/01/27 ..... 115 120,893
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/27 (NPFGC)
(c)
... 215 206,062
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/27
(NPFGC)
(c)
.................... 880 845,016
Orange County Sanitation District, Series 2021A,
RB, 5.00%, 02/01/27 .............. 55 56,932
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/27
(c)
............. 330 316,608
Pasadena Area Community College District,
Series 2020, GO, 4.00%, 08/01/27 ...... 400 411,571
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(c)
................ 400 382,724
Regents of the University of California
Medical Center Pooled, Series 2016L, RB,
5.00%, 05/15/27 ................. 195 197,184
Riverside County Transportation
Commission Sales Tax, Series 2017B, RB,
5.00%, 06/01/28 ................. 160 168,673
Riverside Unified School District, Series B, GO,
4.00%, 08/01/29 ................. 90 92,553
Sacramento Municipal Utility District, Series
2022J, RB, 5.00%, 08/15/27 .......... 90 94,407
San Diego Community College District, Series
2016, GO, 5.00%, 08/01/27 .......... 110 112,228

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/27 ..... USD 100 $ 103,947
Series A , RB , 5.00% , 07/01/28 ......... 475 494,936
San Diego County Regional Transportation
Commission
Series 2021B , RB , 5.00% , 04/01/27 ..... 110 114,056
Series 2023A , RB , 5.00% , 04/01/27 ..... 265 275,749
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/27 ......... 135 135,163
San Diego Public Facilities Financing Authority
Series 2016A , RB , 5.00% , 05/15/27 ..... 90 91,224
Series 2023A , RB , 5.00% , 08/01/27 ..... 250 262,184
San Diego Unified School District, Series 2017J,
GO, 5.00%, 07/01/29 .............. 100 104,403
San Francisco Bay Area Rapid Transit
District Sales Tax, Series 2017A, RB,
5.00%, 07/01/29 ................. 100 104,478
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/27 ..... 185 187,239
Series 2016D , RB , 5.00% , 05/01/27 ..... 140 141,584
Series 2019D , RB , 5.00% , 05/01/27 ..... 125 129,704
Series B , RB , 5.00% , 05/01/27 ......... 290 300,914
San Francisco City & County Public Utilities
Commission Wastewater, Series 2023A, RB,
5.00%, 10/01/27 ................. 165 173,908
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 4.00%, 02/01/29 255 260,240
San Francisco Unified School District, Series A,
GO, 5.00%, 06/15/27 .............. 400 416,979
San Joaquin Hills Transportation Corridor
Agency, Series 1997A, RB, 0.00%, 01/15/27
(NPFGC)
(c)
.................... 1,000 962,209
San Jose Unified School District
Series C , GO , 0.00% , 08/01/27 ( NPFGC )
(c)
295 283,077
Series 2017 , GO , 5.00% , 08/01/27 ...... 180 188,424
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/27
(c)
............. 375 358,729
San Mateo County Community College District
(c)
Series 2005B , GO , 0.00% , 09/01/27
( NPFGC ) .................... 630 603,061
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) .................... 1,025 981,170
Series A , GO , 0.00% , 09/01/27 ( NPFGC ) . 405 387,682
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/27 (NPFGC)
(c)
.. 170 162,937
Southern California Public Power Authority
Series 2015C , RB , 4.00% , 07/01/27 ..... 465 465,579
Series 2015C , RB , 5.00% , 07/01/27 ..... 770 771,552
Series 2019-1 , RB , 5.00% , 07/01/27 ..... 155 161,250
Series 2023-1 , RB , 5.00% , 07/01/27 ..... 775 806,248
Southwestern Community College District,
Series 2004, GO, 0.00%, 08/01/27 (NPFGC)
(c)
700 669,052
State of California
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 165 170,136
GO , 5.00% , 04/01/27 ............... 4,370 4,524,946
Series 2019 , GO , 5.00% , 04/01/27 ...... 555 574,679
Series 2017 , GO , 4.00% , 08/01/27 ...... 50 50,557
Series 2016 , GO , 5.00% , 08/01/27 ...... 870 886,058
Series C , GO , 5.00% , 08/01/27 ........ 440 459,437
GO , 5.00% , 08/01/27 ............... 2,025 2,097,994
GO , 4.00% , 09/01/27 ............... 560 576,021
GO , 5.00% , 09/01/27 ............... 660 686,483
GO , 5.00% , 10/01/27 ............... 2,590 2,710,144
Series 2020 , GO , 5.00% , 11/01/27 ...... 475 498,393
Security
Par (000)
Par (000) Value
California (continued)
Series 2017 , GO , 5.00% , 11/01/27 ...... USD 890 $ 933,830
GO , 5.00% , 11/01/27 ............... 975 1,023,016
GO , 5.00% , 12/01/27 ............... 605 636,396
GO , 5.00% , 08/01/28 ............... 440 459,301
Series 2017 , GO , 5.00% , 11/01/28 ...... 590 619,619
GO , 5.00% , 08/01/29 ............... 450 469,960
State of California Department of Water
Resources
Series AX , RB , 5.00% , 12/01/27 ........ 240 254,135
Series BB , RB , 5.00% , 12/01/27 ........ 110 116,478
Series AX , RB , 5.00% , 12/01/28 ........ 130 137,410
Sunnyvale Financing Authority, Series 2020, RB,
4.00%, 04/01/27 ................. 100 102,027
Union Elementary School District, Series D, GO,
0.00%, 09/01/27 (NPFGC)
(c)
.......... 115 109,884
University of California
Series 2018AZ , RB , 4.00% , 05/15/27 .... 35 35,936
Series 2017M , RB , 5.00% , 05/15/27 ..... 110 114,591
Series 2018O , RB , 5.00% , 05/15/27 ..... 225 234,390
Series 2021BH , RB , 5.00% , 05/15/27 .... 250 260,434
Series 2023BN , RB , 5.00% , 05/15/27 .... 120 125,008
Series 2025BZ , RB , 5.00% , 05/15/27
(b)
... 2,500 2,604,337
Series 2017AY , RB , 5.00% , 05/15/28 .... 150 156,114
Series 2017AY , RB , 5.00% , 05/15/29 .... 125 130,112
West Valley-Mission Community College District,
Series 2015B, GO, 5.00%, 08/01/27 ..... 80 80,099
Western Municipal Water District Facilities
Authority, Series 2020A, RB, 5.00%, 10/01/27 175 184,077
67,610,898
Colorado — 1.4%
Adams & Arapahoe Counties Joint School
District 28J Aurora, Series 2022, GO,
5.00%, 12/01/27 (SAW) ............ 160 167,887
Board of Governors of Colorado State University
System, Series A, RB, 5.00%, 03/01/27
(HERBIP) ..................... 250 257,985
City & County of Denver
Series 2019C , GO , 5.00% , 08/01/27 ..... 110 114,571
Series 2022A , GO , 5.00% , 08/01/27 ..... 365 380,168
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/27 ..... 415 434,562
Series 2022C , RB , 5.00% , 11/15/27 ..... 490 513,097
Series 2023A , RB , 5.00% , 11/15/27 ..... 350 366,498
Series 2018B , RB , 5.00% , 12/01/27 ..... 45 47,166
City of Colorado Springs Utilities System
Series 2019A , RB , 5.00% , 11/15/27 ..... 335 351,341
Series 2020B , RB , 5.00% , 11/15/27 ..... 235 246,463
Series 2022B , RB , 5.00% , 11/15/27 ..... 70 73,415
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/27 ...... 250 262,428
Colorado Health Facilities Authority
Series 2019A-1 , RB , 5.00% , 08/01/27 .... 175 180,601
Series 2022A , RB , 5.00% , 11/01/27 ..... 1,400 1,452,556
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/27 ( SAW ) 250 257,399
Series 2017 , GO , 5.00% , 12/01/27 ( SAW ) . 185 189,537
Series 2018A , GO , 5.50% , 12/01/28 ( SAW ) 365 386,580
E-470 Public Highway Authority, Series 2004A,
RB, 0.00%, 09/01/27 (NPFGC)
(c)
....... 1,375 1,306,876
State of Colorado, Series 2017K, COP,
5.00%, 03/15/27 ................. 275 283,868
University of Colorado
Series 2025B , RB , 5.00% , 06/01/27 ..... 500 518,634
Series 2017A-1 , RB , 5.00% , 06/01/29 .... 100 103,738

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Weld County School District No. 6 Greeley,
Series 2020, GO, 5.00%, 12/01/27 (SAW) . USD 195 $ 204,694
8,100,064
Connecticut — 1.6%
City of Danbury, Series 2019B, GO,
5.00%, 11/01/27 ................. 50 51,131
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/27 ..... 545 553,641
Series 2022A , GO , 4.00% , 01/15/27 ..... 120 121,903
Series 2018B , GO , 5.00% , 04/15/27 ..... 490 506,455
Series B , GO , 5.00% , 04/15/27 ........ 190 196,381
Series 2020C , GO , 4.00% , 06/01/27 ..... 55 56,154
Series 2021B , GO , 4.00% , 06/01/27 ..... 210 214,407
Series 2021D , GO , 5.00% , 07/15/27 ..... 520 540,418
Series 2016D , GO , 5.00% , 08/15/27 ..... 430 437,889
Series 2022D , GO , 5.00% , 09/15/27 ..... 100 104,332
Series E , GO , 5.00% , 10/15/27 ........ 170 173,748
Series 2022E , GO , 5.00% , 11/15/27 ..... 565 591,758
Series 2024H , GO , 5.00% , 11/15/27 ..... 500 523,680
Series F , GO , 5.00% , 11/15/27 ......... 940 940,841
Series 2025B , GO , 5.00% , 12/01/27 ..... 250 262,205
Series A , GO , 5.00% , 04/15/29 ........ 350 361,579
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/29 ................. 185 191,733
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/27 ..... 205 210,561
Series 2021C , RB , 5.00% , 01/01/27 ..... 135 138,662
Series 2020A , RB , 5.00% , 05/01/27 ..... 200 207,052
Series 2021A , RB , 5.00% , 05/01/27 ..... 590 610,802
Series 2024B , RB , 5.00% , 07/01/27 ..... 500 519,662
Series B , RB , 5.00% , 09/01/27 ......... 635 647,170
Series 2018B , RB , 5.00% , 10/01/27 ..... 340 355,259
Series 2021D , RB , 5.00% , 11/01/27 ..... 220 230,352
University of Connecticut
Series 2016A , RB , 5.00% , 03/15/27 ( SAP ) 110 110,919
Series 2018A , RB , 5.00% , 04/15/27 ..... 125 129,232
Series 2019A , RB , 5.00% , 11/01/27 ( SAP ) 65 68,044
9,055,970
Delaware — 0.8%
County of New Castle, Series 2017, GO,
5.00%, 04/01/27 ................. 305 315,793
Delaware Transportation Authority
Series 2016 , RB , 5.00% , 07/01/27 ...... 285 289,379
Series 2019 , RB , 5.00% , 07/01/27 ...... 165 171,653
Series 2020 , RB , 5.00% , 07/01/27 ...... 375 390,120
Series 2020 , RB , 5.00% , 09/01/27 ...... 645 672,558
State of Delaware
Series 2017A , GO , 5.00% , 01/01/27 ..... 760 781,234
Series 2018A , GO , 5.00% , 02/01/27 ..... 205 211,151
Series 2019 , GO , 5.00% , 02/01/27 ...... 595 612,853
Series 2017 , GO , 5.00% , 03/01/27 ...... 130 134,171
Series 2023A , GO , 5.00% , 05/01/27 ..... 240 248,713
Series 2016D , GO , 5.00% , 07/01/27 ..... 365 370,560
Series 2020B , GO , 5.00% , 07/01/27 ..... 270 280,931
4,479,116
District of Columbia — 1.6%
District of Columbia
Series 2021E , GO , 5.00% , 02/01/27 ..... 610 627,506
Series 2016A , GO , 5.00% , 06/01/27 ..... 230 233,051
Series 2017D , GO , 5.00% , 06/01/27 ..... 650 673,876
Series 2018B , GO , 5.00% , 06/01/27 ..... 660 684,244
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series E , GO , 5.00% , 06/01/27 ........ USD 290 $ 297,135
Series 2019A , GO , 5.00% , 10/15/27 ..... 160 167,336
Series 2020 , RB , 5.00% , 12/01/27 ...... 160 167,619
Series 2017A , GO , 5.00% , 06/01/29 ..... 250 259,385
District of Columbia Income Tax
Series 2020A , RB , 5.00% , 03/01/27 ..... 1,055 1,087,522
Series 2020C , RB , 5.00% , 05/01/27 ..... 310 320,745
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,835 1,917,704
Series 2020B , RB , 5.00% , 10/01/27 ..... 395 412,803
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/27 ..... 245 255,949
Series 2024A , RB , 5.00% , 10/01/27 ..... 300 313,407
Metropolitan Washington Airports Authority
Aviation, Series 2019B, RB, 5.00%, 10/01/27 135 140,530
Washington Metropolitan Area Transit Authority
Series 2018 , RB , 5.00% , 07/01/27 ...... 210 218,119
Series 2021A , RB , 5.00% , 07/15/27 ..... 400 415,842
Series 2023A , RB , 5.00% , 07/15/27 ..... 55 57,178
Series 2023-A , RB , 5.00% , 07/15/27 ..... 460 478,218
Series 2018 , RB , 5.00% , 07/01/28 ...... 430 446,179
9,174,348
Florida — 4.7%
Central Florida Expressway Authority
Series 2019A , RB , 5.00% , 07/01/27 ..... 25 25,882
Series 2021 , RB , 5.00% , 07/01/27 ...... 665 690,544
Series 2024A , RB , 5.00% , 07/01/27 ..... 475 493,246
City of Gainesville Utilities System
Series 2017A , RB , 5.00% , 10/01/27 ..... 140 145,970
City of Jacksonville
Series 2020A , RB , 5.00% , 10/01/27 ..... 100 104,526
Series 2024 , RB , 5.00% , 10/01/27 ...... 200 209,052
City of Miami Beach
Series 2017 , RB , 5.00% , 09/01/27 ...... 270 280,629
City of Port St. Lucie Utility System, Series 2016,
RB, 5.00%, 09/01/27 .............. 980 999,228
City of Tallahassee, Series 2025, RB,
5.00%, 10/01/27
(b)
................ 90 94,056
County of Broward Water & Sewer Utility, Series
B, RB, 5.00%, 10/01/27 ............ 180 180,235
County of Miami-Dade
Series 2019A , RB , 5.00% , 04/01/27 ..... 25 25,814
Series 2020 , RB , 5.00% , 04/01/27 ...... 535 552,422
Series 2016A , GO , 5.00% , 07/01/27 ..... 1,100 1,142,435
Series 2018A , GO , 5.00% , 07/01/27 ..... 705 732,197
Series A , RB , 5.00% , 10/01/27 ......... 545 555,288
County of Miami-Dade Transit System, Series
2019, RB, 5.00%, 07/01/27 .......... 115 119,513
County of Miami-Dade Water & Sewer System
Series 2017B , RB , 5.00% , 10/01/27 ..... 760 793,963
Series 2021 , RB , 5.00% , 10/01/27 ...... 735 766,586
County of Seminole, Series 2025A, RB,
5.00%, 10/01/27
(b)
................ 85 88,718
Duval County Public Schools, Series 2025A,
COP, 5.00%, 07/01/27 ............. 125 129,801
Florida Department of Environmental Protection
Series 2016A , RB , 5.00% , 07/01/27 ..... 1,597 1,621,646
Series 2017A , RB , 5.00% , 07/01/27 ..... 409 424,812
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/27 . 1,345 1,368,777
Florida Municipal Power Agency, Series 2016A,
RB, 5.00%, 10/01/27 .............. 540 550,198
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/27 ......... 265 276,711

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Hillsborough County School Board
Series 2017B , COP , 5.00% , 07/01/27 .... USD 105 $ 108,669
Series 2020A , COP , 5.00% , 07/01/27 .... 470 486,421
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/27 ................. 550 575,103
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/27 ............. 150 153,825
Orange County School Board, Series 2017B,
COP, 5.00%, 08/01/27 ............. 335 347,843
Orlando Utilities Commission, Series 2020A, RB,
5.00%, 10/01/27 ................. 550 574,789
Palm Beach County School District
Series 2017A , COP , 5.00% , 08/01/27 .... 380 394,634
Series 2018A , COP , 5.00% , 08/01/27 .... 210 218,087
Series 2018B , COP , 5.00% , 08/01/27 .... 115 119,429
Series 2022B , COP , 5.00% , 08/01/27 .... 200 207,702
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/27 ................. 500 521,868
School Board of Miami-Dade County (The)
Series 2015D , COP , 5.00% , 02/01/27 .... 150 150,793
Series 2016 , GO , 5.00% , 03/15/27 ...... 330 332,678
Series 2017 , GO , 5.00% , 03/15/27 ...... 105 108,164
Series 2022A , GO , 5.00% , 03/15/27 ( BAM ) 160 165,039
Series 2025A , COP , 5.00% , 05/01/27 .... 800 826,003
School District of Broward County
Series 2016A , COP , 5.00% , 07/01/27 .... 115 116,611
Series 2019A , COP , 5.00% , 07/01/27 .... 705 729,516
Series 2021 , GO , 5.00% , 07/01/27 ...... 160 165,775
Series 2025A , COP , 5.00% , 07/01/27 ( AGC )
(b)
.......................... 300 311,076
Seminole County School District Sales Tax,
Series 2025, RB, 5.00%, 10/01/27 ...... 100 104,240
State of Florida
Series 2016B , GO , 5.00% , 06/01/27 ..... 380 384,833
Series 2016F , GO , 5.00% , 06/01/27 ..... 555 562,058
Series 2017C , GO , 5.00% , 06/01/27 ..... 230 238,684
Series 2018A , GO , 5.00% , 06/01/27 ..... 60 62,265
Series 2018C , GO , 5.00% , 06/01/27 ..... 215 223,118
Series 2019D , GO , 5.00% , 06/01/27 ..... 290 300,949
Series 2016A , GO , 5.00% , 07/01/27 ..... 175 177,608
Series 2018A , GO , 5.00% , 07/01/27 ..... 35 36,342
Series 2019A , GO , 5.00% , 07/01/27 ..... 480 498,398
Series 2021B , GO , 5.00% , 07/01/27 ..... 290 301,115
Series 2017A , GO , 5.00% , 07/01/28 ..... 285 296,342
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/27 ...... 175 181,708
Series 2019A , RB , 5.00% , 07/01/27 ..... 201 208,704
Series 2020 , RB , 5.00% , 07/01/27 ...... 640 664,530
Series 2021A , RB , 5.00% , 07/01/27 ..... 155 160,941
Series 2022 , RB , 5.00% , 07/01/27 ...... 285 295,924
State of Florida Department of Transportation
Turnpike System
Series 2016B , RB , 2.63% , 07/01/27 ..... 250 248,325
Series 2019A , RB , 5.00% , 07/01/27 ..... 340 353,144
Series 2021C , RB , 5.00% , 07/01/27 ..... 160 166,186
Series 2017A , RB , 5.00% , 07/01/29 ..... 215 223,765
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/27 ..... 673 683,075
Series 2016B , RB , 5.00% , 07/01/27 ..... 485 492,260
Series 2017A , RB , 5.00% , 07/01/27 ..... 683 710,538
26,561,326
Security
Par (000)
Par (000) Value
Georgia — 2.1%
Athens-Clarke County Unified Government,
Series 2020, GO, 5.00%, 12/01/27 ...... USD 50 $ 52,486
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/27 ................. 215 225,777
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/27 ..... 275 286,129
Series 2022A , RB , 5.00% , 07/01/27 ..... 140 145,666
City of Atlanta Water & Wastewater
Series 2018C , RB , 5.00% , 11/01/27 ..... 60 62,925
Series 2004 , RB , 5.75% , 11/01/27 ...... 100 106,326
Series 2018C , RB , 5.00% , 11/01/28 ..... 300 313,966
Series 2017A , RB , 5.00% , 11/01/29 ..... 125 130,952
Columbia County School District, Series 2020,
GO, 4.00%, 04/01/27 (SAW) ......... 225 229,200
County of Columbia, Series 2017, GO,
5.00%, 01/01/27 ................. 45 46,255
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/27 ...... 1,015 1,055,082
Series 2022 , RB , 5.00% , 07/01/27 ...... 115 119,541
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/27 .......... 855 887,012
Gwinnett County School District, Series 2022B,
GO, 5.00%, 08/01/27 .............. 125 130,293
Gwinnett County Water & Sewerage Authority
Series 2019 , RB , 5.00% , 08/01/27 ...... 230 239,738
Series 2020 , RB , 5.00% , 08/01/27 ...... 500 521,170
Main Street Natural Gas, Inc., Series 2024B, RB,
5.00%, 03/01/27 ................. 285 291,135
Metropolitan Atlanta Rapid Transit Authority
Series 2017D , RB , 4.00% , 07/01/27 ..... 755 772,679
Series 2015C , RB , 5.00% , 07/01/27 ..... 475 482,378
Series 2023B , RB , 5.00% , 07/01/27 ..... 115 119,570
Municipal Electric Authority of Georgia
Series 2020A , RB , 5.00% , 01/01/27 ..... 145 148,848
Series 2024A , RB , 5.00% , 01/01/27 ..... 55 56,459
Series 2020A , RB , 5.00% , 11/01/27 ..... 775 810,374
Richmond County Hospital Authority, Series
2016, RB, 5.00%, 01/01/27 .......... 150 152,002
State of Georgia
Series 2023C , GO , 4.00% , 01/01/27 ..... 115 116,906
Series 2016F , GO , 5.00% , 01/01/27 ..... 290 298,102
Series 2016A , GO , 5.00% , 02/01/27 ..... 150 150,847
Series 2017A-1 , GO , 5.00% , 02/01/27 .... 485 499,552
Series 2016F , GO , 5.00% , 07/01/27 ..... 480 493,050
Series 2018A , GO , 5.00% , 07/01/27 ..... 200 208,097
Series 2020A , GO , 5.00% , 08/01/27 ..... 615 641,200
Series 2016E , GO , 5.00% , 12/01/27 ..... 700 718,663
Series 2017A-2 , GO , 5.00% , 02/01/28 .... 300 309,232
Series 2016F , GO , 5.00% , 07/01/28 ..... 835 859,129
Series 2017A , GO , 5.00% , 02/01/29 ..... 175 180,343
11,861,084
Hawaii — 1.1%
City & County Honolulu Wastewater System,
Series B, RB, 5.00%, 07/01/27 ........ 510 517,264
City & County of Honolulu
Series 2020C , GO , 4.00% , 07/01/27 ..... 300 307,247
Series 2020F , GO , 5.00% , 07/01/27 ..... 360 374,515
Series 2025E , GO , 5.00% , 07/01/27
(b)
.... 500 520,160
Series 2019C , GO , 4.00% , 08/01/27 ..... 395 405,060
Series 2018A , GO , 5.00% , 09/01/27 ..... 175 182,797
Series D , GO , 5.00% , 09/01/27 ........ 495 517,053
Series C , GO , 5.00% , 10/01/27 ........ 125 130,837
Series 2022A , GO , 5.00% , 11/01/27 ..... 550 576,319

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hawaii (continued)
County of Hawaii
Series 2025 , GO , 5.00% , 09/01/27 ...... USD 500 $ 521,819
Series C , GO , 5.00% , 09/01/27 ........ 175 176,272
County of Maui, Series 2021, GO,
5.00%, 03/01/27 ................. 240 247,192
State of Hawaii
Series 2016FB , GO , 5.00% , 04/01/27 .... 210 211,973
Series FE , GO , 5.00% , 10/01/27 ....... 470 479,431
Series FH , GO , 5.00% , 10/01/27 ....... 300 306,020
Series FN , GO , 5.00% , 10/01/27 ....... 220 229,978
Series FK , GO , 5.00% , 05/01/28 ....... 260 269,183
State of Hawaii Airports System, Series 2018B,
RB, 5.00%, 07/01/27 .............. 200 207,629
University of Hawaii, Series 2017B, RB,
3.00%, 10/01/27 ................. 145 145,177
6,325,926
Idaho — 0.3%
Idaho Housing & Finance Association
Series 2017A , RB , 5.00% , 07/15/27 ..... 920 954,566
Series 2023A , RB , 5.00% , 08/15/27 ..... 160 166,861
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/27 .............. 500 518,721
1,640,148
Illinois — 4.9%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/27 (BAM) ..... 250 256,982
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/27 ..... 470 481,113
Series 2024F , RB , 5.00% , 01/01/27 ..... 1,000 1,023,644
Series C , RB , 5.00% , 01/01/27 ......... 165 168,901
Series F , RB , 5.25% , 01/01/27 ......... 170 174,501
Series A , RB , 5.00% , 01/01/28 ......... 445 456,548
Series D , RB , 5.25% , 01/01/28 ......... 345 354,932
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/27 ...... 225 230,733
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/27 . 500 522,342
City of Chicago Wastewater Transmission,
Series 1998A, RB, 0.00%, 01/01/27
(NPFGC)
(c)
.................... 50 48,075
City of Chicago Waterworks
Series 2004 , RB , 5.00% , 11/01/27 ...... 395 403,055
Series 2017 , RB , 5.00% , 11/01/27 ...... 495 514,860
Series 2024A , RB , 5.00% , 11/01/27 ..... 70 72,808
Series 2017 , RB , 5.00% , 11/01/28 ...... 120 124,750
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/27 (BAM) ............ 500 513,826
County of Cook
Series 2021B , GO , 4.00% , 11/15/27 ..... 435 445,259
Series 2018 , RB , 5.00% , 11/15/27 ...... 125 130,629
Du Page Cook & Will Counties Community
College District No. 502, Series 2019, GO,
3.00%, 01/01/29 ................. 600 600,808
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/27 .......... 250 261,342
Illinois Finance Authority
Series 2017 , RB , 5.00% , 01/01/27 ...... 565 580,065
Series 2020 , RB , 5.00% , 01/01/27 ...... 210 215,599
Series 2017 , RB , 5.00% , 07/01/27 ...... 580 595,769
Series 2020 , RB , 5.00% , 07/01/27 ...... 645 669,936
Series 2015 , RB , 3.00% , 12/01/27 ...... 260 260,027
Series 2017 , RB , 5.00% , 07/01/29 ...... 915 940,024
Security
Par (000)
Par (000) Value
Illinois (continued)
Illinois State Toll Highway Authority
Series 2016B , RB , 5.00% , 01/01/27 ..... USD 125 $ 126,817
Series 2018A , RB , 5.00% , 01/01/27 ..... 1,130 1,158,689
Series 2019B , RB , 5.00% , 01/01/27 ..... 1,330 1,363,767
Series 2019C , RB , 5.00% , 01/01/27 ..... 545 558,837
Lake County School District No. 112 North
Shore, Series 2019, GO, 5.00%, 06/01/27 . 110 113,989
Metropolitan Water Reclamation District of
Greater Chicago
Series 2024A , GO , 5.00% , 12/01/27 ..... 235 246,229
Series A , GO , 5.00% , 12/01/27 ........ 230 235,235
Series B , GO , 5.00% , 12/01/27 ........ 235 240,349
Regional Transportation Authority
Series 2017A , RB , 5.00% , 07/01/27 ..... 180 186,259
Series 2017A , RB , 5.00% , 07/01/28 ..... 130 134,265
Series 2017A , RB , 5.00% , 07/01/29 ..... 185 190,943
Sales Tax Securitization Corp.
Series 2017A , RB , 5.00% , 01/01/27 ..... 445 456,499
Series 2018C , RB , 5.00% , 01/01/27 ..... 290 297,494
Series 2020A , RB , 5.00% , 01/01/27 ..... 385 394,949
State of Illinois
Series 2016 , GO , 5.00% , 02/01/27 ...... 1,095 1,121,791
Series 2021A , GO , 5.00% , 03/01/27 ..... 925 949,764
Series 2021B , GO , 5.00% , 03/01/27 ..... 265 272,094
Series 2022A , GO , 5.00% , 03/01/27 ..... 375 384,990
Series 2022B , GO , 5.00% , 03/01/27 ..... 635 651,916
Series 2023C , GO , 5.00% , 05/01/27 ..... 725 746,769
Series 2024B , GO , 5.00% , 05/01/27 ..... 970 999,126
Series 2016 , GO , 5.00% , 06/01/27 ...... 220 222,586
Series 2023D , GO , 5.00% , 07/01/27 ..... 540 558,002
Series 2019B , GO , 5.00% , 09/01/27 ..... 785 814,609
Series 2018A , GO , 5.00% , 10/01/27 ..... 845 877,424
Series 2018B , GO , 5.00% , 10/01/27 ..... 325 337,471
Series 2017D , GO , 5.00% , 11/01/27 ..... 1,785 1,856,522
Series 2021A , GO , 5.00% , 12/01/27 ..... 405 421,957
Series 2017D , GO , 5.00% , 11/01/28 ..... 1,010 1,049,597
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/27 ..... 35 35,548
Series 2018A , RB , 5.00% , 06/15/27 ( BAM ) 300 310,112
Series 2021C , RB , 5.00% , 06/15/27 ..... 435 448,617
Series 2002-1 , RB , 6.00% , 06/15/27
( NPFGC ) .................... 75 78,668
27,888,412
Indiana — 1.1%
City of Indianapolis Department of Public
Utilities Gas Utility, Series 2017A, RB,
5.00%, 08/15/27 ................. 190 197,624
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/27 ................. 245 255,575
Indiana Finance Authority
Series 2018A , RB , 5.00% , 02/01/27 ..... 325 334,751
Series 2019A , RB , 5.00% , 02/01/27 ..... 380 391,402
Series 2019E , RB , 5.00% , 02/01/27 ..... 120 123,601
Series 2021B , RB , 5.00% , 02/01/27 ..... 370 381,102
Series 2025C , RB , 5.00% , 02/01/27 ..... 100 103,000
Series E , RB , 5.00% , 02/01/27 ......... 160 162,637
Series 2016C , RB , 5.00% , 06/01/27 ..... 705 722,003
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,270 1,326,876
Series 2021-2 , RB , 5.00% , 10/01/27 ..... 290 302,987
Indiana Municipal Power Agency, Series 2025A,
RB, 5.00%, 01/01/27 .............. 750 770,519
Indiana University
Series Z-1 , RB , 4.00% , 08/01/27 ....... 530 541,937

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Series Y , RB , 5.00% , 08/01/29 ......... USD 230 $ 238,663
Indianapolis Local Public Improvement Bond
Bank
Series 2017C , RB , 5.00% , 01/01/27 ..... 135 138,592
Series 1999E , RB , 0.00% , 02/01/27 ( AMBAC )
(c)
.......................... 30 28,802
Series 2017A , RB , 5.00% , 01/15/29 ..... 375 385,863
6,405,934
Iowa — 0.5%
City of Des Moines
Series 2019A , GO , 5.00% , 06/01/27 ..... 180 186,640
Series 2020A , GO , 5.00% , 06/01/27 ..... 200 207,378
Series 2020D , GO , 5.00% , 06/01/27 ..... 185 191,825
Series 2023A , GO , 6.00% , 06/01/27 ..... 520 547,169
County of Polk, Series 2019, GO,
4.00%, 06/01/27 ................. 200 200,160
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/27 ...... 305 317,515
Series 2021A , RB , 5.00% , 08/01/27 ..... 100 104,103
State of Iowa
Series 2016A , RB , 5.00% , 06/01/27 ..... 130 131,623
Series 2016 , RB , 5.00% , 06/15/27 ...... 750 760,002
State of Iowa Board of Regents, Series 2021A,
RB, 5.00%, 09/01/27 .............. 300 312,266
2,958,681
Kansas — 0.3%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/27 ................. 305 318,059
Kansas Development Finance Authority, Series
2021A, RB, 5.00%, 05/01/27 ......... 50 51,658
Sedgwick County Unified School District No. 266
Maize, Series 2019A, GO, 4.00%, 09/01/27 70 71,579
State of Kansas Department of Transportation
Series 2017A , RB , 5.00% , 09/01/27 ..... 200 208,764
Series 2024A , RB , 5.00% , 09/01/27 ..... 350 365,337
Series 2018A , RB , 5.00% , 09/01/28 ..... 625 651,191
Series 2018A , RB , 5.00% , 09/01/29 ..... 145 151,123
1,817,711
Kentucky — 0.5%
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/27 ......... 500 515,615
Series B , RB , 5.00% , 05/01/27 ......... 200 206,635
Series A , RB , 5.00% , 09/01/27
(b)
........ 355 369,304
Series A , RB , 5.00% , 10/01/27 ......... 70 73,002
Series 2024B , RB , 5.00% , 11/01/27 ..... 505 528,161
Series B , RB , 5.00% , 11/01/27 ( SAP ) .... 400 409,028
Kentucky Turnpike Authority
Series 2016A , RB , 5.00% , 07/01/27 ..... 115 116,600
Series B , RB , 5.00% , 07/01/27 ......... 365 378,507
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 150 155,075
2,751,927
Louisiana — 0.9%
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/27 ..... 615 634,244
Series 2021A , GO , 5.00% , 03/01/27 ..... 300 309,387
Series 2017A , GO , 5.00% , 04/01/27 ..... 305 314,954
Series 2016B , GO , 5.00% , 08/01/27 ..... 380 386,391
Series 2016A , GO , 5.00% , 09/01/27 ..... 240 244,441
Series 2019A , RB , 5.00% , 09/01/27 ..... 400 417,090
Security
Par (000)
Par (000) Value
Louisiana (continued)
Series 2021 , RB , 5.00% , 09/01/27 ...... USD 765 $ 797,685
Series 2023 , RB , 5.00% , 09/01/27 ...... 180 187,691
Series 2017-B , GO , 5.00% , 10/01/27 .... 570 595,636
Series 2024C , GO , 5.00% , 12/01/27 ..... 500 524,555
Series 2017A , GO , 5.00% , 04/01/28 ..... 220 227,169
Series 2017-B , GO , 5.00% , 10/01/29 .... 190 198,145
State of Louisiana Gasoline & Fuels Tax, Series
B, RB, 5.00%, 05/01/27 ............ 280 289,705
5,127,093
Maine — 0.7%
Maine Governmental Facilities Authority
Series 2025A , RB , 5.00% , 10/01/27 ..... 205 213,829
Series A , RB , 5.00% , 10/01/27 ......... 100 102,016
Maine Municipal Bond Bank
Series 2020A , RB , 5.00% , 09/01/27 ..... 315 328,057
Series 2017A , RB , 5.00% , 11/01/27 ..... 295 301,453
Series 2018A , RB , 5.00% , 11/01/27 ..... 140 146,504
Series 2018B , RB , 5.00% , 11/01/27 ..... 355 371,493
Series 2019A , RB , 5.00% , 11/01/27 ..... 110 115,110
Series C , RB , 5.00% , 11/01/27 ......... 540 565,088
Maine State Housing Authority
Series 2019A , RB , 2.70% , 11/15/27 ..... 260 256,803
Series 2022F , RB , 3.40% , 11/15/27 ...... 125 126,273
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/27 ................. 155 161,069
State of Maine
Series 2018D , GO , 5.00% , 06/01/27 ..... 710 737,143
Series 2019B , GO , 5.00% , 06/01/27 ..... 230 238,793
Series 2021B , GO , 5.00% , 06/01/27 ..... 265 275,131
3,938,762
Maryland — 2.7%
City of Baltimore, Series 2017A, GO,
5.00%, 10/15/27 ................. 120 125,572
County of Anne Arundel
Series 2021 , GO , 5.00% , 04/01/27 ...... 250 258,247
Series 2022 , GO , 5.00% , 04/01/27 ...... 200 206,598
Series 2017 , GO , 3.00% , 10/01/27 ...... 100 99,893
Series 2020 , GO , 5.00% , 10/01/27 ...... 235 245,636
Series 2018 , GO , 5.00% , 10/01/28 ...... 315 329,044
County of Baltimore
Series 2016 , GO , 5.00% , 02/01/27 ...... 165 165,929
Series 2019 , GO , 5.00% , 03/01/27 ...... 270 278,610
Series 2020 , GO , 5.00% , 08/01/27 ...... 250 260,585
County of Charles, Series 2019, GO,
5.00%, 10/01/27 ................. 200 209,320
County of Howard
Series 2017A , GO , 5.00% , 02/15/27 ..... 190 195,850
Series 2017C , GO , 5.00% , 02/15/27 ..... 120 123,695
Series 2017E , GO , 5.00% , 02/15/27 ..... 650 670,012
Series 2017B , GO , 5.00% , 02/15/28 ..... 460 473,755
Series 2017B , GO , 5.00% , 02/15/30 ..... 160 164,661
County of Montgomery
Series 2021A , GO , 5.00% , 08/01/27 ..... 310 322,801
Series 2017C , GO , 5.00% , 10/01/27 ..... 150 156,818
Series 2017D , GO , 4.00% , 11/01/27 ..... 115 118,269
Series 2020B , GO , 4.00% , 11/01/27 ..... 455 467,932
Series 2017A , GO , 5.00% , 11/01/27 ..... 195 204,506
Series 2017C , GO , 5.00% , 10/01/28 ..... 155 161,911
Series 2017D , GO , 4.00% , 11/01/28 ..... 165 169,138
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/27 ..... 525 546,283
Series 2019A , GO , 5.00% , 07/15/27 ..... 440 457,837
Series 2017A , GO , 3.00% , 09/15/27 ..... 50 50,233

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2020B , GO , 5.00% , 09/15/27 ..... USD 525 $ 548,475
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/27 500 517,668
State of Maryland
Series 2017 , GO , 5.00% , 03/15/27 ...... 410 423,557
Series 2018A , GO , 5.00% , 03/15/27 ..... 60 61,984
Series 2022A , GO , 5.00% , 06/01/27 ..... 75 77,879
Series 2017A , GO , 5.00% , 08/01/27 ..... 560 583,857
Series 2018-2B , GO , 5.00% , 08/01/27 .... 190 198,094
Series 2020-2B , GO , 5.00% , 08/01/27 .... 970 1,011,324
Series 2A , GO , 5.00% , 08/01/27 ....... 305 317,994
Series 2017 , GO , 5.00% , 03/15/28 ...... 570 588,080
Series 2017A , GO , 5.00% , 08/01/28 ..... 150 156,075
Series 2017A , GO , 5.00% , 08/01/29 ..... 480 498,838
State of Maryland Department of Transportation
Series 2016 , RB , 4.00% , 09/01/27 ...... 85 87,293
Series 2017 , RB , 5.00% , 09/01/27 ...... 480 501,473
Series 2018 , RB , 5.00% , 10/01/27 ...... 300 306,347
Series 2019 , RB , 5.00% , 10/01/27 ...... 475 497,270
Series 2021A , RB , 5.00% , 10/01/27 ..... 725 758,991
Series 2018 , RB , 5.00% , 12/01/27 ...... 110 112,632
Series 2021B , RB , 5.00% , 12/01/27 ..... 250 262,521
Series 2022A , RB , 5.00% , 12/01/27 ..... 165 173,264
Series 2017 , RB , 5.00% , 09/01/28 ...... 345 360,014
Series 2019 , RB , 5.00% , 10/01/28 ...... 205 214,331
Washington Suburban Sanitary Commission
Series 2017 , RB , 3.00% , 06/01/27 ( GTD ) . 225 226,008
Series 2019 , RB , 5.00% , 06/01/27 ( GTD ) . 225 233,548
Series 2017 , RB , 5.00% , 06/15/28 ( GTD ) . 115 119,335
15,299,987
Massachusetts — 1.9%
City of Boston
Series 2017A , GO , 5.00% , 04/01/27 ..... 525 543,059
Series 2018A , GO , 5.00% , 05/01/27 ..... 95 98,470
Series 2020A , GO , 5.00% , 11/01/27 ..... 115 121,066
City of Waltham, GO, 5.00%, 10/15/27 ..... 100 104,975
Commonwealth of Massachusetts
Series 2019A , GO , 5.00% , 01/01/27 ..... 440 451,987
Series 2019C , GO , 5.00% , 05/01/27 ..... 455 471,110
Series 2019F , GO , 5.00% , 05/01/27 ..... 145 150,134
Series 2016B , GO , 5.00% , 07/01/27 ..... 315 327,439
Series 2017D , GO , 5.00% , 07/01/27 ..... 790 821,197
Series 2020D , GO , 5.00% , 07/01/27 ..... 610 634,089
Series 2018C , GO , 5.00% , 09/01/27 ..... 855 892,311
Series 2019G , GO , 5.00% , 09/01/27 ..... 400 417,455
Series 2017E , GO , 5.00% , 11/01/27 ..... 710 744,682
Series 2020E , GO , 5.00% , 11/01/27 ..... 105 110,129
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
Series 2017A , RB , 5.00% , 06/15/27 ..... 405 410,376
Series 2019A , RB , 5.00% , 06/15/27 ..... 585 592,766
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/27 ..... 555 577,470
Series 2017A-2 , RB , 5.00% , 07/01/28 .... 155 161,266
Massachusetts Clean Water Trust (The)
Series 19 , RB , 5.00% , 02/01/27 ........ 160 160,903
Series 2025 , RB , 5.00% , 02/01/27 ...... 285 293,658
Series 23B , RB , 5.00% , 02/01/27 ....... 720 741,872
Series 2006 , RB , 5.25% , 08/01/27 ...... 25 26,171
Massachusetts Development Finance Agency
Series 2017 , RB , 5.00% , 04/01/27 ...... 110 113,588
Series 2016Q , RB , 5.00% , 07/01/27 ..... 400 405,800
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts School Building Authority, Series
2025B, RB, 5.00%, 02/15/27 ......... USD 470 $ 484,139
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/27 ..... 400 411,176
Series 2019A , RB , 5.00% , 01/01/27 ..... 260 267,264
Massachusetts Water Resources Authority,
Series B, RB, 5.00%, 08/01/29 ........ 135 140,582
University of Massachusetts Building Authority,
Series 2021-1, RB, 5.00%, 11/01/27 ..... 65 68,174
10,743,308
Michigan — 1.9%
Great Lakes Water Authority Water Supply
System
Series 2018A , RB , 5.00% , 07/01/27 ..... 245 254,046
Series 2025A , RB , 5.00% , 07/01/27 ..... 150 155,762
Series C , RB , 5.00% , 07/01/27 ......... 520 527,801
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/27 (BAM) ............. 160 167,195
Michigan Finance Authority
Series 2016 , RB , 5.00% , 11/15/27 ...... 1,000 1,021,891
Series 2017A-MI , RB , 5.00% , 12/01/27 ... 1,445 1,510,910
Series 2017MI , RB , 5.00% , 12/01/27 .... 250 258,870
Series 2017MI , RB , 5.00% , 12/01/28 .... 305 315,732
Michigan State Building Authority
Series 2019I , RB , 5.00% , 04/15/27 ...... 70 72,300
Series 2020I , RB , 5.00% , 10/15/27 ...... 670 700,263
Michigan State Housing Development Authority
Series 2023A , RB , 3.75% , 04/01/27 ..... 335 335,016
Series 2023A , RB , 3.05% , 06/01/27 ..... 120 120,062
Series B , RB , 2.60% , 12/01/27 ......... 100 98,686
Michigan State University, Series 2023A, RB,
5.00%, 02/15/27 ................. 310 319,560
State of Michigan
Series 2016 , RB , 5.00% , 03/15/27 ...... 2,595 2,674,786
Series 2017A , GO , 5.00% , 05/01/27 ..... 410 424,823
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/27 ..... 815 855,584
Series 2021B , RB , 5.00% , 11/15/27 ..... 65 68,237
University of Michigan, Series 2020A, RB,
5.00%, 04/01/27 ................. 350 361,713
Wayne County Airport Authority
Series 2023C , RB , 5.00% , 12/01/27 ..... 75 78,548
Series G , RB , 5.00% , 12/01/27 ........ 200 200,364
10,522,149
Minnesota — 2.3%
City of Minneapolis
Series 2017A , RB , 5.00% , 11/15/27 ..... 925 952,311
Series 2022 , GO , 5.00% , 12/01/27 ...... 170 178,444
Series 2017A , RB , 5.00% , 11/15/28 ..... 295 303,706
County of Hennepin
Series 2018A , GO , 5.00% , 12/01/27 ..... 470 493,735
Series 2018A , GO , 5.00% , 12/01/28 ..... 200 210,223
Metropolitan Council
Series 2018D , GO , 3.00% , 03/01/27 ..... 200 200,019
Series 2019A , GO , 4.00% , 03/01/27 ..... 350 351,297
Series 2017C , GO , 5.00% , 03/01/27 ..... 130 134,042
Series 2018C , GO , 5.00% , 03/01/27 ..... 200 206,218
Series 2020E , GO , 5.00% , 12/01/27 ..... 205 214,927
Minneapolis-St. Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/27 ......... 525 539,601
Series 2016C , RB , 5.00% , 01/01/28 ..... 165 169,263

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Minnesota Municipal Gas Agency, Series 2022A,
RB, VRDN (Royal Bank of Canada LIQ),
4.00%, 12/01/27
(a)
................ USD 575 $ 584,255
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A , RB , 5.00% , 03/01/27 ..... 635 639,939
Series 2023A , RB , 5.00% , 03/01/27 ..... 1,015 1,046,760
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/27 ..... 320 330,098
Series 2015D , GO , 5.00% , 08/01/27 ..... 595 595,104
Series 2016D , GO , 5.00% , 08/01/27 ..... 265 269,654
Series 2019A , GO , 5.00% , 08/01/27 ..... 585 609,616
Series 2019B , GO , 5.00% , 08/01/27 ..... 170 177,153
Series 2020A , GO , 5.00% , 08/01/27 ..... 645 672,141
Series 2023D , GO , 5.00% , 08/01/27 ..... 100 104,208
Series 2021A , GO , 5.00% , 09/01/27 ..... 1,300 1,357,442
Series 2017D , GO , 5.00% , 10/01/27 ..... 425 444,682
Series 2017E , GO , 5.00% , 10/01/27 ..... 100 104,631
Series 2017A , GO , 5.00% , 10/01/28 ..... 460 481,737
Series 2017B , GO , 5.00% , 10/01/28 ..... 100 104,706
Series 2017D , GO , 5.00% , 10/01/28 ..... 210 219,923
University of Minnesota
Series 2016A , RB , 5.00% , 04/01/27 ..... 25 25,242
Series 2017A , RB , 5.00% , 09/01/27 ..... 225 234,609
Series 2017B , RB , 5.00% , 12/01/27 ..... 415 435,226
Series 2017B , RB , 5.00% , 12/01/28 ..... 185 193,788
Series 2017B , RB , 5.00% , 12/01/29 ..... 215 224,971
12,809,671
Mississippi — 0.5%
State of Mississippi
Series 2020B , GO , 5.00% , 09/01/27 ..... 165 172,351
Series 2017A , GO , 5.00% , 10/01/27 ..... 175 183,171
Series 2016B , GO , 5.00% , 12/01/27 ..... 155 158,715
Series 2017A , GO , 5.00% , 10/01/28 ..... 655 684,740
Series 2017A , GO , 5.00% , 10/01/32 ..... 445 465,082
Series 2017A , GO , 5.00% , 10/01/34 ..... 1,000 1,045,127
2,709,186
Missouri — 0.7%
Health & Educational Facilities Authority of
the State of Missouri, Series 2025B, RB,
5.00%, 11/15/27
(b)
................ 335 348,627
Metropolitan St. Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/27 ..... 125 129,379
Series 2020B , RB , 5.00% , 05/01/27 ..... 355 367,437
Series 2017A , RB , 5.00% , 05/01/28 ..... 395 408,555
Missouri Joint Municipal Electric Utility
Commission
Series 2024 , RB , 5.00% , 01/01/27 ...... 135 138,365
Series 2017 , RB , 5.00% , 12/01/27 ...... 145 151,659
Series 2025 , RB , 5.00% , 12/01/27 ...... 380 397,058
Missouri State Board of Public Buildings
Series 2018A , RB , 5.00% , 04/01/27 ..... 345 348,029
Series 2020B , RB , 5.00% , 10/01/27 ..... 1,055 1,100,639
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 01/01/27 .............. 345 345,366
3,735,114
Montana — 0.0%
State of Montana, Series 2020C, GO,
5.00%, 08/01/27 ................. 235 244,512
Security
Par (000)
Par (000) Value
Nebraska — 0.7%
City of Lincoln Electric System
Series 2016 , RB , 5.00% , 09/01/27 ...... USD 345 $ 355,659
Series 2020A , RB , 5.00% , 09/01/27 ..... 510 531,558
City of Omaha
Series 2021 , GO , 5.00% , 04/15/27 ...... 150 155,048
Series 2024 , GO , 5.00% , 04/15/27 ...... 90 93,029
Series B , GO , 5.00% , 04/15/27 ........ 220 227,404
Nebraska Public Power District
Series 2016A , RB , 5.00% , 01/01/27 ..... 280 280,944
Series 2021A , RB , 5.00% , 01/01/27 ..... 75 77,043
Series B , RB , 5.00% , 01/01/27 ......... 100 102,724
Series C , RB , 5.00% , 01/01/27 ......... 185 185,624
Series B , RB , 5.00% , 01/01/28 ......... 70 71,966
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/27 ..... 1,460 1,468,223
Series 2017A , RB , 5.00% , 02/01/30 ..... 165 172,122
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/27 .............. 135 138,513
University of Nebraska Facilities Corp. (The),
Series 2017A, RB, 5.00%, 07/15/27 ..... 360 374,252
4,234,109
Nevada — 2.2%
Clark County School District
Series 2015C , GO , 5.00% , 06/15/27 ..... 1,280 1,283,140
Series 2015D , GO , 5.00% , 06/15/27 ..... 295 295,698
Series 2016B , GO , 5.00% , 06/15/27 ..... 600 613,672
Series 2017A , GO , 5.00% , 06/15/27 ..... 215 222,770
Series 2018A , GO , 5.00% , 06/15/27 ..... 175 181,325
Series 2019B , GO , 5.00% , 06/15/27 ( AGM ) 205 212,607
Series 2023A , GO , 5.00% , 06/15/27 ..... 140 145,060
County of Clark
Series 2017 , GO , 5.00% , 06/01/27 ...... 140 145,242
Series 2015A , GO , 5.00% , 07/01/27 ..... 500 500,948
Series 2015C , RB , 5.00% , 07/01/27 ..... 350 363,351
Series 2016 , RB , 5.00% , 07/01/27 ...... 370 384,304
Series 2016B , RB , 5.00% , 07/01/27 ..... 280 291,057
Series 2017 , RB , 5.00% , 07/01/27 ...... 455 472,968
Series 2019E , RB , 5.00% , 07/01/27 ..... 900 934,332
Series 2020C , RB , 5.00% , 07/01/27 ..... 250 259,872
Series 2016B , GO , 5.00% , 11/01/27 ..... 650 664,284
Series 2019 , GO , 5.00% , 11/01/27 ...... 850 890,674
Series 2019A , GO , 5.00% , 12/01/27 ..... 140 146,960
County of Clark Department of Aviation, Series
2024A, RB, 5.00%, 07/01/27 ......... 1,000 1,038,147
County of Washoe
Series 2018 , RB , 5.00% , 02/01/27 ...... 35 35,959
Series 2019 , RB , 5.00% , 02/01/27 ...... 215 220,890
Las Vegas Convention & Visitors Authority,
Series 2023A, RB, 5.00%, 07/01/27 ..... 250 259,251
Las Vegas Valley Water District
Series 2018A , GO , 5.00% , 06/01/27 ..... 120 120,203
Series 2020C , GO , 5.00% , 06/01/27 ..... 140 145,308
Series A , GO , 5.00% , 06/01/27 ........ 355 355,601
Series 2017A , GO , 5.00% , 02/01/29 ..... 85 87,502
State of Nevada
Series 2019A , GO , 5.00% , 05/01/27 ..... 285 295,091
Series 2019E , GO , 5.00% , 08/01/27 ..... 210 218,727
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/27 ...... 850 860,717
Series 2018 , RB , 5.00% , 12/01/27 ...... 100 104,971
Washoe County School District
Series 2017B , GO , 5.00% , 04/01/27 ..... 160 165,222
Series 2015A , GO , 5.00% , 06/01/27 ..... 125 125,206
Series 2018 , GO , 5.00% , 10/01/27 ( BAM ) . 50 52,287

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2019B , GO , 5.00% , 10/01/27 ..... USD 170 $ 177,613
12,270,959
New Hampshire — 0.4%
City of Nashua, GO, 5.00%, 11/01/27 ...... 70 73,273
New Hampshire Municipal Bond Bank
Series 2021B , RB , 5.00% , 02/15/27 ( ST
INTERCEPT ) .................. 55 56,633
Series 2016D , RB , 4.00% , 08/15/27 ..... 230 232,128
Series 2017B , RB , 5.00% , 08/15/27 ( ST
INTERCEPT ) .................. 105 109,391
Series 2021C , RB , 5.00% , 08/15/27 ..... 435 453,190
Series 2023B , RB , 5.00% , 08/15/27 ..... 220 229,199
New Hampshire State Turnpike System, Series
2019, RB, 5.00%, 11/01/27 .......... 295 308,823
State of New Hampshire
Series 2017B , GO , 5.00% , 12/01/27 ..... 115 120,906
Series 2020A , GO , 5.00% , 12/01/27 ..... 255 268,095
Series 2020D , GO , 5.00% , 12/01/27 ..... 215 226,041
2,077,679
New Jersey — 2.7%
County of Essex, Series 2021B, GO,
4.00%, 08/15/27 (SCH BD RES FD) ..... 120 123,120
County of Union, Series B, GO, 2.00%, 03/01/27 750 740,439
New Jersey Economic Development Authority
Series 2018A , RB , 5.00% , 06/15/27 ..... 100 103,566
Series 2018FFF , RB , 5.00% , 06/15/27 .... 580 600,682
Series 2021QQQ , RB , 5.00% , 06/15/27 ... 690 714,604
Series XX , RB , 5.25% , 06/15/27 ........ 120 120,124
Series AAA , RB , 5.50% , 06/15/27 ....... 225 230,853
Series A , RB , 4.00% , 11/01/27 ......... 1,285 1,317,358
Series 2022A , RB , 5.00% , 11/01/27 ..... 165 172,338
Series A , RB , 5.00% , 11/01/27 ......... 1,460 1,524,931
Series B , RB , 5.00% , 11/01/27 ......... 145 151,449
New Jersey Educational Facilities Authority
Series 2022A , RB , 5.00% , 03/01/27 ..... 540 556,890
Series 2017I , RB , 5.00% , 07/01/27 ...... 285 296,250
New Jersey Infrastructure Bank, Series 2017A-
R1, RB, 4.00%, 09/01/27 (GTD) ....... 150 151,742
New Jersey Transportation Trust Fund Authority
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 585 592,478
Series 2021A , RB , 5.00% , 06/15/27 ..... 2,040 2,112,744
Series 2022AA , RB , 5.00% , 06/15/27 .... 1,185 1,227,255
Series 2023AA , RB , 5.00% , 06/15/27 .... 45 46,605
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/27 ..... 100 102,689
Series 2017E , RB , 5.00% , 01/01/27 ..... 400 410,758
Series 2005A , RB , 5.25% , 01/01/27 ..... 725 746,894
Series 2017A , RB , 5.00% , 01/01/29 ..... 210 215,469
Series 2017A , RB , 5.00% , 01/01/30 ..... 340 348,800
State of New Jersey
GO , 5.00% , 06/01/27 ............... 230 238,358
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,055 2,129,677
GO , 5.00% , 06/01/28 ............... 285 295,395
15,271,468
New Mexico — 0.9%
County of Santa Fe, Series 2017, RB,
3.00%, 06/01/27 ................. 250 250,521
New Mexico Finance Authority
Series 2016C , RB , 4.00% , 06/01/27 ..... 100 100,674
Series 2017A , RB , 5.00% , 06/01/27 ..... 60 62,143
Series 2018A , RB , 5.00% , 06/01/27 ..... 315 326,249
Series 2020B , RB , 5.00% , 06/01/27 ..... 230 238,213
Security
Par (000)
Par (000) Value
New Mexico (continued)
Series 2021C , RB , 5.00% , 06/01/27 ..... USD 350 $ 362,498
Series 2018A , RB , 5.00% , 06/15/27 ..... 305 316,958
Series 2024A , RB , 5.00% , 06/15/27 ..... 1,000 1,037,753
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/27 ...... 235 242,197
Series A , GO , 5.00% , 03/01/27 ........ 380 391,638
State of New Mexico Severance Tax Permanent
Fund
Series 2018A , RB , 5.00% , 07/01/27 ..... 685 711,482
Series 2020A , RB , 5.00% , 07/01/27 ..... 745 773,802
Series 2022B , RB , 5.00% , 07/01/27 ..... 310 321,985
5,136,113
New York — 8.8%
City of New York
Series 2018F-1 , GO , 5.00% , 04/01/27 .... 150 155,107
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 130,303
Series A-2 , GO , 5.00% , 08/01/27 ....... 185 192,849
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 635 661,941
Series 2023C , GO , 5.00% , 08/01/27 ..... 1,110 1,157,094
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 210 218,910
Series 2021C , GO , 5.00% , 08/01/27 ..... 560 583,759
Series C , GO , 5.00% , 08/01/27 ........ 675 690,208
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 200 208,485
Series 2019E , GO , 5.00% , 08/01/27 ..... 255 265,819
Series 2018A , GO , 5.00% , 08/01/27 ..... 1,320 1,376,004
Series 2018-1 , GO , 5.00% , 08/01/27 ..... 575 599,396
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/27 ................ 90 91,540
Series 2020C-1 , GO , 5.00% , 08/01/27 ... 330 344,001
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/27 ................ 150 156,683
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 440 461,055
Series 2018A , GO , 5.00% , 08/01/28 ..... 495 514,745
Series C , GO , 5.00% , 08/01/28 ........ 770 792,045
Series 2018-1 , GO , 5.00% , 08/01/29 ..... 300 311,956
County of Nassau, Series 2018B, GO,
5.00%, 07/01/27 ................. 400 417,093
County of Suffolk, Series 2017B, GO,
3.00%, 08/01/27 ................. 125 125,031
Empire State Development Corp.
Series 2017A , RB , 5.00% , 03/15/27 ..... 100 103,354
Series 2020C , RB , 5.00% , 03/15/27 ..... 1,090 1,125,595
Series 2021A , RB , 5.00% , 03/15/27 ..... 235 242,662
Series 2017A , RB , 5.00% , 03/15/28 ..... 710 733,810
Series 2017A , RB , 5.00% , 03/15/29 ..... 355 366,905
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/27 ..... 445 460,304
Series 2017A , RB , 5.00% , 02/15/29 ..... 245 252,378
Long Island Power Authority
Series 2019A , RB , 5.00% , 09/01/27 ..... 310 323,783
Series 2023F , RB , 5.00% , 09/01/27 ..... 250 261,115
Metropolitan Transportation Authority
Series 2017C-2 , RB , 0.00% , 11/15/27
(c)
... 475 446,438
Series 2016D , RB , 5.00% , 11/15/27 ..... 305 311,514
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 385 402,275
Series 2017D , RB , 5.00% , 11/15/27 ..... 100 104,487
Series 2020E , RB , 5.00% , 11/15/27 ..... 1,500 1,567,305
Series 2025B , RB , 5.00% , 11/15/27 ..... 250 261,217
Series A-1 , RB , 5.00% , 11/15/27 ....... 170 171,886
Series A-2 , RB , 5.00% , 11/15/27 ....... 50 51,068
Series C-1 , RB , 5.00% , 11/15/27 ....... 330 330,232
Series A-2 , RB , 5.00% , 11/15/29 ....... 250 257,212

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2024A , 5.00% , 11/15/27 ........ USD 100 $ 104,953
Series B-1 , RB , 5.00% , 11/15/27 ....... 100 102,362
Series B-2 , RB , 5.00% , 11/15/27 ....... 305 315,443
New York City Municipal Water Finance Authority
Series 2020AA , RB , 5.00% , 06/15/27 .... 830 863,213
Series 2020DD-2 , RB , 5.00% , 06/15/27 ... 1,385 1,388,608
Series 2021, Sub-Series CC-2 , RB ,
5.00% , 06/15/27 ................ 200 200,521
Series 2022BB-2 , RB , 5.00% , 06/15/27 ... 835 837,175
Series 2022CC-2 , RB , 5.00% , 06/15/27 ... 960 962,501
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ...................... 150 155,763
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ...................... 520 539,977
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 260 269,989
Series S-1 , RB , 5.00% , 07/15/28 ( SAW ) .. 340 352,821
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 380 394,391
New York City Transitional Finance Authority
Future Tax Secured
Series 2023F, Sub-Series F-1 , RB ,
5.00% , 02/01/27 ................ 275 283,046
Series 2017A-1 , RB , 4.00% , 05/01/27 .... 200 200,994
Series 2017F-1 , RB , 4.00% , 05/01/27 .... 65 66,354
Series 2020C, Sub-Series  C-1 , RB ,
5.00% , 05/01/27 ................ 35 36,238
Series 2020C, Sub-Series C-1 , RB ,
5.00% , 05/01/27 ................ 65 67,301
Series 2024B , RB , 5.00% , 05/01/27 ..... 125 129,426
Series 2018B-1 , RB , 5.00% , 08/01/27 .... 270 281,361
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/27 ................ 435 453,075
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,345 1,408,290
Series 2021F-1 , RB , 5.00% , 11/01/27 .... 685 717,233
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 130 136,117
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 1,000 1,047,056
Series C , RB , 5.00% , 11/01/27 ......... 335 346,038
Series 2018B-1 , RB , 5.00% , 08/01/28 .... 190 197,185
Series 2018B-1 , RB , 5.00% , 08/01/29 .... 400 415,202
Series C , RB , 5.00% , 11/01/29 ......... 395 407,942
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/27 ................. 505 531,794
New York State Dormitory Authority
Series 2016A , RB , 5.00% , 02/15/27 ..... 140 142,583
Series 2016D , RB , 5.00% , 02/15/27 ..... 340 346,274
Series 2017A , RB , 5.00% , 02/15/27 ..... 95 97,936
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 440 453,597
Series 2025C , RB , 5.00% , 03/15/27 ..... 125 129,082
Series 2018A , RB , 5.00% , 03/15/27 ..... 405 417,836
Series 2018E , RB , 5.00% , 03/15/27 ..... 515 530,865
Series 2019A , RB , 5.00% , 03/15/27 ..... 720 743,752
Series 2022A , RB , 5.00% , 03/15/27 ..... 275 283,944
Series 20171 , RB , 5.00% , 07/01/27 ..... 465 483,587
Series 2017A , RB , 5.00% , 07/01/27 ..... 290 301,211
Series 2025B , RB , 5.00% , 07/01/27 ..... 160 166,584
Series B , RB , 5.00% , 10/01/27 ......... 690 709,404
Series 2025A , RB , 5.00% , 10/01/27 ( AGC )
(b)
250 261,769
Series G , RB , 5.00% , 10/01/27 ( SAW ) ... 100 102,098
Series 2017B-2 , RB , 5.00% , 02/15/28 .... 235 245,222
Series 2017A , RB , 5.00% , 03/15/28 ..... 220 226,777
Series B , RB , 5.00% , 10/01/28 ......... 100 103,499
Series 2017A , RB , 5.00% , 02/15/29 ..... 595 613,387
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A , RB , 5.00% , 02/15/30 ..... USD 535 $ 550,135
New York State Environmental Facilities Corp.
Series 2016A , RB , 5.00% , 06/15/27 ..... 150 152,176
Series 2019B , RB , 5.00% , 06/15/27 ..... 105 109,202
Series 2021A , RB , 5.00% , 06/15/27 ..... 370 384,806
Series 2022A , RB , 5.00% , 06/15/27 ..... 95 98,801
Series 2020B , RB , 5.00% , 10/15/27 ..... 150 157,418
Series 2017A , RB , 5.00% , 06/15/29 ..... 905 939,386
New York State Housing Finance Agency,
Series 2022D-2, RB, VRDN, 3.10%, 11/01/27
(SONYMA)
(a)
................... 1,725 1,723,945
New York State Thruway Authority
Series L , RB , 5.00% , 01/01/27 ......... 155 159,169
Series P , RB , 5.00% , 01/01/27 ......... 500 513,447
Series 2021A-1 , RB , 5.00% , 03/15/27 .... 400 413,062
Port Authority of New York & New Jersey
Series 209 , RB , 5.00% , 07/15/27 ....... 130 135,392
Series 230 , RB , 4.00% , 12/01/27 ....... 90 92,655
Series 243 , RB , 5.00% , 12/01/27 ....... 690 724,946
Series 2017 , RB , 5.00% , 11/15/29 ...... 235 246,012
State of New York
Series 2019A , GO , 5.00% , 03/01/27 ..... 100 103,475
Series 2023A , GO , 5.00% , 03/15/27 ..... 405 419,501
State of New York Mortgage Agency Homeowner
Mortgage, Series 239, RB, 5.00%, 10/01/27
(SONYMA) .................... 365 379,590
Town of Hempstead, Series 2019A, GO,
4.00%, 08/15/27 ................. 250 252,322
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/27 .... 1,780 1,846,626
Series 2012B , RB , 0.00% , 11/15/27
(c)
.... 710 670,255
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 950 997,114
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 990 1,031,399
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 520 541,745
Series 2023B-2 , RB , 5.00% , 11/15/27 .... 105 110,207
Series B , RB , 5.00% , 11/15/27 ......... 390 403,480
49,955,606
North Carolina — 1.8%
Charlotte-Mecklenburg Hospital Authority (The),
Series 2021B, RB, VRDN, 3.25%, 06/15/27
(a)
250 250,705
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/27 ..... 540 560,091
Series 2021A , GO , 5.00% , 06/01/27 ..... 150 155,581
Series 2020 , RB , 5.00% , 12/01/27 ...... 250 262,635
City of Charlotte Water & Sewer System
Series 2018 , RB , 5.00% , 07/01/27 ...... 75 77,943
Series 2020 , RB , 5.00% , 07/01/27 ...... 880 914,532
Series 2022A , RB , 5.00% , 07/01/27 ..... 175 181,867
City of Durham, Series 2018, RB,
5.00%, 04/01/27 ................. 145 149,926
City of Greensboro Combined Water & Sewer
System, Series B, RB, 5.00%, 12/01/27 ... 120 126,090
County of Forsyth, Series 2021A, RB,
5.00%, 04/01/27 ................. 135 139,587
County of Guilford
Series 2017 , GO , 5.00% , 03/01/27 ...... 190 196,059
Series 2017B , GO , 5.00% , 05/01/27 ..... 265 274,561
Series 2017B , GO , 5.00% , 05/01/28 ..... 100 103,548
County of Johnston, Series 2021, GO,
5.00%, 02/01/27 ................. 100 102,857
County of Mecklenburg
Series 2018 , GO , 5.00% , 03/01/27 ...... 240 247,717
Series 2019 , GO , 5.00% , 03/01/27 ...... 100 103,215
Series 2017A , GO , 5.00% , 04/01/27 ..... 325 336,133

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2017A , GO , 5.00% , 04/01/28 ..... USD 340 $ 351,383
Series 2017A , GO , 4.00% , 04/01/30 ..... 160 162,921
County of Union Enterprise System, Series
2021, RB, 5.00%, 06/01/27 .......... 200 207,504
County of Wake
Series 2021 , RB , 5.00% , 03/01/27 ...... 215 221,770
Series 2021 , GO , 5.00% , 04/01/27 ...... 185 191,259
Series 2018A , RB , 5.00% , 08/01/27 ..... 750 781,363
Series 2019 , RB , 5.00% , 09/01/27 ...... 125 130,489
Series 2016A , RB , 5.00% , 12/01/27 ..... 150 153,753
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/27 ...... 140 144,140
North Carolina Medical Care Commission,
Series 2020A, RB, 5.00%, 07/01/27 ..... 535 552,230
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/27 ........ 420 421,278
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/27 ...... 430 443,284
Series 2017B , RB , 5.00% , 05/01/27 ..... 630 651,743
Series 2020B , RB , 5.00% , 05/01/27 ..... 320 331,044
Series 2016B , GO , 5.00% , 06/01/27 ..... 225 228,056
Series 2019B , GO , 5.00% , 06/01/27 ..... 260 270,104
Series 2017B , RB , 5.00% , 05/01/28 ..... 485 502,281
Town of Cary, Series 2021, GO, 5.00%, 09/01/27 125 130,558
10,058,207
Ohio — 2.6%
American Municipal Power, Inc.
Series 2020A , RB , 5.00% , 02/15/27 ..... 205 210,786
Series 2023A , RB , 5.00% , 02/15/27 ..... 610 627,218
City of Cincinnati
Series 2016A , GO , 3.00% , 12/01/27 ..... 105 105,055
Series 2019 , GO , 5.00% , 12/01/27 ...... 75 78,615
City of Cleveland, Series 2015, GO,
5.00%, 12/01/27 ................. 150 150,234
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 380 391,553
Series 2016-4 , GO , 5.00% , 02/15/27 ..... 135 139,104
Series 2018A , GO , 5.00% , 04/01/27 ..... 190 196,375
Series 2022A , GO , 5.00% , 04/01/27 ..... 85 87,852
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 585 593,893
Series 2023A , GO , 5.00% , 08/15/27 ..... 620 646,533
Series 2016-4 , GO , 5.00% , 02/15/28 ..... 120 123,715
Series 2017-1 , GO , 5.00% , 04/01/28 ..... 335 350,398
Cleveland Department of Public Utilities Division
of Water, Series 2020FF, RB, 5.00%, 01/01/27 65 66,782
County of Cuyahoga
Series 2022A , RB , 4.00% , 01/01/27 ..... 20 20,317
Series 2020D , RB , 5.00% , 12/01/27 ..... 100 104,448
County of Hamilton
Series 2000B , RB , 0.00% , 12/01/27 ( AMBAC )
(c)
.......................... 1,040 973,175
Series 2016A , RB , 5.00% , 12/01/27 ..... 405 424,940
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/27 .......... 500 524,339
Ohio State University (The)
Series 2017 , RB , 5.00% , 12/01/27 ...... 195 204,584
Series 2020A , RB , 5.00% , 12/01/27 ..... 90 94,424
Series 2021A , RB , 5.00% , 12/01/27 ..... 520 545,559
Ohio Turnpike & Infrastructure Commission,
Series 2018A, RB, 5.00%, 02/15/27 ..... 250 257,393
Ohio Water Development Authority
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 153,618
Series 2019 , RB , 5.00% , 06/01/27 ...... 125 129,680
Series 2019A , RB , 5.00% , 06/01/27 ..... 225 233,424
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2016 , RB , 5.00% , 12/01/27 ...... USD 70 $ 71,700
Series 2016B , RB , 5.00% , 12/01/27 ..... 365 373,862
Series 2019A , RB , 5.00% , 12/01/27 ..... 1,420 1,490,502
Series 2019B , RB , 5.00% , 12/01/27 ..... 125 131,206
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015B , RB , 5.00% , 06/01/27 ..... 310 310,506
Series 2017A , RB , 5.00% , 06/01/27 ..... 420 435,725
Series 2017A , RB , 5.00% , 12/01/27 ..... 545 565,621
Series 2020B , RB , 5.00% , 12/01/27 ..... 210 220,426
State of Ohio
Series 2016A , RB , 5.00% , 02/01/27 ..... 330 331,699
Series 2019A , GO , 5.00% , 03/01/27 ..... 275 283,423
Series 2021C , GO , 5.00% , 03/15/27 ..... 585 603,465
Series 2021A , GO , 5.00% , 05/01/27 ..... 135 139,679
Series U , GO , 5.00% , 05/01/27 ........ 495 512,157
Series 2019A , GO , 5.00% , 06/15/27 ..... 440 456,541
Series 2017C , GO , 5.00% , 08/01/27 ..... 450 468,896
Series 2015C , GO , 5.00% , 09/01/27 ..... 170 177,263
Series 2017B , RB , 5.00% , 10/01/27 ..... 230 240,256
Series 2016C , RB , 5.00% , 12/01/27 ..... 365 373,590
Series 2017A , RB , 5.00% , 12/01/27 ..... 65 68,160
University of Cincinnati, Series 2017B, RB,
5.00%, 06/01/27 ................. 145 150,358
14,839,049
Oklahoma — 0.7%
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/27 ................. 1,205 1,231,928
Oklahoma Capitol Improvement Authority, Series
2016, RB, 5.00%, 07/01/27 .......... 520 527,098
Oklahoma County Independent School
District No. 12 Edmond, Series 2025, GO,
4.00%, 08/01/27 ................. 500 509,597
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/27 ................. 120 123,562
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/27 ................. 20 20,774
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/27 ..... 770 791,245
Series 2017E , RB , 5.00% , 01/01/27 ..... 150 154,139
Series 2020A , RB , 5.00% , 01/01/27 ..... 180 184,966
Oklahoma Water Resources Board
Series 2020A , RB , 5.00% , 04/01/27 ..... 210 217,120
Series 2023 , RB , 5.00% , 04/01/27 ...... 125 129,238
University of Oklahoma (The), Series 2016B,
RB, 5.00%, 07/01/27 .............. 125 126,763
4,016,430
Oregon — 1.7%
City of Portland
Series 2021A , GO , 5.00% , 06/01/27 ..... 850 881,557
Series 2018B , GO , 5.00% , 06/15/27 ..... 380 394,469
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/27 ..... 265 273,222
Series 2018A , RB , 5.00% , 05/01/27 ..... 705 712,667
Series 2016A , RB , 5.00% , 06/15/27 ..... 100 101,358
County of Multnomah
Series 2021A , GO , 5.00% , 06/15/27 ..... 615 638,615
GO , 5.00% , 06/01/29 ............... 245 253,934
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/28 (GTD) .......... 205 212,587
Multnomah County School District No. 1J
Portland, Series 2020, GO, 5.00%, 06/15/27
(GTD) ....................... 205 212,806

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Multnomah County School District No. 40, Series
B, GO, 0.00%, 06/15/27 (GTD)
(c)
....... USD 200 $ 190,332
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/27 (GTD)
(b) (c)
... 350 334,357
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/27 ...... 250 252,889
Series 2018 , GO , 5.00% , 06/15/27 ...... 405 409,630
State of Oregon
Series 2019A , GO , 5.00% , 05/01/27 ..... 370 382,990
Series 2019N , GO , 5.00% , 05/01/27 ..... 500 517,554
Series 2023A , GO , 5.00% , 05/01/27 ..... 775 802,209
Series F , GO , 5.00% , 05/01/27 ......... 205 207,280
Series C , GO , 5.00% , 06/01/27 ........ 215 222,982
Series 2017H , GO , 5.00% , 08/01/27 ..... 125 130,151
Series 2019G , GO , 5.00% , 08/01/27 ..... 105 109,327
Series 2021K , GO , 5.00% , 11/01/27 ..... 60 62,859
Series I , GO , 5.00% , 08/01/28 ......... 245 255,070
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/27 ...... 750 776,695
Series A , RB , 5.00% , 11/15/27 ......... 425 440,210
Series B , RB , 5.00% , 11/15/29 ......... 280 289,917
Tri-County Metropolitan Transportation District of
Oregon, Series 2017A, RB, 5.00%, 10/01/27 160 166,648
Washington & Multnomah Counties School
District No. 48J Beaverton, Series 2025B, GO,
5.00%, 06/15/27 (GTD)
(b)
............ 500 518,957
9,751,272
Pennsylvania — 3.2%
Allegheny County Higher Education Building
Authority
Series 2019A , RB , 5.00% , 08/01/27 ..... 230 238,594
Series 2022B , RB , 5.00% , 08/01/27 ..... 545 565,364
City of Philadelphia
Series 2017A , RB , 5.00% , 07/01/27 ..... 150 155,747
Series 2017A , GO , 5.00% , 08/01/27 ..... 525 545,583
Series 2025C , GO , 5.00% , 08/01/27
(b)
.... 60 62,352
City of Philadelphia Water & Wastewater
Series 2024C , RB , 5.00% , 09/01/27 ( AGC ) 500 520,224
Series 2020A , RB , 5.00% , 11/01/27 ..... 440 459,874
Series 2019B , RB , 5.00% , 11/01/27 ..... 35 36,581
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,165 1,196,332
Series 2016-2 , GO , 5.00% , 01/15/27 ..... 540 555,024
Series 2016 , GO , 5.00% , 02/01/27 ...... 220 221,160
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 120 124,195
Series 2019 , GO , 5.00% , 07/15/27 ...... 1,300 1,351,927
Series 2016 , GO , 5.00% , 09/15/27 ...... 1,370 1,396,401
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 200 209,014
Series 2017 , GO , 5.00% , 01/01/28 ...... 945 969,875
Series 2016 , GO , 5.00% , 01/15/28 ...... 720 739,562
County of Montgomery
Series 2021A , GO , 5.00% , 01/01/27 ..... 35 35,947
Series A , GO , 4.00% , 07/01/27 ........ 255 255,258
County of Northampton, Series 2019A, GO,
4.00%, 10/01/27 ................. 150 150,697
Delaware River Port Authority, Series 2022, RB,
5.00%, 01/01/27 ................. 95 97,373
Lower Merion School District, Series 2021, GO,
5.00%, 11/15/27 (SAW) ............ 335 351,648
Monroeville Finance Authority, Series 2012, RB,
5.00%, 02/15/27 ................. 185 189,877
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/27 ..... 355 371,878
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing
Authority
Series 2016 , RB , 5.00% , 03/15/27 ...... USD 455 $ 462,586
Series 2025B , RB , 5.00% , 03/15/27 ..... 400 411,259
Pennsylvania Housing Finance Agency
Series 2019-131A , RB , 2.05% , 10/01/27 .. 165 160,105
Series 124B , RB , 2.55% , 10/01/27 ...... 145 143,000
Series 2018-127B , RB , 3.05% , 10/01/27 .. 25 25,065
Series 2020-133 , RB , 5.00% , 10/01/27 ... 200 207,995
Series 2021-137 , RB , 5.00% , 10/01/27 ... 215 223,594
Pennsylvania State University (The)
Series B , RB , 5.25% , 08/15/27 ......... 255 266,716
Series B , RB , 4.00% , 09/01/27 ......... 535 540,461
Series 2019A , RB , 5.00% , 09/01/27 ..... 75 78,203
Pennsylvania Turnpike Commission
Series 2016 , RB , 5.00% , 06/01/27 ...... 1,670 1,672,727
Series 2016B , RB , 5.00% , 06/01/27 ..... 320 324,033
Series B-2 , RB , 5.00% , 06/01/27 ....... 445 460,541
Series 2015B , RB , 5.00% , 12/01/27 ..... 105 105,171
Series 2018A-2 , RB , 5.00% , 12/01/27 .... 190 199,083
Series 2019A , RB , 5.00% , 12/01/27 ..... 150 156,922
Series A-2 , RB , 5.00% , 12/01/27 ....... 275 288,146
Series A-2 , RB , 5.00% , 12/01/29 ....... 295 309,383
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A , RB , 5.00% , 12/01/27 ..... 110 115,258
Series B , RB , 5.00% , 12/01/27 ......... 840 860,059
Philadelphia Gas Works Co., Series 14TH, RB,
5.00%, 10/01/27 ................. 245 249,261
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/27 ......... 155 161,467
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/27 ................. 250 257,418
18,478,940
Rhode Island — 0.8%
Rhode Island Commerce Corp., Series 2016B,
RB, 5.00%, 06/15/27 .............. 1,235 1,250,255
Rhode Island Health & Educational Building
Corp.
Series 2016A , RB , 5.00% , 05/15/27 ..... 560 566,125
Series 2017A , RB , 5.00% , 09/01/29 ..... 375 389,982
State of Rhode Island
Series 2019E , GO , 5.00% , 01/15/27 ..... 775 796,470
Series 2019A , GO , 5.00% , 05/01/27 ..... 165 170,744
Series 2017B , GO , 5.00% , 08/01/27 ..... 380 395,460
Series 2017B , GO , 5.00% , 08/01/28 ..... 675 702,365
Series 2017B , GO , 5.00% , 08/01/29 ..... 60 62,389
4,333,790
South Carolina — 0.7%
City of Charleston Waterworks & Sewer System
Series 2019 , RB , 5.00% , 01/01/27 ...... 225 231,247
Series 2016B , RB , 5.00% , 01/01/30 ..... 105 107,895
City of Columbia Waterworks & Sewer System,
Series 2019A, RB, 5.00%, 02/01/27 ..... 135 138,891
County of Charleston, Series 2017C, GO,
4.00%, 11/01/28 (SAW) ............ 200 205,020
County of Horry, Series 2020A, GO,
5.00%, 03/01/27 (SAW) ............ 100 103,175
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 300 309,566
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/27 .............. 575 603,334

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Carolina (continued)
Piedmont Municipal Power Agency, Series
2021D, RB, 4.00%, 01/01/27 ......... USD 730 $ 739,793
SCAGO Educational Facilities Corp. for
Pickens School District, Series 2025, RB,
5.00%, 12/01/27 ................. 250 261,457
South Carolina Public Service Authority
Series 2021B , RB , 5.00% , 12/01/27 ..... 605 633,208
Series 2025B , RB , 5.00% , 12/01/27 ..... 250 261,656
South Carolina Transportation Infrastructure
Bank, Series 2015A, RB, 3.00%, 10/01/27 . 300 299,376
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/27 (SAW) ............ 400 413,562
4,308,180
South Dakota — 0.0%
South Dakota Health & Educational Facilities
Authority, Series 2017, RB, 5.00%, 09/01/28 130 134,266
Tennessee — 1.4%
City of Clarksville, Series 2021A, RB,
5.00%, 02/01/27 ................. 145 149,143
City of Franklin, Series 2019C, GO,
5.00%, 06/01/27 ................. 235 243,891
City of Memphis, Series 2020, GO,
5.00%, 05/01/27 ................. 690 714,585
City of Memphis Electric System
Series 2024 , RB , 5.00% , 12/01/27 ...... 55 57,687
Series 2017 , RB , 5.00% , 12/01/28 ...... 270 283,088
County of Blount, Series 2016B, GO,
5.00%, 06/01/27 ................. 125 126,550
County of Hamilton
Series 2020A , GO , 5.00% , 01/01/27 ..... 180 184,789
Series 2018A , GO , 5.00% , 04/01/27 ..... 220 227,164
County of Montgomery, Series 2017, GO,
5.00%, 04/01/27 ................. 245 252,979
County of Robertson, Series 2014B, GO,
3.00%, 06/01/27 ................. 115 114,792
County of Rutherford, Series 2020, GO,
5.00%, 04/01/27 ................. 260 268,504
County of Shelby
Series 2017A , GO , 5.00% , 04/01/27 ..... 190 196,321
Series 2019A , GO , 5.00% , 04/01/27 ..... 305 315,147
Series 2020B , GO , 5.00% , 04/01/27 ..... 345 356,478
Series 2017A , GO , 5.00% , 04/01/29 ..... 310 320,552
County of Sumner, Series 2019, GO,
5.00%, 12/01/27 ................. 20 20,994
County of Williamson
Series 2019 , GO , 5.00% , 04/01/27 ...... 150 154,969
Series 2021B , GO , 5.00% , 05/01/27 ..... 500 517,592
County of Wilson
Series 2018 , GO , 5.00% , 04/01/27 ...... 250 258,388
Series 2022 , GO , 5.00% , 04/01/28 ...... 115 118,704
Health Educational & Housing Facility Board of
the City of Memphis (The), Series 2024, RB,
VRDN, 3.25%, 05/01/27
(a)
........... 160 160,402
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 5.00% , 01/01/27 ...... 445 451,484
Series 2021A , RB , 5.00% , 05/15/27 ..... 150 155,442
Series 2024A , RB , 5.00% , 05/15/27 ..... 180 186,503
Series 2024B , RB , 5.00% , 05/15/27 ..... 615 637,125
Series 2017 , GO , 4.00% , 07/01/27 ...... 370 378,300
Series 2018 , GO , 5.00% , 07/01/27 ...... 320 332,823
State of Tennessee
Series B , GO , 5.00% , 08/01/27 ........ 265 269,457
Series 2021A , GO , 5.00% , 11/01/27 ..... 180 188,829
Security
Par (000)
Par (000) Value
Tennessee (continued)
Tennessee State School Bond Authority
Series B , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. USD 700 $ 732,368
Series B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 415 433,282
8,808,332
Texas — 12.0%
Alamo Community College District
Series 2017 , GO , 5.00% , 08/15/27 ...... 450 469,137
Series 2021 , GO , 5.00% , 08/15/27 ...... 235 244,994
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/27 (PSF) ..... 675 695,652
Alvin Independent School District, Series 2016,
GO, 5.00%, 02/15/27 (PSF) .......... 105 105,629
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) . 315 324,234
Series 2023 , GO , 5.00% , 02/15/27 ( PSF ) . 125 128,664
Austin Community College District, Series
2016A, RB, 5.00%, 02/01/27 ......... 110 110,566
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ( PSF ) . 150 152,579
Series 2019 , GO , 5.00% , 08/01/27 ( PSF ) . 540 562,440
Series 2020 , GO , 5.00% , 08/01/27 ( PSF ) . 585 609,310
Series 2021 , GO , 5.00% , 08/01/27 ( PSF ) . 250 260,389
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 660 687,427
Series 2023 , GO , 5.00% , 08/01/27 ...... 275 285,949
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/27 (PSF) ...... 300 308,871
Board of Regents of the University of Texas
System
Series 2016E , RB , 5.00% , 08/15/27 ..... 530 551,587
Series 2016J , RB , 5.00% , 08/15/27 ..... 280 285,069
Series 2017B , RB , 5.00% , 08/15/27 ..... 90 93,666
Series 2017C , RB , 5.00% , 08/15/27 ..... 70 72,851
Series 2019A , RB , 5.00% , 08/15/27 ..... 125 130,091
City of Arlington, GO, 5.00%, 08/15/27 ..... 100 101,694
City of Austin
Series 2016 , GO , 5.00% , 09/01/27 ...... 500 508,963
Series 2017 , GO , 5.00% , 09/01/27 ...... 75 78,218
Series 2020 , GO , 5.00% , 09/01/27 ...... 425 443,236
Series 2017 , GO , 5.00% , 09/01/28 ...... 110 114,790
City of Austin Electric Utility, Series 2015A, RB,
5.00%, 11/15/27 ................. 200 200,346
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/27 ...... 300 314,036
Series 2021 , RB , 5.00% , 11/15/27 ...... 115 120,423
Series 2017 , RB , 5.00% , 11/15/28 ...... 130 136,091
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/27 .......... 60 62,244
City of Dallas
Series 2023A , GO , 5.00% , 02/15/27 ..... 1,000 1,029,698
Series 2021 , RB , 4.00% , 08/15/27 ...... 150 151,132
City of Dallas Waterworks & Sewer System
Series 2016A , RB , 5.00% , 10/01/27 ..... 205 209,058
Series 2017 , RB , 5.00% , 10/01/27 ...... 35 36,587
City of Denton
Series 2024 , GO , 5.00% , 02/15/27 ...... 30 30,906
Series 2017 , RB , 5.00% , 12/01/27 ...... 435 445,893
City of Fort Worth, Series 2018, GO,
5.00%, 03/01/27 ................. 250 257,591
City of Fort Worth Water & Sewer System,
Series 2020A, RB, 5.00%, 02/15/27 ..... 495 509,447
City of Garland Electric Utility System, Series
2019A, RB, 5.00%, 03/01/27 ......... 140 143,880

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
City of Houston, Series 2017A, GO,
5.00%, 03/01/27 ................. USD 375 $ 386,336
City of Houston Combined Utility System
Series 2016B , RB , 5.00% , 11/15/27 ..... 125 127,892
Series 2017B , RB , 5.00% , 11/15/27 ..... 695 727,633
Series 2018D , RB , 5.00% , 11/15/27 ..... 130 136,104
Series 2021A , RB , 5.00% , 11/15/27 ..... 75 78,522
Series 1998A , RB , 0.00% , 12/01/27
(c)
.... 215 201,886
City of San Antonio
GO , 5.00% , 02/01/27 ............... 200 205,752
Series 2023 , GO , 5.00% , 02/01/27 ...... 100 102,876
Series 2018 , GO , 5.00% , 08/01/27 ...... 125 130,086
Series 2019 , GO , 5.00% , 08/01/27 ...... 250 260,171
Series 2017 , GO , 5.00% , 08/01/28 ...... 150 156,052
City of San Antonio Electric & Gas Systems
Series 2017 , RB , 5.00% , 02/01/27 ...... 100 102,715
Series 2018 , RB , 5.00% , 02/01/27 ...... 370 380,044
Clear Creek Independent School District, Series
2021, GO, 5.00%, 02/15/27 (PSF) ...... 115 118,327
Clifton Higher Education Finance Corp., Series
2017, RB, 4.00%, 08/15/28 (PSF) ...... 1,000 1,015,959
College Station Independent School District
Series 2017 , GO , 5.00% , 08/15/27 ( PSF ) . 105 106,844
Series 2017 , GO , 5.00% , 08/15/28 ( PSF ) . 150 156,459
Comal Independent School District
Series 2017 , GO , 5.00% , 02/01/27 ( PSF ) . 65 65,325
Series 2020 , GO , 5.00% , 02/01/27 ( PSF ) . 230 236,415
Conroe Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) . 320 321,856
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 1,040 1,070,087
County of Bexar
Series 2016 , GO , 5.00% , 06/15/27 ...... 1,810 1,812,995
Series 2017 , GO , 5.00% , 06/15/27 ...... 180 182,389
Series 2018 , GO , 5.00% , 06/15/27 ...... 205 212,706
County of Collin, Series 2025, GO,
5.00%, 02/15/27 ................. 165 169,837
County of Denton, Series 2017, GO,
5.00%, 07/15/27 ................. 150 152,369
County of Fort Bend, Series B, GO,
5.00%, 03/01/27 ................. 405 407,816
County of Harris
Series 2016A , RB , 5.00% , 08/15/27 ..... 285 289,827
Series 2017A , GO , 5.00% , 10/01/27 ..... 150 156,575
Series 2021A , GO , 5.00% , 10/01/27 ..... 85 88,726
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/27 ..... 115 119,686
Series 2022A , RB , 5.00% , 08/15/27 ..... 525 546,392
County of Travis, Series 2016A, GO,
5.00%, 03/01/27 ................. 595 599,235
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) . 685 689,299
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) . 175 180,287
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 475 489,350
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 215 221,495
Series 2022 , GO , 5.00% , 02/15/27 ( PSF ) . 220 226,646
Series 2024A , GO , 5.00% , 02/15/27 ( PSF ) 135 139,078
Series 2024B , GO , 5.00% , 02/15/27 ( PSF ) 730 752,054
Dallas Area Rapid Transit, Series 2019, RB,
5.00%, 12/01/27 ................. 1,435 1,503,064
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/27 ..... 365 381,733
Series 2020B , RB , 5.00% , 11/01/27 ..... 765 800,070
Dallas Independent School District
Series 2022 , GO , 5.00% , 02/15/27 ( PSF ) . 385 396,631
Series 2023 , GO , 5.00% , 02/15/27 ( PSF ) . 420 432,689
Security
Par (000)
Par (000) Value
Texas (continued)
Del Valle Independent School District, Series
2022, GO, 5.00%, 06/15/27 (PSF) ...... USD 65 $ 67,402
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/27 (PSF) ...... 300 312,011
El Paso Independent School District, Series
2020, GO, 5.00%, 08/15/27 (PSF) ...... 420 437,488
Fort Bend Independent School District
Series 2017E , GO , 5.00% , 02/15/27 ( PSF ) 455 468,513
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 195 200,791
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) . 180 187,495
Fort Worth Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) . 155 155,928
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) . 130 133,844
Frisco Independent School District, Series 2017,
GO, 4.00%, 08/15/29 (PSF) .......... 170 172,506
Garland Independent School District, Series A,
GO, 5.00%, 02/15/27 (PSF) .......... 160 160,286
Harris County Flood Control District, Series
2021A, GO, 5.00%, 10/01/27 ......... 95 99,110
Hays Consolidated Independent School District,
Series 2023, GO, 5.00%, 02/15/27 (PSF) .. 305 313,550
Highland Park Independent School District,
Series 2015, GO, 2.75%, 02/15/27 ...... 500 499,994
Houston Independent School District, GO,
5.00%, 07/15/27 ................. 210 218,495
Humble Independent School District
Series 2016C , GO , 5.00% , 02/15/27 ..... 170 171,043
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) . 150 154,436
Katy Independent School District
Series 2025 , GO , 5.00% , 02/15/27 ( PSF )
(b)
200 205,914
Series D , GO , 5.00% , 02/15/27 ( PSF ) ... 295 303,723
Keller Independent School District, Series 2020,
GO, 5.00%, 02/15/27 (PSF) .......... 410 422,386
Klein Independent School District
Series 2018 , GO , 5.00% , 02/01/27 ( PSF ) . 400 411,455
Series 2025 , GO , 5.00% , 08/01/27 ( PSF )
(b)
75 78,051
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/27 (PSF) . 500 514,913
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/27 ( PSF ) 340 340,279
Series 2017 , GO , 5.00% , 08/15/27 ( PSF ) . 240 243,877
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) . 715 744,770
Series 2024 , GO , 5.00% , 08/15/27 ( PSF ) . 880 916,641
Lone Star College System
Series 2017A , GO , 5.00% , 08/15/27 ..... 60 61,731
Series 2017A , GO , 5.00% , 08/15/28 ..... 160 164,613
Lower Colorado River Authority
Series 2016 , RB , 5.00% , 05/15/27 ...... 85 86,020
Series 2021 , RB , 5.00% , 05/15/27 ...... 225 232,665
Series 2024 , RB , 5.00% , 05/15/27 ...... 605 625,609
Series 2025 , RB , 5.00% , 05/15/27 ...... 250 258,516
Series 2025A , RB , 5.00% , 05/15/27 ..... 1,000 1,034,065
Mesquite Independent School District
Series 2025 , GO , 5.00% , 08/15/27 ( PSF ) . 100 104,093
Series 2018 , GO , 5.00% , 08/15/29 ( PSF ) . 255 265,662
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/27 ............... 295 308,881
Series A , RB , 5.00% , 11/01/27 ......... 335 342,395
North East Independent School District, Series
2007, GO, 5.25%, 02/01/27 (PSF) ...... 285 294,063
North Texas Municipal Water District
Series 2016 , RB , 5.00% , 06/01/27 ...... 195 197,592
Series 2017 , RB , 5.00% , 06/01/27 ...... 160 165,865

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2017, RB, 5.00%, 06/01/27 .......... USD 375 $ 388,745
North Texas Municipal Water District Water
System
Series 2019A , RB , 3.00% , 09/01/27 ..... 200 200,776
Series 2020 , RB , 5.00% , 09/01/27 ...... 595 620,422
Series 2021 , RB , 5.00% , 09/01/27 ...... 155 161,622
Series 2025 , RB , 5.00% , 09/01/27 ...... 80 83,418
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/27 ..... 945 968,337
Series 2023A , RB , 5.00% , 01/01/27 ..... 500 513,216
Series 2024A , RB , 5.00% , 01/01/27 ..... 90 92,379
Series A , RB , 5.00% , 01/01/27 ......... 445 446,500
Series B , RB , 5.00% , 01/01/27 ......... 475 476,640
Northside Independent School District
Series 2016 , GO , 5.00% , 06/15/27 ( PSF ) . 475 481,306
Series 2017 , GO , 4.00% , 08/15/27 ( PSF ) . 200 201,850
Series 2018A , GO , 5.00% , 08/15/27 ( PSF ) 295 307,335
Series 2021 , GO , 5.00% , 08/15/27 ( PSF ) . 1,185 1,234,551
Northwest Independent School District, Series
2017, GO, 5.00%, 02/15/28 (PSF) ...... 205 213,277
Pearland Independent School District, Series
2025, GO, 5.00%, 02/15/27 (PSF)
(b)
..... 500 513,940
Permanent University Fund - University of Texas
System
Series 2016B , RB , 5.00% , 07/01/27 ..... 130 131,937
Series 2022A , RB , 5.00% , 07/01/27 ..... 345 358,905
Pflugerville Independent School District
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 1,220 1,256,857
Series 2023A , GO , 5.00% , 02/15/27 ..... 235 241,798
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/27 ( PSF ) 175 176,040
Series 2023 , GO , 5.00% , 02/15/27 ...... 215 221,000
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) . 490 503,987
Series 2025B , GO , 5.00% , 02/15/27 ( PSF )
(b)
155 159,283
Prosper Independent School District, Series
2022, GO, 5.00%, 02/15/27 (PSF) ...... 280 288,208
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ...... 340 353,064
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 1,740 1,807,462
San Antonio Independent School District
Series 2019 , GO , 5.00% , 08/15/27 ( PSF ) . 260 270,826
Series 2021 , GO , 5.00% , 08/15/27 ( PSF ) . 245 255,201
Series 2025 , GO , 5.00% , 08/15/27 ( PSF ) . 500 520,819
San Antonio Water System
Series 2016C , RB , 5.00% , 05/15/27 ..... 320 327,395
Series 2020A , RB , 5.00% , 05/15/27 ..... 650 673,633
Series 2020C , RB , 5.00% , 05/15/27 ..... 315 326,453
Series 2021A , RB , 5.00% , 05/15/27 ..... 140 145,090
Series 2017A , RB , 5.00% , 05/15/30 ..... 255 264,289
Spring Branch Independent School District,
Series 2022, GO, 5.00%, 02/01/27 (PSF) .. 195 200,439
Spring Independent School District, Series
2017A, GO, 5.00%, 08/15/27 ......... 185 188,206
State of Texas
Series 2016A , GO , 5.00% , 04/01/27 ..... 205 206,884
Series 2015A , GO , 5.00% , 10/01/27 ..... 115 115,016
Series 2018A , GO , 5.00% , 10/01/27 ..... 405 423,447
Series 2024 , GO , 5.00% , 10/01/27 ...... 725 758,022
Series 2017A , GO , 5.00% , 10/01/28 ..... 105 109,872
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 100 101,359
Texas A&M University
Series 2016C , RB , 4.00% , 05/15/27 ..... 775 779,813
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016E , RB , 4.00% , 05/15/27 ..... USD 790 $ 794,906
Series 2017E , RB , 5.00% , 05/15/27 ..... 500 518,171
Series 2021A , RB , 5.00% , 05/15/27 ..... 250 259,086
Series 2022 , RB , 5.00% , 05/15/27 ...... 230 238,359
Series 2017C , RB , 5.00% , 05/15/28 ..... 255 263,999
Series 2017E , RB , 5.00% , 05/15/29 ..... 105 108,711
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/27 ...... 270 280,045
Series 2016-A , RB , 5.00% , 10/01/27 ..... 150 153,037
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/27 ................. 250 257,004
Texas State University System
Series 2017A , RB , 5.00% , 03/15/27 ..... 550 567,353
Series 2019A , RB , 5.00% , 03/15/27 ..... 485 500,302
Series 2021A , RB , 5.00% , 03/15/27 ..... 140 144,417
Series A , RB , 5.00% , 03/15/27 ......... 260 260,741
Series 2017A , RB , 5.00% , 03/15/30 ..... 350 360,773
Texas Tech University System, Series 2017A,
RB, 5.00%, 02/15/27 .............. 190 195,592
Texas Water Development Board
Series 2016 , RB , 5.00% , 04/15/27 ...... 375 383,445
Series 2017A , RB , 5.00% , 04/15/27 ..... 130 134,403
Series 2020 , RB , 5.00% , 04/15/27 ...... 95 98,218
Series A , RB , 5.00% , 04/15/27 ......... 305 305,559
Series 2018 , RB , 5.00% , 08/01/27 ...... 65 67,667
Series 2020 , RB , 5.00% , 08/01/27 ...... 160 166,565
Series 2022 , RB , 5.00% , 08/01/27 ...... 85 88,488
Series 2018A , RB , 5.00% , 10/15/27 ..... 150 156,921
Series 2018B , RB , 5.00% , 10/15/27 ..... 85 88,922
Series A , RB , 5.00% , 10/15/27 ......... 190 190,355
Series 2017A , RB , 5.00% , 04/15/28 ..... 450 470,569
Series 2018 , RB , 5.00% , 08/01/29 ...... 675 702,500
Tomball Independent School District, Series
2025, GO, 5.00%, 02/15/27 (PSF) ...... 165 169,879
Trinity River Authority Central Regional
Wastewater System, Series 2017, RB,
5.00%, 08/01/28 ................. 375 390,209
Trinity River Authority Denton Creek Wastewater
Treatment System, Series 2017, RB,
5.00%, 02/01/27 ................. 230 236,187
University of North Texas System
Series 2017A , RB , 5.00% , 04/15/27 ..... 370 382,474
Series 2017A , RB , 5.00% , 04/15/28 ..... 100 103,107
Series 2017A , RB , 5.00% , 04/15/30 ..... 605 624,399
Via Metropolitan Transit, Series 2017, RB,
5.00%, 07/15/28 ................. 105 107,999
Waller Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/27 (PSF) .. 250 257,136
68,185,416
Utah — 1.0%
Alpine School District, Series 2021A, GO,
5.00%, 03/15/27 (GTD) ............. 290 299,470
Canyons School District Local Building Authority,
Series 2021, RB, 5.00%, 06/15/27 ...... 460 477,886
Central Utah Water Conservancy District, Series
2016A, RB, 5.00%, 10/01/27 ......... 1,120 1,139,427
City of Salt Lake City, Series 2022, RB,
5.00%, 02/01/27 ................. 190 195,677
Intermountain Power Agency, Series 2022A, RB,
5.00%, 07/01/27 ................. 325 336,758
Metropolitan Water District of Salt Lake & Sandy,
Series 2016A, RB, 2.10%, 07/01/27 ..... 215 211,603

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah (continued)
State of Utah
Series 2017 , GO , 5.00% , 07/01/27 ...... USD 375 $ 385,500
Series 2019 , GO , 5.00% , 07/01/27 ...... 275 285,951
Series 2020 , GO , 5.00% , 07/01/27 ...... 505 525,110
Series 2018 , GO , 5.00% , 07/01/28 ...... 330 343,236
Series 2018 , GO , 5.00% , 07/01/29 ...... 170 176,649
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/27 ..... 280 280,475
Series 2017A , RB , 5.00% , 08/01/27 ( SAP ) 280 291,631
Series 2018A , RB , 5.00% , 08/01/27 ..... 65 67,700
Series 2019A , RB , 5.00% , 08/01/27 ..... 65 67,700
Series 2020A , RB , 5.00% , 08/01/27 ..... 85 88,531
Series 2022B , RB , 5.00% , 08/01/27 ..... 65 67,700
Utah Associated Municipal Power Systems,
Series 2017A, RB, 5.00%, 09/01/27 ..... 195 202,268
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 250 256,910
Washington County School District Board of
Education, Series 2014, GO, 3.00%, 03/01/27
(GTD) ....................... 50 49,976
5,750,158
Vermont — 0.1%
State of Vermont
Series 2017B , GO , 5.00% , 08/15/27 ..... 100 104,378
Series 2019B , GO , 5.00% , 08/15/27 ..... 75 78,283
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/27 ................. 500 524,327
706,988
Virginia — 2.6%
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/27 (SAW) ............ 190 197,613
City of Norfolk
Series B , GO , 4.00% , 10/01/27 ........ 140 141,831
Series 2017C , GO , 5.00% , 09/01/31 ( SAW ) 270 278,048
City of Richmond
Series 2016A , RB , 5.00% , 01/15/27 ..... 365 366,699
Series 2017D , GO , 5.00% , 03/01/27 ( SAW ) 195 201,089
Series 2017B , GO , 5.00% , 07/15/27 ..... 270 280,854
Series 2017B , GO , 5.00% , 07/15/28 ..... 200 208,141
City of Virginia Beach, Series 2019B, GO,
5.00%, 07/15/27 (SAW) ............ 260 270,717
County of Arlington
Series 2019 , GO , 5.00% , 06/15/27 ...... 155 161,065
Series 2019B , GO , 5.00% , 08/15/27 ( SAW ) 115 119,983
Series B , GO , 5.00% , 08/15/27 ........ 100 101,807
County of Fairfax
Series 2016A , RB , 5.00% , 07/15/27 ..... 175 177,819
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 445 457,483
Series 2023A , GO , 4.00% , 10/01/27 ( SAW ) 210 215,891
Series 2017A , GO , 5.00% , 10/01/27 ( SAW ) 70 72,275
County of Henrico
Series 2015 , GO , 5.00% , 08/01/27 ...... 100 104,234
Series 2017A , GO , 5.00% , 08/01/27 ..... 55 57,329
Series 2017B , GO , 5.00% , 08/01/27 ( SAW ) 250 260,585
Series 2020A , GO , 5.00% , 08/01/27 ( SAW ) 300 312,702
County of Loudoun
Series 2018A , GO , 3.00% , 12/01/27 ( SAW ) 80 80,011
Series 2020A , GO , 5.00% , 12/01/27 ( SAW ) 700 735,510
Series 2021B , GO , 5.00% , 12/01/27 ..... 90 94,566
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/27 ...... 295 305,045
Hampton Roads Sanitation District, Series
2017A, RB, 5.00%, 10/01/28 ......... 205 214,573
Security
Par (000)
Par (000) Value
Virginia (continued)
Loudoun County Economic Development
Authority
Series 2016A , RB , 3.00% , 12/01/27 ..... USD 160 $ 160,035
Series 2016B , RB , 5.00% , 12/01/27 ..... 50 51,219
Series 2020A , RB , 5.00% , 12/01/27 ..... 200 209,648
Virginia College Building Authority
Series 2017C , RB , 5.00% , 02/01/27 ..... 255 262,521
Series 2017E , RB , 5.00% , 02/01/27 ..... 890 916,250
Series 2019C , RB , 5.00% , 02/01/27 ..... 1,130 1,163,328
Series 2021A , RB , 5.00% , 02/01/27 ..... 175 180,161
Series B , RB , 5.00% , 02/01/27 ......... 225 231,636
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 360 366,246
Series 2017A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 245 255,776
Series 2019A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 125 130,498
Series 2017C , RB , 5.00% , 02/01/30 ..... 205 210,892
Virginia Commonwealth Transportation Board
Series 2016 , RB , 5.00% , 03/15/27 ...... 175 178,372
Series 2017A , RB , 5.00% , 05/15/27 ..... 745 772,657
Series 2019 , RB , 5.00% , 05/15/27 ...... 375 388,921
Series 2016 , RB , 5.00% , 09/15/27 ...... 195 198,834
Series 2017 , RB , 5.00% , 09/15/27 ...... 230 240,477
Series 2017A , RB , 5.00% , 05/15/29 ..... 320 335,626
Virginia Port Authority, Series 2025, RB,
5.00%, 07/01/27
(b)
................ 200 207,401
Virginia Public Building Authority
Series 2017A , RB , 4.00% , 08/01/27 ..... 135 138,252
Series B , RB , 5.00% , 08/01/27 ......... 705 717,120
Series 2017A , RB , 4.00% , 08/01/31 ..... 70 71,467
Virginia Public School Authority
Series 2019C , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 140 145,940
Series 2020B , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 415 432,607
Series 2021C , RB , 5.00% , 08/01/27 ( SAW ) 140 145,940
Series 2020 , RB , 4.00% , 10/01/27 ( SAW ) . 100 102,701
Series 2019A , RB , 5.00% , 10/01/27 ( SAW ) 185 193,638
Series 2016 , RB , 4.00% , 02/01/29 ( ST
INTERCEPT ) .................. 370 375,957
Virginia Resources Authority
Series 2015D , RB , 5.00% , 11/01/27 ..... 300 300,540
Series 2019C , RB , 5.00% , 11/01/27 ..... 60 62,907
Series 2024A , RB , 5.00% , 11/01/27 ..... 35 36,696
14,600,133
Washington — 4.5%
Central Puget Sound Regional Transit Authority
Series 2016S-1 , RB , 5.00% , 11/01/27 .... 730 746,693
Series 2021S-1 , RB , 5.00% , 11/01/27 .... 525 550,645
City of Redmond, Series 2015, GO,
3.00%, 12/01/27 ................. 250 249,996
City of Seattle
Series 2016 , RB , 5.00% , 04/01/27 ...... 270 272,482
Series 2016B , RB , 5.00% , 04/01/27 ..... 365 368,355
Series 2019A , GO , 5.00% , 05/01/27 ..... 340 352,292
Series 2020A , RB , 5.00% , 07/01/27 ..... 225 233,699
Series 2022 , RB , 5.00% , 07/01/27 ...... 845 877,668
Series 2017C , RB , 5.00% , 09/01/27 ..... 190 198,187
Series 2016C , RB , 4.00% , 10/01/27 ..... 175 176,806
Series 2021A , GO , 5.00% , 12/01/27 ..... 390 409,792
City of Seattle Water System, Series 2017, RB,
5.00%, 08/01/27 ................. 155 159,026

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
City of Tacoma, Series 2018, RB,
5.00%, 12/01/27 ................. USD 265 $ 277,899
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/27 ...... 445 457,433
Clark County School District No. 114 Evergreen,
Series 2019, GO, 5.00%, 12/01/27 (GTD) . 755 792,532
County of King
Series 2020A , RB , 5.00% , 01/01/27 ..... 105 107,921
Series 2016A , RB , 5.00% , 07/01/27 ..... 75 75,282
Series 2016B , RB , 5.00% , 07/01/27 ..... 880 893,639
Series 2019B , GO , 5.00% , 07/01/27 ..... 130 135,242
Series 2015E , GO , 5.00% , 12/01/27 ..... 305 305,419
Series 2021A , GO , 5.00% , 12/01/27 ..... 120 126,015
County of Snohomish, Series 2021A, GO,
5.00%, 12/01/27 ................. 245 256,925
Energy Northwest
Series 2016-A , RB , 5.00% , 07/01/27 ..... 665 674,911
Series 2017-A , RB , 5.00% , 07/01/27 ..... 820 853,062
Series 2018C , RB , 5.00% , 07/01/27 ..... 505 525,362
Series 2020A , RB , 5.00% , 07/01/27 ..... 210 218,467
Series 2017A , RB , 5.00% , 07/01/28 ..... 965 1,002,691
Series 2017-A , RB , 5.00% , 07/01/29 ..... 330 342,889
King County School District No. 210 Federal
Way, Series 2019, GO, 4.00%, 12/01/27
(GTD) ....................... 90 92,480
King County School District No. 401 Highline,
Series 2017, GO, 5.00%, 12/01/27 (GTD) . 125 127,972
King County School District No. 403 Renton,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 475 475,657
King County School District No. 405 Bellevue,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 1,085 1,110,794
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 5.00%, 12/01/27
(GTD) ....................... 110 114,115
King County School District No. 414 Lake
Washington
Series 2020 , GO , 3.00% , 12/01/27 ( GTD ) . 280 280,860
Series 2020 , GO , 4.00% , 12/01/27 ( GTD ) . 520 534,326
Kitsap County School District No. 401 Central
Kitsap, Series 2017, GO, 5.00%, 12/01/27
(GTD) ....................... 150 157,301
Pierce County School District No. 3 Puyallup,
Series 2017, GO, 5.00%, 12/01/27 (GTD) . 55 57,006
Pierce County School District No. 320 Sumner
Series 2013 , GO , 2.25% , 12/01/27 ( GTD ) . 45 44,168
Series 2016 , GO , 4.00% , 12/01/27 ( GTD ) . 125 126,002
Pierce County School District No. 401 Peninsula,
Series 2019, GO, 5.00%, 12/01/27 (GTD) . 235 246,536
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/29
(GTD) ....................... 190 198,969
Pierce County School District No. 403 Bethel,
Series 2020, GO, 4.00%, 12/01/27 (GTD) . 35 35,964
Port of Seattle
Series 2016 , RB , 5.00% , 02/01/27 ...... 300 301,529
Series 2017 , GO , 5.00% , 01/01/29 ...... 200 205,431
Snohomish County School District No.
201 Snohomish, Series 2016, GO,
5.00%, 12/01/27 (GTD) ............. 420 420,577
Snohomish County School District No. 6
Mukilteo, Series 2022, GO, 5.00%, 12/01/27
(GTD) ....................... 60 62,983
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 230 240,905
Security
Par (000)
Par (000) Value
Washington (continued)
Spokane County School District No. 81
Spokane, Series 2017B, GO, 5.00%, 12/01/28
(GTD) ....................... USD 310 $ 324,698
State of Washington
Series 2017D , GO , 5.00% , 02/01/27 ..... 360 370,533
Series 2021C , GO , 5.00% , 02/01/27 ..... 390 401,411
Series 2020C , GO , 5.00% , 02/01/27 ..... 690 710,188
Series 2005C , GO , 0.00% , 06/01/27
( AMBAC )
(c)
................... 120 114,971
Series 2021D , GO , 5.00% , 06/01/27 ..... 220 228,133
Series 2021F , GO , 5.00% , 06/01/27 ..... 105 108,882
Series R-2022C , GO , 4.00% , 07/01/27 ... 325 332,423
Series 2019 , COP , 5.00% , 07/01/27 ..... 180 186,869
Series R-2021D , GO , 5.00% , 07/01/27 ... 800 831,194
Series R-2016B , GO , 5.00% , 07/01/27 ... 105 105,367
Series R-2020C , GO , 5.00% , 07/01/27 ... 255 264,943
Series 2017B , GO , 5.00% , 08/01/27 ..... 65 66,059
Series R-2017A , GO , 5.00% , 08/01/27 ... 420 426,845
Series R-2017B , GO , 5.00% , 08/01/27 ... 100 101,630
Series R-2018C , GO , 5.00% , 08/01/27 ... 705 733,928
Series R-2018D , GO , 5.00% , 08/01/27 ... 125 130,129
Series 2020A , GO , 5.00% , 08/01/27 ..... 860 895,288
Series R-2018C , GO , 5.00% , 08/01/29 ... 445 462,922
University of Washington
Series 2021A , RB , 5.00% , 04/01/27 ..... 300 309,829
Series 2022C , RB , VRDN 4.00% , 08/01/27
(a)
1,240 1,255,107
Series 2015C , RB , 5.00% , 12/01/27 ..... 65 65,110
Washington Health Care Facilities Authority
Series 2025A , RB , 5.00% , 03/01/27 ..... 150 154,334
Series 2019A-2 , RB , 5.00% , 08/01/27 .... 310 319,603
Washington State University, Series 2019, RB,
5.00%, 10/01/27 ................. 80 83,490
25,458,791
West Virginia — 0.5%
State of West Virginia
Series 2018B , GO , 5.00% , 06/01/27 ..... 100 103,760
Series 2019A , GO , 5.00% , 06/01/27 ..... 485 503,235
Series 2021A , GO , 5.00% , 06/01/27 ..... 280 290,528
Series 2018A , GO , 5.00% , 12/01/27 ..... 235 246,580
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/27 ..... 520 541,364
Series 2017A , RB , 5.00% , 09/01/29 ..... 305 317,329
Series 2018A , RB , 5.00% , 09/01/29 ..... 295 306,925
West Virginia Lottery Excess Lottery, Series
2015A, RB, 5.00%, 07/01/27 ......... 335 335,555
2,645,276
Wisconsin — 1.4%
City of Green Bay Water System, Series 2019,
RB, 5.00%, 11/01/27 .............. 200 208,637
Green Bay Area Public School District, GO,
5.00%, 04/01/27 ................. 165 170,373
Milwaukee Metropolitan Sewerage District,
Series 2017A, GO, 5.00%, 10/01/27 ..... 150 152,962
Public Finance Authority, Series 2023A, RB,
5.00%, 10/01/27 ................. 285 296,025
State of Wisconsin
Series 2019A , GO , 4.00% , 05/01/27 ..... 345 347,357
Series 2019A , RB , 5.00% , 05/01/27 ..... 460 475,862
Series 2019B , GO , 5.00% , 05/01/27 ..... 250 259,038
Series 2020A , GO , 5.00% , 05/01/27 ..... 100 103,615
Series 2020B , GO , 5.00% , 05/01/27 ..... 440 455,907
Series 2021-1 , GO , 5.00% , 05/01/27 ..... 150 155,423
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 160 165,785

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 20242 , GO , 5.00% , 05/01/27 ..... USD 500 $ 518,077
Series 2016-2 , GO , 4.00% , 11/01/27 ..... 210 211,482
Series 2016-2 , GO , 5.00% , 11/01/27 ..... 530 536,326
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 460 476,390
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 80 82,851
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 300 310,689
Series 2019B , GO , 4.00% , 05/01/28 ..... 185 188,696
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 250 258,993
Series 2019A , RB , 5.00% , 05/01/29 ..... 460 475,862
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/27 ..... 615 639,899
Series 20172 , RB , 5.00% , 07/01/27 ..... 215 223,704
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 510 530,779
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 120 124,889
Wisconsin Health & Educational Facilities
Authority, Series 2016A, RB, 5.00%, 11/15/27 360 363,922
7,733,543
Total Long-Term Investments — 98 .7%
(Cost: $ 560,266,549 ) .............................. 560,926,965
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.01%
(d) (e)
......... 569,605 $ 569,632
Total Short-Term Securities — 0 .1%
(Cost: $ 569,632 ) ................................. 569,632
Total Investments — 98 .8%
(Cost: $ 560,836,181 ) .............................. 561,496,597
Other Assets Less Liabilities — 1.2% .................... 6,762,844
Net Assets — 100.0% ...............................
$ 568,259,441
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
When-issued security.
(c)
Zero-coupon bond.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 311,204 $ 258,323
(a)
$ — $ 105 $ — $ 569,632 569,605 $ 28,001 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 560,926,965 $ — $ 560,926,965
Short-Term Securities
Money Market Funds ...................................... 569,632 — — 569,632
$ 569,632 $ 560,926,965 $ — $ 561,496,597

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.6%
Alabama Federal Aid Highway Finance Authority,
Series A, RB, 5.00%, 09/01/28 ........ USD 90 $ 93,662
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/28 .............. 175 185,296
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/28 ..... 735 786,404
Auburn University, Series 2025-A, RB,
5.00%, 06/01/28 ................. 500 530,248
City of Huntsville, Series 2018B, GO,
5.00%, 05/01/28 ................. 80 83,732
Lower Alabama Gas District (The), Series
2016A, RB, 5.00%, 09/01/28 ......... 180 187,304
State of Alabama
Series 2016A , GO , 4.00% , 11/01/28 ..... 45 45,117
Series 2018A , GO , 5.00% , 11/01/29 ..... 270 288,792
University of Alabama (The)
Series 2019A , RB , 5.00% , 07/01/28 ..... 175 186,021
Series 2019C , RB , 5.00% , 07/01/28 ..... 745 791,917
Water Works Board of the City of Birmingham
(The)
Series 2018 , RB , 5.00% , 01/01/28 ...... 75 78,714
Series 2018 , RB , 5.00% , 01/01/31 ...... 20 20,948
3,278,155
Alaska — 0.0%
Municipality of Anchorage
Series 2020A , GO , 5.00% , 04/01/28 ..... 25 26,382
Series 2020E , GO , 5.00% , 04/01/28 ..... 50 52,765
Series 2018A , GO , 2.63% , 09/01/28 ..... 50 49,717
Series 2022A , GO , 5.00% , 09/01/28 ..... 40 42,595
State of Alaska, Series 2020A, GO,
5.00%, 08/01/28 ................. 65 69,234
240,693
Arizona — 1.5%
Arizona Board of Regents
Series 2016 , RB , 5.00% , 06/01/28 ...... 205 207,601
Series 2017B , RB , 5.00% , 07/01/28 ..... 330 341,947
Series 2021C , RB , 5.00% , 07/01/28 ..... 185 196,552
Series 2021 , RB , 5.00% , 08/01/28 ...... 125 133,050
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/28 ................. 120 121,728
Arizona Industrial Development Authority, Series
2023A, RB, 5.00%, 11/01/28 ......... 730 763,783
City of Mesa Utility System, Series 2018, RB,
5.00%, 07/01/29 ................. 155 164,673
City of Phoenix Civic Improvement Corp.
Series 2016 , RB , 5.00% , 07/01/28 ...... 185 187,798
Series 2017B , RB , 5.00% , 07/01/28 ..... 20 20,756
Series 2017D , RB , 5.00% , 07/01/28 ..... 340 352,689
Series 2020A , RB , 5.00% , 07/01/28 ..... 435 463,054
Series 2021A , RB , 5.00% , 07/01/28 ..... 420 447,086
Series 2018A , RB , 5.00% , 07/01/29 ..... 245 260,356
County of Pima Sewer System
Series 2018 , RB , 5.00% , 07/01/28 ...... 200 212,739
Series 2020B , COP , 5.00% , 07/01/28 .... 260 276,560
Maricopa County Unified School District No. 48
Scottsdale
Series 2017 , GO , 5.00% , 07/01/28 ...... 40 41,562
Series 2017A , GO , 5.00% , 07/01/28 ..... 25 25,976
Security
Par (000)
Par (000) Value
Arizona (continued)
Maricopa County Unified School District
No. 69 Paradise Valley, Series 2022, GO,
5.00%, 07/01/28 ................. USD 20 $ 21,274
Maricopa County Unified School District No. 80
Chandler, Series 2015C, GO, 5.00%, 07/01/28 110 117,006
Maricopa County Union High School District
No. 210-Phoenix, Series 2018, GO,
5.00%, 07/01/28 ................. 130 135,078
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/28 ..... 750 771,425
Series 2017A , RB , 5.00% , 01/01/28 ..... 425 447,246
Series 2019A , RB , 5.00% , 01/01/28 ..... 220 231,516
Series 2020A , RB , 5.00% , 01/01/28 ..... 35 36,832
Series 2017A , RB , 5.00% , 01/01/29 ..... 610 642,448
Series 2017A , RB , 5.00% , 01/01/30 ..... 145 152,726
Series 2017A , RB , 5.00% , 01/01/31 ..... 150 157,787
Series 2017A , RB , 5.00% , 01/01/32 ..... 100 105,065
State of Arizona, Series 2019A, COP,
5.00%, 10/01/28 ................. 310 331,555
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/28 ................. 235 249,307
7,617,175
Arkansas — 0.0%
University of Arkansas, Series 2023B, RB,
5.00%, 11/01/28 ................. 25 26,736
California — 9.9%
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(a)
................ 285 295,547
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/28
(b)
............. 60 56,389
California Health Facilities Financing Authority,
Series 2024A, RB, 5.00%, 12/01/28 ..... 390 411,905
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 01/01/28 ...... 40 41,935
Series 2017 , RB , 5.00% , 05/15/28 ...... 135 144,214
Series 2016 , RB , 5.00% , 10/01/28 ...... 220 222,310
Series 2017 , RB , 5.00% , 10/01/28 ...... 270 280,631
Series 2018 , RB , 5.00% , 10/01/28 ...... 85 90,775
Series 2024A , RB , 3.25% , 08/01/29 ..... 2,870 2,902,262
California State Public Works Board
Series 2019B , RB , 5.00% , 05/01/28 ..... 150 159,202
Series 2021B , RB , 5.00% , 05/01/28 ..... 55 58,374
Series 2022B , RB , 5.00% , 06/01/28 ..... 20 21,268
Series 2022A , RB , 5.00% , 08/01/28 ..... 1,140 1,216,919
Series 2022C , RB , 5.00% , 08/01/28 ..... 235 250,856
Series 2023C , RB , 5.00% , 09/01/28 ..... 110 117,649
Series 2024C , RB , 5.00% , 09/01/28 ..... 475 508,028
Series D , RB , 5.00% , 09/01/28 ......... 240 251,032
Series 2016E , RB , 4.00% , 10/01/28 ..... 50 50,499
Series 2017G , RB , 5.00% , 10/01/28 ..... 85 89,087
Series 2016C , RB , 5.00% , 11/01/28 ..... 25 25,550
Series 2018C , RB , 5.00% , 11/01/28 ..... 270 289,893
Series 2020D , RB , 5.00% , 11/01/28 ..... 100 107,368
Series 2020E , RB , 5.00% , 11/01/28 ..... 145 155,683
Series 2018C , RB , 5.00% , 11/01/31 ..... 155 166,419
California State University
Series 2016A , RB , 5.00% , 11/01/28 ..... 825 835,396
Series 2017A , RB , 5.00% , 11/01/28 ..... 45 46,809
Series 2018A , RB , 5.00% , 11/01/28 ..... 100 108,102
Series 2020C , RB , 5.00% , 11/01/28 ..... 100 108,102
Series 2018A , RB , 5.00% , 11/01/30 ..... 100 107,975

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
California Statewide Communities Development
Authority, Series 2018A, RB, 5.00%, 03/01/28 USD 160 $ 166,345
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/28 .............. 115 117,411
City of Los Angeles
Series 2023A , RB , 5.00% , 02/01/28 ..... 300 318,127
Series 2018-B , GO , 5.00% , 09/01/28 .... 55 59,127
City of Los Angeles Department of Airports,
Series 2019E, RB, AMT, 5.00%, 05/15/28 . 25 26,773
City of Los Angeles Wastewater System
Series 2018A , RB , 5.00% , 06/01/30 ..... 90 96,345
Series 2018A , RB , 5.00% , 06/01/31 ..... 150 160,621
City of Riverside
Series 2019A , RB , 5.00% , 10/01/28 ..... 130 140,734
Series 2018A , RB , 5.00% , 08/01/29 ..... 125 134,615
City of San Francisco, Series A, RB,
5.00%, 11/01/28 ................. 1,170 1,198,250
Clovis Unified School District
(b)
Series 2004A , GO , 0.00% , 08/01/28
( NPFGC ) .................... 500 466,105
Series B , GO , 0.00% , 08/01/28 ( NPFGC ) . 200 186,442
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(b)
890 831,468
Series 2019F , GO , 4.00% , 08/01/28 ..... 90 94,393
Series 2017D , GO , 5.00% , 08/01/28 ..... 170 177,924
Contra Costa Transportation Authority Sales Tax
Series 2017A , RB , 5.00% , 03/01/28 ..... 215 222,665
Series 2018B , RB , 5.00% , 03/01/28 ..... 215 222,665
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 55 57,385
East Bay Municipal Utility District Water System,
Series 2017B, RB, 5.00%, 06/01/28 ..... 375 391,260
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/28
(b)
.... 1,000 931,201
Series 2016 , GO , 5.00% , 08/01/28 ...... 125 127,250
El Camino Healthcare District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(b)
.......... 495 460,196
Fairfield-Suisun Unified School District, Series
2020, GO, 4.00%, 08/01/31 .......... 100 103,862
Kern Community College District, Series 2006,
GO, 0.00%, 11/01/28
(b)
............. 250 230,256
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/28 ......... 150 157,124
Long Beach Unified School District, Series 2016,
GO, 5.00%, 08/01/28 .............. 175 178,149
Los Angeles Community College District
Series I , GO , 4.00% , 08/01/28 ......... 35 35,406
Series J , GO , 5.00% , 08/01/28 ......... 65 68,093
Los Angeles County Facilities, Inc., Series
2018A, RB, 5.00%, 12/01/31 ......... 325 352,024
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2016A , RB , 5.00% , 06/01/28 ..... 230 233,361
Series 2021A , RB , 5.00% , 06/01/28 ..... 105 112,649
Series 2017A , RB , 5.00% , 07/01/28 ..... 140 146,372
Series 2019A , RB , 5.00% , 07/01/28 ..... 105 112,896
Series 2023A , RB , 5.00% , 07/01/28 ..... 230 247,296
Los Angeles Department of Water & Power
Series 2017B , RB , 5.00% , 07/01/28 ..... 60 61,554
Series 2017C , RB , 5.00% , 07/01/28 ..... 35 36,289
Series 2018D , RB , 5.00% , 07/01/28 ..... 75 79,387
Series 2020A , RB , 5.00% , 07/01/28 ..... 495 523,956
Series 2022E , RB , 5.00% , 07/01/28 ..... 25 26,462
Series 2023A , RB , 5.00% , 07/01/28 ..... 200 211,700
Security
Par (000)
Par (000) Value
California (continued)
Series 2023D , RB , 5.00% , 07/01/28 ..... USD 200 $ 211,700
Series 2024E , RB , 5.00% , 07/01/28 ..... 635 672,146
Series 2018A , RB , 5.00% , 07/01/29 ..... 130 136,296
Series 2018D , RB , 5.00% , 07/01/30 ..... 100 105,924
Los Angeles Department of Water & Power
Water System
Series 2016A , RB , 5.00% , 07/01/28 ..... 510 511,731
Series 2016B , RB , 5.00% , 07/01/28 ..... 45 45,153
Series 2017A , RB , 5.00% , 07/01/28 ..... 230 236,011
Series 2020A , RB , 5.00% , 07/01/28 ..... 180 190,625
Series 2023A , RB , 5.00% , 07/01/28 ..... 290 307,118
Series 2018A , RB , 5.00% , 07/01/31 ..... 65 68,092
Series 2018B , RB , 5.00% , 07/01/31 ..... 120 126,984
Los Angeles Unified School District
Series 2020A , GO , 4.00% , 07/01/28 ..... 100 104,691
Series 2016B , GO , 5.00% , 07/01/28 ..... 505 513,335
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 295 313,262
Series 2018M-1 , GO , 5.00% , 07/01/28 ... 130 138,048
Series 2020A , GO , 5.00% , 07/01/28 ..... 90 96,826
Series 2023QRR , GO , 5.00% , 07/01/28 ... 285 306,617
Series 2018B-1 , GO , 5.00% , 07/01/29 .... 255 270,665
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 415 440,040
Series 2018M-1 , GO , 5.00% , 07/01/31 ... 180 190,431
Metropolitan Water District of Southern
California, Series 2018B, RB, 5.00%, 01/01/31 115 123,636
Napa Valley Community College District, Series
2005B, GO, 0.00%, 08/01/28 (NPFGC)
(b)
.. 140 130,474
Newport Mesa Unified School District
Series 2007 , GO , 0.00% , 08/01/28 ( NPFGC )
(b)
.......................... 675 631,463
Series 2017 , GO , 5.00% , 08/01/28 ...... 65 68,045
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/28
(NPFGC)
(b)
.................... 370 347,169
Ohlone Community College District, Series 2016,
GO, 4.00%, 08/01/28 .............. 605 611,061
Orange County Sanitation District, Series 2021A,
RB, 5.00%, 02/01/28 .............. 35 37,258
Palos Verdes Peninsula Unified School District,
Series 2005R, GO, 0.00%, 09/01/28
(b)
.... 495 460,839
Poway Unified School District, Series 2008A,
GO, 0.00%, 08/01/28
(b)
............. 120 111,936
Sacramento Municipal Utility District, Series
2022J, RB, 5.00%, 08/15/28 .......... 25 26,910
San Diego County Water Authority, Series
2021S-1, RB, 5.00%, 05/01/28 ........ 180 191,489
San Francisco Bay Area Rapid Transit District,
Series A-1, GO, 5.00%, 08/01/28 ....... 50 52,370
San Francisco Bay Area Rapid Transit
District Sales Tax, Series 2016A, RB,
4.00%, 07/01/28 ................. 75 75,714
San Francisco City & County Airport Comm-San
Francisco International Airport, Series 2016A,
RB, 5.00%, 05/01/28 .............. 190 192,441
San Jose Evergreen Community College District,
Series B, GO, 0.00%, 09/01/28
(b)
....... 50 46,706
San Jose Unified School District, Series 2002C,
GO, 0.00%, 08/01/28 (NPFGC)
(b)
....... 810 759,196
San Juan Unified School District
Series 2019 , GO , 4.00% , 08/01/28 ...... 85 85,959
Series 2020 , GO , 4.00% , 08/01/30 ...... 165 171,823
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/28
(b)
............. 80 74,617

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Mateo County Community College District
Series 2006B , GO , 0.00% , 09/01/28 ( NPFGC )
(b)
.......................... USD 140 $ 130,849
Series 2018B , GO , 5.00% , 09/01/28 ..... 95 102,593
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/28 (NPFGC)
(b)
.. 75 70,235
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/28 ..... 120 128,175
Series 2017B , RB , 5.00% , 06/01/28 ..... 125 134,106
Santa Clarita Community College District, Series
2003, GO, 0.00%, 08/01/28 (NPFGC)
(b)
... 40 37,339
Santa Monica Community College District,
Series 2009C, GO, 0.00%, 08/01/28
(b)
.... 1,540 1,436,382
Santa Monica-Malibu Unified School District,
Series E, GO, 4.00%, 08/01/28 ........ 200 202,285
Southern California Public Power Authority
Series 2019-1 , RB , 5.00% , 07/01/28 ..... 200 211,805
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 570 603,645
Series 2007A , RB , 5.00% , 11/01/28 ..... 25 26,040
Southwestern Community College District,
Series 2004, GO, 0.00%, 08/01/28 (NPFGC)
(b)
1,500 1,396,801
State of California
Series 2003 , GO , 5.00% , 02/01/28 ( AMBAC ) 120 126,699
Series 2020 , GO , 4.00% , 03/01/28 ...... 550 568,970
GO , 5.00% , 04/01/28 ............... 1,755 1,860,292
Series 2019 , GO , 5.00% , 04/01/28 ...... 245 259,699
GO , 5.00% , 08/01/28 ............... 1,940 2,034,450
Series 2016 , GO , 5.00% , 08/01/28 ...... 540 548,966
GO , 4.00% , 09/01/28 ............... 150 151,382
GO , 5.00% , 09/01/28 ............... 1,040 1,067,002
Series 2016 , GO , 5.00% , 09/01/28 ...... 120 122,217
GO , 5.00% , 10/01/28 ............... 3,335 3,576,704
GO , 5.00% , 11/01/28 ............... 1,790 1,923,491
Series 2017 , GO , 5.00% , 11/01/28 ...... 1,000 1,050,202
GO , 5.00% , 08/01/29 ............... 685 731,690
GO , 5.00% , 08/01/30 ............... 605 647,197
Series 2018 , GO , 5.00% , 10/01/30 ...... 2,420 2,598,752
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/28 ...... 50 50,754
Series AW , RB , 5.00% , 12/01/28 ....... 125 128,499
Series AX , RB , 5.00% , 12/01/28 ........ 230 243,110
Series AZ , RB , 5.00% , 12/01/28 ........ 115 125,043
Series AZ , RB , 5.00% , 12/01/29 ........ 130 141,446
Series AZ , RB , 5.00% , 12/01/30 ........ 170 185,016
Series AZ , RB , 5.00% , 12/01/31 ........ 70 76,215
University of California
Series 2018AZ , RB , 4.00% , 05/15/28 .... 310 323,133
Series 2021BH , RB , 5.00% , 05/15/28 .... 150 160,448
Series 2018O , RB , 5.00% , 05/15/30 ..... 105 112,212
Series 2018AZ , RB , 5.00% , 05/15/31 .... 190 202,771
William S Hart Union High School District, Series
2005B, GO, 0.00%, 09/01/28
(b)
........ 225 208,539
51,514,272
Colorado — 1.4%
Board of Governors of Colorado State University
System
Series 2017C , RB , 5.00% , 03/01/28
( HERBIP ) .................... 110 115,751
Series A , RB , 5.00% , 03/01/28 ( HERBIP ) . 25 26,022
Series 2017C , RB , 5.00% , 03/01/29
( HERBIP ) .................... 240 252,529
Series 2017C , RB , 5.00% , 03/01/30
( HERBIP ) .................... 20 21,046
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2017C , RB , 5.00% , 03/01/34
( HERBIP ) .................... USD 20 $ 21,130
Board of Water Commissioners City & County
of Denver (The), Series 2016B, RB,
2.25%, 09/15/28 ................. 30 29,324
Boulder Valley School District No. Re-2 Boulder
Series 2017B , GO , 4.00% , 12/01/28 ( SAW ) 55 56,200
Series 2019B , GO , 4.00% , 12/01/28 ( SAW ) 60 61,310
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/28 ..... 405 432,160
Series 2020B , GO , 5.00% , 08/01/28 ..... 465 496,183
Series 2021A , RB , 5.00% , 08/01/28 ..... 20 21,259
Series 2022A , GO , 5.00% , 08/01/28 ..... 250 266,765
COP , 5.00% , 12/01/28 .............. 20 21,413
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/28 ..... 125 133,794
Series 2022C , RB , 5.00% , 11/15/28 ..... 55 58,869
Series 2023A , RB , 5.00% , 11/15/28 ..... 50 53,518
City of Aurora, Series 2016, RB,
5.00%, 08/01/28 ................. 60 60,816
City of Colorado Springs Utilities System
Series 2020B , RB , 5.00% , 11/15/28 ..... 160 171,673
Series 2022A , RB , 5.00% , 11/15/28 ..... 410 439,912
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/28 ...... 250 268,810
Colorado Health Facilities Authority
Series 2019A , RB , 5.00% , 01/01/28 ..... 205 214,900
Series 2022A , RB , 5.00% , 11/01/28 ..... 400 422,562
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/28 ( SAW ) 420 437,954
Series 2017 , GO , 5.00% , 12/01/28 ( SAW ) . 210 215,128
E-470 Public Highway Authority
Series 2004A , RB , 0.00% , 09/01/28 ( NPFGC )
(b)
.......................... 1,000 923,144
Series 2020A , RB , 5.00% , 09/01/28 ..... 110 117,006
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/28 ..... 800 857,384
State of Colorado
Series K , COP , 5.00% , 03/15/28 ........ 50 51,615
Series 2018L , COP , 4.00% , 03/15/29 .... 25 25,778
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/28 .... 240 254,581
Series 2017A-2 , RB , 5.00% , 06/01/30 .... 535 567,369
7,095,905
Connecticut — 2.0%
City of Danbury, Series 2019B, GO,
4.00%, 11/01/28 ................. 50 50,795
Connecticut State Health & Educational Facilities
Authority, Series 2024A, RB, 5.00%, 07/01/28 500 531,342
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/28 ..... 125 128,587
Series 2022A , GO , 4.00% , 01/15/28 ..... 140 144,018
Series 2018B , GO , 5.00% , 04/15/28 ..... 560 592,117
Series 2019A , GO , 5.00% , 04/15/28 ..... 595 629,125
Series B , GO , 5.00% , 04/15/28 ........ 50 52,868
Series 2021B , GO , 3.00% , 06/01/28 ..... 50 50,339
Series 2018C , GO , 5.00% , 06/15/28 ..... 485 514,706
Series 2023B , GO , 5.00% , 08/01/28 ..... 205 218,169
Series 2018E , GO , 5.00% , 09/15/28 ..... 175 186,746
Series 2022D , GO , 5.00% , 09/15/28 ..... 225 240,102
Series 2022E , GO , 5.00% , 11/15/28 ..... 395 423,064
Series 2024H , GO , 5.00% , 11/15/28 ..... 300 321,315
Series 2018E , GO , 5.00% , 09/15/30 ..... 325 346,668
Series 2018A , GO , 5.00% , 04/15/31 ..... 100 105,733

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2018E , GO , 5.00% , 09/15/31 ..... USD 205 $ 218,650
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/28 ................. 150 155,539
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/28 ..... 615 645,692
Series 2021A , RB , 5.00% , 05/01/28 ..... 490 518,253
Series 2022A , RB , 5.00% , 07/01/28 ..... 560 594,434
Series 2022B , RB , 5.00% , 07/01/28 ..... 365 387,443
Series A , RB , 5.00% , 09/01/28 ......... 640 652,234
Series B , RB , 5.00% , 09/01/28 ......... 240 244,588
Series 2021D , RB , 5.00% , 11/01/28 ..... 575 614,820
Series 2018A , RB , 5.00% , 01/01/29 ..... 375 393,870
Series 2018B , RB , 5.00% , 10/01/30 ..... 245 261,563
Series 2018A , RB , 5.00% , 01/01/31 ..... 20 21,011
University of Connecticut
Series 2017A , RB , 5.00% , 01/15/28 ( SAP ) 55 56,550
Series 2022A , RB , 5.00% , 05/01/28 ( SAP ) 20 21,171
Series 2018A , RB , 5.00% , 04/15/30 ( SAP ) 165 174,468
Series 2019A , RB , 5.00% , 11/01/30 ( SAP ) 150 160,763
9,656,743
Delaware — 0.6%
City of Wilmington, Series 2020A, GO,
4.00%, 01/01/28 ................. 40 41,137
County of New Castle, Series 2021A, GO,
5.00%, 10/01/28 ................. 215 230,294
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/28 ...... 460 489,776
Series 2020 , RB , 5.00% , 07/01/28 ...... 195 207,622
Series 2020 , RB , 5.00% , 09/01/28 ...... 375 399,845
State of Delaware
Series 2017A , GO , 5.00% , 01/01/28 ..... 310 326,421
Series 2020A , GO , 5.00% , 01/01/28 ..... 265 279,037
Series 2018A , GO , 5.00% , 02/01/28 ..... 85 89,676
Series 2019 , GO , 5.00% , 02/01/28 ...... 430 453,656
Series 2016A , GO , 2.13% , 03/01/28 ..... 15 14,605
Series 2020B , GO , 5.00% , 07/01/28 ..... 135 143,810
Series 2017A , GO , 5.00% , 01/01/29 ..... 175 184,336
Series 2018A , GO , 5.00% , 02/01/29 ..... 20 21,113
Series 2018A , GO , 5.00% , 02/01/31 ..... 270 285,070
3,166,398
District of Columbia — 1.4%
District of Columbia
Series 2021D , GO , 5.00% , 02/01/28 ..... 275 289,327
Series 2016A , GO , 5.00% , 06/01/28 ..... 220 222,780
Series 2017D , GO , 5.00% , 06/01/28 ..... 445 461,544
Series 2018A , GO , 5.00% , 06/01/28 ..... 260 275,569
Series 2023B , GO , 5.00% , 06/01/28 ..... 150 158,982
Series D , GO , 5.00% , 06/01/28 ........ 160 163,745
Series 2019A , GO , 5.00% , 10/15/28 ..... 715 764,022
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,005 1,073,802
Series 2018A , GO , 5.00% , 06/01/31 ..... 270 285,688
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/28 ..... 375 395,266
Series 2020A , RB , 5.00% , 03/01/28 ..... 200 210,809
Series 2020C , RB , 5.00% , 05/01/28 ..... 95 100,506
Series 2019C , RB , 5.00% , 10/01/28 ..... 650 693,970
Series 2020B , RB , 5.00% , 10/01/28 ..... 360 384,352
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/28 ..... 180 192,385
Series 2024A , RB , 5.00% , 10/01/28 ..... 250 267,202
Series B , RB , 5.00% , 10/01/28 ......... 40 41,382
Series 2018B , RB , 5.00% , 10/01/29 ..... 195 206,172
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2018B , RB , 5.00% , 10/01/30 ..... USD 135 $ 142,618
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/28 ..... 130 134,891
Series 2020A , RB , 5.00% , 07/15/28 ..... 225 238,807
Series 2023A , RB , 5.00% , 07/15/28 ..... 545 578,298
Series 2023-A , RB , 5.00% , 07/15/28 ..... 185 196,303
7,478,420
Florida — 4.0%
Central Florida Expressway Authority
Series 2016B , RB , 5.00% , 07/01/28 ..... 600 608,259
Series 2021 , RB , 5.00% , 07/01/28 ...... 435 461,667
Series 2018 , RB , 5.00% , 07/01/29 ...... 45 47,761
Series 2018 , RB , 5.00% , 07/01/30 ...... 25 26,576
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/28 ................. 240 256,033
County of Miami-Dade
Series 2020 , RB , 5.00% , 04/01/28 ...... 250 264,366
Series 2023A , RB , 5.00% , 04/01/28 ..... 20 21,111
Series 2025 , RB , 5.00% , 06/01/28 ...... 60 63,443
Series 2015D , GO , 5.00% , 07/01/28 ..... 210 212,835
Series 2018A , GO , 5.00% , 07/01/28 ..... 35 37,118
Series 2024A , GO , 5.00% , 07/01/28 ..... 125 132,696
Series A , RB , 5.00% , 10/01/28 ......... 1,675 1,707,159
County of Miami-Dade Transit System
Series 2017 , RB , 3.00% , 07/01/28 ...... 100 100,246
Series 2019 , RB , 5.00% , 07/01/28 ...... 75 79,518
County of Miami-Dade Water & Sewer System
Series 2017B , RB , 5.00% , 10/01/28 ..... 1,070 1,116,723
Series 2021 , RB , 5.00% , 10/01/28 ...... 155 165,130
Series 2019 , RB , 5.00% , 10/01/30 ...... 100 106,364
Florida Department of Environmental Protection
Series 2016A , RB , 2.00% , 07/01/28 ..... 100 95,714
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,180 1,251,400
Series 2018A , RB , 5.00% , 07/01/28 ..... 215 228,009
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 165 176,638
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/28 . 350 356,149
Florida Municipal Power Agency
Series 2016A , RB , 5.00% , 10/01/28 ..... 50 50,969
Series 2019A , RB , 5.00% , 10/01/28 ..... 40 42,580
Series 2021B , RB , 5.00% , 10/01/28 ..... 40 42,580
Greater Orlando Aviation Authority, Series
2016B, RB, 5.00%, 10/01/28 ......... 20 20,400
Hillsborough County School Board
COP , 5.00% , 07/01/28 .............. 180 187,200
Series 2016A , COP , 5.00% , 07/01/28 .... 335 339,434
Series 2018 , COP , 5.00% , 07/01/30 ..... 785 833,709
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/28 ................. 500 533,837
Lee County Industrial Development Authority,
Series 2019A-1, RB, 5.00%, 04/01/28 .... 850 891,980
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/28 ............. 50 52,315
Orange County Convention Center, Series 2017,
RB, 5.00%, 10/01/28 .............. 100 106,683
Orange County School Board
Series 2017C , COP , 5.00% , 08/01/28 .... 140 148,737
Series 2021A , COP , 5.00% , 08/01/28 .... 25 26,560
Orlando Utilities Commission
Series 2021A , RB , 5.00% , 10/01/28 ..... 20 21,383
Series 2024A , RB , 5.00% , 10/01/28 ..... 500 534,563
Palm Beach County School District
Series 2017B , COP , 5.00% , 08/01/28 .... 35 37,175

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2018B , COP , 5.00% , 08/01/28 .... USD 770 $ 817,841
Series 2022B , COP , 5.00% , 08/01/28 .... 175 185,873
Series 2018C , COP , 5.00% , 08/01/29 .... 175 185,624
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/28 ................. 500 532,678
School Board of Miami-Dade County (The)
Series 2015D , COP , 5.00% , 02/01/28 .... 150 150,734
Series 2017 , GO , 5.00% , 03/15/28 ...... 25 25,768
Series 2022A , GO , 5.00% , 03/15/28 ( BAM ) 55 57,920
Series 2025A , COP , 5.00% , 05/01/28 .... 630 664,341
School District of Broward County
Series 2025A , COP , 5.00% , 07/01/28 .... 20 21,194
Series A , COP , 5.00% , 07/01/28 ........ 20 20,263
Series 2019 , GO , 5.00% , 07/01/30 ...... 95 100,409
State of Florida
Series 2016D , GO , 5.00% , 06/01/28 ..... 150 151,869
Series 2017B , GO , 5.00% , 06/01/28 ..... 265 274,564
Series 2018A , GO , 5.00% , 06/01/28 ..... 100 106,274
Series 2019C , GO , 5.00% , 06/01/28 ..... 295 313,507
Series 2019D , GO , 5.00% , 06/01/28 ..... 255 270,998
Series 2018B , GO , 5.00% , 07/01/28 ..... 190 201,748
Series 2020A , GO , 5.00% , 07/01/28 ..... 155 164,831
Series 2022A , GO , 5.00% , 07/01/28 ..... 570 606,153
Series 2018B , GO , 5.00% , 07/01/29 ..... 100 106,374
Series 2018C , GO , 5.00% , 06/01/30 ..... 220 234,080
Series 2019A , GO , 5.00% , 07/01/31 ..... 75 79,821
State of Florida Department of Transportation
Series 2019A , RB , 5.00% , 07/01/28 ..... 640 680,593
Series 2020 , RB , 5.00% , 07/01/28 ...... 295 313,241
Series 2018 , RB , 5.00% , 07/01/31 ...... 100 106,012
Series 2018 , RB , 5.00% , 07/01/32 ...... 330 349,371
State of Florida Department of Transportation
Turnpike System
Series 2017A , RB , 5.00% , 07/01/28 ..... 20 20,806
Series 2018A , RB , 5.00% , 07/01/28 ..... 155 164,708
Series 2019A , RB , 5.00% , 07/01/28 ..... 160 170,021
Series 2019B , RB , 5.00% , 07/01/28 ..... 105 111,576
Series 2020A , RB , 5.00% , 07/01/28 ..... 540 573,820
Series 2020B , RB , 5.00% , 07/01/28 ..... 100 106,263
Series 2021B , RB , 5.00% , 07/01/28 ..... 205 217,839
Series 2022A , RB , 5.00% , 07/01/28 ..... 150 159,395
Series 2018A , RB , 5.00% , 07/01/29 ..... 30 31,936
State of Florida Lottery
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,070 1,135,595
Series 2019A , RB , 5.00% , 07/01/28 ..... 250 265,326
21,064,386
Georgia — 1.8%
Atlanta Urban Residential Finance Authority,
Series 2024B, RB, VRDN, 2.92%, 05/01/28
(a)
1,000 997,954
Augusta Development Authority, Series 2018,
RB, 5.00%, 07/01/28 .............. 155 162,435
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/28 ..... 80 85,061
Series 2022A , RB , 5.00% , 07/01/28 ..... 245 260,501
City of Atlanta Water & Wastewater
Series 2017A , RB , 5.00% , 11/01/28 ..... 130 136,052
Series 2018C , RB , 5.00% , 11/01/28 ..... 200 209,311
Series 2004 , RB , 5.75% , 11/01/28 ...... 160 174,672
Forsyth County School District, Series 2018, GO,
5.00%, 02/01/30 ................. 265 279,828
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/28 ...... 605 643,534
Series 2022 , RB , 5.00% , 07/01/28 ...... 320 340,382
Security
Par (000)
Par (000) Value
Georgia (continued)
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/28 .......... USD 265 $ 280,868
Gwinnett County Water & Sewerage Authority,
Series 2019, RB, 5.00%, 08/01/28 ...... 190 202,742
Henry County School District, Series 2021, GO,
4.00%, 08/01/28 (SAW) ............ 200 207,651
Main Street Natural Gas, Inc., Series 2021C, RB,
VRDN, 4.00%, 12/01/28
(a)
........... 845 862,106
Metropolitan Atlanta Rapid Transit Authority
Series 2019A , RB , 5.00% , 07/01/28 ..... 85 90,369
Series 2020A , RB , 5.00% , 07/01/28 ..... 150 159,474
Series 2023B , RB , 5.00% , 07/01/28 ..... 365 388,054
Municipal Electric Authority of Georgia
Series 2020 , RB , 5.00% , 01/01/28 ...... 20 20,948
Series 2024A , RB , 5.00% , 01/01/28 ..... 55 57,608
Series 2020A , RB , 5.00% , 11/01/28 ..... 385 411,364
State of Georgia
Series 2023C , GO , 4.00% , 01/01/28 ..... 175 180,584
Series 2017A-2 , GO , 5.00% , 02/01/28 .... 470 484,463
Series 2022C , GO , 4.00% , 07/01/28 ..... 295 306,645
Series 2016F , GO , 5.00% , 07/01/28 ..... 95 97,745
Series 2018A , GO , 5.00% , 07/01/28 ..... 375 399,404
Series 2019A , GO , 5.00% , 07/01/28 ..... 450 479,284
Series 2020A , GO , 5.00% , 08/01/28 ..... 325 346,813
Series 2016E , GO , 5.00% , 12/01/28 ..... 350 359,072
Series 2018A , GO , 5.00% , 07/01/29 ..... 200 213,167
Series 2018A , GO , 5.00% , 07/01/30 ..... 360 383,794
9,221,885
Hawaii — 1.4%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/28 ..... 330 341,542
Series 2019B , RB , 5.00% , 07/01/28 ..... 555 589,612
Series 2022A , RB , 5.00% , 07/01/28 ..... 105 111,548
City & County of Honolulu
Series 2021E , GO , 5.00% , 03/01/28 ..... 350 369,492
Series 2022C , GO , 5.00% , 07/01/28 ..... 205 218,057
Series 2019C , GO , 4.00% , 08/01/28 ..... 430 445,523
Series 2019A , GO , 5.00% , 09/01/28 ..... 380 405,724
Series D , GO , 5.00% , 09/01/28 ........ 30 31,289
Series 2022A , GO , 5.00% , 11/01/28 ..... 905 969,916
Series 2019A , GO , 5.00% , 09/01/29 ..... 20 21,317
Series 2019A , GO , 5.00% , 09/01/30 ..... 840 895,355
County of Hawaii
Series A , GO , 5.00% , 09/01/28 ........ 425 428,488
County of Maui, Series 2018, GO,
5.00%, 09/01/28 ................. 55 58,646
State of Hawaii
Series 2019FW , GO , 5.00% , 01/01/28 .... 135 141,921
Series FK , GO , 5.00% , 05/01/28 ....... 50 51,766
Series FG , GO , 5.00% , 10/01/28 ....... 250 254,905
Series FH , GO , 5.00% , 10/01/28 ....... 175 178,433
Series FN , GO , 5.00% , 10/01/28 ....... 80 83,604
Series 2018FT , GO , 5.00% , 01/01/29 .... 520 547,098
Series 2018FT , GO , 5.00% , 01/01/30 .... 35 36,812
Series 2018FT , GO , 5.00% , 01/01/31 .... 495 520,378
Series 2018FT , GO , 5.00% , 01/01/32 .... 285 299,373
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/28 .............. 250 253,484
University of Hawaii, Series 2017D, RB,
3.00%, 10/01/28 ................. 50 50,097
7,304,380

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Idaho — 0.2%
Idaho Housing & Finance Association
Series 2024A , RB , 3.35% , 07/01/28 ( GNMA/
FNMA/FHLMC/GTD ) ............. USD 245 $ 246,818
Series 2023A , RB , 5.00% , 08/15/28 ..... 200 213,436
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/28 .............. 500 531,111
991,365
Illinois — 4.5%
Board of Trustees of the University of Illinois
(The), Series 2023A, RB, 5.00%, 04/01/28 . 130 136,980
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/28 (BAM) ..... 230 241,315
Chicago O'Hare International Airport
Series 2022D , RB , 5.00% , 01/01/28 ..... 180 188,816
Series 2024D , RB , 5.00% , 01/01/28 ..... 40 41,959
Series B , RB , 5.00% , 01/01/28 ......... 125 125,417
Series C , RB , 5.00% , 01/01/28 ......... 855 857,852
Series D , RB , 5.25% , 01/01/28 ......... 80 82,303
Series E , RB , 5.25% , 01/01/28 ......... 415 426,947
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/28 ...... 140 146,591
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/28 . 520 553,189
City of Chicago, Series 2020A, GO,
5.00%, 01/01/28 ................. 500 511,603
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/28 (BAM) ............ 535 560,671
County of Cook
Series 2021B , GO , 4.00% , 11/15/28 ..... 110 113,907
Series 2024 , RB , 5.00% , 11/15/28 ...... 1,000 1,066,524
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/28 .......... 225 240,313
Illinois Finance Authority
Series 2016 , RB , 5.00% , 01/01/28 ...... 920 922,995
Series 2019 , RB , 5.00% , 07/01/28 ...... 675 716,326
Series 2021A , RB , 5.00% , 10/01/28 ..... 640 681,328
Series 2015 , RB , 5.00% , 12/01/28 ...... 105 112,265
Illinois State Toll Highway Authority
Series 2015B , RB , 5.00% , 01/01/28 ..... 840 842,749
Series 2017A , RB , 5.00% , 01/01/28 ..... 20 20,985
Series 2018A , RB , 5.00% , 01/01/28 ..... 1,475 1,547,658
Series 2019B , RB , 5.00% , 01/01/28 ..... 265 278,054
Series 2019C , RB , 5.00% , 01/01/28 ..... 1,045 1,096,476
Series 2024A , RB , 5.00% , 01/01/28 ..... 25 26,231
Metropolitan Water Reclamation District
of Greater Chicago, Series A, GO,
5.00%, 12/01/28 ................. 170 173,706
Sales Tax Securitization Corp.
Series 2020A , RB , 5.00% , 01/01/28 ..... 210 219,272
Series 2021A , RB , 5.00% , 01/01/28 ..... 750 783,114
Series 2023A , RB , 5.00% , 01/01/28 ..... 220 230,034
Southwestern Illinois Development Authority,
Series 2020, RB, 5.00%, 04/15/28 ...... 110 115,853
State of Illinois
Series 2016 , GO , 5.00% , 02/01/28 ...... 460 471,145
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,540 1,611,926
Series 2022A , GO , 5.00% , 03/01/28 ..... 260 272,383
Series 2022B , GO , 5.00% , 03/01/28 ..... 1,225 1,283,342
Series 2024B , GO , 5.00% , 05/01/28 ..... 220 231,207
Series 2023D , GO , 5.00% , 07/01/28 ..... 400 421,666
Series 2018A , GO , 5.00% , 10/01/28 ..... 2,095 2,218,678
Series 2016 , GO , 5.00% , 11/01/28 ...... 500 510,115
Series 2017D , GO , 5.00% , 11/01/28 ..... 670 696,268
Series 2019A , GO , 5.00% , 11/01/28 ..... 675 715,952
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2018A , GO , 5.00% , 05/01/29 ..... USD 310 $ 325,749
Series 2018A , GO , 5.00% , 05/01/30 ..... 120 126,037
Series 2018A , GO , 5.00% , 10/01/30 ..... 215 227,399
State of Illinois Sales Tax, Series 2021C, RB,
5.00%, 06/15/28 ................. 715 751,699
Will Grundy Etc Counties Community
College District No. 525, Series 2019, GO,
3.00%, 01/01/28 ................. 515 515,193
23,440,192
Indiana — 2.3%
City of Indianapolis Department of Public Utilities
Water System
Series 2016B , RB , 5.00% , 10/01/28 ..... 760 774,187
Series 2018A , RB , 5.00% , 10/01/28 ..... 305 325,296
Series 2018A , RB , 5.00% , 10/01/30 ..... 670 715,179
Indiana Finance Authority
Series 2017C , RB , 5.00% , 02/01/28 ..... 345 363,685
Series 2018A , RB , 5.00% , 02/01/28 ..... 80 84,333
Series 2019A , RB , 5.00% , 02/01/28 ..... 650 685,204
Series 2019E , RB , 5.00% , 02/01/28 ..... 575 606,142
Series 2021B , RB , 5.00% , 02/01/28 ..... 125 131,770
Series B , RB , 5.00% , 02/01/28 ......... 480 482,457
Series D , RB , 5.00% , 02/01/28 ......... 25 25,417
Series 2016C , RB , 5.00% , 06/01/28 ..... 1,390 1,452,608
Series 2016 , RB , 5.00% , 09/01/28 ...... 20 20,345
Series 2016A , RB , 5.00% , 10/01/28 ..... 105 107,036
Series 2022A , RB , 5.00% , 10/01/28 ..... 25 26,700
Series 2017A , RB , 5.00% , 11/01/28 ..... 185 197,178
Series 2017C , RB , 5.00% , 11/01/28 ..... 100 104,245
Series 2017C , RB , 5.00% , 02/01/29 ..... 335 352,734
Series 2017C , RB , 5.00% , 02/01/30 ..... 580 610,579
Indiana Municipal Power Agency
Series 2019A , RB , 5.00% , 01/01/28 ..... 55 57,619
Series 2025A , RB , 5.00% , 01/01/28 ..... 1,000 1,049,561
Indiana University
Series Y , RB , 5.00% , 08/01/28 ......... 25 25,928
Series Z-1 , RB , 5.00% , 08/01/28 ....... 110 117,175
Indianapolis Local Public Improvement Bond
Bank
Series 2017A , RB , 5.00% , 01/15/28 ..... 580 596,266
Series 2019A , RB , 5.00% , 02/01/28 ..... 25 26,220
Series 2022B , RB , 5.00% , 02/01/28 ..... 85 89,394
Series 2025A , RB , 5.00% , 07/15/28 ..... 165 175,445
Series 2017C , RB , 5.00% , 01/01/31 ..... 710 745,038
Purdue University
Series 2016A , RB , 5.00% , 07/01/28 ..... 130 131,849
Series EE , RB , 5.00% , 07/01/28 ........ 360 382,480
Tippecanoe County School Building Corp.,
Series 2019, RB, 4.00%, 01/15/28 (ST
INTERCEPT) ................... 1,510 1,550,205
12,012,275
Iowa — 0.7%
City of Des Moines
Series 2020D , GO , 5.00% , 06/01/28 ..... 715 758,513
Series 2021A , GO , 5.00% , 06/01/28 ..... 35 37,130
Series 2021F , GO , 5.00% , 06/01/28 ..... 145 153,824
Series 2020D , GO , 4.00% , 06/01/30 ..... 20 20,687
County of Polk
Series 2020A , GO , 3.00% , 06/01/28 ..... 250 251,883
Series 2020A , GO , 3.00% , 06/01/29 ..... 30 30,308
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/28 ...... 100 104,225
Series 2020A , RB , 5.00% , 08/01/28 ..... 525 559,587

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Iowa (continued)
Series 2022A , RB , 5.00% , 08/01/28 ..... USD 220 $ 234,675
Series 2019A , RB , 5.00% , 08/01/30 ..... 200 212,577
Series 2019A , RB , 5.00% , 08/01/31 ..... 125 132,917
State of Iowa, Series 2016A, RB,
5.00%, 06/01/28 ................. 145 146,732
State of Iowa Board of Regents
Series 2022A , RB , 5.00% , 09/01/28 ..... 25 26,581
Series 2025A , RB , 5.00% , 09/01/28 ..... 1,000 1,063,241
3,732,880
Kansas — 0.3%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/28 ................. 60 62,657
Kansas Development Finance Authority
Series 2022D , RB , 5.00% , 04/01/28 ..... 45 47,351
Series 2019SRF , RB , 5.00% , 05/01/28 ... 20 21,119
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/28 ................. 235 250,895
Sedgwick County Unified School District No. 265
Goddard, Series 2016B, GO, 5.00%, 10/01/28 90 91,901
Sedgwick County Unified School District No. 266
Maize, Series 2019A, GO, 4.00%, 09/01/28 50 51,157
Seward County Unified School District No. 480
Liberal, Series 2017, GO, 4.00%, 09/01/28 . 75 76,705
State of Kansas Department of Transportation
Series 2017A , RB , 5.00% , 09/01/28 ..... 225 234,388
Series 2018A , RB , 5.00% , 09/01/28 ..... 340 354,248
Series 2024A , RB , 5.00% , 09/01/28 ..... 250 266,839
1,457,260
Kentucky — 1.2%
Campbell Kenton & Boone Counties
Sanitation District No. 1, Series 2020, RB,
2.00%, 08/01/31 ................. 500 460,432
Kentucky Infrastructure Authority
Series 2018A , RB , 5.00% , 02/01/30 ..... 680 716,873
Series 2018A , RB , 5.00% , 02/01/31 ..... 30 31,637
Kentucky Public Energy Authority, Series 2019C,
RB, VRDN, 4.00%, 02/01/28
(a)
........ 2,530 2,572,742
Kentucky State Property & Building Commission
RB , 5.00% , 04/01/28 ............... 25 25,864
Series A , RB , 5.00% , 04/01/28
(c)
........ 455 479,812
Series A , RB , 5.00% , 05/01/28 ......... 250 264,049
Series A , RB , 5.00% , 10/01/28 ......... 40 42,566
Series 2024A , RB , 5.00% , 11/01/28 ..... 30 31,980
Series 2024B , RB , 5.00% , 11/01/28 ..... 405 431,733
Series A , RB , 5.00% , 11/01/28 ......... 25 26,717
Series B , RB , 5.00% , 11/01/28 ( SAP ) .... 270 275,876
RB , 5.00% , 05/01/30 ............... 20 21,101
Kentucky Turnpike Authority
Series 2016A , RB , 5.00% , 07/01/28 ..... 535 541,135
Series B , RB , 5.00% , 07/01/28 ......... 25 25,915
Louisville & Jefferson County Metropolitan
Government, Series 2020A, GO,
4.00%, 10/01/28 ................. 260 266,387
Scott County School District Finance Corp.,
Series 2016, RB, 4.00%, 02/01/28 (ST
INTERCEPT) ................... 20 20,459
6,235,278
Louisiana — 1.0%
New Orleans Aviation Board, Series 2018, RB,
5.00%, 01/01/28 ................. 50 52,460
Parish of St. John the Baptist, Series 2017C, RB,
VRDN, 3.30%, 07/03/28
(a)
........... 1,250 1,265,205
Security
Par (000)
Par (000) Value
Louisiana (continued)
State of Louisiana
Series 2021A , GO , 5.00% , 03/01/28 ..... USD 295 $ 311,230
Series 2016B , GO , 5.00% , 08/01/28 ..... 130 132,071
Series 2016A , GO , 5.00% , 09/01/28 ..... 560 569,592
Series 2019A , RB , 5.00% , 09/01/28 ..... 75 79,910
Series 2021 , RB , 5.00% , 09/01/28 ...... 1,195 1,273,230
Series 2023 , RB , 5.00% , 09/01/28 ...... 25 26,637
Series 2017-B , GO , 5.00% , 10/01/28 .... 425 443,566
Series 2024C , GO , 5.00% , 12/01/28 ..... 500 536,405
Series 2019A , RB , 5.00% , 09/01/29 ..... 585 621,474
State of Louisiana Gasoline & Fuels Tax
Series 2024A , RB , 5.00% , 05/01/28 ..... 65 68,658
Series C , RB , 5.00% , 05/01/28 ......... 35 36,575
5,417,013
Maine — 0.6%
City of Portland, Series 2021, GO,
5.00%, 04/01/28 ................. 190 201,142
Maine Governmental Facilities Authority
Series 2018A , RB , 5.00% , 10/01/28 ..... 60 63,972
Series 2020A , RB , 5.00% , 10/01/28 ..... 150 159,929
Series 2025A , RB , 5.00% , 10/01/28 ..... 115 122,613
Maine Municipal Bond Bank
Series 2018A , RB , 5.00% , 09/01/28 ..... 100 101,688
Series 2018A , RB , 5.00% , 11/01/28 ..... 210 224,618
Series 2020A , RB , 5.00% , 11/01/28 ..... 40 42,784
Series 2021A , RB , 5.00% , 11/01/28 ..... 35 37,436
Series C , RB , 5.00% , 11/01/28 ......... 195 203,846
Maine State Housing Authority, Series 2020G,
RB, 1.45%, 11/15/28 .............. 280 262,889
Maine Turnpike Authority
Series 2022 , RB , 5.00% , 07/01/28 ...... 205 217,943
Series 2018 , RB , 5.00% , 07/01/29 ...... 55 58,387
State of Maine
Series 2018D , GO , 5.00% , 06/01/28 ..... 150 159,329
Series 2019B , GO , 5.00% , 06/01/28 ..... 875 929,421
Series 2020B , GO , 5.00% , 06/01/28 ..... 305 323,970
Series 2021B , GO , 5.00% , 06/01/28 ..... 170 180,573
Series 2022B , GO , 5.00% , 06/01/28 ..... 50 53,110
3,343,650
Maryland — 2.9%
City of Baltimore
Series 2017A , RB , 5.00% , 07/01/28 ..... 20 20,519
Series 2017A , GO , 5.00% , 10/15/28 ..... 30 31,313
Series 2019A , GO , 5.00% , 10/15/28 ..... 110 117,736
County of Anne Arundel
Series 2024 , GO , 5.00% , 04/01/28 ...... 65 68,828
Series 2018 , GO , 5.00% , 10/01/28 ...... 190 198,471
Series 2019 , GO , 5.00% , 10/01/28 ...... 175 187,448
Series 2020 , GO , 5.00% , 10/01/28 ...... 200 214,227
County of Baltimore
Series 2021 , GO , 5.00% , 03/01/28 ...... 70 73,962
Series 2022 , GO , 5.00% , 03/01/28 ...... 145 153,207
Series 79 , GO , 5.00% , 03/01/28 ........ 30 30,928
Series 2018 , GO , 5.00% , 03/01/29 ...... 755 797,559
County of Frederick
Series 2019A , GO , 5.00% , 08/01/28 ..... 125 133,379
Series 2021A , GO , 5.00% , 10/01/28 ..... 150 160,670
County of Howard
Series 2017B , GO , 5.00% , 02/15/28 ..... 220 226,579
Series 2017D , GO , 5.00% , 02/15/28 ..... 245 258,657
Series 2017E , GO , 5.00% , 02/15/28 ..... 55 58,066
Series 2019A , GO , 5.00% , 08/15/28 ..... 300 320,397
Series 2019A , GO , 5.00% , 08/15/29 ..... 195 208,246

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2018A , GO , 5.00% , 02/15/31 ..... USD 25 $ 26,340
County of Montgomery
Series 2020A , GO , 4.00% , 08/01/28 ..... 590 613,191
Series 2020B , GO , 4.00% , 11/01/28 ..... 315 328,552
Series 2019A , GO , 5.00% , 11/01/28 ..... 225 241,469
Series 2018A , GO , 5.00% , 11/01/28 ..... 410 440,011
Series 2018A , GO , 5.00% , 11/01/29 ..... 130 139,503
County of Prince George's
Series 2017B , GO , 5.00% , 07/15/28 ..... 25 25,987
Series 2018A , GO , 5.00% , 07/15/28 ..... 100 106,541
Series 2017A , GO , 3.00% , 09/15/28 ..... 300 300,786
Series 2020B , GO , 5.00% , 09/15/28 ..... 295 315,493
Series 2020A , GO , 5.00% , 07/15/30 ..... 255 271,108
Series 2018A , GO , 5.00% , 07/15/31 ..... 395 419,842
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/28 250 263,958
Maryland Stadium Authority, Series 2018A, RB,
5.00%, 05/01/47 (ST INTERCEPT) ..... 100 105,833
Maryland State Transportation Authority
Series 2017 , RB , 5.00% , 07/01/28 ...... 40 41,476
Series 2021A , RB , 5.00% , 07/01/28 ..... 135 143,591
State of Maryland
Series 2021A , GO , 5.00% , 03/01/28 ..... 250 264,092
Series 2017 , GO , 5.00% , 03/15/28 ...... 110 113,489
Series 2018A , GO , 5.00% , 03/15/28 ..... 40 42,293
Series 2019-1 , GO , 5.00% , 03/15/28 ..... 1,105 1,168,335
Series 2018B , GO , 5.00% , 08/01/28 ..... 245 261,289
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 355 378,602
Series 2021A , GO , 5.00% , 08/01/28 ..... 1,050 1,119,809
Series 2A , GO , 5.00% , 08/01/28 ....... 125 133,311
Series 2018A , GO , 5.00% , 03/15/29 ..... 340 359,326
Series 2018-2 , GO , 5.00% , 08/01/29 ..... 275 293,042
Series 2018A , GO , 5.00% , 03/15/30 ..... 20 21,126
Series 2018 , GO , 5.00% , 08/01/30 ...... 365 388,723
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 09/01/28 ...... 240 250,444
Series 2018 , RB , 5.00% , 10/01/28 ...... 200 204,374
Series 2019 , RB , 5.00% , 10/01/28 ...... 325 339,794
Series 2020 , RB , 5.00% , 10/01/28 ...... 90 96,347
Series 2021A , RB , 5.00% , 10/01/28 ..... 250 267,631
Series 2021B , RB , 5.00% , 12/01/28 ..... 785 843,532
Series 2018 , RB , 4.00% , 05/01/30 ...... 95 97,905
Washington Suburban Sanitary Commission
Series 2016 , RB , 5.00% , 06/01/28 ( GTD ) . 545 552,400
Series 2017-2 , RB , 5.00% , 06/01/28 ( GTD ) 20 20,736
Series 2018 , RB , 5.00% , 06/01/28 ( GTD ) . 280 297,631
Series 2021 , RB , 5.00% , 06/01/28 ( GTD ) . 205 217,909
Series 2020 , RB , 5.00% , 12/01/28 ( GTD ) . 115 123,649
Series 2018 , RB , 5.00% , 06/01/30 ( GTD ) . 335 355,583
15,255,245
Massachusetts — 1.4%
Commonwealth of Massachusetts
Series 2022A , GO , 5.00% , 02/01/28 ..... 255 269,006
Series 2020A , GO , 5.00% , 03/01/28 ..... 215 227,249
Series 2019C , GO , 5.00% , 05/01/28 ..... 540 572,992
Series 2016B , GO , 5.00% , 07/01/28 ..... 455 484,646
Series 2018B , GO , 5.00% , 07/01/28 ..... 320 340,850
Series 2020D , GO , 5.00% , 07/01/28 ..... 100 106,516
Series B , GO , 5.25% , 08/01/28 ........ 440 472,469
Series 2018C , GO , 5.00% , 09/01/28 ..... 145 155,041
Series 2021C , GO , 5.00% , 09/01/28 ..... 110 117,617
Series 2020E , GO , 5.00% , 11/01/28 ..... 295 316,646
Series 2022D , GO , 5.00% , 11/01/28 ..... 255 273,711
Series 2018E , GO , 5.00% , 09/01/29 ..... 95 101,545
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2018B , GO , 5.00% , 01/01/30 ..... USD 490 $ 515,738
Series 2018B , GO , 5.00% , 01/01/31 ..... 25 26,312
Massachusetts Bay Transportation Authority
Sales Tax
Series 2017A-2 , RB , 5.00% , 07/01/28 .... 45 46,819
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 07/01/28 ................ 105 111,914
Series 2005B , RB , 5.50% , 07/01/28 ( NPFGC ) 150 161,798
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(b)
.................... 230 216,451
Massachusetts Development Finance Agency,
Series 2016A, RB, 5.00%, 07/15/28 ..... 170 172,749
Massachusetts Health & Educational Facilities
Authority, Series M, RB, 5.25%, 07/01/28 .. 100 107,284
Massachusetts Housing Finance Agency, Series
2023C2, RB, 4.05%, 12/01/28 ........ 500 508,414
Massachusetts School Building Authority, Series
2025B, RB, 5.00%, 02/15/28
(c)
........ 205 216,016
Massachusetts State College Building Authority,
Series 2017D, RB, 5.00%, 05/01/29 (ST
INTERCEPT) ................... 155 163,880
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/28 ..... 170 173,088
Series B , RB , 5.00% , 08/01/28 ......... 25 26,057
Series B , RB , 5.25% , 08/01/28 ......... 135 145,208
University of Massachusetts Building Authority
Series 2019-1 , RB , 5.00% , 05/01/28 ..... 160 169,369
Series 2021-1 , RB , 5.00% , 11/01/28 ..... 1,000 1,073,317
7,272,702
Michigan — 1.3%
Grand Traverse County Hospital Finance
Authority, Series 2021, RB, 5.00%, 07/01/28 80 84,361
Great Lakes Water Authority Sewage Disposal
System, Series 2018B, RB, 5.00%, 07/01/28 190 201,633
Great Lakes Water Authority Water Supply
System
Series 2023B , RB , 5.00% , 07/01/28 ..... 125 132,653
Series C , RB , 5.00% , 07/01/28 ......... 35 35,521
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/28 (BAM) ............. 150 160,120
Michigan Finance Authority
Series 2022A , RB , 5.00% , 04/15/28 ..... 165 173,960
Series 2016B , RB , 5.00% , 10/01/28 ..... 550 560,616
Series 2018B , RB , 5.00% , 10/01/28 ..... 130 138,937
Series 2017MI , RB , 5.00% , 12/01/28 .... 110 113,871
Series 2018B , RB , 5.00% , 10/01/30 ..... 525 563,114
Series 2018B , RB , 5.00% , 10/01/31 ..... 255 273,045
Michigan State Building Authority
Series 2019I , RB , 5.00% , 04/15/28 ...... 250 264,338
Series 2020I , RB , 5.00% , 04/15/28 ...... 480 507,529
Series 2016I , RB , 5.00% , 10/15/28 ...... 140 143,051
Series 2020I , RB , 5.00% , 10/15/28 ...... 325 347,455
Michigan State Hospital Finance Authority,
Series 2008C, RB, 5.00%, 12/01/28 ..... 365 381,803
Michigan State Housing Development Authority
Series 2023A , RB , 3.10% , 06/01/28 ..... 150 150,149
Series 2023B , RB , 3.80% , 06/01/28 ..... 195 198,794
Michigan State University
Series 2019B , RB , 5.00% , 02/15/28 ..... 470 494,850
Series 2023A , RB , 5.00% , 08/15/28 ..... 25 26,612
Northern Michigan University, Series 2018A, RB,
5.00%, 12/01/30 ................. 210 221,887

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan (continued)
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/28 ..... USD 500 $ 537,039
Series 2021B , RB , 5.00% , 11/15/28 ..... 140 150,371
Series 2023 , RB , 5.00% , 11/15/28 ...... 185 198,705
University of Michigan
Series 2015 , RB , 5.00% , 04/01/28 ...... 180 181,677
Series 2020A , RB , 5.00% , 04/01/28 ..... 70 74,078
Series 2018A , RB , 5.00% , 04/01/32 ..... 120 126,925
Wayne County Airport Authority
Series 2023C , RB , 5.00% , 12/01/28 ..... 50 53,507
Series 2018A , RB , 5.00% , 12/01/30 ..... 40 42,616
6,539,217
Minnesota — 1.8%
City of Minneapolis
Series 2023A , RB , VRDN 5.00% , 11/15/28
(a)
2,000 2,099,729
Series 2019 , GO , 3.00% , 12/01/28 ...... 75 75,123
County of Hennepin
Series 2016A , GO , 5.00% , 12/01/28 ..... 365 373,227
Series 2016B , GO , 5.00% , 12/01/28 ..... 115 117,592
Series 2016C , GO , 5.00% , 12/01/28 ..... 100 107,487
Series 2020B , GO , 5.00% , 12/01/28 ..... 295 317,087
Series 2021A , GO , 5.00% , 12/01/28 ..... 100 107,487
Metropolitan Council
Series 2017C , GO , 4.00% , 03/01/28 ..... 320 325,596
Series 2019A , GO , 4.00% , 03/01/28 ..... 65 65,290
Series 2018C , GO , 5.00% , 03/01/28 ..... 355 366,246
Series 2019B , GO , 5.00% , 03/01/28 ..... 20 21,085
Series 2020B , GO , 5.00% , 03/01/28 ..... 385 405,887
Series 2023B , GO , 5.00% , 03/01/28 ..... 30 31,628
Series 2020E , GO , 5.00% , 12/01/28 ..... 100 107,180
Series 2021C , GO , 5.00% , 12/01/28 ..... 820 878,874
Series 2019B , GO , 4.00% , 03/01/30 ..... 50 51,730
Minneapolis-St. Paul Metropolitan Airports
Commission
Series 2019A , RB , 5.00% , 01/01/28 ..... 100 105,006
Series 2022A , RB , 5.00% , 01/01/28 ..... 20 21,001
Series A , RB , 5.00% , 01/01/28 ......... 330 338,525
Minnesota Public Facilities Authority State
Revolving Fund, Series 2016A, RB,
5.00%, 03/01/28 ................. 160 161,191
Southern Minnesota Municipal Power Agency,
Series 2015A, RB, 5.00%, 01/01/28 ..... 65 65,217
State of Minnesota
Series 2018B , GO , 5.00% , 08/01/28 ..... 80 85,317
Series 2019A , GO , 5.00% , 08/01/28 ..... 415 442,580
Series 2020A , GO , 5.00% , 08/01/28 ..... 315 335,934
Series 2022D , GO , 5.00% , 08/01/28 ..... 190 202,627
Series 2021A , GO , 5.00% , 09/01/28 ..... 300 320,546
Series 2021B , GO , 5.00% , 09/01/28 ..... 535 571,640
Series 2017A , GO , 5.00% , 10/01/28 ..... 450 471,265
Series 2017B , GO , 5.00% , 10/01/28 ..... 130 136,118
Series 2018A , GO , 5.00% , 08/01/29 ..... 670 715,640
Series 2018A , GO , 5.00% , 08/01/30 ..... 45 48,066
9,471,921
Mississippi — 0.4%
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/28 ..... 1,205 1,259,713
Series 2016B , GO , 5.00% , 12/01/28 ..... 450 460,696
State of Mississippi Gaming Tax, Series 2019A,
RB, 5.00%, 10/15/30 .............. 350 369,385
2,089,794
Security
Par (000)
Par (000) Value
Missouri — 1.2%
City of Kansas City, Series 2020A, RB,
5.00%, 12/01/28 ................. USD 80 $ 85,889
City of Kansas Sanitary Sewer System
Series 2018A , RB , 5.00% , 01/01/29 ..... 195 204,897
Series 2018A , RB , 5.00% , 01/01/30 ..... 445 467,529
Health & Educational Facilities Authority of the
State of Missouri
Series 2018A , RB , 5.00% , 06/01/28 ..... 305 320,876
Series 2022A , RB , 5.00% , 06/01/28 ..... 395 414,848
Series 2019A , RB , 5.00% , 11/15/28 ..... 670 710,673
Series 2025B , RB , 5.00% , 11/15/28
(c)
.... 250 265,177
Series 2018A , RB , 5.00% , 06/01/29 ..... 500 529,843
Metropolitan St. Louis Sewer District, Series
2017A, RB, 5.00%, 05/01/28 ......... 95 98,260
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/28 ..... 205 217,075
Missouri Joint Municipal Electric Utility
Commission
Series 2017 , RB , 5.00% , 01/01/28 ...... 505 528,357
Series 2023 , RB , 5.00% , 01/01/28 ...... 325 340,032
Series 2024 , RB , 5.00% , 01/01/28 ...... 250 261,241
Series 2025 , RB , 5.00% , 12/01/28 ...... 100 106,748
Missouri State Board of Public Buildings, Series
2020B, RB, 4.00%, 10/01/28 ......... 1,855 1,918,122
6,469,567
Montana — 0.0%
State of Montana, Series 2020C, GO,
5.00%, 08/01/28 ................. 110 117,057
Nebraska — 1.1%
City of Omaha
Series 2020A , RB , 4.00% , 04/01/28 ..... 30 30,897
Series 2021 , GO , 5.00% , 04/15/28 ...... 35 37,007
Series 2022 , GO , 5.00% , 04/15/28 ...... 50 52,868
Nebraska Public Power District
Series 2019A , RB , 5.00% , 01/01/28 ..... 150 156,970
Series B , RB , 5.00% , 01/01/28 ......... 60 61,685
Series C , RB , 5.00% , 01/01/28 ......... 210 210,709
Series 2023A , RB , 5.00% , 07/01/28 ..... 755 792,936
Series 2019A , RB , 5.00% , 01/01/29 ..... 25 26,242
Series 2019A , RB , 5.00% , 01/01/30 ..... 75 78,711
Omaha Public Power District
Series 2019A , RB , 4.00% , 02/01/28 ..... 205 211,231
Series 2016A , RB , 5.00% , 02/01/28 ..... 510 512,622
Series 2018A , RB , 5.00% , 02/01/28 ..... 1,000 1,053,174
Series 2022B , RB , 5.00% , 02/01/28 ..... 155 163,242
Series 2018A , RB , 5.00% , 02/01/29 ..... 385 404,958
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/28 .............. 170 178,447
University of Nebraska Facilities Corp. (The)
Series 2017A , RB , 4.00% , 07/15/28 ..... 120 122,713
Series 2018 , RB , 5.00% , 07/15/28 ...... 255 271,087
Series 2018 , RB , 5.00% , 07/15/29 ...... 175 185,569
Series 2018 , RB , 5.00% , 07/15/30 ...... 770 816,152
Village of Boys Town, Series 2017, RB,
3.00%, 09/01/28 ................. 250 250,080
5,617,300
Nevada — 1.9%
Clark County School District
Series 2017A , GO , 5.00% , 06/15/28 ..... 175 181,415
Series 2017C , GO , 5.00% , 06/15/28 ..... 145 151,934
Series 2019B , GO , 5.00% , 06/15/28 ..... 220 233,550
Series 2020A , GO , 5.00% , 06/15/28 ..... 500 530,795

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2020B , GO , 5.00% , 06/15/28 ( BAM ) USD 170 $ 180,470
Series 2022A , GO , 5.00% , 06/15/28 ..... 200 211,994
County of Clark
Series 2017 , GO , 5.00% , 06/01/28 ...... 75 77,789
Series 2019 , GO , 5.00% , 06/01/28 ...... 110 116,759
Series 2019B , GO , 5.00% , 06/01/28 ..... 225 238,826
Series 2016B , RB , 5.00% , 07/01/28 ..... 670 712,496
Series 2017 , GO , 2.38% , 11/01/28 ...... 1,000 979,083
Series 2016B , GO , 5.00% , 11/01/28 ..... 500 510,857
Series 2019A , GO , 5.00% , 12/01/28 ..... 115 123,440
Series 2018A , GO , 5.00% , 06/01/29 ..... 345 365,783
Series 2018 , GO , 5.00% , 12/01/30 ...... 270 289,584
County of Clark Department of Aviation
Series 2019B , RB , 5.00% , 07/01/28 ..... 380 403,436
Series 2024A , RB , 5.00% , 07/01/28 ..... 1,645 1,746,455
County of Washoe, Series 2018, RB,
5.00%, 02/01/28 ................. 250 262,974
Las Vegas Valley Water District
Series 2017A , GO , 5.00% , 02/01/28 ..... 25 25,736
Series 2021C , GO , 5.00% , 06/01/28 ..... 340 360,980
Nevada System of Higher Education, Series
2023, RB, 5.00%, 07/01/28 .......... 275 292,391
State of Nevada
Series 2018A , GO , 5.00% , 04/01/28 ..... 60 63,477
Series 2019A , GO , 5.00% , 05/01/28 ..... 410 434,589
Series 2021A , GO , 5.00% , 05/01/28 ..... 235 249,094
Series 2018A , GO , 4.00% , 04/01/31 ..... 105 108,069
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/28 ...... 190 192,417
Series 2018 , RB , 5.00% , 12/01/28 ...... 180 190,804
Series 2018 , RB , 5.00% , 12/01/29 ...... 200 212,127
Series 2018 , RB , 5.00% , 12/01/30 ...... 340 360,448
Washoe County School District
Series 2019A , GO , 5.00% , 06/01/28 ( BAM ) 20 21,234
Series 2021 , GO , 5.00% , 06/01/28 ...... 25 26,510
Series 2023A , GO , 5.00% , 06/01/28 ..... 35 37,115
Series 2024B , GO , 5.00% , 06/01/28 ..... 45 47,719
Series 2018 , GO , 5.00% , 10/01/30 ( BAM ) . 75 79,903
10,020,253
New Hampshire — 0.3%
City of Manchester, Series 2020A, GO,
4.00%, 06/15/28 ................. 35 36,068
New Hampshire Municipal Bond Bank
Series 2016E , RB , 4.00% , 08/15/28 ..... 125 126,212
Series 2017B , RB , 5.00% , 08/15/28 ( ST
INTERCEPT ) .................. 25 26,098
Series 2020B , RB , 5.00% , 08/15/28 ..... 755 805,071
New Hampshire State Turnpike System, Series
2022, RB, 5.00%, 08/01/28 .......... 45 47,893
State of New Hampshire, Series 2020D, GO,
5.00%, 12/01/28 ................. 265 285,175
1,326,517
New Jersey — 2.8%
County of Monmouth, Series 2017, GO,
5.00%, 07/15/28 ................. 100 104,167
Monmouth County Improvement Authority (The),
Series 2023, RB, 5.00%, 12/01/28 ...... 370 398,158
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/28 ... 3,220 3,384,777
Series 2017DDD , RB , 5.00% , 06/15/28 ... 330 341,879
Series 2018FFF , RB , 5.00% , 06/15/28 .... 1,060 1,120,959
Series 2019LLL , RB , 5.00% , 06/15/28 .... 120 126,901
Series 2022A , RB , 5.00% , 11/01/28 ..... 785 836,652
Security
Par (000)
Par (000) Value
New Jersey (continued)
New Jersey Housing & Mortgage Finance
Agency, Series 2020E, RB, 1.50%, 10/01/28 USD 130 $ 122,088
New Jersey Transportation Trust Fund Authority
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 760 769,953
Series 2018A , RB , 5.00% , 06/15/28 ..... 1,170 1,185,323
Series 2021A , RB , 5.00% , 06/15/28 ..... 1,145 1,210,847
Series 2023AA , RB , 5.00% , 06/15/28 .... 355 375,403
New Jersey Turnpike Authority
Series 2017B , RB , 5.00% , 01/01/28 ..... 195 204,694
Series 2025B , RB , 5.00% , 01/01/28 ..... 310 325,411
Series 2005A , RB , 5.25% , 01/01/28 ..... 185 195,522
Series 2017E , RB , 5.00% , 01/01/29 ..... 635 666,557
Series 2017B , RB , 5.00% , 01/01/31 ..... 195 204,695
Series 2017B , RB , 5.00% , 01/01/32 ..... 390 408,812
State of New Jersey
GO , 5.00% , 06/01/28 ............... 235 243,571
Series 2020A , GO , 5.00% , 06/01/28 ..... 2,375 2,515,812
14,742,181
New Mexico — 1.0%
New Mexico Finance Authority
RB , 5.00% , 06/01/28 ............... 125 129,558
Series 2019D , RB , 5.00% , 06/01/28 ..... 115 122,067
Series 2020B , RB , 5.00% , 06/01/28 ..... 50 53,072
Series 2022B , RB , 5.00% , 06/01/28 ..... 25 26,536
Series 2022C , RB , 5.00% , 06/01/28 ..... 70 74,301
Series 2023B , RB , 5.00% , 06/01/28 ..... 20 21,229
Series 2017D , RB , 5.00% , 06/15/28 ..... 80 82,992
Series 2018A , RB , 5.00% , 06/15/28 ..... 100 106,237
Series 2018E , RB , 5.00% , 06/15/28 ..... 205 217,786
Series 2021A , RB , 5.00% , 06/15/28 ..... 765 812,715
Series 2024A , RB , 5.00% , 06/15/28 ..... 20 21,247
Series 2018D , RB , 5.00% , 06/01/29 ..... 100 106,024
Series 2018A , RB , 5.00% , 06/15/29 ..... 115 122,063
Series 2018D , RB , 5.00% , 06/01/30 ..... 80 84,708
Series 2018A , RB , 5.00% , 06/15/30 ..... 35 37,062
New Mexico Municipal Energy Acquisition
Authority, Series 2025, RB, 5.00%, 05/01/28
(c)
10 10,416
State of New Mexico
Series 2021 , GO , 5.00% , 03/01/28 ...... 515 543,083
Series 2025 , GO , 5.00% , 03/01/28 ...... 75 79,090
Series 2023 , GO , 5.50% , 03/01/28 ...... 275 293,082
State of New Mexico Severance Tax Permanent
Fund
Series 2018A , RB , 5.00% , 07/01/28 ..... 520 552,016
Series 2020A , RB , 5.00% , 07/01/28 ..... 25 26,539
Series 2021A , RB , 5.00% , 07/01/28 ..... 1,135 1,204,880
Series 2022A , RB , 5.00% , 07/01/28 ..... 115 122,080
Series 2022B , RB , 5.00% , 07/01/28 ..... 380 403,396
5,252,179
New York — 9.2%
City of New York
Series 2004A-6 , GO , 5.00% , 08/01/28 .... 100 104,765
Series C , GO , 5.00% , 08/01/28 ........ 955 979,125
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 170 180,711
Series 2023-1 , GO , 5.00% , 08/01/28 ..... 655 696,269
Series 2022B, Sub-Series B1 , GO ,
5.00% , 08/01/28 ................ 330 350,792
Series 2021C , GO , 5.00% , 08/01/28 ..... 1,000 1,063,006
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 1,070 1,137,416
Series 2020C-1 , GO , 5.00% , 08/01/28 ... 210 223,231
Series D , GO , 5.00% , 08/01/28 ........ 210 211,007
Series 2019E , GO , 5.00% , 08/01/28 ..... 420 446,462
Series E , GO , 5.00% , 08/01/28 ........ 345 350,090

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018C , GO , 5.00% , 08/01/28 ..... USD 1,210 $ 1,267,662
Series 2018A , GO , 5.00% , 08/01/28 ..... 380 395,158
Series 2018-1 , GO , 5.00% , 08/01/28 ..... 65 67,593
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 280 298,722
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/28 ................ 335 357,399
Series 2018C , GO , 5.00% , 08/01/29 ..... 350 367,053
Series A-2 , GO , 5.00% , 08/01/29 ....... 220 230,719
Series 2004A-6 , GO , 5.00% , 08/01/29 .... 145 152,065
Series 2018F-1 , GO , 5.00% , 04/01/30 .... 20 21,058
Series 2018C , GO , 5.00% , 08/01/30 ..... 280 293,815
Series 2018D , GO , 5.00% , 08/01/31 ..... 100 104,954
Series 2018C , GO , 5.00% , 08/01/31 ..... 250 262,386
Empire State Development Corp.
Series 2020C , RB , 5.00% , 03/15/28 ..... 105 110,835
Series 2021A , RB , 5.00% , 03/15/28 ..... 230 243,379
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/28 ..... 30 30,892
Series 2022-A , RB , 5.00% , 02/15/28 ..... 120 126,980
Long Island Power Authority
Series 2023F , RB , 5.00% , 09/01/28 ..... 170 181,710
Series 1998A , RB , 0.00% , 12/01/28
(b)
.... 170 153,846
Series 2018 , RB , 5.00% , 09/01/29 ...... 205 218,277
Metropolitan Transportation Authority
Series 2017B , RB , 5.00% , 11/15/28 ..... 895 953,624
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,190 1,252,250
Series 2018B , RB , 5.00% , 11/15/28 ..... 580 617,991
Series 2020E , RB , 5.00% , 11/15/28 ..... 3,015 3,212,488
Series 2024A , RB , 5.00% , 11/15/28 ..... 450 479,476
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 445 468,787
Series 2017C-1 , RB , 5.00% , 11/15/30 .... 150 158,096
Metropolitan Transportation Authority Dedicated
Tax Fund, Series 2024A, 5.00%, 11/15/28 . 500 536,979
New York City Municipal Water Finance Authority
Series 2020CC-1 , RB , 5.00% , 06/15/28 ... 135 143,721
Series 2020FF , RB , 5.00% , 06/15/28 .... 300 319,379
Series 2021, Sub-Series AA-2 , RB ,
5.00% , 06/15/28 ................ 130 138,398
Series 2021, Sub-Series Cc-2 , RB ,
5.00% , 06/15/28 ................ 965 987,039
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 100 102,284
Series 2022EE , RB , 5.00% , 06/15/28 .... 365 388,578
Series BB-2 , RB , 5.00% , 06/15/28 ...... 210 218,180
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/28
( SAW ) ...................... 80 85,267
Series 2019S-2A , RB , 5.00% , 07/15/28
( SAW ) ...................... 20 21,317
Series 2023, Sub-Series S-1A , RB ,
5.00% , 07/15/28 ( SAW ) ........... 130 138,559
Series 2019S-2A , RB , 5.00% , 07/15/29
( SAW ) ...................... 50 53,022
Series 2018S-4A , RB , 5.00% , 07/15/30
( SAW ) ...................... 215 228,187
Series 2019S-3A , RB , 5.00% , 07/15/30
( SAW ) ...................... 650 689,867
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ...................... 200 212,212
Series 2019S-1 , RB , 5.00% , 07/15/31 ( SAW ) 215 228,127
Series 2019S-2A , RB , 5.00% , 07/15/31
( SAW ) ...................... 2,310 2,451,044
Series 2019S-2A , RB , 5.00% , 07/15/32
( SAW ) ...................... 945 1,002,088
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Future Tax Secured
Series 2020C , Sub-Series C-1 , RB ,
5.00% , 05/01/28 ................ USD 270 $ 285,823
Series 2018B-1 , RB , 5.00% , 08/01/28 .... 100 103,782
Series 2018-1 , RB , 5.00% , 11/01/28 ..... 300 312,990
Series 2019C-1 , RB , 5.00% , 11/01/28 .... 245 262,245
Series 2020B-1 , RB , 5.00% , 11/01/28 .... 125 133,798
Series 2021A , RB , 5.00% , 11/01/28 ..... 835 893,772
Series 2021G-1 , RB , 5.00% , 11/01/28 .... 55 58,871
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/28 ................ 525 561,953
Series 2022D, Sub-Series D1 , RB ,
5.00% , 11/01/28 ................ 185 198,021
Series 2022E , RB , 5.00% , 11/01/28 ..... 150 160,558
Series 2023B, Sub-Series B-1 , RB ,
5.00% , 11/01/28 ................ 1,265 1,354,038
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 155 165,910
Series C , RB , 5.00% , 11/01/28 ......... 35 36,143
Series B-1 , RB , 5.00% , 08/01/29 ....... 160 169,834
Series 2018C-2 , RB , 5.00% , 05/01/32 .... 285 300,781
Series 2019A-1 , RB , 5.00% , 08/01/32 .... 50 53,014
New York State Dormitory Authority
Series 2019D , RB , 5.00% , 02/15/28 ..... 805 848,332
Series 2025C , RB , 5.00% , 03/15/28 ..... 125 131,975
Series 2016A , RB , 5.00% , 03/15/28 ..... 140 142,589
Series 2021A , RB , 5.00% , 03/15/28 ..... 480 506,786
Series 2019A , RB , 5.00% , 03/15/28 ..... 325 343,087
Series 2018D , RB , 5.00% , 04/01/28 ( SAW ) 50 50,481
Series 2025A , RB , 5.00% , 05/01/28 ..... 25 26,290
Series 1 , RB , 0.00% , 07/01/28 ( NPFGC )
(b)
25 23,148
Series 2024A , RB , 5.00% , 07/01/28 ..... 50 53,069
Series 2019A , RB , 5.00% , 07/01/28 ..... 225 239,421
Series 2025B , RB , 5.00% , 07/01/28
(c)
.... 500 531,514
Series 2018A , RB , 5.00% , 07/01/28 ..... 165 175,575
Series 2017A , RB , 5.00% , 07/01/28 ..... 55 57,115
Series 2016A , RB , 5.00% , 07/01/28 ..... 340 344,661
Series 2019A , RB , 5.00% , 10/01/28 ( SAW ) 25 26,077
Series 2025A , RB , 5.00% , 10/01/28 ..... 95 101,581
Series 2018A , RB , 5.00% , 03/15/29 ..... 245 262,256
Series 2018C , RB , 5.00% , 03/15/29 ..... 250 263,584
Series 2018A , RB , 5.00% , 07/01/29 ..... 170 180,271
Series 2018E , RB , 5.00% , 03/15/30 ..... 795 847,488
Series 2018A , RB , 5.00% , 03/15/30 ..... 510 537,974
Series 2018C , RB , 5.00% , 03/15/31 ..... 210 221,582
Series 2018A , RB , 5.00% , 03/15/31 ..... 680 718,301
Series 2018A , RB , 5.00% , 03/15/32 ..... 700 740,943
Series 2018C , RB , 5.00% , 03/15/32 ..... 285 300,534
New York State Environmental Facilities Corp.
Series 2016B , RB , 5.00% , 02/15/28 ..... 45 45,790
Series 2016A , RB , 5.00% , 06/15/28 ..... 180 182,482
Series 2017A , RB , 5.00% , 06/15/28 ..... 305 316,576
Series 2017E , RB , 5.00% , 06/15/28 ..... 25 25,949
Series 2018A , RB , 5.00% , 06/15/28 ..... 50 53,322
Series 2018B , RB , 5.00% , 06/15/28 ..... 250 266,608
Series 2019B , RB , 5.00% , 06/15/28 ..... 345 367,919
Series 2021A , RB , 5.00% , 06/15/28 ..... 85 90,647
Series 2018B , RB , 5.00% , 06/15/29 ..... 125 132,788
New York State Housing Finance Agency
Series 2023E-2 , RB , VRDN 3.88% , 05/01/28
( SONYMA )
(a)
.................. 120 120,140
Series 2020H , RB , 1.50% , 11/01/28 ..... 430 401,438
New York State Thruway Authority
Series L , RB , 5.00% , 01/01/28 ......... 130 137,176
Series P , RB , 5.00% , 01/01/28 ......... 250 263,800

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series Q , RB , 5.00% , 01/01/28 ........ USD 500 $ 527,601
Series 2021A-1 , RB , 5.00% , 03/15/28 .... 215 227,150
Series L , RB , 5.00% , 01/01/30 ......... 265 278,482
Series L , RB , 5.00% , 01/01/31 ......... 160 168,100
Port Authority of New York & New Jersey
Series 2017 , RB , 5.00% , 11/15/28 ...... 175 183,142
Series 230 , RB , 4.00% , 12/01/28 ....... 500 522,053
Series 211 , RB , 5.00% , 09/01/29 ....... 160 170,556
Series 209 , RB , 5.00% , 07/15/30 ....... 260 276,226
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/28 .... 370 392,956
Series 2022B , RB , 5.00% , 05/15/28 ..... 500 531,022
Series 2012B , RB , 0.00% , 11/15/28
(b)
.... 735 674,102
Series 2016A , RB , 5.00% , 11/15/28 ..... 120 121,179
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 305 327,668
Series 2018B , RB , 5.00% , 11/15/28 ..... 200 214,864
Series 2023A , RB , 5.00% , 11/15/28 ..... 775 832,599
Series 2023B , RB , 5.00% , 11/15/28 ..... 655 699,386
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/28 ................ 375 402,870
Series B , RB , 5.00% , 11/15/28 ......... 250 268,580
Series 2025A , RB , 5.00% , 12/01/28 ..... 55 59,040
Utility Debt Securitization Authority, Series
2016A, RB, 5.00%, 06/15/28 ......... 215 218,044
47,940,759
North Carolina — 2.2%
Charlotte-Mecklenburg Hospital Authority (The),
Series 2022A, RB, 5.00%, 01/15/28 ..... 380 399,264
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/28 ..... 380 403,840
Series 2021A , RB , 5.00% , 07/01/28 ..... 720 764,406
Series 2022A , RB , 5.00% , 07/01/28 ..... 100 106,167
Series 2020 , RB , 5.00% , 12/01/28 ...... 330 354,728
City of Charlotte Water & Sewer System
Series 2020 , RB , 5.00% , 07/01/28 ...... 395 420,579
Series 2018 , RB , 3.00% , 07/01/30 ...... 2,000 1,999,847
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 425 455,244
County of Guilford
Series 2016A , GO , 5.00% , 02/01/28 ..... 5 5,029
Series 2017B , GO , 5.00% , 05/01/28 ..... 120 124,258
County of Mecklenburg
Series 2021 , GO , 5.00% , 03/01/28 ...... 255 269,558
Series 2017A , GO , 5.00% , 04/01/28 ..... 175 180,859
County of Wake
Series 2022A , GO , 5.00% , 02/01/28 ..... 115 121,329
Series 2021 , RB , 5.00% , 03/01/28 ...... 470 496,285
Series 2020A , GO , 5.00% , 04/01/28 ..... 15 15,887
Series 2021 , GO , 5.00% , 04/01/28 ...... 175 185,351
Series 2023A , RB , 5.00% , 04/01/28 ..... 185 195,720
Series 2016A , RB , 5.00% , 12/01/28 ..... 165 169,185
Series 2018A , GO , 5.00% , 03/01/31 ..... 135 142,469
Durham Capital Financing Corp., Series 2018,
RB, 5.00%, 10/01/30 .............. 25 26,700
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/28 ...... 160 168,626
North Carolina Municipal Power Agency No. 1
Series 2019A , RB , 5.00% , 01/01/28 ..... 25 26,254
Series A , RB , 5.00% , 01/01/28 ......... 80 80,258
North Carolina State University at Raleigh,
Series 2018, RB, 5.00%, 10/01/28 ...... 125 133,688
North Carolina Turnpike Authority, Series 2017,
RB, 5.00%, 01/01/28 .............. 375 383,882
Security
Par (000)
Par (000) Value
North Carolina (continued)
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/28 ...... USD 510 $ 537,917
Series 2017B , RB , 5.00% , 05/01/28 ..... 545 564,418
Series 2019A , RB , 5.00% , 05/01/28 ..... 155 163,872
Series 2020B , RB , 5.00% , 05/01/28 ..... 355 375,319
Series 2022A , RB , 5.00% , 05/01/28 ..... 50 52,862
Series 2018A , GO , 5.00% , 06/01/28 ..... 275 292,409
Series 2019B , GO , 5.00% , 06/01/28 ..... 205 217,977
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,100 1,169,634
Series 2018A , GO , 5.00% , 06/01/29 ..... 250 265,883
Town of Cary, Series 2017B, RB,
5.00%, 12/01/28 ................. 60 62,960
11,332,664
North Dakota — 0.2%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/28 .............. 175 187,361
North Dakota Public Finance Authority, Series
2018A, RB, 5.00%, 10/01/31 ......... 270 288,267
West Fargo Public School District No. 6, Series
2021, GO, 2.00%, 08/01/31 (SD CRED
PROG) ...................... 700 652,565
1,128,193
Ohio — 2.5%
American Municipal Power, Inc.
Series 2016A , RB , 5.00% , 02/15/28 ..... 250 251,400
Series 2017A , RB , 5.00% , 02/15/28 ..... 50 52,546
Series 2021A , RB , 5.00% , 02/15/28 ..... 55 57,800
Series 2023A , RB , 5.00% , 02/15/28 ..... 135 141,874
City of Cleveland
Series 2017B-2 , RB , 5.00% , 10/01/28 .... 35 36,925
Series 2017B-1 , RB , 5.00% , 10/01/29 .... 25 26,363
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/28 ..... 250 257,739
Series 2017-1 , GO , 5.00% , 04/01/28 ..... 415 434,075
Series 2018A , GO , 5.00% , 04/01/28 ..... 100 105,860
Series 2019A , GO , 5.00% , 04/01/28 ..... 235 248,770
Series 2018A , GO , 5.00% , 04/01/29 ..... 215 230,127
Series 2018A , GO , 5.00% , 04/01/31 ..... 495 529,921
County of Cuyahoga, Series 2019A, GO,
3.00%, 12/01/31 ................. 500 500,778
County of Franklin, Series 2018, RB,
4.00%, 06/01/31 ................. 145 150,314
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/28 .......... 500 536,281
Ohio Turnpike & Infrastructure Commission
Series 2017A , RB , 5.00% , 02/15/28 ..... 485 498,851
Series 2018A , RB , 5.00% , 02/15/28 ..... 135 142,150
Series 2018A , RB , 5.00% , 02/15/29 ..... 30 31,541
Series 2018A , RB , 5.00% , 02/15/30 ..... 470 493,389
Series 2018A , RB , 5.00% , 02/15/31 ..... 410 429,104
Ohio Water Development Authority
Series 2018 , RB , 5.00% , 06/01/28 ...... 1,050 1,108,724
Series 2019 , RB , 5.00% , 06/01/28 ...... 165 175,211
Series 2019A , RB , 5.00% , 06/01/28 ..... 855 907,913
Series 2016 , RB , 5.00% , 12/01/28 ...... 235 240,680
Series 2019 , RB , 5.00% , 12/01/28 ...... 175 187,935
Series 2019A , RB , 5.00% , 12/01/28 ..... 1,025 1,100,765
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2017A , RB , 5.00% , 06/01/28 ..... 50 51,884
Series 2020B , RB , 5.00% , 06/01/28 ..... 130 138,045
Series 2023A , RB , 5.00% , 06/01/28 ..... 230 244,234
Series 2017A , RB , 5.00% , 12/01/28 ..... 115 119,351

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
State of Ohio
Series 2020C , GO , 5.00% , 03/01/28 ..... USD 380 $ 401,225
Series 2021C , GO , 5.00% , 03/15/28 ..... 95 100,396
Series 2017A , RB , 5.00% , 04/01/28 ..... 50 51,555
Series 2021A , RB , 5.00% , 04/01/28 ..... 25 26,411
Series 2019A , RB , 5.00% , 04/01/28 ..... 115 121,489
Series 2019A , GO , 5.00% , 05/01/28 ..... 140 148,386
Series S , GO , 5.00% , 05/01/28 ........ 400 404,598
Series 2021A , GO , 5.00% , 05/01/28 ..... 385 408,061
Series U , GO , 5.00% , 05/01/28 ........ 65 68,893
Series V , GO , 5.00% , 05/01/28 ........ 50 52,995
Series 2017C , GO , 5.00% , 08/01/28 ..... 180 191,859
Series 2018A , GO , 5.00% , 09/01/28 ..... 180 192,221
Series 2017B , GO , 5.00% , 09/01/28 ..... 425 453,854
Series 2022C , GO , 5.00% , 09/01/28 ..... 180 192,221
Series 2017B , GO , 5.00% , 09/15/28 ..... 425 454,255
Series 2017A , RB , 5.00% , 10/01/28 ..... 25 26,068
Series T , GO , 5.00% , 11/01/28 ......... 30 31,056
Series 2016C , RB , 5.00% , 12/01/28 ..... 165 168,866
Series 2018A , RB , 5.00% , 04/01/30 ..... 45 47,356
12,972,315
Oklahoma — 0.5%
City of Oklahoma, Series 2022, GO,
4.00%, 03/01/28 ................. 700 721,144
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/28 ................. 145 148,114
Oklahoma Capitol Improvement Authority
Series 2016 , RB , 5.00% , 07/01/28 ...... 20 20,254
Series 2018D , RB , 5.00% , 07/01/28 ..... 25 26,578
Series 2020B , RB , 5.00% , 07/01/28 ..... 30 31,893
Series 2024A , RB , 5.00% , 07/01/28 ..... 60 63,786
Oklahoma Department of Transportation, Series
2018A, RB, 5.00%, 09/01/28 ......... 235 250,232
Oklahoma Municipal Power Authority, Series
2021A, RB, 5.00%, 01/01/28 ......... 20 20,938
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/28 ................. 95 101,037
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/28 ..... 620 649,887
Series 2017E , RB , 5.00% , 01/01/28 ..... 25 25,646
Oklahoma Water Resources Board, Series 2021,
RB, 5.00%, 04/01/28 (OK CERF) ....... 180 190,378
University of Oklahoma (The), Series 2016B,
RB, 5.00%, 07/01/28 .............. 200 202,740
2,452,627
Oregon — 1.9%
City of Portland
Series 2021A , GO , 5.00% , 06/01/28 ..... 100 106,248
Series 2018B , GO , 5.00% , 06/15/29 ..... 255 270,921
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/28 ..... 100 105,499
Series 2018A , RB , 5.00% , 05/01/28 ..... 310 313,186
City of Portland Water System, Series 2016A,
RB, 4.00%, 04/01/28 .............. 820 820,791
County of Clackamas, Series 2020, GO,
5.00%, 06/01/28 ................. 100 106,093
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/28 ................. 355 377,050
Deschutes & Jefferson Counties School
District No. 2J Redmond, Series 2008B, GO,
0.00%, 06/15/28 (GTD)
(b)
............ 800 738,989
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/28 (GTD) .......... 20 20,740
Security
Par (000)
Par (000) Value
Oregon (continued)
Multnomah County School District No. 1J
Portland
Series 2017B , GO , 3.00% , 06/15/28 ( GTD ) USD 1,000 $ 1,001,574
Series 2020 , GO , 5.00% , 06/15/28 ( GTD ) . 225 239,093
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/28 (GTD)
(b)
.... 245 227,544
Oregon Health & Science University, Series
2019A, RB, 5.00%, 07/01/28 ......... 135 142,715
Oregon State Bond Bank, Series 2018A, RB,
5.00%, 01/01/28 ................. 90 90,287
Oregon State Lottery, Series C, RB,
5.00%, 04/01/28 ................. 345 356,258
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/28 ...... 165 167,218
Series 2023 , GO , 5.00% , 06/15/28 ...... 280 297,172
Salem-Keizer School District No. 24J
Series 2009B , GO , 0.00% , 06/15/28 ( GTD )
(b)
90 83,415
Series 2020 , GO , 0.00% , 06/15/28
(b)
..... 670 614,773
Series 2018 , GO , 5.00% , 06/15/30 ( GTD ) . 20 21,241
State of Oregon
Series 2019A , GO , 5.00% , 05/01/28 ..... 85 90,077
Series 2019N , GO , 5.00% , 05/01/28 ..... 155 164,257
Series 2021A , GO , 5.00% , 05/01/28 ..... 100 105,972
Series 2023A , GO , 5.00% , 05/01/28 ..... 140 148,361
Series F , GO , 5.00% , 05/01/28 ......... 180 182,027
Series 2019D , GO , 5.00% , 06/01/28 ..... 450 477,768
Series 2020E , GO , 5.00% , 06/01/28 ..... 95 100,862
Series J , GO , 4.00% , 08/01/28 ......... 120 122,922
Series I , GO , 5.00% , 08/01/28 ......... 45 46,850
Series 2019G , GO , 5.00% , 08/01/28 ..... 160 170,510
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/28 ...... 500 530,326
Series B , RB , 5.00% , 11/15/28 ......... 325 336,511
Tri-County Metropolitan Transportation District
of Oregon
Series 2018A , RB , 5.00% , 09/01/28 ..... 260 270,946
Series 2018A , RB , 5.00% , 10/01/28 ..... 1,200 1,258,808
10,107,004
Pennsylvania — 3.6%
Allegheny County Hospital Development
Authority
Series 2019A , RB , 5.00% , 07/15/28 ..... 820 864,046
Series 2021B , RB , 5.00% , 10/15/28 ..... 1,000 1,058,741
Allegheny County Sanitary Authority, Series
2018, RB, 5.00%, 06/01/28 .......... 135 142,872
City of Philadelphia
Series 2021A , GO , 5.00% , 05/01/28 ..... 30 31,731
Series 2025C , GO , 5.00% , 08/01/28 ..... 500 530,493
City of Philadelphia Water & Wastewater
Series 2024C , RB , 5.00% , 09/01/28 ..... 500 533,113
Series 2017B , RB , 5.00% , 11/01/28 ..... 195 203,726
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/28 ...... 2,160 2,216,857
Series 2016 , GO , 5.00% , 01/15/28 ...... 530 544,400
Series 2016 , GO , 5.00% , 02/01/28 ...... 215 216,095
Series 2020 , GO , 5.00% , 05/01/28 ...... 420 444,750
Series 2019 , GO , 5.00% , 07/15/28 ...... 895 952,067
Series 2024-1 , GO , 5.00% , 08/15/28 ..... 90 95,916
Series 2016 , GO , 5.00% , 09/15/28 ...... 1,175 1,196,474
Series 2022 , GO , 5.00% , 10/01/28 ...... 120 128,253
County of Chester, Series 2016A, GO,
4.00%, 07/15/28 ................. 105 106,051
Dauphin County General Authority, Series
2016A, RB, 5.00%, 06/01/28 ......... 380 384,315

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Delaware River Port Authority, Series 2018A,
RB, 5.00%, 01/01/28 .............. USD 20 $ 20,977
Lower Merion School District
Series 2020 , GO , 4.00% , 11/15/30 ( SAW ) . 80 83,256
Series 2020 , GO , 4.00% , 11/15/31 ( SAW ) . 745 775,422
Northampton County General Purpose Authority
Series 2024A-1 , RB , 5.00% , 08/15/28 .... 320 335,621
Series 2024A , RB , 5.00% , 11/15/28 ..... 150 160,549
Pennsylvania Economic Development Financing
Authority, Series 2025B, RB, 5.00%, 03/15/28 185 193,707
Pennsylvania State University (The)
Series 2019A , RB , 5.00% , 09/01/28 ..... 190 202,610
Series 2023 , RB , 5.00% , 09/01/28 ...... 110 117,300
Series B , RB , 5.00% , 09/01/28 ......... 995 1,011,542
Pennsylvania Turnpike Commission
Series A-2 , RB , 5.00% , 06/01/28 ....... 1,500 1,519,499
Series 2017 , RB , 5.00% , 12/01/28 ...... 150 156,924
Series 2017-3 , RB , 5.00% , 12/01/28 ..... 200 209,232
Series 2019A , RB , 5.00% , 12/01/28 ..... 100 106,782
Series 2022B , RB , 5.00% , 12/01/28 ..... 225 240,947
Series 2023A , RB , 5.00% , 12/01/28 ..... 110 117,797
Series 2024 , RB , 5.00% , 12/01/28 ...... 130 138,816
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A , RB , 5.00% , 12/01/28 ..... 185 198,112
Series B , RB , 5.00% , 12/01/28 ......... 370 378,964
Pennsylvania Turnpike Commission Registration
Fee, Series 2005A, RB, 5.25%, 07/15/28
(AGM) ....................... 430 459,972
Pittsburgh Water & Sewer Authority
Series 2017A , RB , 5.00% , 09/01/28 ..... 160 166,734
Series 2020B , RB , 5.00% , 09/01/28 ..... 30 31,970
Port Authority of Allegheny County, Series 2020,
RB, 5.00%, 03/01/28 .............. 125 131,550
Sports & Exhibition Authority of Pittsburgh
& Allegheny County, Series 2022B, RB,
5.00%, 02/01/28 (AGM) ............ 545 569,374
St Mary Hospital Authority, Series 2019PA, RB,
5.00%, 12/01/30 ................. 1,010 1,077,341
State Public School Building Authority, Series
2025, RB, 5.00%, 05/01/28 .......... 105 110,757
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/28 (AGC) ............ 145 152,890
West Chester Area School District, Series 2022,
GO, 5.00%, 05/15/28 (SAW) ......... 200 209,958
18,528,503
Rhode Island — 0.7%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/28 ..... 610 644,365
Series 2016B , RB , 5.00% , 06/15/28 ..... 1,190 1,204,350
Rhode Island Health & Educational Building
Corp., Series 2023, RB, 5.00%, 09/01/28 .. 335 357,233
Rhode Island Housing & Mortgage Finance
Corp., Series 74, RB, 5.00%, 04/01/28 ... 20 21,012
State of Rhode Island
Series 2019C , GO , 5.00% , 01/15/28 ..... 480 504,723
Series 2019E , GO , 5.00% , 01/15/28 ..... 160 168,241
Series 2017A , GO , 5.00% , 05/01/28 ..... 30 31,039
Series 2019A , GO , 5.00% , 05/01/28 ..... 165 174,645
Series 2017B , GO , 5.00% , 08/01/28 ..... 625 650,338
Series 2022A , GO , 5.00% , 08/01/28 ..... 25 26,607
Security
Par (000)
Par (000) Value
Rhode Island (continued)
Series 2018A , GO , 5.00% , 04/01/29 ..... USD 30 $ 31,675
3,814,228
South Carolina — 1.1%
Charleston Educational Excellence Finance
Corp., Series 2023, RB, 5.00%, 12/01/28 .. 345 370,310
City of Charleston, Series 2022, RB,
5.00%, 09/01/28 ................. 20 21,314
County of Beaufort, Series 2017A, GO,
5.00%, 02/01/28 (SAW) ............ 120 123,481
County of Charleston
Series 2017A , GO , 5.00% , 11/01/28 ( SAW ) 75 78,553
Series 2019B , GO , 5.00% , 11/01/28 ..... 290 311,236
Series 2021A , GO , 5.00% , 11/01/28 ..... 245 262,941
Fort Mill School District No. 4
Series 2020C , GO , 4.00% , 03/01/29
( SCSDE ) ..................... 20 20,697
Series 2017E , GO , 5.00% , 03/01/29
( SCSDE ) ..................... 30 31,629
Series 2019A , GO , 4.00% , 03/01/30
( SCSDE ) ..................... 40 41,415
Series 2017E , GO , 3.00% , 03/01/31
( SCSDE ) ..................... 1,000 995,302
SCAGO Educational Facilities Corp. for
Pickens School District, Series 2025, RB,
5.00%, 12/01/28
(c)
................ 250 266,993
South Carolina Public Service Authority
Series 2024A , RB , 5.00% , 12/01/28 ..... 225 240,486
Series 2025B , RB , 5.00% , 12/01/28
(c)
.... 865 924,535
South Carolina Transportation Infrastructure
Bank
Series 2021A , RB , 4.00% , 10/01/28 ..... 20 20,778
Series 2019A , RB , 5.00% , 10/01/28 ..... 1,045 1,116,600
Series 2021B , RB , 5.00% , 10/01/28 ..... 585 625,082
Series 2019A , RB , 5.00% , 10/01/29 ..... 270 288,321
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/28 (SAW) ............ 125 130,781
5,870,454
South Dakota — 0.0%
South Dakota Conservancy District, Series 2018,
RB, 5.00%, 08/01/30 .............. 25 26,670
Tennessee — 1.9%
City of Clarksville, Series 2016, RB,
5.00%, 02/01/28 ................. 100 100,520
City of Knoxville
Series 2021-AA , RB , 5.00% , 03/01/28 .... 45 47,453
Series 2021 , GO , 5.00% , 05/01/28 ...... 85 90,140
City of Knoxville Electric System, Series 2021LL,
RB, 5.00%, 07/01/28 .............. 110 116,799
City of Memphis, Series 2022A, GO,
5.00%, 10/01/28 ................. 40 42,740
City of Memphis Electric System, Series 2024,
RB, 5.00%, 12/01/28 .............. 45 48,260
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/28 ..... 830 886,652
County of Blount, Series 2016B, GO,
5.00%, 06/01/28 ................. 530 536,734
County of Hamilton
Series 2020B , GO , 5.00% , 03/01/28 ..... 115 121,565
Series 2018A , GO , 5.00% , 04/01/28 ..... 410 434,252
Series 2018A , GO , 5.00% , 04/01/29 ..... 285 301,512
Series 2018A , GO , 5.00% , 04/01/30 ..... 60 63,500
County of Montgomery
Series 2017 , GO , 5.00% , 04/01/28 ...... 220 227,297

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2022A , GO , 5.00% , 04/01/28 ..... USD 70 $ 73,935
Series 2020B , GO , 5.00% , 06/01/28 ..... 20 21,202
County of Putnam, Series 2021, GO,
5.00%, 04/01/28 ................. 150 158,432
County of Rutherford, Series 2020, GO,
5.00%, 04/01/28 ................. 100 105,819
County of Shelby
Series 2019A , GO , 5.00% , 04/01/28 ..... 85 89,966
Series 2020B , GO , 5.00% , 04/01/28 ..... 310 328,112
County of Williamson
Series 2017 , GO , 5.00% , 04/01/28 ...... 30 30,987
Series 2018 , GO , 5.00% , 04/01/28 ...... 100 105,650
Series 2022 , GO , 5.00% , 04/01/28 ...... 140 147,910
Series 2021B , GO , 5.00% , 05/01/28 ..... 375 396,930
Series 2018 , GO , 5.00% , 04/01/29 ...... 20 21,144
County of Wilson, Series 2022, GO,
5.00%, 04/01/28 ................. 20 20,644
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board,
Series 2023A, RB, 5.00%, 07/01/28 ..... 225 236,675
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 4.00% , 01/01/28 ...... 160 161,110
Series 2016 , GO , 5.00% , 01/01/28 ...... 270 273,948
Series 2024A , GO , 5.00% , 01/01/28 ..... 1,055 1,108,811
Series 2017A , RB , 5.00% , 05/15/28 ..... 180 186,136
Series 2017B , RB , 5.00% , 05/15/28 ..... 45 46,568
Series 2017 , GO , 4.00% , 07/01/28 ...... 40 40,765
Series 2018 , GO , 4.00% , 07/01/28 ...... 360 373,137
Series 2017A , RB , 5.00% , 07/01/28 ..... 20 20,775
Series 2018 , GO , 5.00% , 07/01/30 ...... 420 446,039
State of Tennessee
Series A , GO , 5.00% , 08/01/28 ........ 25 25,447
Series B , GO , 5.00% , 08/01/28 ........ 155 157,771
Series 2019A , GO , 5.00% , 09/01/28 ..... 120 125,319
Series 2021A , GO , 5.00% , 11/01/28 ..... 705 756,667
Series 2018A , GO , 5.00% , 02/01/29 ..... 290 305,456
Series 2018A , GO , 5.00% , 02/01/30 ..... 75 79,032
Tennessee Housing Development Agency,
Series 2021-1, RB, 1.25%, 07/01/28 ..... 330 308,321
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/28
( HERBIP ) .................... 80 85,507
Series 2022A , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 40 42,753
Series A , RB , 5.00% , 11/01/28 ( HERBIP ) . 175 182,709
Series B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 270 281,894
9,762,995
Texas — 12.6%
Abilene Independent School District, Series
2019, GO, 5.00%, 02/15/28 (PSF) ...... 65 68,462
Alamo Community College District, Series 2021,
GO, 5.00%, 02/15/28 .............. 180 189,578
Aldine Independent School District
Series 2017A , GO , 5.00% , 02/15/28 ( PSF ) 90 92,630
Series 2024B , GO , 5.00% , 02/15/28 ( PSF ) 45 47,397
Alvin Independent School District, Series 2016A,
GO, 5.00%, 02/15/28 (PSF) .......... 100 100,631
Arlington Independent School District, Series
2020, GO, 5.00%, 02/15/28 (PSF) ...... 350 368,720
Austin Community College District
Series 2016A , RB , 5.00% , 02/01/28 ..... 155 155,726
GO , 5.00% , 08/01/28 ............... 30 31,912
Security
Par (000)
Par (000) Value
Texas (continued)
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/28 ( PSF ) . USD 100 $ 101,667
Series 2019 , GO , 5.00% , 08/01/28 ( PSF ) . 430 458,128
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) . 295 314,297
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 310 330,279
Series 2019 , GO , 5.00% , 08/01/31 ( PSF ) . 210 223,089
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/28 (PSF) ...... 100 105,349
Birdville Independent School District
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) . 135 141,944
Series 2019 , GO , 5.00% , 02/15/29 ( PSF ) . 25 26,284
Board of Regents of the University of Texas
System
Series 2016H , RB , 5.00% , 08/15/28 ..... 145 147,406
Series 2016J , RB , 5.00% , 08/15/28 ..... 130 132,157
Series 2020C , RB , 5.00% , 08/15/28 ..... 645 687,489
Central Texas Turnpike System, Series 2002-A,
RB, 0.00%, 08/15/28 (AMBAC)
(b)
....... 1,000 920,222
City of Austin
Series 2019 , GO , 5.00% , 09/01/28 ...... 475 506,591
Series 2020 , GO , 5.00% , 09/01/28 ...... 200 213,302
Series 2021 , GO , 5.00% , 09/01/28 ...... 80 85,321
Series 2022 , GO , 5.00% , 09/01/28 ...... 80 85,321
Series 2023 , GO , 5.00% , 09/01/28 ...... 60 63,990
City of Austin Electric Utility, Series 2023, RB,
5.00%, 11/15/28 ................. 370 395,093
City of Austin Water & Wastewater System
Series 2016 , RB , 5.00% , 11/15/28 ...... 415 424,802
Series 2017 , RB , 5.00% , 11/15/28 ...... 200 209,371
City of Bryan Electric System, Series 2021A, RB,
5.00%, 07/01/28 (AGM) ............ 405 428,114
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/28 .......... 275 292,179
City of Dallas
Series 2019A , GO , 5.00% , 02/15/28 ..... 20 21,055
Series 2019B , GO , 5.00% , 02/15/28 ..... 65 68,429
Series 2020A , GO , 5.00% , 02/15/28 ..... 480 505,324
Series 2021 , GO , 5.00% , 02/15/28 ...... 445 468,477
Series 2023A , GO , 5.00% , 02/15/28 ..... 2,565 2,700,323
City of Dallas Waterworks & Sewer System
Series 2017 , RB , 5.00% , 10/01/28 ...... 175 182,975
Series 2021C , RB , 5.00% , 10/01/28 ..... 410 437,866
Series 2024 , RB , 5.00% , 10/01/28 ...... 25 26,699
Series 2018C , RB , 5.00% , 10/01/29 ..... 50 53,411
City of Denton
Series 2020 , GO , 5.00% , 02/15/28 ...... 35 36,839
Series 2021 , GO , 5.00% , 02/15/28 ...... 50 52,626
City of El Paso, Series 2020A, GO,
5.00%, 08/15/28 ................. 300 318,308
City of Fort Worth, Series 2021C, GO,
5.00%, 03/01/28 ................. 35 36,866
City of Fort Worth Water & Sewer System
Series 2021 , RB , 4.00% , 02/15/28 ...... 650 667,822
Series 2019 , RB , 5.00% , 02/15/28 ...... 125 131,316
City of Garland Electric Utility System, Series
2019A, RB, 5.00%, 03/01/28 ......... 250 262,417
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/28 (BAM) .......... 250 261,839
City of Houston
Series 2016A , GO , 5.00% , 03/01/28 ..... 370 372,716
Series 2017A , GO , 5.00% , 03/01/28 ..... 195 201,022
Series 2019A , GO , 5.00% , 03/01/28 ..... 150 157,964
Series 2021A , GO , 5.00% , 03/01/28 ..... 25 26,327
City of Houston Airport System
Series 2018D , RB , 5.00% , 07/01/28 ..... 25 26,509

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2020B , RB , 5.00% , 07/01/28 ..... USD 500 $ 530,837
Series 2023B , RB , 5.00% , 07/01/28 ..... 20 21,212
City of Houston Combined Utility System
Series 2016B , RB , 5.00% , 11/15/28 ..... 110 112,567
Series 2017B , RB , 5.00% , 11/15/28 ..... 130 136,144
Series 2019B , RB , 5.00% , 11/15/28 ..... 30 32,089
Series 1998A , RB , 0.00% , 12/01/28
(b)
.... 170 154,781
Series 2018D , RB , 5.00% , 11/15/30 ..... 145 154,935
City of Lewisville, Series 2018, GO,
5.00%, 02/15/30 ................. 350 368,574
City of San Antonio
GO , 5.00% , 02/01/28 ............... 250 262,795
Series 2022 , GO , 5.00% , 02/01/28 ...... 465 488,799
Series 2017 , GO , 5.00% , 08/01/28 ...... 175 182,061
Series 2018 , GO , 5.00% , 08/01/28 ...... 100 106,262
Series 2019 , GO , 5.00% , 08/01/28 ...... 425 451,615
City of San Antonio Electric & Gas Systems
Series 2016 , RB , 4.00% , 02/01/28 ...... 105 105,875
Series 2016 , RB , 5.00% , 02/01/28 ...... 380 386,258
Series 2017 , RB , 5.00% , 02/01/28 ...... 140 144,273
Series 2018 , RB , 5.00% , 02/01/28 ...... 435 457,381
City of Waco, GO, 5.00%, 02/01/28 ....... 35 36,744
Clear Creek Independent School District
Series 2019 , GO , 5.00% , 02/15/28 ( PSF ) . 105 110,592
Series 2024A , GO , 5.00% , 02/15/28 ( PSF ) 500 526,629
Clifton Higher Education Finance Corp., Series
2017, RB, 4.00%, 08/15/28 (PSF) ...... 1,000 1,015,959
Comal Independent School District, Series 2024,
GO, 5.00%, 02/15/28 (PSF) .......... 75 78,807
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 400 421,030
Series 2022A , GO , 5.00% , 02/15/28 ( PSF ) 105 110,520
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) . 25 26,314
County of Bexar
Series 2017 , GO , 5.00% , 06/15/28 ...... 100 101,250
Series 2019 , GO , 5.00% , 06/15/30 ...... 135 142,804
County of Dallas
GO , 5.00% , 08/15/28 ............... 210 223,746
Series 2016 , GO , 5.00% , 08/15/28 ...... 410 416,875
County of Denton, Series 2017, GO,
5.00%, 07/15/28 ................. 2,000 2,031,394
County of El Paso, Series 2017, GO,
5.00%, 02/15/28 ................. 120 125,033
County of Fort Bend
Series 2018 , GO , 5.00% , 03/01/28 ...... 30 30,931
Series A , GO , 5.00% , 03/01/28 ........ 155 156,118
County of Harris
Series 2016A , RB , 5.00% , 08/15/28 ..... 275 279,590
Series 2024A , GO , 5.00% , 09/15/28 ..... 30 31,997
Series 2025A , GO , 5.00% , 09/15/28 ..... 35 37,330
Series 2020A , GO , 5.00% , 10/01/28 ..... 255 272,242
County of Harris Toll Road
Series 2021 , RB , 5.00% , 08/15/28 ...... 40 42,598
Series 2022A , RB , 5.00% , 08/15/28 ..... 430 457,932
Series 2018A , RB , 5.00% , 08/15/29 ..... 20 21,040
County of Hays, Series 2017, GO,
5.00%, 02/15/28 ................. 35 36,059
County of Travis, Series 2016A, GO,
5.00%, 03/01/28 ................. 30 30,219
County of Williamson
GO , 5.00% , 02/15/28 ............... 55 57,914
Series 2020 , GO , 5.00% , 02/15/28 ...... 370 389,604
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/28 ( PSF ) . 55 55,352
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) . 80 84,315
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2019A , GO , 5.00% , 02/15/28 ( PSF ) USD 210 $ 221,328
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) . 340 358,340
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 185 194,979
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 385 405,768
Series 2023A , GO , 5.00% , 02/15/28 ( PSF ) 170 179,170
Series 2024B , GO , 5.00% , 02/15/28 ( PSF ) 550 579,668
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/28 ...... 115 123,017
Series 2020A , RB , 5.00% , 12/01/28 ..... 200 213,943
Dallas County Utility & Reclamation District,
Series 2016, GO, 5.00%, 02/15/28 ...... 415 434,541
Dallas Fort Worth International Airport
Series 2021A , RB , 5.00% , 11/01/28 ..... 165 176,264
Series 2024 , RB , 5.00% , 11/01/28 ...... 150 160,240
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/28 ( PSF ) . 90 92,427
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) . 275 289,959
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 1,020 1,075,486
Del Valle Independent School District, Series
2024, GO, 5.00%, 06/15/28 (PSF) ...... 65 68,868
Denton Independent School District
Series 2022A , GO , 5.00% , 08/15/28 ..... 25 26,581
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) . 225 239,179
Fort Bend County Municipal Utility District No.
58, Series 2021, GO, 3.00%, 04/01/28 (BAM) 315 312,571
Fort Bend Independent School District
Series 2019B , GO , 5.00% , 02/15/28 ( PSF ) 285 300,179
Series 2019C , GO , 5.00% , 08/15/28 ( PSF ) 185 197,017
Series 2020 , GO , 5.00% , 08/15/28 ( PSF ) . 75 79,872
Series 2019C , GO , 5.00% , 08/15/29 ( PSF ) 40 42,532
Series 2019B , GO , 4.00% , 02/15/32 ( PSF ) 340 348,613
Fort Worth Independent School District
Series 2019A , GO , 5.00% , 02/15/28 ( PSF ) 195 205,341
Series 2022 , GO , 5.00% , 02/15/28 ( PSF ) . 50 52,652
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) . 400 421,212
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) . 60 63,182
Frisco Independent School District
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) . 40 42,021
Series 2019 , GO , 5.00% , 08/15/28 ( PSF ) . 510 541,433
Garland Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) . 50 52,674
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) . 100 105,349
Georgetown Independent School District
Series 2017A , GO , 5.00% , 08/15/28 ( PSF ) 100 104,093
Series 2019-A , GO , 5.00% , 08/15/29 ( PSF ) 105 112,054
Grand Parkway Transportation Corp.
Series 2023 , RB , VRDN 5.00% , 04/01/28
(a)
200 207,999
Series 2018A , RB , 5.00% , 10/01/30 ..... 305 321,841
Grand Prairie Independent School District,
Series 2016A, GO, 5.00%, 02/15/28 (PSF) . 80 81,359
Houston Independent School District, Series
2018, GO, 5.00%, 07/15/29 .......... 220 233,265
Irving Independent School District
Series 2016 , GO , 5.00% , 02/15/28 ( PSF ) . 305 306,950
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) . 630 663,553
Katy Independent School District
Series 2017 , GO , 5.00% , 02/15/28 ( PSF ) . 25 25,744
Series 2019B , GO , 5.00% , 02/15/28 ( PSF ) 85 89,469
Series 2022 , GO , 5.00% , 02/15/28 ( PSF ) . 155 163,149
Series 2019 , GO , 5.00% , 02/15/29 ( PSF ) . 30 31,610
Series 2018 , GO , 5.00% , 02/15/31 ( PSF ) . 100 105,493
Series 2019 , GO , 5.00% , 02/15/31 ( PSF ) . 125 131,866
Killeen Independent School District, Series 2018,
GO, 5.00%, 02/15/30 (PSF) .......... 385 405,098

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Klein Independent School District
Series 2018 , GO , 5.00% , 02/01/28 ( PSF ) . USD 20 $ 21,051
Series 2017 , GO , 5.00% , 08/01/28 ( PSF ) . 245 248,938
Series 2020 , GO , 5.00% , 08/01/28 ( PSF ) . 35 37,222
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/28 (PSF) . 500 526,971
Laredo Independent School District, Series
2018, GO, 5.00%, 08/01/28 (PSF) ...... 110 114,538
Leander Independent School District
Series 2025B , GO , 0.00% , 08/15/28
(b)
.... 90 82,843
Series 2020A , GO , 5.00% , 08/15/28 ( PSF ) 215 228,192
Series 2019C , GO , 5.00% , 08/15/28 ( PSF ) 480 509,451
Series 2018A , GO , 5.00% , 08/15/31 ( PSF ) 190 199,345
Series 2019C , GO , 5.00% , 08/15/31 ( PSF ) 180 190,721
Lewisville Independent School District
Series 2020 , GO , 5.00% , 08/15/28 ( PSF ) . 20 21,399
Series 2024 , GO , 5.00% , 08/15/28 ( PSF ) . 680 727,578
Lone Star College System, Series 2016, GO,
5.00%, 02/15/28 ................. 915 920,405
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/28 ...... 500 528,055
Series 2020 , RB , 5.00% , 05/15/28 ...... 200 211,222
Series 2024 , RB , 5.00% , 05/15/28 ...... 515 544,675
Series 2025 , RB , 5.00% , 05/15/28 ...... 100 105,611
Series 2025A , RB , 5.00% , 05/15/28 ..... 500 528,055
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/28 ............... 70 74,833
Series A , RB , 5.00% , 11/01/28 ......... 75 76,633
RB , 5.00% , 11/01/29 ............... 30 32,095
RB , 5.00% , 11/01/30 ............... 420 449,098
North East Independent School District, Series
2014, GO, 5.00%, 08/01/30 (PSF) ...... 75 79,969
North Texas Municipal Water District, Series
2016, RB, 5.00%, 06/01/28 .......... 420 424,923
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System
Series 2021 , RB , 5.00% , 06/01/28 ...... 70 74,139
Series 2018 , RB , 3.00% , 06/01/30 ...... 25 25,149
North Texas Municipal Water District Water
System
Series 2019 , RB , 5.00% , 09/01/28 ...... 50 53,244
Series 2021A , RB , 5.00% , 09/01/28 ..... 435 463,220
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/28 ( AGC )
(b)
1,510 1,413,801
Series 2016A , RB , 5.00% , 01/01/28 ..... 1,060 1,063,538
Series 2019B , RB , 5.00% , 01/01/28 ..... 170 178,239
Series 2021B , RB , 5.00% , 01/01/28 ..... 125 131,058
Series 2024A , RB , 5.00% , 01/01/28 ..... 500 524,124
Series A , RB , 5.00% , 01/01/28 ......... 360 361,236
Series B , RB , 5.00% , 01/01/28 ......... 365 366,214
Northside Independent School District
Series 2019B , GO , 5.00% , 02/15/28 ( PSF ) 315 331,848
Series 2020 , GO , 5.00% , 08/01/28 ( PSF ) . 30 31,921
Series 2018 , GO , 5.00% , 08/15/28 ( PSF ) . 225 234,689
Series 2019 , GO , 5.00% , 08/15/28 ( PSF ) . 25 26,624
Series 2019A , GO , 5.00% , 08/15/28 ( PSF ) 65 69,222
Series 2021 , GO , 5.00% , 08/15/28 ( PSF ) . 200 212,992
Series 2023A , GO , 5.00% , 08/15/28 ( PSF ) 135 143,769
Series 2025 , GO , 5.00% , 08/15/28 ( PSF ) . 65 69,222
Series 2019 , GO , 5.00% , 08/15/31 ( PSF ) . 250 266,343
Northwest Independent School District
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) . 125 131,686
Series 2024A , GO , 5.00% , 02/15/28 ( PSF ) 30 31,605
Security
Par (000)
Par (000) Value
Texas (continued)
Pasadena Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) . USD 40 $ 42,085
Series 2019 , GO , 5.00% , 02/15/28 ( PSF ) . 65 68,388
Permanent University Fund - University of Texas
System
Series 2022A , RB , 5.00% , 07/01/28 ..... 805 854,840
Series 2025A , RB , 5.00% , 07/01/28 ..... 30 31,889
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/30 (PSF) ..... 115 121,187
Plano Independent School District
Series 2023 , GO , 5.00% , 02/15/28 ...... 75 78,991
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) . 665 698,753
Richardson Independent School District, Series
2019, GO, 5.00%, 02/15/30 (PSF) ...... 395 415,710
Round Rock Independent School District
Series 2018 , GO , 5.00% , 08/01/28 ...... 35 36,440
Series 2019 , GO , 5.00% , 08/01/28 ( PSF ) . 460 487,451
Series 2019A , GO , 5.00% , 08/01/28 ( PSF ) 780 826,548
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) . 400 423,871
Series 2019 , GO , 5.00% , 08/01/31 ( PSF ) . 320 340,645
San Antonio Independent School District
Series 2020B , GO , 5.00% , 08/15/28 ( PSF ) 115 122,470
Series 2019 , GO , 5.00% , 08/15/29 ( PSF ) . 255 271,634
San Antonio Water System, Series 2019C, RB,
5.00%, 05/15/28 ................. 220 232,843
Socorro Independent School District, Series B,
GO, 5.00%, 08/15/28 (PSF) .......... 800 831,887
Spring Branch Independent School District
Series 2019 , GO , 5.00% , 02/01/28 ( PSF ) . 295 310,508
Series 2020 , GO , 5.00% , 02/01/28 ( PSF ) . 25 26,314
Spring Independent School District
Series 2017A , GO , 5.00% , 08/15/28 ..... 530 538,854
Series 2025 , GO , 5.00% , 08/15/28 ( PSF ) . 20 21,299
State of Texas
Series 2018A , GO , 5.00% , 10/01/28 ..... 455 486,770
Series 2024 , GO , 5.00% , 10/01/28 ...... 835 893,206
Series 2019A , GO , 5.00% , 08/01/29 ..... 225 239,731
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 110 111,495
Texas A&M University
Series 2016C , RB , 4.00% , 05/15/28 ..... 180 181,095
Series 2017E , RB , 5.00% , 05/15/28 ..... 175 181,176
Series 2021A , RB , 5.00% , 05/15/28 ..... 160 169,555
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/28 ...... 95 101,011
Series 2016-A , RB , 5.00% , 10/01/28 ..... 300 305,603
Texas Municipal Gas Acquisition & Supply Corp.
V, Series 2024, RB, 5.00%, 01/01/28 .... 185 191,421
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/28 (AGM) .......... 50 52,988
Texas State University System, Series 2017A,
RB, 5.00%, 03/15/28 .............. 130 134,071
Texas Tech University System
Series 2023A , RB , 5.00% , 02/15/28 ..... 50 52,632
Series 2025A , RB , 5.00% , 02/15/28 ..... 25 26,316
Texas Water Development Board
Series 2018B , RB , 5.00% , 04/15/28 ..... 285 301,924
Series 2022 , RB , 5.00% , 04/15/28 ...... 50 52,969
Series 2018 , RB , 5.00% , 08/01/28 ...... 90 93,713
Series 2019 , RB , 5.00% , 08/01/28 ...... 235 250,630
Series 2021 , RB , 5.00% , 08/01/28 ...... 325 346,616
Series 2022 , RB , 5.00% , 08/01/28 ...... 875 933,198
Series 2018A , RB , 5.00% , 10/15/28 ..... 400 423,912
Series 2024A , RB , 5.00% , 10/15/28 ..... 500 535,768

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2018B , RB , 5.00% , 04/15/29 ..... USD 35 $ 37,426
Series 2018B , RB , 5.00% , 10/15/29 ..... 115 123,016
Series 2018B , RB , 5.00% , 04/15/30 ..... 430 459,235
Series 2018B , RB , 5.00% , 04/15/31 ..... 1,190 1,272,978
Series 2018A , RB , 5.00% , 10/15/31 ..... 100 105,821
Series 2018B , RB , 5.00% , 10/15/31 ..... 335 358,335
Trinity River Authority, Series 2025, RB,
5.00%, 02/01/28 ................. 60 63,141
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 4.00% , 08/01/28 ...... 535 546,372
Series 2022 , RB , 5.00% , 08/01/28 ...... 105 111,610
Tyler Independent School District, Series 2017,
GO, 5.00%, 02/15/28 (PSF) .......... 35 36,072
United Independent School District, Series 2017,
GO, 5.00%, 08/15/28 (PSF) .......... 75 78,216
University of North Texas System, Series 2018A,
RB, 5.00%, 04/15/28 .............. 80 84,424
Wylie Independent School District, Series
2020A, GO, 5.00%, 08/15/28 (PSF) ..... 65 69,096
65,681,781
Utah — 1.3%
Alpine School District, Series 2017B, GO,
5.00%, 03/15/28 (GTD) ............. 250 257,892
Canyons School District Local Building Authority,
Series 2021, RB, 5.00%, 06/15/28 ...... 120 127,265
Central Utah Water Conservancy District, Series
2017B, RB, 5.00%, 10/01/28 ......... 20 20,874
Central Valley Water Reclamation Facility
Series 2021C , RB , 5.00% , 03/01/28 ..... 175 184,665
Series 2024 , RB , 5.00% , 03/01/28 ...... 25 26,375
City of Provo
Series 2019 , GO , 5.00% , 02/01/28 ...... 240 252,617
Series 2017 , GO , 5.00% , 01/01/29 ...... 180 189,264
Series 2019 , GO , 5.00% , 02/01/30 ...... 115 122,271
Series 2017 , GO , 5.00% , 01/01/31 ...... 20 21,030
City of Salt Lake City
Series 2022 , RB , 5.00% , 02/01/28 ...... 680 716,509
Series 2018B , RB , 5.00% , 07/01/30 ..... 25 26,422
Davis School District, Series 2023, GO,
5.50%, 06/01/28 (GTD) ............. 20 21,477
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,175 1,244,232
Series 2023A , RB , 5.00% , 07/01/28 ..... 295 312,382
Salt Lake City Corp., Series 2017, RB,
5.00%, 02/01/28 ................. 265 272,396
State of Utah
Series 2018 , GO , 5.00% , 07/01/28 ...... 315 327,634
Series 2019 , GO , 5.00% , 07/01/28 ...... 390 415,359
Series 2020 , GO , 5.00% , 07/01/28 ...... 305 324,832
Series 2020B , GO , 5.00% , 07/01/28 ..... 210 223,655
University of Utah (The)
Series 2017A , RB , 5.00% , 08/01/28 ( SAP ) 280 291,176
Series 2017B1 , RB , 5.00% , 08/01/28 ( SAP ) 330 343,172
Series 2021A-1 , RB , 5.00% , 08/01/28 .... 600 638,476
Series 2022B , RB , 5.00% , 08/01/28 ..... 55 58,527
Utah Associated Municipal Power Systems,
Series 2017A, RB, 5.00%, 09/01/28 ..... 75 78,502
Utah State Building Ownership Authority, Series
2024, RB, 5.00%, 05/15/28 .......... 125 132,581
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 135 138,731
6,768,316
Security
Par (000)
Par (000) Value
Vermont — 0.1%
Vermont Municipal Bond Bank
Series 2024 , RB , 5.00% , 12/01/28 ...... USD 500 $ 536,067
Series 4 , RB , 5.00% , 12/01/28 ( ST
INTERCEPT ) .................. 25 26,201
562,268
Virginia — 2.8%
City of Norfolk, Series B, GO, 4.00%, 10/01/28 300 303,912
City of Virginia Beach
Series 2021A , GO , 5.00% , 09/01/28 ( SAW ) 120 128,290
Series 2017A , GO , 5.00% , 04/01/30 ( SAW ) 185 195,882
Commonwealth of Virginia
Series 2 , GO , 2.00% , 06/01/28 ........ 590 574,823
Series 2018A , GO , 5.00% , 06/01/30 ..... 245 259,916
County of Arlington, Series 2018, GO,
5.00%, 08/15/29 ................. 125 133,394
County of Chesterfield, Series 2018A, GO,
5.00%, 01/01/29 (SAW) ............ 55 57,827
County of Fairfax
Series 2021A , RB , 5.00% , 07/15/28 ..... 85 90,583
Series 2017A , GO , 5.00% , 10/01/28 ( SAW ) 250 258,637
Series 2018A , GO , 5.00% , 10/01/28 ( SAW ) 160 169,084
Series 2019A , GO , 5.00% , 10/01/28 ( SAW ) 180 192,804
Series 2018A , GO , 5.00% , 10/01/30 ( SAW ) 205 217,112
County of Henrico
Series 2015 , GO , 5.00% , 08/01/28 ...... 250 266,621
Series 2018 , GO , 5.00% , 08/01/29 ( SAW ) . 20 21,346
County of Loudoun
Series 2020A , GO , 5.00% , 12/01/28 ( SAW ) 355 381,699
Series 2022B , GO , 5.00% , 12/01/28 ( SAW ) 320 344,067
Series 2019A , GO , 4.00% , 12/01/30 ( SAW ) 20 20,915
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/28 ...... 315 333,087
Fairfax County Water Authority, Series 2017, RB,
4.00%, 04/01/28 ................. 15 15,296
Hampton Roads Transportation Accountability
Commission
Series 2020A , RB , 5.00% , 07/01/28 ..... 220 233,890
Series 2018A , RB , 5.00% , 07/01/30 ..... 20 21,031
Virginia College Building Authority
Series B , RB , 4.00% , 02/01/28 ......... 500 501,309
Series 2017C , RB , 5.00% , 02/01/28 ..... 205 210,985
Series 2017E , RB , 5.00% , 02/01/28 ..... 940 989,899
Series 2019A , RB , 5.00% , 02/01/28 ..... 490 516,011
Series 2019C , RB , 5.00% , 02/01/28 ..... 625 658,178
Series 2023A , RB , 5.00% , 02/01/28 ..... 955 1,005,696
Series B , RB , 5.00% , 02/01/28 ......... 135 142,166
Series 2016A , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 100 101,670
Series 2023A , RB , 5.00% , 09/01/28 ( SAW ) 130 138,664
Series 2017E , RB , 5.00% , 02/01/29 ..... 635 668,715
Series 2017E , RB , 5.00% , 02/01/30 ..... 415 436,527
Series 2018A , RB , 5.00% , 09/01/30 ( ST
INTERCEPT ) .................. 20 21,331
Virginia Commonwealth Transportation Board
RB , 5.00% , 03/15/28 ............... 80 83,543
Series 2016 , RB , 5.00% , 03/15/28 ...... 425 432,771
Series 2017 , RB , 5.00% , 05/15/28 ...... 35 36,287
Series 2017A , RB , 5.00% , 05/15/28 ..... 980 1,027,475
Series 2018 , RB , 5.00% , 05/15/28 ...... 240 254,429
Series 2019 , RB , 5.00% , 05/15/28 ...... 155 164,319
Series 2022 , RB , 5.00% , 05/15/28 ...... 320 339,238
Series 2018 , RB , 5.00% , 03/15/32 ...... 105 111,841
Virginia Commonwealth University, Series
2018A, RB, 5.00%, 11/01/29 ......... 70 74,770

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Public Building Authority
Series 2019A , RB , 5.00% , 08/01/28 ..... USD 410 $ 436,921
Series 2020B , RB , 5.00% , 08/01/28 ..... 185 197,147
Virginia Public School Authority
Series 2018 , RB , 5.00% , 03/01/28 ( SAW ) . 45 47,516
Series 2016 , RB , 5.00% , 08/01/28 ( SAW ) . 215 218,843
Series 2017B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 245 255,317
Series 2018B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 100 106,511
Series 2019B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 125 133,139
Series 2023A , RB , 5.00% , 08/01/28 ( SAW ) 315 335,511
Virginia Resources Authority
Series 2018A , RB , 5.00% , 11/01/28 ..... 145 155,527
Series 2018C , RB , 5.00% , 11/01/28 ..... 175 187,705
Series 2020C , RB , 5.00% , 11/01/28 ..... 145 155,527
Series 2021C , RB , 5.00% , 11/01/28 ..... 125 134,075
Series 2018A , RB , 5.00% , 11/01/29 ..... 65 69,751
Series 2018A , RB , 5.00% , 11/01/30 ..... 150 160,925
14,730,455
Washington — 4.2%
Auburn School District No. 408 of King & Pierce
Counties, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 220 230,568
Central Puget Sound Regional Transit Authority,
Series 2016S-1, RB, 5.00%, 11/01/28 .... 260 265,775
City of Everett, Series 2016, RB,
5.00%, 12/01/28 ................. 405 412,984
City of Seattle
Series 2016B , RB , 5.00% , 04/01/28 ..... 475 479,045
Series 2019A , RB , 5.00% , 04/01/28 ..... 270 285,385
Series 2017 , RB , 4.00% , 07/01/28 ...... 195 199,780
Series 2020A , RB , 5.00% , 07/01/28 ..... 170 180,692
Series 2020A , GO , 5.00% , 08/01/28 ..... 90 96,035
Series 2017C , RB , 5.00% , 09/01/28 ..... 35 36,504
Series 2016C , RB , 4.00% , 10/01/28 ..... 90 90,771
Series 2021A , GO , 5.00% , 12/01/28 ..... 245 263,434
Series 2018A , RB , 4.00% , 01/01/30 ..... 40 41,179
City of Tacoma Electric System, Series 2017,
RB, 5.00%, 01/01/28 .............. 70 71,683
Clark County Public Utility District No. 1, Series
2017, RB, 5.00%, 01/01/28 .......... 25 25,688
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/28 ...... 195 204,828
Clark County Public Utility District No. 1
Generating System, Series 2022, RB,
5.00%, 01/01/28 ................. 45 47,268
Clark County School District No. 114 Evergreen
Series 2018 , GO , 5.00% , 12/01/28 ( GTD ) . 25 26,481
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 40 42,415
Clark County School District No. 122 Ridgefield
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 25 25,904
Series 2022 , GO , 5.00% , 12/01/28 ( GTD ) . 20 21,443
Clark County School District No. 37 Vancouver,
Series 2018, GO, 5.00%, 12/01/28 (GTD) . 180 192,714
County of King
Series 2021A , GO , 5.00% , 01/01/28 ..... 230 241,840
Series 2017 , GO , 4.00% , 07/01/28 ...... 80 81,463
Series 2018B , RB , 5.00% , 07/01/28 ..... 170 180,783
Series 2019B , GO , 5.00% , 07/01/28 ..... 265 281,808
Series 2018B , RB , 5.00% , 07/01/29 ..... 465 494,020
Series 2018B , RB , 5.00% , 07/01/30 ..... 215 228,037
Security
Par (000)
Par (000) Value
Washington (continued)
County of Snohomish, Series 2021A, GO,
5.00%, 12/01/28 ................. USD 230 $ 246,598
County of Spokane, Series 2019B, GO,
5.00%, 12/01/28 ................. 210 225,284
Cowlitz County School District No. 402 Kalama,
Series 2018, GO, 5.00%, 12/01/31 (GTD) . 285 302,156
Energy Northwest
Series 2016-A , RB , 5.00% , 07/01/28 ..... 625 634,536
Series 2017A , RB , 5.00% , 07/01/28 ..... 775 805,270
Series 2018C , RB , 5.00% , 07/01/28 ..... 1,230 1,307,688
Series 2020A , RB , 5.00% , 07/01/28 ..... 155 164,790
Series 2022A , RB , 5.00% , 07/01/28 ..... 125 132,895
Series 2024B , RB , 5.00% , 07/01/28 ..... 300 318,948
Series 2018C , RB , 5.00% , 07/01/30 ..... 175 185,750
King & Snohomish Counties School District No.
417 Northshore
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 320 339,321
Series 2018 , GO , 5.00% , 12/01/30 ( GTD ) . 95 100,738
King County School District No. 210 Federal
Way, Series 2019, GO, 4.00%, 12/01/28
(GTD) ....................... 90 93,712
King County School District No. 405 Bellevue
Series 2016 , GO , 5.00% , 12/01/28 ( GTD ) . 495 506,662
Series 2018 , GO , 5.00% , 12/01/28 ( GTD ) . 185 194,117
Series 2019 , GO , 5.00% , 12/01/28 ( GTD ) . 125 134,213
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 4.00%, 12/01/28
(GTD) ....................... 25 25,511
King County School District No. 411 Issaquah,
Series 2017, GO, 5.00%, 12/01/28 (GTD) . 25 25,616
King County School District No. 414 Lake
Washington
Series 2016 , GO , 4.00% , 12/01/28 ( GTD ) . 50 50,387
Series 2020 , GO , 4.00% , 12/01/28 ( GTD ) . 415 431,490
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 210 217,890
Pierce County School District No. 3 Puyallup,
Series 2017, GO, 5.00%, 12/01/28 (GTD) . 180 186,564
Pierce County School District No. 403 Bethel,
Series 2021, GO, 4.00%, 12/01/28 (GTD) . 50 52,062
Port of Seattle
Series 2017 , GO , 5.00% , 01/01/28 ...... 230 236,192
Series 2016 , RB , 5.00% , 02/01/28 ...... 130 130,684
Series A , RB , 5.00% , 05/01/28 ......... 275 284,237
Series 2021B , RB , 5.00% , 06/01/28 ..... 100 106,181
Snohomish County Public Utility District No.
1 Electric System, Series 2021A, RB,
5.00%, 12/01/28 ................. 330 354,220
Spokane County School District No. 81
Spokane, Series 2017B, GO, 5.00%, 12/01/28
(GTD) ....................... 30 31,422
State of Washington
COP , 5.00% , 01/01/28 ( ST INTERCEPT ) . 150 150,520
Series 2024A , COP , 5.00% , 01/01/28 .... 25 26,265
Series 2019A , COP , 5.00% , 01/01/28 .... 100 105,062
Series 2023B , GO , 5.00% , 02/01/28 ..... 295 310,971
Series 2022C , GO , 5.00% , 02/01/28 ..... 670 706,273
Series 2017D , GO , 5.00% , 02/01/28 ..... 130 133,871
Series 2021C , GO , 5.00% , 02/01/28 ..... 310 326,783
Series 2020C , GO , 5.00% , 02/01/28 ..... 305 321,512
Series 2004C , GO , 0.00% , 06/01/28
( NPFGC )
(b)
................... 105 97,921
Series 2024D , GO , 5.00% , 06/01/28 ..... 25 26,556
Series 2021E , GO , 5.00% , 06/01/28 ..... 50 53,111
Series 2020E , GO , 5.00% , 06/01/28 ..... 400 424,888
Series 2020B , GO , 5.00% , 06/01/28 ..... 180 191,200

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
65
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series R-2022D , GO , 4.00% , 07/01/28 ... USD 815 $ 845,635
Series R-2025B , GO , 5.00% , 07/01/28 ... 70 74,496
Series R-2021D , GO , 5.00% , 07/01/28 ... 205 218,166
Series 2019D , COP , 5.00% , 07/01/28 .... 55 58,430
Series 2017A , COP , 5.00% , 07/01/28 .... 195 202,616
Series 2022B , COP , 5.00% , 07/01/28 .... 40 42,452
Series R-2018D , GO , 5.00% , 08/01/28 ... 500 520,660
Series R-2018C , GO , 5.00% , 08/01/28 ... 115 119,752
Series R-2017B , GO , 5.00% , 08/01/28 ... 55 55,948
Series R-2017A , GO , 5.00% , 08/01/28 ... 150 152,585
Series 2017A , GO , 5.00% , 08/01/28 ..... 210 213,619
Series 2017B , GO , 5.00% , 08/01/28 ..... 265 269,567
Series 2022A , GO , 5.00% , 08/01/28 ..... 200 213,248
Series 2018A , GO , 5.00% , 08/01/28 ..... 175 182,231
Series 2021A , GO , 5.00% , 08/01/28 ..... 210 223,910
Series 2020A , GO , 5.00% , 08/01/28 ..... 350 373,183
Series 2018D , GO , 5.00% , 02/01/29 ..... 20 21,042
Series 2018B , COP , 5.00% , 07/01/29 .... 20 21,248
Series 2018C , GO , 5.00% , 02/01/30 ..... 530 557,147
Series 2019D , GO , 5.00% , 06/01/30 ..... 20 21,464
Series 2018B , COP , 5.00% , 07/01/30 .... 230 243,520
Series 2018C , GO , 5.00% , 02/01/31 ..... 250 262,694
Series 2018D , GO , 5.00% , 02/01/31 ..... 105 110,331
Series 2019B , GO , 5.00% , 06/01/31 ..... 100 106,111
University of Washington
Series 2018 , RB , 5.00% , 04/01/28 ...... 35 36,107
Series 2020C , RB , 5.00% , 04/01/28 ..... 320 338,334
Series 2021A , RB , 5.00% , 04/01/28 ..... 20 21,146
Washington Health Care Facilities Authority,
Series 2025A, RB, 5.00%, 03/01/28 ..... 660 690,696
Washington State University, Series 2016, RB,
5.00%, 10/01/28 ................. 145 146,118
21,791,050
West Virginia — 0.5%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/28 ..... 85 90,199
Series 2019A , GO , 5.00% , 06/01/28 ..... 390 413,855
Series 2021A , GO , 5.00% , 06/01/28 ..... 90 95,505
Series 2018A , GO , 5.00% , 12/01/28 ..... 110 116,819
Series 2019A , GO , 5.00% , 12/01/28 ..... 310 332,647
Series 2018A , GO , 5.00% , 12/01/29 ..... 165 175,128
Series 2018B , GO , 5.00% , 12/01/30 ..... 125 132,576
Series 2018B , GO , 5.00% , 06/01/31 ..... 585 620,192
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/28 ......... 380 395,447
West Virginia Lottery Excess Lottery, Series
2018A, RB, 5.00%, 07/01/30 ......... 75 79,566
2,451,934
Wisconsin — 1.9%
City of Madison
Series 2019A , RB , 5.00% , 01/01/28 ..... 25 26,237
Series 2019A , GO , 2.25% , 10/01/28 ..... 420 404,698
Series 2021A , GO , 4.00% , 10/01/28 ..... 140 145,441
County of Dane, Series 2019A, GO,
2.00%, 06/01/28 ................. 165 158,648
County of Eau Claire, Series 2020A, GO,
2.00%, 09/01/28 ................. 650 622,194
Green Bay Area Public School District, GO,
5.00%, 04/01/28 ................. 255 269,512
Howard-Suamico School District, Series 2021,
GO, 1.50%, 03/01/30 .............. 1,250 1,133,684
Milwaukee Metropolitan Sewerage District,
Series 2021A, GO, 4.00%, 10/01/28 ..... 75 77,915
Security
Par (000)
Par (000) Value
Wisconsin (continued)
State of Wisconsin
Series 2019A , GO , 4.00% , 05/01/28 ..... USD 235 $ 236,579
Series 2019B , GO , 4.00% , 05/01/28 ..... 240 244,795
Series 2020A , GO , 5.00% , 05/01/28 ..... 270 286,173
Series 2020B , GO , 5.00% , 05/01/28 ..... 420 445,158
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 145 153,685
Series 2021-2 , GO , 5.00% , 05/01/28 ..... 280 296,772
Series 20242 , GO , 5.00% , 05/01/28 ..... 190 201,381
Series 2025-2 , GO , 5.00% , 05/01/28 ..... 45 47,695
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 235 243,453
Series 2017-2 , GO , 5.00% , 11/01/28 ..... 335 347,050
Series 20173 , GO , 5.00% , 11/01/28 ..... 620 642,302
Series 2021A , GO , 5.00% , 05/01/31 ..... 130 137,872
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/28 . 380 403,811
University of Wisconsin Hospitals & Clinics,
Series 2018A, RB, 5.00%, 04/01/31 ..... 1,220 1,295,052
Westosha Central High School District, Series
2021, GO, 1.60%, 03/01/31 .......... 300 267,778
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 325 338,242
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 650 676,483
Series 2021A , RB , 5.00% , 07/01/28 ..... 90 95,821
Series 2023I , RB , 5.00% , 07/01/28 ...... 815 867,712
Wisconsin Health & Educational Facilities
Authority, Series 2025A, RB, 5.00%, 08/15/28 100 105,648
10,171,791
Total Long-Term Investments — 98 .7%
(Cost: $ 513,502,824 ) .............................. 514,563,001
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.01%
(d) (e)
......... 224,788 224,807
Total Short-Term Securities — 0.0%
(Cost: $ 224,807 ) ................................. 224,807
Total Investments — 98 .7%
(Cost: $ 513,727,631 ) .............................. 514,787,808
Other Assets Less Liabilities — 1.3% .................... 6,768,647
Net Assets — 100.0% ...............................
$ 521,556,455
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
66
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 501,705 $ — $ (276,794)
(a)
$ (104) $ — $ 224,807 224,788 $ 17,382 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 514,563,001 $ — $ 514,563,001
Short-Term Securities
Money Market Funds ...................................... 224,807 — — 224,807
$ 224,807 $ 514,563,001 $ — $ 514,787,808

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
67
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.6%
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/29 ..... USD 780 $ 853,003
City of Huntsville
Series 2018B , GO , 5.00% , 05/01/29 ..... 200 209,368
Series 2020A , GO , 5.00% , 09/01/29 ..... 100 109,235
Series 2019A , GO , 5.00% , 05/01/33 ..... 125 134,392
University of Alabama (The), Series 2019A, RB,
5.00%, 07/01/29 ................. 165 179,292
University of Alabama at Birmingham
Series 2019C , RB , 5.00% , 10/01/30 ..... 90 98,269
Series 2019B , RB , 5.00% , 10/01/31 ..... 205 223,611
Water Works Board of the City of Birmingham
(The), Series 2018, RB, 5.00%, 01/01/29 .. 80 84,032
1,891,202
Alaska — 0.4%
Borough of North Slope, Series 2022A, GO,
5.00%, 06/30/29 ................. 595 643,836
Municipality of Anchorage, Series 2018A, GO,
5.00%, 09/01/29 ................. 55 58,543
State of Alaska
Series 2020A , GO , 5.00% , 08/01/29 ..... 115 125,217
Series 2024A , GO , 5.00% , 08/01/29 ..... 365 397,428
1,225,024
Arizona — 1.8%
Arizona Board of Regents
Series 2022A , RB , 5.00% , 07/01/29 ..... 185 200,822
Series 2025A , RB , 5.00% , 07/01/29
(a)
.... 500 542,763
Arizona State University, Series 2019B, RB,
5.00%, 07/01/29 ................. 25 27,138
City of Mesa Utility System, Series 2019A, RB,
5.00%, 07/01/29 ................. 50 54,198
City of Phoenix Civic Improvement Corp.
Series 2017B , RB , 5.00% , 07/01/29 ..... 335 347,661
Series 2021A , RB , 5.00% , 07/01/29 ..... 185 201,343
Series 2019A , RB , 5.00% , 07/01/33 ..... 900 961,657
County of Pima
Series 2019 , RB , 4.00% , 07/01/29 ...... 165 171,253
COP , 5.00% , 12/01/29 .............. 600 654,826
County of Pima Sewer System, Series 2020B,
COP, 5.00%, 07/01/29 ............. 125 135,860
Maricopa County Unified School District No. 48
Scottsdale
Series 2017 , GO , 4.00% , 07/01/29 ...... 100 102,203
Series 2021D , GO , 4.00% , 07/01/29 ..... 55 57,610
Series 2017A , GO , 5.00% , 07/01/29 ..... 100 103,906
Maricopa County Unified School District No. 80
Chandler, Series 2021B, GO, 5.00%, 07/01/29 400 435,043
Maricopa County Union High School District No.
210-Phoenix
Series 2018 , GO , 5.00% , 07/01/29 ...... 285 296,132
Series 2025B , GO , 5.00% , 07/01/29
(a)
.... 100 108,688
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/29 ..... 75 77,143
Series 2017A , RB , 5.00% , 01/01/29 ..... 270 284,362
Series 2021A , RB , 5.00% , 01/01/29 ..... 235 253,007
Series 2023A , RB , 5.00% , 01/01/29 ..... 235 253,007
Series 2024A , RB , 5.00% , 01/01/29 ..... 400 430,650
5,699,272
Security
Par (000)
Par (000) Value
Arkansas — 0.1%
University of Arkansas
Series 2023B , RB , 5.00% , 11/01/29 ..... USD 125 $ 136,515
Series 2019A , RB , 5.00% , 03/01/31 ..... 100 107,778
244,293
California — 13.3%
Alameda Unified School District-
Alameda County, Series 2004-A, GO,
0.00%, 08/01/29
(b)
................ 55 49,856
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/29 155 162,971
Anaheim Public Financing Authority
Series 2019A , RB , 5.00% , 09/01/30 ( BAM ) 135 147,062
Series 2019A , RB , 5.00% , 09/01/31 ( BAM ) 115 125,008
Anaheim Union High School District, Series
2019, GO, 5.00%, 08/01/29 .......... 220 230,363
Bay Area Toll Authority, Series 2023F-1, RB,
5.00%, 04/01/29 ................. 350 382,649
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/29
(b)
............. 1,055 968,073
California Infrastructure & Economic
Development Bank
Series 2024A , RB , 3.25% , 08/01/29 ..... 1,905 1,926,414
Series 2023 , RB , 5.00% , 10/01/29 ...... 155 172,134
Series 2017 , RB , 5.00% , 10/01/29 ...... 35 36,392
California State Public Works Board
Series 2019B , RB , 5.00% , 05/01/29 ..... 25 27,140
Series 2021B , RB , 5.00% , 05/01/29 ..... 150 162,838
Series 2024C , RB , 5.00% , 09/01/29 ..... 715 781,987
Series B , RB , 5.00% , 10/01/29 ......... 225 235,763
Series 2021C , RB , 5.00% , 11/01/29 ..... 25 27,445
Series 2021D , RB , 5.00% , 11/01/29 ..... 115 126,245
Series 2019C , RB , 5.00% , 11/01/30 ..... 355 389,690
Series 2019C , RB , 5.00% , 11/01/31 ..... 345 378,504
California State University
Series 2020C , RB , 5.00% , 11/01/29 ..... 140 155,120
Series 2021A , RB , 5.00% , 11/01/29 ..... 25 27,700
Series 2019A , RB , 5.00% , 11/01/32 ..... 70 77,612
Cerritos Community College District, Series
2012D, GO, 0.00%, 08/01/29
(b)
........ 750 681,364
Chabot-Las Positas Community College District
Series B , GO , 3.00% , 08/01/31 ........ 50 50,774
Series B , GO , 3.00% , 08/01/33 ........ 265 268,086
City & County of San Francisco
Series 2020B , GO , 2.00% , 06/15/29 ..... 265 252,646
Series 2021D1 , GO , 4.00% , 06/15/33 .... 525 550,738
City of Long Beach Airport System, Series
2022A, RB, 5.00%, 06/01/29 (AGM) ..... 255 278,979
City of Los Angeles Department of Airports
Series 2021B , RB , 5.00% , 05/15/29 ..... 75 82,422
Series 2020A , RB , 5.00% , 05/15/30 ..... 110 121,255
Series 2019C , RB , 5.00% , 05/15/31 ..... 55 59,943
City of Los Angeles Wastewater System, Series
A, RB, 5.00%, 06/01/29 ............ 80 83,309
City of San Francisco, Series D, RB,
5.00%, 11/01/29 ................. 100 105,488
City of San Jose, Series 2019C, GO,
5.00%, 09/01/29 ................. 100 109,415
Clovis Unified School District, Series 2004A, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 60 54,449
Coast Community College District
Series 2019F , GO , 4.00% , 08/01/29 ..... 85 89,819
Series 2019F , GO , 4.00% , 08/01/33 ..... 285 298,321
Contra Costa Community College District, Series
2020C, GO, 4.00%, 08/01/29 ......... 90 95,059

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
68
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/29 ..... USD 1,345 $ 1,391,941
Contra Costa Water District, Series 2023, RB,
5.00%, 10/01/29 ................. 50 55,527
County of Sacramento Airport System, Series
2024, RB, 5.00%, 07/01/29 .......... 500 547,551
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/29
(b)
............. 1,400 1,271,879
Evergreen School District, Series 2020, GO,
3.00%, 08/01/29 ................. 165 166,221
Inglewood Unified School District, Series B, GO,
5.00%, 08/01/29 ................. 440 476,549
Los Angeles Community College District
Series J , GO , 4.00% , 08/01/29 ......... 40 41,124
Series 2024 , GO , 5.00% , 08/01/29 ...... 110 121,615
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/29 ..... 95 104,466
Series 2017A , RB , 5.00% , 07/01/29 ..... 1,760 1,840,556
Los Angeles County Public Works Financing
Authority
Series 2020A , RB , 5.00% , 12/01/29 ..... 25 27,748
Series 2019E-1 , RB , 5.00% , 12/01/31 .... 130 144,250
Los Angeles County Sanitation Districts
Financing Authority, Series 2021A, RB,
5.00%, 10/01/29 ................. 130 143,952
Los Angeles Department of Water & Power
Series 2017A , RB , 5.00% , 07/01/29 ..... 110 112,847
Series 2018D , RB , 5.00% , 07/01/29 ..... 130 137,702
Series 2019B , RB , 5.00% , 07/01/29 ..... 130 139,091
Series 2019D , RB , 5.00% , 07/01/29 ..... 65 70,230
Series 2020A , RB , 5.00% , 07/01/29 ..... 240 259,312
Series 2021B , RB , 5.00% , 07/01/29 ..... 275 297,128
Series 2023A , RB , 5.00% , 07/01/29 ..... 690 745,521
Series 2024C , RB , 5.00% , 07/01/29 ..... 155 167,472
Series 2024E , RB , 5.00% , 07/01/29 ..... 300 324,140
Series 2019B , RB , 5.00% , 07/01/33 ..... 205 218,295
Series 2019D , RB , 5.00% , 07/01/33 ..... 45 48,357
Los Angeles Department of Water & Power
Water System
Series 2017A , RB , 5.00% , 07/01/29 ..... 80 82,089
Series 2018B , RB , 5.00% , 07/01/29 ..... 65 68,886
Series 2020A , RB , 5.00% , 07/01/29 ..... 250 270,298
Series 2022B , RB , 5.00% , 07/01/29 ..... 80 86,495
Series 2024A , RB , 5.00% , 07/01/29 ..... 295 318,952
Los Angeles Unified School District
Series 2020A , GO , 5.00% , 07/01/29 ..... 135 149,090
Series 2019A , GO , 5.00% , 07/01/30 ..... 250 276,183
Series 2019A , GO , 4.00% , 07/01/33 ..... 250 260,104
Los Rios Community College District
Series 2017 , GO , 5.00% , 08/01/29 ...... 80 83,544
Series E , GO , 3.00% , 08/01/32 ........ 725 728,489
Metropolitan Water District of Southern California
Series 2022B , RB , 3.00% , 07/01/29 ..... 505 514,998
Series 2020A , RB , 5.00% , 07/01/29 ..... 60 66,050
Series 2021A , RB , 5.00% , 10/01/29 ..... 30 33,352
Series 2019A , RB , 5.00% , 07/01/31 ..... 50 54,538
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/29 .............. 140 148,598
Municipal Improvement Corp. of Los Angeles
Series 2023-A , RB , 5.00% , 05/01/29 ..... 110 119,842
Series 2020-B , RB , 5.00% , 11/01/29 ..... 125 137,779
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/29 (NPFGC)
(b)
... 360 328,266
Security
Par (000)
Par (000) Value
California (continued)
Orange County Water District
Series 2017A , RB , 5.00% , 08/15/29 ..... USD 90 $ 93,139
Series 2019C , RB , 5.00% , 08/15/29 ..... 395 437,234
Series 2019C , RB , 5.00% , 08/15/30 ..... 50 55,367
Poway Unified School District, Series A, GO,
0.00%, 08/01/29
(b)
................ 150 136,308
Rancho Santiago Community College District,
Series C, GO, 0.00%, 09/01/29
(b)
....... 200 181,215
Riverside County Transportation
Commission Sales Tax, Series 2017A, RB,
5.00%, 06/01/29 ................. 20 20,837
San Diego County Water Authority, Series
2022A, RB, 5.00%, 05/01/29 ......... 205 225,035
San Diego Unified School District
Series R-1 , GO , 0.00% , 07/01/29
(b)
...... 200 181,067
Series 2021E-2 , GO , 5.00% , 07/01/29 .... 65 71,820
Series 2017J , GO , 5.00% , 07/01/29 ..... 75 78,302
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2022B , RB , 5.00% , 05/01/29 ..... 100 109,081
Series 2019D , RB , 5.00% , 05/01/30 ..... 60 65,352
San Jose Evergreen Community College District,
Series B, GO, 4.00%, 09/01/29 ........ 30 31,352
San Jose Unified School District, Series C, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 220 201,127
San Mateo County Community College District
(b)
Series 2005A , GO , 0.00% , 09/01/29
( NPFGC ) .................... 100 91,123
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) .................... 690 628,748
Santa Clarita Community College District, Series
2005, GO, 0.00%, 08/01/29
(b)
......... 200 181,966
Southern California Public Power Authority
Series 20201 , RB , 5.00% , 07/01/29 ..... 100 108,126
Series 2021-1 , RB , 5.00% , 07/01/29 ..... 275 297,328
Series 2024A , RB , 5.00% , 07/01/29 ..... 150 162,179
Series 2025-2 , RB , VRDN
5.00% , 07/01/29
(a) (c)
.............. 375 396,754
Southwestern Community College District,
Series 2004, GO, 0.00%, 08/01/29 (NPFGC)
(b)
200 181,295
State of California
GO , 5.00% , 04/01/29 ............... 935 1,014,060
Series B , GO , 5.00% , 08/01/29 ........ 240 250,645
GO , 5.00% , 08/01/29 ............... 345 370,977
GO , 4.00% , 09/01/29 ............... 880 928,814
GO , 5.00% , 09/01/29 ............... 1,070 1,171,478
Series 2024 , GO , 5.00% , 09/01/29 ...... 470 514,574
GO , 5.00% , 10/01/29 ............... 335 367,465
Series 2023 , GO , 5.00% , 10/01/29 ...... 455 499,094
GO , 4.00% , 11/01/29 ............... 295 312,101
GO , 5.00% , 11/01/29 ............... 1,825 2,005,647
Series 2017 , GO , 5.00% , 11/01/29 ...... 300 315,221
Series 2020 , GO , 5.00% , 11/01/29 ...... 475 522,018
GO , 5.00% , 12/01/29 ............... 555 611,021
Series 2019 , GO , 5.00% , 10/01/30 ...... 280 307,469
GO , 5.00% , 04/01/31 ............... 135 146,496
Series 2019 , GO , 5.00% , 10/01/31 ...... 290 318,066
GO , 5.00% , 04/01/32 ............... 290 314,311
GO , 5.00% , 10/01/32 ............... 300 328,386
State of California Department of Water
Resources
Series BA , RB , 5.00% , 12/01/29 ........ 115 126,712
Series BB , RB , 5.00% , 12/01/29 ........ 140 156,180
Series BA , RB , 5.00% , 12/01/31 ........ 20 22,054

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
69
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... USD 1,000 $ 902,129
University of California
Series 2018AZ , RB , 4.00% , 05/15/29 .... 120 124,480
Series 2018O , RB , 4.00% , 05/15/29 ..... 190 196,998
Series 2017AY , RB , 5.00% , 05/15/29 .... 160 166,544
Series 2017M , RB , 5.00% , 05/15/29 ..... 85 88,450
Series 2018AZ , RB , 5.00% , 05/15/29 .... 80 85,591
Series 2020BE , RB , 5.00% , 05/15/29 .... 150 164,468
Series 2023BM , RB , 5.00% , 05/15/29 .... 85 93,198
Series 2023BN , RB , 5.00% , 05/15/29 .... 155 169,950
Series 2023BQ , RB , 5.00% , 05/15/29 .... 375 411,169
Series 2024BS , RB , 5.00% , 05/15/29 .... 165 180,914
Series 2025BZ , RB , 5.00% , 05/15/29
(a)
... 1,100 1,206,096
William S Hart Union High School District, Series
2005B, GO, 0.00%, 09/01/29 (AGM)
(b)
.... 525 473,003
41,154,594
Colorado — 1.2%
Adams & Arapahoe Counties Joint School
District 28J Aurora, Series 2021A, GO,
5.00%, 12/01/29 (SAW) ............ 60 65,799
Board of Governors of Colorado State University
System, Series A, RB, 5.00%, 03/01/29
(HERBIP) ..................... 35 36,463
Board of Water Commissioners City & County
of Denver (The), Series 2024A, RB,
5.00%, 09/15/29 ................. 500 547,225
Boulder Valley School District No. Re-2 Boulder,
Series 2019B, GO, 4.00%, 12/01/29 (SAW) 150 153,283
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/29 ..... 70 76,402
Series 2020B , GO , 5.00% , 08/01/29 ..... 130 141,890
Series 2022A , GO , 5.00% , 08/01/29 ..... 160 174,634
COP , 5.00% , 12/01/29 .............. 115 125,741
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/29 ..... 65 71,072
Series 2022C , RB , 5.00% , 11/15/29 ..... 170 185,880
Series 2019C , RB , 5.00% , 11/15/30 ..... 210 229,284
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/29 ...... 250 274,367
Denver City & County School District No. 1
Series 2021 , GO , 5.00% , 12/01/29 ( SAW ) . 170 186,570
Series 2018A , GO , 5.50% , 12/01/29 ( SAW ) 345 365,326
Regional Transportation District, COP,
5.00%, 06/01/29 ................. 55 59,514
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/29 ..... 165 180,772
State of Colorado, Series 2018M, COP,
5.00%, 03/15/29 ................. 330 348,405
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/29 .... 230 244,014
Weld County School District No. 6 Greeley
Series 2020 , GO , 5.00% , 12/01/29 ( SAW ) . 150 164,315
Series 2020 , GO , 5.00% , 12/01/31 ( SAW ) . 120 131,219
3,762,175
Connecticut — 1.5%
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/29 ..... 170 177,171
Series 2022A , GO , 4.00% , 01/15/29 ..... 150 156,327
Series 2020A , GO , 5.00% , 01/15/29 ..... 180 193,254
Series 2019B , GO , 5.00% , 02/15/29 ..... 50 53,778
Series 2020C , GO , 4.00% , 06/01/29 ..... 225 235,643
Series 2022C , GO , 5.00% , 06/15/29 ..... 60 64,992
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2022E , GO , 5.00% , 11/15/29 ..... USD 55 $ 60,100
Series 2024H , GO , 5.00% , 11/15/29 ..... 500 546,363
Series 2025B , GO , 5.00% , 12/01/29 ..... 1,125 1,230,398
Series 2019A , GO , 5.00% , 04/15/31 ..... 100 107,962
Series 2019A , GO , 5.00% , 04/15/33 ..... 200 215,117
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/29 ..... 465 488,399
Series 2021C , RB , 5.00% , 01/01/29 ..... 200 214,549
Series 2021A , RB , 5.00% , 05/01/29 ..... 295 318,725
Series 2022A , RB , 5.00% , 07/01/29 ..... 105 113,842
Series 2023B , RB , 5.00% , 07/01/29 ..... 75 81,316
Series 2018B , RB , 5.00% , 10/01/29 ..... 130 138,817
Series 2021D , RB , 5.00% , 11/01/29 ..... 225 245,674
University of Connecticut, Series 2017A, RB,
5.00%, 01/15/29 (SAP) ............. 100 102,839
4,745,266
Delaware — 0.5%
County of New Castle, Series 2019, GO,
5.00%, 04/01/29 ................. 220 238,332
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/29 ...... 135 146,970
Series 2020 , RB , 5.00% , 07/01/29 ...... 225 244,951
Series 2019 , RB , 5.00% , 07/01/32 ...... 160 173,679
State of Delaware
Series 2020A , GO , 5.00% , 01/01/29 ..... 145 156,198
Series 2021 , GO , 5.00% , 02/01/29 ...... 135 145,699
Series 2022 , GO , 5.00% , 03/01/29 ...... 135 145,973
Series 2019 , GO , 5.00% , 02/01/30 ...... 100 108,007
Series 2019 , GO , 5.00% , 02/01/32 ...... 100 107,907
1,467,716
District of Columbia — 1.7%
District of Columbia
Series 2023A , GO , 5.00% , 01/01/29 ..... 15 16,102
Series 2017D , GO , 5.00% , 06/01/29 ..... 120 124,505
Series 2023B , GO , 5.00% , 06/01/29 ..... 230 249,113
Series 2019A , GO , 5.00% , 10/15/29 ..... 280 302,574
Series 2020 , RB , 5.00% , 12/01/29 ...... 365 398,043
Series 2019A , GO , 5.00% , 10/15/31 ..... 405 436,547
Series 2020 , RB , 5.00% , 12/01/31 ...... 415 451,766
Series 2020 , RB , 5.00% , 12/01/32 ...... 215 233,527
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/29 ..... 180 193,913
Series 2020A , RB , 5.00% , 03/01/29 ..... 175 188,527
Series 2020C , RB , 5.00% , 05/01/29 ..... 260 281,109
Series 2019C , RB , 5.00% , 10/01/29 ..... 200 218,162
Series 2019A , RB , 5.00% , 03/01/30 ..... 125 136,100
Series 2019C , RB , 5.00% , 10/01/30 ..... 280 305,373
Series 2019A , RB , 5.00% , 03/01/31 ..... 135 146,898
District of Columbia Water & Sewer Authority
Series 2024A , RB , 5.00% , 10/01/29 ..... 60 65,519
Series 2025A , RB , 5.00% , 10/01/29 ..... 300 327,594
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/29 ..... 150 155,565
Series A-1 , RB , 5.00% , 07/01/29 ....... 210 217,792
Series 2020A , RB , 5.00% , 07/15/29 ..... 190 205,904
Series 2021A , RB , 5.00% , 07/15/29 ..... 495 536,433
5,191,066
Florida — 4.2%
Central Florida Expressway Authority
Series 2017 , RB , 5.00% , 07/01/29 ...... 175 181,583
Series 2021D , RB , 5.00% , 07/01/29 ..... 135 145,745
Series 2019A , RB , 5.00% , 07/01/32 ..... 105 113,331

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
70
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2019B , RB , 5.00% , 07/01/33 ..... USD 265 $ 284,697
Central Florida Tourism Oversight District, Series
2017A, GO, 5.00%, 06/01/29 ......... 60 62,080
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/29 ......... 400 417,750
City of Jacksonville
Series 2019A , RB , 5.00% , 10/01/29 ..... 305 332,353
Series 2022A , RB , 5.00% , 10/01/29 ..... 235 256,075
Series 2019A , RB , 5.00% , 10/01/32 ..... 335 363,412
County of Miami-Dade
Series 2019B , RB , 5.00% , 04/01/29 ..... 190 205,191
Series 2019B , RB , 5.00% , 04/01/30 ..... 170 183,801
Series 2019A , RB , 5.00% , 04/01/33 ..... 145 155,674
County of Miami-Dade Transit System
Series 2019 , RB , 5.00% , 07/01/30 ...... 265 286,957
Series 2019 , RB , 5.00% , 07/01/31 ...... 315 340,796
County of Seminole, Series 2025A, RB,
5.00%, 10/01/29 ................. 195 212,488
Florida Department of Environmental Protection
Series 2018A , RB , 5.00% , 07/01/29 ..... 405 438,413
Series 2019A , RB , 5.00% , 07/01/29 ..... 25 27,063
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/29 .... 150 163,979
Florida Municipal Power Agency
Series 2018A , RB , 3.00% , 10/01/29 ..... 170 169,794
Series 2019A , RB , 5.00% , 10/01/29 ..... 100 108,774
Series 2025A , RB , 5.00% , 10/01/29
(a)
.... 380 413,341
JEA Electric System, Series 2024A-3, RB,
5.00%, 10/01/29 ................. 115 125,090
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/29 ................. 100 108,852
Orange County School Board, Series 2017C,
COP, 5.00%, 08/01/29 ............. 155 168,192
Orlando Utilities Commission
Series 2019A , RB , 5.00% , 10/01/29 ..... 200 216,428
Series 2021A , RB , 5.00% , 10/01/29 ..... 80 87,393
Series 2024A , RB , 5.00% , 10/01/29 ..... 250 273,102
Palm Beach County School District, Series
2018C, COP, 5.00%, 08/01/29 ........ 1,005 1,066,013
School Board of Miami-Dade County (The)
Series 2017 , GO , 5.00% , 03/15/29 ...... 45 46,346
Series 2025A , COP , 5.00% , 05/01/29 .... 975 1,048,780
School District of Broward County
Series 2019B , COP , 5.00% , 07/01/29 .... 905 977,362
Series B , COP , 5.00% , 07/01/29 ........ 150 155,196
Seminole County School District Sales Tax,
Series 2025, RB, 5.00%, 10/01/29 ...... 115 125,269
State of Florida
Series 2017B , GO , 5.00% , 06/01/29 ..... 240 248,749
Series 2017C , GO , 5.00% , 06/01/29 ..... 320 331,665
Series 2019C , GO , 5.00% , 06/01/29 ..... 245 266,331
Series 2020A , GO , 5.00% , 06/01/29 ..... 205 222,848
Series 2021B , GO , 5.00% , 06/01/29 ..... 165 179,366
Series 2022A , GO , 5.00% , 06/01/29 ..... 95 103,271
Series 2018B , GO , 5.00% , 07/01/29 ..... 280 297,847
Series 2020A , GO , 5.00% , 07/01/29 ..... 95 103,288
Series 2021B , GO , 5.00% , 07/01/29 ..... 100 108,724
Series 2022A , GO , 5.00% , 07/01/29 ..... 105 114,160
Series 2019C , GO , 4.00% , 06/01/32 ..... 315 326,674
Series 2019C , GO , 3.00% , 06/01/33 ..... 45 44,985
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/29 ...... 160 169,773
Series 2019A , RB , 5.00% , 07/01/29 ..... 105 113,739
Series 2021A , RB , 5.00% , 07/01/29 ..... 400 433,291
Security
Par (000)
Par (000) Value
Florida (continued)
State of Florida Department of Transportation
Turnpike System
Series 2019B , RB , 5.00% , 07/01/29 ..... USD 190 $ 206,298
Series 2020A , RB , 5.00% , 07/01/29 ..... 50 54,289
Series 2020B , RB , 5.00% , 07/01/29 ..... 75 81,434
Series 2023A , RB , 5.00% , 07/01/29 ..... 120 130,294
Series 2024A , RB , 6.00% , 07/01/29 ..... 150 167,912
State of Florida Lottery, Series 2019A, RB,
5.00%, 07/01/29 ................. 90 97,918
13,064,176
Georgia — 2.3%
Athens-Clarke County Unified Government,
Series 2021, GO, 5.00%, 12/01/29 ...... 170 186,570
City of Atlanta Department of Aviation
Series 2021B , RB , 5.00% , 07/01/29 ..... 160 173,807
Series 2019E , RB , 5.00% , 07/01/30 ..... 60 65,024
City of Atlanta Water & Wastewater
Series 2018B , RB , 5.00% , 11/01/29 ..... 125 130,886
Series 2018C , RB , 5.00% , 11/01/29 ..... 480 502,601
Series 2004 , RB , 5.75% , 11/01/29 ( AGM ) . 100 112,188
County of Cobb, Series 2019, RB,
5.00%, 07/01/29 ................. 250 272,360
Forsyth County School District
Series 2018 , GO , 5.00% , 02/01/29 ...... 235 248,042
Series 2020 , GO , 5.00% , 02/01/29 ...... 95 102,532
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/29 ...... 785 850,233
Henry County School District, Series 2021, GO,
4.00%, 08/01/29 (SAW) ............ 425 447,037
Metropolitan Atlanta Rapid Transit Authority,
Series 2023B, RB, 5.00%, 07/01/29 ..... 110 119,556
Municipal Electric Authority of Georgia
Series 2019A , RB , 5.00% , 01/01/29 ..... 325 347,050
Series 2020A , RB , 5.00% , 01/01/29 ..... 50 53,392
Series 2024A , RB , 5.00% , 01/01/29 ..... 30 32,035
Private Colleges & Universities Authority
Series 2019A , RB , 5.00% , 09/01/29 ..... 740 805,031
Series 2022A , RB , 5.00% , 09/01/29 ..... 1,125 1,223,864
Series 2025A , RB , 5.00% , 09/01/29
(a)
.... 415 451,470
State of Georgia
Series 2022C , GO , 4.00% , 07/01/29 ..... 290 305,235
Series 2018A , GO , 5.00% , 07/01/29 ..... 90 95,925
Series 2021A , GO , 5.00% , 07/01/29 ..... 45 49,045
Series 2023A , GO , 5.00% , 07/01/29 ..... 45 49,045
Series 2020A , GO , 5.00% , 08/01/29 ..... 85 92,813
Series 2019A , GO , 5.00% , 07/01/30 ..... 195 212,525
6,928,266
Hawaii — 1.4%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/29 ..... 25 26,195
Series 2019A , RB , 4.00% , 07/01/31 ..... 400 418,554
Series 2019A , RB , 4.00% , 07/01/32 ..... 200 208,660
City & County of Honolulu
Series 2021B , GO , 5.00% , 07/01/29 ..... 145 157,491
Series 2025E , GO , 5.00% , 07/01/29 ..... 500 543,438
Series 2019C , GO , 4.00% , 08/01/29 ..... 255 267,477
Series 2019A , GO , 5.00% , 09/01/29 ..... 575 612,855
Series C , GO , 5.00% , 10/01/29 ........ 255 278,465
Series 2022A , GO , 5.00% , 11/01/29 ..... 465 508,706
County of Hawaii, Series D, GO,
4.00%, 09/01/29 ................. 140 142,366
County of Maui, Series 2020, GO,
5.00%, 03/01/29 ................. 85 91,686

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
71
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hawaii (continued)
State of Hawaii
Series 2019FW , GO , 5.00% , 01/01/29 .... USD 75 $ 80,628
Series FK , GO , 5.00% , 05/01/29 ....... 205 212,057
Series FN , GO , 5.00% , 10/01/29 ....... 210 219,181
Series 2019FW , GO , 5.00% , 01/01/33 .... 325 348,450
University of Hawaii, Series 2017F, RB,
5.00%, 10/01/29 ................. 85 88,599
4,204,808
Idaho — 0.5%
Idaho Housing & Finance Association
Series 2021A , RB , 5.00% , 07/15/29 ..... 695 752,177
Series 2019A , RB , 5.00% , 07/15/30 ..... 195 211,607
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/29 .............. 500 543,174
1,506,958
Illinois — 5.2%
Board of Trustees of the University of Illinois
(The), Series 2021A, RB, 5.00%, 04/01/29 . 285 306,462
Chicago O'Hare International Airport
Series 2020A , RB , 5.00% , 01/01/29 ..... 100 107,076
Series 2020B , RB , 5.00% , 01/01/29 ..... 125 133,845
Series A , RB , 5.00% , 01/01/29 ......... 115 117,906
Series D , RB , 5.25% , 01/01/29 ......... 335 344,686
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/29 ...... 250 266,433
City of Chicago
Series 2008C , GO , 0.00% , 01/01/29
(b)
.... 170 151,970
Series 2024B , GO , 5.00% , 01/01/29 ..... 250 258,328
City of Chicago Wastewater Transmission
Series 2023B , RB , 5.00% , 01/01/29 ( AGM ) 370 394,132
Series 2024A , RB , 5.00% , 01/01/29 ( BAM ) 215 229,023
City of Chicago Waterworks
Series 2017 , RB , 5.00% , 11/01/29 ...... 230 239,680
Series 2023B , RB , 5.00% , 11/01/29 ..... 110 119,063
Series 2024A , RB , 5.00% , 11/01/29 ..... 310 334,811
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/29 (BAM) ............ 570 606,702
County of Cook
Series 2018 , RB , 5.00% , 11/15/29 ...... 165 172,575
Series 2022A , GO , 5.00% , 11/15/29 ..... 305 331,451
Du Page Cook & Will Counties Community
College District No. 502, Series 2019, GO,
3.00%, 01/01/29 ................. 110 110,148
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/29 .......... 270 294,487
Illinois Finance Authority
Series 2019 , RB , 5.00% , 01/01/29 ...... 105 112,638
Series 2020 , RB , 5.00% , 01/01/29 ...... 495 531,009
Series 2025C , RB , 5.00% , 04/01/29
(a)
.... 320 344,206
Series 2019 , RB , 5.00% , 01/01/31 ...... 305 330,158
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/29 ..... 950 1,018,211
Series 2019C , RB , 5.00% , 01/01/29 ..... 750 803,851
Series 2018A , RB , 5.00% , 01/01/30 ..... 205 218,450
Series 2018A , RB , 5.00% , 01/01/31 ..... 135 143,886
Lake County School District No. 112 North
Shore, Series 2024, GO, 5.00%, 12/01/29 . 130 141,706
Metropolitan Water Reclamation District
of Greater Chicago, Series 2021C, GO,
5.00%, 12/01/29 ................. 245 267,953
Regional Transportation Authority
Series 2017A , RB , 5.00% , 07/01/29 ..... 25 25,803
Series 2002A , RB , 6.00% , 07/01/29 ( NPFGC ) 90 100,005
Security
Par (000)
Par (000) Value
Illinois (continued)
Sales Tax Securitization Corp.
Series 2023A , RB , 4.00% , 01/01/29 ..... USD 215 $ 221,121
Series 2020A , RB , 5.00% , 01/01/29 ..... 615 653,616
Series 2017A , RB , 5.00% , 01/01/29 ..... 585 610,590
State of Illinois
Series 2016 , GO , 5.00% , 02/01/29 ...... 225 230,410
Series 2021A , GO , 5.00% , 03/01/29 ..... 595 634,078
Series 2022A , GO , 5.00% , 03/01/29 ..... 95 101,364
Series 2022B , GO , 5.00% , 03/01/29 ..... 365 389,451
Series 2018A , GO , 5.00% , 05/01/29 ..... 220 231,177
Series 2024B , GO , 5.00% , 05/01/29 ..... 690 738,421
Series 2023D , GO , 5.00% , 07/01/29 ..... 325 348,812
Series 2025B , GO , 5.25% , 09/01/29 ..... 500 542,689
Series 2022B , GO , 5.00% , 10/01/29 ..... 80 86,235
Series 2019A , GO , 5.00% , 11/01/29 ..... 90 97,156
Series 2021A , GO , 5.00% , 12/01/29 ..... 355 383,167
Series 2023B , GO , 5.00% , 12/01/29 ..... 830 897,182
Series 2019B , GO , 5.00% , 11/01/31 ..... 355 381,857
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/29 ..... 355 368,013
Series 2021C , RB , 5.00% , 06/15/29 ..... 500 535,368
Series 2024A , RB , 5.00% , 06/15/29 ..... 100 107,145
16,114,506
Indiana — 2.1%
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/29 ................. 115 122,646
Indiana Finance Authority
Series 2017C , RB , 5.00% , 02/01/29 ..... 140 147,411
Series 2018A , RB , 5.00% , 02/01/29 ..... 55 57,924
Series 2019A , RB , 5.00% , 02/01/29 ..... 260 280,369
Series 2021B , RB , 5.00% , 02/01/29 ..... 240 258,802
Series 2021-1 , RB , 5.00% , 10/01/29 ..... 290 316,245
Series 2021A , RB , 5.00% , 10/01/29 ( BAM ) 195 213,180
Series 2022B , RB , 5.00% , 10/01/29 ..... 115 125,407
Series 2023A , RB , 5.00% , 10/01/29 ..... 185 201,742
Series 2019E , RB , 5.00% , 02/01/30 ..... 220 236,134
Series 2019A , RB , 5.00% , 02/01/31 ..... 200 215,085
Series 2019E , RB , 5.00% , 02/01/31 ..... 335 359,619
Indiana Municipal Power Agency
Series 2017A , RB , 5.00% , 01/01/29 ..... 155 162,379
Series 2025A , RB , 5.00% , 01/01/29 ..... 280 300,316
Series 2019A , RB , 5.00% , 01/01/32 ..... 125 133,541
Indiana University
Series 2020A , RB , 5.00% , 06/01/29 ..... 185 200,730
Series Z-1 , RB , 5.00% , 08/01/29 ....... 600 653,373
Indianapolis Local Public Improvement Bond
Bank
Series 2017C , RB , 5.00% , 01/01/29 ..... 470 491,771
Series 2019A , RB , 5.00% , 02/01/29 ..... 110 117,412
Series 2024E , RB , 5.00% , 02/01/29 ..... 575 617,813
Series 2021A , RB , 5.00% , 06/01/29 ..... 500 538,565
IPS Multi-School Building Corp., Series 2019,
RB, 5.00%, 01/15/29 (ST INTERCEPT) ... 460 490,863
Purdue University
Series 2025B , RB , 5.00% , 07/01/29
(a)
.... 250 271,473
Series EE , RB , 5.00% , 07/01/29 ........ 95 103,160
6,615,960
Iowa — 0.2%
Iowa Finance Authority, Series 2021A, RB,
5.00%, 08/01/29 ................. 550 600,037

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
72
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kansas — 0.7%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/29 ................. USD 225 $ 234,918
Johnson County Unified School District No.
512 Shawnee Mission, Series 2023A, GO,
5.00%, 10/01/29 ................. 120 130,893
Kansas Development Finance Authority
Series 2019SRF , RB , 5.00% , 05/01/29 ... 830 896,492
Series 2024SRF , RB , 5.00% , 05/01/29 ... 60 65,037
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/29 ................. 30 32,745
Sedgwick County Unified School District No. 266
Maize, Series 2019A, GO, 4.00%, 09/01/29 175 179,009
State of Kansas Department of Transportation
Series 2018A , RB , 5.00% , 09/01/29 ..... 255 265,768
Series 2025A , RB , 5.00% , 09/01/29 ..... 185 201,293
2,006,155
Kentucky — 0.6%
Boone County School District Finance Corp.,
Series 2021, RB, 2.00%, 04/01/29 (ST
INTERCEPT) ................... 100 94,689
Kentucky Infrastructure Authority, Series 2018A,
RB, 5.00%, 02/01/29 .............. 95 100,193
Kentucky State Property & Building Commission
Series B , RB , 5.00% , 05/01/29 ......... 120 124,119
Series A , RB , 5.00% , 10/01/29 ......... 100 108,340
Series 2024A , RB , 5.00% , 11/01/29 ..... 80 86,815
Series 2024B , RB , 5.00% , 11/01/29 ..... 675 732,503
Series A , RB , 5.00% , 11/01/29 ......... 65 70,537
Kentucky Turnpike Authority, Series 2024A, RB,
5.00%, 07/01/29 ................. 340 368,521
Louisville Water Co., Series 2025, RB,
5.00%, 11/15/29 ................. 110 120,602
1,806,319
Louisiana — 0.6%
Jefferson Sales Tax District, Series 2019B, RB,
5.00%, 12/01/29 ................. 425 462,136
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/29 ..... 280 302,033
Series 2023A , GO , 5.00% , 04/01/29 ..... 95 102,663
Series 2023 , RB , 5.00% , 09/01/29 ...... 610 662,863
Series 2024C , GO , 5.00% , 12/01/29 ..... 250 274,174
1,803,869
Maine — 0.6%
City of Portland, Series 2020, GO,
5.00%, 10/01/29 ................. 100 109,511
Maine Governmental Facilities Authority, Series
2025A, RB, 5.00%, 10/01/29 ......... 70 76,302
Maine Municipal Bond Bank
Series 2020A , RB , 5.00% , 09/01/29 ..... 655 711,713
Series 2019A , RB , 5.00% , 11/01/31 ..... 215 234,740
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/29 ................. 205 222,578
State of Maine
Series 2019B , GO , 5.00% , 06/01/29 ..... 185 200,968
Series 2020B , GO , 5.00% , 06/01/29 ..... 85 92,337
Series 2021B , GO , 5.00% , 06/01/29 ..... 115 124,926
Series 2023B , GO , 5.00% , 06/01/29 ..... 135 146,652
1,919,727
Maryland — 3.2%
City of Baltimore
Series 2020A , RB , 5.00% , 07/01/29 ..... 160 173,247
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2019A , RB , 5.00% , 07/01/32 ..... USD 245 $ 264,067
Series 2019A , GO , 4.00% , 10/15/33 ..... 250 258,718
County of Anne Arundel
Series 2018 , GO , 5.00% , 10/01/29 ...... 115 120,187
Series 2019 , GO , 5.00% , 10/01/29 ...... 90 98,595
Series 2020 , GO , 5.00% , 10/01/29 ...... 110 120,505
Series 2023 , GO , 5.00% , 10/01/29 ...... 130 142,415
Series 2019 , GO , 5.00% , 10/01/30 ...... 65 71,064
Series 2020 , GO , 5.00% , 10/01/30 ...... 45 49,198
County of Baltimore
Series 2019 , GO , 5.00% , 03/01/29 ...... 145 156,738
Series 2020 , GO , 5.00% , 03/01/29 ...... 105 113,500
Series 2021 , GO , 5.00% , 03/01/29 ...... 230 248,619
Series 2022 , GO , 5.00% , 03/01/29 ...... 140 151,333
Series 2019 , GO , 5.00% , 03/01/32 ...... 110 118,459
County of Frederick, Series 2021A, GO,
5.00%, 10/01/29 ................. 170 186,235
County of Howard
Series 2017A , GO , 3.00% , 02/15/29 ..... 675 676,318
Series 2018A , GO , 5.00% , 02/15/29 ..... 110 116,133
Series 2020A , GO , 5.00% , 08/15/29 ..... 115 125,623
Series 2021A , GO , 5.00% , 08/15/29 ..... 115 125,623
County of Montgomery
Series 2021A , GO , 5.00% , 08/01/29 ..... 105 114,600
Series 2020B , GO , 4.00% , 11/01/29 ..... 595 628,191
Series 2018A , GO , 5.00% , 11/01/29 ..... 160 171,696
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/29 ..... 125 133,001
Series 2020B , GO , 5.00% , 09/15/29 ..... 345 377,305
Series 2019A , GO , 5.00% , 07/15/30 ..... 110 119,405
Series 2019A , GO , 4.00% , 07/15/31 ..... 415 434,125
Maryland State Transportation Authority
Series 2017 , RB , 3.00% , 07/01/29 ...... 500 500,528
Series 2021A , RB , 5.00% , 07/01/29 ..... 120 130,504
State of Maryland
Series 2017 , GO , 5.00% , 03/15/29 ...... 80 82,461
Series 2018A , GO , 5.00% , 03/15/29 ..... 320 338,189
Series 2019-1 , GO , 5.00% , 03/15/29 ..... 240 259,575
Series 2020A , GO , 5.00% , 03/15/29 ..... 385 416,402
Series 2022-1A , GO , 5.00% , 06/01/29 .... 375 407,501
Series 2019-2A , GO , 5.00% , 08/01/30 .... 155 168,693
Series 2019-1 , GO , 5.00% , 03/15/31 ..... 210 226,651
Series 2019-1 , GO , 5.00% , 03/15/32 ..... 155 167,148
Series 2019-1 , GO , 4.00% , 03/15/33 ..... 160 166,320
State of Maryland Department of Transportation
Series 2020 , RB , 5.00% , 10/01/29 ...... 155 169,675
Series 2021A , RB , 4.00% , 10/01/30 ..... 495 519,609
Series 2021A , RB , 3.00% , 10/01/31 ..... 145 145,655
Series 2021A , RB , 3.00% , 10/01/32 ..... 280 280,388
University System of Maryland
Series 2018-A , RB , 5.00% , 04/01/29 ..... 105 111,302
Series 2019C , RB , 5.00% , 04/01/29 ..... 185 200,062
Series 2022A , RB , 5.00% , 04/01/29 ..... 80 86,513
Washington Suburban Sanitary Commission,
Series 2020, RB, 5.00%, 06/01/29 (GTD) .. 100 108,739
9,780,815
Massachusetts — 1.4%
City of Boston, Series 2017A, GO,
3.00%, 04/01/29 ................. 100 100,245
Commonwealth of Massachusetts
Series 2020A , GO , 5.00% , 03/01/29 ..... 420 453,944
Series 2019C , GO , 5.00% , 05/01/29 ..... 75 81,366
Series 2019F , GO , 5.00% , 05/01/29 ..... 185 200,704
Series 2018B , GO , 5.00% , 07/01/29 ..... 95 103,444

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
73
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2020B , GO , 5.00% , 07/01/29 ..... USD 50 $ 54,445
Series 2020D , GO , 5.00% , 07/01/29 ..... 315 343,000
Series 2019G , GO , 5.00% , 09/01/29 ..... 145 158,474
Series 2020E , GO , 5.00% , 11/01/29 ..... 200 219,397
Series 2019A , GO , 5.00% , 01/01/30 ..... 125 134,647
Series 2019G , GO , 5.00% , 09/01/30 ..... 180 196,695
Series 2019A , GO , 5.00% , 01/01/31 ..... 575 618,988
Series 2019A , GO , 5.25% , 01/01/33 ..... 75 81,131
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/29
(NPFGC)
(b)
.................... 115 105,165
Massachusetts School Building Authority, Series
2025B, RB, 5.00%, 02/15/29 ......... 500 538,495
Massachusetts State College Building Authority,
Series 2022A, RB, 5.00%, 05/01/29 (HERBIP) 30 32,650
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/29 ..... 50 53,833
Series 2019C , RB , 5.00% , 01/01/31 ..... 90 96,874
Series 2019C , RB , 5.00% , 01/01/32 ..... 315 338,853
Series 2019C , RB , 5.00% , 01/01/33 ..... 160 171,852
University of Massachusetts Building Authority
Series 2020-1 , RB , 5.00% , 11/01/31 ..... 80 87,613
Series 2019-1 , RB , 5.00% , 05/01/32 ..... 20 21,610
4,193,425
Michigan — 1.2%
Great Lakes Water Authority Sewage Disposal
System
Series 2018A , RB , 5.00% , 07/01/29 ..... 180 190,790
Series 2018B , RB , 5.00% , 07/01/29 ..... 75 81,316
Great Lakes Water Authority Water Supply
System, Series 2025A, RB, 5.00%, 07/01/29
(a)
200 216,842
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/29 (BAM) ............. 160 174,384
Lansing School District, Series 2019II, GO,
5.00%, 05/01/32 (Q-SBLF) .......... 915 982,425
Michigan State Building Authority, Series 2020I,
RB, 5.00%, 10/15/29 .............. 215 234,872
Michigan State University
Series 2023A , RB , 5.00% , 02/15/29 ..... 90 96,817
Series 2020A , RB , 5.00% , 08/15/29 ..... 100 108,724
Series 2023A , RB , 5.00% , 08/15/29 ..... 390 424,022
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/29 ..... 340 373,443
Series 2021B , RB , 5.00% , 11/15/29 ..... 200 219,672
Series 2023 , RB , 5.00% , 11/15/29 ...... 80 87,869
University of Michigan
Series 2019A , RB , 5.00% , 04/01/29 ..... 180 194,839
Series 2020A , RB , 5.00% , 04/01/29 ..... 75 81,183
Series 2019A , RB , 5.00% , 04/01/30 ..... 135 146,027
3,613,225
Minnesota — 1.3%
City of Minneapolis, Series 2024, GO,
5.00%, 12/01/29 ................. 65 71,330
County of Hennepin
Series 2018A , GO , 5.00% , 12/01/29 ..... 310 326,005
Series 2019C , GO , 5.00% , 12/01/29 ..... 105 115,397
Series 2020A , GO , 5.00% , 12/01/29 ..... 60 65,941
Metropolitan Council, Series 2021C, GO,
5.00%, 12/01/29 ................. 45 49,273
Minneapolis-St. Paul Metropolitan Airports
Commission
Series 2022A , RB , 5.00% , 01/01/29 ..... 175 187,384
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2023A , RB , 5.00% , 01/01/29 ..... USD 405 $ 433,659
Series A , RB , 5.00% , 01/01/29 ......... 650 666,273
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/29 ..... 55 59,322
Series 2020B , GO , 4.00% , 08/01/29 ..... 95 99,434
Series 2018A , GO , 5.00% , 08/01/29 ..... 180 192,261
Series 2019B , GO , 5.00% , 08/01/29 ..... 105 114,517
Series 2020A , GO , 5.00% , 08/01/29 ..... 155 169,049
Series 2022D , GO , 5.00% , 08/01/29 ..... 50 54,532
Series 2017A , GO , 5.00% , 10/01/29 ..... 150 157,168
Series 2023 , COP , 5.00% , 11/01/29 ..... 100 109,431
Series 2019A , GO , 5.00% , 08/01/31 ..... 565 616,722
University of Minnesota
Series 2019A , RB , 5.00% , 04/01/29 ..... 60 64,803
Series 2017A , RB , 5.00% , 09/01/29 ..... 205 213,488
Series 2017B , RB , 5.00% , 12/01/29 ..... 245 256,362
4,022,351
Mississippi — 0.3%
Mississippi Development Bank, Series 2024A,
RB, 5.00%, 01/01/29 .............. 200 214,562
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/29 ..... 405 423,522
Series 2024 , RB , 5.00% , 10/01/29 ...... 110 119,519
Series 2019B , GO , 5.00% , 10/01/33 ..... 260 281,951
1,039,554
Missouri — 0.9%
City of St. Louis, Series 2019C, RB,
5.00%, 07/01/29 ................. 265 286,323
Kansas City Industrial Development Authority
Series 2020B , RB , 5.00% , 03/01/29 ..... 100 107,250
Series 2019C , RB , 5.00% , 03/01/32 ..... 520 555,613
Metropolitan St. Louis Sewer District, Series
2020B, RB, 5.00%, 05/01/29 ......... 70 75,581
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/29 ..... 290 313,727
Missouri Joint Municipal Electric Utility
Commission
Series 2017 , RB , 5.00% , 01/01/29 ...... 430 450,158
Series 2023 , RB , 5.00% , 01/01/29 ...... 530 566,723
Series 2024 , RB , 5.00% , 01/01/29 ...... 30 32,032
Series 2025 , RB , 5.00% , 12/01/29 ...... 150 163,385
2,550,792
Nebraska — 0.4%
City of Lincoln Electric System, Series 2018, RB,
5.00%, 09/01/29 ................. 270 277,901
City of Omaha
Series 2020A , RB , 4.00% , 04/01/29 ..... 145 151,049
Series 2020A , GO , 4.00% , 04/15/29 ..... 20 20,777
Omaha Public Power District
Series 2022B , RB , 5.00% , 02/01/29 ..... 70 75,384
Series 2024A , RB , 5.00% , 02/01/29 ..... 85 91,538
Series 2019A , RB , 5.00% , 02/01/32 ..... 360 386,924
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/29 .............. 135 144,736
1,148,309
Nevada — 2.3%
Clark County School District
Series 2017C , GO , 5.00% , 06/15/29 ..... 300 314,284
Series 2021B , GO , 5.00% , 06/15/29 ..... 215 232,587
Series 2022A , GO , 5.00% , 06/15/29 ..... 100 108,180
Series 2023A , GO , 5.00% , 06/15/29 ..... 185 200,133

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
74
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2024B , GO , 5.00% , 06/15/29 ..... USD 250 $ 270,450
Series 2019B , GO , 5.00% , 06/15/30 ..... 95 102,842
Clark County Water Reclamation District, Series
2023, GO, 5.00%, 07/01/29 .......... 50 54,289
County of Clark
Series 2017 , GO , 5.00% , 06/01/29 ...... 50 51,859
Series 2017 , RB , 5.00% , 07/01/29 ...... 205 213,007
Series 2019 , RB , 5.00% , 07/01/29 ...... 200 217,156
Series 2019C , GO , 5.00% , 07/01/29 ..... 180 195,572
Series 2019E , RB , 5.00% , 07/01/29 ..... 445 482,750
Series 2019A , GO , 5.00% , 12/01/29 ..... 330 361,762
Series 2019E , RB , 5.00% , 07/01/30 ..... 170 183,863
Series 2019 , GO , 5.00% , 06/01/31 ...... 190 205,678
Series 2019C , GO , 4.00% , 07/01/33 ..... 350 365,377
Series 2019E , RB , 5.00% , 07/01/33 ..... 100 107,424
County of Clark Department of Aviation, Series
2024A, RB, 5.00%, 07/01/29 ......... 1,380 1,496,062
County of Washoe
Series 2018 , RB , 5.00% , 02/01/30 ...... 235 252,113
Series 2018 , RB , 5.00% , 02/01/31 ...... 170 182,432
Series 2018 , RB , 5.00% , 02/01/32 ...... 105 112,322
Las Vegas Valley Water District
Series 2017A , GO , 5.00% , 02/01/29 ..... 50 51,472
Series 2022A , GO , 5.00% , 06/01/29 ..... 55 59,769
Series 2022B , GO , 5.00% , 06/01/29 ..... 80 86,937
Series 2022C , GO , 5.00% , 06/01/29 ..... 255 277,110
State of Nevada
Series 2021A , GO , 5.00% , 05/01/29 ..... 120 130,082
Series 2023A , GO , 5.00% , 05/01/29 ..... 135 146,342
Series 2019A , GO , 3.00% , 05/01/31 ..... 225 226,200
GO , 5.00% , 08/01/31 ............... 115 125,278
Washoe County School District
Series 2018 , GO , 5.00% , 10/01/29 ( BAM ) . 70 74,814
Series 2019B , GO , 5.00% , 10/01/29 ..... 50 54,581
6,942,727
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank
Series 2022A , RB , 5.00% , 02/15/29 ( ST
INTERCEPT ) .................. 55 59,267
Series 2021C , RB , 5.00% , 08/15/29 ..... 135 147,062
Series 2022C , RB , 5.00% , 08/15/29 ( ST
INTERCEPT ) .................. 85 92,595
Series 2023B , RB , 5.00% , 08/15/29 ..... 95 103,488
Series 2020B , RB , 3.00% , 08/15/32 ..... 235 235,542
State of New Hampshire
Series 2023A , GO , 5.00% , 02/15/29 ..... 60 64,812
Series 2020A , GO , 5.00% , 12/01/29 ..... 95 104,449
Series 2020A , GO , 5.00% , 12/01/32 ..... 185 202,362
1,009,577
New Jersey — 2.1%
County of Morris, Series 2021, GO,
2.00%, 02/01/29 ................. 100 95,330
New Jersey Economic Development Authority
Series 2017B , RB , 5.00% , 06/15/29 ..... 75 80,158
Series 2019LLL , RB , 5.00% , 06/15/29 .... 150 161,893
Series 2005N1 , RB , 5.50% , 09/01/29
( NPFGC ) .................... 315 348,071
Series 2020A , RB , 5.00% , 11/01/29 ..... 490 532,868
Series 2020A , RB , 5.00% , 11/01/32 ..... 275 298,273
New Jersey Educational Facilities Authority
Series 2021C , RB , 5.00% , 03/01/29 ..... 150 162,013
Series 2024 , RB , 5.00% , 06/01/29 ...... 320 344,365
Series 2017B , RB , 5.00% , 07/01/29 ..... 135 140,383
Security
Par (000)
Par (000) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Series 2021A, RB, 5.00%, 06/15/29 ..... USD 665 $ 717,724
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/29 ..... 140 143,646
Series 2017E , RB , 5.00% , 01/01/29 ..... 200 209,939
Series 2022C , RB , 5.00% , 01/01/29 ..... 315 337,627
Series 2025B , RB , 5.00% , 01/01/29
(a)
.... 550 589,508
Series 2005A , RB , 5.25% , 01/01/29 ..... 300 324,475
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/29 ................. 1,815 1,964,337
6,450,610
New Mexico — 1.0%
Albuquerque Bernalillo County Water Utility
Authority, Series 2021, RB, 4.00%, 07/01/30 130 136,307
New Mexico Finance Authority
Series 2022A , RB , 5.00% , 06/01/29 ..... 20 21,706
Series 2023B , RB , 5.00% , 06/01/29 ..... 225 244,187
Series 2018E , RB , 5.00% , 06/15/29 ..... 200 212,226
Series 2020C-1 , RB , 5.00% , 06/15/29 .... 110 119,481
Series 2021A , RB , 5.00% , 06/15/29 ..... 440 477,926
Santa Fe Public School District, Series 2024,
GO, 5.00%, 08/01/29 (SAW) ......... 500 541,069
State of New Mexico, Series 2023, GO,
5.00%, 03/01/29 ................. 300 323,896
State of New Mexico Severance Tax Permanent
Fund
Series 2020A , RB , 5.00% , 07/01/29 ..... 440 477,262
Series 2021A , RB , 5.00% , 07/01/29 ..... 405 439,298
2,993,358
New York — 8.4%
City of New York
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 150 161,494
Series 2018-1 , GO , 5.00% , 08/01/29 ..... 270 280,761
Series 2022B-1 , GO , 5.00% , 08/01/29 .... 285 308,960
Series 2021C , GO , 5.00% , 08/01/29 ..... 195 211,394
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 345 374,004
Series 2020C-1 , GO , 5.00% , 08/01/29 ... 330 357,743
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 330 357,743
Series 2019E , GO , 5.00% , 08/01/29 ..... 470 504,030
Series 2018C , GO , 5.00% , 08/01/29 ..... 480 503,388
Series 2023B, Sub-Series B-1 , GO ,
5.00% , 10/01/29 ................ 135 146,855
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/29 ................ 225 244,759
Series 2019F-1 , GO , 5.00% , 08/01/30 .... 105 112,662
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 175 190,269
Series 2019E , GO , 5.00% , 08/01/31 ..... 895 959,995
Series 2020B-1 , GO , 5.00% , 10/01/31 .... 105 114,105
Series 2019E , GO , 5.00% , 08/01/32 ..... 330 353,436
Series 2020B-1 , GO , 5.00% , 10/01/32 .... 305 330,797
Series 2020B-1 , GO , 5.00% , 10/01/33 .... 450 484,904
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 210 208,277
County of Suffolk
Series 2021A , GO , 5.00% , 06/15/29 ( BAM ) 110 120,019
Series 2021A , GO , 4.00% , 06/15/31 ( BAM ) 80 83,667
County of Westchester, Series 2017A, GO,
4.00%, 07/01/29 ................. 55 56,496
Empire State Development Corp.
Series 2020A , RB , 5.00% , 03/15/29 ..... 315 341,478
Series 2020C , RB , 5.00% , 03/15/29 ..... 260 281,855
Series 2020E , RB , 5.00% , 03/15/29 ..... 60 64,724

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
75
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/29 ......... USD 210 $ 216,324
Long Island Power Authority, Series 2019A, RB,
5.00%, 09/01/29 ................. 575 612,240
Metropolitan Transportation Authority
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 250 263,364
Series 2020E , RB , 5.00% , 11/15/29 ..... 450 488,238
Series 2024A , RB , 5.00% , 11/15/29 ..... 300 325,492
Series 2025B , RB , 5.00% , 11/15/29
(a)
.... 1,000 1,084,973
Monroe County Industrial Development Corp.,
Series 2017, RB, 5.00%, 05/01/29 (SAW) . 165 170,963
New York City Municipal Water Finance Authority
Series 2020EE , RB , 4.00% , 06/15/29 .... 155 163,280
Series 2021, Sub-Series AA-2 , RB ,
4.00% , 06/15/29 ................ 110 115,876
Series 2021, Sub-Series AA-2 , RB ,
5.00% , 06/15/29 ................ 75 81,695
Series 2021DD , RB , 5.00% , 06/15/29 .... 325 354,013
Series 2019FF-2 , RB , 5.00% , 06/15/33 ... 120 129,596
New York City Transitional Finance Authority
Building Aid
Series 2020S1 , RB , 5.00% , 07/15/29 ( SAW ) 50 54,528
Series 2022, Sub-Series S-1A , RB ,
5.00% , 07/15/29 ( SAW ) ........... 90 98,151
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 120 124,544
Series 2020, Sub-Series  S-1A , RB ,
5.00% , 07/15/33 ( SAW ) ........... 235 254,150
New York City Transitional Finance Authority
Future Tax Secured
Series 2025D , RB , 5.00% , 05/01/29 ..... 180 194,464
Series 2018B-1 , RB , 5.00% , 08/01/29 .... 345 358,111
Series 2021-2 , RB , 5.00% , 08/01/29 ..... 325 352,964
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/29 ................ 75 81,453
Series C , RB , 3.00% , 11/01/29 ......... 130 130,535
Series 2021-1 , RB , 5.00% , 11/01/29 ..... 85 92,803
Series 2021A , RB , 5.00% , 11/01/29 ..... 485 529,525
Series 2021F-1 , RB , 5.00% , 11/01/29 .... 235 256,574
Series 2021G1 , RB , 5.00% , 11/01/29 .... 150 163,771
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 145 158,311
Series 2022D-1 , RB , 5.00% , 11/01/29 .... 610 666,000
Series 2023B, Sub-Series B-1 , RB ,
5.00% , 11/01/29 ................ 120 131,016
Series 2023E-1 , RB , 5.00% , 11/01/29 .... 350 382,131
Series 2020B-1 , RB , 5.00% , 11/01/30 .... 100 108,947
New York State Dormitory Authority
Series 2017A , RB , 5.00% , 02/15/29 ..... 250 257,726
Series 2025A , RB , 5.00% , 03/15/29 ..... 1,750 1,888,970
Series 2023A , RB , 5.00% , 03/15/29 ..... 315 341,053
Series 2021A , RB , 5.00% , 03/15/29 ..... 220 237,404
Series 2020A , RB , 5.00% , 03/15/29 ..... 100 108,271
Series 2025C , RB , 5.00% , 03/15/29 ..... 160 172,706
Series 2019A , RB , 5.00% , 03/15/29 ..... 225 243,609
Series 2018C , RB , 5.00% , 03/15/29 ..... 100 105,433
Series 2021A , RB , 4.00% , 07/01/29 ..... 60 62,400
Series 2025B , RB , 5.00% , 07/01/29 ..... 250 271,673
Series 2022A , RB , 5.00% , 07/01/29 ..... 360 383,024
Series 2018A , RB , 5.00% , 07/01/29 ..... 90 95,509
Series 2017A , RB , 5.00% , 07/01/29 ..... 150 155,953
Series 2019A , RB , 5.00% , 07/01/29 ..... 115 125,054
Series 2019A , RB , 5.00% , 10/01/29 ( SAW ) 100 104,356
Series 2025A , RB , 5.00% , 10/01/29 ..... 95 103,797
Series 2019A , RB , 5.00% , 03/15/31 ..... 290 311,244
Series 2021A , RB , 5.00% , 10/01/31 ..... 135 147,161
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019A , RB , 5.00% , 03/15/32 ..... USD 345 $ 369,571
Series 2019A , RB , 5.00% , 03/15/33 ..... 350 374,255
Series 2019A , RB , 5.00% , 07/01/33 ..... 220 237,533
Series 2021B , RB , 5.00% , 10/01/33 ..... 170 183,323
New York State Environmental Facilities Corp.
Series 2017A , RB , 5.00% , 06/15/29 ..... 20 20,760
Series 2017E , RB , 5.00% , 06/15/29 ..... 120 124,559
Series 2018A , RB , 5.00% , 06/15/29 ..... 165 175,280
Series 2024A , RB , 5.00% , 06/15/29 ..... 15 16,377
Series 2019B , RB , 5.00% , 06/15/30 ..... 140 152,896
Series 2020A , RB , 5.00% , 06/15/31 ..... 80 87,470
Series 2019B , RB , 5.00% , 06/15/32 ..... 135 147,425
New York State Thruway Authority
Series 2019B , RB , 5.00% , 01/01/29 ..... 120 129,127
Series P , RB , 5.00% , 01/01/29 ......... 40 43,245
Series Q , RB , 5.00% , 01/01/29 ........ 780 843,278
Port Authority of New York & New Jersey
Series 212 , RB , 5.00% , 09/01/29 ....... 20 21,851
Series 213 , RB , 5.00% , 09/01/29 ....... 35 38,239
Series 2017 , RB , 5.00% , 11/15/29 ...... 330 345,464
Series 217 , RB , 5.00% , 11/01/32 ....... 85 92,561
Triborough Bridge & Tunnel Authority
Series 2022B , RB , 5.00% , 05/15/29 ..... 165 179,394
Series 2012B , RB , 0.00% , 11/15/29
(b)
.... 75 66,788
Series 2013A , RB , 0.00% , 11/15/29
(b)
.... 1,025 909,143
Series 2022D-1A , RB , 4.00% , 11/15/29 ... 185 195,969
Series 2022D-1A , RB , 5.00% , 11/15/29 ... 165 181,416
Series 2023A , RB , 5.00% , 11/15/29 ..... 140 153,929
Series B , RB , 5.00% , 11/15/29 ......... 450 466,072
Series 2025A , RB , 5.00% , 12/01/29 ..... 45 49,371
26,018,486
North Carolina — 2.4%
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/29 ..... 5 5,435
Series 2023B , COP , 5.00% , 06/01/29 .... 575 623,828
Series 2023A , RB , 5.00% , 07/01/29 ..... 50 54,242
Series A , RB , 5.00% , 07/01/29 ......... 100 103,746
Series 2020 , RB , 5.00% , 12/01/29 ...... 55 60,451
Series 2021B , COP , 5.00% , 12/01/29 .... 400 438,662
Series 2024 , RB , 5.00% , 12/01/29 ...... 40 43,964
Series 2019A , GO , 5.00% , 06/01/31 ..... 785 852,886
City of Charlotte Water & Sewer System
Series 2018 , RB , 5.00% , 07/01/29 ...... 75 79,874
Series 2019 , RB , 5.00% , 07/01/29 ...... 40 43,563
Series 2020 , RB , 5.00% , 07/01/29 ...... 140 152,470
Series 2022A , RB , 5.00% , 07/01/29 ..... 30 32,672
City of Greensboro, Series 2020B, GO,
5.00%, 04/01/29 ................. 190 205,838
City of Raleigh, Series 2024, RB,
5.00%, 10/01/29 ................. 75 81,960
County of Buncombe, Series 2020A, RB,
5.00%, 06/01/29 ................. 25 27,141
County of Forsyth
Series 2021B , GO , 4.00% , 03/01/29 ..... 640 670,874
Series 2019B , GO , 5.00% , 03/01/29 ..... 75 81,049
Series 2021A , RB , 5.00% , 04/01/29 ..... 75 81,201
County of Guilford, Series 2022B, GO,
5.00%, 03/01/29 ................. 25 27,041
County of Johnston, Series 2020A, RB,
5.00%, 04/01/29 ................. 125 135,117
County of Mecklenburg
Series 2019 , GO , 5.00% , 03/01/29 ...... 105 113,573
Series 2021 , GO , 5.00% , 03/01/29 ...... 375 405,619

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
76
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
County of New Hanover, Series 2023A, RB,
5.00%, 11/01/29 ................. USD 100 $ 109,479
County of Wake
Series 2018A , GO , 5.00% , 03/01/29 ..... 185 195,433
Series 2019A , GO , 5.00% , 03/01/29 ..... 100 108,165
Series 2025A , GO , 5.00% , 04/01/29 ..... 175 189,648
Series 2024 , RB , 5.00% , 05/01/29 ...... 100 108,262
Series 2024B , GO , 5.00% , 09/01/29 ..... 300 328,164
Series 2019 , RB , 5.00% , 09/01/31 ...... 115 125,151
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/29 ...... 595 640,991
Series 2020B , RB , 5.00% , 05/01/29 ..... 135 145,824
Series 2022A , RB , 5.00% , 05/01/29 ..... 150 162,027
Series 2020A , GO , 5.00% , 06/01/29 ..... 160 174,056
Series 2019A , RB , 5.00% , 05/01/30 ..... 145 156,697
Series 2019 , RB , 5.00% , 03/01/31 ...... 365 392,416
Series 2019A , RB , 5.00% , 05/01/31 ..... 225 243,096
Series 2019B , GO , 4.00% , 06/01/31 ..... 100 104,621
7,505,236
North Dakota — 0.1%
North Dakota Public Finance Authority
Series 2018A , RB , 5.00% , 10/01/29 ..... 230 245,691
Series 2022A , RB , 5.00% , 10/01/29 ..... 130 142,267
387,958
Ohio — 2.8%
American Municipal Power, Inc.
Series 2023A , RB , 5.00% , 02/15/29 ..... 980 1,051,479
Series 2019A , RB , 5.00% , 02/15/32 ..... 75 80,012
Cincinnati City School District, Series 2006, GO,
5.25%, 12/01/29 (NPFGC) ........... 210 231,609
City of Columbus
Series 2017A , GO , 4.00% , 04/01/29 ..... 75 76,372
Series 2017-1 , GO , 5.00% , 04/01/29 ..... 130 136,025
Series 2019A , GO , 5.00% , 04/01/29 ..... 190 205,754
Series 2022A , GO , 5.00% , 04/01/29 ..... 50 54,146
Series 2023-1 , GO , 5.00% , 08/15/29 ..... 60 65,515
Series 2023A , GO , 5.00% , 08/15/29 ..... 135 147,409
Series 2023B , GO , 5.00% , 08/15/29 ..... 125 136,490
Series 2019A , GO , 5.00% , 04/01/30 ..... 65 70,362
Series 2019A , GO , 5.00% , 04/01/32 ..... 175 189,163
Cleveland Department of Public Utilities
Division of Public Power, Series 2020A, RB,
5.00%, 11/15/29 ................. 190 206,251
County of Franklin, Series 2018, RB,
4.00%, 06/01/29 ................. 75 77,810
Ohio State University (The)
Series 2020A , RB , 5.00% , 12/01/29 ..... 395 433,066
Series 2021A , RB , 5.00% , 12/01/29 ..... 115 126,082
Ohio Turnpike & Infrastructure Commission,
Series 2022A, RB, 5.00%, 02/15/29 ..... 120 129,066
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 06/01/29 ...... 100 108,588
Series 2019A , RB , 5.00% , 06/01/29 ..... 995 1,074,652
Series 2023A , RB , 5.00% , 06/01/29 ..... 65 70,582
Series 2019 , RB , 5.00% , 12/01/29 ...... 575 627,875
Series 2019B , RB , 5.00% , 12/01/29 ..... 35 38,421
Series 2022A , RB , 5.00% , 12/01/29 ..... 165 181,129
Series 2019 , RB , 5.00% , 06/01/30 ...... 120 131,725
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2017A , RB , 5.00% , 06/01/29 ..... 65 67,459
Series 2020A , RB , 5.00% , 06/01/29 ..... 130 141,165
Series 2020B , RB , 5.00% , 06/01/29 ..... 140 152,024
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2021A , RB , 5.00% , 06/01/29 ..... USD 100 $ 108,588
Series 2020A , RB , 5.00% , 12/01/29 ..... 130 142,708
Series 2023C , RB , 5.00% , 12/01/29 ..... 45 49,399
State of Ohio
Series 2020B , GO , 5.00% , 03/01/29 ..... 105 113,388
Series 2020C , GO , 5.00% , 03/01/29 ..... 335 361,762
Series 2019A , RB , 5.00% , 04/01/29 ..... 100 107,985
Series 2021A , GO , 5.00% , 05/01/29 ..... 260 281,816
Series 2019A , GO , 5.00% , 06/15/29 ..... 120 130,417
Series 2021B , GO , 5.00% , 09/15/29 ..... 65 71,031
Series 2025B , GO , 5.00% , 11/01/29 ..... 75 82,190
Series 2018A , RB , 5.00% , 12/01/29 ..... 305 327,025
Series 2022A , RB , 5.00% , 12/01/29 ..... 70 76,672
Series 2019A , GO , 5.00% , 06/15/31 ..... 290 314,839
Series 2019A , GO , 5.00% , 06/15/32 ..... 195 211,339
University of Cincinnati, Series 2019A, RB,
5.00%, 06/01/29 ................. 125 135,138
8,524,528
Oklahoma — 0.6%
City of Oklahoma, Series 2021, GO,
3.00%, 03/01/33 ................. 180 179,871
Oklahoma Capitol Improvement Authority, Series
2024B, RB, 5.00%, 07/01/29 ......... 355 385,815
Oklahoma Department of Transportation, Series
2018A, RB, 5.00%, 09/01/29 ......... 80 85,161
Oklahoma Municipal Power Authority, Series
2021A, RB, 5.00%, 01/01/29 ......... 125 133,665
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/29 ................. 280 304,606
Oklahoma Turnpike Authority, Series 2017E, RB,
5.00%, 01/01/29 ................. 430 441,199
Oklahoma Water Resources Board
Series 2018 , RB , 5.00% , 04/01/29 ( OK
CERF ) ...................... 125 129,325
Series 2021 , RB , 5.00% , 04/01/29 ( OK
CERF ) ...................... 45 48,671
Series 2023B , RB , 5.00% , 10/01/29 ..... 75 82,013
1,790,326
Oregon — 1.8%
City of Portland Sewer System
Series 2020A , RB , 5.00% , 03/01/29 ..... 50 53,933
Series 2019A , RB , 5.00% , 03/01/33 ..... 245 266,018
City of Portland Water System
Series 2021B , RB , 5.00% , 05/01/29 ..... 150 162,393
Series 2019A , RB , 5.00% , 05/01/30 ..... 440 481,719
County of Clackamas, Series 2020, GO,
4.00%, 06/01/29 ................. 85 89,238
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/29 ................. 165 179,163
Multnomah County School District No. 1J
Portland, Series 2020, GO, 5.00%, 06/15/29
(GTD) ....................... 280 304,236
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/29 (GTD)
(a) (b)
... 1,225 1,105,193
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/29 ..... 50 54,032
Series 2019A , RB , 5.00% , 04/01/33 ..... 365 393,547
State of Oregon
Series 2019A , GO , 5.00% , 05/01/29 ..... 60 64,999
Series 2019N , GO , 5.00% , 05/01/29 ..... 180 194,997
Series 2023A , GO , 5.00% , 05/01/29 ..... 165 178,747
Series 2019D , GO , 5.00% , 06/01/29 ..... 40 43,411
Series 2019A , GO , 5.00% , 05/01/30 ..... 245 265,532

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
77
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Series 2019N , GO , 5.00% , 05/01/30 ..... USD 70 $ 76,665
Series 2019G , GO , 5.00% , 08/01/30 ..... 245 266,928
Series 2019A , GO , 5.00% , 05/01/31 ..... 650 703,972
Series 2019A , GO , 5.00% , 05/01/33 ..... 105 113,253
Series 2019M , GO , 5.00% , 11/01/33 ..... 155 168,609
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/29 ...... 335 363,336
Series 2022A , RB , 5.00% , 11/15/29 ..... 145 158,988
5,688,909
Pennsylvania — 3.2%
Allegheny County Higher Education Building
Authority
Series 2017 , RB , 5.00% , 08/01/29 ...... 200 208,195
Allegheny County Sanitary Authority
Series 2018 , RB , 5.00% , 06/01/29 ...... 155 164,618
Series 2024 , RB , 5.00% , 12/01/29 ...... 190 207,423
City of Philadelphia
Series 2021A , GO , 5.00% , 05/01/29 ..... 255 275,162
Series 2025C , GO , 5.00% , 08/01/29 ..... 300 324,953
Series 2019B , GO , 5.00% , 02/01/31 ..... 175 189,387
City of Philadelphia Water & Wastewater
Series 2022C , RB , 5.00% , 06/01/29 ..... 50 54,011
Series 2024C , RB , 5.00% , 09/01/29 ..... 125 136,104
Commonwealth of Pennsylvania
Series 2016 , GO , 5.00% , 01/15/29 ...... 195 200,478
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 285 287,702
Series 2020 , GO , 5.00% , 05/01/29 ...... 80 86,465
Series 2021 , GO , 5.00% , 05/15/29 ...... 255 275,832
Series 2019 , GO , 5.00% , 07/15/29 ...... 400 434,203
Series 2025A , GO , 5.00% , 08/15/29 ..... 90 97,868
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 555 604,090
Series 2022-1 , GO , 5.00% , 10/01/29 ..... 185 201,721
County of Montgomery, Series 2019A, GO,
5.00%, 07/01/31 ................. 160 174,299
Delaware County Regional Water Quality Control
Authority, Series 2017, RB, 5.00%, 05/01/29 265 273,740
Delaware River Joint Toll Bridge Commission,
Series 2019B, RB, 5.00%, 07/01/31 ..... 145 157,145
Delaware River Port Authority
Series 2018A , RB , 5.00% , 01/01/29 ..... 55 58,830
Series 2018A , RB , 5.00% , 01/01/32 ..... 210 224,692
Erie City Water Authority, Series 2019D, RB,
5.00%, 12/01/30 (BAM) ............ 240 262,533
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/29 ..... 220 240,541
Pennsylvania Higher Educational Facilities
Authority, Series 2017A, RB, 5.00%, 08/15/29 300 308,034
Pennsylvania State University (The)
Series 2020E , RB , 5.00% , 03/01/29 ..... 185 199,447
Series 2025A , RB , 5.00% , 09/01/29
(a)
.... 350 381,158
Series A , RB , 5.00% , 09/01/29 ......... 320 333,892
Pennsylvania Turnpike Commission
Series 2017 , RB , 5.00% , 12/01/29 ...... 250 262,077
Series 2019A , RB , 5.00% , 12/01/29 ..... 225 244,905
Series 2020B , RB , 5.00% , 12/01/29 ..... 140 153,122
Series 2021A , RB , 5.00% , 12/01/29 ..... 310 339,056
Series 2021B , RB , 5.00% , 12/01/29 ..... 165 179,597
Series 2022A , RB , 5.00% , 12/01/29 ..... 110 120,310
Series 2024 , RB , 5.00% , 12/01/29 ...... 65 70,750
Series 2019A , RB , 5.00% , 12/01/31 ..... 235 255,785
Pittsburgh Water & Sewer Authority
Series 2019A , RB , 5.00% , 09/01/29 ..... 350 381,091
Series 2019A , RB , 5.00% , 09/01/30 ( AGM ) 495 537,192
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
State Public School Building Authority, Series
2006-B, RB, 5.00%, 06/01/29 ......... USD 220 $ 235,780
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/29 ................. 115 123,855
University of Pittsburgh-of the Commonwealth
System of Higher Education, RB,
5.00%, 02/15/29 ................. 350 376,055
West Chester Area School District, Series 2022,
GO, 3.00%, 05/15/32 (SAW) ......... 320 320,268
9,962,366
Rhode Island — 0.7%
Rhode Island Commerce Corp., Series 2020A,
RB, 5.00%, 05/15/29 .............. 170 183,297
Rhode Island Health & Educational Building
Corp.
Series 2019A , RB , 5.00% , 09/01/29 ..... 690 750,374
Series 2023 , RB , 5.00% , 09/01/29 ...... 20 21,796
Series 2023 , RB , 5.00% , 11/01/29 ...... 145 157,192
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund, Series 2017B, RB,
5.00%, 10/01/29 ................. 220 229,762
State of Rhode Island
Series 2018A , GO , 5.00% , 04/01/29 ..... 125 131,978
Series 2019A , GO , 5.00% , 05/01/29 ..... 135 146,055
Series 1 , GO , 5.00% , 10/15/29 ........ 70 76,476
Series 2019C , GO , 5.00% , 01/15/31 ..... 175 187,812
Series 2019C , GO , 5.00% , 01/15/32 ..... 375 401,771
2,286,513
South Carolina — 0.6%
City of Charleston Waterworks & Sewer System,
Series 2021, RB, 4.00%, 01/01/29 ...... 65 67,935
Fort Mill School District No. 4, Series 2017E,
GO, 5.00%, 03/01/29 (SCSDE) ........ 75 79,073
Horry County School District, Series 2025, GO,
5.00%, 03/01/29 (SCSDE) ........... 400 432,128
SCAGO Educational Facilities Corp. for
Pickens School District, Series 2025, RB,
5.00%, 12/01/29 ................. 250 272,476
South Carolina Public Service Authority
Series 2021B , RB , 5.00% , 12/01/29 ..... 250 271,945
Series 2025B , RB , 5.00% , 12/01/29 ..... 120 130,534
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/29 ..... 115 122,803
Series 2021B , RB , 5.00% , 10/01/29 ..... 330 360,354
1,737,248
Tennessee — 1.7%
City of Chattanooga, Series 2019B, GO,
5.00%, 02/01/29 ................. 295 318,389
City of Memphis, Series 2021, GO,
5.00%, 05/01/29 ................. 260 281,191
City of Memphis Electric System
Series 2020A , RB , 5.00% , 12/01/29 ..... 375 410,772
Series 2024 , RB , 5.00% , 12/01/29 ...... 45 49,293
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/29 ..... 45 49,123
County of Hamilton, Series 2018A, GO,
5.00%, 04/01/29 ................. 75 79,345
County of Knox, Series 2020C, GO,
5.00%, 06/01/30 ................. 170 184,326

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
78
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
County of Montgomery, Series 2023A, GO,
5.00%, 06/01/29 ................. USD 100 $ 108,342
County of Rutherford, Series 2023, GO,
5.00%, 04/01/29 ................. 125 135,292
County of Shelby
Series 2019B , GO , 5.00% , 04/01/30 ..... 320 345,869
Series 2019A , GO , 3.13% , 04/01/32 ..... 400 400,239
County of Sumner, Series 2019, GO,
5.00%, 12/01/29 ................. 60 64,283
County of Williamson
Series 2018 , GO , 5.00% , 04/01/29 ...... 60 63,433
Series 2019 , GO , 5.00% , 04/01/29 ...... 50 53,998
Series 2022 , GO , 5.00% , 04/01/29 ...... 120 129,594
Series 2019 , GO , 5.00% , 04/01/30 ...... 100 108,050
County of Wilson
Series 2018 , GO , 3.00% , 04/01/29 ...... 390 389,772
Series 2022 , GO , 5.00% , 04/01/29 ...... 260 268,447
Series 2019 , GO , 5.00% , 04/01/31 ...... 365 392,951
Metropolitan Government of Nashville &
Davidson County
Series 2022B , GO , 4.00% , 01/01/29 ..... 145 151,269
Series 2024A , GO , 5.00% , 01/01/29 ..... 25 26,867
Series 2017B , RB , 5.00% , 05/15/29 ..... 125 129,279
Series 2017B , RB , 5.00% , 07/01/29 ..... 110 114,312
Series 2018 , GO , 5.00% , 07/01/29 ...... 95 100,941
Series 2020A , RB , 5.00% , 07/01/29 ..... 200 217,514
Series 2021A , RB , 5.00% , 07/01/29 ..... 140 152,260
State of Tennessee
Series 2023A , GO , 5.00% , 05/01/29 ..... 65 70,556
Series 2019A , GO , 5.00% , 09/01/29 ..... 265 276,637
Series 2021A , GO , 5.00% , 11/01/29 ..... 130 142,696
Tennessee State School Bond Authority,
Series 2022A, RB, 5.00%, 11/01/29 (ST
INTERCEPT) ................... 90 98,255
5,313,295
Texas — 13.0%
Alamo Community College District, Series 2017,
GO, 5.00%, 08/15/29 .............. 120 124,971
Allen Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 15 16,066
Alvin Independent School District, Series 2025A,
GO, 5.00%, 02/15/29 (PSF) .......... 500 536,844
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) . 135 145,389
Series 2020 , GO , 5.00% , 02/15/32 ( PSF ) . 420 450,415
Austin Independent School District
Series 2019 , GO , 5.00% , 08/01/29 ( PSF ) . 40 42,508
Series 2021 , GO , 5.00% , 08/01/29 ( PSF ) . 310 337,425
Series 2022B , GO , 5.00% , 08/01/29 ( PSF ) 170 185,040
Barbers Hill Independent School District, Series
2022, GO, 5.00%, 02/15/29 (PSF) ...... 150 161,396
Beaumont Independent School District, Series
2017, GO, 4.00%, 02/15/29 (PSF) ...... 125 126,822
Board of Regents of the University of Texas
System
Series 2019A , RB , 5.00% , 08/15/29 ..... 170 184,958
Series 2019A , RB , 5.00% , 08/15/31 ..... 225 244,893
Series 2019A , RB , 5.00% , 08/15/33 ..... 135 146,560
Central Texas Turnpike System, Series 2002-A,
RB, 0.00%, 08/15/29 (AMBAC)
(b)
....... 700 625,148
City of Arlington, Series 2019, GO,
5.00%, 08/15/29 ................. 50 52,098
City of Austin
Series 2019 , GO , 5.00% , 09/01/29 ...... 240 261,137
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2023 , GO , 5.00% , 09/01/29 ...... USD 55 $ 59,844
Series 2019 , GO , 5.00% , 09/01/30 ...... 135 146,832
Series 2019 , GO , 5.00% , 09/01/31 ...... 390 424,022
City of Austin Electric Utility, Series 2019B, RB,
5.00%, 11/15/29 ................. 45 48,962
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/29 ...... 445 465,906
Series 2020C , RB , 5.00% , 11/15/29 ..... 335 365,566
Series 2022 , RB , 5.00% , 11/15/29 ...... 95 103,668
City of Conroe, Series 2018B, GO,
5.00%, 11/15/29 ................. 115 122,708
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/29 .......... 250 271,211
City of Dallas
GO , 5.00% , 02/15/29 ............... 140 150,536
Series 2020A , GO , 5.00% , 02/15/29 ..... 165 177,417
Series 2024A , GO , 5.00% , 02/15/29 ..... 305 327,953
Series 2024B , GO , 5.00% , 02/15/29 ..... 225 241,932
Series 2024A , GO , 5.00% , 08/15/29 ..... 125 135,834
Series 2019A , GO , 5.00% , 02/15/32 ..... 160 171,628
City of Dallas Waterworks & Sewer System
Series 2017 , RB , 5.00% , 10/01/29 ...... 70 73,174
Series 2021C , RB , 5.00% , 10/01/29 ..... 65 70,855
City of Denton
GO , 5.00% , 02/15/29 ............... 130 133,833
Series 2021 , GO , 5.00% , 02/15/29 ...... 180 193,428
Series 2024 , GO , 5.00% , 02/15/29 ...... 100 107,460
City of El Paso, Series 2025, RB,
5.00%, 03/01/29 ................. 200 214,540
City of Fort Worth Water & Sewer System
Series 2021 , RB , 5.00% , 02/15/29 ...... 220 235,996
Series 2023 , RB , 5.00% , 02/15/29 ...... 150 160,906
City of Frisco, Series 2021, GO, 5.00%, 02/15/29 100 107,428
City of Garland Electric Utility System, Series
2019A, RB, 5.00%, 03/01/29 ......... 65 69,597
City of Garland Water & Sewer System
Series 2021 , RB , 4.00% , 03/01/29 ...... 405 420,983
Series 2019A , RB , 5.00% , 03/01/29 ..... 75 80,403
Series 2024 , RB , 5.00% , 03/01/29 ...... 50 53,602
City of Houston, Series 2017A, GO,
5.00%, 03/01/29 ................. 335 345,302
City of Houston Airport System, Series 2020B,
RB, 5.00%, 07/01/29 .............. 75 81,171
City of Houston Combined Utility System, Series
2024A, RB, 5.00%, 11/15/29 ......... 190 207,336
City of Irving
Series 2019 , GO , 5.00% , 09/15/29 ...... 125 136,266
Series 2023 , GO , 5.00% , 09/15/29 ...... 200 218,025
City of Lewisville, Series 2018, GO,
5.00%, 02/15/29 ................. 85 89,479
City of Lubbock, GO, 5.00%, 02/15/29 ..... 155 162,960
City of Lubbock Water & Wastewater
Series 2020B , RB , 5.00% , 02/15/29 ..... 135 144,948
Series 2025 , RB , 5.00% , 02/15/29 ...... 20 21,474
City of Plano, Series 2022, GO, 5.00%, 09/01/29 115 124,734
City of San Antonio
GO , 5.00% , 02/01/29 ............... 70 75,070
Series 2022 , GO , 5.00% , 02/01/29 ...... 310 332,452
Series 2024 , GO , 5.00% , 02/01/29 ...... 25 26,811
Series 2017 , GO , 5.00% , 08/01/29 ...... 1,000 1,040,010
Series 2020 , GO , 5.00% , 08/01/29 ...... 65 70,431
City of San Antonio Electric & Gas Systems
Series 2019 , RB , 4.00% , 02/01/29 ...... 85 88,510
Series 2024D , RB , 5.00% , 02/01/29 ..... 95 101,978
Series 2018A , RB , 5.00% , 02/01/30 ..... 175 187,800

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2018A , RB , 5.00% , 02/01/33 ..... USD 200 $ 214,046
Clear Creek Independent School District, Series
2021, GO, 5.00%, 02/15/29 (PSF) ...... 70 75,295
College Station Independent School District,
Series 2022, GO, 5.00%, 02/15/29 (PSF) .. 350 376,591
Collin County Community College District, Series
2020A, GO, 5.00%, 08/15/32 ......... 375 406,289
Comal Independent School District, Series 2020,
GO, 5.00%, 02/01/29 (PSF) .......... 180 192,990
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/29 ( PSF ) 280 301,181
Series 2022A , GO , 5.00% , 02/15/29 ( PSF ) 25 26,891
County of Bexar, GO, 5.00%, 06/15/29 ..... 105 110,949
County of Collin, Series 2020, GO,
5.00%, 02/15/29 ................. 170 182,571
County of Denton, Series 2020, GO,
4.00%, 07/15/29 ................. 65 68,114
County of Fort Bend, GO, 5.00%, 03/01/29 .. 330 354,730
County of Harris Toll Road
Series 2021 , RB , 5.00% , 08/15/29 ...... 565 614,225
Series 2022A , RB , 5.00% , 08/15/29 ..... 35 38,049
County of Hays, Series 2017, GO,
5.00%, 02/15/29 ................. 230 236,959
County of Travis, Series 2019A, GO,
5.00%, 03/01/30 ................. 230 247,401
County of Williamson, Series 2020, GO,
5.00%, 02/15/29 ................. 170 182,738
Cypress-Fairbanks Independent School District
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) . 120 129,235
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) . 145 156,159
Series 2024B , GO , 5.00% , 02/15/29 ( PSF ) 500 538,478
Series 2019A , GO , 5.00% , 02/15/32 ( PSF ) 370 397,397
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/29 ...... 885 965,511
Series 2020A , RB , 5.00% , 12/01/29 ..... 145 158,191
Series 2019 , RB , 5.00% , 12/01/31 ...... 230 250,200
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/29 ..... 185 201,609
Series 2022B , RB , 5.00% , 11/01/29 ..... 60 65,387
Series 2023B , RB , 5.00% , 11/01/29 ..... 205 223,405
Series 2024 , RB , 5.00% , 11/01/29 ...... 85 92,631
Dallas Independent School District
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) . 450 484,630
Series 2025B , GO , 5.00% , 02/15/29 ( PSF ) 100 107,696
Series 2019B , GO , 4.00% , 02/15/32 ( PSF ) 125 129,914
Del Valle Independent School District, Series
2022, GO, 5.00%, 06/15/29 (PSF) ...... 200 216,374
Denton Independent School District, Series
2020, GO, 5.00%, 08/15/29 (PSF) ...... 305 331,343
Fort Bend Independent School District
Series 2018 , GO , 5.00% , 08/15/29 ( PSF ) . 305 317,319
Series 2020 , GO , 5.00% , 08/15/31 ( PSF ) . 315 342,577
Fort Worth Independent School District
Series 2019A , GO , 5.00% , 02/15/29 ( PSF ) 125 134,415
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) . 25 26,883
Frisco Independent School District
Series 2021 , GO , 5.00% , 02/15/29 ( PSF ) . 65 69,726
Series 2017 , GO , 4.00% , 08/15/29 ( PSF ) . 300 304,423
Garland Independent School District
Series 2018 , GO , 5.00% , 02/15/29 ( PSF ) . 105 110,466
Series 2023A , GO , 5.00% , 02/15/29 ( PSF ) 115 123,850
Harris County Flood Control District
Series 2025 , GO , 5.00% , 09/15/29 ...... 450 489,863
Series 2021A , GO , 5.00% , 10/01/29 ..... 200 217,921
Series 2017A , RB , 5.00% , 10/01/29 ..... 105 109,761
Security
Par (000)
Par (000) Value
Texas (continued)
Hays Consolidated Independent School District
Series 2018A , GO , 5.00% , 02/15/29 ( PSF ) USD 130 $ 133,951
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) . 165 177,374
Houston Independent School District, Series
2025B, GO, 5.00%, 02/15/29 (PSF) ..... 200 215,129
Hurst-Euless-Bedford Independent School
District, Series 2024, GO, 5.00%, 08/15/29
(PSF) ....................... 110 119,625
Irving Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 70 75,272
Katy Independent School District
Series 2019 , GO , 5.00% , 02/15/29 ( PSF ) . 140 147,512
Series 2021A , GO , 5.00% , 02/15/29 ( PSF ) 120 128,960
Keller Independent School District, Series 2019,
GO, 5.00%, 08/15/30 (PSF) .......... 250 269,600
Killeen Independent School District, Series 2019,
GO, 5.00%, 02/15/32 (PSF) .......... 300 321,237
Klein Independent School District
Series 2018 , GO , 4.00% , 02/01/29 ( PSF ) . 65 66,637
Series 2022 , GO , 5.00% , 08/01/29 ( PSF ) . 155 168,308
Series 2023 , GO , 5.00% , 08/01/29 ( PSF ) . 180 195,454
Lamar Consolidated Independent School District
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) . 800 861,041
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) . 90 96,867
Series 2019 , GO , 5.00% , 02/15/32 ( PSF ) . 140 150,412
Leander Independent School District
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) . 260 278,989
Series 2019C , GO , 5.00% , 08/15/29 ( PSF ) 405 430,969
Lewisville Independent School District
Series 2020 , GO , 5.00% , 08/15/29 ( PSF ) . 130 141,620
Series 2020 , GO , 5.00% , 08/15/32 ( PSF ) . 115 124,475
Lone Star College System, Series 2017A, GO,
5.00%, 08/15/29 ................. 235 241,785
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/29 ...... 200 215,441
Series 2020 , RB , 5.00% , 05/15/29 ...... 425 457,811
Series 2023A , RB , 5.00% , 05/15/29 ..... 490 529,376
Series 2024 , RB , 5.00% , 05/15/29 ( AGM ) . 100 108,036
Series 2025 , RB , 5.00% , 05/15/29 ...... 115 123,878
Series 2020 , RB , 5.00% , 05/15/32 ...... 195 209,416
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/29 ............... 70 74,889
Series 2017B , RB , 5.00% , 11/01/29 ..... 105 109,967
North East Independent School District
Series 2007 , GO , 5.25% , 02/01/29 ( PSF ) . 65 70,424
Series 2018 , GO , 5.00% , 08/01/29 ( PSF ) . 245 254,896
North Texas Municipal Water District Water
System
Series 2020 , RB , 5.00% , 09/01/29 ...... 105 114,135
Series 2020 , RB , 4.00% , 09/01/31 ...... 100 105,197
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/29
(b)
.... 415 376,681
Series 2022B , RB , 5.00% , 01/01/29 ..... 50 53,548
Series 2024A , RB , 5.00% , 01/01/29 ..... 225 240,894
Northside Independent School District
Series 2020 , GO , 5.00% , 08/01/29 ( PSF ) . 55 59,784
Series 2018 , GO , 5.00% , 08/15/29 ( PSF ) . 95 98,989
Series 2018A , GO , 5.00% , 08/15/29 ( PSF ) 45 46,890
Series 2019A , GO , 5.00% , 08/15/29 ( PSF ) 115 122,725
Northwest Independent School District, Series
2020, GO, 5.00%, 02/15/29 (PSF) ...... 35 37,636
Pasadena Independent School District, Series
2019, GO, 5.00%, 02/15/29 (PSF) ...... 140 150,408

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Permanent University Fund - Texas A&M
University System, Series 2023, RB,
5.00%, 07/01/29 ................. USD 85 $ 92,301
Permanent University Fund - University of Texas
System, Series 2022A, RB, 5.00%, 07/01/29 650 705,354
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/29 (PSF) ..... 55 57,926
Plano Independent School District
Series 2023 , GO , 5.00% , 02/15/29 ...... 145 155,865
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) . 205 220,039
Port Authority of Houston of Harris County Texas
Series 2020A-2 , GO , 5.00% , 10/01/29 .... 145 157,598
Series 2023 , RB , 5.00% , 10/01/29 ...... 115 124,911
Prosper Independent School District, Series
2019, GO, 5.00%, 02/15/30 (PSF) ...... 80 86,139
Richardson Independent School District, Series
2021, GO, 5.00%, 02/15/29 (PSF) ...... 50 53,701
Round Rock Independent School District
Series 2018 , GO , 5.00% , 08/01/29 ...... 70 72,874
Series 2019A , GO , 5.00% , 08/01/29 ( PSF ) 130 140,823
Series 2019B , GO , 5.00% , 08/01/29 ..... 65 70,310
Series 2021 , GO , 5.00% , 08/01/29 ( PSF ) . 235 254,564
Series 2019A , GO , 5.00% , 08/01/30 ( PSF ) 360 391,346
Series 2019A , GO , 4.00% , 08/01/32 ( PSF ) 355 370,490
San Antonio Independent School District, Series
2020B, GO, 5.00%, 08/15/29 (PSF) ..... 110 119,584
San Antonio Water System, Series 2020A, RB,
5.00%, 05/15/29 ................. 135 145,991
Sherman Independent School District, Series
2025, GO, 5.00%, 02/15/29 (PSF)
(a)
..... 125 134,211
Spring Branch Independent School District
Series 2019 , GO , 5.00% , 02/01/29 ( PSF ) . 350 376,275
Series 2020 , GO , 5.00% , 02/01/29 ( PSF ) . 75 80,630
Series 2022 , GO , 5.00% , 02/01/29 ( PSF ) . 230 247,266
Spring Independent School District, Series 2019,
GO, 5.00%, 08/15/29 (PSF) .......... 120 127,628
State of Texas
Series 2024 , GO , 5.00% , 10/01/29 ...... 85 92,855
Series B , GO , 5.00% , 10/01/29 ........ 100 104,615
Tarrant County College District, Series 2020,
GO, 5.00%, 08/15/29 .............. 65 70,389
Texas A&M University
Series 2017E , RB , 5.00% , 05/15/29 ..... 190 196,716
Series 2022 , RB , 5.00% , 05/15/29 ...... 165 178,683
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/29 (AGM) .......... 310 335,267
Texas State University System, Series 2017A,
RB, 5.00%, 03/15/29 .............. 55 56,722
Texas Tech University System, Series 2023A,
RB, 5.00%, 02/15/29 .............. 110 118,116
Texas Water Development Board
Series 2018 , RB , 5.00% , 08/01/29 ...... 120 124,889
Series 2019 , RB , 5.00% , 08/01/29 ...... 240 260,964
Series 2021 , RB , 5.00% , 08/01/29 ...... 110 119,608
Series 2018A , RB , 5.00% , 10/15/29 ..... 170 179,902
Series 2019A , RB , 5.00% , 10/15/29 ..... 50 54,608
Series 2023A , RB , 5.00% , 10/15/29 ..... 135 147,441
Series 2024A , RB , 5.00% , 10/15/29 ..... 500 546,076
Series 2019A , RB , 5.00% , 04/15/30 ..... 510 557,049
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/29 ...... 215 223,610
Series 2018 , RB , 5.00% , 08/01/29 ...... 620 658,572
Series 2019 , RB , 5.00% , 08/01/29 ...... 140 151,759
Series 2020 , RB , 5.00% , 08/01/29 ...... 200 216,799
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2019 , RB , 5.00% , 08/01/31 ...... USD 170 $ 184,052
Tyler Independent School District, Series 2022,
GO, 5.00%, 02/15/29 (PSF) .......... 140 150,545
University of North Texas System, Series 2017A,
RB, 5.00%, 04/15/29 .............. 290 299,258
Waller Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/29 (PSF) .. 250 268,014
Wylie Independent School District
Series 2019B , GO , 5.00% , 08/15/29 ( PSF ) 100 108,487
Series 2020A , GO , 5.00% , 08/15/29 ( PSF ) 55 59,668
Ysleta Independent School District, Series 2020,
GO, 4.00%, 08/15/32 (PSF) .......... 120 125,274
40,239,036
Utah — 1.2%
Alpine School District, Series 2019B, GO,
5.00%, 03/15/29 (GTD) ............. 30 32,418
Central Utah Water Conservancy District
Series 2021A , GO , 5.00% , 04/01/29 ..... 120 129,799
Series 2017B , RB , 5.00% , 10/01/29 ..... 280 292,241
City of Salt Lake City
Series 2020 , RB , 5.00% , 02/01/29 ...... 115 123,931
Series 2020 , RB , 5.00% , 02/01/30 ...... 255 274,434
County of Utah, Series 2019, RB,
5.00%, 12/01/33 ................. 135 146,766
Davis School District
Series 2023 , GO , 5.00% , 06/01/29 ( GTD ) . 230 249,614
Series 2025 , GO , 5.00% , 06/01/29 ( GTD ) . 60 65,117
Intermountain Power Agency, Series 2023A, RB,
5.00%, 07/01/29 ................. 455 491,051
Provo School District, Series 2021, GO,
5.00%, 06/15/29 (GTD) ............. 85 92,204
State of Utah
Series 2018 , GO , 5.00% , 07/01/29 ...... 125 129,889
Series 2020 , GO , 5.00% , 07/01/30 ...... 140 150,815
Series 2019 , GO , 5.00% , 07/01/31 ...... 175 188,429
Series 2020B , GO , 3.00% , 07/01/32 ..... 200 201,070
Series 2020 , GO , 5.00% , 07/01/32 ...... 365 392,352
Series 2019 , GO , 5.00% , 07/01/32 ...... 240 257,985
University of Utah (The)
Series 2021A-1 , RB , 5.00% , 08/01/29 .... 215 233,644
Series 2022A , RB , 5.00% , 08/01/29 ..... 135 146,706
Series 2023A , RB , 5.00% , 08/01/29 ..... 190 206,476
3,804,941
Vermont — 0.1%
State of Vermont
Series 2021B , GO , 5.00% , 08/15/29 ..... 35 38,193
Series 2019A , GO , 4.00% , 02/15/31 ..... 120 125,935
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/29 ................. 150 164,309
328,437
Virginia — 2.2%
City of Virginia Beach, Series 2017A, GO,
5.00%, 04/01/29 (SAW) ............ 65 68,773
County of Arlington
Series 2019 , GO , 5.00% , 06/15/29 ...... 220 239,432
Series 2019 , GO , 4.00% , 06/15/33 ...... 320 334,460
County of Fairfax
Series 2024A , GO , 5.00% , 10/01/29 ( SAW ) 750 821,330
Series 2019A , GO , 5.00% , 10/01/30 ( SAW ) 90 97,464
County of Loudoun
Series 2021B , GO , 5.00% , 12/01/29 ..... 50 54,973
Series 2020A , GO , 5.00% , 12/01/31 ( SAW ) 30 32,962

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/29 ..... USD 260 $ 273,804
Series 2019A , RB , 5.00% , 02/01/29 ..... 255 274,663
Series 2019B , RB , 5.00% , 02/01/29 ..... 160 172,338
Series 2019C , RB , 5.00% , 02/01/29 ..... 115 123,868
Series 2023B , RB , 5.00% , 02/01/29 ..... 55 59,241
Series 2018A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 230 245,486
Series 2019A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 95 103,530
Series 2019A , RB , 5.00% , 02/01/30 ..... 270 290,910
Series 2019B , RB , 5.00% , 02/01/30 ..... 275 296,298
Series 2019C , RB , 5.00% , 02/01/30 ..... 180 193,940
Virginia Commonwealth Transportation Board
Series 2017A , RB , 5.00% , 05/15/29 ..... 210 220,255
Series 2018 , RB , 5.00% , 05/15/29 ...... 75 79,485
Series 2019 , RB , 5.00% , 05/15/30 ...... 120 130,032
Series 2019A , RB , 5.00% , 05/15/30 ..... 215 232,973
Series 2019 , RB , 5.00% , 05/15/32 ...... 190 205,279
Virginia Commonwealth University, Series
2018A, RB, 5.00%, 11/01/29 ......... 285 304,420
Virginia Public Building Authority
Series 2017A , RB , 5.00% , 08/01/29 ..... 90 93,755
Series 2020A , RB , 5.00% , 08/01/29 ..... 145 157,877
Series 2022A , RB , 5.00% , 08/01/29 ..... 140 152,433
Series 2019A , RB , 5.00% , 08/01/32 ..... 480 519,710
Virginia Public School Authority
Series 2019C , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 75 81,660
Series 2020B , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 70 76,216
Series 2021C , RB , 5.00% , 08/01/29 ( SAW ) 320 348,418
Series 2020 , RB , 4.00% , 10/01/29 ( SAW ) . 60 63,366
Series 2021A , RB , 4.00% , 10/01/29 ( SAW ) 70 73,927
Virginia Resources Authority, Series 2024B, RB,
5.00%, 11/01/29 ................. 65 71,314
Virginia Resources Authority Clean Water
Revolving Fund, Series 2020, RB,
5.00%, 10/01/29 ................. 230 251,875
6,746,467
Washington — 4.5%
Auburn School District No. 408 of King & Pierce
Counties
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 20 20,957
Series 2023 , GO , 5.00% , 12/01/29 ( GTD ) . 180 197,178
Central Puget Sound Regional Transit Authority,
Series 2021S1, RB, 5.00%, 11/01/29 .... 300 329,275
City of Seattle
Series 2017C , RB , 5.00% , 09/01/29 ..... 530 552,780
Series 2021 , RB , 5.00% , 09/01/29 ...... 215 234,526
Series 2022A , GO , 5.00% , 09/01/29 ..... 105 114,817
Series 2023A , GO , 5.00% , 11/01/29 ..... 70 76,831
Series 2019A , RB , 5.00% , 04/01/33 ..... 480 515,821
City of Tacoma Electric System, Series 2024B,
RB, 5.00%, 01/01/29 .............. 535 574,643
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/29 ...... 300 322,135
Clark County School District No. 114 Evergreen
Series 2019 , GO , 4.00% , 12/01/29 ( GTD ) . 50 52,404
Series 2020 , GO , 5.00% , 12/01/29 ( GTD ) . 55 60,249
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 70 75,991
Clark County School District No. 122 Ridgefield,
Series 2017, GO, 5.00%, 12/01/29 (GTD) . 125 129,499
Security
Par (000)
Par (000) Value
Washington (continued)
Clark County School District No. 37 Vancouver
Series 2017 , GO , 5.00% , 12/01/29 ( GTD ) . USD 35 $ 36,260
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 500 535,513
County of King
Series 2021A , GO , 5.00% , 01/01/29 ..... 110 118,290
Series 2019 , GO , 5.00% , 01/01/30 ...... 300 322,316
Series 2019 , GO , 5.00% , 01/01/32 ...... 515 552,682
Series 2019 , GO , 5.00% , 01/01/33 ...... 250 267,946
County of Pierce, Series 2019A, GO,
4.00%, 07/01/29 ................. 125 131,155
County of Snohomish
Series 2020A , GO , 5.00% , 12/01/29 ..... 180 197,178
Series 2021A , GO , 5.00% , 12/01/29 ..... 290 317,676
County of Spokane, Series 2021, GO,
5.00%, 12/01/29 ................. 75 82,157
Energy Northwest, Series 2017-A, RB,
5.00%, 07/01/29 ................. 510 529,920
King County School District No. 405 Bellevue
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 185 193,848
Series 2019 , GO , 5.00% , 12/01/29 ( GTD ) . 785 852,208
Series 2022 , GO , 5.00% , 12/01/29 ( GTD ) . 150 164,620
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 170 184,731
King County School District No. 410 Snoqualmie
Valley, Series 2025, GO, 5.00%, 12/01/29
(GTD) ....................... 100 109,625
King County School District No. 411 Issaquah,
Series 2023, GO, 5.00%, 12/01/29 (GTD) . 120 131,599
Pierce County School District No. 10 Tacoma,
Series 2020B, GO, 5.00%, 12/01/29 (GTD) 185 202,655
Pierce County School District No. 3 Puyallup,
Series 2017, GO, 5.00%, 12/01/29 (GTD) . 190 196,899
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/29
(GTD) ....................... 175 183,261
Pierce County School District No. 403 Bethel
Series 2021 , GO , 4.00% , 12/01/29 ( GTD ) . 245 257,972
Series 2019 , GO , 5.00% , 12/01/29 ( GTD ) . 330 357,781
Port of Seattle, Series 2022A, RB,
5.00%, 08/01/29 ................. 120 130,769
Snohomish County School District No. 103
Monroe, Series 2025, GO, 5.00%, 12/01/29
(GTD) ....................... 155 169,792
Snohomish County School District No.
201 Snohomish, Series 2020, GO,
5.00%, 12/01/29 (GTD) ............. 130 142,406
Spokane County School District No. 81
Spokane, Series 2019, GO, 5.00%, 12/01/30
(GTD) ....................... 200 216,760
State of Washington
Series 2022C , GO , 5.00% , 02/01/29 ..... 140 150,963
Series 2020C , GO , 5.00% , 02/01/29 ..... 65 70,090
Series 2019D , GO , 5.00% , 06/01/29 ..... 280 300,479
Series 2021F , GO , 5.00% , 06/01/29 ..... 110 119,498
Series 2021D , GO , 5.00% , 06/01/29 ..... 120 130,362
COP , 5.00% , 07/01/29 .............. 80 86,833
Series 2017A , COP , 5.00% , 07/01/29 .... 235 244,179
Series 2021A , GO , 5.00% , 08/01/29 ..... 95 103,582
Series R-2018C , GO , 5.00% , 08/01/29 ... 310 322,485
Series 2024A , GO , 5.00% , 08/01/29 ..... 150 163,551
Series 2020B , GO , 5.00% , 06/01/30 ..... 225 244,028
Series 2019D , COP , 5.00% , 07/01/30 .... 250 270,714
Series 2020A , GO , 5.00% , 08/01/30 ..... 95 103,414
Series 2020D , GO , 5.00% , 06/01/31 ..... 165 180,712
Series 2020A , GO , 5.00% , 08/01/31 ..... 255 277,313
Series 2020B , GO , 5.00% , 06/01/32 ..... 390 421,581

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
82
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2020A , GO , 5.00% , 08/01/33 ..... USD 225 $ 243,162
University of Washington
Series 2024A , RB , 5.00% , 04/01/29 ..... 175 189,188
Series 2024B , RB , 5.00% , 07/01/29 ..... 260 282,616
Washington State University, Series 2019, RB,
5.00%, 10/01/29 ................. 55 59,704
13,807,579
West Virginia — 0.5%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/29 ..... 90 95,564
Series 2019A , GO , 5.00% , 06/01/29 ..... 110 119,337
Series 2021A , GO , 5.00% , 06/01/29 ..... 105 113,913
Series 2019A , GO , 5.00% , 12/01/31 ..... 120 130,114
Series 2019A , GO , 5.00% , 06/01/33 ..... 410 443,431
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/29 ......... 565 587,840
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/29 .............. 120 129,844
1,620,043
Wisconsin — 1.2%
City of Kenosha, Series 2020B, GO,
2.00%, 06/01/29 ................. 200 188,481
City of Madison
Series 2023A , GO , 5.00% , 10/01/29 ..... 195 212,997
Series 2022A , GO , 4.00% , 10/01/30 ..... 140 148,085
City of Milwaukee, Series 2022-N3, GO,
5.00%, 04/01/29 ................. 605 646,765
Green Bay Area Public School District, GO,
5.00%, 04/01/29
(a)
................ 125 135,066
Milwaukee Metropolitan Sewerage District
Series 2020A , GO , 4.00% , 10/01/29 ..... 100 105,107
Series 2023A , GO , 5.00% , 10/01/29 ..... 65 71,101
Series 2020A , GO , 4.00% , 10/01/31 ..... 75 79,251
State of Wisconsin
Series 2020A , GO , 4.00% , 05/01/29 ..... 60 62,033
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2020-1 , GO , 5.00% , 05/01/29 ..... USD 350 $ 379,246
Series 2020B , GO , 5.00% , 05/01/29 ..... 85 92,103
Series 20252 , GO , 5.00% , 05/01/29 ..... 115 124,609
Series 2021B , GO , 5.00% , 05/01/32 ..... 360 389,775
Series 2021B , GO , 5.00% , 05/01/33 ..... 420 453,845
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/29 . 235 255,435
Wisconsin Department of Transportation
Series 20172 , RB , 5.00% , 07/01/29 ..... 45 46,850
Series 2021A , RB , 5.00% , 07/01/29 ..... 155 168,789
Series 2023I , RB , 5.00% , 07/01/29 ...... 75 81,672
3,641,210
Total Long-Term Investments — 98 .9%
(Cost: $ 302,540,387 ) .............................. 305,098,710
Shares
Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.01%
(d) (e)
......... 306,606 306,632
Total Short-Term Securities — 0 .1%
(Cost: $ 306,632 ) ................................. 306,632
Total Investments — 99 .0%
(Cost: $ 302,847,019 ) .............................. 305,405,342
Other Assets Less Liabilities — 1.0% .................... 3,049,621
Net Assets — 100.0% ...............................
$ 308,454,963
(a)
When-issued security.
(b)
Zero-coupon bond.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 422,647 $ — $ (115,932)
(a)
$ (83) $ — $ 306,632 306,606 $ 19,661 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
83
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 305,098,710 $ — $ 305,098,710
Short-Term Securities
Money Market Funds ...................................... 306,632 — — 306,632
$ 306,632 $ 305,098,710 $ — $ 305,405,342

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority,
Series 2025B, RB, 5.00%, 09/01/31 ..... USD 40 $ 45,313
Auburn University, Series 2025-A, RB,
5.00%, 06/01/31 ................. 25 28,142
City of Mobile, Series 2025A, GO,
5.00%, 02/15/31 ................. 75 83,919
University of Alabama (The), Series 2019A, RB,
5.00%, 07/01/31 ................. 35 38,049
University of Alabama at Birmingham, Series
2019B, RB, 5.00%, 10/01/31 ......... 65 70,901
266,324
Alaska — 0.4%
Municipality of Anchorage
Series 2021A , GO , 5.00% , 09/01/31 ..... 40 45,198
Series 2022A , GO , 5.00% , 09/01/31 ..... 25 28,248
Series 2021C , GO , 4.00% , 09/01/35 ..... 30 31,287
State of Alaska, Series 2024A, GO,
5.00%, 08/01/31 ................. 15 16,967
121,700
Arizona — 1.8%
Arizona Board of Regents
Series 2021B , RB , 5.00% , 06/01/31 ..... 15 16,885
Series 2021C , RB , 5.00% , 07/01/31 ..... 30 33,787
City of Phoenix Civic Improvement Corp.
Series 2020A , RB , 5.00% , 07/01/31 ..... 65 72,073
Series 2021A , RB , 5.00% , 07/01/33 ..... 50 56,250
Series 2021A , RB , 5.00% , 07/01/34 ..... 105 117,594
County of Pima Sewer System
RB , 5.00% , 07/01/31 ............... 45 49,525
Maricopa County Union High School District
No. 210-Phoenix, Series 2024A, GO,
5.00%, 07/01/31 ................. 150 169,416
Salt River Project Agricultural Improvement
& Power District, Series 2019A, RB,
5.00%, 01/01/31 ................. 55 60,366
575,896
Arkansas — 0.3%
University of Arkansas
Series 2025 , RB , 5.00% , 09/01/31 ...... 60 67,737
Series 2023 , RB , 5.00% , 11/01/31 ...... 25 28,306
96,043
California — 9.0%
Anaheim Public Financing Authority, Series
1997C, RB, 0.00%, 09/01/31 (AGM)
(a)
.... 85 71,943
Bay Area Toll Authority, Series 2025SSL-2, RB,
5.00%, 04/01/31
(b)
................ 100 114,439
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/31
(a)
............. 40 34,841
California Infrastructure & Economic
Development Bank, Series 2021B, RB,
4.00%, 05/01/32 ................. 25 26,406
California State Public Works Board
Series 2021D , RB , 4.00% , 11/01/31 ..... 120 130,374
Series 2021D , RB , 4.00% , 11/01/34 ..... 95 101,523
Series 2021B , RB , 5.00% , 05/01/35 ..... 105 117,252
City & County of San Francisco, Series 2021A,
COP, 4.00%, 04/01/31 ............. 15 15,717
City of Los Angeles Department of Airports
Series 2021B , RB , 5.00% , 05/15/34 ..... 40 45,105
Security
Par (000)
Par (000) Value
California (continued)
Series 2021B , RB , 5.00% , 05/15/35 ..... USD 125 $ 140,206
Los Angeles Community College District, Series
2024, GO, 5.00%, 08/01/31 .......... 20 23,160
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/31 ..... 30 33,749
Series 2021-A , RB , 5.00% , 07/01/35 ..... 75 85,349
Los Angeles County Public Works Financing
Authority, Series 2022G, RB, 5.00%, 12/01/35 85 96,403
Los Angeles Department of Water & Power
Series 2019B , RB , 5.00% , 07/01/31 ..... 30 32,042
Series 2020B , RB , 5.00% , 07/01/31 ..... 20 21,967
Series 2021B , RB , 5.00% , 07/01/31 ..... 20 22,164
Series 2022A , RB , 5.00% , 07/01/31 ..... 25 27,948
Series 2023E , RB , 5.00% , 07/01/31 ..... 10 11,179
Series 2021C , RB , 5.00% , 07/01/32 ..... 25 27,896
Series 2021B , RB , 5.00% , 07/01/34 ..... 15 16,479
Series 2021C , RB , 5.00% , 07/01/34 ..... 45 49,834
Los Angeles Department of Water & Power
Water System
Series 2024A , RB , 5.00% , 07/01/31 ..... 20 22,380
Series 2025B , RB , 5.00% , 07/01/31 ..... 20 22,380
Los Angeles Unified School District, Series
2024A, GO, 5.00%, 07/01/31 ......... 35 40,518
Metropolitan Water District of Southern
California, Series 2020A, RB, 5.00%, 10/01/31 15 16,670
Municipal Improvement Corp. of Los Angeles
Series 2021C , RB , 5.00% , 11/01/32 ..... 70 80,240
Series 2021C , RB , 5.00% , 11/01/34 ..... 50 56,664
Northern California Sanitation Agencies
Financing Authority, Series 2021, RB,
3.00%, 12/01/34 ................. 15 15,072
Norwalk-La Mirada Unified School District,
Series 2007C, GO, 0.00%, 08/01/31
(a)
.... 65 55,315
Poway Unified School District, Series A, GO,
0.00%, 08/01/31
(a)
................ 25 21,484
Sacramento City Unified School District, Series
2024B, GO, 5.00%, 08/01/31 (BAM) ..... 20 22,789
San Bernardino Community College District,
Series B, GO, 5.00%, 08/01/35 ........ 45 51,102
San Diego Unified School District, Series 2021E-
2, GO, 5.00%, 07/01/31 ............ 20 23,182
San Francisco City & County Public Utilities
Commission Power, Series 2021A, RB,
4.00%, 11/01/35 ................. 40 42,252
San Francisco City & County Public Utilities
Commission Wastewater, Series 2022B, RB,
5.00%, 10/01/31 ................. 10 11,613
San Jose Evergreen Community College District,
Series B, GO, 0.00%, 09/01/31
(a)
....... 50 43,204
Southern California Public Power Authority,
Series 2024-1, RB, 5.00%, 07/01/31 ..... 10 11,207
State of California
GO , 5.00% , 04/01/31 ............... 70 79,251
GO , 5.00% , 08/01/31 ............... 50 56,973
GO , 5.00% , 09/01/31 ............... 20 22,825
GO , 5.00% , 10/01/31 ............... 125 142,886
Series 2019 , GO , 5.00% , 10/01/31 ...... 25 27,420
GO , 5.00% , 11/01/31 ............... 105 118,840
GO , 5.00% , 12/01/31 ............... 90 103,186
GO , 5.00% , 09/01/32 ............... 105 119,493
GO , 4.00% , 10/01/34 ............... 145 154,039
GO , 4.00% , 10/01/35 ............... 25 26,366
University of California
Series 2023BN , RB , 5.00% , 05/15/31 .... 15 17,131

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
Schedules of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2023BQ , RB , 5.00% , 05/15/31 .... USD 70 $ 79,943
Series 2021BH , RB , 5.00% , 05/15/35 .... 160 180,079
2,910,480
Colorado — 1.9%
City & County of Denver
Series 2020A , GO , 5.00% , 08/01/31 ..... 50 55,760
Series 2021A , RB , 4.00% , 08/01/33 ..... 65 69,361
Denver City & County School District No. 1,
Series 2021, GO, 5.00%, 12/01/31 (SAW) . 65 72,667
Park Creek Metropolitan District, Series 2025,
5.00%, 12/01/31 ................. 150 168,394
Regional Transportation District Sales Tax,
Series 2023A, RB, 5.00%, 11/01/31 ..... 30 34,123
University of Colorado
Series 2023A , RB , 4.00% , 06/01/31 ..... 70 74,957
Series 2021C-4 , RB , 5.00% , 06/01/35 .... 75 83,220
Weld County School District No. 6 Greeley,
Series 2021, GO, 5.00%, 12/01/31 (SAW) . 40 45,065
603,547
Connecticut — 1.7%
State of Connecticut
Series 2021B , GO , 4.00% , 06/01/31 ..... 65 69,652
Series 2022D , GO , 5.00% , 09/15/31 ..... 50 56,556
Series 2022G , GO , 5.00% , 11/15/31 ..... 100 113,435
Series 2021A , GO , 3.00% , 01/15/32 ..... 70 70,444
State of Connecticut Special Tax
Series 2023 , RB , 5.00% , 07/01/31 ...... 10 11,270
Series 2023A , RB , 5.00% , 07/01/31 ..... 105 118,337
Series 2021D , RB , 5.00% , 11/01/31 ..... 60 68,020
Series 2021A , RB , 5.00% , 05/01/33 ..... 35 39,211
546,925
Delaware — 0.6%
City of Wilmington, Series 2020A, GO,
4.00%, 01/01/31 ................. 30 31,800
Delaware Transportation Authority
Series 2020 , RB , 5.00% , 07/01/31 ...... 30 33,281
Series 2024 , RB , 5.00% , 07/01/31 ...... 25 28,347
State of Delaware, Series 2021, GO,
5.00%, 02/01/31 ................. 85 95,712
189,140
District of Columbia — 1.3%
District of Columbia
Series 2021D , GO , 5.00% , 02/01/31 ..... 60 67,185
Series 2024B , GO , 5.00% , 08/01/31 ..... 15 16,949
Series 2024C , GO , 5.00% , 12/01/31 ..... 50 56,823
District of Columbia Income Tax
Series 2022A , RB , 5.00% , 07/01/31 ..... 15 16,924
Series 2019C , RB , 5.00% , 10/01/31 ..... 55 59,956
Series 2024A , RB , 5.00% , 10/01/31 ..... 45 50,998
District of Columbia Water & Sewer Authority,
Series 2022C1, RB, 5.00%, 10/01/31 .... 50 56,665
Metropolitan Washington Airports Authority
Dulles Toll Road, Series 2009B, RB,
0.00%, 10/01/31
(a)
................ 40 33,275
Washington Metropolitan Area Transit Authority,
Series 2021A, RB, 5.00%, 07/15/32 ..... 60 67,207
425,982
Florida — 4.4%
Central Florida Expressway Authority
Series 2021 , RB , 5.00% , 07/01/31 ...... 70 78,825
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2021 , RB , 5.00% , 07/01/33 ...... USD 125 $ 139,139
Series 2021 , RB , 4.00% , 07/01/35 ...... 105 110,205
County of Miami-Dade
Series 2021A , RB , 5.00% , 04/01/31 ..... 30 33,584
Series 2023A , RB , 5.00% , 04/01/31 ..... 20 22,400
Series 2020 , GO , 4.00% , 07/01/31 ...... 35 36,640
County of Miami-Dade Water & Sewer System
Series 2021 , RB , 5.00% , 10/01/31 ...... 50 56,184
Series 2024B , RB , 5.00% , 10/01/31 ..... 25 28,363
Florida Municipal Power Agency, Series 2019A,
RB, 5.00%, 10/01/31 .............. 20 22,527
JEA Electric System
Series 2024A , RB , 5.00% , 10/01/31 ..... 80 90,294
Series 2021A , RB , 5.00% , 10/01/33 ..... 20 22,451
Orlando Utilities Commission, Series 2021A, RB,
5.00%, 10/01/31 ................. 65 73,109
School District of Broward County
Series 2020A , COP , 5.00% , 07/01/31 .... 55 60,316
Series 2021 , GO , 5.00% , 07/01/33 ...... 100 112,201
Series 2021 , GO , 5.00% , 07/01/34 ...... 40 44,627
State of Florida
Series 2019B , GO , 5.00% , 06/01/31 ..... 20 21,731
Series 2021A , GO , 5.00% , 06/01/31 ..... 75 84,831
Series 2021B , GO , 5.00% , 06/01/31 ..... 70 79,176
State of Florida Department of Transportation
Turnpike System
Series 2022A , RB , 5.00% , 07/01/31 ..... 55 62,212
Series 2023A , RB , 5.00% , 07/01/31 ..... 50 56,556
Series 2021B , RB , 5.00% , 07/01/32 ..... 165 186,478
1,421,849
Georgia — 1.4%
City of Atlanta Department of Aviation
Series 2021B , RB , 5.00% , 07/01/31 ..... 60 67,712
Series 2021B , RB , 5.00% , 07/01/35 ..... 135 149,261
City of Atlanta Water & Wastewater, Series 2024,
RB, 5.00%, 11/01/31 (BAM) .......... 5 5,675
Metropolitan Atlanta Rapid Transit Authority,
Series 2024B, RB, 5.00%, 07/01/31 ..... 20 22,645
Municipal Electric Authority of Georgia
Series 2020A , RB , 5.00% , 01/01/31 ..... 25 27,534
Series 2024 , RB , 5.00% , 01/01/31 ...... 75 82,601
State of Georgia
Series 2021A , GO , 5.00% , 07/01/31 ..... 30 34,073
Series 2023A , GO , 5.00% , 07/01/31 ..... 20 22,715
Series 2021A , GO , 4.00% , 07/01/34 ..... 40 42,284
454,500
Hawaii — 1.2%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/31 ..... 25 26,160
Series 2022A , RB , 5.00% , 07/01/31 ..... 20 22,589
City & County of Honolulu
Series 2020B , GO , 5.00% , 03/01/31 ..... 80 88,052
Series 2021E , GO , 5.00% , 03/01/31 ..... 85 95,464
Series 2021A , GO , 5.00% , 07/01/31 ..... 25 28,250
Series 2019C , GO , 5.00% , 08/01/31 ..... 25 27,178
Honolulu City & County Board of Water Supply,
Series 2022A, RB, 5.00%, 07/01/31 ..... 80 90,355
378,048
Idaho — 0.1%
Idaho Housing & Finance Association, Series
2021A, RB, 5.00%, 07/15/31 ......... 25 28,002

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
86
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois — 5.4%
Board of Trustees of the University of Illinois
(The), Series 2023A, RB, 5.00%, 04/01/31 . USD 15 $ 16,722
Chicago O'Hare International Airport, Series
2020B, RB, 5.00%, 01/01/31 ......... 40 43,516
City of Chicago Wastewater Transmission,
Series 2024B, RB, 5.00%, 01/01/31 (BAM) . 100 110,468
City of Chicago Waterworks, Series 2023B, RB,
5.00%, 11/01/31 ................. 90 100,757
County of Cook, Series 2024, RB,
5.00%, 11/15/31 ................. 60 67,419
Illinois Finance Authority, Series 2020, RB,
4.00%, 01/01/33 ................. 70 73,035
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/31 ..... 65 69,278
Series 2019C , RB , 5.00% , 01/01/31 ..... 190 206,630
Metropolitan Water Reclamation District
of Greater Chicago, Series 2021C, GO,
5.00%, 12/01/31 ................. 350 397,297
Regional Transportation Authority, Series 2002A,
RB, 6.00%, 07/01/31 (NPFGC) ........ 20 23,233
Sales Tax Securitization Corp., Series 2021A,
RB, 5.00%, 01/01/31 .............. 150 164,358
State of Illinois
Series 2024 , GO , 5.00% , 02/01/31 ...... 130 143,048
Series 2024B , GO , 5.00% , 05/01/31 ..... 70 77,252
Series 2023D , GO , 5.00% , 07/01/31 ..... 30 33,175
Series 2025C , GO , 5.25% , 09/01/31 ..... 100 112,137
Series 2021A , GO , 5.00% , 12/01/31 ..... 30 33,321
Series 2021B , GO , 5.00% , 12/01/32 ..... 25 27,664
State of Illinois Sales Tax
Series 2025A , RB , 5.00% , 06/15/31 ..... 25 27,671
Series 2021A , RB , 3.00% , 06/15/34 ( BAM-
TCRS ) ...................... 20 18,995
1,745,976
Indiana — 2.1%
Indiana Finance Authority
Series 2022B , RB , 5.00% , 02/01/31 ..... 65 72,960
Series 2021-1 , RB , 5.00% , 10/01/31 ..... 80 90,626
Series 2023A , RB , 5.00% , 10/01/31 ..... 35 39,649
Series 2021A , RB , 5.00% , 10/01/33 ( BAM ) 50 56,069
Series 2021B , RB , 5.00% , 02/01/34 ..... 50 55,282
Series 2021-2 , RB , 5.00% , 10/01/34 ..... 85 94,478
Indianapolis Local Public Improvement Bond
Bank
Series 2021A , RB , 5.00% , 06/01/31 ..... 145 162,011
Series 2021A , RB , 5.00% , 06/01/33 ..... 40 44,454
Series 2021E , RB , 4.00% , 02/01/34 ..... 40 42,294
Purdue University, Series GG, RB,
5.00%, 07/01/31 ................. 20 22,592
680,415
Kansas — 0.9%
Kansas Development Finance Authority, Series
2023C, RB, 4.00%, 07/01/35 ......... 100 102,123
State of Kansas Department of Transportation,
Series 2024A, RB, 5.00%, 09/01/31 ..... 170 191,482
293,605
Kentucky — 0.8%
Kentucky State Property & Building Commission,
Series A, RB, 5.00%, 11/01/31 ........ 50 56,479
Kentucky Turnpike Authority, Series 2021A, RB,
5.00%, 07/01/31 ................. 65 72,969
Security
Par (000)
Par (000) Value
Kentucky (continued)
Louisville Water Co., Series 2025, RB,
5.00%, 11/15/31
(b)
................ USD 100 $ 113,920
243,368
Louisiana — 1.5%
City of New Orleans
Series 2020B , RB , 5.00% , 06/01/31 ..... 20 21,729
Series 2021 , GO , 4.00% , 10/01/35 ...... 30 30,872
State of Louisiana
Series 2023 , RB , 5.00% , 09/01/31 ...... 105 118,347
Series 2024E , GO , 5.00% , 09/01/31 ..... 75 84,967
Series 2021A , GO , 5.00% , 03/01/33 ..... 135 150,372
Series 2021A , GO , 5.00% , 03/01/35 ..... 65 71,833
478,120
Maine — 0.6%
Maine Governmental Facilities Authority, Series
2020A, RB, 5.00%, 10/01/31 ......... 15 16,289
Maine Municipal Bond Bank
Series 2020A , RB , 5.00% , 09/01/31 ..... 20 22,190
Series 2022A , RB , 5.00% , 11/01/31 ..... 20 22,723
State of Maine, Series 2022B, GO,
5.00%, 06/01/31 ................. 120 135,656
196,858
Maryland — 2.2%
County of Baltimore
COP , 5.00% , 03/01/31 .............. 140 156,627
Series 2022 , GO , 5.00% , 03/01/31 ...... 60 67,575
County of Montgomery, Series 2023A, GO,
5.00%, 08/01/33 ................. 60 67,498
County of Prince George's, Series 2019A, GO,
4.00%, 07/15/31 ................. 5 5,230
Maryland State Transportation Authority
Series 2021A , RB , 3.00% , 07/01/33 ..... 35 34,750
Series 2021A , RB , 5.00% , 07/01/35 ..... 55 61,186
State of Maryland
Series 2021A , GO , 5.00% , 03/01/31 ..... 90 101,362
Series 2024A , GO , 5.00% , 06/01/31 ..... 50 56,579
Series 2020A-2 , GO , 5.00% , 08/01/31 .... 25 27,775
Series 2021A , GO , 5.00% , 08/01/31 ..... 30 34,052
University System of Maryland, Series 2019A,
RB, 5.00%, 04/01/31 .............. 90 97,485
710,119
Massachusetts — 1.2%
Commonwealth of Massachusetts
Series 2024A , GO , 5.00% , 03/01/31 ..... 40 45,020
Series 2018C , GO , 5.00% , 09/01/31 ..... 20 22,720
Series 2022A , GO , 5.00% , 10/01/31 ..... 65 73,955
Series 2022D , GO , 5.00% , 11/01/31 ..... 40 45,580
Series 2024B , GO , 5.00% , 11/01/31 ..... 55 62,673
Series 2021C , GO , 3.00% , 09/01/34 ..... 15 14,872
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/31 ..... 60 68,142
Series 2021A-1 , RB , 5.00% , 07/01/34 .... 25 27,986
Massachusetts Development Finance Agency,
Series 2021A, RB, 5.00%, 07/01/31 ..... 20 22,398
383,346

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
Schedules of Investments
87
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan — 0.9%
Lansing School District, Series 2019II, GO,
5.00%, 05/01/31 (Q-SBLF) .......... USD 45 $ 48,481
Michigan State University
Series 2019B , RB , 5.00% , 02/15/31 ..... 20 21,459
Series 2024A , RB , 5.00% , 08/15/31 ..... 25 28,216
State of Michigan Trunk Line
Series 2023 , RB , 5.00% , 11/15/31 ...... 45 51,424
Series 2021A , RB , 5.00% , 11/15/35 ..... 115 128,272
277,852
Minnesota — 1.1%
City of Minneapolis
Series 2024 , GO , 5.00% , 12/01/31 ...... 10 11,400
Series 2023 , GO , 5.00% , 12/01/35 ...... 80 89,605
State of Minnesota
Series 2022D , GO , 5.00% , 08/01/31 ..... 15 17,034
Series 2023D , GO , 5.00% , 08/01/31 ..... 60 68,136
Series 2021B , GO , 4.00% , 09/01/32 ..... 35 37,471
Series 2021A , GO , 5.00% , 09/01/32 ..... 60 68,163
University of Minnesota
Series 2024A , RB , 5.00% , 01/01/31 ..... 15 16,774
Series 2021A , RB , 5.00% , 08/01/31 ..... 50 56,594
365,177
Missouri — 0.9%
City of Kansas City, Series 2021A, GO,
5.00%, 02/01/31 ................. 40 44,765
Missouri Joint Municipal Electric Utility
Commission
Series 2023 , RB , 5.00% , 01/01/31 ...... 110 122,129
Series 2024 , RB , 5.00% , 01/01/31 ...... 80 88,618
Series 2025 , RB , 5.00% , 12/01/31 ...... 20 22,559
278,071
Nebraska — 1.1%
City of Omaha
Series 2021 , GO , 4.00% , 04/15/31 ...... 15 15,958
Series 2024 , GO , 5.00% , 04/15/31 ...... 130 145,893
Series 2021 , GO , 3.00% , 04/15/34 ...... 20 19,724
Nebraska Public Power District, Series 2021B,
RB, 5.00%, 01/01/34 .............. 50 55,297
Omaha Public Power District, Series 2019A, RB,
5.00%, 02/01/31 ................. 120 129,152
366,024
Nevada — 2.2%
City of Reno, Series 2024, GO, 5.00%, 06/01/31 20 22,499
Clark County School District
Series 2021A , GO , 5.00% , 06/15/31 ..... 65 72,985
Series 2021A , GO , 4.00% , 06/15/32 ..... 20 21,178
County of Clark
Series 2022 , GO , 4.00% , 06/01/31 ...... 70 74,946
Series 2019 , GO , 5.00% , 06/01/31 ...... 75 81,189
Series 2024 , RB , 5.00% , 07/01/31 ...... 15 16,916
Series 2021 , GO , 3.00% , 11/01/33 ...... 25 25,030
County of Washoe
Series 2018 , RB , 5.00% , 02/01/31 ...... 55 59,022
Series 2021 , GO , 5.00% , 07/01/31 ...... 20 22,510
Las Vegas Valley Water District
Series 2022A , GO , 5.00% , 06/01/31 ..... 110 124,052
Series 2022A , GO , 5.00% , 06/01/32 ..... 80 91,019
Series 2021C , GO , 3.00% , 06/01/33 ..... 10 9,946
State of Nevada, Series 2021A, GO,
3.00%, 05/01/35 ................. 65 63,981
Security
Par (000)
Par (000) Value
Nevada (continued)
Washoe County School District, Series 2020A,
GO, 5.00%, 10/01/31 .............. USD 20 $ 22,041
707,314
New Hampshire — 0.5%
New Hampshire Municipal Bond Bank
Series 2020B , RB , 4.00% , 08/15/31 ..... 50 52,607
Series 2024C , RB , 5.00% , 08/15/31 ..... 110 124,505
177,112
New Jersey — 2.2%
New Jersey Educational Facilities Authority
Series 2024 , RB , 5.00% , 06/01/31 ...... 15 16,737
Series 2021C , RB , 4.00% , 03/01/33 ..... 5 5,350
New Jersey Transportation Trust Fund Authority
Series 2022AA , RB , 5.00% , 06/15/31 .... 120 134,343
Series 2024CC , RB , 5.00% , 06/15/31 .... 65 72,805
Series 2021A , RB , 5.00% , 06/15/33 ..... 75 83,544
New Jersey Turnpike Authority, Series 2025B,
RB, 5.00%, 01/01/31 .............. 100 111,491
State of New Jersey, Series 2020A, GO,
4.00%, 06/01/31 ................. 255 273,372
697,642
New Mexico — 0.6%
New Mexico Finance Authority, Series 2022C,
RB, 5.00%, 06/01/31 .............. 15 16,933
State of New Mexico Severance Tax Permanent
Fund, Series 2021A, RB, 5.00%, 07/01/31 . 165 186,079
203,012
New York — 11.8%
City of New York
Series 2021-1 , GO , 5.00% , 04/01/31 ..... 70 78,184
Series 2022D-1 , GO , 5.00% , 05/01/31 ... 20 22,371
Series 2021C , GO , 5.00% , 08/01/31 ..... 130 142,691
Series 2023-1 , GO , 5.00% , 08/01/31 ..... 20 22,466
Series 2023F-1 , GO , 5.00% , 08/01/31 .... 70 78,630
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/33 ................ 30 33,402
Series 2021-1 , GO , 5.00% , 04/01/34 ..... 140 154,600
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/34 ................ 30 33,253
Empire State Development Corp.
Series 2020E , RB , 5.00% , 03/15/31 ..... 65 71,320
Series 2022A , RB , 5.00% , 09/15/31 ..... 20 22,667
Long Island Power Authority
Series 2021A , RB , 4.00% , 09/01/33 ..... 125 133,031
Series 2021A , RB , 5.00% , 09/01/35 ..... 255 281,912
Metropolitan Transportation Authority
Series 2024A , RB , 5.00% , 11/15/31 ..... 10 11,193
Series 2025A , RB , 5.00% , 11/15/31 ..... 105 117,525
Nassau County Interim Finance Authority, Series
2021A, RB, 5.00%, 11/15/31 ......... 15 17,149
New York City Municipal Water Finance Authority
Series 2020EE , RB , 5.00% , 06/15/31 .... 180 204,094
Series 2021DD , RB , 5.00% , 06/15/33 .... 15 16,865
New York City Transitional Finance Authority
Building Aid, Series 2022S-1A, RB,
5.00%, 07/15/32 (SAW) ............ 85 96,005
New York City Transitional Finance Authority
Future Tax Secured
Series 2021F-1 , RB , 5.00% , 11/01/31 .... 155 173,924
Series 2023, Sub-Series E1 , RB ,
5.00% , 11/01/31 ................ 65 73,604

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
88
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021F-1 , RB , 5.00% , 11/01/33 .... USD 45 $ 50,148
Series 2022B, Sub-Series B-1 , RB ,
5.00% , 08/01/34 ................ 60 66,845
Series 2021F-1 , RB , 4.00% , 11/01/35 .... 80 82,434
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/34 ................. 120 135,454
New York State Dormitory Authority
Series 2019A , RB , 5.00% , 03/15/31 ..... 120 128,790
Series 2023A , RB , 5.00% , 03/15/31 ..... 40 44,925
Series 2025C , RB , 5.00% , 03/15/31 ..... 15 16,847
Series 2005A , RB , 5.50% , 05/15/31
( AMBAC ) .................... 70 80,969
Series 2019A , RB , 5.00% , 07/01/31 ..... 80 86,624
Series 2021A , RB , 5.00% , 03/15/33 ..... 115 127,907
Series 2021A , RB , 5.00% , 03/15/34 ..... 90 99,697
Series 2021A , RB , 5.00% , 07/01/34 ..... 85 94,385
Series 2021A , RB , 5.00% , 07/01/35 ..... 170 187,501
New York State Environmental Facilities Corp.
Series 2024A , RB , 5.00% , 06/15/31 ..... 10 11,395
Series 2021A , RB , 4.00% , 06/15/34 ..... 40 43,051
New York State Thruway Authority
Series 2022A , RB , 5.00% , 03/15/31 ..... 20 22,462
Series 2021A-1 , RB , 5.00% , 03/15/32 .... 70 78,070
Port Authority of New York & New Jersey
Series 230 , RB , 3.00% , 12/01/31 ....... 100 101,474
Series 224 , RB , 5.00% , 07/15/32 ....... 20 22,567
State of New York, Series 2021A, GO,
3.00%, 03/15/33 ................. 20 20,216
Town of Hempstead, Series 2022B, GO,
4.00%, 09/15/31 ................. 20 21,172
Triborough Bridge & Tunnel Authority
Series 2022B , RB , 5.00% , 05/15/31 ..... 170 192,079
Series 2023A , RB , 4.00% , 11/15/31 ..... 105 113,483
Series 2018B , RB , 5.00% , 11/15/31 ..... 65 74,232
Series 2023A , RB , 5.00% , 11/15/31 ..... 65 74,232
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/31 ................ 20 22,841
Series 2021C2 , RB , 4.00% , 05/15/34 .... 55 58,701
3,843,387
North Carolina — 3.2%
City of Charlotte
Series 2021A , RB , 5.00% , 07/01/31 ..... 75 84,682
COP , 5.00% , 12/01/31 .............. 45 51,198
Series 2024 , RB , 5.00% , 12/01/31 ...... 25 28,549
City of Raleigh Combined Enterprise System,
Series 2023, RB, 5.00%, 09/01/31 ...... 135 153,795
City of Wilmington, Series 2021A, GO,
3.00%, 05/01/33 ................. 25 25,011
County of Forsyth, Series 2021A, RB,
5.00%, 04/01/31 ................. 15 16,881
County of Guilford
Series 2024 , GO , 5.00% , 03/01/31 ...... 130 146,696
Series 2025 , GO , 5.00% , 03/01/31 ...... 40 45,137
County of Johnston, Series 2020A, RB,
5.00%, 04/01/31 ................. 20 22,007
County of Union, Series 2023, GO,
5.00%, 09/01/31 ................. 15 17,088
County of Wake
Series 2021 , GO , 5.00% , 04/01/31 ...... 60 67,815
Series 2023A , RB , 5.00% , 04/01/31 ..... 10 11,254
Series 2019 , RB , 5.00% , 09/01/31 ...... 95 103,385
Series 2021 , RB , 3.00% , 03/01/35 ...... 20 19,612
State of North Carolina
Series 2021 , RB , 5.00% , 03/01/31 ...... 90 100,932
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2019A , RB , 5.00% , 05/01/31 ..... USD 65 $ 70,228
Series 2021A , RB , 5.00% , 05/01/31 ..... 50 56,221
University of North Carolina at Charlotte (The),
Series 2020A, RB, 5.00%, 10/01/31 ..... 25 27,192
1,047,683
North Dakota — 0.4%
North Dakota Public Finance Authority, Series
2024A, RB, 5.00%, 10/01/31 ......... 110 125,252
Ohio — 3.0%
American Municipal Power, Inc., Series 2021A,
RB, 5.00%, 02/15/33 .............. 75 82,643
City of Cleveland
Series 2021A-1 , RB , 4.00% , 10/01/31 .... 20 21,221
Series 2019A , GO , 4.00% , 12/01/31 ..... 25 26,300
City of Columbus, Series 2022A, GO,
5.00%, 04/01/31 ................. 80 90,234
Miami University, Series 2021A, RB,
5.00%, 09/01/34 ................. 70 77,663
Ohio State University (The)
Series 2021A , RB , 5.00% , 12/01/34 ..... 80 90,067
Series 2021A , RB , 5.00% , 12/01/35 ..... 60 67,082
Ohio Turnpike & Infrastructure Commission,
Series 2013A-4, RB, 5.70%, 02/15/34 .... 60 68,546
Ohio Water Development Authority
Series 2024A , RB , 5.00% , 06/01/31 ..... 10 11,309
Series 2023A , RB , 5.00% , 12/01/31 ..... 35 39,941
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2023A , RB , 5.00% , 06/01/31 ..... 80 90,473
Series 2023C , RB , 5.00% , 12/01/31 ..... 115 131,235
State of Ohio
Series 2020C , GO , 5.00% , 03/01/31 ..... 15 16,868
Series 2021C , GO , 5.00% , 03/15/31 ..... 80 90,029
Series 2019A , GO , 5.00% , 06/15/31 ..... 10 10,857
Series 2023A , GO , 5.00% , 09/01/31 ..... 60 68,099
982,567
Oklahoma — 1.2%
City of Oklahoma
Series 2021 , GO , 3.00% , 03/01/31 ...... 55 55,280
Series 2022 , GO , 4.00% , 03/01/31 ...... 10 10,618
Series 2023 , GO , 4.00% , 03/01/31 ...... 20 21,274
Oklahoma Municipal Power Authority, Series
2021A, RB, 4.00%, 01/01/33 ......... 25 26,241
Oklahoma State University
Series 2020A , RB , 5.00% , 09/01/31 ..... 90 99,786
Series 2021A , RB , 5.00% , 09/01/31 ..... 20 22,568
Oklahoma Water Resources Board
Series 2024C , RB , 5.00% , 10/01/33 ..... 55 61,791
Series 2021 , RB , 4.00% , 04/01/34 ( OK
CERF ) ...................... 25 26,358
University of Oklahoma (The), Series 2021A,
RB, 5.00%, 07/01/32 .............. 60 67,115
391,031
Oregon — 1.1%
City of Portland
Series 2021B , GO , 2.00% , 06/01/33 ..... 80 73,424
Series 2022A , GO , 3.00% , 10/01/33 ..... 30 30,081
State of Oregon
Series 2021A , GO , 5.00% , 05/01/31 ..... 15 16,924
Series 2023A , GO , 5.00% , 05/01/31 ..... 40 45,130
Series 2019D , GO , 5.00% , 06/01/31 ..... 45 48,809

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
Schedules of Investments
89
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
State of Oregon Department of Transportation,
Series 2024, RB, 5.00%, 05/15/31 ...... USD 135 $ 152,421
366,789
Pennsylvania — 2.9%
Allegheny County Sanitary Authority, Series
2025, RB, 5.00%, 12/01/31
(b)
......... 100 113,399
City of Philadelphia
Series 2021A , GO , 5.00% , 05/01/32 ..... 30 33,425
Series 2021A , GO , 5.00% , 05/01/35 ..... 70 77,026
City of Philadelphia Water & Wastewater, Series
2022C, RB, 5.00%, 06/01/31 ......... 70 78,393
Commonwealth of Pennsylvania
Series 2024-1 , GO , 5.00% , 08/15/31 ..... 60 67,805
Series 2023 , GO , 5.00% , 09/01/31 ...... 110 124,408
Series 2021-1 , GO , 4.00% , 05/15/32 ..... 40 42,571
Delaware River Joint Toll Bridge Commission,
Series 2019B, RB, 5.00%, 07/01/31 ..... 25 27,094
Erie City Water Authority, Series 2019D, RB,
5.00%, 12/01/31 (BAM) ............ 100 109,138
Pennsylvania State University (The), Series
2025A, RB, 5.00%, 09/01/31 ......... 70 79,148
Pennsylvania Turnpike Commission
Series 2019A , RB , 5.00% , 12/01/31 ..... 60 65,307
Series 2021B , RB , 5.00% , 12/01/31 ..... 25 28,149
Series 2021C , RB , 5.00% , 12/01/32 ..... 35 39,688
Pittsburgh Water & Sewer Authority, Series
2023A, RB, 5.00%, 09/01/31 ......... 35 39,524
School District of Philadelphia (The), Series
2023A, GO, 5.00%, 09/01/31 (SAW) ..... 25 27,887
952,962
Rhode Island — 0.3%
State of Rhode Island
Series 2021E , GO , 4.00% , 08/01/32 ..... 35 37,414
Series 2021E , GO , 4.00% , 08/01/33 ..... 50 53,160
90,574
South Carolina — 0.8%
County of Charleston, Series 2021A, GO,
4.00%, 11/01/32 ................. 20 21,357
South Carolina Public Service Authority
Series 2022A , RB , 5.00% , 12/01/31 ..... 95 106,441
Series 2021A , RB , 4.00% , 12/01/33 ..... 10 10,380
South Carolina Transportation Infrastructure
Bank, Series 2024A, RB, 4.00%, 10/01/31 . 105 112,614
250,792
Tennessee — 2.1%
City of Memphis
Series 2021 , GO , 5.00% , 05/01/31 ...... 40 44,994
Series 2021 , GO , 5.00% , 05/01/33 ...... 125 139,435
Series 2022A , GO , 5.00% , 10/01/35 ..... 140 155,177
City of Memphis Electric System, Series 2024,
RB, 5.00%, 12/01/31 .............. 45 51,086
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/31 ..... 25 27,707
County of Montgomery, Series 2022A, GO,
5.00%, 04/01/32 ................. 35 39,218
County of Putnam, Series 2021, GO,
4.00%, 04/01/31 ................. 20 21,007
County of Rutherford, Series 2024, GO,
5.00%, 04/01/31 ................. 25 28,202
Security
Par (000)
Par (000) Value
Tennessee (continued)
Metropolitan Government of Nashville &
Davidson County
Series 2022A , GO , 5.00% , 01/01/31 ..... USD 15 $ 16,801
Series 2021A , RB , 5.00% , 05/15/31 ..... 50 56,284
Series 2021C , GO , 4.00% , 01/01/32 ..... 85 89,885
State of Tennessee, Series 2023A, GO,
5.00%, 05/01/31 ................. 15 16,966
686,762
Texas — 13.0%
Arlington Independent School District, Series
2021, GO, 4.00%, 02/15/31 (PSF) ...... 25 26,285
Austin Independent School District, Series 2024,
GO, 5.00%, 08/01/31 (PSF) .......... 75 84,835
Barbers Hill Independent School District, Series
2022, GO, 5.00%, 02/15/31 (PSF) ...... 125 139,812
Board of Regents of the University of Texas
System
Series 2021A , RB , 5.00% , 08/15/31 ..... 80 90,430
Series 2021A , RB , 4.00% , 08/15/35 ..... 75 78,615
City of Austin, Series 2023, GO, 5.00%, 09/01/31 30 33,877
City of Austin Water & Wastewater System,
Series 2021, RB, 5.00%, 11/15/35 ...... 30 33,222
City of Dallas
Series 2023A , GO , 5.00% , 02/15/31 ..... 20 22,347
Series 2024A , GO , 5.00% , 02/15/31 ..... 20 22,347
Series 2024C , GO , 5.00% , 02/15/31 ..... 130 145,255
City of Denton, GO, 4.00%, 02/15/31 ...... 30 31,574
City of Fort Worth Water & Sewer System,
Series 2020A, RB, 4.00%, 02/15/31 ..... 25 25,972
City of Garland, Series 2021, GO,
4.00%, 02/15/31 ................. 120 127,039
City of Greenville, GO, 4.00%, 02/15/31 (BAM) 35 36,851
City of Houston, Series 2021A, GO,
4.00%, 03/01/32 ................. 125 132,157
City of Houston Combined Utility System, Series
2002C, RB, 5.00%, 11/15/31 ......... 35 38,802
City of Pasadena, GO, 5.00%, 02/15/31 .... 40 44,694
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/31 ( PSF ) . 10 11,164
Series 2022 , GO , 5.00% , 02/15/32 ( PSF ) . 50 55,730
College Station Independent School District,
Series 2022, GO, 5.00%, 02/15/31 (PSF) .. 65 72,873
Collin County Community College District, Series
2020A, GO, 5.00%, 08/15/31 ......... 20 21,689
Comal Independent School District, Series 2022,
GO, 5.00%, 02/01/31 (PSF) .......... 20 22,354
County of Bexar, Series 2022B, GO,
5.00%, 06/15/32 ................. 50 56,044
County of Harris, Series 2022A, GO,
5.00%, 10/01/34 ................. 100 111,368
Cypress-Fairbanks Independent School District
Series 2020 , GO , 5.00% , 02/15/31 ( PSF ) . 20 21,981
Series 2022 , GO , 5.00% , 02/15/31 ( PSF ) . 90 100,712
Series 2020A , GO , 3.00% , 02/15/35 ( PSF ) 75 74,078
Dallas Area Rapid Transit, Series 2020A, RB,
5.00%, 12/01/31 ................. 20 21,959
Dallas Fort Worth International Airport, Series
2022B, RB, 5.00%, 11/01/31 ......... 20 22,611
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/31 ( PSF ) . 20 21,028
Series 2023 , GO , 5.00% , 02/15/31 ( PSF ) . 80 89,480
Del Valle Independent School District
Series 2022 , GO , 5.00% , 06/15/32 ( PSF ) . 75 83,866
Series 2022 , GO , 5.00% , 06/15/33 ( PSF ) . 75 83,533

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
90
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Denton Independent School District
Series 2020 , GO , 5.00% , 08/15/31 ( PSF ) . USD 100 $ 108,304
Series 2024 , GO , 5.00% , 08/15/31 ( PSF ) . 60 67,743
DeSoto Independent School District, Series
2025, GO, 5.00%, 08/15/31 (PSF) ...... 65 73,017
Fort Bend Grand Parkway Toll Road Authority,
Series 2021A, RB, 4.00%, 03/01/33 (GTD) . 140 148,600
Fort Worth Independent School District, Series
2023, GO, 5.00%, 02/15/31 (PSF) ...... 50 55,899
Grapevine-Colleyville Independent School
District, Series 2021A, GO, 5.00%, 08/15/31
(PSF) ....................... 80 90,232
Klein Independent School District, Series 2023,
GO, 5.00%, 08/01/31 (PSF) .......... 55 61,930
Lamar Consolidated Independent School District
Series 2024 , GO , 5.00% , 02/15/31 ( PSF ) . 20 22,349
Series 2021A , GO , 5.00% , 02/15/32 ( PSF ) 60 66,969
Leander Independent School District
Series 2022 , GO , 5.00% , 08/15/32 ( PSF ) . 25 28,168
Series 2021A , GO , 3.00% , 08/15/34 ( PSF ) 115 114,682
Lone Star College System, Series 2021A, GO,
3.00%, 02/15/35 ................. 35 34,384
Lower Colorado River Authority
Series 2019A , RB , 5.00% , 05/15/31 ..... 60 64,594
Series 2023A , RB , 5.00% , 05/15/31 ..... 50 55,849
Series 2022 , RB , 5.00% , 05/15/34 ...... 90 99,380
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/31
(a)
.... 160 136,391
Series 2023B , RB , 5.00% , 01/01/31 ..... 10 11,094
Port Authority of Houston of Harris County
Texas, Series 2021, RB, 5.00%, 10/01/31 . 20 22,527
San Antonio Independent School District, Series
2022, GO, 5.00%, 08/15/31 (PSF) ...... 20 22,558
San Antonio Water System, Series 2022B, RB,
5.00%, 05/15/31 ................. 20 22,471
Spring Branch Independent School District
Series 2020 , GO , 5.00% , 02/01/31 ( PSF ) . 15 16,758
Series 2022 , GO , 5.00% , 02/01/31 ( PSF ) . 60 67,032
State of Texas
Series 2022A , GO , 5.00% , 08/01/31 ..... 65 73,576
Series 2024 , GO , 5.00% , 10/01/31 ...... 25 28,349
Texas A&M University, Series 2022, RB,
5.00%, 05/15/31 ................. 130 146,368
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/31 .............. 145 162,638
Texas Water Development Board
Series 2019A , RB , 5.00% , 04/15/31 ..... 15 16,377
Series 2021 , RB , 5.00% , 08/01/34 ...... 145 161,970
Trinity River Authority Central Regional
Wastewater System, Series 2020, RB,
3.00%, 08/01/31 ................. 50 50,418
Trinity River Authority Mountain Creek Regional
Wastewater System, Series 2022, RB,
5.00%, 08/01/31 ................. 25 28,093
Tyler Independent School District, Series 2022,
GO, 5.00%, 02/15/33 (PSF) .......... 70 77,880
University of Houston, Series 2022A, RB,
5.00%, 02/15/31 ................. 65 72,441
4,193,625
Utah — 1.2%
Central Valley Water Reclamation Facility
Series 2021C , RB , 5.00% , 03/01/31 ..... 25 28,038
Series 2021C , RB , 4.00% , 03/01/35 ..... 25 26,202
Security
Par (000)
Par (000) Value
Utah (continued)
County of Utah, Series 2019, RB,
5.00%, 12/01/31 ................. USD 45 $ 49,152
Davis School District, Series 2020, GO,
4.00%, 06/01/31 (GTD) ............. 20 20,972
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/32 ..... 35 38,931
Series 2022A , RB , 5.00% , 07/01/34 ..... 25 27,589
University of Utah (The), Series 2022B, RB,
5.00%, 08/01/31 ................. 170 191,837
382,721
Vermont — 0.1%
Vermont Municipal Bond Bank, Series 2023-3,
RB, 5.00%, 12/01/33 .............. 40 44,905
Virginia — 2.2%
City of Harrisonburg, Series 2021A, GO,
5.00%, 07/15/31 (SAW) ............ 75 84,976
City of Virginia Beach, Series 2021A, GO,
3.00%, 09/01/34 (SAW) ............ 15 15,022
County of Fairfax
Series 2023A , GO , 4.00% , 10/01/31 ( SAW ) 55 59,395
Series 2020A , GO , 5.00% , 10/01/31 ( SAW ) 15 16,621
Series 2021A , GO , 2.00% , 10/01/33 ( SAW ) 60 53,462
Series 2021A , RB , 5.00% , 07/15/35 ..... 25 28,010
County of Loudoun
Series 2021A , GO , 4.00% , 12/01/31 ( SAW ) 65 69,578
Series 2020A , GO , 5.00% , 12/01/31 ( SAW ) 75 82,405
Loudoun County Sanitation Authority, Series
2021, RB, 4.00%, 01/01/32 .......... 100 107,419
Virginia College Building Authority
Series 2019A , RB , 5.00% , 02/01/31 ..... 20 21,549
Series 2023A , RB , 5.00% , 02/01/31 ..... 20 22,441
Virginia Public Building Authority, Series 2020A,
RB, 5.00%, 08/01/31 .............. 65 72,154
Virginia Public School Authority
Series 2021C , RB , 5.00% , 08/01/31 ( SAW ) 20 22,656
Series 2021A , RB , 3.00% , 08/01/33 ( SAW ) 40 39,888
Series 2021A , RB , 2.00% , 08/01/35 ( SAW ) 20 17,235
712,811
Washington — 5.0%
Central Puget Sound Regional Transit Authority
Series 2021S1 , RB , 5.00% , 11/01/31 .... 15 17,115
Series 2024S-1 , RB , 5.00% , 11/01/33 .... 80 90,366
City of Bellevue, Series 2022, GO,
4.00%, 12/01/32 ................. 35 37,448
City of Seattle, Series 2021, RB,
4.00%, 09/01/32 ................. 110 118,146
City of Tacoma
Series 2023 , GO , 5.00% , 12/01/31 ...... 80 91,018
Series 2022 , RB , 4.00% , 12/01/34 ...... 25 26,488
Series 2022 , RB , 4.00% , 12/01/35 ...... 20 20,996
Clark County School District No. 114 Evergreen,
Series 2019, GO, 5.00%, 12/01/31 (GTD) . 75 81,271
Clark County School District No. 37 Vancouver,
Series 2019, GO, 5.00%, 12/01/31 (GTD) . 50 54,002
County of King
Series 2019 , GO , 5.00% , 01/01/31 ...... 55 59,086
Series 2021A , GO , 5.00% , 01/01/32 ..... 65 73,475
Energy Northwest, Series 2024A, RB,
5.00%, 07/01/31 ................. 20 22,611
King & Snohomish Counties School District
No. 417 Northshore, Series 2022, GO,
5.00%, 12/01/31 (GTD) ............. 110 124,884

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
Schedules of Investments
91
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Washington (continued)
King County School District No. 403 Renton,
Series 2023, GO, 5.00%, 12/01/31 (GTD) . USD 20 $ 22,754
King County School District No. 405 Bellevue,
Series 2022, GO, 5.00%, 12/01/31 (GTD) . 10 11,407
King County School District No. 411 Issaquah,
Series 2019, GO, 5.00%, 12/01/31 (GTD) . 20 21,686
Pierce County School District No. 401 Peninsula,
Series 2020, GO, 5.00%, 12/01/31 (GTD) . 75 83,233
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/31 ..... 75 84,852
Series 2021B , RB , 5.00% , 06/01/32 ..... 80 89,908
Series 2021B , RB , 5.00% , 06/01/34 ..... 90 100,234
Snohomish County Public Utility District No.
1 Electric System, Series 2025A, RB,
5.00%, 12/01/31 ................. 20 22,730
State of Washington
Series R-2025B , GO , 5.00% , 07/01/31 ... 200 226,113
Series R-2024C , GO , 5.00% , 08/01/31 ... 80 90,582
Series 2021D , GO , 4.00% , 06/01/33 ..... 15 15,983
Series 2021C , GO , 5.00% , 02/01/34 ..... 25 27,830
University of Washington, Series 2024A, RB,
5.00%, 04/01/31 ................. 10 11,234
1,625,452
West Virginia — 0.3%
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/34 .............. 85 94,503
Wisconsin — 1.1%
Milwaukee Metropolitan Sewerage District,
Series 2022A, GO, 5.00%, 10/01/31 ..... 30 33,361
State of Wisconsin
Series 2021-1 , GO , 5.00% , 05/01/31 ..... 95 105,137
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2024A , GO , 5.00% , 05/01/31 ..... USD 20 $ 22,572
Series 2024C , GO , 5.00% , 05/01/31 ..... 20 22,572
Series 2022A , GO , 5.00% , 05/01/34 ..... 20 22,391
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 4.00%, 06/01/31 . 25 26,621
Wisconsin Department of Transportation, Series
2024-2, RB, 5.00%, 07/01/31 ......... 95 107,763
340,417
Total Long-Term Investments — 98 .8%
(Cost: $ 31,529,024 ) ............................... 31,954,680
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.01%
(c) (d)
......... 6,158 6,159
Total Short-Term Securities — 0.0%
(Cost: $ 6,159 ) .................................. 6,159
Total Investments — 98 .8%
(Cost: $ 31,535,183 ) ............................... 31,960,839
Other Assets Less Liabilities — 1.2% .................... 402,154
Net Assets — 100.0% ...............................
$ 32,362,993
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ — $ 6,172
(b)
$ — $ (13) $ — $ 6,159 6,158 $ 801 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

2025
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
92
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 31,954,680 $ — $ 31,954,680
Short-Term Securities
Money Market Funds ...................................... 6,159 — — 6,159
$ 6,159 $ 31,954,680 $ — $ 31,960,839

Statements of Assets and Liabilities
October 31, 2025
93
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Dec 2025 Term
Muni Bond ETF
iShares iBonds
Dec 2026 Term
Muni Bond ETF
iShares iBonds
Dec 2027 Term
Muni Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 381,628,880 $ 501,487,787 $ 560,926,965
Investments, at value — affiliated
(b)
............................................................ 166,487 616,091 569,632
Cash ............................................................................... 4 — —
Receivables: – – –
Dividends — affiliated ................................................................... 9,782 1,998 1,935
Interest — unaffiliated ................................................................... 2,761,753 6,966,659 7,891,773
Total a ssets ...........................................................................
384,566,906 509,072,535 569,390,305
LIABILITIES
Payables: – – –
Investments purchased .................................................................. — 269,803 1,044,205
Capital shares redeemed ................................................................. 1,339,749 — —
Investment advisory fees ................................................................. 58,823 78,584 86,659
Total li abilities ..........................................................................
1,398,572 348,387 1,130,864
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 383,168,334 $ 508,724,148 $ 568,259,441
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 382,505,957 $ 509,729,743 $ 567,018,459
Accumulated earnings (loss) ................................................................ 662,377 (1,005,595) 1,240,982
NET ASSETS ..........................................................................
$ 383,168,334 $ 508,724,148 $ 568,259,441
NET ASSET VALUE
Shares outstanding ......................................................................
14,300,000 19,850,000 22,400,000
Net asset value .........................................................................
$ 26.79 $ 25.63 $ 25.37
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 381,655,851 $ 501,984,210 $ 560,266,549
(b)
  Investments, at cost — affiliated ....................................................... $ 166,487 $ 616,091 $ 569,632

Statements of Assets and Liabilities
(continued)
October 31, 2025
2025
iShares Annual Financial Statements and Additional Information
94
See notes to financial statements.
iShares iBonds
Dec 2028 Term
Muni Bond ETF
iShares iBonds
Dec 2029 Term
Muni Bond ETF
iShares iBonds
Dec 2031 Term
Muni Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 514,563,001 $ 305,098,710 $ 31,954,680
Investments, at value — affiliated
(b)
............................................................ 224,807 306,632 6,159
Receivables: – – –
Capital shares sold ..................................................................... 1,276,467 2,541,231 —
Dividends — affiliated ................................................................... 818 954 333
Interest — unaffiliated ................................................................... 6,771,102 3,930,214 406,479
Total a ssets ...........................................................................
522,836,195 311,877,741 32,367,651
LIABILITIES
Payables: – – –
Investments purchased .................................................................. 1,200,770 3,376,686 —
Investment advisory fees ................................................................. 78,970 46,092 4,658
Total li abilities ..........................................................................
1,279,740 3,422,778 4,658
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 521,556,455 $ 308,454,963 $ 32,362,993
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 519,678,423 $ 305,230,462 $ 31,868,987
Accumulated earnings .................................................................... 1,878,032 3,224,501 494,006
NET ASSETS ..........................................................................
$ 521,556,455 $ 308,454,963 $ 32,362,993
NET ASSET VALUE
Shares outstanding ......................................................................
20,450,000 12,150,000 1,250,000
Net asset value .........................................................................
$ 25.50 $ 25.39 $ 25.89
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 513,502,824 $ 302,540,387 $ 31,529,024
(b)
  Investments, at cost — affiliated ....................................................... $ 224,807 $ 306,632 $ 6,159

Statements of Operations
Year Ended October 31, 2025
95
Statements of Operations
iShares iBonds
Dec 2025 Term
Muni Bond ETF
iShares iBonds
Dec 2026 Term
Muni Bond ETF
iShares iBonds
Dec 2027 Term
Muni Bond ETF
INVESTMENT INCOME – – –
Dividends — affiliated .............................................................. $ 135,908 $ 21,975 $ 28,001
Interest — unaffiliated .............................................................. 10,325,754 12,945,058 13,998,883
Total investment income ..............................................................
10,461,662 12,967,033 14,026,884
EXPENSES
Investment advisory ............................................................... 816,582 921,739 950,741
Interest expense ................................................................. 791 136 180
Total e xpenses ....................................................................
817,373 921,875 950,921
Less: – – –
Investment advisory fees waived ...................................................... (5,743) (627) (992)
Total ex penses after fees waived ........................................................
811,630 921,248 949,929
Net investment income ...............................................................
9,650,032 12,045,785 13,076,955
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,818,593 $ 2,708,981 $ 2,664,005
Net realized gain (loss) from:
Investments — unaffiliated ........................................................ $ 158 $ (155,109) $ (65,089)
Investments — affiliated .......................................................... 314 (61) 105
In-kind redemptions — unaffiliated
(a)
.................................................. — (74,210) —
472 (229,380) (64,984)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................ 2,818,121 2,938,361 2,728,989
Net realized and unrealized gain ........................................................
2,818,593 2,708,981 2,664,005
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 12,468,625 $ 14,754,766 $ 15,740,960
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended October 31, 2025
2025
iShares Annual Financial Statements and Additional Information
96
iShares iBonds
Dec 2028 Term
Muni Bond ETF
iShares iBonds
Dec 2029 Term
Muni Bond ETF
iShares iBonds
Dec 2031 Term
Muni Bond ETF
(a)
INVESTMENT INCOME – – –
Dividends — affiliated .............................................................. $ 17,382 $ 19,661 $ 801
Interest — unaffiliated .............................................................. 11,710,570 6,493,699 229,150
Total investment income ..............................................................
11,727,952 6,513,360 229,951
EXPENSES
Investment advisory ............................................................... 793,685 411,846 13,878
Total e xpenses ....................................................................
793,685 411,846 13,878
Less: – – –
Investment advisory fees waived ...................................................... (446) (727) (44)
Total ex penses after fees waived ........................................................
793,239 411,119 13,834
Net investment income ...............................................................
10,934,713 6,102,241 216,117
REALIZED AND UNREALIZED GAIN (LOSS) $ 3,566,037 $ 3,063,523 $ 425,537
Net realized gain (loss) from:
Investments — unaffiliated ........................................................ $ 54,494 $ 961 $ (106)
Investments — affiliated .......................................................... (104) (83) (13)
54,390 878 (119)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................ 3,511,647 3,062,644 425,656
Net realized and unrealized gain ........................................................
3,566,037 3,063,522 425,537
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 14,500,750 $ 9,165,763 $ 641,654
(a)
For the period from March 25, 2025 (commencement of operations) to October 31, 2025.
See notes to financial statements.

Statements of Changes in Net Assets
97
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2025 Term Muni Bond ETF iShares iBonds Dec 2026 Term Muni Bond ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 9,650,032 $ 10,643,270 $ 12,045,785 $ 9,433,678
Net realized gain (loss) ............................................ 472 (1,058,320) (229,380) (506,546)
Net change in unrealized appreciation (depreciation) ........................ 2,818,121 11,746,132 2,938,361 10,465,969
Net increase in net assets resulting from operations ...........................
12,468,625 21,331,082 14,754,766 19,393,101
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(9,708,314) (10,621,010) (11,907,280) (8,988,522)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(106,953,781) (45,406,202) 12,682,299 159,556,731
NET ASSETS
Total increase (decrease) in net assets ................................... (104,193,470) (34,696,130) 15,529,785 169,961,310
Beginning of year ..................................................
487,361,804 522,057,934 493,194,363 323,233,053
End of year ......................................................
$ 383,168,334 $ 487,361,804 $ 508,724,148 $ 493,194,363
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
iShares Annual Financial Statements and Additional Information
98
See notes to financial statements.
iShares iBonds Dec 2027 Term Muni Bond ETF iShares iBonds Dec 2028 Term Muni Bond ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 13,076,955 $ 9,742,985 $ 10,934,713 $ 7,313,724
Net realized gain (loss) ............................................ (64,984) (309,807) 54,390 (278,776)
Net change in unrealized appreciation (depreciation) ........................ 2,728,989 10,576,797 3,511,647 9,265,771
Net increase in net assets resulting from operations ...........................
15,740,960 20,009,975 14,500,750 16,300,719
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(12,834,767) (9,327,047) (10,588,906) (6,981,509)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
85,842,219 170,037,041 146,013,069 134,047,117
NET ASSETS
Total increase in net assets ........................................... 88,748,412 180,719,969 149,924,913 143,366,327
Beginning of year ..................................................
479,511,029 298,791,060 371,631,542 228,265,215
End of year ......................................................
$ 568,259,441 $ 479,511,029 $ 521,556,455 $ 371,631,542
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
99
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2029 Term Muni Bond ETF
iShares iBonds Dec
2031 Term Muni Bond
ETF
Year Ended
10/31/25
Year Ended
10/31/24
Period from
03/25/25
(a)
to 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 6,102,241 $ 2,314,804 $ 216,117
Net realized gain (loss) ............................................................. 878 (2,909) (119)
Net change in unrealized appreciation (depreciation) ......................................... 3,062,644 (237,060) 425,656
Net increase in net assets resulting from operations ............................................
9,165,763 2,074,835 641,654
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(5,741,223) (2,021,550) (147,648)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase in net assets derived from capital share transactions ..................................
158,383,013 139,485,060 31,868,987
NET ASSETS
Total increase in net assets ............................................................ 161,807,553 139,538,345 32,362,993
Beginning of period .................................................................
146,647,410 7,109,065 —
End of period .....................................................................
$ 308,454,963 $ 146,647,410 $ 32,362,993
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
100
iShares iBonds Dec 2025 Term Muni Bond ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ..............................
$ 26.63  $ 26.10  $ 25.89  $ 27.86  $ 28.00
Net investment income
(a)
.....................................
0 .57  0 .53  0 .44  0 .25  0 .20
Net realized and unrealized gain (loss)
(b)
...........................
0.16  0.53  0.18  (2.00) (0.13)
Net increase (decrease) from investment operations .................... 0.73  1.06  0.62  (1.75) 0.07
Distributions from net investment income
(c)
........................ (0.57) (0.53) (0.41) (0.22) (0.21)
Net asset value, end of year ................................... $ 26.79  $ 26.63  $ 26.10  $ 25.89  $ 27.86
Total Return
(d)
Based on net asset value ...................................... 2.77% 4.09% 2.41% (6.31)% 0.23%
Ratios to Average Net Assets
(e)
Total expen ses .............................................
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived .................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ........................................
2.13% 2.01% 1.67% 0.93% 0.73%
Supplemental Data
Net assets, end of year (000) .................................... $ 383,168  $ 487,362  $ 522,058  $ 312,012  $ 182,490
Portfolio turnover rate
(f)
........................................ 0%
(g)
0%
(g)
1% 0% 0%
(g)
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
(g)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
101
Financial Highlights
iShares iBonds Dec 2026 Term Muni Bond ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .................................
$ 25.49  $ 24.77  $ 24.57  $ 26.78  $ 26.81
Net investment income
(a)
........................................
0 .60  0 .54  0 .40  0 .21  0 .18
Net realized and unrealized gain (loss)
(b)
..............................
0.14  0.70  0.18  (2.23) (0.03)
Net increase (decrease) from investment operations ....................... 0.74  1.24  0.58  (2.02) 0.15
Distributions from net investment income
(c)
........................... (0.60) (0.52) (0.38) (0.19) (0.18)
Net asset value, end of year ...................................... $ 25.63  $ 25.49  $ 24.77  $ 24.57  $ 26.78
Total Return
(d)
Based on net asset value ......................................... 2.92% 5.04% 2.34% (7.55)% 0.54%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived ....................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ...........................................
2.35% 2.13% 1.60% 0.83% 0.66%
Supplemental Data
Net assets, end of year (000) ....................................... $ 508,724  $ 493,194  $ 323,233  $ 211,333  $ 123,202
Portfolio turnover rate
(f)
........................................... 11% 5% 5% 2% 2%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
102
iShares iBonds Dec 2027 Term Muni Bond ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ................................
$ 25.24  $ 24.39  $ 24.31  $ 26.87  $ 26.92
Net investment income
(a)
.......................................
0 .63  0 .59  0 .52  0 .32  0 .24
Net realized and unrealized gain (loss)
(b)
.............................
0.12  0.84  0.05  (2.62) (0.05)
Net increase (decrease) from investment operations ...................... 0.75  1.43  0.57  (2.30) 0.19
Distributions from net investment income
(c)
.......................... (0.62) (0.58) (0.49) (0.26) (0.24)
Net asset value, end of year ..................................... $ 25.37  $ 25.24  $ 24.39  $ 24.31  $ 26.87
Total Return
(d)
Based on net asset value ........................................ 3.01% 5.87% 2.34% (8.60)% 0.72%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived ...................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ..........................................
2.48% 2.35% 2.06% 1.26% 0.89%
Supplemental Data
Net assets, end of year (000) ...................................... $ 568,259  $ 479,511  $ 298,791  $ 172,573  $ 61,802
Portfolio turnover rate
(f)
.......................................... 7% 3% 3% 0% 0%
(g)
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
(g)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
103
Financial Highlights
iShares iBonds Dec 2028 Term Muni Bond ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ................................
$ 25.28  $ 24.28  $ 24.14  $ 27.07  $ 27.12
Net investment income
(a)
.......................................
0 .63  0 .59  0 .49  0 .30  0 .30
Net realized and unrealized gain (loss)
(b)
.............................
0.21  0.98  0.10  (2.94) (0.05)
Net increase (decrease) from investment operations ...................... 0.84  1.57  0.59  (2.64) 0.25
Distributions from net investment income
(c)
.......................... (0.62) (0.57) (0.45) (0.29) (0.30)
Net asset value, end of year ..................................... $ 25.50  $ 25.28  $ 24.28  $ 24.14  $ 27.07
Total Return
(d)
Based on net asset value ........................................ 3.36% 6.51% 2.43% (9.82)% 0.90%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived ...................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ..........................................
2.48% 2.34% 1.95% 1.18% 1.08%
Supplemental Data
Net assets, end of year (000) ...................................... $ 521,556  $ 371,632  $ 228,265  $ 97,758  $ 71,733
Portfolio turnover rate
(f)
.......................................... 3% 3% 0%
(g)
0% 0%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
(g)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
104
iShares iBonds Dec 2029 Term Muni Bond ETF
Year Ended
10/31/25
Year Ended
10/31/24
Period from
05/09/23
(a)
to 10/31/23
Net asset value, beginning of period ...........................................................
$ 25.07  $ 23.70  $ 25.00
Net investment income
(b)
...................................................................
0 .67  0 .66  0 .29
Net realized and unrealized gain (loss)
(c)
.........................................................
0.30  1.32  (1.39)
Net increase (decrease) from investment operations .................................................. 0.97  1.98  (1.10)
Distributions from net investment income
(d)
...................................................... (0.65) (0.61) (0.20)
Net asset value, end of period ................................................................ $ 25.39  $ 25.07  $ 23.70
Total Return
(e)
Based on net asset value .................................................................... 3.90% 8.38% (4.45)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................................................................
0.18% 0.18% 0.18%
(h)
Total expenses after fees waived ...............................................................
0.18% 0.18% 0.18%
(h)
Net investment income ......................................................................
2.67% 2.63% 2.47%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 308,455  $ 146,647  $ 7,109
Portfolio turnover rate
(i)
...................................................................... 1% 0%
(j)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
105
Financial Highlights
iShares iBonds
Dec 2031 Term
Muni Bond ETF
Period from
03/25/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................................
$ 25.00
Net investment income
(b)
................................................................................................
0 .43
Net realized and unrealized gain
(c)
..........................................................................................
0.76
Net increase from investment operations ....................................................................................... 1.19
Distributions from net investment income
(d)
................................................................................... (0.30)
Net asset value, end of period ............................................................................................. $ 25.89
Total Return
(e)
Based on net asset value ................................................................................................. 4.79%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................................................
0.18%
(h)
Total expenses after fees waived . ............................................................................................
0.18%
(h)
Net investment income ...................................................................................................
2.80%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................................. $ 32,363
Portfolio turnover rate
(i)
................................................................................................... 0%
(j)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Notes to Financial Statements
2025
iShares Annual Financial Statements and Additional Information
106
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
iBonds Dec 2025 Term Muni Bond ......................................................................................... Diversified
iBonds Dec 2026 Term Muni Bond ......................................................................................... Diversified
iBonds Dec 2027 Term Muni Bond ......................................................................................... Diversified
iBonds Dec 2028 Term Muni Bond ......................................................................................... Diversified
iBonds Dec 2029 Term Muni Bond ......................................................................................... Non-Diversified
iBonds Dec 2031 Term Muni Bond
(a)
........................................................................................ Non-Diversified
(a)
The Fund commenced operations on March 25, 2025.

Notes to Financial Statements
(continued)
107
Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
Effective July 22, 2025, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
108
These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended October 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended October 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the period ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended October 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts Waived
iBonds Dec 2025 Term Muni Bond ......................................................................................... $ 5,743
iBonds Dec 2026 Term Muni Bond ......................................................................................... 627
iBonds Dec 2027 Term Muni Bond ......................................................................................... 992
iBonds Dec 2028 Term Muni Bond ......................................................................................... 446
iBonds Dec 2029 Term Muni Bond ......................................................................................... 727
iBonds Dec 2031 Term Muni Bond ......................................................................................... 44
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
iBonds Dec 2025 Term Muni Bond .......................................................... $ 59,180,001 $ 54,584,776 $ —
iShares ETF Purchases Sales
iBonds Dec 2025 Term Muni Bond .......................................................................... $ 443,587 $ 396,723,049
iBonds Dec 2026 Term Muni Bond .......................................................................... 71,453,255 52,525,342
iBonds Dec 2027 Term Muni Bond .......................................................................... 128,309,397 34,816,150
iBonds Dec 2028 Term Muni Bond .......................................................................... 164,908,415 14,552,413
iBonds Dec 2029 Term Muni Bond .......................................................................... 163,446,619 2,879,868
iBonds Dec 2031 Term Muni Bond .......................................................................... 31,648,488 22,765
iShares ETF
In-kind
Sales
iBonds Dec 2026 Term Muni Bond .......................................................................................... $ 14,025,927

Notes to Financial Statements
(continued)
109
Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
iBonds Dec 2026 Term Muni Bond ............................................................... $ (74,210) $ 74,210
—
iShares ETF
Year Ended
10/31/25
Year Ended
10/31/24
iBonds Dec 2025 Term Muni Bond
Tax-exempt income ................................................................................... $ 9,691,217 $ 10,595,670
Ordinary income ...................................................................................... 17,097 25,340
$ 9,708,314 $ 10,621,010
iBonds Dec 2026 Term Muni Bond
Tax-exempt income ................................................................................... $ 11,897,269 $ 8,987,851
Ordinary income ...................................................................................... 10,011 671
$ 11,907,280 $ 8,988,522
iBonds Dec 2027 Term Muni Bond
Tax-exempt income ................................................................................... $ 12,814,695 $ 9,324,723
Ordinary income ...................................................................................... 20,072 2,324
$ 12,834,767 $ 9,327,047
iBonds Dec 2028 Term Muni Bond
Tax-exempt income ................................................................................... $ 10,489,628 $ 6,980,963
Ordinary income ...................................................................................... 99,278 546
$ 10,588,906 $ 6,981,509
iBonds Dec 2029 Term Muni Bond
Tax-exempt income ................................................................................... $ 5,719,790 $ 2,014,787
Ordinary income ...................................................................................... 21,433 6,763
$ 5,741,223 $ 2,021,550
iShares ETF
Period from
03/25/25
(a)
to
10/31/25
iBonds Dec 2031 Term Muni Bond
Tax-exempt income ...................................................................................................... $ 145,618
Ordinary income ........................................................................................................ 2,030
$ 147,648
(a)
Commencement of operations.
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
iBonds Dec 2025 Term Muni Bond ............................................. $ 747,945 $ (58,201) $ (27,367) $ 662,377
iBonds Dec 2026 Term Muni Bond ............................................. 1,043,987 (1,553,159) (496,423) (1,005,595)
iBonds Dec 2027 Term Muni Bond ............................................. 1,183,388 (595,995) 653,589 1,240,982
iBonds Dec 2028 Term Muni Bond ............................................. 1,065,920 (248,065) 1,060,177 1,878,032
iBonds Dec 2029 Term Muni Bond ............................................. 668,211 (2,033) 2,558,323 3,224,501
iBonds Dec 2031 Term Muni Bond ............................................. 68,469 (119) 425,656 494,006

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
110
For the year ended October 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
iShares ETF Utilized
iBonds Dec 2025 Term Muni Bond ......................................................................................... $ 471
iBonds Dec 2028 Term Muni Bond ......................................................................................... 54,390
iBonds Dec 2029 Term Muni Bond ......................................................................................... 878
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds Dec 2025 Term Muni Bond ...................................... $ 381,822,734 $ 1,370 $ (28,737) $ (27,367)
iBonds Dec 2026 Term Muni Bond ...................................... 502,600,301 528,822 (1,025,245) (496,423)
iBonds Dec 2027 Term Muni Bond ...................................... 560,843,009 1,802,876 (1,149,288) 653,588
iBonds Dec 2028 Term Muni Bond ...................................... 513,727,631 2,617,154 (1,556,977) 1,060,177
iBonds Dec 2029 Term Muni Bond ...................................... 302,847,019 2,730,694 (172,371) 2,558,323
iBonds Dec 2031 Term Muni Bond ...................................... 31,535,183 433,411 (7,755) 425,656

Notes to Financial Statements
(continued)
111
Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Planned Fund Liquidation: In accordance with its prospectus and its investment objective, the iShares iBonds Dec 2025 Term Muni Bond ETF ceased trading after the close of business on  December 1, 2025 , when all of the bonds included in the Fund’s underlying index matured. Proceeds of the liquidation were sent to shareholders on
December 4, 2025 .
Year Ended
10/31/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
iBonds Dec 2025 Term Muni Bond
Shares sold 450,000 $ 12,022,872 1,550,000 $ 40,812,308
Shares redeemed
(4,450,000) (118,976,653) (3,250,000) (86,218,510)
(4,000,000) $ (106,953,781) (1,700,000) $ (45,406,202)
iBonds Dec 2026 Term Muni Bond
Shares sold 1,750,000 $ 44,709,543 6,300,000 $ 159,556,731
Shares redeemed
(1,250,000) (32,027,244) — —
500,000 $ 12,682,299 6,300,000 $ 159,556,731
iBonds Dec 2027 Term Muni Bond
Shares sold 3,400,000 $ 85,842,219 6,750,000 $ 170,037,041
iBonds Dec 2028 Term Muni Bond
Shares sold 5,750,000 $ 146,013,069 5,300,000 $ 134,047,117
iBonds Dec 2029 Term Muni Bond
Shares sold 6,300,000 $ 158,383,013 5,550,000 $ 139,485,060
Period Ended
10/31/25
iShares ETF Shares Amount
iBonds Dec 2031 Term Muni Bond
(a)
Shares sold .......................................................................... 1,250,000 $ 31,868,987
(a)
The Fund commenced operations on March 25, 2025.

Report of Independent Registered Public Accounting Firm
2025
iShares Annual Financial Statements and Additional Information
112
To the Board of Trustees of
iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(1)
Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for each of the two years in the period ended October 31, 2025
(2)
Statement of operations and statement of changes in net assets for the period March 25, 2025 (commencement of operations) through October 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares iBonds Dec 2025 Term Muni Bond ETF
(1)
iShares iBonds Dec 2026 Term Muni Bond ETF
(1)
iShares iBonds Dec 2027 Term Muni Bond ETF
(1)
iShares iBonds Dec 2028 Term Muni Bond ETF
(1)
iShares iBonds Dec 2029 Term Muni Bond ETF
(1)
iShares iBonds Dec 2031 Term Muni Bond ETF
(2)

Important Tax Information
(unaudited)
113
Important Tax Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended October 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended October 31, 2025:
iShares ETF Interest Dividends
iBonds Dec 2025 Term Muni Bond ....................................................................................... $ 17,097
iBonds Dec 2026 Term Muni Bond ....................................................................................... 10,011
iBonds Dec 2027 Term Muni Bond ....................................................................................... 20,072
iBonds Dec 2028 Term Muni Bond ....................................................................................... 99,278
iBonds Dec 2029 Term Muni Bond ....................................................................................... 21,433
iBonds Dec 2031 Term Muni Bond ....................................................................................... 2,030
iShares ETF
Interest-Related
Dividends
iBonds Dec 2025 Term Muni Bond ....................................................................................... $ 17,097
iBonds Dec 2026 Term Muni Bond ....................................................................................... 10,011
iBonds Dec 2027 Term Muni Bond ....................................................................................... 20,072
iBonds Dec 2028 Term Muni Bond ....................................................................................... 99,278
iBonds Dec 2029 Term Muni Bond ....................................................................................... 21,433
iBonds Dec 2031 Term Muni Bond ....................................................................................... 2,030

Additional Information
2025
iShares Annual Financial Statements and Additional Information
114
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
115
Board Review and Approval of Investment Advisory Contract
iShares iBonds Dec 2025 Term Muni Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Annual Financial Statements and Additional Information
116
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: Th
e
Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
117
Board Review and Approval of Investment Advisory Contract
Conclusio n
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares iBonds Dec 2026 Term Muni Bond ETF, iShares iBonds Dec 2027 Term Muni Bond ETF, iShares iBonds Dec 2028 Term Muni Bond ETF, iShares iBonds
Dec 2029 Term Muni Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December
31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Annual Financial Statements and Additional Information
118
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the

Board Review and Approval of Investment Advisory Contract
(continued)
119
Board Review and Approval of Investment Advisory Contract
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2025
iShares Annual Financial Statements and Additional Information
120
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
COP Certificates of Participation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LIQ Liquidity Agreement
LOC Letter of Credit
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SBPA Standby Bond Purchase Agreement
SCH BD RES FD School Board Resolution Fund
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

OCTOBER 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares iBonds Dec 2025 Term Treasury ETF | IBTF | NASDAQ
iShares iBonds Dec 2026 Term Treasury ETF | IBTG | NASDAQ
iShares iBonds Dec 2027 Term Treasury ETF | IBTH | NASDAQ
iShares iBonds Dec 2028 Term Treasury ETF | IBTI | NASDAQ
iShares iBonds Dec 2029 Term Treasury ETF | IBTJ | NASDAQ
iShares iBonds Dec 2030 Term Treasury ETF | IBTK | NASDAQ
iShares iBonds Dec 2031 Term Treasury ETF | IBTL | NASDAQ
iShares iBonds Dec 2032 Term Treasury ETF | IBTM | NASDAQ
iShares iBonds Dec 2033 Term Treasury ETF | IBTO | NASDAQ
iShares iBonds Dec 2035 Term Treasury ETF | IBTQ | NASDAQ
iShares iBonds Dec 2045 Term Treasury ETF | IBGB | NASDAQ
iShares iBonds Dec 2055 Term Treasury ETF | IBGL | NASDAQ

Page
2

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2025 Term Treasury ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
2.25% , 11/15/25 ................... USD 395,000 $ 394,770,924
4.50% , 11/15/25 ................... 272,208 272,245,978
0.38% , 11/30/25 ................... 323,191 322,322,173
2.88% , 11/30/25 ................... 136,815 136,694,651
4.88% , 11/30/25 ................... 324,497 324,679,983
4.00% , 12/15/25 ................... 272,612 272,617,241
Total Long-Term Investments — 98 .2%
(Cost: $ 1,723,132,150 ) ............................ 1,723,330,950
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 38.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 667,770,510 $ 667,770,509
Total Short-Term Securities — 38 .1%
(Cost: $ 667,770,509 ) .............................. 667,770,509
Total Investments — 136 .3%
(Cost: $ 2,390,902,659 ) ............................ 2,391,101,459
Liabilities in Excess of Other Assets — (36.3) % ............ (636,486,172)
Net Assets — 100.0% ...............................
$ 1,754,615,287
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 279,169,795 $ 388,600,714
(a)
$ — $ — $ — $ 667,770,509 667,770,510 $ 4,942,158
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 1,723,330,950 $ — $ 1,723,330,950
Short-Term Securities
Money Market Funds ...................................... 667,770,509 — — 667,770,509
$ 667,770,509 $ 1,723,330,950 $ — $ 2,391,101,459

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Treasury ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
3.88% , 01/15/26 ................... USD 28,554 $ 28,550,096
0.38% , 01/31/26 ................... 63,630 63,090,736
2.63% , 01/31/26 ................... 14,359 14,314,309
4.25% , 01/31/26 - 11/30/26 ............ 100,998 101,332,459
1.63% , 02/15/26
(a)
.................. 36,123 35,889,922
4.00% , 02/15/26 ................... 39,741 39,748,852
0.50% , 02/28/26 ................... 59,340 58,690,187
2.50% , 02/28/26 ................... 15,399 15,330,746
4.63% , 02/28/26 - 11/15/26 ............ 262,275 263,702,975
0.75% , 03/31/26 - 08/31/26 ............ 259,385 254,927,210
2.25% , 03/31/26 ................... 40,649 40,394,944
4.50% , 03/31/26 - 07/15/26 ............ 97,614 97,935,067
3.75% , 04/15/26 - 08/31/26 ............ 82,973 82,950,550
2.38% , 04/30/26 ................... 9,362 9,295,997
4.88% , 04/30/26
(a)
.................. 55,455 55,729,776
1.63% , 05/15/26 - 11/30/26 ............ 112,627 110,800,654
3.63% , 05/15/26 ................... 24,358 24,333,599
2.13% , 05/31/26 ................... 13,049 12,924,145
4.88% , 05/31/26 ................... 53,922 54,242,689
4.13% , 06/15/26 - 10/31/26 ............ 84,021 84,289,580
0.88% , 06/30/26 - 09/30/26 ............ 106,812 104,506,771
1.88% , 06/30/26 - 07/31/26 ............ 42,691 42,119,758
0.63% , 07/31/26 ................... 40,218 39,296,107
4.38% , 07/31/26 - 12/15/26 ............ 141,290 142,008,713
1.50% , 08/15/26 ................... 63,023 61,925,842
1.38% , 08/31/26 ................... 30,204 29,623,909
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.50% , 09/30/26 ................... USD 55,240 $ 55,111,958
1.13% , 10/31/26 ................... 61,913 60,348,148
2.00% , 11/15/26 ................... 59,750 58,704,810
1.25% , 11/30/26 ................... 63,032 61,408,976
Total Long-Term Investments — 99 .0%
(Cost: $ 2,097,414,998 ) ............................ 2,103,529,485
Shares
Shares
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(b) (c) (d)
................. 42,656,845 42,656,845
Total Short-Term Securities — 2 .0%
(Cost: $ 42,656,845 ) ............................... 42,656,845
Total Investments — 101 .0%
(Cost: $ 2,140,071,843 ) ............................ 2,146,186,330
Liabilities in Excess of Other Assets — (1.0) % ............. (20,787,802)
Net Assets — 100.0% ...............................
$ 2,125,398,528
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 45,944,828 $ — $ (3,287,983)
(a)
$ — $ — $ 42,656,845 42,656,845 $ 396,679
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Treasury ETF
Schedules of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 2,103,529,485 $ — $ 2,103,529,485
Short-Term Securities
Money Market Funds ...................................... 42,656,845 — — 42,656,845
$ 42,656,845 $ 2,103,529,485 $ — $ 2,146,186,330

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Treasury ETF
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
6.63% , 02/15/27 ................... USD 1,765 $ 1,835,152
6.38% , 08/15/27 ................... 2,530 2,650,540
6.13% , 11/15/27 ................... 5,419 5,687,942
U.S. Treasury Notes
4.00% , 01/15/27 - 12/15/27 ............ 76,587 77,050,706
1.50% , 01/31/27 ................... 53,159 51,748,847
4.13% , 01/31/27 - 11/15/27 ............ 235,484 237,214,604
2.25% , 02/15/27 - 11/15/27 ............ 92,217 90,144,331
1.13% , 02/28/27 ................... 9,532 9,220,982
1.88% , 02/28/27 ................... 35,256 34,441,887
4.25% , 03/15/27 ................... 39,915 40,223,819
0.63% , 03/31/27 - 11/30/27 ............ 50,116 47,441,032
2.50% , 03/31/27 ................... 37,097 36,508,172
3.88% , 03/31/27 - 11/30/27 ............ 209,836 210,697,028
4.50% , 04/15/27 - 05/15/27 ............ 82,565 83,571,209
0.50% , 04/30/27 - 10/31/27 ............ 127,074 120,475,524
2.75% , 04/30/27 - 07/31/27 ............ 65,555 64,653,420
3.75% , 04/30/27 - 08/15/27 ............ 135,052 135,302,222
2.38% , 05/15/27 ................... 38,973 38,240,930
2.63% , 05/31/27 ................... 33,334 32,817,063
4.63% , 06/15/27 ................... 40,241 40,863,072
3.25% , 06/30/27 ................... 32,771 32,574,844
4.38% , 07/15/27 ................... 40,147 40,638,062
0.38% , 07/31/27 - 09/30/27 ............ 63,429 59,829,553
3.13% , 08/31/27 ................... 31,239 30,971,958
3.63% , 08/31/27 ................... 47,929 47,940,034
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.38% , 09/15/27 ................... USD 40,430 $ 40,259,038
3.50% , 09/30/27 - 10/31/27 ............ 95,971 95,789,082
Total Long-Term Investments — 98 .9%
(Cost: $ 1,698,417,070 ) ............................ 1,708,791,053
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 6,460,523 6,460,523
Total Short-Term Securities — 0 .4%
(Cost: $ 6,460,523 ) ............................... 6,460,523
Total Investments — 99 .3%
(Cost: $ 1,704,877,593 ) ............................ 1,715,251,576
Other Assets Less Liabilities — 0.7% .................... 12,008,833
Net Assets — 100.0% ...............................
$ 1,727,260,409
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 7,396,390 $ — $ (935,867)
(a)
$ — $ — $ 6,460,523 6,460,523 $ 422,743
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Treasury ETF
Schedules of Investments
7
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 1,708,791,053 $ — $ 1,708,791,053
Short-Term Securities
Money Market Funds ...................................... 6,460,523 — — 6,460,523
$ 6,460,523 $ 1,708,791,053 $ — $ 1,715,251,576

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Treasury ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
5.50% , 08/15/28 ................... USD 2,013 $ 2,115,195
5.25% , 11/15/28 ................... 4,722 4,941,764
U.S. Treasury Notes
4.25% , 01/15/28 - 02/15/28 ............ 71,454 72,439,033
0.75% , 01/31/28 ................... 37,453 35,175,379
3.50% , 01/31/28 - 10/15/28 ............ 88,510 88,299,161
2.75% , 02/15/28 ................... 36,743 36,062,975
1.13% , 02/29/28 - 08/31/28 ............ 74,862 70,356,657
4.00% , 02/29/28 - 06/30/28 ............ 52,926 53,432,666
3.88% , 03/15/28 - 07/15/28 ............ 106,375 107,104,933
1.25% , 03/31/28 - 09/30/28 ............ 183,175 172,535,730
3.63% , 03/31/28 - 08/15/28 ............ 86,999 87,061,985
3.75% , 04/15/28 - 05/15/28 ............ 69,934 70,182,875
2.88% , 05/15/28 - 08/15/28 ............ 77,190 75,784,231
1.00% , 07/31/28 ................... 36,823 34,341,390
4.13% , 07/31/28 ................... 26,284 26,640,373
4.38% , 08/31/28 - 11/30/28 ............ 61,748 63,058,315
3.38% , 09/15/28 ................... 35,456 35,240,238
4.63% , 09/30/28 ................... 29,959 30,802,458
1.38% , 10/31/28 ................... 34,994 32,792,026
4.88% , 10/31/28 ................... 31,715 32,842,576
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.13% , 11/15/28 ................... USD 37,108 $ 36,596,020
1.50% , 11/30/28 ................... 34,956 32,820,313
Total Long-Term Investments — 98 .9%
(Cost: $ 1,187,688,167 ) ............................ 1,200,626,293
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 3,067,170 3,067,170
Total Short-Term Securities — 0 .3%
(Cost: $ 3,067,170 ) ............................... 3,067,170
Total Investments — 99 .2%
(Cost: $ 1,190,755,337 ) ............................ 1,203,693,463
Other Assets Less Liabilities — 0.8% .................... 10,102,205
Net Assets — 100.0% ...............................
$ 1,213,795,668
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 7,980,302 $ — $ (4,913,132)
(a)
$ — $ — $ 3,067,170 3,067,170 $ 303,419 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 1,200,626,293 $ — $ 1,200,626,293
Short-Term Securities
Money Market Funds ...................................... 3,067,170 — — 3,067,170
$ 3,067,170 $ 1,200,626,293 $ — $ 1,203,693,463

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Treasury ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
5.25% , 02/15/29 ................... USD 2,545 $ 2,679,028
6.13% , 08/15/29 ................... 2,256 2,451,875
U.S. Treasury Notes
1.75% , 01/31/29 - 11/15/29 ............ 52,456 49,208,158
4.00% , 01/31/29 - 10/31/29 ............ 98,086 99,250,926
2.63% , 02/15/29 - 07/31/29 ............ 57,578 55,702,471
1.88% , 02/28/29 ................... 29,140 27,554,374
4.25% , 02/28/29 - 06/30/29 ............ 79,625 81,219,930
2.38% , 03/31/29 - 05/15/29 ............ 56,239 53,947,375
4.13% , 03/31/29 - 11/30/29 ............ 123,306 125,350,927
2.88% , 04/30/29 ................... 25,626 24,993,358
4.63% , 04/30/29 ................... 41,682 43,027,308
2.75% , 05/31/29 ................... 24,085 23,371,208
4.50% , 05/31/29 ................... 41,679 42,868,617
3.25% , 06/30/29 ................... 23,850 23,528,091
1.63% , 08/15/29 ................... 27,658 25,731,663
3.13% , 08/31/29 ................... 21,809 21,397,066
3.63% , 08/31/29 ................... 41,727 41,676,871
3.50% , 09/30/29 ................... 41,633 41,394,035
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.88% , 09/30/29 - 11/30/29 ............ USD 42,261 $ 42,590,761
Total Long-Term Investments — 98 .6%
(Cost: $ 816,502,065 ) .............................. 827,944,042
Shares
Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 4,701,448 4,701,448
Total Short-Term Securities — 0 .6%
(Cost: $ 4,701,448 ) ............................... 4,701,448
Total Investments — 99 .2%
(Cost: $ 821,203,513 ) .............................. 832,645,490
Other Assets Less Liabilities — 0.8% .................... 6,775,366
Net Assets — 100.0% ...............................
$ 839,420,856
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 13,525,211 $ — $ (8,823,763)
(a)
$ — $ — $ 4,701,448 4,701,448 $ 168,946
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 827,944,042 $ — $ 827,944,042
Short-Term Securities
Money Market Funds ...................................... 4,701,448 — — 4,701,448
$ 4,701,448 $ 827,944,042 $ — $ 832,645,490

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2030 Term Treasury ETF
10
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 6.25% , 05/15/30 ...... USD 2,548 $ 2,818,217
U.S. Treasury Notes
3.50% , 01/31/30 - 04/30/30 ............ 27,148 26,949,461
4.25% , 01/31/30 ................... 27,670 28,285,009
1.50% , 02/15/30 ................... 22,890 20,943,547
4.00% , 02/28/30 - 07/31/30 ............ 110,686 112,099,497
3.63% , 03/31/30 - 10/31/30 ............ 96,238 95,903,578
3.88% , 04/30/30 - 07/31/30 ............ 83,012 83,641,855
0.63% , 05/15/30 - 08/15/30 ............ 72,739 63,216,027
3.75% , 05/31/30 - 06/30/30 ............ 27,066 27,124,439
4.13% , 08/31/30 ................... 14,230 14,484,630
4.63% , 09/30/30 ................... 14,693 15,289,172
4.88% , 10/31/30 ................... 14,717 15,486,663
0.88% , 11/15/30 ................... 42,989 37,444,178
4.38% , 11/30/30 ................... 15,401 15,859,317
Total Long-Term Investments — 98 .8%
(Cost: $ 550,609,409 ) .............................. 559,545,590
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 1,494,944 $ 1,494,944
Total Short-Term Securities — 0 .3%
(Cost: $ 1,494,944 ) ............................... 1,494,944
Total Investments — 99 .1%
(Cost: $ 552,104,353 ) .............................. 561,040,534
Other Assets Less Liabilities — 0.9% .................... 5,038,934
Net Assets — 100.0% ...............................
$ 566,079,468
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 3,296,134 $ — $ (1,801,190)
(a)
$ — $ — $ 1,494,944 1,494,944 $ 149,376
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 559,545,590 $ — $ 559,545,590
Short-Term Securities
Money Market Funds ...................................... 1,494,944 — — 1,494,944
$ 1,494,944 $ 559,545,590 $ — $ 561,040,534

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2031 Term Treasury ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 5.38% , 02/15/31 ...... USD 3,703 $ 3,989,841
U.S. Treasury Notes
4.00% , 01/31/31 ................... 20,740 20,995,908
1.13% , 02/15/31 ................... 53,463 46,928,665
4.25% , 02/28/31 - 06/30/31 ............ 43,034 44,066,724
4.13% , 03/31/31 - 11/30/31 ............ 88,578 90,094,659
4.63% , 04/30/31 - 05/31/31 ............ 44,675 46,580,564
1.63% , 05/15/31 ................... 52,791 47,196,213
1.25% , 08/15/31 ................... 57,887 50,300,290
3.75% , 08/31/31 ................... 22,334 22,278,265
3.63% , 09/30/31 ................... 22,330 22,120,854
1.38% , 11/15/31 ................... 56,593 49,205,308
Total Long-Term Investments — 98 .7%
(Cost: $ 434,002,084 ) .............................. 443,757,291
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 1,190,037 $ 1,190,037
Total Short-Term Securities — 0 .3%
(Cost: $ 1,190,037 ) ............................... 1,190,037
Total Investments — 99 .0%
(Cost: $ 435,192,121 ) .............................. 444,947,328
Other Assets Less Liabilities — 1.0% .................... 4,293,088
Net Assets — 100.0% ...............................
$ 449,240,416
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 3,324,652 $ — $ (2,134,615)
(a)
$ — $ — $ 1,190,037 1,190,037 $ 135,729
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 443,757,291 $ — $ 443,757,291
Short-Term Securities
Money Market Funds ...................................... 1,190,037 — — 1,190,037
$ 1,190,037 $ 443,757,291 $ — $ 444,947,328

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Treasury ETF
12
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
4.38% , 01/31/32 ................... USD 24,666 $ 25,400,611
1.88% , 02/15/32 ................... 58,502 52,137,890
4.13% , 02/29/32 - 11/15/32 ............ 129,489 131,444,588
4.00% , 04/30/32 - 07/31/32 ............ 73,999 74,576,402
2.88% , 05/15/32 ................... 56,865 53,648,385
2.75% , 08/15/32 ................... 54,985 51,303,303
3.88% , 08/31/32 - 09/30/32 ............ 49,333 49,310,075
3.75% , 10/31/32 ................... 24,667 24,458,476
Total Long-Term Investments — 98 .6%
(Cost: $ 455,758,838 ) .............................. 462,279,730
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 729,864 $ 729,864
Total Short-Term Securities — 0 .2%
(Cost: $ 729,864 ) ................................. 729,864
Total Investments — 98 .8%
(Cost: $ 456,488,702 ) .............................. 463,009,594
Other Assets Less Liabilities — 1.2% .................... 5,435,293
Net Assets — 100.0% ...............................
$ 468,444,887
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 15,782 $ 714,082
(a)
$ — $ — $ — $ 729,864 729,864 $ 37,442 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 462,279,730 $ — $ 462,279,730
Short-Term Securities
Money Market Funds ...................................... 729,864 — — 729,864
$ 729,864 $ 462,279,730 $ — $ 463,009,594

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Treasury ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
3.50% , 02/15/33 ................... USD 95,417 $ 92,945,849
3.38% , 05/15/33 ................... 95,347 91,923,902
3.88% , 08/15/33 ................... 104,071 103,566,608
4.50% , 11/15/33 ................... 109,933 113,969,395
Total Long-Term Investments — 98 .4%
(Cost: $ 392,371,788 ) .............................. 402,405,754
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 5,434 $ 5,434
Total Short-Term Securities — 0.0%
(Cost: $ 5,434 ) .................................. 5,434
Total Investments — 98 .4%
(Cost: $ 392,377,222 ) .............................. 402,411,188
Other Assets Less Liabilities — 1.6% .................... 6,712,987
Net Assets — 100.0% ...............................
$ 409,124,175
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 22,175 $ — $ (16,741)
(a)
$ — $ — $ 5,434 5,434 $ 33,190 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 402,405,754 $ — $ 402,405,754
Short-Term Securities
Money Market Funds ...................................... 5,434 — — 5,434
$ 5,434 $ 402,405,754 $ — $ 402,411,188

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2035 Term Treasury ETF
14
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
4.63% , 02/15/35 ................... USD 22,728 $ 23,707,937
4.25% , 05/15/35 - 08/15/35 ............ 45,102 45,687,111
Total Long-Term Investments — 98 .4%
(Cost: $ 68,246,640 ) ............................... 69,395,048
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 16,296 $ 16,296
Total Short-Term Securities — 0.0%
(Cost: $ 16,296 ) ................................. 16,296
Total Investments — 98 .4%
(Cost: $ 68,262,936 ) ............................... 69,411,344
Other Assets Less Liabilities — 1.6% .................... 1,100,021
Net Assets — 100.0% ...............................
$ 70,511,365
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 16,296
(b)
$ — $ — $ — $ 16,296 16,296 $ 3,316
(c)
$ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 69,395,048 $ — $ 69,395,048
Short-Term Securities
Money Market Funds ...................................... 16,296 — — 16,296
$ 16,296 $ 69,395,048 $ — $ 69,411,344

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2045 Term Treasury ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
2.50% , 02/15/45 ................... USD 1,172 $ 848,594
4.75% , 02/15/45 ................... 1,252 1,269,106
3.00% , 05/15/45 - 11/15/45 ............ 2,318 1,818,008
5.00% , 05/15/45 ................... 1,294 1,353,728
2.88% , 08/15/45 ................... 1,124 863,384
4.88% , 08/15/45 ................... 1,265 1,303,053
Total Long-Term Investments — 98 .4%
(Cost: $ 7,384,745 ) ............................... 7,455,873
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 3,724 $ 3,724
Total Short-Term Securities — 0.0%
(Cost: $ 3,724 ) .................................. 3,724
Total Investments — 98 .4%
(Cost: $ 7,388,469 ) ............................... 7,459,597
Other Assets Less Liabilities — 1.6% .................... 124,508
Net Assets — 100.0% ...............................
$ 7,584,105
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 3,724
(b)
$ — $ — $ — $ 3,724 3,724 $ 525
(c)
$ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 7,455,873 $ — $ 7,455,873
Short-Term Securities
Money Market Funds ...................................... 3,724 — — 3,724
$ 3,724 $ 7,455,873 $ — $ 7,459,597

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Dec 2055 Term Treasury ETF
16
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
4.63% , 02/15/55 ................... USD 1,638 $ 1,625,772
4.75% , 05/15/55 - 08/15/55 ............ 3,255 3,297,965
Total Long-Term Investments — 98 .3%
(Cost: $ 4,786,983 ) ............................... 4,923,737
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 993 $ 993
Total Short-Term Securities — 0.0%
(Cost: $ 993 ) .................................... 993
Total Investments — 98 .3%
(Cost: $ 4,787,976 ) ............................... 4,924,730
Other Assets Less Liabilities — 1.7% .................... 87,169
Net Assets — 100.0% ...............................
$ 5,011,899
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 993
(b)
$ — $ — $ — $ 993 993 $ 155 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 4,923,737 $ — $ 4,923,737
Short-Term Securities
Money Market Funds ...................................... 993 — — 993
$ 993 $ 4,923,737 $ — $ 4,924,730

Statements of Assets and Liabilities
October 31, 2025
17
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Dec 2025 Term
Treasury ETF
iShares iBonds
Dec 2026 Term
Treasury ETF
iShares iBonds
Dec 2027 Term
Treasury ETF
iShares iBonds
Dec 2028 Term
Treasury ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 1,723,330,950 $ 2,103,529,485 $ 1,708,791,053 $ 1,200,626,293
Investments, at value — affiliated
(c)
............................................ 667,770,509 42,656,845 6,460,523 3,067,170
Cash ............................................................... — — 599 —
Receivables: – – – –
Investment s sold ...................................................... — 427,462,682 102,905,146 350,219,016
Securities lending income — affiliated ........................................ 3,553 1,438 — —
Capital shares sold ..................................................... — 7,972 13,326 15,874
Dividends — affiliated ................................................... 462,420 13,052 16,069 8,777
Interest — unaffiliated ................................................... 14,137,996 11,053,360 11,984,969 7,687,455
Total a ssets ...........................................................
2,405,705,428 2,584,724,834 1,830,171,685 1,561,624,585
LIABILITIES
Collateral on securities loaned ............................................... — 37,335,875 — —
Payables: – – – –
Investments purchased .................................................. 650,994,347 421,865,797 102,805,634 347,759,888
Investment advisory fees ................................................. 95,794 124,634 105,642 69,029
Total li abilities ..........................................................
651,090,141 459,326,306 102,911,276 347,828,917
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 1,754,615,287 $ 2,125,398,528 $ 1,727,260,409 $ 1,213,795,668
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,754,593,426 $ 2,120,089,555 $ 1,712,804,158 $ 1,199,300,811
Accumulated earnings .................................................... 21,861 5,308,973 14,456,251 14,494,857
NET ASSETS ..........................................................
$ 1,754,615,287 $ 2,125,398,528 $ 1,727,260,409 $ 1,213,795,668
NET ASSET VALUE
Shares outstanding ......................................................
75,100,000 92,650,000 76,750,000 54,200,000
Net asset value .........................................................
$ 23.36 $ 22.94 $ 22.51 $ 22.39
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 1,723,132,150 $ 2,097,414,998 $ 1,698,417,070 $ 1,187,688,167
(b)
  Securities loaned, at value ............................................ $ — $ 35,931,062 $ — $ —
(c)
  Investments, at cost — affiliated ......................................... $ 667,770,509 $ 42,656,845 $ 6,460,523 $ 3,067,170

Statements of Assets and Liabilities
(continued)
October 31, 2025
2025
iShares Annual Financial Statements and Additional Information
18
See notes to financial statements.
iShares iBonds
Dec 2029 Term
Treasury ETF
iShares iBonds
Dec 2030 Term
Treasury ETF
iShares iBonds
Dec 2031 Term
Treasury ETF
iShares iBonds
Dec 2032 Term
Treasury ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 827,944,042 $ 559,545,590 $ 443,757,291 $ 462,279,730
Investments, at value — affiliated
(c)
............................................ 4,701,448 1,494,944 1,190,037 729,864
Cash ............................................................... — — — 2
Receivables: – – – –
Investment s sold ...................................................... 176,069,257 114,939,944 30,448,196 42,715,194
Securities lending income — affiliated ........................................ — — 128 —
Capital shares sold ..................................................... 13,652 — — —
Dividends — affiliated ................................................... 9,224 1,741 1,713 1,557
Interest — unaffiliated ................................................... 5,428,178 3,747,513 2,977,185 4,468,083
Total a ssets ...........................................................
1,014,165,801 679,729,732 478,374,550 510,194,430
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 174,698,034 113,617,552 29,107,813 41,722,215
Investment advisory fees ................................................. 46,911 32,712 26,321 27,328
Total li abilities ..........................................................
174,744,945 113,650,264 29,134,134 41,749,543
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 839,420,856 $ 566,079,468 $ 449,240,416 $ 468,444,887
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 829,494,615 $ 564,445,325 $ 443,854,970 $ 465,193,807
Accumulated earnings .................................................... 9,926,241 1,634,143 5,385,446 3,251,080
NET ASSETS ..........................................................
$ 839,420,856 $ 566,079,468 $ 449,240,416 $ 468,444,887
NET ASSET VALUE
Shares outstanding ......................................................
38,200,000 28,450,000 21,800,000 20,200,000
Net asset value .........................................................
$ 21.97 $ 19.90 $ 20.61 $ 23.19
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 816,502,065 $ 550,609,409 $ 434,002,084 $ 455,758,838
(c)
  Investments, at cost — affiliated ......................................... $ 4,701,448 $ 1,494,944 $ 1,190,037 $ 729,864

Statements of Assets and Liabilities
(continued)
October 31, 2025
19
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Dec 2033 Term
Treasury ETF
iShares iBonds
Dec 2035 Term
Treasury ETF
iShares iBonds
Dec 2045 Term
Treasury ETF
iShares iBonds
Dec 2055 Term
Treasury ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 402,405,754 $ 69,395,048 $ 7,455,873 $ 4,923,737
Investments, at value — affiliated
(c)
............................................ 5,434 16,296 3,724 993
Cash ............................................................... 2 — — —
Receivables: – – – –
Investment s sold ...................................................... 1,382,965 5,206,745 422,771 367,251
Securities lending income — affiliated ........................................ — 174 — —
Dividends — affiliated ................................................... 763 167 26 13
Interest — unaffiliated ................................................... 5,353,567 903,278 102,880 70,882
Total a ssets ...........................................................
409,148,485 75,521,708 7,985,274 5,362,876
LIABILITIES
Payables: – – – –
Investments purchased .................................................. — 5,006,280 400,749 350,679
Investment advisory fees ................................................. 24,310 4,063 420 298
Total li abilities ..........................................................
24,310 5,010,343 401,169 350,977
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 409,124,175 $ 70,511,365 $ 7,584,105 $ 5,011,899
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 398,165,148 $ 69,123,387 $ 7,536,531 $ 4,940,018
Accumulated earnings .................................................... 10,959,027 1,387,978 47,574 71,881
NET ASSETS ..........................................................
$ 409,124,175 $ 70,511,365 $ 7,584,105 $ 5,011,899
NET ASSET VALUE
Shares outstanding ......................................................
16,550,000 2,750,000 300,000 200,000
Net asset value .........................................................
$ 24.72 $ 25.64 $ 25.28 $ 25.06
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 392,371,788 $ 68,246,640 $ 7,384,745 $ 4,786,983
(c)
  Investments, at cost — affiliated ......................................... $ 5,434 $ 16,296 $ 3,724 $ 993

Statements of Operations

Year Ended October 31, 2025
2025
iShares Annual Financial Statements and Additional Information
20
iShares iBonds
Dec 2025 Term
Treasury ETF
iShares iBonds
Dec 2026 Term
Treasury ETF
iShares iBonds
Dec 2027 Term
Treasury ETF
iShares iBonds
Dec 2028 Term
Treasury ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 4,563,929 $ 391,180 $ 422,353 $ 303,419
Interest — unaffiliated ............................................. 82,436,721 76,093,426 60,545,190 39,464,113
Securities lending income — affiliated — net ............................. 378,229 5,499 390 —
Total investment income .............................................
87,378,879 76,490,105 60,967,933 39,767,532
EXPENSES
Investment advisory .............................................. 1,442,863 1,280,032 1,039,910 684,099
Interest expense ................................................ 1,070 — 112 —
Total e xpenses ...................................................
1,443,933 1,280,032 1,040,022 684,099
Less: – – – –
Investment advisory fees waived ..................................... (96,911) (8,151) (8,896) (6,344)
Total ex penses after fees waived .......................................
1,347,022 1,271,881 1,031,126 677,755
Net investment income ..............................................
86,031,857 75,218,224 59,936,807 39,089,777
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,316,109 $ 5,171,349 $ 13,633,309 $ 15,263,066
Net realized gain from:
Investments — unaffiliated ....................................... $ 1,062,811 $ 206,510 $ 3,880,353 $ 920,267
In-kind redemptions — unaffiliated
(a)
................................. 1,020,178 1,967,188 3,050,050 1,128,275
2,082,989 2,173,698 6,930,403 2,048,542
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (766,881) 2,997,652 6,702,905 13,214,523
Net realized and unrealized gain .......................................
1,316,108 5,171,350 13,633,308 15,263,065
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 87,347,965 $ 80,389,574 $ 73,570,115 $ 54,352,842
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended October 31, 2025
21
Statements of Operations
iShares iBonds
Dec 2029 Term
Treasury ETF
iShares iBonds
Dec 2030 Term
Treasury ETF
iShares iBonds
Dec 2031 Term
Treasury ETF
iShares iBonds
Dec 2032 Term
Treasury ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 167,312 $ 143,442 $ 135,601 $ 37,442
Interest — unaffiliated ............................................. 24,795,782 16,521,466 14,325,253 12,887,497
Securities lending income — affiliated — net ............................. 1,634 5,934 128 —
Total investment income .............................................
24,964,728 16,670,842 14,460,982 12,924,939
EXPENSES
Investment advisory .............................................. 429,369 287,603 242,224 221,588
Total e xpenses ...................................................
429,369 287,603 242,224 221,588
Less: – – – –
Investment advisory fees waived ..................................... (3,499) (2,998) (2,819) (784)
Total ex penses after fees waived .......................................
425,870 284,605 239,405 220,804
Net investment income ..............................................
24,538,858 16,386,237 14,221,577 12,704,135
REALIZED AND UNREALIZED GAIN (LOSS) $ 12,871,366 $ 9,897,888 $ 9,296,184 $ 7,360,826
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ 575,064 $ (1,173,078) $ (848,607) $ (4,166,077)
In-kind redemptions — unaffiliated
(a)
................................. 740,223 552,956 508,154 1,075,586
1,315,287 (620,122) (340,453) (3,090,491)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 11,556,079 10,518,009 9,636,637 10,451,317
Net realized and unrealized gain .......................................
12,871,366 9,897,887 9,296,184 7,360,826
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 37,410,224 $ 26,284,124 $ 23,517,761 $ 20,064,961
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended October 31, 2025
2025
iShares Annual Financial Statements and Additional Information
22
iShares iBonds
Dec 2033 Term
Treasury ETF
iShares iBonds
Dec 2035 Term
Treasury ETF
(a)
iShares iBonds
Dec 2045 Term
Treasury ETF
(a)
iShares iBonds
Dec 2055 Term
Treasury ETF
(a)
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 33,190 $ 1,231 $ 389 $ 155
Interest — unaffiliated ............................................. 14,038,660 685,417 131,583 110,245
Securities lending income — affiliated — net ............................. — 2,085 136 —
Total investment income .............................................
14,071,850 688,733 132,108 110,400
EXPENSES
Investment advisory .............................................. 230,550 11,376 1,957 1,634
Total e xpenses ...................................................
230,550 11,376 1,957 1,634
Less: – – – –
Investment advisory fees waived ..................................... (681) (24) (8) (3)
Total ex penses after fees waived .......................................
229,869 11,352 1,949 1,631
Net investment income ..............................................
13,841,981 677,381 130,159 108,769
REALIZED AND UNREALIZED GAIN (LOSS) $ 9,116,711 $ 1,152,608 $ 33,206 $ 52,703
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (119,456) $ 4,200 $ (50,591) $ (84,051)
In-kind redemptions — unaffiliated
(b)
................................. 826,424 — 12,670 —
706,968 4,200 (37,921) (84,051)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 8,409,742 1,148,408 71,128 136,754
Net realized and unrealized gain .......................................
9,116,710 1,152,608 33,207 52,703
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 22,958,691 $ 1,829,989 $ 163,366 $ 161,472
(a)
For the period from March 25, 2025 (commencement of operations) to October 31, 2025.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
23
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2025 Term Treasury ETF iShares iBonds Dec 2026 Term Treasury ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 86,031,857 $ 92,192,703 $ 75,218,224 $ 43,100,552
Net realized gain (loss) ............................................ 2,082,989 1,262,217 2,173,698 (975,460)
Net change in unrealized appreciation (depreciation) ........................ (766,881) 21,175,444 2,997,652 12,599,359
Net increase in net assets resulting from operations ...........................
87,347,965 114,630,364 80,389,574 54,724,451
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(87,542,942) (90,434,723) (72,848,528) (39,559,022)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(307,029,602) 505,132,924 701,002,401 932,915,326
NET ASSETS
Total increase (decrease) in net assets ................................... (307,224,579) 529,328,565 708,543,447 948,080,755
Beginning of year ..................................................
2,061,839,866 1,532,511,301 1,416,855,081 468,774,326
End of year ......................................................
$ 1,754,615,287 $ 2,061,839,866 $ 2,125,398,528 $ 1,416,855,081
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
iShares Annual Financial Statements and Additional Information
24
See notes to financial statements.
iShares iBonds Dec 2027 Term Treasury ETF iShares iBonds Dec 2028 Term Treasury ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 59,936,807 $ 32,002,165 $ 39,089,777 $ 19,610,802
Net realized gain (loss) ............................................ 6,930,403 (1,998,741) 2,048,542 (455,287)
Net change in unrealized appreciation (depreciation) ........................ 6,702,905 11,808,147 13,214,523 6,959,277
Net increase in net assets resulting from operations ...........................
73,570,115 41,811,571 54,352,842 26,114,792
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(57,451,813) (29,297,968) (37,404,243) (17,883,283)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
657,894,100 760,599,626 486,577,452 503,427,866
NET ASSETS
Total increase in net assets ........................................... 674,012,402 773,113,229 503,526,051 511,659,375
Beginning of year ..................................................
1,053,248,007 280,134,778 710,269,617 198,610,242
End of year ......................................................
$ 1,727,260,409 $ 1,053,248,007 $ 1,213,795,668 $ 710,269,617
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
25
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2029 Term Treasury ETF iShares iBonds Dec 2030 Term Treasury ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 24,538,858 $ 9,946,087 $ 16,386,237 $ 8,913,610
Net realized gain (loss) ............................................ 1,315,287 (545,476) (620,122) (1,180,891)
Net change in unrealized appreciation (depreciation) ........................ 11,556,079 4,617,446 10,518,009 7,743,967
Net increase in net assets resulting from operations ...........................
37,410,224 14,018,057 26,284,124 15,476,686
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(23,092,478) (9,100,965) (15,489,475) (8,484,640)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
457,494,754 243,481,667 272,216,998 127,347,060
NET ASSETS
Total increase in net assets ........................................... 471,812,500 248,398,759 283,011,647 134,339,106
Beginning of year ..................................................
367,608,356 119,209,597 283,067,821 148,728,715
End of year ......................................................
$ 839,420,856 $ 367,608,356 $ 566,079,468 $ 283,067,821
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
iShares Annual Financial Statements and Additional Information
26
See notes to financial statements.
iShares iBonds Dec 2031 Term Treasury ETF iShares iBonds Dec 2032 Term Treasury ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 14,221,577 $ 7,415,778 $ 12,704,135 $ 7,829,673
Net realized gain (loss) ............................................ (340,453) (3,903,371) (3,090,491) 874,774
Net change in unrealized appreciation (depreciation) ........................ 9,636,637 9,993,535 10,451,317 5,858,580
Net increase in net assets resulting from operations ...........................
23,517,761 13,505,942 20,064,961 14,563,027
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(13,559,340) (6,989,881) (11,996,261) (7,461,930)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
198,769,917 116,132,166 210,180,232 107,801,827
NET ASSETS
Total increase in net assets ........................................... 208,728,338 122,648,227 218,248,932 114,902,924
Beginning of year ..................................................
240,512,078 117,863,851 250,195,955 135,293,031
End of year ......................................................
$ 449,240,416 $ 240,512,078 $ 468,444,887 $ 250,195,955
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
27
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2033 Term Treasury ETF
iShares iBonds Dec
2035 Term Treasury
ETF
Year Ended
10/31/25
Year Ended
10/31/24
Period from
03/25/25
(a)
to 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 13,841,981 $ 7,079,433 $ 677,381
Net realized gain ................................................................. 706,968 688,684 4,200
Net change in unrealized appreciation (depreciation) ......................................... 8,409,742 3,114,260 1,148,408
Net increase in net assets resulting from operations ............................................
22,958,691 10,882,377 1,829,989
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(13,185,542) (6,547,511) (442,011)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase in net assets derived from capital share transactions ..................................
184,065,978 142,006,206 69,123,387
NET ASSETS
Total increase in net assets ............................................................ 193,839,127 146,341,072 70,511,365
Beginning of period .................................................................
215,285,048 68,943,976 —
End of period .....................................................................
$ 409,124,175 $ 215,285,048 $ 70,511,365
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
iShares Annual Financial Statements and Additional Information
28
See notes to financial statements.
iShares iBonds Dec
2045 Term Treasury
ETF
iShares iBonds Dec
2055 Term Treasury
ETF
Period from
03/25/25
(a)
to 10/31/25
Period from
03/25/25
(a)
to 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 130,159 $ 108,769
Net realized loss .................................................................................. (37,921) (84,051)
Net change in unrealized appreciation (depreciation) .......................................................... 71,128 136,754
Net increase in net assets resulting from operations .............................................................
163,366 161,472
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...................................................
(103,122) (89,591)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
7,523,861 4,940,018
NET ASSETS
Total increase in net assets ............................................................................. 7,584,105 5,011,899
Beginning of period ..................................................................................
— —
End of period ......................................................................................
$ 7,584,105 $ 5,011,899
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
29
Financial Highlights
iShares iBonds Dec 2025 Term Treasury ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .................................
$ 23.36  $ 23.08  $ 23.21  $ 25.44  $ 26.07
Net investment income
(a)
........................................
0 .97  1 .01  0 .96  0 .55  0 .15
Net realized and unrealized gain (loss)
(b)
..............................
0.02  0.28  (0.21) (2.48) (0.62)
Net increase (decrease) from investment operations ....................... 0.99  1.29  0.75  (1.93) (0.47)
Distributions from net investment income
(c)
........................... (0.99) (1.01) (0.88) (0.30) (0.16)
Net asset value, end of year ...................................... $ 23.36  $ 23.36  $ 23.08  $ 23.21  $ 25.44
Total Return
(d)
Based on net asset value ......................................... 4.33% 5.71% 3.28% (7.64)% (1.83)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.07% 0.07% 0.07% 0.07% 0.07%
Total expenses after fees waived ....................................
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................................
4.17% 4.36% 4.12% 2.30% 0.58%
Supplemental Data
Net assets, end of year (000) ....................................... $ 1,754,615  $ 2,061,840  $ 1,532,511  $ 338,810  $ 21,623
Portfolio turnover rate
(f)
........................................... 0% 1% 15% 63% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
30
iShares iBonds Dec 2026 Term Treasury ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .................................
$ 22.87  $ 22.43  $ 22.53  $ 25.33  $ 26.15
Net investment income
(a)
........................................
0 .94  0 .96  0 .85  0 .50  0 .16
Net realized and unrealized gain (loss)
(b)
..............................
0.06  0.39  (0.17) (2.95) (0.82)
Net increase (decrease) from investment operations ....................... 1.00  1.35  0.68  (2.45) (0.66)
Distributions from net investment income
(c)
........................... (0.93) (0.91) (0.78) (0.35) (0.16)
Net asset value, end of year ...................................... $ 22.94  $ 22.87  $ 22.43  $ 22.53  $ 25.33
Total Return
(d)
Based on net asset value ......................................... 4.46% 6.12% 3.01% (9.70)% (2.55)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.07% 0.07% 0.07% 0.07% 0.07%
Total expenses after fees waived ....................................
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................................
4.11% 4.21% 3.76% 2.11% 0.62%
Supplemental Data
Net assets, end of year (000) ....................................... $ 2,125,399  $ 1,416,855  $ 468,774  $ 121,681  $ 16,462
Portfolio turnover rate
(f)
........................................... 7% 16% 29% 76% 41%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
iShares iBonds Dec 2027 Term Treasury ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .................................
$ 22.31  $ 21.72  $ 22.02  $ 25.15  $ 26.19
Net investment income
(a)
........................................
0 .90  0 .91  0 .85  0 .45  0 .20
Net realized and unrealized gain (loss)
(b)
..............................
0.19  0.54  (0.37) (3.24) (1.06)
Net increase (decrease) from investment operations ....................... 1.09  1.45  0.48  (2.79) (0.86)
Distributions from net investment income
(c)
........................... (0.89) (0.86) (0.78) (0.34) (0.18)
Net asset value, end of year ...................................... $ 22.51  $ 22.31  $ 21.72  $ 22.02  $ 25.15
Total Return
(d)
Based on net asset value ......................................... 4.94% 6.84% 2.13% (11.18)% (3.31)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.07% 0.07% 0.07% 0.07% 0.07%
Total expenses after fees waived ....................................
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................................
4.03% 4.11% 3.82% 1.92% 0.78%
Supplemental Data
Net assets, end of year (000) ....................................... $ 1,727,260  $ 1,053,248  $ 280,135  $ 136,548  $ 31,443
Portfolio turnover rate
(f)
........................................... 59% 22% 10% 58% 18%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
32
iShares iBonds Dec 2028 Term Treasury ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .................................
$ 22.06  $ 21.36  $ 21.65  $ 25.14  $ 26.30
Net investment income
(a)
........................................
0 .89  0 .89  0 .76  0 .36  0 .21
Net realized and unrealized gain (loss)
(b)
..............................
0.31  0.66  (0.39) (3.54) (1.17)
Net increase (decrease) from investment operations ....................... 1.20  1.55  0.37  (3.18) (0.96)
Distributions from net investment income
(c)
........................... (0.87) (0.85) (0.66) (0.31) (0.20)
Net asset value, end of year ...................................... $ 22.39  $ 22.06  $ 21.36  $ 21.65  $ 25.14
Total Return
(d)
Based on net asset value ......................................... 5.57% 7.36% 1.62% (12.70)% (3.71)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.07% 0.07% 0.07% 0.07% 0.07%
Total expenses after fees waived ....................................
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................................
4.00% 4.06% 3.47% 1.54% 0.83%
Supplemental Data
Net assets, end of year (000) ....................................... $ 1,213,796  $ 710,270  $ 198,610  $ 34,637  $ 18,852
Portfolio turnover rate
(f)
........................................... 57% 4% 15% 34% 73%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
33
Financial Highlights
iShares iBonds Dec 2029 Term Treasury ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .................................
$ 21.56  $ 20.73  $ 21.32  $ 25.02  $ 26.27
Net investment income
(a)
........................................
0 .87  0 .88  0 .78  0 .39  0 .19
Net realized and unrealized gain (loss)
(b)
..............................
0.38  0.78  (0.65) (3.81) (1.25)
Net increase (decrease) from investment operations ....................... 1.25  1.66  0.13  (3.42) (1.06)
Distributions from net investment income
(c)
........................... (0.84) (0.83) (0.72) (0.28) (0.19)
Net asset value, end of year ...................................... $ 21.97  $ 21.56  $ 20.73  $ 21.32  $ 25.02
Total Return
(d)
Based on net asset value ......................................... 5.95% 8.09% 0.55% (13.72)% (4.08)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.07% 0.07% 0.07% 0.07% 0.07%
Total expenses after fees waived ....................................
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................................
4.00% 4.06% 3.63% 1.68% 0.74%
Supplemental Data
Net assets, end of year (000) ....................................... $ 839,421  $ 367,608  $ 119,210  $ 38,370  $ 17,512
Portfolio turnover rate
(f)
........................................... 38% 35% 34% 51% 0%
(g)
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
(g)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
34
iShares iBonds Dec 2030 Term Treasury ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ................................
$ 19.45  $ 18.59  $ 19.32  $ 23.28  $ 24.58
Net investment income
(a)
.......................................
0 .78  0 .77  0 .58  0 .49  0 .20
Net realized and unrealized gain (loss)
(b)
.............................
0.43  0.84  (0.73) (4.11) (1.32)
Net increase (decrease) from investment operations ...................... 1.21  1.61  (0.15) (3.62) (1.12)
Distributions from net investment income
(c)
.......................... (0.76) (0.75) (0.58) (0.34) (0.18)
Net asset value, end of year ..................................... $ 19.90  $ 19.45  $ 18.59  $ 19.32  $ 23.28
Total Return
(d)
Based on net asset value ........................................ 6.31% 8.76% (0.88)% (15.69)% (4.58)%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.07% 0.07% 0.07% 0.07% 0.07%
Total expenses after fees waived ...................................
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ..........................................
3.99% 3.95% 2.99% 2.36% 0.83%
Supplemental Data
Net assets, end of year (000) ...................................... $ 566,079  $ 283,068  $ 148,729  $ 74,378  $ 3,493
Portfolio turnover rate
(f)
.......................................... 62% 15% 43% 0%
(g)
37%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
(g)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
35
Financial Highlights
iShares iBonds Dec 2031 Term Treasury ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Period from
07/13/21
(a)
to 10/31/21
Net asset value, beginning of period ..............................
$ 20.13  $ 19.16  $ 20.16  $ 24.65  $ 24.91
Net investment income
(b)
......................................
0 .83  0 .82  0 .69  0 .55  0 .10
Net realized and unrealized gain (loss)
(c)
............................
0.46  0.94  (1.07) (4.63) (0.30)
Net increase (decrease) from investment operations ..................... 1.29  1.76  (0.38) (4.08) (0.20)
Distributions
(d)
– – – – –
From net investment income ...................................
( 0 .81 ) ( 0 .79 ) ( 0 .62 ) ( 0 .39 ) ( 0 .06 )
From net realized gain ........................................
—  —  —  ( 0 .02 ) —
Total distributions ............................................ (0.81) (0.79) (0.62) (0.41) (0.06)
Net asset value, end of period ................................... $ 20.61  $ 20.13  $ 19.16  $ 20.16  $ 24.65
Total Return
(e)
Based on net asset value ....................................... 6.59% 9.22% (2.03)% (16.73)% (0.81)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ..............................................
0.07% 0.07% 0.07% 0.07% 0.07%
(h)
Total expenses after fees waived ..................................
0.07% 0.07% 0.07% 0.07% 0.07%
(h)
Net investment income .........................................
4.11% 4.04% 3.38% 2.54% 1.29%
(h)
Supplemental Data
Net assets, end of period (000) ................................... $ 449,240  $ 240,512  $ 117,864  $ 14,111  $ 2,465
Portfolio turnover rate
(i)
......................................... 32% 39% 0%
(j)
10% 26%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
36
iShares iBonds Dec 2032 Term Treasury ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
07/06/22
(a)
to 10/31/22
Net asset value, beginning of period .............................................
$ 22.64  $ 21.48  $ 22.72  $ 24.88
Net investment income
(b)
.....................................................
0 .91  0 .89  0 .84  0 .23
Net realized and unrealized gain (loss)
(c)
...........................................
0.53  1.14  (1.33) (2.25)
Net increase (decrease) from investment operations .................................... 1.44  2.03  (0.49) (2.02)
Distributions from net investment income
(d)
........................................ (0.89) (0.87) (0.75) (0.14)
Net asset value, end of period .................................................. $ 23.19  $ 22.64  $ 21.48  $ 22.72
Total Return
(e)
Based on net asset value ...................................................... 6.50% 9.58% (2.37)% (8.16)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .............................................................
0.07% 0.07% 0.07% 0.07%
(h)
Total expenses after fees waived .................................................
0.07% 0.07% 0.07% 0.07%
(h)
Net investment income ........................................................
4.01% 3.94% 3.67% 2.97%
(h)
Supplemental Data
Net assets, end of period (000) .................................................. $ 468,445  $ 250,196  $ 135,293  $ 4,543
Portfolio turnover rate
(i)
........................................................ 70% 2% 13% 47%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
37
Financial Highlights
iShares iBonds Dec 2033 Term Treasury ETF
Year Ended
10/31/25
Year Ended
10/31/24
Period from
06/27/23
(a)
to 10/31/23
Net asset value, beginning of period ...........................................................
$ 24.19  $ 22.98  $ 25.00
Net investment income
(b)
...................................................................
1 .02  1 .03  0 .35
Net realized and unrealized gain (loss)
(c)
.........................................................
0.51  1.16  (2.19)
Net increase (decrease) from investment operations .................................................. 1.53  2.19  (1.84)
Distributions from net investment income
(d)
...................................................... (1.00) (0.98) (0.18)
Net asset value, end of period ................................................................ $ 24.72  $ 24.19  $ 22.98
Total Return
(e)
Based on net asset value .................................................................... 6.48% 9.58% (7.38)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................................................................
0.07% 0.07% 0.07%
(h)
Total expenses after fees waived ...............................................................
0.07% 0.07% 0.07%
(h)
Net investment income ......................................................................
4.20% 4.23% 4.18%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 409,124  $ 215,285  $ 68,944
Portfolio turnover rate
(i)
...................................................................... 2% 23% 55%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2025
iShares Annual Financial Statements and Additional Information
38
iShares iBonds
Dec 2035 Term
Treasury ETF
Period from
03/25/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................................
$ 25.00
Net investment income
(b)
................................................................................................
0 .64
Net realized and unrealized gain
(c)
..........................................................................................
0.48
Net increase from investment operations ....................................................................................... 1.12
Distributions from net investment income
(d)
................................................................................... (0.48)
Net asset value, end of period ............................................................................................. $ 25.64
Total Return
(e)
Based on net asset value ................................................................................................. 4.52%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................................................
0.07%
(h)
Total expenses after fees waived . ...........................................................................................
0.07%
(h)
Net investment income ...................................................................................................
4.17%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................................. $ 70,511
Portfolio turnover rate
(i)
................................................................................................... 88%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
39
Financial Highlights
iShares iBonds
Dec 2045 Term
Treasury ETF
Period from
03/25/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................................
$ 25.00
Net investment income
(b)
................................................................................................
0 .69
Net realized and unrealized gain
(c)
..........................................................................................
0.18
Net increase from investment operations ....................................................................................... 0.87
Distributions from net investment income
(d)
................................................................................... (0.59)
Net asset value, end of period ............................................................................................. $ 25.28
Total Return
(e)
Based on net asset value ................................................................................................. 3.57%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................................................
0.07%
(h)
Total expenses after fees waived . ............................................................................................
0.07%
(h)
Net investment income ...................................................................................................
4.66%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................................. $ 7,584
Portfolio turnover rate
(i)
................................................................................................... 50%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2025
iShares Annual Financial Statements and Additional Information
40
iShares iBonds
Dec 2055 Term
Treasury ETF
Period from
03/25/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................................
$ 25.00
Net investment income
(b)
................................................................................................
0 .69
Net realized and unrealized loss
(c)
..........................................................................................
(0.06)
Net increase from investment operations ....................................................................................... 0.63
Distributions from net investment income
(d)
................................................................................... (0.57)
Net asset value, end of period ............................................................................................. $ 25.06
Total Return
(e)
Based on net asset value ................................................................................................. 2.60%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................................................
0.07%
(h)
Total expenses after fees waived . ............................................................................................
0.07%
(h)
Net investment income ...................................................................................................
4.66%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................................. $ 5,012
Portfolio turnover rate
(i)
................................................................................................... 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
41
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair
iShares ETF
Diversification
Classification
iBonds Dec 2025 Term Treasury ........................................................................................... Diversified
iBonds Dec 2026 Term Treasury ........................................................................................... Diversified
iBonds Dec 2027 Term Treasury ........................................................................................... Diversified
iBonds Dec 2028 Term Treasury ........................................................................................... Diversified
iBonds Dec 2029 Term Treasury ........................................................................................... Diversified
iBonds Dec 2030 Term Treasury ........................................................................................... Diversified
iBonds Dec 2031 Term Treasury ........................................................................................... Diversified
iBonds Dec 2032 Term Treasury ........................................................................................... Diversified
iBonds Dec 2033 Term Treasury ........................................................................................... Diversified
iBonds Dec 2035 Term Treasury
(a)
.......................................................................................... Diversified
iBonds Dec 2045 Term Treasury
(a)
.......................................................................................... Diversified
iBonds Dec 2055 Term Treasury
(a)
.......................................................................................... Diversified
(a)
The Fund commenced operations on March 25, 2025.

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
42
values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
43
Notes to Financial Statements
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended October 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain
order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
iBonds Dec 2026 Term Treasury
Mitsubishi UFJ Securities Holdings Co., Ltd. .................... $ 9,935,440 $ (9,935,440) $ – $ –
State Street Bank & Trust Co. .............................. 25,995,622 (25,995,622) – –
$ 35,931,062 $ (35,931,062) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
iShares ETF Amounts Waived
iBonds Dec 2025 Term Treasury ........................................................................................... $ 96,911
iBonds Dec 2026 Term Treasury ........................................................................................... 8,151
iBonds Dec 2027 Term Treasury ........................................................................................... 8,896
iBonds Dec 2028 Term Treasury ........................................................................................... 6,344
iBonds Dec 2029 Term Treasury ........................................................................................... 3,499
iBonds Dec 2030 Term Treasury ........................................................................................... 2,998
iBonds Dec 2031 Term Treasury ........................................................................................... 2,819
iBonds Dec 2032 Term Treasury ........................................................................................... 784
iBonds Dec 2033 Term Treasury ........................................................................................... 681
iBonds Dec 2035 Term Treasury ........................................................................................... 24
iBonds Dec 2045 Term Treasury ........................................................................................... 8
iBonds Dec 2055 Term Treasury ........................................................................................... 3

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
44
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended
October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the period ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
iBonds Dec 2025 Term Treasury ............................................................................................... $ 124,661
iBonds Dec 2026 Term Treasury ............................................................................................... 1,411
iBonds Dec 2027 Term Treasury ............................................................................................... 160
iBonds Dec 2029 Term Treasury ............................................................................................... 562
iBonds Dec 2030 Term Treasury ............................................................................................... 1,799
iBonds Dec 2031 Term Treasury ............................................................................................... 55
iBonds Dec 2035 Term Treasury ............................................................................................... 588
iBonds Dec 2045 Term Treasury ............................................................................................... 36
U.S. Government Securities
iShares ETF Purchases Sales
iBonds Dec 2025 Term Treasury ............................................................................ $ — $ 1,348,554,476
iBonds Dec 2026 Term Treasury ............................................................................ 122,401,006 492,942,603
iBonds Dec 2027 Term Treasury ............................................................................ 856,556,146 875,342,372
iBonds Dec 2028 Term Treasury ............................................................................ 554,868,925 563,868,035
iBonds Dec 2029 Term Treasury ............................................................................ 233,190,522 235,538,826
iBonds Dec 2030 Term Treasury ............................................................................ 251,189,478 252,602,278
iBonds Dec 2031 Term Treasury ............................................................................ 110,908,270 111,679,658
iBonds Dec 2032 Term Treasury ............................................................................ 222,731,400 224,687,298
iBonds Dec 2033 Term Treasury ............................................................................ 7,940,011 9,280,073
iBonds Dec 2035 Term Treasury ............................................................................ 22,710,346 21,575,396
iBonds Dec 2045 Term Treasury ............................................................................ 3,323,044 2,124,790
iBonds Dec 2055 Term Treasury ............................................................................ 4,387,473 3,188,368

Notes to Financial Statements
(continued)
45
Notes to Financial Statements
For the period ended October 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF
In-kind
Purchases
In-kind
Sales
iBonds Dec 2025 Term Treasury ............................................................................ $ 7,995,090 $ 424,754,496
iBonds Dec 2026 Term Treasury ............................................................................ 671,697,262 244,149,448
iBonds Dec 2027 Term Treasury ............................................................................ 847,548,903 197,529,206
iBonds Dec 2028 Term Treasury ............................................................................ 539,007,024 58,863,570
iBonds Dec 2029 Term Treasury ............................................................................ 475,506,657 24,662,395
iBonds Dec 2030 Term Treasury ............................................................................ 288,183,628 20,207,416
iBonds Dec 2031 Term Treasury ............................................................................ 208,417,329 13,076,349
iBonds Dec 2032 Term Treasury ............................................................................ 246,430,679 38,402,671
iBonds Dec 2033 Term Treasury ............................................................................ 213,733,299 31,951,086
iBonds Dec 2035 Term Treasury ............................................................................ 67,121,677 —
iBonds Dec 2045 Term Treasury ............................................................................ 7,441,833 1,233,326
iBonds Dec 2055 Term Treasury ............................................................................ 3,671,930 —
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
iBonds Dec 2025 Term Treasury ................................................................. $ 1,020,178 $ (1,020,178)
iBonds Dec 2026 Term Treasury ................................................................. 1,967,188 (1,967,188)
iBonds Dec 2027 Term Treasury ................................................................. 3,050,050 (3,050,050)
iBonds Dec 2028 Term Treasury ................................................................. 1,128,275 (1,128,275)
iBonds Dec 2029 Term Treasury ................................................................. 740,223 (740,223)
iBonds Dec 2030 Term Treasury ................................................................. 552,956 (552,956)
iBonds Dec 2031 Term Treasury ................................................................. 508,154 (508,154)
iBonds Dec 2032 Term Treasury ................................................................. 1,075,586 (1,075,586)
iBonds Dec 2033 Term Treasury ................................................................. 826,424 (826,424)
iBonds Dec 2045 Term Treasury ................................................................. 12,670 (12,670)
—
iShares ETF
Year Ended
10/31/25
Year Ended
10/31/24
iBonds Dec 2025 Term Treasury
Ordinary income ...................................................................................... $ 87,542,942 $ 90,434,723
iBonds Dec 2026 Term Treasury
Ordinary income ...................................................................................... $ 72,848,528 $ 39,559,022
iBonds Dec 2027 Term Treasury
Ordinary income ...................................................................................... $ 57,451,813 $ 29,297,968
iBonds Dec 2028 Term Treasury
Ordinary income ...................................................................................... $ 37,404,243 $ 17,883,283
iBonds Dec 2029 Term Treasury
Ordinary income ...................................................................................... $ 23,092,478 $ 9,100,965
iBonds Dec 2030 Term Treasury
Ordinary income ...................................................................................... $ 15,489,475 $ 8,484,640
iBonds Dec 2031 Term Treasury
Ordinary income ...................................................................................... $ 13,559,340 $ 6,989,881

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
46
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales.
For the year ended October 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF
Year Ended
10/31/25
Year Ended
10/31/24
iBonds Dec 2032 Term Treasury
Ordinary income ...................................................................................... $ 11,996,261 $ 7,461,930
iBonds Dec 2033 Term Treasury
Ordinary income ...................................................................................... $ 13,185,542 $ 6,547,511
iShares ETF
Period from
03/25/25
(a)
to
10/31/25
iBonds Dec 2035 Term Treasury
Ordinary income ........................................................................................................ $ 442,011
iBonds Dec 2045 Term Treasury
Ordinary income ........................................................................................................ $ 103,122
iBonds Dec 2055 Term Treasury
Ordinary income ........................................................................................................ $ 89,591
(a)
Commencement of operations.
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
iBonds Dec 2025 Term Treasury ............................................... $ 6,124,642 $ (6,301,581) $ 198,800 $ 21,861
iBonds Dec 2026 Term Treasury ............................................... 7,363,531 (8,169,045) 6,114,487 5,308,973
iBonds Dec 2027 Term Treasury ............................................... 6,075,649 (1,993,381) 10,373,983 14,456,251
iBonds Dec 2028 Term Treasury ............................................... 4,043,527 (2,486,796) 12,938,126 14,494,857
iBonds Dec 2029 Term Treasury ............................................... 2,683,956 (4,199,692) 11,441,977 9,926,241
iBonds Dec 2030 Term Treasury ............................................... 1,843,715 (9,145,753) 8,936,181 1,634,143
iBonds Dec 2031 Term Treasury ............................................... 1,500,437 (5,870,198) 9,755,207 5,385,446
iBonds Dec 2032 Term Treasury ............................................... 1,519,146 (4,788,958) 6,520,892 3,251,080
iBonds Dec 2033 Term Treasury ............................................... 1,410,426 (396,506) 9,945,107 10,959,027
iBonds Dec 2035 Term Treasury ............................................... 239,570 — 1,148,408 1,387,978
iBonds Dec 2045 Term Treasury ............................................... 27,037 (50,591) 71,128 47,574
iBonds Dec 2055 Term Treasury ............................................... 19,178 (84,051) 136,754 71,881
iShares ETF Utilized
iBonds Dec 2025 Term Treasury ........................................................................................... $ 1,062,811
iBonds Dec 2026 Term Treasury ........................................................................................... 206,510
iBonds Dec 2027 Term Treasury ........................................................................................... 3,880,353
iBonds Dec 2028 Term Treasury ........................................................................................... 920,267
iBonds Dec 2029 Term Treasury ........................................................................................... 575,064

Notes to Financial Statements
(continued)
47
Notes to Financial Statements
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds Dec 2025 Term Treasury ....................................... $ 2,390,902,659 $ 202,018 $ (3,218) $ 198,800
iBonds Dec 2026 Term Treasury ....................................... 2,140,071,843 6,126,495 (12,008) 6,114,487
iBonds Dec 2027 Term Treasury ....................................... 1,704,877,593 10,391,657 (17,674) 10,373,983
iBonds Dec 2028 Term Treasury ....................................... 1,190,755,337 12,941,240 (3,114) 12,938,126
iBonds Dec 2029 Term Treasury ....................................... 821,203,513 11,446,740 (4,763) 11,441,977
iBonds Dec 2030 Term Treasury ....................................... 552,104,353 8,946,272 (10,091) 8,936,181
iBonds Dec 2031 Term Treasury ....................................... 435,192,121 9,755,207 – 9,755,207
iBonds Dec 2032 Term Treasury ....................................... 456,488,702 6,521,435 (543) 6,520,892
iBonds Dec 2033 Term Treasury ....................................... 392,466,081 9,945,107 – 9,945,107
iBonds Dec 2035 Term Treasury ....................................... 68,262,936 1,148,408 – 1,148,408
iBonds Dec 2045 Term Treasury ....................................... 7,388,469 71,128 – 71,128
iBonds Dec 2055 Term Treasury ....................................... 4,787,976 136,754 – 136,754

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
48
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Year Ended
10/31/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
iBonds Dec 2025 Term Treasury
Shares sold 16,800,000 $ 391,610,679 44,150,000 $ 1,024,709,502
Shares redeemed
(29,950,000) (698,640,281) (22,300,000) (519,576,578)
(13,150,000) $ (307,029,602) 21,850,000 $ 505,132,924
iBonds Dec 2026 Term Treasury
Shares sold 41,700,000 $ 952,194,342 43,550,000 $ 990,245,833
Shares redeemed
(11,000,000) (251,191,941) (2,500,000) (57,330,507)
30,700,000 $ 701,002,401 41,050,000 $ 932,915,326
iBonds Dec 2027 Term Treasury
Shares sold 38,450,000 $ 858,189,035 34,500,000 $ 765,131,227
Shares redeemed
(8,900,000) (200,294,935) (200,000) (4,531,601)
29,550,000 $ 657,894,100 34,300,000 $ 760,599,626
iBonds Dec 2028 Term Treasury
Shares sold 24,700,000 $ 546,257,450 23,950,000 $ 526,498,195
Shares redeemed
(2,700,000) (59,679,998) (1,050,000) (23,070,329)
22,000,000 $ 486,577,452 22,900,000 $ 503,427,866
iBonds Dec 2029 Term Treasury
Shares sold 22,300,000 $ 482,514,399 11,850,000 $ 255,485,096
Shares redeemed
(1,150,000) (25,019,645) (550,000) (12,003,429)
21,150,000 $ 457,494,754 11,300,000 $ 243,481,667
iBonds Dec 2030 Term Treasury
Shares sold 14,950,000 $ 292,747,053 7,300,000 $ 141,811,939
Shares redeemed
(1,050,000) (20,530,055) (750,000) (14,464,879)
13,900,000 $ 272,216,998 6,550,000 $ 127,347,060
iBonds Dec 2031 Term Treasury
Shares sold 10,500,000 $ 212,044,160 6,700,000 $ 134,404,859
Shares redeemed
(650,000) (13,274,243) (900,000) (18,272,693)
9,850,000 $ 198,769,917 5,800,000 $ 116,132,166
iBonds Dec 2032 Term Treasury
Shares sold 10,850,000 $ 249,003,004 6,000,000 $ 135,999,177
Shares redeemed
(1,700,000) (38,822,772) (1,250,000) (28,197,350)
9,150,000 $ 210,180,232 4,750,000 $ 107,801,827
iBonds Dec 2033 Term Treasury
Shares sold 9,000,000 $ 216,436,784 6,400,000 $ 154,195,893
Shares redeemed
(1,350,000) (32,370,806) (500,000) (12,189,687)
7,650,000 $ 184,065,978 5,900,000 $ 142,006,206

Notes to Financial Statements
(continued)
49
Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Planned Fund Liquidation: In accordance with its prospectus and its investment objective, the iShares iBonds Dec 2025 Term Treasury ETF  ceased trading after the close of business on  December 15, 2025 , when all of the bonds included in the Fund’s underlying index matured. Proceeds of the liquidation were sent to shareholders on
December 18, 2025 .
Period Ended
10/31/25
iShares ETF Shares Amount
iBonds Dec 2035 Term Treasury
(a)
Shares sold .......................................................................... 2,750,000 $ 69,123,387
iBonds Dec 2045 Term Treasury
(a)
Shares sold .......................................................................... 350,000 $ 8,769,383
Shares redeemed ......................................................................
(50,000) (1,245,522)
300,000 $ 7,523,861
iBonds Dec 2055 Term Treasury
(a)
Shares sold .......................................................................... 200,000 $ 4,940,018
(a)
The Fund commenced operations on March 25, 2025.

Report of Independent Registered Public Accounting Firm
2025
iShares Annual Financial Statement and Additional Informations
50
To the Board of Trustees of
iShares Trust and Shareholders of each of the twelve funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twelve of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(1)
Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for each of the two years in the period ended October 31, 2025
(2)
Statement of operations and statement of changes in net assets for the period March 25, 2025 (commencement of operations) through October 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares iBonds Dec 2025 Term Treasury ETF
(1)
iShares iBonds Dec 2026 Term Treasury ETF
(1)
iShares iBonds Dec 2027 Term Treasury ETF
(1)
iShares iBonds Dec 2028 Term Treasury ETF
(1)
iShares iBonds Dec 2029 Term Treasury ETF
(1)
iShares iBonds Dec 2030 Term Treasury ETF
(1)
iShares iBonds Dec 2031 Term Treasury ETF
(1)
iShares iBonds Dec 2032 Term Treasury ETF
(1)
iShares iBonds Dec 2033 Term Treasury ETF
(1)
iShares iBonds Dec 2035 Term Treasury ETF
(2)
iShares iBonds Dec 2045 Term Treasury ETF
(2)
iShares iBonds Dec 2055 Term Treasury ETF
(2)

Important Tax Information
(unaudited)
51
Important Tax Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal period ended October 31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended October 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended October 31, 2025:
iShares ETF
Federal Obligation
Interest
iBonds Dec 2025 Term Treasury ......................................................................................... $ 85,653,628
iBonds Dec 2026 Term Treasury ......................................................................................... 75,212,725
iBonds Dec 2027 Term Treasury ......................................................................................... 59,936,417
iBonds Dec 2028 Term Treasury ......................................................................................... 39,089,777
iBonds Dec 2029 Term Treasury ......................................................................................... 24,537,225
iBonds Dec 2030 Term Treasury ......................................................................................... 16,380,303
iBonds Dec 2031 Term Treasury ......................................................................................... 14,221,449
iBonds Dec 2032 Term Treasury ......................................................................................... 12,704,135
iBonds Dec 2033 Term Treasury ......................................................................................... 13,841,981
iBonds Dec 2035 Term Treasury ......................................................................................... 679,496
iBonds Dec 2045 Term Treasury ......................................................................................... 130,022
iBonds Dec 2055 Term Treasury ......................................................................................... 108,769
iShares ETF Interest Dividends
iBonds Dec 2025 Term Treasury ......................................................................................... $ 85,653,628
iBonds Dec 2026 Term Treasury ......................................................................................... 75,212,725
iBonds Dec 2027 Term Treasury ......................................................................................... 59,936,417
iBonds Dec 2028 Term Treasury ......................................................................................... 39,089,777
iBonds Dec 2029 Term Treasury ......................................................................................... 24,537,225
iBonds Dec 2030 Term Treasury ......................................................................................... 16,380,303
iBonds Dec 2031 Term Treasury ......................................................................................... 14,221,449
iBonds Dec 2032 Term Treasury ......................................................................................... 12,704,135
iBonds Dec 2033 Term Treasury ......................................................................................... 13,841,981
iBonds Dec 2035 Term Treasury ......................................................................................... 679,496
iBonds Dec 2045 Term Treasury ......................................................................................... 130,022
iBonds Dec 2055 Term Treasury ......................................................................................... 108,769
iShares ETF
Interest-Related
Dividends
iBonds Dec 2025 Term Treasury ......................................................................................... $ 85,653,628
iBonds Dec 2026 Term Treasury ......................................................................................... 75,212,725
iBonds Dec 2027 Term Treasury ......................................................................................... 59,936,417
iBonds Dec 2028 Term Treasury ......................................................................................... 39,089,777
iBonds Dec 2029 Term Treasury ......................................................................................... 24,537,225
iBonds Dec 2030 Term Treasury ......................................................................................... 16,380,303
iBonds Dec 2031 Term Treasury ......................................................................................... 14,221,449
iBonds Dec 2032 Term Treasury ......................................................................................... 12,704,135
iBonds Dec 2033 Term Treasury ......................................................................................... 13,841,981
iBonds Dec 2035 Term Treasury ......................................................................................... 679,496
iBonds Dec 2045 Term Treasury ......................................................................................... 130,022
iBonds Dec 2055 Term Treasury ......................................................................................... 108,769

Additional Information
2025
iShares Annual Financial Statements and Additional Information
52
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
53
Board Review and Approval of Investment Advisory Contract
iShares iBonds Dec 2025 Term Treasury ETF, iShares iBonds Dec 2026 Term Treasury ETF, iShares iBonds Dec 2027 Term Treasury ETF, iShares iBonds Dec
2028 Term Treasury ETF, iShares iBonds Dec 2029 Term Treasury ETF, iShares iBonds Dec 2030 Term Treasury ETF, iShares iBonds Dec 2031 Term Treasury ETF,
iShares iBonds Dec 2032 Term Treasury ETF, iShares iBonds Dec 2033 Term Treasury ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Annual Financial Statements and Additional Information
54
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
55
Board Review and Approval of Investment Advisory Contract
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2025
iShares Annual Financial Statements and Additional Information
56
Currency Abbreviation
USD United States Dollar

Want to know more?
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This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares iBonds Oct 2026 Term TIPS ETF | IBIC | NYSE Arca
iShares iBonds Oct 2027 Term TIPS ETF | IBID | NYSE Arca
iShares iBonds Oct 2028 Term TIPS ETF | IBIE | NYSE Arca
iShares iBonds Oct 2029 Term TIPS ETF | IBIF | NYSE Arca
iShares iBonds Oct 2030 Term TIPS ETF | IBIG | NYSE Arca
iShares iBonds Oct 2031 Term TIPS ETF | IBIH | NYSE Arca
iShares iBonds Oct 2032 Term TIPS ETF | IBII | NYSE Arca
iShares iBonds Oct 2033 Term TIPS ETF | IBIJ | NYSE Arca
iShares iBonds Oct 2035 Term TIPS ETF | IBIL | NYSE Arca

Page
2

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Oct 2026 Term TIPS ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.00% , 01/15/26 ................... USD 7,081 $ 7,078,831
U.S. Treasury Inflation Linked Notes
0.63% , 01/15/26 ................... 14,764 14,719,803
0.13% , 04/15/26 - 10/15/26 ............ 43,908 43,608,816
Total Long-Term Investments — 99 .8%
(Cost: $ 65,316,043 ) ............................... 65,407,450
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 46,237 $ 46,237
Total Short-Term Securities — 0 .1%
(Cost: $ 46,237 ) ................................. 46,237
Total Investments — 99 .9%
(Cost: $ 65,362,280 ) ............................... 65,453,687
Other Assets Less Liabilities — 0.1% .................... 71,868
Net Assets — 100.0% ...............................
$ 65,525,555
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 15,220 $ 31,017
(a)
$ — $ — $ — $ 46,237 46,237 $ 4,438 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 65,407,450 $ — $ 65,407,450
Short-Term Securities
Money Market Funds ...................................... 46,237 — — 46,237
$ 46,237 $ 65,407,450 $ — $ 65,453,687

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Oct 2027 Term TIPS ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38% , 01/15/27 ................... USD 5,818 $ 5,892,657
U.S. Treasury Inflation Linked Notes
0.38% , 01/15/27 - 07/15/27 ............ 24,516 24,269,097
0.13% , 04/15/27 ................... 14,633 14,384,576
1.63% , 10/15/27 ................... 14,786 14,964,405
Total Long-Term Investments — 99 .6%
(Cost: $ 59,100,038 ) ............................... 59,510,735
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 155,613 $ 155,613
Total Short-Term Securities — 0 .3%
(Cost: $ 155,613 ) ................................. 155,613
Total Investments — 99 .9%
(Cost: $ 59,255,651 ) ............................... 59,666,348
Other Assets Less Liabilities — 0.1% .................... 76,134
Net Assets — 100.0% ...............................
$ 59,742,482
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 43,538 $ 112,075
(a)
$ — $ — $ — $ 155,613 155,613 $ 4,881
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 59,510,735 $ — $ 59,510,735
Short-Term Securities
Money Market Funds ...................................... 155,613 — — 155,613
$ 155,613 $ 59,510,735 $ — $ 59,666,348

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Oct 2028 Term TIPS ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
1.75% , 01/15/28 ................... USD 8,262 $ 8,360,113
3.63% , 04/15/28 ................... 8,404 8,884,986
U.S. Treasury Inflation Linked Notes
0.50% , 01/15/28 ................... 19,970 19,669,610
1.25% , 04/15/28 ................... 21,831 21,829,877
0.75% , 07/15/28 ................... 17,344 17,198,154
2.38% , 10/15/28 ................... 22,474 23,297,732
Total Long-Term Investments — 99 .8%
(Cost: $ 98,457,234 ) ............................... 99,240,472
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 970,407 $ 970,407
Total Short-Term Securities — 1 .0%
(Cost: $ 970,407 ) ................................. 970,407
Total Investments — 100 .8%
(Cost: $ 99,427,641 ) ............................... 100,210,879
Liabilities in Excess of Other Assets — (0.8) % ............. (774,281)
Net Assets — 100.0% ...............................
$ 99,436,598
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 214,995 $ 755,412
(a)
$ — $ — $ — $ 970,407 970,407 $ 15,841 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 99,240,472 $ — $ 99,240,472
Short-Term Securities
Money Market Funds ...................................... 970,407 — — 970,407
$ 970,407 $ 99,240,472 $ — $ 100,210,879

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Oct 2029 Term TIPS ETF
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.50% , 01/15/29 ................... USD 3,962 $ 4,119,571
3.88% , 04/15/29 ................... 5,055 5,494,675
U.S. Treasury Inflation Linked Notes
0.88% , 01/15/29 ................... 7,792 7,706,038
2.13% , 04/15/29 ................... 11,922 12,255,220
0.25% , 07/15/29 ................... 9,189 8,890,325
1.63% , 10/15/29 ................... 12,410 12,614,810
Total Long-Term Investments — 99 .8%
(Cost: $ 50,194,723 ) ............................... 51,080,639
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 324,651 $ 324,651
Total Short-Term Securities — 0 .6%
(Cost: $ 324,651 ) ................................. 324,651
Total Investments — 100 .4%
(Cost: $ 50,519,374 ) ............................... 51,405,290
Liabilities in Excess of Other Assets — (0.4) % ............. (215,471)
Net Assets — 100.0% ...............................
$ 51,189,819
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 110,921 $ 213,730
(a)
$ — $ — $ — $ 324,651 324,651 $ 3,321
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 51,080,639 $ — $ 51,080,639
Short-Term Securities
Money Market Funds ...................................... 324,651 — — 324,651
$ 324,651 $ 51,080,639 $ — $ 51,405,290

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Oct 2030 Term TIPS ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
0.13% , 01/15/30 - 07/15/30 ............ USD 47,531 $ 45,186,303
1.63% , 04/15/30 ................... 28,042 28,383,661
1.13% , 10/15/30 ................... 14,943 14,816,949
Total Long-Term Investments — 100 .0%
(Cost: $ 87,327,333 ) ............................... 88,386,913
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 304,115 $ 304,115
Total Short-Term Securities — 0 .3%
(Cost: $ 304,115 ) ................................. 304,115
Total Investments — 100 .3%
(Cost: $ 87,631,448 ) ............................... 88,691,028
Liabilities in Excess of Other Assets — (0.3) % ............. (259,724)
Net Assets — 100.0% ...............................
$ 88,431,304
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 5,761 $ 298,354
(a)
$ — $ — $ — $ 304,115 304,115 $ 2,848 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 88,386,913 $ — $ 88,386,913
Short-Term Securities
Money Market Funds ...................................... 304,115 — — 304,115
$ 304,115 $ 88,386,913 $ — $ 88,691,028

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Oct 2031 Term TIPS ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
0.13% , 01/15/31 - 07/15/31 ............ USD 33,764 $ 31,564,539
Total Long-Term Investments — 100 .0%
(Cost: $ 30,906,670 ) ............................... 31,564,539
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 1,187 $ 1,187
Total Short-Term Securities — 0.0%
(Cost: $ 1,187 ) .................................. 1,187
Total Investments — 100 .0%
(Cost: $ 30,907,857 ) ............................... 31,565,726
Other Assets Less Liabilities — 0.0% .................... 10,008
Net Assets — 100.0% ...............................
$ 31,575,734
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 3,958 $ — $ (2,771)
(a)
$ — $ — $ 1,187 1,187 $ 1,293 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 31,564,539 $ — $ 31,564,539
Short-Term Securities
Money Market Funds ...................................... 1,187 — — 1,187
$ 1,187 $ 31,564,539 $ — $ 31,565,726

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Oct 2032 Term TIPS ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
3.38% , 04/15/32 ................... USD 1,786 $ 1,991,373
U.S. Treasury Inflation Linked Notes
0.13% , 01/15/32 ................... 12,625 11,608,282
0.63% , 07/15/32 ................... 13,137 12,417,244
Total Long-Term Investments — 99 .9%
(Cost: $ 25,508,254 ) ............................... 26,016,899
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 34,000 $ 34,000
Total Short-Term Securities — 0 .1%
(Cost: $ 34,000 ) ................................. 34,000
Total Investments — 100 .0%
(Cost: $ 25,542,254 ) ............................... 26,050,899
Liabilities in Excess of Other Assets — (0.0) % ............. (1,793)
Net Assets — 100.0% ...............................
$ 26,049,106
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 15,423 $ 18,577
(a)
$ — $ — $ — $ 34,000 34,000 $ 1,038 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 26,016,899 $ — $ 26,016,899
Short-Term Securities
Money Market Funds ...................................... 34,000 — — 34,000
$ 34,000 $ 26,016,899 $ — $ 26,050,899

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Oct 2033 Term TIPS ETF
10
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
1.13% , 01/15/33 .................. USD 20,252 $ 19,601,827
1.38% , 07/15/33 .................. 19,840 19,519,982
Total Long-Term Investments — 99 .6%
(Cost: $ 38,487,953 ) ............................... 39,121,809
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
................. 1,462 $ 1,462
Total Short-Term Securities — 0.0%
(Cost: $ 1,462 ) .................................. 1,462
Total Investments — 99 .6%
(Cost: $ 38,489,415 ) ............................... 39,123,271
Other Assets Less Liabilities — 0.4% .................... 145,249
Net Assets — 100.0% ...............................
$ 39,268,520
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 2,445 $ — $ (983)
(a)
$ — $ — $ 1,462 1,462 $ 1,634
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 39,121,809 $ — $ 39,121,809
Short-Term Securities
Money Market Funds ...................................... 1,462 — — 1,462
$ 1,462 $ 39,121,809 $ — $ 39,123,271

Schedule of Investments
October 31, 2025
iShares
®
iBonds
®
Oct 2035 Term TIPS ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
2.13% , 01/15/35 ................... USD 10,826 $ 11,137,985
1.88% , 07/15/35 ................... 7,975 8,040,926
Total Long-Term Investments — 99 .4%
(Cost: $ 19,070,789 ) ............................... 19,178,911
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 2,957 $ 2,957
Total Short-Term Securities — 0.0%
(Cost: $ 2,957 ) .................................. 2,957
Total Investments — 99 .4%
(Cost: $ 19,073,746 ) ............................... 19,181,868
Other Assets Less Liabilities — 0.6% .................... 111,324
Net Assets — 100.0% ...............................
$ 19,293,192
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 2,957
(b)
$ — $ — $ — $ 2,957 2,957 $ 280 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 19,178,911 $ — $ 19,178,911
Short-Term Securities
Money Market Funds ...................................... 2,957 — — 2,957
$ 2,957 $ 19,178,911 $ — $ 19,181,868

Statements of Assets and Liabilities

October 31, 2025
2025
iShares Annual Financial Statements and Additional Information
12
See notes to financial statements.
iShares iBonds
Oct 2026 Term
TIPS ETF
iShares iBonds
Oct 2027 Term
TIPS ETF
iShares iBonds
Oct 2028 Term
TIPS ETF
iShares iBonds
Oct 2029 Term
TIPS ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 65,407,450 $ 59,510,735 $ 99,240,472 $ 51,080,639
Investments, at value — affiliated
(b)
............................................ 46,237 155,613 970,407 324,651
Receivables: – – – –
Investment s sold ...................................................... — — 3,594,881 —
Securities lending income — affiliated ........................................ — 23 — —
Dividends — affiliated ................................................... 460 636 3,097 877
Interest — unaffiliated ................................................... 76,496 80,231 161,231 86,368
Total a ssets ...........................................................
65,530,643 59,747,238 103,970,088 51,492,535
LIABILITIES
Payables: – – – –
Investments purchased .................................................. — — 4,525,196 298,503
Investment advisory fees ................................................. 5,088 4,756 8,294 4,213
Total li abilities ..........................................................
5,088 4,756 4,533,490 302,716
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 65,525,555 $ 59,742,482 $ 99,436,598 $ 51,189,819
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 65,193,154 $ 59,103,809 $ 98,275,687 $ 50,210,792
Accumulated earnings .................................................... 332,401 638,673 1,160,911 979,027
NET ASSETS ..........................................................
$ 65,525,555 $ 59,742,482 $ 99,436,598 $ 51,189,819
NET ASSET VALUE
Shares outstanding ......................................................
2,550,000 2,300,000 3,800,000 1,950,000
Net asset value .........................................................
$ 25.70 $ 25.97 $ 26.17 $ 26.25
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 65,316,043 $ 59,100,038 $ 98,457,234 $ 50,194,723
(b)
  Investments, at cost — affiliated ......................................... $ 46,237 $ 155,613 $ 970,407 $ 324,651

Statements of Assets and Liabilities
(continued)
October 31, 2025
13
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Oct 2030 Term
TIPS ETF
iShares iBonds
Oct 2031 Term
TIPS ETF
iShares iBonds
Oct 2032 Term
TIPS ETF
iShares iBonds
Oct 2033 Term
TIPS ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 88,386,913 $ 31,564,539 $ 26,016,899 $ 39,121,809
Investments, at value — affiliated
(b)
............................................ 304,115 1,187 34,000 1,462
Receivables: – – – –
Investment s sold ...................................................... 14,527,750 — — —
Dividends — affiliated ................................................... 1,144 190 215 183
Interest — unaffiliated ................................................... 46,271 12,501 31,777 148,285
Total a ssets ...........................................................
103,266,193 31,578,417 26,082,891 39,271,739
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 14,827,468 — 31,680 —
Investment advisory fees ................................................. 7,421 2,683 2,105 3,219
Total li abilities ..........................................................
14,834,889 2,683 33,785 3,219
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 88,431,304 $ 31,575,734 $ 26,049,106 $ 39,268,520
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 86,689,665 $ 30,788,006 $ 25,437,684 $ 38,498,936
Accumulated earnings .................................................... 1,741,639 787,728 611,422 769,584
NET ASSETS ..........................................................
$ 88,431,304 $ 31,575,734 $ 26,049,106 $ 39,268,520
NET ASSET VALUE
Shares outstanding ......................................................
3,350,000 1,200,000 1,000,000 1,500,000
Net asset value .........................................................
$ 26.40 $ 26.31 $ 26.05 $ 26.18
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 87,327,333 $ 30,906,670 $ 25,508,254 $ 38,487,953
(b)
  Investments, at cost — affiliated ......................................... $ 304,115 $ 1,187 $ 34,000 $ 1,462

Statements of Assets and Liabilities
(continued)
October 31, 2025
2025
iShares Annual Financial Statements and Additional Information
14
See notes to financial statements.
iShares iBonds
Oct 2035 Term
TIPS ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 19,178,911
Investments, at value — affiliated
(b)
.......................................................................................... 2,957
Receivables: –
Dividends — affiliated ................................................................................................. 58
Interest — unaffiliated ................................................................................................. 112,433
Total a ssets .........................................................................................................
19,294,359
LIABILITIES
Payables: –
Investment advisory fees ............................................................................................... 1,167
Total li abilities ........................................................................................................
1,167
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 19,293,192
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 19,140,741
Accumulated earnings .................................................................................................. 152,451
NET ASSETS ........................................................................................................
$ 19,293,192
NET ASSET VALUE
Shares outstanding ....................................................................................................
750,000
Net asset value .......................................................................................................
$ 25.72
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 19,070,789
(b)
  Investments, at cost — affiliated ................................................................................... $ 2,957

Statements of Operations
Year Ended October 31, 2025
15
Statements of Operations
iShares iBonds
Oct 2026 Term
TIPS ETF
iShares iBonds
Oct 2027 Term
TIPS ETF
iShares iBonds
Oct 2028 Term
TIPS ETF
iShares iBonds
Oct 2029 Term
TIPS ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 4,438 $ 4,858 $ 15,841 $ 3,302
Interest — unaffiliated
(a)
............................................ 2,128,555 1,971,843 2,788,861 1,703,768
Securities lending income — affiliated — net ............................. — 23 — 19
Total investment income .............................................
2,132,993 1,976,724 2,804,702 1,707,089
EXPENSES
Investment advisory .............................................. 43,866 40,727 60,577 34,941
Total e xpenses ...................................................
43,866 40,727 60,577 34,941
Less: – – – –
Investment advisory fees waived ..................................... (93) (102) (334) (64)
Total ex penses after fees waived .......................................
43,773 40,625 60,243 34,877
Net investment income ..............................................
2,089,220 1,936,099 2,744,459 1,672,212
REALIZED AND UNREALIZED GAIN (LOSS) $ (12,213) $ 221,606 $ 579,284 $ 640,181
Net realized loss from:
Investments — unaffiliated ....................................... $ (4,084) $ (4,202) $ (21,451) $ (26,252)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (8,130) 225,807 600,735 666,435
Net realized and unrealized gain (loss) ...................................
(12,214) 221,605 579,284 640,183
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 2,077,006 $ 2,157,704 $ 3,323,743 $ 2,312,395
(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended October 31, 2025
2025
iShares Annual Financial Statements and Additional Information
16
iShares iBonds
Oct 2030 Term
TIPS ETF
iShares iBonds
Oct 2031 Term
TIPS ETF
iShares iBonds
Oct 2032 Term
TIPS ETF
iShares iBonds
Oct 2033 Term
TIPS ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 2,848 $ 1,293 $ 1,038 $ 1,528
Interest — unaffiliated
(a)
............................................ 2,563,876 1,231,555 969,793 1,270,777
Securities lending income — affiliated — net ............................. — — — 106
Total investment income .............................................
2,566,724 1,232,848 970,831 1,272,411
EXPENSES
Investment advisory .............................................. 52,496 24,296 18,909 25,062
Total e xpenses ...................................................
52,496 24,296 18,909 25,062
Less: – – – –
Investment advisory fees waived ..................................... (61) (23) (22) (29)
Total ex penses after fees waived .......................................
52,435 24,273 18,887 25,033
Net investment income ..............................................
2,514,289 1,208,575 951,944 1,247,378
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,291,514 $ 588,770 $ 456,429 $ 533,619
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ 316,516 $ (10,560) $ (5,417) $ (10,365)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 974,998 599,329 461,848 543,983
Net realized and unrealized gain .......................................
1,291,514 588,769 456,431 533,618
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 3,805,803 $ 1,797,344 $ 1,408,375 $ 1,780,996
(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended October 31, 2025
17
Statements of Operations
iShares iBonds
Oct 2035 Term
TIPS ETF
(a)
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 280
Interest — unaffiliated
(b)
............................................................................................... 228,703
Total investment income ................................................................................................
228,983
EXPENSES
Investment advisory ................................................................................................. 4,516
Total e xpenses ......................................................................................................
4,516
Less: –
Investment advisory fees waived ........................................................................................ (7)
Total ex penses after fees waived ..........................................................................................
4,509
Net investment income .................................................................................................
224,474
REALIZED AND UNREALIZED GAIN (LOSS) $ 91,927
Net realized loss from:
Investments — unaffiliated .......................................................................................... $ (16,194)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... 108,122
Net realized and unrealized gain ..........................................................................................
91,928
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 316,402
(a)
For the period from March 25, 2025 (commencement of operations) to October 31, 2025.
(b)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2025
iShares Annual Financial Statements and Additional Information
18
See notes to financial statements.
iShares iBonds Oct 2026 Term TIPS ETF iShares iBonds Oct 2027 Term TIPS ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 2,089,220 $ 766,993 $ 1,936,099 $ 695,276
Net realized loss ................................................ (4,084) (3,953) (4,202) (862)
Net change in unrealized appreciation (depreciation) ........................ (8,130) 122,100 225,807 219,179
Net increase in net assets resulting from operations ...........................
2,077,006 885,140 2,157,704 913,593
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(1,894,314) (739,536) (1,753,076) (672,523)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
44,991,788 16,454,335 40,163,063 13,955,880
NET ASSETS
Total increase in net assets ........................................... 45,174,480 16,599,939 40,567,691 14,196,950
Beginning of year ..................................................
20,351,075 3,751,136 19,174,791 4,977,841
End of year ......................................................
$ 65,525,555 $ 20,351,075 $ 59,742,482 $ 19,174,791
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
19
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Oct 2028 Term TIPS ETF iShares iBonds Oct 2029 Term TIPS ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 2,744,459 $ 672,723 $ 1,672,212 $ 565,459
Net realized gain (loss) ............................................ (21,451) 16,603 (26,252) (89,550)
Net change in unrealized appreciation (depreciation) ........................ 600,735 220,705 666,435 263,867
Net increase in net assets resulting from operations ...........................
3,323,743 910,031 2,312,395 739,776
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(2,405,576) (643,176) (1,508,243) (542,188)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
78,068,955 16,466,918 32,455,729 14,022,119
NET ASSETS
Total increase in net assets ........................................... 78,987,122 16,733,773 33,259,881 14,219,707
Beginning of year ..................................................
20,449,476 3,715,703 17,929,938 3,710,231
End of year ......................................................
$ 99,436,598 $ 20,449,476 $ 51,189,819 $ 17,929,938
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
iShares Annual Financial Statements and Additional Information
20
See notes to financial statements.
iShares iBonds Oct 2030 Term TIPS ETF iShares iBonds Oct 2031 Term TIPS ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 2,514,289 $ 544,211 $ 1,208,575 $ 476,833
Net realized gain (loss) ............................................ 316,516 (5,150) (10,560) (3,502)
Net change in unrealized appreciation (depreciation) ........................ 974,998 155,031 599,329 143,031
Net increase in net assets resulting from operations ...........................
3,805,803 694,092 1,797,344 616,362
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(2,185,245) (521,955) (1,100,878) (460,196)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
70,160,210 14,028,240 14,250,233 14,036,421
NET ASSETS
Total increase in net assets ........................................... 71,780,768 14,200,377 14,946,699 14,192,587
Beginning of year ..................................................
16,650,536 2,450,159 16,629,035 2,436,448
End of year ......................................................
$ 88,431,304 $ 16,650,536 $ 31,575,734 $ 16,629,035
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
21
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Oct 2032 Term TIPS ETF iShares iBonds Oct 2033 Term TIPS ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 951,944 $ 457,970 $ 1,247,378 $ 640,736
Net realized gain (loss) ............................................ (5,417) 11,643 (10,365) (12,766)
Net change in unrealized appreciation (depreciation) ........................ 461,848 159,964 543,983 190,456
Net increase in net assets resulting from operations ...........................
1,408,375 629,577 1,780,996 818,426
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(869,876) (457,380) (1,125,956) (617,439)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
14,099,906 7,598,001 20,781,103 14,007,056
NET ASSETS
Total increase in net assets ........................................... 14,638,405 7,770,198 21,436,143 14,208,043
Beginning of year ..................................................
11,410,701 3,640,503 17,832,377 3,624,334
End of year ......................................................
$ 26,049,106 $ 11,410,701 $ 39,268,520 $ 17,832,377
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
iShares Annual Financial Statements and Additional Information
22
See notes to financial statements.
iShares iBonds Oct
2035 Term TIPS ETF
Period from
03/25/25
(a)
to 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................................... $ 224,474
Net realized loss ................................................................................................... (16,194)
Net change in unrealized appreciation (depreciation) ........................................................................... 108,122
Net increase in net assets resulting from operations ..............................................................................
316,402
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ....................................................................
(163,951)
CAPITAL SHARE TRANSACTIONS
$ –
Net increase in net assets derived from capital share transactions ....................................................................
19,140,741
NET ASSETS
Total increase in net assets .............................................................................................. 19,293,192
Beginning of period ...................................................................................................
—
End of period .......................................................................................................
$ 19,293,192
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
23
Financial Highlights
iShares iBonds Oct 2026 Term TIPS ETF
Year Ended
10/31/25
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
Net asset value, beginning of period ............................................................
$ 25.44  $ 25.01  $ 25.00
Net investment income
(b)
....................................................................
1 .23  1 .31  0 .22
Net realized and unrealized gain (loss)
(c)
..........................................................
0.09  0.31  (0.21)
Net increase from investment operations ........................................................... 1.32  1.62  0.01
Distributions from net investment income
(d)
....................................................... (1.06) (1.19) —
Net asset value, end of period ................................................................. $ 25.70  $ 25.44  $ 25.01
Total Return
(e)
Based on net asset value ..................................................................... 5.25% 6.60% 0.03%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ............................................................................
0.10% 0.10% 0.10%
(h)
Total expenses after fees waived ................................................................
0.10% 0.10% 0.10%
(h)
Net investment income .......................................................................
4.76% 5.15% 6.62%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................. $ 65,526  $ 20,351  $ 3,751
Portfolio turnover rate
(i)
....................................................................... 0% 0%
(j)
0%
(j)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
24
iShares iBonds Oct 2027 Term TIPS ETF
Year Ended
10/31/25
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
Net asset value, beginning of period ...........................................................
$ 25.57  $ 24.89  $ 25.00
Net investment income
(b)
...................................................................
1 .23  1 .28  0 .22
Net realized and unrealized gain (loss)
(c)
.........................................................
0.21  0.51  (0.33)
Net increase (decrease) from investment operations .................................................. 1.44  1.79  (0.11)
Distributions from net investment income
(d)
...................................................... (1.04) (1.11) —
Net asset value, end of period ................................................................ $ 25.97  $ 25.57  $ 24.89
Total Return
(e)
Based on net asset value .................................................................... 5.75% 7.27% (0.44)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................................................................
0.10% 0.10% 0.10%
(h)
Total expenses after fees waived ...............................................................
0.10% 0.10% 0.10%
(h)
Net investment income ......................................................................
4.75% 5.02% 6.46%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 59,742  $ 19,175  $ 4,978
Portfolio turnover rate
(i)
...................................................................... 0%
(j)
0%
(j)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
25
Financial Highlights
iShares iBonds Oct 2028 Term TIPS ETF
Year Ended
10/31/25
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
Net asset value, beginning of period ...........................................................
$ 25.56  $ 24.77  $ 25.00
Net investment income
(b)
...................................................................
1 .18  1 .23  0 .20
Net realized and unrealized gain (loss)
(c)
.........................................................
0.41  0.63  (0.43)
Net increase (decrease) from investment operations .................................................. 1.59  1.86  (0.23)
Distributions
(d)
– – –
From net investment income ................................................................
( 0 .97 ) ( 1 .07 ) —
From net realized gain .....................................................................
( 0 .01 ) —  —
Total distributions ......................................................................... (0.98) (1.07) —
Net asset value, end of period ................................................................ $ 26.17  $ 25.56  $ 24.77
Total Return
(e)
Based on net asset value .................................................................... 6.29% 7.60% (0.91)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................................................................
0.10% 0.10% 0.10%
(h)
Total expenses after fees waived ...............................................................
0.10% 0.10% 0.10%
(h)
Net investment income ......................................................................
4.53% 4.81% 6.05%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 99,437  $ 20,449  $ 3,716
Portfolio turnover rate
(i)
...................................................................... 10% 10% 11%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
26
iShares iBonds Oct 2029 Term TIPS ETF
Year Ended
10/31/25
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period ...........................................................
$ 25.61  $ 24.73  $ 25.00
Net investment income
(b)
...................................................................
1 .25  1 .20  0 .19
Net realized and unrealized gain (loss)
(c)
.........................................................
0.47  0.76  (0.46)
Net increase (decrease) from investment operations .................................................. 1.72  1.96  (0.27)
Distributions from net investment income
(d)
...................................................... (1.08) (1.08) —
Net asset value, end of period ................................................................ $ 26.25  $ 25.61  $ 24.73
Total Return
(e)
Based on net asset value .................................................................... 6.81% 8.02% (1.06)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................................................................
0.10% 0.10% 0.10%
(h)
Total expenses after fees waived ...............................................................
0.10% 0.10% 0.10%
(h)
Net investment income ......................................................................
4.79% 4.67% 6.46%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 51,190  $ 17,930  $ 3,710
Portfolio turnover rate
(i)
...................................................................... 8% 57% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
27
Financial Highlights
iShares iBonds Oct 2030 Term TIPS ETF
Year Ended
10/31/25
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period ...........................................................
$ 25.62  $ 24.50  $ 25.00
Net investment income
(b)
...................................................................
1 .26  1 .23  0 .19
Net realized and unrealized gain (loss)
(c)
.........................................................
0.53  0.96  (0.69)
Net increase (decrease) from investment operations .................................................. 1.79  2.19  (0.50)
Distributions from net investment income
(d)
...................................................... (1.01) (1.07) —
Net asset value, end of period ................................................................ $ 26.40  $ 25.62  $ 24.50
Total Return
(e)
Based on net asset value .................................................................... 7.10% 9.03% (1.99)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................................................................
0.10% 0.10% 0.10%
(h)
Total expenses after fees waived ...............................................................
0.10% 0.10% 0.10%
(h)
Net investment income ......................................................................
4.79% 4.82% 6.69%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 88,431  $ 16,651  $ 2,450
Portfolio turnover rate
(i)
...................................................................... 79% 0%
(j)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
28
iShares iBonds Oct 2031 Term TIPS ETF
Year Ended
10/31/25
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period ...........................................................
$ 25.58  $ 24.36  $ 25.00
Net investment income
(b)
...................................................................
1 .29  1 .26  0 .20
Net realized and unrealized gain (loss)
(c)
.........................................................
0.56  1.03  (0.84)
Net increase (decrease) from investment operations .................................................. 1.85  2.29  (0.64)
Distributions from net investment income
(d)
...................................................... (1.12) (1.07) —
Net asset value, end of period ................................................................ $ 26.31  $ 25.58  $ 24.36
Total Return
(e)
Based on net asset value .................................................................... 7.35% 9.47% (2.54)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................................................................
0.10% 0.10% 0.10%
(h)
Total expenses after fees waived ...............................................................
0.10% 0.10% 0.10%
(h)
Net investment income ......................................................................
4.97% 4.93% 6.79%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 31,576  $ 16,629  $ 2,436
Portfolio turnover rate
(i)
...................................................................... 0% 0%
(j)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
iShares iBonds Oct 2032 Term TIPS ETF
Year Ended
10/31/25
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period ...........................................................
$ 25.36  $ 24.27  $ 25.00
Net investment income
(b)
...................................................................
1 .29  1 .30  0 .20
Net realized and unrealized gain (loss)
(c)
.........................................................
0.53  1.05  (0.93)
Net increase (decrease) from investment operations .................................................. 1.82  2.35  (0.73)
Distributions from net investment income
(d)
...................................................... (1.13) (1.26) —
Net asset value, end of period ................................................................ $ 26.05  $ 25.36  $ 24.27
Total Return
(e)
Based on net asset value .................................................................... 7.33% 9.78% (2.92)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................................................................
0.10% 0.10% 0.10%
(h)
Total expenses after fees waived ...............................................................
0.10% 0.10% 0.10%
(h)
Net investment income ......................................................................
5.03% 5.11% 6.99%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 26,049  $ 11,411  $ 3,641
Portfolio turnover rate
(i)
...................................................................... 1% 0%
(j)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
30
iShares iBonds Oct 2033 Term TIPS ETF
Year Ended
10/31/25
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period ...........................................................
$ 25.47  $ 24.16  $ 25.00
Net investment income
(b)
...................................................................
1 .28  1 .23  0 .19
Net realized and unrealized gain (loss)
(c)
.........................................................
0.53  1.13  (1.03)
Net increase (decrease) from investment operations .................................................. 1.81  2.36  (0.84)
Distributions from net investment income
(d)
...................................................... (1.10) (1.05) —
Net asset value, end of period ................................................................ $ 26.18  $ 25.47  $ 24.16
Total Return
(e)
Based on net asset value .................................................................... 7.25% 9.84% (3.35)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................................................................
0.10% 0.10% 0.10%
(h)
Total expenses after fees waived ...............................................................
0.10% 0.10% 0.10%
(h)
Net investment income ......................................................................
4.98% 4.79% 6.60%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 39,269  $ 17,832  $ 3,624
Portfolio turnover rate
(i)
...................................................................... 1% 5% 11%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
31
Financial Highlights
iShares iBonds
Oct 2035 Term
TIPS ETF
Period from
03/25/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................................
$ 25.00
Net investment income
(b)
................................................................................................
0 .76
Net realized and unrealized gain
(c)
..........................................................................................
0.44
Net increase from investment operations ....................................................................................... 1.20
Distributions from net investment income
(d)
................................................................................... (0.48)
Net asset value, end of period ............................................................................................. $ 25.72
Total Return
(e)
Based on net asset value ................................................................................................. 4.85%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................................................
0.10%
(h)
Total expenses after fees waived ............................................................................................
0.10%
(h)
Net investment income ...................................................................................................
4.97%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................................. $ 19,293
Portfolio turnover rate
(i)
................................................................................................... 51%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2025
iShares Annual Financial Statements and Additional Information
32
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
iShares ETF
Diversification
Classification
iBonds Oct 2025 Term TIPS .............................................................................................. Diversified
iBonds Oct 2026 Term TIPS .............................................................................................. Diversified
iBonds Oct 2027 Term TIPS .............................................................................................. Diversified
iBonds Oct 2028 Term TIPS .............................................................................................. Diversified
iBonds Oct 2029 Term TIPS .............................................................................................. Diversified
iBonds Oct 2030 Term TIPS .............................................................................................. Diversified
iBonds Oct 2031 Term TIPS .............................................................................................. Diversified
iBonds Oct 2032 Term TIPS .............................................................................................. Diversified
iBonds Oct 2033 Term TIPS .............................................................................................. Diversified
iBonds Oct 2035 Term TIPS
(a)
............................................................................................ Diversified
(a)
The Fund commenced operations on March 25, 2025.

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
34
default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended October 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
iShares ETF Amounts Waived
iBonds Oct 2026 Term TIPS .............................................................................................. $ 93
iBonds Oct 2027 Term TIPS .............................................................................................. 102
iBonds Oct 2028 Term TIPS .............................................................................................. 334
iBonds Oct 2029 Term TIPS .............................................................................................. 64
iBonds Oct 2030 Term TIPS .............................................................................................. 61
iBonds Oct 2031 Term TIPS .............................................................................................. 23
iBonds Oct 2032 Term TIPS .............................................................................................. 22
iBonds Oct 2033 Term TIPS .............................................................................................. 29
iBonds Oct 2035 Term TIPS .............................................................................................. 7

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the period ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended October 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
iBonds Oct 2027 Term TIPS .................................................................................................. $ 10
iBonds Oct 2029 Term TIPS .................................................................................................. 8
iBonds Oct 2033 Term TIPS .................................................................................................. 46
U.S. Government Securities
iShares ETF Purchases Sales
iBonds Oct 2026 Term TIPS ............................................................................... $ — $ 1,184,054
iBonds Oct 2027 Term TIPS ............................................................................... 37,517 1,480,363
iBonds Oct 2028 Term TIPS ............................................................................... 5,827,709 6,897,054
iBonds Oct 2029 Term TIPS ............................................................................... 2,849,556 3,683,620
iBonds Oct 2030 Term TIPS ............................................................................... 41,466,253 43,390,067
iBonds Oct 2031 Term TIPS ............................................................................... — 1,079,628
iBonds Oct 2032 Term TIPS ............................................................................... 146,377 888,570
iBonds Oct 2033 Term TIPS ............................................................................... 300,447 1,143,119
iBonds Oct 2035 Term TIPS ............................................................................... 4,803,503 3,656,326
iShares ETF
In-kind
Purchases
iBonds Oct 2026 Term TIPS ............................................................................................... $ 25,001,636
iBonds Oct 2027 Term TIPS ............................................................................................... 39,991,360
iBonds Oct 2028 Term TIPS ............................................................................................... 77,460,172
iBonds Oct 2029 Term TIPS ............................................................................................... 32,264,079
iBonds Oct 2030 Term TIPS ............................................................................................... 70,072,178
iBonds Oct 2031 Term TIPS ............................................................................................... 14,237,860
iBonds Oct 2032 Term TIPS ............................................................................................... 14,068,295
iBonds Oct 2033 Term TIPS ............................................................................................... 20,726,625
iBonds Oct 2035 Term TIPS ............................................................................................... 17,804,165

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
36
The tax character of distributions paid was as follows:
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
For the year ended October 31, 2025, the iShares iBonds Oct 2030 Term TIPS ETF utilized $5,150 of its capital loss carryforwards.
iShares ETF
Year Ended
10/31/25
Year Ended
10/31/24
iBonds Oct 2026 Term TIPS
Ordinary income ...................................................................................... $ 1,894,314 $ 739,536
iBonds Oct 2027 Term TIPS
Ordinary income ...................................................................................... $ 1,753,076 $ 672,523
iBonds Oct 2028 Term TIPS
Ordinary income ...................................................................................... $ 2,405,576 $ 643,176
iBonds Oct 2029 Term TIPS
Ordinary income ...................................................................................... $ 1,508,243 $ 542,188
iBonds Oct 2030 Term TIPS
Ordinary income ...................................................................................... $ 2,185,245 $ 521,955
iBonds Oct 2031 Term TIPS
Ordinary income ...................................................................................... $ 1,100,878 $ 460,196
iBonds Oct 2032 Term TIPS
Ordinary income ...................................................................................... $ 869,876 $ 457,380
iBonds Oct 2033 Term TIPS
Ordinary income ...................................................................................... $ 1,125,956 $ 617,439
iShares ETF
Period from
03/25/25
(a)
to
10/31/25
iBonds Oct 2035 Term TIPS
Ordinary income ........................................................................................................ $ 163,951
(a)
Commencement of operations.
iShares ETF
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
iBonds Oct 2026 Term TIPS .................................... $ 249,031 $ — $ (8,037) $ 91,407 $ 332,401
iBonds Oct 2027 Term TIPS .................................... 233,040 — (5,064) 410,697 638,673
iBonds Oct 2028 Term TIPS .................................... 399,124 — (21,451) 783,238 1,160,911
iBonds Oct 2029 Term TIPS .................................... 208,913 — (113,939) 884,053 979,027
iBonds Oct 2030 Term TIPS .................................... 632,138 49,921 — 1,059,580 1,741,639
iBonds Oct 2031 Term TIPS .................................... 143,921 — (14,062) 657,869 787,728
iBonds Oct 2032 Term TIPS .................................... 110,692 — (7,915) 508,645 611,422
iBonds Oct 2033 Term TIPS .................................... 165,629 — (28,760) 632,715 769,584
iBonds Oct 2035 Term TIPS .................................... 60,523 — (16,194) 108,122 152,451

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
As of October 31, 2025 , gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds Oct 2026 Term TIPS .......................................... $ 65,362,280 $ 103,595 $ (12,188) $ 91,407
iBonds Oct 2027 Term TIPS .......................................... 59,255,651 410,697 – 410,697
iBonds Oct 2028 Term TIPS .......................................... 99,427,641 783,238 – 783,238
iBonds Oct 2029 Term TIPS .......................................... 50,521,237 884,053 – 884,053
iBonds Oct 2030 Term TIPS .......................................... 87,631,448 1,070,100 (10,520) 1,059,580
iBonds Oct 2031 Term TIPS .......................................... 30,907,857 657,869 – 657,869
iBonds Oct 2032 Term TIPS .......................................... 25,542,254 508,645 – 508,645
iBonds Oct 2033 Term TIPS .......................................... 38,490,556 632,715 – 632,715
iBonds Oct 2035 Term TIPS .......................................... 19,073,746 108,122 – 108,122

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
38
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
10/31/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
iBonds Oct 2026 Term TIPS
Shares sold 1,750,000 $ 44,991,788 650,000 $ 16,454,335
iBonds Oct 2027 Term TIPS
Shares sold 1,550,000 $ 40,163,063 550,000 $ 13,955,880
iBonds Oct 2028 Term TIPS
Shares sold 3,000,000 $ 78,068,955 650,000 $ 16,466,918
iBonds Oct 2029 Term TIPS
Shares sold 1,250,000 $ 32,455,729 550,000 $ 14,022,119
iBonds Oct 2030 Term TIPS
Shares sold 2,700,000 $ 70,160,210 550,000 $ 14,028,240
iBonds Oct 2031 Term TIPS
Shares sold 550,000 $ 14,250,233 550,000 $ 14,036,421
iBonds Oct 2032 Term TIPS
Shares sold 550,000 $ 14,099,906 350,000 $ 8,859,878
Shares redeemed
— — (50,000) (1,261,877)
550,000 $ 14,099,906 300,000 $ 7,598,001
iBonds Oct 2033 Term TIPS
Shares sold 800,000 $ 20,781,103 550,000 $ 14,007,056
Period Ended
10/31/25
iShares ETF Shares Amount
iBonds Oct 2035 Term TIPS
(a)
Shares sold .......................................................................... 750,000 $ 19,140,741
(a)
The Fund commenced operations on March 25, 2025.

Report of Independent Registered Public Accounting Firm
39
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the nine funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (nine of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(1)
Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for each of the two years in the period ended October 31, 2025
(2)
Statement of operations and statement of changes in net assets for the period March 25, 2025 (commencement of operations) through October 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares iBonds Oct 2026 Term TIPS ETF
(1)
iShares iBonds Oct 2027 Term TIPS ETF
(1)
iShares iBonds Oct 2028 Term TIPS ETF
(1)
iShares iBonds Oct 2029 Term TIPS ETF
(1)
iShares iBonds Oct 2030 Term TIPS ETF
(1)
iShares iBonds Oct 2031 Term TIPS ETF
(1)
iShares iBonds Oct 2032 Term TIPS ETF
(1)
iShares iBonds Oct 2033 Term TIPS ETF
(1)
iShares iBonds Oct 2035 Term TIPS ETF
(2)

Important Tax Information
(unaudited)
2025
iShares Annual Financial Statements and Additional Information
40
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal period ended October 31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended October 31, 2025 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended October 31, 2025:
iShares ETF
Federal Obligation
Interest
iBonds Oct 2026 Term TIPS ............................................................................................ $ 2,086,993
iBonds Oct 2027 Term TIPS ............................................................................................ 1,933,638
iBonds Oct 2028 Term TIPS ............................................................................................ 2,736,508
iBonds Oct 2029 Term TIPS ............................................................................................ 1,670,536
iBonds Oct 2030 Term TIPS ............................................................................................ 2,512,860
iBonds Oct 2031 Term TIPS ............................................................................................ 1,207,926
iBonds Oct 2032 Term TIPS ............................................................................................ 951,423
iBonds Oct 2033 Term TIPS ............................................................................................ 1,197,105
iBonds Oct 2035 Term TIPS ............................................................................................ 224,333
iShares ETF Interest Dividends
iBonds Oct 2026 Term TIPS ............................................................................................ $ 2,089,220
iBonds Oct 2027 Term TIPS ............................................................................................ 1,936,076
iBonds Oct 2028 Term TIPS ............................................................................................ 2,744,459
iBonds Oct 2029 Term TIPS ............................................................................................ 1,672,193
iBonds Oct 2030 Term TIPS ............................................................................................ 2,514,289
iBonds Oct 2031 Term TIPS ............................................................................................ 1,208,575
iBonds Oct 2032 Term TIPS ............................................................................................ 951,944
iBonds Oct 2033 Term TIPS ............................................................................................ 1,247,272
iBonds Oct 2035 Term TIPS ............................................................................................ 224,474
iShares ETF
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
iBonds Oct 2026 Term TIPS ......................................................................... $ 2,089,220 $ —
iBonds Oct 2027 Term TIPS ......................................................................... 1,936,076 —
iBonds Oct 2028 Term TIPS ......................................................................... 2,744,459 10,573
iBonds Oct 2029 Term TIPS ......................................................................... 1,672,193 —
iBonds Oct 2030 Term TIPS ......................................................................... 2,514,289 —
iBonds Oct 2031 Term TIPS ......................................................................... 1,208,575 —
iBonds Oct 2032 Term TIPS ......................................................................... 951,944 —
iBonds Oct 2033 Term TIPS ......................................................................... 1,247,272 —
iBonds Oct 2035 Term TIPS ......................................................................... 224,474 —

Additional Information
41
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2025
iShares Annual Financial Statements and Additional Information
42
iShares iBonds Oct 2026 Term TIPS ETF, iShares iBonds Oct 2027 Term TIPS ETF, iShares iBonds Oct 2028 Term TIPS ETF, iShares iBonds Oct 2029 Term TIPS
ETF, iShares iBonds Oct 2030 Term TIPS ETF, iShares iBonds Oct 2031 Term TIPS ETF, iShares iBonds Oct 2032 Term TIPS ETF, iShares iBonds Oct 2033 Term
TIPS ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Board Review and Approval of Investment Advisory Contract
(continued)
43
Board Review and Approval of Investment Advisory Contract
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Annual Financial Statements and Additional Information
44
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
45
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Yield Optimized Bond ETF | BYLD | NYSE Arca

Page
2

Schedule of Investments
October 31, 2025
iShares
®
Yield Optimized Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
Domestic Fixed Income — 41.5%
(a)
iShares 0-3 Month Treasury Bond ETF
(b)
.... 247,049 $ 24,882,775
iShares Broad USD High Yield Corporate Bond
ETF
(b)
.......................... 1,540,537 57,893,382
iShares Core Universal USD Bond ETF ..... 88,484 4,143,706
iShares Floating Rate Bond ETF ......... 567,333 28,973,696
iShares GNMA Bond ETF .............. 123,893 5,528,725
121,422,284
International Fixed Income — 10.1%
iShares J.P. Morgan Emerging Markets High
Yield Bond ETF
(a)
.................. 730,266 29,437,022
Investment Grade Bonds — 40.1%
(a)
iShares 10+ Year Investment Grade Corporate
Bond ETF
(b)
...................... 788,603 40,557,852
iShares 5-10 Year Investment Grade Corporate
Bond ETF
(b)
...................... 572,316 30,945,126
iShares Broad USD Investment Grade
Corporate Bond ETF ................ 310,510 16,196,202
iShares Investment Grade Systematic Bond
ETF ........................... 640,547 29,442,743
117,141,923
Mortgage-Backed Securities — 8.2%
iShares MBS ETF
(a)
.................. 249,873 23,875,365
Total Long-Term Investments — 99.9%
(Cost: $ 286,711,842 ) ................................ 291,876,594
Short-Term Securities
Money Market Funds — 32 .7%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(d)
................... 95,293,623 95,341,270
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 279,635 279,635
Total Short-Term Securities — 32 .7%
(Cost: $ 95,619,396 ) ............................... 95,620,905
Total Investments — 132 .6%
(Cost: $ 382,331,238 ) .............................. 387,497,499
Liabilities in Excess of Other Assets — (32.6) % ............ (95,336,904)
Net Assets — 100.0% ............................... $ 292,160,595
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Yield Optimized Bond ETF
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 85,806,953 $ 9,555,810
(a)
$ — $ (14,574) $ (6,919) $ 95,341,270 95,293,623 $ 146,095
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 224,701 54,934
(a)
— — — 279,635 279,635 14,645 —
iShares 0-3 Month Treasury
Bond ETF ............ 57,998,467 26,009,039 (59,055,474) (80,059) 10,802 24,882,775 247,049 403,746 —
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
... — 25,685,554 (25,626,690) (58,864) — — — 785,705 —
iShares 10+ Year Investment
Grade Corporate Bond ETF 61,576,274 19,464,253 (41,336,440) (183,775) 1,037,540 40,557,852 788,603 1,608,731 —
iShares 1-5 Year Investment
Grade Corporate Bond
ETF
(c)
.............. — 45,018,911 (45,538,996) 520,085 — — — 903,912 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF — 32,684,130 (2,461,852) 13,197 709,651 30,945,126 572,316 963,665 —
iShares Broad USD High Yield
Corporate Bond ETF .... 48,617,279 37,580,988 (28,770,314) 572,924 (107,495) 57,893,382 1,540,537 2,593,804 —
iShares Broad USD Investment
Grade Corporate Bond ETF — 16,429,674 (377,458) (19) 144,005 16,196,202 310,510 118,702 —
iShares CMBS ETF
(c)
...... 24,097,815 222,620 (24,246,273) 289,720 (363,882) — — 69,041 57
iShares Core 1-5 Year USD
Bond ETF
(c)
.......... — 16,560,725 (16,772,011) 211,286 — — — 378,828 —
iShares Core Universal USD
Bond ETF ............ — 15,295,065 (11,280,381) 58,889 70,133 4,143,706 88,484 388,593 —
iShares Floating Rate Bond
ETF ................ 24,407,343 8,816,649 (4,272,379) 33,475 (11,392) 28,973,696 567,333 1,216,822 —
iShares GNMA Bond ETF ... — 5,615,946 (129,091) (3) 41,873 5,528,725 123,893 37,161 —
iShares Investment Grade
Systematic Bond ETF .... — 33,150,801 (4,081,400) (4,865) 378,207 29,442,743 640,547 968,418 —
iShares J.P. Morgan Emerging
Markets High Yield Bond
ETF ................ 24,432,678 8,372,413 (4,628,413) 98,798 1,161,546 29,437,022 730,266 1,728,449 —
iShares MBS ETF ........ — 31,204,777 (7,851,043) 30,156 491,475 23,875,365 249,873 905,411 —
$ 1,486,371 $ 3,555,544 $ 387,497,499 $ 13,231,728 $ 57
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Yield Optimized Bond ETF
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 291,876,594 $ — $ — $ 291,876,594
Short-Term Securities
Money Market Funds ...................................... 95,620,905 — — 95,620,905
$ 387,497,499 $ — $ — $ 387,497,499

Statement of Assets and Liabilities

October 31, 2025
2025
iShares Annual Financial Statements and Additional Information
6
See notes to financial statements.
iShares Yield
Optimized Bond
ETF
ASSETS
Investments, at value — affiliated
(a) (b)
......................................................................................... $ 387,497,499
Receivables: –
Securities lending income — affiliated ...................................................................................... 9,006
Dividends — affiliated ................................................................................................. 1,083
Total a ssets .........................................................................................................
387,507,588
LIABILITIES
Collateral on securities loaned ............................................................................................. 95,346,993
Total li abilities ........................................................................................................
95,346,993
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 292,160,595
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 300,299,052
Accumulated loss ..................................................................................................... (8,138,457)
NET ASSETS ........................................................................................................
$ 292,160,595
NET ASSET VALUE
Shares outstanding ....................................................................................................
12,750,000
Net asset value .......................................................................................................
$ 22.91
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — affiliated ................................................................................... $ 382,331,238
(b)
  Securities loaned, at value — affiliated ............................................................................... $ 93,099,162

Statement of Operations
Year Ended October 31, 2025
7
Statement of Operations
See notes to financial statements.
iShares Yield
Optimized Bond
ETF
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 13,085,633
Interest — unaffiliated ................................................................................................ 23
Securities lending income — affiliated — net ................................................................................ 146,095
Total investment income ................................................................................................
13,231,751
EXPENSES
Investment advisory ................................................................................................. 688,128
Interest expense ................................................................................................... 3
Total e xpenses ......................................................................................................
688,131
Less: –
Investment advisory fees waived ........................................................................................ (688,128)
Total ex penses after fees waived ..........................................................................................
3
Net investment income .................................................................................................
13,231,748
REALIZED AND UNREALIZED GAIN (LOSS) $ 5,041,972
Net realized gain from:
Investments — affiliated ............................................................................................ $ 1,053,645
Capital gain distributions from underlying funds — affiliated ..................................................................... 57
In-kind redemptions — affiliated
(a)
...................................................................................... 432,726
1,486,428
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................ 3,555,544
Net realized and unrealized gain ..........................................................................................
5,041,972
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 18,273,720
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2025
iShares Annual Financial Statements and Additional Information
8
See notes to financial statements.
iShares Yield Optimized Bond ETF
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 13,231,748 $ 8,759,067
Net realized gain (loss) .............................................................................. 1,486,428 (4,942,101)
Net change in unrealized appreciation (depreciation) .......................................................... 3,555,544 12,293,141
Net increase in net assets resulting from operations .............................................................
18,273,720 16,110,107
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(13,222,150) (8,790,270)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
45,731,005 133,930,331
NET ASSETS
Total increase in net assets ............................................................................. 50,782,575 141,250,168
Beginning of year ....................................................................................
241,378,020 100,127,852
End of year ........................................................................................
$ 292,160,595 $ 241,378,020
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
iShares Yield Optimized Bond ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ..............................
$ 22.45  $ 21.08  $ 21.33  $ 25.03  $ 25.63
Net investment income
(a)
.....................................
1 .21  1 .12  0 .93  0 .64  0 .63
Net realized and unrealized gain (loss)
(b)
...........................
0.47  1.38  (0.24) (3.70) (0.51)
Net increase (decrease) from investment operations .................... 1.68  2.50  0.69  (3.06) 0.12
Distributions
(c)
– – – – –
From net investment income ..................................
( 1 .22 ) ( 1 .13 ) ( 0 .94 ) ( 0 .64 ) ( 0 .65 )
From net realized gain .......................................
—  —  —  —  ( 0 .07 )
Total distributions ........................................... (1.22) (1.13) (0.94) (0.64) (0.72)
Net asset value, end of year ................................... $ 22.91  $ 22.45  $ 21.08  $ 21.33  $ 25.03
Total Return
(d)
Based on net asset value ...................................... 7.72% 12.09% 3.19% (12.39)% 0.47%
Ratios to Average Net Assets
(e)
Total expen ses .............................................
0.28% 0.28% 0.28% 0.28% 0.28%
Total expenses after fees waived .................................
0.00%
(f)
0.00%
(f)
0.00% 0.00%
(f)
0.00%
(f)
Net investment income ........................................
5.38% 5.00% 4.27% 2.74% 2.49%
Supplemental Data
Net assets, end of year (000) .................................... $ 292,161  $ 241,378  $ 100,128  $ 77,854  $ 148,924
Portfolio turnover rate
(g)
........................................ 96% 96% 39% 74% 57%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Rounds to less than 0.01%.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2025
iShares Annual Financial Statements and Additional Information
10
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedule of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Fund’s financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
iShares ETF
Diversification
Classification
Yield Optimized Bond .................................................................................................. Diversified

Notes to Financial Statements
(continued)
11
Notes to Financial Statements
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
12
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive its investment advisory fees for the Fund through February 28, 2026.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended October 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
BNP Paribas SA ....................................... $ 23,971,360 $ (23,971,360) $ – $ –
J.P. Morgan Securities LLC ............................... 65,049,300 (65,049,300) – –
SG Americas Securities LLC .............................. 4,078,399 (4,078,399) – –
Wells Fargo Securities LLC ............................... 103 (103) – –
$ 93,099,162 $ (93,099,162) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
iShares ETF Investment Advisory Fees
Yield Optimized Bond ............................................................................................... 0.28%
iShares ETF Amounts Waived
Yield Optimized Bond .................................................................................................. $ 688,128

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended October
31, 2025, the Fund paid BTC $53,707 for securities lending agent services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
6. Purchases and Sales
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended October 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
For the year ended October 31, 2025, the Fund utilized $971,714 of its capital loss carryforwards.
iShares ETF Purchases Sales
Yield Optimized Bond ................................................................................... $ 239,640,033 $ 239,499,486
iShares ETF
In-kind
Purchases
In-kind
Sales
Yield Optimized Bond ................................................................................... $ 82,471,512 $ 36,928,729
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Yield Optimized Bond ........................................................................ $ 432,726 $ (432,726)
—
iShares ETF
Year Ended
10/31/25
Year Ended
10/31/24
Yield Optimized Bond
Ordinary income ...................................................................................... $ 13,222,150 $ 8,790,270
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Yield Optimized Bond ...................................................... $ 90,741 $ (13,394,897) $ 5,165,699 $ (8,138,457)

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
14
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Yield Optimized Bond .............................................. $ 382,331,800 $ 5,169,105 $ (3,406) $ 5,165,699
Year Ended
10/31/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
Yield Optimized Bond
Shares sold 3,650,000 $ 82,704,019 7,350,000 $ 163,524,516
Shares redeemed
(1,650,000) (36,973,014) (1,350,000) (29,594,185)
2,000,000 $ 45,731,005 6,000,000 $ 133,930,331

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
2025
iShares Annual Financial Statements and Additional Information
16
To the Board of Trustees of
iShares Trust and Shareholders of iShares Yield Optimized Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Yield Optimized Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)
17
Important Tax Information
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned for the fiscal year ended
October 31, 2025:
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October
31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF
Foreign Source
Income Earned
Yield Optimized Bond ................................................................................................ $ 2,945,271
iShares ETF
Federal Obligation
Interest
Yield Optimized Bond ................................................................................................ $ 1,455,083
iShares ETF Interest Dividends
Yield Optimized Bond ................................................................................................ $ 10,402,459
iShares ETF
Interest-Related
Dividends
Yield Optimized Bond ................................................................................................ $ 7,667,891

Additional Information
2025
iShares Annual Financial Statements and Additional Information
18
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
19
Board Review and Approval of Investment Advisory Contract
iShares Yield Optimized Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Annual Financial Statements and Additional Information
20
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
21
Board Review and Approval of Investment Advisory Contract
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2025
iShares Annual Financial Statements and Additional Information
22
Portfolio Abbreviation
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: December 22, 2025

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: December 22, 2025